UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony Zacharski, Esq

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016-June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2016

Semi-Annual Report

PACIFIC SELECT FUND

TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedules of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-9
Statements of Changes in Net Assets	B-17
Statements of Cash Flows	B-25
Financial Highlights	B-26
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Approval of Investment Advisory Agreement	D-5
Special Meetings of Shareholders	D-7
Where to Go for More Information	D-16

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 62.6%

Consumer Discretionary - 8.0%

Altice US Finance I Corp 5.500% due 05/15/26 ~	$1,200,000	$1,203,000
CalAtlantic Group Inc 6.250% due 12/15/21	2,000,000	2,135,000
Cedar Fair LP 5.250% due 03/15/21	1,500,000	1,546,458
Charter Communications Operating LLC 4.908% due 07/23/25 ~	2,000,000	2,183,718
Dollar General Corp 4.150% due 11/01/25	2,000,000	2,202,662
General Motors Co 5.200% due 04/01/45	2,000,000	1,990,048
GLP Capital LP 4.375% due 04/15/21	1,550,000	1,600,375
Lennar Corp 4.500% due 06/15/19	2,000,000	2,085,800
McDonald’s Corp 4.875% due 12/09/45	1,000,000	1,170,808
MGM Resorts International 6.750% due 10/01/20	1,500,000	1,646,250
NCL Corp Ltd 4.625% due 11/15/20 ~	1,250,000	1,253,900
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,100,000	1,119,250
Newell Brands Inc 3.850% due 04/01/23	1,500,000	1,593,532
O’Reilly Automotive Inc 3.550% due 03/15/26	1,000,000	1,051,124
PulteGroup Inc 4.250% due 03/01/21	600,000	621,600
Signet UK Finance PLC 4.700% due 06/15/24	2,000,000	1,955,894
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,000,000	2,072,500
Toll Brothers Finance Corp
4.375% due 04/15/23	500,000	495,000
4.875% due 11/15/25	1,100,000	1,091,750
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	1,125,000	1,157,344

		30,176,013

Consumer Staples - 3.8%

Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	5,500,000	5,898,398
Imperial Brands Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	2,200,000	2,325,011
Kraft Heinz Foods Co 4.375% due 06/01/46 ~	900,000	956,477
Molson Coors Brewing Co 4.200% due 07/15/46 #	1,050,000	1,059,711
Reynolds American Inc 4.450% due 06/12/25	1,250,000	1,399,187
The Procter & Gamble Co 2.700% due 02/02/26	1,300,000	1,378,121
Walgreens Boots Alliance Inc 3.450% due 06/01/26	1,250,000	1,287,759

		14,304,664

Energy - 2.4%

Cimarex Energy Co 5.875% due 05/01/22	1,000,000	1,047,754
Energy Transfer Partners LP 4.050% due 03/15/25	1,500,000	1,481,891

	Principal Amount	Value
Exxon Mobil Corp 4.114% due 03/01/46	$1,250,000	$1,410,603
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,500,000	1,521,976
Kinder Morgan Inc 5.550% due 06/01/45	650,000	662,973
Petrobras Global Finance BV (Brazil) 8.375% due 05/23/21	1,250,000	1,293,125
The Williams Cos Inc 3.700% due 01/15/23	1,000,000	890,000
Western Gas Partners LP 4.650% due 07/01/26	650,000	648,674

		8,956,996

Financials - 22.4%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	1,500,000	1,515,000
3.950% due 02/01/22	900,000	902,250
Ally Financial Inc 4.125% due 02/13/22	2,000,000	1,990,000
American Tower Corp REIT
3.300% due 02/15/21	1,050,000	1,096,624
3.500% due 01/31/23	1,500,000	1,554,618
5.000% due 02/15/24	1,000,000	1,132,135
Aon PLC 3.875% due 12/15/25	1,500,000	1,585,950
Ares Capital Corp 4.875% due 11/30/18	1,950,000	2,041,435
Bank of America Corp
3.500% due 04/19/26	900,000	932,923
4.200% due 08/26/24	2,500,000	2,589,872
4.250% due 10/22/26	2,000,000	2,079,600
Berkshire Hathaway Inc 3.125% due 03/15/26	1,200,000	1,260,454
Capital One Financial Corp 4.200% due 10/29/25	2,000,000	2,061,008
Citigroup Inc
3.400% due 05/01/26	1,000,000	1,028,340
4.400% due 06/10/25	2,000,000	2,091,432
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	2,500,000	2,557,852
Crown Castle International Corp REIT 3.400% due 02/15/21	1,250,000	1,306,419
Duke Realty LP REIT 3.625% due 04/15/23	3,750,000	3,919,654
Ford Motor Credit Co LLC
2.021% due 05/03/19	1,200,000	1,211,128
4.250% due 09/20/22	3,750,000	4,050,079
General Motors Financial Co Inc 4.375% due 09/25/21	2,750,000	2,905,647
JPMorgan Chase & Co 3.875% due 09/10/24	3,000,000	3,109,335
Kilroy Realty LP REIT 3.800% due 01/15/23	3,500,000	3,675,441
Legg Mason Inc 4.750% due 03/15/26	1,000,000	1,057,076
Marsh & McLennan Cos Inc 3.300% due 03/14/23	1,600,000	1,672,990
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,200,000	1,266,590
Morgan Stanley
2.375% due 07/23/19	2,000,000	2,034,490
2.500% due 04/21/21	1,750,000	1,770,486
5.000% due 11/24/25	2,000,000	2,193,236
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,000,000	3,107,634
Principal Life Global Funding II 3.000% due 04/18/26 ~	1,050,000	1,072,862
S&P Global Inc 4.400% due 02/15/26	1,000,000	1,125,088

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Senior Housing Properties Trust REIT 4.750% due 05/01/24	$1,000,000	$1,020,440
SunTrust Bank 3.300% due 05/15/26	800,000	808,615
The Goldman Sachs Group Inc
2.550% due 10/23/19	4,000,000	4,095,852
2.625% due 04/25/21	1,000,000	1,015,358
2.875% due 02/25/21	1,000,000	1,026,225
4.250% due 10/21/25	2,000,000	2,073,618
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,000,000	2,105,636
Trinity Acquisition PLC 4.400% due 03/15/26	1,000,000	1,046,655
US Bancorp 3.100% due 04/27/26	1,325,000	1,380,666
Ventas Realty LP REIT
3.125% due 06/15/23	450,000	459,830
3.500% due 02/01/25	1,500,000	1,541,084
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	2,000,000	2,089,514
Wells Fargo & Co 4.400% due 06/14/46	1,500,000	1,527,252
Welltower Inc REIT 4.000% due 06/01/25	2,000,000	2,106,846

		84,195,239

Health Care - 2.9%

Actavis Funding SCS 3.000% due 03/12/20	2,000,000	2,062,524
Aetna Inc 4.250% due 06/15/36	1,800,000	1,866,076
Biogen Inc 5.200% due 09/15/45	1,650,000	1,864,015
Express Scripts Holding Co 4.800% due 07/15/46 #	750,000	752,478
Laboratory Corp of America Holdings 4.700% due 02/01/45	1,500,000	1,608,510
Thermo Fisher Scientific Inc 3.000% due 04/15/23	600,000	611,913
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	1,250,000	1,208,900
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	1,000,000	1,033,067

		11,007,483

Industrials - 13.6%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,422,101	2,497,792
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,200,000	1,258,500
Air Lease Corp
3.875% due 04/01/21	3,750,000	3,881,250
4.250% due 09/15/24	2,000,000	2,035,000
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	800,000	829,000
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	3,000,000	3,175,410
3.600% due 03/22/29	1,900,000	1,999,750
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	908,262	891,232
4.375% due 04/01/24	864,579	874,306
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,826,312	1,929,956
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	2,803,454	2,922,600
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,744,170	1,833,559

	Principal Amount	Value
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	$2,928,860	$3,108,253
4.950% due 11/23/20	799,747	846,732
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	392,077	414,132
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	1,352,417	1,343,965
International Lease Finance Corp 7.125% due 09/01/18 ~	1,000,000	1,100,440
Lockheed Martin Corp 4.700% due 05/15/46	1,500,000	1,772,565
Masco Corp
3.500% due 04/01/21	1,750,000	1,794,275
4.375% due 04/01/26	800,000	829,192
Norwegian Air Shuttle Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	1,250,000	1,260,937
Owens Corning
4.200% due 12/15/22	2,000,000	2,135,862
4.200% due 12/01/24	1,000,000	1,048,704
Penske Truck Leasing Co LP 3.375% due 02/01/22 ~	2,000,000	2,042,336
The ADT Corp 6.250% due 10/15/21	2,000,000	2,147,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	4,532,134	4,577,455
United Rentals North America Inc 4.625% due 07/15/23	1,000,000	1,013,750
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,592,526	1,698,206

		51,262,159

Information Technology - 1.7%

Diamond 1 Finance Corp
5.875% due 06/15/21 ~	75,000	76,934
6.020% due 06/15/26 ~	950,000	987,436
Hewlett Packard Enterprise Co 4.900% due 10/15/25 ~	1,500,000	1,570,819
Visa Inc
3.150% due 12/14/25	1,500,000	1,606,410
4.300% due 12/14/45	2,000,000	2,314,090

		6,555,689

Materials - 1.3%

Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	2,750,000	2,533,715
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,507,500
Tronox Finance LLC 6.375% due 08/15/20	1,000,000	747,500

		4,788,715

Telecommunication Services - 2.7%

AT&T Inc 3.950% due 01/15/25	2,000,000	2,120,372
CC Holdings GS V LLC 3.849% due 04/15/23	2,000,000	2,136,820
T-Mobile USA Inc 6.125% due 01/15/22	500,000	526,250
Verizon Communications Inc
3.500% due 11/01/24	2,500,000	2,668,452
5.150% due 09/15/23	2,250,000	2,625,442

		10,077,336

Utilities - 3.8%

Calpine Corp 7.875% due 01/15/23 ~	825,000	874,500
CMS Energy Corp 3.600% due 11/15/25	900,000	958,024

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Emera US Finance LP (Canada) 4.750% due 06/15/46 ~	$1,050,000	$1,074,051
Exelon Corp 5.100% due 06/15/45	2,500,000	2,886,247
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	3,500,000	3,844,463
NRG Energy Inc 6.625% due 03/15/23	1,000,000	990,000
Southern Power Co 4.150% due 12/01/25	1,500,000	1,625,930
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	835,000
The Southern Co 3.250% due 07/01/26	1,200,000	1,250,110

		14,338,325

Total Corporate Bonds & Notes (Cost $230,084,672)		235,662,619

SENIOR LOAN NOTES - 17.5%

Consumer Discretionary - 5.6%

Altice US Finance I Corp (Luxembourg) 4.250% due 12/14/22 §	1,979,493	1,978,503
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,460,951	1,402,513
Charter Communications Operating LLC Term H 3.250% due 08/24/21 §	798,000	796,317
ClubCorp Club Operations Inc 4.250% due 12/15/22 §	2,247,125	2,250,871
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	1,152,025	1,153,259
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	1,481,137	1,378,383
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,778,947	1,782,283
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	2,962,025	2,962,953
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	1,433,331	1,434,376
New Red Finance Term B2 (Canada) 3.750% due 12/10/21 §	2,274,082	2,273,134
PetSmart Inc Term B1 4.250% due 03/11/22 §	1,980,000	1,975,163
Seminole Tribe of Florida 3.000% due 04/29/20 §	1,796,512	1,798,757

		21,186,512

Consumer Staples - 2.2%

Albertsons LLC Term B4 4.500% due 08/25/21 §	1,711,505	1,712,041
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	1,750,000	1,752,387
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	2,375,000	2,381,928
US Foods Inc
4.500% due 03/31/19 §	2,500,000	2,500,585

		8,346,941

Financials - 1.7%

Hub International Ltd Term B 4.000% due 10/02/20 §	1,974,747	1,948,005
Realogy Corp Term B 3.750% due 03/05/20 §	987,342	988,206
Solera LLC Term B 5.750% due 03/03/23 §	3,491,250	3,497,485

		6,433,696

	Principal Amount	Value
Health Care - 2.1%

Alere Inc Term B 4.500% due 06/18/22 §	$2,733,048	$2,724,081
Community Health Systems Inc Term H 4.000% due 01/27/21 §	2,962,519	2,892,159
IASIS Healthcare LLC Term B2 4.500% due 05/03/18 §	1,964,221	1,962,174
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	247,500	245,861

		7,824,275

Industrials - 1.9%

HD Supply Inc Term B 3.750% due 08/13/21 §	491,263	491,263
Nexeo Solutions LLC 5.250% due 06/09/23 §	1,000,000	998,750
Sensata Technologies BV Term B (Netherlands) 3.000% due 10/14/21 §	987,500	988,487
TransDigm Inc
Term D
3.750% due 06/04/21 §	1,974,811	1,959,646
Term E
3.750% due 05/14/22 §	988,101	977,232
Univar Inc 4.250% due 07/01/22 §	1,662,479	1,645,439

		7,060,817

Information Technology - 1.5%

Avago Technologies Cayman Ltd Term B1 (Cayman) 4.250% due 02/01/23 §	1,990,000	1,992,350
First Data Corp 4.202% due 07/08/22 §	2,000,000	1,984,166
ON Semiconductor Corp Term B 5.250% due 03/31/23 §	1,687,500	1,699,252

		5,675,768

Materials - 1.2%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	1,873,868	1,874,747
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	1,583,120	1,578,173
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	1,000,000	999,375

		4,452,295

Telecommunication Services - 1.3%

Level 3 Financing Inc
4.000% due 08/01/19 §	2,000,000	2,000,626
Term B
4.000% due 01/15/20 §	2,000,000	2,002,000
Zayo Group LLC Term B 3.750% due 05/06/21 §	887,813	885,317

		4,887,943

Total Senior Loan Notes (Cost $66,145,945)		65,868,247

ASSET-BACKED SECURITIES - 1.9%

Chase Issuance Trust 1.370% due 06/15/21 "	2,850,000	2,866,679
Navient Student Loan Trust 1.157% due 06/25/65 " § ~	1,100,000	1,099,142
Santander Drive Auto Receivables Trust
2.080% due 02/16/21 "	650,000	653,280
2.660% due 11/15/21 "	500,000	508,873

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SMB Private Education Loan Trust 2.700% due 05/15/31 " ~	$1,500,000	$1,522,441
Synchrony Credit Card Master Note Trust 2.040% due 05/15/24 "	500,000	509,939

Total Asset-Backed Securities (Cost $7,099,179)		7,160,354

U.S. GOVERNMENT AGENCY ISSUES - 1.9%

Fannie Mae 1.875% due 09/18/18	3,500,000	3,590,601
Freddie Mac 1.250% due 10/02/19	3,250,000	3,289,501

Total U.S. Government Agency Issues (Cost $6,804,639)		6,880,102

U.S. TREASURY OBLIGATIONS - 9.9%

U.S. Treasury Bonds - 2.0%

2.500% due 02/15/45	500,000	521,162
2.500% due 05/15/46	1,500,000	1,564,922
2.875% due 08/15/45	3,000,000	3,369,726
3.000% due 11/15/45	1,800,000	2,071,546

		7,527,356

U.S. Treasury Notes - 7.9%

1.250% due 01/31/19	2,500,000	2,537,500
1.375% due 07/31/18	3,300,000	3,352,529
1.375% due 09/30/18	3,500,000	3,558,789
1.500% due 10/31/19	2,500,000	2,558,935
1.750% due 09/30/22	1,000,000	1,032,129
1.750% due 01/31/23	2,500,000	2,577,443
1.875% due 10/31/22	1,500,000	1,559,268
2.000% due 10/31/21	3,500,000	3,667,548
2.000% due 08/15/25	2,000,000	2,092,188
2.125% due 12/31/21	3,500,000	3,691,681
2.125% due 12/31/22	2,500,000	2,636,328
2.250% due 11/15/25	500,000	533,750

		29,798,088

Total U.S. Treasury Obligations (Cost $36,109,929)		37,325,444

FOREIGN GOVERNMENT BONDS & NOTES - 2.8%

Chile Government (Chile) 2.250% due 10/30/22	3,000,000	3,031,500
Korea Government (South Korea) 3.875% due 09/11/23	3,000,000	3,442,650

	Principal Amount	Value
Mexico Government (Mexico)
3.500% due 01/21/21	$1,000,000	$1,060,000
3.625% due 03/15/22	1,000,000	1,057,500
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	2,043,736

Total Foreign Government Bonds & Notes (Cost $10,306,028)		10,635,386

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $7,186,472; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $7,333,875)	7,186,466	7,186,466

Total Short-Term Investment (Cost $7,186,466)		7,186,466

TOTAL INVESTMENTS - 98.5% (Cost $363,736,858)		370,718,618

OTHER ASSETS & LIABILITIES, NET - 1.5%		5,785,858

NET ASSETS - 100.0%		$376,504,476

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	62.6%
Senior Loan Notes	17.5%
U.S. Treasury Obligations	9.9%
Others (each less than 3.0%)	8.5%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$235,662,619	$-	$235,662,619	$-
	Senior Loan Notes	65,868,247	-	65,868,247	-
	Asset-Backed Securities	7,160,354	-	7,160,354	-
	U.S. Government Agency Issues	6,880,102	-	6,880,102	-
	U.S. Treasury Obligations	37,325,444	-	37,325,444	-
	Foreign Government Bonds & Notes	10,635,386	-	10,635,386	-
	Short-Term Investment	7,186,466	-	7,186,466	-

	Total	$370,718,618	$-	$370,718,618	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financials - 0.2%

Citigroup Capital XIII	61,350	$1,599,395
GMAC Capital Trust I	229,331	5,691,995

		7,291,390

Total Preferred Stocks (Cost $7,267,171)		7,291,390

	Principal Amount

CORPORATE BONDS & NOTES - 36.4%

Consumer Discretionary - 2.9%

21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	1,258,170
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	3,160,000	3,114,559
7.500% due 05/15/26 ~	540,000	531,900
Amazon.com Inc 4.950% due 12/05/44	2,190,000	2,668,946
American Axle & Manufacturing Inc 6.625% due 10/15/22	440,000	473,000
CCO Holdings LLC 5.875% due 04/01/24 ~	390,000	407,550
Charter Communications Operating LLC
6.384% due 10/23/35 ~	560,000	665,395
6.484% due 10/23/45 ~	3,700,000	4,436,355
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	2,840,000	4,049,388
Comcast Corp
5.150% due 03/01/20	1,658,000	1,874,724
5.650% due 06/15/35	290,000	378,480
5.700% due 05/15/18	5,000,000	5,433,455
6.500% due 11/15/35	630,000	877,875
6.950% due 08/15/37	740,000	1,067,005
Cox Communications Inc 4.700% due 12/15/42 ~	70,000	62,442
DISH DBS Corp
5.125% due 05/01/20	380,000	388,550
5.875% due 07/15/22	1,110,000	1,082,250
5.875% due 11/15/24	6,176,000	5,790,000
6.750% due 06/01/21	90,000	93,488
Dollar Tree Inc 5.750% due 03/01/23 ~	1,620,000	1,729,350
Ford Motor Co 4.750% due 01/15/43	6,920,000	7,332,550
General Motors Co 6.250% due 10/02/43	570,000	635,737
GLP Capital LP 5.375% due 04/15/26	510,000	529,125
Hilton Worldwide Finance LLC 5.625% due 10/15/21	4,640,000	4,805,718
L Brands Inc 5.625% due 10/15/23	690,000	746,925
McDonald’s Corp 3.700% due 01/30/26	2,560,000	2,772,815
MGM Resorts International 6.625% due 12/15/21	800,000	874,000
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,172,791
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	762,559
NCL Corp Ltd
4.625% due 11/15/20 ~	900,000	902,808
5.250% due 11/15/19 ~	870,000	883,050

	Principal Amount	Value
Neptune Finco Corp 6.625% due 10/15/25 ~	$570,000	$601,350
Netflix Inc
5.500% due 02/15/22	130,000	136,175
5.875% due 02/15/25	670,000	706,013
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	1,840,000	1,913,030
Newell Brands Inc
3.150% due 04/01/21	1,040,000	1,084,739
3.850% due 04/01/23	2,040,000	2,167,204
4.200% due 04/01/26	1,590,000	1,726,541
QVC Inc 5.950% due 03/15/43	100,000	92,853
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	1,019,538	1,126,589
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,155,375
The Goodyear Tire & Rubber Co
5.000% due 05/31/26	820,000	837,425
5.125% due 11/15/23	1,790,000	1,857,125
Time Warner Cable Inc
5.500% due 09/01/41	1,440,000	1,516,625
5.875% due 11/15/40	1,060,000	1,158,810
6.750% due 06/15/39	1,050,000	1,238,157
7.300% due 07/01/38	1,130,000	1,420,044
8.250% due 04/01/19	5,445,000	6,326,693
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,331,029
Time Warner Inc
4.700% due 01/15/21	410,000	457,833
6.250% due 03/29/41	450,000	568,611
7.700% due 05/01/32	6,300,000	8,802,927
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,090,599
Univision Communications Inc 6.750% due 09/15/22 ~	2,521,000	2,672,260
Viacom Inc
3.875% due 04/01/24	610,000	622,950
4.250% due 09/01/23	620,000	645,341
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	900,000	925,875

		104,983,133

Consumer Staples - 4.4%

Altria Group Inc
2.850% due 08/09/22	4,200,000	4,405,808
4.750% due 05/05/21	4,000,000	4,567,988
5.375% due 01/31/44	2,730,000	3,516,477
9.250% due 08/06/19	3,330,000	4,108,161
9.950% due 11/10/38	740,000	1,335,950
10.200% due 02/06/39	290,000	539,343
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	2,520,000	2,614,132
3.300% due 02/01/23	4,310,000	4,540,994
3.650% due 02/01/26	17,510,000	18,778,354
4.900% due 02/01/46	13,800,000	16,231,726
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	6,320,000	6,427,194
5.000% due 04/15/20	1,360,000	1,523,109
5.375% due 01/15/20	2,300,000	2,600,129
Constellation Brands Inc
4.250% due 05/01/23	820,000	856,900
6.000% due 05/01/22	850,000	960,500
CVS Health Corp
2.750% due 12/01/22	6,800,000	7,026,522
3.875% due 07/20/25	1,638,000	1,806,008
5.125% due 07/20/45	4,780,000	5,950,072

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
CVS Pass-Through Trust
5.298% due 01/11/27 ~	$643,038	$701,788
6.036% due 12/10/28	2,986,779	3,395,735
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	4,907,156
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,807,407
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,554,362
Kraft Heinz Foods Co
3.500% due 06/06/22	4,250,000	4,526,586
3.950% due 07/15/25 ~	700,000	762,877
5.000% due 07/15/35 ~	1,680,000	1,933,897
5.200% due 07/15/45 ~	340,000	404,497
5.375% due 02/10/20	1,219,000	1,374,582
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	531,284
Mondelez International Inc 4.000% due 02/01/24	5,240,000	5,742,296
PepsiCo Inc 7.900% due 11/01/18	1,498,000	1,733,158
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	4,480,000	4,942,748
5.500% due 01/15/42 ~	470,000	566,055
Philip Morris International Inc
2.500% due 08/22/22	2,560,000	2,633,057
2.900% due 11/15/21	1,460,000	1,543,591
6.375% due 05/16/38	1,970,000	2,731,756
Reynolds American Inc
3.250% due 06/12/20	974,000	1,030,642
5.850% due 08/15/45	6,570,000	8,432,930
6.150% due 09/15/43	330,000	432,927
8.125% due 06/23/19	1,220,000	1,447,410
Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	1,450,000	1,501,359
6.875% due 02/15/21	1,380,000	1,421,400
Spectrum Brands Inc 5.750% due 07/15/25	800,000	837,000
The Kroger Co 6.400% due 08/15/17	2,610,000	2,761,756
Tyson Foods Inc 5.150% due 08/15/44	820,000	949,884
Wal-Mart Stores Inc
5.250% due 09/01/35	930,000	1,224,723
5.375% due 04/05/17	915,000	946,906
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,840,000	2,925,788
Wm Wrigley Jr Co
2.400% due 10/21/18 ~	680,000	693,869
2.900% due 10/21/19 ~	2,380,000	2,475,145

		158,663,938

Energy - 5.9%

Anadarko Petroleum Corp
4.850% due 03/15/21	1,160,000	1,231,705
5.550% due 03/15/26	1,580,000	1,748,834
6.375% due 09/15/17	19,000	20,004
8.700% due 03/15/19	5,485,000	6,259,027
Apache Corp
3.250% due 04/15/22	492,000	504,703
6.000% due 01/15/37	1,010,000	1,156,587
6.900% due 09/15/18	5,000,000	5,479,270
Baker Hughes Inc 3.200% due 08/15/21	58,000	60,963
BP Capital Markets PLC (United Kingdom)
3.119% due 05/04/26	3,490,000	3,554,820
3.506% due 03/17/25	870,000	917,321
3.561% due 11/01/21	220,000	236,832

	Principal Amount	Value
California Resources Corp
5.500% due 09/15/21	$750,000	$382,500
6.000% due 11/15/24	2,040,000	1,004,700
Chesapeake Energy Corp
5.750% due 03/15/23	400,000	258,000
6.125% due 02/15/21	2,210,000	1,469,650
6.500% due 08/15/17	650,000	611,000
6.875% due 11/15/20	520,000	364,000
Chevron Corp 2.954% due 05/16/26	4,380,000	4,528,451
CNOOC Finance LLC (China) 3.500% due 05/05/25	8,380,000	8,505,239
Concho Resources Inc 6.500% due 01/15/22	1,526,000	1,569,872
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,342,245
Continental Resources Inc
4.500% due 04/15/23	650,000	609,375
5.000% due 09/15/22	420,000	411,445
Devon Energy Corp
3.250% due 05/15/22	2,510,000	2,437,704
5.000% due 06/15/45	3,330,000	3,119,894
5.600% due 07/15/41	170,000	164,506
5.850% due 12/15/25	2,650,000	2,929,771
7.950% due 04/15/32	2,810,000	3,228,623
Ecopetrol SA (Colombia)
5.375% due 06/26/26	2,460,000	2,398,500
5.875% due 05/28/45	4,960,000	4,330,080
Ensco PLC
4.700% due 03/15/21	1,350,000	1,123,429
5.200% due 03/15/25	80,000	55,700
Enterprise Products Operating LLC
6.300% due 09/15/17	2,430,000	2,567,842
8.375% due 08/01/66 §	3,000,000	2,646,900
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,510,858
Exxon Mobil Corp
3.043% due 03/01/26	3,090,000	3,275,712
4.114% due 03/01/46	1,250,000	1,410,602
Freeport-McMoran Oil & Gas LLC
6.125% due 06/15/19	3,738,000	3,794,070
6.500% due 11/15/20	527,000	530,752
Halliburton Co 3.800% due 11/15/25	3,250,000	3,384,807
Hess Corp 8.125% due 02/15/19	2,850,000	3,177,952
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,744,823
Kinder Morgan Energy Partners LP
3.500% due 09/01/23	1,410,000	1,383,290
6.850% due 02/15/20	2,180,000	2,441,855
Kinder Morgan Inc
5.000% due 02/15/21 ~	1,720,000	1,814,803
5.300% due 12/01/34	1,029,000	1,009,160
MEG Energy Corp (Canada) 7.000% due 03/31/24 ~	130,000	100,750
MPLX LP
4.875% due 12/01/24 ~	1,670,000	1,630,321
4.875% due 06/01/25 ~	1,190,000	1,165,616
5.500% due 02/15/23 ~	1,680,000	1,708,578
Murray Energy Corp 11.250% due 04/15/21 ~	2,670,000	760,950
Noble Energy Inc
5.250% due 11/15/43	1,130,000	1,169,920
6.000% due 03/01/41	200,000	215,919
8.250% due 03/01/19	3,290,000	3,770,363
Oasis Petroleum Inc
6.500% due 11/01/21	520,000	477,100
6.875% due 03/15/22	1,560,000	1,450,800

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp
3.125% due 02/15/22	$1,350,000	$1,416,087
3.400% due 04/15/26	1,890,000	1,996,840
4.625% due 06/15/45	1,280,000	1,431,914
Petrobras Global Finance BV (Brazil)
4.875% due 03/17/20	4,270,000	4,013,800
5.375% due 01/27/21	15,300,000	14,152,500
6.250% due 03/17/24	5,750,000	5,130,150
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,665,990
6.000% due 03/05/20	2,000,000	2,157,000
6.375% due 01/23/45	3,990,000	4,029,900
6.625% due 06/15/35	1,280,000	1,326,080
6.875% due 08/04/26 ~	2,070,000	2,319,435
8.000% due 05/03/19	2,130,000	2,378,273
Pride International Inc
6.875% due 08/15/20	470,000	449,156
8.500% due 06/15/19	1,010,000	1,028,938
QEP Resources Inc
5.250% due 05/01/23	740,000	684,500
6.875% due 03/01/21	2,190,000	2,222,850
Range Resources Corp
4.875% due 05/15/25	270,000	258,525
5.000% due 03/15/23	4,040,000	3,807,700
Regency Energy Partners LP
4.500% due 11/01/23	520,000	508,611
5.875% due 03/01/22	1,770,000	1,881,859
6.500% due 07/15/21	680,000	702,649
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	680,000	690,200
5.750% due 05/15/24	1,030,000	1,027,425
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	2,570,000	2,682,309
4.000% due 12/21/25 ~	1,960,000	2,112,909
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	54,621
SESI LLC 7.125% due 12/15/21	280,000	270,900
Shelf Drilling Holdings Ltd (United Arab Emirates) 8.625% due 11/01/18 ~	680,000	503,200
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	4,620,000	4,702,402
4.125% due 05/11/35	1,570,000	1,697,405
4.375% due 03/25/20	4,150,000	4,563,863
4.375% due 05/11/45	1,750,000	1,902,145
Sinopec Group Overseas Development Ltd (China)
2.750% due 05/17/17 ~	2,400,000	2,429,892
4.375% due 04/10/24 ~	6,760,000	7,316,355
SM Energy Co
5.000% due 01/15/24	670,000	576,200
6.125% due 11/15/22	1,550,000	1,431,812
6.500% due 01/01/23	370,000	345,950
The Williams Cos Inc
7.500% due 01/15/31	5,935,000	5,994,350
7.875% due 09/01/21	440,000	475,200
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26 ~	3,690,000	4,602,378
Transocean Inc 6.800% due 12/15/16	1,370,000	1,388,837
Whiting Petroleum Corp
5.750% due 03/15/21	990,000	899,663
6.250% due 04/01/23	3,580,000	3,222,000
Williams Partners LP
4.875% due 05/15/23	800,000	774,458
4.875% due 03/15/24	1,010,000	970,636
6.125% due 07/15/22	2,495,000	2,561,836

	Principal Amount	Value
WPX Energy Inc
6.000% due 01/15/22	$190,000	$177,650
8.250% due 08/01/23	110,000	110,825

		213,206,671

Financials - 12.3%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,312,974
AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	2,590,000	2,615,900
Ally Financial Inc 7.500% due 09/15/20	32,000	35,760
American International Group Inc 3.750% due 07/10/25	4,630,000	4,729,934
Bank of America Corp
2.600% due 01/15/19	7,240,000	7,412,985
3.300% due 01/11/23	1,190,000	1,226,930
3.500% due 04/19/26	3,410,000	3,534,741
3.875% due 03/22/17	1,230,000	1,252,807
3.875% due 08/01/25	3,510,000	3,743,029
4.000% due 04/01/24	10,280,000	10,994,748
4.125% due 01/22/24	9,345,000	10,083,778
4.200% due 08/26/24	4,930,000	5,107,229
4.875% due 04/01/44	100,000	114,277
5.000% due 05/13/21	5,590,000	6,267,474
5.000% due 01/21/44	6,680,000	7,762,441
5.625% due 07/01/20	600,000	675,692
5.650% due 05/01/18	2,070,000	2,219,280
5.700% due 05/02/17	1,520,000	1,573,800
5.750% due 12/01/17	560,000	592,929
6.250% § ±	6,230,000	6,334,976
7.625% due 06/01/19	1,400,000	1,622,074
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	178,153
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,637,905
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,428,569
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,489,160
Chubb INA Holdings Inc
2.300% due 11/03/20	950,000	976,535
3.350% due 05/03/26	1,270,000	1,354,362
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,878,640
5.000% due 08/15/22	770,000	785,400
5.000% due 08/01/23	1,330,000	1,343,300
5.375% due 05/15/20	290,000	303,050
Citigroup Inc
3.500% due 05/15/23	2,380,000	2,432,865
4.400% due 06/10/25	4,900,000	5,124,008
4.450% due 09/29/27	4,150,000	4,275,973
4.650% due 07/30/45	9,890,000	10,921,062
5.500% due 09/13/25	4,580,000	5,145,699
5.900% § ±	670,000	661,625
5.950% § ±	8,860,000	8,691,063
6.300% § ±	3,900,000	3,884,985
6.625% due 06/15/32	480,000	592,608
6.675% due 09/13/43	1,100,000	1,418,084
8.125% due 07/15/39	200,000	313,100
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	1,060,000	1,174,114
Cooperatieve Rabobank UA (Netherlands)
4.375% due 08/04/25	3,980,000	4,166,992
4.625% due 12/01/23	5,690,000	6,011,889
5.250% due 08/04/45	1,880,000	2,107,185
11.000% § ± ~	4,830,000	5,777,888
Credit Agricole SA (France) 8.375% § ± ~	5,180,000	5,809,111

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
4.550% due 04/17/26 ~	$440,000	$458,557
4.875% due 05/15/45	5,980,000	5,981,860
Daimler Finance North America LLC (Germany) 2.625% due 09/15/16 ~	5,390,000	5,407,889
Ford Motor Credit Co LLC
2.459% due 03/27/20	200,000	201,846
3.200% due 01/15/21	4,370,000	4,506,654
3.664% due 09/08/24	2,770,000	2,875,016
5.750% due 02/01/21	1,070,000	1,217,653
8.125% due 01/15/20	1,570,000	1,874,109
GE Capital International Funding Co
2.342% due 11/15/20 ~	13,485,000	13,947,306
3.373% due 11/15/25 ~	3,577,000	3,909,811
General Motors Financial Co Inc
3.250% due 05/15/18	280,000	285,932
3.450% due 04/10/22	450,000	450,322
4.250% due 05/15/23	1,250,000	1,287,576
4.375% due 09/25/21	930,000	982,637
Goldman Sachs Capital II 4.000% § ±	4,726,000	3,551,211
HSBC Bank USA NA 7.000% due 01/15/39	3,840,000	4,898,396
HSBC Finance Corp 6.676% due 01/15/21	570,000	638,126
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	6,230,000	6,424,357
4.250% due 03/14/24	3,300,000	3,347,441
4.250% due 08/18/25	4,560,000	4,612,203
4.300% due 03/08/26	3,200,000	3,399,347
6.375% § ±	3,840,000	3,633,600
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,378,971
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	5,911,425
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	10,270,000	9,453,884
JPMorgan Chase & Co
3.375% due 05/01/23	2,290,000	2,338,596
3.875% due 09/10/24	4,790,000	4,964,572
4.250% due 10/15/20	3,230,000	3,522,948
4.350% due 08/15/21	690,000	759,702
4.500% due 01/24/22	2,310,000	2,572,890
4.950% due 06/01/45	2,380,000	2,621,230
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,451,320
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	365,720
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,050,043
M&T Bank Corp 6.875% ±	10,130,000	10,180,650
MetLife Inc 4.750% due 02/08/21	2,370,000	2,648,428
Morgan Stanley
4.750% due 03/22/17	600,000	614,993
5.450% due 01/09/17	5,155,000	5,265,925
Navient Corp 8.000% due 03/25/20	3,380,000	3,462,404
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,665,004
Quicken Loans Inc 5.750% due 05/01/25 ~	1,250,000	1,212,500
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	6,260,000	6,116,402
6.000% due 12/19/23	4,240,000	4,322,901

	Principal Amount	Value
6.100% due 06/10/23	$3,870,000	$3,964,966
6.125% due 12/15/22	1,910,000	2,008,615
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	604,875
Standard Chartered PLC (United Kingdom)
5.700% due 03/26/44 ~	8,620,000	8,838,353
6.409% § ± ~	3,900,000	3,519,750
State Street Corp 4.956% due 03/15/18	8,180,000	8,576,607
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,846,465
The Goldman Sachs Group Inc
3.850% due 07/08/24	1,690,000	1,795,701
4.250% due 10/21/25	2,400,000	2,488,342
4.750% due 10/21/45	2,400,000	2,657,417
5.150% due 05/22/45	2,820,000	2,949,875
5.250% due 07/27/21	1,570,000	1,775,822
5.750% due 01/24/22	400,000	465,276
5.950% due 01/15/27	3,270,000	3,778,178
6.000% due 06/15/20	6,360,000	7,264,061
6.250% due 02/01/41	6,880,000	8,921,324
6.750% due 10/01/37	4,145,000	5,131,377
The Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	1,310,000	1,343,095
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,473,272
UBS Group Funding Jersey Ltd (Switzerland) 4.125% due 09/24/25 ~	2,640,000	2,746,973
Voya Financial Inc 2.900% due 02/15/18	534,000	544,207
Wachovia Capital Trust III 5.570% § ±	6,220,000	6,150,261
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,730,000	4,941,701
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,740,082
3.450% due 02/13/23	2,330,000	2,413,952
4.300% due 07/22/27	8,560,000	9,251,040
4.600% due 04/01/21	6,240,000	6,977,917
4.650% due 11/04/44	1,160,000	1,221,809
4.900% due 11/17/45	3,920,000	4,303,027
5.375% due 11/02/43	2,030,000	2,371,850
5.606% due 01/15/44	1,567,000	1,881,453
5.875% § ±	2,330,000	2,487,275
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	2,979,906

		448,284,264

Health Care - 2.4%

AbbVie Inc
1.750% due 11/06/17	2,910,000	2,928,187
3.600% due 05/14/25	1,600,000	1,679,694
Actavis Funding SCS
3.450% due 03/15/22	1,420,000	1,477,098
3.800% due 03/15/25	2,730,000	2,845,692
4.550% due 03/15/35	120,000	123,337
4.750% due 03/15/45	840,000	883,099
Aetna Inc
2.400% due 06/15/21	2,120,000	2,168,997
2.800% due 06/15/23	540,000	552,888
3.200% due 06/15/26	3,320,000	3,426,433
Amgen Inc 3.625% due 05/22/24	590,000	634,365
4.663% due 06/15/51 ~	289,000	302,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Anthem Inc
3.125% due 05/15/22	$3,300,000	$3,419,077
3.700% due 08/15/21	220,000	235,464
7.000% due 02/15/19	1,290,000	1,460,938
Becton Dickinson & Co
3.734% due 12/15/24	2,150,000	2,321,007
4.685% due 12/15/44	740,000	841,012
Catholic Health Initiatives 4.350% due 11/01/42	420,000	424,943
Celgene Corp
3.550% due 08/15/22	910,000	954,815
3.875% due 08/15/25	3,360,000	3,592,452
5.000% due 08/15/45	2,180,000	2,412,054
5.250% due 08/15/43	320,000	361,294
Centene Corp
4.750% due 05/15/22	100,000	102,500
5.625% due 02/15/21 ~	1,140,000	1,191,300
6.125% due 02/15/24 ~	680,000	724,625
DaVita HealthCare Partners Inc 5.125% due 07/15/24	1,340,000	1,357,387
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,115,100
5.875% due 01/31/22 ~	2,450,000	2,698,062
Gilead Sciences Inc
3.650% due 03/01/26	2,770,000	3,017,436
3.700% due 04/01/24	4,550,000	4,933,956
4.750% due 03/01/46	3,140,000	3,574,243
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	4,550,000	4,792,256
HCA Inc
5.250% due 04/15/25	300,000	314,250
5.250% due 06/15/26	630,000	655,200
5.375% due 02/01/25	380,000	390,450
5.875% due 05/01/23	2,090,000	2,233,687
5.875% due 02/15/26	80,000	83,200
6.500% due 02/15/20	2,120,000	2,355,850
7.500% due 02/15/22	980,000	1,116,710
Humana Inc
3.150% due 12/01/22	970,000	997,496
4.625% due 12/01/42	1,090,000	1,138,069
Mallinckrodt International Finance SA
5.500% due 04/15/25 ~	140,000	125,597
5.625% due 10/15/23 ~	510,000	477,488
Medtronic Inc
3.125% due 03/15/22	430,000	456,215
3.500% due 03/15/25	6,000,000	6,551,292
Merck & Co Inc 2.750% due 02/10/25	2,380,000	2,492,538
Pfizer Inc 6.200% due 03/15/19	270,000	305,057
Tenet Healthcare Corp
6.750% due 06/15/23	560,000	538,300
8.125% due 04/01/22	1,530,000	1,575,594
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,687,604
UnitedHealth Group Inc
3.750% due 07/15/25	820,000	899,703
3.875% due 10/15/20	2,610,000	2,870,076
5.700% due 10/15/40	10,000	12,823
5.800% due 03/15/36	860,000	1,130,515
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	3,600,000	3,093,750
7.500% due 07/15/21 ~	720,000	638,550

		88,692,600

Industrials - 1.9%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	445,002
Air 2 US 8.027% due 10/01/20 ~	627,197	655,420

	Principal Amount	Value
Boeing Capital Corp 4.700% due 10/27/19	$1,360,000	$1,516,803
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,326,649	3,869,725
Eaton Corp
1.500% due 11/02/17	300,000	301,562
2.750% due 11/02/22	6,649,000	6,827,193
4.150% due 11/02/42	2,040,000	2,207,739
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	2,220,000	2,220,000
General Electric Co
3.150% due 09/07/22	1,369,000	1,470,625
4.375% due 09/16/20	396,000	441,341
4.500% due 03/11/44	2,610,000	3,037,975
4.650% due 10/17/21	98,000	112,320
5.250% due 12/06/17	3,535,000	3,748,479
5.300% due 02/11/21	1,378,000	1,599,892
5.875% due 01/14/38	450,000	610,205
6.000% due 08/07/19	2,786,000	3,192,795
6.150% due 08/07/37	317,000	439,944
6.875% due 01/10/39	886,000	1,340,864
International Lease Finance Corp 6.750% due 09/01/16 ~	5,660,000	5,690,513
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,735,658
Lockheed Martin Corp
3.100% due 01/15/23	300,000	316,769
3.550% due 01/15/26	3,240,000	3,541,819
4.500% due 05/15/36	580,000	649,921
Raytheon Co 3.125% due 10/15/20	1,680,000	1,802,112
The Boeing Co 4.875% due 02/15/20	5,560,000	6,255,222
UAL Pass-Through Trust 9.750% due 07/15/18	252,086	260,972
United Rentals North America Inc
5.500% due 07/15/25	1,770,000	1,750,088
5.875% due 09/15/26	1,160,000	1,157,100
7.375% due 05/15/20	3,000	3,120
United Technologies Corp
4.500% due 04/15/20	2,630,000	2,932,653
4.500% due 06/01/42	540,000	620,625
Waste Management Inc
3.500% due 05/15/24	1,750,000	1,895,425
7.375% due 05/15/29	1,910,000	2,684,450
West Corp
4.750% due 07/15/21 ~	320,000	319,200
5.375% due 07/15/22 ~	3,430,000	3,202,762

		70,856,293

Information Technology - 1.1%

Activision Blizzard Inc 5.625% due 09/15/21 ~	3,380,000	3,549,000
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	5,480,000	5,617,630
4.420% due 06/15/21 ~	5,440,000	5,597,347
First Data Corp 7.000% due 12/01/23 ~	5,060,000	5,154,875
Harris Corp 5.054% due 04/27/45	1,200,000	1,367,406
Intel Corp
3.700% due 07/29/25	890,000	990,139
4.900% due 07/29/45	670,000	784,237
Micron Technology Inc
5.500% due 02/01/25	430,000	367,650
5.625% due 01/15/26 ~	730,000	611,375
National Semiconductor Corp 6.600% due 06/15/17	380,000	400,151
Oracle Corp 1.200% due 10/15/17	4,990,000	5,008,683

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Visa Inc
3.150% due 12/14/25	$7,280,000	$7,796,443
4.300% due 12/14/45	3,620,000	4,188,503

		41,433,439

Materials - 2.1%

ArcelorMittal (Luxembourg)
6.125% due 06/01/25	1,440,000	1,440,000
6.500% due 03/01/21	830,000	856,975
7.250% due 02/25/22	740,000	782,550
8.000% due 10/15/39	1,090,000	1,062,750
Ardagh Packaging Finance PLC (Ireland) 3.653% due 12/15/19 § ~	3,700,000	3,723,125
Axiall Corp 4.875% due 05/15/23	840,000	866,250
Barrick Gold Corp (Canada)
4.100% due 05/01/23	1,217,000	1,288,675
6.950% due 04/01/19	1,068,000	1,190,515
Barrick North America Finance LLC (Canada) 4.400% due 05/30/21	4,480,000	4,829,507
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	440,000	457,200
3.250% due 11/21/21	630,000	666,452
5.000% due 09/30/43	2,320,000	2,689,813
6.500% due 04/01/19	8,630,000	9,772,258
6.750% due 10/19/75 § ~	5,250,000	5,584,688
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,805,382
Eagle Spinco Inc 4.625% due 02/15/21	4,030,000	4,140,825
Ecolab Inc 4.350% due 12/08/21	940,000	1,065,563
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	160,000	177,600
Glencore Finance Canada Ltd (Switzerland)
2.700% due 10/25/17 ~	5,480,000	5,461,187
5.800% due 11/15/16 ~	490,000	495,925
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	7,400,000	6,962,127
LyondellBasell Industries NV
5.000% due 04/15/19	885,000	958,910
6.000% due 11/15/21	490,000	575,222
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,410,000	2,363,969
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	706,394
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	10,000	10,760
Southern Copper Corp (Peru)
5.250% due 11/08/42	7,320,000	6,528,232
6.750% due 04/16/40	600,000	622,707
Steel Dynamics Inc 6.375% due 08/15/22	540,000	569,700
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	5,725,000	5,295,625
WestRock RKT Co
3.500% due 03/01/20	990,000	1,022,955
4.000% due 03/01/23	1,150,000	1,202,886

		76,176,727

Telecommunication Services - 2.1%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,940,000	3,263,462
5.625% due 11/15/17	1,500,000	1,584,709
AT&T Inc
3.000% due 02/15/22	260,000	265,525
3.400% due 05/15/25	13,360,000	13,697,941
3.875% due 08/15/21	370,000	399,119

	Principal Amount	Value
4.350% due 06/15/45	$2,740,000	$2,667,568
4.450% due 05/15/21	390,000	428,807
5.500% due 02/01/18	3,625,000	3,860,661
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	5,410,000	5,682,989
CenturyLink Inc
5.625% due 04/01/20	370,000	384,338
5.625% due 04/01/25	370,000	330,688
5.800% due 03/15/22	800,000	779,752
6.150% due 09/15/19	1,000,000	1,068,750
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	1,545,000	1,725,125
Intelsat Jackson Holdings SA (Luxembourg) 7.500% due 04/01/21	2,010,000	1,396,950
Numericable-SFR SA (France)
6.000% due 05/15/22 ~	1,370,000	1,337,462
6.250% due 05/15/24 ~	720,000	691,200
7.375% due 05/01/26 ~	2,910,000	2,880,900
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	842,071
Sprint Communications Inc
9.000% due 11/15/18 ~	1,870,000	1,998,562
11.500% due 11/15/21	4,179,000	4,149,747
Sprint Corp 7.625% due 02/15/25	4,560,000	3,630,900
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,020,000	2,231,868
5.877% due 07/15/19	350,000	391,276
6.221% due 07/03/17	150,000	156,647
Verizon Communications Inc
5.150% due 09/15/23	5,390,000	6,289,392
6.400% due 09/15/33	6,242,000	8,007,612
6.550% due 09/15/43	3,314,000	4,473,085

		74,617,106

Utilities - 1.3%

AES Corp
4.875% due 05/15/23	1,170,000	1,161,225
5.500% due 03/15/24	30,000	30,863
5.500% due 04/15/25	330,000	332,475
7.375% due 07/01/21	1,880,000	2,129,100
8.000% due 06/01/20	1,130,000	1,322,100
Berkshire Hathaway Energy Co
6.125% due 04/01/36	601,000	798,462
6.500% due 09/15/37	1,200,000	1,655,785
Calpine Corp
5.250% due 06/01/26 ~	230,000	230,000
5.875% due 01/15/24 ~	1,720,000	1,797,400
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,440,436
FirstEnergy Corp
2.750% due 03/15/18	1,070,000	1,083,750
4.250% due 03/15/23	4,980,000	5,146,765
7.375% due 11/15/31	12,550,000	15,625,428
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	640,000	733,120
Pacific Gas & Electric Co
6.050% due 03/01/34	6,602,000	8,826,735
8.250% due 10/15/18	930,000	1,071,771
PacifiCorp 5.650% due 07/15/18	1,860,000	2,034,833
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,963,767

		48,384,015

Total Corporate Bonds & Notes (Cost $1,261,742,944)		1,325,298,186

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 2.7%

Consumer Discretionary - 1.1%

Academy Ltd Term B 5.000% due 07/01/22 §	$2,796,264	$2,643,636
Aramark Services Inc Term F 3.250% due 02/24/21 §	2,023,425	2,025,005
Aristocrat Leisure Ltd Term B (Australia) 4.750% due 10/20/21 §	374,646	375,904
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	1,115,732	1,099,833
CCM Merger Inc Term B 4.500% due 08/08/21 §	1,191,219	1,193,081
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	2,232,612	2,235,004
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	2,149,474	2,153,504
J. Crew Group Inc Term B 4.000% due 03/05/21 §	583,500	400,948
Landry’s Inc Term B 4.000% due 04/24/18 §	1,545,470	1,546,822
Michaels Stores Inc Term B 3.750% due 01/28/20 §	2,328,000	2,324,606
Neptune Finco Corp Term B 5.000% due 10/09/22 §	250,000	251,000
New Red Finance Term B2 (Canada) 3.750% due 12/10/21 §	3,239,317	3,237,966
Party City Holdings Inc Term B 4.250% due 08/19/22 §	3,461,482	3,439,847
PetSmart Inc Term B1 4.250% due 03/11/22 §	3,794,536	3,785,266
Schaeffler AG Term B (Germany) 4.250% due 05/15/20 §	430,769	433,372
ServiceMaster Co Term B 4.250% due 07/01/21 §	1,022,197	1,023,628
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	2,634,063	2,372,714
Univision Communications Inc
Term C3 4.000% due 03/01/20 §	848,618	844,450
Term C4 4.000% due 03/01/20 §	3,818,158	3,799,407
Virgin Media Investment Holdings Ltd Term F (United Kingdom) 3.649% due 06/30/23 §	3,768,766	3,679,932

		38,865,925

Consumer Staples - 0.1%

Maple Holdings Acquisition Corp Term B 5.250% due 03/03/23 §	2,603,333	2,610,383
The Sun Products Corp 5.500% due 03/23/20 §	969,925	971,744

		3,582,127

Energy - 0.1%

Murray Energy Corp Term B2 7.500% due 04/16/20 §	3,097,204	2,270,250

Financials - 0.0%

Windsor Financing LLC Term B 6.250% due 12/05/17 §	803,539	797,513

Health Care - 0.3%

DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	3,100,453	3,027,593
MPH Acquisition Holdings LLC Term B 5.000% due 06/07/23 §	1,780,000	1,787,310

	Principal Amount	Value
Select Medical Corp Series F Term B 6.001% due 03/03/21 §	$3,556,088	$3,549,331
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) 5.000% due 04/01/22 §	2,610,759	2,542,590

		10,906,824

Industrials - 0.3%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,962,767	1,964,608
ADS Waste Holdings Inc Term B2 3.750% due 10/09/19 §	1,000,000	985,833
Air Medical Group Holdings Inc Term B 4.250% due 04/28/22 §	2,755,500	2,699,701
American Airlines Inc 3.250% due 06/27/20 §	2,241,872	2,217,352
BE Aerospace Inc Term B 3.750% due 12/16/21 §	743,021	747,015
Gardner Denver Inc 4.250% due 07/30/20 §	2,460,425	2,265,899
Nielsen Finance LLC Term B2 3.446% due 04/15/21 §	1,184,059	1,188,390
XPO Logistics Inc 5.500% due 11/01/21 §	786,050	788,015

		12,856,813

Information Technology - 0.1%

First Data Corp
4.202% due 07/08/22 §	1,000,000	992,083
4.452% due 03/24/21 §	2,629,574	2,625,301

		3,617,384

Materials - 0.1%

Berry Plastics Holding Corp Term H 3.750% due 10/03/22 §	1,776,244	1,766,253
FMG Resources Property Ltd Term B (Australia) 4.250% due 06/30/19 §	1,466,796	1,407,207

		3,173,460

Telecommunication Services - 0.3%

Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	2,898,513	2,634,024
T-Mobile USA Inc Term B 3.500% due 11/09/22 §	2,577,050	2,588,525
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	1,440,366	1,434,964
Ziggo Financing Partnership
Term B1 3.652% due 01/15/22 §	972,540	951,672
Term B2A 3.648% due 01/15/22 §	626,723	613,275
Term B3 3.601% due 01/15/22 §	1,030,736	1,008,619

		9,231,079

Utilities - 0.3%

Energy Future Intermediate Holding Co LLC 4.250% due 12/19/16 §	10,700,000	10,696,661
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,054,208	2,051,213

		12,747,874

Total Senior Loan Notes (Cost $100,312,013)		98,049,249

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 33.2%

Collateralized Mortgage Obligations - Commercial - 6.8%

Banc of America Commercial Mortgage Trust 5.634% due 04/10/49 " §	$3,030,000	$2,829,325
Bank of America Merrill Lynch Large Loan Inc 3.218% due 04/14/33 " ~	150,000	159,294
Bayview Commercial Asset Trust 0.723% due 12/25/36 " § ~	3,248,117	2,697,758
BBCCRE Trust 4.563% due 08/10/33 " § ~	9,930,000	9,020,750
Bear Stearns Commercial Mortgage Securities Trust 5.273% due 12/11/38 "	2,640,000	2,589,701
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	1,914,726	1,541,559
CD Mortgage Trust
5.385% due 01/15/46 " §	2,800,000	2,417,671
5.688% due 10/15/48 "	840,000	519,388
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " ~	160,000	170,747
Citigroup Commercial Mortgage Trust
2.110% due 01/12/30 " ~	1,347,288	1,357,392
4.017% due 10/10/47 "	2,610,000	2,858,359
5.482% due 10/15/49 "	1,350,000	1,208,339
6.140% due 12/10/49 " §	680,000	502,968
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	303,063
Commercial Mortgage Pass-Through Certificates (IO) 2.248% due 10/15/45 " §	32,509,709	2,745,113
Commercial Mortgage Trust
2.987% due 04/12/35 " § ~	880,000	925,910
3.543% due 06/15/34 " § ~	4,200,000	4,104,532
4.300% due 10/10/46 "	1,030,000	1,141,954
4.762% due 10/10/46 " §	450,000	504,162
4.855% due 08/15/45 " § ~	2,390,000	2,284,641
5.084% due 10/10/46 " §	220,000	233,697
5.084% due 10/10/46 " § ~	510,000	435,499
Core Industrial Trust 3.849% due 02/10/34 " § ~	3,770,000	3,349,012
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39 "	8,570,000	7,652,749
5.603% due 01/15/49 " §	1,352,000	1,377,166
5.869% due 09/15/40 " §	1,710,000	1,549,445
6.126% due 06/15/38 " §	4,114,663	2,969,553
Credit Suisse Mortgage Capital Certificates 5.538% due 09/15/39 " §	2,040,000	2,018,509
Credit Suisse Mortgage Trust
3.881% due 11/15/37 " ~	1,600,000	1,775,728
3.953% due 09/15/37 " ~	3,030,000	3,323,492
4.265% due 09/15/38 " § ~	8,000,000	7,566,813
4.373% due 09/15/37 " ~	3,800,000	3,199,227
4.942% due 03/15/17 " § ~	3,810,000	3,676,087
6.178% due 08/15/22 " § ~	4,000,000	3,693,296
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 " ~	3,400,000	2,034,008
EQTY Mortgage Trust 2.798% due 05/08/31 " § ~	2,800,000	2,713,996
Fannie Mae - Aces 2.711% due 06/25/25 " §	1,050,000	1,104,627
Fannie Mae - Aces (IO)
0.384% due 10/25/24 " §	119,802,150	3,245,201
4.192% due 02/25/17 " §	17,618,523	200,404

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
1.328% due 04/25/20 " §	$17,717,077	$554,787
1.332% due 06/25/21 " §	10,284,918	526,135
1.703% due 10/25/21 " §	1,385,519	93,144
1.790% due 07/25/21 " §	6,408,613	432,068
1.795% due 06/25/20 " §	647,204	31,114
FREMF Mortgage Trust
3.703% due 06/25/21 " § ~	3,580,981	3,564,427
4.453% due 09/25/22 " § ~	2,201,235	2,053,253
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 " ~	60,291,920	558,816
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 " §	7,220,000	4,712,134
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 " §	550,000	536,310
Government National Mortgage Association 2.500% due 03/16/50 "	3,785,053	3,874,645
Government National Mortgage Association (IO)
0.868% due 06/16/55 " §	7,965,457	400,138
0.986% due 11/16/55 " §	41,313,912	2,435,017
GS Mortgage Securities Corp II
3.777% due 05/10/50 "	4,590,000	4,940,945
4.015% due 05/10/50 " §	4,100,000	4,111,535
GS Mortgage Securities Trust
4.423% due 11/10/48 " § ~	3,400,000	2,085,178
4.768% due 08/10/46 " § ~	730,000	597,592
5.161% due 11/10/46 " §	1,070,000	1,226,263
5.622% due 11/10/39 "	2,620,000	2,178,202
5.795% due 08/10/45 " §	12,985,000	11,749,337
GS Mortgage Securities Trust (IO) 1.410% due 08/10/44 " § ~	3,732,467	192,574
Hyatt Hotel Portfolio Trust 6.667% due 11/15/16 " § ~	6,720,000	6,569,637
JP Morgan Chase Commercial Mortgage Securities Trust
3.742% due 08/15/27 " § ~	720,000	710,103
5.411% due 05/15/47 "	7,530,000	6,129,345
5.438% due 01/15/49 " ~	10,060,000	4,676,953
5.502% due 06/12/47 " §	7,425,000	6,788,017
5.503% due 01/15/49 " §	6,940,000	3,226,377
5.699% due 02/12/49 " §	1,560,000	1,341,405
6.007% due 02/15/51 " §	270,000	256,380
6.667% due 10/15/19 " § ~	1,900,000	1,788,175
JPMBB Commercial Mortgage Securities Trust
3.914% due 11/15/47 " §	2,960,000	3,223,680
4.426% due 11/15/47 " §	4,295,000	4,389,228
4.618% due 08/15/48 " §	3,370,000	3,455,294
4.887% due 01/15/47 " §	510,000	574,104
5.046% due 11/15/45 " §	950,000	1,022,751
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 " § ~	10,839,000	11,122,618
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 " §	3,960,000	3,557,118
5.450% due 08/12/48 " § ~	500,000	449,600
6.175% due 09/12/49 " §	3,530,000	2,893,041
Morgan Stanley Bank of America Merrill Lynch Trust 3.214% due 02/15/46 "	404,000	423,751
Morgan Stanley Capital I Trust 5.438% due 03/15/44 "	5,172,984	4,497,808
Motel 6 Trust 5.000% due 02/05/30 " ~	8,250,000	7,804,625
PFP III Ltd (Cayman) 4.542% due 06/14/31 " § ~	740,000	739,918
Wachovia Bank Commercial Mortgage Trust 0.646% due 12/15/43 " § ~	558,000	537,507

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 " § ~	$16,466,321	$15,887,581
Wells Fargo Commercial Mortgage Trust
3.250% due 02/15/48 " ~	5,670,000	3,454,315
3.500% due 07/15/46 " ~	620,000	443,900
3.848% due 05/15/48 " §	3,700,000	3,601,066
4.104% due 05/15/48 " §	4,325,000	3,382,151
WFRBS Commercial Mortgage Trust
3.998% due 06/15/46 " § ~	1,750,000	1,554,720
4.204% due 11/15/47 " §	3,830,000	4,113,139
4.723% due 03/15/47 " §	340,000	378,702
WFRBS Commercial Mortgage Trust (IO)
1.254% due 03/15/47 " §	10,932,834	687,647
1.510% due 06/15/45 " § ~	2,995,987	202,183

		248,737,588

Collateralized Mortgage Obligations - Residential - 11.9%

Adjustable Rate Mortgage Trust
0.953% due 03/25/36 " §	668,629	391,085
2.955% due 10/25/35 " §	8,778,147	7,949,855
Alternative Loan Trust
6.000% due 03/25/27 "	178,403	165,500
6.000% due 05/25/36 "	4,860,075	3,699,221
6.500% due 09/25/34 "	500,595	499,724
6.500% due 09/25/36 "	2,390,197	1,951,947
15.943% due 06/25/35 " §	6,743,509	8,644,940
26.787% due 07/25/36 " §	1,954,990	2,911,908
BCAP LLC Trust 0.846% due 03/28/37 " § ~	8,999,646	8,479,301
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.633% due 08/25/47 " § ~	725,446	472,341
0.653% due 01/25/36 " § ~	10,793	9,133
0.683% due 07/25/36 " § ~	104,129	93,802
0.743% due 10/25/35 " § ~	29,543	26,292
0.753% due 08/25/35 " § ~	12,285	11,036
Citigroup Mortgage Loan Trust
2.580% due 02/25/36 " § ~	866,882	859,979
3.003% due 04/25/37 " §	1,757,930	1,604,758
6.500% due 10/25/36 " ~	2,747,807	2,063,196
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	2,076,826	2,010,714
5.750% due 02/25/37 "	9,077,369	7,391,146
Credit Suisse European Mortgage Capital (Ireland)
3.074% due 12/03/20 " § ~	GBP 6,586,565	8,658,757
4.344% due 12/03/20 " § ~	2,168,990	2,851,373
Credit Suisse Mortgage Trust
0.646% due 06/27/46 " § ~	$20,624,852	10,366,422
2.764% due 01/27/36 " § ~	12,953,893	8,248,904
Fannie Mae
0.803% due 05/25/34 " §	790,118	788,843
4.000% due 04/25/40 - 07/25/40 "	37,500,000	40,562,684
5.500% due 04/25/42 "	5,933,925	6,655,557
6.000% due 05/25/42 "	2,157,848	2,471,045
6.500% due 06/25/39 - 07/25/42 "	4,991,533	5,797,406
7.000% due 05/25/42 "	958,640	1,126,248
Fannie Mae (IO)
1.696% due 10/25/35 "	793,314	51,630
1.729% due 08/25/55 " §	2,889,853	161,284
1.860% due 04/25/36 "	570,799	35,098
1.932% due 08/25/44 " §	17,028,989	1,175,404
3.000% due 11/25/26 - 09/25/32 "	21,990,209	2,013,363
3.500% due 07/25/28 - 11/25/41 "	6,124,537	767,428
4.000% due 11/25/41 "	5,448,065	856,627
4.500% due 11/25/39 "	761,590	121,081
5.000% due 01/25/38 - 01/25/39 "	1,626,612	255,531
5.000% due 01/25/39 " §	417,893	63,777
5.500% due 01/25/39 " §	408,090	62,609

	Principal Amount	Value
5.547% due 07/25/42 " §	$744,144	$167,496
5.647% due 09/25/42 " §	1,575,185	295,705
5.697% due 09/25/41 - 08/25/45 " §	22,538,052	4,507,366
6.000% due 01/25/38 - 07/25/38 "	1,889,215	372,763
6.027% due 04/25/40 " §	1,177,675	267,408
6.147% due 07/25/42 " §	1,022,217	193,501
6.197% due 02/25/41 - 03/25/42 " §	3,741,212	643,660
13.230% due 07/25/36 "	616,843	50,876
13.681% due 12/25/36 "	2,360,681	170,353
14.427% due 12/25/36 "	1,513,462	95,511
Fannie Mae (PO) 0.369% due 03/25/42 "	372,759	339,018
Fannie Mae Connecticut Avenue Securities
3.453% due 07/25/24 " §	23,450,000	22,123,942
5.453% due 11/25/24 " §	6,030,000	6,127,366
5.703% due 10/25/23 " §	8,270,000	8,776,261
Freddie Mac
1.442% due 02/15/32 " §	117,007	119,726
3.500% due 10/15/37 "	2,700,000	2,917,327
4.000% due 12/15/39 "	10,346,417	11,241,239
5.000% due 02/15/30 - 03/15/35 "	20,218,859	22,472,205
5.500% due 07/15/34 "	10,584,574	12,033,305
6.000% due 05/15/36 "	3,802,773	4,351,180
Freddie Mac (IO)
0.250% due 01/15/38 " §	297,384	3,513
1.892% due 04/15/41 " §	4,326,933	307,577
3.000% due 09/15/31 - 12/15/31 "	5,019,404	454,034
3.500% due 06/15/27 - 04/15/43 "	9,443,477	1,089,942
4.000% due 04/15/43 "	1,591,908	161,583
5.508% due 10/15/41 " §	3,233,395	541,741
5.558% due 05/15/44 " §	10,271,216	2,018,828
5.588% due 09/15/37 " §	2,135,547	403,180
5.608% due 08/15/39 - 07/15/42 " §	2,619,780	485,507
5.658% due 09/15/44 " §	7,361,379	1,545,434
5.708% due 11/15/42 " §	1,182,249	229,504
5.758% due 05/15/39 " §	1,812,471	268,339
5.788% due 01/15/40 " §	464,360	89,785
5.808% due 09/15/42 " §	1,801,021	349,006
5.848% due 11/15/36 " §	833,242	152,398
Freddie Mac Structured Agency Credit Risk Debt Notes
4.953% due 02/25/24 " §	3,590,000	3,673,335
5.203% due 10/25/24 " §	9,520,000	9,749,409
9.803% due 04/25/28 " §	5,879,624	5,600,120
Government National Mortgage Association
0.786% due 08/20/58 " §	19,911,104	19,717,628
0.936% due 03/20/61 " §	2,707,206	2,693,918
1.450% due 05/20/60 " §	674,517	682,591
4.500% due 10/20/39 "	15,000,000	16,125,839
5.000% due 07/20/39 "	3,000,000	3,454,782
Government National Mortgage Association (IO)
1.725% due 11/20/42 " §	627,443	30,721
3.500% due 04/20/27 - 05/20/43 "	8,069,775	690,298
4.000% due 04/16/45 "	2,530,278	534,155
5.000% due 11/20/36 - 10/20/44 "	15,983,856	2,520,853
5.152% due 08/20/44 " §	3,532,127	455,735
5.658% due 08/16/42 " §	1,827,073	287,899
5.708% due 06/16/43 " §	4,374,833	504,987
5.758% due 10/16/42 " §	2,294,783	447,158
6.032% due 04/20/40 " §	322,570	48,916
6.052% due 03/20/39 " §	565,782	42,137
6.102% due 06/20/40 " §	4,322,974	937,159
6.158% due 04/16/42 " §	4,437,485	1,038,525
6.202% due 01/20/40 " §	472,232	55,073
GSMPS Mortgage Loan Trust
0.803% due 01/25/35 " § ~	3,355,279	2,800,438
0.803% due 03/25/35 " § ~	1,293,182	1,100,640
GSR Mortgage Loan Trust 3.033% due 07/25/35 " §	606,292	564,597

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
GSR Mortgage Loan Trust (IO) 6.097% due 10/25/36 " §	$1,710,454	$359,513
Impac CMB Trust 0.973% due 11/25/35 " §	3,772,189	3,087,492
IndyMac IMSC Mortgage Loan Trust 0.633% due 07/25/47 " §	9,209,498	5,744,585
IndyMac INDX Mortgage Loan Trust 0.713% due 06/25/35 " §	2,566,117	2,160,837
JP Morgan Mortgage Trust 2.785% due 08/25/35 " §	1,747,451	1,713,453
JP Morgan Resecuritization Trust 0.656% due 12/27/36 " § ~	19,320,249	14,244,680
Lehman Mortgage Trust
1.203% due 12/25/35 " §	8,041,036	5,575,226
6.000% due 05/25/37 "	641,881	623,374
MASTR Adjustable Rate Mortgages Trust 2.851% due 04/21/34 " §	2,141,679	2,147,841
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	1,862,515	1,898,521
Merrill Lynch Mortgage Investors Trust 3.064% due 06/25/35 " §	3,185,160	3,118,169
Morgan Stanley Mortgage Loan Trust
2.836% due 07/25/35 " §	1,968,279	1,616,444
3.032% due 07/25/34 " §	827,603	815,449
Morgan Stanley Resecuritization Trust
0.957% due 12/26/46 " § ~	29,038,830	12,207,416
1.180% due 04/26/47 " § ~	17,607,045	8,558,807
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	2,531,321	2,504,906
Nomura Resecuritization Trust 1.410% due 08/26/46 " § ~	5,855,041	3,708,157
RAAC Trust 6.000% due 09/25/34 "	35,628	35,732
RBSSP Resecuritization Trust 3.301% due 12/26/35 " § ~	604,403	605,100
Residential Asset Securitization Trust
0.953% due 07/25/36 " §	757,343	492,881
6.000% due 08/25/36 "	1,769,390	1,592,658
Structured Adjustable Rate Mortgage Loan Trust
2.895% due 08/25/36 " §	9,018,047	7,131,242
3.359% due 05/25/36 " §	3,476,014	2,779,222
WaMu Mortgage Pass-Through Certificates Trust
0.773% due 08/25/45 " §	5,646,890	5,233,039
0.853% due 12/25/45 " §	7,648,253	4,283,025
1.899% due 10/25/36 " §	1,760,555	1,488,614
2.514% due 09/25/33 " §	295,353	298,858
2.576% due 02/25/33 " §	935,256	922,488
4.411% due 07/25/37 " §	5,113,756	4,642,327
Washington Mutual Mortgage Pass-Through Certificates Trust
1.137% due 01/25/47 " §	8,823,994	6,345,182
6.000% due 07/25/36 "	955,491	776,998
Wells Fargo Mortgage Loan Trust 2.785% due 08/27/35 " § ~	1,848,517	1,850,300
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37 "	1,555,394	1,545,956

		431,558,933

Fannie Mae - 9.1%

2.500% due 01/01/28 - 08/01/31 "	9,394,976	9,734,837
2.810% due 04/01/25 "	120,000	126,209
3.000% due 08/01/31 - 02/01/43 "	28,800,049	30,217,340
3.500% due 08/01/31 - 01/01/46 "	74,024,001	78,386,866
4.000% due 10/01/42 - 07/01/46 "	96,622,842	103,903,856
4.500% due 04/01/23 - 01/01/45 "	62,529,826	69,037,285
5.000% due 07/01/33 - 07/01/46 "	25,138,347	28,068,410

	Principal Amount	Value
5.500% due 04/01/37 - 11/01/38 "	$3,390,941	$3,824,731
6.000% due 04/01/33 - 08/01/37 "	791,724	919,035
6.500% due 05/01/40 "	4,011,932	4,620,707
7.000% due 02/01/39 "	2,062,892	2,392,047

		331,231,323

Freddie Mac - 2.7%

2.493% due 06/01/37 " §	21,179	22,221
2.591% due 07/01/37 " §	210,685	222,740
2.651% due 06/01/37 " §	962,574	1,015,549
2.670% due 11/01/36 " §	466,274	496,120
2.723% due 01/01/37 " §	100,184	106,727
2.995% due 06/01/37 " §	93,878	98,141
3.500% due 08/01/31 - 08/01/46 "	32,418,810	34,391,371
4.000% due 10/01/25 - 04/01/43 "	13,154,534	14,091,550
4.500% due 12/01/43 - 11/01/44 "	22,624,082	25,155,447
5.000% due 12/01/35 - 11/01/41 "	9,784,129	10,827,764
5.500% due 08/01/37 - 12/01/38 "	2,732,498	3,071,660
6.000% due 10/01/36 - 11/01/39 "	6,886,162	7,883,869
6.500% due 09/01/39 "	1,267,007	1,487,101
7.000% due 03/01/39 "	590,466	682,531

		99,552,791

Government National Mortgage Association - 2.7%

1.061% due 08/20/60 " §	879,304	882,332
3.000% due 08/01/46 "	18,800,000	19,612,218
3.500% due 09/20/45 - 08/01/46 "	20,507,969	21,763,136
4.500% due 01/20/40 - 07/20/41 "	20,739,353	22,649,163
5.000% due 01/15/40 - 11/20/40 "	17,284,137	19,328,768
5.500% due 06/15/36 "	632,394	724,755
6.000% due 06/20/35 - 03/20/42 "	9,565,074	10,978,369
6.500% due 10/20/37 "	1,032,794	1,257,206

		97,195,947

Total Mortgage-Backed Securities (Cost $1,209,874,739)		1,208,276,582

ASSET-BACKED SECURITIES - 4.2%

ACE Securities Corp Home Equity Loan Trust 1.233% due 04/25/34 " §	1,829,166	1,705,624
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.473% due 04/25/34 " §	1,574,098	1,486,656
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Certificates 1.548% due 09/25/34 " §	14,391,866	9,003,796
Asset-Backed Pass-Through Certificates 1.143% due 04/25/34 " §	1,171,066	1,156,481
Avis Budget Rental Car Funding AESOP LLC 1.920% due 09/20/19 " ~	20,000	20,060
Bear Stearns Asset-Backed Securities Trust 1.023% due 09/25/34 " §	426,304	421,176
Citigroup Mortgage Loan Trust 0.523% due 05/25/37 " §	338,192	238,858
Citigroup Mortgage Loan Trust Inc
0.603% due 08/25/36 " §	404,718	395,820
0.883% due 07/25/35 " §	336,740	336,321
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 " § ~	9,180,000	8,904,940
Countrywide Home Equity Loan Trust 0.584% due 11/15/36 " §	179,346	140,601
Credit-Based Asset Servicing & Securitization LLC 1.233% due 07/25/33 " §	1,131,381	1,040,842
Greenpoint Manufactured Housing
3.076% due 03/18/29 " §	1,475,000	1,287,450
3.798% due 06/19/29 " §	375,000	326,719
3.943% due 02/20/30 " §	525,000	457,406
7.270% due 06/15/29 "	3,212,097	3,184,563

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
HERO Funding Trust 3.990% due 09/21/40 " ~	$9,168,006	$9,368,997
Hertz Vehicle Financing II LP
2.730% due 03/25/21 " ~	3,750,000	3,835,432
3.520% due 03/25/21 " ~	6,050,000	6,143,821
Hertz Vehicle Financing LLC 1.830% due 08/25/19 " ~	2,070,000	2,070,091
JGWPT XXXIII LLC 3.500% due 06/15/77 " ~	7,298,442	7,384,702
KeyCorp Student Loan Trust ‘A’ 0.861% due 10/27/42 " §	9,307,393	8,308,472
Manufactured Housing Contract Trust Pass-Through Certificates
3.934% due 03/13/32 " §	1,600,000	1,420,630
3.938% due 02/20/32 " §	775,000	688,438
National Collegiate Student Loan Trust
0.723% due 03/26/29 " §	9,000,000	8,169,175
1.303% due 03/25/38 " §	20,757,747	10,611,202
Origen Manufactured Housing Contract Trust
2.291% due 04/15/37 " §	7,417,571	6,608,153
2.379% due 10/15/37 " §	12,588,730	10,593,597
RAMP Trust
0.723% due 10/25/36 " §	4,182,000	3,655,484
0.863% due 11/25/35 " §	1,107,011	1,098,219
5.350% due 02/25/33 " §	169,898	169,325
Saxon Asset Securities Trust 1.143% due 05/25/35 " §	2,148,580	2,066,064
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	4,562,268	4,494,996
SLM Student Loan Trust
1.369% due 10/27/70 " §	4,245,000	3,378,001
2.319% due 07/25/23 " §	8,708,094	8,717,870

	Shares

SoFi Professional Loan Program LLC 0.000% due 08/25/36 " ~	13	7,556,250

	Principal Amount

SoFi Professional Loan Program LLC 3.280% due 09/15/23 "	$12,829,626	12,578,088
Structured Asset Investment Loan Trust 1.453% due 10/25/33 " §	2,599,557	2,517,130
United States Small Business Administration
2.820% due 09/01/35 "	1,373,229	1,427,835
2.980% due 06/01/35 "	497,635	523,526

Total Asset-Backed Securities (Cost $154,899,950)		153,492,811

U.S. GOVERNMENT AGENCY ISSUES - 2.0%

Fannie Mae
1.204% due 10/09/19	22,680,000	21,808,022
6.625% due 11/15/30	15,850,000	24,338,373
Financing Corp Strips
0.761% due 11/02/18	12,210,000	11,995,067
0.806% due 12/06/18	5,350,000	5,246,467
Residual Funding Corp Principal Strip 1.142% due 10/15/20	510,000	485,714
Tennessee Valley Authority 5.250% due 09/15/39	6,320,000	8,686,170

Total U.S. Government Agency Issues (Cost $67,178,792)		72,559,813

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 16.3%

U.S. Treasury Bonds - 10.6%

2.500% due 02/15/46	$2,510,000	$2,616,088
2.500% due 05/15/46	50,480,000	52,664,825
2.875% due 05/15/43	34,320,000	38,627,434
3.000% due 11/15/44	14,080,000	16,205,475
3.000% due 05/15/45	37,435,000	43,075,855
3.000% due 11/15/45	72,685,000	83,650,186
3.375% due 05/15/44	121,790,000	150,253,663

		387,093,526

U.S. Treasury Inflation Protected Securities - 3.7%

0.375% due 07/15/25 ^	6,496,479	6,696,239
0.625% due 01/15/26 ^	31,924,994	33,650,316
0.625% due 02/15/43 ^	23,962,715	23,395,158
0.750% due 02/15/42 ^	10,078,729	10,129,254
0.750% due 02/15/45 ^	9,976,040	10,049,623
1.000% due 02/15/46 ^	16,386,133	17,725,928
1.375% due 02/15/44 ^	3,613,104	4,187,461
2.125% due 02/15/40 ^	4,858,852	6,368,230
2.125% due 02/15/41 ^	2,829,290	3,740,944
2.375% due 01/15/25 ^	16,168,461	19,328,474

		135,271,627

U.S. Treasury Notes - 1.9%

0.625% due 11/30/17	9,000,000	9,008,262
1.375% due 09/30/20	490,000	499,073
1.375% due 01/31/21	1,810,000	1,842,453
1.375% due 05/31/21	2,250,000	2,291,132
1.375% due 06/30/23	48,260,000	48,527,698
1.625% due 06/30/20	4,890,000	5,030,108
2.000% due 11/30/22	60,000	62,819
2.625% due 11/15/20	100,000	107,182

		67,368,727

U.S. Treasury Strips - 0.1%

2.382% due 02/15/43	7,930,000	4,234,454

Total U.S. Treasury Obligations (Cost $550,058,678)		593,968,334

FOREIGN GOVERNMENT BONDS & NOTES - 7.1%

Argentine Republic Government (Argentina)
6.875% due 04/22/21 ~	2,540,000	2,717,800
7.500% due 04/22/26 ~	1,680,000	1,825,320
7.625% due 04/22/46 ~	1,120,000	1,214,080
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/17	BRL 63,616,000	19,501,771
10.000% due 01/01/23	34,579,000	9,877,690
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	603,240
5.000% due 01/27/45	3,450,000	3,105,000
5.625% due 01/07/41	6,810,000	6,622,725
China Government (China)
3.310% due 11/30/25 ~	CNY 68,000,000	10,134,084
3.380% due 11/21/24 ~	17,000,000	2,549,002
3.390% due 05/21/25 ~	20,500,000	3,055,792
Colombia Government (Colombia) 5.625% due 02/26/44	$4,740,000	5,285,100
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	1,490,000	1,544,080
4.875% due 05/05/21 ~	5,660,000	6,159,427
5.375% due 10/17/23 ~	400,000	451,621
5.875% due 03/13/20 ~	260,000	289,792
5.875% due 01/15/24 ~	973,000	1,128,892

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 664,671,300	$38,053,559
7.750% due 11/13/42	606,337,500	38,670,214
10.000% due 12/05/24	109,240,000	7,673,124
Mexico Government (Mexico)
3.600% due 01/30/25	$4,780,000	5,013,025
5.550% due 01/21/45	17,420,000	20,925,775
Peruvian Government (Peru)
5.625% due 11/18/50	3,540,000	4,407,300
6.550% due 03/14/37	580,000	784,450
Poland Government (Poland)
2.000% due 04/25/21	PLN 2,890,000	730,137
2.500% due 07/25/26	8,770,000	2,149,056
3.250% due 07/25/25	40,560,000	10,637,575
4.000% due 01/22/24	$10,340,000	11,186,587
Portugal Government (Portugal) 5.125% due 10/15/24 ~	5,320,000	5,371,657
Russian Federal (Russia)
7.050% due 01/19/28	RUB 1,045,090,000	15,051,682
8.150% due 02/03/27	245,510,000	3,857,555
Russian Foreign (Russia)
4.500% due 04/04/22 ~	$2,400,000	2,570,940
7.500% due 03/31/30 § ~	5,420,045	6,622,617
Turkey Government (Turkey)
4.875% due 04/16/43	4,200,000	4,113,795
5.625% due 03/30/21	4,241,000	4,633,280

Total Foreign Government Bonds & Notes (Cost $285,150,468)		258,517,744

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 0.744% due 01/29/46 §	2,500,000	2,219,843

Total Municipal Bonds (Cost $2,099,181)		2,219,843

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments)
(Cost $2,051,890)		1,040,013

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $2,164,114; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $2,208,875)	2,164,113	2,164,113

Total Short-Term Investment (Cost $2,164,113)		2,164,113

TOTAL INVESTMENTS - 102.3% (Cost $3,642,799,939)		3,722,878,078

TOTAL SECURITIES SOLD SHORT - (1.2%)
(See Note (b) in Notes to Schedule of Investments)
(Proceeds $44,825,750)		(44,930,956)

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(38,053,885)

NET ASSETS - 100.0%		$3,639,893,237

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	36.4%
Mortgage-Backed Securities	33.2%
U.S. Treasury Obligations	16.3%
Foreign Government Bonds & Notes	7.1%
Asset-Backed Securities	4.2%
Others (each less than 3.0%)	5.1%

	102.3%
Securities Sold Short	(1.2%	)
Other Assets & Liabilities, Net	(1.1%	)

	100.0%

(b)	Securities sold short outstanding as of June 30, 2016 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.2%)

Fannie Mae
3.500% due 08/01/46	$37,300,000	($39,306,331)
Government National Mortgage Association
3.500% due 07/01/46	5,300,000	(5,624,625)

Total Securities Sold Short (Proceeds $44,825,750)		($44,930,956)

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AUD FX (09/16)	120	$24,290
CAD FX (09/16)	393	(484,667)
Euro-Bobl (09/16)	148	201,748
Euro-BTP (09/16)	53	97,827
Eurodollar (09/16)	145	63,779
Eurodollar (03/17)	861	1,178,452
Eurodollar (06/17)	290	298,057
Eurodollar (12/18)	226	120,740
U.S. Treasury 2-Year Notes (09/16)	847	1,239,466
U.S. Treasury 5-Year Notes (09/16)	14,575	30,996,564
U.S. Treasury 10-Year Notes (09/16)	60	310,238
U.S. Treasury Ultra Long Bonds (09/16)	829	9,607,975

		43,654,469

Short Futures Outstanding
EUR FX (09/16)	148	610,019
Euro-Bund (09/16)	496	(1,923,927)
Euro-Buxl (09/16)	13	(256,820)
Eurodollar (12/16)	5,598	(3,742,381)
Eurodollar (03/18)	67	(2,730)
GBP FX (09/16)	87	248,230
Japanese Government 10-Year Bonds (09/16)	84	(805,958)
JPY FX (09/16)	1,357	(5,525,704)
U.S. Treasury 10-Year Notes (09/16)	2,707	(3,126,579)
U.S. Treasury Long Bonds (09/16)	1,641	(8,868,130)

		(23,393,980)

Total Futures Contracts		$20,260,489

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	45,862,500	USD	13,425,004	07/16	BOA	$813,218
CNY	162,000,000	USD	24,814,002	07/16	BRC	(479,416)
CNY	41,356,000	USD	6,330,712	07/16	CIT	(118,482)
EUR	82,446,104	USD	92,072,982	07/16	BRC	(571,743)
EUR	1,300,000	USD	1,497,870	08/16	CIT	(53,217)
GBP	4,727,000	USD	6,381,214	07/16	BRC	(88,082)
INR	950,000,000	USD	14,144,272	07/16	BOA	(96,039)
JPY	10,327,515,000	USD	93,818,653	07/16	BOA	6,217,667
MXN	110,561,550	USD	6,104,629	08/16	BRC	(81,405)
USD	24,662,917	BRL	91,201,000	07/16	BRC	(3,650,849)
USD	27,184,506	CAD	34,100,000	07/16	CIT	789,274
USD	5,213,708	CNY	33,850,000	07/16	BOA	128,981
USD	59,742,746	CNY	388,536,949	07/16	BRC	1,379,255
USD	12,798,098	CNY	83,450,000	07/16	CIT	262,782
USD	4,885,888	CNY	32,096,861	08/16	BOA	73,888
USD	141,359,485	EUR	125,913,656	07/16	BRC	1,605,216
USD	14,759,602	EUR	12,918,406	07/16	CIT	418,969
USD	2,301,772	EUR	2,005,081	08/16	BOA	73,582
USD	17,609,692	EUR	15,422,834	08/16	CIT	470,727
USD	12,688,479	GBP	8,733,750	08/16	BOA	1,057,809
USD	24,346,555	JPY	2,588,010,000	07/16	BOA	(721,915)
USD	7,226,574	JPY	781,460,000	07/16	CIT	(342,951)
USD	22,313,499	MXN	393,007,666	07/16	BOA	835,201
USD	6,105,000	MXN	110,561,550	08/16	BOA	81,776
USD	18,154,432	MXN	328,160,425	08/16	BRC	274,928
USD	14,459,653	PLN	54,320,000	07/16	BRC	694,369

Total Forward Foreign Currency Contracts						$8,973,543

(e)	Purchased options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - MXN versus USD	$17.54	08/11/16	BRC	$53,620,000	$808,590	$142,254
Put - MXN versus USD	17.57	08/12/16	BOA	17,695,000	263,479	52,059

					$1,072,069	$194,313

Options on Futures
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (08/16)	$122.00	07/22/16	CME	220	$90,090	$99,687
Call - U.S. Treasury 5-Year Notes (08/16)	122.25	07/22/16	CME	220	75,481	72,188
Call - U.S. Treasury 10-Year Notes (08/16)	132.50	07/22/16	CME	220	174,308	202,812
Call - U.S. Treasury 10-Year Notes (08/16)	138.50	07/22/16	CME	2,300	43,413	35,938

					383,292	410,625

Put - EUR FX (07/16)	1.12	07/08/16	CME	25	45,419	38,750
Put - EUR FX (07/16)	1.14	07/08/16	CME	18	33,358	66,825
Put - JPY FX (07/16)	91.00	07/08/16	CME	32	44,504	400
Put - JPY FX (07/16)	92.00	07/08/16	CME	36	29,367	675
Put - JPY FX (07/16)	93.00	07/08/16	CME	37	49,583	1,156
Put - JPY FX (07/16)	93.50	07/08/16	CME	6	6,995	263
Put - U.S. Treasury 5-Year Notes (08/16)	113.00	07/22/16	CME	2,500	27,658	2,500
Put - U.S. Treasury 5-Year Notes (08/16)	113.75	07/22/16	CME	2,600	28,764	2,600
Put - U.S. Treasury 10-Year Notes (08/16)	132.50	07/22/16	CME	220	91,809	96,250
Put - U.S. Treasury 10-Year Notes (08/16)	133.00	07/22/16	CME	221	136,905	145,031
Put - U.S. Treasury 30-Year Bonds (08/16)	171.00	07/22/16	CME	44	56,518	53,625
Put - JPY FX (08/16)	95.00	08/05/16	CME	27	45,649	27,000

					596,529	435,075

					$979,821	$845,700

Total Purchased Options					$2,051,890	$1,040,013

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(f)	Transactions in written options for the period ended June 30, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2015	10,476	24,800,000	$3,191,722
Call Options Written	17,232	12,230,000	10,492,190
Put Options Written	18,305	-	9,487,333
Call Options Exercised	(8,337)	-	(5,212,835)
Put Options Exercised	(3,180)	-	(1,140,423)
Call Options Expired	(6,586)	(37,030,000)	(3,897,927)
Put Options Expired	(16,895)	-	(6,082,415)
Call Options Closed	(3,130)	-	(2,249,068)
Put Options Closed	(1,415)	-	(802,295)

Outstanding, June 30, 2016	6,470	-	$3,786,282

(g)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (07/16)	$132.25	07/01/16	CME	93	$28,760	($71,203)
Call - U.S. Treasury Long Bonds (07/16)	176.00	07/01/16	CME	66	30,722	(1,031)
Call - GBP FX (07/16)	148.00	07/08/16	CME	64	75,792	(800)
Call - U.S. Treasury 5-Year Notes (08/16)	122.50	07/22/16	CME	224	86,874	(50,750)
Call - U.S. Treasury 10-Year Notes (08/16)	130.50	07/22/16	CME	158	85,877	(402,406)
Call - U.S. Treasury 10-Year Notes (08/16)	131.00	07/22/16	CME	185	80,352	(387,344)
Call - U.S. Treasury 10-Year Notes (08/16)	132.00	07/22/16	CME	184	110,058	(230,000)
Call - U.S. Treasury 10-Year Notes (08/16)	133.00	07/22/16	CME	190	120,805	(121,719)
Call - U.S. Treasury 10-Year Notes (08/16)	133.50	07/22/16	CME	233	108,462	(101,938)
Call - U.S. Treasury 10-Year Notes (08/16)	134.00	07/22/16	CME	267	143,367	(79,266)
Call - U.S. Treasury 30-Year Bonds (08/16)	166.00	07/22/16	CME	147	187,085	(957,797)
Call - U.S. Treasury 30-Year Bonds (08/16)	167.00	07/22/16	CME	45	80,729	(251,719)
Call - U.S. Treasury 30-Year Bonds (08/16)	175.00	07/22/16	CME	66	84,692	(58,781)
Call - U.S. Treasury 30-Year Bonds (08/16)	176.00	07/22/16	CME	26	36,681	(17,875)
Call - U.S. Treasury 10-Year Notes (09/16)	133.00	08/26/16	CME	168	100,767	(178,500)
Call - U.S. Treasury 10-Year Notes (09/16)	134.00	08/26/16	CME	23	7,473	(15,813)
Call - U.S. Treasury 10-Year Notes (09/16)	135.00	08/26/16	CME	45	33,948	(19,688)

					1,402,444	(2,946,630)

Put - EUR FX (07/16)	1.09	07/08/16	CME	146	111,438	(23,725)
Put - EUR FX (07/16)	1.10	07/08/16	CME	382	379,996	(143,250)
Put - EUR FX (07/16)	1.11	07/08/16	CME	106	78,655	(87,450)
Put - U.S. Treasury 5-Year Notes (08/16)	120.00	07/22/16	CME	691	171,583	(16,196)
Put - U.S. Treasury 5-Year Notes (08/16)	120.50	07/22/16	CME	138	46,989	(4,312)
Put - U.S. Treasury 5-Year Notes (08/16)	121.00	07/22/16	CME	230	65,659	(12,578)
Put - U.S. Treasury 5-Year Notes (08/16)	121.25	07/22/16	CME	224	50,014	(19,250)
Put - U.S. Treasury 10-Year Notes (08/16)	130.00	07/22/16	CME	138	46,958	(6,469)
Put - U.S. Treasury 10-Year Notes (08/16)	130.50	07/22/16	CME	94	29,054	(5,875)
Put - U.S. Treasury 10-Year Notes (08/16)	131.00	07/22/16	CME	133	32,802	(14,547)
Put - U.S. Treasury 10-Year Notes (08/16)	132.00	07/22/16	CME	249	127,581	(66,140)
Put - U.S. Treasury 30-Year Bonds (08/16)	158.00	07/22/16	CME	72	55,891	(1,125)
Put - U.S. Treasury 30-Year Bonds (08/16)	162.00	07/22/16	CME	138	103,083	(6,469)
Put - U.S. Treasury 30-Year Bonds (08/16)	165.00	07/22/16	CME	67	65,720	(7,328)
Put - U.S. Treasury 30-Year Bonds (08/16)	166.00	07/22/16	CME	305	209,149	(52,421)
Put - U.S. Treasury 30-Year Bonds (08/16)	167.00	07/22/16	CME	59	45,933	(15,672)
Put - U.S. Treasury 30-Year Bonds (08/16)	168.00	07/22/16	CME	181	183,224	(73,531)
Put - U.S. Treasury 30-Year Bonds (08/16)	169.00	07/22/16	CME	88	56,089	(52,250)
Put - EUR FX (08/16)	1.09	08/05/16	CME	58	35,474	(45,675)
Put - EUR FX (08/16)	1.10	08/05/16	CME	13	22,220	(14,950)
Put - U.S. Treasury 10-Year Notes (09/16)	131.00	08/26/16	CME	664	363,560	(238,625)
Put - U.S. Treasury 30-Year Bonds (09/16)	162.00	08/26/16	CME	110	102,766	(32,656)

					2,383,838	(940,494)

Total Written Options					$3,786,282	($3,887,124)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(h)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	12/20/20	BRC	2.854%	$4,652,000	($360,024)	($755,702)	$395,678

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 5Y	1.000%	12/20/19	CME	$8,610,000	$74,526	$116,979	($42,453)
CDX IG 24 5Y	1.000%	06/20/20	CME	92,275,000	851,264	891,630	(40,366)
CDX IG 25 5Y	1.000%	12/20/20	CME	49,950,000	409,116	80,570	328,546
CDX HY 25 5Y	5.000%	12/20/20	CME	3,465,000	147,727	(34,650)	182,377
CDX HY 26 5Y	5.000%	06/20/21	CME	31,315,000	1,054,754	872,851	181,903

					$2,537,387	$1,927,380	$610,007

					$2,177,363	$1,171,678	$1,005,685

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.185%	06/13/21	$57,590,000	$537,027	$-	$537,027

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.897%	08/31/22	$138,800,000	($7,410,878)	$-	($7,410,878)
3-Month USD-LIBOR	CME	1.900%	11/30/22	277,388,000	(13,592,115)	-	(13,592,115)
3-Month USD-LIBOR	CME	1.580%	06/13/26	57,440,000	(990,151)	8,108	(998,259)
3-Month USD-LIBOR	CME	2.720%	02/15/41	42,768,000	(8,299,669)	(71,901)	(8,227,768)
6-Month JPY-LIBOR	CME	0.640%	05/09/46	JPY 2,649,800,000	(3,779,248)	-	(3,779,248)

					($34,072,061)	($63,793)	($34,008,268)

					($33,535,034)	($63,793)	($33,471,241)

Total Swap Agreements					($31,357,671)	$1,107,885	($32,465,556)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$7,291,390	$7,291,390	$-	$-
	Corporate Bonds & Notes	1,325,298,186	-	1,325,298,186	-
	Senior Loan Notes	98,049,249	-	98,049,249	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	248,737,588	-	248,737,588	-
	Collateralized Mortgage Obligations - Residential	431,558,933	-	420,048,803	11,510,130
	Fannie Mae	331,231,323	-	331,231,323	-
	Freddie Mac	99,552,791	-	99,552,791	-
	Government National Mortgage Association	97,195,947	-	97,195,947	-

	Total Mortgage-Backed Securities	1,208,276,582	-	1,196,766,452	11,510,130

	Asset-Backed Securities	153,492,811	-	124,453,533	29,039,278
	U.S. Government Agency Issues	72,559,813	-	72,559,813	-
	U.S. Treasury Obligations	593,968,334	-	593,968,334	-
	Foreign Government Bonds & Notes	258,517,744	-	258,517,744	-
	Municipal Bonds	2,219,843	-	2,219,843	-
	Short-Term Investment	2,164,113	-	2,164,113	-
	Derivatives:
	Credit Contracts
	Swaps	2,537,387	-	2,537,387	-
	Foreign Currency Contracts
	Futures	882,539	882,539	-	-
	Forward Foreign Currency Contracts	15,177,642	-	15,177,642	-
	Purchased Options	329,382	135,069	194,313	-

	Total Foreign Currency Contracts	16,389,563	1,017,608	15,371,955	-

	Interest Rate Contracts
	Futures	44,114,846	44,114,846	-	-
	Purchased Options	710,631	710,631	-	-
	Swaps	537,027	-	537,027	-

	Total Interest Rate Contracts	45,362,504	44,825,477	537,027	-

	Total Assets - Derivatives	64,289,454	45,843,085	18,446,369	-

	Total Assets	3,786,127,519	53,134,475	3,692,443,636	40,549,408

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(44,930,956)	-	(44,930,956)	-
	Derivatives:
	Credit Contracts
	Swaps	(360,024)	-	(360,024)	-
	Foreign Currency Contracts
	Futures	(6,010,371)	(6,010,371)	-	-
	Forward Foreign Currency Contracts	(6,204,099)	-	(6,204,099)	-
	Written Options	(315,850)	(315,850)	-	-

	Total Foreign Currency Contracts	(12,530,320)	(6,326,221)	(6,204,099)	-

	Interest Rate Contracts
	Futures	(18,726,525)	(18,726,525)	-	-
	Written Options	(3,571,274)	(3,571,274)	-	-
	Swaps	(34,072,061)	-	(34,072,061)	-

	Total Interest Rate Contracts	(56,369,860)	(22,297,799)	(34,072,061)	-

	Total Liabilities - Derivatives	(69,260,204)	(28,624,020)	(40,636,184)	-

	Total Liabilities	(114,191,160)	(28,624,020)	(85,567,140)	-

	Total	$3,671,936,359	$24,510,455	$3,606,876,496	$40,549,408

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2016:

	Senior Loan Notes	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$839,811	$35,375,684	$39,448,730	$75,664,225
Purchases	-	-	-	-
Sales (Includes Paydowns)	(849,759)	(7,760,354)	(10,033,360)	(18,643,473)
Accrued Discounts (Premiums)	-	29,765	(454)	29,311
Net Realized Gains (Losses)	(115,541)	50,666	21,888	(42,987)
Change in Net Unrealized Appreciation (Depreciation)	125,489	(1,380,625)	(397,526)	(1,652,662)
Transfers In	-	-	-	-
Transfers Out	-	(14,805,006)	-	(14,805,006)

Value, End of Period	$-	$11,510,130	$29,039,278	$40,549,408

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	($1,306,131)	($588,224)	($1,894,355)

The significant unobservable inputs were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 5.0%

Consumer Discretionary - 1.3%

Altice US Finance I Corp 5.375% due 07/15/23 ~	$2,675,000	$2,695,063
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	1,000,000	1,000,000
NPC International Inc 10.500% due 01/15/20	1,000,000	1,057,500

		4,752,563

Consumer Staples - 0.9%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	3,000,000	3,106,260

Materials - 1.2%

Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	2,000,000	2,005,000
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,450,000	2,462,250

		4,467,250

Telecommunication Services - 1.6%

Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	2,700,000	2,673,000
T-Mobile USA Inc 6.125% due 01/15/22	1,550,000	1,631,375
6.500% due 01/15/24	1,500,000	1,584,375

		5,888,750

Total Corporate Bonds & Notes (Cost $18,035,692)		18,214,823

SENIOR LOAN NOTES - 94.8%

Consumer Discretionary - 21.9%

24 Hour Fitness Worldwide Inc Term B 4.750% due 05/28/21 §	2,450,000	2,372,673
Altice US Finance I Corp (Luxembourg) 4.250% due 12/14/22 §	2,472,138	2,470,902
American Tire Distributors Holdings Inc 5.250% due 09/01/21 §	4,854,524	4,702,820
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	979,949	965,985
(2nd Lien) 7.500% due 12/17/21 §	4,428,083	4,351,977
Burlington Coat Factory Warehouse Corp Term B3 4.250% due 08/13/21 §	1,766,212	1,767,095
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	4,816,492	4,623,832
CEC Entertainment Inc Term B 4.000% due 02/14/21 §	5,498,438	5,365,557
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	2,842,031	2,847,064
ClubCorp Club Operations Inc 4.250% due 12/15/22 §	3,801,033	3,807,370
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	5,403,750	5,028,865
JD Power & Associates (1st Lien) due 05/24/23 µ	500,000	500,000
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,311,062	3,271,661

	Principal Amount	Value
Leslie’s Poolmart Inc 4.250% due 10/16/19 §	$2,624,018	$2,610,897
Neptune Finco Corp Term B 5.000% due 10/09/22 §	7,500,000	7,530,000
NPC International Inc Term B 4.750% due 12/28/18 §	6,598,619	6,590,371
Petco Animal Supplies Inc Term B1 5.000% due 01/26/23 §	7,869,167	7,849,494
Term B2 4.888% due 01/26/23 §	509,833	509,409
PetSmart Inc Term B1 4.250% due 03/11/22 §	7,920,000	7,900,651
ServiceMaster Co Term B 4.250% due 07/01/21 §	4,436,099	4,442,309

		79,508,932

Consumer Staples - 10.0%

Albertsons LLC Term B4 4.500% due 08/25/21 §	1,702,904	1,703,437
Term B6 4.750% due 06/22/23 §	3,983,761	3,984,071
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,122,274	2,106,688
(2nd Lien) 8.500% due 03/26/20 §	2,040,235	1,987,530
Candy Intermediate Holdings Inc 5.500% due 06/15/23 §	500,000	498,750
NBTY Inc due 05/05/23 µ	2,000,000	1,991,876
Term B 5.000% due 05/05/23 §	3,250,000	3,236,799
Reddy Ice Corp (1st Lien) 6.753% due 05/01/19 §	2,917,122	2,570,081
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	2,737,737	2,741,472
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	9,276,000	9,303,058
US Foods Inc 4.500% due 03/31/29 §	6,116,014	6,117,445

		36,241,207

Energy - 1.3%

EP Energy LLC due 05/24/18 µ	2,100,000	1,848,000
Term B3 3.500% due 05/24/18 §	916,000	806,080
Fieldwood Energy LLC due 08/31/20 µ	833,333	697,917
(1st Lien) 3.875% due 10/01/18 §	1,016,667	883,229
8.000% due 09/28/18 §	416,667	348,958

		4,584,184

Financials - 9.9%

AmWINS Group LLC Term B 4.750% due 09/06/19 §	2,181,426	2,183,062
DTZ US Borrower LLC (1st lien) 4.250% due 11/04/21 §	4,961,222	4,916,571
First Eagle Investment Management LLC due 12/01/22 µ	2,996,241	2,948,801
4.750% due 12/01/22 §	987,500	971,865
Hub International Ltd Term B 4.000% due 10/02/20 §	9,076,581	8,953,666
Solera LLC Term B 5.750% due 03/03/23 §	5,985,000	5,995,689

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
USI Inc Term B 4.250% due 12/27/19 §	$5,858,714	$5,809,647
WP Mustang Holdings LLC Term B (1st Lien) 7.000% due 05/29/21 §	4,066,050	4,055,885

		35,835,186

Health Care - 5.9%

Alere Inc Term B 4.500% due 06/18/22 §	3,718,625	3,706,424
Community Health Systems Inc Term G 3.750% due 12/31/19 §	1,705,033	1,661,741
Term H 4.000% due 01/27/21 §	3,394,297	3,313,682
ExamWorks Group Inc due 06/08/23 µ	500,000	500,000
IASIS Healthcare LLC Term B2 4.500% due 05/03/18 §	4,654,840	4,649,990
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	3,716,241	3,691,621
MPH Acquisition Holdings LLC Term B 5.000% due 06/07/23 §	4,000,000	4,016,428

		21,539,886

Industrials - 30.2%

AlixPartners LLP Term B 4.500% due 07/28/22 §	7,446,237	7,452,440
Allflex Holdings III Inc (1st Lien) 4.250% due 07/20/20 §	5,913,347	5,880,084
Allied Security Holdings LLC (1st Lien) 4.250% due 02/12/21 §	1,083,437	1,084,340
(2nd Lien) 8.000% due 08/13/21 §	6,201,027	6,224,281
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,353,750	4,297,970
Beacon Roofing Supply Inc Term B 4.000% due 10/01/22 §	993,744	995,452
Camp International Holding Co (1st Lien) 4.750% due 05/31/19 §	1,903,984	1,900,018
(2nd Lien) 8.250% due 11/30/19 §	1,500,000	1,466,250
Crosby US Acquisition Corp (1st Lien) 4.000% due 11/23/20 §	1,492,347	1,217,506
(2nd Lien) 7.000% due 11/22/21 §	1,000,000	667,500
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	5,794,535	5,751,076
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	1,950,000	1,945,125
5.500% due 01/15/21 §	498,750	497,503
Gardner Denver Inc 4.250% due 07/30/20 §	2,611,573	2,405,097
Gates Global Inc Term B 4.250% due 07/06/21 §	5,299,936	5,051,501
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	5,389,994	5,315,881
Jeld-Wen Inc 4.750% due 07/01/22 §	5,458,750	5,470,694
KAR Auction Services Inc Term B3 4.250% due 03/09/23 §	1,496,250	1,505,913
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	1,461,538	1,474,327
Nexeo Solutions LLC 5.250% due 06/09/23 §	5,000,000	4,993,750

	Principal Amount	Value
Ply Gem Industries Inc 4.000% due 02/01/21 §	$398,867	$395,045
Prime Security Services Borrower LLC (1st Lien) due 07/01/22 µ	2,500,000	2,506,250
4.750% due 07/01/21 §	1,244,373	1,249,973
(2nd Lien) 10.471% due 07/01/22 §	2,000,000	2,023,334
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	1,134,994	1,126,837
SIG Conbibloc US Acquisition Inc 4.250% due 03/13/22 §	5,154,451	5,141,967
Silver II US Holdings LLC 4.000% due 12/13/19 §	3,500,755	3,159,432
SRS Distribution Inc Term B due 08/25/22 µ	1,575,000	1,579,922
TransDigm Inc Term D 3.750% due 06/04/21 §	980,000	972,474
Term E 3.750% due 05/14/22 §	3,952,404	3,908,927
Term F 3.750% due 06/09/23 §	666,666	659,792
Univar Inc 4.250% due 07/01/22 §	7,937,513	7,856,153
USAGM HoldCo LLC due 07/28/22 µ	3,500,000	3,458,024
4.750% due 07/28/22 §	2,405,530	2,327,371
Waste Industries USA Inc Term B 4.250% due 02/27/20 §	6,826,372	6,839,172
Zekelman Industries Inc Term B 6.000% due 06/14/21 §	1,000,000	1,000,000

		109,801,381

Information Technology - 8.0%

Applied Systems Inc (1st Lien) 4.000% due 01/25/21 §	455,504	452,525
(2nd Lien) 7.500% due 01/24/22 §	2,908,725	2,899,030
Avago Technologies Cayman Ltd Term B1 (Cayman) 4.250% due 02/01/23 §	6,733,125	6,741,077
CCC Information Services Inc 4.000% due 12/20/19 §	3,188,933	3,150,985
Cision US Inc Term B 7.000% due 06/16/23 §	1,500,000	1,431,250
First Data Corp 4.202% due 07/08/22 §	500,000	496,042
Infor US Inc Term B5 3.750% due 06/03/20 §	3,832,563	3,739,942
Microsemi Corp Term B 5.250% due 01/15/23 §	1,958,029	1,957,009
ON Semiconductor Corp Term B 5.250% due 03/31/23 §	5,000,000	5,034,820
Vertafore Inc (1st Lien) due 06/30/23 µ	1,750,000	1,747,266
WEX Inc Term B due 07/01/23 µ	1,500,000	1,496,250

		29,146,196

Materials - 5.9%

Allnex & CY SCA Term B2 (Luxembourg) due 05/31/23 µ	500,000	495,312
Ardagh Holdings USA Inc 4.000% due 12/17/19 §	1,715,496	1,716,301
Berry Plastics Holding Corp Term H 3.750% due 10/03/22 §	1,445,722	1,437,590
BWAY Holding Co Inc Term B 5.519% due 08/14/20 §	4,770,850	4,755,941

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	$964,318	$962,360
(2nd Lien) 7.750% due 08/01/22 §	250,000	243,750
Headwaters Inc Term B 4.500% due 03/24/22 §	1,732,500	1,734,666
Huntsman International LLC Term B 4.250% due 04/01/23 §	997,500	999,994
PQ Corp 5.750% due 11/04/22 §	3,000,000	3,006,876
Pregis Corp 4.500% due 05/14/21 §	2,687,198	2,667,044
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	3,098,659	3,096,722
Tekni-Plex Inc Term B 4.500% due 06/01/22 §	495,000	489,225

		21,605,781

Telecommunication Services - 1.3%

Level 3 Financing Inc Term B 4.000% due 01/15/20 §	2,000,000	2,002,000
Zayo Group LLC Term B2 4.500% due 05/06/21 §	2,916,617	2,926,187

		4,928,187

Utilities - 0.4%

PowerTeam Services LLC (2nd Lien) 8.250% due 11/06/20 §	1,500,000	1,470,000

Total Senior Loan Notes (Cost $346,962,991)		344,660,940

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $8,503,621; collateralized by U.S. Treasury Notes: 1.875% due 06/30/20 and value $8,676,117)	8,503,614	8,503,614

Total Short-Term Investment (Cost $8,503,614)		8,503,614

TOTAL INVESTMENTS - 102.1% (Cost $373,502,297)		371,379,377

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(7,592,283)

NET ASSETS - 100.0%		$363,787,094

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrials	30.2%
Consumer Discretionary	23.2%
Consumer Staples	10.9%
Financials	9.9%
Information Technology	8.0%
Materials	7.1%
Health Care	5.9%
Others (each less than 3.0%)	6.9%

	102.1%
Other Assets & Liabilities, Net	(2.1%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $573,676 or 0.2% of the net assets as of June 30, 2016, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
USAGM HoldCo LLC	$573,676	$575,486	$1,810

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$18,214,823	$-	$18,214,823	$-
	Senior Loan Notes	344,660,940	-	344,660,940	-
	Short-Term Investment	8,503,614	-	8,503,614	-
	Unfunded Loan Commitment	1,810	-	1,810	-

	Total	$371,381,187	$-	$371,381,187	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp Series A1 0.000% * +	4,527	$40,109

Total Convertible Preferred Stocks (Cost $319,501)		40,109

COMMON STOCKS - 0.3%

Consumer Discretionary - 0.0%

Education Management LLC * +	4,068,695	4
Nelson Education Ltd +	270,923	-

		4

Energy - 0.0%

Southcross Holdings Borrower LP	52	-
Southcross Holdings Borrower LP ‘A’	52	20,800

		20,800

Financials - 0.1%

RCS Capital Corp	33,878	254,085

Health Care - 0.0%

Millennium Health LLC	46,636	160,311

Information Technology - 0.2%

IAP Worldwide Services Inc +	121	1,192,023

Materials - 0.0%

LyondellBasell Industries NV ‘A’	132	9,824

Utilities - 0.0%

EME Reorganization Trust	202,312	870

Total Common Stocks (Cost $988,426)		1,637,917

	Principal Amount

CORPORATE BONDS & NOTES - 5.7%

Consumer Discretionary - 1.3%

Acosta Inc 7.750% due 10/01/22 ~	$175,000	154,437
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	197,124
Altice US Finance I Corp 5.500% due 05/15/26 ~	200,000	200,500
AMC Networks Inc 5.000% due 04/01/24	85,000	84,458
American Tire Distributors Inc 10.250% due 03/01/22 ~	80,000	70,600
Argos Merger Sub Inc 7.125% due 03/15/23 ~	140,000	144,375
Boyd Gaming Corp 6.375% due 04/01/26 ~	35,000	36,750
Cable One Inc 5.750% due 06/15/22 ~	30,000	30,825

	Principal Amount	Value
CCO Holdings LLC
5.250% due 09/30/22	$200,000	$205,750
5.375% due 05/01/25 ~	155,000	157,712
5.750% due 02/15/26 ~	85,000	87,763
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	15,000	15,225
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	62,550	21,580
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	233,738
DISH DBS Corp
5.875% due 07/15/22	100,000	97,500
5.875% due 11/15/24	75,000	70,313
Dollar Tree Inc
5.250% due 03/01/20 ~	80,000	82,800
5.750% due 03/01/23 ~	190,000	202,825
GLP Capital LP 5.375% due 04/15/26	75,000	77,813
Hot Topic Inc 9.250% due 06/15/21 ~	195,000	198,412
iHeartCommunications Inc 11.250% due 03/01/21	60,000	43,200
L Brands Inc 6.875% due 11/01/35	130,000	132,275
Lamar Media Corp 5.750% due 02/01/26 ~	20,000	20,863
Laureate Education Inc 9.250% due 09/01/19 ~	530,000	466,400
MDC Partners Inc 6.500% due 05/01/24 ~	165,000	164,587
MGM Resorts International
6.000% due 03/15/23	105,000	111,037
7.750% due 03/15/22	365,000	413,819
MHGE Parent LLC 8.500% due 08/01/19 ~	45,000	45,675
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	57,475
National CineMedia LLC 6.000% due 04/15/22	60,000	62,400
NCL Corp Ltd
4.625% due 11/15/20 ~	85,000	85,265
5.250% due 11/15/19 ~	45,000	45,675
Neptune Finco Corp 10.125% due 01/15/23 ~	200,000	224,500
Netflix Inc 5.875% due 02/15/25	190,000	200,212
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	105,000	106,837
Party City Holdings Inc 6.125% due 08/15/23 ~	150,000	156,000
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	83,400
Sabre GLBL Inc
5.250% due 11/15/23 ~	80,000	81,800
5.375% due 04/15/23 ~	35,000	35,963
Sally Holdings LLC 5.625% due 12/01/25	110,000	115,775
Sirius XM Radio Inc
5.875% due 10/01/20 ~	30,000	31,163
6.000% due 07/15/24 ~	150,000	155,437
Starz LLC 5.000% due 09/15/19	85,000	86,806
Studio City Finance Ltd (Hong Kong) 8.500% due 12/01/20 ~	250,000	253,750
Tempur Sealy International Inc 5.625% due 10/15/23	70,000	72,450
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	102,925
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	82,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
TRI Pointe Group Inc 5.875% due 06/15/24	$100,000	$102,125
Tribune Media Co 5.875% due 07/15/22	120,000	120,000
Viking Cruises Ltd
6.250% due 05/15/25 ~	70,000	53,200
8.500% due 10/15/22 ~	130,000	111,475
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	194,750
Vista Outdoor Inc 5.875% due 10/01/23 ~	70,000	73,325
Yum! Brands Inc 3.750% due 11/01/21	30,000	29,513

		6,493,177

Consumer Staples - 0.3%

Central Garden & Pet Co 6.125% due 11/15/23	110,000	114,950
Dean Foods Co 6.500% due 03/15/23 ~	225,000	232,875
HRG Group Inc 7.875% due 07/15/19	140,000	147,175
NBTY Inc 7.625% due 05/15/21 ~	210,000	210,788
Pinnacle Foods Finance LLC 5.875% due 01/15/24 ~	35,000	36,794
Post Holdings Inc
6.750% due 12/01/21 ~	25,000	26,500
7.750% due 03/15/24 ~	70,000	77,088
8.000% due 07/15/25 ~	35,000	38,981
Reynolds Group Issuer Inc (New Zealand)
8.250% due 02/15/21	100,000	104,630
9.875% due 08/15/19	230,000	237,762
Spectrum Brands Inc
5.750% due 07/15/25	130,000	136,013
6.375% due 11/15/20	65,000	68,006
6.625% due 11/15/22	45,000	47,981
The WhiteWave Foods Co 5.375% due 10/01/22	35,000	37,625
TreeHouse Foods Inc 6.000% due 02/15/24 ~	140,000	150,052

		1,667,220

Energy - 0.8%

Antero Resources Corp
5.375% due 11/01/21	145,000	142,825
5.625% due 06/01/23	55,000	53,625
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	35,000	33,338
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	50,000	50,750
Concho Resources Inc 5.500% due 04/01/23	365,000	367,737
CrownRock LP 7.750% due 02/15/23 ~	160,000	168,000
CVR Refining LLC 6.500% due 11/01/22	175,000	151,375
Endeavor Energy Resources LP
7.000% due 08/15/21 ~	160,000	158,000
8.125% due 09/15/23 ~	40,000	41,000
Energy Transfer Equity LP 5.875% due 01/15/24	150,000	146,625
EP Energy LLC 7.750% due 09/01/22	55,000	33,825
Gulfport Energy Corp
6.625% due 05/01/23	105,000	103,950
7.750% due 11/01/20	195,000	201,338
Matador Resources Co 6.875% due 04/15/23	70,000	71,750

	Principal Amount	Value
Memorial Resource Development Corp 5.875% due 07/01/22	$260,000	$260,000
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	197,600
Newfield Exploration Co 5.625% due 07/01/24	205,000	206,025
Noble Energy Inc 5.625% due 05/01/21	42,000	43,801
Paramount Resources Ltd (Canada) 6.875% due 06/30/23 ~	55,000	43,450
Parsley Energy LLC 7.500% due 02/15/22 ~	20,000	21,000
PBF Logistics LP 6.875% due 05/15/23	75,000	73,875
Rice Energy Inc 7.250% due 05/01/23	55,000	56,100
RSP Permian Inc 6.625% due 10/01/22	130,000	134,550
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	115,000	116,725
5.625% due 04/15/23	100,000	100,875
5.625% due 03/01/25	110,000	110,000
5.750% due 05/15/24	200,000	199,500
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	90,000	91,125
8.250% due 05/15/20 ~	210,000	218,663
Seventy Seven Energy Inc 6.500% due 07/15/22	55,000	3,575
SM Energy Co
6.125% due 11/15/22	35,000	32,331
6.500% due 01/01/23	95,000	88,825
Sunoco LP 6.375% due 04/01/23 ~	200,000	199,500
Tesoro Corp 5.375% due 10/01/22	115,000	117,731
Tesoro Logistics LP
5.500% due 10/15/19	25,000	26,250
6.250% due 10/15/22	65,000	68,088
The Williams Cos Inc 3.700% due 01/15/23	65,000	57,850
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	60,000	14,100
Williams Partners LP 4.875% due 03/15/24	15,000	14,415

		4,220,092

Financials - 0.3%

Ally Financial Inc 8.000% due 12/31/18	250,000	273,750
Communications Sales & Leasing Inc REIT 8.250% due 10/15/23	20,000	20,350
Equinix Inc REIT 5.875% due 01/15/26	125,000	130,625
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	165,000	161,494
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	105,000	108,675
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	75,000	72,375
HUB International Ltd 7.875% due 10/01/21 ~	100,000	96,250
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/24 ~	65,000	68,900
Navient Corp
5.000% due 10/26/20	45,000	42,300
5.500% due 01/15/19	140,000	141,155
Quicken Loans Inc 5.750% due 05/01/25 ~	55,000	53,350
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	54,863

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Solera LLC 10.500% due 03/01/24 ~	$65,000	$68,534
USI Inc 7.750% due 01/15/21 ~	15,000	14,906
Wayne Merger Sub LLC 8.250% due 08/01/23 ~	75,000	74,250

		1,381,777

Health Care - 0.8%

Acadia Healthcare Co Inc 6.500% due 03/01/24 ~	55,000	55,962
Alere Inc
6.375% due 07/01/23 ~	125,000	130,937
6.500% due 06/15/20	80,000	80,000
Amsurg Corp
5.625% due 11/30/20	50,000	51,875
5.625% due 07/15/22	75,000	77,344
Capsugel SA 7.000% PIK due 05/15/19 ~	27,000	27,068
Centene Corp
4.750% due 05/15/22	35,000	35,875
5.625% due 02/15/21 ~	70,000	73,150
6.125% due 02/15/24 ~	70,000	74,594
CHS/Community Health Systems Inc
6.875% due 02/01/22	115,000	101,200
7.125% due 07/15/20	160,000	149,134
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	196,500
DJO Finco Inc 8.125% due 06/15/21 ~	65,000	56,550
ExamWorks Group Inc 5.625% due 04/15/23	60,000	66,600
HCA Inc
5.875% due 02/15/26	100,000	104,000
6.500% due 02/15/20	25,000	27,781
7.500% due 02/15/22	390,000	444,405
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	45,000	46,238
Hologic Inc 5.250% due 07/15/22 ~	120,000	125,850
IMS Health Inc 6.000% due 11/01/20 ~	100,000	102,000
Jaguar Holding Co II 6.375% due 08/01/23 ~	245,000	251,125
Kinetic Concepts Inc
7.875% due 02/15/21 ~	30,000	31,969
10.500% due 11/01/18	250,000	250,625
Mallinckrodt International Finance SA
4.875% due 04/15/20 ~	50,000	48,500
5.500% due 04/15/25 ~	50,000	44,856
5.625% due 10/15/23 ~	160,000	149,800
MEDNAX Inc 5.250% due 12/01/23 ~	55,000	55,825
PRA Holdings Inc 9.500% due 10/01/23 ~	45,000	50,175
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	75,000	76,875
Team Health Inc 7.250% due 12/15/23 ~	145,000	155,530
Teleflex Inc 5.250% due 06/15/24	35,000	35,525
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	74,200
6.750% due 06/15/23	35,000	33,644
8.125% due 04/01/22	145,000	149,321
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	195,000	168,675

	Principal Amount	Value
Valeant Pharmaceuticals International Inc
5.625% due 12/01/21 ~	$50,000	$41,500
6.125% due 04/15/25 ~	125,000	100,625
7.500% due 07/15/21 ~	75,000	66,516
Vizient Inc 10.375% due 03/01/24 ~	55,000	59,125
WellCare Health Plans Inc 5.750% due 11/15/20	170,000	176,162

		4,047,636

Industrials - 0.8%

Advanced Disposal Services Inc 8.250% due 10/01/20	65,000	66,300
Aerojet Rocketdyne Holdings Inc 7.125% due 03/15/21	150,000	158,287
Air Medical Merger Sub Corp 6.375% due 05/15/23 ~	70,000	66,850
Aircastle Ltd 5.000% due 04/01/23	35,000	35,655
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	110,000	95,150
Builders FirstSource Inc
7.625% due 06/01/21 ~	27,000	28,350
10.750% due 08/15/23 ~	34,000	37,145
CBC Ammo LLC (Brazil) 7.250% due 11/15/21 ~	105,000	89,250
CEB Inc 5.625% due 06/15/23 ~	140,000	136,675
Clean Harbors Inc 5.125% due 06/01/21	45,000	46,265
Covanta Holding Corp
5.875% due 03/01/24	40,000	39,000
6.375% due 10/01/22	65,000	67,113
CSC Holdings LLC
6.750% due 11/15/21	100,000	102,250
8.625% due 02/15/19	35,000	38,588
Erickson Air-Crane Inc 6.000% due 11/02/20 +	67,270	24,022
FTI Consulting Inc 6.000% due 11/15/22	325,000	342,631
GFL Environmental Inc (Canada) 9.875% due 02/01/21 ~	25,000	26,750
HD Supply Inc
5.250% due 12/15/21 ~	65,000	68,392
5.750% due 04/15/24 ~	45,000	46,913
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	55,000	58,231
Icahn Enterprises LP
3.500% due 03/15/17	65,000	65,442
6.000% due 08/01/20	95,000	94,050
IHS Inc 5.000% due 11/01/22	95,000	98,563
International Lease Finance Corp 4.625% due 04/15/21	25,000	25,813
Manitowoc Foodservice Inc 9.500% due 02/15/24 ~	70,000	78,400
Nortek Inc 8.500% due 04/15/21	55,000	57,076
Orbital ATK Inc 5.250% due 10/01/21	60,000	62,927
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	125,000	132,812
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	209,000
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	200,000	208,000
Standard Industries Inc
5.375% due 11/15/24 ~	125,000	127,812
5.500% due 02/15/23 ~	90,000	92,475
6.000% due 10/15/25 ~	100,000	105,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	$50,000	$51,813
TMS International Corp 7.625% due 10/15/21 ~	80,000	56,400
TransDigm Inc
6.000% due 07/15/22	125,000	126,273
6.500% due 07/15/24	120,000	121,200
United Rentals North America Inc
6.125% due 06/15/23	15,000	15,694
7.625% due 04/15/22	155,000	166,237
USG Corp 5.875% due 11/01/21 ~	25,000	26,281
Vander Intermediate Holding II Corp 9.750% PIK due 02/01/19 ~	60,000	32,400
Watco Cos LLC 6.375% due 04/01/23 ~	65,000	64,675
XPO Logistics Inc 7.875% due 09/01/19 ~	320,000	327,200
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	155,000	157,712

		4,077,072

Information Technology - 0.4%

Activision Blizzard Inc 6.125% due 09/15/23 ~	50,000	54,625
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	55,619
Anixter Inc 5.500% due 03/01/23	85,000	86,806
Change Healthcare Holdings Inc 6.000% due 02/15/21 ~	15,000	15,975
CommScope Inc 4.375% due 06/15/20 ~	35,000	36,138
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	115,000	118,450
First Data Corp
5.000% due 01/15/24 ~	55,000	55,344
6.750% due 11/01/20 ~	169,000	176,941
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	95,000	85,025
Infor US Inc
5.750% due 08/15/20 ~	45,000	47,362
6.500% due 05/15/22	75,000	71,203
Informatica LLC 7.125% due 07/15/23 ~	25,000	23,813
Micron Technology Inc
5.250% due 08/01/23 ~	35,000	30,013
5.625% due 01/15/26 ~	55,000	46,063
7.500% due 09/15/23 ~	85,000	91,086
Microsemi Corp 9.125% due 04/15/23 ~	105,000	116,025
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	19,313
Riverbed Technology Inc 8.875% due 03/01/23 ~	90,000	93,600
Seagate HDD Cayman 4.750% due 01/01/25	285,000	225,684
SS&C Technologies Holdings Inc 5.875% due 07/15/23	105,000	107,362
Sungard Availability Services Capital Inc 8.750% due 04/01/22 ~	75,000	41,438
Western Digital Corp
7.375% due 04/01/23 ~	175,000	186,812
10.500% due 04/01/24 ~	175,000	187,687
Zebra Technologies Corp 7.250% due 10/15/22	170,000	181,050

		2,153,434

	Principal Amount	Value
Materials - 0.3%

ArcelorMittal (Luxembourg) 7.250% due 02/25/22	$40,000	$42,300
Ball Corp 4.375% due 12/15/20	110,000	115,912
Berry Plastics Corp 6.000% due 10/15/22	45,000	46,744
Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	20,000	20,050
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	216,075
Freeport-McMoRan Inc 4.550% due 11/14/24	40,000	35,200
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	85,000	76,500
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	105,000	94,763
Kissner Milling Co Ltd (Canada) 7.250% due 06/01/19 ~	145,000	145,725
New Gold Inc (Canada) 6.250% due 11/15/22 ~	90,000	88,200
Owens-Brockway Glass Container Inc
5.875% due 08/15/23 ~	120,000	126,275
6.375% due 08/15/25 ~	130,000	136,094
Platform Specialty Products Corp
6.500% due 02/01/22 ~	95,000	84,075
10.375% due 05/01/21 ~	30,000	30,300
SunCoke Energy Partners LP 7.375% due 02/01/20	75,000	63,375
The Scotts Miracle-Gro Co 6.000% due 10/15/23 ~	280,000	296,100
Tronox Finance LLC
6.375% due 08/15/20	175,000	130,812
7.500% due 03/15/22 ~	40,000	29,000
WR Grace & Co 5.125% due 10/01/21 ~	55,000	56,650

		1,834,150

Telecommunication Services - 0.5%

Avaya Inc 9.000% due 04/01/19 ~	80,000	60,000
CenturyLink Inc
6.750% due 12/01/23	60,000	59,175
7.500% due 04/01/24	60,000	60,750
Frontier Communications Corp
6.250% due 09/15/21	70,000	66,343
6.875% due 01/15/25	80,000	67,450
10.500% due 09/15/22	30,000	31,856
11.000% due 09/15/25	160,000	166,800
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22	20,000	13,600
7.500% due 04/01/21	5,000	3,475
8.000% due 02/15/24 ~	90,000	89,100
Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21	95,000	23,750
8.125% due 06/01/23	155,000	39,137
Level 3 Financing Inc
5.250% due 03/15/26 ~	60,000	58,950
5.375% due 01/15/24	45,000	45,394
Numericable-SFR SA (France)
6.000% due 05/15/22 ~	205,000	200,131
7.375% due 05/01/26 ~	200,000	198,000
Sprint Communications Inc
7.000% due 08/15/20	110,000	98,862
9.125% due 03/01/17	100,000	103,427
Sprint Corp
7.250% due 09/15/21	80,000	68,600
7.625% due 02/15/25	80,000	63,700
7.875% due 09/15/23	500,000	411,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
T-Mobile USA Inc
6.250% due 04/01/21	$65,000	$68,047
6.500% due 01/15/26	245,000	259,394
6.625% due 04/01/23	55,000	58,348
6.633% due 04/28/21	70,000	73,412
6.731% due 04/28/22	25,000	26,383
Zayo Group LLC 6.375% due 05/15/25	45,000	46,069

		2,461,403

Utilities - 0.2%

AmeriGas Finance LLC 7.000% due 05/20/22	215,000	228,033
Calpine Corp
5.375% due 01/15/23	170,000	166,600
5.750% due 01/15/25	55,000	53,694
Dynegy Inc
6.750% due 11/01/19	135,000	136,012
7.375% due 11/01/22	105,000	101,850
7.625% due 11/01/24	90,000	86,738
NRG Energy Inc 8.250% due 09/01/20	160,000	165,200
NRG Yield Operating LLC 5.375% due 08/15/24	50,000	50,000

		988,127

Total Corporate Bonds & Notes (Cost $29,750,972)		29,324,088

SENIOR LOAN NOTES - 88.7%

Consumer Discretionary - 22.2%

Affinity Gaming LLC Term B 6.500% due 11/09/17 §	428,128	429,733
ALM Media Holdings Inc (1st Lien) 5.500% due 07/31/20 § +	358,594	340,090
Altice US Finance I Corp (Luxembourg) 4.250% due 12/14/22 §	2,415,742	2,414,534
Amaya Holdings BV (1st Lien) (Netherlands) 5.000% due 08/01/21 §	2,368,279	2,302,164
AMC Entertainment Inc 4.000% due 12/15/22 §	1,840,750	1,844,393
Answers Corp (1st Lien) 6.250% due 10/03/21 §	1,824,472	957,848
AP NMT Acquisition BV (1st Lien) (Netherlands) 6.750% due 08/13/21 §	368,438	303,961
Ascena Retail Group Inc Term B 5.250% due 08/21/22 §	917,608	876,889
Ascend Learning LLC Term B 5.504% due 07/31/19 §	1,000,587	1,001,838
Asurion LLC (2nd Lien)
8.500% due 03/03/21 §	1,425,000	1,378,687
Term B4
5.000% due 08/04/22 §	3,019,220	2,982,739
Auction.com LLC Term B 6.000% due 05/12/19 §	888,750	887,639
Bass Pro Group LLC 4.000% due 06/05/20 §	1,945,908	1,921,584
Block Communications Inc Term B 4.000% due 11/07/21 §	246,376	246,838
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	322,778	323,095
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/17 § Y	1,122,078	1,124,883
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.250% due 03/18/21 §	582,451	563,522

	Principal Amount	Value
CDS U.S. Intermediate Holdings Inc (1st Lien) 5.000% due 07/08/22 §	$869,681	$850,113
Charter Communications Operating LLC Term I 3.500% due 01/24/23 §	1,795,500	1,798,385
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	511,309	512,214
ClubCorp Club Operations Inc 4.250% due 12/15/22 §	1,625,000	1,627,709
Coinamatic Canada Inc (1st Lien) (Canada) 4.250% due 05/14/22 §	113,532	112,113
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	514,500	514,285
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	2,337,657	1,650,386
David’s Bridal Inc Term B 5.000% due 10/11/19 §	709,666	643,135
Dayco Products LLC Term B 5.250% due 12/12/19 §	1,294,902	1,288,427
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	1,617,854	1,619,586
Education Management LLC
Term A
5.500% due 07/02/20 § +	339,553	191,780
Term B
4.250% due 07/02/20 § +	614,295	32,926
Entercom Radio LLC Term B 4.000% due 11/23/18 §	460,000	460,115
Entravision Communications Corp 3.500% due 05/31/20 §	482,521	479,907
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	2,040,075	1,792,716
Extreme Reach Inc (1st Lien) 7.250% due 02/07/20 §	489,789	490,095
FCA US LLC Term B 3.250% due 12/31/18 §	992,984	994,225
3.500% due 05/24/17 §	2,306,572	2,308,632
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	2,319,438	2,158,527
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	262,500	260,774
Flint Group GmbH Term C (Germany) 4.500% due 09/07/21 §	132,409	131,085
Flint Group US LLC Term B2 (1st Lien) 4.500% due 09/07/21 §	800,966	792,956
Four Seasons Holdings Inc (1st Lien) (Canada) 5.250% due 06/27/20 §	554,097	551,557
Getty Images Inc Term B 4.750% due 10/18/19 §	2,477,241	1,859,479
Go Daddy Operating Co LLC Term B 4.250% due 05/13/21 §	2,692,337	2,695,703
Golden Nugget Inc
5.500% due 11/21/19 §	102,938	103,195
Term B
5.500% due 11/21/19 §	240,188	240,788
Gray Television Inc Term B 3.938% due 06/13/21 §	222,575	222,853
Horizon Global Corp Term B 7.000% due 06/30/21 §	403,750	403,750
Hubbard Radio LLC Term B 4.250% due 05/27/22 §	550,347	539,340
iHeartCommunications Inc
Term D
7.210% due 01/30/19 §	1,102,586	810,401
Term E
7.960% due 07/30/19 §	354,610	260,860
Information Resources Inc due 09/30/20 µ	1,000,000	1,000,725
4.750% due 09/30/20 §	941,565	942,248

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
J. Crew Group Inc Term B 4.000% due 03/05/21 §	$2,402,309	$1,650,730
JD Power & Associates (1st Lien) due 05/24/23 µ	450,000	450,000
Kasima LLC Term B 3.250% due 05/17/21 §	450,184	450,043
Knowledge Universe Education LLC (1st lien) 6.000% due 08/13/22 §	967,688	960,430
La Quinta Intermediate Holdings LLC Term B 3.750% due 04/14/21 §	784,387	767,718
Landry’s Inc Term B 4.000% due 04/24/18 §	1,655,017	1,656,465
Laureate Education Inc Term B 5.000% due 06/15/18 §	2,350,548	2,268,279
Libbey Glass Inc Term B 3.750% due 04/09/21 §	311,114	310,141
Live Nation Entertainment Inc Term B1 3.500% due 08/16/20 §	1,989,237	1,990,480
MCC Iowa LLC Term J 3.750% due 06/30/21 §	759,500	759,377
Mediacom Illinois LLC Term G 3.500% due 06/30/21 §	417,563	417,041
MGOC Inc Term B 4.000% due 07/31/20 §	1,079,224	1,080,123
MH Sub I LLC (1st Lien) 4.750% due 07/08/21 §	1,031,716	1,024,837
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	739,998	740,923
MPG Holdco I Inc Term B 3.750% due 10/20/21 §	1,758,744	1,750,265
Nelson Education (Canada) 6.000% due 10/01/20 § +	1,642,495	1,313,996
Neptune Finco Corp Term B 5.000% due 10/09/22 §	3,375,000	3,388,500
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	839,169	840,218
Nord Anglia Education Finance LLC 5.000% due 03/31/21 §	1,913,475	1,901,516
NPC International Inc Term B 4.000% due 12/28/18 §	811,406	810,392
Party City Holdings Inc Term B 4.250% due 08/19/22 §	2,332,245	2,317,669
Penton Media Inc 4.750% due 10/03/19 §	456,031	455,176
PetSmart Inc Term B1 4.250% due 03/11/22 §	1,293,047	1,289,888
Pier 1 Imports Inc Term B 4.500% due 04/30/21 §	416,500	381,098
Pilot Travel Centers LLC Term B 3.210% due 05/25/23 §	1,230,099	1,232,597
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	1,471,841	1,463,103
ProQuest LLC Term B 5.750% due 10/24/21 §	566,361	549,370
Raycom TV Broadcasting LLC Term B 3.750% due 08/04/21 §	1,072,153	1,058,751
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	2,517,063	2,475,111
Rent-A-Center Inc Term B 3.750% due 03/19/21 §	364,438	357,367
RGIS Services LLC Term C 5.500% due 10/18/17 §	1,965,629	1,700,269
Sabre Inc Term B 4.000% due 02/19/19 §	1,326,875	1,328,810
Schaeffler AG Term B (Germany) 4.250% due 05/15/20 §	183,077	184,183
Scientific Games International Inc Term B1 6.000% due 10/18/20 §	1,854,433	1,834,536

	Principal Amount	Value
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	$218,250	$217,613
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	3,138,415	3,141,848
ServiceMaster Co Term B 4.250% due 07/01/21 §	2,014,125	2,016,945
Sinclair Television Group Inc Term B1 3.500% due 07/30/21 §	1,485,000	1,483,144
Springer Science+Business Media Deutschland GmbH Term B9 (Germany) 4.500% due 08/14/20 §	1,334,519	1,287,254
SRAM LLC Term B 4.013% due 04/10/20 §	1,842,154	1,640,622
STS Operating Inc 4.750% due 02/12/21 §	238,285	214,457
SurveyMonkey.com LLC Term B 6.250% due 02/05/19 §	616,836	607,583
The Men’s Wearhouse Inc Term B 4.500% due 06/18/21 §	679,858	653,797
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	1,069,811	963,666
TI Group Automotive Systems LLC 4.500% due 06/30/22 §	1,042,125	1,023,888
Tropicana Entertainment Inc 4.000% due 11/27/20 §	291,750	291,021
Virgin Media Investment Holdings Ltd Term F (United Kingdom) 3.649% due 06/30/23 §	2,315,227	2,260,655
Visteon Corp Term B 3.500% due 04/09/21 §	495,833	494,904
WASH Multifamily Laundry Systems LLC (1st lien) 4.250% due 05/14/22 §	657,457	649,238
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	3,505,143	2,628,857
Yum! Brands Inc Term B (1st Lien) due 06/16/23 µ	625,000	627,149
Zuffa LLC Term B 3.750% due 02/25/20 §	1,465,844	1,462,867

		113,066,337

Consumer Staples - 6.4%

AdvancePierre Foods Inc 4.750% due 06/02/23 §	1,750,000	1,750,438
Albertsons LLC
Term B4
4.500% due 08/25/21 §	3,546,929	3,548,039
Term B6
4.750% due 06/22/23 §	1,949,315	1,949,467
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.750% due 06/26/19 §	403,619	405,133
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	363,693	250,039
Del Monte Foods Inc (1st Lien) 4.250% due 02/18/21 §	1,053,269	988,317
Flavors Holdings Inc (1st Lien) 6.750% due 04/03/20 §	615,938	547,414
JBS USA LLC
3.750% due 05/25/18 §	3,525,078	3,531,687
3.750% due 09/18/20 §	1,239,938	1,243,037
Term B
4.000% due 10/30/22 §	572,125	571,589
KIK Custom Products Inc Term B 6.000% due 08/26/22 §	1,339,875	1,325,360
Maple Holdings Acquisition Corp Term B 5.250% due 03/03/23 §	1,183,333	1,186,538
NBTY Inc Term B 5.000% due 05/05/23 §	3,275,000	3,261,697

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Oak Tea Inc Term B1 4.250% due 07/02/22 §	$1,518,027	$1,521,822
Revlon Consumer Products Corp 4.000% due 10/08/19 §	893,805	894,643
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	2,065,561	2,068,379
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	525,000	526,531
Spectrum Brands Inc 3.507% due 06/23/22 §	1,464,413	1,467,045
Supervalu Inc Term B 4.500% due 03/21/19 §	3,182,154	3,177,515
The Sun Products Corp 5.500% due 03/23/20 §	2,346,188	2,350,587

		32,565,277

Energy - 3.3%

Alpha Natural Resources LLC
10.000% due 02/06/17 §	100,000	98,500
Term B
3.500% due 05/22/20 § Y	635,375	333,572
Arch Coal Inc Term B 7.500% due 05/16/18 § Y	2,300,629	1,084,171
Bronco Midstream Funding LLC Term B 5.000% due 08/15/20 §	1,139,535	1,028,430
CITGO Holding Inc Term B 9.500% due 05/12/18 §	650,129	655,818
Crestwood Holdings LLC Term B1 9.000% due 06/19/19 §	458,178	407,206
Drillships Ocean Ventures Inc
Term B
due 07/25/21 µ	149,619	90,146
5.500% due 07/25/21 §	734,250	442,386
Energy Transfer Equity LP 4.000% due 12/02/19 §	302,059	294,885
Fairmount Santrol Inc
Term B1
4.500% due 07/15/18 §	158,438	144,178
Term B2
4.500% due 09/05/19 §	1,556,000	1,271,381
Fieldwood Energy LLC
(1st Lien)
3.875% due 10/01/18 §	2,744,795	2,384,540
8.000% due 09/28/18 §	175,000	146,563
8.375% due 09/30/20 §	231,288	123,739
(2nd Lien)
8.375% due 09/30/20 §	318,712	90,634
Invenergy Thermal Operating I LLC Term B 6.500% due 10/19/22 §	423,059	398,733
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	2,286,324	2,016,252
Murray Energy Corp
Term B1
7.000% due 04/16/17 §	246,828	211,655
Term B2
7.500% due 04/16/20 §	1,484,283	1,087,979
Paragon Offshore Finance Co Term B (Cayman) 5.250% due 07/18/21 § Y	715,938	204,042
Samson Investment Co (2nd Lien) 0.000% due 09/25/18 § Y	950,000	55,219
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	2,026,951	909,594
Sheridan Investment Partners II LP
Term A
4.250% due 12/16/20 §	76,869	48,812
Term B
4.250% due 12/16/20 §	552,588	350,893
Term M
4.250% due 12/16/20 §	28,668	18,204

	Principal Amount	Value
Sheridan Production Partners I LLC
Term B2
4.250% due 10/01/19 §	$2,220,950	$1,265,941
Term B2 I-A
4.250% due 10/01/19 §	294,294	167,748
Term B2 I-M
4.250% due 10/01/19 §	179,756	102,461
Southcross Holdings Borrower LP Term B 4.500% due 04/13/23 §	46,198	40,424
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,288,260	1,235,119

		16,709,225

Financials - 6.6%

American Capital Ltd 3.500% due 08/22/17 §	698,250	696,714
Americold Realty Operating Partnership LP Term B due 12/01/22 µ	275,000	275,853
AmWINS Group LLC Term B 4.750% due 09/06/19 §	3,244,606	3,247,040
Aretec Group Inc
8.000% due 05/25/23 §	1,081,030	1,083,733
(2nd Lien)
3.250% due 05/23/21 §	2,743,898	2,099,082
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	522,000	514,170
AssuredPartners Inc (1st lien) 5.750% due 10/21/22 §	821,317	818,237
Citco Funding LLC 4.250% due 06/29/18 §	2,500,818	2,496,129
Corporate Capital Trust Inc Term B 4.000% due 05/20/19 §	830,875	825,142
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	898,606	718,885
Guggenheim Partners LLC 4.250% due 07/22/20 §	1,719,548	1,719,817
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,501,217	1,483,702
ION Trading Finance Ltd Term B1 (Ireland) 4.250% due 06/10/21 §	1,425,989	1,418,859
IPC Corp Term B 5.500% due 08/06/21 §	1,357,813	1,242,398
MCS AMS Sub-Holdings LLC Term B 7.500% due 10/15/19 § +	394,844	363,098
Medley LLC 6.500% due 06/15/19 § +	410,227	415,027
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	537,728	537,728
NXT Capital Inc
6.250% due 09/04/18 §	567,703	569,122
Term B
6.250% due 09/04/18 §	681,239	681,239
Ocwen Financial Corp 5.500% due 02/15/18 §	1,340,442	1,318,659
PGX Holdings Inc (1st Lien) 5.750% due 09/29/20 §	451,080	450,892
RE/MAX International Inc Term B 4.000% due 07/31/20 §	1,478,362	1,471,266
RHP Hotel Properties LP REIT Term B 3.500% due 01/15/21 §	563,500	564,204
Salient Partners LP 7.500% due 05/19/21 §	683,375	657,748
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	559,108	555,148
USI Inc Term B 4.250% due 12/27/19 §	2,293,266	2,274,060
Walker & Dunlop Inc Term B 5.250% due 12/11/20 §	2,983,256	2,990,714
Walter Investment Management Corp 4.750% due 12/19/20 §	2,699,234	2,178,506

		33,667,172

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Health Care - 14.4%

ADMI Corp Term B 5.250% due 04/30/22 §	$990,000	$992,475
Akorn Inc Term B 5.250% due 04/16/21 §	696,598	700,952
Albany Molecular Research Inc Term B
due 07/16/21 µ	600,000	594,750
5.750% due 07/16/21 §	595,500	590,289
Alere Inc Term B 4.500% due 06/18/22 §	1,406,974	1,402,358
Alkermes Inc 3.500% due 09/25/19 §	410,088	409,062
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	1,241,078	1,183,678
AMAG Pharmaceuticals Inc (1st lien) 4.750% due 08/13/21 §	890,313	884,748
Amneal Pharmaceuticals LLC 4.501% due 11/01/19 §	3,104,382	3,100,502
Ardent Legacy Acquisitions Inc Term B 6.500% due 08/04/21 §	446,625	446,625
Auris Luxembourg III SARL Term B4 (Luxembourg) 4.250% due 01/15/22 §	617,203	615,274
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	666,143
CareCore National LLC Term B 5.500% due 03/05/21 §	1,918,238	1,779,166
CHG Healthcare Services Inc Term B due 06/07/23 µ	1,221,938	1,222,701
Community Health Systems Inc Term H 4.000% due 01/27/21 §	4,617,253	4,507,594
Concentra Inc (1st Lien) 4.000% due 06/01/22 §	272,250	271,229
Convatec Inc 4.250% due 06/15/20 §	1,230,792	1,231,561
CPI Buyer LLC (1st Lien) 5.500% due 08/18/21 §	1,161,980	1,138,741
DJO Finance LLC 4.250% due 06/08/20 §	1,736,875	1,658,716
DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	710,500	693,803
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.750% due 09/26/22 §	2,288,500	2,257,237
Envision Healthcare Corp 4.250% due 05/25/18 §	1,928,860	1,931,272
Global Healthcare Exchange LLC Term B 5.250% due 08/15/22 §	918,074	919,795
Greatbatch Ltd Term B 5.250% due 10/27/22 §	822,938	818,566
Grifols Worldwide Operations USA Inc Term B 3.460% due 02/27/21 §	2,790,364	2,793,218
Hill-Rom Holdings Inc Term B 3.500% due 09/08/22 §	1,139,063	1,142,622
Horizon Pharma Inc Term B 4.500% due 05/07/21 §	2,153,250	2,104,130
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,014,739	2,012,640
IMS Health Inc 3.500% due 03/17/21 §	3,329,970	3,310,200
Indivior Finance SARL Term B (Luxembourg) 7.000% due 12/19/19 §	763,125	759,309
inVentiv Health Inc
Term B3
7.750% due 05/15/18 §	2,465,661	2,461,037
Term B4
7.750% due 05/15/18 §	1,314,486	1,318,184
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	4,152,321	4,124,812

	Principal Amount	Value
Kindred Healthcare Inc 4.250% due 04/09/21 §	$3,136,007	$3,057,607
Mallinckrodt International Finance SA (Luxembourg)
Term B
3.250% due 03/19/21 §	1,221,875	1,207,748
Term B1
3.500% due 03/19/21 §	933,375	924,041
MMM Holdings Inc 9.750% due 12/12/17 §	581,162	398,096
MPH Acquisition Holdings LLC Term B 5.000% due 06/07/23 §	1,525,000	1,531,263
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	422,502	289,414
New Millennium HoldCo Inc 7.500% due 12/21/20 §	1,588,414	1,165,498
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	1,389,867	1,337,747
Ortho-Clinical Diagnostics Inc Term B 4.750% due 06/30/21 §	2,726,438	2,581,028
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	793,511	795,164
RadNet Inc Term B due 06/30/23 µ	900,000	891,000
Radnet Management Inc Term B 4.250% due 10/10/18 §	2,025,813	2,026,129
Select Medical Corp Series E Term B 6.000% due 06/01/18 §	1,438,949	1,444,346
Steward Health Care System LLC Term B 6.750% due 04/12/20 §	977,330	967,557
Valeant Pharmaceuticals International Inc (Canada)
Series A3 Tranche A
3.720% due 10/20/18 §	243,522	238,652
Series C2 Term B
4.750% due 12/11/19 §	1,902,197	1,852,264
Series E Term B
4.750% due 08/05/20 §	3,088,617	3,000,591

		73,751,534

Industrials - 12.9%

Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	1,462,393	859,156
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,747,810	2,712,605
Atlantic Aviation FBO Inc Term B 3.250% due 06/01/20 §	510,183	509,970
BE Aerospace Inc Term B 3.750% due 12/16/21 §	797,455	801,741
Bombardier Recreational Products Inc Term B (Canada) due 06/30/23 µ	2,775,000	2,743,199
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,311,136	1,243,121
Ceridian LLC 4.500% due 09/15/20 §	469,278	455,004
CPG International Inc 4.750% due 09/30/20 §	1,463,637	1,445,341
CPM Holdings Inc Term B 6.000% due 04/11/22 §	222,750	222,820
Delachaux SA Term B2 (France) 4.500% due 10/28/21 §	349,301	340,795
Delos Finance SARL Term B (Luxembourg) 3.500% due 03/06/21 §	2,000,000	2,000,000
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	1,931,908	1,917,419
Dynacast International LLC Term B
due 01/28/22 µ	99,874	100,123
4.500% due 01/28/22 §	443,750	444,859
Electrical Components International Inc Term B 5.750% due 05/28/21 §	368,380	368,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
EnergySolutions LLC 6.750% due 05/29/20 §	$596,250	$581,344
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	316,875	316,083
5.500% due 01/15/21 §	498,750	497,503
Filtration Group Corp (1st Lien) 4.500% due 11/21/20 §	216,180	215,640
Floatel International Ltd Term B (Bermuda) 6.000% due 06/27/20 §	505,788	316,117
Flying Fortress Inc 3.500% due 04/30/20 §	2,513,333	2,513,333
Garda World Security Corp (Canada)
4.004% due 11/06/20 §	288,484	281,272
Term B
4.004% due 11/06/20 §	1,622,634	1,582,068
Gardner Denver Inc 4.250% due 07/30/20 §	2,413,646	2,222,818
Gates Global Inc Term B 4.250% due 07/06/21 §	3,205,159	3,054,918
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	1,113,000	1,106,392
Global Brass & Copper Inc Term B due 06/15/23 µ	525,000	519,750
Granite Acquisition Inc
Term B
5.000% due 12/19/21 §	2,075,670	1,994,373
Term C
5.000% due 12/19/21 §	92,720	89,089
IG Investment Holdings LLC Term B 6.000% due 10/29/21 §	1,968,087	1,958,247
KAR Auction Services Inc Term B2 3.938% due 03/11/21 §	2,398,359	2,408,103
Kenan Advantage Group Inc
4.000% due 07/31/22 §	306,197	305,049
Term B
4.000% due 07/31/22 §	99,672	99,298
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	876,923	884,596
Milacron LLC Term B 4.250% due 09/28/20 §	924,384	926,695
Monitronics International Inc
Term B
4.250% due 03/23/18 §	121,749	120,759
Term B1
4.500% due 04/11/22 §	148,125	140,163
Paladin Brands Holding Inc Term B 7.250% due 08/16/19 §	1,189,699	1,029,090
Pelican Products Inc 5.250% due 04/10/20 §	450,543	436,463
Prime Security Services Borrower LLC Term B1 4.750% due 05/02/22 §	975,000	977,438
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	3,884,835	3,856,914
Sensus USA Inc 6.500% due 03/16/23 §	1,025,000	1,017,313
SGS Cayman LP Term B (Cayman) 6.000% due 04/23/21 §	166,969	166,864
SIG Combibloc Acquisition Inc 4.250% due 03/13/22 §	1,876,250	1,871,706
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,012,109	1,815,929
Southwire Co 3.000% due 02/10/21 §	313,364	311,797
Stena International SARL Term B (Luxembourg) 4.000% due 03/03/21 §	1,246,313	1,042,229
Sutherland Global Services Inc Term B 6.000% due 04/23/21 §	717,283	716,834
Tecomet Inc (1st Lien) 5.750% due 12/05/21 §	935,750	893,641

	Principal Amount	Value
The Hertz Corp Term B 3.500% due 06/30/23 §	$650,000	$651,117
TransDigm Inc
Term C
3.750% due 02/28/20 §	1,847,520	1,841,602
Term D
3.750% due 06/04/21 §	1,592,500	1,580,271
Term F
3.750% due 06/09/23 §	2,364,592	2,338,165
VAT Lux III SARL (Luxembourg) 4.250% due 02/11/21 §	1,401,349	1,396,970
WireCo WorldGroup Inc 6.000% due 02/15/17 §	669,637	667,545
Zekelman Industries Inc Term B 6.000% due 06/14/21 §	4,939,910	4,939,910

		65,849,941

Information Technology - 9.7%

Ancestry.com Inc Term B 5.000% due 08/17/22 §	1,315,063	1,314,241
CCC Information Services Inc 4.000% due 12/20/19 §	482,863	477,117
CommScope Inc
Term B4
3.539% due 01/14/18 §	473,869	474,017
Term B5
3.750% due 12/29/22 §	818,813	820,476
Cypress Semiconductor Corp Term B due 06/03/21 µ	675,000	672,047
Dell International LLC Term B2 4.000% due 04/29/20 §	3,247	3,245
EIG Investors Corp 6.480% due 11/09/19 §	3,947,578	3,779,806
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,681,146	1,682,723
Entegris Inc Term B 3.500% due 04/30/21 §	246,826	246,620
Excelitas Technologies Corp (1st Lien) 6.000% due 10/31/20 §	649,475	617,002
First Data Corp 4.202% due 07/08/22 §	2,100,000	2,083,374
Global Payments Inc Term B 3.960% due 04/22/23 §	575,000	580,151
Hyland Software Inc 4.750% due 07/01/22 §	2,473,259	2,463,984
IAP Worldwide Services Inc (2nd Lien) 8.000% due 07/18/19 § +	921,391	737,113
Infor US Inc Term B5 3.750% due 06/03/20 §	3,052,785	2,979,008
Informatica Corp 4.500% due 08/05/22 §	1,960,188	1,914,123
Kronos Inc 4.500% due 10/30/19 §	1,400,000	1,398,834
Lattice Semiconductor Corp 5.250% due 03/10/21 §	442,248	433,403
M/A-COM Technology Solutions Holdings Inc 4.500% due 05/07/21 §	416,500	418,583
MA FinanceCo LLC
Term B
5.250% due 11/19/21 §	2,173,322	2,175,495
Term C
4.500% due 11/20/19 §	855,000	854,893
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,709,468	1,711,872
Match Group Inc Term B1 5.500% due 11/16/22 §	475,313	480,066
Mitel US Holdings Inc 5.500% due 04/29/22 §	548,317	549,459
MTS Systems Corp Term B due 06/21/23 µ	825,000	824,484

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
NXP BV (Netherlands)
Term B
3.750% due 12/07/20 §	$786,471	$789,051
Term D
3.750% due 01/11/20 §	1,507,375	1,508,451
ON Semiconductor Corp Term B 5.250% due 03/31/23 §	975,000	981,790
Opal Acquisition Inc Term B 5.000% due 11/27/20 §	1,588,622	1,394,016
Rocket Software Inc 5.750% due 02/08/18 §	543,933	543,933
RP Crown Parent LLC 6.000% due 12/21/18 §	2,814,939	2,660,117
SkillSoft Corp (1st Lien) 5.750% due 04/28/21 §	2,805,062	2,244,050
Smart Technologies LLC (Canada) 10.500% due 01/31/18 § +	390,625	391,055
SS&C Technologies Inc
Term B1
4.000% due 07/08/22 §	1,618,890	1,621,058
Term B2
4.000% due 07/08/22 §	221,519	221,816
SunEdison Semiconductor BV (1st Lien) (Netherlands) 6.500% due 05/27/19 §	593,228	579,880
Sybil Software LLC Term B 4.250% due 03/20/20 §	551,565	548,693
Veritas US Inc Term B1
due 01/27/23 µ	125,000	109,375
6.625% due 01/27/23 §	723,188	632,789
Vertafore Inc (1st Lien) due 06/09/23 µ	1,450,000	1,447,735
Wall Street Systems Delaware Inc Term B 4.250% due 04/30/21 §	946,739	944,964
Western Digital Corp Term B 6.250% due 04/29/23 §	2,450,000	2,463,781
Zebra Technologies Corp Term B 4.000% due 10/27/21 §	1,088,297	1,092,152

		49,866,842

Materials - 7.6%

Allnex & CY SCA Term B1 (Luxembourg) 4.500% due 10/03/19 §	1,239,314	1,236,991
Allnex USA Inc Term B2 4.500% due 10/03/19 §	643,020	641,815
Aruba Investments Inc Term B 4.500% due 02/02/22 §	240,481	240,782
Axalta Coating Systems US Holdings Inc 3.750% due 02/01/20 §	3,533,999	3,535,105
Berry Plastics Holding Corp
Term D
3.500% due 02/08/20 §	3,417,749	3,406,487
Term H
3.750% due 10/03/22 §	879,705	874,757
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	409,835	409,003
FMG Resources Property Ltd Term B (Australia) 4.250% due 06/30/19 §	3,128,426	3,001,333
GCP Applied Technologies Inc Term B 5.250% due 02/03/22 §	473,813	475,738
Gemini HDPE LLC Term B 4.750% due 08/07/21 §	368,444	365,680
Hilex Poly Co LLC Term B 6.000% due 12/05/21 §	1,728,834	1,734,237
Huntsman International LLC
3.750% due 10/01/21 §	1,576,000	1,573,373
Term B
4.250% due 04/01/23 §	473,813	474,997

	Principal Amount	Value
Ineos US Finance LLC
3.750% due 05/04/18 §	$3,411,516	$3,387,209
4.250% due 03/31/22 §	543,122	535,654
Kraton Polymers LLC Term B 6.000% due 01/06/22 §	1,200,000	1,183,950
Kronos Worldwide Inc 4.000% due 02/18/20 §	1,201,926	1,127,557
MacDermid Inc
(1st Lien)
5.500% due 06/07/20 §	554,018	547,670
Term B2
5.500% due 06/07/20 §	896,495	884,728
Minerals Technologies Inc Term B1 3.750% due 05/09/21 §	910,769	910,572
Neenah Foundry Co 6.750% due 04/26/17 §	390,022	388,072
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 § Y	1,251,250	645,958
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	307,125	305,973
Orion Engineered Carbons GmbH (Germany) 4.750% due 07/25/21 §	430,870	432,486
Owens-Illinois Inc Term B 3.500% due 09/01/22 §	1,061,562	1,061,562
PolyOne Corp Term B 3.500% due 11/11/22 §	422,878	423,935
PQ Corp 5.750% due 11/04/22 §	1,025,000	1,027,349
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	832,643	832,122
Signode Industrial Group US Inc Term B 3.750% due 05/01/21 §	719,815	716,216
Solenis International LP (1st Lien) 4.250% due 07/31/21 §	245,625	243,542
Sonneborn LLC 4.750% due 12/10/20 §	296,189	296,559
Sonneborn Refined Products BV (Netherlands) 4.750% due 12/10/20 §	52,269	52,334
Summit Materials Cos I LLC Term B 4.000% due 07/17/22 §	1,323,690	1,322,895
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	721,701	719,221
The Chemours Co Term B 3.750% due 05/12/22 §	426,954	413,434
Trinseo Materials Operating SCA Term B (Luxembourg) 4.250% due 11/05/21 §	1,732,500	1,729,252
Tronox Pigments BV (Netherlands) 4.500% due 03/19/20 §	1,170,085	1,120,844
Unifrax Corp 4.250% due 11/28/18 §	345,611	337,114
Zep Inc 5.500% due 06/27/22 §	297,000	297,557

		38,914,063

Telecommunication Services - 3.5%

Atlantic Broadband Finance LLC Term B 3.250% due 11/30/19 §	841,678	841,678
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	5,025,000	4,566,469
Numericable Group SA Term B5 (France) 4.563% due 07/31/22 §	323,375	320,026
Numericable U.S. LLC Term B7 5.000% due 01/15/24 §	750,000	749,531
SBA Senior Finance II LLC Term B1 3.250% due 03/24/21 §	1,445,500	1,433,153
Syniverse Holdings Inc 4.000% due 04/23/19 §	2,110,398	1,593,350
Telenet International Finance SARL Term AD (Luxembourg) 4.250% due 06/30/24 §	725,000	721,979

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
TNS Inc (1st Lien) 5.000% due 02/14/20 §	$658,387	$659,210
UPC Financing Partnership Term AH 3.340% due 06/30/21 §	3,356,978	3,281,097
Ziggo Financing Partnership
Term B1
3.652% due 01/15/22 §	1,460,660	1,429,317
Term B2A
3.652% due 01/15/22 §	941,277	921,079
Term B3
3.601% due 01/15/22 §	1,548,064	1,514,845

		18,031,734

Utilities - 2.1%

Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	463,100	455,382
Calpine Corp Term B5 3.500% due 05/27/22 §	2,772,000	2,746,012
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	2,755,795	2,702,975
Energy Future Intermediate Holding Co LLC 4.250% due 12/19/16 §	1,500,000	1,499,532
Lonestar Generation LLC Term B 5.250% due 02/22/21 §	1,710,766	1,317,290
Longview Power LLC Term B 7.000% due 04/13/21 §	1,212,750	1,067,220
TPF II Power LLC Term B 5.520% due 10/02/21 §	1,095,998	1,095,142

		10,883,553

Total Senior Loan Notes (Cost $473,785,323)		453,305,678

SHORT-TERM INVESTMENT -5.0%

Repurchase Agreement - 5.0%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $25,436,363; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $25,947,875)	25,436,341	25,436,341

Total Short-Term Investment (Cost $25,436,341)		25,436,341

TOTAL INVESTMENTS - 99.7% (Cost $530,280,563)		509,744,133

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,656,373

NET ASSETS - 100.0%		$511,400,506

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer Discretionary	23.5%
Health Care	15.2%
Industrials	13.7%
Information Technology	10.3%
Materials	7.9%
Financials	7.0%
Consumer Staples	6.7%
Short-Term Investment	5.0%
Energy	4.1%
Telecommunication Services	4.0%
Others (each less than 3.0%)	2.3%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Investments with a total aggregate value of $4,988,447 or 1.0% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Investments with a total aggregate value of $3,447,845 or 0.7% of the Fund’s net assets were in default as of June 30, 2016.

(d)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $1,270,475 or 0.2% of the net assets as of June 30, 2016, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Arch Coal Inc	$550,000	$547,250	($2,750)
IAP Worldwide Services Inc +	679,483	626,688	(52,796)
Kenan Advantage Group Inc	40,992	40,920	(71)

	$1,270,475	$1,214,858	($55,617)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks	$40,109	$-	$-	$40,109
	Common Stocks
	Consumer Discretionary	4	-	-	4
	Energy	20,800	20,800	-	-
	Financials	254,085	-	254,085	-
	Health Care	160,311	-	160,311	-
	Information Technology	1,192,023	-	-	1,192,023
	Materials	9,824	9,824	-	-
	Utilities	870	870	-	-

	Total Common Stocks	1,637,917	31,494	414,396	1,192,027

	Corporate Bonds & Notes	29,324,088	-	29,300,066	24,022
	Senior Loan Notes	453,305,678	-	439,107,216	14,198,462
	Short-Term Investment	25,436,341	-	25,436,341	-

	Total Assets	509,744,133	31,494	494,258,019	15,454,620

Liabilities	Unfunded Loan Commitments	(55,617)	-	(2,821)	(52,796)

	Total Liabilities	(55,617)	-	(2,821)	(52,796)

	Total	$509,688,516	$31,494	$494,255,198	$15,401,824

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2016:

	Convertible Preferred Stocks	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes	Unfunded Loan Commitments	Total
Value, Beginning of Period	$60,798	$658,886	$36,879	$14,821,485	($68,967)	$15,509,081
Purchases	-	-	-	2,591,564	-	2,591,564
Sales (Includes Paydowns)	-	-	(17,549)	(5,404,955)	-	(5,422,504)
Accrued Discounts (Premiums)	-	-	1,057	92,360	-	93,417
Net Realized Gains (Losses)	-	-	2,863	(1,785,706)	-	(1,782,843)
Change in Net Unrealized Appreciation (Depreciation)	(20,689)	693,453	772	2,083,882	16,171	2,773,589
Transfers In	-	-	-	5,847,989	-	5,847,989
Transfers Out	-	(160,312)	-	(4,048,157)	-	(4,208,469)

Value, End of Period	$40,109	$1,192,027	$24,022	$14,198,462	($52,796)	$15,401,824

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($20,689)	$937,942	$772	($4,384)	$16,171	$929,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Additional information about Level 3 fair value measurements as of June 30, 2016 was as follows:

	Value at 6/30/2016	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Convertible Preferred Stocks	$40,109	Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Probability of default	45.0% - 65.0%	55.0%
			Projected revenue growth	(13.0%) - 3.6%	(4.7%)
			Projected EBITDA growth	0.0% - 6.7%	3.3%
			EBITDA Multiple	1.0 - 7.4	4.2
Common Stocks	1,192,027	Discounted Cash Flow	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Projected revenue growth	0.0% - 1.0%	0.5%
			Projected EBITDA margin	30.0% - 32.0%	31.4%
			Projected EBITDA growth	4.4% - 4.6%	4.5%
			EBITDA Multiple	2.4 - 15.0	8.7
		Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Probability of default	45.0% - 65.0%	55.0%
			Projected revenue growth	(13.0%) - 3.6%	(4.7%)
			Projected EBITDA growth	0.0% - 6.7%	3.3%
			EBITDA Multiple	1.0 - 7.4	4.2
Corporate Bonds & Notes	24,022	Matrix Pricing Model	Discount for lack of marketability	0.0% - 20.0%	10.0%
Senior Loan Notes and Unfunded Loan Commitment	3,732,289	Discounted Cash Flow	Discount for lack of marketability	10.0% - 30.0%	20.0%
			Projected revenue growth	0.0% - 1.0%	0.5%
			Projected EBITDA margin	30.0% - 32.0%	31.4%
			EBITDA Multiple	2.4 - 15.0	8.7
			Estimated liquidation value	10.0% - 30.0%	20.0%
			Projected EBITDA growth	4.4% - 4.6%	4.5%
		Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Estimated liquidation value	0.0% - 69.9%	35.0%
			Probability of default	45.0% - 65.0%	55.0%
		Demand Yield Model	Spread to LIBOR	(3.0%) - 7.8%	2.4%

A significant increase in the discount for lack of marketability, probability of default, or spread to LIBOR could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Weighted Probability Average: In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a senior loan note, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Factors in this model may include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale and are probability weighted based on analysis.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a total aggregate value of $10,413,377 in senior loan notes were provided by a single broker quote.

Transfers between levels of the fair value hierarchy during the period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$5,847,989	2	3	Vendor Price	Unobservable Single Broker Quote
2,882,659	3	2	Unobservable Single Broker Quote	Vendor Price
1,325,810	3	2	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)	Vendor Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.7%

Consumer Discretionary - 1.0%

CalAtlantic Group Inc	28,512	$1,046,675
Cedar Fair LP	45,330	2,620,981
Las Vegas Sands Corp	23,700	1,030,713
Lennar Corp ‘A’	14,440	665,684
MGM Resorts International *	47,970	1,085,561
Six Flags Entertainment Corp	44,476	2,577,384

		9,026,998

Energy - 0.2%

Sunoco LP	50,630	1,516,369

Financials - 0.4%

Bank of America Corp	272,670	3,618,331

Utilities - 0.1%

NRG Energy Inc	20,410	305,946

Total Common Stocks (Cost $14,629,884)		14,467,644

CLOSED-END MUTUAL FUNDS - 1.4%

Eaton Vance Senior Income Trust	509,459	3,061,849
First Trust Senior Floating Rate Income Fund II	117,483	1,509,657
Invesco Senior Income Trust	1,043,103	4,360,170
Voya Prime Rate Trust	714,112	3,656,253

Total Closed-End Mutual Funds (Cost $14,083,440)		12,587,929

	Principal Amount

CORPORATE BONDS & NOTES - 88.3%

Consumer Discretionary - 19.8%

99 Cents Only Stores LLC 11.000% due 12/15/19	$6,371,000	3,217,355
Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	2,475,000	2,437,875
Altice US Finance I Corp 5.500% due 05/15/26 ~	3,400,000	3,408,500
Argos Merger Sub Inc 7.125% due 03/15/23 ~	4,440,000	4,578,750
Beazer Homes USA Inc 5.750% due 06/15/19	5,475,000	5,009,625
7.250% due 02/01/23	2,050,000	1,686,125
Boyd Gaming Corp 6.875% due 05/15/23	5,000,000	5,350,000
Caesars Entertainment Operating Co Inc 9.000% due 02/15/20 Y	1,475,000	1,368,063
11.250% due 06/01/17 Y	2,500,000	2,318,750
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	5,800,000	5,843,500
11.000% due 10/01/21	2,250,000	2,221,875
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	2,900,000	2,711,500
CalAtlantic Group Inc 5.375% due 10/01/22	6,770,000	6,922,325
6.250% due 12/15/21	4,000,000	4,270,000
Carrols Restaurant Group Inc 8.000% due 05/01/22	4,075,000	4,441,750

	Principal Amount	Value
CCO Holdings LLC 5.375% due 05/01/25 ~	$6,000,000	$6,105,000
5.500% due 05/01/26 ~	900,000	915,750
5.750% due 09/01/23	3,050,000	3,149,125
5.875% due 04/01/24 ~	4,450,000	4,650,250
CEC Entertainment Inc 8.000% due 02/15/22	8,450,000	8,249,312
Cedar Fair LP 5.375% due 06/01/24	7,675,000	7,943,625
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	2,600,000	2,489,500
6.375% due 09/15/20 ~	2,813,000	2,855,195
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	2,468,000	2,480,340
7.625% due 03/15/20	2,625,000	2,510,813
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	4,650,000	4,650,000
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,914,125
7.750% due 07/01/26 ~	875,000	905,625
Dollar Tree Inc 5.750% due 03/01/23 ~	3,775,000	4,029,813
iHeartCommunications Inc 10.000% due 01/15/18	1,950,000	1,014,000
11.250% due 03/01/21	3,000,000	2,160,000
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,550,000	4,743,375
Lamar Media Corp 5.750% due 02/01/26 ~	4,025,000	4,198,598
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	4,350,000	4,404,375
Lennar Corp 4.875% due 12/15/23	1,800,000	1,813,500
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	6,600,000	6,814,500
MGM Resorts International 6.000% due 03/15/23	4,375,000	4,626,562
Neiman Marcus Group Ltd LLC 8.750% PIK due 10/15/21 ~	6,275,000	4,800,375
Neptune Finco Corp 6.625% due 10/15/25 ~	4,100,000	4,325,500
10.875% due 10/15/25 ~	2,600,000	2,983,500
NPC International Inc 10.500% due 01/15/20	5,550,000	5,869,125
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,200,000
PulteGroup Inc 5.500% due 03/01/26	3,850,000	3,965,500
The Men’s Wearhouse Inc 7.000% due 07/01/22	2,000,000	1,690,000
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	5,050,000	4,923,750

		173,167,126

Consumer Staples - 2.1%

Albertsons Cos LLC 6.625% due 06/15/24 ~	1,450,000	1,500,750
JBS Investments GmbH (Brazil) 7.250% due 04/03/24 ~	2,500,000	2,586,750
7.750% due 10/28/20 ~	5,300,000	5,618,000
JBS USA LLC (Brazil) 7.250% due 06/01/21 ~	1,050,000	1,092,000
Post Holdings Inc 7.750% due 03/15/24 ~	5,000,000	5,506,250
Reynolds Group Issuer Inc (New Zealand) 5.125% due 07/15/23 ~	1,525,000	1,545,969
7.000% due 07/15/24 ~	200,000	206,275

		18,055,994

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Energy - 9.4%

Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24 ~	$1,100,000	$1,130,943
Chesapeake Energy Corp 8.000% due 12/15/22 ~	2,260,000	1,926,650
Concho Resources Inc 5.500% due 10/01/22	1,000,000	1,010,000
5.500% due 04/01/23	2,425,000	2,443,188
Continental Resources Inc 3.800% due 06/01/24	2,500,000	2,193,750
Energy Transfer Equity LP 5.875% due 01/15/24	2,675,000	2,614,812
EP Energy LLC 6.375% due 06/15/23	3,500,000	2,117,500
7.750% due 09/01/22	2,025,000	1,245,375
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	3,175,000	3,079,750
Halcon Resources Corp 8.625% due 02/01/20 ~	475,000	450,357
12.000% due 02/15/22 ~	1,560,000	1,431,300
Hilcorp Energy I LP 5.750% due 10/01/25 ~	3,000,000	2,880,000
7.625% due 04/15/21 ~	1,250,000	1,290,625
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	4,620,000	3,603,600
Memorial Resource Development Corp 5.875% due 07/01/22	1,825,000	1,825,000
Newfield Exploration Co 5.375% due 01/01/26	4,800,000	4,692,000
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,437,500
6.875% due 03/01/21	2,400,000	2,436,000
Rice Energy Inc 7.250% due 05/01/23	2,725,000	2,779,500
Rose Rock Midstream LP 5.625% due 11/15/23	4,650,000	4,068,750
RSP Permian Inc 6.625% due 10/01/22	2,000,000	2,070,000
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	12,675,000	12,675,000
Sanchez Energy Corp 7.750% due 06/15/21	2,225,000	1,896,813
Summit Midstream Holdings LLC 5.500% due 08/15/22	3,100,000	2,681,500
Sunoco LP 5.500% due 08/01/20 ~	3,700,000	3,658,375
6.250% due 04/15/21 ~	1,500,000	1,506,555
Targa Resources Partners LP 6.625% due 10/01/20	2,850,000	2,921,250
6.750% due 03/15/24 ~	1,950,000	2,008,500
Whiting Petroleum Corp 6.250% due 04/01/23	3,775,000	3,397,500
WPX Energy Inc 6.000% due 01/15/22	3,700,000	3,459,500

		81,931,593

Financials - 6.7%

AerCap Ireland Capital Ltd (Netherlands) 4.250% due 07/01/20	1,500,000	1,530,000
5.000% due 10/01/21	2,350,000	2,449,875
Ally Financial Inc 4.250% due 04/15/21	2,650,000	2,653,313
5.750% due 11/20/25	9,725,000	9,785,781
Equinix Inc REIT 4.875% due 04/01/20	2,600,000	2,710,500
5.375% due 04/01/23	1,475,000	1,530,313
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	5,100,000	4,991,625

	Principal Amount	Value
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	$2,600,000	$2,639,000
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,531,750
Jefferies Finance LLC 7.375% due 04/01/20 ~	4,950,000	4,516,875
7.500% due 04/15/21 ~	5,500,000	4,956,875
Ocwen Financial Corp 6.625% due 05/15/19	3,925,000	2,688,625
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/24 ~	1,550,000	1,643,000
Outfront Media Capital LLC 5.250% due 02/15/22	2,375,000	2,419,531
5.875% due 03/15/25	5,774,000	5,968,872
Springleaf Finance Corp 8.250% due 12/15/20	1,325,000	1,331,625
The Howard Hughes Corp 6.875% due 10/01/21 ~	4,650,000	4,708,125

		59,055,685

Health Care - 8.0%

CHS/Community Health Systems Inc 6.875% due 02/01/22	4,050,000	3,564,000
DPx Holdings BV 7.500% due 02/01/22 ~	5,280,000	5,445,000
HCA Inc 5.250% due 04/15/25	15,950,000	16,707,625
5.250% due 06/15/26	2,450,000	2,548,000
Jaguar Holding Co II 6.375% due 08/01/23 ~	4,325,000	4,433,125
JLL/Delta Dutch Pledgeco BV (Netherlands) 8.750% PIK due 05/01/20 ~	2,225,000	2,230,562
LifePoint Health Inc 5.375% due 05/01/24 ~	1,525,000	1,532,625
MEDNAX Inc 5.250% due 12/01/23 ~	4,775,000	4,846,625
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	4,890,350
Quintiles Transnational Corp 4.875% due 05/15/23 ~	5,500,000	5,610,000
Tenet Healthcare Corp 5.000% due 03/01/19	675,000	656,438
6.750% due 02/01/20	2,750,000	2,722,500
8.000% due 08/01/20	2,050,000	2,103,813
Universal Health Services Inc 4.750% due 08/01/22 ~	1,500,000	1,529,430
5.000% due 06/01/26 ~	1,500,000	1,507,500
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	8,950,000	7,741,750
Valeant Pharmaceuticals International Inc 7.500% due 07/15/21 ~	2,500,000	2,217,187

		70,286,530

Industrials - 15.2%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	2,345,467	2,310,285
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	2,700,000	2,396,250
Advanced Disposal Services Inc 8.250% due 10/01/20	4,345,000	4,431,900
Ahern Rentals Inc 7.375% due 05/15/23 ~	4,850,000	3,370,750
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,141,032	2,154,413
Allegion PLC
5.875% due 09/15/23	500,000	532,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Allegion US Holding Co Inc 5.750% due 10/01/21	$4,900,000	$5,132,750
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	5,000,000	5,218,750
5.625% due 01/15/21 ~	1,540,953	1,589,108
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	3,150,000	3,268,125
Apex Tool Group LLC 7.000% due 02/01/21 ~	5,325,000	4,619,437
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	4,700,000	4,488,500
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,226,000
Hertz Equipment Rental Corp 7.500% due 06/01/22 ~	3,500,000	3,447,500
IHS Inc 5.000% due 11/01/22	5,350,000	5,550,625
International Lease Finance Corp
4.625% due 04/15/21	4,700,000	4,852,750
5.875% due 08/15/22	1,000,000	1,086,250
6.250% due 05/15/19	1,550,000	1,673,768
Manitowoc Foodservice Inc 9.500% due 02/15/24 ~	3,810,000	4,267,200
Masco Corp
4.450% due 04/01/25	1,000,000	1,040,100
7.750% due 08/01/29	4,925,000	5,831,141
Modular Space Corp 10.250% due 01/31/19 ~	5,350,000	2,594,750
Nortek Inc 8.500% due 04/15/21	4,850,000	5,033,087
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,400,000	1,368,108
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,950,000	2,071,875
Sensata Technologies BV 5.625% due 11/01/24 ~	4,900,000	5,105,163
The ADT Corp 6.250% due 10/15/21	5,625,000	6,038,437
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	4,071,375
TransDigm Inc
5.500% due 10/15/20	1,725,000	1,763,813
6.500% due 07/15/24	4,500,000	4,545,000
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,806,798	1,813,574
4.750% due 10/11/23	1,336,980	1,350,349
United Rentals North America Inc
5.500% due 07/15/25	3,500,000	3,460,625
5.875% due 09/15/26	100,000	99,750
7.375% due 05/15/20	208,000	216,320
7.625% due 04/15/22	2,750,000	2,949,375
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,261,295	4,378,480
USG Corp
5.875% due 11/01/21 ~	2,675,000	2,812,094
7.875% due 03/30/20 ~	3,000,000	3,128,031
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	568,126	578,779
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,850,000	1,882,375
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	5,000,000	5,087,500

		132,836,962

Information Technology - 4.7%

Blackboard Inc 7.750% due 11/15/19 ~	5,250,000	4,436,250
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	3,050,000	3,141,500

	Principal Amount	Value
Dell Inc 5.650% due 04/15/18	$50,000	$52,063
Diamond 1 Finance Corp 5.450% due 06/15/23 ~	2,650,000	2,751,733
5.875% due 06/15/21 ~	925,000	948,847
7.125% due 06/15/24 ~	875,000	915,252
First Data Corp 5.000% due 01/15/24 ~	1,125,000	1,132,031
5.375% due 08/15/23 ~	5,400,000	5,504,004
5.750% due 01/15/24 ~	750,000	746,250
7.000% due 12/01/23 ~	375,000	382,031
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	4,600,000	4,117,000
Infor US Inc 6.500% due 05/15/22	2,625,000	2,492,122
Microsemi Corp 9.125% due 04/15/23 ~	3,875,000	4,281,875
NXP BV (Netherlands) 4.125% due 06/01/21 ~	1,800,000	1,831,500
4.625% due 06/01/23 ~	2,400,000	2,448,000
5.750% due 02/15/21 ~	5,900,000	6,150,750

		41,331,208

Materials - 12.7%

AK Steel Corp 8.375% due 04/01/22	3,125,000	2,890,625
ArcelorMittal (Luxembourg) 6.125% due 06/01/25	3,300,000	3,300,000
7.250% due 02/25/22	2,500,000	2,643,750
8.000% due 10/15/39	4,900,000	4,777,500
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	3,080,474	3,126,681
Ardagh Packaging Finance PLC (Ireland) 6.000% due 06/30/21 ~	500,000	498,750
7.000% due 11/15/20 ~	823,235	810,887
7.250% due 05/15/24 ~	1,400,000	1,435,875
Berry Plastics Corp 5.125% due 07/15/23	7,000,000	7,017,500
6.000% due 10/15/22	1,225,000	1,272,469
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	3,600,000	4,185,000
BWAY Holding Co 9.125% due 08/15/21 ~	5,700,000	5,486,250
Constellium (Netherlands) 7.875% due 04/01/21 ~	1,500,000	1,552,500
8.000% due 01/15/23 ~	2,000,000	1,770,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	7,000,000	6,833,750
Freeport-McMoRan Inc 3.550% due 03/01/22	6,400,000	5,664,000
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	3,100,000	2,919,506
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	1,675,000	1,543,263
Hexion Inc 6.625% due 04/15/20	1,200,000	1,009,560
8.875% due 02/01/18	3,500,000	3,053,750
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	4,750,000	4,797,500
Louisiana-Pacific Corp 7.500% due 06/01/20	4,825,000	4,990,859
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,709,900
Novelis Inc 8.750% due 12/15/20	2,250,000	2,346,637
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	5,000,000	5,261,475
Sealed Air Corp 4.875% due 12/01/22 ~	1,750,000	1,806,875
5.125% due 12/01/24 ~	875,000	902,344
5.500% due 09/15/25 ~	5,600,000	5,845,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Summit Materials LLC 6.125% due 07/15/23	$3,140,000	$3,110,547
Teck Resources Ltd (Canada) 3.750% due 02/01/23	1,475,000	1,126,531
8.000% due 06/01/21 ~	2,175,000	2,245,688
Tronox Finance LLC 6.375% due 08/15/20	3,350,000	2,504,125
US Concrete Inc 6.375% due 06/01/24 ~	2,800,000	2,807,000
Wise Metals Group LLC 8.750% due 12/15/18 ~	3,925,000	3,630,625
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	3,236,437	1,763,858

		110,640,580

Telecommunication Services - 6.5%

Frontier Communications Corp 8.875% due 09/15/20	1,675,000	1,794,344
10.500% due 09/15/22	5,750,000	6,105,781
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	3,850,000	2,762,375
8.000% due 02/15/24 ~	1,700,000	1,683,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	2,900,000	725,000
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,537,500
Level 3 Financing Inc 5.250% due 03/15/26 ~	4,425,000	4,347,563
Numericable-SFR SA (France) 7.375% due 05/01/26 ~	4,075,000	4,034,250
Sprint Corp 7.250% due 09/15/21	12,200,000	10,461,500
7.625% due 02/15/25	7,450,000	5,932,062
T-Mobile USA Inc 6.000% due 04/15/24	900,000	938,250
6.250% due 04/01/21	1,400,000	1,465,618
6.375% due 03/01/25	900,000	943,875
6.500% due 01/15/26	1,000,000	1,058,750
6.625% due 04/01/23	7,000,000	7,426,090
6.633% due 04/28/21	4,000,000	4,195,000
6.836% due 04/28/23	250,000	265,000

		56,675,958

Utilities - 3.2%

Calpine Corp 5.375% due 01/15/23	1,750,000	1,715,000
5.875% due 01/15/24 ~	3,000,000	3,135,000
6.000% due 01/15/22 ~	1,150,000	1,210,375
7.875% due 01/15/23 ~	1,873,000	1,985,380
Dynegy Inc 7.625% due 11/01/24	6,775,000	6,529,406
GenOn Energy Inc 7.875% due 06/15/17	2,000,000	1,690,000
9.875% due 10/15/20	3,975,000	2,842,125
NRG Energy Inc 7.250% due 05/15/26 ~	1,875,000	1,875,000
7.875% due 05/15/21	1,763,000	1,833,520
Talen Energy Supply LLC 6.500% due 06/01/25	6,000,000	5,010,000

		27,825,806

Total Corporate Bonds & Notes (Cost $798,872,890)		771,807,442

CONVERTIBLE CORPORATE BONDS & NOTES - 0.4%

Telecommunication Services - 0.4%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,561,250

Total Convertible Corporate Bonds & Notes (Cost $3,462,770)		3,561,250

	Principal Amount	Value
SENIOR LOAN NOTES - 2.1%

Consumer Discretionary - 1.2%

Brickman Group Ltd. LLC (2nd Lien) 7.500% due 12/17/21 §	$5,100,000	$5,012,346
CDS U.S. Intermediate Holdings Inc (2nd Lien) 9.250% due 07/10/23 §	600,000	545,750
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	5,000,000	4,875,000

		10,433,096

Consumer Staples - 0.3%

Reddy Ice Corp (1st Lien) 6.753% due 05/01/19 §	2,917,085	2,570,049

Industrials - 0.2%

EWT Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	2,000,000	1,950,000

Materials - 0.4%

FMG Resources Property Ltd Term B (Australia) 4.250% due 06/30/19 §	3,648,346	3,500,132

Total Senior Loan Notes (Cost $19,220,302)		18,453,277

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $41,825,886; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $42,665,625)	41,825,851	41,825,851

Total Short-Term Investment (Cost $41,825,851)		41,825,851

TOTAL INVESTMENTS - 98.7% (Cost $892,095,137)		862,703,393

OTHER ASSETS & LIABILITIES, NET - 1.3%		11,068,924

NET ASSETS - 100.0%		$873,772,317

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer Discretionary	22.0%
Industrials	15.4%
Materials	13.1%
Energy	9.6%
Health Care	8.0%
Financials	7.1%
Telecommunication Services	6.9%
Short-Term Investment	4.8%
Information Technology	4.7%
Utilities	3.3%
Others (each less than 3.0%)	3.8%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Investments with a total aggregate value of $3,686,813 or 0.4% of the Fund’s net assets were in default as of June 30, 2016.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$14,467,644	$14,467,644	$-	$-
	Closed-End Mutual Funds	12,587,929	12,587,929	-	-
	Corporate Bonds & Notes	771,807,442	-	770,439,334	1,368,108
	Convertible Corporate Bonds & Notes	3,561,250	-	3,561,250	-
	Senior Loan Notes	18,453,277	-	18,453,277	-
	Short-Term Investment	41,825,851	-	41,825,851	-

	Total	$862,703,393	$27,055,573	$834,279,712	$1,368,108

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 10.7%

Energy - 0.5%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	$977,536
Petrobras Global Finance BV (Brazil)
2.768% due 01/15/19 §	$1,300,000	1,177,800
3.000% due 01/15/19	94,000	87,326
3.536% due 03/17/20 §	400,000	354,000
4.375% due 05/20/23	200,000	162,940
4.875% due 03/17/20	100,000	94,000
5.375% due 01/27/21	600,000	555,000
5.750% due 01/20/20	800,000	773,760
6.625% due 01/16/34	GBP 100,000	99,798

		4,282,160

Financials - 9.5%

Ally Financial Inc 2.750% due 01/30/17	$800,000	807,135
Banca Monte dei Paschi di Siena SPA (Italy) 4.875% due 09/15/54 ~	EUR 500,000	559,865
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.750% § ± ~	4,000,000	3,817,539
Banco Santander SA (Spain) 6.250% § ± ~	700,000	659,757
Bank of America NA 1.052% due 05/08/17 §	$14,500,000	14,512,513
Barclays PLC (United Kingdom) 6.500% § ±	EUR 800,000	790,142
Citizens Bank NA 2.300% due 12/03/18	$1,350,000	1,368,438
Cooperatieve Rabobank UA (Netherlands) 0.964% due 04/28/17 §	13,300,000	13,303,458
Credit Agricole SA (France) 6.500% § ± ~	EUR 400,000	419,208
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,609,330
Depfa ACS Bank (Ireland) 3.875% due 11/14/16	EUR 300,000	337,704
HBOS PLC (United Kingdom) 1.331% due 09/30/16 §	$2,800,000	2,800,213
Hyundai Capital America 2.000% due 07/01/19 ~	3,300,000	3,322,777
JPMorgan Chase & Co
2.153% due 03/01/21 §	4,500,000	4,604,108
7.900% § ±	1,710,000	1,746,338
JPMorgan Chase Bank NA 1.106% due 06/02/17 §	3,900,000	3,900,920
Lehman Brothers Holdings Inc 7.000% due 09/27/27 * Y	1,700,000	119,255
Lloyds Bank PLC (United Kingdom) 1.750% due 05/14/18	1,600,000	1,595,934
Lloyds Banking Group PLC (United Kingdom)
7.625% § ± ~	GBP 200,000	252,306
7.875% § ± ~	300,000	378,907
Mitsubishi UFJ Financial Group Inc (Japan) 2.553% due 03/01/21 §	$1,200,000	1,236,232
Nykredit Realkredit AS (Denmark) 2.000% due 04/01/17	DKK 20,700,000	3,141,185
Realkredit Danmark AS (Denmark)
1.000% due 01/01/17	39,950,000	5,409,761
2.000% due 01/01/17	43,750,000	6,634,547
The Bank of New York Mellon Corp 1.498% due 08/17/20 §	$1,100,000	1,105,215

	Principal Amount	Value
The Goldman Sachs Group Inc
1.853% due 09/15/20 §	$3,000,000	$2,995,932
2.432% due 02/25/21 §	2,700,000	2,756,765
3.500% due 01/23/25	300,000	308,947
Unibail-Rodamco SE REIT (France) 1.403% due 04/16/19 § ~	1,900,000	1,889,237
Volkswagen Bank GmbH (Germany) 0.152% due 11/27/17 § ~	EUR 1,600,000	1,759,081

		84,142,749

Health Care - 0.1%

Aetna Inc 1.307% due 12/08/17 §	$700,000	701,168

Industrials - 0.1%

International Lease Finance Corp 7.125% due 09/01/18 ~	1,000,000	1,100,440

Information Technology - 0.3%

Cisco Systems Inc 1.254% due 02/21/18 §	1,700,000	1,710,940
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	850,000	861,280

		2,572,220

Telecommunication Services - 0.1%

AT&T Inc
1.561% due 06/30/20 §	200,000	199,333
4.500% due 05/15/35	200,000	205,011
4.750% due 05/15/46	300,000	308,711

		713,055

Utilities - 0.1%

SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,157,232

Total Corporate Bonds & Notes (Cost $97,212,349)		94,669,024

MORTGAGE-BACKED SECURITIES - 12.4%

Collateralized Mortgage Obligations - Commercial - 0.7%

Banc of America Re-REMIC Trust
5.673% due 02/17/51 " § ~	$1,437,911	1,449,461
5.676% due 06/24/50 " § ~	995,983	1,002,001
BLCP Hotel Trust 1.393% due 08/15/29 " § ~	2,016,471	1,997,872
GS Mortgage Securities Trust 5.795% due 08/10/45 " §	872,251	894,767
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	664,256	691,131
Morgan Stanley Re-REMIC Trust 5.988% due 08/12/45 " § ~	492,691	501,618

		6,536,850

Collateralized Mortgage Obligations - Residential - 4.1%

ALBA PLC (United Kingdom) 1.753% due 04/24/49 " § ~	GBP 296,806	387,395
Alternative Loan Trust
0.733% due 12/25/35 " §	$89,272	77,826
5.500% due 06/25/35 "	1,328,764	1,271,486
6.000% due 01/25/37 "	998,749	788,977
Banc of America Funding Trust 3.017% due 01/20/47 " §	1,454,895	1,229,613
Banc of America Mortgage Trust 2.858% due 11/25/34 " §	75,825	72,867

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/35 " §	$592,705	$596,022
3.188% due 01/25/35 " §	400,086	387,762
Chase Mortgage Finance Trust 3.032% due 02/25/37 " §	104,345	103,236
ChaseFlex Trust 6.000% due 02/25/37 "	549,377	376,766
Citigroup Mortgage Loan Trust
0.523% due 01/25/37 " § ~	404,742	304,814
2.861% due 08/25/35 " §	771,744	579,633
3.028% due 09/25/37 " §	94,961	86,720
3.040% due 05/25/35 " §	96,032	94,490
Citigroup Mortgage Loan Trust Inc 2.430% due 09/25/35 " §	576,169	574,608
Countrywide Home Loan Mortgage Pass-Through Trust
1.093% due 03/25/35 " §	90,964	66,485
3.002% due 08/25/34 " §	42,931	36,688
Deutsche Alt-B Securities Mortgage Loan Trust 0.553% due 10/25/36 " §	51,609	32,017
Dukinfield PLC (United Kingdom) 1.591% due 08/15/45 " § ~	GBP 89,327	115,738
Eurosail PLC (United Kingdom)
0.735% due 12/10/44 " § ~	195,050	244,944
Eurosail-UK PLC (United Kingdom) 0.874% due 06/13/45 " § ~	28,293	37,149
1.524% due 06/13/45 " § ~	858,990	985,311
Fannie Mae
0.513% due 07/25/37 " §	$1,654,976	1,623,292
0.603% due 08/25/34 " §	309,139	303,789
0.803% due 07/25/37 " §	25,601	25,726
2.578% due 05/25/35 " §	1,347,607	1,421,957
Freddie Mac
0.672% due 02/15/19 " §	1,306,291	1,305,400
0.892% due 09/15/42 " §	4,059,674	4,077,039
Gemgarto PLC (United Kingdom) 1.541% due 02/16/47 " § ~	GBP 115,190	150,976
GreenPoint Mortgage Funding Trust 0.723% due 11/25/45 " §	$587,064	505,741
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	313,513	332,564
GSR Mortgage Loan Trust 2.990% due 01/25/35 " §	559,328	530,260
HarborView Mortgage Loan Trust 0.728% due 02/19/36 " §	202,156	149,391
HomeBanc Mortgage Trust 0.783% due 10/25/35 " §	310,805	288,436
Impac CMB Trust 1.453% due 07/25/33 " §	196,707	187,726
IndyMac INDX Mortgage Loan Trust
0.663% due 05/25/46 " §	967,375	794,051
0.693% due 07/25/35 " §	393,296	342,762
JP Morgan Mortgage Trust
2.421% due 07/27/37 " § ~	1,009,547	942,999
2.738% due 08/25/35 " §	490,329	467,326
2.782% due 09/25/35 " §	141,377	127,945
2.928% due 07/25/35 " §	435,913	432,892
JP Morgan Resecuritization Trust 2.858% due 08/27/37 " § ~	133,427	133,943
Marche Mutui SARL (Italy)
0.342% due 02/25/55 " § ~	EUR 194,068	213,346
2.095% due 01/27/64 " § ~	324,305	362,896
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.882% due 12/15/30 " §	$305,063	291,862
1.142% due 11/15/31 " §	440,061	411,070
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/35 " §	451,854	424,488
2.476% due 12/25/35 " §	236,875	217,720

	Principal Amount	Value
NCUA Guaranteed Notes Trust 0.915% due 10/07/20 " §	$4,409,966	$4,419,990
Reperforming Loan REMIC Trust 0.793% due 06/25/35 " § ~	496,126	442,334
Residential Accredit Loans Inc Trust 0.753% due 08/25/35 " §	408,851	319,879
Ryland Mortgage Securities Corp 9.100% due 10/01/27 " §	6,686	6,130
Sequoia Mortgage Trust 1.148% due 10/19/26 " §	252,932	246,792
Structured Adjustable Rate Mortgage Loan Trust
1.810% due 01/25/35 " §	432,597	338,722
2.826% due 08/25/35 " §	764,420	712,015
2.830% due 02/25/34 " §	104,756	104,410
Structured Asset Mortgage Investments II Trust
0.583% due 03/25/37 " §	131,350	98,741
0.698% due 07/19/35 " §	867,891	777,054
1.108% due 10/19/34 " §	391,511	375,370
Structured Asset Securities Mortgage Pass-Through Certificates 2.694% due 01/25/32 " §	7,828	7,603
SWAN Trust (Australia) 3.140% due 04/25/41 " §	AUD 358,680	268,237
Thornburg Mortgage Securities Trust 2.537% due 04/25/45 " §	$195,306	195,794
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/45 " §	579,890	532,267
1.207% due 05/25/47 " §	1,408,560	1,174,636
1.437% due 02/25/46 " §	569,476	518,470
2.178% due 11/25/46 " §	342,475	305,530
2.868% due 08/25/35 " §	203,091	189,914
Wells Fargo Mortgage-Backed Securities Trust
2.853% due 12/25/34 " §	528,339	518,729
2.900% due 09/25/34 " §	201,004	204,820
3.194% due 04/25/36 " §	295,174	272,128

		36,545,709

Fannie Mae - 7.5%

1.610% due 08/01/17 - 10/01/44 " §	382,061	389,164
1.743% due 02/01/36 " §	87,365	87,426
2.112% due 01/01/36 " §	109,571	115,055
2.211% due 12/01/22 " §	10,681	11,069
2.235% due 11/01/35 " §	56,101	58,781
2.260% due 12/01/34 " §	118,076	122,768
2.400% due 01/01/25 " §	36,811	38,054
2.518% due 10/01/35 " §	67,143	71,221
2.655% due 11/01/35 " §	192,862	203,317
2.687% due 09/01/35 " §	115,298	121,944
2.757% due 05/01/35 " §	45,675	47,962
2.769% due 03/01/35 " §	491,594	516,005
3.000% due 08/01/46 "	6,000,000	6,215,625
3.037% due 03/01/36 " §	54,545	57,445
3.125% due 04/01/35 " §	477,888	508,275
3.175% due 03/01/18 " §	22,874	23,044
3.500% due 07/01/26 " §	163	163
3.500% due 07/14/46 - 08/01/46 "	55,000,000	58,004,647
5.000% due 08/01/24 " §	7,601	7,749

		66,599,714

Freddie Mac - 0.1%

2.473% due 08/01/35 " §	14,795	15,556
2.574% due 01/01/34 " §	265,151	281,767
2.605% due 10/01/35 " §	27,041	27,870
2.940% due 03/01/36 " §	83,979	85,459

		410,652

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 0.0%

1.750% due 05/20/23 " §	$2,527	$2,599
1.875% due 09/20/22 - 07/20/25 " §	61,123	62,927
2.000% due 10/20/24 - 01/20/27 " §	71,735	74,279
2.500% due 02/20/25 " §	14,182	14,846

		154,651

Total Mortgage-Backed Securities (Cost $110,316,863)		110,247,576

ASSET-BACKED SECURITIES - 1.5%

Amortizing Residential Collateral Trust 1.033% due 07/25/32 " §	125,612	118,032
Aquilae II PLC CLO (Ireland) 0.187% due 01/17/23 " § ~	EUR 37,315	41,327
Asset-Backed Securities Corp Home Equity Loan Trust
0.533% due 05/25/37 " §	$29,812	20,602
0.618% due 03/25/36 " §	471,828	445,416
Bear Stearns Asset-Backed Securities I Trust
0.563% due 04/25/31 " §	487,235	495,695
1.453% due 10/25/37 " §	1,479,742	1,373,739
Bear Stearns Asset-Backed Securities Trust 1.113% due 10/25/32 " §	36,271	34,528
Carlyle Global Market Strategies CLO Ltd 2.024% due 01/20/25 " § ~	1,000,000	999,460
Carlyle High Yield Partners X Ltd CLO 0.858% due 04/19/22 " § ~	694,168	678,418
Cavalry CLO II (Cayman) 1.983% due 01/17/24 " § ~	700,000	698,144
Cordatus II PLC CLO (Ireland)
0.165% due 07/25/24 " § ~	EUR 686,720	757,126
0.968% due 07/25/24 " § ~	GBP 249,315	320,523
Credit-Based Asset Servicing & Securitization Trust 0.523% due 01/25/37 " §	$255,708	91,831
Eaton Vance VII PLC CDO (Ireland)
0.890% due 03/25/26 " § ~	264,310	259,684
0.970% due 03/25/26 " § ~	431,605	422,341
Equity One Mortgage Pass-Through Trust 1.053% due 04/25/34 " §	472,613	397,879
Freddie Mac Structured Pass-Through Securities 0.713% due 08/25/31 " §	145,680	142,806
HSI Asset Securitization Corp Trust 0.503% due 10/25/36 " §	16,184	8,363
Morgan Stanley IXIS Real Estate Capital Trust 0.503% due 11/25/36 " §	1,874	828
Nautique Funding Ltd (Cayman) 0.878% due 04/15/20 " § ~	167,514	167,129
New Century Home Equity Loan Trust 0.633% due 05/25/36 " §	696,437	536,611
NYLIM Flatiron Ltd CLO 0.852% due 08/08/20 " § ~	38,902	38,907
OHA Credit Partners VII Ltd (Cayman) 2.056% due 11/20/23 " § ~	600,000	599,999
Penta SA CLO (Luxembourg) 0.067% due 06/04/24 " § ~	EUR 980,354	1,080,362
Renaissance Home Equity Loan Trust 1.213% due 12/25/32 " §	$217,275	204,934
Structured Asset Securities Corp Mortgage Loan Trust 1.957% due 04/25/35 " §	999,287	946,483
United States Small Business Administration 5.290% due 12/01/27 "	2,079,072	2,322,742

	Principal Amount	Value
Vericrest Opportunity Loan Trust 4.250% due 03/26/46 " § ~	$96,446	$97,336
Wood Street II BV CLO (Netherlands) 0.117% due 03/29/21 " § ~	EUR 46,667	51,709

Total Asset-Backed Securities (Cost $13,888,566)		13,352,954

U.S. TREASURY OBLIGATIONS - 106.0%

U.S. Treasury Bonds - 1.2%

2.500% due 02/15/46	$10,090,000	10,517,047
3.000% due 11/15/45 ‡	10,000	11,508

		10,528,555

U.S. Treasury Inflation Protected Securities - 103.8%

0.125% due 04/15/18 ^ ‡	47,228,922	47,976,673
0.125% due 04/15/19 ^ ‡	35,916,317	36,691,715
0.125% due 04/15/20 ^ ‡	20,399,954	20,880,863
0.125% due 01/15/22 ^	24,752,754	25,274,436
0.125% due 07/15/22 ^	109,112,847	111,701,315
0.125% due 01/15/23 ^ ‡	5,078,360	5,151,757
0.125% due 07/15/24 ^ ‡	2,478,425	2,506,712
0.375% due 07/15/23 ^	46,793,799	48,462,255
0.625% due 07/15/21 ^	79,128,492	83,399,865
0.625% due 01/15/24 ^	17,751,492	18,618,289
0.625% due 02/15/43 ^	5,171,285	5,048,803
0.750% due 02/15/42 ^	7,024,883	7,064,705
0.750% due 02/15/45 ^	1,533,994	1,545,309
1.000% due 02/15/46 ^	30,726,316	33,258,393
1.250% due 07/15/20 ^ ‡	59,725,518	64,286,294
1.375% due 01/15/20 ^	13,584,853	14,525,874
1.375% due 02/15/44 ^ ‡	32,503,520	37,684,065
1.625% due 01/15/18 ^ ‡	1,119,062	1,161,807
1.750% due 01/15/28 ^	11,118,155	13,024,610
1.875% due 07/15/19 ^ ‡	7,297,980	7,905,642
2.000% due 01/15/26 ^	11,655,154	13,729,865
2.125% due 01/15/19 ^	13,939,125	14,972,326
2.125% due 02/15/40 ^	19,717,060	25,857,922
2.125% due 02/15/41 ^ ‡	1,857,063	2,455,446
2.375% due 01/15/25 ^	66,042,050	78,947,089
2.375% due 01/15/27 ^	54,092,765	66,485,723
2.500% due 01/15/29 ^ ‡	12,935,458	16,427,551
2.625% due 07/15/17 ^ ‡	1,962,208	2,043,098
3.625% due 04/15/28 ^	41,847,233	58,033,012
3.875% due 04/15/29 ^ ‡	37,506,394	54,100,245

		919,221,659

U.S. Treasury Notes - 1.0%

1.625% due 05/15/26	8,600,000	8,712,369

Total U.S. Treasury Obligations (Cost $930,247,153)		938,462,583

FOREIGN GOVERNMENT BONDS & NOTES - 10.9%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,557,443
Brazil Letras do Tesouro Nacional (Brazil)
13.822% due 01/01/17	BRL 34,500,000	10,057,819
14.339% due 10/01/16	131,400,000	39,532,285
France Government OAT (France)
1.850% due 07/25/27 ^ ~	EUR 1,495,340	2,155,616
2.250% due 07/25/20 ^ ~	3,060,242	3,871,184
Hellenic Republic Government (Greece)
3.800% due 08/08/17	JPY 120,000,000	1,099,598
4.500% due 07/03/17	120,000,000	1,099,598

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	EUR 101,011	$117,369
2.100% due 09/15/21 ^ ~	108,250	133,801
2.350% due 09/15/24 ^ ~	602,466	768,945
3.100% due 09/15/26 ^ ~	317,883	437,105
Japan Government Five Year (Japan) 0.300% due 09/20/16	JPY 130,000,000	1,260,396
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	109,502,800	1,137,285
Mexican Bonos (Mexico) 4.750% due 06/14/18	MXN 25,710,000	1,404,247
Mexican Udibonos (Mexico) 4.000% due 11/08/46 ^	84,962,432	5,153,164
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,286,750	9,157,162
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 9,521,023	14,828,755
0.125% due 03/22/46 ^ ~	760,470	1,532,357
0.125% due 03/22/58 ^ ~	91,936	227,265

Total Foreign Government Bonds & Notes (Cost $92,488,362)		96,531,394

PURCHASED OPTIONS - 0.3%
(See Note (g) in Notes to Schedule of Investments) (Cost $3,736,112)		2,368,097

SHORT-TERM INVESTMENTS - 2.2%

Foreign Government Issue - 1.1%

Japan Treasury Bills (Japan) (0.240)% due 09/26/16	JPY 1,000,000,000	9,689,963

U.S. Treasury Bills - 0.0%

0.142% due 07/21/16 ‡	$261,000	260,975

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $9,410,918; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $9,604,250)	9,410,910	9,410,910

Total Short-Term Investments (Cost $19,114,359)		19,361,848

TOTAL INVESTMENTS - 144.0% (Cost $1,267,003,764)		1,274,993,476

OTHER ASSETS & LIABILITIES, NET - (44.0%)		(389,871,460)

NET ASSETS - 100.0%		$885,122,016

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	106.0%
Mortgage-Backed Securities	12.4%
Foreign Government Bonds & Notes	10.9%
Corporate Bonds & Notes	10.7%
Others (each less than 3.0%)	4.0%

	144.0%
Other Assets & Liabilities, Net	(44.0%	)

	100.0%

(b)	An investment with a value of $119,255 or less than 0.1% of the Fund’s net assets was in default as of June 30, 2016.

(c)	As of June 30, 2016, investments with a total aggregate value of $14,848,445 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2016 was $316,272,210 at a weighted average interest rate of 0.587%.

(e)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (08/16)	107	($101)
Eurodollar (12/16)	257	113,110
U.S. Treasury 5-Year Notes (09/16)	178	399,089
U.S. Treasury 10-Year Notes (09/16)	407	1,448,167
United Kingdom 90-Day LIBOR (12/16)	720	(20,997)
United Kingdom 90-Day LIBOR (06/17)	210	(11,983)

		1,927,285

Short Futures Outstanding
Euro-Bobl (09/16)	67	(98,217)
Euro-BTP (09/16)	20	(43,965)
Euro-Bund (07/16)	49	2,673
Euro-Bund (08/16)	27	5,401
Euro-Bund (09/16)	31	(89,574)
Eurodollar (12/17)	257	(169,461)
Euro-OAT Bonds (09/16)	14	(44,980)
Japan 10-Year Bonds (09/16)	1	(8,719)
U.S. Treasury 30-Year Bonds (09/16)	128	(1,237,174)
United Kingdom 90-Day LIBOR (12/16)	720	10,278
United Kingdom 90-Day LIBOR (06/17)	210	3,285

		(1,670,453)

Total Futures Contracts		$256,832

(f)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	7,154,726	USD	2,229,026	07/16	BNP	($1,735)
BRL	9,000,000	USD	2,803,913	07/16	CIT	(2,182)
BRL	1,760,000	USD	548,321	07/16	HSB	(427)
BRL	5,740,000	USD	1,577,010	07/16	HSB	209,872
BRL	7,154,726	USD	1,965,260	07/16	JPM	262,031

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	10,760,000	USD	2,963,534	07/16	MSC	$386,091
BRL	7,154,726	USD	2,083,132	08/16	BNP	124,844
EUR	1,716,000	USD	1,928,544	08/16	BOA	(21,601)
EUR	15,176,000	USD	17,178,454	08/16	CIT	(313,789)
EUR	609,000	USD	693,964	08/16	GSC	(17,200)
EUR	2,999,000	USD	3,383,741	08/16	JPM	(51,036)
EUR	593,000	USD	677,476	08/16	UBS	(18,492)
GBP	17,498,000	USD	23,281,089	07/16	BOA	13,114
GBP	627,000	USD	932,980	07/16	CIT	(98,287)
JPY	1,508,114,044	USD	14,734,871	07/16	CIT	(130,561)
MXN	1,948,000	USD	101,916	08/16	CIT	4,111
MXN	15,707,384	USD	856,000	08/16	GSC	(1,072)
NZD	11,948,000	USD	8,448,299	07/16	BOA	82,574
USD	1,051,599	AUD	1,438,000	08/16	CIT	(19,372)
USD	117,140	AUD	164,000	08/16	HSB	(5,002)
USD	2,099,391	BRL	7,154,726	07/16	BNP	(127,899)
USD	2,403,076	BRL	9,000,000	07/16	CIT	(398,655)
USD	2,003,045	BRL	7,500,000	07/16	HSB	(331,731)
USD	2,229,026	BRL	7,154,726	07/16	JPM	1,735
USD	3,352,234	BRL	10,760,000	07/16	MSC	2,609
USD	13,033,558	BRL	48,500,000	10/16	BNP	(1,655,154)
USD	6,047,801	BRL	23,900,000	10/16	BOA	(1,190,554)
USD	484,567	BRL	2,000,000	10/16	CIT	(121,154)
USD	8,977,556	BRL	36,000,000	10/16	GSC	(1,925,405)
USD	5,065,307	BRL	21,000,000	10/16	JPM	(1,294,754)
USD	1,289,550	BRL	5,600,000	01/17	BNP	(362,154)
USD	1,571,190	BRL	6,800,000	01/17	DUB	(434,451)
USD	2,807,412	BRL	12,000,000	01/17	GSC	(731,955)
USD	2,375,912	BRL	10,100,000	01/17	JPM	(603,055)
USD	1,531,779	BRL	6,700,000	01/17	TDB	(444,367)
USD	2,064,000	CNY	13,601,064	08/16	MSC	25,882
USD	6,875,225	CNY	44,995,598	08/16	UBS	132,638
USD	968,000	CNY	6,681,620	01/17	BOA	(24,154)
USD	781,000	CNY	5,424,436	01/17	CIT	(24,474)
USD	1,682,828	CNY	11,486,650	01/17	JPM	(22,824)
USD	989,779	DKK	6,585,000	10/16	BOA	3,893
USD	850,425	DKK	5,555,000	01/17	SGN	15,533
USD	3,484,828	DKK	22,825,000	01/17	UBS	54,333
USD	2,667,998	DKK	17,465,000	04/17	BNP	32,758
USD	2,391,652	DKK	15,867,417	04/17	BOA	(2,533)
USD	928,312	DKK	6,131,500	04/17	BOA	3,149
USD	4,109,886	DKK	27,042,000	04/17	UBS	29,602
USD	7,462,421	EUR	6,762,000	08/16	BNP	(52,000)
USD	3,314,151	EUR	2,953,000	08/16	CIT	32,565
USD	46,608,964	EUR	40,797,628	08/16	GSC	1,271,699
USD	24,788,997	GBP	16,906,000	07/16	BOA	2,282,893
USD	627,705	GBP	442,000	07/16	CIT	39,292
USD	1,728,382	GBP	1,231,000	07/16	JPM	89,614
USD	23,287,213	GBP	17,498,000	08/16	BOA	(12,589)
USD	415,357	GBP	308,000	08/16	CIT	5,233
USD	181,068	JPY	19,700,000	07/16	GSC	(9,703)
USD	10,925,784	JPY	1,153,400,000	07/16	JPM	(243,538)
USD	3,039,942	JPY	335,014,044	07/16	MSC	(204,275)
USD	321,734	JPY	33,000,000	08/16	BNP	1,896
USD	14,749,570	JPY	1,508,114,044	08/16	CIT	132,857
USD	3,248,790	MXN	58,838,732	08/16	JPM	46,290
USD	8,043,302	NZD	11,948,000	07/16	JPM	(487,572)
USD	8,436,172	NZD	11,948,000	08/16	BOA	(82,408)
USD	231,208	ZAR	3,561,295	08/16	SGN	(8,843)

Total Forward Foreign Currency Contracts						($6,189,849)

(g)	Purchased options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - JPY versus USD	JPY 111.50	07/07/16	CSF	$2,590,000	$28,231	$8
Call - JPY versus USD	111.50	07/07/16	DUB	1,490,000	9,461	4

					$37,692	$12

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.100%	09/28/16	GSC	$33,500,000	$113,900	$103,582
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/13/16	MSC	10,500,000	88,528	81,084
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/21/16	CIT	7,900,000	64,780	64,780
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	5,300,000	531,255	652,551

							798,463	901,997

Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.150%	07/05/16	GSC	87,500,000	27,344	9
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	GSC	334,200,000	114,085	33
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	RBS	130,800,000	41,856	13
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	07/05/16	CIT	123,500,000	42,114	13
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.780%	07/21/16	CIT	13,700,000	29,455	2,081
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	08/08/16	RBS	155,400,000	54,390	808
Put - 10-Year Interest Rate Swap	Receive	6-Month JPY-LIBOR	0.300%	11/14/16	JPM	JPY 1,110,000,000	45,215	24,894
Put - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.400%	12/05/16	CSF	$14,000,000	102,200	2,092
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	12/27/16	CIT	84,400,000	73,512	6,794
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	12/27/16	GSC	161,200,000	143,266	12,977
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	5,300,000	531,255	432,949
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.605%	10/17/18	MSC	4,000,000	368,000	203,903
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.860%	10/23/18	DUB	5,900,000	402,380	212,234
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.608%	11/15/18	MSC	1,200,000	120,000	63,073
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.590%	12/10/18	MSC	1,200,000	125,736	66,239
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.600%	03/29/19	MSC	7,200,000	679,149	437,976

							2,899,957	1,466,088

							$3,698,420	$2,368,085

Total Purchased Options							$3,736,112	$2,368,097

(h)	Transactions in written options for the period ended June 30, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in JPY	Premium
Outstanding, December 31, 2015	-	308,200,000	2,500,000	-	-	$3,221,508
Call Options Written	74	228,230,000	37,570,000	-	-	843,824
Put Options Written	420	214,850,000	33,520,000	3,300,000	1,660,000	2,239,484
Call Options Exercised	(74)	(128,200,000)	-	-	-	(470,091)
Put Options Exercised	(196)	(2,800,000)	-	-	-	(77,245)
Call Options Expired	-	(33,300,000)	(9,060,000)	-	-	(208,828)
Put Options Expired	(74)	(33,500,000)	(3,510,000)	-	-	(222,863)
Call Options Closed	-	(24,300,000)	(2,800,000)	-	-	(166,792)
Put Options Closed	(150)	(88,900,000)	(4,200,000)	-	(1,660,000)	(1,256,267)

Outstanding, June 30, 2016	-	440,280,000	54,020,000	3,300,000	-	$3,902,730

(i)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Europe 25	0.700%	07/20/16	GSC	EUR 17,400,000	$17,690	($6,844)
Call - CDX IG26 5Y	0.750%	07/20/16	JPM	$10,400,000	8,840	(7,565)

					26,530	(14,409)

Credit Default Swaptions on Credit Indices – Sell Protection
Put - iTraxx Europe 25	1.000%	07/20/16	GSC	EUR 17,400,000	31,941	(12,617)
Put - CDX IG26 5Y	1.000%	07/20/16	JPM	$10,400,000	12,688	(1,513)
Put - CDX IG26 5Y	1.200%	09/21/16	JPM	4,300,000	6,450	(2,757)
Put - iTraxx Europe 25	1.250%	09/21/16	BNP	EUR 4,300,000	14,860	(6,540)

					65,939	(23,427)

					$92,469	($37,836)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - EUR versus USD	$1.14	07/01/16	BNP	EUR 4,110,000	$14,634	($5)
Call - MXN versus USD	MXN 19.00	08/11/16	JPM	$2,930,000	33,071	(26,517)
Call - EUR versus USD	$1.17	09/15/16	JPM	EUR 4,500,000	39,250	(15,351)

					86,955	(41,873)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - JPY versus USD	JPY 104.80	07/07/16	CSF	$2,590,000	$10,995	($41,577)
Put - JPY versus USD	104.80	07/07/16	DUB	1,490,000	11,175	(23,919)
Put - EUR versus USD	$1.09	08/03/16	MSC	EUR 4,110,000	18,472	(18,472)
Put - JPY versus USD	JPY 101.20	09/15/16	BNP	$5,370,000	55,043	(85,743)

					95,685	(169,711)

					$182,640	($211,584)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($4,108)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(3,793)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(121,848)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(9,326)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(1,362)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/02/20	JPM	3,800,000	70,137	(44,417)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(3,929)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(390)
Cap - France CPI Excluding Tobacco	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/22/35	GSC	EUR 2,200,000	100,087	(15,691)

						$1,377,854	($204,864)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.850%	07/18/16	GSC	$13,800,000	$43,642	($56,677)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.850%	07/25/16	CIT	8,000,000	12,600	(37,959)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.000%	07/25/16	MSC	8,000,000	24,000	(74,590)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.890%	09/28/16	GSC	67,000,000	117,250	(101,706)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.400%	12/05/16	CSF	14,000,000	111,300	(382,906)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.765%	12/13/16	MSC	21,000,000	89,513	(79,781)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.770%	12/21/16	CIT	15,800,000	64,780	(64,780)

							463,085	(798,399)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.400%	07/21/16	CIT	13,400,000	17,092	(602)
Put - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.230%	07/21/16	CIT	2,700,000	12,334	(1,347)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	07/25/16	CIT	8,000,000	12,600	(1,237)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	07/25/16	MSC	3,100,000	13,562	(30)
Put - 5-Year Interest Rate Swap	Pay	6-Month GBP-LIBOR	2.185%	08/12/16	BRC	GBP 3,300,000	18,499	(280)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	10/17/18	MSC	$18,600,000	369,039	(166,463)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	10/23/18	DUB	29,500,000	415,360	(193,467)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	11/15/18	MSC	5,600,000	120,316	(53,183)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	12/10/18	MSC	5,600,000	126,180	(55,512)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.300%	03/29/19	MSC	34,000,000	681,700	(383,632)

							1,786,682	(855,753)

							$2,249,767	($1,654,152)

Total Written Options							$3,902,730	($2,108,436)

(j)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen International Finance NV	1.000%	12/20/16	BOA	0.339%	EUR 40,000	$155	($223)	$378

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	0.500%	10/17/57	GSC	$1,000,000	($37,278)	($52,061)	$14,783

			Exchange
CDX HY26 5Y	5.000%	06/20/21	ICE	6,200,000	(208,573)	(121,590)	(86,983)

					($245,851)	($173,651)	($72,200)

					($245,696)	($173,874)	($71,822)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco	CIT	0.830%	05/15/18	EUR 8,900,000	($8,925)	$-	($8,925)
U.S. CPI Urban Consumers NSA	GSC	2.060%	05/12/25	$2,500,000	122,513	-	122,513
U.S. CPI Urban Consumers NSA	UBS	2.063%	05/12/25	8,200,000	404,103	-	404,103
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 2,000,000	189,737	-	189,737
Eurostat Eurozone HICP Ex Tobacco	CIT	1.178%	05/15/26	1,600,000	27,968	(267)	28,235
GBP Retail Price	CIT	3.190%	04/15/30	GBP 4,400,000	289,571	-	289,571
GBP Retail Price	BNP	3.400%	06/15/30	1,800,000	203,071	8,425	194,646
GBP Retail Price	GSC	3.400%	06/15/30	1,500,000	169,225	4,671	164,554
GBP Retail Price	JPM	3.400%	06/15/30	500,000	56,409	(254)	56,663
GBP Retail Price	CIT	3.325%	08/15/30	1,600,000	139,162	(5,278)	144,440
GBP Retail Price	DUB	3.325%	08/15/30	2,500,000	217,440	3,159	214,281
GBP Retail Price	GSC	3.325%	08/15/30	5,130,000	446,187	(11,992)	458,179
GBP Retail Price	BOA	3.350%	08/15/30	3,200,000	300,485	(36,472)	336,957
GBP Retail Price	CIT	3.275%	09/15/30	1,800,000	131,740	-	131,740
GBP Retail Price	JPM	3.275%	09/15/30	1,700,000	124,421	-	124,421
GBP Retail Price	BNP	3.300%	12/15/30	2,200,000	149,649	9,693	139,956
GBP Retail Price	CIT	3.140%	04/15/31	200,000	2,772	-	2,772
GBP Retail Price	DUB	3.100%	06/15/31	1,000,000	(7,237)	-	(7,237)
GBP Retail Price	CSF	3.335%	04/15/35	100,000	11,269	53	11,216
GBP Retail Price	GSC	3.358%	04/15/35	1,100,000	134,096	-	134,096

					3,103,656	(28,262)	3,131,918

	Exchange
3-Month CAD-CDOR	CME	0.900%	04/17/18	CAD 15,400,000	6,494	4,796	1,698
3-Month USD-LIBOR	CME	1.250%	06/15/18	$10,400,000	106,266	(5,918)	112,184
28-Day MXN TIIE	CME	6.710%	09/20/29	MXN 73,800,000	145,290	(4,863)	150,153

					258,050	(5,985)	264,035

					$3,361,706	($34,247)	$3,395,953

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco	CIT	0.305%	09/15/16	EUR 2,100,000	($8,444)	$226	($8,670)
Eurostat Eurozone HICP Ex Tobacco	JPM	0.320%	09/15/16	5,900,000	(24,707)	-	(24,707)
U.S. CPI Urban Consumers NSA	RBS	1.935%	10/23/16	$11,100,000	(300,826)	(17,110)	(283,716)
U.S. CPI Urban Consumers NSA	BNP	1.825%	11/29/16	5,500,000	(130,322)	(1,529)	(128,793)
U.S. CPI Urban Consumers NSA	GSC	2.415%	02/12/17	6,200,000	(322,604)	-	(322,604)
U.S. CPI Urban Consumers NSA	SGN	1.700%	04/15/17	290,000	927	-	927
U.S. CPI Urban Consumers NSA	BOA	1.715%	04/15/17	3,710,000	11,303	-	11,303
U.S. CPI Urban Consumers NSA	BRC	1.908%	04/15/17	6,300,000	(204,283)	-	(204,283)
U.S. CPI Urban Consumers NSA	BNP	2.250%	07/15/17	28,100,000	(1,570,539)	47,258	(1,617,797)
U.S. CPI Urban Consumers NSA	CIT	2.250%	07/15/17	10,600,000	(592,445)	2,544	(594,989)
U.S. CPI Urban Consumers NSA	RBS	2.250%	07/15/17	27,800,000	(1,553,771)	20,533	(1,574,304)
U.S. CPI Urban Consumers NSA	BOA	1.010%	10/16/17	3,300,000	20,968	-	20,968
U.S. CPI Urban Consumers NSA	BOA	1.580%	05/23/18	600,000	(351)	-	(351)
U.S. CPI Urban Consumers NSA	BOA	1.565%	06/07/18	1,400,000	(587)	-	(587)
U.S. CPI Urban Consumers NSA	GSC	2.175%	10/01/18	3,600,000	(180,258)	(2,243)	(178,015)
U.S. CPI Urban Consumers NSA	GSC	2.205%	10/11/18	900,000	(46,631)	-	(46,631)
U.S. CPI Urban Consumers NSA	DUB	2.173%	11/01/18	6,600,000	(332,056)	-	(332,056)
Eurostat Eurozone HICP Ex Tobacco	BNP	0.806%	04/15/21	EUR 3,700,000	(13,064)	-	(13,064)
Eurostat Eurozone HICP Ex Tobacco	CIT	0.806%	04/15/21	8,160,000	(28,812)	-	(28,812)
Eurostat Eurozone HICP Ex Tobacco	MSC	0.806%	04/15/21	3,340,000	(11,793)	-	(11,793)
Eurostat Eurozone HICP Ex Tobacco	CIT	0.875%	05/15/21	6,800,000	(38,765)	-	(38,765)
U.S. CPI Urban Consumers NSA	BOA	1.493%	06/30/21	$5,100,000	23,723	-	23,723
U.S. CPI Urban Consumers NSA	BOA	1.730%	08/26/25	500,000	(8,485)	-	(8,485)
Eurostat Eurozone HICP Ex Tobacco	BNP	1.090%	06/15/26	EUR 400,000	(3,510)	130	(3,640)
Eurostat Eurozone HICP Ex Tobacco	CIT	1.090%	06/15/26	500,000	(4,386)	(966)	(3,420)
Eurostat Eurozone HICP Ex Tobacco	DUB	1.090%	06/15/26	400,000	(3,509)	(763)	(2,746)
Eurostat Eurozone HICP Ex Tobacco	GSC	1.090%	06/15/26	500,000	(4,386)	-	(4,386)
GBP Retail Price	GSC	3.145%	05/15/46	GBP 1,180,000	(14,991)	20,111	(35,102)
GBP Retail Price	GSC	3.120%	06/15/46	600,000	10,754	-	10,754

					(5,331,850)	68,191	(5,400,041)

	Exchange
3-Month USD-LIBOR	CME	1.500%	12/16/17	$6,400,000	(76,582)	(66,802)	(9,780)
3-Month USD-LIBOR	CME	0.996%	04/05/18	11,900,000	(27,248)	-	(27,248)
3-Month USD-LIBOR	CME	2.000%	12/16/20	16,800,000	(783,610)	(307,242)	(476,368)
6-Month JPY-LIBOR	CME	1.000%	09/18/23	JPY 150,000,000	(122,409)	(61,209)	(61,200)
3-Month USD-LIBOR	CME	2.800%	10/28/25	$33,200,000	(1,645,252)	(223,103)	(1,422,149)
3-Month USD-LIBOR	CME	2.500%	02/22/26	47,400,000	(1,577,890)	(151,680)	(1,426,210)
3-Month USD-LIBOR	CME	2.400%	03/16/26	15,450,000	(435,739)	-	(435,739)
3-Month USD-LIBOR	CME	2.300%	04/21/26	8,800,000	(201,593)	(36,575)	(165,018)
3-Month USD-LIBOR	CME	2.300%	04/27/26	45,600,000	(1,040,054)	(458,890)	(581,164)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	5,100,000	(429,122)	(267,602)	(161,520)
6-Month GBP-LIBOR	CME	1.500%	09/21/26	GBP 16,000,000	(990,440)	110,532	(1,100,972)
3-Month USD-LIBOR	CME	1.750%	12/21/26	$8,800,000	(230,896)	(141,608)	(89,288)
3-Month USD-LIBOR	LCH	1.750%	12/21/26	44,400,000	(1,290,772)	(586,005)	(704,767)
6-Month JPY-LIBOR	CME	1.500%	12/21/45	JPY 275,000,000	(1,069,530)	(657,292)	(412,238)
6-Month GBP-LIBOR	CME	1.750%	03/15/47	GBP 1,190,000	(217,318)	(20,117)	(197,201)

					(10,138,455)	(2,867,593)	(7,270,862)

					($15,470,305)	($2,799,402)	($12,670,903)

					($12,108,599)	($2,833,649)	($9,274,950)

Total Swap Agreements					($12,354,295)	($3,007,523)	($9,346,772)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$94,669,024	$-	$94,669,024	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	6,536,850	-	6,536,850	-
	Collateralized Mortgage Obligations - Residential	36,545,709	-	36,539,579	6,130
	Fannie Mae	66,599,714	-	66,599,714	-
	Freddie Mac	410,652	-	410,652	-
	Government National Mortgage Association	154,651	-	154,651	-

	Total Mortgage - Backed Securities	110,247,576	-	110,241,446	6,130

	Asset-Backed Securities	13,352,954	-	13,352,954	-
	U.S. Treasury Obligations	938,462,583	-	938,462,583	-
	Foreign Government Bonds & Notes	96,531,394	-	96,531,394	-
	Short-Term Investments	19,361,848	-	19,361,848	-
	Derivatives:
	Credit Contracts
	Swaps	155	-	155	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,287,108	-	5,287,108	-
	Purchased Options	12	-	12	-

	Total Foreign Currency Contracts	5,287,120	-	5,287,120	-

	Interest Rate Contracts
	Futures	1,982,003	1,982,003	-	-
	Purchased Options	2,368,085	-	2,368,085	-
	Swaps	3,445,543	-	3,445,543	-

	Total Interest Rate Contracts	7,795,631	1,982,003	5,813,628	-

	Total Assets - Derivatives	13,082,906	1,982,003	11,100,903	-

	Total Assets	1,285,708,285	1,982,003	1,283,720,152	6,130

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(37,836)	-	(37,836)	-
	Swaps	(245,851)	-	(245,851)	-

	Total Credit Contracts	(283,687)	-	(283,687)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,476,957)	-	(11,476,957)	-
	Written Options	(211,584)	-	(211,584)	-

	Total Foreign Currency Contracts	(11,688,541)	-	(11,688,541)	-

	Interest Rate Contracts
	Futures	(1,725,171)	(1,725,171)	-	-
	Written Options	(1,859,016)	-	(1,859,016)	-
	Swaps	(15,554,142)	-	(15,554,142)	-

	Total Interest Rate Contracts	(19,138,329)	(1,725,171)	(17,413,158)	-

	Total Liabilities - Derivatives	(31,110,557)	(1,725,171)	(29,385,386)	-

	Total Liabilities	(31,110,557)	(1,725,171)	(29,385,386)	-

	Total	$1,254,597,728	$256,832	$1,254,334,766	$6,130

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($775,071,225)	$-	($775,071,225)	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 26.7%

U.S. Treasury Inflation Protected Securities - 26.7%

0.125% due 04/15/19 ^	$163,349	$166,875
0.125% due 01/15/22 ^	10,569,400	10,786,157
0.125% due 07/15/22 ^	842,619	862,565
0.125% due 01/15/23 ^	3,523,760	3,574,689
0.125% due 07/15/24 ^	1,793,332	1,813,799
0.250% due 01/15/25 ^	2,211,900	2,248,175
0.375% due 07/15/23 ^	3,875,372	4,012,575
0.375% due 07/15/25 ^	20,175	20,796
0.625% due 07/15/21 ^	6,952,170	7,326,120
0.625% due 01/15/24 ^	6,090,044	6,383,725
0.625% due 01/15/26 ^	12,745,835	13,434,658
0.750% due 02/15/42 ^	10,587	10,640
0.750% due 02/15/45 ^	1,107,320	1,115,488
1.000% due 02/15/46 ^	4,119,250	4,456,056
1.125% due 01/15/21 ^	65,615	70,253
1.250% due 07/15/20 ^	1,546,671	1,663,689
1.375% due 01/15/20 ^	907,133	969,304
1.375% due 02/15/44 ^	923,805	1,070,658
2.125% due 01/15/19 ^	713,101	765,362
2.125% due 02/15/41 ^	43,696	57,775
2.375% due 01/15/25 ^	1,548,314	1,850,921
3.375% due 04/15/32 ^	296,503	434,944
3.625% due 04/15/28 ^	1,952,359	2,705,542

Total U.S. Treasury Obligations (Cost $63,668,816)		65,800,766

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 4,382,100	4,956,237

Total Foreign Government Bonds & Notes (Cost $6,191,200)		4,956,237

PURCHASED OPTIONS - 0.0%
(See Note (d) in Notes to Schedule of Investments) (Cost $125,439)		117,539

SHORT-TERM INVESTMENTS - 62.6%

Certificates of Deposit - 12.2%

Australia & New Zealand Banking Group Ltd (Australia) 0.550% due 08/04/16	$1,000,000	1,000,063
Bank of Montreal (Canada) 0.410% due 07/08/16	2,500,000	2,499,985
0.610% due 09/19/16	2,000,000	2,000,031
Bank of Nova Scotia (Canada) 0.850% due 08/04/16	1,000,000	1,000,418
0.870% due 09/21/16	1,000,000	1,000,637
Canadian Imperial Bank of Commerce (Canada) 0.770% due 08/11/16	1,000,000	1,000,401
Citibank NA 0.480% due 07/28/16	3,000,000	3,000,256
0.700% due 09/26/16	1,250,000	1,250,405
Mitsubishi Trust & Bank (Japan) 0.750% due 08/18/16	1,000,000	1,000,355
Mizuho Bank Ltd (Japan) 0.620% due 08/16/16	2,000,000	2,000,354
0.740% due 07/15/16	1,000,000	1,000,168
Norinchukin Bank (Japan) 0.410% due 07/18/16	1,000,000	1,000,018
0.650% due 07/22/16	1,700,000	1,700,276
0.660% due 09/16/16	1,000,000	1,000,196

	Principal Amount	Value
Oversea Chinese Banking (Singapore) 0.570% due 07/08/16	$2,000,000	$2,000,078
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.850% due 07/05/16	2,145,000	2,145,137
The Sumitomo Mistsui Banking Corp (Japan) 0.630% due 08/12/16	1,000,000	1,000,217
0.700% due 07/06/16	1,000,000	1,000,062
Wells Fargo Bank NA 0.830% due 08/02/16	3,500,000	3,500,837

		30,099,894

Commercial Paper - 35.4%

American Honda Finance Corp
0.426% due 07/20/16	1,000,000	999,757
0.426% due 07/25/16	1,750,000	1,749,443
0.497% due 08/22/16	1,250,000	1,249,003
Apple Inc
0.365% due 07/15/16	1,000,000	999,868
0.385% due 07/28/16	1,000,000	999,728
0.396% due 07/06/16	2,000,000	1,999,903
Australia & New Zealand Banking Group Ltd (Australia)
0.569% due 09/14/16	1,000,000	998,765
0.609% due 09/14/16	1,500,000	1,498,148
BMW US Capital LLC (Germany)
0.406% due 07/20/16	2,500,000	2,499,454
0.426% due 08/25/16	1,400,000	1,399,027
Canadian Imperial Bank of Commerce (Canada) 0.406% due 07/11/16	2,000,000	1,999,771
Chevron Corp 0.406% due 07/29/16	2,000,000	1,999,430
Commonwealth Bank of Australia (Australia) 0.619% due 09/06/16	2,500,000	2,498,064
CPPIB Capital Inc (Canada)
0.396% due 07/28/16	1,000,000	999,710
0.406% due 07/20/16	2,000,000	1,999,597
0.457% due 08/16/16	1,000,000	999,479
JPMorgan Securities LLC
0.406% due 07/22/16	2,500,000	2,499,395
0.630% due 09/12/16	1,000,000	998,978
Microsoft Corp
0.406% due 07/06/16	2,500,000	2,499,878
0.406% due 07/27/16	1,000,000	999,740
Nestle Capital Corp (Switzerland)
0.385% due 07/29/16	3,000,000	2,999,169
0.446% due 08/23/16	1,000,000	999,379
Novartis Finance Corp 0.487% due 08/22/16	3,000,000	2,998,185
Novartis Securities Investment Ltd (Switzerland) 0.406% due 08/01/16	1,000,000	999,596
PACCAR Financial Corp
0.406% due 07/13/16	2,898,000	2,897,602
0.406% due 07/20/16	1,000,000	999,782
PepsiCo Inc
0.375% due 07/15/16	1,000,000	999,848
0.426% due 07/18/16	2,000,000	1,999,620
Province of Ontario (Canada)
0.375% due 07/18/16	3,000,000	2,999,460
0.467% due 09/19/16	1,000,000	998,891
Province of Quebec (Canada)
0.406% due 07/25/16	1,000,000	999,744
0.416% due 07/22/16	1,500,000	1,499,665
0.467% due 07/06/16	1,500,000	1,499,917
QUALCOMM Inc
0.416% due 07/26/16	3,000,000	2,999,196
0.416% due 08/11/16	1,000,000	999,544

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Sanofi (France) 0.528% due 09/07/16	$2,500,000	$2,497,556
The Bank of Nova Scotia (Canada) 0.558% due 09/01/16	1,000,000	999,127
The Coca-Cola Co 0.385% due 07/14/16	2,000,000	1,999,720
The Toronto-Dominion Bank (Canada) 0.600% due 10/03/16	4,000,000	3,999,524
The Walt Disney Co 0.395% due 07/15/16	4,000,000	3,999,392
Toyota Motor Credit Corp 0.426% due 07/15/16	3,000,000	2,999,439
USAA Capital Corp
0.345% due 07/07/16	3,000,000	2,999,805
0.345% due 07/14/16	1,000,000	999,863
Wal-Mart Stores Inc
0.365% due 07/18/16	3,000,000	2,999,475
0.375% due 07/25/16	1,000,000	999,734
Westpac Banking Corp (Australia) 0.406% due 07/25/16	4,000,000	3,998,911

		87,269,282

U.S. Government Agency Issues - 11.8%

Fannie Mae
0.254% due 07/20/16	2,000,000	1,999,832
0.335% due 08/31/16	2,400,000	2,399,023
Federal Farm Credit Bank 0.264% due 07/06/16	5,030,000	5,029,889
Federal Home Loan Bank
0.254% due 07/13/16	5,000,000	4,999,735
0.294% due 08/19/16	2,200,000	2,199,280
0.345% due 07/14/16	4,400,000	4,399,745
Freddie Mac 0.345% due 08/26/16	8,000,000	7,997,016

		29,024,520

	Principal Amount	Value
Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $7,797,701; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $7,954,000)	$7,797,695	$7,797,695

Total Short-Term Investments (Cost $154,186,191)		154,191,391

TOTAL INVESTMENTS - 91.3% (Cost $224,171,646)		225,065,933

OTHER ASSETS & LIABILITIES, NET - 8.7%		21,489,790

NET ASSETS - 100.0%		$246,555,723

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	62.6%
U.S. Treasury Obligations	26.7%
Others (each less than 3.0%)	2.0%

91.3%
Other Assets & Liabilities, Net	8.7%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/16)	11	$4,914
Eurodollar (12/17)	938	636,327

		641,241

Short Futures Outstanding
Eurodollar (12/18)	670	(666,403)

Total Futures Contracts		($25,162)

(c)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	5,000,000	USD	3,858,611	08/16	BOA	$12,013
EUR	13,780,000	USD	15,561,046	08/16	CIT	(247,717)
USD	8,295,418	CAD	10,830,000	07/16	CIT	(87,584)
USD	2,772,484	CAD	3,550,000	07/16	CIT	24,594
USD	8,183,506	CAD	10,499,070	08/16	BOA	55,915
USD	15,799,459	EUR	13,780,000	08/16	CIT	486,130

Total Forward Foreign Currency Contracts						$243,351

(d)	Purchased options outstanding as of June 30, 2016 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (08/16)	$123.00	07/22/16	CME	255	$40,938	$25,898
Call - U.S. Treasury 10-Year Notes (08/16)	133.50	07/22/16	CME	170	43,053	74,375
Call - U.S. Treasury 10-Year Notes (08/16)	134.50	07/22/16	CME	85	41,448	17,266

Total Purchased Options					$125,439	$117,539

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(e)	Transactions in written options for the period ended June 30, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	120	$43,173
Call Options Written	3,527	667,811
Put Options Written	8,504	1,382,825
Call Options Exercised	(701)	(160,895)
Put Options Exercised	(271)	(80,994)
Call Options Expired	(227)	(42,590)
Put Options Expired	(1,351)	(85,508)
Call Options Closed	(2,599)	(464,327)
Put Options Closed	(7,002)	(1,259,495)

Outstanding, June 30, 2016	-	$-

(f)	Swap agreements outstanding as of June 30, 2016 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays U.S. Inflation-Linked Bond Index	1-Month USD-LIBOR plus or minus a specified spread	BRC	03/16/17	$144,221,425	$1,416,099	$-	$1,416,099

Total Swap Agreements					$1,416,099	$-	$1,416,099

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$65,800,766	$-	$65,800,766	$-
	Foreign Government Bonds & Notes	4,956,237	-	4,956,237	-
	Short-Term Investments	154,191,391	-	154,191,391	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	578,652	-	578,652	-
	Interest Rate Contracts
	Futures	641,241	641,241	-	-
	Purchased Options	117,539	117,539	-	-
	Swaps	1,416,099	-	1,416,099	-

	Total Interest Rate Contracts	2,174,879	758,780	1,416,099	-

	Total Assets - Derivatives	2,753,531	758,780	1,994,751	-

	Total Assets	227,701,925	758,780	226,943,145	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(335,301)	-	(335,301)	-
	Interest Rate Contracts
	Futures	(666,403)	(666,403)	-	-

	Total Liabilities - Derivatives	(1,001,704)	(666,403)	(335,301)	-

	Total Liabilities	(1,001,704)	(666,403)	(335,301)	-

	Total	$226,700,221	$92,377	$226,607,844	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 31.6%

Consumer Discretionary - 0.1%

Motors Liquidation 8.375% due 07/05/33 * Y +	EUR 7,400,000	$-
Newell Brands Inc
3.150% due 04/01/21	$2,900,000	3,024,752
3.850% due 04/01/23	1,700,000	1,806,004

		4,830,756

Consumer Staples - 0.6%

Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	1,053,595
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,438,112
3.875% due 07/20/25	5,134,000	5,660,589
Reynolds American Inc
3.250% due 06/12/20	54,000	57,140
4.450% due 06/12/25	6,100,000	6,828,035
Whole Foods Market Inc 5.200% due 12/03/25 ~	2,200,000	2,377,463

		19,414,934

Energy - 2.0%

CNPC General Capital Ltd (China) 1.526% due 05/14/17 § ~	6,700,000	6,699,739
Continental Resources Inc 5.000% due 09/15/22	2,150,000	2,106,204
Energy Transfer Partners LP
4.050% due 03/15/25	3,600,000	3,556,537
4.150% due 10/01/20	1,500,000	1,523,979
4.900% due 03/15/35	1,800,000	1,595,686
Genesis Energy LP 6.750% due 08/01/22	3,000,000	2,925,000
Kinder Morgan Energy Partners LP
3.450% due 02/15/23	2,790,000	2,717,390
9.000% due 02/01/19	2,259,000	2,573,972
Kinder Morgan Inc
1.500% due 03/16/22	EUR 5,800,000	6,201,448
2.250% due 03/16/27	1,800,000	1,846,545
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 06/30/22 ~	$3,300,000	957,000
Petrobras Global Finance BV (Brazil)
2.768% due 01/15/19 §	300,000	271,800
3.536% due 03/17/20 §	500,000	442,500
4.375% due 05/20/23	600,000	488,820
4.875% due 03/17/20	200,000	188,000
5.375% due 01/27/21	1,300,000	1,202,500
6.750% due 01/27/41	7,000,000	5,652,500
7.875% due 03/15/19	2,100,000	2,173,500
8.375% due 05/23/21	2,600,000	2,689,700
Plains All American Pipeline LP 2.600% due 12/15/19	2,250,000	2,193,777
Regency Energy Partners LP 5.000% due 10/01/22	4,100,000	4,212,943
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	1,750,000	1,765,313
Williams Partners LP
4.875% due 05/15/23	5,200,000	5,033,974
4.875% due 03/15/24	3,000,000	2,883,078

		61,901,905

Financials - 24.5%

Ally Financial Inc
2.750% due 01/30/17	2,900,000	2,925,865
3.250% due 02/13/18	1,300,000	1,303,250
5.500% due 02/15/17	9,200,000	9,352,002
alstria office REIT-AG (Germany) 2.125% due 04/12/23 ~	EUR 3,400,000	3,965,976

	Principal Amount	Value
Australia & New Zealand Banking Group Ltd (Australia) 6.750% § ± ~	$3,600,000	$3,724,438
Banco Espirito Santo SA (Portugal)
4.750% due 05/08/17 Y ~	EUR 1,000,000	305,181
4.750% due 01/15/18 Y ~	5,600,000	1,709,015
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	$8,900,000	9,189,250
Banco Santander SA (Spain) 6.250% § ± ~	EUR 1,100,000	1,036,762
Bank of America Corp
0.956% due 08/15/16 §	$2,800,000	2,799,726
2.625% due 04/19/21	4,000,000	4,065,656
2.650% due 04/01/19	4,000,000	4,104,024
3.300% due 01/11/23	1,480,000	1,525,930
4.000% due 04/01/24	5,800,000	6,203,262
5.650% due 05/01/18	5,000,000	5,360,580
6.000% due 09/01/17	2,900,000	3,049,646
6.500% due 08/01/16	18,600,000	18,671,759
6.875% due 04/25/18	10,100,000	11,031,442
Bank of America NA
0.953% due 06/15/17 §	9,600,000	9,569,952
1.052% due 05/08/17 §	4,400,000	4,403,797
1.130% due 06/05/17 §	7,500,000	7,508,805
Barclays Bank PLC (United Kingdom)
7.750% due 04/10/23 §	1,300,000	1,343,875
10.179% due 06/12/21 ~	19,400,000	24,452,051
Barclays PLC (United Kingdom) 6.500% § ±	EUR 5,900,000	5,827,296
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,200,000	1,323,000
BPCE SA (France) 1.196% due 11/18/16 §	28,600,000	28,625,854
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,667,794
CIT Group Inc 5.250% due 03/15/18	2,000,000	2,065,560
Citigroup Inc
1.587% due 06/07/19 §	3,900,000	3,908,069
1.598% due 07/25/16 §	500,000	500,237
1.700% due 04/27/18	3,900,000	3,907,987
2.050% due 06/07/19	2,000,000	2,016,312
2.650% due 10/26/20	4,000,000	4,075,020
Cooperatieve Rabobank UA (Netherlands) 11.000% § ± ~	22,000,000	26,317,500
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
2.969% due 04/16/21 § ~	5,500,000	5,548,790
3.800% due 09/15/22	11,000,000	11,064,141
3.800% due 06/09/23 ~	6,200,000	6,197,049
Crown Castle International Corp REIT 5.250% due 01/15/23	1,200,000	1,351,260
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	8,000,000	8,105,184
Deutsche Bank AG (Germany) 2.538% due 05/10/19 §	10,900,000	11,012,248
Discover Bank 2.600% due 11/13/18	3,200,000	3,249,920
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,320,318
Export-Import Bank of Korea (South Korea)
2.625% due 12/30/20	16,500,000	17,042,668
4.000% due 01/29/21	1,800,000	1,966,968
Ford Motor Credit Co LLC
1.082% due 11/08/16 §	15,700,000	15,705,793
1.181% due 09/08/17 §	2,300,000	2,293,312
1.500% due 01/17/17	6,345,000	6,352,119
2.240% due 06/15/18	1,900,000	1,919,606
8.000% due 12/15/16	500,000	515,244

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
General Motors Financial Co Inc
3.150% due 01/15/20	$5,200,000	$5,268,671
3.200% due 07/13/20	4,600,000	4,664,828
HCP Inc REIT 4.000% due 12/01/22	3,900,000	4,055,099
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,608,070
HSBC Holdings PLC (United Kingdom)
2.901% due 03/08/21 §	5,600,000	5,742,050
3.400% due 03/08/21	8,500,000	8,765,174
Huntington Bancshares Inc 3.150% due 03/14/21	9,000,000	9,334,206
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	27,023,070
Intesa Sanpaolo SPA (Italy) 2.375% due 01/13/17	7,890,000	7,920,542
JPMorgan Chase & Co
1.072% due 05/30/17 §	GBP 2,500,000	3,310,575
2.400% due 06/07/21	$8,700,000	8,825,541
2.550% due 03/01/21	7,200,000	7,351,510
3.150% due 07/05/16	4,100,000	4,100,000
3.900% due 07/15/25	16,400,000	17,743,062
Lloyds Bank PLC (United Kingdom)
1.635% due 01/22/19 §	7,000,000	6,999,979
12.000% § ± ~	5,300,000	7,241,178
Manulife Financial Corp (Canada) 4.150% due 03/04/26	2,000,000	2,144,426
Mizuho Bank Ltd (Japan) 1.090% due 09/25/17 § ~	700,000	698,865
Morgan Stanley
1.918% due 04/25/18 §	2,000,000	2,019,852
2.125% due 04/25/18	300,000	303,274
3.875% due 01/27/26	4,000,000	4,267,224
National Australia Bank Ltd (Australia)
0.911% due 06/30/17 § ~	25,900,000	25,880,212
2.250% due 03/16/21 ~	7,700,000	7,917,987
Nykredit Realkredit AS (Denmark) 2.000% due 04/01/17	DKK 38,800,000	5,887,825
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	$1,400,000	1,370,250
7.250% due 12/15/21 ~	1,300,000	1,251,250
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,021,250
Principal Life Global Funding II 1.200% due 05/19/17 ~	17,500,000	17,544,590
Realkredit Danmark AS (Denmark)
1.000% due 01/01/17	DKK 108,400,000	16,292,438
1.000% due 04/01/17	57,400,000	8,650,078
2.000% due 04/01/17	112,500,000	17,080,253
Regions Financial Corp 3.200% due 02/08/21	$5,800,000	5,976,778
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,922,253
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23 ~	EUR 4,900,000	5,389,742
6.990% § ± ~	$8,500,000	9,137,500
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,623,552
Societe Generale SA (France) 8.000% § ± ~	8,200,000	7,846,580
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,020,000
The Bank of Nova Scotia (Canada) 1.250% due 04/11/17	26,700,000	26,742,613
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.676% due 09/14/18 § ~	7,500,000	7,520,677
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	18,277,494
7.250% due 02/01/18	10,900,000	11,884,717

	Principal Amount	Value
The Blackstone Group LP 9.296% due 03/19/19 ~	$3,254,734	$3,254,734
The Goldman Sachs Group Inc
1.324% due 05/22/17 §	16,600,000	16,615,040
1.853% due 09/15/20 §	8,400,000	8,388,610
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,181,173
The Royal Bank of Scotland PLC (United Kingdom) 9.500% due 03/16/22 § ~	1,100,000	1,146,597
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~	7,700,000	7,913,706
UBS AG (Switzerland)
1.233% due 06/01/17 §	4,500,000	4,501,804
1.523% due 06/01/20 §	1,700,000	1,698,528
UBS Group Funding Jersey Ltd (Switzerland)
3.000% due 04/15/21 ~	8,000,000	8,169,512
4.125% due 04/15/26 ~	7,100,000	7,408,147
Vesey Street Investment Trust I 4.404% due 09/01/16 §	4,300,000	4,333,828
Wells Fargo & Co 7.980% § ±	20,600,000	21,578,500

		766,296,907

Health Care - 1.1%

AbbVie Inc 2.300% due 05/14/21	4,500,000	4,560,318
Actavis Funding SCS 3.000% due 03/12/20	6,500,000	6,703,203
Aetna Inc 1.700% due 06/07/18	7,800,000	7,866,300
Baxalta Inc 1.427% due 06/22/18 §	8,300,000	8,214,643
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	6,000,000	6,078,606

		33,423,070

Industrials - 0.8%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	2,200,000	2,307,250
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	3,461,880	3,959,525
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 3,400,000	3,570,343
International Lease Finance Corp
6.250% due 05/15/19	$4,700,000	5,075,295
6.750% due 09/01/16 ~	1,770,000	1,779,542
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	8,008,688
Norfolk Southern Corp 2.903% due 02/15/23	1,000,000	1,034,979

		25,735,622

Information Technology - 0.3%

Apple Inc 2.850% due 05/06/21	2,000,000	2,113,962
Diamond 1 Finance Corp 5.450% due 06/15/23 ~	6,500,000	6,749,535

		8,863,497

Materials - 0.0%

CSN Islands XI Corp (Brazil) 6.875% due 09/21/19 ~ ‡	1,300,000	715,000
Rohm & Haas Co 6.000% due 09/15/17	368,000	387,696

		1,102,696

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 1.6%

AT&T Inc 4.450% due 05/15/21	$5,000,000	$5,497,530
Numericable-SFR SA (France) 7.375% due 05/01/26 ~	6,300,000	6,237,000
Qwest Corp 6.875% due 09/15/33	1,178,000	1,165,063
Verizon Communications Inc
1.057% due 06/09/17 §	17,900,000	17,911,921
2.183% due 09/15/16 §	3,280,000	3,288,518
3.000% due 11/01/21	2,800,000	2,939,390
3.500% due 11/01/24	11,200,000	11,954,667

		48,994,089

Utilities - 0.6%

Dynegy Inc
6.750% due 11/01/19	9,700,000	9,772,750
7.375% due 11/01/22	3,300,000	3,201,000
7.625% due 11/01/24	1,600,000	1,542,000
Majapahit Holding BV (Indonesia) 7.750% due 10/17/16 ~	2,800,000	2,849,000

		17,364,750

Total Corporate Bonds & Notes (Cost $975,258,591)		987,928,226

SENIOR LOAN NOTES - 0.1%

Consumer Discretionary - 0.1%

FCA US LLC Term B 3.500% due 05/24/17 §	3,895,824	3,899,303

Total Senior Loan Notes (Cost $3,895,446)		3,899,303

MORTGAGE-BACKED SECURITIES - 46.0%

Collateralized Mortgage Obligations - Commercial - 3.4%

BAMLL Commercial Mortgage Securities Trust 2.335% due 03/15/28 " § ~	7,700,000	7,772,579
Banc of America Commercial Mortgage Trust 5.451% due 01/15/49 "	244,418	248,050
Bcrr Trust 5.858% due 07/17/40 " § ~	10,937,854	10,966,457
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	676,594	688,914
5.700% due 06/11/50 "	5,543,191	5,728,214
5.720% due 06/11/40 " §	16,887,736	17,439,003
Capmark Mortgage Securities Inc (IO) 1.235% due 05/15/35 " §	351,419	5,643
Commercial Mortgage Trust 5.444% due 03/10/39 "	5,172,316	5,220,416
Credit Suisse Commercial Mortgage Trust 5.297% due 12/15/39 "	2,172,661	2,185,361
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.422% due 08/25/22 " §	22,118,323	1,430,416
JP Morgan Chase Commercial Mortgage Securities Trust 5.700% due 02/12/49 " §	5,494,935	5,619,132
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,165,827	1,220,086
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,314,045	5,529,044
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48 "	7,000,000	7,406,392

	Principal Amount	Value
Morgan Stanley Capital I Trust 5.319% due 12/15/43 "	$18,703,733	$18,834,431
Morgan Stanley Re-REMIC Trust 5.988% due 08/12/45 " § ~	574,806	585,221
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	16,200,000	16,460,412

		107,339,771

Collateralized Mortgage Obligations - Residential - 5.9%

Alternative Loan Trust
0.628% due 02/20/47 " §	7,248,707	4,583,010
0.643% due 10/25/46 " §	897,388	860,392
0.733% due 02/25/37 " §	204,977	150,359
Alternative Loan Trust (IO) 4.547% due 05/25/35 " §	3,406,415	350,782
Banc of America Funding Ltd 0.729% due 10/03/39 " § ~	2,016,234	2,013,156
Banc of America Funding Trust
0.658% due 08/25/47 " § ~	11,371,996	8,269,104
2.854% due 02/20/36 " §	2,010,840	1,974,177
BCAP LLC Trust
5.207% due 03/26/37 " § ~	671,957	648,263
5.250% due 02/26/36 " ~	2,870,033	2,511,501
5.250% due 08/26/37 " ~	5,027,383	5,203,180
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/35 " §	22,094	22,218
2.810% due 08/25/33 " §	2,786,060	2,776,062
Bear Stearns ALT-A Trust
1.293% due 11/25/34 " §	402,001	392,360
2.732% due 01/25/36 " §	3,732,629	3,073,764
Bear Stearns Structured Products Inc Trust
2.690% due 12/26/46 " §	1,255,388	957,018
2.878% due 01/26/36 " §	1,694,852	1,322,215
ChaseFlex Trust 4.965% due 09/25/36 " §	6,812,151	6,354,689
Citigroup Mortgage Loan Trust 2.861% due 08/25/35 " §	671,703	504,496
Countrywide Home Loan Mortgage Pass-Through Trust
1.093% due 03/25/35 " §	1,250,296	1,026,336
2.752% due 05/20/34 " §	1,602,678	1,526,104
3.002% due 08/25/34 " §	206,605	176,559
Credit Suisse First Boston Mortgage Securities Corp 1.054% due 03/25/32 " § ~	225,785	209,077
Downey Savings & Loan Association Mortgage Loan Trust 2.667% due 07/19/44 " §	1,036,337	1,022,533
Fannie Mae
0.513% due 07/25/37 " §	344,787	338,186
0.848% due 04/18/28 " §	100,372	101,311
0.898% due 10/18/30 " §	663	666
0.953% due 03/25/17 " §	1,623	1,625
5.000% due 03/25/21 "	27,527	28,455
6.293% due 10/25/42 " §	902,288	1,066,057
Fannie Mae (IO)
1.053% due 05/25/40 " §	2,956,990	2,968,314
6.247% due 10/25/35 " §	6,416	1,184
FHLMC-GNMA 7.500% due 09/20/26 "	176,781	206,355
First Horizon Alternative Mortgage Securities Trust
2.472% due 03/25/35 " §	1,302,984	1,025,213
2.684% due 06/25/34 " §	4,969,159	4,855,244
6.000% due 01/25/35 "	58,490	53,068
Freddie Mac
0.792% due 12/15/29 " §	17,176	17,180
3.500% due 07/15/32 "	10,630	10,721
7.000% due 09/15/21 "	20,227	21,769
7.500% due 01/15/23 "	488,824	544,984

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Freddie Mac Structured Pass-Through Securities
1.610% due 10/25/44 " §	$1,800,567	$1,870,312
1.810% due 07/25/44 " §	9,146,048	9,417,962
Government National Mortgage Association
0.986% due 05/20/65 " §	2,211,768	2,178,049
1.036% due 07/20/65 - 08/20/65 " §	14,465,453	14,282,081
1.086% due 07/20/63 " §	14,523,901	14,554,439
Great Hall Mortgages No 1 PLC (United Kingdom) 0.777% due 06/18/39 " § ~	7,403,962	6,733,482
GreenPoint Mortgage Funding Trust 0.723% due 11/25/45 " §	66,460	57,254
HarborView Mortgage Loan Trust 0.613% due 05/25/38 " §	2,325,377	1,653,748
Impac CMB Trust 0.993% due 05/25/35 " §	127,885	115,532
Impac Secured Assets Trust 0.623% due 01/25/37 " §	1,508,616	1,313,871
IndyMac ARM Trust 1.969% due 01/25/32 " §	36,163	35,023
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 " ~	2,217,843	1,788,132
JP Morgan Mortgage Trust 0.753% due 10/25/35 " §	4,261,222	3,241,578
Lehman Mortgage Trust 5.750% due 02/25/37 "	12,554,757	10,798,776
Marche Mutui SARL (Italy) 2.001% due 01/27/64 " § ~	EUR 3,855,632	4,314,433
MASTR Adjustable Rate Mortgages Trust 2.851% due 04/21/34 " §	$54,315	55,261
MASTR Alternative Loan Trust 0.853% due 03/25/36 " §	814,896	140,368
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/35 " §	86,720	81,467
3.064% due 06/25/35 " §	94,304	91,693
PHH Alternative Mortgage Trust 0.613% due 02/25/37 " §	23,082,087	19,189,420
Provident Funding Mortgage Loan Trust 2.885% due 04/25/34 " §	5,842	5,815
RALI Trust 6.250% due 01/25/37 "	1,905,261	1,518,843
RBSSP Resecuritization Trust 6.250% due 12/26/36 " § ~	821,135	520,943
Reperforming Loan REMIC Trust 0.793% due 06/25/35 " § ~	3,382,679	3,015,914
Residential Asset Securitization Trust (IO) 4.497% due 11/25/35 " §	4,061,606	628,797
Residential Funding Mortgage Securities I Trust 3.154% due 09/25/35 " §	948,574	726,404
Residential Mortgage Securities PLC (United Kingdom) 1.722% due 06/15/46 " § ~	GBP 2,663,924	3,475,909
ResLoC UK PLC (United Kingdom) 0.433% due 12/15/43 " § ~	EUR 3,750,518	3,696,714
Sequoia Mortgage Trust 0.798% due 07/20/33 " §	$976,895	918,537
Structured Adjustable Rate Mortgage Loan Trust 2.762% due 01/25/35 " §	574,942	547,000
Structured Asset Mortgage Investments II Trust
0.663% due 05/25/36 " §	1,419,125	1,100,164
0.683% due 05/25/45 " §	329,640	287,937
0.698% due 07/19/35 " §	359,475	336,518
0.733% due 02/25/36 " §	1,404,885	1,150,150
Structured Asset Mortgage Investments Trust 1.108% due 09/19/32 " §	99,698	97,127
Suntrust Alternative Loan Trust (IO) 4.647% due 12/25/35 " §	10,734,262	1,572,789

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 12/25/45 " §	$82,786	$76,589
0.743% due 10/25/45 " §	86,630	80,751
1.800% due 08/25/42 " §	52,848	50,427
Washington Mutual Mortgage Pass-Through Certificates Trust
1.267% due 11/25/46 " §	2,353,472	1,697,063
5.750% due 01/25/36 "	3,099,743	2,720,557
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.397% due 11/25/35 " §	20,402,770	3,339,495
4.497% due 11/25/35 " §	5,547,760	1,024,397
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.535% due 02/25/33 " §	49,449	49,533
Wells Fargo Mortgage-Backed Securities Trust
2.785% due 10/25/33 " §	108,370	108,811
2.830% due 03/25/36 " §	187,324	177,952
2.853% due 12/25/34 " §	549,058	539,071
2.866% due 04/25/36 " §	1,403,925	1,371,745
2.989% due 07/25/36 " §	4,145,973	3,979,972
3.194% due 04/25/36 " §	258,026	38,819

		183,935,311

Fannie Mae - 32.0%

1.610% due 08/01/42 - 10/01/44 " §	1,495,573	1,525,285
1.914% due 03/01/33 " §	405,943	423,365
2.037% due 07/01/33 " §	23,017	24,038
2.112% due 01/01/36 " §	95,279	100,048
2.150% due 07/01/35 " §	2,187,602	2,313,045
2.155% due 07/01/33 " §	45,177	47,656
2.158% due 02/01/33 " §	365,875	385,697
2.165% due 08/01/35 " §	548,559	576,668
2.203% due 09/01/35 " §	279,871	289,797
2.226% due 12/01/34 - 08/01/36 " §	2,850,891	2,971,123
2.310% due 08/01/22 "	1,200,000	1,246,266
2.339% due 12/01/34 " §	6,514	6,889
2.346% due 11/01/34 " §	18,370	19,412
2.371% due 09/01/33 " §	50,094	52,116
2.396% due 01/01/34 " §	14,922	15,720
2.400% due 01/01/25 " §	49,422	51,092
2.425% due 02/01/33 " §	6,509	6,858
2.435% due 12/01/22 " §	16,225	16,813
2.450% due 11/01/23 " §	64	64
2.461% due 01/01/23 " §	70,191	72,703
2.539% due 04/01/35 " §	835,530	883,182
2.555% due 04/01/34 " §	59,531	60,292
2.595% due 04/01/27 " §	9,987	10,102
2.620% due 03/01/34 " §	14,221	15,104
2.668% due 11/01/34 " §	4,420,083	4,680,617
2.715% due 09/01/35 " §	170,546	180,282
2.732% due 08/01/34 " §	3,012	3,184
2.827% due 03/01/33 " §	17,346	18,097
2.870% due 09/01/27 "	4,800,000	4,991,522
3.000% due 04/01/27 - 08/01/46 "	154,931,061	160,654,156
3.125% due 06/01/34 " §	8,476	8,977
3.210% due 05/01/36 " §	42,654	44,832
3.330% due 11/01/21 "	367,356	397,529
3.500% due 07/01/31 - 08/01/46 "	251,000,000	264,771,304
3.501% due 05/01/36 " §	36,032	38,323
3.550% due 05/01/36 " §	1,375,464	1,464,455
4.000% due 02/01/17 - 08/01/46 "	341,965,922	366,164,109
4.500% due 03/01/18 - 08/16/46 "	96,040,164	104,635,562
4.650% due 09/01/34 " §	353,396	370,819
5.000% due 01/01/23 - 07/01/46 "	34,563,608	38,408,233
5.500% due 08/01/18 - 09/01/41 "	26,323,699	28,828,029
6.000% due 07/01/17 - 07/01/46 "	10,834,153	12,447,421
6.500% due 07/01/16 - 09/01/37 "	1,343,986	1,561,525

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
7.500% due 01/01/33 "	$31,166	$38,184
8.000% due 05/01/30 - 08/01/30 "	10,764	11,334
8.500% due 07/01/32 "	3,147	3,452

		1,000,835,281

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	58,587	57,386
7.430% due 10/01/20 - 11/01/22 "	16,684	16,343

		73,729

Freddie Mac - 2.9%

2.094% due 09/01/35 " §	391,411	413,748
2.472% due 01/01/28 " §	7,597	7,863
2.500% due 07/01/32 " §	9,733	10,181
2.829% due 05/01/23 " §	3,543	3,671
2.875% due 05/01/32 " §	3,312	3,418
2.881% due 03/01/32 " §	66,434	70,302
2.911% due 03/01/32 " §	108,059	114,718
2.928% due 06/01/17 " §	321	321
3.500% due 08/01/46 "	37,000,000	38,965,045
4.000% due 07/01/46 - 08/01/46 "	13,000,000	13,909,484
4.500% due 07/01/46 - 08/01/46 "	23,000,000	25,073,907
5.500% due 03/01/23 - 05/01/40 "	9,544,417	10,771,227
6.000% due 03/03/18 - 10/01/22 "	433,587	492,482
6.500% due 07/01/16 - 05/01/17 "	22,205	22,446
7.000% due 10/01/37 "	71,228	83,035

		89,941,848

Government National Mortgage Association - 1.8%

1.750% due 05/20/22 - 06/20/32 " §	1,226,704	1,264,557
1.875% due 07/20/23 - 09/20/32 " §	466,586	482,732
2.000% due 12/20/22 - 03/20/33 " §	1,760,888	1,823,819
2.375% due 09/20/22 - 07/20/24 " §	53,964	54,105
2.500% due 11/20/24 - 03/20/29 " §	153,692	158,348
3.000% due 08/20/20 " §	28,318	28,690
3.500% due 08/01/46 "	15,000,000	15,899,497
4.000% due 03/15/44 - 08/01/46 "	26,183,203	28,012,697
5.000% due 05/15/33 - 11/15/41 "	7,882,164	8,840,326
6.000% due 06/15/38 - 09/15/38 "	29,278	33,544
7.500% due 07/15/31 - 12/15/31 "	42,510	52,967
8.000% due 12/15/29 - 08/15/32 "	303,304	343,709
8.500% due 09/15/16 - 12/15/30 "	406,050	426,672
9.000% due 02/15/17 - 04/15/20 "	5,313	5,724
10.000% due 07/15/22 - 02/15/25 "	2,708	2,952

		57,430,339

Total Mortgage-Backed Securities (Cost $1,426,256,715)		1,439,556,279

ASSET-BACKED SECURITIES - 6.4%

ABFC Trust 1.003% due 07/25/35 " §	5,600,000	4,471,458
ACE Securities Corp Home Equity Loan Trust 1.113% due 11/25/35 " §	3,301,260	3,266,446
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.833% due 02/25/36 " §	2,934,460	2,025,374
Bear Stearns Asset-Backed Securities I Trust 0.563% due 04/25/31 " §	840,060	854,647
CIFC Funding Ltd (Cayman) 1.768% due 08/14/24 " § ~	19,000,000	19,027,420
Citigroup Mortgage Loan Trust
0.593% due 12/25/36 " §	10,523,862	9,603,315
0.603% due 12/25/36 " §	6,888,675	3,803,204
0.613% due 12/25/36 " § ~	3,755,265	2,420,310
Countrywide Asset-Backed Certificates
0.583% due 12/25/36 " §	8,362,144	7,571,631
0.593% due 06/25/47 " §	10,416,600	7,499,965
0.603% due 05/25/37 " §	3,372,700	3,078,352
0.903% due 03/25/47 " § ~	3,038,111	1,518,923
CWABS Asset-Backed Certificates Trust 0.603% due 02/25/37 " §	7,806,481	7,493,511

	Principal Amount	Value
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	$48,951	$53,761
EFS Volunteer No 2 LLC 1.326% due 07/26/27 " § ~	2,909,849	2,900,300
FBR Securitization Trust 1.218% due 09/25/35 " §	28,530,000	20,923,885
Hillmark Funding Ltd (Cayman) 0.904% due 05/21/21 " § ~	6,424,210	6,343,089
Home Equity Mortgage Loan Asset-Backed Trust 0.773% due 04/25/37 " §	7,738,685	5,479,365
Imc Home Equity Loan Trust 6.720% due 08/20/29 " §	3,774	3,753
IXIS Real Estate Capital Trust 0.553% due 01/25/37 " §	12,329,611	5,798,544
Jubilee I-R BV CDO (Netherlands) 0.128% due 07/30/24 " § ~	EUR 2,482,193	2,717,921
Lehman ABS Mortgage Loan Trust 0.543% due 06/25/37 " § ~	$1,537,629	924,801
Lehman XS Trust 0.623% due 02/25/37 " §	7,623,825	4,363,139
Long Beach Mortgage Loan Trust 0.603% due 09/25/36 " §	4,327,124	2,652,849
Malin BV CLO (Netherlands) 0.015% due 05/07/23 " § ~	EUR 976,845	1,071,731
Mastr Asset-Backed Securities Trust 0.703% due 04/25/36 " §	$10,790,760	4,569,492
Mid-State Trust VI 7.340% due 07/01/35 "	804,077	859,620
Mid-State Trust VIII 7.791% due 03/15/38 "	417,816	453,604
Morgan Stanley ABS Capital I Inc Trust
0.633% due 03/25/37 " §	3,549,054	1,772,868
0.703% due 03/25/37 " §	5,942,602	3,006,762
Navient Private Education Loan Trust 1.942% due 01/16/35 " § ~	6,272,967	6,291,214
Neptuno I BV CLO (Netherlands) 0.087% due 05/24/23 " § ~	EUR 3,085,384	3,381,106
Nissan Auto Receivables Owner Trust 0.630% due 05/15/17 "	$4,221,030	4,219,621
Option One Mortgage Loan Trust 0.673% due 02/25/37 " §	19,152,384	11,058,085
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.003% due 07/25/35 " §	6,700,000	5,171,883
Penta SA CLO (Luxembourg) 0.067% due 06/04/24 " § ~	EUR 352,927	388,930
People’s Choice Home Loan Securities Trust 0.973% due 12/25/35 " §	$1,710,445	1,564,501
RAAC Trust 1.103% due 06/25/47 " §	2,828,640	2,405,180
RASC Trust
0.613% due 11/25/36 " §	1,350,021	1,207,918
0.863% due 01/25/36 " §	3,500,000	3,153,619
Renaissance Home Equity Loan Trust 1.333% due 08/25/33 " §	228,123	212,787
Securitized Asset-Backed Receivables LLC Trust 1.113% due 08/25/35 " §	12,700,000	8,382,615
Soundview Home Loan Trust 0.563% due 02/25/37 " §	1,771,621	697,833
Structured Asset Investment Loan Trust 0.763% due 01/25/36 " §	10,000,000	7,576,292
Structured Asset Securities Corp Mortgage Loan Trust 0.723% due 03/25/36 " §	2,500,000	1,836,314
United States Small Business Administration 6.120% due 09/01/21 "	248,025	266,259
VOLT XXIX LLC 3.375% due 10/25/54 " § ~	6,276,351	6,249,153

Total Asset-Backed Securities (Cost $201,114,800)		200,593,350

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Fannie Mae 5.375% due 06/12/17 ‡	$5,300,000	$5,535,527
Freddie Mac 1.250% due 10/02/19 ‡	10,950,000	11,083,086

Total U.S. Government Agency Issues (Cost $16,395,943)		16,618,613

U.S. TREASURY OBLIGATIONS - 37.5%

U.S. Treasury Bonds - 15.2%

2.500% due 02/15/45	11,900,000	12,403,656
2.500% due 02/15/46	17,200,000	17,926,975
2.500% due 05/15/46	1,400,000	1,460,593
2.750% due 08/15/42	26,200,000	28,898,286
2.750% due 11/15/42	37,700,000	41,517,879
2.875% due 05/15/43	8,700,000	9,791,920
2.875% due 08/15/45	82,600,000	92,779,789
3.000% due 05/15/42	20,300,000	23,473,458
3.000% due 11/15/44	51,100,000	58,813,903
3.000% due 05/15/45	12,000,000	13,808,208
3.125% due 02/15/42	8,000,000	9,464,064
3.125% due 02/15/43	1,900,000	2,242,038
3.125% due 08/15/44	49,500,000	58,317,187
3.375% due 05/15/44 ‡	22,600,000	27,881,869
4.250% due 05/15/39	4,900,000	6,853,777
4.375% due 11/15/39	30,300,000	43,101,144
4.375% due 05/15/40	4,100,000	5,839,216
4.500% due 08/15/39	7,700,000	11,140,337
4.625% due 02/15/40	5,500,000	8,091,121

		473,805,420

U.S. Treasury Inflation Protected Securities - 18.1%

0.125% due 04/15/20 ^ ‡	1,327,989	1,359,295
0.125% due 01/15/22 ^	92,693,637	94,594,598
0.125% due 07/15/22 ^ ‡	33,704,748	34,502,607
0.125% due 07/15/24 ^	55,714,197	56,350,063
0.375% due 07/15/25 ^	18,662,245	19,236,090
0.625% due 01/15/26 ^	8,054,240	8,489,515
0.750% due 02/15/42 ^	4,023,022	4,043,190
0.750% due 02/15/45 ^	21,943,224	22,105,077
1.000% due 02/15/46 ^	2,927,898	3,167,295
1.375% due 02/15/44 ^	7,698,375	8,922,147
1.750% due 01/15/28 ^	76,852,154	89,981,576
2.000% due 01/15/26 ^	27,842,199	32,798,333
2.375% due 01/15/25 ^	56,983,039	68,119,975
2.375% due 01/15/27 ^	21,945,440	26,973,470
2.500% due 01/15/29 ^	65,627,558	83,288,459
3.625% due 04/15/28 ^	887,436	1,229,792
3.875% due 04/15/29 ^	7,275,950	10,496,460

		565,657,942

U.S. Treasury Notes - 4.2%

2.250% due 11/15/24 ‡	41,400,000	44,186,427
2.375% due 08/15/24 ‡	23,000,000	24,770,816
2.500% due 05/15/24	42,900,000	46,618,572
2.750% due 02/15/24 ‡	15,500,000	17,117,208

		132,693,023

Total U.S. Treasury Obligations (Cost $1,104,098,690)		1,172,156,385

FOREIGN GOVERNMENT BONDS & NOTES - 3.1%

Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,585,231
Italy Buoni Poliennali Del Tesoro (Italy)
1.600% due 06/01/26	EUR 5,700,000	6,480,646
5.000% due 03/01/25 ~	5,400,000	7,892,618

	Principal Amount	Value
Mexican Bonos (Mexico)
8.000% due 06/11/20	MXN 150,500,000	$9,021,579
8.500% due 12/13/18	220,000,000	13,009,163
Province of Ontario (Canada)
1.650% due 09/27/19	$17,200,000	17,441,333
3.150% due 06/02/22	CAD 11,300,000	9,625,751
4.000% due 06/02/21	16,300,000	14,278,570
4.400% due 04/14/20	$2,400,000	2,673,927
Province of Quebec (Canada)
2.750% due 08/25/21	3,600,000	3,815,507
3.500% due 07/29/20	2,400,000	2,604,847
3.500% due 12/01/22	CAD 1,900,000	1,651,432
4.250% due 12/01/21	7,500,000	6,687,333

Total Foreign Government Bonds & Notes (Cost $103,918,904)		96,767,937

MUNICIPAL BONDS - 4.9%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	7,444,456
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,420,766
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	6,824,400
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	9,421,128
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	2,331,927
City of Chicago IL ‘B’
5.630% due 01/01/22	3,500,000	3,567,550
7.750% due 01/01/42	5,600,000	5,690,496
City of Los Angeles CA Wastewater System Revenue ‘A’ 5.713% due 06/01/39	1,600,000	2,141,136
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	1,700,000	2,629,067
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	382,410
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	16,000,000	19,526,240
Municipal Electric Authority of Georgia 6.655% due 04/01/57	7,300,000	9,744,186
New York State Dormitory Authority 5.051% due 09/15/27	2,100,000	2,606,415
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,966,224
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,757,720
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	49,103,070
State of California
7.600% due 11/01/40	3,100,000	4,994,379
7.950% due 03/01/36	1,200,000	1,458,828
State of Iowa 6.750% due 06/01/34	1,000,000	1,153,190
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,275,000	7,889,302
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	7,400,000	10,180,994

Total Municipal Bonds (Cost $122,624,478)		154,233,884

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
PURCHASED OPTIONS - 0.1%
(See Note (h) in Notes to Schedule of Investments) (Cost $4,268,128)		$2,111,276

SHORT-TERM INVESTMENTS - 2.4%

Commercial Paper - 1.6%

American Electric Power Co Inc 0.800% due 07/21/16	$3,600,000	3,598,436
HP Inc
0.800% due 07/07/16	1,500,000	1,499,894
0.810% due 07/07/16	6,200,000	6,199,560
Schlumberger Holdings Corp 1.050% due 09/15/16	7,700,000	7,680,681
The Coca-Cola Co 0.870% due 01/06/17	4,600,000	4,581,670
Viacom Inc 1.230% due 07/27/16	3,000,000	2,998,308
Volvo Treasury North America LP 0.840% due 07/06/16	22,500,000	22,497,326

		49,055,875

U.S. Treasury Bills - 0.1%

0.142% due 07/21/16 ‡	222,000	221,978
0.238% due 07/21/16 ‡	1,444,000	1,443,860
0.415% due 12/08/16 ‡	342,000	341,565
0.422% due 12/08/16 ‡	262,000	261,667
0.437% due 12/08/16 ‡	39,000	38,950

		2,308,020

Repurchase Agreements - 0.7%

Barclays PLC 0.750% due 07/01/16 (Dated 06/30/16, repurchase price of $5,500,115; collateralized by U.S. Treasury Notes: 1.375% due 06/30/23 and value $5,624,938)	5,500,000	5,500,000
Barclays PLC 0.800% due 07/01/16 (Dated 06/30/16, repurchase price of $10,900,242; collateralized by Government National Mortgage Association: 3.500% due 06/20/46 and value $11,270,740)	10,900,000	10,900,000
Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $5,153,982; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $5,258,250)	5,153,978	5,153,978

		21,553,978

Total Short-Term Investments (Cost $72,915,588)		72,917,873

TOTAL INVESTMENTS - 132.6% (Cost $4,030,747,283)		4,146,783,126

OTHER ASSETS & LIABILITIES, NET - (32.6%)		(1,020,270,541)

NET ASSETS - 100.0%		$3,126,512,585

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	46.0%
U.S. Treasury Obligations	37.5%
Corporate Bonds & Notes	31.6%
Asset-Backed Securities	6.4%
Municipal Bonds	4.9%
Foreign Government Bonds & Notes	3.1%
Others (each less than 3.0%)	3.1%

	132.6%
Other Assets & Liabilities, Net	(32.6%	)

	100.0%

(b)	Investments with a total aggregate value of $2,014,196 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2016.

(c)	As of June 30, 2016, investments with a total aggregate value of $84,335,416 were fully or partially segregated with the broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)	The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the period ended June 30, 2016 was $986,775 at a weighted average interest rate of (2.000%). The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2016 was $1,596,173 at a weighted average interest rate of 0.525%.

(e)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (09/16)	756	$1,077,108
U.S. Treasury 5-Year Notes (09/16)	7,025	14,022,360
U.S. Treasury 10-Year Notes (09/16)	154	67,638
U.S. Treasury Long Bonds (09/16)	1,143	9,576,208

		24,743,314

Short Futures Outstanding
90-Day LIBOR Sterling (09/17)	334	(495,176)
90-Day LIBOR Sterling (03/18)	1,757	(2,322,605)
90-Day LIBOR Sterling (06/18)	1,225	(756,541)
Canada 10-Year Bonds (09/16)	200	(548,311)
Euro-Bund (09/16)	63	(290,910)
Eurodollar (03/17)	1,748	(4,365,744)
Eurodollar (09/17)	398	(351,993)
Eurodollar (12/17)	526	(671,227)
Eurodollar (03/18)	2,404	(6,286,664)
Eurodollar (06/18)	355	(530,147)
Eurodollar (09/18)	2,299	(2,724,962)
Eurodollar (12/18)	650	(827,016)
United Kingdom Gilt (09/16)	60	(483,676)

		(20,654,972)

Total Futures Contracts		$4,088,342

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(f)	A reverse repurchase agreement outstanding as of June 30, 2016 was as follows:

Counter- party	Collateral Pledged	Interest Rate		Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BRC	CSN Islands XI Corp 6.875% due 09/21/19	(2.000%	)	11/23/15	07/15/16	($760,584)	$763,000	($763,000)

(g)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	17,358,000	USD	12,792,317	08/16	BRC	$135,296
AUD	21,323,000	USD	16,019,437	08/16	CIT	(138,836)
AUD	22,467,000	USD	16,653,036	08/16	CIT	79,575
AUD	28,189,000	USD	20,952,188	08/16	JPM	41,962
BRL	171,600,000	USD	47,242,794	07/16	BNP	6,176,874
BRL	129,900,000	USD	40,469,811	07/16	JPM	(31,496)
BRL	136,563,666	USD	35,885,838	07/16	JPM	6,626,900
BRL	259,400,000	USD	77,019,751	07/16	MSC	3,732,358
BRL	41,700,000	USD	12,991,464	07/16	UBS	(10,111)
BRL	178,863,666	USD	52,294,730	08/16	JPM	2,903,290
BRL	1,390,702	USD	403,980	01/18	JPM	(27,047)
CAD	1,516,000	USD	1,158,862	07/16	JPM	14,558
CAD	42,136,713	USD	32,263,946	07/16	SGN	350,872
CNY	30,836,289	USD	4,709,988	08/16	SCB	(89,172)
CNY	18,399,083	USD	2,699,000	09/16	CIT	51,305
CNY	1,551,318	USD	227,000	09/16	UBS	4,892
CNY	19,950,401	USD	2,936,906	10/16	GSC	42,457
CNY	11,113,382	USD	1,663,057	10/16	SCB	(3,402)
CNY	62,442,157	USD	9,143,719	12/16	BNP	147,556
CNY	106,755,703	USD	15,640,514	12/16	DUB	243,831
DKK	32,038,000	USD	4,916,702	08/16	JPM	(129,822)
EUR	928,000	USD	1,028,694	08/16	BOA	2,567
EUR	9,480,000	USD	10,644,154	08/16	CIT	(109,295)
EUR	23,472,000	USD	26,815,422	08/16	GSC	(731,643)
EUR	28,673,000	USD	32,243,952	08/16	JPM	(380,447)
EUR	35,843,000	USD	39,772,396	08/16	UBS	58,929
GBP	12,067,000	USD	16,055,144	07/16	BOA	9,044
GBP	2,199,000	USD	3,216,768	07/16	CIT	(289,350)
GBP	23,409,000	USD	33,505,681	07/16	JPM	(2,342,462)
GBP	8,657,000	USD	12,426,567	07/16	UBS	(901,940)
GBP	8,816,000	USD	11,852,289	08/16	JPM	(113,173)
INR	16,298,370	USD	241,047	08/16	CIT	(1,478)
JPY	236,900,000	USD	2,181,456	08/16	BRC	115,300
JPY	11,175,100,000	USD	106,502,941	08/16	CIT	1,840,169
JPY	1,980,200,000	USD	18,108,891	08/16	GSC	1,089,239
JPY	546,000,000	USD	5,029,335	08/16	JPM	264,160
KRW	6,585,658,800	USD	5,579,000	08/16	BOA	129,379
KRW	31,789,800	USD	27,000	08/16	DUB	555
KRW	1,166,042,900	USD	988,000	08/16	HSB	22,714
KRW	7,417,739,200	USD	6,284,000	08/16	SCB	145,618
KRW	9,654,343,000	USD	8,180,000	08/16	SGN	188,282
MXN	57,639,000	USD	3,065,619	08/16	BNP	71,581
MXN	10,531,000	USD	562,606	08/16	BRC	10,579
MXN	10,367,000	USD	566,961	08/16	CIT	(2,702)
MXN	30,275,000	USD	1,631,390	08/16	CIT	16,431
MXN	13,162,000	USD	707,064	08/16	JPM	9,323
MYR	2,579,824	USD	632,000	07/16	BRC	14,816
MYR	5,924,608	USD	1,453,000	07/16	SCB	32,422
MYR	5,851,755	USD	1,429,000	08/16	BRC	37,783
MYR	6,479,390	USD	1,570,000	08/16	JPM	54,104
MYR	13,033,905	USD	3,154,000	08/16	SCB	113,039
MYR	8,245,965	USD	2,010,000	08/16	SGN	56,909
RUB	1,650,271,432	USD	25,613,401	07/16	JPM	122,593
RUB	1,531,585,986	USD	22,386,699	08/16	JPM	1,279,422
SGD	8,810,000	USD	6,480,334	08/16	CIT	56,996
SGD	5,498,000	USD	4,080,451	08/16	JPM	(742)
TWD	114,545,190	USD	3,543,000	08/16	SCB	19,300
TWD	27,887,790	USD	861,000	08/16	SGN	6,297
USD	2,311,048	AUD	3,129,000	08/16	BNP	(19,318)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	11,883,397	AUD	16,027,000	08/16	CIT	($52,935)
USD	12,460,314	AUD	16,792,000	08/16	GSC	(45,762)
USD	18,494,689	AUD	25,631,000	08/16	JPM	(594,355)
USD	53,461,275	BRL	171,600,000	07/16	BNP	41,607
USD	75,364,902	BRL	266,463,666	07/16	JPM	(7,586,150)
USD	72,118,849	BRL	259,400,000	07/16	MSC	(8,633,260)
USD	10,804,508	BRL	41,700,000	07/16	UBS	(2,176,845)
USD	38,080,977	BRL	129,700,000	08/16	MSC	(1,944,946)
USD	13,010,499	BRL	49,567,841	10/16	DUB	(2,001,620)
USD	406,757	BRL	1,390,702	01/18	BNP	29,823
USD	296,420	CAD	386,000	07/16	CIT	(2,353)
USD	33,296,202	CAD	43,652,713	07/16	JPM	(492,035)
USD	32,267,034	CAD	42,136,713	08/16	SGN	(351,444)
USD	2,941,236	CNY	19,950,401	09/16	GSC	(40,961)
USD	9,191,478	CNY	62,442,157	10/16	BNP	(133,539)
USD	9,538,000	CNY	63,375,241	12/16	HSB	108,918
USD	15,906,000	CNY	105,822,618	12/16	MSC	159,462
USD	12,326,879	DKK	81,295,000	07/16	JPM	195,548
USD	16,761,612	DKK	109,484,000	01/17	BOA	306,658
USD	19,892,391	DKK	130,880,000	04/17	UBS	144,312
USD	6,066,390	EUR	5,497,000	08/16	BNP	(42,272)
USD	9,814,900	EUR	8,611,000	08/16	CIT	245,736
USD	14,340,176	EUR	12,809,000	08/16	JPM	105,892
USD	26,550,668	EUR	23,972,000	08/16	UBS	(88,747)
USD	66,519,052	EUR	58,758,000	08/16	UBS	1,222,927
USD	3,085,747	GBP	2,105,000	07/16	BNP	283,467
USD	10,762,525	GBP	7,340,000	07/16	BOA	991,153
USD	4,213,947	GBP	2,974,000	07/16	CIT	254,811
USD	6,242,628	GBP	4,722,000	07/16	JPM	(43,532)
USD	39,599,220	GBP	27,502,000	07/16	JPM	2,987,196
USD	16,059,367	GBP	12,067,000	08/16	BOA	(8,682)
USD	12,481,519	JPY	1,360,900,000	08/16	GSC	(712,469)
USD	1,985,619	JPY	203,900,000	08/16	GSC	8,799
USD	102,353,627	JPY	11,050,445,592	08/16	HSB	(4,780,952)
USD	13,622,261	JPY	1,499,600,000	08/16	JPM	(916,430)
USD	1,645,000	KRW	1,927,611,000	08/16	BRC	(25,833)
USD	44,140,618	KRW	51,440,518,820	08/16	GSC	(447,477)
USD	1,926,000	KRW	2,252,457,000	08/16	HSB	(26,406)
USD	6,574,144	KRW	7,705,721,400	08/16	JPM	(105,093)
USD	1,677,903	KRW	1,954,874,070	08/16	MSC	(16,561)
USD	4,194,441	KRW	4,900,785,100	08/16	SCB	(53,507)
USD	7,626,122	KRW	8,892,057,720	08/16	SGN	(81,420)
USD	10,042,833	MXN	187,964,000	08/16	CIT	(187,753)
USD	27,526,173	MXN	497,805,521	08/16	HSB	431,398
USD	2,416,000	MYR	9,999,824	08/16	DUB	(90,526)
USD	11,799,161	MYR	48,059,342	08/16	UBS	(247,249)
USD	144,611	PHP	6,793,080	08/16	DUB	723
USD	24,447,560	RUB	1,650,271,432	07/16	UBS	(1,288,434)
USD	25,214,616	RUB	1,650,271,432	09/16	JPM	(110,822)
USD	39,082,359	SGD	53,191,000	08/16	CIT	(387,234)
USD	4,498,000	SGD	6,116,605	08/16	HSB	(40,736)
USD	5,161,000	SGD	7,121,974	08/16	JPM	(123,755)
USD	180,536	THB	6,359,387	08/16	CIT	(299)
USD	199,822	TRY	583,000	07/16	CIT	(1,585)
USD	5,243,663	TWD	169,291,650	08/16	BNP	(21,225)
USD	215,325	TWD	6,974,365	08/16	BOA	(1,575)
USD	7,050,580	TWD	227,945,256	08/16	JPM	(38,406)

Total Forward Foreign Currency Contracts						($5,429,914)

(h)	Purchased options outstanding as of June 30, 2016 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/13/16	MSC	$32,800,000	$276,545	$253,291
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/21/16	CIT	28,700,000	235,340	235,340
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	35,700,000	506,940	810,465

							1,018,825	1,299,096

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.150%	07/05/16	GSC	$269,100,000	$87,458	$27
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	CIT	416,300,000	154,110	42
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	GSC	658,800,000	239,913	66
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	MSC	178,200,000	61,479	18
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	16,100,000	1,587,800	490,738
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	170,157
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	147,342

							3,245,152	808,390

							$4,263,977	$2,107,486

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (09/16)	$115.50	08/26/16	CME	485	$4,151	$3,790

Total Purchased Options					$4,268,128	$2,111,276

(i)	Transactions in written options for the period ended June 30, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Notional Amount in AUD	Premium
Outstanding, December 31, 2015	-	1,637,900,000	-	35,700,000	-	$9,515,945
Call Options Written	2,434	619,100,000	15,300,000	152,900,000	129,300,000	6,552,199
Put Options Written	5,455	528,100,000	-	147,200,000	83,800,000	5,265,037
Call Options Exercised	(1,268)	(160,600,000)	-	(47,200,000)	(43,500,000)	(1,671,007)
Put Options Exercised	(2,231)	(47,600,000)	-	-	-	(1,242,402)
Call Options Expired	(1,166)	(539,900,000)	-	(44,000,000)	(46,100,000)	(4,304,050)
Put Options Expired	(2,715)	(1,062,000,000)	-	(120,700,000)	(65,100,000)	(5,325,742)
Call Options Closed	-	(341,000,000)	-	(29,400,000)	(6,200,000)	(1,100,016)
Put Options Closed	(4)	(47,700,000)	-	(29,300,000)	-	(533,315)

Outstanding, June 30, 2016	505	586,300,000	15,300,000	65,200,000	52,200,000	$7,156,649

(j)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Europe 25 5Y	1.050%	07/20/16	BRC	EUR 23,800,000	$43,892	($10,445)
Put - iTraxx Europe 25 5Y	1.150%	09/21/16	CIT	1,700,000	4,198	(4,198)
Put - iTraxx Europe 25 5Y	1.250%	09/21/16	DUB	3,700,000	11,068	(5,627)
Put - iTraxx Europe 25 5Y	1.250%	09/21/16	SGN	3,700,000	10,863	(5,627)

					$70,021	($25,897)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - AUD versus USD	$0.77	07/01/16	UBS	AUD 7,000,000	$34,346	($5)
Call - EUR versus USD	1.13	07/01/16	GSC	EUR 12,600,000	63,480	(14)
Call - AUD versus USD	0.75	07/13/16	CIT	AUD 11,900,000	64,634	(48,813)
Call - AUD versus USD	0.75	07/15/16	WBC	14,600,000	98,222	(60,301)
Call - EUR versus USD	1.13	07/27/16	GSC	EUR 19,700,000	108,828	(97,898)
Call - GBP versus USD	1.38	07/27/16	BNP	GBP 10,800,000	89,085	(60,716)
Call - MXN versus USD	MXN 19.65	07/27/16	GSC	$3,800,000	19,285	(7,414)
Call - MXN versus USD	20.00	07/27/16	GSC	6,300,000	46,935	(6,785)
Call - KRW versus USD	KRW 1,217.00	07/27/16	DUB	11,000,000	54,010	(12,859)
Call - KRW versus USD	1,207.00	08/02/16	BNP	8,400,000	41,748	(19,723)
Call - KRW versus USD	1,197.00	08/05/16	SGN	2,600,000	11,960	(9,721)
Call - JPY versus USD	JPY 105.00	08/08/16	GSC	11,100,000	81,385	(106,338)
Call - GBP versus USD	$1.38	08/09/16	BOA	GBP 4,500,000	40,383	(31,936)
Call - MXN versus USD	MXN 19.80	08/09/16	CSF	$7,500,000	50,625	(21,870)
Call - KRW versus USD	KRW 1,222.00	08/10/16	JPM	24,500,000	123,113	(53,655)
Call - KRW versus USD	1,196.00	08/12/16	SCB	6,700,000	39,195	(32,528)
Call - KRW versus USD	1,209.00	09/29/16	BNP	7,200,000	59,112	(62,698)
Call - RUB versus USD	RUB 87.00	12/08/16	HSB	7,100,000	305,122	(39,661)
Call - BRL versus USD	BRL 6.30	01/11/18	CSF	8,900,000	473,925	(103,783)

					1,805,393	(776,718)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - AUD versus USD	$0.71	07/01/16	BRC	AUD 7,000,000	$41,771	($5)
Put - KRW versus USD	KRW 1,133.00	07/11/16	SGN	$10,400,000	66,768	(15,995)
Put - KRW versus USD	1,150.00	07/15/16	GSC	7,600,000	56,810	(56,164)
Put - MXN versus USD	MXN 18.37	07/27/16	GSC	3,800,000	21,185	(66,667)
Put - MXN versus USD	18.50	07/27/16	GSC	6,300,000	41,580	(137,038)
Put - KRW versus USD	KRW 1,150.00	07/27/16	DUB	11,000,000	46,200	(115,302)
Put - KRW versus USD	1,159.00	07/29/16	SGN	10,200,000	62,730	(155,091)
Put - KRW versus USD	1,149.00	08/02/16	BNP	8,400,000	47,964	(94,987)
Put - KRW versus USD	1,139.00	08/05/16	SGN	2,600,000	13,390	(20,948)
Put - MXN versus USD	MXN 18.30	08/09/16	CSF	7,500,000	59,438	(132,548)
Put - AUD versus USD	$0.73	08/10/16	HSB	AUD 11,700,000	66,361	(64,659)
Put - KRW versus USD	KRW 1,153.00	08/10/16	JPM	$24,500,000	158,638	(358,166)
Put - KRW versus USD	1,138.00	08/12/16	SCB	6,700,000	40,200	(59,516)
Put - JPY versus USD	JPY 80.00	02/18/19	BOA	500,000	27,925	(10,486)

					750,960	(1,287,572)

					$2,556,353	($2,064,290)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($357)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(987)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(2,863)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(1,925)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(2,167)

						$659,650	($8,299)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	$35,700,000	$185,640	($278,046)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	35,700,000	323,085	(513,598)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.765%	12/13/16	MSC	65,600,000	279,620	(249,221)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.770%	12/21/16	CIT	57,400,000	235,340	(235,340)

							1,023,685	(1,276,205)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	48,100,000	1,120,191	(175,570)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,595	(258,062)

							2,697,786	(433,632)

							$3,721,471	($1,709,837)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - U.S. Treasury 10-Year Notes (08/16)	$132.00	07/22/16	CME	505	$149,154	($134,141)

Total Written Options					$7,156,649	($3,942,464)

(k)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	09/20/16	GSC	0.364%	$2,300,000	$4,025	($11,064)	$15,089
Mexico Government	1.000%	09/20/16	HSB	0.364%	400,000	700	2,214	(1,514)
Mexico Government	1.000%	09/20/16	JPM	0.364%	400,000	700	2,306	(1,606)
Mexico Government	1.000%	09/20/16	MSC	0.364%	4,600,000	8,051	(20,427)	28,478
Mexico Government	1.000%	09/20/16	UBS	0.364%	1,200,000	2,100	(5,265)	7,365

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen International Finance NV	1.000%	12/20/16	BOA	0.339%	EUR 3,200,000	$12,368	($23,180)	$35,548
Brazilian Government	1.000%	12/20/16	DUB	0.666%	$6,400,000	12,177	(81,139)	93,316
Mexico Government	1.000%	12/20/16	HSB	0.371%	300,000	994	2,930	(1,936)
Mexico Government	1.000%	12/20/16	JPM	0.371%	1,400,000	4,639	18,897	(14,258)
Brazilian Government	1.000%	03/20/17	BOA	0.756%	900,000	1,864	(9,607)	11,471
Volkswagen International Finance NV	1.000%	03/20/17	CIT	0.393%	EUR 3,600,000	18,908	39,569	(20,661)
Mexico Government	1.000%	06/20/17	GSC	0.475%	$300,000	1,631	(2,793)	4,424
Volkswagen International Finance NV	1.000%	12/20/17	BNP	0.561%	EUR 7,200,000	54,628	(137,744)	192,372
Petrobras Global Finance BV	1.000%	06/20/18	BNP	4.242%	$800,000	(48,991)	(115,723)	66,732
Petrobras Global Finance BV	1.000%	12/20/19	BNP	5.720%	1,900,000	(279,710)	(189,451)	(90,259)
Petrobras Global Finance BV	1.000%	12/20/19	GSC	5.720%	700,000	(103,051)	(73,272)	(29,779)
Petrobras Global Finance BV	1.000%	12/20/19	MSC	5.720%	2,200,000	(323,874)	(203,609)	(120,265)
Petrobras Global Finance BV	1.000%	03/20/20	HSB	5.888%	1,500,000	(242,122)	(273,727)	31,605
Mexico Government	1.000%	09/20/20	CIT	1.333%	15,000,000	(199,874)	(337,398)	137,524
The Goldman Sachs Group Inc	1.000%	09/20/20	CIT	0.958%	7,000,000	14,118	27,399	(13,281)
Mexico Government	1.000%	09/20/20	GSC	1.333%	10,000,000	(133,250)	(224,319)	91,069
Tesco PLC	1.000%	12/20/20	BRC	2.536%	EUR 5,000,000	(360,679)	(482,177)	121,498
Devon Energy Corp	1.000%	12/20/20	CIT	2.266%	$3,000,000	(158,213)	(480,128)	321,915
Tesco PLC	1.000%	06/20/21	BRC	2.720%	EUR 2,500,000	(221,646)	(254,892)	33,246
Tesco PLC	1.000%	06/20/21	CIT	2.720%	4,200,000	(372,365)	(418,620)	46,255
Ford Motor Credit Co	5.000%	06/20/21	JPM	1.403%	$1,000,000	171,142	157,293	13,849

						($2,135,730)	($3,093,927)	$958,197

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$3,761,546	$27,809	$-	$27,809
CMBX NA AAA 7	0.500%	01/17/47	MSC	18,700,000	(484,219)	(829,629)	345,410
CMBX NA AAA 3	0.080%	12/13/49	MSC	12,333,379	(26,870)	(84,792)	57,922
CMBX NA AAA 8	0.500%	10/17/57	GSC	15,500,000	(577,822)	(808,129)	230,307
CMBX NA AAA 8	0.500%	10/17/57	MER	7,000,000	(260,952)	(488,624)	227,672
CMBX NA BBB 6	3.000%	05/11/63	MER	8,800,000	(647,882)	(722,704)	74,822

					(1,969,936)	(2,933,878)	963,942

			Exchange
CDX HY 24 5Y	5.000%	06/20/20	ICE	1,862,000	113,328	18,620	94,708
CDX IG 26 5Y	1.000%	06/20/21	ICE	19,300,000	217,155	122,362	94,793
iTraxx Europe 25 5Y	1.000%	06/20/21	ICE	EUR 73,600,000	633,420	393,635	239,785
CDX HY 26 5Y	5.000%	06/20/21	ICE	$16,100,000	541,617	253,088	288,529
iTraxx Europe 25 5Y	5.000%	06/20/21	ICE	EUR 35,000,000	2,269,874	1,818,380	451,494

					3,775,394	2,606,085	1,169,309

					$1,805,458	($327,793)	$2,133,251

					($330,272)	($3,421,720)	$3,091,448

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	CME	4.060%	08/24/16	MXN 1,632,600,000	($33,122)	$177,720	($210,842)
28-Day MXN TIIE	CME	4.388%	07/28/17	307,600,000	(75,597)	-	(75,597)
28-Day MXN TIIE	CME	5.700%	01/18/19	103,000,000	82,409	249,280	(166,871)
28-Day MXN TIIE	CME	5.010%	10/10/19	38,500,000	(16,061)	26,871	(42,932)
28-Day MXN TIIE	CME	5.270%	02/05/20	627,300,000	(49,928)	(186,653)	136,725
28-Day MXN TIIE	CME	5.370%	02/19/21	34,700,000	(7,904)	-	(7,904)
28-Day MXN TIIE	CME	5.840%	09/14/21	248,100,000	178,841	672,927	(494,086)
28-Day MXN TIIE	CME	5.850%	12/21/21	51,100,000	36,388	140,389	(104,001)
28-Day MXN TIIE	CME	6.000%	06/07/22	384,300,000	389,257	111,929	277,328
28-Day MXN TIIE	CME	5.975%	09/16/22	192,900,000	172,646	-	172,646
3-Month USD-LIBOR	CME	2.250%	12/16/22	$10,000,000	709,032	(81,915)	790,947

					$1,385,961	$1,110,548	$275,413

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR	CME	1.500%	12/16/17	GBP 68,600,000	($1,294,915)	($153,872)	($1,141,043)
6-Month GBP-LIBOR	CME	1.000%	09/21/18	121,900,000	(1,629,346)	(184,310)	(1,445,036)
6-Month GBP-LIBOR	CME	1.250%	09/21/18	40,700,000	(814,291)	(315,101)	(499,190)
6-Month GBP-LIBOR	CME	1.500%	09/21/18	12,800,000	(341,096)	(20,845)	(320,251)
6-Month GBP-LIBOR	CME	0.750%	12/21/18	22,700,000	(159,654)	(23,382)	(136,272)
3-Month USD-LIBOR	CME	2.000%	12/16/19	$72,700,000	(2,877,074)	(350,742)	(2,526,332)
3-Month USD-LIBOR	LCH	2.000%	12/16/20	65,300,000	(3,086,673)	283,499	(3,370,172)
3-Month USD-LIBOR	CME	2.000%	06/15/21	54,400,000	(2,690,392)	(1,837,411)	(852,981)
3-Month USD-LIBOR	LCH	2.000%	06/15/21	74,500,000	(3,744,008)	(2,520,280)	(1,223,728)
3-Month USD-LIBOR	CME	1.450%	06/28/21	102,000,000	(338,355)	(183,600)	(154,755)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	173,100,000	(12,485,180)	32,270	(12,517,450)
3-Month CAD-CDOR	CME	2.700%	12/19/24	CAD 9,700,000	(990,963)	(667,273)	(323,690)
3-Month USD-LIBOR	CME	2.350%	08/05/25	$39,700,000	(3,828,721)	(222,320)	(3,606,401)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	22,800,000	(2,413,997)	(149,193)	(2,264,804)
3-Month USD-LIBOR	CME	2.250%	06/15/26	11,100,000	(903,926)	37,209	(941,135)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	57,400,000	(4,829,723)	13,037	(4,842,760)
3-Month USD-LIBOR	CME	2.750%	12/16/45	227,900,000	(48,117,614)	12,578,725	(60,696,339)
3-Month USD-LIBOR	CME	2.500%	06/15/46	11,300,000	(1,714,463)	(486,643)	(1,227,820)
3-Month USD-LIBOR	LCH	2.500%	06/15/46	27,000,000	(4,353,035)	(1,581,139)	(2,771,896)

					($96,613,426)	$4,248,629	($100,862,055)

					($95,227,465)	$5,359,177	($100,586,642)

Volatility Swaps – Receive Volatility

Referenced Entity	Volatility Exercise Rate	Expiration Date	Counter- party	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL versus USD	22.450%	07/13/16	GSC	$23,000	$99,665	$-	$99,665

Total Swap Agreements					($95,458,072)	$1,937,457	($97,395,529)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$987,928,226	$-	$987,928,226	$-
	Senior Loan Notes	3,899,303	-	3,899,303	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	107,339,771	-	107,339,771	-
	Collateralized Mortgage Obligations - Residential	183,935,311	-	183,935,311	-
	Fannie Mae	1,000,835,281	-	1,000,835,281	-
	Federal Housing Authority	73,729	-	-	73,729
	Freddie Mac	89,941,848	-	89,941,848	-
	Government National Mortgage Association	57,430,339	-	57,430,339	-

	Total Mortgage-Backed Securities	1,439,556,279	-	1,439,482,550	73,729

	Asset-Backed Securities	200,593,350	-	200,593,350	-
	U.S. Government Agency Issues	16,618,613	-	16,618,613	-
	U.S. Treasury Obligations	1,172,156,385	-	1,172,156,385	-
	Foreign Government Bonds & Notes	96,767,937	-	96,767,937	-
	Municipal Bonds	154,233,884	-	154,233,884	-
	Short-Term Investments	72,917,873	-	72,917,873	-
	Derivatives:
	Credit Contracts
	Swaps	4,111,248	-	4,111,248	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	33,837,707	-	33,837,707	-
	Swaps	99,665	-	99,665	-

	Total Foreign Currency Contracts	33,937,372	-	33,937,372	-

	Interest Rate Contracts
	Futures	24,743,314	24,743,314	-	-
	Purchased Options	2,111,276	3,790	2,107,486	-
	Swaps	1,568,573	-	1,568,573	-

	Total Interest Rate Contracts	28,423,163	24,747,104	3,676,059	-

	Total Assets - Derivatives	66,471,783	24,747,104	41,724,679	-

	Total Assets	4,211,143,633	24,747,104	4,186,322,800	73,729

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(25,897)	-	(25,897)	-
	Swaps	(4,441,520)	-	(4,441,520)	-

	Total Credit Contracts	(4,467,417)	-	(4,467,417)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(39,267,621)	-	(39,267,621)	-
	Written Options	(2,064,290)	-	(2,064,290)	-

	Total Foreign Currency Contracts	(41,331,911)	-	(41,331,911)	-

	Interest Rate Contracts
	Futures	(20,654,972)	(20,654,972)	-	-
	Written Options	(1,852,277)	(134,141)	(1,718,136)	-
	Swaps	(96,796,038)	-	(96,796,038)	-

	Total Interest Rate Contracts	(119,303,287)	(20,789,113)	(98,514,174)	-

	Total Liabilities - Derivatives	(165,102,615)	(20,789,113)	(144,313,502)	-

	Total Liabilities	(165,102,615)	(20,789,113)	(144,313,502)	-

	Total	$4,046,041,018	$3,957,991	$4,042,009,298	$73,729

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreement	($763,000)	$-	($763,000)	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.9%

Consumer Discretionary - 4.2%

AutoZone Inc
1.300% due 01/13/17	$1,970,000	$1,974,651
1.625% due 04/21/19	265,000	266,543
Brinker International Inc 2.600% due 05/15/18	1,820,000	1,842,424
Charter Communications Operating LLC 3.579% due 07/23/20 ~	2,940,000	3,076,716
Delphi Automotive PLC (United Kingdom) 3.150% due 11/19/20	2,940,000	3,027,406
Dollar General Corp 4.125% due 07/15/17	5,695,000	5,856,858
Dollar Tree Inc 5.250% due 03/01/20 ~	1,775,000	1,837,125
General Motors Co 3.500% due 10/02/18	1,905,000	1,962,396
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,182,031
JD.com Inc (China) 3.125% due 04/29/21	5,495,000	5,402,063
Lowe’s Cos Inc 1.256% due 09/14/18 §	740,000	746,593
McDonald’s Corp 2.100% due 12/07/18	625,000	639,985
Newell Brands Inc
2.050% due 12/01/17	5,110,000	5,153,159
2.150% due 10/15/18	1,455,000	1,471,212
2.600% due 03/29/19	3,285,000	3,373,225
The Interpublic Group of Cos Inc 2.250% due 11/15/17	4,095,000	4,124,357
Thomson Reuters Corp
1.300% due 02/23/17	3,645,000	3,646,195
1.650% due 09/29/17	3,370,000	3,385,488
Time Warner Cable Inc
5.850% due 05/01/17	1,385,000	1,434,018
6.750% due 07/01/18	2,865,000	3,144,527
8.250% due 04/01/19	2,280,000	2,649,194
Whirlpool Corp 1.350% due 03/01/17	1,185,000	1,187,191
Wyndham Worldwide Corp 2.950% due 03/01/17	2,095,000	2,112,851

		63,496,208

Consumer Staples - 2.7%

Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	6,430,000	6,543,123
Bunge Ltd Finance Corp
3.200% due 06/15/17	2,665,000	2,702,936
3.500% due 11/24/20	2,690,000	2,822,848
CVS Health Corp 1.900% due 07/20/18	5,000,000	5,077,385
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	3,000,000	3,014,799
Imperial Brands Finance PLC (United Kingdom)
2.050% due 02/11/18 ~	4,780,000	4,824,578
2.050% due 07/20/18 ~	1,380,000	1,396,167
Mead Johnson Nutrition Co 3.000% due 11/15/20	605,000	632,740
Reynolds American Inc
2.300% due 06/12/18	1,770,000	1,799,492
8.125% due 06/23/19	3,775,000	4,478,668
Tyson Foods Inc 2.650% due 08/15/19	4,055,000	4,168,905

	Principal Amount	Value
Walgreens Boots Alliance Inc 1.750% due 05/30/18	$2,700,000	$2,722,075
Wm Wrigley Jr Co 1.400% due 10/21/16 ~	1,105,000	1,106,764

		41,290,480

Energy - 5.7%

Anadarko Petroleum Corp 6.375% due 09/15/17	5,235,000	5,511,748
Cameron International Corp
1.150% due 12/15/16	850,000	851,541
1.400% due 06/15/17	2,875,000	2,876,785
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	1,989,000	2,046,633
China Shenhua Overseas Capital Co Ltd (China)
2.500% due 01/20/18 ~	3,235,000	3,255,387
3.125% due 01/20/20 ~	3,765,000	3,853,621
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	2,365,000	2,370,404
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,055,000	1,058,892
Concho Resources Inc 7.000% due 01/15/21	2,800,000	2,891,000
ConocoPhillips 5.200% due 05/15/18	300,000	321,240
ConocoPhillips Co 1.050% due 12/15/17	2,010,000	1,998,338
DCP Midstream Operating LP 2.500% due 12/01/17	6,075,000	5,953,500
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	1,590,000	1,594,452
Energy Transfer Partners LP
6.125% due 02/15/17	755,000	774,630
6.700% due 07/01/18	2,460,000	2,618,734
Enterprise Products Operating LLC
1.650% due 05/07/18	2,235,000	2,241,316
2.550% due 10/15/19	1,115,000	1,146,647
2.850% due 04/15/21	545,000	563,773
EOG Resources Inc 5.875% due 09/15/17	7,250,000	7,635,359
Hess Corp 1.300% due 06/15/17	2,010,000	1,997,036
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	1,215,000	1,282,955
6.000% due 02/01/17	690,000	706,137
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	1,745,000	1,836,759
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	2,200,000	2,223,254
Marathon Oil Corp 6.000% due 10/01/17	1,655,000	1,715,177
Murphy Oil Corp 3.500% due 12/01/17	6,560,000	6,543,029
Nabors Industries Inc 2.350% due 09/15/16	1,490,000	1,487,770
ONEOK Partners LP 3.200% due 09/15/18	385,000	389,783
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	2,745,000	2,763,284
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	760,000	764,560
3.500% due 07/23/20	1,715,000	1,717,761
Pioneer Natural Resources Co 5.875% due 07/15/16	8,515,000	8,526,632
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,060,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Spectra Energy Partners LP 2.950% due 09/25/18	$1,850,000	$1,886,451
Transocean Inc 6.800% due 12/15/16	1,740,000	1,763,925

		87,228,951

Financials - 16.6%

AerCap Ireland Capital Ltd (Netherlands) 3.950% due 02/01/22	2,875,000	2,882,188
Ally Financial Inc 3.250% due 11/05/18	2,890,000	2,893,612
American Campus Communities Operating Partnership LP 3.350% due 10/01/20	5,510,000	5,729,943
American Express Co 1.244% due 05/22/18 §	4,765,000	4,755,870
American International Group Inc 2.300% due 07/16/19	4,000,000	4,073,028
Aon PLC 2.800% due 03/15/21	2,680,000	2,755,954
Bank of America Corp
1.700% due 08/25/17	3,230,000	3,243,049
2.000% due 01/11/18	5,125,000	5,162,136
2.625% due 04/19/21	2,255,000	2,292,014
5.650% due 05/01/18	1,740,000	1,865,482
6.400% due 08/28/17	5,010,000	5,287,845
6.875% due 04/25/18	1,295,000	1,414,427
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	5,315,000	5,431,085
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	2,775,000	2,908,047
BB&T Corp 1.513% due 06/15/18 §	2,360,000	2,373,240
BPCE SA (France) 1.625% due 01/26/18	2,915,000	2,928,610
Capital One NA 2.350% due 08/17/18	2,365,000	2,399,820
Citigroup Inc
1.550% due 08/14/17	2,010,000	2,017,089
1.700% due 04/27/18	550,000	551,126
1.800% due 02/05/18	5,815,000	5,842,906
1.850% due 11/24/17	2,275,000	2,288,350
2.050% due 06/07/19	715,000	720,832
Citizens Bank NA
2.500% due 03/14/19	3,940,000	3,998,615
2.550% due 05/13/21	1,035,000	1,046,274
CNO Financial Group Inc 4.500% due 05/30/20	700,000	728,000
Commonwealth Bank of Australia (Australia) 1.750% due 11/02/18	4,378,000	4,410,918
Crown Castle International Corp REIT 3.400% due 02/15/21	1,175,000	1,228,034
Daimler Finance North America LLC (Germany) 2.375% due 08/01/18 ~	4,715,000	4,815,896
Discover Bank
2.000% due 02/21/18	250,000	250,909
2.600% due 11/13/18	1,960,000	1,990,576
7.000% due 04/15/20	5,550,000	6,326,728
Discover Financial Services 6.450% due 06/12/17	325,000	338,067
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	400,000	406,128
Fidelity National Financial Inc 6.600% due 05/15/17	4,650,000	4,845,514
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,508,176

	Principal Amount	Value
Ford Motor Credit Co LLC
1.684% due 09/08/17	$7,460,000	$7,478,680
2.021% due 05/03/19	1,145,000	1,155,618
3.000% due 06/12/17	5,985,000	6,071,507
General Motors Financial Co Inc
2.625% due 07/10/17	3,000,000	3,028,518
3.000% due 09/25/17	3,175,000	3,222,965
3.150% due 01/15/20	3,190,000	3,232,127
Hyundai Capital America
1.450% due 02/06/17 ~	5,585,000	5,592,484
2.000% due 07/01/19 ~	1,285,000	1,293,869
2.400% due 10/30/18 ~	3,000,000	3,042,927
2.500% due 03/18/19 ~	2,935,000	3,002,179
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,469,525
Intercontinental Exchange Inc
2.500% due 10/15/18	1,945,000	1,992,758
2.750% due 12/01/20	1,285,000	1,346,947
JPMorgan Chase & Co 2.000% due 08/15/17	6,185,000	6,243,720
Kimco Realty Corp REIT 6.875% due 10/01/19	400,000	461,610
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	1,185,000	1,201,915
Morgan Stanley
1.488% due 01/24/19 §	8,065,000	8,054,709
1.918% due 04/25/18 §	4,020,000	4,059,903
7.300% due 05/13/19	2,505,000	2,880,031
National Bank of Canada (Canada) 1.450% due 11/07/17	5,365,000	5,382,645
New York Life Global Funding 1.550% due 11/02/18 ~	4,990,000	5,038,044
Nissan Motor Acceptance Corp (Japan) 1.950% due 09/12/17 ~	1,000,000	1,008,108
Nordea Bank AB (Sweden) 1.875% due 09/17/18 ~	1,335,000	1,349,030
PACCAR Financial Corp 1.650% due 02/25/19	960,000	974,609
PNC Bank NA 1.800% due 11/05/18	5,000,000	5,062,295
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,232,118
Principal Life Global Funding II 1.500% due 04/18/19 ~	1,095,000	1,099,706
Regions Bank 7.500% due 05/15/18	1,228,000	1,347,333
Reinsurance Group of America Inc
5.625% due 03/15/17	2,165,000	2,227,324
6.450% due 11/15/19	505,000	577,097
S&P Global Inc 2.500% due 08/15/18	510,000	520,776
Santander Bank NA 2.000% due 01/12/18	1,245,000	1,244,758
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,690,000	1,680,323
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	3,230,000	3,218,433
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,650,827
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	7,500,000	7,554,825
The Bank of New York Mellon Corp 2.500% due 04/15/21	1,990,000	2,063,666
The Goldman Sachs Group Inc
2.000% due 04/25/19	2,155,000	2,179,216
2.750% due 09/15/20	780,000	797,027
2.900% due 07/19/18	1,165,000	1,196,079
5.950% due 01/18/18	1,555,000	1,657,136
6.150% due 04/01/18	4,825,000	5,203,270

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
The Huntington National Bank 2.200% due 11/06/18	$2,420,000	$2,450,969
Toyota Motor Credit Corp
1.400% due 05/20/19	4,000,000	4,028,360
1.550% due 07/13/18	2,145,000	2,166,263
Trinity Acquisition PLC 3.500% due 09/15/21	675,000	700,593
UBS Group Funding Jersey Ltd (Switzerland) 2.950% due 09/24/20 ~	3,815,000	3,883,937
Unum Group 3.000% due 05/15/21	3,730,000	3,826,159
Ventas Realty LP REIT
2.000% due 02/15/18	1,945,000	1,955,668
4.000% due 04/30/19	230,000	242,517
Volkswagen Group of America Finance LLC (Germany) 1.250% due 05/23/17 ~	1,730,000	1,725,116
WEA Finance LLC REIT (Australia)
2.700% due 09/17/19 ~	3,931,000	4,010,202
3.250% due 10/05/20 ~	515,000	536,540
XLIT Ltd (Ireland) 2.300% due 12/15/18	2,795,000	2,825,454

		254,158,903

Health Care - 4.5%

AbbVie Inc
1.750% due 11/06/17	5,000,000	5,031,250
1.800% due 05/14/18	6,860,000	6,911,532
2.300% due 05/14/21	1,705,000	1,727,854
Actavis Funding SCS 2.350% due 03/12/18	3,835,000	3,888,870
Actavis Inc 1.875% due 10/01/17	4,950,000	4,976,294
Aetna Inc 1.900% due 06/07/19	5,340,000	5,413,815
Agilent Technologies Inc 6.500% due 11/01/17	984,000	1,041,208
Anthem Inc 2.300% due 07/15/18	3,225,000	3,274,146
Baxalta Inc
1.427% due 06/22/18 §	975,000	964,973
2.000% due 06/22/18	400,000	400,396
Biogen Inc 2.900% due 09/15/20	1,135,000	1,184,129
Cardinal Health Inc 1.950% due 06/15/18	1,595,000	1,614,253
Catholic Health Initiatives
1.600% due 11/01/17	675,000	677,888
2.600% due 08/01/18	3,015,000	3,073,660
Celgene Corp
1.900% due 08/15/17	3,750,000	3,779,816
2.125% due 08/15/18	2,760,000	2,802,694
2.300% due 08/15/18	395,000	402,452
Express Scripts Holding Co
1.250% due 06/02/17	3,880,000	3,878,188
2.250% due 06/15/19	430,000	437,617
3.300% due 02/25/21	20,000	20,997
Humana Inc 7.200% due 06/15/18	689,000	763,310
McKesson Corp 1.400% due 03/15/18	5,000,000	5,010,740
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	2,045,726
Perrigo Co PLC 1.300% due 11/08/16	3,680,000	3,676,445
Perrigo Finance Unlimited Co 3.500% due 03/15/21	330,000	341,855
Thermo Fisher Scientific Inc 1.300% due 02/01/17	4,900,000	4,904,366

		68,244,474

	Principal Amount	Value
Industrials - 3.3%

ERAC USA Finance LLC
2.800% due 11/01/18 ~	$470,000	$481,959
6.375% due 10/15/17 ~	1,825,000	1,935,093
Experian Finance PLC (United Kingdom) 2.375% due 06/15/17 ~	1,025,000	1,030,549
Fortive Corp 1.800% due 06/15/19 ~	385,000	387,747
GATX Corp
1.250% due 03/04/17	2,630,000	2,626,854
2.375% due 07/30/18	1,240,000	1,254,146
2.600% due 03/30/20	1,855,000	1,845,443
3.500% due 07/15/16	706,000	706,415
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	1,912,000	1,928,283
Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	6,060,000	6,091,567
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,016,160
Kansas City Southern 2.350% due 05/15/20 ~	3,075,000	3,076,196
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	2,645,000	2,675,653
2.875% due 07/17/18 ~	2,025,000	2,063,309
3.200% due 07/15/20 ~	1,670,000	1,709,846
3.750% due 05/11/17 ~	600,000	611,476
Roper Technologies Inc
1.850% due 11/15/17	1,100,000	1,107,213
2.050% due 10/01/18	5,000,000	5,063,475
3.000% due 12/15/20	390,000	403,659
Southwest Airlines Co
2.750% due 11/06/19	4,080,000	4,221,086
5.750% due 12/15/16	2,050,000	2,089,924
Stanley Black & Decker Inc 2.451% due 11/17/18	5,400,000	5,520,577
United Technologies Corp 1.778% due 05/04/18 §	3,050,000	3,078,783

		50,925,413

Information Technology - 2.9%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	5,410,000	5,481,899
Amphenol Corp 1.550% due 09/15/17	1,335,000	1,335,809
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	3,380,000	3,380,453
Avnet Inc 6.625% due 09/15/16	1,110,000	1,121,241
Baidu Inc (China) 2.750% due 06/09/19	3,655,000	3,722,102
Cisco Systems Inc 1.600% due 02/28/19	130,000	132,008
Fidelity National Information Services Inc 1.450% due 06/05/17	1,635,000	1,633,453
Harris Corp 1.999% due 04/27/18	2,695,000	2,709,920
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	7,255,000	7,351,281
Keysight Technologies Inc 3.300% due 10/30/19	7,625,000	7,749,059
Oracle Corp 1.900% due 09/15/21 #	3,765,000	3,782,394
Tencent Holdings Ltd (China)
2.000% due 05/02/17 ~	3,070,000	3,087,263
2.875% due 02/11/20 ~	1,565,000	1,607,039
Xerox Corp 2.950% due 03/15/17	800,000	807,072

		43,900,993

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Materials - 1.1%

BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	$2,535,000	$2,542,311
INVISTA Finance LLC 4.250% due 10/15/19 ~	2,470,000	2,420,600
Kinross Gold Corp (Canada) 3.625% due 09/01/16	900,000	902,465
LyondellBasell Industries NV 5.000% due 04/15/19	5,000,000	5,417,570
Martin Marietta Materials Inc 1.731% due 06/30/17 §	3,025,000	3,015,904
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	2,930,000	3,071,771

		17,370,621

Telecommunication Services - 2.3%

AT&T Inc 2.300% due 03/11/19	2,830,000	2,892,619
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	1,000,000	1,022,132
CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,353,221
SBA Tower Trust
2.240% due 04/15/43 ~	3,520,000	3,531,332
2.933% due 12/15/42 ~	10,900,000	10,924,408
3.598% due 04/15/43 ~	2,775,000	2,795,995
Verizon Communications Inc 3.650% due 09/14/18	4,245,000	4,462,993

		34,982,700

Utilities - 2.6%

Dominion Resources Inc
2.125% due 02/15/18 ~	2,960,000	2,961,674
2.962% due 07/01/19 §	890,000	906,695
Exelon Corp 1.550% due 06/09/17	1,695,000	1,698,337
Exelon Generation Co LLC 2.950% due 01/15/20	1,900,000	1,956,210
Monongahela Power Co 5.700% due 03/15/17 ~	580,000	596,812
NextEra Energy Capital Holdings Inc 2.300% due 04/01/19	760,000	775,246
NiSource Finance Corp
6.400% due 03/15/18	55,000	59,560
6.800% due 01/15/19	2,434,000	2,738,661
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	220,000	228,921
PPL Capital Funding Inc 1.900% due 06/01/18	3,775,000	3,790,108
San Diego Gas & Electric Co 1.914% due 02/01/22	1,692,859	1,694,969
Sempra Energy 2.300% due 04/01/17	1,600,000	1,613,550
Southern Power Co
1.500% due 06/01/18	4,655,000	4,680,458
1.850% due 12/01/17	580,000	585,289
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	2,815,000	3,040,465
The Southern Co
1.550% due 07/01/18	2,600,000	2,618,286
1.850% due 07/01/19	3,490,000	3,536,717
2.350% due 07/01/21	1,950,000	1,990,644
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	3,745,000	3,753,295

		39,225,897

Total Corporate Bonds & Notes (Cost $695,207,228)		700,824,640

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 20.3%

Collateralized Mortgage Obligations - Commercial - 6.6%

BAMLL Commercial Mortgage Securities Trust 2.808% due 06/15/28 " § ~	$1,675,000	$1,704,977
Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	255,000	256,360
6.000% due 02/10/51 " §	210,000	218,879
Citigroup Commercial Mortgage Trust
1.353% due 02/10/48 "	2,330,593	2,339,622
1.392% due 07/10/47 "	1,319,553	1,325,110
1.485% due 10/10/47 "	581,138	584,683
1.637% due 06/10/48 "	1,458,949	1,473,315
1.643% due 09/10/58 "	760,094	767,237
Commercial Mortgage Trust
1.285% due 02/13/32 " § ~	1,720,000	1,709,374
1.324% due 11/10/47 "	1,516,645	1,521,715
1.415% due 08/10/47 "	2,586,538	2,593,170
1.442% due 07/15/47 "	1,941,342	1,951,813
1.445% due 12/10/47 "	2,254,930	2,267,191
1.494% due 12/10/47 "	672,395	676,307
1.569% due 03/10/48 "	664,488	669,659
1.604% due 10/10/48 "	1,120,640	1,129,466
1.667% due 07/10/50 "	1,018,296	1,028,315
3.221% due 10/10/53 "	2,855,000	3,029,932
CSAIL Commercial Mortgage Trust
1.454% due 06/15/57 "	3,889,933	3,910,957
1.684% due 04/15/50 "	709,991	713,046
1.717% due 08/15/48 "	1,435,694	1,443,221
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	3,357,879	3,370,641
1.426% due 08/25/17 "	5,587,974	5,606,639
GS Mortgage Securities Trust
1.528% due 02/10/48 "	3,510,751	3,527,833
1.593% due 07/10/48 "	791,673	798,435
JPMBB Commercial Mortgage Securities Trust
1.414% due 02/15/48 "	2,951,364	2,958,632
1.445% due 10/15/48 "	3,779,342	3,787,053
1.451% due 09/15/47 "	1,586,545	1,592,935
1.539% due 11/15/47 "	527,408	530,311
1.596% due 01/15/48 "	5,851,817	5,889,364
1.626% due 05/15/48 "	666,548	670,695
1.650% due 09/15/47 "	1,357,628	1,367,875
1.738% due 07/15/48 "	3,716,632	3,751,580
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	1,478,105	1,476,852
Morgan Stanley Bank of America Merrill Lynch Trust
1.551% due 08/15/47 "	2,954,098	2,973,083
1.573% due 12/15/47 "	3,935,965	3,967,359
1.686% due 10/15/47 "	1,641,978	1,657,842
1.706% due 05/15/48 "	1,368,121	1,382,785
Morgan Stanley Capital I Trust 1.638% due 05/15/48 "	1,010,556	1,021,110
Wells Fargo Commercial Mortgage Trust
1.437% due 12/15/47 "	4,711,789	4,730,000
1.454% due 02/15/48 "	2,751,806	2,761,896
1.471% due 04/15/50 "	2,648,396	2,658,298
1.531% due 05/15/48 "	1,149,754	1,155,666
1.568% due 12/15/47 "	738,907	743,066
1.730% due 02/15/48 "	5,272,779	5,320,024
3.020% due 07/15/58 "	2,675,000	2,804,658
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47 "	493,533	495,042
1.479% due 09/15/57 "	1,885,468	1,894,388
1.663% due 10/15/57 "	1,083,464	1,093,724

		101,302,135

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 3.8%

Bear Stearns Adjustable Rate Mortgage Trust
2.721% due 04/25/34 " §	$163,245	$162,009
3.254% due 11/25/34 " §	666,238	644,140
Bear Stearns ALT-A Trust 1.093% due 04/25/34 " §	406,165	390,302
Chase Mortgage Finance Trust
2.875% due 02/25/37 " §	1,223,292	1,211,251
2.888% due 02/25/37 " §	1,494,509	1,476,984
2.932% due 02/25/37 " §	487,472	487,367
2.941% due 02/25/37 " §	508,743	489,976
3.032% due 02/25/37 " §	208,691	206,473
Countrywide Home Loan Mortgage Pass-Through Trust 2.693% due 11/20/34 " §	349,847	334,387
Fannie Mae 5.000% due 08/25/19 "	1,247,481	1,286,695
Fannie Mae Connecticut Avenue Securities
2.553% due 11/25/24 - 08/25/28 " §	3,330,874	3,346,288
2.603% due 09/25/28 " §	1,517,896	1,536,421
Freddie Mac 7.000% due 09/15/30 "	518,039	586,267
Freddie Mac Structured Agency Credit Risk Debt Notes
1.553% due 05/25/25 " §	642,603	642,717
1.596% due 12/25/27 " §	911,930	913,284
1.603% due 05/25/28 " §	842,714	843,371
1.703% due 03/25/28 " §	791,444	791,532
1.803% due 04/25/28 " §	1,067,688	1,069,751
1.903% due 09/25/24 - 07/25/28 " §	4,586,346	4,607,323
2.103% due 10/25/24 " §	18,814	18,825
2.203% due 09/25/28 " §	738,345	740,918
GS Mortgage-Backed Securities Trust 2.492% due 07/25/44 " § ~	509,498	515,939
HarborView Mortgage Loan Trust 0.788% due 06/20/35 " §	622,875	567,932
JPMorgan Mortgage Trust
2.827% due 07/25/35 " §	893,686	904,515
2.948% due 07/25/35 " §	206,166	206,238
Lanark Master Issuer PLC (United Kingdom) 1.154% due 12/22/54 " § ~	4,021,624	4,020,732
MASTR Adjustable Rate Mortgages Trust 2.013% due 09/25/34 " §	750,780	691,605
Merrill Lynch Mortgage Investors Trust 2.839% due 12/25/35 " §	5,582,000	5,396,318
Sequoia Mortgage Trust 1.561% due 11/20/34 " §	475,281	455,087
Structured Adjustable Rate Mortgage Loan Trust
2.902% due 06/25/34 " §	1,847,422	1,845,527
2.927% due 05/25/34 " §	451,335	456,866
2.983% due 11/25/34 " §	1,061,641	1,047,892
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.558% due 07/25/33 " §	270,086	264,979
Towd Point Mortgage Trust
2.750% due 02/25/55 " § ~	1,099,879	1,117,592
2.750% due 04/25/55 " § ~	2,089,501	2,120,700
2.750% due 05/25/55 " § ~	1,869,697	1,898,145
2.750% due 08/25/55 " § ~	1,306,901	1,328,434
3.000% due 02/25/55 " § ~	1,299,084	1,320,652
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 07/25/45 " §	2,257,432	2,128,118
0.773% due 08/25/45 " §	1,458,046	1,351,188
2.503% due 09/25/35 " §	7,630,626	7,408,941
2.785% due 06/25/34 " §	409,294	412,850

	Principal Amount	Value
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	$315,793	$331,495
Wells Fargo Mortgage-Backed Securities Trust 2.996% due 08/25/33 " §	784,137	804,602

		58,382,628

Fannie Mae - 8.2%

2.353% due 01/01/35 " §	18,550	19,288
2.500% due 07/19/31 "	3,715,000	3,843,864
2.581% due 06/01/33 " §	927,088	977,161
2.589% due 02/01/33 " §	91,672	97,163
2.628% due 04/01/33 " §	137,273	141,882
2.733% due 04/01/35 " §	341,779	356,752
2.862% due 06/01/35 " §	571,900	609,213
2.875% due 05/01/33 " §	46,268	46,772
2.930% due 02/01/33 " §	235,355	249,860
3.500% due 01/01/27 - 03/01/46 "	25,407,402	26,867,567
4.000% due 07/01/25 - 09/01/43 "	33,318,567	35,734,135
4.500% due 05/01/25 - 02/01/45 "	30,181,110	32,702,092
5.000% due 07/01/24 - 07/01/35 "	3,556,898	3,908,773
5.500% due 01/01/18 - 06/01/39 "	9,442,032	10,590,058
6.000% due 01/01/18 - 10/01/40 "	5,730,589	6,547,163
6.500% due 05/01/33 "	951,834	1,160,400
7.000% due 05/01/33 - 06/01/33 "	329,299	366,427

		124,218,570

Freddie Mac - 0.7%

2.457% due 02/01/35 " §	400,378	423,862
2.464% due 09/01/35 " §	1,401,635	1,487,038
2.647% due 08/01/35 " §	1,309,005	1,380,951
2.850% due 03/01/35 " §	609,993	644,181
4.000% due 08/01/26 "	4,197,809	4,477,321
5.500% due 03/01/18 - 06/01/41 "	1,413,147	1,570,800

		9,984,153

Government National Mortgage Association - 1.0%

1.875% due 09/20/34 " §	1,026,117	1,070,117
2.000% due 01/20/35 " §	1,839,480	1,925,428
3.500% due 03/20/43 "	4,436,972	4,740,614
4.000% due 10/20/45 "	3,897,756	4,170,944
5.000% due 12/20/34 - 02/20/40 "	887,822	992,792
5.500% due 07/15/20 "	327,466	343,271
6.000% due 01/15/22 - 07/15/36 "	2,213,077	2,478,067

		15,721,233

Total Mortgage-Backed Securities (Cost $307,392,735)		309,608,719

ASSET-BACKED SECURITIES - 19.6%

Ally Auto Receivables Trust
1.720% due 04/15/21 "	5,200,000	5,248,749
3.150% due 10/15/18 " ~	1,345,000	1,346,197
American Express Credit Account Master Trust 1.260% due 01/15/20 "	4,350,000	4,368,475
AmeriCredit Automobile Receivables
1.700% due 07/08/20 "	1,055,000	1,062,234
1.810% due 10/08/20 "	360,000	363,200
AmeriCredit Automobile Receivables Trust
1.260% due 11/08/19 "	6,865,000	6,868,341
1.270% due 01/08/20 "	3,665,000	3,669,410
1.600% due 07/08/19 "	2,930,000	2,935,668
1.600% due 11/09/20 "	1,255,000	1,261,155
ARI Fleet Lease Trust 1.820% due 07/15/24 " ~	2,775,000	2,780,622
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 " ~	3,390,000	3,401,057

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Ascentium Equipment Receivables Trust 1.750% due 11/13/18 " ~	$350,000	$350,714
Avis Budget Rental Car Funding AESOP LLC 2.460% due 07/20/20 " ~	3,015,000	3,059,881
Barclays Dryrock Issuance Trust 2.410% due 07/15/22 "	2,470,000	2,543,183
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	2,875,000	2,894,285
Capital Auto Receivables Asset Trust
1.260% due 05/21/18 "	4,304,491	4,307,370
1.320% due 06/20/18 "	1,731,294	1,732,294
1.480% due 11/20/18 "	3,040,000	3,046,783
1.620% due 03/20/19 "	2,940,000	2,948,326
1.730% due 09/20/19 "	1,265,000	1,273,887
1.730% due 04/20/20 "	1,120,000	1,126,809
1.940% due 01/21/20 "	2,000,000	2,023,951
CarMax Auto Owner Trust
1.380% due 11/15/19 "	2,375,000	2,385,029
1.610% due 03/15/19 "	2,500,000	2,503,508
1.610% due 11/16/20 "	2,340,000	2,362,440
1.690% due 08/15/19 "	435,000	436,484
1.810% due 07/15/20 "	1,450,000	1,469,514
1.930% due 11/15/19 "	620,000	620,876
CCG Receivables Trust
1.060% due 11/15/21 " ~	914,895	914,156
1.460% due 11/14/18 " ~	1,480,000	1,481,745
1.690% due 09/14/22 " ~	2,650,000	2,655,625
Chase Issuance Trust 1.370% due 06/15/21 "	11,145,000	11,210,223
CNH Equipment Trust
1.370% due 07/15/20 "	3,050,000	3,060,866
1.480% due 04/15/21 "	1,650,000	1,657,154
DB Master Finance LLC 3.262% due 02/20/45 " ~	6,670,563	6,750,465
Diamond Resorts Owner Trust
2.270% due 05/20/26 " ~	872,248	870,336
2.540% due 05/20/27 " ~	1,667,027	1,672,447
2.730% due 07/20/27 " ~	788,719	793,940
2.990% due 05/22/28 " ~	909,620	926,107
Discover Card Execution Note Trust
1.390% due 04/15/20 "	6,065,000	6,104,477
1.640% due 07/15/21 "	5,735,000	5,813,853
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	2,859,156	2,953,323
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	1,075,690	1,075,136
Enterprise Fleet Financing LLC
1.300% due 09/20/20 " ~	4,422,972	4,418,487
1.590% due 02/22/21 " ~	2,710,820	2,714,871
1.830% due 09/20/21 " ~	5,290,000	5,291,100
2.090% due 02/22/21 " ~	1,435,000	1,448,223
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	56,600	56,571
Ford Credit Auto Lease Trust 1.100% due 11/15/17 "	2,505,000	2,505,112
Ford Credit Auto Owner Trust
1.160% due 11/15/19 "	2,010,000	2,014,275
1.390% due 07/15/20 "	810,000	815,217
1.600% due 06/15/21 "	2,640,000	2,675,463
Ford Credit Floorplan Master Owner Trust
1.400% due 08/15/19 "	6,760,000	6,772,318
1.420% due 01/15/20 "	3,795,000	3,803,689
GE Dealer Floorplan Master Note Trust
0.828% due 07/20/19 " §	6,760,000	6,745,979
0.898% due 10/20/19 " §	6,980,000	6,972,551
GM Financial Automobile Leasing Trust
1.620% due 09/20/19 "	1,875,000	1,890,208
1.690% due 03/20/19 "	2,765,000	2,789,129
1.760% due 03/20/20 "	1,755,000	1,760,569

	Principal Amount	Value
GMF Floorplan Owner Revolving Trust
1.650% due 05/15/20 " ~	$1,610,000	$1,612,909
1.960% due 05/17/21 " ~	5,155,000	5,178,807
2.410% due 05/17/21 " ~	610,000	612,187
2.850% due 05/17/21 " ~	235,000	236,126
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	1,577,224	1,576,421
GreatAmerica Leasing Receivables Funding LLC 1.730% due 06/20/19 " ~	1,635,000	1,634,051
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	1,708,074	1,682,618
Hyundai Auto Lease Securitization Trust
1.520% due 10/15/19 " ~	3,035,000	3,042,993
1.600% due 07/15/19 " ~	810,000	814,065
1.650% due 08/15/19 " ~	5,405,000	5,436,365
1.680% due 04/15/20 " ~	190,000	190,575
Hyundai Auto Receivables Trust 1.560% due 09/15/20 "	470,000	474,073
John Deere Owner Trust
1.320% due 06/17/19 "	1,480,000	1,485,790
1.360% due 04/15/20 "	1,615,000	1,621,650
Kubota Credit Owner Trust 1.540% due 03/15/19 " ~	9,745,000	9,797,305
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19 "	1,875,000	1,879,200
MMAF Equipment Finance LLC
0.870% due 01/08/19 " ~	7,832,463	7,821,512
1.390% due 10/16/19 " ~	2,465,000	2,468,868
1.480% due 06/15/20 " ~	1,530,000	1,535,198
Motor PLC (United Kingdom) 0.933% due 08/25/21 " § ~	215,174	215,188
MVW Owner Trust
2.150% due 04/22/30 " ~	472,731	469,395
2.250% due 09/22/31 " ~	1,592,623	1,568,582
2.520% due 12/20/32 " ~	560,102	560,122
Nationstar HECM Loan Trust
2.239% due 06/25/26 " ~	1,255,000	1,255,000
2.981% due 02/25/26 " ~	375,879	376,795
Nissan Auto Lease Trust 1.650% due 10/15/21 "	9,980,000	10,013,880
Nissan Auto Receivables Owner Trust
1.320% due 01/15/21 "	345,000	347,633
1.340% due 10/15/20 "	1,405,000	1,412,843
Nissan Master Owner Trust Receivables 1.440% due 01/15/20 "	7,380,000	7,408,600
OneMain Financial Issuance Trust
3.660% due 02/20/29 " ~	835,000	855,787
4.100% due 03/20/28 " ~	890,000	918,788
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 " ~	971,368	969,726
2.300% due 10/20/31 " ~	1,293,405	1,297,836
2.400% due 03/22/32 " ~	2,414,335	2,421,609
2.430% due 06/20/32 " ~	1,341,548	1,356,217
2.580% due 09/20/32 " ~	1,611,721	1,626,777
SLM Student Loan Trust
2.138% due 04/25/23 " §	968,347	968,586
2.288% due 07/25/22 " §	115,000	115,159
2.338% due 07/25/23 " §	1,285,115	1,286,558
SMART ABS Trust (Australia)
0.950% due 02/14/18 "	2,242,280	2,238,658
0.990% due 08/14/17 "	775,473	774,876
1.180% due 02/14/19 "	698,156	697,004
1.660% due 08/14/19 "	2,645,000	2,643,992
Synchrony Credit Card Master Note Trust
1.600% due 04/15/21 "	3,315,000	3,329,937
1.610% due 11/15/20 "	6,505,000	6,548,083
1.690% due 03/15/21 "	4,340,000	4,352,554
1.910% due 11/15/20 "	2,250,000	2,249,537
2.370% due 03/15/23 "	3,894,000	4,013,701

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20 "	$1,830,000	$1,840,475
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	5,895,000	5,883,590
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	4,130,000	4,106,494
Volvo Financial Equipment LLC 1.670% due 02/18/20 " ~	815,000	816,648
Wendys Funding LLC 3.371% due 06/15/45 " ~	4,307,450	4,344,404
Wheels SPV LLC
0.840% due 03/20/23 " ~	867,567	866,028
1.270% due 04/22/24 " ~	565,864	565,044

Total Asset-Backed Securities (Cost $297,890,328)		298,820,876

U.S. TREASURY OBLIGATIONS - 12.9%

U.S. Treasury Notes - 12.9%

0.625% due 04/30/18	51,000,000	51,047,838
0.750% due 01/31/18	29,110,000	29,191,857
0.875% due 11/15/17	96,740,000	97,159,464
0.875% due 07/15/18	5,590,000	5,621,226
1.625% due 11/30/20	3,920,000	4,035,840
1.750% due 09/30/19 ‡	10,055,000	10,371,964

		197,428,189

Total U.S. Treasury Obligations (Cost $196,678,539)		197,428,189

MUNICIPAL BONDS - 0.7%

State Board of Administration Finance Corp FL ‘A’
1.298% due 07/01/16	6,475,000	6,475,000
2.163% due 07/01/19	2,230,000	2,295,450
University of California 0.957% due 07/01/41 §	1,915,000	1,915,268

Total Municipal Bonds (Cost $10,620,000)		10,685,718

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $17,045,009; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $17,388,275)	17,044,995	17,044,995

Total Short-Term Investment (Cost $17,044,995)		17,044,995

TOTAL INVESTMENTS - 100.5% (Cost $1,524,833,825)		1,534,413,137

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(8,266,372)

NET ASSETS - 100.0%		$1,526,146,765

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	45.9%
Mortgage-Backed Securities	20.3%
Asset-Backed Securities	19.6%
U.S. Treasury Obligations	12.9%
Others (each less than 3.0%)	1.8%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	As of June 30, 2016, an investment with a value of $125,846 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (09/16)	126	$194,906
U.S. Treasury 5-Year Notes (09/16)	8	688

		195,594

Short Futures Outstanding
U.S. Treasury 10-Year Notes (09/16)	115	(415,977)

Total Futures Contracts		($220,383)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$700,824,640	$-	$700,824,640	$-
	Mortgage-Backed Securities	309,608,719	-	309,608,719	-
	Asset-Backed Securities	298,820,876	-	297,565,876	1,255,000
	U.S. Treasury Obligations	197,428,189	-	197,428,189	-
	Municipal Bonds	10,685,718	-	10,685,718	-
	Short-Term Investment	17,044,995	-	17,044,995	-
	Derivatives:
	Interest Rate Contracts
	Futures	195,594	195,594	-	-

	Total Assets	1,534,608,731	195,594	1,533,158,137	1,255,000

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(415,977)	(415,977)	-	-

	Total Liabilities	(415,977)	(415,977)	-	-

	Total	$1,534,192,754	($220,383)	$1,533,158,137	$1,255,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.9%

Argentina - 0.1%

YPF SA 8.500% due 03/23/21 ~	$850,000	$914,005

Azerbaijan - 0.7%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	1,300,000	1,407,250
State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	1,847,000	1,775,625
6.950% due 03/18/30 ~	1,250,000	1,310,625

		4,493,500

Bangladesh - 0.1%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	297,000	313,335

Barbados - 0.3%

Columbus International Inc 7.375% due 03/30/21 ~	1,810,000	1,918,148

Brazil - 2.4%

Marfrig Holdings Europe BV 6.875% due 06/24/19 ~	1,790,000	1,799,845
8.000% due 06/08/23 ~	600,000	613,800
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	335,000	346,216
Minerva Luxembourg SA 7.750% due 01/31/23 ~	300,000	307,500
12.250% due 02/10/22 ~	1,550,000	1,681,750
Oi SA 9.750% due 09/15/16 ~	BRL 1,138,000	59,339
Petrobras Global Finance BV 3.000% due 01/15/19	$1,240,000	1,151,960
5.375% due 01/27/21	1,493,000	1,381,025
5.750% due 01/20/20	1,685,000	1,629,732
6.250% due 03/17/24	668,000	595,990
6.850% due 06/05/15	318,000	243,270
6.875% due 01/20/40	1,496,000	1,222,382
8.375% due 05/23/21	335,000	346,557
8.750% due 05/23/26	355,000	358,312
Vale Overseas Ltd 4.375% due 01/11/22	312,000	293,186
4.625% due 09/15/20	573,000	557,959
5.625% due 09/15/19	248,000	255,440
5.875% due 06/10/21	1,502,000	1,507,632
6.875% due 11/21/36	303,000	280,275
6.875% due 11/10/39	630,000	576,639

		15,208,809

Chile - 1.2%

Banco del Estado de Chile 3.875% due 02/08/22 ~	400,000	425,875
4.125% due 10/07/20 ~	475,000	506,420
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	820,000	880,364
3.875% due 11/03/21 ~	870,000	923,881
4.875% due 11/04/44 ~	1,905,000	1,929,045
5.625% due 10/18/43 ~	465,000	524,316
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	500,000	541,819
6.250% due 07/08/19 ~	695,000	764,522
VTR Finance BV 6.875% due 01/15/24 ~	1,195,000	1,194,379

		7,690,621

	Principal Amount	Value
China - 1.5%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	$1,640,000	$1,716,145
Central China Real Estate Ltd 8.750% due 01/23/21 ~	772,000	807,973
China Hongqiao Group Ltd 6.875% due 05/03/18 ~	773,000	788,420
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	900,000	944,889
China SCE Property Holdings Ltd 10.000% due 07/02/20 ~	530,000	587,803
CIFI Holdings Group Co Ltd 7.750% due 06/05/20 ~	200,000	215,168
Favor Sea Ltd 11.750% due 02/04/19 ~	1,005,000	768,825
Franshion Development Ltd 6.750% due 04/15/21 ~	960,000	1,100,781
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	1,310,000	1,396,477
6.300% due 11/12/40 ~	485,000	643,588
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	680,000	769,294

		9,739,363

Colombia - 0.3%

Banco de Bogota SA 6.250% due 05/12/26 ~	327,000	333,540
Ecopetrol SA 7.625% due 07/23/19	575,000	662,688
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	COP 2,668,000,000	653,970

		1,650,198

Costa Rica - 0.4%

Banco de Costa Rica 5.250% due 08/12/18 ~	$690,000	708,113
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	950,000	970,900
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	630,000	497,700
6.950% due 11/10/21 ~	200,000	208,000

		2,384,713

Dominican Republic - 0.5%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 ~	3,055,000	3,267,323

Ecuador - 1.5%

EP PetroEcuador 6.270% due 09/24/19 § ~	10,222,105	9,659,889

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	870,000	963,525

Hong Kong - 0.2%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	850,000	936,556

India - 0.2%

Export-Import Bank of India 4.000% due 08/07/17 ~	370,000	379,387
4.000% due 01/14/23 ~	1,110,000	1,168,666

		1,548,053

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Indonesia - 0.5%

Majapahit Holding BV 7.750% due 01/20/20 ~	$650,000	$744,575
8.000% due 08/07/19 ~	780,000	893,100
P.T. Pertamina Persero 6.000% due 05/03/42 ~	682,000	691,202
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	679,000	740,463

		3,069,340

Jamaica - 0.9%

Digicel Group Ltd 7.125% due 04/01/22 ~	798,000	597,503
8.250% due 09/30/20 ~	5,360,000	4,502,400
Digicel Ltd 6.000% due 04/15/21 ~	911,000	790,292

		5,890,195

Kazakhstan - 3.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,837,000	1,800,627
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	487,000	515,246
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	568,000	594,980
6.950% due 07/10/42 ~	1,921,000	1,973,827
Kazkommertsbank JSC 5.500% due 12/21/22 ~	1,697,606	1,140,859
6.875% due 02/13/17	EUR 1,555,000	1,670,310
7.500% due 11/29/16 ~	$1,375,000	1,363,313
8.500% due 05/11/18 ~	2,050,000	1,899,915
KazMunayGas National Co JSC 5.750% due 04/30/43 ~	1,202,000	1,120,745
6.375% due 04/09/21 ~	920,000	1,009,700
7.000% due 05/05/20 ~	1,725,000	1,886,357
9.125% due 07/02/18 ~	920,000	1,023,500
Zhaikmunai LLP 6.375% due 02/14/19 ~	1,666,000	1,472,611
7.125% due 11/13/19 ~	1,831,000	1,611,280

		19,083,270

Luxembourg - 0.5%

Altice Financing SA 6.625% due 02/15/23 ~	760,000	749,071
7.500% due 05/15/26 ~	745,000	733,825
Millicom International Cellular SA 6.000% due 03/15/25 ~	839,000	821,171
6.625% due 10/15/21 ~	580,000	597,661

		2,901,728

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	640,000	715,177
Petronas Capital Ltd 5.250% due 08/12/19 ~	925,000	1,023,702
7.875% due 05/22/22 ~	290,000	374,669
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	875,000	974,225

		3,087,773

Mexico - 2.2%

Cemex Finance LLC 9.375% due 10/12/22 ~	1,154,000	1,275,170
Cemex SAB de CV 6.500% due 12/10/19 ~	635,000	674,688
7.250% due 01/15/21 ~	1,918,000	2,028,669
7.750% due 04/16/26 ~	665,000	699,913
Comision Federal de Electricidad 4.875% due 01/15/24 ~	1,100,000	1,160,500
5.750% due 02/14/42 ~	1,105,000	1,139,531

	Principal Amount	Value
Elementia SAB de CV 5.500% due 01/15/25 ~	$619,000	$620,548
Petroleos Mexicanos 5.500% due 06/27/44	1,028,000	933,989
5.625% due 01/23/46	1,517,000	1,388,434
6.000% due 03/05/20	390,000	420,615
6.500% due 06/02/41	1,051,000	1,069,392
6.875% due 08/04/26 ~	1,650,000	1,848,825
7.190% due 09/12/24 ~	MXN 11,530,000	571,050

		13,831,324

Netherlands - 0.5%

GTH Finance BV 6.250% due 04/26/20 ~	$1,990,000	2,068,635
7.250% due 04/26/23 ~	383,000	400,235
New World Resources NV 8.000% PIK due 04/07/20 ~ +	EUR 1,069,226	–
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$611,000	667,517

		3,136,387

Nigeria - 0.1%

Access Bank PLC 9.250% due 06/24/21 § ~	430,000	334,411

Peru - 0.1%

InRetail Shopping Malls 6.500% due 07/09/21 ~	595,000	621,775

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	950,000	1,082,561
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	1,405,000	1,907,278

		2,989,839

Russia - 2.4%

Alfa Bank AO 7.500% due 09/26/19 ~	310,000	339,072
Credit Bank of Moscow 7.700% due 02/01/18 ~	320,000	334,400
8.700% due 11/13/18 ~	1,202,000	1,242,243
Gazprom Neft OAO 4.375% due 09/19/22 ~	1,933,000	1,913,854
Gazprom OAO 8.625% due 04/28/34 ~	495,000	627,198
9.250% due 04/23/19 ~	361,000	417,184
Sberbank of Russia 5.250% due 05/23/23 ~	1,050,000	1,040,812
5.500% due 02/26/24 § ~	1,260,000	1,243,557
SCF Capital Ltd 5.375% due 06/16/23 ~	1,314,000	1,323,474
TMK OAO 6.750% due 04/03/20 ~	785,000	803,581
Vimpel Communications 7.748% due 02/02/21 ~	480,000	532,054
Vnesheconombank 5.450% due 11/22/17 ~	590,000	609,130
5.942% due 11/21/23 ~	1,660,000	1,738,933
6.025% due 07/05/22 ~	846,000	895,961
6.800% due 11/22/25 ~	1,424,000	1,563,951
6.902% due 07/09/20 ~	486,000	527,691

		15,153,095

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Singapore - 0.2%

Puma International Financing SA 6.750% due 02/01/21 ~	$1,115,000	$1,113,082
STATS ChipPAC Pte Ltd 8.500% due 11/24/20 ~	200,000	208,000

		1,321,082

South Africa - 0.8%

Eskom Holdings SOC Ltd 5.750% due 01/26/21 ~	2,040,000	2,027,760
6.750% due 08/06/23 ~	1,773,000	1,757,043
7.125% due 02/11/25 ~	1,180,000	1,171,917

		4,956,720

Ukraine - 0.6%

MHP SA 8.250% due 04/02/20 ~	1,539,000	1,462,050
Oschadbank 9.625% due 03/20/25 § ~	480,000	457,200
Ukraine Railways 9.875% due 09/15/21 ~	245,000	227,850
Ukreximbank 9.750% due 01/22/25 ~	1,391,000	1,331,882

		3,478,982

United Arab Emirates - 0.3%

Emirates Airline 4.500% due 02/06/25 ~	419,999	429,369
Emirates NBD Ltd 6.375% § ± ~	340,000	348,466
Topaz Marine SA 8.625% due 11/01/18 ~	886,000	840,070

		1,617,905

Venezuela - 4.2%

Petroleos de Venezuela SA 5.125% due 10/28/16	5,058,280	4,603,288
5.250% due 04/12/17 ~	5,341,000	3,364,296
5.375% due 04/12/27 ~	792,000	278,150
8.500% due 11/02/17 ~	23,110,733	16,224,359
9.000% due 11/17/21 ~	1,760,581	761,011
9.750% due 05/17/35 ~	2,003,498	811,917
12.750% due 02/17/22 ~	852,000	436,224

		26,479,245

Vietnam - 0.0%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	250,000	258,750

Total Corporate Bonds & Notes (Cost $163,417,849)		168,899,859

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 ~ +	EUR 1,083,325	-

Total Convertible Corporate Bonds & Notes (Cost $743,296)		-

	Principal Amount	Value
SENIOR LOAN NOTES - 1.0%

United Arab Emirates - 1.0%

Dubai Drydocks LLC 0.100% due 10/18/27 §	$3,287,262	$591,707
4.631% due 10/18/17 §	1,364,801	1,055,445
Term B 4.000% due 10/18/17 §	EUR 195,453	151,150
Dubai World Term B1 due 09/30/18 µ	$80,949	66,136
2.000% due 09/30/18 §	5,460,993	4,461,631

		6,326,069

Total Senior Loan Notes (Cost $6,811,631)		6,326,069

FOREIGN GOVERNMENT BONDS & NOTES - 60.5%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	1,140,000	1,134,300

Argentina - 1.5%

Argentine Republic Government 2.500% due 12/31/38 §	3,612,197	2,447,263
6.875% due 04/22/21 ~	1,730,000	1,851,100
7.500% due 04/22/26 ~	2,225,000	2,417,462
7.625% due 04/22/46 ~	1,034,000	1,120,856
8.280% due 12/31/33 Y	1,384,713	1,543,013

		9,379,694

Azerbaijan - 0.2%

Republic of Azerbaijan 4.750% due 03/18/24 ~	974,000	988,610

Belarus - 0.6%

Belarus International 8.950% due 01/26/18 ~	3,788,000	3,956,566

Brazil - 8.7%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	808,000	856,480
Brazil Letras do Tesouro Nacional 12.143% due 01/01/20	BRL 7,780,000	1,620,395
12.292% due 01/01/19	44,061,000	10,257,079
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/21	30,401,000	8,848,695
10.000% due 01/01/23	18,856,000	5,386,325
10.000% due 01/01/25	41,678,000	11,658,825
10.000% due 01/01/27	27,474,000	7,607,783
Brazilian Government 2.625% due 01/05/23	$1,130,000	1,032,820
4.250% due 01/07/25	1,554,000	1,528,747
4.875% due 01/22/21	705,000	744,480
5.000% due 01/27/45	1,965,000	1,768,500
5.625% due 01/07/41	481,000	467,772
6.000% due 04/07/26	937,000	1,016,645
7.125% due 01/20/37	834,000	944,505
8.250% due 01/20/34	569,000	698,447
8.875% due 04/15/24	450,000	568,125

		55,005,623

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Cameroon - 0.0%

Republic of Cameroon 9.500% due 11/19/25 ~	$200,000	$203,000

Chile - 0.2%

Chile Government 3.125% due 01/21/26	346,000	358,110
6.000% due 01/01/20 ~	CLP 485,000,000	781,713

		1,139,823

Colombia - 4.1%

Colombia Government 4.000% due 02/26/24	$970,000	1,016,075
5.000% due 06/15/45	1,260,000	1,316,700
5.625% due 02/26/44	1,369,000	1,526,435
6.125% due 01/18/41	2,175,000	2,533,875
7.375% due 09/18/37	900,000	1,176,750
8.125% due 05/21/24	1,345,000	1,738,412
11.750% due 02/25/20	1,290,000	1,706,025
Colombian TES 5.000% due 11/21/18	COP 26,350,000,000	8,736,820
7.000% due 05/04/22	18,284,200,000	6,277,521

		26,028,613

Costa Rica - 0.2%

Costa Rica Government 4.250% due 01/26/23 ~	$761,000	728,658
4.375% due 04/30/25 ~	400,000	377,000
5.625% due 04/30/43 ~	400,000	346,000

		1,451,658

Croatia - 1.2%

Croatia Government 6.000% due 01/26/24 ~	2,350,000	2,569,196
6.375% due 03/24/21 ~	1,594,000	1,742,680
6.625% due 07/14/20 ~	1,745,000	1,907,198
6.750% due 11/05/19 ~	950,000	1,036,070

		7,255,144

Dominican Republic - 1.9%

Dominican Republic 5.500% due 01/27/25 ~	1,840,000	1,881,400
5.875% due 04/18/24 ~	1,729,000	1,811,128
6.600% due 01/28/24 ~	1,375,000	1,498,750
6.850% due 01/27/45 ~	1,870,000	1,944,800
6.875% due 01/29/26 ~	400,000	442,400
7.450% due 04/30/44 ~	1,560,000	1,723,800
7.500% due 05/06/21 ~	2,125,000	2,366,187

		11,668,465

Ecuador - 2.4%

Ecuador Government 7.950% due 06/20/24 ~	4,264,000	3,741,660
10.500% due 03/24/20 ~	11,195,000	11,139,025

		14,880,685

Egypt - 0.2%

Egypt Government 5.875% due 06/11/25 ~	640,000	563,200
6.875% due 04/30/40 ~	570,000	476,343

		1,039,543

El Salvador - 0.5%

El Salvador Government 5.875% due 01/30/25 ~	470,000	423,000
6.375% due 01/18/27 ~	295,000	268,450
7.375% due 12/01/19 ~	470,000	473,525

	Principal Amount	Value
7.625% due 02/01/41 ~	$278,000	$247,420
7.650% due 06/15/35 ~	880,000	787,600
8.250% due 04/10/32 ~	685,000	662,738

		2,862,733

Ethiopia - 0.4%

Ethiopia International 6.625% due 12/11/24 ~	2,370,000	2,221,875

Gabon - 0.4%

Gabon Government 6.375% due 12/12/24 ~	2,577,300	2,229,365
6.950% due 06/16/25 ~	200,000	175,492

		2,404,857

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,130,000	1,246,622

Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	1,590,000	1,665,525

Hungary - 2.6%

Hungary Government 4.125% due 02/19/18	1,902,000	1,965,603
5.375% due 02/21/23	2,574,000	2,856,381
5.375% due 03/25/24	1,438,000	1,608,762
5.500% due 06/24/25	HUF 432,990,000	1,816,135
5.750% due 11/22/23	$2,536,000	2,891,357
6.250% due 01/29/20	1,595,000	1,771,608
7.625% due 03/29/41	2,274,000	3,302,985

		16,212,831

Indonesia - 3.2%

Indonesia Government 3.750% due 06/14/28 ~	EUR 686,000	773,419
4.125% due 01/15/25 ~	$750,000	782,971
4.875% due 05/05/21 ~	976,000	1,062,120
5.125% due 01/15/45 ~	1,190,000	1,266,979
5.875% due 03/13/20 ~	751,000	837,053
5.950% due 01/08/46 ~	456,000	538,459
6.875% due 01/17/18 ~	1,430,000	1,538,816
7.750% due 01/17/38 ~	330,000	449,465
11.625% due 03/04/19 ~	1,009,000	1,248,348
Indonesia Treasury 5.625% due 05/15/23	IDR 3,184,000,000	214,426
7.000% due 05/15/22	6,368,000,000	467,225
8.250% due 07/15/21	37,220,000,000	2,940,038
8.250% due 05/15/36	15,772,000,000	1,266,745
8.750% due 05/15/31	48,183,000,000	4,008,125
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$620,000	641,700
4.550% due 03/29/26 ~	1,150,000	1,204,625
6.125% due 03/15/19 ~	754,000	829,400

		20,069,914

Ivory Coast - 1.7%

Ivory Coast Government 5.375% due 07/23/24 ~	1,825,000	1,720,063
5.750% due 12/31/32 § ~	9,908,910	9,249,571

		10,969,634

Jamaica - 0.1%

Jamaica Government 7.875% due 07/28/45	850,000	909,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Kazakhstan - 1.0%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	$1,480,000	$1,361,600
Kazakhstan Government 4.875% due 10/14/44 ~	790,000	770,242
5.125% due 07/21/25 ~	2,030,000	2,230,199
6.500% due 07/21/45 ~	1,400,000	1,631,546

		5,993,587

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	810,000	751,332

Lebanon - 1.2%

Lebanon Government 5.150% due 11/12/18 ~	272,000	272,778
5.450% due 11/28/19 ~	803,000	794,729
6.000% due 01/27/23 ~	464,000	451,286
6.100% due 10/04/22 ~	1,716,000	1,683,224
6.375% due 03/09/20	1,300,000	1,324,128
6.600% due 11/27/26 ~	1,597,000	1,549,090
8.250% due 04/12/21 ~	1,519,000	1,640,642

		7,715,877

Lithuania - 0.8%

Lithuania Government 6.125% due 03/09/21 ~	1,340,000	1,563,780
6.625% due 02/01/22 ~	1,155,000	1,397,471
7.375% due 02/11/20 ~	1,715,000	2,025,758

		4,987,009

Malaysia - 0.3%

Malaysia Government 3.418% due 08/15/22	MYR 886,000	216,363
3.480% due 03/15/23	263,000	64,774
3.900% due 11/30/26	289,000	72,666
4.181% due 07/15/24	2,495,000	639,076
4.254% due 05/31/35	324,000	80,367
4.392% due 04/15/26	198,000	51,403
4.498% due 04/15/30	3,010,000	776,485
4.736% due 03/15/46	651,000	164,742

		2,065,876

Mexico - 5.0%

Mexican Bonos 4.750% due 06/14/18	MXN 46,000,000	2,512,460
6.500% due 06/10/21	89,600,000	5,126,841
6.500% due 06/09/22	55,460,000	3,175,179
8.000% due 06/11/20	76,100,000	4,561,742
8.000% due 12/07/23	44,710,000	2,783,702
Mexican Udibonos 4.000% due 06/13/19 ^	83,341,580	4,828,852
Mexico Government 4.000% due 03/15/15	EUR 2,048,000	2,118,788
4.600% due 01/23/46	$2,456,000	2,600,290
4.750% due 03/08/44	1,452,000	1,568,160
5.550% due 01/21/45	708,000	850,485
5.750% due 10/12/10	916,000	1,019,050
6.050% due 01/11/40	470,000	593,962

		31,739,511

Morocco - 0.6%

Morocco Government 4.250% due 12/11/22 ~	2,481,000	2,604,497
5.500% due 12/11/42 ~	1,307,000	1,417,278

		4,021,775

	Principal Amount	Value
Namibia - 0.1%

Namibia Government 5.250% due 10/29/25 ~	$640,000	$654,400

Oman - 0.1%

Oman Government 4.750% due 06/15/26 ~	657,000	653,489

Pakistan - 1.2%

Pakistan Government 6.750% due 12/03/19 ~	1,440,000	1,511,595
6.875% due 06/01/17 ~	1,414,000	1,449,340
7.250% due 04/15/19 ~	1,826,000	1,923,662
8.250% due 04/15/24 ~	1,206,000	1,274,422
8.250% due 09/30/25 ~	1,110,000	1,178,343

		7,337,362

Panama - 0.8%

Panama Government 4.000% due 09/22/24	770,000	831,600
4.300% due 04/29/53	1,240,000	1,280,300
6.700% due 01/26/36	1,084,000	1,449,850
7.125% due 01/29/26	185,000	244,662
8.875% due 09/30/27	560,000	827,400
9.375% due 04/01/29	443,000	680,005

		5,313,817

Paraguay - 0.1%

Paraguay Government 4.625% due 01/25/23 ~	890,000	934,500

Peru - 1.6%

Peruvian Government 5.625% due 11/18/50	1,682,000	2,094,090
5.700% due 08/12/24 ~	PEN 2,805,000	857,269
6.950% due 08/12/31 ~	3,485,000	1,134,471
7.350% due 07/21/25	$2,027,000	2,766,855
8.200% due 08/12/26 ~	PEN 1,790,000	636,265
8.750% due 11/21/33	$1,822,000	2,874,205

		10,363,155

Philippines - 1.6%

Philippine Government 3.900% due 11/26/22	PHP 38,000,000	810,461
4.000% due 01/15/21	$939,000	1,029,147
4.950% due 01/15/21	PHP 14,000,000	311,736
6.250% due 01/14/36	18,000,000	431,969
6.375% due 10/23/34	$1,049,000	1,529,437
7.750% due 01/14/31	1,260,000	1,961,849
9.500% due 02/02/30	1,545,000	2,648,580
10.625% due 03/16/25	670,000	1,104,511

		9,827,690

Poland - 0.9%

Poland Government 2.500% due 07/25/26	PLN 2,578,000	631,729
3.000% due 03/17/23	$354,000	360,744
3.250% due 07/25/25	PLN 7,672,000	2,012,117
4.000% due 10/25/23	6,393,000	1,772,736
5.000% due 03/23/22	$785,000	884,685

		5,662,011

Romania - 1.2%

Romanian Government 4.375% due 08/22/23 ~	3,176,000	3,404,402
6.125% due 01/22/44 ~	240,000	300,380
6.750% due 02/07/22 ~	3,212,000	3,808,469

		7,513,251

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Senegal - 0.1%

Senegal Government 8.750% due 05/13/21 ~	$728,000	$798,980

Serbia - 0.5%

Serbia Government 4.875% due 02/25/20 ~	1,140,000	1,177,711
5.875% due 12/03/18 ~	1,390,000	1,475,902
7.250% due 09/28/21 ~	450,000	516,150

		3,169,763

South Africa - 4.1%

South Africa Government 4.875% due 04/14/26	650,000	675,594
5.500% due 03/09/20	1,709,000	1,847,725
5.875% due 05/30/22	1,444,000	1,609,338
6.250% due 03/31/36	ZAR 12,560,000	614,641
6.875% due 05/27/19	$2,205,000	2,459,898
7.000% due 02/28/31	ZAR 68,674,890	3,827,832
7.750% due 02/28/23	39,490,000	2,575,953
8.000% due 01/31/30	30,270,000	1,865,734
8.250% due 03/31/32	27,890,000	1,725,389
8.500% due 01/31/37	33,910,000	2,094,562
8.750% due 01/31/44	31,960,000	1,990,319
8.750% due 02/28/48	47,760,000	2,964,116
10.500% due 12/21/26	19,730,000	1,491,606

		25,742,707

Thailand - 0.5%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 25,159,453	678,222
3.400% due 06/17/36	64,860,000	2,136,142
4.675% due 06/29/44	9,850,000	389,447

		3,203,811

Turkey - 2.6%

Turkey Government 3.000% due 02/23/22 ^	TRY 5,522,329	2,007,160
3.250% due 03/23/23	$640,000	621,610
4.875% due 04/16/43	555,000	543,609
5.625% due 03/30/21	312,000	340,859
5.750% due 03/22/24	900,000	1,005,757
6.000% due 01/14/41	665,000	746,119
6.250% due 09/26/22	520,000	589,163
6.750% due 04/03/18	1,406,000	1,515,668
6.750% due 05/30/40	625,000	763,717
6.875% due 03/17/36	266,000	324,898
7.000% due 03/11/19	418,000	463,264
7.000% due 06/05/20	411,000	467,054
7.375% due 02/05/25	1,055,000	1,304,892
7.500% due 07/14/17	852,000	903,912
7.500% due 11/07/19	455,000	520,513
9.400% due 07/08/20	TRY 7,360,000	2,614,956
10.700% due 02/17/21	4,650,000	1,733,748

		16,466,899

Ukraine - 1.0%

Ukraine Government 4.791% due 05/31/40 § ~	$716,000	233,595
7.750% due 09/01/20 ~	960,000	943,200
7.750% due 09/01/21 ~	773,000	755,607
7.750% due 09/01/22 ~	853,000	825,832
7.750% due 09/01/23 ~	773,000	747,877
7.750% due 09/01/24 ~	507,000	487,290
7.750% due 09/01/25 ~	737,000	705,678
7.750% due 09/01/26 ~	505,000	481,013
7.750% due 09/01/27 ~	937,000	890,150

		6,070,242

	Principal Amount	Value
United Arab Emirates - 0.3%

Abu Dhabi Government 3.125% due 05/03/26 ~	$440,000	$454,524
Emirate of Dubai Government 5.250% due 01/30/43 ~	1,467,000	1,389,971

		1,844,495

Uruguay - 1.0%

Uruguay Government 4.125% due 11/20/45	773,086	705,441
4.500% due 08/14/24	1,486,120	1,621,728
5.100% due 06/18/50	705,000	706,763
7.625% due 03/21/36	923,000	1,256,434
7.875% due 01/15/33	1,237,000	1,696,236

		5,986,602

Venezuela - 2.1%

Venezuela Government 6.000% due 12/09/20 ~	765,000	314,606
7.650% due 04/21/25 ~	626,000	258,225
7.750% due 10/13/19 ~	1,448,000	655,220
8.250% due 10/13/24 ~	3,127,000	1,321,157
9.000% due 05/07/23 ~	1,263,000	544,669
9.250% due 09/15/27	1,348,000	657,150
9.250% due 05/07/28 ~	2,070,000	897,863
11.750% due 10/21/26 ~	7,976,900	3,828,912
11.950% due 08/05/31 ~	8,494,500	4,034,887
12.750% due 08/23/22 ~	1,454,000	741,540

		13,254,229

Vietnam - 0.5%

Vietnam Government 4.800% due 11/19/24 ~	1,386,000	1,433,139
6.750% due 01/29/20 ~	1,545,000	1,718,283

		3,151,422

Zambia - 0.4%

Zambia Government 8.500% due 04/14/24 ~	670,000	585,446
8.970% due 07/30/27 ~	2,290,000	1,992,300

		2,577,746

Total Foreign Government Bonds & Notes (Cost $366,947,642)		380,496,753

SHORT-TERM INVESTMENTS - 7.6%

Foreign Government Issues - 0.4%

Letras del Banco Central de la Republica Argentina (Argentina) 29.500% due 12/28/16	ARS 15,239,797	899,237
30.000% due 01/04/17	13,978,846	821,282
31.000% due 10/12/16	5,197,598	320,794
31.000% due 12/14/16	6,107,517	363,541
31.500% due 10/26/16	6,786,130	392,371

		2,797,225

Repurchase Agreement - 7.2%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $44,986,907; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $45,890,331)	$44,986,870	44,986,870

Total Short-Term Investments (Cost $47,937,081)		47,784,095

TOTAL INVESTMENTS - 96.0% (Cost $585,857,499)		603,506,776

OTHER ASSETS & LIABILITIES, NET - 4.0%		25,472,791

NET ASSETS - 100.0%		$628,979,567

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	60.5%
Corporate Bonds & Notes	26.9%
Short-Term Investments	7.6%
Others (each less than 3.0%)	1.0%

96.0%
Other Assets & Liabilities, Net	4.0%

100.0%

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	11.1%
Mexico	7.2%
United States (Includes Short-Term Investments)	7.2%
Venezuela	6.3%
South Africa	4.9%
Colombia	4.4%
Kazakhstan	4.0%
Ecuador	3.9%
Indonesia	3.7%
Others (each less than 3.0%)	43.3%

96.0%
Other Assets & Liabilities, Net	4.0%

100.0%

(c)	Investments with a total aggregate value of $1,543,013 or 0.2% of the Fund’s net assets were in default as of June 30, 2016.

(d)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	24,995,302	USD	1,707,432	07/16	BNP	($46,063)
ARS	769,606	USD	48,586	07/16	BNP	2,567
ARS	12,112,848	USD	780,467	10/16	BNP	(13,007)
BRL	3,333,330	USD	910,000	07/16	BRC	127,677
BRL	35,469,580	USD	10,134,577	07/16	CSF	907,225
BRL	43,543,427	USD	13,565,776	07/16	DUB	(10,558)
BRL	4,740,517	USD	1,297,031	07/16	JPM	178,709
CLP	1,775,290,430	USD	2,662,803	07/16	DUB	13,491
CNY	141,609,204	USD	21,684,282	08/16	MER	(481,431)
CNY	4,094,370	USD	621,489	09/16	BNP	(9,308)
CNY	5,474,953	USD	839,910	09/16	HSB	(21,205)
CNY	70,990,307	USD	10,480,671	09/16	HSB	134,966
CNY	19,405,234	USD	2,937,517	10/16	BNP	(39,568)
CNY	27,421,041	USD	4,039,040	10/16	BNP	55,977
CNY	34,917,400	USD	5,251,619	01/17	HSB	(66,735)
CNY	59,590,020	USD	8,898,375	05/17	HSB	(126,250)
COP	2,112,101,600	USD	700,000	07/16	BNP	19,121
CZK	161,989,148	USD	6,787,302	07/16	BRC	(140,391)
EUR	385,883	USD	432,675	07/16	BNP	(4,293)
EUR	85,594	USD	95,501	07/16	HSB	(480)
EUR	2,857,781	USD	3,229,922	07/16	MSC	(57,400)
EUR	272,896	USD	310,066	07/16	UBS	(7,114)
GBP	103,455	USD	149,525	07/16	DUB	(11,792)
GBP	1,125,158	USD	1,637,798	07/16	MSC	(139,842)
HUF	3,917,847,321	USD	14,146,151	07/16	ING	(376,596)
IDR	71,479,407,579	USD	5,193,130	07/16	ANZ	216,512
IDR	15,100,000,000	USD	1,118,933	07/16	CIT	23,852
ILS	11,560,894	USD	3,076,997	07/16	BNP	(80,257)
INR	1,070,654,950	USD	15,846,765	08/16	BRC	(142,111)
KRW	23,801,951,027	USD	20,850,372	08/16	MER	(222,363)
MXN	73,694,923	USD	3,965,287	07/16	ABN	56,623
MXN	116,691,581	USD	6,557,823	07/16	BNP	(189,365)
MXN	71,242,362	USD	3,984,182	07/16	DUB	(96,121)
MXN	61,085,235	USD	3,270,000	07/16	DUB	63,735
MXN	108,485,925	USD	6,158,724	07/16	HSB	(238,091)
MXN	215,977,125	USD	11,450,933	07/16	JPM	336,047
MXN	191,865,507	USD	10,755,396	03/17	ABN	(551,017)
MXN	191,889,761	USD	10,739,898	03/17	MER	(534,229)
MYR	69,248,322	USD	17,835,095	07/16	BRC	(473,098)
MYR	22,065,513	USD	5,377,242	09/16	UBS	141,467
PEN	9,950,194	USD	3,016,307	07/16	BNP	3,043
PEN	2,886,220	USD	862,717	07/16	DUB	13,096
PHP	45,387,131	USD	978,804	08/16	MER	(18,079)
PLN	21,642,923	USD	5,436,855	07/16	CIT	45,624
PLN	5,951,675	USD	1,500,900	07/16	HSB	6,749
PLN	2,672,096	USD	669,040	07/16	ING	7,842
PLN	21,642,923	USD	5,439,697	08/16	JPM	38,589
PLN	25,166,064	USD	6,294,348	09/16	DUB	72,096

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
RON	11,289,009	USD	2,843,078	07/16	CIT	($72,562)
RON	13,918,237	USD	3,451,559	08/16	MER	(34,214)
RON	12,206,059	USD	2,994,727	09/16	MER	3,670
RUB	1,550,310,663	USD	22,763,202	07/16	BRC	1,320,916
RUB	190,992,788	USD	2,882,910	07/16	GSC	84,168
RUB	101,160,283	USD	1,563,480	07/16	HSB	8,048
RUB	463,060,469	USD	6,965,672	09/16	BRC	111,442
SGD	23,129,152	USD	17,191,283	08/16	BRC	(31,121)
THB	115,726,286	USD	3,228,970	07/16	DUB	62,989
THB	189,546,400	USD	5,291,636	07/16	GSC	100,216
THB	290,406,400	USD	8,313,954	07/16	MER	(53,030)
TRY	16,794,321	USD	5,796,942	07/16	BNP	2,247
TRY	22,946,093	USD	7,689,194	07/16	BRC	234,242
TRY	6,715,946	USD	2,247,000	07/16	MER	72,060
TWD	387,806,760	USD	12,030,611	07/16	BNP	25,635
USD	49,524	ARS	769,606	07/16	BNP	(1,629)
USD	1,675,642	ARS	24,995,302	07/16	BNP	14,273
USD	1,038,485	BRL	3,333,330	07/16	BRC	808
USD	11,050,402	BRL	35,469,580	07/16	CSF	8,600
USD	12,780,000	BRL	43,543,427	07/16	DUB	(775,218)
USD	1,476,889	BRL	4,740,517	07/16	JPM	1,149
USD	5,095,272	BRL	17,200,873	08/16	CSF	(212,984)
USD	3,095,000	BRL	10,060,298	08/16	MER	(9,647)
USD	4,139,461	BRL	18,006,654	01/17	GSC	(1,171,551)
USD	2,381,895	BRL	9,471,604	01/17	MER	(411,728)
USD	6,097,720	BRL	24,018,919	03/17	BNP	(883,270)
USD	813,000	CLP	565,091,910	07/16	MER	(38,890)
USD	470,000	CNY	3,101,530	08/16	ANZ	5,614
USD	6,650,000	CNY	43,850,100	08/16	JPM	84,416
USD	623,239	CNY	4,094,370	09/16	BNP	11,058
USD	11,608,863	CNY	76,465,261	09/16	HSB	174,521
USD	7,130,000	CNY	46,826,275	10/16	BNP	137,035
USD	5,090,000	CNY	34,917,400	01/17	HSB	(94,884)
USD	8,904,000	CNY	59,590,020	05/17	HSB	131,875
USD	3,055,562	COP	9,524,355,874	07/16	BNP	(187,256)
USD	1,735,370	COP	5,133,224,460	07/16	CSF	(12,372)
USD	2,004,000	CZK	47,886,281	07/16	MER	39,079
USD	7,954,003	EUR	7,014,372	07/16	BNP	167,105
USD	771,954	EUR	675,902	07/16	MSC	21,612
USD	2,304,198	GBP	1,590,441	07/16	BNP	186,798
USD	4,989,000	HUF	1,396,441,778	07/16	MER	81,105
USD	2,209,400	IDR	29,825,488,400	07/16	BNP	(47,827)
USD	1,304,600	IDR	17,687,766,800	08/16	BNP	(27,530)
USD	881,000	ILS	3,334,866	07/16	GSC	16,557
USD	4,079,000	INR	277,575,950	08/16	MSC	7,442
USD	5,550,000	KRW	6,551,775,000	08/16	ANZ	(128,109)
USD	510,000	KRW	601,723,500	08/16	CIT	(11,485)
USD	10,412,000	MXN	190,378,714	07/16	BNP	22,057
USD	3,287,810	MXN	61,467,255	07/16	CIT	(66,773)
USD	11,125,332	MXN	203,123,541	07/16	DUB	39,838
USD	4,310,000	MXN	79,650,818	07/16	JPM	(36,954)
USD	1,472,974	MXN	26,885,389	07/16	JPM	5,701
USD	11,510,634	MXN	213,478,526	07/16	MER	(139,984)
USD	7,900,000	MXN	153,964,088	03/17	JPM	(288,589)
USD	3,579,857	MYR	14,659,515	07/16	ANZ	(95,589)
USD	1,421,458	PEN	4,772,545	07/16	BNP	(26,754)
USD	900,000	PEN	3,031,470	07/16	CIT	(19,889)
USD	465,000	PLN	1,833,713	07/16	MER	493
USD	535,000	PLN	2,106,591	07/16	MSC	1,369
USD	2,773,000	RON	11,027,797	07/16	MER	66,590
USD	615,000	RUB	40,731,450	07/16	BRC	(17,764)
USD	3,142,850	RUB	202,792,396	07/16	HSB	(7,535)
USD	10,332,000	RUB	684,701,640	07/16	MSC	(304,859)
USD	5,054,000	SGD	6,952,718	08/16	CIT	(104,415)
USD	691,900	THB	24,707,749	07/16	CIT	(10,939)
USD	693,100	THB	24,771,394	07/16	MER	(11,549)
USD	1,661,438	TRY	5,036,732	07/16	DUB	(77,779)
USD	1,670,420	TRY	5,004,077	07/16	HSB	(57,521)
USD	2,610,032	TRY	7,907,875	07/16	JPM	(120,609)
USD	315,000	TWD	10,221,750	07/16	DUB	(2,777)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,113,000	TWD	101,919,620	07/16	MSC	($55,506)
USD	741,334	ZAR	11,786,636	07/16	HSB	(55,080)
USD	726,508	ZAR	11,573,635	07/16	JPM	(55,514)
USD	3,695,000	ZAR	56,272,620	07/16	MER	(107,301)
ZAR	14,205,431	USD	963,198	07/16	CIT	(3,347)
ZAR	27,767,492	USD	1,816,000	07/16	CIT	60,230
ZAR	14,161,341	USD	890,550	07/16	GSC	66,322
ZAR	2,222,500	USD	139,580	07/16	HSB	10,593
ZAR	13,285,161	USD	865,443	07/16	MER	32,226

Total Forward Foreign Currency Contracts						($4,083,991)

(e)	Swap agreements outstanding as of June 30, 2016 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 91,478,000	$19,390	$-	$19,390
3-Month MYR-KLIBOR	HSB	3.560%	03/22/18	39,264,800	9,277	-	9,277
28-day MXN TIIE	HSB	4.915%	06/28/18	MXN 134,480,000	(15,258)	-	(15,258)
Brazil CETIP Interbank	HSB	13.850%	01/02/19	BRL 60,291,576	461,091	-	461,091
Brazil CETIP Interbank	HSB	15.420%	01/02/19	3,494,716	57,164	-	57,164
Brazil CETIP Interbank	HSB	12.340%	01/04/21	2,183,886	6,241	-	6,241
Brazil CETIP Interbank	HSB	15.715%	01/04/21	13,969,284	379,392	-	379,392

					$917,297	$-	$917,297

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 8,500,000,000	$830,240	$1,075,510	($245,270)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	6,621,000,000	542,623	576,461	(33,838)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	750,717	966,375	(215,658)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	16,000,000,000	1,314,388	1,506,667	(192,279)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,292,637	1,618,076	(325,439)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	7,000,000,000	600,484	617,751	(17,267)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	1,095,865	1,372,400	(276,535)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	908,835	1,147,409	(238,574)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	359,632	362,553	(2,921)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	14,894,000,000	1,228,241	1,238,217	(9,976)
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	10,824,000,000	877,542	805,182	72,360

				$9,801,204	$11,286,601	($1,485,397)

Total Swap Agreements				$10,718,501	$11,286,601	($568,100)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$168,899,859	$-	$168,899,859	$-
	Senior Loan Notes	6,326,069	-	6,326,069	-
	Foreign Government Bonds & Notes	380,496,753	-	380,496,753	-
	Short-Term Investments	47,784,095	-	47,784,095	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,885,107	-	5,885,107	-
	Interest Rate Contracts
	Swaps	10,733,759	-	10,733,759	-

	Total Assets - Derivatives	16,618,866	-	16,618,866	-

	Total Assets	620,125,642	-	620,125,642	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(9,969,098)	-	(9,969,098)	-
	Interest Rate Contracts
	Swaps	(15,258)	-	(15,258)	-

	Total Liabilities - Derivatives	(9,984,356)	-	(9,984,356)	-

	Total Liabilities	(9,984,356)	-	(9,984,356)	-

	Total	$610,141,286	$-	$610,141,286	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 14.7%

Advance Auto Parts Inc	20,927	$3,382,431
Carnival Corp	581,128	25,685,857
CBS Corp ‘B’	98,709	5,373,718
Charter Communications Inc ‘A’ *	28,784	6,581,174
Comcast Corp ‘A’	297,946	19,423,100
General Motors Co	630,986	17,856,904
Johnson Controls Inc	449,491	19,894,472
Kohl’s Corp	193,558	7,339,719
Mattel Inc	109,561	3,428,164
Target Corp	160,716	11,221,191
Time Warner Inc	68,265	5,020,208
Twenty-First Century Fox Inc ‘B’	435,878	11,877,675
Viacom Inc ‘B’	329,246	13,653,832

		150,738,445

Consumer Staples - 3.1%

CVS Health Corp	49,946	4,781,830
Mondelez International Inc ‘A’	87,369	3,976,163
The Coca-Cola Co	112,396	5,094,911
Unilever NV ‘NY’ (United Kingdom)	138,781	6,514,380
Wal-Mart Stores Inc	160,663	11,731,612

		32,098,896

Energy - 16.6%

BP PLC ADR (United Kingdom)	543,829	19,311,368
Canadian Natural Resources Ltd (TSE) (Canada)	306,647	9,460,853
Chevron Corp	177,580	18,615,711
Devon Energy Corp	419,880	15,220,650
Halliburton Co	255,856	11,587,718
Hess Corp	217,639	13,080,104
Marathon Oil Corp	308,079	4,624,266
Noble Corp PLC (United Kingdom)	22,839	188,193
Occidental Petroleum Corp	138,317	10,451,233
PrairieSky Royalty Ltd (Canada)	6,132	116,380
QEP Resources Inc	499,458	8,805,445
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	413,856	22,853,128
Suncor Energy Inc (NYSE) (Canada)	865,211	23,992,301
Weatherford International PLC *	2,145,064	11,905,105

		170,212,455

Financials - 28.5%

Aflac Inc	214,717	15,493,979
Ally Financial Inc *	769,698	13,138,745
American International Group Inc	207,143	10,955,793
Bank of America Corp	2,144,438	28,456,692
Citigroup Inc	1,092,580	46,314,466
Citizens Financial Group Inc	367,838	7,349,403
Fifth Third Bancorp	781,898	13,753,586
JPMorgan Chase & Co	624,641	38,815,192
MetLife Inc	372,464	14,835,241
Morgan Stanley	529,824	13,764,828
State Street Corp	261,791	14,115,771
The Allstate Corp	218,396	15,276,800
The Bank of New York Mellon Corp	292,580	11,366,733
The Goldman Sachs Group Inc	64,256	9,547,156
The PNC Financial Services Group Inc	187,274	15,242,231
US Bancorp	104,718	4,223,277
Wells Fargo & Co	398,806	18,875,488

		291,525,381

Health Care - 11.4%

AbbVie Inc	119,737	7,412,918
Anthem Inc	82,760	10,869,698
Biogen Inc *	38,030	9,196,415
Express Scripts Holding Co *	109,684	8,314,047

	Shares	Value
Gilead Sciences Inc	29,249	$2,439,952
Medtronic PLC	106,258	9,220,007
Merck & Co Inc	281,124	16,195,554
Novartis AG (Switzerland)	168,004	13,866,797
Pfizer Inc	645,710	22,735,449
Sanofi ADR (France)	395,091	16,534,558

		116,785,395

Industrials - 6.3%

Caterpillar Inc	235,026	17,817,321
Emerson Electric Co	220,698	11,511,608
General Electric Co	492,425	15,501,539
Ingersoll-Rand PLC	106,747	6,797,649
Textron Inc	344,767	12,604,681

		64,232,798

Information Technology - 12.2%

Cisco Systems Inc	958,082	27,487,373
Citrix Systems Inc *	87,480	7,006,273
eBay Inc *	593,106	13,884,611
HP Inc	445,930	5,596,421
Intel Corp	513,830	16,853,624
Microsoft Corp	312,158	15,973,125
NetApp Inc	609,517	14,988,023
PayPal Holdings Inc *	195,186	7,126,241
QUALCOMM Inc	20,010	1,071,936
Symantec Corp	594,509	12,211,215
Yahoo! Inc *	84,182	3,161,876

		125,360,718

Materials - 2.3%

Alcoa Inc	1,025,707	9,508,304
CF Industries Holdings Inc	176,139	4,244,950
International Paper Co	230,918	9,786,305

		23,539,559

Telecommunication Services - 1.4%

Frontier Communications Corp	1,821,993	9,000,645
Vodafone Group PLC (United Kingdom)	1,601,896	4,883,952

		13,884,597

Utilities - 0.9%

FirstEnergy Corp	145,456	5,077,869
PG&E Corp	67,511	4,315,303

		9,393,172

Total Common Stocks (Cost $929,547,442)		997,771,416

	Principal Amount
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $23,448,983; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 - 04/30/22 and value $23,920,194)	$23,448,963	23,448,963

Total Short-Term Investment (Cost $23,448,963)		23,448,963

TOTAL INVESTMENTS - 99.7% (Cost $952,996,405)		1,021,220,379

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,733,749

NET ASSETS - 100.0%		$1,023,954,128

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	28.5%
Energy	16.6%
Consumer Discretionary	14.7%
Information Technology	12.2%
Health Care	11.4%
Industrials	6.3%
Consumer Staples	3.1%
Others (each less than 3.0%)	6.9%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	7,299,623	USD	7,533,384	07/16	GSC	($49,911)
USD	6,932,589	CAD	8,880,646	07/16	CIB	58,279
USD	6,926,798	CAD	8,880,654	07/16	DUB	52,482
USD	6,928,478	CAD	8,880,646	07/16	GSC	54,168
USD	6,935,485	CAD	8,880,646	07/16	RBC	61,175
USD	4,767,597	CHF	4,572,086	07/16	BRC	80,357
USD	4,768,053	CHF	4,572,086	07/16	CIB	80,813
USD	4,763,333	CHF	4,572,085	07/16	GSC	76,094
USD	4,770,691	CHF	4,572,087	07/16	RBC	83,450
USD	6,287,127	EUR	5,578,244	07/16	BRC	92,899
USD	6,281,102	EUR	5,578,243	07/16	CIB	86,874
USD	6,287,022	EUR	5,578,250	07/16	DUB	92,787
USD	5,354,464	EUR	4,865,041	07/16	GSC	(47,805)
USD	6,283,076	EUR	5,578,243	07/16	GSC	88,849
USD	6,288,381	EUR	5,578,243	07/16	RBC	94,154
USD	4,939,236	GBP	3,363,090	07/16	BRC	461,541
USD	4,936,671	GBP	3,363,084	07/16	CIB	458,984
USD	1,169,405	GBP	885,242	07/16	DUB	(9,227)
USD	4,934,239	GBP	3,363,084	07/16	GSC	456,553
USD	4,943,212	GBP	3,363,084	07/16	RBC	465,526

Total Forward Foreign Currency Contracts						$2,738,042

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$150,738,445	$150,738,445	$-	$-
	Consumer Staples	32,098,896	32,098,896	-	-
	Energy	170,212,455	170,212,455	-	-
	Financials	291,525,381	291,525,381	-	-
	Health Care	116,785,395	102,918,598	13,866,797	-
	Industrials	64,232,798	64,232,798	-	-
	Information Technology	125,360,718	125,360,718	-	-
	Materials	23,539,559	23,539,559	-	-
	Telecommunication Services	13,884,597	9,000,645	4,883,952	-
	Utilities	9,393,172	9,393,172	-	-

	Total Common Stocks	997,771,416	979,020,667	18,750,749	-

	Short-Term Investment	23,448,963	-	23,448,963	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,844,985	-	2,844,985	-

	Total Assets	1,024,065,364	979,020,667	45,044,697	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(106,943)	-	(106,943)	-

	Total Liabilities	(106,943)	-	(106,943)	-

	Total	$1,023,958,421	$979,020,667	$44,937,754	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%

Consumer Discretionary - 12.5%

Carnival Corp	53,200	$2,351,440
Comcast Corp ‘A’	265,700	17,320,983
Dollar General Corp	96,400	9,061,600
Hilton Worldwide Holdings Inc	209,600	4,722,288
Johnson Controls Inc	121,800	5,390,868
L Brands Inc	51,500	3,457,195
Marriott International Inc ‘A’	69,000	4,585,740
Mattel Inc	186,700	5,841,843
McDonald’s Corp	22,500	2,707,650
MGM Resorts International *	181,300	4,102,819
NIKE Inc ‘B’	54,300	2,997,360
Omnicom Group Inc	101,100	8,238,639
Ross Stores Inc	149,700	8,486,493
The Home Depot Inc	78,600	10,036,434
The Walt Disney Co	60,700	5,937,674
Time Warner Inc	39,300	2,890,122
Tractor Supply Co	40,500	3,692,790

		101,821,938

Consumer Staples - 10.4%

Colgate-Palmolive Co	37,100	2,715,720
Costco Wholesale Corp	23,800	3,737,552
Diageo PLC (United Kingdom)	263,515	7,361,463
General Mills Inc	74,200	5,291,944
McCormick & Co Inc	36,600	3,904,122
Mondelez International Inc ‘A’	180,600	8,219,106
Nestle SA (Switzerland)	33,642	2,606,525
PepsiCo Inc	161,600	17,119,904
Philip Morris International Inc	130,700	13,294,804
The Coca-Cola Co	59,400	2,692,602
The Procter & Gamble Co	80,300	6,799,001
Walgreens Boots Alliance Inc	132,200	11,008,294

		84,751,037

Energy - 4.3%

Canadian Natural Resources Ltd (NYSE) (Canada)	187,500	5,780,625
EQT Corp	65,490	5,070,891
Exxon Mobil Corp	89,700	8,408,478
Occidental Petroleum Corp	122,700	9,271,212
PrairieSky Royalty Ltd (Canada)	3,750	71,171
Schlumberger Ltd	24,100	1,905,828
Spectra Energy Corp	130,200	4,769,226

		35,277,431

Financials - 17.8%

American Express Co	63,700	3,870,412
American Tower Corp REIT	81,500	9,259,215
Aon PLC	87,700	9,579,471
Chubb Ltd	64,175	8,388,314
Crown Castle International Corp REIT	129,100	13,094,613
Fifth Third Bancorp	67,200	1,182,048
General Growth Properties Inc REIT	248,300	7,404,306
Iron Mountain Inc REIT	91,066	3,627,159
JPMorgan Chase & Co	258,800	16,081,832
Marsh & McLennan Cos Inc	206,900	14,164,374
Morgan Stanley	202,100	5,250,558
Northern Trust Corp	49,100	3,253,366
S&P Global Inc	38,600	4,140,236
State Street Corp	127,800	6,890,976
TD Ameritrade Holding Corp	148,202	4,220,052
The Bank of New York Mellon Corp	297,000	11,538,450
US Bancorp	172,700	6,964,991
Wells Fargo & Co	221,000	10,459,930
XL Group PLC (Ireland)	163,800	5,456,178

		144,826,481

	Shares	Value
Health Care - 18.4%

Agilent Technologies Inc	164,900	$7,314,964
AmerisourceBergen Corp	30,300	2,403,396
Becton Dickinson & Co	95,600	16,212,804
Cigna Corp	28,400	3,634,916
DENTSPLY SIRONA Inc	145,800	9,045,432
Johnson & Johnson	75,700	9,182,410
McKesson Corp	56,500	10,545,725
Medtronic PLC	146,393	12,702,521
Merck & Co Inc	110,300	6,354,383
Pfizer Inc	637,100	22,432,291
Stryker Corp	81,400	9,754,162
Thermo Fisher Scientific Inc	103,600	15,307,936
UnitedHealth Group Inc	123,700	17,466,440
Zoetis Inc	170,400	8,087,184

		150,444,564

Industrials - 12.9%

CH Robinson Worldwide Inc	17,600	1,306,800
Danaher Corp	195,400	19,735,400
Equifax Inc	54,400	6,984,960
Flowserve Corp	87,800	3,965,926
General Electric Co	682,500	21,485,100
Illinois Tool Works Inc	79,500	8,280,720
PACCAR Inc	17,200	892,164
Rockwell Collins Inc	56,300	4,793,382
Roper Technologies Inc	61,800	10,540,608
Tyco International PLC	283,600	12,081,360
Union Pacific Corp	59,700	5,208,825
United Parcel Service Inc ‘B’	49,000	5,278,280
United Technologies Corp	47,900	4,912,145

		105,465,670

Information Technology - 10.9%

Accenture PLC ‘A’	90,000	10,196,100
Apple Inc	65,800	6,290,480
Automatic Data Processing Inc	98,000	9,003,260
Cisco Systems Inc	124,000	3,557,560
Fidelity National Information Services Inc	77,600	5,717,568
Microchip Technology Inc	56,900	2,888,244
Microsoft Corp	362,400	18,544,008
TE Connectivity Ltd (Switzerland)	73,500	4,197,585
Texas Instruments Inc	156,100	9,779,665
Visa Inc ‘A’	211,800	15,709,206
Xilinx Inc	65,100	3,003,063

		88,886,739

Materials - 3.2%

Ashland Inc	27,600	3,167,652
Ball Corp	76,100	5,501,269
Ecolab Inc	17,600	2,087,360
Praxair Inc	38,100	4,282,059
RPM International Inc	164,600	8,221,770
The Sherwin-Williams Co	8,900	2,613,663

		25,873,773

Utilities - 4.0%

Atmos Energy Corp	106,000	8,619,920
DTE Energy Co	48,600	4,817,232
Edison International	169,500	13,165,065
Sempra Energy	9,600	1,094,592
WEC Energy Group Inc	69,500	4,538,350

		32,235,159

Total Common Stocks (Cost $615,995,409)		769,582,792

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.3%

Repurchase Agreement - 5.3%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $43,166,207; collateralized by Federal Home Loan Bank: 2.125% due 06/10/22 and value $26,125,000; and U.S. Treasury Notes: 1.750% - 2.000% due 04/30/22 - 07/31/22 and value $17,905,163)	$43,166,171	$43,166,171

Total Short-Term Investment (Cost $43,166,171)		43,166,171

TOTAL INVESTMENTS - 99.7% (Cost $659,161,580)		812,748,963

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,782,073

NET ASSETS - 100.0%		$815,531,036

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Health Care	18.4%
Financials	17.8%
Industrials	12.9%
Consumer Discretionary	12.5%
Information Technology	10.9%
Consumer Staples	10.4%
Short-Term Investment	5.3%
Energy	4.3%
Utilities	4.0%
Materials	3.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$101,821,938	$101,821,938	$-	$-
	Consumer Staples	84,751,037	74,783,049	9,967,988	-
	Energy	35,277,431	35,277,431	-	-
	Financials	144,826,481	144,826,481	-	-
	Health Care	150,444,564	150,444,564	-	-
	Industrials	105,465,670	105,465,670	-	-
	Information Technology	88,886,739	88,886,739	-	-
	Materials	25,873,773	25,873,773	-	-
	Utilities	32,235,159	32,235,159	-	-

	Total Common Stocks	769,582,792	759,614,804	9,967,988	-

	Short-Term Investment	43,166,171	-	43,166,171	-

	Total	$812,748,963	$759,614,804	$53,134,159	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 12.0%

Amazon.com Inc *	46,195	$33,058,066
Comcast Corp ‘A’	289,529	18,874,396
McDonald’s Corp	104,909	12,624,749
Starbucks Corp	175,898	10,047,294
The Home Depot Inc	148,566	18,970,393
The Walt Disney Co	178,575	17,468,206
Other securities		156,195,519

		267,238,623

Consumer Staples - 10.3%

Altria Group Inc	233,000	16,067,680
CVS Health Corp	128,254	12,279,038
PepsiCo Inc	172,009	18,222,633
Philip Morris International Inc	185,229	18,841,494
The Coca-Cola Co	463,700	21,019,521
The Procter & Gamble Co	317,978	26,923,197
Wal-Mart Stores Inc	182,447	13,322,280
Other securities		102,483,872

		229,159,715

Energy - 7.2%

Chevron Corp	225,215	23,609,288
Exxon Mobil Corp	495,459	46,444,327
Schlumberger Ltd	165,463	13,084,814
Other securities		77,069,449

		160,207,878

Financials - 15.3%

Bank of America Corp	1,228,779	16,305,897
Berkshire Hathaway Inc ‘B’ *	223,876	32,415,006
Citigroup Inc	350,835	14,871,896
JPMorgan Chase & Co	436,772	27,141,012
Wells Fargo & Co	552,159	26,133,685
Other securities		225,132,525

		342,000,021

Health Care - 14.3%

AbbVie Inc	193,272	11,965,470
Allergan PLC *	47,275	10,924,780
Amgen Inc	89,501	13,617,577
Bristol-Myers Squibb Co	198,671	14,612,252
Celgene Corp *	93,021	9,174,661
Gilead Sciences Inc	159,095	13,271,705
Johnson & Johnson	328,340	39,827,642
Medtronic PLC	167,337	14,519,831
Merck & Co Inc	330,264	19,026,509
Pfizer Inc	724,085	25,495,033
UnitedHealth Group Inc	113,617	16,042,720
Other securities		130,464,226

		318,942,406

Industrials - 9.9%

3M Co	72,449	12,687,269
General Electric Co	1,098,464	34,579,647
Honeywell International Inc	91,552	10,649,329
The Boeing Co	71,567	9,294,406
United Technologies Corp	92,571	9,493,156
Other securities		144,710,412

		221,414,219

Information Technology - 19.2%

Alphabet Inc ‘A’ *	35,080	24,679,832
Alphabet Inc ‘C’ *	35,267	24,408,291
Apple Inc	654,494	62,569,626
Cisco Systems Inc	598,837	17,180,634
Facebook Inc ‘A’ *	276,133	31,556,479

	Shares	Value
Intel Corp	562,169	$18,439,143
International Business Machines Corp	105,200	15,967,256
MasterCard Inc ‘A’	116,687	10,275,457
Microsoft Corp	939,458	48,072,066
Oracle Corp	371,822	15,218,674
QUALCOMM Inc	175,508	9,401,964
Visa Inc ‘A’	227,443	16,869,447
Other securities		134,879,065

		429,517,934

Materials - 2.8%

Other securities		62,512,103

Telecommunication Services - 2.8%

AT&T Inc	735,028	31,760,560
Verizon Communications Inc	486,737	27,179,394
Other securities		4,335,373

		63,275,327

Utilities - 3.6%

Other securities		79,527,931

Total Common Stocks (Cost $1,632,088,800)		2,173,796,157

	Principal Amount

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $59,652,025; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $60,848,600)	$59,651,975	59,651,975

Total Short-Term Investment (Cost $59,651,975)		59,651,975

TOTAL INVESTMENTS - 100.1% (Cost $1,691,740,775)		2,233,448,132

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,160,560)

NET ASSETS - 100.0%		$2,232,287,572

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	19.2%
Financials	15.3%
Health Care	14.3%
Consumer Discretionary	12.0%
Consumer Staples	10.3%
Industrials	9.9%
Energy	7.2%
Utilities	3.6%
Others (each less than 3.0%)	8.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(b)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2016.

(c)	A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(d)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/16)	616	($381,435)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,173,796,157	$2,173,796,157	$-	$-
	Short-Term Investment	59,651,975	-	59,651,975	-

	Total Assets	2,233,448,132	2,173,796,157	59,651,975	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(381,435)	(381,435)	-	-

	Total Liabilities	(381,435)	(381,435)	-	-

	Total	$2,233,066,697	$2,173,414,722	$59,651,975	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 25.4%

Advance Auto Parts Inc	14,858	$2,401,499
Amazon.com Inc *	10,207	7,304,333
Chipotle Mexican Grill Inc *	3,654	1,471,685
Ctrip.com International Ltd ADR * (China)	36,208	1,491,770
Gildan Activewear Inc (NYSE) (Canada)	75,500	2,214,415
Lowe’s Cos Inc	90,014	7,126,408
NIKE Inc ‘B’	63,909	3,527,777
Norwegian Cruise Line Holdings Ltd *	40,543	1,615,233
Starbucks Corp	44,053	2,516,307
Tesla Motors Inc *	5,334	1,132,302
The Priceline Group Inc *	1,532	1,912,564
Time Warner Inc	39,416	2,898,653

		35,612,946

Consumer Staples - 1.6%

Costco Wholesale Corp	14,709	2,309,901

Financials - 9.8%

Crown Castle International Corp REIT	45,893	4,654,927
Intercontinental Exchange Inc	17,161	4,392,530
Synchrony Financial *	81,542	2,061,382
TD Ameritrade Holding Corp	91,302	2,599,824

		13,708,663

Health Care - 17.7%

Boston Scientific Corp *	149,850	3,501,994
Celgene Corp *	54,217	5,347,423
DBV Technologies SA ADR * (France)	25,811	841,955
DexCom Inc *	17,712	1,405,093
Quintiles Transnational Holdings Inc *	38,078	2,487,255
Regeneron Pharmaceuticals Inc *	5,144	1,796,439
Teleflex Inc	11,790	2,090,485
Zoetis Inc	155,114	7,361,710

		24,832,354

Industrials - 8.3%

General Electric Co	242,181	7,623,858
Nielsen Holdings PLC	46,363	2,409,485
Verisk Analytics Inc *	19,435	1,575,790

		11,609,133

Information Technology - 32.3%

Activision Blizzard Inc	84,734	3,358,008
Adobe Systems Inc *	45,469	4,355,475
Alphabet Inc ‘C’ *	10,320	7,142,472
Apple Inc	33,303	3,183,767
Atlassian Corp PLC ‘A’ * (Australia)	6,664	172,598
CoStar Group Inc *	19,840	4,338,214
Facebook Inc ‘A’ *	31,269	3,573,421
MasterCard Inc ‘A’	64,144	5,648,521
NXP Semiconductors NV * (Netherlands)	25,974	2,034,803

	Shares	Value
salesforce.com Inc *	52,153	$4,141,470
SPS Commerce Inc *	38,581	2,338,009
WEX Inc *	28,494	2,526,563
Workday Inc ‘A’ *	33,058	2,468,441

		45,281,762

Materials - 2.9%

Vulcan Materials Co	33,916	4,082,130

Total Common Stocks (Cost $119,021,003)		137,436,889

	Principal Amount

SHORT-TERM INVESTMENTS - 3.6%

Commercial Paper - 3.5%

BNP Paribas (France) 0.274% due 07/01/16	$4,900,000	4,899,954

Repurchase Agreement - 0.1%

State Street Bank & Trust Co 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $92,241; collateralized by U.S. Treasury Notes: 3.125% due 05/15/19 and value $96,504)	92,241	92,241

Total Short-Term Investments (Cost $4,992,241)		4,992,195

TOTAL INVESTMENTS - 101.6% (Cost $124,013,244)		142,429,084

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(2,193,094)

NET ASSETS - 100.0%		$140,235,990

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	32.3%
Consumer Discretionary	25.4%
Health Care	17.7%
Financials	9.8%
Industrials	8.3%
Short-Term Investments	3.6%
Others (each less than 3.0%)	4.5%

	101.6%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$137,436,889	$137,436,889	$-	$-
	Short-Term Investments	4,992,195	-	4,992,195	-

	Total	$142,429,084	$137,436,889	$4,992,195	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 20.8%

Amazon.com Inc *	49,446	$35,384,546
Aramark	389,995	13,033,633
AutoZone Inc *	19,668	15,613,245
Comcast Corp ‘A’	249,216	16,246,391
Dollar General Corp	121,056	11,379,264
Dollar Tree Inc *	187,066	17,629,100
LKQ Corp *	102,698	3,255,527
lululemon athletica Inc *	53,536	3,954,169
Marriott International Inc ‘A’	84,649	5,625,773
Netflix Inc *	88,538	8,099,456
NIKE Inc ‘B’	205,256	11,330,131
Ross Stores Inc	306,103	17,352,979
Starbucks Corp	195,447	11,163,933
The Priceline Group Inc *	11,194	13,974,702
The TJX Cos Inc	175,447	13,549,772
Tractor Supply Co	68,480	6,244,006
Twenty-First Century Fox Inc ‘A’	111,748	3,022,783
VF Corp	49,141	3,021,680

		209,881,090

Consumer Staples - 9.5%

Colgate-Palmolive Co	132,042	9,665,474
Constellation Brands Inc ‘A’	102,077	16,883,536
Costco Wholesale Corp	106,848	16,779,410
CVS Health Corp	63,497	6,079,203
Danone SA (France)	95,453	6,680,052
Mead Johnson Nutrition Co	68,728	6,237,066
Mondelez International Inc ‘A’	179,210	8,155,847
Monster Beverage Corp *	31,865	5,121,024
Pernod Ricard SA (France)	24,174	2,676,455
Reynolds American Inc	111,552	6,015,999
The Estee Lauder Cos Inc ‘A’	112,112	10,204,434
Walgreens Boots Alliance Inc	13,141	1,094,251

		95,592,751

Energy - 0.9%

Concho Resources Inc *	37,302	4,449,009
Pioneer Natural Resources Co	28,413	4,296,330

		8,745,339

Financials - 6.0%

American Tower Corp REIT	248,566	28,239,583
Aon PLC	48,829	5,333,592
Intercontinental Exchange Inc	67,610	17,305,455
The Blackstone Group LP	36,030	884,176
The Charles Schwab Corp	336,441	8,515,322

		60,278,128

Health Care - 15.0%

Abbott Laboratories	219,118	8,613,528
Alexion Pharmaceuticals Inc *	71,250	8,319,150
Allergan PLC *	35,731	8,257,077
Bristol-Myers Squibb Co	247,813	18,226,646
Celgene Corp *	130,459	12,867,171
CR Bard Inc	33,882	7,967,691
Edwards Lifesciences Corp *	9,867	984,036
Eli Lilly & Co	114,136	8,988,210
McKesson Corp	30,661	5,722,876
Medtronic PLC	211,062	18,313,850
Regeneron Pharmaceuticals Inc *	12,213	4,265,146
Stryker Corp	60,271	7,222,274
The Cooper Cos Inc	23,756	4,075,817
Thermo Fisher Scientific Inc	188,441	27,844,042
VWR Corp *	104,920	3,032,188
Zoetis Inc	142,768	6,775,769

		151,475,471

	Shares	Value
Industrials - 8.4%

AMETEK Inc	126,445	$5,845,552
Canadian Pacific Railway Ltd (NYSE) (Canada)	55,309	7,123,246
Danaher Corp	270,376	27,307,976
Equifax Inc	76,908	9,874,987
Flowserve Corp	85,109	3,844,374
Honeywell International Inc	57,473	6,685,260
Rockwell Collins Inc	11,674	993,924
Roper Technologies Inc	57,845	9,866,043
Union Pacific Corp	60,183	5,250,967
Verisk Analytics Inc *	98,198	7,961,894

		84,754,223

Information Technology - 34.7%

Adobe Systems Inc *	262,739	25,167,769
Akamai Technologies Inc *	19,103	1,068,431
Alphabet Inc ‘A’ *	50,208	35,322,834
Alphabet Inc ‘C’ *	38,007	26,304,645
Apple Inc	171,303	16,376,567
Broadcom Ltd (Singapore)	90,770	14,105,658
Cognizant Technology Solutions Corp ‘A’ *	199,103	11,396,656
Electronic Arts Inc *	119,399	9,045,668
Facebook Inc ‘A’ *	350,125	40,012,285
Fidelity National Information Services Inc	51,113	3,766,006
Fiserv Inc *	150,222	16,333,638
FleetCor Technologies Inc *	75,279	10,774,683
Intuit Inc	110,868	12,373,978
LinkedIn Corp ‘A’ *	41,716	7,894,753
MasterCard Inc ‘A’	301,756	26,572,633
Microsoft Corp	464,973	23,792,668
NVIDIA Corp	124,462	5,850,959
Sabre Corp	165,509	4,433,986
salesforce.com Inc *	254,700	20,225,727
Visa Inc ‘A’	527,824	39,148,706

		349,968,250

Materials - 4.4%

Ecolab Inc	37,009	4,389,267
Monsanto Co	94,060	9,726,745
The Sherwin-Williams Co	54,718	16,069,035
Vulcan Materials Co	112,852	13,582,867

		43,767,914

Total Common Stocks (Cost $823,844,726)		1,004,463,166

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%

U.S. Government Agency Issue - 0.1%

Federal Home Loan Bank 0.101% due 07/01/16	$888,000	$888,000

Repurchase Agreement - 0.3%

State Street Bank & Trust Co 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $2,581,391; collateralized by U.S. Treasury Notes: 1.625% - 3.125% due 04/30/19 - 05/15/19 and value $2,637,456)	2,581,389	2,581,389

Total Short-Term Investments (Cost $3,469,389)		3,469,389

TOTAL INVESTMENTS - 100.1% (Cost $827,314,115)		1,007,932,555

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(584,827)

NET ASSETS - 100.0%		$1,007,347,728

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	34.7%
Consumer Discretionary	20.8%
Health Care	15.0%
Consumer Staples	9.5%
Industrials	8.4%
Financials	6.0%
Materials	4.4%
Others (each less than 3.0%)	1.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$209,881,090	$209,881,090	$-	$-
	Consumer Staples	95,592,751	86,236,244	9,356,507	-
	Energy	8,745,339	8,745,339	-	-
	Financials	60,278,128	60,278,128	-	-
	Health Care	151,475,471	151,475,471	-	-
	Industrials	84,754,223	84,754,223	-	-
	Information Technology	349,968,250	349,968,250	-	-
	Materials	43,767,914	43,767,914	-	-

	Total Common Stocks	1,004,463,166	995,106,659	9,356,507	-

	Short-Term Investments	3,469,389	-	3,469,389	-

	Total	$1,007,932,555	$995,106,659	$12,825,896	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 20.1%

Amazon.com Inc *	91,577	$65,534,333
Chipotle Mexican Grill Inc *	28,978	11,671,179
Domino’s Pizza Inc	63,092	8,289,027
Liberty Global PLC ‘A’ * (United Kingdom)	312,648	9,085,551
Liberty Global PLC LiLAC ‘A’ * (United Kingdom)	56,943	1,836,966
Netflix Inc *	232,403	21,260,226
NIKE Inc ‘B’	338,305	18,674,436
Starbucks Corp	99,501	5,683,497
The Home Depot Inc	162,652	20,769,034
The Priceline Group Inc *	16,967	21,181,772
TripAdvisor Inc *	156,072	10,035,430

		194,021,451

Consumer Staples - 10.6%

Anheuser-Busch InBev SA/NV ADR (Belgium)	250,115	32,935,143
Constellation Brands Inc ‘A’	181,066	29,948,316
Costco Wholesale Corp	136,375	21,416,330
Mead Johnson Nutrition Co	59,173	5,369,950
Walgreens Boots Alliance Inc	145,974	12,155,255

		101,824,994

Energy - 2.2%

Concho Resources Inc *	104,148	12,421,732
EOG Resources Inc	104,456	8,713,720

		21,135,452

Financials - 4.3%

Berkshire Hathaway Inc ‘B’ *	193,453	28,010,060
Crown Castle International Corp REIT	138,163	14,013,873

		42,023,933

Health Care - 15.9%

Alexion Pharmaceuticals Inc *	23,292	2,719,574
Allergan PLC *	59,775	13,813,405
Becton Dickinson & Co	92,742	15,728,116
Boston Scientific Corp *	607,960	14,208,025
Celgene Corp *	83,194	8,205,424
Humana Inc	44,232	7,956,452
Illumina Inc *	141,923	19,923,151
Intuitive Surgical Inc *	15,020	9,934,378
Regeneron Pharmaceuticals Inc *	38,216	13,346,173
UnitedHealth Group Inc	261,649	36,944,839
Vertex Pharmaceuticals Inc *	119,800	10,305,196

		153,084,733

Industrials - 4.8%

Acuity Brands Inc	46,024	11,412,111
Honeywell International Inc	73,259	8,521,487
Norfolk Southern Corp	176,334	15,011,314
TransDigm Group Inc *	41,573	10,962,384

		45,907,296

Information Technology - 35.8%

Activision Blizzard Inc	609,499	24,154,445
Alphabet Inc ‘A’ *	102,685	72,241,978
Apple Inc	133,702	12,781,911
Applied Materials Inc	198,132	4,749,224
Facebook Inc ‘A’ *	497,450	56,848,586
Fiserv Inc *	75,628	8,223,033
FleetCor Technologies Inc *	148,804	21,298,317
Global Payments Inc	212,929	15,198,872
Microsoft Corp	654,001	33,465,231
salesforce.com Inc *	310,307	24,641,479

	Shares	Value
Tencent Holdings Ltd (China)	1,185,100	$27,185,801
Visa Inc ‘A’	597,827	44,340,829

		345,129,706

Materials - 2.9%

Ecolab Inc	85,257	10,111,480
The Sherwin-Williams Co	61,422	18,037,799

		28,149,279

Telecommunication Services - 1.4%

SBA Communications Corp ‘A’ *	127,893	13,804,770

Total Common Stocks (Cost $829,837,167)		945,081,614

	Principal Amount

SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $34,693,086; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $35,387,938)	$34,693,057	34,693,057

Total Short-Term Investment (Cost $34,693,057)		34,693,057

TOTAL INVESTMENTS - 101.6% (Cost $864,530,224)		979,774,671

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(15,686,144)

NET ASSETS - 100.0%		$964,088,527

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	35.8%
Consumer Discretionary	20.1%
Health Care	15.9%
Consumer Staples	10.6%
Industrials	4.8%
Financials	4.3%
Short-Term Investment	3.6%
Others (each less than 3.0%)	6.5%

	101.6%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$194,021,451	$194,021,451	$-	$-
	Consumer Staples	101,824,994	101,824,994	-	-
	Energy	21,135,452	21,135,452	-	-
	Financials	42,023,933	42,023,933	-	-
	Health Care	153,084,733	153,084,733	-	-
	Industrials	45,907,296	45,907,296	-	-
	Information Technology	345,129,706	317,943,905	27,185,801	-
	Materials	28,149,279	28,149,279	-	-
	Telecommunication Services	13,804,770	13,804,770	-	-

	Total Common Stocks	945,081,614	917,895,813	27,185,801	-

	Short-Term Investment	34,693,057	-	34,693,057	-

	Total	$979,774,671	$917,895,813	$61,878,858	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 13.3%

Charter Communications Inc ‘A’ *	147,579	$33,742,463
DISH Network Corp ‘A’ *	996,380	52,210,312
SES SA ‘A’ FDR (Luxembourg)	1,043,514	22,339,061
Target Corp	447,011	31,210,308
The Home Depot Inc	232,344	29,668,005
Time Warner Inc	755,007	55,523,215
Twenty-First Century Fox Inc ‘B’	1,560,912	42,534,852

		267,228,216

Consumer Staples - 9.8%

Anheuser-Busch InBev SA/NV ADR (Belgium)	164,561	21,669,392
CVS Health Corp	731,385	70,022,800
Kimberly-Clark Corp	183,906	25,283,397
Philip Morris International Inc	452,647	46,043,253
Reynolds American Inc	614,775	33,154,816

		196,173,658

Energy - 12.8%

Chevron Corp	393,618	41,262,975
Exxon Mobil Corp	513,057	48,093,963
Halliburton Co	1,096,127	49,643,592
National Oilwell Varco Inc	693,171	23,325,204
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	494,015	27,279,508
Schlumberger Ltd	446,561	35,314,044
Suncor Energy Inc (NYSE) (Canada)	1,178,192	32,671,264

		257,590,550

Financials - 23.0%

American Express Co	590,363	35,870,456
American Tower Corp REIT	269,250	30,589,492
Capital One Financial Corp	301,814	19,168,207
Citigroup Inc	645,481	27,361,940
JPMorgan Chase & Co	1,032,056	64,131,960
Marsh & McLennan Cos Inc	536,058	36,698,531
MetLife Inc	465,956	18,559,027
State Street Corp	478,627	25,807,568
Synchrony Financial *	740,787	18,727,095
The Bank of New York Mellon Corp	572,099	22,226,046
The Progressive Corp	434,988	14,572,098
The Travelers Cos Inc	302,672	36,030,075
US Bancorp	1,188,736	47,941,723
Wells Fargo & Co	1,327,528	62,831,900

		460,516,118

Health Care - 13.3%

AmerisourceBergen Corp	315,314	25,010,706
Amgen Inc	246,579	37,516,995
Anthem Inc	297,430	39,064,456
Johnson & Johnson	335,211	40,661,094
Merck & Co Inc	876,913	50,518,958
Novartis AG ADR (Switzerland)	235,956	19,468,730
Teva Pharmaceutical Industries Ltd ADR (Israel)	624,374	31,362,306
UnitedHealth Group Inc	159,619	22,538,203

		266,141,448

Industrials - 9.2%

General Electric Co	1,639,472	51,610,579
Honeywell International Inc	491,984	57,227,579
Illinois Tool Works Inc	412,801	42,997,352
United Technologies Corp	323,277	33,152,056

		184,987,566

	Shares	Value
Information Technology - 9.6%

EMC Corp	1,209,275	$32,856,002
International Business Machines Corp	99,701	15,132,618
Microsoft Corp	644,555	32,981,879
Motorola Solutions Inc	457,546	30,184,310
Nuance Communications Inc *	1,570,371	24,544,899
TE Connectivity Ltd (Switzerland)	555,930	31,749,162
Xerox Corp	2,658,737	25,231,414

		192,680,284

Materials - 5.5%

Air Products & Chemicals Inc	131,227	18,639,483
Crown Holdings Inc *	682,282	34,571,229
Freeport-McMoRan Inc	2,112,875	23,537,428
Martin Marietta Materials Inc	171,339	32,897,088

		109,645,228

Utilities - 1.7%

Sempra Energy	308,214	35,142,560

Total Common Stocks (Cost $1,548,694,326)		1,970,105,628

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $39,547,691; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $40,338,875)	$39,547,658	39,547,658

Total Short-Term Investment (Cost $39,547,658)		39,547,658

TOTAL INVESTMENTS - 100.2% (Cost $1,588,241,984)		2,009,653,286

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(4,901,590)

NET ASSETS - 100.0%		$2,004,751,696

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	23.0%
Consumer Discretionary	13.3%
Health Care	13.3%
Energy	12.8%
Consumer Staples	9.8%
Information Technology	9.6%
Industrials	9.2%
Materials	5.5%
Others (each less than 3.0%)	3.7%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$267,228,216	$244,889,155	$22,339,061	$-
	Consumer Staples	196,173,658	196,173,658	-	-
	Energy	257,590,550	257,590,550	-	-
	Financials	460,516,118	460,516,118	-	-
	Health Care	266,141,448	266,141,448	-	-
	Industrials	184,987,566	184,987,566	-	-
	Information Technology	192,680,284	192,680,284	-	-
	Materials	109,645,228	109,645,228	-	-
	Utilities	35,142,560	35,142,560	-	-

	Total Common Stocks	1,970,105,628	1,947,766,567	22,339,061	-

	Short-Term Investment	39,547,658	-	39,547,658	-

	Total	$2,009,653,286	$1,947,766,567	$61,886,719	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 129.4%

Consumer Discretionary - 19.9%

Amazon.com Inc * †	21,414	$15,324,287
Best Buy Co Inc †	143,222	4,382,593
BorgWarner Inc	30,320	895,047
Carnival Corp	9,400	415,480
CBS Corp ‘B’ †	11,610	632,048
Charter Communications Inc ‘A’ * †	25,052	5,727,889
Comcast Corp ‘A’	80,049	5,218,394
Delphi Automotive PLC (United Kingdom)	63,913	4,000,954
DISH Network Corp ‘A’ * †	124,000	6,497,600
Dollar General Corp	13,660	1,284,040
DR Horton Inc	149,360	4,701,853
Ford Motor Co †	134,770	1,694,059
General Motors Co †	668,681	18,923,672
Harman International Industries Inc †	39,415	2,830,785
Johnson Controls Inc †	28,172	1,246,893
Lowe’s Cos Inc	256,390	20,298,396
Mohawk Industries Inc *	2,460	466,810
O’Reilly Automotive Inc *	16,044	4,349,529
PulteGroup Inc	36,410	709,631
Royal Caribbean Cruises Ltd †	122,855	8,249,713
Sirius XM Holdings Inc * †	216,160	853,832
Starbucks Corp	54,760	3,127,891
The Home Depot Inc	9,830	1,255,193
The TJX Cos Inc	49,078	3,790,294
Time Warner Inc	197,956	14,557,684
Toll Brothers Inc * †	81,500	2,193,165
Twenty-First Century Fox Inc ‘A’ †	454,200	12,286,110
Twenty-First Century Fox Inc ‘B’	87,420	2,382,195
VF Corp †	4,920	302,531
Yum! Brands Inc †	58,210	4,826,773

		153,425,341

Consumer Staples - 9.0%

Altria Group Inc	10,330	712,357
Constellation Brands Inc ‘A’ †	18,030	2,982,162
Costco Wholesale Corp	17,998	2,826,406
Kimberly-Clark Corp	79,291	10,900,927
Molson Coors Brewing Co ‘B’ †	120,907	12,227,325
Mondelez International Inc ‘A’ †	166,417	7,573,638
PepsiCo Inc	147,960	15,674,882
Philip Morris International Inc	27,370	2,784,076
The Boston Beer Co Inc ‘A’ * †	2,410	412,182
The Coca-Cola Co †	121,408	5,503,425
The Kroger Co †	175,555	6,458,668
Walgreens Boots Alliance Inc †	15,430	1,284,856

		69,340,904

Energy - 9.9%

Cabot Oil & Gas Corp †	79,460	2,045,300
Chevron Corp †	20,810	2,181,512
Concho Resources Inc * †	6,640	791,953
Diamondback Energy Inc * †	70,352	6,416,806
Energen Corp	11,104	535,324
EOG Resources Inc †	137,538	11,473,420
EQT Corp	87,044	6,739,817
Exxon Mobil Corp †	31,650	2,966,871
Halliburton Co	11,171	505,935
Marathon Petroleum Corp	67,761	2,572,208
Noble Corp PLC (United Kingdom)	31,080	256,099
Occidental Petroleum Corp †	249,913	18,883,426
Pioneer Natural Resources Co	61,939	9,365,796
Plains GP Holdings LP ‘A’	71,843	749,323
Tesoro Corp †	9,270	694,508
TransCanada Corp (NYSE) (Canada)	178,387	8,066,660
Valero Energy Corp †	46,260	2,359,260

		76,604,218

	Shares	Value
Financials - 22.0%

Ally Financial Inc * †	45,040	$768,833
American Express Co	18,510	1,124,668
American International Group Inc	60,960	3,224,174
Ameriprise Financial Inc	5,300	476,205
Arthur J Gallagher & Co †	110,726	5,270,558
AvalonBay Communities Inc REIT †	47,310	8,534,251
Bank of America Corp †	554,784	7,361,984
Berkshire Hathaway Inc ‘B’ * †	19,830	2,871,186
BlackRock Inc †	17,800	6,097,034
Capital One Financial Corp	43,530	2,764,590
Chubb Ltd †	147,482	19,277,372
Citigroup Inc	322,534	13,672,216
Citizens Financial Group Inc	61,560	1,229,969
Discover Financial Services †	119,220	6,389,000
Everest Re Group Ltd	6,020	1,099,673
HCP Inc REIT †	28,649	1,013,602
Intercontinental Exchange Inc †	30,120	7,709,515
Invesco Ltd	41,655	1,063,869
KeyCorp †	308,840	3,412,682
Kimco Realty Corp REIT	71,870	2,255,281
LaSalle Hotel Properties REIT †	61,150	1,441,917
Marsh & McLennan Cos Inc †	110,660	7,575,784
MetLife Inc †	215,099	8,567,393
Morgan Stanley †	376,783	9,788,822
Omega Healthcare Investors Inc REIT †	46,250	1,570,187
Prologis Inc REIT †	10,490	514,430
Prudential Financial Inc	17,110	1,220,627
Regions Financial Corp	54,690	465,412
Simon Property Group Inc REIT	16,710	3,624,399
SL Green Realty Corp REIT †	15,368	1,636,231
State Street Corp	1,120	60,390
STORE Capital Corp REIT	21,770	641,126
SVB Financial Group * †	1,370	130,369
Synchrony Financial *	22,750	575,120
TD Ameritrade Holding Corp †	4,490	127,853
The Bank of New York Mellon Corp	27,800	1,080,030
The Charles Schwab Corp †	152,984	3,872,025
The Goldman Sachs Group Inc †	57,181	8,495,953
Voya Financial Inc †	14,690	363,724
Wells Fargo & Co †	395,648	18,726,020
XL Group PLC † (Ireland)	58,705	1,955,464
Zions Bancorp †	75,510	1,897,566

		169,947,504

Health Care - 18.3%

Abbott Laboratories †	34,550	1,358,161
Aetna Inc †	71,588	8,743,042
Agilent Technologies Inc	11,067	490,932
Alexion Pharmaceuticals Inc * †	29,292	3,420,134
Allergan PLC * †	38,018	8,785,580
Anthem Inc †	8,550	1,122,957
Becton Dickinson & Co †	8,330	1,412,685
Biogen Inc * †	19,075	4,612,716
BioMarin Pharmaceutical Inc *	17,250	1,342,050
Boston Scientific Corp *	280,828	6,562,950
Bristol-Myers Squibb Co	194,254	14,287,382
Celgene Corp *	54,616	5,386,776
Cigna Corp	13,770	1,762,422
Eli Lilly & Co	168,348	13,257,405
Gilead Sciences Inc	131,510	10,970,564
Humana Inc	19,137	3,442,364
Illumina Inc * †	21,383	3,001,746
Incyte Corp *	3,280	262,334
Johnson & Johnson	16,550	2,007,515
McKesson Corp †	50,118	9,354,525
Merck & Co Inc †	19,400	1,117,634
Mylan NV * †	5,190	224,416
Pfizer Inc †	540,550	19,032,765
Shire PLC ADR	385	70,875
Stryker Corp	3,470	415,810

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Thermo Fisher Scientific Inc	1,740	$257,102
UnitedHealth Group Inc	107,689	15,205,687
Vertex Pharmaceuticals Inc * †	42,492	3,655,162

		141,563,691

Industrials - 12.4%

Allegion PLC †	80,220	5,569,675
Canadian Pacific Railway Ltd (NYSE) (Canada)	11,150	1,436,009
Danaher Corp †	5,500	555,500
Delta Air Lines Inc †	243,622	8,875,149
Eaton Corp PLC	44,710	2,670,528
Fluor Corp †	8,790	433,171
General Dynamics Corp	13,090	1,822,652
General Electric Co	238,835	7,518,526
Honeywell International Inc †	166,825	19,405,084
L-3 Communications Holdings Inc	6,530	957,886
Lennox International Inc †	19,150	2,730,790
Masco Corp †	80,400	2,487,576
Northrop Grumman Corp	15,400	3,423,112
PACCAR Inc †	79,998	4,149,496
Snap-on Inc	17,120	2,701,878
Stanley Black & Decker Inc	115,753	12,874,049
Textron Inc †	7,570	276,759
Union Pacific Corp †	72,540	6,329,115
United Continental Holdings Inc *	160,047	6,568,329
United Technologies Corp †	30,372	3,114,649
Waste Connections Inc (Canada)	28,190	2,031,089

		95,931,022

Information Technology - 26.5%

Accenture PLC ‘A’ †	82,190	9,311,305
Adobe Systems Inc *	78,740	7,542,505
Alliance Data Systems Corp * †	290	56,817
Alphabet Inc ‘A’ *	28,021	19,713,614
Alphabet Inc ‘C’ *	23,326	16,143,925
Analog Devices Inc	8,300	470,112
Apple Inc	194,021	18,548,408
Broadcom Ltd † (Singapore)	124,328	19,320,571
Cisco Systems Inc †	36,120	1,036,283
Facebook Inc ‘A’ * †	125,010	14,286,143
Fidelity National Information Services Inc †	150,469	11,086,556
Global Payments Inc	5,340	381,169
HP Inc †	267,910	3,362,270
Lam Research Corp †	163,541	13,747,256
Marvell Technology Group Ltd † (Bermuda)	53,881	513,486
MasterCard Inc ‘A’ †	29,890	2,632,113
Microsoft Corp †	468,513	23,973,810
NXP Semiconductors NV * (Netherlands)	96,282	7,542,732
PayPal Holdings Inc * †	13,050	476,455
QUALCOMM Inc †	5,060	271,064
Skyworks Solutions Inc †	7,190	454,983
TE Connectivity Ltd † (Switzerland)	151,830	8,671,011
Texas Instruments Inc †	141,124	8,841,419
Total System Services Inc	22,040	1,170,544
Vantiv Inc ‘A’ *	48,460	2,742,836
Visa Inc ‘A’	119,310	8,849,223
Western Digital Corp †	11,730	554,360
WEX Inc * †	17,358	1,539,134
Workday Inc ‘A’ * †	18,580	1,387,369

		204,627,473

Materials - 4.6%

CF Industries Holdings Inc †	28,690	691,429
Crown Holdings Inc *	98,189	4,975,237
Eastman Chemical Co	147,984	10,048,113
EI du Pont de Nemours & Co †	77,820	5,042,736
Martin Marietta Materials Inc †	10,230	1,964,160
Sealed Air Corp	15,542	714,466
The Dow Chemical Co †	86,055	4,277,794
The Mosaic Co †	98,395	2,575,981

	Shares	Value
United States Steel Corp	69,608	$1,173,591
Vulcan Materials Co †	31,270	3,763,657
Westlake Chemical Corp	5,940	254,945
WestRock Co	7,850	305,129

		35,787,238

Telecommunication Services - 3.0%

AT&T Inc †	353,017	15,253,865
SBA Communications Corp ‘A’ * †	2,410	260,135
T-Mobile US Inc * †	120,000	5,192,400
Verizon Communications Inc	38,940	2,174,410

		22,880,810

Utilities - 3.8%

American Electric Power Co Inc	7,980	559,318
CMS Energy Corp	79,840	3,661,462
Edison International †	25,120	1,951,070
Exelon Corp †	7,210	262,156
NextEra Energy Inc †	87,360	11,391,744
Public Service Enterprise Group Inc	61,360	2,859,990
Sempra Energy †	9,920	1,131,078
Xcel Energy Inc †	162,278	7,266,809

		29,083,627

Total Common Stocks (Cost $966,196,292)		999,191,828

	Principal Amount
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%
Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $12,584,386; collateralized by Federal Home Loan Bank: 5.500% due 07/15/36 and value $774,092; and U.S. Treasury Notes: 2.000% due 07/31/22 and value $12,839,529)	$12,584,376	12,584,376

Total Short-Term Investment (Cost $12,584,376)		12,584,376

TOTAL INVESTMENTS - 131.0% (Cost $978,780,668)		1,011,776,204

TOTAL SECURITIES SOLD SHORT - (31.1%) (See Securities Sold Short)
(Proceeds $222,895,777)		(239,896,250)

OTHER ASSETS & LIABILITIES, NET - 0.1%		414,622

NET ASSETS - 100.0%		$772,294,576

SECURITIES SOLD SHORT
	Shares	Value
COMMON STOCKS - (31.1%)

Consumer Discretionary - (4.3%)

Autoliv Inc (Sweden)	17,113	($1,838,792)
AutoZone Inc	2,420	(1,921,093)
Bed Bath & Beyond Inc	55,269	(2,388,726)
Darden Restaurants Inc	25,610	(1,622,137)
Discovery Communications Inc ‘A’	41,081	(1,036,474)
Dollar Tree Inc	2,319	(218,543)
Ford Motor Co	231,110	(2,905,053)
Hasbro Inc	18,851	(1,583,295)
Lear Corp	24,586	(2,501,871)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Lennar Corp ‘A’	32,113	($1,480,409)
Marriott International Inc ‘A’	1,930	(128,268)
Mattel Inc	12,620	(394,880)
McDonald’s Corp	8,470	(1,019,280)
Netflix Inc	2,820	(257,974)
Omnicom Group Inc	44,695	(3,642,195)
Scripps Networks Interactive Inc ‘A’	24,734	(1,540,186)
Target Corp	19,520	(1,362,886)
The Interpublic Group of Cos Inc	72,909	(1,684,198)
The Walt Disney Co	19,240	(1,882,057)
Under Armour Inc ‘A’	55,596	(2,231,067)
Under Armour Inc ‘C’	35,832	(1,304,299)

		(32,943,683)

Consumer Staples - (3.6%)

Campbell Soup Co	4,260	(283,418)
Church & Dwight Co Inc	25,847	(2,659,398)
Colgate-Palmolive Co	23,045	(1,686,894)
CVS Health Corp	35,046	(3,355,304)
General Mills Inc	30,890	(2,203,075)
Kellogg Co	10,612	(866,470)
Sysco Corp	54,994	(2,790,396)
The Clorox Co	45,803	(6,338,677)
The Kraft Heinz Co	7,590	(671,563)
The Procter & Gamble Co	6,030	(510,560)
Wal-Mart Stores Inc	36,604	(2,672,824)
Whole Foods Market Inc	109,407	(3,503,212)

		(27,541,791)

Energy - (2.4%)

Anadarko Petroleum Corp	25,472	(1,356,384)
Apache Corp	18,111	(1,008,239)
Cimarex Energy Co	5,372	(640,987)
Devon Energy Corp	17,731	(642,749)
Enbridge Inc (NYSE) (Canada)	120,961	(5,123,908)
Exxon Mobil Corp	25,947	(2,432,272)
Helmerich & Payne Inc	7,424	(498,373)
Hess Corp	8,850	(531,885)
Marathon Oil Corp	63,243	(949,277)
Murphy Oil Corp	34,380	(1,091,565)
National Oilwell Varco Inc	8,833	(297,230)
ONEOK Inc	30,814	(1,462,124)
Phillips 66	6,570	(521,264)
QEP Resources Inc	12,241	(215,809)
Spectra Energy Corp	60,350	(2,210,621)

		(18,982,687)

Financials - (6.2%)

Aflac Inc	20,040	(1,446,086)
American Express Co	10,370	(630,081)
Aon PLC	21,851	(2,386,785)
Arch Capital Group Ltd (Bermuda)	14,110	(1,015,920)
Associated Banc-Corp	47,900	(821,485)
CME Group Inc ‘A’	17,532	(1,707,617)
Comerica Inc	5,500	(226,215)
Commerce Bancshares Inc	17,728	(849,171)
Crown Castle International Corp REIT	13,195	(1,338,369)
Cullen/Frost Bankers Inc	3,800	(242,174)
Digital Realty Trust Inc REIT	14,184	(1,545,914)
Federal Realty Investment Trust REIT	17,258	(2,857,062)
Federated Investors Inc ‘B’	20,614	(593,271)
Fifth Third Bancorp	90,570	(1,593,126)
First Horizon National Corp	126,163	(1,738,526)
Franklin Resources Inc	27,140	(905,662)
Healthcare Realty Trust Inc REIT	25,202	(881,818)
Healthcare Trust of America Inc ‘A’ REIT	34,693	(1,121,972)
Host Hotels & Resorts Inc REIT	45,888	(743,845)
M&T Bank Corp	7,557	(893,464)
Nasdaq Inc	15,300	(989,451)
People’s United Financial Inc	126,471	(1,854,065)
Realty Income Corp REIT	4,436	(307,681)
RenaissanceRe Holdings Ltd (Bermuda)	1,900	(223,136)

	Shares	Value
T Rowe Price Group Inc	22,220	($1,621,393)
The Allstate Corp	11,623	(813,029)
The PNC Financial Services Group Inc	10,480	(852,967)
The Progressive Corp	41,814	(1,400,769)
The Travelers Cos Inc	9,520	(1,133,261)
Torchmark Corp	34,691	(2,144,598)
UDR Inc REIT	49,530	(1,828,648)
US Bancorp	7,298	(294,328)
Ventas Inc REIT	82,977	(6,042,385)
Welltower Inc REIT	31,020	(2,362,793)
Willis Towers Watson PLC	3,700	(459,947)
WR Berkley Corp	31,236	(1,871,661)

		(47,738,675)

Health Care - (3.2%)

AbbVie Inc	25,684	(1,590,096)
Alkermes PLC	9,050	(391,141)
AmerisourceBergen Corp	12,880	(1,021,642)
Amgen Inc	13,450	(2,046,418)
athenahealth Inc	7,981	(1,101,458)
Baxter International Inc	84,899	(3,839,133)
Becton Dickinson & Co	4,561	(773,500)
Cardinal Health Inc	28,190	(2,199,102)
Cerner Corp	20,677	(1,211,672)
CR Bard Inc	11,455	(2,693,758)
DaVita HealthCare Partners Inc	3,604	(278,661)
Express Scripts Holding Co	6,510	(493,458)
Johnson & Johnson	16,310	(1,978,403)
Medtronic PLC	32,477	(2,818,029)
Shire PLC ADR	805	(148,094)
Varian Medical Systems Inc	15,652	(1,287,064)
Waters Corp	3,931	(552,895)

		(24,424,524)

Industrials - (4.0%)

3M Co	15,353	(2,688,617)
Acuity Brands Inc	4,630	(1,148,055)
AGCO Corp	24,541	(1,156,617)
Air Lease Corp	45,372	(1,215,062)
American Airlines Group Inc	52,500	(1,486,275)
CH Robinson Worldwide Inc	28,940	(2,148,795)
Donaldson Co Inc	57,471	(1,974,704)
Emerson Electric Co	14,930	(778,749)
Fastenal Co	32,536	(1,444,273)
FedEx Corp	3,255	(494,044)
Flowserve Corp	2,610	(117,894)
Hubbell Inc	3,660	(386,020)
Lockheed Martin Corp	22,182	(5,504,907)
Rockwell Automation Inc	6,430	(738,293)
The Boeing Co	41,465	(5,385,059)
Waste Connections Inc (Canada)	3,475	(250,374)
Waste Management Inc	33,310	(2,207,454)
Werner Enterprises Inc	10,815	(248,420)
WW Grainger Inc	7,626	(1,733,008)

		(31,106,620)

Information Technology - (3.2%)

Amphenol Corp ‘A’	9,040	(518,263)
Cisco Systems Inc	88,514	(2,539,467)
Citrix Systems Inc	3,550	(284,319)
Fiserv Inc	14,256	(1,550,055)
FleetCor Technologies Inc	1,700	(243,321)
Intel Corp	37,542	(1,231,378)
Juniper Networks Inc	14,994	(337,215)
Linear Technology Corp	40,814	(1,899,075)
Maxim Integrated Products Inc	24,738	(882,899)
Microchip Technology Inc	115,474	(5,861,460)
Micron Technology Inc	49,710	(684,010)
NVIDIA Corp	30,889	(1,452,092)
Qorvo Inc	8,700	(480,762)
QUALCOMM Inc	10,289	(551,182)
salesforce.com Inc	28,917	(2,296,299)
Seagate Technology PLC	11,570	(281,845)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Splunk Inc	11,217	($607,737)
Taiwan Semiconductor Manufacturing Co Ltd
ADR (Taiwan)	68,317	(1,791,955)
VeriFone Systems Inc	9,641	(178,744)
Xilinx Inc	25,392	(1,171,333)

		(24,843,411)

Materials - (1.7%)

Agrium Inc (Canada)	2,840	(256,793)
Air Products & Chemicals Inc	8,435	(1,198,107)
Alcoa Inc	215,264	(1,995,497)
AptarGroup Inc	6,430	(508,806)
Avery Dennison Corp	3,349	(250,338)
Ball Corp	7,270	(525,548)
Ecolab Inc	11,316	(1,342,078)
Freeport-McMoRan Inc	30,710	(342,109)
LyondellBasell Industries NV ‘A’	42,816	(3,186,367)
Nucor Corp	9,360	(462,478)
Praxair Inc	20,196	(2,269,828)
Sonoco Products Co	18,574	(922,385)
Westlake Chemical Corp	1,055	(45,281)

		(13,305,615)

Telecommunication Services - (0.1%)

CenturyLink Inc	9,221	(267,501)
Sprint Corp	99,392	(450,246)

		(717,747)

Utilities - (2.4%)

Ameren Corp	6,920	(370,774)
Aqua America Inc	49,485	(1,764,635)
Atmos Energy Corp	1,098	(89,289)
Consolidated Edison Inc	42,279	(3,400,923)
Dominion Resources Inc	39,341	(3,065,844)
DTE Energy Co	14,294	(1,416,821)
Duke Energy Corp	43,055	(3,693,688)
OGE Energy Corp	17,710	(580,003)
The Southern Co	72,898	(3,909,520)

		(18,291,497)

Total Common Stocks (Proceeds $222,895,777)		(239,896,250)

TOTAL SECURITIES SOLD SHORT - (31.1%)
(Proceeds $222,895,777)		($239,896,250)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

	Long		Short		Net Exposure
Information Technology	26.5%		(3.2%	)	23.3%
Financials	22.0%		(6.2%	)	15.8%
Consumer Discretionary	19.9%		(4.3%	)	15.6%
Health Care	18.3%		(3.2%	)	15.1%
Industrials	12.4%		(4.0%	)	8.4%
Energy	9.9%		(2.4%	)	7.5%
Consumer Staples	9.0%		(3.6%	)	5.4%
Others (each less than 3.0%)	13.0%		(4.2%	)	8.8%

	131.0%		(31.1%	)	99.9%

Securities sold short	(31.1%	)
Other Assets & Liabilities, Net	0.1%

	100.0%

(b)	The Fund engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the Fund, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the Fund, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the Fund’s assets and (ii) borrowing securities sold short. As of June 30, 2016, the total value of securities out on loan was $197,040,822, and the cash collateral was $198,288,544 (See Note 8 in Notes to Financial Statements).

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/16)	95	$78,816

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long	$999,191,828	$999,191,828	$-	$-
	Short-Term Investment	12,584,376	-	12,584,376	-
	Derivatives:
	Equity Contracts
	Futures	78,816	78,816	-	-

	Total Assets	1,011,855,020	999,270,644	12,584,376	-

Liabilities	Common Stocks - Short	(239,896,250)	(239,896,250)	-	-

	Total Liabilities	(239,896,250)	(239,896,250)	-	-

	Total	$771,958,770	$759,374,394	$12,584,376	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 10.2%

Amazon.com Inc *	15,800	$11,306,796
AutoZone Inc *	19,231	15,266,337
CarMax Inc *	82,400	4,040,072
Comcast Corp ‘A’	651,630	42,479,760
Delphi Automotive PLC (United Kingdom)	94,740	5,930,724
McDonald’s Corp	211,930	25,503,656
The Home Depot Inc	214,460	27,384,397

		131,911,742

Consumer Staples - 11.7%

Mondelez International Inc ‘A’	860,960	39,182,290
PepsiCo Inc	333,520	35,333,109
Philip Morris International Inc	388,553	39,523,611
The Kraft Heinz Co	417,700	36,958,096

		150,997,106

Energy - 6.6%

Chevron Corp	330,304	34,625,768
HollyFrontier Corp	252,351	5,998,383
Magellan Midstream Partners LP	193,275	14,688,900
Noble Energy Inc	324,889	11,653,769
Suncor Energy Inc (NYSE) (Canada)	636,010	17,636,557

		84,603,377

Financials - 17.9%

Berkshire Hathaway Inc ‘B’ *	249,790	36,167,094
Citigroup Inc	727,921	30,856,571
CME Group Inc ‘A’	408,330	39,771,342
Discover Financial Services	283,586	15,197,374
M&T Bank Corp	97,550	11,533,336
Marsh & McLennan Cos Inc	205,985	14,101,733
S&P Global Inc	156,091	16,742,321
Simon Property Group Inc REIT	106,650	23,132,385
SunTrust Banks Inc	279,710	11,490,487
The Bank of New York Mellon Corp	459,240	17,841,474
The Progressive Corp	445,150	14,912,525

		231,746,642

Health Care - 14.9%

Agilent Technologies Inc	149,280	6,622,061
Boston Scientific Corp *	675,420	15,784,565
Bristol-Myers Squibb Co	367,920	27,060,516
Cerner Corp *	161,700	9,475,620
Express Scripts Holding Co *	378,796	28,712,737
Johnson & Johnson	312,390	37,892,907
McKesson Corp	67,370	12,574,611
Merck & Co Inc	369,290	21,274,797
Mylan NV *	206,310	8,920,844
UnitedHealth Group Inc	173,900	24,554,680

		192,873,338

Industrials - 12.8%

Canadian National Railway Co (NYSE) (Canada)	175,785	10,381,862
Canadian Pacific Railway Ltd (NYSE) (Canada)	94,600	12,183,534
Deere & Co	125,490	10,169,709
General Electric Co	1,762,660	55,488,537
Lockheed Martin Corp	57,600	14,294,592
Nielsen Holdings PLC	351,230	18,253,423
Republic Services Inc	110,270	5,657,954
Tyco International PLC	378,958	16,143,611
United Technologies Corp	119,540	12,258,827
Waste Connections Inc (Canada)	144,483	10,410,000

		165,242,049

	Shares	Value
Information Technology - 16.3%

Alphabet Inc ‘C’ *	85,393	$59,100,495
Amdocs Ltd	389,135	22,460,872
Apple Inc	657,734	62,879,371
Applied Materials Inc	389,760	9,342,547
Facebook Inc ‘A’ *	180,787	20,660,338
PayPal Holdings Inc *	510,080	18,623,021
Western Digital Corp	147,138	6,953,742
Xerox Corp	1,166,100	11,066,289

		211,086,675

Materials - 2.1%

EI du Pont de Nemours & Co	79,310	5,139,288
PPG Industries Inc	94,750	9,868,213
Vulcan Materials Co	98,475	11,852,451

		26,859,952

Telecommunication Services - 2.4%

Verizon Communications Inc	553,752	30,921,512

Utilities - 3.0%

AmeriGas Partners LP	183,490	8,568,983
OGE Energy Corp	156,180	5,114,895
PG&E Corp	383,220	24,495,422

		38,179,300

Total Common Stocks (Cost $1,117,671,237)		1,264,421,693

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $16,288,050; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $16,616,269)	$16,288,037	16,288,037

Total Short-Term Investment (Cost $16,288,037)		16,288,037

TOTAL INVESTMENTS - 99.2% (Cost $1,133,959,274)		1,280,709,730

OTHER ASSETS & LIABILITIES, NET - 0.8%		10,175,326

NET ASSETS - 100.0%		$1,290,885,056

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	17.9%
Information Technology	16.3%
Health Care	14.9%
Industrials	12.8%
Consumer Staples	11.7%
Consumer Discretionary	10.2%
Energy	6.6%
Utilities	3.0%
Others (each less than 3.0%)	5.8%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,264,421,693	$1,264,421,693	$-	$-
	Short-Term Investment	16,288,037	-	16,288,037	-

	Total	$1,280,709,730	$1,264,421,693	$16,288,037	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 16.1%

American Eagle Outfitters Inc	604,653	$9,632,122
Big Lots Inc	172,706	8,654,298
Chipotle Mexican Grill Inc *	11,202	4,511,717
Darden Restaurants Inc	144,165	9,131,411
DISH Network Corp ‘A’ *	392,169	20,549,656
DR Horton Inc	103,129	3,246,501
Expedia Inc	39,306	4,178,228
Foot Locker Inc	40,354	2,213,820
Harman International Industries Inc	48,533	3,485,640
Lear Corp	73,130	7,441,709
NVR Inc *	1,928	3,432,495
O’Reilly Automotive Inc *	36,206	9,815,447
Panera Bread Co ‘A’ *	30,883	6,545,343
Polaris Industries Inc	96,474	7,887,714
PulteGroup Inc	282,922	5,514,150
PVH Corp	32,496	3,062,098
Royal Caribbean Cruises Ltd	75,139	5,045,584
Skechers U.S.A. Inc ‘A’ *	412,832	12,269,367
Tenneco Inc *	112,192	5,229,269
Texas Roadhouse Inc	175,826	8,017,666
Thor Industries Inc	297,066	19,232,053
Vail Resorts Inc	56,791	7,850,220

		166,946,508

Consumer Staples - 6.9%

Casey’s General Stores Inc	80,896	10,638,633
ConAgra Foods Inc	244,488	11,688,971
Hormel Foods Corp	218,783	8,007,458
Monster Beverage Corp *	36,505	5,866,719
The Clorox Co	37,954	5,252,454
The Hain Celestial Group Inc *	111,439	5,544,090
The JM Smucker Co	69,711	10,624,653
The Kroger Co	182,295	6,706,633
Tyson Foods Inc ‘A’	109,048	7,283,316

		71,612,927

Energy - 4.0%

Gulfport Energy Corp *	148,136	4,630,731
Oceaneering International Inc	120,878	3,609,417
Parsley Energy Inc ‘A’ *	77,905	2,108,109
Patterson-UTI Energy Inc	375,254	8,000,415
Range Resources Corp	74,978	3,234,551
Rice Energy Inc *	230,889	5,088,794
RPC Inc *	464,424	7,212,505
US Silica Holdings Inc	227,119	7,828,792

		41,713,314

Financials - 20.2%

Affiliated Managers Group Inc *	9,299	1,309,020
Arch Capital Group Ltd * (Bermuda)	143,925	10,362,600
Axis Capital Holdings Ltd	154,874	8,518,070
BankUnited Inc	130,922	4,021,924
CBOE Holdings Inc	109,503	7,295,090
Citizens Financial Group Inc	1,577,553	31,519,509
EPR Properties REIT	249,176	20,103,520
Host Hotels & Resorts Inc REIT	447,902	7,260,491
KeyCorp	448,011	4,950,522
Lamar Advertising Co ‘A’ REIT	258,900	17,165,070
MarketAxess Holdings Inc	48,172	7,004,209
National Retail Properties Inc REIT	112,820	5,835,050
Omega Healthcare Investors Inc REIT	170,945	5,803,583
Outfront Media Inc REIT	601,371	14,535,137
Senior Housing Properties Trust REIT	756,794	15,764,019
Signature Bank *	32,537	4,064,522
T Rowe Price Group Inc	260,880	19,036,414
Unum Group	62,846	1,997,874

	Shares	Value
White Mountains Insurance Group Ltd	13,884	$11,690,328
XL Group PLC (Ireland)	326,117	10,862,957

		209,099,909

Health Care - 9.0%

ABIOMED Inc *	96,804	10,579,709
BioMarin Pharmaceutical Inc *	45,246	3,520,139
Centene Corp *	38,381	2,739,252
DaVita HealthCare Partners Inc *	132,863	10,272,967
Edwards Lifesciences Corp *	93,613	9,336,025
Hologic Inc *	270,088	9,345,045
Humana Inc	38,636	6,949,844
Incyte Corp *	63,743	5,098,165
Ionis Pharmaceuticals Inc *	147,166	3,427,496
Medivation Inc *	98,318	5,928,575
Molina Healthcare Inc *	111,353	5,556,515
NuVasive Inc *	57,356	3,425,300
PerkinElmer Inc	80,321	4,210,427
Perrigo Co PLC	59,314	5,378,000
The Cooper Cos Inc	31,871	5,468,107
Universal Health Services Inc ‘B’	12,488	1,674,641

		92,910,207

Industrials - 13.0%

Acuity Brands Inc	119,332	29,589,563
AMERCO	19,056	7,137,425
BWX Technologies Inc	311,455	11,140,745
Huntington Ingalls Industries Inc	71,090	11,945,253
Kirby Corp *	40,166	2,505,957
ManpowerGroup Inc	37,829	2,433,918
Masco Corp	245,071	7,582,497
Orbital ATK Inc	108,883	9,270,298
Robert Half International Inc	167,329	6,385,274
Southwest Airlines Co	179,281	7,029,608
Spirit Airlines Inc *	420,584	18,871,604
Textron Inc	231,898	8,478,191
United Rentals Inc *	182,232	12,227,767

		134,598,100

Information Technology - 14.9%

Activision Blizzard Inc	178,959	7,092,145
Ambarella Inc *	65,075	3,306,461
Broadridge Financial Solutions Inc	55,015	3,586,978
Computer Sciences Corp	484,079	24,034,522
CSRA Inc	417,728	9,787,367
DST Systems Inc	72,093	8,393,788
Electronic Arts Inc *	68,318	5,175,772
Ellie Mae Inc *	61,611	5,646,648
Fiserv Inc *	50,364	5,476,078
FLIR Systems Inc	148,570	4,598,241
Harris Corp	108,347	9,040,474
IAC/InterActiveCorp	131,900	7,425,970
Integrated Device Technology Inc *	160,698	3,234,851
Jack Henry & Associates Inc	48,069	4,194,982
Lam Research Corp	75,311	6,330,643
Micron Technology Inc *	454,425	6,252,888
NVIDIA Corp	250,896	11,794,621
Palo Alto Networks Inc *	48,425	5,938,842
Science Applications International Corp	121,780	7,105,863
Skyworks Solutions Inc	80,697	5,106,506
Take-Two Interactive Software Inc *	138,375	5,247,180
Western Digital Corp	112,528	5,318,073

		154,088,893

Materials - 6.6%

Agnico Eagle Mines Ltd (NYSE) (Canada)	193,268	10,339,838
Albemarle Corp	131,467	10,426,648
Celanese Corp ‘A’	153,705	10,059,992
Louisiana-Pacific Corp *	144,306	2,503,709
Martin Marietta Materials Inc	43,145	8,283,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Newmont Mining Corp	67,091	$2,624,600
Nucor Corp	73,530	3,633,117
Silver Wheaton Corp (NYSE) (Canada)	327,348	7,702,499
Steel Dynamics Inc	247,371	6,060,590
Vulcan Materials Co	54,651	6,577,794

		68,212,627

Utilities - 8.8%

American States Water Co	149,744	6,561,782
American Water Works Co Inc	135,877	11,482,965
Atmos Energy Corp	618,437	50,291,297
ONE Gas Inc	107,584	7,164,019
Xcel Energy Inc	342,480	15,336,254

		90,836,317

Total Common Stocks (Cost $955,219,792)		1,030,018,802

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $21,568,659; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $22,000,725)	$21,568,641	21,568,641

Total Short-Term Investment (Cost $21,568,641)		21,568,641

TOTAL INVESTMENTS - 101.6% (Cost $976,788,433)		1,051,587,443

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(16,505,576)

NET ASSETS - 100.0%		$1,035,081,867

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	20.2%
Consumer Discretionary	16.1%
Information Technology	14.9%
Industrials	13.0%
Health Care	9.0%
Utilities	8.8%
Consumer Staples	6.9%
Materials	6.6%
Energy	4.0%
Others (each less than 3.0%)	2.1%

	101.6%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,030,018,802	$1,030,018,802	$-	$-
	Short-Term Investment	21,568,641	-	21,568,641	-

	Total	$1,051,587,443	$1,030,018,802	$21,568,641	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Consumer Discretionary - 20.9%

Bed Bath & Beyond Inc	138,823	$5,999,930
BorgWarner Inc	195,320	5,765,846
Burberry Group PLC (United Kingdom)	269,957	4,199,292
DR Horton Inc	244,842	7,707,626
DSW Inc ‘A’	222,936	4,721,784
Dunkin’ Brands Group Inc	192,098	8,379,315
Kate Spade & Co *	235,189	4,847,245
lululemon athletica Inc *	77,563	5,728,803
Mattel Inc	298,920	9,353,207
Polaris Industries Inc	96,637	7,901,041
Tiffany & Co	101,557	6,158,417
Tractor Supply Co	102,721	9,366,101
TripAdvisor Inc *	73,637	4,734,859
Under Armour Inc ‘A’ *	49,651	1,992,495
Williams-Sonoma Inc	117,523	6,126,474

		92,982,435

Consumer Staples - 7.5%

Blue Buffalo Pet Products Inc *	191,234	4,463,402
Mead Johnson Nutrition Co ‡	130,904	11,879,538
The Hain Celestial Group Inc *	174,546	8,683,663
Whole Foods Market Inc	254,360	8,144,607

		33,171,210

Energy - 5.3%

Cabot Oil & Gas Corp	213,890	5,505,529
Cimarex Energy Co	46,456	5,543,130
Continental Resources Inc *	164,164	7,431,704
Noble Energy Inc	142,968	5,128,262

		23,608,625

Financials - 10.6%

CME Group Inc ‘A’	113,130	11,018,862
First Republic Bank	110,487	7,732,985
Northern Trust Corp ‡	161,445	10,697,346
Oaktree Capital Group LLC	87,581	3,920,126
Signature Bank *	56,352	7,039,492
Willis Towers Watson PLC	54,785	6,810,323

		47,219,134

Health Care - 17.8%

Acadia Healthcare Co Inc *	67,911	3,762,269
ACADIA Pharmaceuticals Inc *	102,643	3,331,792
Align Technology Inc *	87,465	7,045,306
Alkermes PLC *	145,095	6,271,006
BioMarin Pharmaceutical Inc *	70,867	5,513,452
Diplomat Pharmacy Inc *	95,894	3,356,290
Edwards Lifesciences Corp *	80,090	7,987,376
Henry Schein Inc *	25,491	4,506,809
Intuitive Surgical Inc * ‡	20,272	13,408,103
Laboratory Corp of America Holdings *	51,162	6,664,874
Medivation Inc *	74,762	4,508,148
Zoetis Inc ‡	273,256	12,968,730

		79,324,155

Industrials - 13.1%

AO Smith Corp	45,651	4,022,310
Expeditors International of Washington Inc ‡	179,920	8,823,277
Fastenal Co ‡	330,267	14,660,552
Fortune Brands Home & Security Inc	169,783	9,842,320
Generac Holdings Inc *	105,698	3,695,202
IDEX Corp	80,557	6,613,730
Verisk Analytics Inc *	85,567	6,937,772
Woodward Inc	63,718	3,672,706

		58,267,869

	Shares	Value
Information Technology - 22.7%

Akamai Technologies Inc *	41,010	$2,293,689
ANSYS Inc *	76,789	6,968,602
CoStar Group Inc *	57,525	12,578,417
Electronic Arts Inc *	147,522	11,176,267
Ellie Mae Inc *	36,442	3,339,909
GrubHub Inc *	196,606	6,108,548
Guidewire Software Inc *	79,876	4,933,142
Harris Corp	87,002	7,259,447
Maxim Integrated Products Inc	126,339	4,509,039
Microchip Technology Inc	233,508	11,852,866
Monolithic Power Systems Inc	5,271	360,115
Pandora Media Inc *	597,940	7,444,353
Red Hat Inc *	92,634	6,725,228
ServiceNow Inc *	118,766	7,886,062
Trimble Navigation Ltd *	323,618	7,883,335

		101,319,019

Materials - 1.3%

The Scotts Miracle-Gro Co ‘A’	84,208	5,886,981

Total Common Stocks (Cost $438,515,498)		441,779,428

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments) (Cost $142,197)		55,102

	Principal Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $5,051,549; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $5,157,394)	$5,051,545	5,051,545

Total Short-Term Investment (Cost $5,051,545)		5,051,545

TOTAL INVESTMENTS - 100.3% (Cost $443,709,240)		446,886,075

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,453,480)

NET ASSETS - 100.0%	$445,432,595

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	22.7%
Consumer Discretionary	20.9%
Health Care	17.8%
Industrials	13.1%
Financials	10.6%
Consumer Staples	7.5%
Energy	5.3%
Others (each less than 3.0%)	2.4%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	As of June 30, 2016, investments with a total aggregate value of $5,578,227 were fully or partial segregated with the broker(s)/custodian as collateral for open option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(c)	Purchased options outstanding as of June 30, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - Alkermes PLC (08/16)	$38.00	08/19/16	GSC	499	$142,197	$55,102

Total Purchased Options					$142,197	$55,102

(d)	Transactions in written options for the period ended June 30, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	490	$2,048,690
Call Options Written	1,620	308,144
Put Options Written	5,763	5,279,648
Put Options Expired	(780)	(257,721)
Call Options Closed	(835)	(115,731)
Put Options Closed	(4,484)	(5,672,897)

Outstanding, June 30, 2016	1,774	$1,590,133

(e)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Alkermes PLC (08/16)	$52.00	08/19/16	GSC	499	$67,450	($27,508)
Call - Signature Bank (09/16)	145.00	09/16/16	CIT	286	124,963	(30,285)

					192,413	(57,793)

Put - Alkermes PLC (08/16)	30.00	08/19/16	GSC	499	27,190	(7,718)
Put - Pacira Pharmaceuticals Inc (08/16)	85.00	08/19/16	GSC	490	1,370,530	(2,512,230)

					1,397,720	(2,519,948)

Total Written Options					$1,590,133	($2,577,741)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$92,982,435	$88,783,143	$4,199,292	$-
	Consumer Staples	33,171,210	33,171,210	-	-
	Energy	23,608,625	23,608,625	-	-
	Financials	47,219,134	47,219,134	-	-
	Health Care	79,324,155	79,324,155	-	-
	Industrials	58,267,869	58,267,869	-	-
	Information Technology	101,319,019	101,319,019	-	-
	Materials	5,886,981	5,886,981	-	-

	Total Common Stocks	441,779,428	437,580,136	4,199,292	-

	Short-Term Investment	5,051,545	-	5,051,545	-
	Derivatives:
	Equity Contracts
	Purchased Options	55,102	-	55,102	-

	Total Assets	446,886,075	437,580,136	9,305,939	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(2,577,741)	-	(2,577,741)	-

	Total Liabilities	(2,577,741)	-	(2,577,741)	-

	Total	$444,308,334	$437,580,136	$6,728,198	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 6.9%

Best Buy Co Inc	216,172	$6,614,863
Brunswick Corp	337,153	15,279,774
CBS Corp ‘B’	116,758	6,356,306
Expedia Inc	68,260	7,256,038
Harley-Davidson Inc	137,907	6,247,187
Lear Corp	51,856	5,276,867
Newell Brands Inc	381,594	18,534,021
Omnicom Group Inc	196,350	16,000,561
PulteGroup Inc	330,868	6,448,617
TEGNA Inc	263,606	6,107,751
Tenneco Inc *	221,210	10,310,598

		104,432,583

Consumer Staples - 1.0%

Coca-Cola European Partners PLC (United Kingdom)	193,757	6,915,187
Constellation Brands Inc ‘A’	50,952	8,427,461

		15,342,648

Energy - 7.7%

Anadarko Petroleum Corp	69,329	3,691,769
Cimarex Energy Co	80,189	9,568,152
Diamondback Energy Inc *	183,968	16,779,721
Energen Corp	349,482	16,848,527
EQT Corp	149,687	11,590,264
Marathon Oil Corp	335,199	5,031,337
Marathon Petroleum Corp	321,040	12,186,678
Newfield Exploration Co *	238,286	10,527,476
Parsley Energy Inc ‘A’ *	582,832	15,771,434
RSP Permian Inc *	274,363	9,572,525
Western Refining Inc	184,130	3,798,602

		115,366,485

Financials - 34.0%

Alleghany Corp *	36,782	20,214,652
Ally Financial Inc *	229,201	3,912,461
American Assets Trust Inc REIT	168,339	7,144,307
American Homes 4 Rent ‘A’ REIT	441,166	9,035,080
Aon PLC	213,078	23,274,510
BB&T Corp	264,288	9,411,296
Boston Properties Inc REIT	159,390	21,023,541
CNO Financial Group Inc	411,786	7,189,784
Discover Financial Services	387,385	20,759,962
Douglas Emmett Inc REIT	297,139	10,554,377
East West Bancorp Inc	310,610	10,616,650
Equity Residential REIT	304,032	20,941,724
Essex Property Trust Inc REIT	44,448	10,138,144
Fifth Third Bancorp	1,297,359	22,820,545
General Growth Properties Inc REIT	276,125	8,234,047
Huntington Bancshares Inc	1,883,583	16,839,232
Kilroy Realty Corp REIT	88,124	5,841,740
Kimco Realty Corp REIT	614,167	19,272,560
Loews Corp	264,889	10,884,289
Marsh & McLennan Cos Inc	245,231	16,788,514
Moody’s Corp	49,526	4,641,081
Navient Corp	641,070	7,660,787
Raymond James Financial Inc	320,128	15,782,310
Regency Centers Corp REIT	288,564	24,161,464
Reinsurance Group of America Inc	148,652	14,417,757
SEI Investments Co	309,949	14,911,646
SL Green Realty Corp REIT	204,350	21,757,144
SLM Corp *	771,948	4,770,639
State Street Corp	122,127	6,585,088
SunTrust Banks Inc	473,753	19,461,773
TD Ameritrade Holding Corp	651,389	18,548,302
The Allstate Corp	233,867	16,358,997

	Shares	Value
The Charles Schwab Corp	255,813	$6,474,627
The Macerich Co REIT	133,663	11,413,484
Torchmark Corp	162,719	10,059,289
Unum Group	612,614	19,474,999
Willis Towers Watson PLC	51,972	6,460,639
WR Berkley Corp	195,285	11,701,477
XL Group PLC (Ireland)	117,063	3,899,369

		513,438,287

Health Care - 7.6%

Becton Dickinson & Co	79,420	13,468,838
Boston Scientific Corp *	735,255	17,182,909
Bruker Corp	109,788	2,496,579
Cardinal Health Inc	198,951	15,520,167
DaVita HealthCare Partners Inc *	116,660	9,020,151
ICON PLC *	112,475	7,874,375
Laboratory Corp of America Holdings *	93,233	12,145,463
Perrigo Co PLC	49,804	4,515,729
St Jude Medical Inc	189,378	14,771,484
Zimmer Biomet Holdings Inc	151,684	18,259,720

		115,255,415

Industrials - 11.8%

Curtiss-Wright Corp	98,898	8,332,157
Equifax Inc	119,726	15,372,818
Fluor Corp	105,112	5,179,919
Hubbell Inc	69,756	7,357,165
Huntington Ingalls Industries Inc	140,109	23,542,515
Ingersoll-Rand PLC	240,950	15,343,696
ManpowerGroup Inc	177,787	11,438,816
Masco Corp	789,927	24,440,341
Robert Half International Inc	438,502	16,733,236
Stanley Black & Decker Inc	172,566	19,192,791
Textron Inc	237,753	8,692,250
The Timken Co	183,284	5,619,488
WABCO Holdings Inc *	67,091	6,143,523
WESCO International Inc *	213,433	10,989,665

		178,378,380

Information Technology - 15.0%

Activision Blizzard Inc	570,243	22,598,730
Alliance Data Systems Corp *	39,990	7,834,841
Amdocs Ltd	428,849	24,753,164
Arrow Electronics Inc *	287,780	17,813,582
Avnet Inc	191,968	7,776,624
Broadcom Ltd (Singapore)	84,092	13,067,897
eBay Inc *	420,517	9,844,303
Fidelity National Information Services Inc	302,124	22,260,496
Flextronics International Ltd *	896,817	10,582,441
Harris Corp	242,683	20,249,469
IAC/InterActiveCorp	173,614	9,774,468
Jabil Circuit Inc	287,871	5,316,977
Microsemi Corp *	346,217	11,314,372
NetEase Inc ADR (China)	64,376	12,438,731
ON Semiconductor Corp *	348,263	3,071,680
TE Connectivity Ltd (Switzerland)	157,012	8,966,955
Total System Services Inc	242,001	12,852,673
Western Digital Corp	116,965	5,527,766

		226,045,169

Materials - 7.2%

Avery Dennison Corp	102,944	7,695,064
Berry Plastics Group Inc *	222,358	8,638,608
CF Industries Holdings Inc	138,952	3,348,743
Crown Holdings Inc *	90,735	4,597,542
Graphic Packaging Holding Co	1,771,425	22,213,670
Methanex Corp (NASDAQ) (Canada)	136,533	3,973,110
Packaging Corp of America	163,256	10,926,724
PPG Industries Inc	71,071	7,402,045
Sealed Air Corp	141,659	6,512,064

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Steel Dynamics Inc	347,493	$8,513,579
The Mosaic Co	236,593	6,194,005
The Valspar Corp	107,929	11,659,570
WestRock Co	173,432	6,741,302

		108,416,026

Utilities - 7.4%

Alliant Energy Corp	236,012	9,369,676
Ameren Corp	156,688	8,395,343
American Electric Power Co Inc	310,695	21,776,613
Edison International	303,763	23,593,272
FirstEnergy Corp	172,429	6,019,496
Great Plains Energy Inc	371,212	11,284,845
PG&E Corp	316,495	20,230,361
Portland General Electric Co	248,402	10,959,496

		111,629,102

Total Common Stocks (Cost $1,460,655,654)		1,488,304,095

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $21,862,125; collateralized by U.S. Treasury Notes: 2.000% due 07/31/22 and value $22,302,619)	$21,862,107	21,862,107

Total Short-Term Investment (Cost $21,862,107)		21,862,107

TOTAL INVESTMENTS - 100.0% (Cost $1,482,517,761)		1,510,166,202

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(429,820)

NET ASSETS - 100.0%		$1,509,736,382

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	34.0%
Information Technology	15.0%
Industrials	11.8%
Energy	7.7%
Health Care	7.6%
Utilities	7.4%
Materials	7.2%
Consumer Discretionary	6.9%
Others (each less than 3.0%)	2.4%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,488,304,095	$1,488,304,095	$-	$-
	Short-Term Investment	21,862,107	-	21,862,107	-

	Total	$1,510,166,202	$1,488,304,095	$21,862,107	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Other security		$75,314

Total Rights (Cost $0)		75,314

COMMON STOCKS - 96.2%

Consumer Discretionary - 11.2%

Brinker International Inc	50,300	2,290,159
BRP Inc * (Canada)	158,667	2,538,525
Caleres Inc	112,557	2,725,005
Crocs Inc *	324,500	3,660,360
Drew Industries Inc	68,600	5,820,024
Genesco Inc *	43,844	2,819,608
The Cato Corp ‘A’	88,285	3,330,110
Thor Industries Inc	52,889	3,424,034
Other securities		33,230,340

		59,838,165

Consumer Staples - 3.7%

Maple Leaf Foods Inc (Canada)	365,900	7,813,910
Other securities		11,689,241

		19,503,151

Energy - 5.3%

Energen Corp	66,700	3,215,607
Hunting PLC (United Kingdom)	454,262	2,921,786
Oil States International Inc *	146,768	4,825,732
Unit Corp *	233,518	3,633,540
Other securities		13,574,009

		28,170,674

Financials - 28.6%

Arthur J Gallagher & Co	50,900	2,422,840
Aspen Insurance Holdings Ltd (Bermuda)	95,580	4,433,000
Brandywine Realty Trust REIT	236,800	3,978,240
Chemical Financial Corp	119,908	4,471,369
Columbia Banking System Inc	110,243	3,093,419
EverBank Financial Corp	207,954	3,090,196
Lakeland Financial Corp	65,461	3,077,322
LTC Properties Inc REIT	146,931	7,600,741
Old Republic International Corp	185,000	3,568,650
The Hanover Insurance Group Inc	39,000	3,300,180
Validus Holdings Ltd	60,890	2,958,645
Other securities		110,376,583

		152,371,185

Health Care - 6.4%

Gerresheimer AG (Germany)	87,500	6,740,249
Hill-Rom Holdings Inc	83,300	4,202,485
STERIS PLC	75,800	5,211,250
Teleflex Inc	26,600	4,716,446
Other securities		13,417,448

		34,287,878

Industrials - 20.2%

AAR Corp	259,548	6,057,850
Astec Industries Inc	123,372	6,927,338
Carlisle Cos Inc	47,500	5,019,800
Cubic Corp	75,072	3,014,892
EMCOR Group Inc	77,378	3,811,640
EnerSys	73,598	4,376,873
Esterline Technologies Corp *	48,845	3,030,344
Gibraltar Industries Inc *	108,226	3,416,695
Granite Construction Inc	110,682	5,041,565
Huron Consulting Group Inc *	45,253	2,734,186
McGrath RentCorp	110,618	3,383,805
Mueller Industries Inc	151,360	4,825,357

	Shares	Value
Simpson Manufacturing Co Inc	95,400	$3,813,138
Spirit Airlines Inc *	49,700	2,230,039
Universal Forest Products Inc	63,425	5,878,863
Other securities		44,000,369

		107,562,754

Information Technology - 6.8%

Mentor Graphics Corp	154,691	3,288,731
MKS Instruments Inc	112,249	4,833,442
Other securities		28,047,688

		36,169,861

Materials - 7.0%

Detour Gold Corp * (Canada)	151,600	3,792,494
HB Fuller Co	116,658	5,131,785
Sensient Technologies Corp	98,110	6,969,734
Other securities		21,219,493

		37,113,506

Telecommunication Services - 0.4%

Other securities		2,173,443

Utilities - 6.6%

IDACORP Inc	106,727	8,682,241
Spire Inc	113,413	8,034,177
Other securities		18,575,395

		35,291,813

Total Common Stocks (Cost $474,030,441)		512,482,430

	Principal Amount

CORPORATE BONDS & NOTES - 0.3%

Energy - 0.3%

Unit Corp 6.625% due 05/15/21	$2,268,000	1,763,370

Total Corporate Bonds & Notes (Cost $2,114,367)		1,763,370

SHORT-TERM INVESTMENTS - 3.8%

U.S. Government Agency Issues - 1.3%

Federal Home Loan Bank
0.051% due 07/01/16	2,620,000	2,620,000
0.101% due 07/01/16	4,345,000	4,345,000

		6,965,000

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $13,300,451; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 - 04/30/22 and value $13,568,438)	13,300,440	13,300,440

Total Short-Term Investments (Cost $20,265,440)		20,265,440

TOTAL INVESTMENTS - 100.3% (Cost $496,410,248)		534,586,554

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,857,760)

NET ASSETS - 100.0%		$532,728,794

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	28.6%
Industrials	20.2%
Consumer Discretionary	11.2%
Materials	7.0%
Information Technology	6.8%
Utilities	6.6%
Health Care	6.4%
Energy	5.6%
Short-Term Investments	3.8%
Consumer Staples	3.7%
Others (each less than 3.0%)	0.4%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Investments, including those listed under Other Securities, with a total aggregate value of $109,186 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2016.

(d)	A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(e)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/16)	27	$89,414

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$75,314	$-	$-	$75,314
	Common Stocks
	Consumer Discretionary	59,838,165	59,838,165	-	-
	Consumer Staples	19,503,151	18,676,049	827,102	-
	Energy	28,170,674	25,248,888	2,921,786	-
	Financials	152,371,185	152,337,313	-	33,872
	Health Care	34,287,878	27,547,629	6,740,249	-
	Industrials	107,562,754	107,562,754	-	-
	Information Technology	36,169,861	36,169,861	-	-
	Materials	37,113,506	37,113,506	-	-
	Telecommunication Services	2,173,443	2,173,443	-	-
	Utilities	35,291,813	35,291,813	-	-

	Total Common Stocks	512,482,430	501,959,421	10,489,137	33,872

	Corporate Bonds & Notes	1,763,370	-	1,763,370	-
	Short-Term Investments	20,265,440	-	20,265,440	-
	Derivatives:
	Equity Contracts
	Futures	89,414	89,414	-	-

	Total	$534,675,968	$502,048,835	$32,517,947	$109,186

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$352

Total Warrants (Cost $0)		352

COMMON STOCKS - 97.8%

Consumer Discretionary - 15.9%

Bright Horizons Family Solutions Inc *	66,424	4,404,575
Burlington Stores Inc *	69,196	4,616,065
Carter’s Inc	21,013	2,237,254
Dave & Buster’s Entertainment Inc *	137,958	6,455,055
Etsy Inc *	115,316	1,105,880
Five Below Inc *	113,796	5,281,272
IMAX Corp *	122,760	3,618,965
iRobot Corp *	69,976	2,454,758
Liberty TripAdvisor Holdings Inc ‘A’ *	84,866	1,856,868
Live Nation Entertainment Inc *	117,433	2,759,676
Ollie’s Bargain Outlet Holdings Inc *	84,801	2,110,697
Panera Bread Co ‘A’ *	19,779	4,191,961
Planet Fitness Inc ‘A’ *	129,709	2,448,906
Pool Corp	46,761	4,396,937
Shake Shack Inc ‘A’ *	86,473	3,150,211
Sinclair Broadcast Group Inc ‘A’	55,275	1,650,512
Skechers U.S.A. Inc ‘A’ *	511	15,187
Texas Roadhouse Inc	108,681	4,955,854
Vail Resorts Inc	16,711	2,309,962
Vista Outdoor Inc *	62,384	2,977,588
Wayfair Inc ‘A’ *	111,625	4,353,375

		67,351,558

Consumer Staples - 3.1%

Blue Buffalo Pet Products Inc *	123,007	2,870,983
Calavo Growers Inc	84,129	5,636,643
Performance Food Group Co *	174,026	4,683,040

		13,190,666

Energy - 0.8%

GasLog Ltd (Monaco)	252,817	3,281,565

Financials - 5.8%

Bank of the Ozarks Inc	38,201	1,433,302
CoreSite Realty Corp REIT	68,965	6,116,506
CubeSmart REIT	61,038	1,884,853
LendingTree Inc *	25,170	2,223,266
MarketAxess Holdings Inc	30,545	4,441,243
Morningstar Inc	25,958	2,122,845
PrivateBancorp Inc	1,146	50,458
Sovran Self Storage Inc REIT	15,806	1,658,366
Western Alliance Bancorp *	94,735	3,093,098
WisdomTree Investments Inc	144,104	1,410,778

		24,434,715

Health Care - 24.2%

ABIOMED Inc *	56,162	6,137,945
ACADIA Pharmaceuticals Inc *	156,973	5,095,344
Agios Pharmaceuticals Inc *	44,371	1,858,923
Align Technology Inc *	41,405	3,335,173
athenahealth Inc *	7,770	1,072,338
Bio-Techne Corp	39,130	4,412,690
Bruker Corp	64,979	1,477,622
Charles River Laboratories International Inc *	37,389	3,082,349

	Shares	Value
Cotiviti Holdings Inc *	79,810	$1,686,385
Exelixis Inc *	365,016	2,850,775
Glaukos Corp *	130,841	3,815,324
IDEXX Laboratories Inc *	19,728	1,831,942
Inogen Inc *	22,098	1,107,331
Integra LifeSciences Holdings Corp *	66,481	5,303,854
Juno Therapeutics Inc *	51,466	1,978,353
Medidata Solutions Inc *	47,453	2,224,122
Neurocrine Biosciences Inc *	55,305	2,513,612
Nevro Corp *	71,988	5,309,835
Pacific Biosciences of California Inc *	574,950	4,044,773
Penumbra Inc *	83,463	4,966,049
Press Ganey Holdings Inc *	177,685	6,991,905
Prestige Brands Holdings Inc *	102,198	5,661,769
Sage Therapeutics Inc *	76,776	2,313,261
Spark Therapeutics Inc *	85,325	4,362,667
Ultragenyx Pharmaceutical Inc *	42,025	2,055,443
VCA Inc *	49,681	3,358,932
Veeva Systems Inc ‘A’ *	177,213	6,046,508
West Pharmaceutical Services Inc	46,218	3,507,022
Zeltiq Aesthetics Inc *	150,704	4,118,740

		102,520,986

Industrials - 9.7%

Beacon Roofing Supply Inc *	149,372	6,791,945
Builders FirstSource Inc *	364,329	4,098,701
Healthcare Services Group Inc	92,323	3,820,326
HEICO Corp	45,113	3,013,999
Nordson Corp	52,685	4,404,993
RBC Bearings Inc *	61,294	4,443,815
SiteOne Landscape Supply Inc *	59,630	2,026,824
TransUnion *	98,878	3,306,480
WageWorks Inc *	94,851	5,673,038
Watsco Inc	24,307	3,419,752

		40,999,873

Information Technology - 35.8%

2U Inc *	188,972	5,557,667
Acacia Communications Inc *	23,984	957,921
Ambarella Inc *	45,184	2,295,799
Atlassian Corp PLC ‘A’ * (Australia)	91,057	2,358,376
Belden Inc	87,720	5,295,656
Benefitfocus Inc *	131,958	5,030,239
BroadSoft Inc *	136,056	5,582,378
Callidus Software Inc *	92,040	1,838,959
Cimpress NV * (Netherlands)	43,997	4,068,843
Cirrus Logic Inc *	120,779	4,685,017
Coherent Inc *	29,490	2,706,592
Cray Inc *	69,151	2,068,998
Criteo SA ADR * (France)	110,457	5,072,185
Ellie Mae Inc *	72,684	6,661,489
EPAM Systems Inc *	61,103	3,929,534
Fair Isaac Corp	44,056	4,978,769
Five9 Inc *	158,860	1,890,434
GoDaddy Inc ‘A’ *	88,022	2,745,406
Gogo Inc *	153,747	1,289,937
GrubHub Inc *	140,331	4,360,084
HubSpot Inc *	66,761	2,898,763
Inphi Corp *	105,793	3,388,550
Instructure Inc *	46,632	886,008
IPG Photonics Corp *	20,385	1,630,800
Materialise NV ADR * (Belgium)	123,345	881,917
MaxLinear Inc ‘A’ *	214,344	3,853,905
Mellanox Technologies Ltd * (Israel)	61,241	2,937,118
Microsemi Corp *	32,168	1,051,250
Monolithic Power Systems Inc	57,006	3,894,650
Paycom Software Inc *	121,501	5,250,058
Paylocity Holding Corp *	144,222	6,230,390
Proofpoint Inc *	51,855	3,271,532
Shopify Inc ‘A’ * (Canada)	91,266	2,807,342

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Silicon Motion Technology Corp ADR (Taiwan)	78,853	$3,769,173
SolarEdge Technologies Inc *	95,631	1,874,368
Stamps.com Inc *	23,955	2,094,146
SunPower Corp *	84,898	1,315,070
The Rubicon Project Inc *	142,603	1,946,531
The Ultimate Software Group Inc *	17,402	3,659,467
Trimble Navigation Ltd *	84,368	2,055,204
Twilio Inc ‘A’ *	102,676	3,747,674
Universal Display Corp *	86,024	5,832,427
WebMD Health Corp *	76,450	4,442,510
Wix.com Ltd * (Israel)	108,799	3,302,050
WNS Holdings Ltd ADR * (India)	4,931	133,137
Zendesk Inc *	190,197	5,017,397

		151,545,720

Materials - 0.7%

The Scotts Miracle-Gro Co ‘A’	46,367	3,241,517

Telecommunication Services -0.7%

Cogent Communications Holdings Inc	81,053	3,246,983

Utilities - 1.1%

Aqua America Inc	24,610	877,593
New Jersey Resources Corp	36,510	1,407,461
ONE Gas Inc	35,316	2,351,692
Portland General Electric Co	1,979	87,313

		4,724,059

Total Common Stocks (Cost $385,625,998)		414,537,642

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $4,213,442; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $4,300,425)	$4,213,439	4,213,439

Total Short-Term Investment (Cost $4,213,439)		4,213,439

TOTAL INVESTMENTS - 98.8% (Cost $389,839,437)		418,751,433

OTHER ASSETS & LIABILITIES, NET - 1.2%		4,917,844

NET ASSETS - 100.0%		$423,669,277

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	35.8%
Health Care	24.2%
Consumer Discretionary	15.9%
Industrials	9.7%
Financials	5.8%
Consumer Staples	3.1%
Others (each less than 3.0%)	4.3%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$352	$-	$352	$-
	Common Stocks	414,537,642	414,537,642	-	-
	Short-Term Investment	4,213,439	-	4,213,439	-

	Total	$418,751,433	$414,537,642	$4,213,791	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Other security		$73,479

Telecommunication Services - 0.0%

Other security		77,683

Total Rights (Cost $73,479)		151,162

COMMON STOCKS - 97.3%

Consumer Discretionary - 13.2%

Cracker Barrel Old Country Store Inc	12,134	2,080,617
DreamWorks Animation SKG Inc ‘A’ *	49,038	2,004,183
Texas Roadhouse Inc	41,927	1,911,871
Other securities		133,926,206

		139,922,877

Consumer Staples - 3.1%

B&G Foods Inc	39,325	1,895,465
Other securities		30,587,897

		32,483,362

Energy - 3.0%

Other securities		31,377,357

Financials - 25.0%

Bank of the Ozarks Inc	53,160	1,994,563
CNO Financial Group Inc	113,888	1,988,484
CoreSite Realty Corp REIT	21,302	1,889,274
DuPont Fabros Technology Inc REIT	47,357	2,251,352
Education Realty Trust Inc REIT	42,243	1,949,092
First Industrial Realty Trust Inc REIT	73,707	2,050,529
FirstMerit Corp	104,601	2,120,262
Gramercy Property Trust REIT	267,364	2,465,096
Healthcare Realty Trust Inc REIT	66,239	2,317,703
Investors Bancorp Inc	188,827	2,092,203
Medical Properties Trust Inc REIT	150,451	2,288,360
New Residential Investment Corp REIT	144,096	1,994,289
PrivateBancorp Inc	49,720	2,189,172
Prosperity Bancshares Inc	42,430	2,163,506
Umpqua Holdings Corp	139,658	2,160,509
Webster Financial Corp	58,057	1,971,035
Other securities		231,716,170

		265,601,599

Health Care - 13.2%

HealthSouth Corp	57,050	2,214,681
NuVasive Inc *	31,405	1,875,507
PAREXEL International Corp *	33,469	2,104,531
Other securities		134,035,855

		140,230,574

Industrials - 13.5%

Curtiss-Wright Corp	28,076	2,365,403
Deluxe Corp	31,063	2,061,651
EMCOR Group Inc	38,434	1,893,259
Teledyne Technologies Inc *	21,775	2,156,814
Woodward Inc	33,679	1,941,258
Other securities		133,010,074

		143,428,459

	Shares	Value
Information Technology - 16.8%

Advanced Micro Devices Inc *	414,710	$2,131,609
Aspen Technology Inc *	52,543	2,114,330
Blackbaud Inc	29,877	2,028,648
EPAM Systems Inc *	30,626	1,969,558
Fair Isaac Corp	19,683	2,224,376
j2 Global Inc	29,880	1,887,520
MAXIMUS Inc	41,047	2,272,772
Microsemi Corp *	72,078	2,355,509
Take-Two Interactive Software Inc *	52,559	1,993,037
ViaSat Inc *	28,158	2,010,481
Other securities		156,904,886

		177,892,726

Materials - 4.4%

Olin Corp	104,886	2,605,368
Sensient Technologies Corp	28,270	2,008,301
Other securities		42,330,013

		46,943,682

Telecommunication Services - 0.9%

Other securities		9,674,665

Utilities - 4.2%

ALLETE Inc	31,438	2,031,838
Black Hills Corp	32,682	2,060,273
IDACORP Inc	31,986	2,602,061
New Jersey Resources Corp	54,363	2,095,694
NorthWestern Corp	30,842	1,945,205
ONE Gas Inc	33,053	2,200,999
Portland General Electric Co	56,694	2,501,339
Southwest Gas Corp	30,025	2,363,268
Spire Inc	28,407	2,012,352
WGL Holdings Inc	32,006	2,265,705
Other securities		22,207,048

		44,285,782

Total Common Stocks (Cost $983,350,322)		1,031,841,083

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $26,544,664; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $27,080,213)	$26,544,641	26,544,641

Total Short-Term Investment (Cost $26,544,641)		26,544,641

TOTAL INVESTMENTS - 99.8% (Cost $1,009,968,442)		1,058,536,886

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,249,961

NET ASSETS - 100.0%		$1,060,786,847

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	25.0%
Information Technology	16.8%
Industrials	13.5%
Health Care	13.2%
Consumer Discretionary	13.2%
Materials	4.4%
Utilities	4.2%
Consumer Staples	3.1%
Energy	3.0%
Others (each less than 3.0%)	3.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Investments, including those listed under Other Securities, with a total aggregate value of $195,463 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2016.

(d)	A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(e)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/16)	256	($554,819)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$151,162	$-	$-	$151,162
	Common Stocks
	Consumer Discretionary	139,922,877	139,922,877	-	-
	Consumer Staples	32,483,362	32,483,362	-	-
	Energy	31,377,357	31,377,357	-	-
	Financials	265,601,599	265,557,298	-	44,301
	Health Care	140,230,574	140,230,574	-	-
	Industrials	143,428,459	143,428,459	-	-
	Information Technology	177,892,726	177,892,726	-	-
	Materials	46,943,682	46,943,682	-	-
	Telecommunication Services	9,674,665	9,674,665	-	-
	Utilities	44,285,782	44,285,782	-	-

	Total Common Stocks	1,031,841,083	1,031,796,782	-	44,301

	Short-Term Investment	26,544,641	-	26,544,641	-

	Total Assets	1,058,536,886	1,031,796,782	26,544,641	195,463

Liabilities	Derivatives:
	Equity Contracts
	Futures	(554,819)	(554,819)	-	-

	Total Liabilities	(554,819)	(554,819)	-	-

	Total	$1,057,982,067	$1,031,241,963	$26,544,641	$195,463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 18.7%

Big Lots Inc	118,080	$5,916,989
Bloomin’ Brands Inc	421,200	7,526,844
Caleres Inc	253,140	6,128,519
Citi Trends Inc	399,947	6,211,177
Crocs Inc *	611,990	6,903,247
Dana Holding Corp	440,590	4,652,630
Ethan Allen Interiors Inc	157,780	5,213,051
FTD Cos Inc *	309,973	7,736,926
Helen of Troy Ltd *	48,190	4,955,860
MarineMax Inc *	27,478	466,302
Meritage Homes Corp *	146,770	5,509,746
Office Depot Inc *	1,265,610	4,189,169
Red Robin Gourmet Burgers Inc *	99,080	4,699,364
Regal Entertainment Group ‘A’	291,190	6,417,828
Scholastic Corp	207,970	8,237,692
Shutterfly Inc *	113,760	5,302,354
Sotheby’s	139,830	3,831,342
Tenneco Inc *	117,800	5,490,658
The Children’s Place Inc	105,180	8,433,332

		107,823,030

Consumer Staples - 0.9%

Cott Corp (Canada)	361,193	5,042,254

Energy - 6.5%

Gulfport Energy Corp *	221,230	6,915,650
Oil States International Inc *	222,970	7,331,254
QEP Resources Inc	484,090	8,534,507
RPC Inc *	452,500	7,027,325
Synergy Resources Corp *	1,158,560	7,716,009

		37,524,745

Financials - 26.0%

1st Source Corp	134,755	4,364,714
Associated Banc-Corp	386,680	6,631,562
CNO Financial Group Inc	294,626	5,144,170
Customers Bancorp Inc *	251,107	6,310,319
Essent Group Ltd *	294,627	6,425,815
First American Financial Corp	186,090	7,484,540
First Commonwealth Financial Corp	395,760	3,640,992
First Niagara Financial Group Inc	352,550	3,433,837
FirstMerit Corp	345,910	7,011,596
Fulton Financial Corp	391,280	5,282,280
Gramercy Property Trust REIT	1,051,228	9,692,322
Greenhill & Co Inc	189,110	3,044,671
HomeStreet Inc *	231,720	4,615,862
Independent Bank Group Inc	95,882	4,114,297
National Storage Affiliates Trust REIT	372,760	7,760,863
Ramco-Gershenson Properties Trust REIT	426,612	8,365,861
State Auto Financial Corp	98,725	2,163,065
Sterling Bancorp	356,830	5,602,231
Summit Hotel Properties Inc REIT	283,900	3,758,836
Synovus Financial Corp	182,350	5,286,327
Texas Capital Bancshares Inc *	167,590	7,836,508
The Hanover Insurance Group Inc	42,220	3,572,656
Validus Holdings Ltd	150,150	7,295,789
Webster Financial Corp	232,980	7,909,671
Wilshire Bancorp Inc	431,509	4,496,324
WSFS Financial Corp	130,050	4,186,310
Zions Bancorp	195,710	4,918,192

		150,349,610

Health Care - 4.3%

ICON PLC *	99,630	6,975,096
LifePoint Health Inc *	87,380	5,712,031

	Shares	Value
Molina Healthcare Inc *	144,800	$7,225,520
WellCare Health Plans Inc *	44,360	4,758,941

		24,671,588

Industrials - 18.4%

ABM Industries Inc	212,350	7,746,528
AECOM *	222,751	7,076,799
Aegion Corp *	326,701	6,373,937
Air Transport Services Group Inc *	390,865	5,065,610
Covenant Transportation Group Inc ‘A’ *	324,910	5,871,124
EMCOR Group Inc	131,050	6,455,523
Esterline Technologies Corp *	86,610	5,373,284
Granite Construction Inc	79,380	3,615,759
Mistras Group Inc *	214,800	5,127,276
MRC Global Inc *	522,340	7,422,451
Oshkosh Corp	161,230	7,692,283
Regal Beloit Corp	62,910	3,463,196
Saia Inc *	234,520	5,895,833
SkyWest Inc	344,660	9,119,704
Tutor Perini Corp *	178,110	4,194,490
Viad Corp	231,494	7,176,314
Wesco Aircraft Holdings Inc *	323,790	4,345,262
WESCO International Inc *	88,920	4,578,491

		106,593,864

Information Technology - 18.8%

Advanced Micro Devices Inc *	729,770	3,751,018
Anixter International Inc *	99,670	5,310,417
Booz Allen Hamilton Holding Corp	277,470	8,224,211
Cabot Microelectronics Corp	104,670	4,431,728
CSG Systems International Inc	156,290	6,300,050
Cypress Semiconductor Corp	626,851	6,613,278
Daktronics Inc	194,480	1,215,500
Extreme Networks Inc *	993,560	3,368,168
Finisar Corp *	469,090	8,213,766
FormFactor Inc *	870,616	7,826,838
Infinera Corp *	332,890	3,754,999
Mitel Networks Corp *	649,259	4,083,839
MKS Instruments Inc	160,870	6,927,062
NCR Corp *	275,260	7,643,970
Polycom Inc *	374,290	4,210,762
SunEdison Semiconductor Ltd *	620,385	3,678,883
TTM Technologies Inc *	445,209	3,352,424
Unisys Corp *	356,520	2,595,466
Verint Systems Inc *	214,490	7,106,054
Virtusa Corp *	118,220	3,414,194
Vishay Intertechnology Inc	517,382	6,410,363

		108,432,990

Materials - 1.9%

A Schulman Inc	56,836	1,387,935
Graphic Packaging Holding Co	588,320	7,377,533
Ingevity Corp *	75,010	2,553,340

		11,318,808

Utilities - 3.5%

PNM Resources Inc	259,190	9,185,694
Southwest Gas Corp	139,630	10,990,277

		20,175,971

Total Common Stocks (Cost $557,999,318)		571,932,860

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $8,639,527; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $8,813,306)	$8,639,519	$8,639,519

Total Short-Term Investment (Cost $8,639,519)		8,639,519

TOTAL INVESTMENTS - 100.5% (Cost $566,638,837)		580,572,379

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(2,864,133)

NET ASSETS - 100.0%		$577,708,246

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	26.0%
Information Technology	18.8%
Consumer Discretionary	18.7%
Industrials	18.4%
Energy	6.5%
Health Care	4.3%
Utilities	3.5%
Others (each less than 3.0%)	4.3%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$571,932,860	$571,932,860	$-	$-
	Short-Term Investment	8,639,519	-	8,639,519	-

	Total	$580,572,379	$571,932,860	$8,639,519	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 15.4%

AutoZone Inc *	11,676	$9,268,876
Bed Bath & Beyond Inc	192,252	8,309,131
Best Buy Co Inc	285,385	8,732,781
Brinker International Inc	124,770	5,680,778
CBS Corp ‘B’	138,022	7,513,918
Charter Communications Inc ‘A’ *	42,605	9,741,207
Clear Channel Outdoor Holdings Inc ‘A’	459,914	2,860,665
ClubCorp Holdings Inc	187,236	2,434,068
Columbia Sportswear Co	99,284	5,712,801
DISH Network Corp ‘A’ *	282,080	14,780,992
Entercom Communications Corp ‘A’	323,966	4,396,219
Expedia Inc	81,091	8,619,973
Genuine Parts Co	146,533	14,836,466
Hanesbrands Inc	197,088	4,952,821
Hilton Worldwide Holdings Inc	379,836	8,557,705
Kohl’s Corp	344,793	13,074,551
La Quinta Holdings Inc *	478,979	5,460,361
Media General Inc *	354,944	6,101,487
Newell Brands Inc	100,523	4,882,402
Nexstar Broadcasting Group Inc ‘A’	57,444	2,733,186
Red Rock Resorts Inc ‘A’ *	124,359	2,733,411
TEGNA Inc	105,483	2,444,041
The Gap Inc	292,115	6,198,680
The Home Depot Inc	58,327	7,447,775
Tiffany & Co	162,231	9,837,688
Time Warner Inc	79,115	5,818,117

		183,130,100

Consumer Staples - 5.6%

Amplify Snack Brands Inc *	214,600	3,165,350
CVS Health Corp	95,086	9,103,534
Dr Pepper Snapple Group Inc	77,414	7,480,515
Energizer Holdings Inc	123,099	6,338,367
Post Holdings Inc *	103,419	8,551,717
The Kroger Co	214,070	7,875,635
The Procter & Gamble Co	179,880	15,230,440
TreeHouse Foods Inc *	92,391	9,483,936

		67,229,494

Energy - 7.3%

ConocoPhillips	148,544	6,476,518
EQT Corp	94,612	7,325,807
Exxon Mobil Corp	369,146	34,603,746
HollyFrontier Corp	261,246	6,209,818
Kinder Morgan Inc	572,359	10,714,561
Marathon Petroleum Corp	215,369	8,175,407
PBF Energy Inc ‘A’	219,814	5,227,177
Phillips 66	109,971	8,725,099

		87,458,133

Financials - 33.2%

Alleghany Corp *	7,475	4,108,111
Allied World Assurance Co Holdings AG	189,380	6,654,813
Ally Financial Inc *	473,874	8,089,029
American Homes 4 Rent ‘A’ REIT	503,583	10,313,380
American International Group Inc	336,216	17,782,464
Bank of America Corp	1,466,020	19,454,085
Brixmor Property Group Inc REIT	302,560	8,005,738
Capital One Financial Corp	356,439	22,637,441
Chubb Ltd	79,088	10,337,592
CIT Group Inc	95,130	3,035,598
Citigroup Inc	260,360	11,036,660
Citizens Financial Group Inc	473,814	9,466,804
CNO Financial Group Inc	359,456	6,276,102
EastGroup Properties Inc REIT	87,823	6,052,761
Fifth Third Bancorp	320,114	5,630,805

	Shares	Value
First Republic Bank	82,193	$5,752,688
HCP Inc REIT	102,410	3,623,266
Kimco Realty Corp REIT	209,309	6,568,116
Loews Corp	598,431	24,589,530
M&T Bank Corp	154,031	18,211,085
Marsh & McLennan Cos Inc	64,808	4,436,756
Morgan Stanley	311,458	8,091,679
National Bank Holdings Corp ‘A’	89,617	1,824,602
Northern Trust Corp	85,530	5,667,218
Outfront Media Inc REIT	257,475	6,223,171
Prudential Financial Inc	103,790	7,404,379
Rayonier Inc REIT	373,695	9,805,757
SunTrust Banks Inc	312,529	12,838,691
T Rowe Price Group Inc	184,624	13,472,013
The Charles Schwab Corp	258,720	6,548,203
The Hartford Financial Services Group Inc	313,282	13,903,455
The PNC Financial Services Group Inc	172,302	14,023,660
The Travelers Cos Inc	121,090	14,414,554
Unum Group	278,530	8,854,469
US Bancorp	296,245	11,947,561
Wells Fargo & Co	910,533	43,095,527
Weyerhaeuser Co REIT	178,990	5,328,532

		395,506,295

Health Care - 9.4%

Aetna Inc	109,280	13,346,366
HCA Holdings Inc *	99,806	7,686,060
Johnson & Johnson	174,653	21,185,409
Merck & Co Inc	316,410	18,228,380
Pfizer Inc	941,769	33,159,687
UnitedHealth Group Inc	128,547	18,150,837

		111,756,739

Industrials - 7.0%

Carlisle Cos Inc	114,656	12,116,846
Delta Air Lines Inc	474,770	17,295,871
Dover Corp	168,782	11,699,968
Honeywell International Inc	89,736	10,438,092
Illinois Tool Works Inc	94,078	9,799,164
United Technologies Corp	138,485	14,201,637
WW Grainger Inc	34,767	7,900,801

		83,452,379

Information Technology - 7.4%

Analog Devices Inc	64,475	3,651,864
Arrow Electronics Inc *	122,067	7,555,947
Cisco Systems Inc	452,113	12,971,122
Hewlett Packard Enterprise Co	289,443	5,288,124
HP Inc	180,492	2,265,175
KLA-Tencor Corp	90,125	6,601,656
Microsoft Corp	296,502	15,172,007
PayPal Holdings Inc *	161,105	5,881,943
QUALCOMM Inc	222,914	11,941,503
Texas Instruments Inc	260,275	16,306,229

		87,635,570

Materials - 3.3%

Ball Corp	158,338	11,446,254
KapStone Paper & Packaging Corp	473,222	6,156,618
Martin Marietta Materials Inc	54,519	10,467,648
WestRock Co	284,061	11,041,451

		39,111,971

Telecommunication Services - 2.1%

T-Mobile US Inc *	285,088	12,335,758
Verizon Communications Inc	220,921	12,336,229

		24,671,987

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Utilities - 7.2%

American Electric Power Co Inc	200,307	$14,039,518
Duke Energy Corp	136,338	11,696,437
Edison International	128,899	10,011,585
Eversource Energy	181,698	10,883,710
NextEra Energy Inc	111,491	14,538,426
Sempra Energy	97,446	11,110,793
Xcel Energy Inc	316,274	14,162,750

		86,443,219

Total Common Stocks (Cost $1,091,533,371)		1,166,395,887

	Principal Amount

SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $28,013,078; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $28,574,594)	$28,013,054	28,013,054

Total Short-Term Investment (Cost $28,013,054)		28,013,054

TOTAL INVESTMENTS - 100.3% (Cost $1,119,546,425)		1,194,408,941

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(4,082,242)

NET ASSETS - 100.0%		$1,190,326,699

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	33.2%
Consumer Discretionary	15.4%
Health Care	9.4%
Information Technology	7.4%
Energy	7.3%
Utilities	7.2%
Industrials	7.0%
Consumer Staples	5.6%
Materials	3.3%
Others (each less than 3.0%)	4.5%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,166,395,887	$1,166,395,887	$-	$-
	Short-Term Investment	28,013,054	-	28,013,054	-

	Total	$1,194,408,941	$1,166,395,887	$28,013,054	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	1,707,375	$652,204

Total Warrants (Cost $804,480)		652,204

PREFERRED STOCKS - 2.5%

Brazil - 2.1%

Lojas Americanas SA	8,084,570	40,469,410

Colombia - 0.3%

Banco Davivienda SA	627,387	5,773,668

India - 0.1%

Zee Entertainment Enterprises Ltd	13,018,073	1,747,444

Total Preferred Stocks (Cost $43,467,732)		47,990,522

COMMON STOCKS - 92.1%

Argentina - 0.1%

MercadoLibre Inc	14,430	2,029,868

Brazil - 5.4%

Ambev SA ADR	2,378,440	14,056,580
BM&FBovespa SA	5,816,343	32,591,655
Cielo SA	204,500	2,155,580
Embraer SA ADR	677,613	14,717,754
Estacio Participacoes SA	2,929,900	15,469,011
Kroton Educacional SA	3,189,290	13,502,582
Odontoprev SA	141,100	584,641
Porto Seguro SA	52,600	438,020
Sul America SA	1,880,941	9,157,899

		102,673,722

China - 22.8%

3SBio Inc * ~	1,217,000	1,255,798
Alibaba Group Holding Ltd ADR *	973,634	77,433,112
Baidu Inc ADR *	412,240	68,081,436
China Lodging Group Ltd ADR	309,407	11,271,697
China Pacific Insurance Group Co Ltd ‘H’	4,974,800	16,860,333
Ctrip.com International Ltd ADR *	1,019,860	42,018,232
JD.com Inc ADR *	221,743	4,707,604
New Oriental Education & Technology Group Inc ADR	824,530	34,531,316
PICC Property & Casualty Co Ltd ‘H’	3,244,000	5,114,631
Sinopharm Group Co Ltd ‘H’	7,350,000	35,307,090
SOHO China Ltd	13,262,500	6,403,023
Tencent Holdings Ltd	4,447,418	102,022,296
Tingyi Cayman Islands Holding Corp	10,074,000	9,565,908
Tsingtao Brewery Co Ltd ‘H’	1,426,000	4,957,702
Want Want China Holdings Ltd	21,068,000	14,914,469

		434,444,647

Colombia - 2.2%

Almacenes Exito SA	863,768	4,199,257
Almacenes Exito SA GDR ~	772,478	3,770,774
Grupo Aval Acciones y Valores SA ADR	2,229,680	17,948,924
Grupo de Inversiones Suramericana SA	1,203,373	15,779,240

		41,698,195

	Shares	Value
Egypt - 0.6%

Commercial International Bank Egypt SAE	2,444,753	$11,006,068

France - 2.4%

Kering	115,564	18,603,721
LVMH Moet Hennessy Louis Vuitton SE	178,381	26,888,189

		45,491,910

Hong Kong - 6.1%

AIA Group Ltd	7,688,000	46,233,513
Hang Lung Group Ltd	2,691,000	8,107,483
Hang Lung Properties Ltd	1,644,000	3,321,372
Hong Kong Exchanges & Clearing Ltd	820,617	19,994,793
Jardine Strategic Holdings Ltd (XSES)	810,870	24,544,860
Melco Crown Entertainment Ltd ADR	1,176,170	14,796,219

		116,998,240

India - 15.0%

Apollo Hospitals Enterprise Ltd	789,009	15,413,817
Asian Paints Ltd	316,596	4,713,395
Dr Reddy’s Laboratories Ltd	459,411	23,171,408
Glenmark Pharmaceuticals Ltd	573,206	6,810,146
Housing Development Finance Corp Ltd	4,743,698	88,377,677
Infosys Ltd	3,035,909	52,686,266
Kotak Mahindra Bank Ltd	1,270,694	14,412,907
Sun Pharmaceutical Industries Ltd	1,113,595	12,626,364
Tata Consultancy Services Ltd	569,839	21,596,382
UltraTech Cement Ltd	266,354	13,499,425
Zee Entertainment Enterprises Ltd	4,846,236	32,895,210

		286,202,997

Indonesia - 1.6%

P.T. Astra International Tbk	25,583,500	14,422,994
P.T. Indocement Tunggal Prakarsa Tbk	7,424,600	9,548,307
P.T. Semen Indonesia Persero Tbk	9,178,000	6,537,299

		30,508,600

Italy - 1.4%

Prada SPA	8,822,500	27,321,698

Japan - 1.5%

Fast Retailing Co Ltd	46,400	12,457,489
Murata Manufacturing Co Ltd	136,800	15,337,273

		27,794,762

Malaysia - 2.1%

Genting Bhd	14,843,800	30,235,320
Genting Malaysia Bhd	8,998,800	9,949,668

		40,184,988

Mexico - 4.7%

Fomento Economico Mexicano SAB de CV	1,905,328	17,631,205
Grupo Aeroportuario del Sureste SAB de CV ‘B’	584,236	9,281,602
Grupo Financiero Banorte SAB de CV ‘O’	3,801,772	21,318,561
Grupo Financiero Inbursa SAB de CV ‘O’	9,999,514	16,955,235
Grupo Televisa SAB ADR	638,550	16,627,842
Wal-Mart de Mexico SAB de CV	3,036,781	7,293,570

		89,108,015

Nigeria - 0.5%

Nigerian Breweries PLC	12,156,285	5,943,551
Zenith Bank PLC	56,466,824	3,166,500

		9,110,051

Philippines - 3.3%

Ayala Land Inc	927,100	769,053
Jollibee Foods Corp	2,813,248	14,508,740

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
SM Investments Corp	1,184,233	$24,482,293
SM Prime Holdings Inc	38,716,275	22,618,114

		62,378,200

Poland - 0.5%

Bank Pekao SA	277,427	9,686,163

Russia - 8.1%

Alrosa PJSC *	13,994,658	15,168,656
Magnit PJSC (RTS)	403,715	56,930,824
Moscow Echange MICEX-RTS PJSC	2,021,351	3,556,557
Novatek OJSC GDR ~	449,973	46,001,165
Sberbank of Russia PJSC ADR	3,696,473	32,419,754

		154,076,956

Singapore - 0.5%

Global Logistic Properties Ltd	7,631,900	10,303,439

South Korea - 1.2%

LG Household & Health Care Ltd	2,674	2,611,308
NAVER Corp	32,682	20,247,009

		22,858,317

Switzerland - 1.1%

Cie Financiere Richemont SA	164,413	9,623,861
Glencore PLC	5,066,404	10,442,455

		20,066,316

Taiwan - 3.7%

Taiwan Semiconductor Manufacturing Co Ltd	13,970,376	70,406,452

Thailand - 0.9%

Airports of Thailand PCL	501,500	5,576,403
CP ALL PCL	7,364,200	10,563,501

		16,139,904

Turkey - 1.2%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,540,684	10,417,627
BIM Birlesik Magazalar AS	651,781	12,711,230

		23,128,857

United Arab Emirates - 1.3%

DP World Ltd (NASDAQ)	1,470,099	24,435,719

United Kingdom - 2.3%

Old Mutual PLC (XJSE)	9,661,260	25,409,420
SABMiller PLC	317,891	18,539,105

		43,948,525

United States - 1.6%

Cognizant Technology Solutions Corp ‘A’ *	116,100	6,645,564
Las Vegas Sands Corp	434,500	18,896,405
Tiffany & Co	82,940	5,029,482

		30,571,451

Total Common Stocks (Cost $1,712,292,074)		1,752,574,060

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $91,069,145; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $92,895,413)	$91,069,069	$91,069,069

Total Short-Term Investment (Cost $91,069,069)		91,069,069

TOTAL INVESTMENTS - 99.4% (Cost $1,847,633,355)		1,892,285,855

OTHER ASSETS & LIABILITIES, NET - 0.6%		11,318,424

NET ASSETS - 100.0%		$1,903,604,279

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	23.5%
Information Technology	23.0%
Consumer Discretionary	21.9%
Consumer Staples	10.2%
Industrials	5.4%
Health Care	5.0%
Short-Term Investment	4.8%
Materials	3.1%
Others (each less than 3.0%)	2.5%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	22.8%
India	15.1%
Russia	8.1%
Brazil	7.5%
United States (Includes Short-Term Investment)	6.4%
Hong Kong	6.1%
Mexico	4.7%
Taiwan	3.7%
Philippines	3.3%
Others (each less than 3.0%)	21.7%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$652,204	$652,204	$-	$-
	Preferred Stocks	47,990,522	47,990,522	-	-
	Common Stocks
	Argentina	2,029,868	2,029,868	-	-
	Brazil	102,673,722	102,673,722	-	-
	China	434,444,647	238,043,397	196,401,250	-
	Colombia	41,698,195	37,927,421	3,770,774	-
	Egypt	11,006,068	-	11,006,068	-
	France	45,491,910	-	45,491,910	-
	Hong Kong	116,998,240	14,796,219	102,202,021	-
	India	286,202,997	-	286,202,997	-
	Indonesia	30,508,600	-	30,508,600	-
	Italy	27,321,698	-	27,321,698	-
	Japan	27,794,762	-	27,794,762	-
	Malaysia	40,184,988	-	40,184,988	-
	Mexico	89,108,015	89,108,015	-	-
	Nigeria	9,110,051	5,943,551	3,166,500	-
	Philippines	62,378,200	-	62,378,200	-
	Poland	9,686,163	-	9,686,163	-
	Russia	154,076,956	11,825,472	142,251,484	-
	Singapore	10,303,439	-	10,303,439	-
	South Korea	22,858,317	-	22,858,317	-
	Switzerland	20,066,316	-	20,066,316	-
	Taiwan	70,406,452	-	70,406,452	-
	Thailand	16,139,904	-	16,139,904	-
	Turkey	23,128,857	10,417,627	12,711,230	-
	United Arab Emirates	24,435,719	-	24,435,719	-
	United Kingdom	43,948,525	-	43,948,525	-
	United States	30,571,451	30,571,451	-	-

	Total Common Stocks	1,752,574,060	543,336,743	1,209,237,317	-

	Short-Term Investment	91,069,069	-	91,069,069	-

	Total	$1,892,285,855	$591,979,469	$1,300,306,386	$-

Transfers between levels of the fair value hierarchy during the period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$11,006,068	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
153,303,899	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Australia - 0.4%

Orica Ltd	828,170	$7,704,062

Belgium - 0.8%

KBC Group NV *	323,186	15,894,569

Brazil - 0.7%

Ambev SA ADR	2,392,418	14,139,190

Canada - 4.4%

Canadian National Railway Co (NYSE)	589,323	34,805,416
Element Financial Corp	1,077,046	11,421,131
Loblaw Cos Ltd	261,600	13,993,712
Suncor Energy Inc (TSE)	846,560	23,484,431

		83,704,690

China - 0.8%

Alibaba Group Holding Ltd ADR *	182,901	14,546,116

Denmark - 0.7%

Carlsberg AS ‘B’	141,594	13,509,193

France - 15.4%

Air Liquide SA	375,671	39,138,009
Bureau Veritas SA	520,077	10,919,028
Danone SA	711,937	49,823,221
Dassault Systemes	183,172	13,810,433
Engie SA	1,563,661	25,107,170
Hermes International	11,435	4,262,718
L’Oreal SA	108,545	20,781,291
Legrand SA	304,985	15,612,582
LVMH Moet Hennessy Louis Vuitton SE	210,707	31,760,836
Pernod Ricard SA	398,558	44,126,852
Schneider Electric SE (XPAR)	643,832	37,561,582

		292,903,722

Germany - 11.0%

Bayer AG	627,021	62,974,729
Beiersdorf AG	420,572	39,817,440
Linde AG	166,545	23,205,802
Merck KGaA	223,722	22,739,756
MTU Aero Engines AG	96,958	9,058,582
ProSiebenSat.1 Media SE	254,098	11,114,767
SAP SE	539,566	40,524,175

		209,435,251

Hong Kong - 3.3%

AIA Group Ltd	7,835,351	47,119,641
Global Brands Group Holding Ltd *	61,156,699	5,380,475
Li & Fung Ltd	20,269,980	9,828,820

		62,328,936

Ireland - 0.1%

Experian PLC	155,383	2,947,935

Israel - 0.8%

Check Point Software Technologies Ltd *	184,652	14,713,071

Italy - 0.7%

Eni SPA	853,515	13,747,711

	Shares	Value
Japan - 13.3%

Daikin Industries Ltd	200,200	$16,825,761
Denso Corp	778,400	27,388,259
FANUC Corp	129,800	21,114,987
Honda Motor Co Ltd	412,300	10,342,646
Hoya Corp	1,347,400	48,123,729
Inpex Corp	865,400	6,767,944
Japan Tobacco Inc	786,000	31,677,510
Kubota Corp	940,600	12,721,915
Kyocera Corp	461,600	21,964,219
Shin-Etsu Chemical Co Ltd	186,800	10,944,322
Terumo Corp	1,028,600	43,895,849

		251,767,141

Netherlands - 4.9%

Akzo Nobel NV	507,784	31,543,931
Heineken NV	81,952	7,516,786
ING Groep NV CVA	2,804,235	29,012,338
Randstad Holding NV	634,653	25,380,382

		93,453,437

Singapore - 2.3%

DBS Group Holdings Ltd	2,780,014	32,778,909
Singapore Telecommunications Ltd	3,488,349	10,774,177

		43,553,086

Spain - 1.3%

Amadeus IT Holding SA ‘A’	558,050	24,586,968

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	746,242	21,955,043

Switzerland - 14.6%

Julius Baer Group Ltd	445,695	17,938,464
Kuehne + Nagel International AG	66,073	9,257,459
Nestle SA	1,008,407	78,129,663
Novartis AG	507,783	41,911,644
Roche Holding AG (XVTX)	243,503	64,255,517
Sonova Holding AG	81,460	10,811,785
UBS Group AG (XVTX)	2,854,911	37,044,144
Zurich Insurance Group AG	69,521	17,198,293

		276,546,969

Taiwan - 3.3%

Hon Hai Precision Industry Co Ltd	3,886,351	10,012,345
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,995,785	52,349,441

		62,361,786

United Kingdom - 16.4%

Barclays PLC	6,319,928	11,754,337
Compass Group PLC	3,360,459	63,934,006
Delphi Automotive PLC	135,763	8,498,764
Diageo PLC	1,146,714	32,034,203
Prudential PLC	681,638	11,566,646
Reckitt Benckiser Group PLC	504,911	50,628,212
Rio Tinto PLC	509,906	15,841,001
Rolls-Royce Holdings PLC *	1,868,439	17,834,179
Sky PLC	2,267,830	25,770,339
Smiths Group PLC	819,850	12,669,310
WPP PLC	2,887,899	60,187,809

		310,718,806

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
United States - 2.1%

Yum! Brands Inc	482,763	$ 40,030,708

Total Common Stocks (Cost $1,888,835,762)		1,870,548,390

	Principal Amount

SHORT-TERM INVESTMENTS - 0.8%

U.S. Government Agency Issue - 0.2%

Federal Home Loan Bank 0.101% due 07/01/16	$3,678,000	3,678,000

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $10,736,919; collateralized by U.S. Treasury Notes: 1.750% due 04/30/22 and value $10,955,475)	10,736,910	10,736,910

Total Short-Term Investments (Cost $14,414,910)		14,414,910

TOTAL INVESTMENTS - 99.3% (Cost $1,903,250,672)		1,884,963,300

OTHER ASSETS & LIABILITIES, NET - 0.7%		12,537,875

NET ASSETS - 100.0%		$1,897,501,175

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer Staples	20.9%
Consumer Discretionary	16.9%
Health Care	15.5%
Financials	12.2%
Industrials	11.9%
Information Technology	10.1%
Materials	6.8%
Others (each less than 3.0%)	5.0%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United Kingdom	16.4%
France	15.4%
Switzerland	14.6%
Japan	13.3%
Germany	11.0%
Netherlands	4.9%
Canada	4.4%
Taiwan	3.3%
Hong Kong	3.3%
Others (each less than 3.0%)	12.7%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$7,704,062	$-	$7,704,062	$-
	Belgium	15,894,569	-	15,894,569	-
	Brazil	14,139,190	14,139,190	-	-
	Canada	83,704,690	83,704,690	-	-
	China	14,546,116	14,546,116	-	-
	Denmark	13,509,193	-	13,509,193	-
	France	292,903,722	-	292,903,722	-
	Germany	209,435,251	-	209,435,251	-
	Hong Kong	62,328,936	-	62,328,936	-
	Ireland	2,947,935	-	2,947,935	-
	Israel	14,713,071	14,713,071	-	-
	Italy	13,747,711	-	13,747,711	-
	Japan	251,767,141	-	251,767,141	-
	Netherlands	93,453,437	-	93,453,437	-
	Singapore	43,553,086	-	43,553,086	-
	Spain	24,586,968	-	24,586,968	-
	Sweden	21,955,043	-	21,955,043	-
	Switzerland	276,546,969	-	276,546,969	-
	Taiwan	62,361,786	52,349,441	10,012,345	-
	United Kingdom	310,718,806	8,498,764	302,220,042	-
	United States	40,030,708	40,030,708	-	-

	Total Common Stocks	1,870,548,390	227,981,980	1,642,566,410	-

	Short-Term Investments	14,414,910	-	14,414,910	-

	Total	$1,884,963,300	$227,981,980	$1,656,981,320	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Australia - 4.5%

APN Outdoor Group Ltd	562,508	$2,914,821
Aristocrat Leisure Ltd	581,794	6,052,432
Asaleo Care Ltd	1,587,654	2,512,036
Beach Energy Ltd	1,606,586	747,635
Challenger Ltd	568,086	3,711,436
CSR Ltd	1,621,306	4,457,218
Genworth Mortgage Insurance Australia Ltd	724,120	1,500,729
Investa Office Fund REIT	957,666	3,080,501
JB Hi-Fi Ltd	259,789	4,707,918
Metcash Ltd *	556,461	788,516
Orora Ltd	3,113,254	6,464,035
Pact Group Holdings Ltd	550,460	2,498,259
Resolute Mining Ltd *	2,745,266	2,646,994
Sirtex Medical Ltd	139,889	2,693,543
TPG Telecom Ltd	777,498	6,971,715
Western Areas Ltd	198,725	324,537

		52,072,325

Austria - 0.7%

CA Immobilien Anlagen AG *	116,153	1,939,808
Conwert Immobilien Invest SE *	166,374	2,679,345
Oesterreichische Post AG *	53,183	1,717,456
Wienerberger AG	134,601	1,886,165

		8,222,774

Belgium - 0.1%

Bekaert SA	13,408	579,781

Canada - 9.1%

AGF Management Ltd ‘B’	435,100	1,683,889
Bankers Petroleum Ltd *	925,800	1,476,178
Bird Construction Inc	293,993	3,042,445
Bonavista Energy Corp	327,460	836,424
Boyd Group Income Fund	91,100	5,236,337
Canam Group Inc	240,400	2,424,561
CCL Industries Inc ‘B’	23,723	4,128,549
Celestica Inc (TSE) *	281,300	2,617,149
Choice Properties REIT	224,600	2,468,610
Cogeco Communications Inc	58,773	3,084,337
Colliers International Group Inc	41,400	1,413,807
Constellation Software Inc	15,079	5,835,869
Crombie Real Estate Investment Trust REIT	209,300	2,486,749
Detour Gold Corp *	132,400	3,312,178
Enerplus Corp (TSE)	557,565	3,672,648
Exchange Income Corp	125,800	3,039,960
Gran Tierra Energy Inc *	908,700	3,052,562
Great Canadian Gaming Corp *	183,100	2,546,776
Intertape Polymer Group Inc	231,514	3,777,480
Kinaxis Inc *	53,900	2,164,427
Leucrotta Exploration Inc *	421,700	574,474
Linamar Corp	93,300	3,323,400
Maple Leaf Foods Inc	182,551	3,898,434
Martinrea International Inc	333,800	2,066,953
Parex Resources Inc *	396,600	3,840,293
Parkland Fuel Corp	221,500	3,855,827
Pure Industrial Real Estate Trust REIT	750,934	2,993,390
Ritchie Bros Auctioneers Inc (TSE)	117,400	3,967,401
Sandvine Corp	1,198,800	2,468,213
The Intertain Group Ltd *	272,600	2,204,938
TransAlta Renewables Inc	342,591	3,542,719
Transcontinental Inc ‘A’	244,300	3,311,036
Trican Well Service Ltd *	1,602,600	3,063,913
Trilogy Energy Corp *	652,772	2,763,778
Waste Connections Inc l	-	22
Western Energy Services Corp	73,100	185,020

	Shares	Value
Whistler Blackcomb Holdings Inc	89,700	$1,666,318
Wi-LAN Inc	115,227	292,538
Yamana Gold Inc	483,800	2,516,457

		104,836,059

Cyprus - 0.1%

Ocean Rig UDW Inc	432,163	1,071,764

Denmark - 2.5%

ALK-Abello AS	12,437	2,180,525
Dfds AS	51,484	2,259,848
NKT Holding AS	46,507	2,352,016
Pandora AS	17,726	2,414,270
Royal Unibrew AS	164,112	7,341,443
Topdanmark AS *	216,184	5,152,165
Vestas Wind Systems AS	98,681	6,707,291

		28,407,558

Finland - 0.8%

Tieto OYJ	199,566	5,465,589
YIT OYJ	604,032	4,357,679

		9,823,268

France - 4.9%

Air France-KLM *	456,539	2,881,137
Alten SA	9,124	538,163
Atos SE	70,795	5,836,968
Eiffage SA	61,924	4,402,178
Euler Hermes Group	20,603	1,711,018
Eurazeo SA	40,210	2,385,492
Faurecia	66,714	2,118,004
Innate Pharma SA *	162,152	1,863,105
Ipsen SA	70,960	4,347,778
IPSOS	75,005	2,134,840
Mercialys SA REIT	101,409	2,159,028
Nexans SA *	82,430	3,446,679
Nexity SA *	60,561	3,063,510
SCOR SE	159,546	4,716,982
Technip SA	75,841	4,104,889
UBISOFT Entertainment *	80,406	2,929,265
Valeo SA	102,834	4,565,219
Veolia Environnement SA	131,773	2,845,585

		56,049,840

Germany - 6.9%

AURELIUS SE & Co KGaA	39,349	2,312,553
Aurubis AG	84,174	3,827,620
Carl Zeiss Meditec AG	47,140	1,914,296
Covestro AG ~	104,005	4,632,416
Deutsche Pfandbriefbank AG ~	168,385	1,660,476
Deutz AG	368,553	1,522,437
Evotec AG *	419,437	1,780,110
Gerresheimer AG	55,221	4,253,752
Grammer AG	48,332	1,954,535
Grand City Properties SA	108,065	2,223,733
HOCHTIEF AG	39,915	5,153,452
KION Group AG	71,980	3,488,720
Kloeckner & Co SE *	174,969	1,934,221
Nordex SE *	137,016	3,889,318
OSRAM Licht AG	96,964	5,037,941
PATRIZIA Immobilien AG *	90,082	2,166,844
Pfeiffer Vacuum Technology AG	19,214	1,803,481
Rheinmetall AG	60,457	3,595,904
RHOEN-KLINIKUM AG	149,380	4,372,549
SMA Solar Technology AG	69,703	3,443,464
Software AG	109,429	3,720,818
STADA Arzneimittel AG	84,916	4,400,953

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Talanx AG	123,312	$3,672,601
United Internet AG	150,233	6,245,022

		79,007,216

Greece - 0.1%

Tsakos Energy Navigation Ltd	353,200	1,656,508

Hong Kong - 1.8%

Dah Sing Financial Holdings Ltd	315,200	1,947,927
HK Electric Investments & HK Electric Investments Ltd ~ >>	3,756,500	3,505,256
Hutchison Telecommunications Hong Kong Holdings Ltd	1,756,000	594,842
Kerry Properties Ltd	758,371	1,877,587
Lifestyle International Holdings Ltd	1,394,500	2,343,640
Man Wah Holdings Ltd	2,168,000	3,127,907
SmarTone Telecommunications Holdings Ltd	2,406,500	4,299,903
Yue Yuen Industrial Holdings Ltd	650,500	2,578,140

		20,275,202

Ireland - 0.2%

C&C Group PLC	532,983	2,116,242

Israel - 0.5%

Orbotech Ltd *	122,700	3,134,985
Tower Semiconductor Ltd *	173,421	2,101,414

		5,236,399

Italy - 3.5%

A2A SPA	3,082,096	4,041,430
Autogrill SPA	237,774	1,922,322
Banca Popolare dell’Emilia Romagna SC	847,736	3,112,388
Brembo SPA	132,128	7,278,354
Cerved Information Solutions SPA	324,333	2,555,208
De’ Longhi SPA	205,046	4,886,143
DiaSorin SPA	43,118	2,636,793
Geox SPA	506,218	1,569,665
Maire Tecnimont SPA	681,954	1,715,911
Moncler SPA	233,663	3,688,919
OVS SPA ~	478,425	2,786,058
Salini Impregilo SPA	623,136	1,768,408
Saras SPA	1,428,180	2,482,340

		40,443,939

Japan - 24.6%

Accordia Golf Co Ltd	189,500	1,984,127
Adastria Co Ltd	112,000	4,438,191
Ain Holdings Inc	73,700	5,716,684
Asahi Intecc Co Ltd	99,300	4,852,432
Bando Chemical Industries Ltd	351,000	1,696,064
Calsonic Kansei Corp	475,000	3,609,871
Central Glass Co Ltd	341,000	1,466,057
Ci:z Holdings Co Ltd	128,000	2,808,348
Clarion Co Ltd	768,000	1,885,514
CROOZ Inc	78,100	1,529,212
Daikyo Inc	1,882,000	2,728,741
Dexerials Corp	277,300	1,943,619
Dip Corp	144,800	3,906,654
EDION Corp	240,000	1,979,558
Eiken Chemical Co Ltd	154,100	3,375,236
Enplas Corp	45,400	1,196,885
EPS Holdings Inc	119,041	1,495,591
F@N Communications Inc	282,000	2,186,926
Ferrotec Corp	213,375	3,024,350
Foster Electric Co Ltd	115,300	1,825,392
Fujikura Ltd	866,000	3,999,825
Fujitsu General Ltd	269,000	5,991,370

	Shares	Value
Furukawa Electric Co Ltd	933,000	$ 2,161,755
GCA Savvian Corp	195,900	1,663,393
Goldcrest Co Ltd	108,100	1,710,326
Haseko Corp	717,800	7,226,669
Hitachi Transport System Ltd	148,900	2,449,524
Hosiden Corp	262,300	1,630,765
Idemitsu Kosan Co Ltd	142,000	3,082,830
Ishihara Sangyo Kaisha Ltd *	2,386,000	1,406,280
JAC Recruitment Co Ltd	203,400	3,426,953
Japan Airlines Co Ltd	143,100	4,603,898
Japan Aviation Electronics Industry Ltd	174,000	2,400,117
Jeol Ltd	75,000	287,242
Kinden Corp	308,200	3,336,227
Kissei Pharmaceutical Co Ltd	108,200	2,170,813
Kohnan Shoji Co Ltd	125,200	2,319,539
Konoike Transport Co Ltd	64,200	668,219
Kyudenko Corp	115,700	3,424,617
Lion Corp	334,000	5,510,829
Marvelous Inc	324,800	2,667,606
Matsumotokiyoshi Holdings Co Ltd	98,000	4,790,972
Megmilk Snow Brand Co Ltd	117,500	4,099,442
Meidensha Corp	503,000	1,636,009
Meitec Corp	69,500	2,362,372
Mitsubishi Steel Manufacturing Co Ltd	777,000	1,173,586
Morinaga & Co Ltd	587,000	3,701,059
Musashi Seimitsu Industry Co Ltd	146,200	2,859,633
Nagase & Co Ltd	169,600	1,875,977
Nichi-iko Pharmaceutical Co Ltd	172,400	3,522,961
Nichiha Corp	217,200	3,432,325
Nippon Ceramic Co Ltd	99,700	1,875,604
Nippon Suisan Kaisha Ltd	1,109,900	5,699,964
Nipro Corp	239,300	2,972,966
Nishimatsuya Chain Co Ltd	206,200	2,924,210
Nissha Printing Co Ltd	180,100	3,305,664
Nitto Kogyo Corp	114,600	1,424,760
Noritsu Koki Co Ltd	200,459	1,388,855
North Pacific Bank Ltd	613,800	1,670,919
OKI Electric Cable Co Ltd	702,000	1,171,784
OKUMA Corp	391,000	2,570,275
Open House Co Ltd	213,200	5,840,008
Oracle Corp Japan	57,900	3,087,403
OSAKA Titanium Technologies Co Ltd	132,100	1,619,026
Penta-Ocean Construction Co Ltd	737,000	3,897,051
Qol Co Ltd	153,700	2,023,387
Raito Kogyo Co Ltd	266,500	2,783,649
Right On Co Ltd	208,400	2,724,768
Roland DG Corp	103,100	1,836,028
Ryobi Ltd	450,000	1,869,310
SAMTY Co Ltd	201,500	1,893,019
Sanyo Special Steel Co Ltd	361,000	1,611,742
Seikitokyu Kogyo Co Ltd	383,400	1,812,929
Shinoken Group Co Ltd	145,900	3,937,756
Ship Healthcare Holdings Inc	95,000	2,956,767
Sojitz Corp	1,392,400	3,299,336
Square Enix Holdings Co Ltd	87,000	2,824,278
Sumitomo Osaka Cement Co Ltd	1,340,000	5,749,983
Sumitomo Real Estate Sales Co Ltd	88,600	1,741,856
Sundrug Co Ltd	46,300	4,347,334
Tadano Ltd	305,800	2,553,304
Takara Leben Co Ltd	464,200	3,557,596
Takuma Co Ltd	273,000	2,422,406
The Okinawa Electric Power Co Inc	102,900	2,157,670
Toagosei Co Ltd	226,800	2,092,380
Toho Gas Co Ltd	521,000	4,263,196
Toho Holdings Co Ltd	176,700	4,257,968
Tokuyama Corp *	1,456,000	3,989,768
Tokyu Construction Co Ltd	392,700	3,584,468
TonenGeneral Sekiyu KK	345,000	3,142,786
Tosei Corp	283,200	2,034,940
Toyo Engineering Corp	769,000	2,553,057

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Toyota Boshoku Corp	116,300	$ 2,427,752
Ube Industries Ltd	1,634,000	2,704,347
Ulvac Inc	231,964	7,120,042
Usen Corp *	1,151,820	3,414,702
Valor Holdings Co Ltd	80,300	2,135,511
Zenkoku Hosho Co Ltd	90,500	3,305,467

		283,820,576

Luxembourg - 0.7%

APERAM SA	135,147	4,730,829
Eurofins Scientific SE	9,905	3,669,529

		8,400,358

Malta - 0.3%

Unibet Group PLC SDR	370,908	3,407,431

Netherlands - 1.2%

Boskalis Westminster	71,184	2,428,984
Corbion NV	123,414	2,964,138
Delta Lloyd NV	331,614	1,165,187
Euronext NV ~	101,984	3,741,285
Fugro NV CVA *	102,204	1,798,855
Heijmans NV CVA *	186,556	1,578,872

		13,677,321

New Zealand - 0.4%

Fisher & Paykel Healthcare Corp Ltd	645,768	4,639,644

Portugal - 0.3%

CTT-Correios de Portugal SA	426,753	3,375,473

Singapore - 1.5%

CapitaLand Commercial Trust REIT	1,968,700	2,165,332
City Developments Ltd	602,900	3,663,731
Mapletree Commercial Trust REIT	1,818,400	2,000,197
Mapletree Greater China Commercial Trust REIT	2,600,100	1,956,027
Mapletree Industrial Trust REIT	2,268,100	2,900,969
SATS Ltd	817,400	2,499,113
Venture Corp Ltd	356,400	2,190,626

		17,375,995

South Africa - 0.2%

Mondi PLC	156,235	2,925,102

South Korea - 4.9%

Able C&C Co Ltd	81,922	2,514,944
Amotech Co Ltd *	158,030	2,347,841
Bluecom Co Ltd	238,296	3,295,907
CJ O Shopping Co Ltd	11,144	1,704,868
Dongbu Insurance Co Ltd	57,878	3,483,706
Eugene Technology Co Ltd	170,005	2,427,021
Handsome Co Ltd	55,847	1,914,915
Hanwha Techwin Co Ltd	47,808	2,032,893
Hyundai Development Co-Engineering & Construction	60,948	2,114,446
InBody Co Ltd	55,542	1,979,699
KB Insurance Co Ltd	119,500	2,912,375
Korea Petrochemical Ind Co Ltd	21,598	4,543,287
LOTTE Fine Chemical Co Ltd	52,587	1,430,418
LOTTE Himart Co Ltd	40,872	1,645,400
Partron Co Ltd	380,082	3,511,397
Poongsan Corp	92,524	2,358,744
S-Oil Corp	48,912	3,241,356
SFA Engineering Corp	45,095	1,955,997
SK Materials Co Ltd	39,936	4,299,780

	Shares	Value
Spigen Korea Co Ltd	42,918	$ 2,457,490
Tongyang Life Insurance Co Ltd	239,709	2,119,223
Vieworks Co Ltd	42,520	1,851,984

		56,143,691

Spain - 2.8%

Acciona SA	40,168	2,931,154
Cia de Distribucion Integral Logista Holdings SA	101,674	2,148,431
Ebro Foods SA	155,649	3,582,743
Enagas SA	232,668	7,108,066
Gamesa Corp Tecnologica SA	404,715	8,063,549
Grupo Catalana Occidente SA	89,202	2,473,940
Indra Sistemas SA *	273,549	2,906,646
Mediaset Espana Comunicacion SA	256,874	2,899,750

		32,114,279

Sweden - 3.4%

Axfood AB	238,520	4,581,330
Betsson AB *	116,266	972,450
Boliden AB	182,542	3,567,616
Bonava AB ‘B’ *	133,588	1,610,502
Castellum AB	237,196	3,372,436
Dometic Group AB * ~	271,840	1,800,966
Haldex AB	69,173	663,155
Hemfosa Fastigheter AB	247,190	2,544,692
Holmen AB ‘B’	84,431	2,708,278
Intrum Justitia AB	186,656	5,854,012
Mycronic AB	215,349	1,610,083
NCC AB ‘B’	133,588	3,101,802
NetEnt AB *	252,276	2,498,391
Peab AB	252,509	1,915,809
Wihlborgs Fastigheter AB	109,113	2,233,472

		39,034,994

Switzerland - 9.4%

Actelion Ltd	47,174	7,943,983
Adecco Group AG	129,482	6,530,820
Ascom Holding AG	114,488	1,821,277
Cembra Money Bank AG	73,871	5,166,629
Chocoladefabriken Lindt & Spruengli AG	761	4,538,693
Emmi AG	5,077	3,095,304
EMS-Chemie Holding AG	8,412	4,343,179
Flughafen Zuerich AG	40,510	7,169,095
Forbo Holding AG	4,929	5,853,919
Georg Fischer AG	7,552	6,037,133
Givaudan SA	3,482	7,011,091
Logitech International SA	232,919	3,786,680
Lonza Group AG	52,806	8,771,698
Oriflame Holding AG *	212,988	5,431,872
Partners Group Holding AG	19,331	8,284,597
Rieter Holding AG	9,917	2,029,977
Sika AG	801	3,358,640
Straumann Holding AG	22,889	9,029,902
Swiss Life Holding AG	24,398	5,638,325
Vontobel Holding AG	68,762	2,963,170

		108,805,984

United Kingdom - 10.8%

3i Group PLC	833,470	6,115,250
Acacia Mining PLC	676,749	4,075,356
AVEVA Group PLC	99,691	2,260,466
Barratt Developments PLC	338,378	1,838,753
Beazley PLC	811,302	3,944,334
Bellway PLC	223,295	5,664,447
Berendsen PLC	212,655	3,455,050
Booker Group PLC	2,047,117	4,740,682
BTG PLC *	375,652	3,628,154
Cairn Energy PLC *	1,034,246	2,876,306
Cranswick PLC	53,926	1,498,236

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
De La Rue PLC	233,362	$ 1,593,355
Domino’s Pizza Group PLC	743,670	3,304,046
DS Smith PLC	615,950	3,186,746
esure Group PLC	455,458	1,734,705
Fevertree Drinks PLC	243,441	2,340,991
Galliford Try PLC	98,787	1,206,721
Go-Ahead Group PLC	148,353	3,872,000
Greggs PLC	222,392	2,885,315
Howden Joinery Group PLC	776,040	3,985,790
Inchcape PLC	443,911	3,732,549
John Wood Group PLC	522,022	4,805,285
Kennedy Wilson Europe Real Estate PLC	132,141	1,696,792
LondonMetric Property PLC REIT	1,266,780	2,533,752
Man Group PLC	1,891,476	2,938,761
Mitie Group PLC	437,131	1,448,544
Moneysupermarket.com Group PLC	955,691	3,462,538
National Express Group PLC	480,354	1,895,858
Northgate PLC	376,665	1,634,880
OneSavings Bank PLC	565,266	1,593,064
Persimmon PLC	244,325	4,737,873
Phoenix Group Holdings	315,733	3,391,199
QinetiQ Group PLC	1,372,317	4,073,756
Rentokil Initial PLC	1,659,161	4,284,631
Rightmove PLC	51,228	2,502,021
Savills PLC	277,846	2,273,389
St Modwen Properties PLC	377,388	1,354,524
Synthomer PLC	445,699	1,936,137
Taylor Wimpey PLC	2,017,546	3,579,294
Tullett Prebon PLC	324,045	1,312,272
WH Smith PLC	109,373	2,297,762
WS Atkins PLC	162,966	2,895,275

		124,586,859

United States - 1.0%

ICON PLC *	105,600	7,393,056
Tahoe Resources Inc (TSE)	303,367	4,543,632

		11,936,688

Total Common Stocks (Cost $1,038,476,116)	1,120,043,270

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $25,953,232; collateralized by U.S. Treasury Notes: 2.000% due 07/31/22 and value $26,475,469)	$25,953,210	25,953,210

Total Short-Term Investment (Cost $25,953,210)		25,953,210

TOTAL INVESTMENTS - 99.5% (Cost $1,064,429,326)		1,145,996,480

OTHER ASSETS & LIABILITIES, NET - 0.5%		5,765,527

NET ASSETS - 100.0%		$1,151,762,007

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrials	20.3%
Financials	15.8%
Consumer Discretionary	14.3%
Information Technology	10.8%
Materials	10.6%
Health Care	9.1%
Consumer Staples	8.1%
Energy	4.6%
Others (each less than 3.0%)	5.9%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	24.6%
United Kingdom	10.8%
Switzerland	9.4%
Canada	9.1%
Germany	6.9%
South Korea	4.9%
France	4.9%
Australia	4.5%
Italy	3.5%
Sweden	3.4%
United States (Includes Short-Term Investment)	3.3%
Others (each less than 3.0%)	14.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$52,072,325	$788,516	$51,283,809	$-
	Austria	8,222,774	-	8,222,774	-
	Belgium	579,781	579,781	-	-
	Canada	104,836,059	104,836,059	-	-
	Cyprus	1,071,764	1,071,764	-	-
	Denmark	28,407,558	-	28,407,558	-
	Finland	9,823,268	-	9,823,268	-
	France	56,049,840	538,163	55,511,677	-
	Germany	79,007,216	-	79,007,216	-
	Greece	1,656,508	1,656,508	-	-
	Hong Kong	20,275,202	-	20,275,202	-
	Ireland	2,116,242	-	2,116,242	-
	Israel	5,236,399	3,134,985	2,101,414	-
	Italy	40,443,939	-	40,443,939	-
	Japan	283,820,576	-	283,820,576	-
	Luxembourg	8,400,358	-	8,400,358	-
	Malta	3,407,431	-	3,407,431	-
	Netherlands	13,677,321	1,798,855	11,878,466	-
	New Zealand	4,639,644	-	4,639,644	-
	Portugal	3,375,473	-	3,375,473	-
	Singapore	17,375,995	2,190,626	15,185,369	-
	South Africa	2,925,102	-	2,925,102	-
	South Korea	56,143,691	-	56,143,691	-
	Spain	32,114,279	-	32,114,279	-
	Sweden	39,034,994	1,610,502	37,424,492	-
	Switzerland	108,805,984	-	108,805,984	-
	United Kingdom	124,586,859	6,138,277	118,448,582	-
	United States	11,936,688	11,936,688	-	-

	Total Common Stocks	1,120,043,270	136,280,724	983,762,546	-

	Short-Term Investment	25,953,210	-	25,953,210	-

	Total	$1,145,996,480	$136,280,724	$1,009,715,756	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Australia - 3.8%

Australia & New Zealand Banking Group Ltd	1,465,734	$26,705,745
Goodman Group REIT	2,376,506	12,746,406

		39,452,151

Belgium - 2.0%

Anheuser-Busch InBev SA/NV	68,489	9,056,733
KBC Group NV *	235,700	11,591,931

		20,648,664

Canada - 1.2%

TransCanada Corp (TSE)	262,289	11,868,427

China - 1.5%

China Overseas Land & Investment Ltd	1,753,954	5,591,345
CNOOC Ltd	8,159,599	10,184,968

		15,776,313

Denmark - 0.6%

Pandora AS	44,398	6,046,978

Finland - 1.1%

UPM-Kymmene OYJ	631,119	11,594,134

France - 11.9%

Airbus Group SE	117,355	6,726,780
AXA SA	975,076	19,279,797
BNP Paribas SA	470,501	20,634,063
Capgemini SA	122,721	10,589,929
Natixis SA	1,376,132	5,178,196
Renault SA	180,640	13,637,863
Schneider Electric SE (XPAR)	143,063	8,346,389
TOTAL SA	789,459	37,859,288

		122,252,305

Germany - 8.8%

adidas AG	53,664	7,703,423
Bayer AG	97,777	9,820,213
Brenntag AG	182,744	8,852,475
Daimler AG (XETR)	271,340	16,236,528
Deutsche Bank AG (XETR) *	313,749	4,336,988
E.ON SE	748,006	7,550,980
HeidelbergCement AG	62,776	4,729,042
Infineon Technologies AG	747,555	10,821,904
Siemens AG	199,492	20,472,096

		90,523,649

Hong Kong - 1.4%

CK Hutchison Holdings Ltd	1,280,036	14,080,983

Ireland - 0.4%

Ryanair Holdings PLC ADR	64,082	4,456,262

Israel - 1.5%

Teva Pharmaceutical Industries Ltd ADR	304,977	15,318,995

Italy - 3.4%

Assicurazioni Generali SPA	279,123	3,291,524
Enel SPA	4,661,190	20,693,094
Intesa Sanpaolo SPA	3,433,791	6,540,377
Telecom Italia SPA *	5,141,222	4,222,527

		34,747,522

	Shares	Value
Japan - 21.7%

Daikin Industries Ltd	185,911	$15,624,845
Daiwa House Industry Co Ltd	589,205	17,303,186
Dentsu Inc	222,423	10,426,266
DMG Mori Co Ltd	596,232	5,752,571
Honda Motor Co Ltd	522,866	13,116,221
Japan Airlines Co Ltd	326,078	10,490,775
Mitsubishi UFJ Financial Group Inc	5,605,613	25,129,137
Mitsui Fudosan Co Ltd	726,947	16,683,997
NH Foods Ltd	296,411	7,260,284
Nippon Telegraph & Telephone Corp	540,452	25,344,433
Sompo Japan Nipponkoa Holdings Inc	441,404	11,746,722
Sony Corp	325,609	9,593,083
Sumitomo Electric Industries Ltd	588,700	7,791,704
Sumitomo Mitsui Financial Group Inc	249,038	7,190,983
Sumitomo Mitsui Trust Holdings Inc	2,729,533	8,881,386
Suzuken Co Ltd	158,322	4,983,382
Suzuki Motor Corp	495,199	13,408,958
Yamato Holdings Co Ltd	557,478	12,800,248

		223,528,181

Luxembourg - 0.7%

ArcelorMittal *	1,607,191	7,327,505

Netherlands - 7.7%

ASR Nederland NV *	334,883	7,228,327
ING Groep NV CVA	1,612,843	16,686,314
NN Group NV	278,982	7,679,931
Royal Dutch Shell PLC ‘A’	1,715,192	47,107,993

		78,702,565

Norway - 1.0%

Norsk Hydro ASA	2,762,531	10,113,156

South Korea - 1.4%

Samsung Electronics Co Ltd	11,243	14,001,483

Spain - 1.4%

Banco Santander SA	1,528,782	5,932,703
Bankia SA	10,949,261	7,970,725

		13,903,428

Sweden - 2.9%

Electrolux AB ‘B’	393,978	10,741,748
Nordea Bank AB	1,646,132	13,965,191
Sandvik AB	529,994	5,306,263

		30,013,202

Switzerland - 4.5%

LafargeHolcim Ltd (XVTX)	105,996	4,434,611
Roche Holding AG (XVTX)	30,571	8,067,069
Wolseley PLC	255,332	13,222,009
Zurich Insurance Group AG	82,130	20,317,541

		46,041,230

United Kingdom - 17.6%

Barratt Developments PLC	1,302,469	7,077,643
British American Tobacco PLC	315,960	20,483,374
Centrica PLC	4,005,524	12,112,661
GlaxoSmithKline PLC	1,361,215	29,232,071
InterContinental Hotels Group PLC	239,718	8,840,854
Lloyds Banking Group PLC	13,026,009	9,434,594
National Grid PLC	1,063,996	15,646,403
Prudential PLC	1,091,389	18,519,669
Rio Tinto PLC	562,507	17,475,131

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Standard Chartered PLC	1,458,739	$11,067,408
Vodafone Group PLC	10,303,043	31,412,503

		181,302,311

United States - 1.0%

Shire PLC	171,446	10,595,781

Total Common Stocks (Cost $1,069,402,957)		1,002,295,225

	Principal Amount

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $39,925,007; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 - 03/31/22 and value $40,725,625)	$39,924,973	39,924,973

Total Short-Term Investment (Cost $39,924,973)		39,924,973

TOTAL INVESTMENTS - 101.4% (Cost $1,109,327,930)		1,042,220,198

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(14,428,887)

NET ASSETS - 100.0%		$1,027,791,311

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	31.3%
Industrials	12.3%
Consumer Discretionary	12.1%
Energy	10.4%
Health Care	7.6%
Telecommunication Services	5.9%
Utilities	5.5%
Materials	5.4%
Short-Term Investment	3.9%
Consumer Staples	3.6%
Information Technology	3.4%

	101.4%
Other Assets & Liabilities, Net	(1.4%	)

	100.0%

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	21.7%
United Kingdom	17.6%
France	11.9%
Germany	8.8%
Netherlands	7.7%
United States (Includes Short-Term Investment)	4.9%
Switzerland	4.5%
Australia	3.8%
Italy	3.4%
Others (each less than 3.0%)	17.1%

	101.4%
Other Assets & Liabilities, Net	(1.4%	)

	100.0%

(c)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	50,063,049	USD	38,076,203	08/16	ANZ	($779,024)
CAD	2,536,261	JPY	211,286,773	08/16	RBS	(84,510)
CHF	9,126,071	GBP	6,310,598	08/16	DUB	960,182
CHF	57,520,233	USD	59,722,259	08/16	CIT	(707,022)
CHF	2,908,726	USD	2,991,759	08/16	DUB	(7,433)
CHF	2,645,276	USD	2,741,705	08/16	RBC	(27,675)
DKK	77,841,683	USD	11,909,850	08/16	TDB	(283,030)
EUR	6,300,426	JPY	703,346,407	08/16	DUB	182,233
EUR	3,166,260	USD	3,600,639	08/16	CIT	(83,157)
EUR	6,318,327	USD	7,076,292	08/16	DUB	(57,096)
EUR	7,168,181	USD	8,087,805	08/16	GSC	(124,483)
EUR	3,508,149	USD	3,943,858	08/16	HSB	(46,562)
EUR	2,716,685	USD	3,066,934	08/16	MER	(48,896)
EUR	3,250,958	USD	3,613,034	08/16	MSC	(1,458)
EUR	1,924,590	USD	2,199,164	08/16	RBS	(61,086)
EUR	4,840,681	USD	5,386,927	08/16	SGN	(9,287)
EUR	11,794,004	USD	13,302,910	08/16	TDB	(200,640)
GBP	3,081,970	USD	4,473,442	08/16	CIT	(369,544)
GBP	10,050,602	USD	14,140,548	08/16	DUB	(757,340)
GBP	1,525,475	USD	2,167,043	08/16	GSC	(135,748)
GBP	1,577,016	USD	2,281,737	08/16	RBC	(181,810)
GBP	2,379,023	USD	3,364,140	08/16	RBS	(196,275)
GBP	3,869,661	USD	5,627,609	08/16	SSB	(474,835)
JPY	341,480,160	EUR	2,714,678	08/16	SCB	293,936
JPY	220,916,690	USD	2,128,357	08/16	DUB	12,844
JPY	1,944,303,462	USD	17,586,339	08/16	RBC	1,258,523
JPY	500,115,499	USD	4,545,145	08/16	SGN	302,147
SGD	16,234,333	USD	12,060,291	08/16	RBS	(11,870)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,206,733	AUD	4,368,263	08/16	RBC	($47,641)
USD	2,633,629	CAD	3,419,957	08/16	CIT	(13,806)
USD	7,203,553	CAD	9,051,291	08/16	HSB	196,826
USD	8,837,566	CHF	8,475,442	08/16	CIT	141,840
USD	5,672,536	EUR	5,110,118	08/16	CIT	(4,429)
USD	53,872,150	EUR	47,309,472	08/16	CIT	1,314,807
USD	8,717,953	EUR	7,808,267	08/16	DUB	43,543
USD	6,396,508	EUR	5,691,084	08/16	GSC	74,133
USD	14,902,029	EUR	13,185,133	08/16	MSC	254,317
USD	7,208,921	EUR	6,389,281	08/16	SCB	110,900
USD	7,518,926	GBP	5,582,904	08/16	CIT	84,827
USD	66,867,866	GBP	45,833,184	08/16	GSC	5,837,185
USD	9,034,959	GBP	6,211,648	08/16	SCB	763,636
USD	2,072,682	JPY	221,411,974	08/16	ANZ	(73,319)
USD	4,388,315	JPY	485,236,354	08/16	SCB	(314,764)
USD	3,623,716	NOK	29,415,277	08/16	GSC	108,938

Total Forward Foreign Currency Contracts						$6,838,077

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$39,452,151	$-	$39,452,151	$-
	Belgium	20,648,664	-	20,648,664	-
	Canada	11,868,427	11,868,427	-	-
	China	15,776,313	-	15,776,313	-
	Denmark	6,046,978	-	6,046,978	-
	Finland	11,594,134	-	11,594,134	-
	France	122,252,305	-	122,252,305	-
	Germany	90,523,649	-	90,523,649	-
	Hong Kong	14,080,983	-	14,080,983	-
	Ireland	4,456,262	4,456,262	-	-
	Israel	15,318,995	15,318,995	-	-
	Italy	34,747,522	-	34,747,522	-
	Japan	223,528,181	-	223,528,181	-
	Luxembourg	7,327,505	-	7,327,505	-
	Netherlands	78,702,565	7,228,327	71,474,238	-
	Norway	10,113,156	-	10,113,156	-
	South Korea	14,001,483	-	14,001,483	-
	Spain	13,903,428	-	13,903,428	-
	Sweden	30,013,202	-	30,013,202	-
	Switzerland	46,041,230	-	46,041,230	-
	United Kingdom	181,302,311	-	181,302,311	-
	United States	10,595,781	-	10,595,781	-

	Total Common Stocks	1,002,295,225	38,872,011	963,423,214	-

	Short-Term Investment	39,924,973	-	39,924,973	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	11,940,817	-	11,940,817	-

	Total Assets	1,054,161,015	38,872,011	1,015,289,004	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,102,740)	-	(5,102,740)	-

	Total Liabilities	(5,102,740)	-	(5,102,740)	-

	Total	$1,049,058,275	$38,872,011	$1,010,186,264	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Dyax Corp - Contingent Value Rights * +	84,900	$94,239

Total Rights (Cost $94,239)		94,239

COMMON STOCKS - 96.6%

Consumer Discretionary - 0.2%

Service Corp International	26,000	703,040

Health Care - 95.6%

Abbott Laboratories	148,600	5,841,466
AbbVie Inc	41,902	2,594,153
Acceleron Pharma Inc *	32,500	1,104,350
Actelion Ltd (Switzerland)	9,600	1,616,616
Aetna Inc	56,600	6,912,558
Agilent Technologies Inc	48,000	2,129,280
Agios Pharmaceuticals Inc *	12,100	506,930
Alder Biopharmaceuticals Inc *	12,800	319,616
Alexion Pharmaceuticals Inc *	6,100	712,236
Alkermes PLC *	22,400	968,128
Allergan PLC *	48,335	11,169,735
Alnylam Pharmaceuticals Inc *	16,030	889,505
Amedisys Inc *	58,100	2,932,888
American Renal Associates Holdings Inc *	11,574	335,299
AmerisourceBergen Corp	18,000	1,427,760
Amgen Inc	89,428	13,606,470
Anthem Inc	39,300	5,161,662
Aquinox Pharmaceuticals Inc * (Canada)	20,500	135,710
AstraZeneca PLC (United Kingdom)	76,800	4,591,369
Avexis Inc *	14,269	542,507
Axovant Sciences Ltd *	15,600	200,304
Baxter International Inc	167,400	7,569,828
Becton Dickinson & Co	25,081	4,253,487
Biogen Inc *	30,088	7,275,880
BioMarin Pharmaceutical Inc *	11,500	894,700
Boston Scientific Corp *	650,400	15,199,848
Bristol-Myers Squibb Co	80,748	5,939,015
Cardinal Health Inc	42,100	3,284,221
Celgene Corp *	52,800	5,207,664
Centene Corp *	40,400	2,883,348
Cerner Corp *	46,700	2,736,620
Chugai Pharmaceutical Co Ltd (Japan)	17,100	609,413
Cigna Corp	52,700	6,745,073
CONMED Corp	16,200	773,226
CR Bard Inc	25,868	6,083,119
DaVita HealthCare Partners Inc *	47,900	3,703,628
DENTSPLY SIRONA Inc	28,200	1,749,528
Dermira Inc *	23,100	675,675
Edwards Lifesciences Corp *	59,100	5,894,043
Eli Lilly & Co	145,200	11,434,500
Express Scripts Holding Co *	14,200	1,076,360
Genomic Health Inc *	24,700	639,607
Gilead Sciences Inc	62,600	5,222,092
GlaxoSmithKline PLC (United Kingdom)	153,400	3,294,263
GlaxoSmithKline PLC ADR (United Kingdom)	46,400	2,010,976
Global Blood Therapeutics Inc *	18,550	307,745
HCA Holdings Inc *	14,591	1,123,653
HealthEquity Inc *	23,100	701,893
Hologic Inc *	45,900	1,588,140
Humana Inc	32,800	5,900,064
Incyte Corp *	18,000	1,439,640
Inotek Pharmaceuticals Corp *	40,390	300,502
Intra-Cellular Therapies Inc *	70,700	2,744,574

	Shares	Value
Jazz Pharmaceuticals PLC *	16,800	$2,374,008
Johnson & Johnson	86,000	10,431,800
Laboratory Corp of America Holdings *	5,500	716,485
Mallinckrodt PLC *	31,391	1,907,945
Masimo Corp	25,100	1,318,126
McKesson Corp	24,700	4,610,255
Medivation Inc *	42,800	2,580,840
Medtronic PLC	241,058	20,916,603
Merck & Co Inc	84,400	4,862,284
Merck KGaA (Germany)	22,200	2,256,473
Mylan NV *	69,100	2,987,884
Nektar Therapeutics *	29,900	425,477
Neurocrine Biosciences Inc *	53,900	2,449,755
Otonomy Inc *	11,200	177,856
Pfizer Inc	257,521	9,067,314
Phibro Animal Health Corp ‘A’	29,300	546,738
Prothena Corp PLC * (Ireland)	5,792	202,488
PTC Therapeutics Inc *	39,000	273,780
Quest Diagnostics Inc	10,800	879,228
Regeneron Pharmaceuticals Inc *	9,235	3,225,139
Roche Holding AG (XVTX) (Switzerland)	16,340	4,311,796
Sage Therapeutics Inc *	11,800	355,534
Sarepta Therapeutics Inc *	5,600	106,792
Seattle Genetics Inc *	19,200	775,872
Seres Therapeutics Inc *	2,800	81,340
Shire PLC ADR	37,708	6,941,289
St Jude Medical Inc	72,800	5,678,400
Stryker Corp	65,200	7,812,916
Syndax Pharmaceuticals Inc *	18,086	178,147
Teladoc Inc *	25,500	408,510
Teva Pharmaceutical Industries Ltd ADR (Israel)	93,100	4,676,413
The Cooper Cos Inc	16,800	2,882,376
Thermo Fisher Scientific Inc	49,200	7,269,792
Ultragenyx Pharmaceutical Inc *	17,878	874,413
UnitedHealth Group Inc	155,401	21,942,621
Universal Health Services Inc ‘B’	35,400	4,747,140
Vertex Pharmaceuticals Inc *	45,700	3,931,114
WellCare Health Plans Inc *	9,500	1,019,160
Zimmer Biomet Holdings Inc	25,700	3,093,766
Zoetis Inc	55,500	2,634,030

		334,892,766

Information Technology - 0.8%

FEI Co	25,400	2,714,752

Total Common Stocks (Cost $322,398,346)		338,310,558

	Principal Amount

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $9,566,489; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $9,761,475)	$9,566,481	9,566,481

Total Short-Term Investment (Cost $9,566,481)		9,566,481

TOTAL INVESTMENTS - 99.3% (Cost $332,059,066)		347,971,278

OTHER ASSETS & LIABILITIES, NET - 0.7%		2,449,535

NET ASSETS - 100.0%		$350,420,813

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Pharmaceuticals	27.9%
Health Care Equipment	24.6%
Biotechnology	16.5%
Managed Health Care	14.6%
Others (each less than 3.0%)	13.0%

96.6%
Short-Term Investment	2.7%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	An investment with a value of $94,239 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
JPY	63,775,000	USD	624,316	07/16	MSC	($6,586)
USD	2,287,421	EUR	2,055,000	07/16	TDB	6,265
USD	583,868	JPY	61,760,000	07/16	CIT	(14,345)

Total Forward Foreign Currency Contracts						($14,666)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$94,239	$-	$-	$94,239
	Common Stocks
	Consumer Discretionary	703,040	703,040	-	-
	Health Care	334,892,766	318,212,836	16,679,930	-
	Information Technology	2,714,752	2,714,752	-	-

	Total Common Stocks	338,310,558	321,630,628	16,679,930	-

	Short-Term Investment	9,566,481	-	9,566,481	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,265	-	6,265	-

	Total Assets	347,977,543	321,630,628	26,252,676	94,239

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(20,931)	-	(20,931)	-

	Total Liabilities	(20,931)	-	(20,931)	-

	Total	$347,956,612	$321,630,628	$26,231,745	$94,239

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Consumer Discretionary - 1.6%

Hilton Worldwide Holdings Inc	527,843	$11,892,303

Financials - 94.3%

Acadia Realty Trust REIT	21,800	774,336
American Homes 4 Rent ‘A’ REIT	59,310	1,214,669
Apartment Investment & Management Co ‘A’ REIT	244,252	10,786,168
AvalonBay Communities Inc REIT	176,045	31,756,758
Boston Properties Inc REIT	299,005	39,438,759
Brixmor Property Group Inc REIT	148,841	3,938,333
Camden Property Trust REIT	250,383	22,138,865
CBL & Associates Properties Inc REIT	28,464	265,000
Chesapeake Lodging Trust REIT	301,812	7,017,129
Corporate Office Properties Trust REIT	65,967	1,950,644
Cousins Properties Inc REIT	441,662	4,593,285
CubeSmart REIT	125,265	3,868,183
DCT Industrial Trust Inc REIT	28,770	1,382,111
DDR Corp REIT	103,764	1,882,279
Douglas Emmett Inc REIT	317,206	11,267,157
Duke Realty Corp REIT	309,294	8,245,778
Equity LifeStyle Properties Inc REIT	45,047	3,606,012
Equity One Inc REIT	78,380	2,522,268
Equity Residential REIT	743,221	51,193,062
Essex Property Trust Inc REIT	65,542	14,949,475
Federal Realty Investment Trust REIT	4,254	704,250
Gaming & Leisure Properties Inc REIT	116,069	4,002,059
General Growth Properties Inc REIT	965,901	28,803,168
HCP Inc REIT	61,219	2,165,928
Healthcare Realty Trust Inc REIT	148,444	5,194,056
Host Hotels & Resorts Inc REIT	2,323,703	37,667,226
Hudson Pacific Properties Inc REIT	514,951	15,026,270
Kimco Realty Corp REIT	547,016	17,165,362
LaSalle Hotel Properties REIT	656,163	15,472,324
Liberty Property Trust REIT	119,196	4,734,465
Mack-Cali Realty Corp REIT	105,582	2,850,714
Mid-America Apartment Communities Inc REIT	1,880	200,032
National Retail Properties Inc REIT	218,585	11,305,216
Omega Healthcare Investors Inc REIT	153,948	5,226,535
Paramount Group Inc REIT	200,041	3,188,654
Post Properties Inc REIT	29,458	1,798,411
Prologis Inc REIT	251,188	12,318,259
Public Storage REIT	108,929	27,841,163
QTS Realty Trust Inc ‘A’ REIT	57,273	3,206,143
Realty Income Corp REIT	29,493	2,045,634
Regency Centers Corp REIT	339,686	28,441,909
Rexford Industrial Realty Inc REIT	169,521	3,575,198
Senior Housing Properties Trust REIT	214,742	4,473,076
Simon Property Group Inc REIT	491,870	106,686,603
Sovran Self Storage Inc REIT	78,698	8,256,994
Spirit Realty Capital Inc REIT	128,450	1,640,306

	Shares	Value
STORE Capital Corp REIT	213,582	$6,289,990
Sunstone Hotel Investors Inc REIT	221,573	2,674,386
Tanger Factory Outlet Centers Inc REIT	494,766	19,879,698
Taubman Centers Inc REIT	80,052	5,939,858
Ventas Inc REIT	316,512	23,048,404
Vornado Realty Trust REIT	529,852	53,048,782
Welltower Inc REIT	261,827	19,943,363
WP Glimcher Inc REIT	7,286	81,530
Xenia Hotels & Resorts Inc REIT	200,200	3,359,356

		711,045,593

Total Common Stocks (Cost $596,507,375)		722,937,896

	Principal Amount

SHORT-TERM INVESTMENT - 3.3%

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $24,790,259; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $25,288,369)	$24,790,238	24,790,238

Total Short-Term Investment (Cost $24,790,238)		24,790,238

TOTAL INVESTMENTS - 99.2% (Cost $621,297,613)		747,728,134

OTHER ASSETS & LIABILITIES, NET - 0.8%		5,794,489

NET ASSETS - 100.0%	$753,522,623

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by property sector as a percentage of net assets was as follows:

Retail	30.6%
Residential	18.3%
Office	16.8%
Hotels, Resorts & Cruise Lines	10.3%
Health Care Facilities	8.0%
Specialized	6.2%
Industrial	3.4%
Others (each less than 3.0%)	2.3%

95.9%
Short-Term Investment	3.3%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$722,937,896	$722,937,896	$-	$-
	Short-Term Investment	24,790,238	-	24,790,238	-

	Total	$747,728,134	$722,937,896	$24,790,238	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 2.8%

Garmin Ltd	32,500	$1,378,650
Harman International Industries Inc	14,800	1,062,936

		2,441,586

Consumer Staples - 0.2%

Arcadia Biosciences Inc *	50,937	131,927

Financials - 2.3%

QTS Realty Trust Inc ‘A’ REIT	35,600	1,992,888

Health Care - 19.4%

Anthem Inc	6,900	906,246
Avinger Inc *	21,521	256,746
Cerner Corp *	52,200	3,058,920
Evogene Ltd * (Israel)	26,303	164,131
FibroGen Inc *	19,204	315,138
Ionis Pharmaceuticals Inc *	70,600	1,644,274
PRA Health Sciences Inc *	32,969	1,376,785
Seres Therapeutics Inc *	7,685	223,249
Tenet Healthcare Corp *	74,500	2,059,180
Teva Pharmaceutical Industries Ltd ADR (Israel)	58,600	2,943,478
Vertex Pharmaceuticals Inc *	45,100	3,879,502

		16,827,649

Industrials - 1.3%

Abengoa SA ‘B’ * (Spain)	596,000	161,384
Advanced Drainage Systems Inc	33,470	916,074

		1,077,458

Information Technology - 67.3%

ACI Worldwide Inc *	149,600	2,918,696
Acxiom Corp *	98,400	2,163,816
Alibaba Group Holding Ltd ADR * (China)	12,700	1,010,031
Alliance Data Systems Corp *	19,139	3,749,713
Alphabet Inc ‘A’ *	2,215	1,558,319
Alphabet Inc ‘C’ *	3,021	2,090,834
Apple Inc	4,500	430,200
Aspen Technology Inc *	89,100	3,585,384
CSRA Inc	24,200	567,006
Cypress Semiconductor Corp	156,900	1,655,295
Dialog Semiconductor PLC * (United Kingdom)	22,300	668,185
Euronet Worldwide Inc *	51,965	3,595,458
EVERTEC Inc	28,800	447,552
Facebook Inc ‘A’ *	25,200	2,879,856
Globant SA *	35,772	1,407,628
Marvell Technology Group Ltd (Bermuda)	79,300	755,729
Micron Technology Inc *	287,600	3,957,376
Microsemi Corp *	90,800	2,967,344
Microsoft Corp ‡	102,300	5,234,691
Mobileye NV *	16,500	761,310
Nanometrics Inc *	23,300	484,407
NXP Semiconductors NV * (Netherlands)	36,700	2,875,078
Pandora Media Inc *	79,200	986,040
Photronics Inc *	89,100	793,881
QIWI PLC ADR (Russia)	33,400	437,540
Rambus Inc *	107,800	1,302,224
Semtech Corp *	63,400	1,512,724
Silicon Laboratories Inc *	10,400	506,896
Silver Spring Networks Inc *	78,100	948,915
Universal Display Corp *	28,800	1,952,640
Virtusa Corp *	26,600	768,208
WNS Holdings Ltd ADR * (India)	125,600	3,391,200

		58,364,176

	Shares	Value
Materials - 0.3%

BioAmber Inc * (Canada)	83,800	$249,724
Marrone Bio Innovations Inc *	41,900	34,358

		284,082

Telecommunication Services - 1.8%

Zayo Group Holdings Inc *	55,600	1,552,908

Utilities - 1.0%

Atlantica Yield PLC (Spain)	45,600	847,248

Total Common Stocks (Cost $87,138,422)		83,519,922

	Principal Amount

SHORT-TERM INVESTMENT - 3.8%

Repurchase Agreement - 3.8%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $3,317,739; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $3,388,538)	$3,317,736	3,317,736

Total Short-Term Investment (Cost $3,317,736)		3,317,736

TOTAL INVESTMENTS - 100.2% (Cost $90,456,158)		86,837,658

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(137,942)

NET ASSETS - 100.0%		$86,699,716

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Semiconductors	18.7%
Data Processing & Outsourced Services	13.4%
Application Software	11.1%
Internet Software & Services	9.8%
Biotechnology	7.2%
Health Care Technology	6.9%
Systems Software	6.1%
IT Consulting & Other Services	4.0%
Others (each less than 3.0%)	19.2%

	96.4%
Short-Term Investment	3.8%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of June 30, 2016, an investment with a value of $844,305 was fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(c)	Transactions in written options for the period ended June 30, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2015	646	$59,218
Call Options Written	383	8,173
Put Options Written	1,083	270,881
Put Options Exercised	(361)	(6,859)
Call Options Expired	(22)	(1,314)
Put Options Expired	(301)	(15,144)
Put Options Closed	(1,067)	(184,637)

Outstanding, June 30, 2016	361	$130,318

(d)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - JD.com Inc	$24.00	08/05/16	CME	361	$130,318	($107,398)

Total Written Options					$130,318	($107,398)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$2,441,586	$2,441,586	$-	$-
	Consumer Staples	131,927	131,927	-	-
	Financials	1,992,888	1,992,888	-	-
	Health Care	16,827,649	16,827,649	-	-
	Industrials	1,077,458	1,077,458	-	-
	Information Technology	58,364,176	57,695,991	668,185	-
	Materials	284,082	284,082	-	-
	Telecommunication Services	1,552,908	1,552,908	-	-
	Utilities	847,248	847,248	-	-

	Total Common Stocks	83,519,922	82,851,737	668,185	-

	Short-Term Investment	3,317,736	-	3,317,736	-

	Total Assets	86,837,658	82,851,737	3,985,921	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(107,398)	-	(107,398)	-

	Total Liabilities	(107,398)	-	(107,398)	-

	Total	$86,730,260	$82,851,737	$3,878,523	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.5%

France - 0.3%

Groupama SA 6.375% § ± ~	EUR 2,600,000	$2,553,606

Ireland - 0.2%

LCH Clearnet SA 6.576% § ±	1,550,000	1,734,276

Switzerland - 7.0%

Credit Suisse AG 0.051% due 07/22/16 § ~	9,350,000	10,377,914
Credit Suisse Group Funding Guernsey Ltd 3.800% due 06/09/23 ~	$7,640,000	7,636,363
Credit Suisse Group Guernsey I Ltd 7.875% due 02/24/41 § ~	7,891,000	7,930,455
UBS AG
4.750% due 05/22/23 § ~	10,849,000	11,120,225
4.750% due 02/12/26 § ~	EUR 10,370,000	12,077,262
5.125% due 05/15/24 ~	$9,082,000	9,274,212
7.250% due 02/22/22 § ~	3,394,000	3,487,352

		61,903,783

United Kingdom - 2.9%

AA Bond Co Ltd 3.781% due 07/31/43 ~	GBP 5,426,000	7,364,808
HSBC Holdings PLC 6.875% § ±	$5,180,000	5,167,050
The Royal Bank of Scotland PLC 9.500% due 03/16/22 § ~	13,000,000	13,550,693

		26,082,551

United States - 10.1%

Aetna Inc 1.700% due 06/07/18	5,810,000	5,859,385
Citigroup Inc
1.518% due 07/30/18 §	13,800,000	13,843,801
2.050% due 06/07/19	7,470,000	7,530,925
Express Scripts Holding Co
3.000% due 07/15/23 #	3,900,000	3,911,610
4.800% due 07/15/46 #	3,500,000	3,511,564
Lam Research Corp
2.800% due 06/15/21	1,580,000	1,619,525
3.450% due 06/15/23	930,000	962,069
3.900% due 06/15/26	3,710,000	3,910,559
Mylan NV
2.500% due 06/07/19 ~	7,440,000	7,544,078
3.150% due 06/15/21 ~	7,490,000	7,614,656
3.950% due 06/15/26 ~	9,440,000	9,568,847
5.250% due 06/15/46 ~	3,300,000	3,478,550
Oracle Corp
2.650% due 07/15/26 #	8,800,000	8,821,375
4.000% due 07/15/46 #	5,450,000	5,505,541
Pfizer Inc 2.750% due 06/03/26	5,840,000	6,033,398

		89,715,883

Total Corporate Bonds & Notes (Cost $182,975,953)		181,990,099

U.S. TREASURY OBLIGATIONS - 3.2%

United States - 3.2%

1.375% due 05/31/21	18,200,000	18,532,714
1.625% due 05/15/26	9,650,000	9,774,022

		28,306,736

Total U.S. Treasury Obligations (Cost $27,943,159)		28,306,736

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 54.9%

Belgium - 0.6%

Belgium Government 2.150% due 06/22/66 ~	EUR 3,920,000	$5,461,726

Bulgaria - 3.3%

Bulgaria Government 2.950% due 09/03/24 ~	25,000,000	29,276,587

Cyprus - 7.7%

Cyprus Government
3.875% due 05/06/22 ~	25,530,000	29,085,542
4.750% due 06/25/19 ~	32,550,000	38,707,995

		67,793,537

Germany - 3.8%

Bundesrepublik Deutschland
1.750% due 02/15/24 ~	1,474,000	1,906,114
2.500% due 07/04/44 ~	9,230,000	16,159,291
2.500% due 08/15/46 ~	8,540,000	15,245,410

		33,310,815

Greece - 0.2%

Hellenic Republic Government 3.000% due 02/24/41 § ~	2,154,277	1,446,496

Iceland - 5.3%

Iceland Government
2.500% due 07/15/20 ~	23,700,000	28,305,423
5.875% due 05/11/22 ~	$16,001,000	18,702,801

		47,008,224

Indonesia - 3.5%

Indonesia Government
2.625% due 06/14/23 ~	EUR 16,300,000	18,304,488
2.875% due 07/08/21 ~	5,595,000	6,465,298
3.750% due 06/14/28 ~	5,320,000	5,997,941

		30,767,727

Israel - 1.0%

Israel Government 2.875% due 01/29/24 ~	6,950,000	8,902,686

Italy - 2.5%

Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/32 ^ ~	9,164,279	10,725,474
3.100% due 09/15/26 ^ ~	8,632,725	11,870,437

		22,595,911

Latvia - 2.6%

Latvia Government 5.250% due 06/16/21 ~	$20,160,000	23,080,680

Lithuania - 2.4%

Lithuania Government 2.125% due 10/22/35 ~	EUR 16,892,000	21,627,606

Macedonia - 0.8%

Macedonia Government 3.975% due 07/24/21 ~	6,432,000	6,968,385

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Mexico - 1.3%

Mexico Government 4.000% due 03/15/15	EUR 10,852,000	$11,227,091

Portugal - 2.9%

Portugal Obrigacoes do Tesouro OT
2.875% due 10/15/25 ~	2,871,135	3,183,610
2.875% due 07/21/26 ~	18,820,424	20,536,269
4.950% due 10/25/23 ~	1,721,739	2,204,051

		25,923,930

Romania - 2.5%

Romanian Government
2.750% due 10/29/25 ~	6,650,000	7,617,467
2.875% due 05/26/28 ~	1,550,000	1,741,614
3.875% due 10/29/35 ~	11,140,000	13,018,635

		22,377,716

Slovakia - 1.3%

Slovakia Government 3.625% due 01/16/29 ~	7,748,965	11,529,619

Slovenia - 7.9%

Slovenia Government
4.125% due 02/18/19 ~	$23,130,000	24,377,054
4.750% due 05/10/18 ~	6,470,000	6,817,116
5.500% due 10/26/22 ~	18,610,000	21,169,731
5.850% due 05/10/23 ~	14,840,000	17,255,210

		69,619,111

Spain - 5.3%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 14,180,000	16,483,882
Spain Government
1.600% due 04/30/25 ~	1,763,000	2,045,963
1.950% due 04/30/26 ~	10,980,000	12,988,901
4.650% due 07/30/25 ~	10,870,000	15,758,040

		47,276,786

Total Foreign Government Bonds & Notes (Cost $480,293,028)		486,194,633

PURCHASED OPTIONS - 0.1%
(See Note (e) in Notes to Schedule of Investments)
(Cost $2,652,082)		782,498

SHORT-TERM INVESTMENT - 21.0%

Repurchase Agreement - 21.0%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $185,869,441; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $189,589,125)	$185,869,286	185,869,286

Total Short-Term Investment (Cost $185,869,286)		185,869,286

TOTAL INVESTMENTS - 99.7% (Cost $879,733,508)		883,143,252

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,694,355

NET ASSETS - 100.0%		$885,837,607

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	54.9%
Short-Term Investment	21.0%
Corporate Bonds & Notes	20.5%
U.S. Treasury Obligations	3.2%
Others (each less than 3.0%)	0.1%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United States (Includes Short-Term Investment)	34.3%
Slovenia	7.9%
Cyprus	7.7%
Switzerland	7.0%
Spain	5.3%
Iceland	5.3%
Germany	3.8%
Indonesia	3.5%
Bulgaria	3.3%
Others (each less than 3.0%)	21.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (09/16)	90	$181,549
U.S. Treasury 2-Year Notes (09/16)	121	84,859
U.S. Treasury Ultra Long Bonds (09/16)	101	466,047

		732,455

Short Futures Outstanding
Australia 3-Year Bonds (09/16)	2,662	(245,794)
Euro-Buxl (09/16)	58	(222,625)
Eurodollar (12/16)	8,987	(5,089,726)
U.S. Treasury 10-Year Notes (09/16)	326	(608,483)
United Kingdom Gilt (09/16)	20	(67,923)

		(6,234,551)

Total Futures Contracts		($5,502,096)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	630,000	USD	487,919	09/16	CIT	($209)
CNY	405,223,165	USD	61,048,950	01/17	GSC	(926,819)
EUR	35,000,000	USD	38,886,050	07/16	CIT	(44,806)
EUR	4,600,000	USD	5,261,236	09/16	CIT	(144,653)
GBP	58,020,552	USD	81,480,348	07/16	CIT	(4,225,821)
MXN	234,511,120	USD	12,389,444	09/16	GSC	354,967
PLN	106,718,400	EUR	24,000,000	09/16	GSC	289,153
SAR	50,619,200	USD	13,400,000	01/17	CIT	29,298
SEK	267,268,625	EUR	28,750,000	07/16	CIT	(311,638)
USD	58,900,000	CNY	405,223,165	01/17	GSC	(1,222,131)
USD	46,042,387	CNY	307,724,295	06/17	GSC	811,282
USD	4,991,588	EUR	4,500,000	09/16	CIT	(13,765)
USD	448,815,687	EUR	395,284,000	09/16	CIT	9,140,997
USD	169,760,697	GBP	118,520,552	07/16	CIT	11,950,491
USD	7,653,129	GBP	5,264,000	09/16	CIT	641,362
USD	58,900,000	SAR	226,765,000	01/17	CIT	(1,260,861)

Total Forward Foreign Currency Contracts						$15,066,847

(e)	Purchased options outstanding as of June 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - iTraxx Europe (07/16)	0.650%	07/20/16	SSB	EUR 185,700,000	$415,981	$24,490

Credit Default Swaptions on Credit Indices – Sell Protection
Put - iTraxx Europe (07/16)	0.900%	07/20/16	SSB	229,500,000	261,515	409,115

					$677,496	$433,605

Options on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Dow Jones Euro STOXX 50 (09/16)	3,500.00	09/16/16	EUX	17,424	$475,434	$116,018

Put - S&P 500 E-Mini (07/16)	1,950.00	07/29/16	CME	810	1,499,152	232,875

					$1,974,586	$348,893

Total Purchased Options					$2,652,082	$782,498

(f)	Transactions in written options for the period ended June 30, 2016 were as follows:

	Number of Contracts	Notional Amount in EUR	Premium
Outstanding, December 31, 2015	-	-	$-
Call Options Written	15,178	229,500,000	5,274,652
Put Options Written	1,384	-	272,469
Call Options Expired	(15,178)	-	(5,169,784)
Put Options Closed	(1,384)	-	(272,469)

Outstanding, June 30, 2016	-	229,500,000	$104,868

(g)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Europe (07/16)	1.000%	07/20/16	SSB	EUR 229,500,000	$104,868	($166,413)

Total Written Options					$104,868	($166,413)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(h)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Carlsberg Breweries AS	1.000%	12/20/20	BNP	0.654%	EUR 2,054,000	($35,990)	($5,372)	($30,618)
Pitney Bowes Inc	1.000%	12/20/20	BNP	1.450%	$465,000	8,879	5,011	3,868
Republic of Korea	1.000%	12/20/20	BNP	0.498%	167,382,000	(3,744,323)	(2,848,464)	(895,859)
Anglo American Capital PLC	1.000%	12/20/20	CIT	4.787%	EUR 2,700,000	453,225	323,470	129,755
MetLife Inc	1.000%	12/20/20	CIT	1.173%	$810,000	5,815	7,603	(1,788)
Volvo Treasury AB	1.000%	12/20/20	CIT	1.046%	EUR 1,876,000	3,622	60,751	(57,129)
Zurich Insurance Co Ltd	1.000%	12/20/20	CIT	0.496%	8,200,000	(208,939)	(231,378)	22,439
Anadarko Petroleum Corp	1.000%	12/20/20	CSF	2.287%	$645,000	34,367	19,186	15,181
Carlsberg Breweries AS	1.000%	12/20/20	CSF	0.654%	EUR 5,993,000	(105,009)	(46,809)	(58,200)
Telekom Finanzmanagement GmbH	1.000%	12/20/20	CSF	0.616%	1,450,000	(28,238)	(18,670)	(9,568)
Vodafone Group PLC	1.000%	12/20/20	CSF	0.931%	2,317,000	(8,703)	10,820	(19,523)
Volvo Treasury AB	1.000%	12/20/20	CSF	1.046%	895,000	1,728	20,689	(18,961)
Anadarko Petroleum Corp	1.000%	12/20/20	GSC	2.287%	$1,492,000	79,497	50,848	28,649
Carlsberg Breweries AS	1.000%	12/20/20	GSC	0.654%	EUR 320,000	(5,607)	(1,841)	(3,766)
MetLife Inc	1.000%	12/20/20	GSC	1.173%	$4,847,000	34,799	73,935	(39,136)
Newell Rubbermaid Inc	1.000%	12/20/20	GSC	0.854%	8,825,000	(58,771)	(181,355)	122,584
Packaging Corp of America	1.000%	12/20/20	GSC	0.749%	3,340,000	(37,597)	(3,294)	(34,303)
Stanley Black & Decker Inc	1.000%	12/20/20	GSC	0.747%	8,199,000	(92,893)	(85,665)	(7,228)
Telekom Finanzmanagement GmbH	1.000%	12/20/20	GSC	0.616%	EUR 2,819,000	(54,898)	(34,750)	(20,148)
Vodafone Group PLC	1.000%	12/20/20	GSC	0.931%	2,719,000	(10,213)	12,828	(23,041)
Anglo American Capital PLC	5.000%	12/20/20	CIT	4.787%	2,910,000	(32,508)	423,505	(456,013)
Stora Enso OYJ	5.000%	12/20/20	CIT	1.571%	2,863,000	(481,540)	(421,103)	(60,437)
Anglo American Capital PLC	5.000%	12/20/20	CSF	4.787%	3,638,000	(40,640)	340,341	(380,981)
Anglo American Capital PLC	5.000%	12/20/20	GSC	4.787%	718,000	(8,021)	96,221	(104,242)
Atlantia SPA	1.000%	06/20/21	BNP	0.792%	10,923,000	(128,175)	(110,966)	(17,209)
Cardinal Health Inc	1.000%	06/20/21	BNP	0.270%	$7,500,000	(270,059)	(290,489)	20,430
Danone SA	1.000%	06/20/21	BNP	0.475%	EUR 8,160,000	(240,290)	(241,483)	1,193
Diageo Capital PLC	1.000%	06/20/21	BNP	0.476%	10,913,000	(320,499)	(322,955)	2,456
Engie SA	1.000%	06/20/21	BNP	0.555%	4,015,000	(100,250)	(54,917)	(45,333)
Eni SPA	1.000%	06/20/21	BNP	0.883%	5,064,000	(34,153)	91,703	(125,856)
Fortum OYJ	1.000%	06/20/21	BNP	0.790%	7,033,000	(83,719)	(53,160)	(30,559)
Repsol International Finance BV	1.000%	06/20/21	BNP	1.816%	1,664,000	71,896	155,085	(83,189)
Solvay SA	1.000%	06/20/21	BNP	0.928%	4,979,000	(21,241)	34,124	(55,365)
Standard Chartered Bank	1.000%	06/20/21	BNP	1.496%	3,903,000	101,955	120,273	(18,318)
TDC AS	1.000%	06/20/21	BNP	1.186%	4,749,000	46,392	67,383	(20,991)
Volvo Treasury AB	1.000%	06/20/21	BNP	1.138%	2,100,000	14,996	7,306	7,690
Eni SPA	1.000%	06/20/21	CIT	0.883%	1,300,000	(8,768)	(2,142)	(6,626)
Fortum OYJ	1.000%	06/20/21	CIT	0.790%	2,351,000	(27,986)	(29,916)	1,930
Gas Natural Capital Markets SA	1.000%	06/20/21	CIT	1.011%	11,900,000	3,254	61,220	(57,966)
Diageo Capital PLC	1.000%	06/20/21	CSF	0.476%	1,000,000	(29,369)	(30,922)	1,553
TDC AS	1.000%	06/20/21	CSF	1.186%	2,280,000	22,272	18,718	3,554
Telekom Finanzmanagement GmbH	1.000%	06/20/21	CSF	0.686%	1,700,000	(30,017)	(30,234)	217
Arrow Electronics Inc	1.000%	06/20/21	GSC	0.704%	$7,900,394	(115,826)	(106,083)	(9,743)
Avnet Inc	1.000%	06/20/21	GSC	0.707%	8,122,000	(117,599)	(111,510)	(6,089)
Boston Scientific Corp	1.000%	06/20/21	GSC	0.464%	12,050,000	(318,276)	(248,334)	(69,942)
Fortum OYJ	1.000%	06/20/21	GSC	0.790%	EUR 105,000	(1,250)	(1,478)	228
Ingersoll-Rand Co	1.000%	06/20/21	GSC	0.385%	$7,700,000	(233,304)	(226,350)	(6,954)
LVMH Moet Hennessy Louis Vuitton SE	1.000%	06/20/21	GSC	0.429%	EUR 1,958,000	(62,745)	(63,332)	587
Quest Diagnostics Inc	1.000%	06/20/21	GSC	0.573%	$2,531,000	(53,301)	(43,063)	(10,238)
Statoil ASA	1.000%	06/20/21	GSC	0.523%	EUR 10,863,000	(290,837)	(149,706)	(141,131)
Jaguar Land Rover Automotive PLC	5.000%	06/20/21	BNP	3.481%	3,774,000	(294,087)	(340,310)	46,223
Jaguar Land Rover Automotive PLC	5.000%	06/20/21	CSF	3.481%	710,000	(55,327)	(60,965)	5,638
HeidelbergCement Finance Luxembourg SA	5.000%	06/20/21	GSC	1.543%	4,000,000	(750,567)	(826,425)	75,858

						($7,658,838)	($5,222,421)	($2,436,417)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	BNP	0.575%	EUR 2,054,000	$44,221	$12,928	$31,293
Italy Government	1.000%	12/20/20	CIT	1.453%	$5,500,000	(104,329)	(104,458)	129

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen International Finance NV	1.000%	12/20/20	CIT	1.208%	EUR 4,158,000	($40,863)	($295,544)	$254,681
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	CSF	0.575%	5,993,000	129,022	64,393	64,629
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	GSC	0.575%	320,000	6,889	2,684	4,205
Italy Government	1.000%	12/20/20	GSC	1.453%	$6,109,000	(115,881)	(126,627)	10,746
Volkswagen International Finance NV	1.000%	12/20/20	GSC	1.208%	EUR 1,342,000	(13,188)	(83,288)	70,100
Volkswagen International Finance NV	1.000%	06/20/21	BNP	1.313%	4,450,000	(73,692)	(198,697)	125,005
Italy Government	1.000%	06/20/21	CIT	1.521%	$2,554,000	(61,500)	(37,300)	(24,200)
Italy Government	1.000%	06/20/21	CSF	1.521%	14,000,000	(337,116)	(190,997)	(146,119)
Italy Government	1.000%	06/20/21	GSC	1.521%	32,933,000	(793,018)	(385,514)	(407,504)

						($1,359,455)	($1,342,420)	($17,035)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia Ex Japan IG	1.000%	06/20/21	CIT	$35,200,000	$666,606	$745,834	($79,228)

			Exchange
CDX IG 26 5Y	1.000%	06/20/21	CME	162,418,211	(1,760,345)	(1,454,451)	(305,894)
iTraxx Europe	1.000%	06/20/21	ICE	EUR 198,239,000	(1,702,054)	(1,272,634)	(429,420)

					(3,462,399)	(2,727,085)	(735,314)

					($2,795,793)	($1,981,251)	($814,542)

					($11,814,086)	($8,546,092)	($3,267,994)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	LCH	0.488%	08/08/26	EUR 71,400,000	$873,123	$-	$873,123
6-Month EUR-LIBOR	LCH	0.631%	08/08/26	39,400,000	1,114,142	-	1,114,142

					$1,987,265	$-	$1,987,265

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	0.932%	09/01/18	$46,050,000	($158,339)	$-	($158,339)
3-Month USD-LIBOR	LCH	1.224%	09/01/21	12,150,000	(125,020)	-	(125,020)
3-Month USD-LIBOR	LCH	1.378%	09/01/21	43,320,000	(780,661)	-	(780,661)
6-Month EUR-LIBOR	LCH	0.010%	09/13/21	EUR 57,080,000	(289,541)	-	(289,541)
6-Month EUR-LIBOR	LCH	0.608%	08/26/26	34,710,000	(634,010)	-	(634,010)
3-Month USD-LIBOR	LCH	1.510%	09/20/26	$29,340,000	(280,966)	-	(280,966)
6-Month GBP-LIBOR	LCH	1.100%	06/29/66	GBP 12,850,000	(158,923)	-	(158,923)
6-Month GBP-LIBOR	LCH	1.141%	06/30/66	12,850,000	-	-	-

					($2,427,460)	$-	($2,427,460)

					($440,195)	$-	($440,195)

Total Return Swaps

Receive	Pay Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month EUR-LIBOR	iBoxx-EUR Liquid HY Index	BNP	09/20/16	EUR 5,200,000	($239,130)	$-	($239,130)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	09/20/16	23,600,000	(1,020,743)	-	(1,020,743)
3-Month USD-LIBOR	iBoxx-USD Liquid IG Index	GSC	09/20/16	$39,768,100	(2,208,640)	-	(2,208,640)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	BNP	12/20/16	EUR 5,190,000	(31,601)	-	(31,601)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	12/20/16	17,900,000	(626,104)	-	(626,104)

					($4,126,218)	$-	($4,126,218)

Total Swap Agreements					($16,380,499)	($8,546,092)	($7,834,407)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$181,990,099	$-	$181,990,099	$-
	U.S. Treasury Obligations	28,306,736	-	28,306,736	-
	Foreign Government Bonds & Notes	486,194,633	-	486,194,633	-
	Short-Term Investment	185,869,286	-	185,869,286	-
	Derivatives:
	Credit Contracts
	Purchased Options	433,605	-	433,605	-
	Swaps	1,729,435	-	1,729,435	-

	Total Credit Contracts	2,163,040	-	2,163,040	-

	Equity Contracts
	Purchased Options	348,893	348,893	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	23,217,550	-	23,217,550	-
	Interest Rate Contracts
	Futures	732,455	732,455	-	-
	Swaps	1,987,265	-	1,987,265	-

	Total Interest Rate Contracts	2,719,720	732,455	1,987,265	-

	Total Assets - Derivatives	28,449,203	1,081,348	27,367,855	-

	Total Assets	910,809,957	1,081,348	909,728,609	-

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(166,413)	-	(166,413)	-
	Swaps	(13,543,521)	-	(13,543,521)	-

	Total Credit Contracts	(13,709,934)	-	(13,709,934)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(8,150,703)	-	(8,150,703)	-
	Interest Rate Contracts
	Futures	(6,234,551)	(6,234,551)	-	-
	Swaps	(6,553,678)	-	(6,553,678)	-

	Total Interest Rate Contracts	(12,788,229)	(6,234,551)	(6,553,678)	-

	Total Liabilities - Derivatives	(34,648,866)	(6,234,551)	(28,414,315)	-

	Total Liabilities	(34,648,866)	(6,234,551)	(28,414,315)	-

	Total	$876,161,091	($5,153,203)	$881,314,294	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 22.9%

Germany - 5.8%

KFW
0.750% due 07/05/16 ~	$30,621,000	$30,628,839
0.750% due 03/17/17	36,500,000	36,512,045

		67,140,884

Multi-National - 17.1%

Asian Development Bank
0.750% due 01/11/17	40,000,000	40,029,480
European Investment Bank
1.750% due 03/15/17	35,000,000	35,252,770
3.125% due 12/15/16 ~	24,720,000	24,994,960
Inter-American Development Bank
0.625% due 09/12/16	35,000,000	35,016,170
International Bank for Reconstruction & Development
0.625% due 09/26/16	30,000,000	30,014,820
0.625% due 10/14/16	34,000,000	34,020,706

		199,328,906

Total Corporate Bonds & Notes (Cost $266,388,015)		266,469,790

U.S. TREASURY OBLIGATIONS - 4.3%

U.S. Treasury Notes - 4.3%

0.625% due 11/15/16 ‡	50,300,000	50,351,910

Total U.S. Treasury Obligations (Cost $50,302,805)		50,351,910

FOREIGN GOVERNMENT BONDS & NOTES - 15.3%

Canada - 4.1%

Canadian Government
1.500% due 02/01/17	CAD 60,700,000	47,249,167

France - 3.2%

France Government OAT
3.750% due 04/25/17 ~	EUR 32,690,000	37,548,530

Germany - 3.9%

Bundesrepublik Deutschland
4.000% due 07/04/16 ~	40,930,000	45,422,060

United Kingdom - 4.1%

United Kingdom Gilt
4.000% due 09/07/16 ~	GBP 35,120,000	47,070,237

Total Foreign Government Bonds & Notes (Cost $178,776,230)		177,289,994

	Principal Amount	Value
PURCHASED OPTIONS - 0.2%
(See Note (d) in Notes to Schedule of Investments) (Cost $13,631,280)		$2,896,253

SHORT-TERM INVESTMENTS - 57.6%

U.S. Treasury Bills - 11.2%

0.376% due 11/10/16	$45,000,000	44,959,095
0.411% due 08/18/16 ‡	45,000,000	44,986,905
0.427% due 02/02/17	40,000,000	39,918,920

		129,864,920

Repurchase Agreement - 46.4%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $539,423,629; collateralized by U.S. Treasury Notes: 1.625% - 1.875% due 06/30/20 and value $550,217,321)	539,423,180	539,423,180

Total Short-Term Investments (Cost $669,237,030)		669,288,100

TOTAL INVESTMENTS - 100.3% (Cost $1,178,335,360)		1,166,296,047

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,897,440)

NET ASSETS - 100.0%	$1,162,398,607

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	57.6%
Corporate Bonds & Notes	22.9%
Foreign Government Bonds & Notes	15.3%
U.S. Treasury Obligations	4.3%
Others (each less than 3.0%)	0.2%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	As of June 30, 2016, investments with a total aggregate values of $27,720,799 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	143,774,083	USD	104,679,457	08/16	ANZ	$2,425,050
AUD	65,091,394	USD	47,174,663	08/16	BRC	1,315,173
AUD	90,178,089	USD	65,231,223	08/16	RBC	1,946,947
AUD	76,969,080	USD	55,928,813	08/16	SCB	1,409,306
CAD	6,375,000	USD	4,977,708	07/16	CSF	(43,115)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	41,200,321	USD	32,390,648	08/16	ANZ	($496,670)
CAD	35,496,444	USD	27,167,115	08/16	ANZ	311,379
CAD	173,944,485	USD	133,021,692	08/16	BRC	1,632,149
CAD	181,855,438	USD	139,107,828	08/16	GSC	1,670,037
CAD	105,389,453	USD	82,776,099	08/16	RBC	(1,192,054)
CAD	203,174,390	USD	155,456,581	08/16	RBC	1,824,703
CAD	78,623,919	USD	60,107,732	08/16	SSB	756,587
CHF	8,455,000	USD	8,813,275	07/16	CSF	(149,854)
CHF	13,335,000	USD	13,820,860	07/16	GSC	(157,145)
CHF	111,246,961	USD	113,883,360	08/16	GSC	269,943
CHF	55,429,456	USD	56,858,830	08/16	RBC	18,729
CHF	108,158,341	USD	112,418,671	08/16	SCB	(1,434,678)
CLP	2,624,700,000	USD	3,835,038	07/16	CSF	127,212
COP	177,732,102,347	USD	57,588,369	07/16	MSC	3,136,034
EUR	51,960,000	USD	57,962,575	07/16	BRC	(282,138)
EUR	3,245,000	USD	3,658,316	07/16	CSF	(56,064)
EUR	26,175,000	USD	29,415,203	07/16	JPM	(358,517)
EUR	35,007,810	USD	39,037,559	08/16	ANZ	(143,538)
EUR	154,981,748	USD	173,210,272	08/16	BRC	(1,024,029)
EUR	149,817,577	USD	168,401,568	08/16	GSC	(1,952,768)
EUR	51,090,100	USD	56,208,919	08/16	GSC	552,683
EUR	39,110,792	USD	43,972,263	08/16	SCB	(519,790)
EUR	100,193,607	USD	112,300,000	08/16	SSB	(983,919)
GBP	2,295,000	USD	3,365,732	07/16	CSF	(310,362)
GBP	286,843,773	USD	418,208,780	08/16	BRC	(36,244,890)
GBP	277,069,984	USD	387,119,699	08/16	GSC	(18,170,680)
GBP	15,461,041	USD	22,113,781	08/16	SCB	(1,525,712)
INR	8,075,460,000	USD	118,870,391	07/16	GSC	546,386
JPY	13,130,900,000	USD	119,444,028	07/16	MSC	7,746,968
JPY	7,494,228,997	USD	68,124,090	08/16	ANZ	4,517,038
JPY	5,927,503,511	USD	55,830,910	08/16	BRC	1,624,039
JPY	2,184,932,700	USD	21,300,000	08/16	GSC	(121,574)
JPY	5,941,210,592	USD	56,209,300	08/16	GSC	1,378,510
JPY	12,288,177,621	USD	111,724,925	08/16	RBC	7,383,669
JPY	17,999,247,628	USD	163,648,120	08/16	SCB	10,817,545
JPY	8,957,042,168	USD	87,400,000	08/16	SEB	(579,909)
JPY	6,090,078,976	USD	54,983,171	08/16	SSB	4,047,612
KRW	6,791,000,000	USD	5,880,672	07/16	BRC	8,266
KRW	5,284,000,000	USD	4,588,000	07/16	JPM	(5,885)
MXN	3,356,640,780	USD	180,742,996	07/16	BRC	2,701,090
MXN	88,650,000	USD	4,681,361	07/16	JPM	163,458
NOK	2,498,784	USD	299,598	08/16	GSC	(1,024)
NOK	214,897,775	USD	26,500,000	08/16	SCB	(822,322)
NOK	696,353,504	USD	85,900,000	08/16	SEB	(2,694,200)
NZD	9,630,000	USD	6,946,889	07/16	CSF	(74,191)
NZD	5,580,000	USD	3,973,674	07/16	CSF	8,637
NZD	25,285,000	USD	17,627,961	07/16	GSC	417,333
NZD	29,556,931	USD	20,441,190	08/16	ANZ	628,768
NZD	453,070,014	USD	304,086,378	08/16	BRC	18,889,164
NZD	38,469,941	USD	26,056,499	08/16	GSC	1,367,188
NZD	49,537,219	USD	34,261,873	08/16	RBC	1,051,235
NZD	208,204,410	USD	140,292,855	08/16	SSB	8,127,764
RUB	1,977,448,503	USD	29,363,395	07/16	GSC	1,483,434
SEK	1,074,149,506	USD	129,599,637	08/16	GSC	(2,473,529)
SEK	453,150,246	USD	55,783,941	08/16	SCB	(2,153,393)
SEK	275,311,155	USD	34,013,807	08/16	SEB	(1,430,600)
SEK	929,268,422	USD	111,534,741	08/16	SSB	(1,555,378)
USD	55,996,206	AUD	75,378,000	08/16	ANZ	(156,638)
USD	183,196,546	AUD	253,502,429	08/16	GSC	(5,650,095)
USD	48,341,593	AUD	67,192,896	08/16	RBC	(1,713,757)
USD	112,300,000	AUD	157,263,090	08/16	SSB	(4,853,143)
USD	109,243,100	CAD	142,895,000	07/16	JPM	(1,365,306)
USD	47,174,663	CAD	61,703,421	08/16	BRC	(591,167)
USD	53,717,214	CAD	70,630,079	08/16	GSC	(958,917)
USD	22,342,998	CAD	28,697,502	08/16	GSC	127,697
USD	177,650,223	CAD	232,036,995	08/16	RBC	(1,974,171)
USD	33,866,324	CAD	43,450,020	08/16	RBC	230,811
USD	59,029,907	CAD	77,686,014	08/16	SCB	(1,108,362)
USD	107,995,282	CAD	141,605,250	08/16	SSB	(1,624,122)
USD	5,795,800	CHF	5,680,000	07/16	CSF	(24,215)
USD	6,102,001	CHF	5,950,000	07/16	CSF	5,330
USD	300,769,512	CHF	296,270,000	07/16	DUB	(2,803,701)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	405,761,756	CHF	399,225,042	08/16	BRC	($3,893,098)
USD	10,656,657	CHF	10,361,979	08/16	GSC	23,970
USD	42,455,113	CHF	41,772,860	08/16	RBC	(409,068)
USD	60,390,000	CLP	42,424,095,780	07/16	DUB	(3,653,460)
USD	62,346,936	EUR	55,300,000	07/16	BRC	958,789
USD	133,364,877	EUR	118,631,972	08/16	ANZ	1,563,591
USD	100,593,434	EUR	91,516,798	08/16	GSC	(1,082,627)
USD	101,062,200	EUR	89,947,400	08/16	GSC	1,129,756
USD	455,465,332	EUR	404,494,495	08/16	SCB	6,067,977
USD	85,900,000	EUR	75,407,102	08/16	SEB	2,121,970
USD	114,504,338	EUR	101,828,701	08/16	SSB	1,371,651
USD	4,248,190	GBP	3,165,000	07/16	CSF	34,574
USD	51,179,095	GBP	34,925,000	07/16	DUB	4,682,879
USD	109,548,731	GBP	75,442,000	08/16	ANZ	9,089,449
USD	340,835,568	GBP	233,353,466	08/16	BRC	30,099,880
USD	218,217,253	GBP	156,214,905	08/16	GSC	10,200,004
USD	56,880,206	GBP	42,751,000	08/16	RBC	(47,432)
USD	58,734,556	GBP	40,589,000	08/16	RBC	4,685,859
USD	55,928,813	GBP	38,568,722	08/16	SCB	4,570,336
USD	34,027,375	GBP	23,393,265	08/16	SEB	2,876,682
USD	139,724,366	GBP	96,272,284	08/16	SSB	11,527,279
USD	3,809,030	INR	257,300,000	07/16	JPM	4,178
USD	60,553,905	JPY	6,229,400,000	07/16	BRC	213,518
USD	62,305,308	JPY	6,481,700,000	07/16	CIB	(478,954)
USD	3,918,823	JPY	419,800,000	07/16	GSC	(147,523)
USD	185,276,085	JPY	19,663,287,327	08/16	ANZ	(5,319,021)
USD	10,853,108	JPY	1,112,450,127	08/16	GSC	70,194
USD	56,160,200	JPY	5,996,061,689	08/16	RBC	(1,959,279)
USD	41,546,353	JPY	4,312,407,576	08/16	SCB	(253,564)
USD	177,543,202	KRW	211,335,000,000	07/16	DUB	(5,719,734)
USD	5,356,792	MXN	98,560,000	07/16	BRC	(29,619)
USD	3,960,841	MXN	72,220,000	07/16	GSC	13,939
USD	51,194,181	NOK	427,776,016	08/16	BRC	80,134
USD	21,300,000	NOK	179,140,924	08/16	GSC	(105,168)
USD	34,512,943	NOK	287,972,691	08/16	GSC	103,698
USD	87,400,000	NOK	734,266,890	08/16	SEB	(335,990)
USD	238,132,684	NZD	353,785,000	07/16	BRC	(14,355,131)
USD	8,683,089	NZD	12,595,000	07/16	CIB	(305,658)
USD	55,823,903	NZD	79,470,400	08/16	ANZ	(827,375)
USD	274,883,263	NZD	409,208,972	08/16	BRC	(16,825,492)
USD	6,808,842	NZD	9,576,229	08/16	GSC	(17,669)
USD	4,567,760	SEK	38,652,492	08/16	GSC	(6,781)
USD	159,174,930	SEK	1,319,202,862	08/16	GSC	3,046,640
USD	56,209,322	SEK	478,130,826	08/16	SEB	(377,690)
USD	35,436,000	SEK	294,857,641	08/16	SEB	539,457
USD	3,914,896	ZAR	58,030,000	07/16	BRC	(18,067)
USD	4,121,125	ZAR	59,950,000	07/16	GSC	58,034
ZAR	960,030,700	USD	60,390,000	07/16	BRC	4,675,745

Total Forward Foreign Currency Contracts						$34,528,135

(d)	Purchased options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - AUD versus USD	$0.80	01/03/17	ANZ	AUD 78,400,000	$450,182	$431,455
Call - CAD versus USD	CAD 1.54	01/03/17	RBC	$243,000,000	2,023,461	330,966
Call - JPY versus USD	JPY 124.75	01/03/17	GSC	39,200,000	345,940	43,081
Call - CHF versus JPY	130.00	01/03/17	GSC	CHF 203,900,000	2,099,555	285,439

					4,919,138	1,090,941

Put - CHF versus NZD	CHF 0.57	01/03/17	GSC	NZD 392,000,000	6,882,105	1,036,985
Put - EUR versus USD	$0.98	01/03/17	BRC	EUR 35,900,000	470,208	132,468
Put - SEK versus USD	SEK 7.50	01/03/17	GSC	$86,300,000	653,032	163,970
Put - NOK versus USD	NOK 7.65	01/03/17	SEB	86,300,000	706,797	471,889

					8,712,142	1,805,312

Total Purchased Options					$13,631,280	$2,896,253

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$266,469,790	$-	$266,469,790	$-
	U.S. Treasury Obligations	50,351,910	-	50,351,910	-
	Foreign Government Bonds & Notes	177,289,994	-	177,289,994	-
	Short-Term Investments	669,288,100	-	669,288,100	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	190,478,057	-	190,478,057	-
	Purchased Options	2,896,253	-	2,896,253	-

	Total Foreign Currency Contracts	193,374,310	-	193,374,310	-

	Total Assets	1,356,774,104	-	1,356,774,104	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(155,949,922)	-	(155,949,922)	-

	Total Liabilities	(155,949,922)	-	(155,949,922)	-

	Total	$1,200,824,182	$-	$1,200,824,182	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 98.1%

Floating Rate Income Portfolio ‘P’ *	18,813	$202,370
Inflation Managed Portfolio ‘P’ *	6,622	76,910
Emerging Markets Debt Portfolio ‘P’ *	19,429	208,479
Emerging Markets Portfolio ‘P’ *	12,975	179,263
International Small-Cap Portfolio ‘P’ *	10,620	121,389
Real Estate Portfolio ‘P’ *	3,189	80,344
Absolute Return Portfolio ‘P’ *	30,031	281,958
Currency Strategies Portfolio ‘P’ *	47,249	542,045
Equity Long/Short Portfolio ‘P’ *	23,556	275,993
Global Absolute Return Portfolio ‘P’ *	53,177	587,239

Total Affiliated Mutual Funds (Cost $2,475,337)		2,555,990

TOTAL INVESTMENTS - 98.1% (Cost $2,475,337)		2,555,990

OTHER ASSETS & LIABILITIES, NET - 1.9%		48,935

NET ASSETS - 100.0%		$2,604,925

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	52.0%
Affiliated Equity Funds	46.1%

98.1%
Other Assets & Liabilities, Net	1.9%

100.0%

(b)	The Fund’s investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,555,990	$2,555,990	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 87.2%

Money Market Funds - 23.5%

BlackRock Liquidity Funds T-Fund Portfolio	136,481,326	$136,481,326
Dreyfus Treasury Cash Management	136,481,325	136,481,325

		272,962,651

	Principal Amount

U.S. Treasury Bills - 48.0%

0.355% due 10/20/16 ‡	$304,190,000	303,964,291
0.406% due 10/27/16	253,838,000	253,637,722

		557,602,013

Repurchase Agreement - 15.7%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $181,975,252; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $185,617,250)	181,975,100	181,975,100

Total Short-Term Investments (Cost $1,012,304,673)		1,012,539,764

TOTAL INVESTMENTS - 87.2% (Cost $1,012,304,673)		1,012,539,764

OTHER ASSETS & LIABILITIES, NET - 12.8%		148,658,077

NET ASSETS - 100.0%		$1,161,197,841

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	87.2%
Other Assets & Liabilities, Net	12.8%

100.0%

(b)	An equity position within a total return basket swap in note (f) with a value of $23,090 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	As of June 30, 2016, an investment with a value of $224,613,213 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(d)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (07/16)	135	$410,760
CAC 40 Index (07/16)	558	369,741
DAX Index (09/16)	85	272,388
FTSE 100 Index (09/16)	572	3,844,512
FTSE MIB Index (09/16)	71	25,875
Hang Seng Index (07/16)	64	404,968
IBEX 35 Index (07/16)	61	16,034
OMX Index (07/16)	529	308,470
S&P 500 E-Mini Index (09/16)	3,978	1,231,776
S&P/TSE 60 Index (09/16)	176	23,324
SGX MSCI Index (07/16)	136	128,384
SPI 200 Index (09/16)	198	177,264
TOPIX Index (09/16)	494	(4,132,642)

Total Futures Contracts		$3,080,854

(e)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	21,783,000	USD	15,672,437	09/16	CIT	$527,727
CAD	27,217,000	USD	20,885,515	09/16	CIT	184,436
CHF	1,660,217	USD	1,717,058	09/16	CIT	(9,299)
CHF	19,134,783	USD	19,431,146	09/16	CIT	251,584
DKK	30,063,000	USD	4,537,835	09/16	CIT	(39,199)
EUR	60,265,000	USD	67,591,308	09/16	CIT	(522,860)
GBP	30,030,000	USD	44,130,274	09/16	CIT	(4,123,175)
HKD	55,526,000	USD	7,158,351	09/16	CIT	5,569
ILS	6,533,000	USD	1,708,042	09/16	CIT	(12,231)
JPY	5,630,286,000	USD	51,262,754	09/16	CIT	3,403,104
NOK	11,677,000	USD	1,404,628	09/16	CIT	(9,531)
NZD	558,000	USD	374,014	09/16	CIT	22,837
SEK	52,104,000	USD	6,295,942	09/16	CIT	(116,702)
SGD	3,886,000	USD	2,820,193	09/16	CIT	62,194
USD	423,309	AUD	575,000	09/16	CIT	(4,323)
USD	125,191	CAD	160,000	09/16	CIT	1,328
USD	773,583	CHF	761,000	09/16	CIT	(9,209)
USD	514,514	CHF	495,000	09/16	CIT	5,339
USD	139,123	DKK	908,000	09/16	CIT	3,249
USD	987,523	EUR	867,000	09/16	CIT	22,646
USD	38,549	HKD	299,000	09/16	CIT	(28)
USD	1,883,861	JPY	201,589,000	09/16	CIT	(73,417)
USD	12,272	NOK	102,000	09/16	CIT	86
USD	206,637	SEK	1,673,000	09/16	CIT	8,229
USD	21,323	SGD	29,000	09/16	CIT	(187)

Total Forward Foreign Currency Contracts						($421,833)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(f)	Swap agreements outstanding as of June 30, 2016 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	12/22/20	$8,701,571

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	21,761	$1,002,163	$7,112
Marvell Technology Group Ltd	417,666	8,300,380	442,726
Teekay Corp	117,206	1,409,143	(43,346)

			406,492

Ireland

XL Group PLC	15,770	605,410	(80,112)

Switzerland

TE Connectivity Ltd	42,493	2,592,898	(166,123)

United Kingdom

Noble Corp PLC	131,231	1,109,052	(27,708)

United States

3M Co	54,622	12,381,343	1,434,920
Aaron’s Inc	50,177	1,425,699	(31,330)
Abbott Laboratories	45,718	8,683,810	(272,022)
Abercrombie & Fitch Co ‘A’	122,591	3,018,612	(835,266)
Accenture PLC ‘A’	25,585	5,907,814	256,618
AES Corp	19,037	212,612	24,970
Aetna Inc	28,412	14,619,898	377,027
Aflac Inc	81,748	12,705,341	962,991
AGCO Corp	32,731	1,599,085	83,464
Agilent Technologies Inc	141,732	8,608,943	507,401
Akamai Technologies Inc	70,610	5,446,527	269,820
Alaska Air Group Inc	3,192	1,260,780	(46,859)
Alkermes PLC	20,000	1,773,812	170,773
Alleghany Corp	4,586	2,196,098	324,276
Alliant Energy Corp	7,452	693,547	58,461
Allied World Assurance Co Holdings AG	33,958	1,147,176	46,109
Allscripts Healthcare Solutions Inc	147,645	1,880,797	(5,705)
Alphabet Inc ‘A’	3,278	9,826,654	(171,685)
Altria Group Inc	149,097	17,036,727	1,569,991
Amazon.com Inc	4,905	3,301,580	645,586
Amdocs Ltd	146,393	8,469,781	418,684
Ameren Corp	127,853	5,782,080	1,068,284
American Eagle Outfitters Inc	69,578	1,825,849	48,705
American Electric Power Co Inc	75,059	5,998,380	950,998
American Financial Group Inc	10,868	745,961	57,510
American International Group Inc	64,539	4,039,166	(257,507)
American Water Works Co Inc	39,785	2,668,905	693,326
Ameriprise Financial Inc	48,145	8,722,564	(734,211)
AmerisourceBergen Corp	45,935	16,061,240	(1,057,424)
Amgen Inc	12,677	13,716,223	(117,643)
Analog Devices Inc	18,592	1,040,349	12,702
ANSYS Inc	16,312	1,606,383	(9,950)
Anthem Inc	44,653	9,853,951	(349,388)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
AO Smith Corp	107,228	$7,993,710	$1,454,149
Applied Materials Inc	82,647	1,621,899	359,150
AptarGroup Inc	3,446	850,492	1,968
Archer-Daniels-Midland Co	126,958	5,977,844	1,091,839
Armstrong World Industries Inc	26,436	1,635,164	(88,392)
Arrow Electronics Inc	109,512	5,992,497	786,296
Assurant Inc	22,955	5,403,371	124,416
Assured Guaranty Ltd	229,262	8,407,729	13,756
Automatic Data Processing Inc	10,459	4,591,868	73,841
Avery Dennison Corp	79,733	5,402,317	557,725
Avnet Inc	166,962	8,292,926	(550,975)
Avon Products Inc	410,310	3,605,633	(102,578)
Axis Capital Holdings Ltd	69,142	3,781,652	21,158
Baxter International Inc	98,199	4,041,366	689,527
Becton Dickinson & Co	4,257	663,709	58,236
Bed Bath & Beyond Inc	37,549	1,941,659	(318,791)
Belden Inc	9,196	429,045	126,118
Bemis Co Inc	131,609	6,765,929	917,313
Best Buy Co Inc	156,343	8,028,269	125,074
Big Lots Inc	94,662	4,768,640	1,156,555
Bio-Rad Laboratories Inc ‘A’	4,217	718,443	24,478
Biogen Inc	14,815	13,082,296	(626,831)
Brinker International Inc	46,156	2,085,328	16,155
Broadridge Financial Solutions Inc	77,226	5,119,374	874,971
Brocade Communications Systems Inc	827,453	11,258,722	297,883
Bruker Corp	231,974	6,190,479	(893,952)
Brunswick Corp	99,846	4,921,925	183,468
Bunge Ltd	57,552	6,539,079	(257,048)
BWX Technologies Inc	175,559	5,459,117	820,628
CA Inc	148,630	4,235,955	643,568
Cabot Corp	26,635	1,279,305	(63,150)
Cadence Design Systems Inc	109,065	2,316,589	333,690
California Resources Corp	78,527	1,242,384	149,156
Capital One Financial Corp	56,733	9,674,383	(616,688)
Cardinal Health Inc	44,582	6,329,953	(443,591)
Carlisle Cos Inc	95,958	8,952,981	1,187,860
Carnival Corp	46,384	3,526,365	(288,869)
Carpenter Technology Corp	21,540	743,919	(34,607)
Carter’s Inc	64,554	7,281,355	1,107,747
CDW Corp	44,913	3,442,906	(117,223)
Centene Corp	3,633	7,024,945	34,550
CenterPoint Energy Inc	37,997	846,596	65,332
CenturyLink Inc	98,387	2,718,359	135,848
Cerner Corp	32,622	1,771,016	140,633
CH Robinson Worldwide Inc	24,253	1,752,104	48,681
Charles River Laboratories International Inc	66,193	5,194,291	262,660
Chico’s FAS Inc	149,593	1,622,232	(20,091)
Church & Dwight Co Inc	23,286	2,018,405	377,491
Cinemark Holdings Inc	9,604	338,555	11,606
Cintas Corp	49,609	4,490,607	377,524
Cisco Systems Inc	210,578	12,225,015	414,839
CIT Group Inc	58,837	3,258,428	(505,410)
Citigroup Inc	32,047	2,019,457	41,603
Citizens Financial Group Inc	19,967	434,599	(35,658)
Citrix Systems Inc	64,549	5,190,000	175,122

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp ‘A’	50,534	$2,962,115	($69,548)
Colgate-Palmolive Co	48,407	3,216,800	326,592
Comcast Corp ‘A’	23,153	3,297,343	180,246
Commerce Bancshares Inc	16,820	681,062	124,616
Commercial Metals Co	138,626	1,981,229	361,551
Community Health Systems Inc	244,306	8,072,780	(2,061,749)
Computer Sciences Corp	48,693	2,483,549	912,229
comScore Inc	22,548	650,927	(112,481)
ConAgra Foods Inc	32,395	1,471,279	77,526
ConocoPhillips	4,803	213,426	(4,015)
Consolidated Edison Inc	103,236	8,300,178	1,674,488
Convergys Corp	57,609	1,493,675	(53,450)
CoreLogic Inc	18,052	648,173	46,468
Corning Inc	102,974	6,232,132	246,108
CR Bard Inc	30,483	5,922,563	1,357,713
Cracker Barrel Old Country Store Inc	5,483	682,714	257,456
Crane Co	46,782	2,138,873	514,602
Cree Inc	16,744	411,287	(2,064)
Crown Holdings Inc	35,643	1,772,856	33,174
CSX Corp	162,487	5,747,649	60,111
Cummins Inc	34,848	6,333,877	922,775
Curtiss-Wright Corp	3,110	253,560	8,458
CVR Energy Inc	16,092	464,981	(215,555)
Dana Holding Corp	113,128	1,427,552	(232,921)
Danaher Corp	37,483	4,209,757	341,470
Darden Restaurants Inc	54,653	5,512,133	270,532
Dean Foods Co	214,690	3,744,556	139,186
Deckers Outdoor Corp	22,768	4,885,595	65,812
Delta Air Lines Inc	8,129	10,592,736	(85,621)
Deluxe Corp	19,405	1,091,179	196,731
Denbury Resources Inc	610,678	1,861,538	708,910
DENTSPLY SIRONA Inc	17,440	2,629,445	31,043
DeVry Education Group Inc	54,790	965,102	12,352
Diamond Offshore Drilling Inc	36,970	909,257	(9,777)
Dick’s Sporting Goods Inc	41,301	2,209,942	366,340
Dillard’s Inc ‘A’	39,844	2,626,998	(212,451)
Discover Financial Services	76,136	7,098,043	(22,079)
Dollar General Corp	11,609	4,026,629	260,738
Domino’s Pizza Inc	15,005	1,641,097	330,260
Domtar Corp	81,450	3,567,061	(167,787)
DR Horton Inc	126,927	3,425,052	570,610
Dr Pepper Snapple Group Inc	116,925	13,073,041	420,930
Dril-Quip Inc	30,110	1,751,356	135,703
DST Systems Inc	26,558	3,388,385	7,702
DSW Inc ‘A’	25,505	558,301	(18,105)
DTE Energy Co	48,434	6,664,632	928,480
Eaton Corp PLC	22,836	1,206,331	157,663
eBay Inc	359,581	12,997,108	(1,668,456)
Edison International	41,275	2,998,046	692,182
Edwards Lifesciences Corp	20,713	7,059,574	388,162
Electronic Arts Inc	13,968	5,922,518	64,812
Emerson Electric Co	83,365	5,573,205	596,893
Endo International PLC	45,745	689,026	24,139
Energen Corp	37,519	1,618,336	190,455
Energizer Holdings Inc	47,594	1,866,295	584,320
Ensco PLC ‘A’	104,447	966,191	47,989
Entergy Corp	41,824	2,811,828	590,555
EP Energy Corp ‘A’	284,716	811,509	730,155
Equifax Inc	28,060	9,995,334	426,512
Esterline Technologies Corp	59,011	3,722,539	(61,497)
Everest Re Group Ltd	1,550	273,971	9,168
Exelon Corp	132,421	5,074,978	942,356
Expedia Inc	14,393	7,677,996	(321,971)
Expeditors International of Washington Inc	29,142	1,349,566	79,558
Express Scripts Holding Co	24,223	2,133,704	132,575
F5 Networks Inc	26,409	4,767,305	460,199

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Facebook Inc ‘A’	23,456	$3,160,780	$74,517
FactSet Research Systems Inc	15,440	2,496,992	(4,667)
Fairchild Semiconductor International Inc	129,550	2,597,478	(25,910)
FedEx Corp	25,678	4,931,526	(20,891)
Fifth Third Bancorp	105,744	3,545,230	(284,980)
First Solar Inc	57,474	11,099,353	(467,022)
FirstEnergy Corp	87,832	2,937,444	128,771
Fiserv Inc	17,332	3,625,813	274,192
Flextronics International Ltd	274,413	5,008,686	215,414
Flowers Foods Inc	50,403	1,064,459	(119,403)
Fluor Corp	6,390	337,287	(22,388)
Foot Locker Inc	26,623	6,647,695	(243,600)
Fortinet Inc	46,966	1,344,623	139,033
Franklin Resources Inc	72,810	2,581,115	(151,445)
FTI Consulting Inc	47,251	1,752,825	169,346
GameStop Corp ‘A’	24,890	763,310	(101,734)
Gannett Co Inc	53,254	818,615	(83,177)
General Dynamics Corp	29,566	14,898,622	31,931
General Mills Inc	53,975	2,985,098	864,399
General Motors Co	249,078	19,770,190	(1,447,143)
Genpact Ltd	102,177	2,618,891	123,540
Gilead Sciences Inc	38,781	14,963,302	(488,551)
GNC Holdings Inc ‘A’	59,869	2,335,822	(270,079)
GoPro Inc ‘A’	162,325	1,839,114	(84,381)
Graham Holdings Co ‘B’	4,996	2,626,267	(32,224)
Graphic Packaging Holding Co	258,698	3,342,735	(98,662)
Great Plains Energy Inc	28,555	862,155	5,917
Groupon Inc ‘A’	1,096,268	4,843,973	491,828
Hasbro Inc	21,780	1,749,014	119,351
HCA Holdings Inc	44,022	7,276,647	540,150
HD Supply Holdings Inc	141,653	3,508,281	1,424,076
Herman Miller Inc	175,160	5,073,266	162,266
Hewlett Packard Enterprise Co	27,300	457,823	118,285
HollyFrontier Corp	107,364	9,914,160	(1,574,442)
Hologic Inc	79,878	2,821,571	(57,793)
Hormel Foods Corp	45,530	3,028,251	(143,192)
HP Inc	654,384	7,581,043	631,476
HSN Inc	31,042	1,443,498	75,387
Hubbell Inc	28,370	2,648,623	343,561
Huntington Ingalls Industries Inc	71,665	11,111,423	2,945,397
Huntsman Corp	224,528	2,970,708	880,390
IAC/InterActiveCorp	86,975	5,660,455	(454,010)
Illinois Tool Works Inc	24,907	2,305,143	289,170
Ingredion Inc	41,760	4,098,157	1,306,005
Integrated Device Technology Inc	135,476	8,092,732	(928,011)
Intel Corp	22,722	2,434,833	(47,944)
International Business Machines Corp	35,169	10,768,516	528,590
International Game Technology PLC	25,355	904,760	94,321
International Paper Co	46,472	9,743,114	216,560
Intersil Corp ‘A’	21,639	301,989	(8,997)
Intrexon Corp	71,127	2,205,853	(137,804)
Intuit Inc	19,269	5,468,682	264,756
Intuitive Surgical Inc	2,400	1,541,802	45,582
Invesco Ltd	101,101	3,349,588	(571,221)
Ionis Pharmaceuticals Inc	77,791	1,690,868	120,884
ITT Inc	49,388	1,706,250	(126,822)
j2 Global Inc	26,137	1,563,543	87,531
Jabil Circuit Inc	116,849	2,605,667	(447,466)
Jack Henry & Associates Inc	14,683	1,195,907	85,478
Jack in the Box Inc	29,050	2,438,469	384,170
Jacobs Engineering Group Inc	53,209	2,925,187	436,846
Jazz Pharmaceuticals PLC	5,984	752,152	93,447
JetBlue Airways Corp	113,035	3,276,435	(527,032)
John Wiley & Sons Inc ‘A’	45,781	1,999,167	389,686
Johnson & Johnson	61,428	8,335,247	1,084,818
Joy Global Inc	88,542	1,479,104	673,340

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co	20,656	$5,582,499	($85,516)
Juniper Networks Inc	136,003	3,709,778	(651,070)
KB Home	148,393	1,970,677	287,715
KBR Inc	14,410	208,968	(18,179)
Kellogg Co	9,532	692,749	85,539
Kennametal Inc	131,012	2,739,997	251,938
KeyCorp	27,519	310,946	(6,861)
Kimberly-Clark Corp	58,280	11,018,047	678,379
Kinder Morgan Inc	34,252	3,192,057	116,649
Kohl’s Corp	45,187	2,008,562	(295,071)
L Brands Inc	7,159	4,764,678	(210,833)
L-3 Communications Holdings Inc	44,161	5,401,312	1,282,435
Laboratory Corp of America Holdings	1,719	220,104	3,831
Lam Research Corp	43,994	3,333,961	364,175
Lancaster Colony Corp	18,377	1,916,688	428,401
Landstar System Inc	16,024	934,805	165,403
Lear Corp	45,734	6,995,099	(928,858)
Legg Mason Inc	27,779	2,476,335	(266,123)
Leggett & Platt Inc	14,525	1,285,589	113,731
Lennox International Inc	24,656	3,118,958	396,987
Liberty Interactive Corp QVC Group ‘A’	108,576	2,844,577	(90,003)
LifePoint Health Inc	14,249	1,504,379	(61,753)
Lincoln Electric Holdings Inc	41,502	2,091,701	360,237
Lincoln National Corp	85,026	10,007,456	(975,248)
LinkedIn Corp ‘A’	8,464	2,321,620	648,613
LivaNova PLC	9,726	510,136	(21,599)
Lowe’s Cos Inc	48,298	7,950,635	206,232
LyondellBasell Industries NV ‘A’	31,717	8,090,192	(420,885)
Macy’s Inc	118,166	4,671,852	(105,168)
Mallinckrodt PLC	39,172	3,230,906	(284,878)
Manhattan Associates Inc	24,753	1,571,396	16,014
ManpowerGroup Inc	106,581	12,549,037	(2,111,370)
Marathon Oil Corp	99,690	1,152,440	591,556
Marathon Petroleum Corp	86,097	4,166,570	(416,700)
Masco Corp	194,681	13,516,830	500,330
Maxim Integrated Products Inc	86,663	3,752,986	(164,660)
McDonald’s Corp	25,388	8,070,605	72,102
McKesson Corp	24,535	9,212,360	(82,683)
Mead Johnson Nutrition Co	23,039	3,216,686	384,781
Medtronic PLC	3,910	304,589	34,682
Mentor Graphics Corp	243,059	4,470,950	696,485
Merck & Co Inc	66,697	9,521,613	330,150
MetLife Inc	75,192	12,291,597	(574,467)
Michael Kors Holdings Ltd	72,055	3,115,916	724,153
Micron Technology Inc	244,771	7,113,199	351,774
Microsoft Corp	48,250	7,438,624	(218,573)
Molina Healthcare Inc	44,476	4,537,302	(432,831)
Mondelez International Inc ‘A’	81,908	6,500,204	94,194
Morgan Stanley	54,869	5,211,302	(351,162)
Morningstar Inc	5,495	427,572	21,809
Motorola Solutions Inc	8,560	645,706	(81,003)
MSC Industrial Direct Co Inc ‘A’	71,085	5,251,767	(236,009)
MSCI Inc	82,811	7,707,727	533,707
MSG Networks Inc ‘A’	85,232	2,015,138	(368,794)
Murphy USA Inc	50,700	3,668,651	593,190
Mylan NV	32,951	2,010,616	68,099
Nasdaq Inc	78,389	4,400,498	668,918
NCR Corp	22,352	2,106,010	48,504
NetApp Inc	70,174	4,448,845	(260,346)
NeuStar Inc ‘A’	58,778	1,458,861	(76,990)
News Corp ‘A’	107,370	1,249,681	(31,032)
NIKE Inc ‘B’	44,273	15,455,161	(438,745)
NiSource Inc	87,366	1,903,492	563,433
Norfolk Southern Corp	15,156	1,254,660	35,570
Northrop Grumman Corp	17,251	16,666,000	586,016
NOW Inc	52,309	912,852	36,033
Nu Skin Enterprises Inc ‘A’	159,944	5,950,634	1,681,104

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Nuance Communications Inc	184,726	$3,457,085	($569,817)
Nucor Corp	8,198	404,993	70
O’Reilly Automotive Inc	1,841	612,582	58,735
Oceaneering International Inc	72,669	2,577,436	(407,502)
Office Depot Inc	151,665	508,237	(6,226)
Oil States International Inc	7,490	548,160	45,463
Old Republic International Corp	40,974	738,323	52,066
Omnicom Group Inc	22,722	2,064,528	177,686
ON Semiconductor Corp	420,761	4,486,608	(63,973)
OneMain Holdings Inc	34,286	1,465,435	(63,878)
Oracle Corp	73,798	8,876,901	295,192
Orbital ATK Inc	9,024	1,701,753	(19,739)
Owens & Minor Inc	37,673	1,489,057	(80,841)
Owens Corning	195,532	11,665,010	907,268
Packaging Corp of America	13,380	1,350,287	186,349
Parker-Hannifin Corp	37,316	4,086,697	479,884
PBF Energy Inc ‘A’	34,299	1,364,563	(397,352)
PepsiCo Inc	134,131	28,540,868	769,912
Pfizer Inc	42,117	1,453,458	29,482
PG&E Corp	66,614	10,563,970	670,803
Philip Morris International Inc	31,341	2,791,856	396,150
Phillips 66	3,552	1,014,198	(950)
Pilgrim’s Pride Corp	20,977	470,669	63,825
Pinnacle Foods Inc	34,011	1,619,753	163,593
Pinnacle West Capital Corp	75,333	4,790,425	1,316,068
Pitney Bowes Inc	99,452	6,935,950	(200,893)
Plantronics Inc	65,376	2,595,092	281,452
Polycom Inc	163,110	3,225,933	(100,615)
Popular Inc	9,954	267,161	24,491
Prudential Financial Inc	16,274	1,188,580	(27,593)
PTC Inc	7,464	1,820,406	27,169
Public Service Enterprise Group Inc	341,153	16,741,418	2,899,800
PVH Corp	35,976	3,248,729	756,406
QEP Resources Inc	70,016	1,754,034	384,079
QUALCOMM Inc	72,055	3,403,285	456,701
Quanta Services Inc	166,776	3,679,725	848,873
Quest Diagnostics Inc	40,561	4,022,854	519,412
Quintiles Transnational Holdings Inc	101,172	7,357,155	(426,755)
Quorum Health Corp	11,618	—	124,429
Rackspace Hosting Inc	293,065	8,390,715	(38,055)
Ralph Lauren Corp ‘A’	23,199	5,275,347	(536,593)
Raytheon Co	32,245	9,925,579	273,438
Red Hat Inc	15,908	1,185,973	(31,052)
Regal Beloit Corp	40,399	2,590,263	(72,449)
Regions Financial Corp	248,198	3,084,322	(302,802)
Reinsurance Group of America Inc	47,184	4,622,260	493,545
Reliance Steel & Aluminum Co	45,911	2,747,533	783,023
Republic Services Inc	62,906	2,873,627	354,080
ResMed Inc	16,904	963,165	105,675
Robert Half International Inc	178,352	7,850,602	(1,044,689)
Rockwell Automation Inc	26,697	5,801,560	395,116
Ross Stores Inc	27,584	5,229,860	78,063
Rowan Cos PLC ‘A’	118,552	2,200,853	327,478
RR Donnelley & Sons Co	109,939	1,559,639	300,529
Sally Beauty Holdings Inc	38,872	1,145,330	(2,105)
SCANA Corp	50,420	3,423,850	390,927
Scripps Networks Interactive Inc ‘A’	4,414	286,551	(11,691)
Sealed Air Corp	33,664	2,477,962	(104,585)
SEI Investments Co	13,093	1,770,600	(57,085)
Service Corp International	18,541	478,729	22,620
Skechers U.S.A. Inc ‘A’	112,128	3,330,392	2,052
Skyworks Solutions Inc	3,559	2,358,271	(44,516)
Snap-on Inc	19,073	4,504,653	(240,892)
Sonoco Products Co	108,854	4,874,404	531,285
Southwestern Energy Co	19,268	233,495	8,896
Spirit AeroSystems Holdings Inc ‘A’	197,123	12,784,624	(1,072,349)
SPX Corp	97,101	880,460	561,490
SPX FLOW Inc	35,133	802,838	123,615

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Stanley Black & Decker Inc	37,083	$4,679,926	$136,465
Staples Inc	219,271	2,156,194	(130,770)
Starbucks Corp	12,588	1,084,835	(20,529)
Steel Dynamics Inc	83,335	2,644,136	624,179
SunTrust Banks Inc	63,339	4,450,607	(136,812)
SUPERVALU Inc	953,756	7,070,598	(1,305,619)
Symantec Corp	109,448	2,766,883	196,024
Synaptics Inc	32,350	2,746,958	(617,564)
Synchrony Financial	134,595	3,867,238	(464,676)
SYNNEX Corp	39,271	3,563,512	160,165
Synopsys Inc	69,575	3,146,264	616,352
Sysco Corp	66,486	2,820,976	552,523
T Rowe Price Group Inc	30,454	2,162,539	59,690
T-Mobile US Inc	17,427	701,336	52,730
Tableau Software Inc ‘A’	57,552	3,632,487	226,328
Talen Energy Corp	9,683	463,706	6,519
Target Corp	41,818	12,362,282	(104,963)
TCF Financial Corp	67,522	855,640	(1,486)
Tech Data Corp	72,135	4,805,551	377,348
TEGNA Inc	27,194	3,048,396	(76,959)
Telephone & Data Systems Inc	92,697	2,407,004	342,389
Teradata Corp	99,624	2,628,237	(130,664)
Teradyne Inc	227,878	4,698,844	(211,927)
Tesoro Corp	57,064	8,307,248	(1,413,989)
Texas Instruments Inc	16,312	2,284,151	99,830
Textron Inc	76,139	2,778,087	5,554
The Allstate Corp	103,720	11,350,280	786,198
The Boeing Co	5,702	749,207	(8,689)
The Boston Beer Co Inc ‘A’	8,695	1,434,218	52,888
The Cheesecake Factory Inc	40,674	1,930,208	27,838
The Clorox Co	44,494	5,843,842	313,683
The Coca-Cola Co	140,094	6,044,525	305,936
The Dow Chemical Co	24,304	3,752,570	(13,124)
The Dun & Bradstreet Corp	27,540	4,359,043	489,250
The Estee Lauder Cos Inc ‘A’	53,282	7,278,822	96,440
The Gap Inc	20,390	3,765,787	(81,152)
The Hartford Financial Services Group Inc	62,718	3,506,204	67,108
The Home Depot Inc	10,712	3,587,963	5,052
The Interpublic Group of Cos Inc	196,223	6,158,077	119,696
The Manitowoc Co Inc	56,324	329,621	(22,655)
The Michaels Cos Inc	15,674	452,356	(6,588)
The New York Times Co ‘A’	69,866	855,152	(9,774)
The PNC Financial Services Group Inc	31,654	5,771,705	(452,336)
The Priceline Group Inc	2,553	3,224,694	(1,278)
The Procter & Gamble Co	102,682	10,854,164	449,747
The Progressive Corp	86,084	2,709,924	173,890
The Sherwin-Williams Co	4,714	1,337,842	46,518
The Timken Co	55,149	1,609,574	81,294
The TJX Cos Inc	25,455	7,560,610	167,494
The Travelers Cos Inc	49,647	12,331,252	286,463
The Western Union Co	110,613	4,450,933	116,144
Thor Industries Inc	53,022	2,880,817	551,827
Time Inc	39,362	548,451	99,447
Time Warner Inc	20,012	1,523,276	172,627
Torchmark Corp	5,585	1,625,811	26,976
Total System Services Inc	60,696	2,893,152	385,040
Transocean Ltd	200,973	1,982,406	407,163
Trimble Navigation Ltd	24,311	621,837	(29,621)
Trinity Industries Inc	94,804	2,521,267	(364,440)
TripAdvisor Inc	10,474	652,039	21,439
Triumph Group Inc	27,257	1,756,932	3,590
Tupperware Brands Corp	6,418	356,777	4,428
Tyson Foods Inc ‘A’	113,472	6,482,662	1,096,133
Union Pacific Corp	17,179	1,328,452	170,416
United Continental Holdings Inc	91,893	4,170,259	(398,971)
United Natural Foods Inc	58,233	2,098,468	626,837
United Parcel Service Inc ‘B’	3,195	1,934,653	8,795

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Therapeutics Corp	71,302	$13,669,268	($3,053,156)
UnitedHealth Group Inc	13,934	11,380,741	306,269
Universal Health Services Inc ‘B’	25,134	4,499,998	451,909
Unum Group	95,990	5,399,438	(122,867)
Urban Outfitters Inc	137,533	3,566,848	215,309
US Bancorp	35,512	4,179,804	(124,292)
Valero Energy Corp	91,599	13,535,446	(1,740,553)
Validus Holdings Ltd	54,284	2,502,421	135,238
Vantiv Inc ‘A’	7,936	436,010	13,168
Varian Medical Systems Inc	28,601	2,379,859	108,112
VCA Inc	17,752	1,051,174	246,398
Vectren Corp	32,230	1,493,443	323,896
VeriFone Systems Inc	26,159	742,721	(257,733)
VeriSign Inc	11,211	4,849,584	(15,583)
Verizon Communications Inc	38,206	1,817,606	315,817
Viacom Inc ‘B’	72,396	6,239,091	124,958
Viavi Solutions Inc	78,134	535,315	(17,286)
Vishay Intertechnology Inc	156,903	1,865,441	78,588
VMware Inc ‘A’	38,909	2,219,912	6,461
Voya Financial Inc	21,181	5,538,254	(253,113)
VWR Corp	87,687	2,478,938	55,217
Waddell & Reed Financial Inc ‘A’	117,896	2,706,487	(676,318)
Wal-Mart Stores Inc	71,278	11,013,276	1,000,743
Waste Management Inc	77,008	4,102,986	1,000,334
Waters Corp	20,976	2,753,501	196,773
Watsco Inc	18,359	2,438,131	144,797
WellCare Health Plans Inc	50,191	4,607,132	777,359
Wells Fargo & Co	36,309	2,501,088	(57,978)
Werner Enterprises Inc	72,192	1,762,677	(104,426)
WESCO International Inc	16,801	1,325,699	180,385
Western Digital Corp	64,775	8,268,718	(786,369)
Western Refining Inc	80,190	6,047,496	(1,217,186)
Westlake Chemical Corp	48,304	2,437,264	(364,056)
Whirlpool Corp	9,246	1,984,464	181,314
Whiting Petroleum Corp	27,618	1,103,110	71,320
World Fuel Services Corp	91,004	3,482,088	839,692
Worthington Industries Inc	17,658	636,503	110,430
WR Berkley Corp	8,460	454,217	52,706
Wyndham Worldwide Corp	6,152	2,352,533	(6,398)
Xcel Energy Inc	51,708	2,183,090	433,313
Xerox Corp	463,966	6,843,512	(324,776)
Xilinx Inc	55,308	6,455,903	(53,649)
Xylem Inc	27,847	1,097,195	146,174
Yelp Inc ‘A’	53,043	1,383,918	486,439
Yum! Brands Inc	51,076	3,669,746	565,476
Zynga Inc ‘A’	847,223	2,201,114	(91,529)

			54,421,730

Total Long Positions			54,554,279

Short Positions:

Bermuda

Arch Capital Group Ltd	18,987	1,327,761	(39,303)
Golar LNG Ltd	96,009	2,056,470	(95,573)

			(134,876)

Canada

Waste Connections Inc	40,762	2,251,285	(685,617)

Singapore

Broadcom Ltd	21,795	3,150,711	(236,232)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Kingdom

Delphi Automotive PLC	76,288	$7,380,882	$390,141
Liberty Global PLC ‘A’	89,004	3,886,668	598,295
Liberty Global PLC LiLAC ‘A’	11,105	—	(358,247)
Pentair PLC	66,595	5,378,049	(760,507)

			(130,318)

United States

3D Systems Corp	169,478	2,732,067	(440,218)
AbbVie Inc	23,688	1,391,353	(75,171)
Acadia Healthcare Co Inc	154,612	9,269,694	704,189
ACI Worldwide Inc	19,103	373,931	1,231
Activision Blizzard Inc	5,669	216,210	(8,452)
Acuity Brands Inc	17,176	4,171,736	(87,225)
Acxiom Corp	43,961	961,427	(5,275)
Adobe Systems Inc	2,819	777,904	(4,482)
Advance Auto Parts Inc	19,963	4,617,816	(170,883)
Advanced Micro Devices Inc	315,850	915,763	(970,936)
AECOM	169,982	7,009,759	(442,925)
Agios Pharmaceuticals Inc	26,989	2,238,028	(102,772)
Air Lease Corp	136,031	3,906,514	263,604
Air Products & Chemicals Inc	18,382	2,959,302	(214,702)
Akorn Inc	168,420	13,049,021	811,550
Albemarle Corp	45,517	7,155,020	(1,220,068)
Alcoa Inc	291,938	3,597,672	(644,382)
Alexion Pharmaceuticals Inc	39,777	15,600,786	2,745,806
Align Technology Inc	12,013	6,969,122	(189,565)
Allegheny Technologies Inc	95,899	1,747,825	(291,327)
Allegion PLC	45,294	2,804,357	(340,405)
Allergan PLC	6,448	1,404,983	(85,085)
Alliance Data Systems Corp	7,766	17,048,449	568,005
Allison Transmission Holdings Inc	12,546	316,622	(37,551)
Ally Financial Inc	191,971	4,201,849	(14,869)
Alnylam Pharmaceuticals Inc	75,443	7,616,300	1,206,774
AMC Networks Inc ‘A’	7,333	707,498	126,095
AMERCO	3,327	1,158,597	(87,531)
American Airlines Group Inc	52,224	1,702,762	224,301
AMETEK Inc	100,048	6,207,088	732,351
Amphenol Corp ‘A’	93,584	7,474,530	(430,486)
Amsurg Corp	9,760	699,370	(57,421)
AmTrust Financial Services Inc	65,955	1,682,440	66,543
Anadarko Petroleum Corp	29,443	3,291,708	(191,968)
Aon PLC	37,840	7,104,842	(603,926)
Apache Corp	72,959	5,617,302	(928,038)
Apple Inc	18,733	1,783,605	(7,270)
Aqua America Inc	90,751	2,773,226	(462,955)
Arista Networks Inc	41,295	2,945,711	272,744
ARRIS International PLC	282,996	13,402,539	1,959,234
Arthur J Gallagher & Co	35,586	1,657,744	(225,615)
Artisan Partners Asset Management Inc ‘A’	30,247	955,913	118,676
Ascena Retail Group Inc	226,387	1,992,354	68,615
Ashland Inc	11,761	1,151,426	(198,384)
AT&T Inc	51,585	6,221,977	(473,550)
athenahealth Inc	8,185	1,717,290	87,779
Atmos Energy Corp	10,007	636,288	(177,481)
Autodesk Inc	50,369	3,565,386	90,395
AutoNation Inc	71,040	3,492,678	155,219
Avangrid Inc	5,983	243,149	(32,428)
Avis Budget Group Inc	233,593	13,223,484	(75,501)
Axalta Coating Systems Ltd	44,297	1,156,157	(19,042)
B/E Aerospace Inc	41,281	3,395,892	(180,192)
Baker Hughes Inc	58,743	2,751,979	100,907
Ball Corp	155,669	10,940,425	(312,887)
Bank of America Corp	48,335	1,849,405	194,790
Bank of Hawaii Corp	18,122	1,163,187	(83,607)
Bank of the Ozarks Inc	59,939	2,435,256	186,345

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
BankUnited Inc	59,671	$2,171,941	$338,848
BB&T Corp	51,355	1,727,905	(100,847)
Bio-Techne Corp	59,548	5,274,878	(1,440,350)
BioMarin Pharmaceutical Inc	46,734	4,800,129	214,463
Black Hills Corp	56,655	3,315,451	(496,097)
Black Knight Financial Services Inc ‘A’	64,239	2,287,705	(456,395)
BlackRock Inc	5,974	1,816,690	(229,584)
BorgWarner Inc	235,167	10,340,225	2,573,861
Boston Scientific Corp	86,840	1,939,572	(473,045)
Bristol-Myers Squibb Co	83,017	5,327,296	(873,418)
Brookdale Senior Living Inc	443,261	8,076,215	1,232,266
Brown & Brown Inc	35,601	1,105,997	(227,972)
Brown-Forman Corp ‘B’	63,042	6,812,719	109,063
Buffalo Wild Wings Inc	3,384	941,125	45,669
Cabela’s Inc	103,462	6,593,425	(427,612)
Cable One Inc	2,261	945,081	(211,217)
Cabot Oil & Gas Corp	110,467	4,119,019	(1,147,752)
CalAtlantic Group Inc	133,830	4,430,499	(592,790)
Calpine Corp	236,651	3,673,972	(103,230)
Campbell Soup Co	14,499	2,019,958	(194,142)
CarMax Inc	129,599	10,099,948	1,052,344
Casey’s General Stores Inc	3,419	395,745	(53,888)
Catalent Inc	99,464	2,523,319	236,642
Caterpillar Inc	36,610	2,325,162	(450,242)
CBOE Holdings Inc	45,876	2,967,477	(88,783)
CBS Corp ‘B’	5,686	306,769	(2,777)
CDK Global Inc	88,130	5,836,826	(655,687)
CEB Inc	3,689	(217,324)	(10,213)
Celgene Corp	15,010	3,082,732	44,558
CF Industries Holdings Inc	87,977	3,033,772	696,431
Cheniere Energy Inc	102,969	6,054,198	(111,904)
Chesapeake Energy Corp	217,601	887,706	(43,626)
Chevron Corp	22,055	5,106,003	(315,166)
Chicago Bridge & Iron Co NV	73,325	3,199,124	(16,639)
Chipotle Mexican Grill Inc	9,512	5,564,437	1,447,061
Ciena Corp	196,975	4,781,711	113,235
Cimarex Energy Co	25,049	5,437,841	(590,655)
Cincinnati Financial Corp	19,296	1,212,991	(232,086)
CME Group Inc ‘A’	35,542	3,797,280	(86,367)
CMS Energy Corp	126,113	5,205,537	(1,187,034)
CNO Financial Group Inc	120,145	1,973,402	(124,330)
Coach Inc	26,878	1,050,180	(44,829)
Cobalt International Energy Inc	139,114	405,872	219,459
Cognex Corp	81,376	3,089,853	(570,221)
Colfax Corp	27,754	568,998	(176,784)
Comerica Inc	42,714	1,807,229	50,403
CommScope Holding Co Inc	259,075	6,214,150	(1,877,043)
CommVault Systems Inc	11,121	390,028	(90,288)
Compass Minerals International Inc	52,346	3,684,015	(199,535)
Concho Resources Inc	39,763	5,052,081	(946,359)
CONSOL Energy Inc	21,428	293,746	(51,030)
Constellation Brands Inc ‘A’	11,325	10,132,789	(288,204)
Copart Inc	47,900	1,962,476	(436,302)
Core Laboratories NV	24,879	9,004,013	(481,628)
CoStar Group Inc	22,147	4,539,407	(303,256)
Costco Wholesale Corp	28,701	5,825,325	(33,039)
Covanta Holding Corp	400,980	6,103,692	(492,429)
CST Brands Inc	63,011	2,450,125	(264,389)
Cullen/Frost Bankers Inc	37,665	2,268,622	(131,768)
CVS Health Corp	28,832	2,926,317	165,941
Cypress Semiconductor Corp	427,922	6,262,038	(642,017)
DaVita HealthCare Partners Inc	27,380	7,408,936	(251,896)
Deere & Co	47,866	3,639,834	(239,226)
Devon Energy Corp	15,643	445,685	(121,374)
DexCom Inc	56,560	4,352,688	(134,217)
Diebold Inc	160,218	4,393,702	415,489
Discovery Communications Inc ‘A’	51,607	6,727,985	64,509
DISH Network Corp ‘A’	29,405	3,700,964	115,823

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Dolby Laboratories Inc ‘A’	6,356	$840,186	($107,807)
Dollar Tree Inc	83,795	21,164,415	(1,479,820)
Dominion Resources Inc	191,263	26,354,513	(1,987,223)
Donaldson Co Inc	47,895	1,351,548	(294,124)
Dover Corp	19,020	2,407,474	(253,242)
DreamWorks Animation SKG Inc ‘A’	33,397	796,203	(568,732)
Duke Energy Corp	11,554	818,435	(172,783)
Dunkin’ Brands Group Inc	60,860	2,591,152	(63,561)
E*TRADE Financial Corp	48,036	6,990,899	310,313
Eagle Materials Inc	31,971	4,167,081	(673,363)
East West Bancorp Inc	22,639	957,403	183,602
Eastman Chemical Co	28,706	2,956,817	(65,729)
Ecolab Inc	36,344	8,250,753	(119,935)
Eli Lilly & Co	22,346	1,591,276	(168,472)
Envision Healthcare Holdings Inc	191,784	10,760,021	(587,502)
EOG Resources Inc	53,920	3,983,520	(815,976)
EQT Corp	11,978	2,828,089	(355,507)
Eversource Energy	62,980	7,408,116	(524,691)
Exxon Mobil Corp	34,304	7,639,222	(541,317)
Fastenal Co	35,338	1,609,444	40,790
Federated Investors Inc ‘B’	31,416	811,674	(92,478)
FEI Co	22,980	3,910,668	(600,098)
Fidelity National Information Services Inc	53,759	3,310,996	(649,968)
FireEye Inc	60,109	1,078,779	88,784
First Data Corp ‘A’	417,022	4,659,397	42,964
First Horizon National Corp	136,126	1,959,671	83,855
First Republic Bank	61,096	4,070,930	(323,319)
FleetCor Technologies Inc	19,080	9,627,759	(6,487)
Flowserve Corp	25,874	1,277,693	(200,773)
FMC Corp	99,242	5,009,657	(906,597)
FNF Group	128,661	4,223,621	(601,166)
Ford Motor Co	83,432	2,941,836	28,715
Fortune Brands Home & Security Inc	42,582	2,546,627	(243,703)
Frank’s International NV	36,215	543,375	14,274
Freeport-McMoRan Inc	145,304	1,461,502	(157,184)
Frontier Communications Corp	238,765	1,513,371	(153,784)
Garmin Ltd	36,876	1,518,954	(54,660)
GATX Corp	64,062	2,724,597	(92,209)
General Electric Co	229,164	7,000,960	(213,123)
Genesee & Wyoming Inc ‘A’	71,532	4,646,212	(507,269)
Gentex Corp	263,887	4,086,707	9,653
Genworth Financial Inc ‘A’	420,675	2,823,117	381,981
Global Payments Inc	7,756	2,055,172	(55,843)
GoDaddy Inc ‘A’	7,221	218,093	(7,130)
Graco Inc	6,056	390,226	(88,137)
Granite Construction Inc	30,444	1,289,801	(96,923)
Greif Inc ‘A’	33,077	1,063,058	(335,861)
Halliburton Co	134,473	9,644,810	(1,493,995)
Halyard Health Inc	25,058	730,840	(84,046)
Hancock Holding Co	49,183	1,184,327	(99,842)
Hanesbrands Inc	112,266	3,259,257	438,013
Harley-Davidson Inc	128,887	8,216,016	(24,648)
Harman International Industries Inc	44,262	3,867,837	688,940
Harris Corp	55,620	4,525,151	(115,782)
Helmerich & Payne Inc	46,541	3,523,540	(713,474)
Henry Schein Inc	26,450	4,105,040	(571,320)
Hertz Global Holdings Inc	125,422	1,454,321	(176,717)
Hexcel Corp	147,031	8,338,171	639,585
Hilton Worldwide Holdings Inc	79,702	1,692,083	(103,603)
Honeywell International Inc	11,244	1,645,963	(157,528)
Huntington Bancshares Inc	233,139	2,592,506	508,243
IDEX Corp	11,657	850,741	(106,299)
IDEXX Laboratories Inc	51,938	11,424,467	(1,196,132)
Illumina Inc	60,745	20,581,300	2,482,648
Incyte Corp	30,855	2,514,804	(352,214)
Ingersoll-Rand PLC	3,330	282,561	(44,600)
Ingevity Corp	1	—	(34)
Intercontinental Exchange Inc	10,828	2,748,382	(23,153)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
International Flavors & Fragrances Inc	15,682	$1,811,224	($165,805)
IPG Photonics Corp	26,613	2,927,098	269,324
Janus Capital Group Inc	55,722	(826,192)	50,541
JB Hunt Transport Services Inc	47,844	4,355,381	(399,497)
JC Penney Co Inc	249,251	1,954,893	(258,456)
Johnson Controls Inc	113,795	4,648,979	(407,927)
Juno Therapeutics Inc	7,630	317,064	23,766
Kansas City Southern	52,176	13,445,369	(1,035,352)
KAR Auction Services Inc	17,084	665,789	(47,297)
Kate Spade & Co	15,584	3,581,461	(40,207)
Keysight Technologies Inc	15,477	417,053	(33,173)
Kirby Corp	29,624	2,359,338	(93,768)
KLX Inc	80,972	4,359,853	39,676
Knowles Corp	209,977	2,665,391	(207,094)
Kosmos Energy Ltd	315,640	1,612,610	(107,628)
Laredo Petroleum Inc	57,992	645,512	37,756
Las Vegas Sands Corp	12,111	5,310,262	(20,225)
LendingClub Corp	189,845	2,040,452	500,413
Lennar Corp ‘A’	132,170	6,981,426	334,606
Leucadia National Corp	88,661	3,125,503	(72,661)
Level 3 Communications Inc	17,654	21,176,201	10,945
Liberty Broadband Corp ‘C’	63,330	3,354,863	(444,937)
Linear Technology Corp	10,174	721,595	(32,862)
Lions Gate Entertainment Corp	161,763	4,507,755	1,235,290
Live Nation Entertainment Inc	94,712	2,332,032	106,300
LKQ Corp	12,384	399,455	6,882
Lockheed Martin Corp	25,330	5,544,904	(741,243)
Loews Corp	210,640	11,995,045	(889,374)
Louisiana-Pacific Corp	340,306	9,905,648	(139,525)
lululemon athletica Inc	22,959	1,193,471	(502,281)
Lumentum Holdings Inc	8,610	208,814	452
M&T Bank Corp	31,344	(6,204,443)	204,049
Macquarie Infrastructure Corp	87,322	5,421,343	(1,044,851)
Manitowoc Foodservice Inc	93,191	1,282,121	(663,098)
Markel Corp	1,069	935,770	(82,752)
MarketAxess Holdings Inc	30,859	3,530,390	(956,509)
Marsh & McLennan Cos Inc	92,380	,468,560	(1,171,378)
Martin Marietta Materials Inc	17,911	10,014,210	(882,296)
MasterCard Inc ‘A’	36,148	5,048,745	407,388
Mattel Inc	147,805	11,729,986	(656,254)
MAXIMUS Inc	62,968	3,266,044	(220,494)
MDC Holdings Inc	38,763	1,259,609	(39,417)
MDU Resources Group Inc	392,930	7,733,926	(2,816,083)
MEDNAX Inc	53,227	3,793,917	(61,314)
Memorial Resource Development Corp	47,218	1,153,995	(52,481)
Mercury General Corp	13,874	712,006	(25,536)
Mettler-Toledo International Inc	1,671	776,024	(54,909)
MGM Resorts International	43,779	9,108,957	(51,659)
Microchip Technology Inc	65,985	3,057,351	(387,481)
Microsemi Corp	60,079	2,022,266	58,884
Mohawk Industries Inc	15,356	(2,968,732)	54,778
Molson Coors Brewing Co ‘B’	59,744	5,668,992	(609,767)
Monster Beverage Corp	55,493	16,695,286	(649,304)
Moody’s Corp	31,877	2,979,801	(7,392)
Murphy Oil Corp	9,437	409,873	(120,880)
Nabors Industries Ltd	121,312	1,265,781	46,596
National Fuel Gas Co	57,362	6,094,492	(903,493)
National Instruments Corp	55,963	1,581,676	48,290
National Oilwell Varco Inc	51,580	2,109,671	(36,163)
Navient Corp	16,639	214,590	15,754
Netflix Inc	20,192	3,054,969	487,323
NetScout Systems Inc	288,121	6,521,125	110,433
NetSuite Inc	63,430	9,643,204	514,744
Newell Brands Inc	129,078	5,876,616	(639,616)
Newfield Exploration Co	54,641	1,670,467	(1,040,419)
NewMarket Corp	1,782	625,904	(112,521)
NextEra Energy Inc	29,655	3,066,624	(800,388)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Nielsen Holdings PLC	129,268	$11,611,571	($739,413)
Noble Energy Inc	54,867	3,259,775	(255,130)
Nordson Corp	16,722	1,015,671	(382,455)
Northern Trust Corp	33,702	2,646,049	192,438
NorthStar Asset Management Group Inc	302,577	3,401,367	312,056
Norwegian Cruise Line Holdings Ltd	60,674	3,338,723	921,471
NRG Energy Inc	289,289	5,810,093	(1,405,407)
NVIDIA Corp	25,017	1,176,892	(120,770)
NVR Inc	173	446,577	(21,859)
Occidental Petroleum Corp	57,402	6,120,570	(852,230)
OGE Energy Corp	125,043	4,658,413	(931,095)
Old Dominion Freight Line Inc	18,802	1,189,927	55,979
Olin Corp	149,677	2,077,469	(1,640,507)
ONE Gas Inc	3,414	321,812	(49,446)
ONEOK Inc	77,791	3,274,314	(2,089,300)
OPKO Health Inc	35,589	334,714	2,312
Oshkosh Corp	34,425	2,056,493	(384,938)
Owens-Illinois Inc	114,419	1,800,053	(283,223)
PACCAR Inc	30,567	1,388,964	(196,546)
PacWest Bancorp	48,353	2,782,516	209,852
Palo Alto Networks Inc	48,275	11,128,948	2,520,401
Pandora Media Inc	595,123	7,030,251	(379,031)
Panera Bread Co ‘A’	1,759	340,103	(32,700)
PAREXEL International Corp	34,988	2,123,525	(76,521)
Patterson Cos Inc	51,679	2,326,421	(148,486)
Patterson-UTI Energy Inc	168,341	4,507,724	(1,147,745)
Paychex Inc	11,507	614,372	(70,295)
PayPal Holdings Inc	76,210	2,829,875	(112,945)
Penske Automotive Group Inc	49,524	1,849,272	291,246
People’s United Financial Inc	186,109	3,026,132	297,774
Perrigo Co PLC	48,772	7,891,105	2,167,083
Platform Specialty Products Corp	245,565	6,126,990	350,473
Polaris Industries Inc	5,371	3,094,619	17,456
PolyOne Corp	18,621	751,208	(133,746)
Post Holdings Inc	6,811	7,055,767	(140,783)
PPG Industries Inc	2,886	1,884,538	(17,056)
PPL Corp	82,896	3,661,189	(317,492)
Praxair Inc	36,393	5,928,501	(344,642)
Premier Inc ‘A’	93,353	3,135,193	82,550
Prestige Brands Holdings Inc	15,542	843,371	(17,656)
Primerica Inc	38,765	1,702,650	(516,259)
Principal Financial Group Inc	12,833	580,437	52,872
Prosperity Bancshares Inc	26,488	1,247,936	(102,687)
PulteGroup Inc	99,306	2,082,277	(291,589)
QIAGEN NV	114,281	3,292,563	581,534
Qorvo Inc	8,579	2,374,427	(43,856)
Range Resources Corp	24,664	994,641	(69,364)
Regeneron Pharmaceuticals Inc	3,382	13,195,924	137,388
Restoration Hardware Holdings Inc	71,040	2,045,806	8,379
Rice Energy Inc	11,525	534,927	(83,029)
Rockwell Collins Inc	59,609	5,268,759	193,649
Rollins Inc	19,800	537,785	(41,761)
Roper Technologies Inc	37,189	8,635,403	522,134
Royal Caribbean Cruises Ltd	14,847	2,459,047	397,900
RPC Inc	74,536	1,514,874	(253,071)
RPM International Inc	19,294	1,802,829	(121,166)
Ryder System Inc	36,383	2,382,982	(103,296)
S&P Global Inc	2,187	235,518	941
Sabre Corp	15,442	1,300,643	(11,840)
salesforce.com Inc	25,166	4,660,311	(24,663)
Santander Consumer USA Holdings Inc	21,043	235,031	17,657
SBA Communications Corp ‘A’	74,349	14,153,016	(515,239)
Schlumberger Ltd	52,540	6,072,181	(571,391)
Seagate Technology PLC	79,620	3,224,737	596,643
Seattle Genetics Inc	107,480	5,837,322	(202,131)
Sempra Energy	48,366	10,187,683	(873,974)
Sensata Technologies Holding NV	88,269	17,044,802	862,388

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
ServiceMaster Global Holdings Inc	45,359	$1,784,626	($49,977)
ServiceNow Inc	38,131	6,916,584	795,794
Signature Bank	18,178	,586,546	541,341
Signet Jewelers Ltd	20,816	3,361,961	567,999
Silgan Holdings Inc	30,742	1,660,019	33,350
Sirius XM Holdings Inc	426,334	6,847,133	29,843
Six Flags Entertainment Corp	13,424	715,469	(62,452)
SLM Corp	293,365	1,896,346	83,350
Snyder’s-Lance Inc	43,411	1,360,617	(110,582)
Sotheby’s	98,135	5,569,317	102,746
Spectra Energy Corp	101,529	6,393,149	(1,389,932)
Spectrum Brands Holdings Inc	56,832	8,960,917	(1,153,118)
Spirit Airlines Inc	144,589	6,299,240	(188,468)
Splunk Inc	77,587	7,486,999	(243,939)
Sprouts Farmers Market Inc	146,414	17,135,307	408,495
SS&C Technologies Holdings Inc	180,780	5,357,454	281,152
Stericycle Inc	79,254	9,751,479	1,152,353
STERIS PLC	57,606	4,123,597	163,184
Stifel Financial Corp	27,196	943,108	87,793
SunPower Corp	156,582	4,067,796	1,642,341
Superior Energy Services Inc	25,956	484,831	6,981
SVB Financial Group	19,232	2,901,143	526,380
Synovus Financial Corp	23,550	1,849,838	77,479
Targa Resources Corp	45,073	2,167,954	(583,997)
Tempur Sealy International Inc	38,114	7,126,539	707,396
Tenet Healthcare Corp	106,121	5,768,681	36,744
TerraForm Power Inc ‘A’	48,427	(3,854,411	(15,559)
Tesla Motors Inc	49,772	29,058,925	38,711
The Charles Schwab Corp	160,960	18,298,046	1,271,584
The Cooper Cos Inc	27,145	4,294,723	(936,002)
The Goodyear Tire & Rubber Co	52,643	1,433,116	82,297
The Hain Celestial Group Inc	51,049	3,670,230	(441,574)
The Hershey Co	14,037	1,935,747	(332,115)
The Howard Hughes Corp	34,873	3,846,514	(140,168)
The JM Smucker Co	3,961	2,866,470	(113,958)
The Kroger Co	32,186	1,189,392	5,269
The Middleby Corp	47,998	5,194,477	(595,034)
The Mosaic Co	50,949	1,377,225	43,380
The Southern Co	74,385	8,327,336	(529,621)
The Ultimate Software Group Inc	26,767	5,998,827	(321,606)
The Walt Disney Co	30,245	6,105,441	429,177
The WhiteWave Foods Co	200,838	7,662,752	(1,764,583)
Thermo Fisher Scientific Inc	8,301	3,604,693	(122,144)
Thomson Reuters Corp	6,424	243,200	(16,458)
Tiffany & Co	28,441	3,394,503	358,072
Tractor Supply Co	11,938	1,025,116	(63,391)
TransDigm Group Inc	41,458	13,725,606	(1,824,567)
TreeHouse Foods Inc	26,708	4,238,859	(535,680)
TRI Pointe Group Inc	82,037	1,480,769	(122,598)
Twenty-First Century Fox Inc ‘A’	74,807	2,124,515	100,986
Twitter Inc	98,499	10,015,963	599,631
Tyler Technologies Inc	26,039	3,395,080	(945,881)
UGI Corp	29,433	1,942,369	(365,996)
Ulta Salon Cosmetics & Fragrance Inc	8,754	1,680,820	(452,004)
Under Armour Inc ‘A’	165,056	14,892,083	4,745,981
United Rentals Inc	38,497	4,366,502	(870)
United States Steel Corp	27,912	395,290	(75,306)
USG Corp	29,638	15,164,666	(75,946)
Valley National Bancorp	52,722	493,949	13,124
Veeva Systems Inc ‘A’	25,655	866,193	(331,860)
Verisk Analytics Inc	136,258	11,530,853	(656,983)
Vertex Pharmaceuticals Inc	21,247	5,926,144	300,337
VF Corp	10,967	688,013	13,652
Visa Inc ‘A’	92,695	14,718,886	418,981
Vista Outdoor Inc	38,079	1,705,242	(112,268)
Visteon Corp	15,537	7,679,584	766,596
Vulcan Materials Co	24,322	3,603,066	(746,251)
WABCO Holdings Inc	16,341	1,594,718	98,373

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Wabtec Corp	31,606	$3,098,106	($150,225)
Walgreens Boots Alliance Inc	28,135	7,474,765	1,969
Weatherford International PLC	354,757	3,731,178	1,085,556
WebMD Health Corp	5,754	368,403	34,038
Webster Financial Corp	28,228	976,912	18,572
WEC Energy Group Inc	222,656	15,414,682	(2,956,030)
WestRock Co	125,542	5,637,961	527,637
WEX Inc	17,398	2,559,585	(37,928)
WGL Holdings Inc	30,337	2,061,839	(85,717)
Whole Foods Market Inc	55,744	1,823,714	38,791
Williams-Sonoma Inc	6,991	427,079	62,638
Willis Towers Watson PLC	12,676	1,549,045	(26,708)
WisdomTree Investments Inc	670,994	10,411,000	2,850,753
Workday Inc ‘A’	49,168	7,869,044	65,544
WPX Energy Inc	60,190	519,441	(40,928)
WR Grace & Co	3,377	4,985,731	66,457

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Wynn Resorts Ltd	35,114	$3,406,513	($805,395)
Yahoo! Inc	32,043	3,271,974	(244,767)
Zayo Group Holdings Inc	235,547	5,672,909	(905,919)
Zebra Technologies Corp ‘A’	34,057	6,036,239	486,449
Zions Bancorp	146,428	4,269,710	385,106
Zoetis Inc	55,529	2,354,482	(280,924)

			(41,567,343)

Total Short Positions			(42,754,386)

Total Long and Short Positions			11,799,893

Net Cash and Other Receivables (Payables) (3)			(3,098,322)

			$8,701,571

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	07/17/17	($452,878)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

AGL Energy Ltd	329,193	$4,561,006	$157,913
Amcor Ltd	267,259	2,837,647	128,738
Ansell Ltd	228,692	3,148,361	(61,263)
Aurizon Holdings Ltd	1,793,066	5,989,794	434,559
Boral Ltd	1,137,848	5,416,869	(148,490)
Caltex Australia Ltd	187,671	4,534,820	(71,715)
CIMIC Group Ltd	186,678	4,980,589	(8,415)
Coca-Cola Amatil Ltd	753,596	4,752,030	(164,666)
Cochlear Ltd	21,493	1,929,375	5,412
Flight Centre Travel Group Ltd	46,500	1,076,737	14,888
Fortescue Metals Group Ltd	1,096,585	2,525,494	374,691
Harvey Norman Holdings Ltd	480,966	1,599,604	52,218
Iluka Resources Ltd	306,430	1,515,166	(25,092)
Incitec Pivot Ltd	419,679	1,006,687	(77,640)
Macquarie Group Ltd	7,243	383,184	(11,361)
Newcrest Mining Ltd	128,918	2,139,045	66,269
Orica Ltd	56,732	525,967	(5,365)
Origin Energy Ltd	49,195	201,983	10,211
Qantas Airways Ltd	1,631,577	3,433,471	(23,929)
Tabcorp Holdings Ltd	1,005,231	3,180,490	239,071
Tatts Group Ltd	782,712	2,188,494	34,197
Telstra Corp Ltd	1,714,283	6,748,326	325,198
The Star Entertainment Group Ltd	1,007,537	4,136,709	(87,493)
TPG Telecom Ltd	91,708	801,647	9,790
Treasury Wine Estates Ltd	793,246	5,807,520	(374,287)
Woodside Petroleum Ltd	109,027	2,101,818	80,383
WorleyParsons Ltd	104,629	565,077	1,392

			875,214

Total Long Positions			875,214

Short Positions:

Australia

ALS Ltd	735,778	2,826,032	140,773
Alumina Ltd	1,665,474	1,709,511	95,635
AMP Ltd	464,678	1,812,123	25,806

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
APA Group	892,162	$5,730,833	($396,591)
Australia & New Zealand Banking Group Ltd	171,208	2,979,305	(99,622)
Bank of Queensland Ltd	175,660	1,372,642	(10,161)
Brambles Ltd	363,655	3,325,986	(24,035)
Challenger Ltd	56,644	369,273	4,223
Commonwealth Bank of Australia	87,162	4,715,117	(113,220)
Computershare Ltd	238,091	1,753,625	131,082
Crown Resorts Ltd	240,612	2,020,053	(241,069)
CSL Ltd	44,628	3,655,775	(58,135)
Healthscope Ltd	1,714,516	3,494,468	(147,559)
Insurance Australia Group Ltd	907,836	3,794,159	106,105
LendLease Group	31,973	309,363	9,851
Medibank Pvt Ltd	827,406	1,899,473	90,466
National Australia Bank Ltd (ASE)	107,635	2,017,169	(21,945)
Platinum Asset Management Ltd	289,517	1,301,593	61,887
QBE Insurance Group Ltd	238,677	2,030,150	172,289
Ramsay Health Care Ltd	46,273	2,422,492	(45,432)
REA Group Ltd	42,076	1,710,513	(154,517)
Santos Ltd	68,929	222,652	(18,316)
SEEK Ltd	863,930	9,840,321	56,453
Sonic Healthcare Ltd	103,158	1,623,579	(27,281)
South32 Ltd	542,388	640,538	13,139
Suncorp Group Ltd	70,144	631,730	(2,898)
Sydney Airport	127,421	654,419	(2,033)
Transurban Group	375,882	3,274,636	(66,341)
Vocus Communications Ltd +	172,073	1,126,841	23,090
Wesfarmers Ltd	25,720	759,451	(5,862)
Westpac Banking Corp	226,111	4,863,067	(84,974)

			(589,192)

Ireland

James Hardie Industries PLC	35,977	(534,732)	(15,190)

Total Short Positions			(604,382)

Total Long and Short Positions			270,832

Net Cash and Other Receivables (Payables) (3)			(723,710)

			($452,878)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	07/17/17- 08/07/17	($1,143,764)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

BHP Billiton PLC	69,752	$777,003	$149,552

Germany

TUI AG	32,342	438,196	(45,432)

India

Vedanta Resources PLC	277,479	1,459,967	172,715

Netherlands

Royal Dutch Shell PLC ‘A’	38,691	939,825	175,697

South Africa

Investec PLC	47,332	293,172	17,524
Mondi PLC	171,766	3,106,199	284,416

			301,940

Switzerland

Coca-Cola HBC AG	106,655	2,080,690	194,464
Glencore PLC	1,759,770	3,181,109	624,932
Wolseley PLC	17,494	869,619	85,202

			904,598

United Kingdom

AA PLC	62,647	229,143	(15,680)
Amec Foster Wheeler PLC	605,978	3,513,198	668,796
Anglo American PLC	216,356	1,829,625	394,070
ASOS PLC	60,783	2,906,604	503,876
Barclays PLC	306,193	691,282	(82,911)
Barratt Developments PLC	378,185	2,755,362	(545,299)
Bellway PLC	54,157	1,897,624	(417,046)
Berkeley Group Holdings PLC	109,251	4,607,874	(659,516)
BP PLC	131,550	664,692	142,729
Britvic PLC	180,785	1,615,523	(109,960)
BT Group PLC	131,887	737,834	28,601
Burberry Group PLC	20,358	298,944	34,550
Centrica PLC	917,006	2,565,068	352,242
Compass Group PLC	115,980	2,036,838	284,304
Daily Mail & General Trust PLC ‘A’	77,768	665,328	(7,084)
DCC PLC	68,472	5,935,248	424,136
Direct Line Insurance Group PLC	154,494	745,754	10,446
DS Smith PLC	119,671	616,824	37,017
GKN PLC	291,698	1,096,977	19,351
Howden Joinery Group PLC	335,388	2,166,791	(322,328)
Imperial Brands PLC	125,047	6,285,706	849,523
Inchcape PLC	135,984	1,232,438	(19,711)
Indivior PLC	392,908	1,185,511	203,243
Intermediate Capital Group PLC	76,247	639,409	(103,880)
ITV PLC	95,377	264,638	(21,068)
John Wood Group PLC	436,491	3,866,686	368,788
Just Eat PLC	44,099	258,217	8,049
Kingfisher PLC	799,287	3,932,631	(278,405)
Man Group PLC	1,568,229	2,535,118	44,028

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Marks & Spencer Group PLC	522,406	$2,569,592	($187,829)
Meggitt PLC	444,500	2,345,024	202,941
Melrose Industries PLC	209,514	1,152,608	102,499
National Grid PLC	325,061	4,400,065	627,579
Pearson PLC	161,695	1,797,326	407,125
Persimmon PLC	156,307	4,164,994	(899,643)
Petrofac Ltd	211,714	2,118,878	200,997
Playtech PLC	42,590	460,193	18,785
Reckitt Benckiser Group PLC	2,197	204,385	27,409
Regus PLC	430,830	1,806,170	(38,702)
Rentokil Initial PLC	606,106	1,538,952	112,832
Rio Tinto PLC	61,073	1,632,966	356,219
Royal Mail PLC	790,719	5,699,635	(66,534)
Severn Trent PLC	87,145	2,703,160	292,373
Smith & Nephew PLC	151,391	2,389,649	315,570
Smiths Group PLC	295,692	4,475,518	345,634
Sports Direct International PLC	210,600	993,410	(35,812)
SSE PLC	67,610	1,392,412	93,093
Stagecoach Group PLC	429,875	1,421,965	(12,538)
Tate & Lyle PLC	64,460	561,021	46,872
Taylor Wimpey PLC	1,707,480	4,169,238	(905,494)
The Sage Group PLC	24,000	204,650	14,308
Thomas Cook Group PLC	1,599,825	1,377,724	44,220
United Utilities Group PLC	15,584	203,011	24,408
William Hill PLC	525,629	2,109,432	(180,218)
Wm Morrison Supermarkets PLC	586,758	1,440,165	113,848
WPP PLC	203,569	4,267,116	215,583

			3,026,386

Total Long Positions			4,685,456

Short Positions:

Chile

Antofagasta PLC	439,352	2,444,914	(439,890)

United Kingdom

Aberdeen Asset Management PLC	435,102	1,520,271	(197,703)
Admiral Group PLC	195,438	5,036,763	(560,540)
Aggreko PLC	54,018	859,511	(112,709)
ARM Holdings PLC	604,582	8,178,578	(1,464,919)
Ashtead Group PLC	504,188	7,008,953	(587,102)
Associated British Foods PLC	103,807	4,132,260	117,254
AstraZeneca PLC	16,339	869,824	(155,908)
Auto Trader Group PLC ~	40,446	223,877	20,083
Aviva PLC	493,765	2,812,488	51,500
Babcock International Group PLC	132,649	1,826,240	119,752
Balfour Beatty PLC	328,079	(1,051,918)	49,735
Booker Group PLC	410,414	970,866	(34,179)
British American Tobacco PLC	98,697	5,669,121	(1,048,214)
BTG PLC	229,912	2,095,068	(243,342)
Bunzl PLC	66,963	1,867,435	(297,967)
Capita PLC	344,486	4,798,579	89,766
Cobham PLC	718,935	1,385,302	(207,300)
Croda International PLC	8,332	337,550	(31,202)
Diageo PLC	65,520	1,615,546	(305,678)
easyJet PLC	215,191	4,234,502	869,226
Essentra PLC	96,383	705,621	4,645
GlaxoSmithKline PLC	10,485	06,101	(30,658)
Halma PLC	140,977	1,855,384	(166,416)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hargreaves Lansdown PLC	423,458	$7,150,040	($315,883)
Hays PLC	117,063	199,311	35,145
HSBC Holdings PLC	300,321	1,802,134	(159,895)
ICAP PLC	36,156	196,917	(17,599)
Inmarsat PLC	86,659	849,576	(132,127)
International Consolidated Airlines Group SA	413,275	2,767,922	562,502
Intertek Group PLC	31,504	1,383,403	(162,292)
J Sainsbury PLC	257,676	839,634	(10,307)
Johnson Matthey PLC	9,066	362,810	2,360
Legal & General Group PLC	1,133,704	3,393,509	300,223
Lloyds Banking Group PLC	4,391,300	3,851,659	454,421
Merlin Entertainments PLC ~	73,590	421,972	(35,135)
Next PLC	4,507	326,462	10,293
Old Mutual PLC	2,021,866	4,899,813	(837,820)
Pennon Group PLC	17,986	204,744	(34,247)
Provident Financial PLC	48,696	1,779,086	177,523
Prudential PLC	256,391	4,327,325	(266,774)
Rolls-Royce Holdings PLC	533,985	4,519,437	(831,663)
Rotork PLC	162,657	408,854	(65,756)
Royal Bank of Scotland Group PLC	373,299	1,116,341	207,590
RSA Insurance Group PLC	405,949	2,575,125	(290,551)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Schroders PLC	36,473	$1,237,344	$15,170
Serco Group PLC	833,813	1,249,100	(62,052)
Spectris PLC	10,149	233,211	(26,952)
St James’s Place PLC	470,146	5,371,824	111,589
Standard Chartered PLC	313,745	(2,178,766	(324,170)
Standard Life PLC	1,045,565	4,439,372	64,518
Tesco PLC	2,309,770	4,800,902	(893,874)
Travis Perkins PLC	8,238	202,313	28,397
Whitbread PLC	3,641	200,715	19,064
Worldpay Group PLC ~	419,141	1,572,108	(41,873)

			(6,642,051)

United States

Shire PLC	43,724	2,472,635	(368,709)

Total Short Positions			(7,450,650)

Total Long and Short Positions			(2,765,194)

Net Cash and Other Receivables (Payables) (3)			1,621,430

			($1,143,764)

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	07/17/17- 08/14/17	($721,462)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	281,500	$834,251	$13,712
CLP Holdings Ltd	724,500	7,010,824	387,593
Hang Seng Bank Ltd	12,900	220,572	621
Henderson Land Development Co Ltd	197,560	1,053,877	61,719
HK Electric Investments & HK Electric Investments Ltd ~	272,000	241,128	12,594
HKT Trust & HKT Ltd	360,000	515,820	2,784
Kerry Properties Ltd	1,050,500	2,571,819	28,114
Li & Fung Ltd	2,852,000	1,352,347	30,096
New World Development Co Ltd	3,436,000	3,240,820	257,129
Orient Overseas International Ltd	69,000	241,829	(6,364)
Power Assets Holdings Ltd	236,000	2,254,830	(85,723)
Sino Land Co Ltd	1,510,000	2,327,013	158,355
SJM Holdings Ltd	927,000	572,145	(4,749)
Swire Pacific Ltd ‘A’	47,500	519,933	16,691
Techtronic Industries Co Ltd	138,500	539,841	38,343
The Wharf Holdings Ltd	64,000	366,145	24,286
VTech Holdings Ltd	49,600	540,044	(17,332)
WH Group Ltd ~	8,825,000	6,674,881	312,107
Wheelock & Co Ltd	257,000	1,142,465	64,424
Yue Yuen Industrial Holdings Ltd	787,000	2,955,997	162,088

			1,456,488

Total Long Positions			1,456,488

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

AIA Group Ltd	681,000	$3,922,341	($171,615)
Cathay Pacific Airways Ltd	1,063,361	1,641,452	82,018
Cheung Kong Property Holdings Ltd	166,896	1,019,330	(31,861)
Galaxy Entertainment Group Ltd	570,885	1,743,362	35,882
Haitong International Securities Group Ltd	812,259	451,089	(41,983)
Hang Lung Properties Ltd	1,246,129	2,366,744	(149,971)
Hong Kong & China Gas Co Ltd	5,530,805	9,535,318	(567,303)
Hysan Development Co Ltd	52,000	224,795	(7,020)
MTR Corp Ltd	553,125	2,579,132	(226,090)
Sands China Ltd	264,800	892,237	(3,507)
Swire Properties Ltd	178,608	482,143	6,430
Value Partners Group Ltd	1,170,724	1,071,035	(12,669)

			(1,087,689)

Macau

MGM China Holdings Ltd	3,070,203	4,066,782	59,446
Wynn Macau Ltd	1,961,230	2,840,440	(539)

			58,907

United States

Samsonite International SA	292,708	856,153	45,988

Total Short Positions			(982,794)

Total Long and Short Positions			473,694

Net Cash and Other Receivables (Payables) (3)			(1,195,156)

			($721,462)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	07/17/17	($386,515)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	3,902,394	$2,576,645	$24,649

Singapore

City Developments Ltd	126,300	805,972	(43,492)
ComfortDelGro Corp Ltd	851,700	1,665,072	73,622
Genting Singapore PLC	3,534,900	1,890,669	15,068
Global Logistic Properties Ltd	165,300	217,677	4,129
SATS Ltd	487,100	1,469,745	10,347
Singapore Airlines Ltd	426,600	3,320,273	46,616
StarHub Ltd	230,700	604,194	43,001
Wilmar International Ltd	503,800	1,226,514	(7,761)

			141,530

Total Long Positions			166,179

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Singapore

CapitaLand Ltd	682,600	$1,490,591	($67,349)
DBS Group Holdings Ltd	40,323	465,752	(7,290)
Golden Agri-Resources Ltd	1,216,800	327,652	11,319
Keppel Corp Ltd	1,591,414	6,245,904	(280,219)
Oversea-Chinese Banking Corp Ltd	138,200	860,401	(33,741)
Singapore Post Ltd	1,675,000	1,921,523	98,047
Singapore Telecommunications Ltd	544,000	1,525,046	(145,652)

			(424,885)

Total Short Positions			(424,885)

Total Long and Short Positions			(258,706)

Net Cash and Other Receivables (Payables) (3)			(127,809)

			($386,515)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	07/17/17	$79,942

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Position:

Hong Kong

Hutchison Port Holdings Trust	1,431,700	$651,424	($3,678)

Total Short Position			(3,678)

Net Cash and Other Receivables (Payables) (3)			83,620

			$79,942

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/03/17	($853,744)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Air Canada	603,185	$4,839,732	($205,427)
Alimentation Couche-Tard Inc ‘B’	94,189	4,128,792	34,994
Bank of Montreal	18,957	3,009,924	3,081
Barrick Gold Corp	185,578	3,931,255	472,582

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Baytex Energy Corp	36,886	$2,737,887	$30,835
BCE Inc	66,801	3,132,678	118,923
BlackBerry Ltd	63,566	1,067,599	(9,348)
CAE Inc	20,896	268,981	(14,090)
Cameco Corp	35,441	557,777	(41,423)
Canadian Imperial Bank of Commerce	23,508	3,079,615	(78,242)
Canadian Tire Corp Ltd ‘A’	38,334	4,175,586	121,059
Canfor Corp	130,972	1,665,514	(67,922)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
CCL Industries Inc ‘B’	11,262	$2,062,202	($42,801)
CGI Group Inc ‘A’	50,066	2,788,748	(82,542)
CI Financial Corp	24,896	551,216	(15,994)
Constellation Software Inc	8,012	3,825,176	59,968
Dollarama Inc	50,976	3,675,212	(10,259)
Eldorado Gold Corp	46,988	211,520	1,688
Element Financial Corp	171,221	2,453,019	(50,361)
Empire Co Ltd ‘A’	167,300	2,780,111	(212,370)
Encana Corp	53,784	411,514	18,734
Enerplus Corp	280,494	1,542,527	349,546
Fairfax Financial Holdings Ltd	2,012	1,807,876	36,333
Finning International Inc	47,442	1,147,738	(46,269)
First Quantum Minerals Ltd	62,698	440,755	7
George Weston Ltd	32,819	2,845,166	70,289
Goldcorp Inc	37,267	707,739	18,232
IGM Financial Inc	13,756	433,061	(46,104)
Industrial Alliance Insurance & Financial Services Inc	35,330	1,170,836	(28,630)
Intact Financial Corp	14,426	1,067,549	(6,253)
Kinross Gold Corp	565,450	4,703,129	(354,514)
Linamar Corp	88,519	3,832,978	(569,366)
Loblaw Cos Ltd	38,501	2,121,441	(3,745)
Lundin Mining Corp	366,832	1,394,411	(121,360)
Magna International Inc	87,478	6,212,779	(497,669)
Metro Inc	118,811	3,976,149	277,727
National Bank of Canada	6,237	748,382	(3,138)
Open Text Corp	50,835	2,845,880	238,909
Quebecor Inc ‘B’	9,728	260,199	26,053
Ritchie Bros Auctioneers Inc	62,156	1,976,571	368,524
Saputo Inc	36,974	1,118,850	(844)
Shaw Communications Inc ‘B’	49,602	1,615,962	60,661
SNC-Lavalin Group Inc	17,259	976,070	94,180
Suncor Energy Inc	17,539	916,156	(13,440)
Teck Resources Ltd ‘B’	22,155	497,954	28,295
The Bank of Nova Scotia	6,169	2,009,556	(11,890)
The Toronto-Dominion Bank	4,805	2,453,581	(1,376)
TransAlta Corp	48,935	262,287	(5,399)
West Fraser Timber Co Ltd	23,608	1,515,613	(65,235)
Yamana Gold Inc	426,518	2,113,157	155,592

			(19,799)

United States

Thomson Reuters Corp	10,277	422,973	5,012

Total Long Positions			(14,787)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Canada

Agrium Inc	8,761	$1,612,967	($59,471)
AltaGas Ltd	81,002	1,969,045	(56,428)
Bombardier Inc ‘B’	474,106	719,719	4,643
Canadian National Railway Co	41,531	2,557,332	31,182
Canadian Natural Resources Ltd	44,147	1,649,007	(74,492)
Canadian Pacific Railway Ltd	5,825	2,236,940	66,278
Canadian Utilities Ltd ‘A’	109,159	3,138,818	(110,403)
Cenovus Energy Inc	118,264	3,144,354	184,909
DH Corp	26,236	681,044	9,341
Enbridge Inc	129,363	8,057,228	(261,339)
Fortis Inc	14,850	2,383,344	(44,883)
Franco-Nevada Corp	16,388	3,526,247	(128,623)
Gildan Activewear Inc	212,254	6,592,443	185,647
Hudson’s Bay Co	99,574	1,517,041	69,205
Imperial Oil Ltd	70,591	3,712,931	39,887
Inter Pipeline Ltd	43,753	1,399,642	(19,304)
Keyera Corp	29,358	945,530	20,224
Manulife Financial Corp	89,608	1,309,605	51,176
Methanex Corp	118,475	4,276,053	576,809
Pembina Pipeline Corp	129,353	4,549,925	(157,192)
Potash Corp of Saskatchewan Inc	100,151	1,772,019	93,023
Power Financial Corp	29,833	725,724	36,236
PrairieSky Royalty Ltd	65,451	1,355,070	73,801
Precision Drilling Corp	435,336	3,207,069	(114,567)
Restaurant Brands International Inc	51,787	3,012,745	15,633
Rogers Communications Inc ‘B’	89,912	3,711,437	(243,579)
Royal Bank of Canada	3,477	212,908	5,544
Silver Wheaton Corp	102,802	3,802,967	(327,833)
Tourmaline Oil Corp	22,233	1,665,428	(87,249)
TransCanada Corp	61,227	5,217,640	(301,408)
Veresen Inc	116,481	851,867	(153,200)
Vermilion Energy Inc	10,787	1,726,757	16,782
Whitecap Resources Inc	59,717	447,866	(21,724)
WSP Global Inc	17,929	583,584	24,589

			(656,786)

United States

Valeant Pharmaceuticals International Inc	24,962	601,498	92,780

Total Short Positions			(564,006)

Total Long and Short Positions			(578,793)

Net Cash and Other Receivables (Payables) (3)			(274,951)

			($853,744)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/03/17	($117,678)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

Actelion Ltd	31,745	$8,537,990	$245,123
Adecco Group AG	80,618	5,508,032	(1,196,865)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Baloise Holding AG	12,833	$1,622,686	($164,761)
Clariant AG	46,917	819,201	(11,905)
DKSH Holding AG	3,331	210,825	10,188
Flughafen Zuerich AG	23,845	4,320,733	(80,285)
Galenica AG	1,079	2,130,591	(160,883)
GAM Holding AG	26,510	346,601	(59,911)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Geberit AG	1,144	$912,091	$20,808
Georg Fischer AG	1,335	1,099,395	(12,820)
Givaudan SA	534	1,349,686	24,721
Kuehne + Nagel International AG	4,584	667,554	(13,534)
Lonza Group AG	20,772	3,516,494	(4,081)
Straumann Holding AG	955	329,019	53,532
Swiss Life Holding AG	15,037	3,964,200	(419,357)
Swiss Re AG	42,319	5,311,395	(323,388)
Zurich Insurance Group AG	3,439	1,830,627	93,570

			(1,999,848)

Total Long Positions			(1,999,848)

Short Positions:

Austria

ams AG	38,500	1,181,930	92,257

Switzerland

Aryzta AG	46,935	2,288,005	33,289
Barry Callebaut AG	783	923,961	(56,382)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Chocoladefabriken Lindt & Spruengli AG	161	$1,006,635	$31,768
Cie Financiere Richemont SA ‘A’	98,353	7,042,046	699,086
Credit Suisse Group AG	120,958	1,858,564	537,334
Dufry AG	42,115	5,765,455	517,869
Julius Baer Group Ltd	65,033	2,774,612	109,507
LafargeHolcim Ltd	66,531	3,891,781	471,859
Nestle SA	27,413	5,753,585	(91,449)
Novartis AG	27,171	2,115,786	(164,134)
OC Oerlikon Corp AG	63,533	635,794	66,777
Roche Holding AG	6,288	2,947,206	(56,528)
SGS SA	113	714,033	(9,595)
Swisscom AG	2,449	1,254,497	15,724

			2,105,125

Total Short Positions			2,197,382

Total Long and Short Positions			197,534

Net Cash and Other Receivables (Payables) (3)			(315,212)

			($117,678)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/04/17	$3,367,623

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Ageas	90,860	$3,725,199	($561,115)
bpost SA	66,769	1,648,468	64,428
KBC Groep NV	20,671	2,440,172	(374,115)
Proximus SADP	112,796	4,505,545	(544,632)
Solvay SA	4,322	662,189	(232,311)

			(1,647,745)

Finland

Amer Sports OYJ	51,100	1,394,319	11,335
Cargotec OYJ ‘B’	36,254	1,190,415	284,926
Elisa OYJ	36,837	1,232,889	227,673
Huhtamaki OYJ	5,774	239,408	4,429
Kesko OYJ ‘B’	75,912	2,949,884	286,565
Neste OYJ	73,787	2,070,028	646,362
Orion OYJ ‘B’	46,036	1,533,071	268,083

			1,729,373

France

Air France-KLM	233,245	1,781,344	(276,795)
Atos SE	25,814	2,076,432	48,677
BioMerieux	2,806	352,204	34,123
Capgemini SA	20,189	2,278,631	(79,043)
Christian Dior SE	2,336	469,249	(64,316)
Cie de Saint-Gobain	24,121	1,048,174	(113,568)
Cie Generale des Etablissements Michelin	19,492	2,237,866	(214,472)
CNP Assurances	90,917	1,376,708	(14,060)
Dassault Systemes	4,219	386,015	3,434

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Eiffage SA	34,734	$2,193,230	$281,403
Engie SA	98,901	1,550,086	65,240
Eutelsat Communications SA	46,814	1,474,581	(571,830)
Faurecia	61,437	2,252,921	(306,305)
Groupe Eurotunnel SE	94,510	1,135,061	(116,539)
Ipsen SA	10,597	614,671	45,295
Lagardere SCA	29,651	879,473	(224,255)
Numericable-SFR SA	33,142	1,227,957	(390,625)
Orange SA	142,517	3,497,373	(140,864)
Peugeot SA	397,006	7,878,079	(1,993,800)
Publicis Groupe SA	36,569	3,317,712	(562,985)
Renault SA	4,496	388,183	(41,908)
Rexel SA	15,075	208,633	(15,428)
Safran SA	24,683	2,336,517	(207,926)
Sanofi	27,676	4,527,882	(455,693)
SCOR SE	50,882	1,790,843	(286,162)
SEB SA	13,128	1,340,193	298,847
Societe BIC SA	9,569	1,521,643	(171,767)
Sodexo SA	20,729	2,342,185	132,579
Suez	29,463	522,408	(59,166)
Technip SA	11,033	595,143	12,502
Teleperformance	41,908	3,412,190	164,440
Television Francaise 1	19,927	423,594	(58,681)
Thales SA	69,479	5,078,713	884,438
TOTAL SA	19,695	5,704,248	81,931
Valeo SA	37,941	1,864,704	(136,860)
Veolia Environnement SA	139,684	3,137,943	(78,683)
Vivendi SA	56,343	2,731,950	(328,967)

			(4,857,789)

Germany

Allianz SE	12,534	5,066,153	(274,028)
Aurubis AG	69,322	4,225,440	(639,579)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Brenntag AG	18,110	$1,072,856	($189,965)
Covestro AG ~	17,956	695,582	112,997
Deutsche Lufthansa AG	62,104	1,409,384	(248,050)
Deutsche Post AG	7,340	211,873	(1,355)
E.ON SE	361,303	3,525,066	183,935
Evonik Industries AG	70,606	2,351,884	(230,515)
Fraport AG Frankfurt Airport Services Worldwide	18,941	1,095,510	(62,074)
Freenet AG	169,541	6,447,356	(1,223,765)
Hannover Rueck SE	15,619	1,659,349	42,463
HeidelbergCement AG	2,611	211,450	(11,034)
HOCHTIEF AG	58,055	5,177,444	2,336,262
HUGO BOSS AG	24,271	2,254,436	(800,325)
KION Group AG	46,896	2,186,507	83,726
Krones AG	7,627	873,428	(57,198)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,636	4,399,082	(513,531)
OSRAM Licht AG	143,094	7,046,774	405,150
Rheinmetall AG	55,384	3,867,692	(547,780)
Salzgitter AG	17,983	569,624	(84,157)
Software AG	59,670	1,995,492	32,332
STADA Arzneimittel AG	13,914	555,865	174,809
Suedzucker AG	29,021	746,678	140,451
Symrise AG	4,944	390,989	32,274
Talanx AG	23,887	737,064	(12,606)
thyssenkrupp AG	10,414	223,430	(9,781)

			(1,361,344)

Italy

A2A SPA	2,516,195	3,066,194	268,771
Atlantia SPA	56,693	2,048,630	(148,522)
Autogrill SPA	236,817	2,300,887	(343,816)
Banca Generali SPA	9,551	363,535	(96,861)
Banca Popolare dell’Emilia Romagna SC	98,266	488,168	(117,945)
Davide Campari-Milano SPA	49,827	524,175	65,669
Enel SPA	185,394	741,726	94,258
Eni SPA	22,144	5,894,741	36,639
FinecoBank Banca Fineco SPA	49,570	579,030	(43,912)
Hera SPA	395,753	1,132,407	(43,656)
Leonardo-Finmeccanica SPA	202,477	2,668,751	(437,038)
Mediobanca SPA	173,037	1,482,406	(473,815)
Moncler SPA	95,511	1,847,690	(217,883)
Poste Italiane SPA ~	484,370	3,527,005	(174,724)
Prysmian SPA	217,512	5,530,248	(891)
Recordati SPA	84,305	2,195,524	492,147
Snam SPA	185,739	991,496	130,097
UniCredit SPA	94,222	307,310	(94,145)
Unipol Gruppo Finanziario SPA	465,507	1,940,599	(845,166)
UnipolSai SPA	220,114	695,602	(184,790)

			(2,135,583)

Netherlands

ABN AMRO Group NV CVA	13,624	270,426	(41,205)
Akzo Nobel NV	3,890	322,099	(47,713)
ASM International NV	26,128	1,072,640	(53,145)
Boskalis Westminster	82,621	4,489,124	(1,430,023)
Delta Lloyd NV	335,633	1,499,582	(292,776)
Fugro NV CVA	110,187	1,537,758	399,148
Heineken NV	8,034	670,477	49,180
Koninklijke Ahold NV	214,558	4,543,368	443,888
Koninklijke Vopak NV	7,165	297,045	51,343
NN Group NV	175,800	5,807,824	(971,194)
Randstad Holding NV	65,476	5,185,622	(1,418,283)
Wolters Kluwer NV	66,146	3,777,643	643,445

			(2,667,335)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Portugal

Galp Energia SGPS SA	29,683	$416,941	$77,374
Jeronimo Martins SGPS SA	76,835	1,128,924	89,545
NOS SGPS SA	44,617	368,912	(98,176)

			68,743

Spain

Acciona SA	5,538	423,922	(16,112)
ACS Actividades de Construccion y Servicios SA (Right)	136,180	—	95,663
ACS Actividades de Construccion y Servicios SA	136,180	3,764,118	(31,782)
Almirall SA	106,941	1,988,797	(385,242)
Ebro Foods SA	12,493	284,197	8,374
Enagas SA	46,371	1,414,136	26,726
Endesa SA	229,949	4,995,171	222,449
Gamesa Corp Tecnologica SA	241,511	5,281,650	947,780
Gas Natural SDG SA	229,986	4,237,393	320,960
Iberdrola SA	729,711	6,416,339	196,721
Mediaset Espana Comunicacion SA	115,535	1,491,747	(178,235)
Prosegur Cia de Seguridad SA	67,160	378,880	32,217
Repsol SA	281,165	2,720,001	808,383
Tecnicas Reunidas SA	16,879	493,614	18,443

			2,066,345

Switzerland

STMicroelectronics NV	470,559	2,664,682	140,824

United Kingdom

Dialog Semiconductor PLC	98,540	5,531,667	(1,232,059)
Fiat Chrysler Automobiles NV	169,547	1,445,380	(227,241)

			(1,459,300)

Total Long Positions			(10,123,811)

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	39,600	4,919,914	(593,698)
Telenet Group Holding NV	12,514	641,370	70,021
UCB SA	34,872	2,712,281	81,477
Umicore SA	12,463	575,504	(62,467)

			(504,667)

Finland

Nokia OYJ	790,217	5,102,879	622,744
Nokian Renkaat OYJ	19,998	729,575	84
Sampo OYJ ‘A’	37,742	1,787,103	213,816
UPM-Kymmene OYJ	48,329	833,778	(67,771)
Wartsila OYJ Abp	16,659	707,919	23,899

			792,772

France

Accor SA	25,616	1,099,175	130,345
Air Liquide SA	24,694	2,637,910	42,331
Airbus Group SE	36,937	2,699,883	482,511
Alstom SA	42,995	1,304,494	122,013
Bollore SA	672,763	3,292,311	1,021,528
Bouygues SA	32,830	1,085,599	124,066
Bureau Veritas SA	36,808	759,677	(6,026)
Carrefour SA	128,890	4,613,978	1,223,059
Credit Agricole SA	29,422	326,666	77,008
Danone SA	81,428	5,920,100	144,402
Edenred	245,768	4,733,874	(298,601)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Electricite de France SA	211,910	$3,324,771	$575,803
Essilor International SA	27,492	3,313,552	(295,689)
Iliad SA	3,357	814,221	141,900
Ingenico Group SA	32,089	3,587,064	(179,245)
JCDecaux SA	5,551	215,601	24,641
Kering	10,264	2,094,969	157,988
L’Oreal SA	26,866	6,144,888	(418,467)
Legrand SA	6,562	359,054	20,291
LVMH Moet Hennessy Louis Vuitton SE	12,026	2,069,623	222,862
Natixis SA	256,578	1,563,104	198,830
Orpea	18,042	1,449,772	(32,153)
Pernod Ricard SA	10,535	1,235,938	59,286
Plastic Omnium SA	47,911	1,575,868	152,076
Remy Cointreau SA	14,968	1,142,386	(155,897)
Schneider Electric SE	4,943	3,814,719	81,494
Vallourec SA	481,040	1,802,038	66,765
Vinci SA	4,026	994,023	6,989
Zodiac Aerospace	314,513	9,717,190	1,924,006

			5,614,116

Germany

adidas AG	10,229	947,487	(631,475)
Axel Springer SE	10,909	576,571	7,401
BASF SE	23,942	2,711,491	458,388
Bayerische Motoren Werke AG	57,578	5,773,325	1,186,532
Commerzbank AG	90,816	1,876,587	538,009
Continental AG	7,299	2,127,201	241,290
Daimler AG	68,464	5,176,951	533,234
Deutsche Bank AG	94,682	1,935,808	437,876
Deutsche Telekom AG	220,661	4,093,437	212,216
Duerr AG	15,071	1,035,356	(91,640)
Fresenius Medical Care AG & Co KGaA	24,666	2,117,818	(46,243)
Infineon Technologies AG	102,224	2,027,861	(221,937)
Merck KGaA	17,029	1,584,370	(175,567)
MTU Aero Engines AG	10,388	965,148	(23,113)
RWE AG	512,609	6,949,564	(1,406,643)
SAP SE	53,488	4,403,020	12,286
Schaeffler AG	51,261	804,245	112,489
Siemens AG	43,986	4,680,358	113,362
Telefonica Deutschland Holding AG	224,631	1,277,033	351,813
Volkswagen AG (Preferred)	29,426	5,540,672	317,426
Zalando SE ~	68,130	2,157,633	355,391

			2,281,095

Italy

Azimut Holding SPA	75,899	1,543,115	276,314
Intesa Sanpaolo SPA	490,415	2,031,206	405,756
Luxottica Group SPA	40,549	2,186,871	173,572
Mediaset SPA	50,085	976,853	(1,305)
Saipem SPA	2,583,008	1,079,482	26,402
Salvatore Ferragamo SPA	57,538	1,291,919	95,756
Telecom Italia SPA	1,760,529	2,140,984	549,329
Unione di Banche Italiane SPA	443,311	2,334,238	482,579

			2,008,403

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Luxembourg

Eurofins Scientific SE	2,959	$1,065,334	($38,087)
Tenaris SA	290,052	4,925,750	(344,999)

			(383,086)

Netherlands

Aegon NV	452,499	2,027,472	198,809
Altice NV ‘A’	118,982	5,773,621	386,552
ASML Holding NV	36,884	4,512,970	284,689
Gemalto NV	9,882	(623,688)	27,782
Koninklijke KPN NV	1,128,678	4,285,436	256,401
Koninklijke Philips NV	95,146	3,317,567	269,917
OCI NV	24,929	350,101	6,225
SBM Offshore NV	346,076	4,446,270	418,857

			1,849,232

Portugal

EDP – Energias de Portugal SA	501,881	1,938,015	294,021

Spain

Amadeus IT Holding SA ‘A’	79,280	3,312,532	(178,964)
Atresmedia Corp de Medios de Comunicacion SA	96,554	971,863	35,982
Banco Bilbao Vizcaya Argentaria SA	92,566	925,839	85,563
Banco de Sabadell SA	404,964	1,545,406	111,310
Bankinter SA	310,320	2,110,596	101,497
CaixaBank SA	753,437	2,390,575	606,321
Cellnex Telecom SAU ~	225,669	3,819,513	290,528
Distribuidora Internacional de Alimentacion SA	573,868	3,411,228	(81,824)
Grifols SA	84,936	1,824,182	(84,283)
Industria de Diseno Textil SA	36,447	1,166,345	(79,783)
Obrascon Huarte Lain SA	119,580	638,938	205,740
Telefonica SA	156,207	2,137,385	162,575
Zardoya Otis SA	108,571	1,126,870	91,950

			1,266,612

United Kingdom

CNH Industrial NV	765,856	7,555,501	67,600
RELX NV	128,051	2,218,558	(20,619)

			46,981

United States

QIAGEN NV	49,310	1,094,177	23,447

Total Short Positions			13,288,926

Total Long and Short Positions			3,165,115

Net Cash and Other Receivables (Payables) (3)			202,508

			$3,367,623

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/07/18	($657,093)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

ABC-Mart Inc	5,000	$280,642	$4,163
Ajinomoto Co Inc	153,200	4,028,759	(305,360)
Alfresa Holdings Corp	56,900	1,090,057	21,620
Amada Holdings Co Ltd	292,600	2,718,867	(93,041)
Aozora Bank Ltd	139,000	727,224	(144,040)
Asahi Kasei Corp	188,000	2,347,838	(735,702)
Astellas Pharma Inc	302,000	4,640,475	(626,077)
Bandai Namco Holdings Inc	271,500	5,778,668	633,782
Bridgestone Corp	82,000	3,425,170	(782,396)
Central Japan Railway Co	13,200	4,109,063	(379,497)
Chiyoda Corp	108,000	710,560	(16,574)
Chubu Electric Power Co Inc	662,800	9,666,450	(1,117,124)
Citizen Holdings Co Ltd	242,400	1,381,021	(263,959)
Concordia Financial Group Ltd	209,000	1,450,833	(761,640)
Dai Nippon Printing Co Ltd	98,000	999,454	(66,915)
Daicel Corp	231,600	3,324,116	(871,615)
Daiichi Sankyo Co Ltd	42,400	1,005,698	(26,277)
DeNA Co Ltd	36,500	1,059,782	230,983
Dentsu Inc	6,900	444,565	(46,517)
Disco Corp	16,600	1,492,272	(201,143)
Ezaki Glico Co Ltd	12,700	656,763	(33,454)
FamilyMart Co Ltd	15,300	848,207	60,045
Fuji Heavy Industries Ltd	121,700	6,808,767	(673,366)
FUJIFILM Holdings Corp	35,400	1,423,495	(234,740)
Fujitsu Ltd	160,803	1,024,621	(295,692)
Hakuhodo DY Holdings Inc	138,700	1,495,921	(42,289)
Haseko Corp	384,200	4,909,549	(758,860)
Hisamitsu Pharmaceutical Co Inc	16,400	829,944	70,608
Hitachi Capital Corp	13,300	300,236	(52,146)
Hitachi Chemical Co Ltd	148,100	2,585,788	(59,370)
Hitachi High-Technologies Corp	94,700	2,499,550	(315,997)
Hitachi Metals Ltd	158,800	2,485,218	(1,074,180)
Hokuhoku Financial Group Inc	406,000	974,670	(702,217)
Hokuriku Electric Power Co	16,700	359,214	(32,960)
Hoya Corp	218,300	8,481,085	(2,103,826)
Ibiden Co Ltd	25,700	475,661	(236,418)
Idemitsu Kosan Co Ltd	85,700	1,437,227	261,168
Inpex Corp	326,100	3,068,150	(623,283)
Isuzu Motors Ltd	106,500	2,363,196	(323,151)
ITOCHU Corp	96,800	1,193,894	(202,362)
Itochu Techno-Solutions Corp	162,300	3,264,976	(140,409)
Japan Airlines Co Ltd	235,500	8,176,655	(1,522,959)
Japan Petroleum Exploration Co Ltd	130,200	3,314,013	(1,097,699)
JSR Corp	163,100	2,771,136	(1,054,004)
JTEKT Corp	205,900	3,098,926	(955,892)
JX Holdings Inc	763,200	2,903,277	(383,356)
Kajima Corp	190,000	1,244,408	307,587
Kaken Pharmaceutical Co Ltd	50,900	4,615,017	(1,814,317)
Kamigumi Co Ltd	121,000	1,082,468	(105,418)
Kaneka Corp	359,000	3,008,698	(895,871)
KDDI Corp	37,900	898,125	102,530
Kewpie Corp	27,100	938,375	166,491
Kobayashi Pharmaceutical Co Ltd	10,200	445,876	9,579
Konami Holdings Corp	97,893	2,398,314	1,108,641
Konica Minolta Inc	404,300	4,054,862	(1,734,277)
Kose Corp	5,700	463,888	(38,877)
Kuraray Co Ltd	88,000	1,040,353	(77,980)
Kurita Water Industries Ltd	20,200	522,787	(112,299)
LIXIL Group Corp	97,800	2,032,582	(560,848)
Mazda Motor Corp	197,114	3,488,405	(776,846)
Medipal Holdings Corp	195,700	3,333,537	(709,279)
MEIJI Holdings Co Ltd	9,000	667,798	191,012

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Miraca Holdings Inc	27,100	$1,153,147	($29,341)
Mitsubishi Chemical Holdings Corp	417,700	2,584,958	(1,083,246)
Mitsubishi Electric Corp	244,000	3,533,698	(298,304)
Mitsubishi Gas Chemical Co Inc	204,000	1,107,414	(86,341)
Mitsubishi Motors Corp	405,800	3,927,872	(1,654,899)
Mitsubishi Tanabe Pharma Corp	363,400	6,171,817	(744,766)
Mitsui & Co Ltd	99,500	1,844,900	(418,961)
Mitsui Chemicals Inc	874,000	3,136,761	(249,383)
Mixi Inc	141,800	5,271,891	(216,937)
MS&AD Insurance Group Holdings Inc	92,800	2,833,312	(716,761)
Nexon Co Ltd	232,200	3,732,798	(513,259)
NHK Spring Co Ltd	280,500	2,715,808	(814,853)
Nikon Corp	175,400	2,438,071	(166,125)
Nippon Electric Glass Co Ltd	94,000	507,693	(142,135)
Nippon Express Co Ltd	917,000	4,612,313	(1,092,290)
Nippon Shokubai Co Ltd	60,600	3,646,437	(607,629)
Nippon Telegraph & Telephone Corp	133,700	5,847,140	568,586
Nippon Yusen KK	747,000	2,052,803	(401,913)
Nisshin Seifun Group Inc	47,100	780,081	(81,722)
Nitori Holdings Co Ltd	14,500	1,229,529	326,375
Nitto Denko Corp	8,300	1,210,663	(131,672)
NOK Corp	146,600	4,378,413	(2,520,949)
Nomura Research Institute Ltd	47,690	1,772,297	(307,298)
NSK Ltd	126,400	1,189,163	(399,167)
NTN Corp	543,000	1,806,369	(509,006)
NTT Data Corp	18,200	900,647	(78,274)
Obayashi Corp	73,300	746,317	(8,034)
Obic Co Ltd	8,800	517,240	37,484
Oracle Corp Japan	25,800	1,191,651	2,361
Osaka Gas Co Ltd	768,000	3,041,000	(457,808)
Otsuka Corp	87,600	4,234,025	(862,937)
Otsuka Holdings Co Ltd	136,000	5,121,893	766,603
Panasonic Corp	513,200	10,530,884	(3,956,591)
Pola Orbis Holdings Inc	54,800	3,656,472	1,092,575
Recruit Holdings Co Ltd	93,300	3,470,033	(103,718)
Resona Holdings Inc	195,500	1,178,483	(527,107)
Rohm Co Ltd	76,300	4,242,042	(1,804,778)
Sankyo Co Ltd	82,085	3,085,919	(381,490)
Santen Pharmaceutical Co Ltd	238,800	3,707,470	(89,428)
Seiko Epson Corp	92,900	1,607,569	(164,001)
Sekisui Chemical Co Ltd	378,700	5,265,445	(950,035)
Shimadzu Corp	116,000	1,768,818	(351,366)
Shimamura Co Ltd	27,800	3,022,914	988,948
Shin-Etsu Chemical Co Ltd	26,400	2,024,119	(361,651)
Shionogi & Co Ltd	26,000	1,124,621	118,890
SMC Corp	3,000	845,145	(41,076)
Sojitz Corp	4,117,000	8,626,119	261,559
Sompo Japan Nipponkoa Holdings Inc	64,400	2,945,554	(868,427)
Sugi Holdings Co Ltd	35,800	1,954,209	54,094
Sumitomo Chemical Co Ltd	718,000	3,504,915	(990,774)
Sumitomo Corp	207,500	2,079,814	(84,169)
Sumitomo Electric Industries Ltd	26,100	320,462	(3,536)
Sumitomo Heavy Industries Ltd	294,000	1,855,039	(747,787)
Sumitomo Rubber Industries Ltd	148,300	2,673,271	(894,511)
Sundrug Co Ltd	10,200	727,719	202,199
Suzuken Co Ltd	140,400	4,921,209	(1,189,873)
Suzuki Motor Corp	121,600	3,249,372	(200,675)
T&D Holdings Inc	343,495	4,056,307	(1,650,437)
Taiheiyo Cement Corp	1,362,000	3,474,417	(608,749)
TDK Corp	9,000	2,296,178	(253,144)
Teijin Ltd	628,000	2,157,076	(366,757)
The Chugoku Bank Ltd	25,700	398,674	(212,990)
The Dai-ichi Life Insurance Co Ltd	301,700	5,113,011	(1,966,445)
The Gunma Bank Ltd	111,000	771,456	(514,408)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Hachijuni Bank Ltd	96,000	$723,163	($445,801)
The Hiroshima Bank Ltd	77,000	460,434	(292,483)
The Iyo Bank Ltd	38,900	481,356	(337,361)
Toho Gas Co Ltd	223,000	1,552,190	131,744
Tohoku Electric Power Co Inc	280,600	3,887,128	(1,058,492)
Tokio Marine Holdings Inc	30,800	1,004,686	(7,925)
Tokyo Broadcasting System Holdings Inc	33,800	462,755	(25,504)
Tokyo Electric Power Co Holdings Inc	1,166,200	6,962,193	(2,338,478)
Tokyo Gas Co Ltd	1,056,000	5,421,319	(1,772,410)
Toppan Printing Co Ltd	404,000	3,476,579	(347,626)
Tosoh Corp	544,000	2,313,352	90,991
Toyo Suisan Kaisha Ltd	55,800	2,038,429	71,765
Toyoda Gosei Co Ltd	67,300	1,321,449	(230,194)
Toyota Boshoku Corp	168,000	2,960,435	415,683
Toyota Tsusho Corp	78,400	1,713,492	(168,095)
West Japan Railway Co	43,100	2,534,101	(102,416)
Yamaguchi Financial Group Inc	48,000	628,808	(297,724)
Yamazaki Baking Co Ltd	44,000	1,165,382	230,273

			(58,956,622)

Total Long Positions			(58,956,622)

Short Positions:

Japan

Advantest Corp	107,400	1,039,660	(86,374)
Aeon Co Ltd	392,200	4,902,978	(402,764)
AEON Financial Service Co Ltd	94,300	2,148,485	356,203
Aisin Seiki Co Ltd	62,700	2,566,044	304,519
Alps Electric Co Ltd	112,900	2,247,058	178,840
ANA Holdings Inc	700,000	1,989,651	308,815
Asahi Glass Co Ltd	234,000	1,307,075	224,996
Asahi Group Holdings Ltd	6,400	281,341	30,190
Asics Corp	202,200	4,586,545	1,584,567
Brother Industries Ltd	27,700	398,076	40,946
Calbee Inc	32,200	1,282,925	28,278
Canon Inc	69,600	2,070,891	157,079
Casio Computer Co Ltd	51,000	838,183	137,296
Century Tokyo Leasing Corp	8,769	301,482	46,983
Chugai Pharmaceutical Co Ltd	89,800	2,940,747	157,434
Credit Saison Co Ltd	256,100	4,786,948	1,098,254
Daikin Industries Ltd	25,000	2,624,688	(56,212)
Daiwa Securities Group Inc	268,000	2,129,181	393,621
Denso Corp	145,700	6,801,684	2,532,419
Don Quijote Holdings Co Ltd	25,400	914,738	(3,152)
Eisai Co Ltd	35,000	3,246,310	725,656
Electric Power Development Co Ltd	61,700	1,835,690	555,326
FANUC Corp	19,200	3,015,260	48,368
Fast Retailing Co Ltd	19,500	8,202,025	2,442,950
Hamamatsu Photonics KK	173,096	4,632,852	306,094
Hirose Electric Co Ltd	11,100	1,633,443	403,786
Hitachi Construction Machinery Co Ltd	48,400	1,161,908	115,115
Hitachi Ltd	388,000	2,857,007	1,322,400
Honda Motor Co Ltd	36,000	2,365,532	595,880
IHI Corp	1,630,000	5,547,608	1,138,981
Iida Group Holdings Co Ltd	12,700	239,926	3,401
Isetan Mitsukoshi Holdings Ltd	302,100	5,991,253	2,964,363
J Front Retailing Co Ltd	187,800	3,520,377	1,670,188
Japan Display Inc	722,400	3,789,072	2,057,513
Japan Post Bank Co Ltd	42,000	539,278	73,929
Japan Post Holdings Co Ltd	26,300	370,199	69,823
Japan Tobacco Inc	94,700	3,837,958	172,160
JFE Holdings Inc	165,000	2,441,695	631,129
JGC Corp	31,000	1,301,901	188,463

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Kakaku.com Inc	45,400	$877,494	$73,959
Kansai Paint Co Ltd	56,600	857,523	(211,210)
Kao Corp	13,600	650,697	(50,708)
Kawasaki Heavy Industries Ltd	81,000	234,138	8,075
Keihan Holdings Co Ltd	91,000	639,194	73,634
Keikyu Corp	219,000	1,888,284	(102,355)
Keio Corp	176,000	1,465,832	15,840
Keisei Electric Railway Co Ltd	80,000	1,071,706	152,517
Keyence Corp	3,700	2,006,980	(338,571)
Kikkoman Corp	60,000	1,775,344	(186,955)
Kintetsu Group Holdings Co Ltd	744,000	2,608,886	(158,153)
Kirin Holdings Co Ltd	226,700	3,296,063	(225,157)
Kobe Steel Ltd	4,108,000	3,702,226	600,988
Koito Manufacturing Co Ltd	7,300	333,329	12,916
Komatsu Ltd	25,700	393,876	(3,401)
Kubota Corp	153,100	2,460,918	799,748
Kyowa Hakko Kirin Co Ltd	58,400	944,747	29,102
Kyushu Electric Power Co Inc	794,400	13,589,588	2,361,641
M3 Inc	11,500	278,712	(97,834)
Mabuchi Motor Co Ltd	22,400	1,052,543	146,248
Makita Corp	29,643	1,582,523	(133,188)
Marubeni Corp	263,300	1,185,412	174,455
Marui Group Co Ltd	572,447	7,014,970	206,337
Minebea Co Ltd	272,100	5,021,067	2,762,836
MISUMI Group Inc	219,100	3,227,248	(507,892)
Mitsubishi Corp	13,100	425,794	(1,438)
Mitsubishi Heavy Industries Ltd	613,000	3,354,030	764,897
Mitsubishi Logistics Corp	276,000	3,648,845	255,075
Mitsubishi Materials Corp	81,000	208,818	20,820
Mitsubishi UFJ Financial Group Inc	150,300	737,534	126,635
Mitsui OSK Lines Ltd	2,721,000	7,531,032	1,713,256
Mizuho Financial Group Inc	632,800	976,397	117,387
Murata Manufacturing Co Ltd	17,000	1,961,179	165,953
Nagoya Railroad Co Ltd	274,000	1,339,001	(91,219)
NGK Insulators Ltd	72,000	1,923,173	303,611
NGK Spark Plug Co Ltd	258,800	6,906,598	4,174,080
Nidec Corp	120,200	9,151,223	1,260,257
Nippon Paint Holdings Co Ltd	143,700	3,820,873	148,322
Nippon Steel & Sumitomo Metal Corp	110,100	3,069,999	194,929
Nissan Motor Co Ltd	240,100	4,561,619	344,115
Nomura Holdings Inc	698,100	3,623,165	1,543,672
Odakyu Electric Railway Co Ltd	444,000	4,648,249	36,054
Oji Holdings Corp	70,000	427,877	88,239
Omron Corp	27,800	861,448	(3,441)
Ono Pharmaceutical Co Ltd	57,400	1,822,320	(804,562)
Oriental Land Co Ltd	86,000	5,810,831	208,764
Park24 Co Ltd	62,300	1,734,871	(260,679)
Pigeon Corp	220,300	5,072,362	(939,333)
Rakuten Inc	387,200	4,593,165	842,285
Ricoh Co Ltd	598,300	6,450,075	1,784,629
Rinnai Corp	15,000	1,333,041	65,821
Ryohin Keikaku Co Ltd	3,000	619,494	(52,066)
Sega Sammy Holdings Inc	112,200	1,575,630	317,604
Seibu Holdings Inc	79,200	2,354,638	1,122,734
Sekisui House Ltd	122,500	2,145,653	174,679
Seven & i Holdings Co Ltd	17,600	746,278	80,828
Seven Bank Ltd	216,200	880,911	295,904
Shikoku Electric Power Co Inc	190,200	2,734,737	783,129
Shimano Inc	29,300	4,518,796	676,892
Shimizu Corp	67,000	601,541	(2,604)
Shinsei Bank Ltd	1,383,000	1,854,401	(25,267)
Shiseido Co Ltd	132,900	2,835,505	(162,229)
SoftBank Group Corp	100,200	7,786,647	1,284,992
Sohgo Security Services Co Ltd	47,400	2,454,564	347,818
Sony Corp	109,100	2,931,485	(160,018)
Sony Financial Holdings Inc	109,600	1,491,791	331,434
Stanley Electric Co Ltd	103,200	2,441,903	362,699
Sumco Corp	541,700	6,092,505	2,272,331

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sumitomo Dainippon Pharma Co Ltd	54,000	$637,700	($217,772)
Sumitomo Metal Mining Co Ltd	109,000	1,321,248	447,862
Sumitomo Mitsui Financial Group Inc	34,000	1,443,314	179,312
Sumitomo Mitsui Trust Holdings Inc	524,000	2,877,761	984,001
Suntory Beverage & Food Ltd	24,600	1,143,411	103,614
Suruga Bank Ltd	23,000	509,485	4,210
Sysmex Corp	6,300	365,262	(33,782)
Taisei Corp	33,000	641,574	(38,036)
Taisho Pharmaceutical Holdings Co Ltd	6,700	543,628	(109,888)
Taiyo Nippon Sanso Corp	114,100	1,333,888	130,095
Takashimaya Co Ltd	163,000	1,572,437	564,958
Takeda Pharmaceutical Co Ltd	34,500	1,466,384	27,953
Terumo Corp	23,900	892,315	(222,172)
The Bank of Kyoto Ltd	124,000	806,823	122,578
The Chugoku Electric Power Co Inc	261,700	3,773,563	687,881
The Yokohama Rubber Co Ltd	114,800	1,920,516	380,040
THK Co Ltd	75,900	1,426,079	267,968
Tobu Railway Co Ltd	146,000	681,782	(8,457)
Toho Co Ltd	8,000	211,698	(3,806)
Tokyu Corp	171,000	1,443,781	79,145

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Toray Industries Inc	67,000	$664,159	$97,761
TOTO Ltd	29,100	1,358,203	(97,102)
Toyo Seikan Group Holdings Ltd	170,700	3,350,533	282,749
Toyota Industries Corp	99,800	5,317,811	2,084,239
Toyota Motor Corp	42,700	2,958,386	341,405
Tsuruha Holdings Inc	8,000	870,785	(73,132)
Unicharm Corp	380,100	9,101,466	524,794
Yahoo Japan Corp	611,600	3,042,823	174,314
Yakult Honsha Co Ltd	75,800	4,101,099	804,096
Yamada Denki Co Ltd	59,000	294,251	(15,923)
Yamaha Corp	9,700	817,379	65,604
Yamaha Motor Co Ltd	194,000	3,291,515	460,360
Yamato Holdings Co Ltd	359,000	8,301,500	381,018
Yaskawa Electric Corp	446,400	5,705,110	732,070
Yokogawa Electric Corp	20,000	567,644	68,636

			56,803,917

Total Short Positions			56,803,917

Total Long and Short Positions			(2,152,705)

Net Cash and Other Receivables (Payables) (3)			1,495,612

			($657,093)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/02/17	$184,071

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

DSV AS	20,015	$2,431,334	$36,747
GN Store Nord AS	12,066	245,786	(20,405)
ISS AS	66,972	2,620,050	(25,345)
Jyske Bank AS	5,706	223,410	(2,486)
Novo Nordisk AS ‘B’	22,706	1,865,816	(35,847)
Pandora AS	24,495	5,074,220	260,599
TDC AS	816,009	4,182,755	(62,896)
Vestas Wind Systems AS	38,459	3,767,238	146,490

			296,857

Total Long Positions			296,857

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

Carlsberg AS ‘B’	3,568	$2,193,763	($5,547)
Coloplast AS ‘B’	3,291	246,836	(6,959)
Genmab AS	4,154	641,669	(128,186)
Novozymes AS ‘B’	61,653	2,979,400	(71,141)
Tryg AS	117,745	2,257,185	80,903

			(130,930)

Total Short Positions			(130,930)

Total Long and Short Positions			165,927

Net Cash and Other Receivables (Payables) (3)			18,144

			$184,071

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/03/17	($396,098)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Marine Harvest ASA	19,626	$1,217,431	$40,238
Norsk Hydro ASA	223,895	965,447	(109,247)
Telenor ASA	132,308	2,339,548	46,290
Yara International ASA	44,416	1,782,300	(303,855)

			(326,574)

United Kingdom

Subsea 7 SA	130,547	1,172,221	155,377

Total Long Positions			(171,197)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

DNB ASA	84,307	$1,093,122	$42,591
Gjensidige Forsikring ASA	81,551	1,703,697	(36,354)
Schibsted ASA ‘A’	96,295	2,824,016	(163,531)
Statoil ASA	48,983	1,158,775	(50,331)

			(207,625)

Total Short Positions			(207,625)

Total Long and Short Positions			(378,822)

Net Cash and Other Receivables (Payables) (3)			(17,276)

			($396,098)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/03/17	$1,987,687

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Luxembourg

Millicom International Cellular SA SDR	13,974	$846,398	$53,800

Sweden

Axfood AB	21,213	394,189	30,641
BillerudKorsnas AB	147,949	2,582,089	63,908
Boliden AB	146,698	3,178,558	467,394
Bonava AB ‘B’	93,746	—	1,130,177
Electrolux AB ‘B’	189,744	5,677,184	271,711
Husqvarna AB ‘B’	199,022	1,596,052	(32,877)
ICA Gruppen AB	7,846	257,643	18,419
NCC AB ‘B’	129,569	4,270,020	(1,077,982)
Saab AB ‘B’	17,081	564,971	(18,242)
Securitas AB ‘B’	75,502	2,842,687	(19,501)
Skanska AB ‘B’	76,014	1,674,486	2,321
SSAB AB ‘A’	100,201	321,662	(80,382)
Swedish Match AB	70,928	2,437,026	159,462
Swedish Orphan Biovitrum AB	63,970	2,015,075	(151,462)
Telefonaktiebolaget LM Ericsson ‘B’	182,316	1,382,251	52,455
Telia Co AB	500,000	2,449,427	42,871

			858,913

Total Long Positions			912,713

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	35,316	$581,824	($4,372)
Assa Abloy AB ‘B’	253,289	5,179,419	(257,704)
Atlas Copco AB ‘A’	21,657	594,658	1,939
Getinge AB ‘B’	51,120	1,112,100	124
Hennes & Mauritz AB ‘B’	127,453	4,718,512	728,793
Hexagon AB ‘B’	64,888	2,598,753	109,047
Modern Times Group MTG AB ‘B’	16,140	485,238	35,322
Nordea Bank AB	78,769	777,347	69,569
Sandvik AB	129,018	1,396,144	33,427
Skandinaviska Enskilda Banken AB ‘A’	186,748	1,872,026	145,458
Svenska Cellulosa AB SCA ‘B’	41,837	1,293,797	(90,236)
Svenska Handelsbanken AB ‘A’	277,000	3,694,276	143,491
Swedbank AB ‘A’	134,590	2,830,757	(139,999)
Volvo AB ‘B’	121,869	2,206,039	207,402

			982,261

Total Short Positions			982,261

Total Long and Short Positions			1,894,974

Net Cash and Other Receivables (Payables) (3)			92,713

			$1,987,687

Total Basket Swaps			$9,591,662

(1)	The expiration dates may vary by the underlying investment in each basket swap.
(2)	Notional amount represents the value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (losses) realized within the swap when the swap resets.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Total Return Swaps

Receive Total Return	Pay Total Return	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	GSC	07/29/16	1	$1,411	$-	$1,411
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	09/16/16	309	1,053,418	-	1,053,418

					$1,054,829	$-	$1,054,829

Total Swap Agreements					$10,646,491	$-	$10,646,491

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$1,012,539,764	$272,962,651	$739,577,113	$-
	Derivatives:
	Equity Contracts
	Futures	7,213,496	7,213,496	-	-
	Swaps	15,375,723	-	15,375,723	-

	Total Equity Contracts	22,589,219	7,213,496	15,375,723	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,498,328	-	4,498,328	-

	Total Assets - Derivatives	27,087,547	7,213,496	19,874,051	-

	Total Assets	1,039,627,311	280,176,147	759,451,164	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(4,132,642)	(4,132,642)	-	-
	Swaps	(4,729,232)	-	(4,729,232)	-

	Total Equity Contracts	(8,861,874)	(4,132,642)	(4,729,232)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,920,161)	-	(4,920,161)	-

	Total Liabilities - Derivatives	(13,782,035)	(4,132,642)	(9,649,393)	-

	Total Liabilities	(13,782,035)	(4,132,642)	(9,649,393)	-

	Total	$1,025,845,276	$276,043,505	$749,801,771	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.7%

Singapore - 0.7%

Yoma Strategic Holdings Ltd *	14,753,033	$6,190,382

Total Common Stocks (Cost $5,926,490)		6,190,382

	Principal Amount

CORPORATE BONDS & NOTES - 3.6%

Angola - 1.4%

Republic of Angola via Northern Lights 7.000% due 08/16/19 ~	$12,471,875	12,594,100

Azerbaijan - 0.5%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	4,400,000	4,395,600

Georgia - 1.7%

Bank of Georgia JSC 7.750% due 07/05/17 ~	8,333,000	8,716,318
11.000% due 06/01/18	GEL 6,870,000	2,996,856
Georgian Oil & Gas Corp JSC 6.750% due 04/26/21 ~	$2,695,000	2,789,325

		14,502,499

Total Corporate Bonds & Notes (Cost $30,808,920)		31,492,199

SENIOR LOAN NOTES - 1.3%

Ethiopia - 0.7%

Ethiopian Railways Corp 4.615% due 08/02/21 § +	6,700,000	6,378,829

Suriname - 0.6%

The Republic of Suriname 8.570% due 09/30/17 § +	4,575,000	4,661,993

Total Senior Loan Notes (Cost $10,834,372)		11,040,822

MORTGAGE-BACKED SECURITIES - 0.5%

United States - 0.5%

Fannie Mae (IO) 5.797% due 03/25/33 - 04/25/43 " §	11,636,760	2,162,280
Freddie Mac (IO) 5.808% due 02/15/33 " §	4,380,072	822,547
6.178% due 05/15/36 " §	4,746,666	938,755

		3,923,582

Total Mortgage-Backed Securities (Cost $3,422,967)		3,923,582

FOREIGN GOVERNMENT BONDS & NOTES - 78.4%

Albania - 2.8%

Albania Government 5.750% due 11/12/20 ~	EUR 20,082,000	23,762,443

	Principal Amount	Value
Argentina - 3.1%

Argentine Bonad 0.750% due 02/22/17	$3,153,000	$3,066,671
0.750% due 06/09/17	3,350,000	3,193,254
0.750% due 09/21/17	3,144,471	2,955,646
1.750% due 10/28/16	3,099,000	3,051,709
2.400% due 03/18/18	2,214,152	2,079,509
City of Buenos Aires Argentina 7.500% due 06/01/27 ~	11,787,000	12,317,415

		26,664,204

Armenia - 1.3%

Armenia Government 7.150% due 03/26/25 ~	11,394,000	11,621,880

Barbados - 1.5%

Barbados Government 6.625% due 12/05/35	12,989,000	10,650,980
6.625% due 12/05/35 ~	2,130,000	1,746,600
7.000% due 08/04/22 ~	979,000	970,189

		13,367,769

Belarus - 2.1%

Belarus International 8.950% due 01/26/18 ~	17,028,000	17,785,746

Croatia - 0.3%

Croatia Government 3.000% due 03/11/25 ~	EUR 2,548,000	2,696,864

Cyprus - 3.8%

Cyprus Government 3.875% due 05/06/22 ~	6,565,000	7,479,302
4.250% due 11/04/25 ~	10,798,000	12,426,380
4.625% due 02/03/20 ~	5,291,000	6,275,658
4.750% due 06/25/19 ~	5,840,000	6,944,845

		33,126,185

Dominican Republic - 3.2%

Dominican Republic 5.500% due 01/27/25 ~	$5,148,000	5,263,830
8.625% due 04/20/27 ~	3,430,000	4,090,275
10.400% due 05/10/19 ~	DOP 354,200,000	7,819,228
13.500% due 08/04/17 ~	29,400,000	665,175
14.000% due 06/08/18 ~	268,400,000	6,285,654
16.000% due 02/10/17 ~	144,600,000	3,262,918

		27,387,080

Ecuador - 3.2%

Ecuador Government 7.950% due 06/20/24 ~	$28,938,000	25,393,095
10.500% due 03/24/20 ~	2,052,000	2,041,740

		27,434,835

Georgia - 0.2%

Georgia Treasury 10.750% due 07/09/17	GEL 415,000	183,686
13.375% due 03/10/18	3,820,000	1,782,612

		1,966,298

Honduras - 1.3%

Honduras Government 7.500% due 03/15/24 ~	$2,473,000	2,695,570
8.750% due 12/16/20 ~	7,647,000	8,602,875

		11,298,445

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Iceland - 4.3%

Iceland Rikisbref 6.250% due 02/05/20	ISK 957,240,000	$ 5,284,380
6.500% due 01/24/31	232,544,000	1,312,576
7.250% due 10/26/22	1,497,242,288	8,669,971
8.000% due 06/12/25	1,083,305,000	6,674,179
8.750% due 02/26/19	2,559,963,000	14,923,504

		36,864,610

Iraq - 3.9%

Iraq Government 5.800% due 01/15/28 ~	$43,504,000	33,280,560

Ivory Coast - 0.2%

Ivory Coast Government 6.375% due 03/03/28 ~	1,430,000	1,388,887

Kenya - 2.1%

Kenya Government 6.875% due 06/24/24 ~	17,364,000	16,106,326
Kenya Infrastructure 11.000% due 10/12/26	KES 226,200,000	2,106,387

		18,212,713

Lebanon - 1.5%

Lebanon Treasury 5.840% due 09/01/16	LBP 2,889,420,000	1,920,212
6.180% due 07/28/16	14,428,420,000	9,578,599
6.180% due 12/29/16	2,306,910,000	1,538,221
6.180% due 01/26/17	498,980,000	332,896

		13,369,928

Macedonia - 4.7%

Macedonia Government 3.975% due 07/24/21 ~	EUR 28,060,000	30,400,015
4.875% due 12/01/20 ~	8,975,000	10,096,955

		40,496,970

Mongolia - 4.8%

Development Bank of Mongolia LLC 5.750% due 03/21/17 ~	$7,166,000	7,175,316
Mongolia Government 4.125% due 01/05/18 ~	13,713,000	13,370,175
5.125% due 12/05/22 ~	13,330,000	10,989,332
10.875% due 04/06/21 ~	9,803,000	10,338,900

		41,873,723

New Zealand - 3.0%

New Zealand Government 2.500% due 09/20/35 ^ ~	NZD 23,230,000	18,769,218
3.000% due 09/20/30 ^ ~	8,628,285	7,220,836

		25,990,054

Nigeria - 1.1%

Nigeria Government 5.125% due 07/12/18 ~	$9,172,000	9,214,466

Paraguay - 0.1%

Paraguay Government 6.100% due 08/11/44 ~	1,069,000	1,162,537

Russia - 5.9%

Russian Federal 7.600% due 07/20/22	RUB 145,987,000	2,207,631
8.500% due 09/17/31	3,059,806,000	48,974,122

		51,181,753

	Principal Amount	Value
Rwanda - 0.8%

Rwanda Government 6.625% due 05/02/23 ~	$7,515,000	$ 7,328,628

Serbia - 7.0%

Serbia Government 7.250% due 09/28/21 ~	8,903,000	10,211,741
Serbia Treasury 10.000% due 03/02/18	RSD 1,318,200,000	12,939,535
10.000% due 03/20/21	716,450,000	7,508,115
10.000% due 06/05/21	790,410,000	8,341,046
10.000% due 02/05/22	2,007,050,000	21,395,574

		60,396,011

Sri Lanka - 7.7%

Sri Lanka Government 5.875% due 07/25/22 ~	$3,607,000	3,509,961
6.125% due 06/03/25 ~	3,480,000	3,268,214
6.250% due 07/27/21 ~	1,657,000	1,672,783
6.850% due 11/03/25 ~	9,325,000	9,130,183
8.000% due 11/15/18	LKR 1,769,960,000	11,354,114
8.000% due 11/01/19	45,000,000	279,626
8.750% due 10/15/18	817,000,000	5,319,234
9.250% due 05/01/20	691,100,000	4,392,905
9.450% due 10/15/21	451,000,000	2,799,259
10.000% due 10/01/22	448,250,000	2,806,651
10.250% due 03/15/25	1,499,520,000	9,122,054
10.600% due 07/01/19	62,040,000	417,733
10.600% due 09/15/19	65,000,000	436,054
11.000% due 08/01/21	281,980,000	1,875,230
11.000% due 06/01/26	678,510,000	4,255,634
11.000% due 05/15/30	138,000,000	843,337
11.200% due 07/01/22	127,200,000	845,297
11.500% due 09/01/28	721,480,000	4,611,290

		66,939,559

Tanzania - 4.0%

Tanzania Government 6.892% due 03/09/20 § ~	$33,380,444	34,298,407

Thailand - 1.4%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 434,247,872	11,705,992

Venezuela - 1.1%

Venezuela Government 9.250% due 09/15/27	$18,794,000	9,162,075

Zambia - 2.0%

Zambia Government 5.375% due 09/20/22 ~	8,724,000	6,848,340
8.500% due 04/14/24 ~	8,960,000	7,829,248
8.970% due 07/30/27 ~	3,157,000	2,746,590

		17,424,178

Total Foreign Government Bonds & Notes (Cost $681,527,322)		677,402,800

PURCHASED OPTIONS - 2.0%
(See Note (g) in Notes to Schedule of Investments) (Cost $15,417,854)		17,466,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 11.1%

Foreign Government Issues - 1.4%

Georgia Treasury Bills (Georgia) 7.140% due 06/01/17	GEL 1,684,000	$ 670,709
Iceland Rikisvixill (Iceland) 1.217% due 10/17/16	ISK 569,412,700	3,114,384
Lebanon Treasury Bills (Lebanon) 4.960% due 07/28/16	LBP 2,127,150,000	1,406,650
4.995% due 07/28/16	5,158,440,000	3,411,194
5.286% due 12/15/16	1,124,240,000	729,835
5.355% due 12/15/16	4,810,880,000	3,123,132

		12,455,904

U.S. Treasury Bills - 3.6%

0.228% due 08/18/16 ‡	$17,000,000	16,995,053
0.445% due 09/22/16 ‡	14,000,000	13,992,356

		30,987,409

Repurchase Agreement - 6.1%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $52,649,725; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $53,704,875)	52,649,681	52,649,681

Total Short-Term Investments (Cost $96,331,997)		96,092,994

TOTAL INVESTMENTS - 97.6% (Cost $844,269,922)		843,609,279

OTHER ASSETS & LIABILITIES, NET - 2.4%		20,882,062

NET ASSETS - 100.0%		$864,491,341

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	78.4%
Short-Term Investments	11.1%
Corporate Bonds & Notes	3.6%
Others (each less than 3.0%)	4.5%

97.6%
Other Assets & Liabilities, Net	2.4%

100.0%

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United States (Includes Short-Term Investment)	10.2%
Sri Lanka	7.7%
Serbia	7.0%
Russia	5.9%
Mongolia	4.8%
Macedonia	4.7%
Iceland (Includes Short-Term Investment)	4.6%
Tanzania	4.0%
Iraq	3.9%
Cyprus	3.8%
Ecuador	3.2%
Dominican Republic	3.2%
Argentina	3.1%
New Zealand	3.0%
Others (each less than 3.0%)	26.5%

95.6%
Purchased Options	2.0%
Other Assets & Liabilities, Net	2.4%

100.0%

(c)	Investments with a total aggregate value of $11,040,822 or 1.3% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	As of June 30, 2016, investments with a total aggregate value of $11,563,132 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(e)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Interest Rate Swap (09/16)	9	($8,436)
Nikkei 225 Index (09/16)	4	(11,200)

		(19,636)

Short Futures Outstanding
S&P 500 E-Mini Index (09/16)	178	(205,046)
TOPIX Index (09/16)	27	41,990
U.S. 5-Year Interest Rate Swap (09/16)	771	(694,245)
U.S. 10-Year Interest Rate Swap (09/16)	706	(1,262,981)
U.S. 30-Year Interest Rate Swap (09/16)	11	(50,531)

		(2,170,813)

Total Futures Contracts		($2,190,449)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	50,728,000	USD	13,739,978	02/18	BNP	($11,035)
BRL	62,600,000	USD	17,350,236	08/16	BNP	1,968,366
CAD	45,580,000	USD	35,167,003	08/16	SCB	118,019
CLP	409,950,000	USD	597,725	08/16	BNP	19,314
CNH	166,107,951	USD	25,289,607	07/16	GSC	(388,034)
CNH	92,481,609	USD	14,077,420	07/16	SCB	(213,318)
CNH	30,105,000	USD	4,551,364	09/16	BOA	(46,557)
CNH	33,041,000	USD	4,984,011	09/16	SCB	(39,870)
CNH	36,227,000	USD	5,445,049	11/16	BOA	(40,169)
CNH	89,076,000	USD	13,424,765	11/16	CIT	(137,921)
CNH	100,062,000	USD	15,047,856	11/16	GSC	(119,378)
CNH	103,420,000	USD	15,442,736	05/17	SCB	(180,624)
CNH	52,371,880	USD	7,726,745	06/17	CIT	(9,158)
CNH	12,734,120	USD	1,879,519	06/17	GSC	(3,003)
EUR	10,911,745	RON	49,517,500	02/17	BNP	34,394
EUR	17,347,716	SEK	162,257,000	07/16	DUB	72,266
EUR	6,571,160	SEK	61,730,000	07/16	GSC	(4,516)
EUR	11,335,838	SEK	106,070,000	07/16	GSC	41,859
EUR	10,501,382	SEK	99,080,014	07/16	SCB	(58,205)
EUR	9,997,931	SEK	92,955,000	07/16	SCB	107,236
EUR	5,367,734	SEK	50,680,000	08/16	GSC	(34,570)
EUR	15,828,232	SEK	149,291,886	09/16	SCB	(90,617)
EUR	5,203,000	USD	5,896,196	07/16	JPM	(122,167)
EUR	30,277,034	USD	33,447,040	07/16	JPM	152,894
GBP	23,062,000	USD	33,827,803	07/16	DUB	(3,125,737)
IDR	93,392,021,000	USD	6,955,021	07/16	BNP	122,813
IDR	163,467,597,000	USD	12,191,324	07/16	DUB	199,811
IDR	51,432,675,000	USD	3,847,159	07/16	SCB	52,702
IDR	20,419,515,000	USD	1,513,005	08/16	BNP	28,400
IDR	111,729,357,000	USD	8,225,434	08/16	GSC	215,132
IDR	19,645,771,000	USD	1,455,350	08/16	SCB	27,647
IDR	170,988,527,409	USD	12,572,606	09/16	BNP	290,550
IDR	238,151,026,000	USD	17,428,496	09/16	DUB	487,419
IDR	75,865,976,591	USD	5,567,736	09/16	SCB	139,229
INR	2,226,345,000	USD	32,989,536	08/16	BNP	(217,239)
INR	15,391,000	USD	226,272	08/16	JPM	287
INR	765,090,000	USD	11,337,942	08/16	SCB	(75,646)
LKR	1,742,563,110	USD	11,804,350	07/16	CIT	141,005
MXN	327,040,000	USD	17,634,657	08/16	BNP	167,435
NZD	20,019,419	USD	13,634,212	07/16	GSC	649,450
NZD	1,767,199	USD	1,249,497	08/16	GSC	9,576
RON	76,289,216	EUR	16,904,045	02/17	BNP	(153,422)
RON	49,859,000	EUR	11,053,985	03/17	BNP	(112,382)
RON	36,297,965	EUR	8,055,320	03/17	BOA	(90,149)
RON	93,386,000	EUR	20,699,303	03/17	DUB	(203,286)
RON	4,630,000	EUR	1,017,135	05/17	BNP	(2,912)
RSD	164,000,000	EUR	1,314,735	09/16	DUB	80
RUB	181,042,000	USD	2,697,841	07/16	BNP	114,651
RUB	1,026,870,223	USD	15,303,078	07/16	SCB	649,379
SEK	162,257,000	EUR	17,652,940	07/16	DUB	(411,158)
SEK	190,374,446	EUR	20,785,052	07/16	GSC	(563,149)
SEK	192,035,014	EUR	20,923,747	07/16	SCB	(520,388)
SEK	50,680,000	EUR	5,427,217	08/16	GSC	(31,523)
SEK	65,278,000	EUR	6,934,030	08/16	GSC	22,127
SEK	36,404,000	EUR	3,866,585	09/16	MSC	14,350
SEK	253,134,000	EUR	27,252,859	09/16	SCB	(308,826)
SGD	17,820,400	USD	12,988,914	07/16	BOA	238,519
SGD	2,474,210	USD	1,805,334	07/16	SCB	31,129
THB	190,585,000	USD	5,399,009	07/16	DUB	22,654
TWD	807,044,000	USD	24,995,853	01/17	BNP	135,897
TWD	201,812,000	USD	6,246,116	01/17	BOA	38,603
TWD	189,359,000	USD	5,877,064	01/17	CIT	19,578
TWD	318,243,000	USD	9,854,103	01/17	DUB	55,874
TWD	189,508,000	USD	5,878,951	01/17	GSC	22,391
TWD	106,783,000	USD	3,308,536	01/17	JPM	16,603
TWD	416,437,000	USD	12,858,737	02/17	BNP	111,140
TWD	184,187,000	USD	5,732,555	02/17	CIT	4,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
TWD	544,253,000	USD	16,824,284	02/17	GSC	$125,477
TWD	259,898,000	USD	8,056,355	02/17	SCB	37,538
USD	66,662,955	AED	250,929,000	02/18	BNP	(1,248,648)
USD	1,454,118	AUD	2,016,175	09/16	BNP	(46,118)
USD	15,681,340	AUD	21,295,175	09/16	GSC	(164,400)
USD	17,368,826	AUD	23,591,940	09/16	MSC	(184,699)
USD	34,737,015	CAD	45,580,000	08/16	SCB	(548,007)
USD	4,697,226	CAD	6,034,000	09/16	JPM	26,035
USD	6,405,070	CAD	8,168,000	09/16	SCB	81,853
USD	3,060,778	CLP	2,096,021,000	08/16	BNP	(94,065)
USD	12,987,013	CLP	9,000,000,000	09/16	BNP	(518,096)
USD	24,803,302	CNH	166,107,951	07/16	GSC	(98,270)
USD	13,717,440	CNH	92,481,609	07/16	SCB	(146,661)
USD	4,562,885	CNH	30,105,000	09/16	BOA	58,077
USD	5,007,654	CNH	33,041,000	09/16	SCB	63,513
USD	5,467,401	CNH	36,227,000	11/16	BOA	62,521
USD	13,473,826	CNH	89,076,000	11/16	CIT	186,982
USD	6,699,637	CNH	44,298,000	11/16	DUB	96,237
USD	19,217,250	CNH	127,351,000	11/16	GSC	218,263
USD	16,104,503	CNH	106,487,000	11/16	SCB	230,733
USD	3,882,012	CNH	26,157,000	12/16	BNP	(13,210)
USD	5,964,608	CNH	40,279,000	12/16	SCB	(32,982)
USD	4,087,124	CNH	28,297,000	01/17	SCB	(121,127)
USD	6,516,063	CNH	44,723,000	02/17	CIT	(120,098)
USD	12,842,854	CNH	88,145,000	02/17	SCB	(236,422)
USD	8,218,132	CNH	54,252,000	03/17	CIT	185,525
USD	14,017,222	CNH	92,448,000	03/17	GSC	326,016
USD	20,629,328	CNH	136,043,000	03/17	SCB	481,945
USD	7,802,482	CNH	52,371,880	06/17	CIT	84,895
USD	7,575,577	CNH	50,845,000	06/17	GSC	82,993
USD	2,786,985	EUR	2,443,155	07/16	BNP	73,329
USD	39,800,344	EUR	35,480,034	07/16	JPM	426,382
USD	22,572,545	EUR	20,087,517	08/16	DUB	246,084
USD	43,621,940	EUR	38,893,293	08/16	GSC	383,410
USD	50,950,245	EUR	44,795,362	08/16	SCB	1,138,491
USD	31,454,080	EUR	27,825,552	09/16	GSC	483,960
USD	64,704,673	EUR	57,036,162	09/16	SCB	1,228,141
USD	33,559,065	EUR	30,277,034	10/16	JPM	(155,316)
USD	32,666,278	GBP	23,062,000	07/16	DUB	1,964,212
USD	13,929,662	IDR	190,731,891,000	07/16	BNP	(525,199)
USD	8,556,008	IDR	117,560,402,000	07/16	DUB	(357,962)
USD	8,102,859	IDR	111,729,357,000	08/16	DUB	(337,707)
USD	1,126,901	IDR	15,438,550,000	08/16	GSC	(38,506)
USD	1,793,123	IDR	24,626,736,000	08/16	SCB	(65,871)
USD	1,163,701	INR	78,608,000	08/16	DUB	6,574
USD	8,246,065	INR	556,362,000	08/16	GSC	56,292
USD	14,260,405	LKR	2,112,927,240	07/16	CIT	(219,693)
USD	3,622,991	LKR	533,495,596	08/16	CIT	(11,864)
USD	2,805,969	LKR	411,431,294	08/16	CIT	1,568
USD	6,376,346	NOK	52,131,000	09/16	SCB	148,040
USD	4,355,622	NZD	6,338,400	07/16	GSC	(166,765)
USD	20,838,534	NZD	30,648,283	08/16	GSC	(997,382)
USD	16,302,201	NZD	24,010,159	08/16	SCB	(805,788)
USD	19,577,320	OMR	7,596,000	03/17	BNP	128,931
USD	15,643,312	OMR	6,140,000	05/17	BNP	438
USD	23,465,041	OMR	9,199,000	06/17	BNP	48,586
USD	62,390,943	OMR	24,481,000	08/17	BNP	434,392
USD	3,425,801	PEN	12,189,000	07/16	BNP	(272,907)
USD	3,426,764	PEN	12,189,000	07/16	SCB	(271,944)
USD	11,299,598	PEN	39,475,094	08/16	BNP	(660,884)
USD	5,494,452	PEN	19,313,000	08/16	SCB	(345,805)
USD	2,685,116	PEN	9,363,000	09/16	BNP	(136,152)
USD	3,663,023	PEN	12,903,000	11/16	BNP	(210,917)
USD	11,392,429	PEN	40,900,936	11/16	SCB	(885,955)
USD	9,606,108	PEN	34,828,000	12/16	BNP	(812,893)
USD	4,344,601	RUB	295,002,740	07/16	BOA	(240,794)
USD	4,251,017	RUB	288,814,082	07/16	CIT	(238,184)
USD	16,609,890	RUB	1,115,237,837	07/16	DUB	(758,303)
USD	8,797,983	RUB	602,232,880	08/16	DUB	(511,597)
USD	8,954,725	RUB	614,070,238	08/16	GSC	(524,622)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	20,108,357	SGD	27,465,000	07/16	BOA	($277,910)
USD	16,433,114	SGD	22,416,000	07/16	CIT	(205,465)
USD	14,577,686	SGD	19,558,881	07/16	DUB	60,259
USD	15,294,293	SGD	20,515,000	07/16	SCB	67,195
USD	14,565,999	SGD	19,852,000	09/16	SCB	(157,437)
USD	5,562,909	THB	195,425,000	07/16	DUB	3,561
USD	6,463,459	THB	228,890,121	11/16	DUB	(38,377)
USD	1,072,481	THB	37,998,000	11/16	JPM	(6,881)
USD	4,013,159	THB	141,504,000	11/16	SCB	(6,571)
USD	11,715,438	TWD	395,030,000	01/17	BNP	(585,868)
USD	6,008,992	TWD	201,812,000	01/17	BOA	(275,727)
USD	5,615,629	TWD	189,359,000	01/17	CIT	(281,013)
USD	9,454,860	TWD	318,243,000	01/17	DUB	(455,117)
USD	5,584,605	TWD	189,508,000	01/17	GSC	(316,737)
USD	15,457,276	TWD	518,797,000	01/17	JPM	(698,307)
USD	12,448,621	TWD	416,437,000	02/17	BNP	(521,256)
USD	5,489,925	TWD	184,187,000	02/17	CIT	(246,780)
USD	16,241,428	TWD	544,253,000	02/17	GSC	(708,334)
USD	7,732,528	TWD	259,898,000	02/17	SCB	(361,364)
USD	16,752,191	ZAR	271,027,000	08/16	JPM	(1,472,208)
USD	14,565,823	ZAR	213,819,000	08/16	SCB	132,803
USD	25,577,814	ZAR	389,401,000	09/16	BNP	(481,098)
ZAR	73,469,000	USD	4,815,455	08/16	SCB	143,784

Total Forward Foreign Currency Contracts						($11,469,258)

(g)	Purchased options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.10	07/15/16	GSC	$44,980,000	$1,283,223	$188,916
Call - CNH versus USD	CNH 6.39	07/27/16	SCB	17,320,000	289,244	722,244
Call - CNH versus USD	6.40	07/27/16	DUB	15,240,000	254,965	626,364
Call - CNH versus USD	6.63	09/13/16	BNP	24,190,000	310,479	343,498
Call - CNH versus USD	6.63	09/13/16	JPM	24,190,000	317,494	345,917
Call - INR versus USD	INR 68.24	09/15/16	DUB	20,400,000	312,120	261,120
Call - INR versus USD	68.16	09/16/16	SCB	19,380,000	287,599	261,630
Call - CNH versus USD	CNH 6.63	10/18/16	BNP	21,765,000	335,399	391,770
Call - CNH versus USD	6.63	10/18/16	JPM	21,040,000	325,330	378,720
Call - EUR versus USD	$1.10	11/01/16	DUB	46,187,000	2,276,557	803,654
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	2,549,259	2,793,326
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	2,012,101	6,034,387
Call - CNH versus USD	CNH 6.47	06/15/17	SCB	35,984,000	806,710	1,982,594

					11,360,480	15,134,140

Put - SEK versus EUR	SEK 9.00	09/07/16	GSC	EUR 84,956,000	908,209	122,564

					$12,268,689	$15,256,704

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (03/21)	21,000.00	03/12/21	GSC	291	$3,149,165	$2,209,796

Total Purchased Options					$15,417,854	$17,466,500

(h)	Transactions in written options for the period ended June 30, 2016 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2015	225	409,533,889	$30,903,270
Call Options Written	-	(110,747,000)	(11,590,932)
Call Options Exercised	-	(20,137,000)	(1,025,718)
Call Options Expired	-	(67,240,000)	(1,678,393)
Call Options Closed	(225)	-	(4,401,552)
Put Options Closed	-	(37,627,889)	(485,413)

Outstanding, June 30, 2016	-	173,782,000	$11,721,262

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(i)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 6.39	07/27/16	SCB	$17,320,000	$932,561	($722,244)
Call - CNH versus USD	6.40	07/27/16	GSC	15,240,000	754,380	(626,364)
Call - EUR versus USD	$1.10	11/01/16	CIT	46,187,000	1,596,146	(803,654)
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	3,915,839	(2,793,326)
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	4,522,336	(6,034,387)

Total Written Options					$11,721,262	($10,979,975)

(j)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	0.951%	$2,000,000	($2,056)	$139,006	($141,062)
China Government	1.000%	12/20/17	BOA	0.423%	16,086,000	(141,970)	(128,626)	(13,344)
Thailand Government	1.000%	12/20/17	BOA	0.387%	6,946,000	(65,008)	37,890	(102,898)
Croatia Government	1.000%	12/20/17	DUB	0.951%	4,040,000	(4,154)	285,508	(289,662)
Croatia Government	1.000%	12/20/17	GSC	0.951%	2,000,000	(2,056)	135,003	(137,059)
Lebanon Government	5.000%	12/20/17	JPM	3.279%	2,500,000	(65,907)	(82,869)	16,962
Croatia Government	1.000%	03/20/18	CIT	1.025%	23,998,000	2,831	2,087,266	(2,084,435)
Lebanon Government	5.000%	03/20/18	JPM	3.452%	2,326,000	(63,771)	(98,960)	35,189
Bulgaria Government	1.000%	06/20/18	BNP	0.745%	2,490,000	(13,228)	14,533	(27,761)
Croatia Government	1.000%	06/20/18	BNP	1.081%	5,040,000	6,458	410,400	(403,942)
Croatia Government	1.000%	06/20/18	CIT	1.081%	15,660,000	20,066	1,471,849	(1,451,783)
Lebanon Government	1.000%	06/20/18	GSC	3.584%	14,621,000	714,673	2,024,302	(1,309,629)
Bulgaria Government	1.000%	12/20/18	BNP	0.930%	3,000,000	(6,103)	32,623	(38,726)
Lebanon Government	5.000%	12/20/18	GSC	3.766%	7,382,000	(225,339)	(413,485)	188,146
Poland Government	1.000%	09/20/19	BOA	0.699%	5,360,000	(52,929)	(91,861)	38,932
Croatia Government	1.000%	03/20/20	BNP	2.030%	10,505,000	384,897	862,506	(477,609)
Croatia Government	1.000%	03/20/20	GSC	2.030%	11,070,000	405,599	821,813	(416,214)
Croatia Government	1.000%	06/20/20	CIT	2.139%	3,782,000	162,778	291,497	(128,719)
Croatia Government	1.000%	06/20/20	GSC	2.139%	5,500,000	236,721	426,094	(189,373)
Qatar Government	1.000%	12/20/20	GSC	0.961%	22,380,000	(44,964)	338,571	(383,535)
Qatar Government	1.000%	06/20/21	CIT	1.035%	7,993,760	10,894	48,981	(38,087)
Qatar Government	1.000%	06/20/21	DUB	1.035%	8,450,000	11,516	54,843	(43,327)
Qatar Government	1.000%	06/20/21	GSC	1.035%	8,006,000	10,910	44,716	(33,806)
Mexico Government	1.000%	12/20/22	BNP	1.967%	3,000,000	170,082	127,434	42,648
Spain Government	1.000%	12/20/22	BOA	1.082%	20,000,000	93,169	4,238,614	(4,145,445)
Qatar Government	1.000%	12/20/22	GSC	1.217%	4,650,000	60,308	(41,238)	101,546
South Africa Government	1.000%	12/20/22	JPM	3.045%	6,750,000	790,373	631,672	158,701
South Africa Government	1.000%	03/20/23	BNP	3.080%	50,000,000	6,136,374	4,657,747	1,478,627
Qatar Government	1.000%	12/20/23	GSC	1.304%	18,011,000	374,942	36,676	338,266
Qatar Government	1.000%	09/20/24	GSC	1.361%	2,390,000	64,248	(2,072)	66,320
South Africa Government	1.000%	12/20/25	BNP	3.171%	23,341,000	3,883,881	4,299,915	(416,034)

						12,853,235	22,660,348	(9,807,113)

			Exchange
Colombia Government	1.000%	06/20/21	ICE	2.027%	17,492,663	822,914	1,069,397	(246,483)
Mexico Government	1.000%	06/20/21	ICE	1.565%	13,100,000	342,569	476,555	(133,986)
South Africa Government	1.000%	06/20/21	ICE	2.827%	17,160,000	1,403,588	1,701,513	(297,925)

						2,569,071	3,247,465	(678,394)

						$15,422,306	$25,907,813	($10,485,507)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nigeria Government	1.000%	09/20/16	CIT	2.372%	$1,000,000	($2,767)	($27,585)	$24,818
Republic of Belarus	5.000%	12/20/16	DUB	6.352%	2,480,000	(11,795)	(27,239)	15,444
Croatia Government	1.000%	03/20/17	CIT	0.626%	2,270,000	6,843	(33,829)	40,672
Turkey Government	1.000%	12/20/17	GSC	0.897%	2,560,000	4,678	(45,649)	50,327
Turkey Government	1.000%	09/20/18	MSC	1.235%	66,081,775	(322,165)	(1,365,521)	1,043,356
Slovenia Government	1.000%	12/20/19	GSC	0.753%	4,727,000	41,587	(59,256)	100,843
Slovenia Government	1.000%	03/20/20	BOA	0.753%	7,711,000	67,839	(132,305)	200,144
Kazakhstan Government	1.000%	06/20/20	GSC	1.992%	5,920,000	(221,994)	(301,575)	79,581
Turkey Government	1.000%	06/20/20	GSC	1.937%	5,310,000	(188,190)	(224,746)	36,556
Indonesia Government	1.000%	12/20/20	CIT	1.691%	8,490,000	(247,328)	(449,193)	201,865
Saudi Arabia Government	1.000%	12/20/20	CIT	1.651%	21,838,340	(603,534)	(521,624)	(81,910)
Indonesia Government	1.000%	12/20/20	DUB	1.691%	2,830,000	(82,443)	(155,143)	72,700
Saudi Arabia Government	1.000%	12/20/20	DUB	1.651%	1,900,000	(52,509)	(45,196)	(7,313)
Abu Dhabi Government	1.000%	12/20/20	GSC	0.854%	22,380,000	149,932	(248,394)	398,326
Indonesia Government	1.000%	12/20/20	GSC	1.691%	2,678,000	(78,015)	(139,400)	61,385
Kazakhstan Government	1.000%	12/20/20	MSC	2.120%	1,890,000	(89,259)	(133,917)	44,658
Abu Dhabi Government	1.000%	06/20/21	BNP	0.912%	1,320,000	5,978	3,186	2,792
Indonesia Government	1.000%	06/20/21	BNP	1.812%	4,173,000	(157,375)	(163,093)	5,718
Poland Government	1.000%	06/20/21	BNP	0.995%	3,490,000	1,989	(7,256)	9,245
Saudi Arabia Government	1.000%	06/20/21	CIT	1.740%	6,350,000	(219,732)	(163,007)	(56,725)
Abu Dhabi Government	1.000%	06/20/21	GSC	0.912%	1,300,000	5,887	6,979	(1,092)
Kazakhstan Government	1.000%	06/20/21	GSC	2.221%	1,570,000	(88,903)	(101,829)	12,926
Saudi Arabia Government	1.000%	06/20/21	GSC	1.740%	3,860,000	(133,569)	(100,369)	(33,200)
Saudi Arabia Government	1.000%	06/20/21	JPM	1.740%	1,390,000	(48,099)	(35,960)	(12,139)
Kazakhstan Government	1.000%	06/20/21	MSC	2.221%	5,920,000	(335,226)	(476,876)	141,650
Turkey Government	1.000%	09/20/22	BNP	2.640%	10,543,000	(972,734)	(708,722)	(264,012)

						($3,570,904)	($5,657,519)	$2,086,615

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 25 5Y	1.000%	06/20/21	ICE	$1,000,000	($75,357)	($90,529)	$15,172

					$11,776,045	$20,159,765	($8,383,720)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 151,427,000	$11,956	$-	$11,956
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	151,427,000	11,956	-	11,956
7-Day CNY-CNRR07	BNP	2.450%	06/24/17	74,598,000	5,873	-	5,873
7-Day CNY-CNRR07	SCB	2.463%	06/24/17	159,397,000	15,487	-	15,487
7-Day CNY-CNRR07	DUB	2.453%	06/25/17	179,590,000	14,973	-	14,973
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	156,437,000	21,531	-	21,531
7-Day CNY-CNRR07	JPM	2.490%	06/25/17	156,437,000	21,531	-	21,531
7-Day CNY-CNRR07	SCB	2.501%	06/25/17	187,725,000	28,865	-	28,865
7-Day CNY-CNRR07	SCB	2.445%	07/16/17	146,412,000	11,648	-	11,648
7-Day CNY-CNRR07	GSC	2.450%	07/16/17	151,901,000	13,480	-	13,480
7-Day CNY-CNRR07	DUB	2.457%	07/16/17	116,485,000	11,733	-	11,733
7-Day CNY-CNRR07	GSC	2.450%	08/20/17	78,941,000	7,851	-	7,851
7-Day CNY-CNRR07	SCB	2.450%	08/21/17	50,522,000	5,056	-	5,056
7-Day CNY-CNRR07	DUB	2.453%	08/21/17	55,259,000	5,783	-	5,783
7-Day CNY-CNRR07	DUB	2.455%	08/21/17	105,781,000	11,556	-	11,556
7-Day CNY-CNRR07	DUB	2.460%	08/21/17	139,040,000	16,466	-	16,466
7-Day CNY-CNRR07	BOA	2.215%	03/30/18	82,861,000	(37,003)	-	(37,003)
7-Day CNY-CNRR07	SCB	2.215%	03/30/18	241,224,000	(107,724)	-	(107,724)
7-Day CNY-CNRR07	DUB	2.220%	03/30/18	208,064,000	(90,267)	-	(90,267)
7-Day CNY-CNRR07	GSC	2.490%	05/06/18	97,970,000	9,783	-	9,783
7-Day CNY-CNRR07	BNP	2.500%	05/06/18	177,370,000	22,927	-	22,927
7-Day CNY-CNRR07	JPM	2.500%	05/09/18	352,540,000	38,844	-	38,844
7-Day CNY-CNRR07	DUB	2.510%	05/09/18	168,920,000	23,215	-	23,215
7-Day CNY-CNRR07	SCB	2.510%	05/09/18	173,990,000	23,912	-	23,912
7-Day CNY-CNRR07	GSC	2.560%	05/23/18	52,690,000	25,736	-	25,736
7-Day CNY-CNRR07	BNP	2.575%	05/23/18	27,125,000	14,433	-	14,433
3-Month RUB-MOSPRIME	CSF	11.560%	10/16/18	RUB 1,163,413,000	1,653,673	-	1,653,673
3-Month RUB-MOSPRIME	CSF	11.400%	10/19/18	387,804,000	522,440	-	522,440
3-Month RUB-MOSPRIME	CSF	11.300%	10/20/18	581,706,000	759,511	-	759,511
3-Month RUB-MOSPRIME	CSF	11.250%	10/21/18	380,200,000	489,978	-	489,978
3-Month RUB-MOSPRIME	GSC	10.160%	03/18/20	922,883,000	692,449	-	692,449
1-Day INR-MIBOR	BNP	6.560%	10/12/20	INR 2,111,119,000	79,019	-	79,019

					4,336,671	-	4,336,671

	Exchange
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$4,100,000	149,399	-	149,399
3-Month USD-LIBOR	LCH	1.800%	06/29/20	7,770,000	277,845	-	277,845
3-Month USD-LIBOR	LCH	1.744%	07/31/20	17,530,000	701,984	-	701,984
3-Month USD-LIBOR	LCH	1.750%	07/31/20	4,127,000	199,858	-	199,858
3-Month USD-LIBOR	LCH	1.784%	07/31/20	5,240,000	219,259	-	219,259
3-Month USD-LIBOR	LCH	1.739%	08/12/20	10,407,000	411,912	-	411,912
3-Month USD-LIBOR	LCH	1.621%	08/14/20	11,070,000	380,488	-	380,488
3-Month USD-LIBOR	LCH	1.680%	08/17/20	10,999,000	405,799	-	405,799
3-Month USD-LIBOR	LCH	1.689%	08/17/20	11,737,000	437,731	-	437,731
3-Month USD-LIBOR	LCH	1.698%	08/19/20	16,954,000	638,282	-	638,282
3-Month USD-LIBOR	LCH	1.550%	08/22/20	12,000,000	298,759	-	298,759
3-Month USD-LIBOR	LCH	1.555%	08/22/20	2,988,000	74,982	-	74,982
3-Month USD-LIBOR	LCH	1.560%	08/22/20	5,826,000	147,354	-	147,354
3-Month USD-LIBOR	LCH	1.566%	09/17/20	19,927,000	622,523	-	622,523
3-Month USD-LIBOR	LCH	1.649%	09/18/20	14,457,000	505,389	-	505,389
3-Month USD-LIBOR	LCH	1.650%	09/18/20	5,861,000	205,216	-	205,216
3-Month USD-LIBOR	LCH	1.541%	09/23/20	780,000	23,449	-	23,449
3-Month USD-LIBOR	LCH	1.545%	09/23/20	780,000	23,579	-	23,579
3-Month USD-LIBOR	LCH	1.424%	10/28/20	5,660,000	127,888	-	127,888
3-Month USD-LIBOR	LCH	1.426%	10/28/20	5,660,000	128,517	-	128,517
3-Month USD-LIBOR	LCH	1.383%	10/29/20	5,840,000	121,309	-	121,309
3-Month USD-LIBOR	LCH	1.523%	11/04/20	9,600,000	257,619	-	257,619
3-Month USD-LIBOR	LCH	1.531%	11/05/20	11,670,000	317,632	-	317,632
3-Month USD-LIBOR	LCH	1.533%	11/05/20	5,835,000	159,140	-	159,140
3-Month USD-LIBOR	LCH	1.540%	11/05/20	5,835,000	161,086	-	161,086
3-Month USD-LIBOR	LCH	1.555%	11/09/20	5,647,000	159,283	-	159,283
3-Month USD-LIBOR	LCH	1.668%	11/12/20	7,717,000	255,933	-	255,933
3-Month USD-LIBOR	LCH	1.114%	02/23/21	3,447,000	36,116	-	36,116
3-Month USD-LIBOR	LCH	1.117%	02/23/21	985,000	10,466	-	10,466
3-Month USD-LIBOR	LCH	1.168%	02/25/21	6,686,000	87,476	-	87,476
3-Month USD-LIBOR	LCH	1.170%	02/25/21	3,343,000	44,068	-	44,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.150%	03/03/21	$3,347,000	$40,446	$-	$40,446
3-Month USD-LIBOR	LCH	1.272%	03/07/21	8,384,000	151,208	-	151,208
3-Month USD-LIBOR	LCH	1.158%	06/23/21	4,429,000	38,043	-	38,043
3-Month USD-LIBOR	LCH	1.170%	06/24/21	2,954,000	27,144	-	27,144
3-Month USD-LIBOR	LCH	1.179%	06/24/21	4,054,000	39,049	-	39,049
3-Month USD-LIBOR	LCH	1.189%	06/27/21	4,054,000	40,763	-	40,763
3-Month USD-LIBOR	LCH	1.207%	06/27/21	4,055,000	44,272	-	44,272
3-Month USD-LIBOR	LCH	1.209%	06/27/21	4,054,000	44,760	-	44,760
3-Month USD-LIBOR	LCH	0.966%	06/28/21	4,490,000	(4,066)	-	(4,066)
3-Month USD-LIBOR	LCH	0.959%	06/29/21	4,054,000	(5,168)	-	(5,168)
3-Month USD-LIBOR	LCH	0.968%	06/29/21	4,054,000	(3,269)	-	(3,269)
3-Month USD-LIBOR	LCH	2.100%	07/27/22	7,045,000	628,623	(3,589)	632,212
3-Month USD-LIBOR	LCH	2.058%	07/30/22	7,351,000	481,152	-	481,152
3-Month NZD Bank Bills	LCH	4.052%	06/16/25	NZD 12,865,000	1,072,074	-	1,072,074
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	7,820,000	651,931	-	651,931
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	21,034,000	1,594,985	-	1,594,985
3-Month NZD Bank Bills	LCH	3.805%	07/20/25	8,124,000	632,194	-	632,194
28-Day MXN-TIIE	CME	6.290%	10/01/25	MXN 143,537,000	171,124	-	171,124
28-Day MXN-TIIE	CME	6.235%	10/02/25	237,926,000	227,734	-	227,734
6-Month EUR-LIBOR	LCH	1.000%	06/15/26	EUR 8,946,000	638,461	557,783	80,678

					14,101,801	554,194	13,547,607

					$18,438,472	$554,194	$17,884,278

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	3.010%	06/28/20	SAR 29,100,000	$4,803	$-	$4,803
3-Month SAR-SAIBOR	GSC	2.170%	06/29/20	15,350,000	133,711	-	133,711
3-Month SAR-SAIBOR	DUB	3.025%	08/02/20	64,450,000	(148,895)	-	(148,895)
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	39,120,000	183,537	-	183,537
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	38,879,000	93,094	-	93,094
3-Month SAR-SAIBOR	GSC	2.328%	08/17/20	41,944,000	115,474	-	115,474
3-Month SAR-SAIBOR	GSC	2.395%	08/17/20	43,204,000	81,774	-	81,774
3-Month SAR-SAIBOR	GSC	2.400%	08/17/20	40,793,000	74,611	-	74,611
3-Month SAR-SAIBOR	GSC	2.458%	08/19/20	37,907,000	42,662	-	42,662
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	98,174,000	(313,656)	-	(313,656)
3-Month SAR-SAIBOR	GSC	2.260%	09/17/20	75,022,000	299,091	-	299,091
3-Month SAR-SAIBOR	GSC	2.338%	09/21/20	75,021,000	228,325	-	228,325
3-Month SAR-SAIBOR	GSC	2.228%	09/28/20	27,232,000	122,455	-	122,455
3-Month SAR-SAIBOR	GSC	2.350%	10/29/20	22,000,000	101,974	-	101,974
3-Month SAR-SAIBOR	GSC	2.540%	11/04/20	37,650,000	89,582	-	89,582
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	45,180,000	94,130	-	94,130
3-Month SAR-SAIBOR	GSC	2.580%	11/05/20	22,590,000	41,345	-	41,345
3-Month SAR-SAIBOR	DUB	3.090%	11/12/20	111,080,000	(312,456)	-	(312,456)
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	16,712,000	62,937	-	62,937
3-Month SAR-SAIBOR	DUB	2.637%	02/25/21	40,110,000	178,147	-	178,147
3-Month SAR-SAIBOR	DUB	2.620%	03/03/21	13,200,000	54,898	-	54,898
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	33,426,000	82,438	-	82,438
3-Month AED-EIBOR	GSC	2.500%	06/13/21	AED 6,700,000	(10,041)	-	(10,041)
3-Month AED-EIBOR	GSC	2.505%	06/15/21	6,700,000	(10,247)	-	(10,247)
3-Month AED-EIBOR	GSC	2.590%	06/16/21	6,699,000	(17,430)	-	(17,430)
3-Month AED-EIBOR	GSC	2.520%	06/21/21	6,699,000	(13,906)	-	(13,906)
3-Month AED-EIBOR	GSC	2.755%	06/23/21	17,395,000	(88,745)	-	(88,745)
3-Month AED-EIBOR	DUB	2.740%	06/27/21	14,494,000	(70,349)	-	(70,349)
3-Month AED-EIBOR	DUB	2.760%	06/27/21	14,494,000	(74,113)	-	(74,113)
3-Month AED-EIBOR	GSC	2.785%	06/27/21	11,595,000	(63,053)	-	(63,053)
3-Month AED-EIBOR	DUB	2.795%	06/27/21	14,494,000	(80,699)	-	(80,699)
3-Month AED-EIBOR	GSC	2.795%	06/27/21	11,595,000	(64,558)	-	(64,558)
3-Month AED-EIBOR	DUB	2.395%	06/28/21	14,500,000	(5,143)	-	(5,143)
3-Month AED-EIBOR	DUB	2.370%	06/29/21	15,941,000	(367)	-	(367)
3-Month AED-EIBOR	DUB	2.390%	06/29/21	14,492,000	(4,096)	-	(4,096)
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	SAR 28,211,000	125,261	-	125,261
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	28,073,000	138,624	-	138,624

					1,071,119	-	1,071,119

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	LCH	0.500%	09/21/21	EUR 65,378,000	($2,127,017)	($1,928,300)	($198,717)
6-Month EUR-LIBOR	LCH	1.000%	06/15/26	8,945,838	(638,450)	(420,058)	(218,392)
6-Month EUR-LIBOR	LCH	1.000%	09/21/26	10,811,000	(732,687)	(620,396)	(112,291)
3-Month USD-LIBOR	CME	2.250%	09/21/26	$1,070,000	(82,995)	(75,256)	(7,739)
3-Month USD-LIBOR	LCH	2.750%	09/21/46	3,706,766	(810,325)	(723,448)	(86,877)

					(4,391,474)	(3,767,458)	(624,016)

					($3,320,355)	($3,767,458)	$447,103

					$15,118,117	($3,213,264)	$18,331,381

Total Swap Agreements					$26,894,162	$16,946,501	$9,947,661

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$6,190,382	$-	$6,190,382	$-
	Corporate Bonds & Notes	31,492,199	-	28,495,343	2,996,856
	Senior Loan Notes	11,040,822	-	-	11,040,822
	Mortgage-Backed Securities	3,923,582	-	3,923,582	-
	Foreign Government Bonds & Notes	677,402,800	-	677,402,800	-
	Short-Term Investments	96,092,994	-	96,092,994	-
	Derivatives:
	Credit Contracts
	Swaps	16,394,524	-	16,394,524	-
	Equity Contracts
	Futures	41,990	41,990	-	-
	Purchased Options	2,209,796	-	2,209,796	-

	Total Equity Contracts	2,251,786	41,990	2,209,796	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	16,067,964	-	16,067,964	-
	Purchased Options	15,256,704	-	15,256,704	-

	Total Foreign Currency Contracts	31,324,668	-	31,324,668	-

	Interest Rate Contracts
	Swaps	21,034,842	-	21,034,842	-

	Total Assets - Derivatives	71,005,820	41,990	70,963,830	-

	Total Assets	897,148,599	41,990	883,068,931	14,037,678

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(4,618,479)	-	(4,618,479)	-
	Equity Contracts
	Futures	(216,246)	(216,246)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(27,537,222)	-	(27,537,222)	-
	Written Options	(10,979,975)	-	(10,979,975)	-

	Total Foreign Currency Contracts	(38,517,197)	-	(38,517,197)	-

	Interest Rate Contracts
	Futures	(2,016,193)	(2,016,193)	-	-
	Swaps	(5,916,725)	-	(5,916,725)	-

	Total Interest Rate Contracts	(7,932,918)	(2,016,193)	(5,916,725)	-

	Total Liabilities - Derivatives	(51,284,840)	(2,232,439)	(49,052,401)	-

	Total Liabilities	(51,284,840)	(2,232,439)	(49,052,401)	-

	Total	$845,863,759	($2,190,449)	$834,016,530	$14,037,678

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2016:

	Corporate Bonds & Notes	Senior Loan Notes	Foreign Government Bonds & Notes	Total
Value, Beginning of Period	$-	$-	$18,827,554	$18,827,554
Purchases	3,213,283	4,563,562	-	7,776,845
Sales (Includes Paydowns)	-	-	(3,731,100)	(3,731,100)
Accrued Discounts (Premiums)	-	1,701	(165,619)	(163,918)
Net Realized Gains (Losses)	-	-	(102,697)	(102,697)
Change in Net Unrealized Appreciation (Depreciation)	(216,427)	96,730	(58,081)	(177,778)
Transfers In	-	6,378,829	-	6,378,829
Transfers Out	-	-	(14,770,057)	(14,770,057)

Value, End of Period	$2,996,856	$11,040,822	$-	$14,037,678

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($216,427)	$96,730	$-	($119,697)

Additional information about Level 3 fair value measurements as of June 30, 2016 was as follows:

	Value at 6/30/2016	Valuation Technique	Unobservable Input	Range	Weighted Average
Senior Loan Notes	$11,040,822	Demand Yield Model	Spread on comparable bonds	599.3 - 848.7	721.3

A significant increase in the discount in the spread to treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

The other significant unobservable input with a value of $2,996,856 was provided by a single broker quote.

Transfers between levels of the fair value hierarchy during the period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$6,378,829	2	3	Methodology Approved by the Trustee Valuation Committee (observable inputs)	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)
14,770,057	3	2	Unobservable Single Broker Quote	Vendor Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,281,182	$43,959,249
PD Aggregate Bond Index Portfolio ‘P’ *	17,779,089	216,791,506
PD High Yield Bond Market Portfolio ‘P’ *	2,583,893	34,336,679
PD Large-Cap Growth Index Portfolio ‘P’ *	1,922,483	48,975,635
PD Large-Cap Value Index Portfolio ‘P’ *	2,785,971	64,747,273
PD Small-Cap Growth Index Portfolio ‘P’ *	474,786	10,126,444
PD Small-Cap Value Index Portfolio ‘P’ *	1,042,358	19,972,251
PD Emerging Markets Portfolio ‘P’ *	767,752	10,247,055
PD International Large-Cap Portfolio ‘P’ *	2,950,128	43,192,489

Total Affiliated Mutual Funds (Cost $433,227,683)		492,348,581

TOTAL INVESTMENTS - 100.0% (Cost $433,227,683)		492,348,581

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(106,051)

NET ASSETS - 100.0%		$492,242,530

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	59.9%
Affiliated Equity Funds	40.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	10,819,465	$111,094,447
PD Aggregate Bond Index Portfolio ‘P’ *	44,423,635	541,685,062
PD High Yield Bond Market Portfolio ‘P’ *	7,069,182	93,940,512
PD Large-Cap Growth Index Portfolio ‘P’ *	11,027,513	280,928,086
PD Large-Cap Value Index Portfolio ‘P’ *	13,923,354	323,585,227
PD Small-Cap Growth Index Portfolio ‘P’ *	3,629,465	77,410,744
PD Small-Cap Value Index Portfolio ‘P’ *	5,975,693	114,498,134
PD Emerging Markets Portfolio ‘P’ *	5,876,942	78,438,510
PD International Large-Cap Portfolio ‘P’ *	17,559,856	257,091,872

Total Affiliated Mutual Funds (Cost $1,642,426,788)		1,878,672,594

TOTAL INVESTMENTS - 100.0% (Cost $1,642,426,788)		1,878,672,594

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(386,120)

NET ASSETS - 100.0%		$1,878,286,474

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	60.3%
Affiliated Fixed Income Funds	39.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$492,348,581	$492,348,581	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,878,672,594	$1,878,672,594	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,125,207	$11,553,647
PD Aggregate Bond Index Portfolio ‘P’ *	7,169,017	87,416,284
PD High Yield Bond Market Portfolio ‘P’ *	1,324,939	17,606,769
PD Large-Cap Growth Index Portfolio ‘P’ *	4,369,092	111,303,481
PD Large-Cap Value Index Portfolio ‘P’ *	5,368,204	124,759,558
PD Small-Cap Growth Index Portfolio ‘P’ *	1,697,464	36,204,222
PD Small-Cap Value Index Portfolio ‘P’ *	2,794,121	53,537,151
PD Emerging Markets Portfolio ‘P’ *	2,755,085	36,771,640
PD International Large-Cap Portfolio ‘P’ *	7,448,184	109,048,020

Total Affiliated Mutual Funds (Cost $501,715,440)		588,200,772

TOTAL INVESTMENTS - 100.0% (Cost $501,715,440)		588,200,772

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(121,301)

NET ASSETS - 100.0%		$588,079,471

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	80.2%
Affiliated Fixed Income Funds	19.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,302,755	$54,252,503
Diversified Bond Portfolio ‘P’ *	34,468,530	432,240,191
Floating Rate Income Portfolio ‘P’ *	5,180,859	55,731,363
Floating Rate Loan Portfolio ‘P’ *	6,647,311	55,868,457
High Yield Bond Portfolio ‘P’ *	10,923,272	82,397,280
Inflation Managed Portfolio ‘P’ *	8,022,553	93,177,490
Inflation Strategy Portfolio ‘P’ *	3,568,584	36,827,031
Managed Bond Portfolio ‘P’ *	21,222,034	287,879,602
Short Duration Bond Portfolio ‘P’ *	29,124,558	292,604,415
Emerging Markets Debt Portfolio ‘P’ *	9,306,350	99,860,956
Comstock Portfolio ‘P’ *	2,176,643	28,262,802
Dividend Growth Portfolio ‘P’ *	875,921	15,420,498
Equity Index Portfolio ‘P’ *	575,313	28,433,312
Growth Portfolio ‘P’ *	383,765	8,647,372
Large-Cap Growth Portfolio ‘P’ *	2,112,760	19,373,321
Large-Cap Value Portfolio ‘P’ *	4,806,806	92,969,626
Main Street Core Portfolio ‘P’ *	641,317	21,977,188
Mid-Cap Equity Portfolio ‘P’ *	361,113	6,676,014
Mid-Cap Value Portfolio ‘P’ *	1,854,786	39,106,782
Value Advantage Portfolio ‘P’ *	2,989,338	39,332,216
International Large-Cap Portfolio ‘P’ *	6,297,798	48,802,559
International Value Portfolio ‘P’ *	2,358,807	25,156,029
Absolute Return Portfolio ‘P’ *	11,505,784	108,027,556
Currency Strategies Portfolio ‘P’ *	3,811,464	43,725,745
Equity Long/Short Portfolio ‘P’ *	5,435,910	63,688,441
Global Absolute Return Portfolio ‘P’ *	7,835,049	86,523,246

Total Affiliated Mutual Funds (Cost $2,013,286,088)		2,166,961,995

TOTAL INVESTMENTS - 100.0% (Cost $2,013,286,088)		2,166,961,995

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(366,097)

NET ASSETS - 100.0%		$2,166,595,898

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	77.8%
Affiliated Equity Funds	22.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$588,200,772	$588,200,772	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,166,961,995	$2,166,961,995	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,233,004	$53,538,880
Diversified Bond Portfolio ‘P’ *	46,624,467	584,677,348
Floating Rate Income Portfolio ‘P’ *	6,574,579	70,723,846
Floating Rate Loan Portfolio ‘P’ *	10,122,658	85,077,598
High Yield Bond Portfolio ‘P’ *	15,698,636	118,419,178
Inflation Managed Portfolio ‘P’ *	7,357,072	85,448,303
Inflation Strategy Portfolio ‘P’ *	3,449,083	35,593,801
Managed Bond Portfolio ‘P’ *	28,074,361	380,832,301
Short Duration Bond Portfolio ‘P’ *	24,658,022	247,730,662
Emerging Markets Debt Portfolio ‘P’ *	9,854,267	105,740,323
Comstock Portfolio ‘P’ *	6,895,483	89,534,975
Dividend Growth Portfolio ‘P’ *	2,679,886	47,179,130
Equity Index Portfolio ‘P’ *	1,020,667	50,443,770
Growth Portfolio ‘P’ *	2,370,738	53,419,756
Large-Cap Growth Portfolio ‘P’ *	8,894,329	81,558,086
Large-Cap Value Portfolio ‘P’ *	9,023,051	174,517,067
Long/Short Large-Cap Portfolio ‘P’ *	4,532,180	63,682,595
Main Street Core Portfolio ‘P’ *	2,535,625	86,892,906
Mid-Cap Equity Portfolio ‘P’ *	1,586,412	29,328,487
Mid-Cap Value Portfolio ‘P’ *	5,262,097	110,947,412
Small-Cap Equity Portfolio ‘P’ *	707,028	14,764,144
Small-Cap Growth Portfolio ‘P’ *	1,727,890	22,224,647
Small-Cap Index Portfolio ‘P’ *	628,562	11,010,184
Small-Cap Value Portfolio ‘P’ *	942,314	18,133,171
Value Advantage Portfolio ‘P’ *	8,481,044	111,589,351
Emerging Markets Portfolio ‘P’ *	6,868,226	94,895,481
International Large-Cap Portfolio ‘P’ *	10,394,215	80,546,287
International Small-Cap Portfolio ‘P’ *	8,142,275	93,069,221
International Value Portfolio ‘P’ *	3,885,336	41,436,048
Absolute Return Portfolio ‘P’ *	18,169,358	170,591,706
Currency Strategies Portfolio ‘P’ *	9,432,034	108,205,847
Equity Long/Short Portfolio ‘P’ *	8,967,268	105,062,695
Global Absolute Return Portfolio ‘P’ *	12,925,694	142,739,761

Total Affiliated Mutual Funds (Cost $3,201,097,210)		3,569,554,967

TOTAL INVESTMENTS - 100.0% (Cost $3,201,097,210)		3,569,554,967

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(604,059)

NET ASSETS - 100.0%		$3,568,950,908

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	58.3%
Affiliated Equity Funds	41.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	15,765,418	$161,296,053
Diversified Bond Portfolio ‘P’ *	106,393,094	1,334,184,299
Floating Rate Income Portfolio ‘P’ *	15,997,985	172,092,995
Floating Rate Loan Portfolio ‘P’ *	26,390,977	221,807,450
High Yield Bond Portfolio ‘P’ *	39,688,308	299,379,937
Inflation Managed Portfolio ‘P’ *	22,377,731	259,904,905
Inflation Strategy Portfolio ‘P’ *	11,989,635	123,730,483
Managed Bond Portfolio ‘P’ *	64,756,790	878,434,139
Short Duration Bond Portfolio ‘P’ *	55,102,734	553,598,214
Emerging Markets Debt Portfolio ‘P’ *	30,712,385	329,556,486
Comstock Portfolio ‘P’ *	24,909,368	323,437,752
Dividend Growth Portfolio ‘P’ *	10,763,551	189,491,276
Equity Index Portfolio ‘P’ *	6,081,321	300,553,080
Growth Portfolio ‘P’ *	8,783,502	197,918,309
Large-Cap Growth Portfolio ‘P’ *	32,236,584	295,598,930
Large-Cap Value Portfolio ‘P’ *	33,366,341	645,346,677
Long/Short Large-Cap Portfolio ‘P’ *	20,114,742	282,636,367
Main Street Core Portfolio ‘P’ *	8,827,709	302,515,254
Mid-Cap Equity Portfolio ‘P’ *	14,465,051	267,419,797
Mid-Cap Growth Portfolio ‘P’ *	8,110,190	87,911,562
Mid-Cap Value Portfolio ‘P’ *	22,404,958	472,391,888
Small-Cap Equity Portfolio ‘P’ *	9,823,696	205,138,301
Small-Cap Growth Portfolio ‘P’ *	10,003,150	128,663,525
Small-Cap Index Portfolio ‘P’ *	13,099,966	229,465,104
Small-Cap Value Portfolio ‘P’ *	5,891,612	113,373,716
Value Advantage Portfolio ‘P’ *	35,160,521	462,624,628
Emerging Markets Portfolio ‘P’ *	41,489,362	573,241,627
International Large-Cap Portfolio ‘P’ *	58,343,743	452,114,185
International Small-Cap Portfolio ‘P’ *	36,790,467	420,528,653
International Value Portfolio ‘P’ *	27,096,038	288,971,853
Real Estate Portfolio ‘P’ *	5,114,332	128,869,973
Absolute Return Portfolio ‘P’ *	39,475,126	370,631,091
Currency Strategies Portfolio ‘P’ *	43,716,660	501,524,731
Equity Long/Short Portfolio ‘P’ *	41,561,371	486,943,120
Global Absolute Return Portfolio ‘P’ *	33,699,131	372,142,941

Total Affiliated Mutual Funds (Cost $10,988,106,651)		12,433,439,301

TOTAL INVESTMENTS - 100.0% (Cost $10,988,106,651)		12,433,439,301

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,095,110)

NET ASSETS - 100.0%		$12,431,344,191

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	59.2%
Affiliated Fixed Income Funds	40.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,569,554,967	$3,569,554,967	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$12,433,439,301	$12,433,439,301	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	10,022,438	$102,539,604
Diversified Bond Portfolio ‘P’ *	71,492,462	896,525,481
Floating Rate Income Portfolio ‘P’ *	1,888,763	20,317,741
Floating Rate Loan Portfolio ‘P’ *	2,423,397	20,367,848
High Yield Bond Portfolio ‘P’ *	9,566,775	72,164,843
Inflation Managed Portfolio ‘P’ *	6,164,592	71,598,312
Inflation Strategy Portfolio ‘P’ *	2,972,601	30,676,609
Managed Bond Portfolio ‘P’ *	43,718,466	593,046,587
Emerging Markets Debt Portfolio ‘P’ *	6,833,665	73,328,029
Comstock Portfolio ‘P’ *	21,364,261	277,406,024
Dividend Growth Portfolio ‘P’ *	10,117,070	178,110,030
Equity Index Portfolio ‘P’ *	5,041,908	249,182,870
Growth Portfolio ‘P’ *	10,457,042	235,628,141
Large-Cap Growth Portfolio ‘P’ *	34,389,962	315,344,706
Large-Cap Value Portfolio ‘P’ *	30,325,231	586,527,818
Long/Short Large-Cap Portfolio ‘P’ *	21,669,153	304,477,706
Main Street Core Portfolio ‘P’ *	7,931,839	271,814,853
Mid-Cap Equity Portfolio ‘P’ *	18,774,310	347,086,381
Mid-Cap Growth Portfolio ‘P’ *	8,612,311	93,354,376
Mid-Cap Value Portfolio ‘P’ *	30,191,527	636,565,907
Small-Cap Equity Portfolio ‘P’ *	9,128,081	190,612,467
Small-Cap Growth Portfolio ‘P’ *	9,914,735	127,526,303
Small-Cap Index Portfolio ‘P’ *	19,836,663	347,468,238
Small-Cap Value Portfolio ‘P’ *	9,732,411	187,283,156
Value Advantage Portfolio ‘P’ *	34,533,420	454,373,537
Emerging Markets Portfolio ‘P’ *	51,126,182	706,389,653
International Large-Cap Portfolio ‘P’ *	86,010,879	666,510,858
International Small-Cap Portfolio ‘P’ *	39,209,572	448,179,911
International Value Portfolio ‘P’ *	29,936,648	319,266,183
Real Estate Portfolio ‘P’ *	8,453,321	213,005,182
Absolute Return Portfolio ‘P’ *	25,011,287	234,830,420
Currency Strategies Portfolio ‘P’ *	36,129,057	414,478,504
Equity Long/Short Portfolio ‘P’ *	34,347,699	402,425,988
Global Absolute Return Portfolio ‘P’ *	18,566,918	205,036,373

Total Affiliated Mutual Funds (Cost $9,019,214,713)		10,293,450,639

TOTAL INVESTMENTS - 100.0% (Cost $9,019,214,713)		10,293,450,639

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,739,091)

NET ASSETS - 100.0%		$10,291,711,548

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	77.5%
Affiliated Fixed Income Funds	22.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	9,155,278	$114,808,474
Managed Bond Portfolio ‘P’ *	4,683,423	63,531,238
Comstock Portfolio ‘P’ *	4,748,942	61,663,028
Dividend Growth Portfolio ‘P’ *	2,424,345	42,680,366
Equity Index Portfolio ‘P’ *	1,128,166	55,756,619
Growth Portfolio ‘P’ *	2,347,485	52,895,784
Large-Cap Growth Portfolio ‘P’ *	7,863,914	72,109,520
Large-Cap Value Portfolio ‘P’ *	6,953,224	134,484,028
Long/Short Large-Cap Portfolio ‘P’ *	4,799,500	67,438,762
Main Street Core Portfolio ‘P’ *	1,700,286	58,266,804
Mid-Cap Equity Portfolio ‘P’ *	4,633,734	85,665,256
Mid-Cap Growth Portfolio ‘P’ *	2,256,183	24,456,214
Mid-Cap Value Portfolio ‘P’ *	7,410,786	156,250,907
Small-Cap Equity Portfolio ‘P’ *	3,043,402	63,552,273
Small-Cap Growth Portfolio ‘P’ *	2,302,144	29,610,865
Small-Cap Index Portfolio ‘P’ *	4,509,366	78,988,158
Small-Cap Value Portfolio ‘P’ *	3,476,694	66,902,869
Value Advantage Portfolio ‘P’ *	7,913,210	104,118,080
Emerging Markets Portfolio ‘P’ *	14,714,163	203,299,597
International Large-Cap Portfolio ‘P’ *	22,895,924	177,423,858
International Small-Cap Portfolio ‘P’ *	10,454,453	119,498,271
International Value Portfolio ‘P’ *	8,218,171	87,644,545
Real Estate Portfolio ‘P’ *	2,716,750	68,456,150
Currency Strategies Portfolio ‘P’ *	7,740,793	88,803,657
Equity Long/Short Portfolio ‘P’ *	7,359,237	86,222,610
Global Absolute Return Portfolio ‘P’ *	3,978,046	43,929,963

Total Affiliated Mutual Funds (Cost $1,938,480,879)		2,208,457,896

TOTAL INVESTMENTS - 100.0% (Cost $1,938,480,879)		2,208,457,896

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(377,459)

NET ASSETS - 100.0%		$2,208,080,437

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	89.9%
Affiliated Fixed Income Funds	10.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$10,293,450,639	$10,293,450,639	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,208,457,896	$2,208,457,896	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 99.6%

DFA Intermediate Government Fixed Income Portfolio ‘I’	125,523	$1,641,844
DFA Intermediate Term Extended Quality Portfolio ‘I’	147,873	1,638,432
DFA Large Cap International Portfolio ‘I’	60,766	1,143,009
DFA Short-Term Extended Quality Portfolio ‘I’	82,406	903,164
DFA US Core Equity 1 Portfolio ‘I’	128,590	2,264,477
DFA US Large Co Portfolio ‘I’	96,783	1,586,272
DFA VA International Small Portfolio ‘I’	41,034	450,958
DFA VA Short-Term Fixed Portfolio ‘I’	33,029	338,219
DFA VA US Large Value Portfolio ‘I’	20,965	450,958
DFA VA US Targeted Value Portfolio ‘I’	54,961	901,917

Total Mutual Funds (Cost $11,278,158)		11,319,250

TOTAL INVESTMENTS - 99.6% (Cost $11,278,158)		11,319,250

OTHER ASSETS & LIABILITIES, NET - 0.4%		46,210

NET ASSETS - 100.0%		$11,365,460

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	59.9%
Fixed Income Funds	39.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PSF DFA Balanced Allocation Portfolio
Assets	Mutual Funds	$11,319,250	$11,319,250	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2016 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2016. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of June 30, 2016.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of June 30, 2016.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2016.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the Fund as of June 30, 2016 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Group NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2016 (Unaudited)

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar-United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX EM	Credit Derivatives Index-Emerging Market
CDX HY	Credit Derivatives Index-High Yield
CDX IG	Credit Derivatives Index-Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iTraxx Asia	International Index-Asia
iTraxx Europe	International Index-Europe

Other Abbreviations:
ADR	American Depositary Receipt
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

(1)	For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

(2)	The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

(3)	The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (Unaudited)

(In thousands, except per share amounts)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
ASSETS
Investments, at value	$363,533	$3,720,714	$362,875	$484,308	$820,877	$1,265,582
Repurchase agreements, at value	7,186	2,164	8,504	25,436	41,826	9,411
Cash	-	1,158	2,338	5,412	39	-
Cash (segregated for derivative investments)	-	29,382	-	-	-	2,378
Foreign currency held, at value	-	15,348	-	-	-	1,742
Receivables:
Dividends and interest	2,702	27,265	2,098	3,648	13,795	4,806
Fund shares sold	6	26	-	-	6	3
Securities sold	7,990	151,157	11,614	4,923	4,987	501,810
Variation margin	-	4,761	-	-	-	505
Swap agreements, at value	-	-	-	-	-	3,188
Unfunded loan commitment appreciation	-	-	2	-	-	-
Forward foreign currency contracts appreciation	-	15,178	-	-	-	5,287
Prepaid expenses and other assets	2	24	5	5	7	5
Total Assets	381,419	3,967,177	387,436	523,732	881,537	1,794,717
LIABILITIES
Payables:
Fund shares redeemed	153	1,532	129	365	470	758
Securities purchased	3,640	268,790	23,246	11,459	6,879	110,214
Securities sold short, at value	-	44,931	-	-	-	-
Due to custodian	919	-	-	-	-	320
Sale-buyback financing transactions	-	-	-	-	-	775,071
Due to broker (1)	-	-	-	-	-	3,749
Accrued advisory fees	154	1,181	194	274	290	288
Accrued service fees (Class I only) (2)	-	9	1	4	10	12
Accrued support service expenses	6	60	5	7	14	16
Accrued custodian, and portfolio accounting and tax fees	28	186	54	136	54	72
Accrued shareholder report expenses	5	48	6	9	14	10
Accrued trustees’ fees and expenses and deferred compensation	3	42	4	9	18	19
Accrued interest	-	-	-	-	-	1
Accrued other	7	54	10	12	16	12
Outstanding options written, at value	-	3,887	-	-	-	2,108
Swap agreements, at value	-	360	-	-	-	5,453
Forward foreign currency contracts depreciation	-	6,204	-	-	-	11,477
Unfunded loan commitment depreciation	-	-	-	56	-	-
Other liabilities	-	-	-	-	-	15
Total Liabilities	4,915	327,284	23,649	12,331	7,765	909,595
NET ASSETS	$376,504	$3,639,893	$363,787	$511,401	$873,772	$885,122
NET ASSETS CONSIST OF:
Paid-in capital	$368,440	$3,139,339	$345,557	$708,196	$807,117	$956,224
Undistributed/accumulated earnings (deficit)	8,064	500,554	18,230	(196,795)	66,655	(71,102)
NET ASSETS	$376,504	$3,639,893	$363,787	$511,401	$873,772	$885,122
Class I Shares:
Net Assets	$4,877	$276,961	$44,720	$128,276	$301,416	$374,904
Shares outstanding, $.001 par value (unlimited shares authorized)	478	29,638	4,183	20,119	43,496	36,443
Net Asset Value Per Share	$10.21	$9.35	$10.69	$6.38	$6.93	$10.29
Class P Shares:
Net Assets	$371,627	$3,362,932	$319,067	$383,125	$572,356	$510,218
Shares outstanding, $.001 par value (unlimited shares authorized)	36,324	268,134	29,661	45,584	75,877	43,929
Net Asset Value Per Share	$10.23	$12.54	$10.76	$8.40	$7.54	$11.61

Investments, at cost	$356,551	$3,640,636	$364,998	$504,845	$850,269	$1,257,593
Repurchase agreements, at cost	7,186	2,164	8,504	25,436	41,826	9,411
Foreign currency held, at cost	-	15,104	-	-	-	1,716
Proceeds from securities sold short	-	44,826	-	-	-	-
Premiums received from outstanding options written	-	3,786	-	-	-	3,903

(1)	The Inflation Managed Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the counterparty. The Fund invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(2)	The accrued service fees for the Core Income Portfolio are under $500, in full dollars, and are not shown on the above Statements of Assets and Liabilities due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(In thousands, except per share amounts)

	Inflation Strategy Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Dividend Growth Portfolio
ASSETS
Investments, at value	$217,268	$4,125,229	$1,517,368	$558,520	$997,771	$769,583
Repurchase agreements, at value	7,798	21,554	17,045	44,987	23,449	43,166
Cash	1,849	5,389	-	2,698	27	151
Cash (segregated for derivative investments)	192	1,064	-	4,157	-	-
Foreign currency held, at value	238	13,180	-	2,076	2	-
Receivables:
Dividends and interest	240	19,836	6,204	10,973	2,258	1,717
Fund shares sold	-	294	1,884	157	24	20
Securities sold	19,315	767,154	3,197	10,106	5,093	4,168
Swap agreements	-	-	-	1,027	-	-
Variation margin	231	4,158	27	-	-	-
Swap agreements, at value	1,416	436	-	10,734	-	-
Forward foreign currency contracts appreciation	578	33,838	-	5,885	2,845	-
Prepaid expenses and other assets	3	34	8	6	9	4
Total Assets	249,128	4,992,166	1,545,733	651,326	1,031,478	818,809
LIABILITIES
Payables:
Fund shares redeemed	97	1,447	412	246	813	438
Securities purchased	2,000	1,797,399	18,528	11,165	5,906	2,321
Reverse repurchase agreements	-	763	-	-	-	-
Swap agreements	-	-	-	381	-	-
Due to broker (1)	-	16,844	-	-	-	-
Accrued advisory fees	78	1,021	499	396	589	440
Accrued service fees (Class I only)	1	30	14	1	8	11
Accrued support service expenses	4	51	27	9	17	14
Accrued custodian, and portfolio accounting and tax fees	40	213	50	79	29	20
Accrued shareholder report expenses	4	42	17	10	16	10
Accrued trustees’ fees and expenses and deferred compensation	4	63	20	9	19	11
Accrued foreign capital gains tax	-	-	-	43	-	-
Accrued interest	-	78	-	-	-	-
Accrued other	9	50	19	13	20	13
Outstanding options written, at value	-	3,942	-	-	-	-
Swap agreements, at value	-	4,442	-	15	-	-
Forward foreign currency contracts depreciation	335	39,268	-	9,969	107	-
Other liabilities	-	-	-	10	-	-
Total Liabilities	2,572	1,865,653	19,586	22,346	7,524	3,278
NET ASSETS	$246,556	$3,126,513	$1,526,147	$628,980	$1,023,954	$815,531
NET ASSETS CONSIST OF:
Paid-in capital	$246,099	$2,703,690	$1,544,286	$643,269	$630,044	$743,034
Undistributed/accumulated earnings (deficit)	457	422,823	(18,139)	(14,289)	393,910	72,497
NET ASSETS	$246,556	$3,126,513	$1,526,147	$628,980	$1,023,954	$815,531
Class I Shares:
Net Assets	$19,747	$922,737	$432,213	$20,213	$243,655	$342,650
Shares outstanding, $.001 par value (unlimited shares authorized)	1,950	74,620	44,498	1,898	21,354	21,250
Net Asset Value Per Share	$10.13	$12.37	$9.71	$10.65	$11.41	$16.12
Class P Shares:
Net Assets	$226,809	$2,203,776	$1,093,934	$608,767	$780,299	$472,881
Shares outstanding, $.001 par value (unlimited shares authorized)	21,980	162,455	108,885	56,726	60,095	26,861
Net Asset Value Per Share	$10.32	$13.57	$10.05	$10.73	$12.98	$17.60

Investments, at cost	$216,374	$4,009,193	$1,507,789	$540,870	$929,547	$615,996
Repurchase agreements, at cost	7,798	21,554	17,045	44,987	23,449	43,166
Foreign currency held, at cost	239	13,254	-	2,080	2	-
Premiums received from outstanding options written	-	7,157	-	-	-	-

(1)	The Managed Bond Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the counterparty. The Fund invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(In thousands, except per share amounts)

	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Long/Short Large-Cap Portfolio
ASSETS
Investments, at value	$2,173,796	$142,337	$1,005,352	$945,082	$1,970,105	$999,192
Repurchase agreements, at value	59,652	92	2,581	34,693	39,548	12,584
Cash	11	-	-	-	-	-
Cash (segregated for derivative investments)	2,588	-	-	-	-	630
Cash collateral received for securities on loan (1)	-	-	-	-	-	198,289
Receivables:
Dividends and interest	2,699	95	984	179	4,529	1,409
Fund shares sold	1,496	10	47	52	26	5
Securities sold	-	554	2,273	340	-	21,051
Variation margin	721	-	-	-	-	112
Prepaid expenses and other assets	15	5	7	8	14	4
Total Assets	2,240,978	143,093	1,011,244	980,354	2,014,222	1,233,276
LIABILITIES
Payable upon return of securities loaned (1)	-	-	-	-	-	198,289
Payables:
Fund shares redeemed	5,941	8	603	686	1,087	654
Securities purchased	2,421	2,747	2,714	14,935	7,211	20,861
Securities sold short, at value (2)	-	-	-	-	-	239,896
Due to custodian	-	-	-	-	-	136
Accrued advisory fees	91	87	457	534	982	643
Accrued service fees (Class I only)	49	4	15	6	12	2
Accrued support service expenses	39	2	17	16	34	11
Accrued custodian, and portfolio accounting and tax fees	52	3	35	35	52	59
Accrued shareholder report expenses	28	2	15	15	26	14
Accrued trustees’ fees and expenses and deferred compensation	35	2	24	20	35	16
Accrued dividends and interest	-	-	-	-	-	381
Accrued other	34	2	16	18	31	19
Total Liabilities	8,690	2,857	3,896	16,265	9,470	460,981
NET ASSETS	$2,232,288	$140,236	$1,007,348	$964,089	$2,004,752	$772,295
NET ASSETS CONSIST OF:
Paid-in capital	$1,038,554	$291,018	$1,031,779	$446,683	$918,555	$186,632
Undistributed/accumulated earnings (deficit)	1,193,734	(150,782)	(24,431)	517,406	1,086,197	585,663
NET ASSETS	$2,232,288	$140,236	$1,007,348	$964,089	$2,004,752	$772,295
Class I Shares:
Net Assets	$1,547,918	$140,219	$458,851	$180,081	$370,883	$54,081
Shares outstanding, $.001 par value (unlimited shares authorized)	32,186	7,080	21,866	23,003	20,936	5,142
Net Asset Value Per Share	$48.09	$19.80	$20.98	$7.83	$17.72	$10.52
Class P Shares:
Net Assets	$684,370	$17	$548,497	$784,008	$1,633,869	$718,214
Shares outstanding, $.001 par value (unlimited shares authorized)	13,847	1	24,343	85,498	84,475	51,116
Net Asset Value Per Share	$49.42	$20.03	$22.53	$9.17	$19.34	$14.05

Investments, at cost	$1,632,089	$123,921	$824,733	$829,837	$1,548,694	$966,197
Repurchase agreements, at cost	59,652	92	2,581	34,693	39,548	12,584
Securities on loan, at value (1)	-	-	-	-	-	197,041
Proceeds from securities sold short	-	-	-	-	-	222,896

(1)	The Long/Short Large-Cap Portfolio received cash collateral for securities on loan which is used as collateral to cover securities sold short (see Note (2) below) and therefore is uninvested (see Note 8 in Notes to Financial Statements).
(2)	The Long/Short Large-Cap Portfolio is required to pledge a portion of its assets to the lender as collateral for the borrowed securities. In the event of a default by this fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(In thousands, except per share amounts)

	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio
ASSETS
Investments, at value	$1,264,422	$1,030,018	$441,834	$1,488,304	$521,287	$414,538
Repurchase agreements, at value	16,288	21,569	5,052	21,862	13,300	4,213
Cash	38	-	-	89	69	-
Cash (segregated for derivative investments)	-	-	-	-	292	-
Foreign currency held, at value	-	-	-	-	19	-
Receivables:
Dividends and interest	2,510	811	919	2,505	659	126
Fund shares sold	52	1	4	-	169	-
Securities sold	10,956	1,399	872	8,352	720	11,175
Variation margin	-	-	-	-	94	-
Prepaid expenses and other assets	10	7	5	7	1	4
Total Assets	1,294,276	1,053,805	448,686	1,521,119	536,610	430,056
LIABILITIES
Payables:
Fund shares redeemed	886	735	357	1,320	437	463
Securities purchased	1,880	17,337	8	9,102	3,089	5,658
Accrued advisory fees	472	552	248	850	283	209
Accrued service fees (Class I only)	17	10	8	3	2	4
Accrued support service expenses	21	19	7	29	9	7
Accrued custodian, and portfolio accounting and tax fees	38	27	20	33	35	22
Accrued shareholder report expenses	18	12	7	16	8	7
Accrued trustees’ fees and expenses and deferred compensation	30	17	10	12	9	8
Accrued other	24	14	10	18	9	9
Outstanding options written, at value	-	-	2,578	-	-	-
Other liabilities	5	-	-	-	-	-
Total Liabilities	3,391	18,723	3,253	11,383	3,881	6,387
NET ASSETS	$1,290,885	$1,035,082	$445,433	$1,509,736	$532,729	$423,669
NET ASSETS CONSIST OF:
Paid-in capital	$1,155,706	$2,533,936	$103,994	$836,208	$249,981	$522,767
Undistributed/accumulated earnings (deficit)	135,179	(1,498,854)	341,439	673,528	282,748	(99,098)
NET ASSETS	$1,290,885	$1,035,082	$445,433	$1,509,736	$532,729	$423,669
Class I Shares:
Net Assets	$549,427	$298,851	$239,711	$94,334	$58,667	$115,636
Shares outstanding, $.001 par value (unlimited shares authorized)	17,755	19,814	24,118	6,582	3,645	10,546
Net Asset Value Per Share	$30.94	$15.08	$9.94	$14.33	$16.10	$10.97
Class P Shares:
Net Assets	$741,458	$736,231	$205,722	$1,415,402	$474,062	$308,033
Shares outstanding, $.001 par value (unlimited shares authorized)	21,637	39,821	18,979	67,124	22,702	23,948
Net Asset Value Per Share	$34.27	$18.49	$10.84	$21.09	$20.88	$12.86

Investments, at cost	$1,117,671	$955,219	$438,657	$1,460,656	$483,110	$385,626
Repurchase agreements, at cost	16,288	21,569	5,052	21,862	13,300	4,213
Foreign currency held, at cost	-	-	-	-	19	-
Premiums received from outstanding options written	-	-	1,590	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(In thousands, except per share amounts)

	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio
ASSETS
Investments, at value	$1,031,992	$571,932	$1,166,396	$1,801,217	$1,874,226	$1,120,043
Repurchase agreements, at value	26,545	8,640	28,013	91,069	10,737	25,953
Cash	76	376	17	351	128	-
Cash (segregated for derivative investments)	1,411	-	-	-	-	-
Foreign currency held, at value	-	-	-	3,617	1,092	5,428
Receivables:
Dividends and interest	1,328	601	1,193	5,736	10,430	4,313
Fund shares sold	76	22	13	36	298	3
Securities sold	-	7,308	-	6,412	13,498	6,375
Variation margin	473	-	-	-	-	-
Prepaid expenses and other assets	5	2	7	10	111	12
Total Assets	1,061,906	588,881	1,195,639	1,908,448	1,910,520	1,162,127
LIABILITIES
Payables:
Fund shares redeemed	675	432	1,025	772	1,126	655
Securities purchased	76	10,307	3,549	1,778	10,462	8,741
Accrued advisory fees	262	361	644	1,228	1,201	821
Accrued service fees (Class I only)	13	6	1	10	15	2
Accrued support service expenses	20	11	21	34	30	18
Accrued custodian, and portfolio accounting and tax fees	32	32	31	161	92	66
Accrued shareholder report expenses	12	7	14	21	28	19
Accrued trustees’ fees and expenses and deferred compensation	15	7	10	21	31	18
Accrued foreign capital gains tax	-	-	-	783	-	-
Accrued other	14	10	17	24	34	25
Other liabilities	-	-	-	12	-	-
Total Liabilities	1,119	11,173	5,312	4,844	13,019	10,365
NET ASSETS	$1,060,787	$577,708	$1,190,327	$1,903,604	$1,897,501	$1,151,762
NET ASSETS CONSIST OF:
Paid-in capital	$1,019,030	$444,258	$976,583	$1,885,181	$1,672,426	$945,150
Undistributed/accumulated earnings (deficit)	41,757	133,450	213,744	18,423	225,075	206,612
NET ASSETS	$1,060,787	$577,708	$1,190,327	$1,903,604	$1,897,501	$1,151,762
Class I Shares:
Net Assets	$393,858	$192,061	$18,282	$325,610	$472,165	$70,357
Shares outstanding, $.001 par value (unlimited shares authorized)	22,669	12,091	1,398	24,279	65,175	8,442
Net Asset Value Per Share	$17.37	$15.89	$13.07	$13.41	$7.24	$8.33
Class P Shares:
Net Assets	$666,929	$385,647	$1,172,045	$1,577,994	$1,425,336	$1,081,405
Shares outstanding, $.001 par value (unlimited shares authorized)	38,075	20,043	89,078	114,211	183,943	94,607
Net Asset Value Per Share	$17.52	$19.24	$13.16	$13.82	$7.75	$11.43

Investments, at cost	$983,423	$557,999	$1,091,533	$1,756,564	$1,892,514	$1,038,476
Repurchase agreements, at cost	26,545	8,640	28,013	91,069	10,737	25,953
Foreign currency held, at cost	-	-	-	5,745	1,100	5,428

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(In thousands, except per share amounts)

	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	Absolute Return Portfolio	Currency Strategies Portfolio
ASSETS
Investments, at value	$1,002,295	$338,405	$722,938	$83,520	$697,274	$626,873
Repurchase agreements, at value	39,925	9,566	24,790	3,318	185,869	539,423
Cash	-	962	644	-	-	-
Cash (segregated for derivative investments)	1,913	-	-	-	34,374	-
Foreign currency held, at value	2,539	40	-	-	8,368	1
Foreign currency (segregated for derivative investments)	-	-	-	-	5,770	-
Receivables:
Dividends and interest	5,491	516	2,472	40	7,103	3,797
Fund shares sold	398	8	5	9	3	1
Securities sold	75	4,224	6,190	-	36,083	2,269
Variation margin	681	-	-	-	-	-
Other	-	-	-	-	9	-
Swap agreements, at value	-	-	-	-	1,729	-
Forward foreign currency contracts appreciation	11,941	6	-	-	23,218	190,478
Prepaid expenses and other assets	8	3	6	5	5	3
Total Assets	1,065,266	353,730	757,045	86,892	999,805	1,362,845
LIABILITIES
Payables:
Fund shares redeemed	627	205	394	3	355	503
Securities purchased	30,591	2,775	2,557	-	65,548	4,245
Swap agreements	-	-	-	-	7	-
Due to custodian	341	-	-	-	20	2,230
Due to broker (1)	-	-	-	-	20,687	36,720
Variation margin	-	-	-	-	4,104	-
Accrued advisory fees	559	260	490	65	577	610
Accrued service fees (Class I only) (2)	8	11	11	3	-	-
Accrued support service expenses	18	6	12	2	13	18
Accrued custodian, and portfolio accounting and tax fees	47	16	23	8	91	87
Accrued shareholder report expenses	14	5	10	1	14	17
Accrued trustees’ fees and expenses and deferred compensation	21	5	13	2	9	12
Accrued other	17	5	12	1	18	19
Outstanding options written, at value	-	-	-	107	166	-
Swap agreements, at value	-	-	-	-	14,207	-
Forward foreign currency contracts depreciation	5,103	21	-	-	8,151	155,950
Other liabilities	129	-	-	-	-	35
Total Liabilities	37,475	3,309	3,522	192	113,967	200,446
NET ASSETS	$1,027,791	$350,421	$753,523	$86,700	$885,838	$1,162,399
NET ASSETS CONSIST OF:
Paid-in capital	$2,342,037	$148,638	$737,441	$114,875	$964,506	$993,474
Undistributed/accumulated earnings (deficit)	(1,314,246)	201,783	16,082	(28,175)	(78,668)	168,925
NET ASSETS	$1,027,791	$350,421	$753,523	$86,700	$885,838	$1,162,399
Class I Shares:
Net Assets	$265,221	$350,396	$343,124	$86,688	$1,158	$5,009
Shares outstanding, $.001 par value (unlimited shares authorized)	27,719	11,808	14,136	17,463	124	440
Net Asset Value Per Share	$9.57	$29.67	$24.27	$4.96	$9.37	$11.39
Class P Shares:
Net Assets	$762,570	$25	$410,399	$12	$884,680	$1,157,390
Shares outstanding, $.001 par value (unlimited shares authorized)	71,495	1	16,288	2	94,192	100,877
Net Asset Value Per Share	$10.67	$32.34	$25.20	$6.25	$9.39	$11.47

Investments, at cost	$1,069,403	$322,493	$596,508	$87,138	$693,865	$638,912
Repurchase agreements, at cost	39,925	9,566	24,790	3,318	185,869	539,423
Foreign currency held and segregated, at cost	2,550	40	-	-	14,252	1
Premiums received from outstanding options written	-	-	-	130	105	-

(1)	The Absolute Return and Currency Strategies Portfolios received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the counterparty. The Funds invest such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(2)	The accrued service fees for the Absolute Return and Currency Strategies Portfolios are under $500, in full dollars, and are not shown on the above Statements of Assets and Liabilities due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(In thousands, except per share amounts)

	Diversified Alternatives Portfolio	Equity Long/Short Portfolio	Global Absolute Return Portfolio	Pacific Dynamix – Conservative Growth Portfolio	Pacific Dynamix – Moderate Growth Portfolio	Pacific Dynamix – Growth Portfolio
ASSETS
Investments, at value	$-	$830,565	$790,959	$-	$-	$-
Investments in affiliates, at value	2,556	-	-	492,349	1,878,673	588,201
Repurchase agreements, at value	-	181,975	52,650	-	-	-
Cash	-	208	17,710	-	-	-
Cash (segregated for derivative investments)	-	145,579	-	-	-	-
Foreign currency held, at value	-	18,714	2,289	-	-	-
Receivables:
Dividends and interest	-	-	15,155	-	-	-
Fund shares sold	6	9	7	101	394	40
Securities sold	-	-	7,848	158	-	20
Swap agreements	-	-	489	-	-	-
Variation margin	-	293	44	-	-	-
Due from adviser	13	-	-	20	81	29
Swap agreements, at value	-	15,375	20,746	-	-	-
Forward foreign currency contracts appreciation	-	4,498	16,068	-	-	-
Prepaid expenses and other assets	42	11	12	1	2	1
Total Assets	2,617	1,197,227	923,977	492,629	1,879,150	588,291
LIABILITIES
Payables:
Fund shares redeemed	-	507	347	256	26	57
Securities purchased	3	-	9,479	-	366	-
Swap agreements	-	1	-	-	-	-
Due to broker (1)	-	-	4,100	-	-	-
Variation margin	-	24,774	4	-	-	-
Accrued advisory fees (2)	-	956	566	80	306	96
Accrued service fees (Class I only) (2)	-	1	-	16	60	19
Accrued support service expenses (2)	-	18	13	8	32	10
Accrued custodian, and portfolio accounting and tax fees	8	75	358	8	8	8
Accrued shareholder report expenses (2)	-	17	14	6	24	8
Accrued trustees’ fees and expenses and deferred compensation (2)	-	11	13	5	17	6
Accrued interest	-	-	1	-	-	-
Accrued other	1	20	18	7	25	8
Outstanding options written, at value	-	-	10,980	-	-	-
Swap agreements, at value	-	4,729	6,056	-	-	-
Forward foreign currency contracts depreciation	-	4,920	27,537	-	-	-
Total Liabilities	12	36,029	59,486	386	864	212
NET ASSETS	$2,605	$1,161,198	$864,491	$492,243	$1,878,286	$588,079
NET ASSETS CONSIST OF:
Paid-in capital	$2,530	$946,152	$720,108	$425,972	$1,619,780	$479,629
Undistributed/accumulated earnings (deficit)	75	215,046	144,383	66,271	258,506	108,450
NET ASSETS	$2,605	$1,161,198	$864,491	$492,243	$1,878,286	$588,079
Class I Shares:
Net Assets	$2,605	$16,976	$13,638	$492,243	$1,878,286	$588,079
Shares outstanding, $.001 par value (unlimited shares authorized)	252	1,453	1,244	35,516	114,330	33,801
Net Asset Value Per Share	$10.32	$11.69	$10.96	$13.86	$16.43	$17.40
Class P Shares:
Net Assets		$1,144,222	$850,853
Shares outstanding, $.001 par value (unlimited shares authorized)		97,695	77,058
Net Asset Value Per Share		$11.71	$11.04

Investments, at cost		$830,330	$791,620
Investments in affiliates, at cost	$2,475			$433,228	$1,642,427	$501,715
Repurchase agreements, at cost	-	181,975	52,650	-	-	-
Foreign currency held, at cost	-	18,032	2,295	-	-	-
Premiums received from outstanding options written	-	-	11,721	-	-	-

(1)	The Global Absolute Return Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the counterparty. The Fund invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(2)	Certain accrued fees and/or expenses for the Diversified Alternatives and Global Absolute Return Portfolios are under $500, in full dollars, and are not shown on the above Statements of Assets and Liabilities due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(In thousands, except per share amounts)

	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio
ASSETS
Investments, at value	$-	$-	$-	$-	$-	$11,319
Investments in affiliates, at value	2,166,962	3,569,555	12,433,439	10,293,451	2,208,458	-
Receivables:
Dividends and interest	-	-	-	-	-	45
Fund shares sold	-	3	-	66	-	231
Securities sold	694	709	8,975	6,135	1,059	-
Due from adviser	-	-	-	-	-	3
Prepaid expenses and other assets	5	8	27	22	4	51
Total Assets	2,167,661	3,570,275	12,442,441	10,299,674	2,209,521	11,649
LIABILITIES
Payables:
Fund shares redeemed	690	708	8,971	6,197	1,055	-
Securities purchased	-	-	-	-	-	276
Accrued advisory fees	177	292	1,019	845	181	1
Accrued distribution and/or service fees (1), (2)	70	115	401	330	71	-
Accrued support service expenses (2)	36	59	207	172	37	-
Accrued custodian, and portfolio accounting and tax fees	8	8	8	10	9	6
Accrued shareholder report expenses (2)	29	49	171	142	31	-
Accrued trustees’ fees and expenses and deferred compensation (2)	24	40	140	117	25	-
Accrued other	31	53	180	149	32	1
Total Liabilities	1,065	1,324	11,097	7,962	1,441	284
NET ASSETS	$2,166,596	$3,568,951	$12,431,344	$10,291,712	$2,208,080	$11,365
NET ASSETS CONSIST OF:
Paid-in capital	$1,651,214	$2,635,135	$8,492,377	$6,467,055	$1,357,064	$11,283
Undistributed/accumulated earnings (deficit)	515,382	933,816	3,938,967	3,824,657	851,016	82
NET ASSETS	$2,166,596	$3,568,951	$12,431,344	$10,291,712	$2,208,080	$11,365
Class D Shares:
Net Assets						$11,365
Shares outstanding, $.001 par value (unlimited shares authorized)						1,127
Net Asset Value Per Share						$10.08
Class I Shares:
Net Assets	$2,166,596	$3,568,951	$12,431,344	$10,291,712	$2,208,080
Shares outstanding, $.001 par value (unlimited shares authorized)	185,423	295,183	996,137	803,473	172,062
Net Asset Value Per Share	$11.68	$12.09	$12.48	$12.81	$12.83

Investments, at cost						$11,278
Investments in affiliates, at cost	$2,013,286	$3,201,097	$10,988,107	$9,019,215	$1,938,481

(1)	Class I shares are subject to a non 12b-1 service fee and Class D shares are subject to 12b-1 service and distribution fees (see Note 6 in Notes to Financial Statements).
(2)	The accrued fees and/or expenses for the PSF DFA Balanced Allocation Portfolio are under $500, in full dollars, and are not shown on the above Statements of Assets and Liabilities due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2016

(In thousands)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$262	$-	$-	$701	$-
Interest, net of foreign taxes withheld	6,765	73,014	9,951	15,904	31,112	11,667
Other	29	-	168	62	-	-
Total Investment Income	6,794	73,276	10,119	15,966	31,813	11,667

EXPENSES
Advisory fees	962	7,125	1,379	2,488	1,999	1,484
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	4	254	44	127	295	372
Support services expenses	11	104	11	16	26	24
Custodian fees and expenses	7	142	6	8	8	83
Portfolio accounting and tax fees	50	244	94	251	96	55
Shareholder report expenses	7	70	9	13	20	15
Legal and audit fees	7	66	8	13	19	13
Trustees’ fees and expenses	4	35	4	7	10	7
Interest expense	-	46	-	-	-	960
Offering expenses	4	-	-	-	-	-
Other	8	48	9	11	16	12
Total Expenses	1,064	8,134	1,564	2,934	2,489	3,025
Advisory Fee Waiver (1)	-	-	-	(332)	-	-
Net Expenses	1,064	8,134	1,564	2,602	2,489	3,025
NET INVESTMENT INCOME (LOSS)	5,730	65,142	8,555	13,364	29,324	8,642

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(6,344)	1,911	(5,450)	(7,821)	(45,824)	(8,157)
Futures contract transactions	-	149	-	-	-	(374)
Swap transactions	-	(5,559)	-	-	(293)	(11,610)
Written option transactions	-	9,732	-	-	-	1,437
Foreign currency transactions	-	2,214	-	-	-	2,603
Net Realized Gain (Loss)	(6,344)	8,447	(5,450)	(7,821)	(46,117)	(16,101)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	22,466	153,854	10,978	25,212	86,792	65,144
Unfunded loan commitments	-	-	2	14	-	-
Short positions	-	(189)	-	-	-	-
Futures contracts	-	16,907	-	-	-	326
Swaps	-	(32,937)	-	-	527	(2,088)
Written options	-	(778)	-	-	-	(115)
Foreign currencies	-	1,600	-	-	-	(11,169)
Change in Net Unrealized Appreciation (Depreciation)	22,466	138,457	10,980	25,226	87,319	52,098
NET GAIN (LOSS)	16,122	146,904	5,530	17,405	41,202	35,997
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,852	$212,046	$14,085	$30,769	$70,526	$44,639

Foreign taxes withheld on dividends and interest	$-	$16	$-	$-	$-	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

(In thousands)

	Inflation Strategy Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Dividend Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$-	$18,605	$7,524
Interest, net of foreign taxes withheld	948	52,577	11,104	35,764	6	6
Other	-	32	-	1	-	-
Total Investment Income	948	52,609	11,104	35,765	18,611	7,530

EXPENSES
Advisory fees	498	6,187	2,469	3,106	3,972	2,338
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	19	913	423	17	239	315
Support services expenses	7	90	42	19	30	22
Custodian fees and expenses	31	188	17	98	10	6
Portfolio accounting and tax fees	27	199	81	75	56	33
Shareholder report expenses	5	61	25	16	22	14
Legal and audit fees	5	57	21	15	22	13
Trustees’ fees and expenses	3	31	12	9	12	7
Interest expense	-	56	-	1	-	-
Other	6	41	18	13	21	13
Total Expenses	601	7,823	3,108	3,369	4,384	2,761
Advisory Fee Waiver (1)	-	-	-	-	(84)	-
Net Expenses	601	7,823	3,108	3,369	4,300	2,761
NET INVESTMENT INCOME (LOSS)	347	44,786	7,996	32,396	14,311	4,769

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	2,221	11,097	(3,125)	(40,946)	33,547	27,643
Futures contract transactions	(3,646)	2,693	(978)	-	-	-
Swap transactions	6,172	(17,125)	-	1,900	-	-
Written option transactions	106	10,055	-	-	-	-
Foreign currency transactions	(1,219)	37,507	-	8,466	(2,391)	1
Net Realized Gain (Loss)	3,634	44,227	(4,103)	(30,580)	31,156	27,644

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3)	4,989	160,928	17,883	107,366	(51,110)	16,843
Futures contracts	137	12,184	(268)	-	-	-
Swaps	2,322	(65,657)	-	2,345	-	-
Written options	13	(1,510)	-	-	-	-
Foreign currencies	(174)	(63,559)	-	(1,497)	1,233	4
Change in Net Unrealized Appreciation (Depreciation)	7,287	42,386	17,615	108,214	(49,877)	16,847
NET GAIN (LOSS)	10,921	86,613	13,512	77,634	(18,721)	44,491
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,268	$131,399	$21,508	$110,030	($4,410)	$49,260

Foreign taxes withheld on dividends and interest	$-	$1	$-	$114	$499	$31

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Comstock Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Net realized gain (loss) on investment security transactions for the Emerging Markets Debt Portfolio is net of foreign capital gains tax withheld of $173.
(3)	Change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Debt Portfolio is net of increase in deferred foreign capital gains tax of $43.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

(In thousands)

	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Long/Short Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$22,617	$611	$4,763	$4,049	$23,592	$12,381
Interest, net of foreign taxes withheld	9	6	16	2	3	3
Total Investment Income	22,626	617	4,779	4,051	23,595	12,384

EXPENSES
Advisory fees	505	519	2,880	3,747	5,582	5,106
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	1,479	140	454	185	360	54
Support services expenses	61	4	29	28	56	24
Custodian fees and expenses	16	2	12	9	13	33
Portfolio accounting and tax fees	89	8	53	53	84	76
Shareholder report expenses	40	3	20	21	37	20
Legal and audit fees	36	3	20	20	34	21
Trustees’ fees and expenses	20	1	11	11	19	11
Interest expense	2	-	-	1	1	931
Dividend expenses	-	-	-	-	-	4,082
Other	33	2	20	21	31	13
Total Expenses	2,281	682	3,499	4,096	6,217	10,371
Advisory Fee Waiver (1)	-	-	-	(237)	-	(184)
Net Expenses	2,281	682	3,499	3,859	6,217	10,187
NET INVESTMENT INCOME (LOSS)	20,345	(65)	1,280	192	17,378	2,197

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	39,519	1,423	44,143	(3,032)	65,327	(29,893)
Closed short positions	-	-	-	-	-	(6,295)
Futures contract transactions	3,389	-	-	-	-	344
Foreign currency transactions	-	(1)	(4)	1	(15)	-
Net Realized Gain (Loss)	42,908	1,422	44,139	(3,031)	65,312	(35,844)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	15,674	(4,547)	(49,088)	(49,896)	(24,239)	22,733
Short positions	-	-	-	-	-	(15,572)
Futures contracts	(422)	-	-	-	-	22
Foreign currencies	-	1	7	-	12	2
Change in Net Unrealized Appreciation (Depreciation)	15,252	(4,546)	(49,081)	(49,896)	(24,227)	7,185
NET GAIN (LOSS)	58,160	(3,124)	(4,942)	(52,927)	41,085	(28,659)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,505	($3,189)	($3,662)	($52,735)	$58,463	($26,462)

Foreign taxes withheld on dividends and interest	$-	$2	$33	$166	$-	$23

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth and Long/Short Large-Cap Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

(In thousands)

	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$13,132	$9,189	$2,831	$11,654	$5,290	$1,025
Interest, net of foreign taxes withheld	4	2	1	6	86	2
Total Investment Income	13,136	9,191	2,832	11,660	5,376	1,027

EXPENSES
Advisory fees	2,926	2,785	1,803	3,855	2,078	1,342
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	526	287	232	86	54	113
Support services expenses	37	28	13	40	15	12
Custodian fees and expenses	12	8	5	9	11	10
Portfolio accounting and tax fees	61	40	29	49	53	30
Shareholder report expenses	26	17	10	22	11	9
Legal and audit fees	25	15	10	19	10	9
Trustees’ fees and expenses	13	8	6	10	6	5
Interest expense	2	1	-	1	-	-
Other	23	16	11	19	8	10
Total Expenses	3,651	3,205	2,119	4,110	2,246	1,540
Advisory Fee Waiver (1)	-	-	(109)	-	(277)	-
Net Expenses	3,651	3,205	2,010	4,110	1,969	1,540
NET INVESTMENT INCOME (LOSS)	9,485	5,986	822	7,550	3,407	(513)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	9,994	(13,043)	(2,751)	(29,183)	17,629	(70,100)
Futures contract transactions	-	1,056	(1,525)	2,643	(129)	(362)
Written option transactions	-	-	1,304	-	-	-
Foreign currency transactions	(1)	-	(4)	-	(29)	-
Net Realized Gain (Loss)	9,993	(11,987)	(2,976)	(26,540)	17,471	(70,462)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	39,415	55,912	12,300	62,140	25,122	24,961
Futures contracts	-	-	-	-	117	-
Written options	-	-	(2,624)	-	-	-
Foreign currencies	-	-	18	-	(1)	-
Change in Net Unrealized Appreciation (Depreciation)	39,415	55,912	9,694	62,140	25,238	24,961
NET GAIN (LOSS)	49,408	43,925	6,718	35,600	42,709	(45,501)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,893	$49,911	$7,540	$43,150	$46,116	($46,014)

Foreign taxes withheld on dividends and interest	$71	$8	$-	$9	$27	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Mid-Cap Growth and Small-Cap Equity Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

(In thousands)

	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$6,709	$3,163	$12,785	$17,237	$37,850	$22,387
Interest, net of foreign taxes withheld	4	1	3	14	7	3
Total Investment Income	6,713	3,164	12,788	17,251	37,857	22,390

EXPENSES
Advisory fees	1,230	1,746	3,335	5,943	7,825	5,853
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	376	182	18	309	465	71
Support services expenses	28	16	32	50	55	35
Custodian fees and expenses	4	11	12	227	70	73
Portfolio accounting and tax fees	49	29	45	141	132	99
Shareholder report expenses	17	9	20	30	40	27
Legal and audit fees	14	8	18	26	39	27
Trustees’ fees and expenses	8	5	10	14	22	15
Interest expense	1	1	-	1	5	13
Other	14	7	18	24	36	25
Total Expenses	1,741	2,014	3,508	6,765	8,689	6,238
Advisory Fee Waiver (1)	-	-	-	-	-	(97)
Net Expenses	1,741	2,014	3,508	6,765	8,689	6,141
NET INVESTMENT INCOME (LOSS)	4,972	1,150	9,280	10,486	29,168	16,249

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	14,937	5,256	(7,576)	(45,492)	(11,672)	7,512
Futures contract transactions	2,021	884	747	2,604	(1,210)	(1,140)
Foreign currency transactions	-	-	-	165	(1,174)	(1,363)
Net Realized Gain (Loss)	16,958	6,140	(6,829)	(42,723)	(14,056)	5,009

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2)	6,094	16,227	31,442	96,982	(97,808)	(35,831)
Futures contracts	(385)	-	-	-	-	-
Foreign currencies	-	6	-	(910)	(129)	(8)
Change in Net Unrealized Appreciation (Depreciation)	5,709	16,233	31,442	96,072	(97,937)	(35,839)
NET GAIN (LOSS)	22,667	22,373	24,613	53,349	(111,993)	(30,830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,639	$23,523	$33,893	$63,835	($82,825)	($14,581)

Foreign taxes withheld on dividends and interest	$3	$9	$6	$1,828	$4,239	$2,782

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the International Small-Cap Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Net change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Portfolio is net of increase in foreign capital gains tax of $2,997.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

(In thousands)

	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	Absolute Return Portfolio	Currency Strategies Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$24,545	$2,210	$13,844	$270	$-	$-
Interest, net of foreign taxes withheld	2	2	3	1	8,880	1,347
Total Investment Income	24,547	2,212	13,847	271	8,880	1,347

EXPENSES
Advisory fees	3,220	1,562	3,125	399	4,263	4,000
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	269	347	314	89	1	5
Support services expenses	29	10	21	2	27	34
Custodian fees and expenses	41	7	6	2	126	50
Portfolio accounting and tax fees	120	21	36	9	75	117
Shareholder report expenses	20	7	15	2	21	24
Legal and audit fees	18	7	14	2	21	23
Trustees’ fees and expenses	10	3	8	1	10	13
Interest expense	1	-	1	-	60	30
Offering expenses	-	-	-	-	13	-
Other	19	5	15	1	18	13
Total Expenses	3,747	1,969	3,555	507	4,635	4,309
Net Expenses	3,747	1,969	3,555	507	4,635	4,309
NET INVESTMENT INCOME (LOSS)	20,800	243	10,292	(236)	4,245	(2,962)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(59,048)	16,291	30,035	(2,410)	(38,709)	(5,116)
Futures contract transactions	(728)	-	-	-	1,935	-
Swap transactions	-	-	-	-	(19,072)	-
Written option transactions	-	-	-	(159)	5,414	-
Foreign currency transactions	5,583	575	-	-	(21,745)	65,398
Net Realized Gain (Loss)	(54,193)	16,866	30,035	(2,569)	(72,177)	60,282

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(44,110)	(31,590)	33,305	(6,546)	36,191	(3,060)
Futures contracts	-	-	-	-	(5,487)	-
Swaps	-	-	-	-	(11,760)	-
Written options	-	-	-	(5)	(62)	-
Foreign currencies	4,516	(592)	-	-	16,002	15,385
Change in Net Unrealized Appreciation (Depreciation)	(39,594)	(32,182)	33,305	(6,551)	34,884	12,325
NET GAIN (LOSS)	(93,787)	(15,316)	63,340	(9,120)	(37,293)	72,607
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($72,987)	($15,073)	$73,632	($9,356)	($33,048)	$69,645

Foreign taxes withheld on dividends and interest	$2,768	$35	$-	$5	$-	$-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

(In thousands)

	Diversified Alternatives Portfolio	Equity Long/Short Portfolio	Global Absolute Return Portfolio	Pacific Dynamix – Conservative Growth Portfolio	Pacific Dynamix – Moderate Growth Portfolio	Pacific Dynamix – Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$-	$103	$2	$-	$-	$-
Interest, net of foreign taxes withheld	-	825	32,129	-	-	-
Total Investment Income	-	928	32,131	-	-	-

EXPENSES
Advisory fees	2	7,251	4,104	463	1,788	564
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	2	16	14	463	1,788	564
Support services expenses (2)	-	34	26	14	52	17
Custodian fees and expenses	-	41	427	-	-	-
Portfolio accounting and tax fees	16	115	103	16	15	16
Shareholder report expenses (2)	-	24	20	9	36	11
Legal and audit fees (2)	-	24	20	8	33	10
Trustees’ fees and expenses (2)	-	12	11	4	17	5
Interest expense	-	12	117	-	-	-
Offering expenses	35	18	-	-	-	-
Other (2)	-	18	17	3	8	3
Total Expenses	55	7,565	4,859	980	3,737	1,190
Advisory Fee Waiver (3)	-	(946)	-	-	-	-
Adviser Reimbursement (4)	(50)	-	-	(105)	(424)	(159)
Net Expenses	5	6,619	4,859	875	3,313	1,031
NET INVESTMENT INCOME (LOSS)	(5)	(5,691)	27,272	(875)	(3,313)	(1,031)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	25	(21,048)	-	-	-
Investment securities from affiliated mutual fund investments	2	-	-	3,833	14,460	8,146
Futures contract transactions	-	(4,361)	(18,720)	-	-	-
Swap transactions	-	87,295	(20,887)	-	-	-
Written option transactions	-	-	2,037	-	-	-
Foreign currency transactions	-	11,080	(25,382)	-	-	-
Net Realized Gain (Loss)	2	94,039	(84,000)	3,833	14,460	8,146

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	431	60,187	-	-	-
Investment securities from affiliated mutual fund investments	80	-	-	15,870	52,917	10,201
Futures contracts	-	2,258	(2,545)	-	-	-
Swaps	-	(74,740)	30,651	-	-	-
Written options	-	-	3,669	-	-	-
Foreign currencies	-	(1,068)	(16,766)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	80	(73,119)	75,196	15,870	52,917	10,201
NET GAIN (LOSS)	82	20,920	(8,804)	19,703	67,377	18,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77	$15,229	$18,468	$18,828	$64,064	$17,316

Foreign taxes withheld on dividends and interest	$-	$-	$58	$-	$-	$-

(1)	No dividend and capital gain distributions were received by the Diversified Alternatives, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios from their underlying funds during the period ended June 30, 2016 under the current dividend and distributions policy (see Note 2B in Notes to Financial Statements).
(2)	The fees and/or expenses for the Diversified Alternatives Portfolio are under $500, in full dollars, and are not shown on the Statements of Operations due to rounding.
(3)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Equity Long/Short Portfolio (see Note 6 in Notes to Financial Statements).
(4)	Pacific Life Fund Advisors LLC reimbursed expenses for the Diversified Alternatives, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, and Pacific Dynamix – Growth Portfolios (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

(In thousands)

	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio (1)
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$48
Total Investment Income	-	-	-	-	-	48

EXPENSES
Advisory fees	1,070	1,777	6,159	5,109	1,094	2
Distribution and/or service fees (3)	2,139	3,554	12,319	10,218	2,188	3
Support services expenses	62	103	355	293	63	1
Portfolio accounting and tax fees	18	19	20	22	19	5
Shareholder report expenses (4)	42	70	243	202	43	-
Legal and audit fees (4)	40	66	230	191	41	-
Trustees’ fees and expenses (4)	21	35	120	101	21	-
Offering expenses	-	-	-	-	-	2
Other (4)	12	20	71	59	13	-
Total Expenses	3,404	5,644	19,517	16,195	3,482	13
Adviser Reimbursement (5)	-	-	-	-	-	(6)
Net Expenses	3,404	5,644	19,517	16,195	3,482	7
NET INVESTMENT INCOME (LOSS)	(3,404)	(5,644)	(19,517)	(16,195)	(3,482)	41

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	44,353	65,269	300,801	305,777	81,211	-
Net Realized Gain (Loss)	44,353	65,269	300,801	305,777	81,211	-

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	-	-	-	-	41
Investment securities from affiliated mutual fund investments	37,356	41,995	48,015	(79,546)	(45,575)	-
Change in Net Unrealized Appreciation (Depreciation)	37,356	41,995	48,015	(79,546)	(45,575)	41
NET GAIN (LOSS)	81,709	107,264	348,816	226,231	35,636	41
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,305	$101,620	$329,299	$210,036	$32,154	$82

(1)	Operations commenced on April 29, 2016.
(2)	No dividend and capital gain distributions were received by the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios from their underlying funds for the period ended June 30, 2016 under the current dividend and distributions policy (see Note 2B in Notes to Financial Statements).
(3)	Class I shares are subject to a non 12b-1 service fee and Class D shares are subject to 12b-1 service and distribution fees (see Note 6 in Notes to Financial Statements).
(4)	The fees and/or expenses for the PSF DFA Balanced Allocation Portfolio are under $500, in full dollars, and are not shown on the Statements of Operations due to rounding.
(5)	Pacific Life Fund Advisors LLC reimbursed expenses for the PSF DFA Balanced Allocation Portfolio (See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Core Income Portfolio (2)		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$5,730	$8,168	$65,142	$119,099	$8,555	$17,976
Net realized gain (loss)	(6,344)	(6,472)	8,447	76,543	(5,450)	(13,401)
Change in net unrealized appreciation (depreciation)	22,466	(15,484)	138,457	(147,831)	10,980	(1,404)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,852	(13,788)	212,046	47,811	14,085	3,171
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	5,246	2,915	36,028	69,963	6,342	23,516
Class P	1,073	428,598	113,980	181,084	1,039	91,274
Cost of shares repurchased
Class I	(2,945)	(566)	(18,374)	(39,703)	(9,903)	(9,956)
Class P	(41,233)	(24,648)	(319,928)	(500,295)	(106,145)	(38,262)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(37,859)	406,299	(188,294)	(288,951)	(108,667)	66,572
NET INCREASE (DECREASE) IN NET ASSETS	(16,007)	392,511	23,752	(241,140)	(94,582)	69,743
NET ASSETS
Beginning of Year or Period	392,511	–	3,616,141	3,857,281	458,369	388,626
End of Year or Period	$376,504	$392,511	$3,639,893	$3,616,141	$363,787	$458,369

	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio
OPERATIONS
Net investment income (loss)	$13,364	$29,536	$29,324	$65,403	$8,642	$4,005
Net realized gain (loss)	(7,821)	(7,816)	(46,117)	(33,084)	(16,101)	(37,311)
Change in net unrealized appreciation (depreciation)	25,226	(29,278)	87,319	(84,056)	52,098	22,090
Net Increase (Decrease) in Net Assets Resulting from Operations	30,769	(7,558)	70,526	(51,737)	44,639	(11,216)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	5,504	25,512	37,093	74,094	9,296	14,075
Class P	7,585	88,446	7,815	124,820	187,881	572
Cost of shares repurchased
Class I	(13,491)	(37,196)	(40,352)	(126,165)	(33,359)	(69,117)
Class P	(244,106)	(80,656)	(242,818)	(77,686)	(23,856)	(430,492)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(244,508)	(3,894)	(238,262)	(4,937)	139,962	(484,962)
NET INCREASE (DECREASE) IN NET ASSETS	(213,739)	(11,452)	(167,736)	(56,674)	184,601	(496,178)
NET ASSETS
Beginning of Year or Period	725,140	736,592	1,041,508	1,098,182	700,521	1,196,699
End of Year or Period	$511,401	$725,140	$873,772	$1,041,508	$885,122	$700,521

(1)	Unaudited.
(2)	Operations commenced on April 27, 2015.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Inflation Strategy Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
OPERATIONS
Net investment income (loss)	$347	($3,573)	$44,786	$89,224	$7,996	$18,128
Net realized gain (loss)	3,634	6,066	44,227	22,659	(4,103)	4,799
Change in net unrealized appreciation (depreciation)	7,287	310	42,386	(86,600)	17,615	(9,049)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,268	2,803	131,399	25,283	21,508	13,878
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,195	5,977	27,793	46,114	27,796	70,576
Class P	758	642	80,221	107,299	429,976	18,764
Cost of shares repurchased
Class I	(3,505)	(6,634)	(61,268)	(193,022)	(26,484)	(53,039)
Class P	(28,816)	(479,060)	(194,742)	(300,277)	(61,276)	(1,118,094)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(28,368)	(479,075)	(147,996)	(339,886)	370,012	(1,081,793)
NET INCREASE (DECREASE) IN NET ASSETS	(17,100)	(476,272)	(16,597)	(314,603)	391,520	(1,067,915)
NET ASSETS
Beginning of Year or Period	263,656	739,928	3,143,110	3,457,713	1,134,627	2,202,542
End of Year or Period	$246,556	$263,656	$3,126,513	$3,143,110	$1,526,147	$1,134,627

	Emerging Markets Debt Portfolio		Comstock Portfolio		Dividend Growth Portfolio
OPERATIONS
Net investment income (loss)	$32,396	$65,563	$14,311	$21,415	$4,769	$10,198
Net realized gain (loss)	(30,580)	(100,389)	31,156	182,592	27,644	183,856
Change in net unrealized appreciation (depreciation)	108,214	11,839	(49,877)	(273,708)	16,847	(170,252)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,030	(22,987)	(4,410)	(69,701)	49,260	23,802
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	7,745	6,210	4,785	22,726	20,602	24,606
Class P	7,390	7,104	10,662	5,900	96,607	5,914
Cost of shares repurchased
Class I	(5,251)	(7,447)	(13,121)	(25,308)	(14,486)	(29,165)
Class P	(333,282)	(358,830)	(197,450)	(351,649)	(23,771)	(378,920)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(323,398)	(352,963)	(195,124)	(348,331)	78,952	(377,565)
NET INCREASE (DECREASE) IN NET ASSETS	(213,368)	(375,950)	(199,534)	(418,032)	128,212	(353,763)
NET ASSETS
Beginning of Year or Period	842,348	1,218,298	1,223,488	1,641,520	687,319	1,041,082
End of Year or Period	$628,980	$842,348	$1,023,954	$1,223,488	$815,531	$687,319

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Equity Index Portfolio		Focused Growth Portfolio		Growth Portfolio
OPERATIONS
Net investment income (loss)	$20,345	$39,304	($65)	($193)	$1,280	$2,270
Net realized gain (loss)	42,908	117,146	1,422	11,928	44,139	57,331
Change in net unrealized appreciation (depreciation)	15,252	(129,345)	(4,546)	535	(49,081)	23,539
Net Increase (Decrease) in Net Assets Resulting from Operations	78,505	27,105	(3,189)	12,270	(3,662)	83,140
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	95,876	305,893	16,146	44,401	10,095	34,522
Class P	179,650	1,012	-	-	1,362	136,991
Cost of shares repurchased
Class I	(95,276)	(172,461)	(28,851)	(22,602)	(37,595)	(66,147)
Class P	(35,666)	(242,517)	-	-	(108,637)	(151,447)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	144,584	(108,073)	(12,705)	21,799	(134,775)	(46,081)
NET INCREASE (DECREASE) IN NET ASSETS	223,089	(80,968)	(15,894)	34,069	(138,437)	37,059
NET ASSETS
Beginning of Year or Period	2,009,199	2,090,167	156,130	122,061	1,145,785	1,108,726
End of Year or Period	$2,232,288	$2,009,199	$140,236	$156,130	$1,007,348	$1,145,785

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Long/Short Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$192	($421)	$17,378	$32,441	$2,197	$6,232
Net realized gain (loss)	(3,031)	82,940	65,312	226,581	(35,844)	139,903
Change in net unrealized appreciation (depreciation)	(49,896)	(2,569)	(24,227)	(310,623)	7,185	(179,101)
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,735)	79,950	58,463	(51,601)	(26,462)	(32,966)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,188	46,883	9,843	27,532	2,200	10,597
Class P	2,385	55,840	145,557	15,289	64,625	1,986
Cost of shares repurchased
Class I	(27,143)	(25,711)	(19,925)	(48,318)	(5,512)	(20,848)
Class P	(169,960)	(267,189)	(76,445)	(440,696)	(467,219)	(274,201)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(188,530)	(190,177)	59,030	(446,193)	(405,906)	(282,466)
NET INCREASE (DECREASE) IN NET ASSETS	(241,265)	(110,227)	117,493	(497,794)	(432,368)	(315,432)
NET ASSETS
Beginning of Year or Period	1,205,354	1,315,581	1,887,259	2,385,053	1,204,663	1,520,095
End of Year or Period	$964,089	$1,205,354	$2,004,752	$1,887,259	$772,295	$1,204,663

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Main Street Core Portfolio		Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$9,485	$19,633	$5,986	$10,464	$822	$2,209
Net realized gain (loss)	9,993	165,150	(11,987)	62,469	(2,976)	58,038
Change in net unrealized appreciation (depreciation)	39,415	(132,080)	55,912	(48,416)	9,694	(83,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,893	52,703	49,911	24,517	7,540	(23,282)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	11,002	14,392	3,751	27,348	10,752	31,032
Class P	5,853	14,669	201,723	2,317	693	1,674
Cost of shares repurchased
Class I	(36,503)	(70,404)	(22,192)	(40,136)	(21,425)	(33,953)
Class P	(128,637)	(221,978)	(44,974)	(226,891)	(131,895)	(268,560)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(148,285)	(263,321)	138,308	(237,362)	(141,875)	(269,807)
NET INCREASE (DECREASE) IN NET ASSETS	(89,392)	(210,618)	188,219	(212,845)	(134,335)	(293,089)
NET ASSETS
Beginning of Year or Period	1,380,277	1,590,895	846,863	1,059,708	579,768	872,857
End of Year or Period	$1,290,885	$1,380,277	$1,035,082	$846,863	$445,433	$579,768

	Mid-Cap Value Portfolio		Small-Cap Equity Portfolio		Small-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$7,550	$13,341	$3,407	$7,510	($513)	($1,856)
Net realized gain (loss)	(26,540)	152,815	17,471	52,559	(70,462)	12,180
Change in net unrealized appreciation (depreciation)	62,140	(163,279)	25,238	(112,089)	24,961	(52,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,150	2,877	46,116	(52,020)	(46,014)	(42,537)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,048	16,857	4,825	8,562	5,284	32,331
Class P	495,945	14,781	632	121,162	1,490	29,572
Cost of shares repurchased
Class I	(6,641)	(22,095)	(5,214)	(12,283)	(7,294)	(30,897)
Class P	(69,456)	(312,788)	(101,009)	(72,999)	(57,728)	(118,494)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	429,896	(303,245)	(100,766)	44,442	(58,248)	(87,488)
NET INCREASE (DECREASE) IN NET ASSETS	473,046	(300,368)	(54,650)	(7,578)	(104,262)	(130,025)
NET ASSETS
Beginning of Year or Period	1,036,690	1,337,058	587,379	594,957	527,931	657,956
End of Year or Period	$1,509,736	$1,036,690	$532,729	$587,379	$423,669	$527,931

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Small-Cap Index Portfolio		Small-Cap Value Portfolio		Value Advantage Portfolio
OPERATIONS
Net investment income (loss)	$4,972	$8,148	$1,150	$5,967	$9,280	$14,532
Net realized gain (loss)	16,958	55,573	6,140	59,287	(6,829)	41,284
Change in net unrealized appreciation (depreciation)	5,709	(115,447)	16,233	(80,332)	31,442	(107,885)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,639	(51,726)	23,523	(15,078)	33,893	(52,069)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	8,082	45,253	11,543	21,437	4,228	7,945
Class P	308,432	296,364	131,844	1,282	215,373	297,218
Cost of shares repurchased
Class I	(21,124)	(71,547)	(12,417)	(35,376)	(3,990)	(13,309)
Class P	(56,368)	(52,394)	(22,809)	(260,854)	(54,469)	(129,414)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	239,022	217,676	108,161	(273,511)	161,142	162,440
NET INCREASE (DECREASE) IN NET ASSETS	266,661	165,950	131,684	(288,589)	195,035	110,371
NET ASSETS
Beginning of Year or Period	794,126	628,176	446,024	734,613	995,292	884,921
End of Year or Period	$1,060,787	$794,126	$577,708	$446,024	$1,190,327	$995,292

	Emerging Markets Portfolio		International Large-Cap Portfolio		International Small-Cap Portfolio
OPERATIONS
Net investment income (loss)	$10,486	$12,875	$29,168	$35,248	$16,249	$23,372
Net realized gain (loss)	(42,723)	(118,413)	(14,056)	136,850	5,009	98,417
Change in net unrealized appreciation (depreciation)	96,072	(123,347)	(97,937)	(166,269)	(35,839)	(60,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,835	(228,885)	(82,825)	5,829	(14,581)	60,812
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	16,012	43,943	33,455	59,187	6,442	33,959
Class P	487,368	72,478	54,552	71,965	593	491,130
Cost of shares repurchased
Class I	(21,974)	(65,282)	(17,513)	(62,790)	(11,544)	(18,579)
Class P	(57,450)	(123,704)	(312,300)	(292,586)	(403,951)	(207,217)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	423,956	(72,565)	(241,806)	(224,224)	(408,460)	299,293
NET INCREASE (DECREASE) IN NET ASSETS	487,791	(301,450)	(324,631)	(218,395)	(423,041)	360,105
NET ASSETS
Beginning of Year or Period	1,415,813	1,717,263	2,222,132	2,440,527	1,574,803	1,214,698
End of Year or Period	$1,903,604	$1,415,813	$1,897,501	$2,222,132	$1,151,762	$1,574,803

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	International Value Portfolio		Health Sciences Portfolio		Real Estate Portfolio
OPERATIONS
Net investment income (loss)	$20,800	$22,285	$243	($558)	$10,292	$15,038
Net realized gain (loss)	(54,193)	(20,452)	16,866	62,441	30,035	80,529
Change in net unrealized appreciation (depreciation)	(39,594)	1,524	(32,182)	(30,762)	33,305	(80,937)
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,987)	3,357	(15,073)	31,121	73,632	14,630
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,642	24,299	8,874	77,877	14,959	45,217
Class P	99,633	4,745	-	-	8,068	101,393
Cost of shares repurchased
Class I	(15,229)	(30,087)	(44,850)	(49,985)	(22,429)	(106,361)
Class P	(45,967)	(323,583)	-	-	(115,163)	(133,216)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	49,079	(324,626)	(35,976)	27,892	(114,565)	(92,967)
NET INCREASE (DECREASE) IN NET ASSETS	(23,908)	(321,269)	(51,049)	59,013	(40,933)	(78,337)
NET ASSETS
Beginning of Year or Period	1,051,699	1,372,968	401,470	342,457	794,456	872,793
End of Year or Period	$1,027,791	$1,051,699	$350,421	$401,470	$753,523	$794,456

	Technology Portfolio		Absolute Return Portfolio (2)		Currency Strategies Portfolio
OPERATIONS
Net investment income (loss)	($236)	($614)	$4,245	$10,624	($2,962)	($7,396)
Net realized gain (loss)	(2,569)	603	(72,177)	(26,455)	60,282	7,591
Change in net unrealized appreciation (depreciation)	(6,551)	(3,477)	34,884	(29,789)	12,325	12,648
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,356)	(3,488)	(33,048)	(45,620)	69,645	12,843
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,300	23,758	881	688	3,190	1,695
Class P	-	-	5,600	1,324,159	1,111	3,924
Cost of shares repurchased
Class I	(9,999)	(14,321)	(199)	(187)	(2,413)	(2,240)
Class P	-	-	(280,806)	(85,630)	(199,415)	(460,152)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,699)	9,437	(274,524)	1,239,030	(197,527)	(456,773)
NET INCREASE (DECREASE) IN NET ASSETS	(13,055)	5,949	(307,572)	1,193,410	(127,882)	(443,930)
NET ASSETS
Beginning of Year or Period	99,755	93,806	1,193,410	–	1,290,281	1,734,211
End of Year or Period	$86,700	$99,755	$885,838	$1,193,410	$1,162,399	$1,290,281

(1)	Unaudited.
(2)	Operations commenced on April 27, 2015.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Diversified Alternatives Portfolio (2)		Equity Long/Short Portfolio (3)		Global Absolute Return Portfolio
OPERATIONS
Net investment income (loss)	($5)	($2)	($5,691)	($9,234)	$27,272	$69,058
Net realized gain (loss)	2	(1)	94,039	121,301	(84,000)	32,777
Change in net unrealized appreciation (depreciation)	80	1	(73,119)	87,750	75,196	(53,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	77	(2)	15,229	199,817	18,468	47,963
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	532	2,026	9,262	15,251	972	6,078
Class P	-	-	2,623	1,381,783	2,587	25,598
Cost of shares repurchased
Class I	(28)	-	(7,450)	(567)	(1,674)	(2,974)
Class P	-	-	(195,236)	(259,514)	(287,173)	(490,542)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	504	2,026	(190,801)	1,136,953	(285,288)	(461,840)
NET INCREASE (DECREASE) IN NET ASSETS	581	2,024	(175,572)	1,336,770	(266,820)	(413,877)
NET ASSETS
Beginning of Year or Period	2,024	-	1,336,770	-	1,131,311	1,545,188
End of Year or Period	$2,605	$2,024	$1,161,198	$1,336,770	$864,491	$1,131,311

	Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio
OPERATIONS
Net investment income (loss)	($875)	($1,711)	($3,313)	($6,414)	($1,031)	($2,064)
Net realized gain (loss)	3,833	6,061	14,460	12,776	8,146	7,690
Change in net unrealized appreciation (depreciation)	15,870	(9,585)	52,917	(42,304)	10,201	(21,118)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,828	(5,235)	64,064	(35,942)	17,316	(15,492)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	32,718	65,107	53,011	267,756	23,541	94,041
Cost of shares repurchased - Class I	(18,233)	(42,592)	(32,231)	(18,651)	(27,310)	(28,786)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,485	22,515	20,780	249,105	(3,769)	65,255
NET INCREASE (DECREASE) IN NET ASSETS	33,313	17,280	84,844	213,163	13,547	49,763
NET ASSETS
Beginning of Year or Period	458,930	441,650	1,793,442	1,580,279	574,532	524,769
End of Year or Period	$492,243	$458,930	$1,878,286	$1,793,442	$588,079	$574,532

(1)	Unaudited.
(2)	Operations commenced on October 30, 2015.
(3)	Operations commenced on April 27, 2015.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate- Conservative Portfolio		Portfolio Optimization Moderate Portfolio
OPERATIONS
Net investment income (loss)	($3,404)	($7,164)	($5,644)	($12,483)	($19,517)	($43,740)
Net realized gain (loss)	44,353	61,385	65,269	119,715	300,801	492,114
Change in net unrealized appreciation (depreciation)	37,356	(49,499)	41,995	(115,719)	48,015	(471,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,305	4,722	101,620	(8,487)	329,299	(23,603)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	135,330	95,791	11,518	58,979	13,268	34,193
Cost of shares repurchased - Class I	(166,821)	(403,572)	(248,343)	(543,022)	(760,316)	(1,986,829)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(31,491)	(307,781)	(236,825)	(484,043)	(747,048)	(1,952,636)
NET INCREASE (DECREASE) IN NET ASSETS	46,814	(303,059)	(135,205)	(492,530)	(417,749)	(1,976,239)
NET ASSETS
Beginning of Year or Period	2,119,782	2,422,841	3,704,156	4,196,686	12,849,093	14,825,332
End of Year or Period	$2,166,596	$2,119,782	$3,568,951	$3,704,156	$12,431,344	$12,849,093

	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive- Growth Portfolio		PSF DFA Balanced Allocation Portfolio (2)
OPERATIONS
Net investment income (loss)	($16,195)	($36,524)	($3,482)	($7,912)	$41
Net realized gain (loss)	305,777	514,920	81,211	99,513	-
Change in net unrealized appreciation (depreciation)	(79,546)	(492,167)	(45,575)	(108,369)	41
Net Increase (Decrease) in Net Assets Resulting from Operations	210,036	(13,771)	32,154	(16,768)	82
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D	-	-	-	-	11,339
Class I	6,209	28,395	8,560	20,690	-
Cost of shares repurchased
Class D	-	-	-	-	(56)
Class I	(683,277)	(1,556,514)	(145,123)	(330,856)	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(677,068)	(1,528,119)	(136,563)	(310,166)	11,283
NET INCREASE (DECREASE) IN NET ASSETS	(467,032)	(1,541,890)	(104,409)	(326,934)	11,365
NET ASSETS
Beginning of Year or Period	10,758,744	12,300,634	2,312,489	2,639,423	-
End of Year or Period	$10,291,712	$10,758,744	$2,208,080	$2,312,489	$11,365

(1)	Unaudited.
(2)	Operations commenced on April 29, 2016.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

(In thousands)

	Inflation Managed Portfolio	Long/Short Large-Cap Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	$44,639	($26,462)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(726,953)	(616,968)
Proceeds from disposition of long-term securities	548,055	1,153,222
Purchases to cover securities sold short	-	(344,328)
Proceeds from securities sold short	-	198,526
Proceeds (purchases) of short-term securities, net	(16,246)	14,832
Proceeds (purchases) from foreign currency transactions	2,006	-
(Increase) decrease in swaps premiums	(181)	-
(Increase) decrease in cash collateral received for securities on loan (2)	-	150,235
(Increase) decrease in dividends and interest receivable	(45)	1,137
(Increase) decrease in receivable for securities sold	(70,639)	(18,396)
(Increase) decrease in variation margin	(558)	(326)
(Increase) decrease in prepaid expenses and other assets	(3)	(3)
Increase (decrease) in payable upon return of securities loaned	-	(150,235)
Increase (decrease) in payable for securities purchased	108,886	15,774
Increase (decrease) in payable due to custodian	320	136
Increase (decrease) in payable due to brokers	(1,181)	-
Increase (decrease) in accrued advisory fees	49	(344)
Increase (decrease) in accrued service fees	(2)	-
Increase (decrease) in accrued support service expenses	4	(10)
Increase (decrease) in accrued custodian, and portfolio accounting and tax fees	1	2
Increase (decrease) in accrued shareholder report expenses	(4)	(7)
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	2	2
Increase (decrease) in accrued dividends and interest payable (3)	(15)	(266)
Increase (decrease) in accrued other payable	(4)	(9)
Increase (decrease) in accrued other liabilities	15	-
Change in net unrealized (appreciation) depreciation on investments securities	(65,144)	(7,161)
Change in net unrealized (appreciation) depreciation on written options	115	-
Change in net unrealized (appreciation) depreciation on foreign currencies	11,169	-
Change in net unrealized (appreciation) depreciation on swaps (4)	(3,053)	-
Net realized (gain) loss on investment securities	8,157	36,188
Net realized (gain) loss on written options	(1,437)	-
Net realized (gain) loss on foreign currency	(2,603)	-
Net amortization on investments	447	-
Net cash provided by (used in) operating activities	(164,203)	405,539

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	197,176	66,824
Payments on shares redeemed	(56,753)	(472,972)
Increase (decrease) in payable for reverse repurchase agreements	(36,473)	-
Proceeds from sale-buyback financing transactions	2,889,875	-
Payments on sale-buyback financing transactions	(2,831,778)	-
Net cash provided by (used in) financing activities	162,047	(406,148)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	(2,156)	(609)

CASH AND FOREIGN CURRENCY:
Beginning of Period	6,276	1,239
End of Period	$4,120	$630

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statements of Cash Flows. The cash amounts shown in the Statements of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Inflation Managed and Long/Short Large-Cap Portfolios have not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (see Note 8 in Notes to Financial Statements).
(3)	Interest paid by the Inflation Managed and Long/Short Large-Cap Portfolios were $960 and $931, respectively.
(4)	Excludes centrally cleared swaps included in variation margin.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data	Ratio to Average Net Assets	Supplemental Data
Investment Operations	Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2016 (6)	$9.66	$0.14	$0.41	$0.55	$-	$-	$-	$10.21	0.75%	0.75%	2.78%	5.70%	$4,877	43%
2015 (7)	10.00	0.19	(0.53)	(0.34)	-	-	-	9.66	0.73%	0.73%	2.87%	(3.43%)	2,318	42%
Class P
2016 (6)	9.67	0.15	0.41	0.56	-	-	-	10.23	0.55%	0.55%	2.98%	5.81%	371,627	43%
2015 (7)	10.00	0.20	(0.53)	(0.33)	-	-	-	9.67	0.55%	0.55%	2.96%	(3.30%)	390,193	42%
Diversified Bond
Class I
2016 (6)	$8.82	$0.16	$0.37	$0.53	$-	$-	$-	$9.35	0.64%	0.64%	3.48%	5.98%	$276,961	103%
2015	8.72	0.27	(0.17)	0.10	-	-	-	8.82	0.64%	0.64%	3.00%	1.05%	244,154	224%
2014	8.10	0.27	0.35	0.62	-	-	-	8.72	0.63%	0.63%	3.17%	7.69%	211,788	259%
2013	8.20	0.24	(0.34)	(0.10)	-	-	-	8.10	0.63%	0.63%	2.91%	(1.15%)	96,448	253%
2012	7.86	0.24	0.41	0.65	(0.24)	(0.07)	(0.31)	8.20	0.64%	0.64%	2.89%	8.37%	113,422	366%
2011	10.01	0.34	0.25	0.59	(2.74)	-	(2.74)	7.86	0.66%	0.66%	3.36%	5.94%	106,167	701%
Class P
2016 (6)	11.82	0.22	0.50	0.72	-	-	-	12.54	0.44%	0.44%	3.67%	6.09%	3,362,932	103%
2015	11.67	0.38	(0.23)	0.15	-	-	-	11.82	0.44%	0.44%	3.19%	1.25%	3,371,987	224%
2014	10.82	0.39	0.46	0.85	-	-	-	11.67	0.43%	0.43%	3.39%	7.91%	3,645,493	259%
2013	10.92	0.34	(0.44)	(0.10)	-	-	-	10.82	0.43%	0.43%	3.11%	(0.95%)	2,834,421	253%
2012	10.44	0.33	0.56	0.89	(0.34)	(0.07)	(0.41)	10.92	0.45%	0.45%	3.08%	8.58%	3,140,370	366%
2011 (8)	10.24	0.23	0.16	0.39	(0.19)	-	(0.19)	10.44	0.45%	0.45%	3.36%	3.85%	2,949,455	701%
Floating Rate Income
Class I
2016 (6)	$10.36	$0.20	$0.13	$0.33	$-	$-	$-	$10.69	0.91%	0.91%	3.88%	3.20%	$44,720	45%
2015	10.27	0.40	(0.31)	0.09	-	-	-	10.36	0.91%	0.91%	3.87%	0.86%	46,950	59%
2014	10.23	0.41	(0.37)	0.04	-	-	-	10.27	0.93%	0.93%	4.00%	0.41%	33,205	82%
2013 (9)	10.00	0.25	(0.02)	0.23	-	-	-	10.23	0.94%	0.94%	3.63%	2.28%	18,220	117%
Class P
2016 (6)	10.41	0.21	0.14	0.35	-	-	-	10.76	0.71%	0.71%	4.04%	3.31%	319,067	45%
2015	10.30	0.43	(0.32)	0.11	-	-	-	10.41	0.71%	0.71%	4.06%	1.06%	411,419	59%
2014	10.24	0.44	(0.38)	0.06	-	-	-	10.30	0.73%	0.73%	4.19%	0.61%	355,421	82%
2013 (9)	10.00	0.24	-	(10)	0.24	-	-	-	10.24	0.74%	0.74%	3.62%	2.41%	267,871	117%
Floating Rate Loan
Class I
2016 (6)	$6.10	$0.12	$0.16	$0.28	$-	$-	$-	$6.38	1.05%	0.95%	3.89%	4.40%	$128,276	13%
2015	6.17	0.23	(0.30)	(0.07)	-	-	-	6.10	1.03%	0.93%	3.76%	(1.01%)	130,722	31%
2014	6.12	0.22	(0.17)	0.05	-	-	-	6.17	1.04%	0.94%	3.59%	0.84%	143,819	29%
2013	5.85	0.26	0.01	0.27	-	-	-	6.12	1.03%	0.93%	4.24%	4.53%	155,736	120%
2012	5.70	0.28	0.17	0.45	(0.30)	-	(0.30)	5.85	1.01%	0.91%	4.82%	8.10%	85,212	152%
2011	7.50	0.47	(0.29)	0.18	(1.98)	-	(1.98)	5.70	1.02%	0.92%	6.22%	2.50%	79,461	81%
Class P
2016 (6)	8.04	0.16	0.20	0.36	-	-	-	8.40	0.84%	0.74%	4.04%	4.50%	383,125	13%
2015	8.11	0.33	(0.40)	(0.07)	-	-	-	8.04	0.83%	0.73%	3.96%	(0.82%)	594,418	31%
2014	8.03	0.31	(0.23)	0.08	-	-	-	8.11	0.84%	0.74%	3.79%	1.04%	592,773	29%
2013	7.66	0.36	0.01	0.37	-	-	-	8.03	0.82%	0.72%	4.59%	4.74%	590,265	120%
2012	7.45	0.38	0.22	0.60	(0.39)	-	(0.39)	7.66	0.81%	0.71%	5.02%	8.31%	883,978	152%
2011 (8)	7.67	0.26	(0.24)	0.02	(0.24)	-	(0.24)	7.45	0.79%	0.69%	5.14%	0.32%	972,895	81%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data									Ratio to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2016 (6)	$6.47	$0.19		$0.27	$0.46	$-	$-	$-	$6.93	0.64%	0.64%	5.72%	7.06%	$301,416	33%
2015	6.79	0.39		(0.71)	(0.32)	-	-	-	6.47	0.63%	0.63%	5.66%	(4.64%)	283,940	42%
2014	6.76	0.39		(0.36)	0.03	-	-	-	6.79	0.63%	0.63%	5.65%	0.37%	349,435	55%
2013	6.31	0.39		0.06	0.45	-	-	-	6.76	0.63%	0.63%	5.94%	7.25%	387,277	107%
2012	5.87	0.40		0.48	0.88	(0.44)	-	(0.44)	6.31	0.64%	0.64%	6.52%	15.30%	399,742	98%
2011	6.41	0.48		(0.26)	0.22	(0.76)	-	(0.76)	5.87	0.64%	0.64%	7.33%	3.42%	340,009	91%
Class P
2016 (6)	7.04	0.21		0.29	0.50	-	-	-	7.54	0.44%	0.44%	5.91%	7.16%	572,356	33%
2015	7.37	0.44		(0.77)	(0.33)	-	-	-	7.04	0.43%	0.43%	5.86%	(4.45%)	757,568	42%
2014	7.32	0.44		(0.39)	0.05	-	-	-	7.37	0.43%	0.43%	5.85%	0.57%	748,747	55%
2013	6.82	0.43		0.07	0.50	-	-	-	7.32	0.43%	0.43%	6.14%	7.46%	847,905	107%
2012	6.34	0.45		0.51	0.96	(0.48)	-	(0.48)	6.82	0.44%	0.44%	6.75%	15.53%	899,379	98%
2011 (8)	6.76	0.31		(0.43)	(0.12)	(0.30)	-	(0.30)	6.34	0.43%	0.43%	7.32%	(1.79%)	1,023,563	91%
Inflation Managed
Class I
2016 (6)	$9.68	$0.10		$0.51	$0.61	$-	$-	$-	$10.29	0.91%	0.91%	2.07%	6.26%	$374,904	50%
2015	9.99	0.07		(0.38)	(0.31)	-	-	-	9.68	0.80%	0.80%	0.66%	(3.06%)	376,279	63%
2014	9.68	0.24		0.07	0.31	-	-	-	9.99	0.70%	0.70%	2.35%	3.11%	443,251	57%
2013	10.63	0.11		(1.06)	(0.95)	-	-	-	9.68	0.70%	0.70%	1.04%	(8.92%)	504,243	38%
2012	11.85	0.29		0.80	1.09	(0.29)	(2.02)	(2.31)	10.63	0.74%	0.74%	2.62%	9.87%	715,700	50%
2011	11.80	0.32		1.03	1.35	(0.75)	(0.55)	(1.30)	11.85	0.64%	0.64%	2.68%	11.85%	686,265	430%
Class P
2016 (6)	10.92	0.15		0.54	0.69	-	-	-	11.61	0.72%	0.72%	2.60%	6.37%	510,218	50%
2015	11.24	0.03		(0.35)	(0.32)	-	-	-	10.92	0.60%	0.60%	0.27%	(2.87%)	324,242	63%
2014	10.88	0.29		0.07	0.36	-	-	-	11.24	0.50%	0.50%	2.59%	3.32%	753,448	57%
2013	11.92	0.14		(1.18)	(1.04)	-	-	-	10.88	0.50%	0.50%	1.26%	(8.74%)	829,624	38%
2012	13.09	0.29		0.94	1.23	(0.38)	(2.02)	(2.40)	11.92	0.50%	0.50%	2.31%	10.09%	889,728	50%
2011 (8)	12.36	0.15		0.70	0.85	(0.12)	-	(0.12)	13.09	0.43%	0.43%	1.69%	6.94%	2,086,142	430%
Inflation Strategy
Class I
2016 (6)	$9.70	$0.01		$0.42	$0.43	$-	$-	$-	$10.13	0.65%	0.65%	0.14%	4.39%	$19,747	144%
2015	10.02	(0.07)		(0.25)	(0.32)	-	-	-	9.70	0.63%	0.63%	(0.65%)	(3.21%)	19,249	528%
2014	9.79	0.02		0.21	0.23	-	-	-	10.02	0.59%	0.59%	0.18%	2.33%	20,570	157%
2013	10.82	-	(10)	(1.03)	(1.03)	-	-	-	9.79	0.59%	0.59%	0.03%	(9.47%)	19,196	142%
2012	10.33	0.06		0.51	0.57	(0.04)	(0.04)	(0.08)	10.82	0.58%	0.58%	0.55%	5.51%	24,847	152%
2011 (11)	10.00	0.14		0.66	0.80	(0.29)	(0.18)	(0.47)	10.33	0.58%	0.58%	2.08%	8.08%	19,509	226%
Class P
2016 (6)	9.88	0.01		0.43	0.44	-	-	-	10.32	0.45%	0.45%	0.28%	4.49%	226,809	144%
2015	10.18	(0.09)		(0.21)	(0.30)	-	-	-	9.88	0.42%	0.42%	(0.85%)	(3.02%)	244,407	528%
2014	9.93	0.05		0.20	0.25	-	-	-	10.18	0.39%	0.39%	0.45%	2.53%	719,358	157%
2013	10.95	0.02		(1.04)	(1.02)	-	-	-	9.93	0.39%	0.39%	0.19%	(9.28%)	947,092	142%
2012	10.44	0.07		0.53	0.60	(0.05)	(0.04)	(0.09)	10.95	0.38%	0.38%	0.66%	5.72%	1,094,266	152%
2011 (11)	10.00	(0.01)		0.81	0.80	(0.18)	(0.18)	(0.36)	10.44	0.38%	0.38%	(0.15%)	8.10%	1,427,203	226%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Managed Bond
Class I
2016 (6)	$11.86	$0.17	$0.34	$0.51	$-	$-	$-	$12.37	0.65%	0.65%	2.75%	4.25%	$922,737	237%
2015	11.80	0.31	(0.25)	0.06	-	-	-	11.86	0.64%	0.64%	2.56%	0.56%	918,041	459%
2014	11.29	0.22	0.29	0.51	-	-	-	11.80	0.63%	0.63%	1.86%	4.43%	1,058,000	307%
2013	11.55	0.28	(0.54)	(0.26)	-	-	-	11.29	0.63%	0.63%	2.45%	(2.21%)	1,312,512	526%
2012	10.99	0.35	0.81	1.16	(0.59)	(0.01)	(0.60)	11.55	0.64%	0.64%	3.06%	10.72%	1,514,555	662%
2011	11.67	0.36	0.08	0.44	(0.71)	(0.41)	(1.12)	10.99	0.64%	0.64%	3.07%	3.84%	1,420,022	589%
Class P
2016 (6)	13.00	0.19	0.38	0.57	-	-	-	13.57	0.45%	0.45%	2.95%	4.35%	2,203,776	237%
2015	12.90	0.36	(0.26)	0.10	-	-	-	13.00	0.44%	0.44%	2.77%	0.76%	2,225,069	459%
2014	12.33	0.26	0.31	0.57	-	-	-	12.90	0.43%	0.43%	2.06%	4.64%	2,399,713	307%
2013	12.58	0.33	(0.58)	(0.25)	-	-	-	12.33	0.43%	0.43%	2.65%	(2.01%)	3,261,224	526%
2012	11.97	0.41	0.88	1.29	(0.67)	(0.01)	(0.68)	12.58	0.44%	0.44%	3.27%	10.94%	3,628,143	662%
2011 (8)	11.96	0.30	(0.14)	0.16	(0.15)	-	(0.15)	11.97	0.44%	0.44%	3.77%	1.41%	4,667,713	589%
Short Duration Bond
Class I
2016 (6)	$9.55	$0.06	$0.10	$0.16	$-	$-	$-	$9.71	0.63%	0.63%	1.17%	1.69%	$432,213	39%
2015	9.52	0.10	(0.07)	0.03	-	-	-	9.55	0.63%	0.63%	1.09%	0.31%	423,794	93%
2014	9.46	0.10	(0.04)	0.06	-	-	-	9.52	0.63%	0.63%	1.02%	0.67%	405,023	52%
2013	9.42	0.09	(0.05)	0.04	-	-	-	9.46	0.63%	0.63%	0.97%	0.40%	335,971	66%
2012	9.20	0.11	0.18	0.29	(0.07)	-	(0.07)	9.42	0.64%	0.64%	1.16%	3.19%	277,735	101%
2011	9.45	0.11	(0.03)	0.08	(0.33)	-	(0.33)	9.20	0.66%	0.66%	1.16%	0.87%	240,422	230%
Class P
2016 (6)	9.87	0.07	0.11	0.18	-	-	-	10.05	0.44%	0.44%	1.37%	1.79%	1,093,934	39%
2015	9.82	0.12	(0.07)	0.05	-	-	-	9.87	0.43%	0.43%	1.26%	0.51%	710,833	93%
2014	9.73	0.12	(0.03)	0.09	-	-	-	9.82	0.43%	0.43%	1.22%	0.87%	1,797,519	52%
2013	9.68	0.11	(0.06)	0.05	-	-	-	9.73	0.43%	0.43%	1.17%	0.60%	1,913,056	66%
2012	9.45	0.13	0.20	0.33	(0.10)	-	(0.10)	9.68	0.44%	0.44%	1.33%	3.40%	2,177,671	101%
2011 (8)	9.51	0.10	(0.07)	0.03	(0.09)	-	(0.09)	9.45	0.46%	0.46%	1.58%	0.34%	1,533,304	230%
Emerging Markets Debt
Class I
2016 (6)	$9.30	$0.39	$0.96	$1.35	$-	$-	$-	$10.65	1.05%	1.05%	7.98%	14.42%	$20,213	40%
2015	9.74	0.63	(1.07)	(0.44)	-	-	-	9.30	1.04%	1.04%	6.42%	(4.42%)	15,366	86%
2014	10.12	0.53	(0.91)	(0.38)	-	-	-	9.74	1.03%	1.03%	5.08%	(3.83%)	17,415	85%
2013	10.82	0.49	(1.19)	(0.70)	-	-	-	10.12	1.04%	1.04%	4.76%	(6.44%)	16,148	112%
2012 (12)	10.00	0.35	0.71	1.06	(0.24)	-	(0.24)	10.82	1.03%	1.03%	4.90%	10.60%	7,809	27%
Class P
2016 (6)	9.37	0.40	0.96	1.36	-	-	-	10.73	0.84%	0.84%	8.15%	14.54%	608,767	40%
2015	9.78	0.64	(1.05)	(0.41)	-	-	-	9.37	0.84%	0.84%	6.54%	(4.23%)	826,982	86%
2014	10.15	0.55	(0.92)	(0.37)	-	-	-	9.78	0.83%	0.83%	5.28%	(3.63%)	1,200,883	85%
2013	10.83	0.52	(1.20)	(0.68)	-	-	-	10.15	0.84%	0.84%	4.97%	(6.25%)	955,108	112%
2012 (12)	10.00	0.34	0.74	1.08	(0.25)	-	(0.25)	10.83	0.84%	0.84%	4.91%	10.74%	982,590	27%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data	Ratio to Average Net Assets	Supplemental Data
Investment Operations	Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Comstock
Class I
2016 (6)	$11.43	$0.13	($0.15)	($0.02)	$-	$-	$-	$11.41	0.94%	0.93%	2.38%	(0.17%)	$243,655	10%
2015	12.17	0.16	(0.90)	(0.74)	-	-	-	11.43	0.93%	0.91%	1.37%	(6.05%)	252,449	15%
2014	11.14	0.18	0.85	1.03	-	-	-	12.17	0.93%	0.91%	1.52%	9.16%	270,783	30%
2013	8.22	0.12	2.80	2.92	-	-	-	11.14	0.92%	0.91%	1.22%	35.58%	233,172	10%
2012	7.46	0.12	1.21	1.33	(0.16)	(0.41)	(0.57)	8.22	0.92%	0.91%	1.55%	18.54%	138,115	30%
2011	8.61	0.12	(0.30)	(0.18)	(0.90)	(0.07)	(0.97)	7.46	0.93%	0.91%	1.34%	(2.11%)	115,096	27%
Class P
2016 (6)	12.99	0.16	(0.17)	(0.01)	-	-	-	12.98	0.74%	0.72%	2.60%	(0.07%)	780,299	10%
2015	13.80	0.21	(1.02)	(0.81)	-	-	-	12.99	0.73%	0.71%	1.56%	(5.86%)	971,039	15%
2014	12.62	0.23	0.95	1.18	-	-	-	13.80	0.73%	0.71%	1.79%	9.38%	1,370,737	30%
2013	9.29	0.16	3.17	3.33	-	-	-	12.62	0.72%	0.71%	1.43%	35.85%	1,582,229	10%
2012	8.39	0.16	1.35	1.51	(0.20)	(0.41)	(0.61)	9.29	0.72%	0.71%	1.74%	18.78%	1,880,180	30%
2011 (8)	9.45	0.10	(1.10)	(1.00)	(0.06)	-	(0.06)	8.39	0.73%	0.71%	1.86%	(10.56%)	1,958,067	27%
Dividend Growth
Class I
2016 (6)	$15.10	$0.09	$0.93	$1.02	$-	$-	$-	$16.12	0.89%	0.89%	1.24%	6.78%	$342,650	13%
2015	14.79	0.17	0.14	0.31	-	-	-	15.10	0.89%	0.89%	1.15%	2.09%	315,128	23%
2014	13.19	0.15	1.45	1.60	-	-	-	14.79	0.89%	0.89%	1.11%	12.10%	313,266	24%
2013	10.14	0.14	2.91	3.05	-	-	-	13.19	0.89%	0.89%	1.16%	30.11%	261,574	18%
2012	9.21	0.15	1.17	1.32	(0.17)	(0.22)	(0.39)	10.14	0.91%	0.91%	1.55%	14.55%	181,496	20%
2011	9.73	0.12	0.20	0.32	(0.34)	(0.50)	(0.84)	9.21	0.91%	0.91%	1.16%	3.27%	156,119	16%
Class P
2016 (6)	16.47	0.12	1.01	1.13	-	-	-	17.60	0.70%	0.70%	1.46%	6.88%	472,881	13%
2015	16.10	0.22	0.15	0.37	-	-	-	16.47	0.69%	0.69%	1.32%	2.29%	372,191	23%
2014	14.33	0.20	1.57	1.77	-	-	-	16.10	0.69%	0.69%	1.31%	12.33%	727,816	24%
2013	11.00	0.17	3.16	3.33	-	-	-	14.33	0.69%	0.69%	1.35%	30.37%	631,460	18%
2012	10.00	0.18	1.28	1.46	(0.24)	(0.22)	(0.46)	11.00	0.71%	0.71%	1.68%	14.78%	635,366	20%
2011 (8)	10.61	0.11	(0.65)	(0.54)	(0.07)	-	(0.07)	10.00	0.71%	0.71%	1.65%	(5.12%)	847,944	16%
Equity Index
Class I
2016 (6)	$46.39	$0.45	$1.25	$1.70	$-	$-	$-	$48.09	0.28%	0.28%	1.96%	3.68%	$1,547,918	4%
2015	45.86	0.85	(0.32)	0.53	-	-	-	46.39	0.28%	0.28%	1.82%	1.14%	1,492,171	9%
2014	40.45	0.75	4.66	5.41	-	-	-	45.86	0.28%	0.28%	1.76%	13.38%	1,343,767	2%
2013	30.67	0.66	9.12	9.78	-	-	-	40.45	0.28%	0.28%	1.84%	31.92%	1,127,684	4%
2012	27.11	0.61	3.67	4.28	(0.72)	-	(0.72)	30.67	0.28%	0.28%	2.04%	15.77%	852,780	4%
2011	27.47	0.49	-	(10)	0.49	(0.85)	-	(0.85)	27.11	0.29%	0.29%	1.74%	1.82%	765,898	4%
Class P
2016 (6)	47.62	0.51	1.29	1.80	-	-	-	49.42	0.08%	0.08%	2.16%	3.78%	684,370	4%
2015	46.99	0.95	(0.32)	0.63	-	-	-	47.62	0.08%	0.08%	2.00%	1.34%	517,028	9%
2014	41.37	0.89	4.73	5.62	-	-	-	46.99	0.07%	0.07%	1.97%	13.60%	746,400	2%
2013	31.30	0.72	9.35	10.07	-	-	-	41.37	0.07%	0.07%	2.02%	32.18%	50,115	4%
2012	27.76	0.67	3.77	4.44	(0.90)	-	(0.90)	31.30	0.08%	0.08%	2.20%	16.00%	1,135,225	4%
2011 (8)	29.93	0.39	(2.32)	(1.93)	(0.24)	-	(0.24)	27.76	0.09%	0.09%	2.17%	(6.43%)	1,592,221	4%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data										Ratio to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)		Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Focused Growth
Class I
2016 (6)	$20.19	($0.01)		($0.38)	($0.39)	$-		$-	$-	$19.80	0.97%	0.97%	(0.09%)		(1.91%)	$140,219	27%
2015	18.34	(0.03)		1.88	1.85	-		-	-	20.19	0.97%	0.97%	(0.14%)		10.09%	156,113	59%
2014	16.66	(0.04)		1.72	1.68	-		-	-	18.34	0.97%	0.97%	(0.26%)		10.08%	122,045	52%
2013	12.48	(0.04)		4.22	4.18	-		-	-	16.66	0.98%	0.98%	(0.28%)		33.51%	125,799	60%
2012	11.28	(0.01)		2.52	2.51	-		(1.31)	(1.31)	12.48	1.07%	1.07%	(0.05%)		23.21%	113,913	21%
2011	12.49	(0.04)		(1.17)	(1.21)	-		-	-	11.28	1.10%	1.10%	(0.36%)		(9.70%)	101,110	47%
Class P
2016 (6)	20.39	0.01		(0.37)	(0.36)	-		-	-	20.03	0.75%	0.75%	0.13%		(1.80%)	17	27%
2015	18.48	0.01		1.90	1.91	-		-	-	20.39	0.76%	0.76%	0.07%		10.32%	17	59%
2014	16.76	(0.01)		1.73	1.72	-		-	-	18.48	0.75%	0.75%	(0.03%)		10.31%	16	52%
2013	12.52	(0.01)		4.25	4.24	-		-	-	16.76	0.75%	0.75%	(0.06%)		33.81%	14	60%
2012	11.30	0.02		2.51	2.53	-		(1.31)	(1.31)	12.52	0.88%	0.88%	0.14%		23.45%	11	21%
2011 (8)	13.21	(0.02)		(1.89)	(1.91)	-		-	-	11.30	0.94%	0.94%	(0.22%)		(14.48%)	9	47%
Growth
Class I
2016 (6)	$21.00	$0.01		($0.03)	($0.02)	$-		$-	$-	$20.98	0.78%	0.78%	0.13%		(0.07%)	$458,851	12%
2015	19.54	0.02		1.44	1.46	-		-	-	21.00	0.77%	0.77%	0.08%		7.46%	487,704	40%
2014	17.95	0.03		1.56	1.59	-		-	-	19.54	0.77%	0.77%	0.14%		8.88%	484,052	43%
2013	13.37	0.03		4.55	4.58	-		-	-	17.95	0.78%	0.78%	0.23%		34.21%	499,654	99%
2012	17.78	0.11		2.46	2.57	(0.13)		(6.85)	(6.98)	13.37	0.80%	0.80%	0.75%		18.24%	422,736	44%
2011	19.85	0.12		(1.28)	(1.16)	(0.21)		(0.70)	(0.91)	17.78	0.79%	0.79%	0.58%		(6.06%)	404,884	91%
Class P
2016 (6)	22.53	0.04		(0.04)	-	-		-	-	22.53	0.58%	0.58%	0.33%		0.02%	548,497	12%
2015	20.92	0.06		1.55	1.61	-		-	-	22.53	0.58%	0.58%	0.28%		7.68%	658,081	40%
2014	19.18	0.07		1.67	1.74	-		-	-	20.92	0.58%	0.58%	0.35%		9.09%	624,674	43%
2013	14.26	0.07		4.85	4.92	-		-	-	19.18	0.58%	0.58%	0.39%		34.48%	528,480	99%
2012	18.61	0.11		2.64	2.75	(0.25)		(6.85)	(7.10)	14.26	0.59%	0.59%	0.58%		18.45%	90,112	44%
2011 (8)	21.27	0.09		(2.69)	(2.60)	(0.06)		-	(0.06)	18.61	0.60%	0.60%	0.74%		(12.19%)	628,582	91%
Large-Cap Growth
Class I
2016 (6)	$8.17	($-	) (10)	($0.34)	($0.34)	$-		$-	$-	$7.83	0.94%	0.90%	(0.13%)		(4.21%)	$180,081	43%
2015	7.70	(0.02)		0.49	0.47	-		-	-	8.17	0.93%	0.89%	(0.20%)		6.09%	210,294	70%
2014	7.10	(0.01)		0.61	0.60	-		-	-	7.70	0.93%	0.89%	(0.17%)		8.43%	178,564	111%
2013	5.17	0.01		1.92	1.93	-		-	-	7.10	0.93%	0.81%	0.21%		37.48%	173,017	222%
2012	5.29	(-	) (10)	0.89	0.89	(-	) (10)	(1.01)	(1.01)	5.17	0.94%	0.91%	(0.07%)		18.23%	142,837	78%
2011	5.92	(0.02)		0.11	0.09	-		(0.72)	(0.72)	5.29	0.94%	0.92%	(0.26%)		1.07%	124,777	76%
Class P
2016 (6)	9.56	-	(10)	(0.39)	(0.39)	-		-	-	9.17	0.74%	0.70%	0.07%		(4.12%)	784,008	43%
2015	9.00	(-	) (10)	0.56	0.56	-		-	-	9.56	0.73%	0.69%	(-	%) (10)	6.30%	995,060	70%
2014	8.28	-	(10)	0.72	0.72	-		-	-	9.00	0.73%	0.69%	0.02%		8.65%	1,137,017	111%
2013	6.01	0.03		2.24	2.27	-		-	-	8.28	0.73%	0.61%	0.40%		37.75%	1,105,979	222%
2012	6.00	0.01		1.01	1.02	(-	) (10)	(1.01)	(1.01)	6.01	0.74%	0.71%	0.13%		18.47%	1,139,880	78%
2011 (8)	6.52	(-	) (10)	(0.52)	(0.52)	-		-	-	6.00	0.74%	0.72%	(0.08%)		(8.01%)	1,052,621	76%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratio to Average Net Assets					Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)		Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Large-Cap Value
Class I
2016 (6)	$17.20	$0.14	$0.38	$0.52	$-	$-	$-	$17.72	0.83%		0.83%		1.69%	2.99%	$370,883	6%
2015	17.73	0.24	(0.77)	(0.53)	-	-	-	17.20	0.82%		0.82%		1.38%	(2.99%)	370,309	9%
2014	15.90	0.35	1.48	1.83	-	-	-	17.73	0.82%		0.82%		2.10%	11.50%	402,160	23%
2013	12.02	0.22	3.66	3.88	-	-	-	15.90	0.82%		0.82%		1.58%	32.26%	390,559	8%
2012	10.82	0.22	1.52	1.74	(0.24)	(0.30)	(0.54)	12.02	0.82%		0.82%		1.87%	16.40%	308,064	25%
2011	11.29	0.21	0.32	0.53	(0.95)	(0.05)	(1.00)	10.82	0.82%		0.82%		1.76%	4.72%	295,579	16%
Class P
2016 (6)	18.76	0.18	0.40	0.58	-	-	-	19.34	0.63%		0.63%		1.90%	3.09%	1,633,869	6%
2015	19.30	0.30	(0.84)	(0.54)	-	-	-	18.76	0.62%		0.62%		1.57%	(2.79%)	1,516,950	9%
2014	17.28	0.42	1.60	2.02	-	-	-	19.30	0.62%		0.62%		2.35%	11.72%	1,982,893	23%
2013	13.04	0.27	3.97	4.24	-	-	-	17.28	0.61%		0.61%		1.77%	32.52%	2,109,161	8%
2012	11.74	0.26	1.66	1.92	(0.32)	(0.30)	(0.62)	13.04	0.62%		0.62%		2.07%	16.64%	2,530,007	25%
2011 (8)	12.48	0.17	(0.81)	(0.64)	(0.10)	-	(0.10)	11.74	0.62%		0.62%		2.24%	(5.18%)	2,536,739	16%
Long/Short Large-Cap
Class I
2016 (6)	$10.72	$0.01	($0.21)	($0.20)	$-	$-	$-	$10.52	2.22	% (13)	2.19	% (13)	0.28%	(1.86%)	$54,081	94	% (13)
2015	11.03	0.03	(0.34)	(0.31)	-	-	-	10.72	2.15	% (13)	2.10	% (13)	0.26%	(2.82%)	58,661	230	% (13)
2014	9.55	0.05	1.43	1.48	-	-	-	11.03	2.24	% (13)	2.19	% (13)	0.54%	15.52%	70,759	212	% (13)
2013	7.06	0.03	2.46	2.49	-	-	-	9.55	2.15	% (13)	2.10	% (13)	0.38%	35.13%	44,943	139	% (13)
2012	7.05	0.04	1.10	1.14	(0.06)	(1.07)	(1.13)	7.06	2.25	% (13)	2.23	% (13)	0.62%	18.09%	31,373	138	% (13)
2011	9.24	0.05	(0.24)	(0.19)	(0.99)	(1.01)	(2.00)	7.05	1.80	% (13)	1.72	% (13)	0.50%	(2.60%)	26,085	246	% (13)
Class P
2016 (6)	14.30	0.03	(0.28)	(0.25)	-	-	-	14.05	2.01	% (13)	1.98	% (13)	0.44%	(1.77%)	718,214	94	% (13)
2015	14.69	0.07	(0.46)	(0.39)	-	-	-	14.30	1.95	% (13)	1.90	% (13)	0.46%	(2.63%)	1,146,002	230	% (13)
2014	12.69	0.09	1.91	2.00	-	-	-	14.69	2.05	% (13)	2.00	% (13)	0.66%	15.75%	1,449,336	212	% (13)
2013	9.37	0.06	3.26	3.32	-	-	-	12.69	1.95	% (13)	1.90	% (13)	0.58%	35.40%	1,425,897	139	% (13)
2012	9.01	0.08	1.44	1.52	(0.09)	(1.07)	(1.16)	9.37	2.03	% (13)	2.02	% (13)	0.81%	18.32%	1,382,406	138	% (13)
2011 (8)	10.08	0.05	(1.09)	(1.04)	(0.03)	-	(0.03)	9.01	1.95	% (13)	1.95	% (13)	0.90%	(10.34%)	1,402,660	246	% (13)
Main Street Core
Class I
2016 (6)	$29.56	$0.20	$1.18	$1.38	$-	$-	$-	$30.94	0.68%		0.68%		1.35%	4.70%	$549,427	15%
2015	28.60	0.35	0.61	0.96	-	-	-	29.56	0.67%		0.67%		1.21%	3.35%	551,063	44%
2014	25.81	0.26	2.53	2.79	-	-	-	28.60	0.67%		0.67%		0.95%	10.82%	588,564	52%
2013	19.58	0.22	6.01	6.23	-	-	-	25.81	0.67%		0.67%		0.96%	31.77%	627,303	53%
2012	17.71	0.23	2.70	2.93	(0.20)	(0.86)	(1.06)	19.58	0.69%		0.69%		1.19%	17.02%	537,634	48%
2011	19.40	0.16	(0.07)	0.09	(0.23)	(1.55)	(1.78)	17.71	0.70%		0.70%		0.83%	0.48%	528,925	43%
Class P
2016 (6)	32.70	0.25	1.32	1.57	-	-	-	34.27	0.48%		0.48%		1.53%	4.80%	741,458	15%
2015	31.57	0.45	0.68	1.13	-	-	-	32.70	0.47%		0.47%		1.40%	3.56%	829,214	44%
2014	28.44	0.34	2.79	3.13	-	-	-	31.57	0.48%		0.48%		1.15%	11.04%	1,002,331	52%
2013	21.54	0.28	6.62	6.90	-	-	-	28.44	0.47%		0.47%		1.16%	32.03%	927,847	53%
2012	19.43	0.29	2.97	3.26	(0.29)	(0.86)	(1.15)	21.54	0.49%		0.49%		1.39%	17.25%	905,292	48%
2011 (8)	20.50	0.14	(1.12)	(0.98)	(0.09)	-	(0.09)	19.43	0.49%		0.49%		1.13%	(4.79%)	852,326	43%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data									Ratio to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Equity
Class I
2016 (6)	$14.34	$0.09		$0.65	$0.74	$-	$-	$-	$15.08	0.88%	0.88%	1.28%	5.17%	$298,851	86%
2015	14.12	0.15		0.07	0.22	-	-	-	14.34	0.87%	0.87%	1.01%	1.57%	302,950	165%
2014	13.55	0.03		0.54	0.57	-	-	-	14.12	0.87%	0.87%	0.23%	4.23%	310,609	155%
2013	9.95	0.07		3.53	3.60	-	-	-	13.55	0.87%	0.87%	0.59%	36.21%	343,953	202%
2012	11.87	0.06		0.69	0.75	(0.07)	(2.60)	(2.67)	9.95	0.92%	0.92%	0.55%	7.35%	295,015	103%
2011	14.72	0.05		(0.69)	(0.64)	(0.12)	(2.09)	(2.21)	11.87	0.92%	0.92%	0.33%	(5.40%)	321,413	78%
Class P
2016 (6)	17.56	0.13		0.80	0.93	-	-	-	18.49	0.68%	0.68%	1.46%	5.27%	736,231	86%
2015	17.26	0.20		0.10	0.30	-	-	-	17.56	0.68%	0.68%	1.13%	1.77%	543,913	165%
2014	16.52	0.07		0.67	0.74	-	-	-	17.26	0.68%	0.68%	0.43%	4.43%	749,099	155%
2013	12.11	0.11		4.30	4.41	-	-	-	16.52	0.67%	0.67%	0.79%	36.48%	859,859	202%
2012	13.91	0.09		0.83	0.92	(0.12)	(2.60)	(2.72)	12.11	0.72%	0.72%	0.68%	7.55%	776,168	103%
2011 (8)	15.91	0.06		(2.02)	(1.96)	(0.04)	-	(0.04)	13.91	0.72%	0.72%	0.69%	(12.35%)	1,395,375	78%
Mid-Cap Growth
Class I
2016 (6)	$9.74	$0.01		$0.19	$0.20	$-	$-	$-	$9.94	0.93%	0.89%	0.24%	2.06%	$239,711	13%
2015	10.33	0.02		(0.61)	(0.59)	-	-	-	9.74	0.93%	0.88%	0.23%	(5.73%)	245,837	42%
2014	9.52	-	(10)	0.81	0.81	-	-	-	10.33	0.92%	0.87%	0.02%	8.49%	264,349	47%
2013	7.15	(0.02)		2.39	2.37	-	-	-	9.52	0.92%	0.91%	(0.19%)	33.09%	245,303	136%
2012	8.71	0.03		0.56	0.59	(0.03)	(2.12)	(2.15)	7.15	0.96%	0.96%	0.43%	7.49%	189,423	28%
2011	10.03	(0.02)		(0.68)	(0.70)	-	(0.62)	(0.62)	8.71	0.95%	0.95%	(0.23%)	(7.81%)	205,205	33%
Class P
2016 (6)	10.61	0.02		0.21	0.23	-	-	-	10.84	0.73%	0.69%	0.38%	2.16%	205,722	13%
2015	11.23	0.04		(0.66)	(0.62)	-	-	-	10.61	0.73%	0.68%	0.36%	(5.54%)	333,931	42%
2014	10.33	0.02		0.88	0.90	-	-	-	11.23	0.73%	0.68%	0.22%	8.71%	608,508	47%
2013	7.75	-	(10)	2.58	2.58	-	-	-	10.33	0.73%	0.72%	0.01%	33.35%	602,439	136%
2012	9.26	0.05		0.60	0.65	(0.04)	(2.12)	(2.16)	7.75	0.76%	0.76%	0.56%	7.71%	526,318	28%
2011 (8)	11.45	(0.02)		(2.17)	(2.19)	-	-	-	9.26	0.76%	0.76%	(0.24%)	(19.18%)	787,031	33%
Mid-Cap Value
Class I
2016 (6)	$13.88	$0.08		$0.37	$0.45	$-	$-	$-	$14.33	0.92%	0.92%	1.14%	3.28%	$94,334	25%
2015	13.93	0.13		(0.18)	(0.05)	-	-	-	13.88	0.92%	0.92%	0.95%	(0.37%)	88,003	133%
2014	13.08	0.11		0.74	0.85	-	-	-	13.93	0.91%	0.91%	0.77%	6.49%	93,649	68%
2013	9.77	0.08		3.23	3.31	-	-	-	13.08	0.91%	0.91%	0.72%	33.89%	102,297	62%
2012	9.52	0.09		1.18	1.27	(0.10)	(0.92)	(1.02)	9.77	0.91%	0.91%	0.91%	14.49%	46,795	154%
2011	14.32	0.12		(0.67)	(0.55)	(1.51)	(2.74)	(4.25)	9.52	0.92%	0.92%	0.85%	(5.69%)	38,444	136%
Class P
2016 (6)	20.39	0.14		0.56	0.70	-	-	-	21.09	0.73%	0.73%	1.38%	3.39%	1,415,402	25%
2015	20.43	0.23		(0.27)	(0.04)	-	-	-	20.39	0.72%	0.72%	1.13%	(0.17%)	948,687	133%
2014	19.15	0.20		1.08	1.28	-	-	-	20.43	0.71%	0.71%	0.99%	6.71%	1,243,409	68%
2013	14.27	0.15		4.73	4.88	-	-	-	19.15	0.71%	0.71%	0.87%	34.16%	1,278,675	62%
2012	13.47	0.15		1.72	1.87	(0.15)	(0.92)	(1.07)	14.27	0.71%	0.71%	1.11%	14.72%	1,324,858	154%
2011 (8)	15.73	0.12		(2.31)	(2.19)	(0.07)	-	(0.07)	13.47	0.73%	0.73%	1.35%	(13.96%)	972,245	136%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Equity
Class I
2016 (6)	$14.80	$0.08	$1.22	$1.30	$-	$-	$-	$16.10	0.99%	0.89%	1.06%	8.74%	$58,667	19%
2015	16.07	0.16	(1.43)	(1.27)	-	-	-	14.80	0.99%	0.89%	1.02%	(7.88%)	54,396	39%
2014	15.80	0.13	0.14	0.27	-	-	-	16.07	0.99%	0.89%	0.85%	1.71%	62,927	20%
2013	11.66	0.13	4.01	4.14	-	-	-	15.80	0.98%	0.88%	0.95%	35.45%	64,302	17%
2012	10.82	0.18	1.45	1.63	(0.20)	(0.59)	(0.79)	11.66	0.99%	0.96%	1.61%	15.93%	41,681	61%
2011	14.26	0.08	(0.49)	(0.41)	(0.80)	(2.23)	(3.03)	10.82	1.01%	1.01%	0.58%	(3.38%)	37,873	20%
Class P
2016 (6)	19.19	0.12	1.57	1.69	-	-	-	20.88	0.79%	0.69%	1.24%	8.84%	474,062	19%
2015	20.79	0.25	(1.85)	(1.60)	-	-	-	19.19	0.79%	0.69%	1.23%	(7.70%)	532,983	39%
2014	20.39	0.20	0.20	0.40	-	-	-	20.79	0.79%	0.69%	1.00%	1.91%	532,030	20%
2013	15.03	0.20	5.16	5.36	-	-	-	20.39	0.78%	0.68%	1.13%	35.72%	973,694	17%
2012	13.75	0.26	1.87	2.13	(0.26)	(0.59)	(0.85)	15.03	0.80%	0.76%	1.82%	16.16%	960,414	61%
2011 (8)	15.52	0.11	(1.82)	(1.71)	(0.06)	-	(0.06)	13.75	0.80%	0.80%	1.26%	(10.99%)	963,251	20%
Small-Cap Growth
Class I
2016 (6)	$11.95	($0.02)	($0.96)	($0.98)	$-	$-	$-	$10.97	0.84%	0.84%	(0.38%)	(8.26%)	$115,636	105%
2015	13.04	(0.06)	(1.03)	(1.09)	-	-	-	11.95	0.83%	0.83%	(0.47%)	(8.35%)	128,164	191%
2014	12.99	(0.06)	0.11	0.05	-	-	-	13.04	0.83%	0.83%	(0.48%)	0.37%	140,039	243%
2013	9.71	(0.04)	3.32	3.28	-	-	-	12.99	0.82%	0.82%	(0.34%)	33.87%	159,298	80%
2012	10.10	0.01	1.16	1.17	(0.01)	(1.55)	(1.56)	9.71	0.88%	0.88%	0.11%	12.87%	106,933	78%
2011	11.86	(0.08)	(0.19)	(0.27)	-	(1.49)	(1.49)	10.10	0.87%	0.87%	(0.66%)	(3.10%)	107,786	57%
Class P
2016 (6)	14.01	(0.01)	(1.14)	(1.15)	-	-	-	12.86	0.64%	0.64%	(0.18%)	(8.17%)	308,033	105%
2015	15.25	(0.04)	(1.20)	(1.24)	-	-	-	14.01	0.63%	0.63%	(0.25%)	(8.17%)	399,767	191%
2014	15.17	(0.04)	0.12	0.08	-	-	-	15.25	0.63%	0.63%	(0.31%)	0.57%	517,917	243%
2013	11.31	(0.02)	3.88	3.86	-	-	-	15.17	0.63%	0.63%	(0.15%)	34.13%	416,847	80%
2012	11.51	0.03	1.35	1.38	(0.03)	(1.55)	(1.58)	11.31	0.67%	0.67%	0.30%	13.09%	390,549	78%
2011 (8)	13.58	(0.03)	(2.04)	(2.07)	-	-	-	11.51	0.69%	0.69%	(0.35%)	(15.22%)	443,336	57%
Small-Cap Index
Class I
2016 (6)	$17.04	$0.09	$0.24	$0.33	$-	$-	$-	$17.37	0.53%	0.53%	1.08%	1.97%	$393,858	15%
2015	17.92	0.17	(1.05)	(0.88)	-	-	-	17.04	0.53%	0.53%	0.93%	(4.93%)	399,538	25%
2014	17.17	0.15	0.60	0.75	-	-	-	17.92	0.53%	0.53%	0.87%	4.39%	447,156	14%
2013	12.42	0.14	4.61	4.75	-	-	-	17.17	0.53%	0.53%	0.94%	38.28%	503,573	13%
2012	10.99	0.19	1.56	1.75	(0.13)	(0.19)	(0.32)	12.42	0.57%	0.57%	1.58%	16.13%	377,576	23%
2011	11.58	0.08	(0.60)	(0.52)	(0.07)	-	(0.07)	10.99	0.59%	0.59%	0.72%	(4.51%)	357,107	16%
Class P
2016 (6)	17.16	0.11	0.25	0.36	-	-	-	17.52	0.33%	0.33%	1.33%	2.07%	666,929	15%
2015	18.01	0.21	(1.06)	(0.85)	-	-	-	17.16	0.33%	0.33%	1.16%	(4.74%)	394,588	25%
2014	17.22	0.18	0.61	0.79	-	-	-	18.01	0.34%	0.34%	1.05%	4.59%	181,020	14%
2013	12.43	0.16	4.63	4.79	-	-	-	17.22	0.33%	0.33%	1.11%	38.55%	300,438	13%
2012	11.03	0.26	1.51	1.77	(0.18)	(0.19)	(0.37)	12.43	0.38%	0.38%	2.20%	16.37%	368,509	23%
2011 (8)	12.83	0.09	(1.84)	(1.75)	(0.05)	-	(0.05)	11.03	0.42%	0.42%	1.20%	(13.67%)	54,421	16%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Value
Class I
2016 (6)	$15.21	$0.03	$0.65	$0.68	$-	$-	$-	$15.89	0.99%	0.99%	0.35%	4.47%	$192,061	29%
2015	15.90	0.15	(0.84)	(0.69)	-	-	-	15.21	0.98%	0.98%	0.92%	(4.34%)	184,728	86%
2014	15.05	0.22	0.63	0.85	-	-	-	15.90	0.98%	0.98%	1.44%	5.64%	207,213	74%
2013	11.36	0.19	3.50	3.69	-	-	-	15.05	0.98%	0.98%	1.43%	32.49%	213,121	27%
2012	11.80	0.22	0.93	1.15	(0.23)	(1.36)	(1.59)	11.36	1.02%	1.02%	1.94%	11.09%	159,284	29%
2011	13.70	0.18	0.16	0.34	(0.31)	(1.93)	(2.24)	11.80	1.02%	1.02%	1.35%	2.31%	165,620	19%
Class P
2016 (6)	18.40	0.05	0.79	0.84	-	-	-	19.24	0.79%	0.79%	0.59%	4.57%	385,647	29%
2015	19.20	0.21	(1.01)	(0.80)	-	-	-	18.40	0.78%	0.78%	1.10%	(4.15%)	261,296	86%
2014	18.14	0.30	0.76	1.06	-	-	-	19.20	0.78%	0.78%	1.60%	5.85%	527,400	74%
2013	13.66	0.26	4.22	4.48	-	-	-	18.14	0.78%	0.78%	1.64%	32.75%	326,430	27%
2012	13.93	0.30	1.10	1.40	(0.31)	(1.36)	(1.67)	13.66	0.82%	0.82%	2.16%	11.31%	332,371	29%
2011 (8)	15.23	0.18	(1.37)	(1.19)	(0.11)	-	(0.11)	13.93	0.83%	0.83%	1.98%	(7.83%)	328,994	19%
Value Advantage
Class I
2016 (6)	$12.71	$0.10	$0.26	$0.36	$-	$-	$-	$13.07	0.89%	0.89%	1.64%	2.89%	$18,282	11%
2015	13.33	0.16	(0.78)	(0.62)	-	-	-	12.71	0.88%	0.88%	1.21%	(4.69%)	17,516	30%
2014	11.68	0.19	1.46	1.65	-	-	-	13.33	0.89%	0.89%	1.48%	14.14%	23,660	28%
2013 (9)	10.00	0.10	1.58	1.68	-	-	-	11.68	0.88%	0.88%	1.33%	16.80%	3,717	29%
Class P
2016 (6)	12.78	0.12	0.26	0.38	-	-	-	13.16	0.69%	0.69%	1.84%	2.99%	1,172,045	11%
2015	13.38	0.19	(0.79)	(0.60)	-	-	-	12.78	0.68%	0.68%	1.44%	(4.50%)	977,776	30%
2014	11.70	0.24	1.44	1.68	-	-	-	13.38	0.68%	0.68%	1.96%	14.37%	861,261	28%
2013 (9)	10.00	0.11	1.59	1.70	-	-	-	11.70	0.69%	0.69%	1.55%	16.96%	838,944	29%
Emerging Markets
Class I
2016 (6)	$12.99	$0.07	$0.35	$0.42	$-	$-	$-	$13.41	1.07%	1.07%	1.13%	3.20%	$325,610	16%
2015	15.08	0.09	(2.18)	(2.09)	-	-	-	12.99	1.06%	1.06%	0.64%	(13.84%)	321,829	37%
2014	15.91	0.11	(0.94)	(0.83)	-	-	-	15.08	1.06%	1.06%	0.72%	(5.22%)	396,452	40%
2013	14.63	0.09	1.19	1.28	-	-	-	15.91	1.06%	1.06%	0.63%	8.75%	455,310	45%
2012	13.68	0.11	2.57	2.68	(0.11)	(1.62)	(1.73)	14.63	1.06%	1.06%	0.74%	21.52%	448,318	31%
2011	17.08	0.13	(3.20)	(3.07)	(0.33)	-	(0.33)	13.68	1.06%	1.06%	0.82%	(17.97%)	384,254	36%
Class P
2016 (6)	13.37	0.10	0.35	0.45	-	-	-	13.82	0.87%	0.87%	1.49%	3.31%	1,577,994	16%
2015	15.49	0.12	(2.24)	(2.12)	-	-	-	13.37	0.86%	0.86%	0.85%	(13.67%)	1,093,984	37%
2014	16.31	0.15	(0.97)	(0.82)	-	-	-	15.49	0.86%	0.86%	0.93%	(5.03%)	1,320,811	40%
2013	14.97	0.13	1.21	1.34	-	-	-	16.31	0.86%	0.86%	0.82%	8.96%	1,344,341	45%
2012	13.95	0.14	2.63	2.77	(0.13)	(1.62)	(1.75)	14.97	0.86%	0.86%	0.95%	21.77%	1,107,566	31%
2011 (8)	17.53	0.10	(3.63)	(3.53)	(0.05)	-	(0.05)	13.95	0.86%	0.86%	1.00%	(19.94%)	1,013,440	36%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Large-Cap
Class I
2016 (6)	$7.53	$0.10	($0.39)	($0.29)	$-	$-	$-	$7.24	1.00%	1.00%	2.71%	(3.85%)	$472,165	7%
2015	7.57	0.10	(0.14)	(0.04)	-	-	-	7.53	1.00%	1.00%	1.29%	(0.44%)	474,052	16%
2014	7.97	0.13	(0.53)	(0.40)	-	-	-	7.57	1.00%	1.00%	1.61%	(5.02%)	481,317	16%
2013	6.73	0.09	1.15	1.24	-	-	-	7.97	1.00%	1.00%	1.26%	18.42%	518,064	18%
2012	5.57	0.10	1.16	1.26	(0.10)	-	(0.10)	6.73	1.00%	1.00%	1.62%	22.53%	430,048	23%
2011	6.63	0.14	(0.81)	(0.67)	(0.39)	-	(0.39)	5.57	1.00%	1.00%	2.09%	(10.12%)	361,500	27%
Class P
2016 (6)	8.05	0.11	(0.41)	(0.30)	-	-	-	7.75	0.80%	0.80%	2.88%	(3.75%)	1,425,336	7%
2015	8.07	0.13	(0.15)	(0.02)	-	-	-	8.05	0.80%	0.80%	1.49%	(0.24%)	1,748,080	16%
2014	8.48	0.14	(0.55)	(0.41)	-	-	-	8.07	0.80%	0.80%	1.68%	(4.83%)	1,959,210	16%
2013	7.15	0.12	1.21	1.33	-	-	-	8.48	0.80%	0.80%	1.54%	18.66%	1,166,770	18%
2012	5.94	0.13	1.22	1.35	(0.14)	-	(0.14)	7.15	0.80%	0.80%	1.96%	22.78%	1,572,347	23%
2011 (8)	7.35	0.05	(1.43)	(1.38)	(0.03)	-	(0.03)	5.94	0.80%	0.80%	1.16%	(18.75%)	1,833,278	27%
International Small-Cap
Class I
2016 (6)	$8.44	$0.09	($0.20)	($0.11)	$-	$-	$-	$8.33	1.09%	1.07%	2.17%	(1.22%)	$70,357	22%
2015	7.93	0.11	0.40	0.51	-	-	-	8.44	1.08%	1.06%	1.33%	6.43%	76,538	52%
2014	8.12	0.13	(0.32)	(0.19)	-	-	-	7.93	1.08%	1.06%	1.60%	(2.42%)	57,344	50%
2013	6.34	0.11	1.67	1.78	-	-	-	8.12	1.08%	1.06%	1.56%	28.09%	57,641	54%
2012	5.45	0.13	0.93	1.06	(0.17)	-	(0.17)	6.34	1.09%	1.07%	2.19%	19.44%	44,592	57%
2011	8.44	0.20	(1.24)	(1.04)	(1.95)	-	(1.95)	5.45	1.09%	1.08%	2.27%	(12.27%)	36,681	62%
Class P
2016 (6)	11.56	0.13	(0.26)	(0.13)	-	-	-	11.43	0.88%	0.87%	2.34%	(1.12%)	1,081,405	22%
2015	10.84	0.18	0.54	0.72	-	-	-	11.56	0.88%	0.86%	1.54%	6.64%	1,498,265	52%
2014	11.09	0.20	(0.45)	(0.25)	-	-	-	10.84	0.88%	0.86%	1.80%	(2.22%)	1,157,354	50%
2013	8.64	0.17	2.28	2.45	-	-	-	11.09	0.88%	0.86%	1.77%	28.34%	1,371,136	54%
2012	7.38	0.19	1.26	1.45	(0.19)	-	(0.19)	8.64	0.89%	0.87%	2.39%	19.68%	1,171,915	57%
2011 (8)	9.33	0.09	(1.99)	(1.90)	(0.05)	-	(0.05)	7.38	0.89%	0.87%	1.64%	(20.34%)	1,051,861	62%
International Value
Class I
2016 (6)	$10.28	$0.19	($0.90)	($0.71)	$-	$-	$-	$9.57	0.90%	0.90%	4.06%	(6.97%)	$265,221	37%
2015	10.56	0.18	(0.46)	(0.28)	-	-	-	10.28	0.89%	0.89%	1.65%	(2.63%)	289,713	74%
2014	11.81	0.44	(1.69)	(1.25)	-	-	-	10.56	0.89%	0.89%	3.82%	(10.54%)	302,892	82%
2013	9.70	0.22	1.89	2.11	-	-	-	11.81	0.88%	0.88%	2.06%	21.68%	354,712	51%
2012	8.52	0.27	1.23	1.50	(0.32)	-	(0.32)	9.70	0.89%	0.89%	3.01%	17.82%	316,519	68%
2011	10.92	0.39	(1.80)	(1.41)	(0.99)	-	(0.99)	8.52	0.90%	0.90%	3.49%	(12.90%)	283,784	66%
Class P
2016 (6)	11.45	0.23	(1.01)	(0.78)	-	-	-	10.67	0.70%	0.70%	4.26%	(6.88%)	762,570	37%
2015	11.74	0.23	(0.52)	(0.29)	-	-	-	11.45	0.69%	0.69%	1.87%	(2.44%)	761,986	74%
2014	13.10	0.48	(1.84)	(1.36)	-	-	-	11.74	0.69%	0.69%	3.83%	(10.37%)	1,070,076	82%
2013	10.74	0.27	2.09	2.36	-	-	-	13.10	0.68%	0.68%	2.30%	21.92%	918,931	51%
2012	9.46	0.32	1.36	1.68	(0.40)	-	(0.40)	10.74	0.69%	0.69%	3.18%	18.05%	1,222,391	68%
2011 (8)	12.05	0.11	(2.64)	(2.53)	(0.06)	-	(0.06)	9.46	0.69%	0.69%	1.68%	(20.99%)	1,126,771	66%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Health Sciences
Class I
2016 (6)	$30.65	$0.02	($1.00)	($0.98)	$-	$-	$-	$29.67	1.13%	1.13%	0.14%	(3.20%)	$350,396	22%
2015	27.97	(0.04)	2.72	2.68	-	-	-	30.65	1.13%	1.13%	(0.14%)	9.59%	401,444	54%
2014	22.46	(0.06)	5.57	5.51	-	-	-	27.97	1.13%	1.13%	(0.25%)	24.53%	342,433	93%
2013	14.35	(0.10)	8.21	8.11	-	-	-	22.46	1.13%	1.13%	(0.51%)	56.49%	267,985	57%
2012	12.06	(0.06)	3.10	3.04	-	(0.75)	(0.75)	14.35	1.15%	1.15%	(0.45%)	25.68%	156,854	61%
2011	11.57	(0.13)	1.53	1.40	-	(0.91)	(0.91)	12.06	1.17%	1.17%	(1.07%)	11.94%	123,676	60%
Class P
2016 (6)	33.37	0.05	(1.08)	(1.03)	-	-	-	32.34	0.92%	0.92%	0.36%	(3.10%)	25	22%
2015	30.39	0.02	2.96	2.98	-	-	-	33.37	0.92%	0.92%	0.07%	9.82%	26	54%
2014	24.35	(0.01)	6.05	6.04	-	-	-	30.39	0.91%	0.91%	(0.04%)	24.80%	24	93%
2013	15.53	(0.06)	8.88	8.82	-	-	-	24.35	0.91%	0.91%	(0.30%)	56.82%	19	57%
2012	12.97	(0.04)	3.35	3.31	-	(0.75)	(0.75)	15.53	0.95%	0.95%	(0.24%)	25.93%	12	61%
2011 (8)	13.61	(0.07)	(0.57)	(0.64)	-	-	-	12.97	0.98%	0.98%	(0.88%)	(4.70%)	10	60%
Real Estate
Class I
2016 (6)	$22.01	$0.29	$1.97	$2.26	$-	$-	$-	$24.27	1.06%	1.06%	2.63%	10.29%	$343,124	11%
2015	21.68	0.34	(0.01)	0.33	-	-	-	22.01	1.05%	1.05%	1.58%	1.52%	318,919	35%
2014	16.60	0.32	4.76	5.08	-	-	-	21.68	1.05%	1.05%	1.68%	30.59%	374,485	29%
2013	16.32	0.29	(0.01)	0.28	-	-	-	16.60	1.05%	1.05%	1.72%	1.71%	281,028	18%
2012	14.90	0.20	2.17	2.37	(0.19)	(0.76)	(0.95)	16.32	1.08%	1.08%	1.27%	16.21%	282,777	31%
2011	14.56	0.09	0.81	0.90	-	(0.56)	(0.56)	14.90	1.11%	1.11%	0.57%	6.12%	254,310	21%
Class P
2016 (6)	22.82	0.32	2.06	2.38	-	-	-	25.20	0.86%	0.86%	2.80%	10.40%	410,399	11%
2015	22.44	0.45	(0.07)	0.38	-	-	-	22.82	0.85%	0.85%	2.00%	1.72%	475,537	35%
2014	17.15	0.29	5.00	5.29	-	-	-	22.44	0.85%	0.85%	1.50%	30.85%	498,308	29%
2013	16.83	0.34	(0.02)	0.32	-	-	-	17.15	0.85%	0.85%	1.90%	1.92%	797,151	18%
2012	15.33	0.32	2.16	2.48	(0.22)	(0.76)	(0.98)	16.83	0.88%	0.88%	1.90%	16.44%	832,686	31%
2011 (8)	16.29	0.02	(0.83)	(0.81)	(0.15)	-	(0.15)	15.33	0.92%	0.92%	0.20%	(4.98%)	339,404	21%
Technology
Class I
2016 (6)	$5.48	($0.01)	($0.51)	($0.52)	$-	$-	$-	$4.96	1.15%	1.15%	(0.53%)	(9.46%)	$86,688	8%
2015	5.65	(0.04)	(0.13)	(0.17)	-	-	-	5.48	1.14%	1.14%	(0.61%)	(3.04%)	99,742	26%
2014	5.15	(0.03)	0.53	0.50	-	-	-	5.65	1.14%	1.14%	(0.52%)	9.85%	93,793	135%
2013	4.20	(0.02)	0.97	0.95	-	-	-	5.15	1.14%	1.14%	(0.39%)	22.50%	82,990	68%
2012	4.30	(0.02)	0.32	0.30	-	(0.40)	(0.40)	4.20	1.16%	1.16%	(0.49%)	7.14%	68,148	78%
2011	5.53	(0.02)	(0.20)	(0.22)	-	(1.01)	(1.01)	4.30	1.17%	1.17%	(0.48%)	(4.90%)	72,398	83%
Class P
2016 (6)	6.89	(0.01)	(0.63)	(0.64)	-	-	-	6.25	0.93%	0.93%	(0.32%)	(9.37%)	12	8%
2015	7.10	(0.03)	(0.18)	(0.21)	-	-	-	6.89	0.93%	0.93%	(0.40%)	(2.84%)	13	26%
2014	6.45	(0.02)	0.67	0.65	-	-	-	7.10	0.93%	0.93%	(0.31%)	10.09%	13	135%
2013	5.25	(0.01)	1.21	1.20	-	-	-	6.45	0.92%	0.92%	(0.17%)	22.77%	12	68%
2012	5.27	(0.02)	0.40	0.38	-	(0.40)	(0.40)	5.25	0.95%	0.95%	(0.27%)	7.36%	10	78%
2011 (8)	5.86	(0.01)	(0.58)	(0.59)	-	-	-	5.27	0.98%	0.98%	(0.27%)	(10.16%)	9	83%
Absolute Return
Class I
2016 (6)	$9.65	$0.03	($0.31)	($0.28)	$-	$-	$-	$9.37	1.07%	1.07%	0.57%	(2.74%)	$1,158	82%
2015 (7)	10.00	0.08	(0.43)	(0.35)	-	-	-	9.65	1.06%	1.06%	1.26%	(3.69%)	494	121%
Class P
2016 (6)	9.64	0.04	(0.29)	(0.25)	-	-	-	9.39	0.87%	0.87%	0.80%	(2.65%)	884,680	82%
2015 (7)	10.00	0.08	(0.44)	(0.36)	-	-	-	9.64	0.85%	0.85%	1.26%	(3.56%)	1,192,916	121%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data	Ratio to Average Net Assets	Supplemental Data
Investment Operations	Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Currency Strategies
Class I
2016 (6)	$10.77	($0.04)	$0.66	$0.62	$-	$-	$-	$11.39	0.90%	0.90%	(0.68%)	5.75%	$5,009	55%
2015	10.61	(0.07)	0.23	0.16	-	-	-	10.77	0.89%	0.89%	(0.72%)	1.43%	3,997	45%
2014	10.26	(0.08)	0.43	0.35	-	-	-	10.61	0.89%	0.89%	(0.75%)	3.53%	4,526	57%
2013	9.89	(0.07)	0.44	0.37	-	-	-	10.26	0.88%	0.88%	(0.70%)	3.72%	2,614	73%
2012 (14)	10.00	(0.02)	(0.09)	(0.11)	-	-	-	9.89	0.88%	0.88%	(0.70%)	(1.14%)	224	0%
Class P
2016 (6)	10.84	(0.03)	0.66	0.63	-	-	-	11.47	0.70%	0.70%	(0.48%)	5.85%	1,157,390	55%
2015	10.66	(0.05)	0.23	0.18	-	-	-	10.84	0.69%	0.69%	(0.52%)	1.63%	1,286,284	45%
2014	10.28	(0.06)	0.44	0.38	-	-	-	10.66	0.69%	0.69%	(0.56%)	3.74%	1,729,685	57%
2013	9.89	(0.05)	0.44	0.39	-	-	-	10.28	0.68%	0.68%	(0.50%)	3.93%	1,428,683	73%
2012 (14)	10.00	(0.01)	(0.10)	(0.11)	-	-	-	9.89	0.68%	0.68%	(0.50%)	(1.09%)	1,458,137	0%
Diversified Alternatives
Class I
2016 (6)	$9.99	($0.03)	$0.36	$0.33	$-	$-	$-	$10.32	5.12%	0.50%	(0.50%)	3.24%	$2,605	7%
2015 (15)	10.00	(0.01)	-	(10)	(0.01)	-	-	-	9.99	2.47%	0.50%	(0.50%)	(0.08%)	2,024	0	% (16)
Equity Long/Short
Class I
2016 (6)	$11.57	($0.06)	$0.18	$0.12	$-	$-	$-	$11.69	1.40%	1.25%	(1.10%)	1.06%	$16,976	0%
2015 (7)	10.00	(0.09)	1.66	1.57	-	-	-	11.57	1.41%	1.26%	(1.20%)	15.67%	15,026	0%
Class P
2016 (6)	11.58	(0.05)	0.18	0.13	-	-	-	11.71	1.20%	1.05%	(0.90%)	1.16%	1,144,222	0%
2015 (7)	10.00	(0.07)	1.65	1.58	-	-	-	11.58	1.19%	1.04%	(1.00%)	15.82%	1,321,744	0%
Global Absolute Return
Class I
2016 (6)	$10.75	$0.27	($0.06)	$0.21	$-	$-	$-	$10.96	1.14%	1.14%	5.14%	2.05%	$13,638	43%
2015	10.46	0.55	(0.26)	0.29	-	-	-	10.75	1.12%	1.12%	5.14%	2.69%	14,083	93%
2014	9.87	0.48	0.11	0.59	-	-	-	10.46	1.15%	1.15%	4.70%	6.03%	10,686	127%
2013	9.98	0.35	(0.46)	(0.11)	-	-	-	9.87	1.09%	1.09%	3.53%	(1.15%)	7,240	93%
2012 (14)	10.00	0.06	(0.08)	(0.02)	-	-	-	9.98	1.07%	1.07%	2.44%	(0.20%)	923	45%
Class P
2016 (6)	10.82	0.28	(0.06)	0.22	-	-	-	11.04	0.94%	0.94%	5.31%	2.15%	850,853	43%
2015	10.51	0.58	(0.27)	0.31	-	-	-	10.82	0.92%	0.92%	5.36%	2.89%	1,117,228	93%
2014	9.89	0.49	0.13	0.62	-	-	-	10.51	0.95%	0.95%	4.82%	6.24%	1,534,502	127%
2013	9.99	0.36	(0.46)	(0.10)	-	-	-	9.89	0.88%	0.88%	3.59%	(0.95%)	1,936,490	93%
2012 (14)	10.00	0.05	(0.06)	(0.01)	-	-	-	9.99	0.86%	0.86%	2.10%	(0.15%)	2,029,821	45%
Pacific Dynamix-Conservative Growth
Class I
2016 (6)	$13.32	($0.03)	$0.57	$0.54	$-	$-	$-	$13.86	0.42%	0.38%	(0.38%)	4.06%	$492,243	5%
2015	13.47	(0.05)	(0.10)	(0.15)	-	-	-	13.32	0.42%	0.38%	(0.38%)	(1.10%)	458,930	9%
2014	12.76	(0.05)	0.76	0.71	-	-	-	13.47	0.42%	0.38%	(0.38%)	5.50%	441,650	11%
2013	11.67	(0.05)	1.14	1.09	-	-	-	12.76	0.42%	0.38%	(0.38%)	9.39%	342,779	9%
2012	11.26	0.22	0.81	1.03	(0.16)	(0.46)	(0.62)	11.67	0.43%	0.39%	1.88%	9.42%	248,916	6%
2011	11.91	0.34	-	0.34	(0.31)	(0.68)	(0.99)	11.26	0.44%	0.39%	2.82%	2.92%	134,491	47%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data									Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Dynamix-Moderate Growth
Class I
2016 (6)	$15.87	($0.03)	$0.59	$0.56	$-	$-		$-	$16.43	0.42%	0.37%	(0.37%)	3.55%	$1,878,286	3%
2015	16.16	(0.06)	(0.23)	(0.29)	-	-		-	15.87	0.41%	0.37%	(0.37%)	(1.85%)	1,793,442	2%
2014	15.32	(0.06)	0.90	0.84	-	-		-	16.16	0.42%	0.37%	(0.37%)	5.53%	1,580,279	6%
2013	13.32	(0.05)	2.05	2.00	-	-		-	15.32	0.42%	0.37%	(0.37%)	14.95%	1,151,519	3%
2012	12.32	0.27	1.15	1.42	(0.19)	(0.23)		(0.42)	13.32	0.42%	0.37%	2.08%	11.74%	644,608	2%
2011	12.79	0.38	(0.31)	0.07	(0.29)	(0.25)		(0.54)	12.32	0.43%	0.37%	2.97%	0.48%	289,387	9%
Pacific Dynamix-Growth
Class I
2016 (6)	$16.88	($0.03)	$0.55	$0.52	$-	$-		$-	$17.40	0.42%	0.37%	(0.37%)	3.07%	$588,079	6%
2015	17.30	(0.06)	(0.36)	(0.42)	-	-		-	16.88	0.42%	0.37%	(0.37%)	(2.45%)	574,532	6%
2014	16.41	(0.06)	0.95	0.89	-	-		-	17.30	0.42%	0.37%	(0.37%)	5.43%	524,769	8%
2013	13.57	(0.05)	2.89	2.84	-	-		-	16.41	0.42%	0.36%	(0.36%)	20.98%	418,668	6%
2012	12.52	0.20	1.49	1.69	(0.18)	(0.46)		(0.64)	13.57	0.42%	0.36%	1.48%	13.76%	264,131	10%
2011	13.23	0.28	(0.51)	(0.23)	(0.22)	(0.26)		(0.48)	12.52	0.43%	0.36%	2.13%	(1.85%)	188,875	6%
Portfolio Optimization Conservative
Class I
2016 (6)	$11.28	($0.02)	$0.42	$0.40	$-	$-		$-	$11.68	0.32%	0.32%	(0.32%)	3.62%	$2,166,596	16%
2015	11.28	(0.04)	0.04	-	-	-		-	11.28	0.31%	0.31%	(0.31%)	(0.03%)	2,119,782	19%
2014	10.91	(0.04)	0.41	0.37	-	-		-	11.28	0.31%	0.31%	(0.31%)	3.39%	2,422,841	13%
2013	10.59	(0.03)	0.35	0.32	-	-		-	10.91	0.31%	0.28%	(0.28%)	3.04%	2,838,674	8%
2012	9.86	0.28	0.72	1.00	(0.26)	(0.01)		(0.27)	10.59	0.31%	0.21%	2.69%	10.11%	3,773,295	42%
2011 (11)	10.00	0.11	(0.16)	(0.05)	(0.09)	-		(0.09)	9.86	0.31%	0.21%	1.73%	(0.52%)	3,552,104	11%
Portfolio Optimization Moderate-Conservative
Class I
2016 (6)	$11.74	($0.02)	$0.37	$0.35	$-	$-		$-	$12.09	0.32%	0.32%	(0.32%)	2.95%	$3,568,951	10%
2015	11.79	(0.04)	(0.01)	(0.05)	-	-		-	11.74	0.31%	0.31%	(0.31%)	(0.41%)	3,704,156	17%
2014	11.34	(0.04)	0.49	0.45	-	-		-	11.79	0.31%	0.31%	(0.31%)	4.03%	4,196,686	17%
2013	10.48	(0.03)	0.89	0.86	-	-		-	11.34	0.31%	0.28%	(0.28%)	8.16%	4,505,967	12%
2012	9.60	0.25	0.87	1.12	(0.24)	(-	) (10)	(0.24)	10.48	0.31%	0.21%	2.47%	11.65%	4,701,506	38%
2011 (11)	10.00	0.09	(0.42)	(0.33)	(0.07)	-		(0.07)	9.60	0.31%	0.21%	1.46%	(3.25%)	4,038,449	8%
Portfolio Optimization Moderate
Class I
2016 (6)	$12.14	($0.02)	$0.36	$0.34	$-	$-		$-	$12.48	0.32%	0.32%	(0.32%)	2.77%	$12,431,344	10%
2015	12.19	(0.04)	(0.01)	(0.05)	-	-		-	12.14	0.31%	0.31%	(0.31%)	(0.36%)	12,849,093	16%
2014	11.65	(0.04)	0.58	0.54	-	-		-	12.19	0.31%	0.31%	(0.31%)	4.62%	14,825,332	16%
2013	10.33	(0.03)	1.35	1.32	-	-		-	11.65	0.31%	0.28%	(0.28%)	12.74%	15,883,448	12%
2012	9.34	0.21	0.99	1.20	(0.21)	-		(0.21)	10.33	0.31%	0.21%	2.10%	12.94%	15,072,411	36%
2011 (11)	10.00	0.08	(0.68)	(0.60)	(0.06)	-		(0.06)	9.34	0.31%	0.21%	1.30%	(6.00%)	14,512,733	9%
Portfolio Optimization Growth
Class I
2016 (6)	$12.54	($0.02)	$0.29	$0.27	$-	$-		$-	$12.81	0.32%	0.32%	(0.32%)	2.18%	$10,291,712	12%
2015	12.58	(0.04)	-	(0.04)	-	-		-	12.54	0.31%	0.31%	(0.31%)	(0.33%)	10,758,744	16%
2014	11.97	(0.04)	0.65	0.61	-	-		-	12.58	0.31%	0.31%	(0.31%)	5.08%	12,300,634	17%
2013	10.19	(0.03)	1.81	1.78	-	-		-	11.97	0.31%	0.28%	(0.28%)	17.46%	13,367,354	14%
2012	9.09	0.17	1.11	1.28	(0.18)	-		(0.18)	10.19	0.31%	0.21%	1.76%	14.02%	12,605,307	34%
2011 (11)	10.00	0.06	(0.92)	(0.86)	(0.05)	-		(0.05)	9.09	0.31%	0.21%	1.01%	(8.60%)	12,541,915	8%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Aggressive-Growth
Class I
2016 (6)	$12.63	($0.02)	$0.22	$0.20	$-	$-	$-	$12.83	0.32%	0.32%	(0.32%)	1.59%	$2,208,080	10%
2015	12.75	(0.04)	(0.08)	(0.12)	-	-	-	12.63	0.31%	0.31%	(0.31%)	(0.91%)	2,312,489	16%
2014	12.11	(0.04)	0.68	0.64	-	-	-	12.75	0.31%	0.31%	(0.31%)	5.29%	2,639,423	19%
2013	10.02	(0.03)	2.12	2.09	-	-	-	12.11	0.31%	0.28%	(0.28%)	20.86%	2,876,530	16%
2012	8.82	0.14	1.20	1.34	(0.14)	-	(0.14)	10.02	0.31%	0.21%	1.43%	15.17%	2,634,612	33%
2011 (11)	10.00	0.05	(1.19)	(1.14)	(0.04)	-	(0.04)	8.82	0.31%	0.21%	0.85%	(11.38%)	2,662,738	12%
PSF DFA Balanced Allocation
Class D
2016 (6), (17)	$10.00	$0.06	$0.02	$0.08	$-	$-	$-	$10.08	1.05%	0.55%	3.39%	0.81%	$11,365	1%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Since January 1, 2013, no dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy (see Note 2B in Notes to Financial Statements).
(3)	The ratios for periods of less than one full year are annualized.
(4)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to the Financial Statements. The expense ratios for the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective Underlying Funds (see Note 1 in Notes to Financial Statements) in which they invest.
(5)	Total returns for periods of less than one full year are not annualized.
(6)	Unaudited for the period ended June 30, 2016.
(7)	The Core Income, Absolute Return, and Equity Long/Short Portfolios commenced operations on April 27, 2015.
(8)	Operations of Class P shares commenced on May 2, 2011.
(9)	The Floating Rate Income and Value Advantage Portfolios commenced operations on April 30, 2013.
(10)	Reflects an amount rounding to less than $0.01 per share or 0.01%.
(11)	The Inflation Strategy, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios commenced operations on May 2, 2011.
(12)	The Emerging Markets Debt Portfolio commenced operations on April 30, 2012.
(13)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, before and after expense reductions to average net assets for the years or periods ended are as follows:

	Class I		Class P
	Before	After	Before	After
June 30, 2016	1.42%	1.39%	1.22%	1.18%
December 31, 2015	1.42%	1.37%	1.22%	1.17%
December 31, 2014	1.48%	1.43%	1.29%	1.24%
December 31, 2013	1.45%	1.40%	1.25%	1.20%
December 31, 2012	1.37%	1.35%	1.16%	1.15%
December 31, 2011	1.36%	1.28%	1.16%	1.16%
The portfolio turnover rates, excluding securities sold short, for the same periods above were 46%, 123%, 118%, 77%, 78%, and 149%, respectively.
(14)	The Currency Strategies and Global Absolute Return Portfolios commenced operations on September 28, 2012.
(15)	The Diversified Alternatives Portfolio commenced operations on October 30, 2015.
(16)	The portfolio turnover rate for Diversified Alternatives Portfolio reflects an amount rounding to less than 1% for the period ended December 31, 2015.
(17)	The PSF DFA Balanced Allocation Portfolio commenced operations on April 29, 2016.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2016, the Trust was comprised of fifty-seven separate funds, forty-eight of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Large-Cap Value Portfolio (1)	Real Estate Portfolio (1)
Diversified Bond Portfolio (1)	Long/Short Large-Cap Portfolio (1)	Technology Portfolio
Floating Rate Income Portfolio (1)	Main Street® Core Portfolio (1)	Absolute Return Portfolio (1)
Floating Rate Loan Portfolio (1)	Mid-Cap Equity Portfolio (1)	Currency Strategies Portfolio (1)
High Yield Bond Portfolio (1)	Mid-Cap Growth Portfolio (1)	Diversified Alternatives Portfolio
Inflation Managed Portfolio (1)	Mid-Cap Value Portfolio (1)	Equity Long/Short Portfolio (1)
Inflation Strategy Portfolio (1)	Small-Cap Equity Portfolio (1)	Global Absolute Return Portfolio (1)
Managed Bond Portfolio (1)	Small-Cap Growth Portfolio (1)	Pacific Dynamix – Conservative Growth Portfolio (2)
Short Duration Bond Portfolio (1)	Small-Cap Index Portfolio (1)	Pacific Dynamix – Moderate Growth Portfolio (2)
Emerging Markets Debt Portfolio (1)	Small-Cap Value Portfolio (1)	Pacific Dynamix – Growth Portfolio (2)
Comstock Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Dividend Growth Portfolio (1)	Emerging Markets Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Equity Index Portfolio (1)	International Large-Cap Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Focused Growth Portfolio	International Small-Cap Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Growth Portfolio (1)	International Value Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Large-Cap Growth Portfolio (1)	Health Sciences Portfolio	PSF DFA Balanced Allocation Portfolio

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.

The Trust offers three separate share classes, Class D, Class I, and Class P. Each Fund presented in these financial statements, except for the Diversified Alternatives Portfolio, Pacific Dynamix Portfolios, Portfolio Optimization Portfolios, and PSF DFA Balanced Allocation Portfolio offers both Class I and Class P shares. The Diversified Alternatives Portfolio, Pacific Dynamix Portfolios, and Portfolio Optimization Portfolios offer Class I shares only. The PSF DFA Balanced Allocation Portfolio offers Class D shares only.

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds (see Note 7C). Presently, only the Diversified Alternatives Portfolio, Portfolio Optimization Portfolios, the Investment Adviser, and certain of its affiliates can invest in Class P shares of the Underlying Funds.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Funds”) (see Note 7C). Presently, only the Pacific Dynamix Portfolios, the Investment Adviser, and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

The PSF DFA Balanced Allocation Portfolio invests its assets in a variety of eligible third party mutual funds and variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in domestic and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP (“DFA”), and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Fund or the Investment Adviser.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Underlying Funds, see the Where to Go for More Information section of this report on page D-16.

Shares of the Funds within the Trust are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds of the Trust to make available.

Main Street is a registered trademark of OppenheimerFunds, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (United States Generally Accepted Accounting

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Principles, or “U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Prior to January 1, 2015, each Fund of the Trust was either qualified as a regulated investment company (each, a “RIC Fund” and collectively, the “RIC Funds”) under Subchapter M of the Internal Revenue Code or treated as a partnership (each, a “Partnership Fund” and collectively, the “Partnership Funds”) for Federal income tax purposes only. Effective January 1, 2015, each of the remaining RIC Funds elected to change their tax status from a regulated investment company to a partnership for Federal income tax purposes on a going-forward basis. Beginning January 1, 2013, each of the RIC Funds utilized the consent dividend provision of section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though dividends have not actually been paid by the RIC Funds. The Partnership Funds are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividend and capital gain distributions have been paid by any Fund since January 1, 2013 and there will be no dividends and capital gains distributions paid by any Fund in future years under the current dividend and distributions policy (see Financial Highlights on pages B-26 through B-39 and Note 13).

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

B. NET ASSET VALUE

Each Fund presented in these financial statements is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Diversified Alternatives Portfolio

The investments of the Diversified Alternatives Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Funds, which are valued at their respective NAVs.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

PSF DFA Balanced Allocation Portfolio

The investments of the PSF DFA Balanced Allocation Portfolio consist of shares of the DFA Underlying Funds, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2016, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose

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value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 7C).

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. The semi-annual report for the Pacific Dynamix Underlying Funds contains information about the risks associated with investing in the Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 7C).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

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Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

As of June 30, 2016, the Emerging Markets Portfolio holds 4,705,263 Argentine Peso ($312,746 USD equivalent) restricted foreign cash, which represents cash deposits in Argentina required for entities engaging in activities in Argentina. The Trust has been advised that such cash cannot be withdrawn without the written approval of the Banco Central de la Republica Argentina (“Central Bank of Argentina”) and that, as of June 30, 2016, the Central Bank of Argentina is not providing written approval to withdraw cash for entities not domiciled in Argentina.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2016, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly

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sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the

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repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the Fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of

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the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: The Diversified Bond and Inflation Strategy Portfolios used futures to manage Fund risk and duration. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration and interest rate risk. The Equity Index, Small-Cap Equity, and Small-Cap Index Portfolios utilized futures to provide market exposure proportionate to the size of each Fund’s cash flows and residual cash balances. The Long/Short Large-Cap Portfolio used futures contracts to manage interest rate risk, to provide liquidity, as a substitute for cash bond exposure and maintain full exposure to the equity markets. The Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Portfolios. The Absolute Return Portfolio used futures to hedge interest rate duration risk and as a substitute for cash bond exposure. The Equity Long/Short Portfolio used futures to gain exposure to the equity market. The Global Absolute Return Portfolio used futures to manage duration and interest rate risk, to maintain full exposure to the equities market, to manage exposure to various markets and interest rates, to provide daily liquidity for the Fund’s inflows and outflows, and to enhance returns.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the reasons described: The Diversified Bond and Inflation Strategy Portfolios used options to manage Fund risk and duration. The Inflation Managed and Managed Bond Portfolios sold and wrote options and swaptions on futures, currencies, volatility, mortgage pass-through securities and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. Both Funds also sold and wrote inflation caps to hedge duration. The Mid-Cap Growth Portfolio purchased and wrote option contracts on indices and individual equity securities to gain exposure to certain companies, generate income and to hedge market risk on equity securities. The Technology Portfolio purchased and wrote option contracts on individual equity securities to gain exposure to certain companies, to generate income, and to hedge market risk on equity securities. The Absolute Return Portfolio used options to hedge overall Fund downside risk and to gain market exposure. The Currency Strategies Portfolio purchased options to hedge risk on currency investments. The Global Absolute Return Portfolio purchased or wrote options to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: The Diversified Bond and Inflation Strategy Portfolios used Forward Contracts for hedging purposes to help protect the Funds’ returns against adverse currency movements. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connection with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these investments and as a part these Funds’ investment strategy. The Emerging Markets Debt, International Value, Absolute Return, and Equity Long/Short Portfolios used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Comstock Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used Forward Contracts to manage exposure to foreign currencies and as an economic hedge against specific transactions and Fund investments. The Currency Strategies Portfolio utilized non-deliverable Forwards Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Fund’s returns against adverse currency movements and as a part of the Fund’s investment strategy. The Global Absolute Return Portfolio used Forward Contracts for hedging purposes to protect the Fund’s returns against adverse currency movements, to shift exposure from one currency to another, to enhance returns, and as a substitute for securities.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty. None of the Funds presented in these financial statements held forward bond contracts as of June 30, 2016.

None of the Funds presented in these financial statements held forward bond contracts as of June 30, 2016.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy. The Absolute Return Portfolio entered into interest rate swaps for hedging purposes and to gain market

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

exposure. The Global Absolute Return Portfolio entered into interest rate swaps for hedging purposes, to manage interest rate and currency risk, to enhance returns, and to manage exposure to the markets.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the Emerging Markets Debt and Global Absolute Return Portfolios entered into cross currency swaps for hedging purposes, to manage currency risk, to enhance returns, and to manage exposure to the markets.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2016 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: The Diversified Bond Portfolio utilized credit default swaps on indices and individual credit issuers to adjust credit exposure on the margin as well as the commercial mortgage-backed security sectors. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and to the broader investment grade, high yield, or emerging markets through the use of credit default swaps on credit indices. The Inflation Managed and Managed Bond Portfolios also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and cash bond market. The Absolute Return Portfolio entered into single name credit default swaps for hedging purposes and to increase or decrease credit exposure. The Global Absolute Return Portfolio entered into credit default swaps to increase or decrease credit exposure to individual issuers of debt securities, to increase or decrease exposure to a specific security or basket of securities, and to enhance returns.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: The High Yield Bond Portfolio entered into total return swaps on credit indices to obtain long exposure to the broader high yield market to enhance Fund liquidity. The Inflation Strategy Portfolio entered into total return swaps as a substitute for physical securities and as part of the Fund’s investment strategy. The Emerging Markets Debt Portfolio entered into total return swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy. The Absolute Return Portfolio entered into total return swaps for hedging purposes. The Equity Long/Short Portfolio entered into total return swaps to gain exposure to various markets.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

During the reporting period, the Equity Long/Short Portfolio entered into total return basket swap agreements to gain exposure to equity indices and to gain security level stock exposure.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

During the reporting period, the Managed Bond Portfolio held volatility swaps to strategically enhance returns based on the volatility of currencies.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Investments, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin	Payable: Variation margin
Interest rate contracts	Swap agreements, at value	Swap agreements, at value
	Forward bond contracts appreciation	Forward bond contracts depreciation
Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Swap agreements, at value	Swap agreements, at value
	Forward foreign currency contracts appreciation	Forward foreign currency contracts appreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2016:

		Asset Derivative Investments, Value
Portfolio	Total Value at June 30, 2016	Credit Contracts		Equity Contracts		Foreign Currency Contracts		Interest Rate Contracts
Diversified Bond	$64,289,454	$2,537,387	*	$-		$16,389,563	*	$45,362,504	*
Inflation Managed	13,082,906	155		-		5,287,120		7,795,631	*
Inflation Strategy	2,753,531	-		-		578,652		2,174,879	*
Managed Bond	66,471,783	4,111,248	*	-		33,937,372		28,423,163	*
Short Duration Bond	195,594	-		-		-		195,594	*
Emerging Markets Debt	16,618,866	-		-		5,885,107		10,733,759
Comstock	2,844,985	-		-		2,844,985		-
Long/Short Large-Cap	78,816	-		78,816	*	-		-
Mid-Cap Growth	55,102	-		55,102		-		-
Small-Cap Equity	89,414	-		89,414	*	-		-
International Value	11,940,817	-		-		11,940,817		-
Health Sciences	6,265	-		-		6,265		-
Absolute Return	28,449,203	2,163,040	*	348,893	*	23,217,550		2,719,720	*
Currency Strategies	193,374,310	-		-		193,374,310		-
Equity Long/Short	27,087,547	-		22,589,219	*	4,498,328		-
Global Absolute Return	71,005,820	16,394,524	*	2,251,786	*	31,324,668		21,034,842	*

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Liability Derivative Investments, Value
Portfolio	Total Value at June 30, 2016	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($69,260,204)	($360,024)		$-		($12,530,320 )*	($56,369,860	)*
Inflation Managed	(31,110,557)	(283,687	)*	-		(11,688,541)	(19,138,329	)*
Inflation Strategy	(1,001,704)	-		-		(335,301)	(666,403	)*
Managed Bond	(165,102,615)	(4,467,417)		-		(41,331,911)	(119,303,287	)*
Short Duration Bond	(415,977)	-		-		-	(415,977	)*
Emerging Markets Debt	(9,984,356)	-		-		(9,969,098)	(15,258)
Comstock	(106,943)	-		-		(106,943)	-
Equity Index	(381,435)	-		(381,435	)*	-	-
Mid-Cap Growth	(2,577,741)	-		(2,577,741)		-	-
Small-Cap Index	(554,819)	-		(554,819	)*	-	-
International Value	(5,102,740)	-		-		(5,102,740)	-
Health Sciences	(20,931)	-		-		(20,931)	-
Technology	(107,398)	-		(107,398	)*	-	-
Absolute Return	(34,648,866)	(13,709,934	)*	-		(8,150,703)	(12,788,229	)*
Currency Strategies	(155,949,922)	-		-		(155,949,922)	-
Equity Long/Short	(13,782,035)	-		(8,861,874	)*	(4,920,161)	-
Global Absolute Return	(51,284,840)	(4,618,479	)*	(216,246	)*	(38,517,197)	(7,932,918	)*

*	Includes cumulative appreciation and depreciation of futures contracts and centrally cleared options and swaps as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contract transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on forward bond contract transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on forward bond contracts
Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2016:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$3,156,204	($2,348,974)	$-	($4,060,000)	$9,565,178
High Yield Bond	(293,022)	-	-	-	(293,022)
Inflation Managed	(10,685,157)	205,128	-	1,374,809	(12,265,094)
Inflation Strategy	1,234,650	-	-	(1,302,285)	2,536,935
Managed Bond	33,793,168	(3,037,585)	-	44,777,867	(7,947,114)
Short Duration Bond	(978,136)	-	-	-	(978,136)
Emerging Markets Debt	10,579,661	-	-	8,899,721	1,679,940
Comstock	(2,390,186)	-	-	(2,390,186)	-
Equity Index	3,388,561	-	3,388,561	-	-
Long/Short Large-Cap	343,506	-	343,506	-	-
Mid-Cap Equity	1,055,680	-	1,055,680	-	-
Mid-Cap Growth	(1,006,738)	-	(1,006,738)	-	-
Mid-Cap Value	2,643,363	-	2,643,363	-	-
Small-Cap Equity	(128,767)	-	(128,767)	-	-
Small-Cap Growth	(361,694)	-	(361,694)	-	-
Small-Cap Index	2,020,941	-	2,020,941	-	-
Small-Cap Value	883,765	-	883,765	-	-
Value Advantage	747,256	-	747,256	-	-
Emerging Markets	2,604,067	-	2,604,067	-	-
International Large-Cap	(1,210,278)	-	(1,210,278)	-	-

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
International Small-Cap	($1,140,405)	$-	($1,140,405)	$-	$-
International Value	4,795,566	-	(727,909)	5,523,475	-
Health Sciences	578,172	-	-	578,172	-
Technology	(240,066)	-	(240,066)	-	-
Absolute Return	(43,343,077)	(7,069,286)	(793,992)	(23,703,223)	(11,776,576)
Currency Strategies	65,671,503	-	-	65,671,503	-
Equity Long/Short	93,485,002	-	82,933,929	10,551,073	-
Global Absolute Return	(60,700,981)	(11,698,197)	(2,251,885)	(27,044,944)	(19,705,955)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($17,848,467)	$1,500,795	$-	($4,781,406)	($14,567,856)
High Yield Bond	526,947	-	-	-	526,947
Inflation Managed	(13,121,444)	63,721	-	(10,692,045)	(2,493,120)
Inflation Strategy	2,266,221	-	-	(197,796)	2,464,017
Managed Bond	(116,892,583)	6,153,557	-	(62,592,217)	(60,453,923)
Short Duration Bond	(267,850)	-	-	-	(267,850)
Emerging Markets Debt	515,188	-	-	(1,872,429)	2,387,617
Comstock	1,231,715	-	-	1,231,715	-
Equity Index	(422,499)	-	(422,499)	-	-
Long/Short Large-Cap	22,004	-	22,004	-	-
Mid-Cap Growth	(2,710,764)	-	(2,710,764)	-	-
Small-Cap Equity	117,256	-	117,256	-	-
Small-Cap Index	(385,344)	-	(385,344)	-	-
International Value	4,648,430	-	-	4,648,430	-
Health Sciences	(592,838)	-	-	(592,838)	-
Technology	2,182	-	2,182	-	-
Absolute Return	(3,925,844)	(5,000,808)	(1,625,693)	15,253,023	(12,552,366)
Currency Strategies	4,565,963	-	-	4,565,963	-
Equity Long/Short	(74,566,187)	-	(72,481,643)	(2,084,544)	-
Global Absolute Return	332,807	2,990,877	(3,430,105)	(19,693,557)	20,465,592

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended June 30, 2016:

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	20	$6,587,247	21	$2,807,871	57	($641,091)	11	($14,856,607)
High Yield Bond	-	-	-	-	-	-	1	(246,539)
Inflation Managed	12	200,536	66	(1,056,854)	48	(204,921)	67	(10,791,968)
Inflation Strategy	5	305,196	4	(236,980)	3	(29,221)	1	1,380,458
Managed Bond	18	(4,752,316)	137	24,762,793	57	(2,400,490)	80	(62,301,457)
Short Duration Bond	3	(34,407)	-	-	-	-	-	-
Emerging Markets Debt	-	-	119	3,147,431	-	-	17	10,512,635
Comstock	-	-	18	500,305	-	-	-	-
Equity Index	1	511,011	-	-	-	-	-	-
Long/Short Large-Cap	1	144,054	-	-	-	-	-	-
Mid-Cap Growth	-	-	-	-	4	(1,477,039)	-	-
Small-Cap Equity	1	46,952	-	-	-	-	-	-
Small-Cap Index	1	153,981	-	-	-	-	-	-
International Value	-	-	43	4,615,724	-	-	-	-
Health Sciences	-	-	13	187,835	-	-	-	-
Technology	-	-	-	-	3	(25,169)	-	-
Absolute Return	10	(2,527,805)	24	(2,089,229)	2	309,090	70	(8,583,338)
Currency Strategies	-	-	79	882,438	5	4,234,589	-	-
Equity Long/Short	13	4,385,947	32	3,350,240	-	-	15	67,131,327
Global Absolute Return	9	(1,115,227)	144	(13,333,055)	24	5,602,817	171	20,478,843

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2016. The realized gains and losses on futures contract transactions as disclosed in the Statements of Operations

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

serve as indicators of volume of futures contracts activity for the Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Portfolios.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of June 30, 2016:

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instrument		Collateral Received		Net Amount				Financial Instrument		Collateral Pledged		Net Amount
	Assets							Liabilities

Diversified Bond
Swap agreements	$-		$-		$-		$-		($360,024)		$-		$360,024		$-
Option contracts	194,313		-		-		194,313		-		-		-		-
Forward foreign currency contracts	15,177,642		(5,286,372)		-		9,891,270		(6,204,099)		5,286,372		-		(917,727)

Inflation Managed
Swap agreements	3,187,648		(1,892,215)		(714,336)		581,097		(5,452,965)		1,892,215		3,419,957		(140,793)
Option contracts	2,368,097		(1,270,420)		(526,250)		571,427		(2,108,436)		1,270,420		593,537		(244,479)
Forward foreign currency contracts	5,287,108		(3,820,246)		(1,238,030)		228,832		(11,476,957)		3,820,246		5,880,423		(1,776,288)
Sale-buyback financing transactions									(775,071,225)		775,071,225		-		-

Inflation Strategy
Swap agreements	1,416,099		-		(1,269,015)		147,084		-		-		-		-
Forward foreign currency contracts	578,652		(335,301)		-		243,351		(335,301)		335,301		-		-

Managed Bond
Swap agreements	435,519		(230,529)		(149,574)		55,416		(4,441,520)		230,529		2,577,093		(1,633,898)
Option contracts	2,107,486		(1,870,722)		-		236,764		(3,808,323)		1,870,722		788,788		(1,148,813)
Forward foreign currency contracts	33,837,707		(22,312,490)		(8,652,121)		2,873,096		(39,267,621)		22,312,490		16,263,678		(691,453)
Reverse repurchase agreements									(763,000)		-		715,000		(48,000)

Emerging Markets Debt
Swap agreements	10,733,759		(15,258)		-		10,718,501		(15,258)		15,258		-		-
Forward foreign currency contracts	5,885,107		(3,926,740)		-		1,958,367		(9,969,098)		3,926,740		2,771,546		(3,270,812)

Comstock
Forward foreign currency contracts	2,844,985		(106,943)		-		2,738,042		(106,943)		106,943		-		-

Mid-Cap Growth
Option contracts	55,102		(55,102)		-		-		(2,577,741)		55,102		2,492,354		(30,285)

International Value
Forward foreign currency contracts	11,940,817		(2,889,255)		-		9,051,562		(5,102,740)		2,889,255		-		(2,213,485)

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instrument		Collateral Received		Net Amount				Financial Instrument		Collateral Pledged		Net Amount
	Assets							Liabilities

Health Sciences
Forward foreign currency contracts	$6,265		$-		$-		$6,265		($20,931)		$-		$-		($20,931)

Absolute Return
Swap agreements	1,729,435		(1,563,346)		(166,089)		-		(14,207,340)		1,563,346		11,955,124		(688,870)
Option contracts	433,605		(166,413)		-		267,192		(166,413)		166,413		-		-
Forward foreign currency contracts	23,217,550		(7,457,155)		(15,760,395)		-		(8,150,703)		7,457,155		693,548		-

Currency Strategies
Option contracts	2,896,253		-		(1,234,310)		1,661,943		-		-		-		-
Forward foreign currency contracts	190,478,057		(126,175,436)		(25,047,343)		39,255,278		(155,949,922)		126,175,436		14,455,533		(15,318,953)

Equity Long/Short
Swap agreements	15,375,723		(2,104,555)		-		13,271,168		(4,729,232)		2,104,555		2,624,677		-
Forward foreign currency contracts	4,498,328		(4,498,328)		-		-		(4,920,161)		4,498,328		421,833		-

Global Absolute Return
Swap agreements	20,745,991		(3,770,811)		(12,493,342)		4,481,838		(6,055,870)		3,770,811		1,759,765		(525,294)
Option contracts	17,466,500		(10,176,321)		(3,493,699)		3,796,480		(10,979,975)		10,176,321		741,995		(61,659)
Forward foreign currency contracts	16,067,964		(16,067,964)		-		-		(27,537,222)		16,067,964		2,621,440		(8,847,818)

As of June 30, 2016, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2016.

As of June 30, 2016, the total value of securities out on loan for the Long/Short Large-Cap Portfolio was $197,040,822, and the cash collateral received was $198,288,544 (see Note (b) in Notes to Schedules of Investments and the Statements of Assets and Liabilities).

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust and manages the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios directly. PLFA also manages the Core Income, Floating Rate Income, and High Yield Bond Portfolios under the name Pacific Asset Management. With exception of the Core Income, Floating Rate Income, High Yield Bond, Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios, PLFA has retained other investment management firms to sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund, which are based on the following annual percentages of the average daily net assets of each Fund:

Portfolio	Rate
Core Income	0.50% of first $4 billion 0.48% on excess
Diversified Bond High Yield Bond Inflation Managed Managed Bond Short Duration Bond	0.40% of first $4 billion 0.38% on excess
Floating Rate Income	0.65% of first $1 billion 0.62% of next $1 billion 0.59% of next $2 billion 0.57% on excess
Floating Rate Loan (1) Small-Cap Equity (1) Small-Cap Value	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess
Inflation Strategy	0.40% of first $200 million 0.35% of next $800 million 0.34% of next $1 billion 0.33% on excess
Emerging Markets Debt	0.785% of first $1 billion 0.755% of next $1 billion 0.725% of next $2 billion 0.705% on excess

Portfolio	Rate
Comstock (1) Focused Growth Large-Cap Growth (1)	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess
Dividend Growth	0.70% of first $100 million 0.66% of next $900 million 0.63% of next $3 billion 0.61% on excess
Equity Index	0.05% of first $4 billion 0.03% on excess
Growth	0.55% of first $4 billion 0.53% on excess
Large-Cap Value	0.65% of first $100 million 0.61% of next $900 million 0.58% of next $3 billion 0.56% on excess
Long/Short Large-Cap (1)	1.00% of first $4 billion 0.98% on excess

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Rate
Main Street Core	0.45% of first $4 billion 0.43% on excess
Mid-Cap Equity International Value	0.65% of first $4 billion 0.63% on excess
Mid-Cap Growth (1)	0.70% of first $4 billion 0.68% on excess
Mid-Cap Value	0.70% of first $1 billion 0.65% of next $1 billion 0.60% on excess
Small-Cap Growth	0.60% of first $4 billion 0.58% on excess
Small-Cap Index	0.30% of first $4 billion 0.28% on excess
Value Advantage	0.66% of first $4 billion 0.64% on excess
Emerging Markets	0.80% of first $4 billion 0.78% on excess
International Large-Cap	0.85% of first $100 million 0.77% of next $900 million 0.75% of next $3 billion 0.73% on excess

Portfolio	Rate
International Small-Cap (1)	0.85% of first $1 billion 0.82% of next $1 billion 0.79% of next $2 billion 0.77% on excess
Health Sciences Technology	0.90% of first $1 billion 0.87% of next $1 billion 0.84% of next $2 billion 0.82% on excess
Real Estate	0.90% of first $100 million 0.82% of next $900 million 0.80% of next $3 billion 0.78% on excess
Absolute Return Global Absolute Return	0.80% of first $3 billion 0.78% on excess
Currency Strategies	0.65% of first $3 billion 0.63% on excess
Diversified Alternatives (2) Pacific Dynamix – Conservative Growth Pacific Dynamix – Moderate Growth Pacific Dynamix – Growth PSF DFA Balanced Allocation	0.20%
Equity Long/Short (1)	1.15% of first $2.5 billion 1.13% on excess
Portfolio Optimization Conservative Portfolio Optimization Moderate-Conservative Portfolio Optimization Moderate Portfolio Optimization Growth Portfolio Optimization Aggressive-Growth	0.10%

(1)	PLFA agreed to waive its advisory fees through April 30, 2017 for the following Funds: 0.10% for the Floating Rate Loan and Small-Cap Equity Portfolios; 0.015% for the Comstock Portfolio; 0.045% for the Large-Cap Growth Portfolio; 0.025% (0.05% through April 30, 2016) for the Mid-Cap Growth Portfolio; and 0.15% for the Equity Long/Short Portfolio. The 0.05% and 0.02% advisory fee waiver for the Long/Short Large-Cap and International Small-Cap Portfolios, respectively, expired on April 30, 2016. The fee waiver agreements will terminate: (i) if the investment advisory agreement is terminated; (ii) upon ninety days’ prior written notice by the Trust; or (iii) if the sub-advisory agreements are terminated. There is no guarantee that PLFA will continue such waivers after that date.
(2)	For the Diversified Alternatives Portfolio, PLFA has agreed to waive the following advisory fees through April 30, 2017: 1) 0.025% on net assets above $2 billion through $3 billion; 2) 0.050% on net assets above $3 billion through $5 billion; 3) 0.075% on net assets above $5 billion through $7.5 billion; and 4) 0.100% on net assets above $7.5 billion. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; (ii) upon approval of the Board and 90 days’ prior written notice to PLFA; (iii) upon 90 days’ written notice by PLFA prior to the beginning of the next one-year term; or (iv) if PLFA’s advisory fee rate for the Diversified Alternatives Portfolio changes. There is no guarantee that PLFA will continue such waiver after the current term.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage investment management firms under PLFA’s supervision to sub-advise for certain Funds presented in these financial statements. PLFA, as Investment Adviser to each Fund of the Trust, pays management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2016, the following firms serve as sub-advisers for their respective Fund(s):

Portfolio	Sub-Adviser
Diversified Bond Inflation Strategy	Western Asset Management Company
Floating Rate Loan Global Absolute Return	Eaton Vance Investment Managers
Inflation Managed Managed Bond	Pacific Investment Management Company LLC
Short Duration Bond Dividend Growth	T. Rowe Price Associates, Inc.
Emerging Markets Debt	Ashmore Investment Management Limited
Comstock	Invesco Advisers, Inc.
Equity Index Large-Cap Growth Small-Cap Index Health Sciences	BlackRock Investment Management, LLC
Focused Growth	Janus Capital Management LLC
Growth International Large-Cap	MFS Investment Management
Large-Cap Value	ClearBridge Investments, LLC
Long/Short Large-Cap Value Advantage International Value	J.P. Morgan Investment Management Inc.
Main Street Core Emerging Markets	OppenheimerFunds, Inc.

Portfolio	Sub-Adviser
Mid-Cap Equity	Scout Investments, Inc.
Mid-Cap Growth Technology	Ivy Investment Management Company
Mid-Cap Value	Boston Partners
Small-Cap Equity	BlackRock Investment Management, LLC and Franklin Advisory Services, LLC (co-sub-advisers)
Small-Cap Growth	Lord, Abbett & Co. LLC
Small-Cap Value	AllianceBernstein L.P.
International Small-Cap	QS Investors, LLC
Real Estate	Morgan Stanley Investment Management Inc.
Absolute Return	BlueBay Asset Management LLP
Currency Strategies	Macro Currency Group and UBS Asset Management (Americas) Inc. (co-sub-advisers)
Equity Long/Short	AQR Capital Management, LLC

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and ongoing compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares of the Trust, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Trust and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners; advertising; and the preparation, printing and distribution of sales literature.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Service Plan and the 12b-1 Plan may be terminated at any time by vote of the majority of the trustees, including independent trustees, of the Board.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2016 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2016 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund (other than the Absolute Return, Equity Long/Short, Pacific Dynamix, and Portfolio Optimization Portfolios) presented in these financial statements for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average net assets through April 30, 2017 (April 30, 2019 for the PSF DFA Balanced Allocation Portfolio). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees). In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets through April 30, 2017. There are no expense caps for the Absolute Return, Equity Long/Short, and Portfolio Optimization Portfolios.

There is no guarantee that PLFA will continue to reimburse expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund for a period as permitted under regulatory and accounting guidance (currently three years from the end of the fiscal year in which the reimbursement took place) to the extent such recoupments would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of a Fund, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable Funds presented in these financial statements for the period ended June 30, 2016 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2016 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2016 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration
Portfolio	2016	2017	2018	2019
Diversified Alternatives			$6,876	$50,393
Pacific Dynamix – Conservative Growth	$130,618	$164,289	194,502	104,998
Pacific Dynamix – Moderate Growth	441,533	580,433	743,601	424,457
Pacific Dynamix – Growth	199,018	242,015	278,681	158,658
PSF DFA Balanced Allocation				6,129

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended June 30, 2016.

C. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2016 is as follows:

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2016
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$160,141	$44,652	$8,010	($56)	$5,643	$202,370	18,813
Inflation Managed ‘P’	59,774	17,196	4,068	52	3,956	76,910	6,622
Emerging Markets Debt ‘P’	156,467	44,480	16,501	413	23,620	208,479	19,429
Emerging Markets ‘P’	116,366	63,955	6,010	(653)	5,605	179,263	12,975
International Small-Cap ‘P’	120,482	34,229	33,823	852	(351)	121,389	10,620
Real Estate ‘P’	60,725	17,458	4,758	(31)	6,950	80,344	3,189
Absolute Return ‘P’	221,329	77,045	11,013	(314)	(5,089)	281,958	30,031
Currency Strategies ‘P’	431,390	117,657	34,539	1,429	26,108	542,045	47,249

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2016
						Ending Value	Share Balance
Equity Long/Short ‘P’	$225,857	$61,056	$13,653	$159	$2,574	$275,993	23,556
Global Absolute Return ‘P’	468,233	131,143	23,029	(185)	11,077	587,239	53,177
Total	$2,020,764	$608,871	$155,404	$1,666	$80,093	$2,555,990

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$41,405,864	$2,925,397	$1,175,265	$13,239	$790,014	$43,959,249	4,281,182
PD Aggregate Bond Index ‘P’	206,695,202	10,435,860	11,177,396	837,821	10,000,019	216,791,506	17,779,089
PD High Yield Bond Market ‘P’	27,031,962	5,782,734	1,060,183	10,103	2,572,063	34,336,679	2,583,893
PD Large-Cap Growth Index ‘P’	51,814,775	2,091,808	5,491,479	2,198,767	(1,638,236)	48,975,635	1,922,483
PD Large-Cap Value Index ‘P’	60,271,920	2,828,328	2,027,521	684,940	2,989,606	64,747,273	2,785,971
PD Small-Cap Growth Index ‘P’	8,910,414	1,490,100	230,976	72,116	(115,210)	10,126,444	474,786
PD Small-Cap Value Index ‘P’	13,543,761	5,738,108	376,105	46,648	1,019,839	19,972,251	1,042,358
PD Emerging Markets ‘P’	8,983,128	878,908	531,217	(62,150)	978,386	10,247,055	767,752
PD International Large-Cap ‘P’	40,378,459	4,542,896	1,033,927	31,253	(726,192)	43,192,489	2,950,128
Total	$459,035,485	$36,714,139	$23,104,069	$3,832,737	$15,870,289	$492,348,581

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$107,939,205	$2,727,223	$1,658,750	$22,096	$2,064,673	$111,094,447	10,819,465
PD Aggregate Bond Index ‘P’	523,333,783	9,925,521	19,103,372	1,476,523	26,052,607	541,685,062	44,423,635
PD High Yield Bond Market ‘P’	89,568,545	1,765,073	5,288,488	424,995	7,470,387	93,940,512	7,069,182
PD Large-Cap Growth Index ‘P’	272,533,714	8,834,308	3,879,007	1,856,214	1,582,857	280,928,086	11,027,513
PD Large-Cap Value Index ‘P’	320,828,796	9,031,267	25,413,079	9,977,900	9,160,343	323,585,227	13,923,354
PD Small-Cap Growth Index ‘P’	70,379,092	8,744,696	1,079,903	391,146	(1,024,287)	77,410,744	3,629,465
PD Small-Cap Value Index ‘P’	87,739,093	22,015,132	1,455,879	356,139	5,843,649	114,498,134	5,975,693
PD Emerging Markets ‘P’	71,721,633	1,454,296	1,470,263	(222,776)	6,955,620	78,438,510	5,876,942
PD International Large-Cap ‘P’	249,799,940	15,542,414	3,239,459	177,717	(5,188,740)	257,091,872	17,559,856
Total	$1,793,843,801	$80,039,930	$62,588,200	$14,459,954	$52,917,109	$1,878,672,594

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$17,367,534	$311,488	$6,429,928	$133,946	$170,607	$11,553,647	1,125,207
PD Aggregate Bond Index ‘P’	86,877,387	2,199,618	6,184,782	494,658	4,029,403	87,416,284	7,169,017
PD High Yield Bond Market ‘P’	15,509,799	1,300,395	595,528	9,689	1,382,414	17,606,769	1,324,939
PD Large-Cap Growth Index ‘P’	109,922,987	4,093,441	4,009,002	1,997,299	(701,244)	111,303,481	4,369,092
PD Large-Cap Value Index ‘P’	125,321,430	3,525,093	11,407,811	4,820,331	2,500,515	124,759,558	5,368,204
PD Small-Cap Growth Index ‘P’	33,730,502	4,257,166	1,413,797	505,663	(875,312)	36,204,222	1,697,464
PD Small-Cap Value Index ‘P’	44,688,630	7,946,947	2,011,105	469,308	2,443,371	53,537,151	2,794,121
PD Emerging Markets ‘P’	33,653,876	1,619,443	1,677,572	(425,710)	3,601,603	36,771,640	2,755,085
PD International Large-Cap ‘P’	107,596,822	7,669,449	4,009,002	140,754	(2,350,003)	109,048,020	7,448,184
Total	$574,668,967	$32,923,040	$37,738,527	$8,145,938	$10,201,354	$588,200,772

Portfolio Optimization Conservative
Core Income ‘P’	$53,979,167	$789,814	$3,558,333	($33,934)	$3,075,789	$54,252,503	5,302,755
Diversified Bond ‘P’	395,389,457	38,031,241	25,116,814	3,811,888	20,124,419	432,240,191	34,468,530
Floating Rate Income ‘P’	58,442,308	771,888	5,360,115	301,756	1,575,526	55,731,363	5,180,859
Floating Rate Loan ‘P’	79,068,785	7,160,084	33,914,187	4,056,251	(502,476)	55,868,457	6,647,311
High Yield Bond ‘P’	104,612,539	7,010,061	36,542,752	5,666,858	1,650,574	82,397,280	10,923,272
Inflation Managed ‘P’	53,760,197	39,789,143	4,137,936	(82,120)	3,848,206	93,177,490	8,022,553
Inflation Strategy ‘P’	43,162,695	615,644	8,770,834	(377,265)	2,196,791	36,827,031	3,568,584
Managed Bond ‘P’	261,202,188	33,692,549	18,326,808	1,578,527	9,733,146	287,879,602	21,222,034
Short Duration Bond ‘P’	194,830,563	111,829,059	18,244,609	610,677	3,578,725	292,604,415	29,124,558
Emerging Markets Debt ‘P’	104,585,791	7,005,469	26,718,203	595,214	14,392,685	99,860,956	9,306,350
Comstock ‘P’	61,320,859	9,897,825	42,954,882	10,161,813	(10,162,813)	28,262,802	2,176,643
Dividend Growth ‘P’	14,594,833	1,202,464	1,467,436	367,043	723,594	15,420,498	875,921
Equity Index ‘P’	10,394,894	18,232,182	1,145,852	394,364	557,724	28,433,312	575,313
Growth ‘P’	16,747,998	1,131,643	9,157,759	2,042,203	(2,116,713)	8,647,372	383,765
Large-Cap Growth ‘P’	25,065,095	1,944,368	6,626,145	1,896,181	(2,906,178)	19,373,321	2,112,760
Large-Cap Value ‘P’	83,219,986	12,615,579	6,169,863	2,031,441	1,272,483	92,969,626	4,806,806
Main Street Core ‘P’	18,775,814	3,491,866	1,382,164	171,156	920,516	21,977,188	641,317
Mid-Cap Equity ‘P’	6,283,973	466,544	435,199	87,278	273,418	6,676,014	361,113
Mid-Cap Growth ‘P’	6,264,955	474,424	6,726,409	206,266	(219,236)	-	-
Mid-Cap Value ‘P’	30,830,576	9,270,711	2,621,262	885,959	740,798	39,106,782	1,854,786
Value Advantage ‘P’	18,726,433	21,083,366	1,698,216	362,279	858,354	39,332,216	2,989,338
International Large-Cap ‘P’	73,269,395	5,002,654	27,007,761	5,901,168	(8,362,897)	48,802,559	6,297,798
International Value ‘P’	31,542,746	1,598,498	5,955,819	845,175	(2,874,571)	25,156,029	2,358,807
Absolute Return ‘P’	137,381,758	5,130,688	30,566,038	(2,253,584)	(1,665,268)	108,027,556	11,505,784
Currency Strategies ‘P’	64,272,966	678,915	24,350,892	2,547,322	577,434	43,725,745	3,811,464
Equity Long/Short ‘P’	64,821,486	1,971,954	3,875,261	571,513	198,749	63,688,441	5,435,910
Global Absolute Return ‘P’	107,632,519	2,106,714	25,090,730	2,007,921	(133,178)	86,523,246	7,835,049
Total	$2,120,179,976	$342,995,347	$377,922,279	$44,353,350	$37,355,601	$2,166,961,995

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2016
						Ending Value	Share Balance
Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$56,382,357	$71,941	$5,999,023	($54,007)	$3,137,612	$53,538,880	5,233,004
Diversified Bond ‘P’	537,078,143	62,875,521	47,090,008	7,065,807	24,747,885	584,677,348	46,624,467
Floating Rate Income ‘P’	75,181,275	145,506	6,948,287	344,447	2,000,905	70,723,846	6,574,579
Floating Rate Loan ‘P’	111,734,706	312,971	31,632,781	3,049,802	1,612,900	85,077,598	10,122,658
High Yield Bond ‘P’	163,518,011	634,971	56,325,668	7,168,091	3,423,773	118,419,178	15,698,636
Inflation Managed ‘P’	56,151,347	30,330,898	4,776,058	(198,485)	3,940,601	85,448,303	7,357,072
Inflation Strategy ‘P’	37,422,542	87,031	3,518,626	(202,644)	1,805,498	35,593,801	3,449,083
Managed Bond ‘P’	358,295,823	38,405,985	30,978,506	2,755,166	12,353,833	380,832,301	28,074,361
Short Duration Bond ‘P’	188,677,179	72,121,788	16,576,797	522,239	2,986,253	247,730,662	24,658,022
Emerging Markets Debt ‘P’	109,562,035	147,845	18,975,097	414,382	14,591,158	105,740,323	9,854,267
Comstock ‘P’	108,070,053	283,839	18,403,344	5,350,986	(5,766,559)	89,534,975	6,895,483
Dividend Growth ‘P’	36,515,209	9,816,936	1,944,767	793,887	1,997,865	47,179,130	2,679,886
Equity Index ‘P’	54,902,293	101,976	6,466,078	449,213	1,456,366	50,443,770	1,020,667
Growth ‘P’	59,149,749	93,037	5,739,385	1,683,471	(1,767,116)	53,419,756	2,370,738
Large-Cap Growth ‘P’	92,898,902	138,041	7,559,278	1,854,557	(5,774,136)	81,558,086	8,894,329
Large-Cap Value ‘P’	164,602,728	12,094,741	7,347,732	2,772,564	2,394,766	174,517,067	9,023,051
Long/Short Large-Cap ‘P’	-	64,284,835	1,240,448	21,185	617,023	63,682,595	4,532,180
Main Street Core ‘P’	84,512,656	2,219,890	3,839,203	1,361,175	2,638,388	86,892,906	2,535,625
Mid-Cap Equity ‘P’	36,328,055	82,631	8,610,704	1,742,873	(214,368)	29,328,487	1,586,412
Mid-Cap Growth ‘P’	36,808,688	111,319	36,620,674	1,055,522	(1,354,855)	-	-
Mid-Cap Value ‘P’	88,921,799	23,138,053	4,499,806	1,258,541	2,128,825	110,947,412	5,262,097
Small-Cap Equity ‘P’	49,530,747	165,002	37,314,419	8,869,902	(6,487,088)	14,764,144	707,028
Small-Cap Growth ‘P’	34,035,564	643,782	9,185,834	(2,130,619)	(1,138,246)	22,224,647	1,727,890
Small-Cap Index ‘P’	43,218,460	122,284	31,741,404	1,482,409	(2,071,565)	11,010,184	628,562
Small-Cap Value ‘P’	17,273,733	1,001,468	943,374	13,065	788,279	18,133,171	942,314
Value Advantage ‘P’	91,428,655	21,094,075	4,151,184	879,343	2,338,462	111,589,351	8,481,044
Emerging Markets ‘P’	72,983,605	22,251,346	3,596,444	(760,979)	4,017,953	94,895,481	6,868,226
International Large-Cap ‘P’	128,879,359	442,122	44,097,052	7,721,695	(12,399,837)	80,546,287	10,394,215
International Small-Cap ‘P’	112,946,621	195,273	18,873,602	4,676,905	(5,875,976)	93,069,221	8,142,275
International Value ‘P’	54,761,367	294,831	10,014,331	1,061,055	(4,666,874)	41,436,048	3,885,336
Absolute Return ‘P’	217,058,530	187,263	40,743,130	(2,827,529)	(3,083,428)	170,591,706	18,169,358
Currency Strategies ‘P’	113,050,607	87,447	11,156,724	1,090,432	5,134,085	108,205,847	9,432,034
Equity Long/Short ‘P’	108,233,239	364,023	4,821,519	722,909	564,043	105,062,695	8,967,268
Global Absolute Return ‘P’	204,727,801	154,469	65,322,073	5,261,376	(2,081,812)	142,739,761	12,925,694
Total	$3,704,841,838	$364,503,140	$607,053,360	$65,268,736	$41,994,613	$3,569,554,967

Portfolio Optimization Moderate
Core Income ‘P’	$163,077,812	$211,324	$11,063,764	($143,705)	$9,214,386	$161,296,053	15,765,418
Diversified Bond ‘P’	1,443,139,300	603,219	191,273,191	30,458,725	51,256,246	1,334,184,299	106,393,094
Floating Rate Income ‘P’	182,367,421	76,769	16,104,170	853,023	4,899,952	172,092,995	15,997,985
Floating Rate Loan ‘P’	263,927,339	112,419	53,514,834	5,196,483	6,086,043	221,807,450	26,390,977
High Yield Bond ‘P’	390,067,837	169,995	116,371,965	14,796,135	10,717,935	299,379,937	39,688,308
Inflation Managed ‘P’	168,519,218	91,836,216	11,804,822	(254,829)	11,609,122	259,904,905	22,377,731
Inflation Strategy ‘P’	129,537,221	54,834	11,454,813	(619,921)	6,213,162	123,730,483	11,989,635
Managed Bond ‘P’	942,466,346	394,825	103,196,711	9,820,700	28,948,979	878,434,139	64,756,790
Short Duration Bond ‘P’	327,313,069	246,024,837	26,454,105	867,873	5,846,540	553,598,214	55,102,734
Emerging Markets Debt ‘P’	446,862,720	191,930	175,320,943	5,277,496	52,545,283	329,556,486	30,712,385
Comstock ‘P’	377,562,166	310,891	53,084,474	16,905,411	(18,256,242)	323,437,752	24,909,368
Dividend Growth ‘P’	140,882,384	45,655,725	8,016,456	3,249,688	7,719,935	189,491,276	10,763,551
Equity Index ‘P’	192,181,092	109,678,014	11,372,967	791,129	9,275,812	300,553,080	6,081,321
Growth ‘P’	233,358,930	132,986	34,851,069	10,121,483	(10,844,021)	197,918,309	8,783,502
Large-Cap Growth ‘P’	363,144,320	290,166	52,083,525	16,926,851	(32,678,882)	295,598,930	32,236,584
Large-Cap Value ‘P’	586,996,082	65,676,794	25,955,864	9,732,847	8,896,818	645,346,677	33,366,341
Long/Short Large-Cap ‘P’	438,434,359	327,286	146,891,634	48,090,540	(57,324,184)	282,636,367	20,114,742
Main Street Core ‘P’	321,270,298	137,089	33,098,782	13,918,123	288,526	302,515,254	8,827,709
Mid-Cap Equity ‘P’	191,176,704	73,715,894	10,502,895	1,716,657	11,313,437	267,419,797	14,465,051
Mid-Cap Growth ‘P’	127,129,360	103,630	40,795,341	(363,689)	1,837,602	87,911,562	8,110,190
Mid-Cap Value ‘P’	313,659,027	164,622,948	19,422,597	5,609,331	7,923,179	472,391,888	22,404,958
Small-Cap Equity ‘P’	199,969,648	140,053	12,031,290	3,411,989	13,647,901	205,138,301	9,823,696
Small-Cap Growth ‘P’	171,135,485	155,447	27,266,618	(259,495)	(15,101,294)	128,663,525	10,003,150
Small-Cap Index ‘P’	146,811,552	83,406,380	7,480,231	2,029,722	4,697,681	229,465,104	13,099,966
Small-Cap Value ‘P’	61,338,196	52,008,032	4,467,490	1,386,600	3,108,378	113,373,716	5,891,612
Value Advantage ‘P’	382,108,012	85,028,440	17,789,786	3,750,267	9,527,695	462,624,628	35,160,521
Emerging Markets ‘P’	415,012,346	155,485,342	16,874,511	(3,666,896)	23,285,346	573,241,627	41,489,362
International Large-Cap ‘P’	666,173,815	467,221	190,136,074	26,065,839	(50,456,616)	452,114,185	58,343,743
International Small-Cap ‘P’	588,087,283	346,514	162,749,748	41,052,745	(46,208,141)	420,528,653	36,790,467
International Value ‘P’	291,447,840	27,972,817	10,138,973	587,132	(20,896,963)	288,971,853	27,096,038
Real Estate ‘P’	198,735,150	82,255	85,223,505	22,547,717	(7,271,644)	128,869,973	5,114,332
Absolute Return ‘P’	484,374,381	202,895	100,580,701	(7,127,791)	(6,237,693)	370,631,091	39,475,126

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2016
						Ending Value	Share Balance
Currency Strategies ‘P’	$527,287,990	$219,345	$54,987,595	$5,437,671	$23,567,320	$501,524,731	43,716,660
Equity Long/Short ‘P’	518,629,643	219,345	37,668,925	5,293,593	469,464	486,943,120	41,561,371
Global Absolute Return ‘P’	457,274,558	191,930	93,059,407	7,341,956	393,904	372,142,941	33,699,131
Total	$12,851,458,904	$1,206,253,807	$1,973,089,776	$300,801,400	$48,014,966	$12,433,439,301

Portfolio Optimization Growth
Core Income ‘P’	$116,754,042	$-	$20,611,791	$91,894	$6,305,459	$102,539,604	10,022,438
Diversified Bond ‘P’	891,763,173	2,112,270	49,935,545	7,841,594	44,743,989	896,525,481	71,492,462
Floating Rate Income ‘P’	95,267,752	-	77,724,019	2,490,081	283,927	20,317,741	1,888,763
Floating Rate Loan ‘P’	140,047,626	-	125,044,259	3,349,734	2,014,747	20,367,848	2,423,397
High Yield Bond ‘P’	99,369,813	-	33,577,628	(1,449,426)	7,822,084	72,164,843	9,566,775
Inflation Managed ‘P’	45,717,348	25,907,624	3,133,422	6,692	3,100,070	71,598,312	6,164,592
Inflation Strategy ‘P’	34,284,523	-	5,071,760	17,328	1,446,518	30,676,609	2,972,601
Managed Bond ‘P’	593,464,250	7,719,505	33,290,354	3,142,231	22,010,955	593,046,587	43,718,466
Emerging Markets Debt ‘P’	165,797,845	-	112,250,841	(161,431)	19,942,456	73,328,029	6,833,665
Comstock ‘P’	344,158,302	-	64,981,941	18,726,752	(20,497,089)	277,406,024	21,364,261
Dividend Growth ‘P’	145,219,881	32,412,123	9,994,426	3,919,311	6,553,141	178,110,030	10,117,070
Equity Index ‘P’	213,084,685	41,507,868	13,913,474	653,248	7,850,543	249,182,870	5,041,908
Growth ‘P’	280,578,020	-	43,860,988	12,617,532	(13,706,423)	235,628,141	10,457,042
Large-Cap Growth ‘P’	420,030,857	-	85,998,444	27,905,832	(46,593,539)	315,344,706	34,389,962
Large-Cap Value ‘P’	554,566,628	45,243,528	30,071,727	11,185,139	5,604,250	586,527,818	30,325,231
Long/Short Large-Cap ‘P’	562,988,216	-	245,287,776	70,762,753	(83,985,487)	304,477,706	21,669,153
Main Street Core ‘P’	334,764,858	-	75,902,520	31,748,629	(18,796,114)	271,814,853	7,931,839
Mid-Cap Equity ‘P’	244,870,154	106,926,061	21,153,436	3,055,955	13,387,647	347,086,381	18,774,310
Mid-Cap Growth ‘P’	128,799,999	-	36,887,896	5,536,101	(4,093,828)	93,354,376	8,612,311
Mid-Cap Value ‘P’	400,382,241	255,458,323	36,213,677	9,504,298	7,434,722	636,565,907	30,191,527
Small-Cap Equity ‘P’	202,277,296	-	27,730,769	7,616,241	8,449,699	190,612,467	9,128,081
Small-Cap Growth ‘P’	152,667,036	-	12,115,325	(56,858)	(12,968,550)	127,526,303	9,914,735
Small-Cap Index ‘P’	152,411,480	197,346,566	14,143,415	3,740,520	8,113,087	347,468,238	19,836,663
Small-Cap Value ‘P’	126,707,443	67,567,597	14,161,664	(288,002)	7,457,782	187,283,156	9,732,411
Value Advantage ‘P’	393,030,350	74,560,306	25,861,017	5,105,452	7,538,446	454,373,537	34,533,420
Emerging Markets ‘P’	452,418,265	260,002,406	30,235,317	(7,241,889)	31,446,188	706,389,653	51,126,182
International Large-Cap ‘P’	682,018,454	48,624,151	38,158,920	4,575,240	(30,548,067)	666,510,858	86,010,879
International Small-Cap ‘P’	619,036,014	-	165,377,694	41,710,233	(47,188,642)	448,179,911	39,209,572
International Value ‘P’	292,081,912	64,489,924	16,449,284	1,468,821	(22,325,190)	319,266,183	29,936,648
Real Estate ‘P’	217,472,044	-	25,092,033	6,203,485	14,421,686	213,005,182	8,453,321
Absolute Return ‘P’	337,729,397	-	93,205,758	(6,869,340)	(2,823,879)	234,830,420	25,011,287
Currency Strategies ‘P’	486,107,180	-	97,346,645	10,119,788	15,598,181	414,478,504	36,129,057
Equity Long/Short ‘P’	535,320,586	-	139,466,873	20,725,552	(14,153,277)	402,425,988	34,347,699
Global Absolute Return ‘P’	299,538,985	-	99,132,919	8,022,126	(3,391,819)	205,036,373	18,566,918
Total	$10,760,726,655	$1,229,878,252	$1,923,383,557	$305,775,616	($79,546,327)	$10,293,450,639

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$104,646,815	$10,357,623	$6,512,775	$695,242	$5,621,569	$114,808,474	9,155,278
Managed Bond ‘P’	69,595,045	8,012	8,950,050	531,662	2,346,569	63,531,238	4,683,423
Comstock ‘P’	79,927,070	169,733	18,025,434	5,232,941	(5,641,282)	61,663,028	4,748,942
Dividend Growth ‘P’	34,980,800	7,519,298	2,347,940	927,446	1,600,762	42,680,366	2,424,345
Equity Index ‘P’	46,465,081	10,130,269	2,767,241	156,526	1,771,984	55,756,619	1,128,166
Growth ‘P’	68,246,552	4,464	15,028,161	4,359,801	(4,686,872)	52,895,784	2,347,485
Large-Cap Growth ‘P’	93,943,277	12,710	17,692,792	6,237,662	(10,391,337)	72,109,520	7,863,914
Large-Cap Value ‘P’	127,554,331	9,926,525	6,900,233	2,560,991	1,342,414	134,484,028	6,953,224
Long/Short Large-Cap ‘P’	144,582,085	13,201	73,799,213	22,788,733	(26,146,044)	67,438,762	4,799,500
Main Street Core ‘P’	69,891,803	4,606	14,414,748	6,041,484	(3,256,341)	58,266,804	1,700,286
Mid-Cap Equity ‘P’	65,254,547	20,532,216	4,271,724	653,627	3,496,590	85,665,256	4,633,734
Mid-Cap Growth ‘P’	34,928,140	3,881	10,864,191	1,630,132	(1,241,748)	24,456,214	2,256,183
Mid-Cap Value ‘P’	114,880,864	43,454,706	6,697,917	1,872,770	2,740,484	156,250,907	7,410,786
Small-Cap Equity ‘P’	81,202,851	327,026	23,932,293	6,766,420	(811,731)	63,552,273	3,043,402
Small-Cap Growth ‘P’	41,942,802	690,318	9,160,086	1,012,246	(4,874,415)	29,610,865	2,302,144
Small-Cap Index ‘P’	52,146,243	27,557,171	3,003,071	908,502	1,379,313	78,988,158	4,509,366
Small-Cap Value ‘P’	55,978,049	11,267,357	3,236,139	770,776	2,122,826	66,902,869	3,476,694
Value Advantage ‘P’	92,481,987	13,606,614	4,968,716	1,042,331	1,955,864	104,118,080	7,913,210
Emerging Markets ‘P’	153,448,975	49,565,524	6,738,212	(1,484,577)	8,507,887	203,299,597	14,714,163
International Large-Cap ‘P’	197,750,144	15,706	12,900,575	1,609,845	(9,051,262)	177,423,858	22,895,924
International Small-Cap ‘P’	178,074,535	16,722	56,915,947	14,217,183	(15,894,222)	119,498,271	10,454,453
International Value ‘P’	92,137,366	5,277,479	3,408,746	(52,931)	(6,308,623)	87,644,545	8,218,171
Real Estate ‘P’	59,272,490	7,968,285	4,842,545	1,099,490	4,958,430	68,456,150	2,716,750
Absolute Return ‘P’	16,264,844	1,812	15,698,758	(1,167,755)	599,857	-	-
Currency Strategies ‘P’	95,133,762	7,583	11,538,578	1,162,329	4,038,561	88,803,657	7,740,793

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2016	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2016
						Ending Value	Share Balance
Equity Long/Short ‘P’	$94,577,080	$6,141	$9,389,317	$1,314,685	($285,979)	$86,222,610	7,359,237
Global Absolute Return ‘P’	47,615,623	3,071	4,545,149	324,958	531,460	43,929,963	3,978,046
Total	$2,312,923,161	$218,448,053	$358,550,551	$81,212,519	($45,575,286)	$2,208,457,896

As of June 30, 2016, Pacific Life owned the following percentages of the total shares outstanding of each of the following Funds:

Portfolio	Ownership Percentage
Diversified Alternatives	80.00%
PSF DFA Balanced Allocation	44.35%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds in the Pacific Funds Series Trust. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A and/or Class P shares of the corresponding series of the Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2016, such expenses increased by $6,261 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2016, the total amount in the DCP Liability accounts was $625,685 for all applicable Funds presented in these financial statements.

E. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. CROSS TRANSACTIONS

In accordance with Rule 17a-7 and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For the period ended June 30, 2016, the purchase and sale transactions in compliance with Rule 17a-7 under the 1940 Act that were the direct result of rebalancing the fund of funds using an asset allocation process (see Note 4) are summarized in the following table:

Portfolio	Purchases	Sales
Comstock	$-	$82,770,015
Dividend Growth	53,719,386	-
Equity Index	109,524,526	-
Growth	-	28,835,622
Large-Cap Growth	-	36,395,966
Large-Cap Value	62,594,680	-
Long/Short Large-Cap	20,302,429	193,664,633
Main Street Core	-	46,558,495
Mid-Cap Equity	34,033,801	-
Mid-Cap Growth	-	23,107,475
Mid-Cap Value	89,614,073	-

Portfolio	Purchases	Sales
Small-Cap Equity	$-	$42,446,440
Small-Cap Growth	-	20,990,544
Small-Cap Index	59,854,209	-
Small-Cap Value	7,349,733	-
Value Advantage	71,907,346	-
Emerging Markets	5,903,799	-
International Large-Cap	-	12,911,565
International Small-Cap	-	2,749,483
International Value	8,310,243	-
Real Estate	-	32,683,988

8. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the Fund.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the Fund’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Fund’s net assets (see Note 4 — Borrowings and Other Financing Transactions).

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The Fund’s manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the Fund’s manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the Fund’s manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

9. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.20% (0.25% after August 26, 2016) per annum on the daily unused portion of the committed line up to a maximum of $150,000 ($187,500 after August 26, 2016) based on the current rate for all applicable Funds of the Trust. As of June 30, 2016, the actual interest rate on borrowing by the Trust was 1.72%. The committed line of credit will expire on August 25, 2017, unless renewed and applies to all Funds presented in these financial statements except the Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios. The commitment fees and interest incurred by the Trust are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Diversified Bond	1.69%	$6,320,547
Inflation Managed	1.68%	769,924
Managed Bond	1.68%	7,924,099
Emerging Markets Debt	1.68%	1,229,765
Equity Index	1.67%	2,129,724
Focused Growth	1.68%	159,736

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Large-Cap Growth	1.68%	$1,303,140
Large-Cap Value	1.68%	874,492
Mid-Cap Equity	1.69%	534,242
Small-Cap Equity	1.71%	354,867
Real Estate	1.68%	1,561,474

None of the Funds presented in these financial statements had a loan outstanding in connection with this line of credit as of June 30, 2016.

10. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2016, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $573,676 and $1,270,475, respectively (see details in the Notes to Schedules of Investments).

11. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2016, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$19,775,481	$23,014,533
Diversified Bond	3,503,716,206	3,380,550,515
Inflation Managed	640,009,255	403,137,653
Inflation Strategy	159,381,297	178,052,441
Managed Bond	9,023,326,394	9,121,929,822
Short Duration Bond	478,794,909	318,885,685
Absolute Return	189,669,926	266,947,604

	Other Securities
Portfolio	Purchases	Sales
Core Income	$139,561,266	$159,324,604
Diversified Bond	251,331,852	356,710,971
Floating Rate Income	180,995,366	269,424,121
Floating Rate Loan	76,911,042	293,493,237
High Yield Bond	299,952,438	470,275,832
Inflation Managed	87,052,431	114,491,102
Inflation Strategy	14,722,133	18,815,522
Managed Bond	388,888,878	397,459,235
Short Duration Bond	388,415,226	166,378,122
Emerging Markets Debt	285,588,433	558,065,689
Comstock	107,820,159	260,174,495
Dividend Growth	157,549,865	88,679,274
Equity Index	206,437,592	81,674,247
Focused Growth	37,248,625	48,854,506
Growth	122,151,206	252,836,851
Large-Cap Growth	459,449,791	667,782,445
Large-Cap Value	201,888,253	115,093,340
Long/Short Large-Cap	614,679,784	1,150,458,547
Main Street Core	191,534,319	325,503,099
Mid-Cap Equity	889,292,571	741,856,006
Mid-Cap Growth	69,332,086	207,440,366
Mid-Cap Value	717,085,084	277,301,219
Small-Cap Equity	102,940,227	185,573,199
Small-Cap Growth	470,733,578	527,872,268

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Index	$375,029,101	$126,296,917
Small-Cap Value	248,329,025	138,695,956
Value Advantage	274,386,942	112,805,045
Emerging Markets	636,871,424	230,594,967
International Large-Cap	144,155,070	360,316,546
International Small-Cap	305,922,152	707,966,093
International Value	435,233,202	365,239,538
Health Sciences	76,559,591	105,954,821
Real Estate	83,073,200	207,489,761
Technology	7,468,983	6,992,342
Absolute Return	358,750,008	498,167,691
Currency Strategies	104,900,919	103,939,715
Diversified Alternatives	608,871	155,404
Global Absolute Return	343,513,237	447,758,064
Pacific Dynamix – Conservative Growth	36,714,139	23,104,069
Pacific Dynamix – Moderate Growth	80,039,930	62,588,200
Pacific Dynamix – Growth	32,923,040	37,738,527
Portfolio Optimization Conservative	342,995,347	377,922,279
Portfolio Optimization Moderate-Conservative	364,503,140	607,053,360
Portfolio Optimization Moderate	1,206,253,807	1,973,089,776
Portfolio Optimization Growth	1,229,878,252	1,923,383,557
Portfolio Optimization Aggressive-Growth	218,448,054	358,550,551
DFA Balanced Allocation	11,333,662	55,894

12. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2016, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Portfolio/Secured Borrowing	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$28,699,665	$729,432,817	$16,938,743	$-	$775,071,225
Total borrowings		$28,699,665	$729,432,817	$16,938,743	$-	$775,071,225

Managed Bond
Reverse repurchase agreements	Corporate Bonds and Notes	$763,000	$-	$-	$-	$763,000
Total borrowings		$763,000	$-	$-	$-	$763,000

Long/Short Large-Cap
Securities lending transactions	Cash and Cash Equivalents	$198,288,544	$-	$-	$-	$198,288,544
Total borrowings		$198,288,544	$-	$-	$-	$198,288,544

13. FEDERAL INCOME TAX INFORMATION

Effective January 1, 2015, each Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distributions policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (also see Note 2B).

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2016, were as follows:

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Core Income	$363,790,006	$8,944,001	($2,015,389)	$6,928,612
Diversified Bond	3,693,045,981	110,964,100	(81,132,003)	29,832,097
Floating Rate Income	371,664,108	1,892,770	(2,177,501)	(284,731)
Floating Rate Loan	525,735,004	4,035,058	(20,025,929)	(15,990,871)
High Yield Bond	890,424,946	18,291,835	(46,013,388)	(27,721,553)
Inflation Managed	1,299,700,606	-	(24,707,130)	(24,707,130)
Inflation Strategy	223,207,440	1,966,938	(108,445)	1,858,493
Managed Bond	4,079,641,913	100,122,423	(32,981,210)	67,141,213
Short Duration Bond	1,523,487,735	11,937,173	(1,011,771)	10,925,402
Emerging Markets Debt	589,256,217	25,407,937	(11,157,378)	14,250,559
Comstock	960,644,095	122,003,221	(61,426,937)	60,576,284
Dividend Growth	661,581,005	158,717,341	(7,549,383)	151,167,958
Equity Index	1,704,566,083	580,221,886	(51,339,837)	528,882,049
Focused Growth	124,013,244	22,381,692	(3,965,852)	18,415,840
Growth	828,054,291	201,722,321	(21,844,057)	179,878,264
Large-Cap Growth	868,615,580	132,462,626	(21,303,535)	111,159,091
Large-Cap Value	1,595,904,523	472,892,600	(59,143,837)	413,748,763
Long/Short Large-Cap	1,014,943,747	45,125,530	(48,293,073)	(3,167,543)
Main Street Core	1,134,618,494	179,812,414	(33,721,178)	146,091,236
Mid-Cap Equity	1,000,980,063	71,292,269	(20,684,889)	50,607,380
Mid-Cap Growth	447,885,260	44,420,262	(45,419,447)	(999,185)
Mid-Cap Value	1,495,124,061	84,482,793	(69,440,652)	15,042,141
Small-Cap Equity	498,646,361	80,306,822	(44,366,629)	35,940,193
Small-Cap Growth	400,742,493	31,182,914	(13,173,974)	18,008,940
Small-Cap Index	1,014,350,417	136,775,053	(92,588,584)	44,186,469
Small-Cap Value	568,609,376	41,427,161	(29,464,158)	11,963,003
Value Advantage	1,121,770,178	121,428,999	(48,790,236)	72,638,763
Emerging Markets	1,962,934,856	128,650,821	(199,299,822)	(70,649,001)
International Large-Cap	2,003,003,784	102,558,988	(220,599,472)	(118,040,484)
International Small-Cap	1,101,694,712	145,232,528	(100,930,760)	44,301,768
International Value	1,113,681,728	44,559,851	(116,021,381)	(71,461,530)
Health Sciences	332,679,753	35,510,145	(20,218,620)	15,291,525
Real Estate	622,804,998	136,279,499	(11,356,363)	124,923,136
Technology	90,505,649	11,673,080	(15,341,071)	(3,667,991)
Absolute Return	879,733,508	10,077,059	(6,667,315)	3,409,744
Currency Strategies	1,178,435,350	4,726,078	(16,865,381)	(12,139,303)
Diversified Alternatives	2,477,709	85,337	(7,056)	78,281
Equity Long/Short	1,012,304,673	235,091	-	235,091
Global Absolute Return	829,769,621	34,077,418	(20,237,760)	13,839,658
Pacific Dynamix – Conservative Growth	433,427,129	59,509,936	(588,484)	58,921,452
Pacific Dynamix – Moderate Growth	1,642,756,060	240,894,959	(4,978,425)	235,916,534
Pacific Dynamix – Growth	502,474,014	87,905,645	(2,178,887)	85,726,758
Portfolio Optimization Conservative	2,015,570,667	161,220,022	(9,828,694)	151,391,328
Portfolio Optimization Moderate-Conservative	3,206,676,829	398,601,700	(35,723,562)	362,878,138
Portfolio Optimization Moderate	11,001,250,980	1,547,227,953	(115,039,632)	1,432,188,321
Portfolio Optimization Growth	9,033,764,298	1,340,550,375	(80,864,034)	1,259,686,341
Portfolio Optimization Aggressive-Growth	1,941,926,535	291,934,243	(25,402,882)	266,531,361
PSF DFA Balanced Allocation	11,278,188	83,997	(42,935)	41,062

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2011.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

14. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2016 and the year or period ended December 31, 2015, were as follows:

	Period Ended June 30, 2016	Year/Period Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015
	Core Income Portfolio (1)		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	535,274	298,132	3,985,423	7,906,808	601,877	2,252,815
Share repurchased	(297,461)	(58,103)	(2,042,122)	(4,495,597)	(951,152)	(953,657)
Net increase (decrease)	237,813	240,029	1,943,301	3,411,211	(349,275)	1,299,158
Shares outstanding, beginning of year or period	240,029	-	27,694,224	24,283,013	4,532,720	3,233,562
Shares outstanding, end of year or period	477,842	240,029	29,637,525	27,694,224	4,183,445	4,532,720

Class P
Shares sold	108,001	42,863,245	9,267,257	15,088,414	98,910	8,646,659
Shares repurchased	(4,137,266)	(2,510,366)	(26,402,312)	(42,188,729)	(9,948,059)	(3,633,568)
Net increase (decrease)	(4,029,265)	40,352,879	(17,135,055)	(27,100,315)	(9,849,149)	5,013,091
Shares outstanding, beginning of year or period	40,352,879	-	285,268,887	312,369,202	39,510,148	34,497,057
Shares outstanding, end of year or period	36,323,614	40,352,879	268,133,832	285,268,887	29,660,999	39,510,148

	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio
Class I
Shares sold	882,761	4,075,772	5,684,095	10,733,690	934,286	1,415,545
Share repurchased	(2,182,135)	(5,968,546)	(6,053,023)	(18,348,220)	(3,356,159)	(6,938,794)
Net increase (decrease)	(1,299,374)	(1,892,774)	(368,928)	(7,614,530)	(2,421,873)	(5,523,249)
Shares outstanding, beginning of year or period	21,418,422	23,311,196	43,865,196	51,479,726	38,864,521	44,387,770
Shares outstanding, end of year or period	20,119,048	21,418,422	43,496,268	43,865,196	36,442,648	38,864,521

Class P
Shares sold	945,863	10,641,218	1,135,053	16,246,597	16,354,908	51,067
Shares repurchased	(29,317,214)	(9,789,862)	(32,881,292)	(10,262,287)	(2,118,570)	(37,387,418)
Net increase (decrease)	(28,371,351)	851,356	(31,746,239)	5,984,310	14,236,338	(37,336,351)
Shares outstanding, beginning of year or period	73,955,693	73,104,337	107,623,230	101,638,920	29,692,233	67,028,584
Shares outstanding, end of year or period	45,584,342	73,955,693	75,876,991	107,623,230	43,928,571	29,692,233

	Inflation Strategy Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
Class I
Shares sold	320,210	595,715	2,307,949	3,858,740	2,889,850	7,368,908
Share repurchased	(354,332)	(663,844)	(5,081,816)	(16,159,339)	(2,758,917)	(5,537,801)
Net increase (decrease)	(34,122)	(68,129)	(2,773,867)	(12,300,599)	130,933	1,831,107
Shares outstanding, beginning of year or period	1,984,032	2,052,161	77,394,123	89,694,722	44,366,812	42,535,705
Shares outstanding, end of year or period	1,949,910	1,984,032	74,620,256	77,394,123	44,497,745	44,366,812

Class P
Shares sold	75,133	63,406	5,981,732	8,115,705	43,035,965	1,896,208
Shares repurchased	(2,842,714)	(45,958,340)	(14,691,356)	(22,956,509)	(6,168,284)	(112,933,349)
Net increase (decrease)	(2,767,581)	(45,894,934)	(8,709,624)	(14,840,804)	36,867,681	(111,037,141)
Shares outstanding, beginning of year or period	24,747,485	70,642,419	171,164,698	186,005,502	72,017,633	183,054,774
Shares outstanding, end of year or period	21,979,904	24,747,485	162,455,074	171,164,698	108,885,314	72,017,633

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015
	Emerging Markets Debt Portfolio		Comstock Portfolio		Dividend Growth Portfolio
Class I
Shares sold	777,742	631,329	443,077	1,920,738	1,345,977	1,639,545
Share repurchased	(530,854)	(768,753)	(1,176,117)	(2,091,804)	(963,592)	(1,949,674)
Net increase (decrease)	246,888	(137,424)	(733,040)	(171,066)	382,385	(310,129)
Shares outstanding, beginning of year or period	1,651,437	1,788,861	22,087,434	22,258,500	20,867,913	21,178,042
Shares outstanding, end of year or period	1,898,325	1,651,437	21,354,394	22,087,434	21,250,298	20,867,913

Class P
Shares sold	794,572	741,991	901,544	469,173	5,690,603	361,663
Shares repurchased	(32,337,792)	(35,230,122)	(15,538,121)	(25,047,279)	(1,426,230)	(22,965,092)
Net increase (decrease)	(31,543,220)	(34,488,131)	(14,636,577)	(24,578,106)	4,264,373	(22,603,429)
Shares outstanding, beginning of year or period	88,269,316	122,757,447	74,731,274	99,309,380	22,596,400	45,199,829
Shares outstanding, end of year or period	56,726,096	88,269,316	60,094,697	74,731,274	26,860,773	22,596,400

	Equity Index Portfolio		Focused Growth Portfolio		Growth Portfolio
Class I
Shares sold	2,088,291	6,622,096	850,654	2,234,000	494,355	1,701,186
Share repurchased	(2,070,959)	(3,752,763)	(1,502,922)	(1,156,854)	(1,851,498)	(3,247,458)
Net increase (decrease)	17,332	2,869,333	(652,268)	1,077,146	(1,357,143)	(1,546,272)
Shares outstanding, beginning of year or period	32,169,052	29,299,719	7,732,309	6,655,163	23,223,476	24,769,748
Shares outstanding, end of year or period	32,186,384	32,169,052	7,080,041	7,732,309	21,866,333	23,223,476

Class P
Shares sold	3,739,768	22,293	-	-	64,484	6,242,204
Shares repurchased	(749,548)	(5,049,008)	-	-	(4,934,461)	(6,887,963)
Net increase (decrease)	2,990,220	(5,026,715)	-	-	(4,869,977)	(645,759)
Shares outstanding, beginning of year or period	10,857,156	15,883,871	843	843	29,212,510	29,858,269
Shares outstanding, end of year or period	13,847,376	10,857,156	843	843	24,342,533	29,212,510

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Long/Short Large-Cap Portfolio
Class I
Shares sold	815,885	5,755,382	575,136	1,591,512	213,588	959,830
Share repurchased	(3,545,558)	(3,202,561)	(1,167,458)	(2,745,357)	(544,904)	(1,901,204)
Net increase (decrease)	(2,729,673)	2,552,821	(592,322)	(1,153,845)	(331,316)	(941,374)
Shares outstanding, beginning of year or period	25,732,755	23,179,934	21,527,972	22,681,817	5,473,540	6,414,914
Shares outstanding, end of year or period	23,003,082	25,732,755	20,935,650	21,527,972	5,142,224	5,473,540

Class P
Shares sold	272,076	5,815,952	7,686,239	807,424	4,644,053	133,413
Shares repurchased	(18,827,635)	(28,148,494)	(4,065,583)	(22,692,791)	(33,646,353)	(18,659,225)
Net increase (decrease)	(18,555,559)	(22,332,542)	3,620,656	(21,885,367)	(29,002,300)	(18,525,812)
Shares outstanding, beginning of year or period	104,053,108	126,385,650	80,853,997	102,739,364	80,117,876	98,643,688
Shares outstanding, end of year or period	85,497,549	104,053,108	84,474,653	80,853,997	51,115,576	80,117,876

	Main Street Core Portfolio		Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio
Class I
Shares sold	370,627	489,210	262,596	1,866,530	1,128,096	2,970,938
Share repurchased	(1,260,431)	(2,426,142)	(1,573,382)	(2,740,629)	(2,254,718)	(3,317,285)
Net increase (decrease)	(889,804)	(1,936,932)	(1,310,786)	(874,099)	(1,126,622)	(346,347)
Shares outstanding, beginning of year or period	18,645,155	20,582,087	21,124,736	21,998,835	25,244,314	25,590,661
Shares outstanding, end of year or period	17,755,351	18,645,155	19,813,950	21,124,736	24,117,692	25,244,314

Class P
Shares sold	180,645	452,286	11,416,051	130,214	70,950	156,810
Shares repurchased	(3,903,832)	(6,838,414)	(2,566,666)	(12,569,678)	(12,565,311)	(22,858,651)
Net increase (decrease)	(3,723,187)	(6,386,128)	8,849,385	(12,439,464)	(12,494,361)	(22,701,841)
Shares outstanding, beginning of year or period	25,359,963	31,746,091	30,971,236	43,410,700	31,473,044	54,174,885
Shares outstanding, end of year or period	21,636,776	25,359,963	39,820,621	30,971,236	18,978,683	31,473,044

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015
	Mid-Cap Value Portfolio		Small-Cap Equity Portfolio		Small-Cap Growth Portfolio
Class I
Shares sold	732,806	1,196,286	315,763	540,667	504,385	2,334,309
Share repurchased	(493,294)	(1,578,092)	(345,588)	(781,888)	(682,213)	(2,348,947)
Net increase (decrease)	239,512	(381,806)	(29,825)	(241,221)	(177,828)	(14,638)
Shares outstanding, beginning of year or period	6,342,176	6,723,982	3,674,757	3,915,978	10,723,649	10,738,287
Shares outstanding, end of year or period	6,581,688	6,342,176	3,644,932	3,674,757	10,545,821	10,723,649

Class P
Shares sold	24,053,283	712,340	35,013	5,742,956	118,603	1,820,069
Shares repurchased	(3,447,461)	(15,058,630)	(5,113,537)	(3,558,596)	(4,713,422)	(7,233,910)
Net increase (decrease)	20,605,822	(14,346,290)	(5,078,524)	2,184,360	(4,594,819)	(5,413,841)
Shares outstanding, beginning of year or period	46,518,331	60,864,621	27,780,731	25,596,371	28,542,738	33,956,579
Shares outstanding, end of year or period	67,124,153	46,518,331	22,702,207	27,780,731	23,947,919	28,542,738

	Small-Cap Index Portfolio		Small-Cap Value Portfolio		Value Advantage Portfolio
Class I
Shares sold	501,182	2,526,440	761,663	1,345,050	334,408	601,474
Share repurchased	(1,281,747)	(4,028,392)	(818,523)	(2,232,934)	(314,581)	(997,671)
Net increase (decrease)	(780,565)	(1,501,952)	(56,860)	(887,884)	19,827	(396,197)
Shares outstanding, beginning of year or period	23,450,023	24,951,975	12,147,497	13,035,381	1,378,442	1,774,639
Shares outstanding, end of year or period	22,669,458	23,450,023	12,090,637	12,147,497	1,398,269	1,378,442

Class P
Shares sold	18,438,631	15,796,502	7,091,321	69,966	16,827,889	21,836,250
Shares repurchased	(3,358,074)	(2,851,436)	(1,248,067)	(13,342,797)	(4,288,413)	(9,681,834)
Net increase (decrease)	15,080,557	12,945,066	5,843,254	(13,272,831)	12,539,476	12,154,416
Shares outstanding, beginning of year or period	22,994,000	10,048,934	14,199,777	27,472,608	76,538,057	64,383,641
Shares outstanding, end of year or period	38,074,557	22,994,000	20,043,031	14,199,777	89,077,533	76,538,057

	Emerging Markets Portfolio		International Large-Cap Portfolio		International Small-Cap Portfolio
Class I
Shares sold	1,236,385	3,068,297	4,689,527	7,424,562	775,875	4,003,901
Share repurchased	(1,723,221)	(4,588,891)	(2,430,144)	(8,109,407)	(1,405,956)	(2,165,675)
Net increase (decrease)	(486,836)	(1,520,594)	2,259,383	(684,845)	(630,081)	1,838,226
Shares outstanding, beginning of year or period	24,765,972	26,286,566	62,915,192	63,600,037	9,072,344	7,234,118
Shares outstanding, end of year or period	24,279,136	24,765,972	65,174,575	62,915,192	8,442,263	9,072,344

Class P
Shares sold	36,750,058	4,612,331	7,050,876	8,087,631	52,103	40,368,809
Shares repurchased	(4,336,168)	(8,075,474)	(40,230,133)	(33,731,681)	(35,058,104)	(17,524,201)
Net increase (decrease)	32,413,890	(3,463,143)	(33,179,257)	(25,644,050)	(35,006,001)	22,844,608
Shares outstanding, beginning of year or period	81,797,017	85,260,160	217,121,816	242,765,866	129,613,389	106,768,781
Shares outstanding, end of year or period	114,210,907	81,797,017	183,942,559	217,121,816	94,607,388	129,613,389

	International Value Portfolio		Health Sciences Portfolio		Real Estate Portfolio
Class I
Shares sold	1,111,898	2,240,708	316,594	2,521,751	661,610	2,048,132
Share repurchased	(1,564,596)	(2,746,658)	(1,604,151)	(1,668,001)	(1,015,858)	(4,831,477)
Net increase (decrease)	(452,698)	(505,950)	(1,287,557)	853,750	(354,248)	(2,783,345)
Shares outstanding, beginning of year or period	28,171,823	28,677,773	13,095,721	12,241,971	14,490,179	17,273,524
Shares outstanding, end of year or period	27,719,125	28,171,823	11,808,164	13,095,721	14,135,931	14,490,179

Class P
Shares sold	9,215,042	413,520	-	-	336,993	4,419,938
Shares repurchased	(4,254,935)	(25,036,574)	-	-	(4,883,976)	(5,793,613)
Net increase (decrease)	4,960,107	(24,623,054)	-	-	(4,546,983)	(1,373,675)
Shares outstanding, beginning of year or period	66,534,893	91,157,947	773	773	20,834,574	22,208,249
Shares outstanding, end of year or period	71,495,000	66,534,893	773	773	16,287,591	20,834,574

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2016	Year/Period Ended December 31, 2015	Period Ended June 30, 2016	Year/Period Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015
	Technology Portfolio		Absolute Return Portfolio (1)		Currency Strategies Portfolio
Class I
Shares sold	1,270,985	4,111,716	93,784	70,338	289,324	161,328
Share repurchased	(1,999,802)	(2,506,347)	(21,314)	(19,208)	(220,637)	(216,575)
Net increase (decrease)	(728,817)	1,605,369	72,470	51,130	68,687	(55,247)
Shares outstanding, beginning of year or period	18,191,558	16,586,189	51,130	-	371,167	426,414
Shares outstanding, end of year or period	17,462,741	18,191,558	123,600	51,130	439,854	371,167

Class P
Shares sold	-	-	592,802	132,455,344	100,853	375,083
Shares repurchased	-	-	(30,105,233)	(8,751,327)	(17,905,395)	(43,929,555)
Net increase (decrease)	-	-	(29,512,431)	123,704,017	(17,804,542)	(43,554,472)
Shares outstanding, beginning of year or period	1,837	1,837	123,704,017	-	118,681,798	162,236,270
Shares outstanding, end of year or period	1,837	1,837	94,191,586	123,704,017	100,877,256	118,681,798

	Diversified Alternatives Portfolio (2)		Equity Long/Short Portfolio (1)		Global Absolute Return Portfolio
Class I
Shares sold	52,736	202,559	797,579	1,351,149	90,863	565,137
Share repurchased	(2,785)	(11)	(644,003)	(52,011)	(156,231)	(277,027)
Net increase (decrease)	49,951	202,548	153,576	1,299,138	(65,368)	288,110
Shares outstanding, beginning of year or period	202,548	-	1,299,138	-	1,309,819	1,021,709
Shares outstanding, end of year or period	252,499	202,548	1,452,714	1,299,138	1,244,451	1,309,819
Class P
Shares sold			225,137	138,161,592	242,537	2,353,767
Shares repurchased			(16,660,548)	(24,031,139)	(26,421,356)	(45,167,942)
Net increase (decrease)			(16,435,411)	114,130,453	(26,178,819)	(42,814,175)
Shares outstanding, beginning of year or period			114,130,453	-	103,236,834	146,051,009
Shares outstanding, end of year or period			97,695,042	114,130,453	77,058,015	103,236,834

	Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio
Class I
Shares sold	2,441,212	4,797,020	3,353,178	16,422,796	1,407,141	5,364,103
Share repurchased	(1,383,551)	(3,135,789)	(2,064,834)	(1,143,281)	(1,642,337)	(1,655,665)
Net increase (decrease)	1,057,661	1,661,231	1,288,344	15,279,515	(235,196)	3,708,438
Shares outstanding, beginning of year or period	34,458,739	32,797,508	113,041,418	97,761,903	34,035,701	30,327,263
Shares outstanding, end of year or period	35,516,400	34,458,739	114,329,762	113,041,418	33,800,505	34,035,701

	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio
Class I
Shares sold	12,106,243	8,511,536	996,624	5,025,122	1,091,469	2,772,013
Share repurchased	(14,653,753)	(35,326,652)	(21,202,923)	(45,542,580)	(62,996,560)	(161,243,454)
Net increase (decrease)	(2,547,510)	(26,815,116)	(21,206,299)	(40,517,458)	(61,905,091)	(158,471,441)
Shares outstanding, beginning of year or period	187,970,779	214,785,895	315,389,441	355,906,899	1,058,042,222	1,216,513,663
Shares outstanding, end of year or period	185,423,269	187,970,779	295,183,142	315,389,441	996,137,131	1,058,042,222

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016
	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio		PSF DFA Balanced Allocation Portfolio (3)
Class D
Shares sold					1,132,895
Shares repurchased					(5,570)
Net increase (decrease)					1,127,325
Shares outstanding, beginning of year or period					-
Shares outstanding, end of year or period					1,127,325
Class I
Shares sold	497,996	2,227,305	708,459	1,614,283
Share repurchased	(55,207,082)	(122,110,388)	(11,707,505)	(25,621,639)
Net increase (decrease)	(54,709,086)	(119,883,083)	(10,999,046)	(24,007,356)
Shares outstanding, beginning of year or period	858,182,383	978,065,466	183,060,787	207,068,143
Shares outstanding, end of year or period	803,473,297	858,182,383	172,061,741	183,060,787

(1)	Operations commenced on April 27, 2015.
(2)	Operations commenced on October 30, 2015.
(3)	Operations commenced on April 29, 2016.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2016 to June 30, 2016.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/16” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/16-06/30/16” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2016 to June 30, 2016.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your fund(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/16-06/30/16.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
Core Income
Actual
Class I	$1,000.00	$1,057.00	0.75%	$3.84
Class P	1,000.00	1,058.10	0.55%	2.81
Hypothetical
Class I	$1,000.00	$1,021.13	0.75%	$3.77
Class P	1,000.00	1,022.13	0.55%	2.77

Diversified Bond
Actual
Class I	$1,000.00	$1,059.80	0.64%	$3.28
Class P	1,000.00	1,060.90	0.44%	2.25
Hypothetical
Class I	$1,000.00	$1,021.68	0.64%	$3.22
Class P	1,000.00	1,022.68	0.44%	2.21

Floating Rate Income
Actual
Class I	$1,000.00	$1,032.00	0.91%	$4.60
Class P	1,000.00	1,033.10	0.71%	3.59
Hypothetical
Class I	$1,000.00	$1,020.34	0.91%	$4.57
Class P	1,000.00	1,021.33	0.71%	3.57

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
Floating Rate Loan
Actual
Class I	$1,000.00	$1,044.00	0.95%	$4.83
Class P	1,000.00	1,045.00	0.74%	3.76
Hypothetical
Class I	$1,000.00	$1,020.14	0.95%	$4.77
Class P	1,000.00	1,021.18	0.74%	3.72

High Yield Bond
Actual
Class I	$1,000.00	$1,070.60	0.64%	$3.29
Class P	1,000.00	1,071.60	0.44%	2.27
Hypothetical
Class I	$1,000.00	$1,021.68	0.64%	$3.22
Class P	1,000.00	1,022.68	0.44%	2.21

Inflation Managed
Actual
Class I	$1,000.00	$1,062.60	0.91%	$4.67
Class P	1,000.00	1,063.70	0.72%	3.69
Hypothetical
Class I	$1,000.00	$1,020.34	0.91%	$4.57
Class P	1,000.00	1,021.28	0.72%	3.62

See explanation of references on D-4

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
Inflation Strategy
Actual
Class I	$1,000.00	$1,043.90	0.65%	$3.30
Class P	1,000.00	1,044.90	0.45%	2.29
Hypothetical
Class I	$1,000.00	$1,021.63	0.65%	$3.27
Class P	1,000.00	1,022.63	0.45%	2.26

Managed Bond
Actual
Class I	$1,000.00	$1,042.50	0.65%	$3.30
Class P	1,000.00	1,043.50	0.45%	2.29
Hypothetical
Class I	$1,000.00	$1,021.63	0.65%	$3.27
Class P	1,000.00	1,022.63	0.45%	2.26

Short Duration Bond
Actual
Class I	$1,000.00	$1,016.90	0.63%	$3.16
Class P	1,000.00	1,017.90	0.44%	2.21
Hypothetical
Class I	$1,000.00	$1,021.73	0.63%	$3.17
Class P	1,000.00	1,022.68	0.44%	2.21

Emerging Markets Debt
Actual
Class I	$1,000.00	$1,144.20	1.05%	$5.60
Class P	1,000.00	1,145.40	0.84%	4.48
Hypothetical
Class I	$1,000.00	$1,019.64	1.05%	$5.27
Class P	1,000.00	1,020.69	0.84%	4.22

Comstock
Actual
Class I	$1,000.00	$998.30	0.93%	$4.62
Class P	1,000.00	999.30	0.72%	3.58
Hypothetical
Class I	$1,000.00	$1,020.24	0.93%	$4.67
Class P	1,000.00	1,021.28	0.72%	3.62

Dividend Growth
Actual
Class I	$1,000.00	$1,067.80	0.89%	$4.58
Class P	1,000.00	1,068.80	0.70%	3.60
Hypothetical
Class I	$1,000.00	$1,020.44	0.89%	$4.47
Class P	1,000.00	1,021.38	0.70%	3.52

Equity Index
Actual
Class I	$1,000.00	$1,036.80	0.28%	$1.42
Class P	1,000.00	1,037.80	0.08%	0.41
Hypothetical
Class I	$1,000.00	$1,023.47	0.28%	$1.41
Class P	1,000.00	1,024.47	0.08%	0.40

Focused Growth
Actual
Class I	$1,000.00	$980.90	0.97%	$4.78
Class P	1,000.00	982.00	0.75%	3.70
Hypothetical
Class I	$1,000.00	$1,020.04	0.97%	$4.87
Class P	1,000.00	1,021.13	0.75%	3.77

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
Growth
Actual
Class I	$1,000.00	$999.30	0.78%	$3.88
Class P	1,000.00	1,000.20	0.58%	2.88
Hypothetical
Class I	$1,000.00	$1,020.98	0.78%	$3.92
Class P	1,000.00	1,021.98	0.58%	2.92

Large-Cap Growth
Actual
Class I	$1,000.00	$957.90	0.90%	$4.38
Class P	1,000.00	958.80	0.70%	3.41
Hypothetical
Class I	$1,000.00	$1,020.39	0.90%	$4.52
Class P	1,000.00	1,021.38	0.70%	3.52

Large-Cap Value
Actual
Class I	$1,000.00	$1,029.90	0.83%	$4.19
Class P	1,000.00	1,030.90	0.63%	3.18
Hypothetical
Class I	$1,000.00	$1,020.74	0.83%	$4.17
Class P	1,000.00	1,021.73	0.63%	3.17

Long/Short Large-Cap
Actual
Class I	$1,000.00	$981.40	2.19%	$10.79
Class P	1,000.00	982.30	1.98%	9.76
Hypothetical
Class I	$1,000.00	$1,013.97	2.19%	$10.97
Class P	1,000.00	1,015.02	1.98%	9.92

Main Street Core
Actual
Class I	$1,000.00	$1,047.00	0.68%	$3.46
Class P	1,000.00	1,048.00	0.48%	2.44
Hypothetical
Class I	$1,000.00	$1,021.48	0.68%	$3.42
Class P	1,000.00	1,022.48	0.48%	2.41

Mid-Cap Equity
Actual
Class I	$1,000.00	$1,051.70	0.88%	$4.49
Class P	1,000.00	1,052.70	0.68%	3.47
Hypothetical
Class I	$1,000.00	$1,020.49	0.88%	$4.42
Class P	1,000.00	1,021.48	0.68%	3.42

Mid-Cap Growth
Actual
Class I	$1,000.00	$1,020.60	0.89%	$4.47
Class P	1,000.00	1,021.60	0.69%	3.47
Hypothetical
Class I	$1,000.00	$1,020.44	0.89%	$4.47
Class P	1,000.00	1,021.43	0.69%	3.47

Mid-Cap Value
Actual
Class I	$1,000.00	$1,032.80	0.92%	$4.65
Class P	1,000.00	1,033.90	0.73%	3.69
Hypothetical
Class I	$1,000.00	$1,020.29	0.92%	$4.62
Class P	1,000.00	1,021.23	0.73%	3.67

See explanation of references on D-4

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
Small-Cap Equity
Actual
Class I	$1,000.00	$1,087.40	0.89%	$4.62
Class P	1,000.00	1,088.40	0.69%	3.58
Hypothetical
Class I	$1,000.00	$1,020.44	0.89%	$4.47
Class P	1,000.00	1,021.43	0.69%	3.47

Small-Cap Growth
Actual
Class I	$1,000.00	$917.40	0.84%	$4.00
Class P	1,000.00	918.30	0.64%	3.05
Hypothetical
Class I	$1,000.00	$1,020.69	0.84%	$4.22
Class P	1,000.00	1,021.68	0.64%	3.22

Small-Cap Index
Actual
Class I	$1,000.00	$1,019.70	0.53%	$2.66
Class P	1,000.00	1,020.70	0.33%	1.66
Hypothetical
Class I	$1,000.00	$1,022.23	0.53%	$2.66
Class P	1,000.00	1,023.22	0.33%	1.66

Small-Cap Value
Actual
Class I	$1,000.00	$1,044.70	0.99%	$5.03
Class P	1,000.00	1,045.70	0.79%	4.02
Hypothetical
Class I	$1,000.00	$1,019.94	0.99%	$4.97
Class P	1,000.00	1,020.93	0.79%	3.97

Value Advantage
Actual
Class I	$1,000.00	$1,028.90	0.89%	$4.49
Class P	1,000.00	1,029.90	0.69%	3.48
Hypothetical
Class I	$1,000.00	$1,020.44	0.89%	$4.47
Class P	1,000.00	1,021.43	0.69%	3.47

Emerging Markets
Actual
Class I	$1,000.00	$1,032.00	1.07%	$5.41
Class P	1,000.00	1,033.10	0.87%	4.40
Hypothetical
Class I	$1,000.00	$1,019.54	1.07%	$5.37
Class P	1,000.00	1,020.54	0.87%	4.37

International Large-Cap
Actual
Class I	$1,000.00	$961.50	1.00%	$4.88
Class P	1,000.00	962.50	0.80%	3.90
Hypothetical
Class I	$1,000.00	$1,019.89	1.00%	$5.02
Class P	1,000.00	1,020.89	0.80%	4.02

International Small-Cap
Actual
Class I	$1,000.00	$987.80	1.07%	$5.29
Class P	1,000.00	988.80	0.87%	4.30
Hypothetical
Class I	$1,000.00	$1,019.54	1.07%	$5.37
Class P	1,000.00	1,020.54	0.87%	4.37

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
International Value
Actual
Class I	$1,000.00	$930.30	0.90%	$4.32
Class P	1,000.00	931.20	0.70%	3.36
Hypothetical
Class I	$1,000.00	$1,020.39	0.90%	$4.52
Class P	1,000.00	1,021.38	0.70%	3.52

Health Sciences
Actual
Class I	$1,000.00	$968.00	1.13%	$5.53
Class P	1,000.00	969.00	0.92%	4.50
Hypothetical
Class I	$1,000.00	$1,019.24	1.13%	$5.67
Class P	1,000.00	1,020.29	0.92%	4.62

Real Estate
Actual
Class I	$1,000.00	$1,102.90	1.06%	$5.54
Class P	1,000.00	1,104.00	0.86%	4.50
Hypothetical
Class I	$1,000.00	$1,019.59	1.06%	$5.32
Class P	1,000.00	1,020.59	0.86%	4.32

Technology
Actual
Class I	$1,000.00	$905.40	1.15%	$5.45
Class P	1,000.00	906.30	0.93%	4.41
Hypothetical
Class I	$1,000.00	$1,019.14	1.15%	$5.77
Class P	1,000.00	1,020.24	0.93%	4.67

Absolute Return
Actual
Class I	$1,000.00	$972.60	1.07%	$5.25
Class P	1,000.00	973.50	0.87%	4.27
Hypothetical
Class I	$1,000.00	$1,019.54	1.07%	$5.37
Class P	1,000.00	1,020.54	0.87%	4.37

Currency Strategies
Actual
Class I	$1,000.00	$1,057.50	0.90%	$4.60
Class P	1,000.00	1,058.50	0.70%	3.58
Hypothetical
Class I	$1,000.00	$1,020.39	0.90%	$4.52
Class P	1,000.00	1,021.38	0.70%	3.52

Diversified Alternatives (2)
Actual
Class I	$1,000.00	$1,032.40	0.50%	$2.53
Hypothetical
Class I	$1,000.00	$1,022.38	0.50%	$2.51

Equity Long /Short
Actual
Class I	$1,000.00	$1,010.60	1.25%	$6.25
Class P	1,000.00	1,011.60	1.05%	5.25
Hypothetical
Class I	$1,000.00	$1,018.65	1.25%	$6.27
Class P	1,000.00	1,019.64	1.05%	5.27

See explanation of references on D-4

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
Global Absolute Return
Actual
Class I	$1,000.00	$1,020.50	1.14%	$5.73
Class P	1,000.00	1,021.50	0.94%	4.72
Hypothetical
Class I	$1,000.00	$1,019.19	1.14%	$5.72
Class P	1,000.00	1,020.19	0.94%	4.72

Pacific Dynamix – Conservative Growth (2)
Actual
Class I	$1,000.00	$1,040.60	0.38%	$1.93
Hypothetical
Class I	$1,000.00	$1,022.97	0.38%	$1.91

Pacific Dynamix – Moderate Growth (2)
Actual
Class I	$1,000.00	$1,035.50	0.37%	$1.87
Hypothetical
Class I	$1,000.00	$1,023.02	0.37%	$1.86

Pacific Dynamix – Growth (2)
Actual
Class I	$1,000.00	$1,030.70	0.37%	$1.87
Hypothetical
Class I	$1,000.00	$1,023.02	0.37%	$1.86

Portfolio Optimization Conservative (2)
Actual
Class I	$1,000.00	$1,036.20	0.32%	$1.62
Hypothetical
Class I	$1,000.00	$1,023.27	0.32%	$1.61

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
Portfolio Optimization Moderate-Conservative (2)
Actual
Class I	$1,000.00	$1,029.50	0.32%	$1.61
Hypothetical
Class I	$1,000.00	$1,023.27	0.32%	$1.61

Portfolio Optimization Moderate (2)
Actual
Class I	$1,000.00	$1,027.70	0.32%	$1.61
Hypothetical
Class I	$1,000.00	$1,023.27	0.32%	$1.61

Portfolio Optimization Growth (2)
Actual
Class I	$1,000.00	$1,021.80	0.32%	$1.61
Hypothetical
Class I	$1,000.00	$1,023.27	0.32%	$1.61

Portfolio Optimization Aggressive-Growth (2)
Actual
Class I	$1,000.00	$1,015.90	0.32%	$1.60
Hypothetical
Class I	$1,000.00	$1,023.27	0.32%	$1.61

PSF DFA Balanced Allocation (2), (3)
Actual
Class D	$1,000.00	$1,008.10	0.55%	$0.95
Hypothetical
Class D	$1,000.00	$1,022.13	0.55%	$2.77

(1)	Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 days.
(2)	The annualized expense ratios for the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective Underlying Funds (see Note 1 in Notes to Financial Statements) in which these Funds invest.
(3)	The PSF DFA Balanced Allocation Portfolio commenced operations on April 29, 2016. The actual fund return and expenses paid by the Fund was for the period from April 29, 2016 to June 30, 2016 instead of the six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages the Core Income, High Yield Bond and Floating Rate Income Portfolios (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”); the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Portfolios”); the Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (the “Pacific Dynamix Portfolios”); the Diversified Alternatives Portfolio and the PSF DFA Balanced Allocation Portfolio. For all other Funds, PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 9, 2015.1 The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of the Advisory Agreement for a new Fund, as described in further detail below.

The Trustees’ determinations described below were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Advisory Agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Advisory Agreement, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the Investment Advisory Agreement for a New Fund

At an in-person meeting on March 23, 2016, the Board, including all the Independent Trustees, approved the establishment and designation of a newly-organized Fund of the Trust, the PSF DFA Balanced Allocation Portfolio, effective on or about May 1, 2016. In connection with this approval, the Board also approved, effective on or about May 1, 2016, the Advisory Agreement with PLFA with respect to the new Fund.

In evaluating the Advisory Agreement for the PSF DFA Balanced Allocation Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

    A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the depth and quality of PLFA’s investment management process, including its experience managing asset allocation funds-of-funds; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Fund in light of the nature, extent, and quality of services expected to be provided. The Trustees noted that PLFA serves as adviser to each Fund of the Trust and directly manages the Portfolio Optimization Portfolios, Pacific Dynamix Portfolios and Diversified Alternatives Portfolio, each a series of the Trust, and the Pacific Funds Portfolio Optimization Funds and Pacific Funds Diversified Alternatives, each a series of Pacific Funds Series Trust, all of which are asset allocation fund-of-funds, and provides asset allocation services to other accounts.

The Trustees considered the ability of PLFA to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of PLFA, including the background and experience of PLFA’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Fund, including assistance with security valuation, risk management analysis, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust. The Trustees noted that

1 At the December 9th meeting, the Board did not consider the continuance of the Advisory Agreement relating to the Diversified Alternatives, Core Income, Absolute Return and Equity Long/Short Portfolios and the Sub-Advisory Agreements relating to the Mid-Cap Value, Absolute Return and Equity Long/Short Portfolios, as those agreements were not up for renewal at that time.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

(Unaudited)

PLFA would monitor numerous investment, performance and compliance metrics for the Fund over daily, weekly, monthly, quarterly and annual periods. In addition, the Trustees considered that they had previously reviewed and approved the written compliance policies and procedures of PLFA. The Trustees also considered that the Trust’s Chief Compliance Officer had previously provided an assessment of PLFA’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management, compliance and monitoring services anticipated to be provided to the Fund by PLFA under the Fund’s Advisory Agreement.

    B. Performance

The Trustees considered PLFA’s experience directly managing funds and its qualifications to manage the Fund’s day-to-day investment activities. Because this consideration related to a newly-organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by PLFA for the Fund and PLFA’s experience managing asset allocation funds-of-funds and other accounts, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the Fund’s Advisory Agreement, including the factors described below.

The Trustees considered that the Fund would invest in various third-party mutual funds and variable insurance trusts (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (“DFA”). The Trustees considered information about the hypothetical performance of the Fund based on historical returns of the initially proposed mix of Underlying Funds (the “Hypothetical Performance”). The Trustees considered the Hypothetical Performance against a pertinent benchmark and an applicable peer group for the one-, three- and five-year periods as of December 31, 2015, and for the previous five calendar years. Additionally, the Trustees considered the standard deviation and information ratio of the Hypothetical Performance during certain periods.

The Trustees considered additional information about the historical performance of each of the initially proposed Underlying Funds against a pertinent benchmark and an applicable peer group for the one-, three-, five- and ten-year periods as of December 31, 2015.

The Board determined that the performance records of PLFA and the Underlying Funds were acceptable.

    C. Advisory Fees

The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Fund. The Trustees reviewed the estimated net expense ratio of the Fund compared with the average net expense ratios of other funds in an applicable peer group. The Trustees considered that the Fund’s net expense ratio was below industry averages for similar investment products based on the data presented to the Board. The Board concluded that the compensation payable to PLFA under the Advisory Agreement is fair and reasonable.

    D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Fund and information regarding the anticipated projected profitability of the proposed Fund to PLFA.

The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA. Additionally, the Trustees reviewed projected profitability information with respect to the profit or loss to PLFA from the Advisory Agreement. The Trustees also reviewed the revenues and other benefits that are expected to be derived by PLFA from the Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Fund as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund.

The Board concluded that the Fund’s fee structure reflected in the Advisory Agreement is fair and reasonable.

    E. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by PLFA and its affiliates as a result of their relationship with the Fund, including fees for administrative services and reimbursement at an approximate cost basis for certain support services, and commissions that may be paid to broker-dealers affiliated with PLFA and the anticipated use of soft-dollars by PLFA. In this regard, the Trustees noted that PLFA represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by PLFA from its relationship with the Fund and that such benefits were consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life.

    F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS

(Unaudited)

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders. Shareholders of record on April 12, 2016 representing 3,413,888,713.30 shares of the Trust and its Funds were notified that a Special Meeting of Shareholders (the “Meeting”) would be held at the offices of the Trust on June 20, 2016. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of each matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:

Proposal #1 for all Funds of Pacific Select Fund:

To elect three nominees to the Trust’s Board of Trustees

	Votes For		Votes Withheld		Voted Shares

	Number	Percent*	Number	Percent*	Number
Gale K. Caruso	3,294,590,051	96.51%	119,298,662	3.49%	3,413,888,713
Paul A. Keller	3,289,979,673	96.37%	123,909,041	3.63%	3,413,888,713
James T. Morris	3,293,381,754	96.47%	120,506,960	3.53%	3,413,888,713

Proposal #2 for all Funds of Pacific Select Fund:

To approve the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,716	99.49%	-	0.00%	524	0.51%	103,240
Comstock Portfolio	20,967,657	95.63%	610,782	2.79%	348,102	1.59%	21,926,541
Core Income Portfolio	454,500	99.89%	492	0.11%	-	0.00%	454,992
Currency Strategies Portfolio	462,785	95.50%	5,929	1.22%	15,885	3.28%	484,599
Diversified Bond Portfolio	27,226,546	96.90%	424,830	1.51%	447,272	1.59%	28,098,648
Dividend Growth Portfolio	20,135,507	96.30%	352,812	1.69%	420,200	2.01%	20,908,520
Emerging Markets Debt Portfolio	1,805,227	98.43%	11,478	0.63%	17,303	0.94%	1,834,008
Emerging Markets Portfolio	23,193,790	95.02%	823,179	3.37%	391,656	1.60%	24,408,625
Equity Index Portfolio	31,321,669	95.67%	951,108	2.91%	465,331	1.42%	32,738,108
Equity Long/Short Portfolio	1,280,673	97.47%	22,437	1.71%	10,867	0.83%	1,313,977
Floating Rate Income Portfolio	3,741,116	95.08%	61,462	1.56%	131,925	3.35%	3,934,504
Floating Rate Loan Portfolio	19,752,501	97.24%	187,030	0.92%	374,657	1.84%	20,314,188
Focused Growth Portfolio	6,894,299	93.37%	327,509	4.44%	162,229	2.20%	7,384,037
Global Absolute Return Portfolio	1,256,126	99.12%	7,055	0.56%	4,127	0.33%	1,267,308
Growth Portfolio	21,552,279	95.21%	423,083	1.87%	660,641	2.92%	22,636,002
Health Sciences Portfolio	11,444,235	94.29%	402,186	3.31%	291,263	2.40%	12,137,683
High Yield Bond Portfolio	44,256,061	96.35%	1,058,433	2.30%	620,187	1.35%	45,934,681
Inflation Managed Portfolio	35,985,214	96.41%	516,856	1.38%	823,375	2.21%	37,325,445
Inflation Strategy Portfolio	1,908,158	95.30%	72,809	3.64%	21,254	1.06%	2,002,221
International Large-Cap Portfolio	62,503,823	95.34%	2,071,434	3.16%	980,338	1.50%	65,555,595
International Small-Cap Portfolio	8,236,871	96.55%	134,005	1.57%	160,108	1.88%	8,530,984
International Value Portfolio	27,076,224	96.49%	457,408	1.63%	528,828	1.88%	28,062,461
Large-Cap Growth Portfolio	22,823,311	96.07%	503,099	2.12%	429,678	1.81%	23,756,088
Large-Cap Value Portfolio	20,577,496	97.20%	377,579	1.78%	215,321	1.02%	21,170,396
Long/Short Large-Cap Portfolio	4,932,346	94.48%	166,274	3.19%	121,900	2.34%	5,220,520
Main Street® Core Portfolio	17,279,461	96.24%	254,356	1.42%	421,356	2.35%	17,955,173
Managed Bond Portfolio	71,826,628	94.58%	1,989,090	2.62%	2,123,927	2.80%	75,939,645
Mid-Cap Equity Portfolio	19,368,391	95.98%	449,169	2.23%	362,642	1.80%	20,180,202
Mid-Cap Growth Portfolio	23,652,548	95.29%	623,044	2.51%	547,045	2.20%	24,822,637
Mid-Cap Value Portfolio	6,111,136	95.12%	142,436	2.22%	170,765	2.66%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	32,057,853	92.61%	1,019,315	2.94%	1,538,284	4.44%	34,615,452
Pacific Dynamix - Growth Portfolio	32,493,380	95.24%	815,472	2.39%	807,599	2.37%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	105,058,648	92.46%	3,691,358	3.25%	4,878,633	4.29%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	164,524,789	92.67%	6,686,181	3.77%	6,335,588	3.57%	177,546,559
Portfolio Optimization Conservative Portfolio	171,907,954	91.08%	7,008,047	3.71%	9,831,391	5.21%	188,747,391
Portfolio Optimization Growth Portfolio	767,390,159	92.75%	25,213,036	3.05%	34,753,683	4.20%	827,356,877
Portfolio Optimization Moderate Portfolio	957,174,860	93.50%	28,946,613	2.83%	37,644,769	3.68%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	287,805,113	94.79%	6,729,352	2.22%	9,079,729	2.99%	303,614,194
Real Estate Portfolio	13,768,402	96.42%	358,734	2.51%	152,486	1.07%	14,279,622
Short Duration Bond Portfolio	41,865,410	95.25%	779,615	1.77%	1,307,654	2.98%	43,952,680
Small-Cap Equity Portfolio	3,491,638	96.18%	107,112	2.95%	31,482	0.87%	3,630,232
Small-Cap Growth Portfolio	10,366,002	96.15%	243,424	2.26%	171,440	1.59%	10,780,866
Small-Cap Index Portfolio	22,309,353	96.39%	629,634	2.72%	207,001	0.89%	23,145,988
Small-Cap Value Portfolio	11,599,079	95.28%	372,030	3.06%	202,408	1.66%	12,173,517
Technology Portfolio	17,642,192	96.15%	359,514	1.96%	347,664	1.89%	18,349,370
Value Advantage Portfolio	1,223,784	90.03%	5,439	0.40%	130,048	9.57%	1,359,271

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS (Continued)

(Unaudited)

Proposal 3 for all Funds of Pacific Select Fund

To approve updated fundamental investment policies for the Trust regarding:

3a. Borrowing money

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,238	99.03%	478	0.46%	524	0.51%	103,240
Comstock Portfolio	20,896,851	95.30%	615,892	2.81%	413,798	1.89%	21,926,541
Core Income Portfolio	443,058	97.38%	492	0.11%	11,442	2.51%	454,992
Currency Strategies Portfolio	461,575	95.25%	4,810	0.99%	18,214	3.76%	484,599
Diversified Bond Portfolio	26,718,717	95.09%	605,018	2.15%	774,913	2.76%	28,098,648
Dividend Growth Portfolio	19,643,485	93.95%	660,633	3.16%	604,401	2.89%	20,908,520
Emerging Markets Debt Portfolio	1,779,754	97.04%	23,061	1.26%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	22,931,387	93.95%	1,063,927	4.36%	413,310	1.69%	24,408,625
Equity Index Portfolio	30,316,256	92.60%	1,819,305	5.56%	602,547	1.84%	32,738,108
Equity Long/Short Portfolio	1,253,140	95.37%	39,457	3.00%	21,380	1.63%	1,313,977
Floating Rate Income Portfolio	3,623,573	92.10%	138,891	3.53%	172,039	4.37%	3,934,504
Floating Rate Loan Portfolio	19,578,903	96.38%	333,840	1.64%	401,446	1.98%	20,314,188
Focused Growth Portfolio	6,655,089	90.13%	411,585	5.57%	317,363	4.30%	7,384,037
Global Absolute Return Portfolio	1,221,191	96.36%	35,833	2.83%	10,284	0.81%	1,267,308
Growth Portfolio	21,339,502	94.27%	675,401	2.98%	621,100	2.74%	22,636,002
Health Sciences Portfolio	11,312,732	93.20%	477,661	3.94%	347,291	2.86%	12,137,683
High Yield Bond Portfolio	42,984,850	93.58%	2,023,077	4.40%	926,754	2.02%	45,934,681
Inflation Managed Portfolio	35,593,491	95.36%	918,617	2.46%	813,336	2.18%	37,325,445
Inflation Strategy Portfolio	1,788,523	89.33%	123,035	6.14%	90,662	4.53%	2,002,221
International Large-Cap Portfolio	61,347,645	93.58%	3,047,032	4.65%	1,160,918	1.77%	65,555,595
International Small-Cap Portfolio	8,113,692	95.11%	236,464	2.77%	180,828	2.12%	8,530,984
International Value Portfolio	26,645,108	94.95%	794,160	2.83%	623,193	2.22%	28,062,461
Large-Cap Growth Portfolio	22,642,468	95.31%	711,187	2.99%	402,433	1.69%	23,756,088
Large-Cap Value Portfolio	20,180,810	95.33%	599,738	2.83%	389,848	1.84%	21,170,396
Long/Short Large-Cap Portfolio	4,821,327	92.35%	273,242	5.23%	125,951	2.41%	5,220,520
Main Street® Core Portfolio	16,903,111	94.14%	546,434	3.04%	505,628	2.82%	17,955,173
Managed Bond Portfolio	71,116,675	93.65%	2,664,263	3.51%	2,158,707	2.84%	75,939,645
Mid-Cap Equity Portfolio	19,003,842	94.17%	761,257	3.77%	415,103	2.06%	20,180,202
Mid-Cap Growth Portfolio	23,270,346	93.75%	887,397	3.57%	664,894	2.68%	24,822,637
Mid-Cap Value Portfolio	6,101,852	94.98%	153,416	2.39%	169,069	2.63%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	31,714,835	91.62%	1,489,471	4.30%	1,411,146	4.08%	34,615,452
Pacific Dynamix - Growth Portfolio	31,906,988	93.52%	1,129,892	3.31%	1,079,572	3.16%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	102,698,194	90.38%	4,959,537	4.36%	5,970,907	5.25%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	161,966,659	91.22%	9,632,690	5.43%	5,947,210	3.35%	177,546,559
Portfolio Optimization Conservative Portfolio	168,538,349	89.29%	10,419,877	5.52%	9,789,166	5.19%	188,747,391
Portfolio Optimization Growth Portfolio	748,067,142	90.42%	43,672,377	5.28%	35,617,358	4.30%	827,356,877
Portfolio Optimization Moderate Portfolio	942,101,237	92.02%	44,604,076	4.36%	37,060,929	3.62%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	284,066,695	93.56%	10,280,077	3.39%	9,267,422	3.05%	303,614,194
Real Estate Portfolio	13,641,149	95.53%	417,200	2.92%	221,272	1.55%	14,279,622
Short Duration Bond Portfolio	41,083,796	93.47%	1,269,651	2.89%	1,599,233	3.64%	43,952,680
Small-Cap Equity Portfolio	3,427,284	94.41%	148,062	4.08%	54,886	1.51%	3,630,232
Small-Cap Growth Portfolio	10,164,657	94.28%	353,630	3.28%	262,579	2.44%	10,780,866
Small-Cap Index Portfolio	21,840,411	94.36%	1,073,527	4.64%	232,050	1.00%	23,145,988
Small-Cap Value Portfolio	11,488,097	94.37%	457,447	3.76%	227,974	1.87%	12,173,517
Technology Portfolio	17,066,938	93.01%	720,927	3.93%	561,504	3.06%	18,349,370
Value Advantage Portfolio	1,183,955	87.10%	28,497	2.10%	146,819	10.80%	1,359,271

3b. Issuing Senior Securities

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,238	99.03%	478	0.46%	524	0.51%	103,240
Comstock Portfolio	20,806,959	94.89%	728,967	3.32%	390,615	1.78%	21,926,541
Core Income Portfolio	443,058	97.38%	492	0.11%	11,442	2.51%	454,992
Currency Strategies Portfolio	461,575	95.25%	4,810	0.99%	18,214	3.76%	484,599
Diversified Bond Portfolio	26,898,105	95.73%	351,919	1.25%	848,624	3.02%	28,098,648
Dividend Growth Portfolio	19,721,589	94.32%	626,940	3.00%	559,990	2.68%	20,908,520
Emerging Markets Debt Portfolio	1,793,107	97.77%	9,707	0.53%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	22,930,823	93.95%	1,066,092	4.37%	411,711	1.69%	24,408,625
Equity Index Portfolio	30,285,308	92.51%	1,853,643	5.66%	599,157	1.83%	32,738,108
Equity Long/Short Portfolio	1,275,564	97.08%	17,033	1.30%	21,380	1.63%	1,313,977
Floating Rate Income Portfolio	3,703,268	94.12%	57,637	1.46%	173,599	4.41%	3,934,504

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS (Continued)

(Unaudited)

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Floating Rate Loan Portfolio	19,633,105	96.65%	279,638	1.38%	401,446	1.98%	20,314,188
Focused Growth Portfolio	6,659,895	90.19%	408,830	5.54%	315,312	4.27%	7,384,037
Global Absolute Return Portfolio	1,225,568	96.71%	31,456	2.48%	10,284	0.81%	1,267,308
Growth Portfolio	21,380,370	94.45%	639,105	2.82%	616,527	2.72%	22,636,002
Health Sciences Portfolio	11,331,963	93.36%	443,112	3.65%	362,608	2.99%	12,137,683
High Yield Bond Portfolio	43,710,390	95.16%	1,135,036	2.47%	1,089,255	2.37%	45,934,681
Inflation Managed Portfolio	35,708,369	95.67%	803,739	2.15%	813,336	2.18%	37,325,445
Inflation Strategy Portfolio	1,829,225	91.36%	82,333	4.11%	90,662	4.53%	2,002,221
International Large-Cap Portfolio	61,201,960	93.36%	3,171,733	4.84%	1,181,902	1.80%	65,555,595
International Small-Cap Portfolio	8,195,679	96.07%	154,477	1.81%	180,828	2.12%	8,530,984
International Value Portfolio	26,760,765	95.36%	667,134	2.38%	634,561	2.26%	28,062,461
Large-Cap Growth Portfolio	22,754,452	95.78%	579,525	2.44%	422,111	1.78%	23,756,088
Large-Cap Value Portfolio	20,297,290	95.88%	480,705	2.27%	392,400	1.85%	21,170,396
Long/Short Large-Cap Portfolio	4,874,323	93.37%	220,246	4.22%	125,951	2.41%	5,220,520
Main Street® Core Portfolio	17,003,362	94.70%	448,418	2.50%	503,393	2.80%	17,955,173
Managed Bond Portfolio	71,036,829	93.54%	2,610,053	3.44%	2,292,763	3.02%	75,939,645
Mid-Cap Equity Portfolio	19,121,927	94.76%	630,563	3.12%	427,713	2.12%	20,180,202
Mid-Cap Growth Portfolio	23,425,056	94.37%	758,464	3.06%	639,117	2.57%	24,822,637
Mid-Cap Value Portfolio	6,102,490	94.99%	152,778	2.38%	169,069	2.63%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	31,814,478	91.91%	1,357,411	3.92%	1,443,563	4.17%	34,615,452
Pacific Dynamix - Growth Portfolio	32,197,570	94.38%	1,017,387	2.98%	901,495	2.64%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	103,610,860	91.18%	3,744,718	3.30%	6,273,061	5.52%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	164,141,113	92.45%	7,177,938	4.04%	6,227,508	3.51%	177,546,559
Portfolio Optimization Conservative Portfolio	171,654,056	90.94%	7,043,754	3.73%	10,049,582	5.32%	188,747,391
Portfolio Optimization Growth Portfolio	758,484,745	91.68%	31,488,540	3.81%	37,383,592	4.52%	827,356,877
Portfolio Optimization Moderate Portfolio	954,044,984	93.19%	32,809,845	3.20%	36,911,413	3.61%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	288,456,364	95.01%	5,696,402	1.88%	9,461,428	3.12%	303,614,194
Real Estate Portfolio	13,604,359	95.27%	451,677	3.16%	223,585	1.57%	14,279,622
Short Duration Bond Portfolio	41,291,723	93.95%	1,073,964	2.44%	1,586,993	3.61%	43,952,680
Small-Cap Equity Portfolio	3,436,896	94.67%	138,450	3.81%	54,886	1.51%	3,630,232
Small-Cap Growth Portfolio	10,220,475	94.80%	305,037	2.83%	255,354	2.37%	10,780,866
Small-Cap Index Portfolio	21,915,586	94.68%	998,745	4.31%	231,657	1.00%	23,145,988
Small-Cap Value Portfolio	11,472,047	94.24%	473,496	3.89%	227,974	1.87%	12,173,517
Technology Portfolio	17,344,047	94.52%	433,901	2.36%	571,422	3.11%	18,349,370
Value Advantage Portfolio	1,192,182	87.71%	20,270	1.49%	146,819	10.80%	1,359,271
3c. Underwriting Securities of Other Issuers

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,238	99.03%	478	0.46%	524	0.51%	103,240
Comstock Portfolio	20,779,326	94.77%	746,906	3.41%	400,309	1.83%	21,926,541
Core Income Portfolio	443,058	97.38%	492	0.11%	11,442	2.51%	454,992
Currency Strategies Portfolio	461,575	95.25%	4,810	0.99%	18,214	3.76%	484,599
Diversified Bond Portfolio	26,849,095	95.55%	491,835	1.75%	757,718	2.70%	28,098,648
Dividend Growth Portfolio	19,643,740	93.95%	739,976	3.54%	524,804	2.51%	20,908,520
Emerging Markets Debt Portfolio	1,779,754	97.04%	23,061	1.26%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	22,887,215	93.77%	1,109,628	4.55%	411,783	1.69%	24,408,625
Equity Index Portfolio	30,310,873	92.59%	1,836,101	5.61%	591,134	1.81%	32,738,108
Equity Long/Short Portfolio	1,253,140	95.37%	39,457	3.00%	21,380	1.63%	1,313,977
Floating Rate Income Portfolio	3,620,320	92.01%	142,144	3.61%	172,039	4.37%	3,934,504
Floating Rate Loan Portfolio	19,516,238	96.07%	399,281	1.97%	398,669	1.96%	20,314,188
Focused Growth Portfolio	6,662,919	90.23%	405,806	5.50%	315,312	4.27%	7,384,037
Global Absolute Return Portfolio	1,221,191	96.36%	35,833	2.83%	10,284	0.81%	1,267,308
Growth Portfolio	21,347,284	94.31%	694,642	3.07%	594,076	2.62%	22,636,002
Health Sciences Portfolio	11,355,322	93.55%	428,143	3.53%	354,219	2.92%	12,137,683
High Yield Bond Portfolio	43,617,600	94.96%	1,390,327	3.03%	926,754	2.02%	45,934,681
Inflation Managed Portfolio	35,775,334	95.85%	730,928	1.96%	819,183	2.19%	37,325,445
Inflation Strategy Portfolio	1,829,225	91.36%	82,333	4.11%	90,662	4.53%	2,002,221
International Large-Cap Portfolio	61,098,858	93.20%	3,261,063	4.97%	1,195,674	1.82%	65,555,595
International Small-Cap Portfolio	8,141,095	95.43%	195,440	2.29%	194,449	2.28%	8,530,984
International Value Portfolio	26,695,050	95.13%	731,465	2.61%	635,946	2.27%	28,062,461
Large-Cap Growth Portfolio	22,649,023	95.34%	656,068	2.76%	450,997	1.90%	23,756,088
Large-Cap Value Portfolio	20,249,222	95.65%	531,941	2.51%	389,232	1.84%	21,170,396
Long/Short Large-Cap Portfolio	4,875,590	93.39%	218,979	4.19%	125,951	2.41%	5,220,520
Main Street® Core Portfolio	16,941,125	94.35%	495,437	2.76%	518,611	2.89%	17,955,173
Managed Bond Portfolio	70,656,663	93.04%	3,121,815	4.11%	2,161,167	2.85%	75,939,645

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS (Continued)

(Unaudited)

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Mid-Cap Equity Portfolio	19,091,430	94.60%	672,645	3.33%	416,127	2.06%	20,180,202
Mid-Cap Growth Portfolio	23,328,235	93.98%	835,063	3.36%	659,338	2.66%	24,822,637
Mid-Cap Value Portfolio	6,090,797	94.81%	165,116	2.57%	168,424	2.62%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	31,680,864	91.52%	1,575,032	4.55%	1,359,556	3.93%	34,615,452
Pacific Dynamix - Growth Portfolio	31,784,393	93.16%	1,358,346	3.98%	973,713	2.85%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	103,175,104	90.80%	5,490,726	4.83%	4,962,809	4.37%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	161,980,474	91.23%	9,615,765	5.42%	5,950,320	3.35%	177,546,559
Portfolio Optimization Conservative Portfolio	170,074,478	90.11%	8,567,137	4.54%	10,105,777	5.35%	188,747,391
Portfolio Optimization Growth Portfolio	747,953,938	90.40%	42,500,242	5.14%	36,902,698	4.46%	827,356,877
Portfolio Optimization Moderate Portfolio	941,558,380	91.97%	44,710,695	4.37%	37,497,167	3.66%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	285,078,428	93.89%	9,397,356	3.10%	9,138,410	3.01%	303,614,194
Real Estate Portfolio	13,577,084	95.08%	481,267	3.37%	221,271	1.55%	14,279,622
Short Duration Bond Portfolio	41,269,430	93.90%	1,136,414	2.59%	1,546,835	3.52%	43,952,680
Small-Cap Equity Portfolio	3,447,585	94.97%	128,784	3.55%	53,863	1.48%	3,630,232
Small-Cap Growth Portfolio	10,197,811	94.59%	323,869	3.00%	259,186	2.40%	10,780,866
Small-Cap Index Portfolio	21,809,606	94.23%	1,125,022	4.86%	211,360	0.91%	23,145,988
Small-Cap Value Portfolio	11,453,997	94.09%	487,576	4.01%	231,945	1.91%	12,173,517
Technology Portfolio	17,191,080	93.69%	595,636	3.25%	562,653	3.07%	18,349,370
Value Advantage Portfolio	1,199,180	88.22%	13,272	0.98%	146,819	10.80%	1,359,271

3d. Purchasing or Selling Real Estate

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,716	99.49%	-	0.00%	524	0.51%	103,240
Comstock Portfolio	20,843,232	95.06%	705,922	3.22%	377,387	1.72%	21,926,541
Core Income Portfolio	443,058	97.38%	492	0.11%	11,442	2.51%	454,992
Currency Strategies Portfolio	461,575	95.25%	4,810	0.99%	18,214	3.76%	484,599
Diversified Bond Portfolio	26,965,298	95.97%	416,702	1.48%	716,648	2.55%	28,098,648
Dividend Growth Portfolio	19,745,583	94.44%	590,299	2.82%	572,638	2.74%	20,908,520
Emerging Markets Debt Portfolio	1,794,491	97.85%	8,324	0.45%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	23,244,111	95.23%	743,696	3.05%	420,818	1.72%	24,408,625
Equity Index Portfolio	30,830,713	94.17%	1,313,246	4.01%	594,149	1.81%	32,738,108
Equity Long/Short Portfolio	1,287,138	97.96%	5,459	0.42%	21,380	1.63%	1,313,977
Floating Rate Income Portfolio	3,653,602	92.86%	108,862	2.77%	172,039	4.37%	3,934,504
Floating Rate Loan Portfolio	19,601,180	96.49%	314,339	1.55%	398,669	1.96%	20,314,188
Focused Growth Portfolio	6,663,938	90.25%	392,624	5.32%	327,474	4.43%	7,384,037
Global Absolute Return Portfolio	1,227,326	96.85%	29,699	2.34%	10,284	0.81%	1,267,308
Growth Portfolio	21,474,450	94.87%	594,277	2.63%	567,275	2.51%	22,636,002
Health Sciences Portfolio	11,397,032	93.90%	397,495	3.27%	343,156	2.83%	12,137,683
High Yield Bond Portfolio	43,567,547	94.85%	1,459,295	3.18%	907,839	1.98%	45,934,681
Inflation Managed Portfolio	35,907,468	96.20%	604,640	1.62%	813,336	2.18%	37,325,445
Inflation Strategy Portfolio	1,837,220	91.76%	74,339	3.71%	90,662	4.53%	2,002,221
International Large-Cap Portfolio	62,186,132	94.86%	2,170,375	3.31%	1,199,088	1.83%	65,555,595
International Small-Cap Portfolio	8,172,618	95.80%	175,353	2.06%	183,013	2.15%	8,530,984
International Value Portfolio	26,853,193	95.69%	574,258	2.05%	635,010	2.26%	28,062,461
Large-Cap Growth Portfolio	22,682,003	95.48%	610,186	2.57%	463,899	1.95%	23,756,088
Large-Cap Value Portfolio	20,310,879	95.94%	483,329	2.28%	376,188	1.78%	21,170,396
Long/Short Large-Cap Portfolio	4,830,803	92.53%	263,766	5.05%	125,951	2.41%	5,220,520
Main Street® Core Portfolio	17,045,717	94.93%	415,770	2.32%	493,686	2.75%	17,955,173
Managed Bond Portfolio	71,311,712	93.91%	2,398,231	3.16%	2,229,702	2.94%	75,939,645
Mid-Cap Equity Portfolio	19,234,921	95.32%	529,185	2.62%	416,096	2.06%	20,180,202
Mid-Cap Growth Portfolio	23,440,730	94.43%	728,479	2.93%	653,427	2.63%	24,822,637
Mid-Cap Value Portfolio	6,115,127	95.19%	141,290	2.20%	167,919	2.61%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	31,388,097	90.68%	1,867,799	5.40%	1,359,556	3.93%	34,615,452
Pacific Dynamix - Growth Portfolio	32,270,366	94.59%	986,613	2.89%	859,472	2.52%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	104,613,160	92.07%	4,148,311	3.65%	4,867,168	4.28%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	165,500,256	93.22%	6,472,273	3.65%	5,574,030	3.14%	177,546,559
Portfolio Optimization Conservative Portfolio	170,538,323	90.35%	8,466,984	4.49%	9,742,085	5.16%	188,747,391
Portfolio Optimization Growth Portfolio	761,283,238	92.01%	30,555,803	3.69%	35,517,836	4.29%	827,356,877
Portfolio Optimization Moderate Portfolio	952,150,003	93.00%	35,800,670	3.50%	35,815,568	3.50%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	287,211,157	94.60%	7,544,631	2.48%	8,858,407	2.92%	303,614,194
Real Estate Portfolio	13,629,217	95.45%	430,533	3.02%	219,871	1.54%	14,279,622
Short Duration Bond Portfolio	41,358,280	94.10%	1,108,152	2.52%	1,486,248	3.38%	43,952,680
Small-Cap Equity Portfolio	3,460,243	95.32%	116,126	3.20%	53,863	1.48%	3,630,232
Small-Cap Growth Portfolio	10,302,306	95.56%	226,452	2.10%	252,109	2.34%	10,780,866

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS (Continued)

(Unaudited)

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Small-Cap Index Portfolio	22,196,519	95.90%	719,103	3.11%	230,366	1.00%	23,145,988
Small-Cap Value Portfolio	11,511,423	94.56%	342,544	2.81%	319,551	2.62%	12,173,517
Technology Portfolio	17,339,221	94.49%	451,580	2.46%	558,568	3.04%	18,349,370
Value Advantage Portfolio	1,202,427	88.46%	10,026	0.74%	146,819	10.80%	1,359,271

3e. Purchasing or Selling Commodities

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,716	99.49%	-	0.00%	524	0.51%	103,240
Comstock Portfolio	20,812,658	94.92%	724,762	3.31%	389,121	1.77%	21,926,541
Core Income Portfolio	443,058	97.38%	492	0.11%	11,442	2.51%	454,992
Currency Strategies Portfolio	461,575	95.25%	4,810	0.99%	18,214	3.76%	484,599
Diversified Bond Portfolio	26,958,686	95.94%	451,546	1.61%	688,417	2.45%	28,098,648
Dividend Growth Portfolio	19,665,605	94.06%	728,518	3.48%	514,396	2.46%	20,908,520
Emerging Markets Debt Portfolio	1,786,722	97.42%	16,093	0.88%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	23,083,102	94.57%	905,312	3.71%	420,212	1.72%	24,408,625
Equity Index Portfolio	30,584,530	93.42%	1,549,258	4.73%	604,321	1.85%	32,738,108
Equity Long/Short Portfolio	1,264,714	96.25%	27,883	2.12%	21,380	1.63%	1,313,977
Floating Rate Income Portfolio	3,683,759	93.63%	78,706	2.00%	172,039	4.37%	3,934,504
Floating Rate Loan Portfolio	19,642,214	96.69%	273,304	1.35%	398,669	1.96%	20,314,188
Focused Growth Portfolio	6,656,454	90.15%	410,220	5.56%	317,363	4.30%	7,384,037
Global Absolute Return Portfolio	1,227,326	96.85%	29,699	2.34%	10,284	0.81%	1,267,308
Growth Portfolio	21,386,768	94.48%	634,810	2.80%	614,424	2.71%	22,636,002
Health Sciences Portfolio	11,369,062	93.67%	420,939	3.47%	347,682	2.86%	12,137,683
High Yield Bond Portfolio	43,239,232	94.13%	1,829,659	3.98%	865,790	1.88%	45,934,681
Inflation Managed Portfolio	35,813,493	95.95%	698,615	1.87%	813,336	2.18%	37,325,445
Inflation Strategy Portfolio	1,829,225	91.36%	82,333	4.11%	90,662	4.53%	2,002,221
International Large-Cap Portfolio	62,095,718	94.72%	2,283,075	3.48%	1,176,802	1.80%	65,555,595
International Small-Cap Portfolio	8,146,023	95.49%	198,579	2.33%	186,382	2.18%	8,530,984
International Value Portfolio	26,797,469	95.49%	645,666	2.30%	619,326	2.21%	28,062,461
Large-Cap Growth Portfolio	22,748,697	95.76%	552,007	2.32%	455,384	1.92%	23,756,088
Large-Cap Value Portfolio	20,317,865	95.97%	486,996	2.30%	365,535	1.73%	21,170,396
Long/Short Large-Cap Portfolio	4,824,857	92.42%	269,712	5.17%	125,951	2.41%	5,220,520
Main Street® Core Portfolio	17,008,873	94.73%	467,973	2.61%	478,326	2.66%	17,955,173
Managed Bond Portfolio	71,389,338	94.01%	2,411,208	3.18%	2,139,099	2.82%	75,939,645
Mid-Cap Equity Portfolio	19,181,298	95.05%	589,405	2.92%	409,499	2.03%	20,180,202
Mid-Cap Growth Portfolio	23,379,106	94.18%	795,565	3.20%	647,966	2.61%	24,822,637
Mid-Cap Value Portfolio	6,095,901	94.89%	155,672	2.42%	172,764	2.69%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	31,474,388	90.93%	1,781,508	5.15%	1,359,556	3.93%	34,615,452
Pacific Dynamix - Growth Portfolio	32,228,923	94.47%	990,334	2.90%	897,195	2.63%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	103,988,651	91.52%	4,510,652	3.97%	5,129,335	4.51%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	162,247,674	91.38%	9,489,760	5.34%	5,809,125	3.27%	177,546,559
Portfolio Optimization Conservative Portfolio	170,603,680	90.39%	8,413,853	4.46%	9,729,859	5.15%	188,747,391
Portfolio Optimization Growth Portfolio	756,510,355	91.44%	34,160,469	4.13%	36,686,053	4.43%	827,356,877
Portfolio Optimization Moderate Portfolio	947,856,083	92.59%	40,013,017	3.91%	35,897,142	3.51%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	286,875,479	94.49%	7,698,535	2.54%	9,040,180	2.98%	303,614,194
Real Estate Portfolio	13,592,456	95.19%	457,427	3.20%	229,739	1.61%	14,279,622
Short Duration Bond Portfolio	41,193,177	93.72%	1,150,612	2.62%	1,608,891	3.66%	43,952,680
Small-Cap Equity Portfolio	3,456,702	95.22%	119,666	3.30%	53,863	1.48%	3,630,232
Small-Cap Growth Portfolio	10,219,412	94.79%	310,567	2.88%	250,887	2.33%	10,780,866
Small-Cap Index Portfolio	22,106,648	95.51%	800,661	3.46%	238,679	1.03%	23,145,988
Small-Cap Value Portfolio	11,477,513	94.28%	468,030	3.84%	227,974	1.87%	12,173,517
Technology Portfolio	17,243,283	93.97%	547,518	2.98%	558,568	3.04%	18,349,370
Value Advantage Portfolio	1,201,879	88.42%	10,573	0.78%	146,819	10.80%	1,359,271

3f. Making Loans

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,716	99.49%	-	0.00%	524	0.51%	103,240
Comstock Portfolio	20,922,223	95.42%	610,950	2.79%	393,368	1.79%	21,926,541
Core Income Portfolio	443,058	97.38%	492	0.11%	11,442	2.51%	454,992
Currency Strategies Portfolio	461,575	95.25%	4,810	0.99%	18,214	3.76%	484,599

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS (Continued)

(Unaudited)

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Diversified Bond Portfolio	26,848,166	95.55%	454,593	1.62%	795,889	2.83%	28,098,648
Dividend Growth Portfolio	19,696,800	94.20%	622,374	2.98%	589,346	2.82%	20,908,520
Emerging Markets Debt Portfolio	1,779,754	97.04%	23,061	1.26%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	22,976,944	94.13%	1,019,499	4.18%	412,182	1.69%	24,408,625
Equity Index Portfolio	30,496,227	93.15%	1,637,311	5.00%	604,570	1.85%	32,738,108
Equity Long/Short Portfolio	1,264,714	96.25%	27,883	2.12%	21,380	1.63%	1,313,977
Floating Rate Income Portfolio	3,674,460	93.39%	77,534	1.97%	182,510	4.64%	3,934,504
Floating Rate Loan Portfolio	19,592,284	96.45%	323,235	1.59%	398,669	1.96%	20,314,188
Focused Growth Portfolio	6,668,137	90.30%	397,198	5.38%	318,702	4.32%	7,384,037
Global Absolute Return Portfolio	1,222,949	96.50%	34,076	2.69%	10,284	0.81%	1,267,308
Growth Portfolio	21,370,964	94.41%	667,943	2.95%	597,095	2.64%	22,636,002
Health Sciences Portfolio	11,366,854	93.65%	421,707	3.47%	349,123	2.88%	12,137,683
High Yield Bond Portfolio	42,934,104	93.47%	1,940,102	4.22%	1,060,475	2.31%	45,934,681
Inflation Managed Portfolio	35,677,223	95.58%	830,739	2.23%	817,483	2.19%	37,325,445
Inflation Strategy Portfolio	1,829,225	91.36%	82,333	4.11%	90,662	4.53%	2,002,221
International Large-Cap Portfolio	61,300,160	93.51%	3,062,973	4.67%	1,192,462	1.82%	65,555,595
International Small-Cap Portfolio	8,140,018	95.42%	194,332	2.28%	196,634	2.30%	8,530,984
International Value Portfolio	26,695,731	95.13%	708,450	2.52%	658,280	2.35%	28,062,461
Large-Cap Growth Portfolio	22,704,335	95.57%	607,533	2.56%	444,221	1.87%	23,756,088
Large-Cap Value Portfolio	20,252,752	95.67%	551,656	2.61%	365,988	1.73%	21,170,396
Long/Short Large-Cap Portfolio	4,829,536	92.51%	265,033	5.08%	125,951	2.41%	5,220,520
Main Street® Core Portfolio	16,953,582	94.42%	486,523	2.71%	515,069	2.87%	17,955,173
Managed Bond Portfolio	70,585,315	92.95%	3,197,775	4.21%	2,156,554	2.84%	75,939,645
Mid-Cap Equity Portfolio	19,049,454	94.40%	719,561	3.57%	411,187	2.04%	20,180,202
Mid-Cap Growth Portfolio	23,354,623	94.09%	805,653	3.25%	662,360	2.67%	24,822,637
Mid-Cap Value Portfolio	6,089,182	94.78%	164,153	2.56%	171,001	2.66%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	31,791,397	91.84%	1,425,106	4.12%	1,398,949	4.04%	34,615,452
Pacific Dynamix - Growth Portfolio	31,889,980	93.47%	1,280,383	3.75%	946,088	2.77%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	102,531,620	90.23%	5,014,529	4.41%	6,082,490	5.35%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	162,633,617	91.60%	8,875,088	5.00%	6,037,853	3.40%	177,546,559
Portfolio Optimization Conservative Portfolio	169,593,495	89.85%	9,845,242	5.22%	9,308,655	4.93%	188,747,391
Portfolio Optimization Growth Portfolio	751,867,964	90.88%	39,097,631	4.73%	36,391,282	4.40%	827,356,877
Portfolio Optimization Moderate Portfolio	946,278,727	92.43%	41,339,532	4.04%	36,147,982	3.53%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	285,895,696	94.16%	8,600,650	2.83%	9,117,849	3.00%	303,614,194
Real Estate Portfolio	13,613,363	95.33%	433,316	3.03%	232,942	1.63%	14,279,622
Short Duration Bond Portfolio	41,242,300	93.83%	1,133,960	2.58%	1,576,419	3.59%	43,952,680
Small-Cap Equity Portfolio	3,444,333	94.88%	132,036	3.64%	53,863	1.48%	3,630,232
Small-Cap Growth Portfolio	10,187,998	94.50%	328,203	3.04%	264,665	2.45%	10,780,866
Small-Cap Index Portfolio	21,849,338	94.40%	1,048,754	4.53%	247,896	1.07%	23,145,988
Small-Cap Value Portfolio	11,523,051	94.66%	327,492	2.69%	322,975	2.65%	12,173,517
Technology Portfolio	17,270,118	94.12%	510,766	2.78%	568,486	3.10%	18,349,370
Value Advantage Portfolio	1,199,180	88.22%	13,272	0.98%	146,819	10.80%	1,359,271

3g. Diversification

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,716	99.49%	-	0.00%	524	0.51%	103,240
Comstock Portfolio	21,041,339	95.96%	511,597	2.33%	373,605	1.70%	21,926,541
Core Income Portfolio	443,058	97.38%	492	0.11%	11,442	2.51%	454,992
Currency Strategies Portfolio	461,575	95.25%	4,810	0.99%	18,214	3.76%	484,599
Diversified Bond Portfolio	27,004,463	96.11%	400,750	1.43%	693,435	2.47%	28,098,648
Dividend Growth Portfolio	19,875,059	95.06%	491,895	2.35%	541,565	2.59%	20,908,520
Emerging Markets Debt Portfolio	1,795,326	97.89%	7,489	0.41%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	23,346,789	95.65%	647,178	2.65%	414,658	1.70%	24,408,625
Equity Index Portfolio	31,165,035	95.19%	998,634	3.05%	574,439	1.75%	32,738,108
Equity Long/Short Portfolio	1,287,138	97.96%	5,459	0.42%	21,380	1.63%	1,313,977
Floating Rate Income Portfolio	3,713,738	94.39%	12,698	0.32%	208,067	5.29%	3,934,504
Floating Rate Loan Portfolio	19,683,138	96.89%	232,381	1.14%	398,669	1.96%	20,314,188
Focused Growth Portfolio	6,677,993	90.44%	390,732	5.29%	315,312	4.27%	7,384,037
Global Absolute Return Portfolio	1,227,326	96.85%	29,699	2.34%	10,284	0.81%	1,267,308
Growth Portfolio	21,550,376	95.20%	476,544	2.11%	609,082	2.69%	22,636,002
Health Sciences Portfolio	11,425,003	94.13%	366,556	3.02%	346,125	2.85%	12,137,683
High Yield Bond Portfolio	44,038,955	95.87%	1,032,310	2.25%	863,415	1.88%	45,934,681
Inflation Managed Portfolio	35,941,211	96.29%	566,750	1.52%	817,483	2.19%	37,325,445
Inflation Strategy Portfolio	1,829,225	91.36%	82,333	4.11%	90,662	4.53%	2,002,221
International Large-Cap Portfolio	62,599,659	95.49%	1,785,852	2.72%	1,170,084	1.78%	65,555,595

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS (Continued)

(Unaudited)

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
International Small-Cap Portfolio	8,168,788	95.75%	181,367	2.13%	180,828	2.12%	8,530,984
International Value Portfolio	26,926,592	95.95%	501,127	1.79%	634,742	2.26%	28,062,461
Large-Cap Growth Portfolio	22,766,361	95.83%	545,506	2.30%	444,221	1.87%	23,756,088
Large-Cap Value Portfolio	20,349,428	96.12%	458,199	2.16%	362,769	1.71%	21,170,396
Long/Short Large-Cap Portfolio	4,883,799	93.55%	210,770	4.04%	125,951	2.41%	5,220,520
Main Street® Core Portfolio	17,055,270	94.99%	368,956	2.05%	530,948	2.96%	17,955,173
Managed Bond Portfolio	71,894,878	94.67%	1,860,279	2.45%	2,184,488	2.88%	75,939,645
Mid-Cap Equity Portfolio	19,304,757	95.66%	467,344	2.32%	408,100	2.02%	20,180,202
Mid-Cap Growth Portfolio	23,457,546	94.50%	714,477	2.88%	650,614	2.62%	24,822,637
Mid-Cap Value Portfolio	6,116,706	95.21%	136,629	2.13%	171,001	2.66%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	32,162,891	92.91%	932,329	2.69%	1,520,231	4.39%	34,615,452
Pacific Dynamix - Growth Portfolio	32,461,776	95.15%	760,750	2.23%	893,925	2.62%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	104,945,769	92.36%	2,875,732	2.53%	5,807,138	5.11%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	166,826,028	93.96%	5,065,165	2.85%	5,655,365	3.19%	177,546,559
Portfolio Optimization Conservative Portfolio	172,339,426	91.31%	6,715,756	3.56%	9,692,209	5.14%	188,747,391
Portfolio Optimization Growth Portfolio	769,533,436	93.01%	23,227,354	2.81%	34,596,087	4.18%	827,356,877
Portfolio Optimization Moderate Portfolio	963,609,981	94.12%	25,368,365	2.48%	34,787,897	3.40%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	289,494,400	95.35%	4,996,521	1.65%	9,123,273	3.00%	303,614,194
Real Estate Portfolio	13,701,620	95.95%	335,047	2.35%	242,955	1.70%	14,279,622
Short Duration Bond Portfolio	41,540,531	94.51%	925,900	2.11%	1,486,248	3.38%	43,952,680
Small-Cap Equity Portfolio	3,467,864	95.53%	108,505	2.99%	53,863	1.48%	3,630,232
Small-Cap Growth Portfolio	10,344,470	95.95%	185,927	1.72%	250,469	2.32%	10,780,866
Small-Cap Index Portfolio	22,391,380	96.74%	546,956	2.36%	207,653	0.90%	23,145,988
Small-Cap Value Portfolio	11,646,632	95.67%	295,487	2.43%	231,398	1.90%	12,173,517
Technology Portfolio	17,330,403	94.45%	430,755	2.35%	588,212	3.21%	18,349,370
Value Advantage Portfolio	1,192,182	87.71%	10,573	0.78%	156,516	11.51%	1,359,271

3h. Concentrating investment in a particular industry or group of industries.

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,238	99.03%	478	0.46%	524	0.51%	103,240
Comstock Portfolio	20,751,933	94.64%	764,844	3.49%	409,764	1.87%	21,926,541
Core Income Portfolio	443,058	97.38%	492	0.11%	11,442	2.51%	454,992
Currency Strategies Portfolio	461,575	95.25%	4,810	0.99%	18,214	3.76%	484,599
Diversified Bond Portfolio	26,887,466	95.69%	415,294	1.48%	795,889	2.83%	28,098,648
Dividend Growth Portfolio	19,767,120	94.54%	586,949	2.81%	554,451	2.65%	20,908,520
Emerging Markets Debt Portfolio	1,787,557	97.47%	15,257	0.83%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	23,106,424	94.66%	886,580	3.63%	415,621	1.70%	24,408,625
Equity Index Portfolio	30,622,692	93.54%	1,524,826	4.66%	590,590	1.80%	32,738,108
Equity Long/Short Portfolio	1,253,140	95.37%	39,457	3.00%	21,380	1.63%	1,313,977
Floating Rate Income Portfolio	3,620,320	92.01%	142,144	3.61%	172,039	4.37%	3,934,504
Floating Rate Loan Portfolio	19,485,436	95.92%	288,937	1.42%	539,815	2.66%	20,314,188
Focused Growth Portfolio	6,653,733	90.11%	414,992	5.62%	315,312	4.27%	7,384,037
Global Absolute Return Portfolio	1,222,949	96.50%	34,076	2.69%	10,284	0.81%	1,267,308
Growth Portfolio	21,374,058	94.43%	643,509	2.84%	618,435	2.73%	22,636,002
Health Sciences Portfolio	11,319,064	93.26%	472,284	3.89%	346,335	2.85%	12,137,683
High Yield Bond Portfolio	43,517,959	94.74%	1,359,534	2.96%	1,057,188	2.30%	45,934,681
Inflation Managed Portfolio	35,645,804	95.50%	849,935	2.28%	829,706	2.22%	37,325,445
Inflation Strategy Portfolio	1,837,220	91.76%	74,339	3.71%	90,662	4.53%	2,002,221
International Large-Cap Portfolio	62,216,741	94.91%	2,172,272	3.31%	1,166,582	1.78%	65,555,595
International Small-Cap Portfolio	8,084,998	94.77%	265,158	3.11%	180,828	2.12%	8,530,984
International Value Portfolio	26,677,632	95.07%	765,154	2.73%	619,674	2.21%	28,062,461
Large-Cap Growth Portfolio	22,629,877	95.26%	714,044	3.01%	412,167	1.73%	23,756,088
Large-Cap Value Portfolio	20,263,412	95.72%	544,406	2.57%	362,578	1.71%	21,170,396
Long/Short Large-Cap Portfolio	4,880,269	93.48%	214,300	4.10%	125,951	2.41%	5,220,520
Main Street® Core Portfolio	16,931,338	94.30%	520,696	2.90%	503,139	2.80%	17,955,173
Managed Bond Portfolio	71,294,715	93.88%	2,469,434	3.25%	2,175,496	2.86%	75,939,645
Mid-Cap Equity Portfolio	19,149,522	94.89%	617,547	3.06%	413,132	2.05%	20,180,202
Mid-Cap Growth Portfolio	23,340,026	94.03%	837,766	3.38%	644,845	2.60%	24,822,637
Mid-Cap Value Portfolio	6,093,302	94.85%	149,550	2.33%	181,484	2.82%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	31,611,758	91.32%	1,639,424	4.74%	1,364,269	3.94%	34,615,452
Pacific Dynamix - Growth Portfolio	31,739,946	93.03%	1,135,656	3.33%	1,240,849	3.64%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	102,280,585	90.01%	4,921,068	4.33%	6,426,985	5.66%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	162,205,075	91.36%	9,199,874	5.18%	6,141,609	3.46%	177,546,559
Portfolio Optimization Conservative Portfolio	170,066,835	90.10%	9,263,648	4.91%	9,416,909	4.99%	188,747,391
Portfolio Optimization Growth Portfolio	746,995,256	90.29%	44,428,456	5.37%	35,933,166	4.34%	827,356,877

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS (Continued)

(Unaudited)

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Portfolio Optimization Moderate Portfolio	940,614,305	91.88%	44,934,207	4.39%	38,217,730	3.73%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	284,495,930	93.70%	10,127,095	3.34%	8,991,169	2.96%	303,614,194
Real Estate Portfolio	13,638,704	95.51%	393,283	2.75%	247,634	1.73%	14,279,622
Short Duration Bond Portfolio	41,261,188	93.88%	1,205,244	2.74%	1,486,248	3.38%	43,952,680
Small-Cap Equity Portfolio	3,427,583	94.42%	148,786	4.10%	53,863	1.48%	3,630,232
Small-Cap Growth Portfolio	10,143,562	94.09%	381,012	3.53%	256,292	2.38%	10,780,866
Small-Cap Index Portfolio	22,049,590	95.26%	883,245	3.82%	213,153	0.92%	23,145,988
Small-Cap Value Portfolio	11,485,363	94.35%	365,179	3.00%	322,975	2.65%	12,173,517
Technology Portfolio	17,167,840	93.56%	575,686	3.14%	605,843	3.30%	18,349,370
Value Advantage Portfolio	1,183,955	87.10%	13,272	0.98%	162,044	11.92%	1,359,271

Proposal 4 for all Funds of Pacific Select Fund

To approve the Trust’s participation in a manager of managers structure that: (i) permits the Trusts’ investment adviser to enter into and/or materially amend sub-advisory agreements with affiliated and unaffiliated sub-advisers without obtaining shareholder approval; and (ii) permits the Trust to provide notice of sub-adviser changes to Contract Owners via posting relevant information on the Trust’s website, with appropriate notice of its availability on the website.

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Absolute Return Portfolio	102,700	99.48%	16	0.02%	524	0.51%	103,240
Comstock Portfolio	20,860,971	95.14%	723,368	3.30%	342,202	1.56%	21,926,541
Core Income Portfolio	454,500	99.89%	492	0.11%	-	0.00%	454,992
Currency Strategies Portfolio	459,554	94.83%	9,159	1.89%	15,885	3.28%	484,599
Diversified Bond Portfolio	24,228,093	86.23%	3,315,190	11.80%	555,365	1.98%	28,098,648
Dividend Growth Portfolio	19,959,133	95.46%	665,278	3.18%	284,109	1.36%	20,908,520
Emerging Markets Debt Portfolio	1,746,069	95.21%	56,746	3.09%	31,193	1.70%	1,834,008
Emerging Markets Portfolio	21,886,285	89.67%	2,163,140	8.86%	359,200	1.47%	24,408,625
Equity Index Portfolio	29,252,634	89.35%	3,012,875	9.20%	472,600	1.44%	32,738,108
Equity Long/Short Portfolio	1,265,464	96.31%	27,883	2.12%	20,630	1.57%	1,313,977
Floating Rate Income Portfolio	3,613,350	91.84%	134,748	3.42%	186,406	4.74%	3,934,504
Floating Rate Loan Portfolio	19,435,479	95.67%	440,281	2.17%	438,428	2.16%	20,314,188
Focused Growth Portfolio	6,840,620	92.64%	442,233	5.99%	101,183	1.37%	7,384,037
Global Absolute Return Portfolio	1,221,278	96.37%	35,747	2.82%	10,284	0.81%	1,267,308
Growth Portfolio	21,182,758	93.58%	876,441	3.87%	576,804	2.55%	22,636,002
Health Sciences Portfolio	10,859,853	89.47%	1,005,504	8.28%	272,327	2.24%	12,137,683
High Yield Bond Portfolio	42,172,027	91.81%	2,882,570	6.28%	880,083	1.92%	45,934,681
Inflation Managed Portfolio	34,717,301	93.01%	1,822,300	4.88%	785,843	2.11%	37,325,445
Inflation Strategy Portfolio	1,776,161	88.71%	121,110	6.05%	104,950	5.24%	2,002,221
International Large-Cap Portfolio	58,680,158	89.51%	5,944,939	9.07%	930,499	1.42%	65,555,595
International Small-Cap Portfolio	8,078,336	94.69%	228,863	2.68%	223,785	2.62%	8,530,984
International Value Portfolio	26,488,194	94.39%	1,066,559	3.80%	507,708	1.81%	28,062,461
Large-Cap Growth Portfolio	22,712,937	95.61%	700,187	2.95%	342,963	1.44%	23,756,088
Large-Cap Value Portfolio	19,282,526	91.08%	1,582,063	7.47%	305,806	1.44%	21,170,396
Long/Short Large-Cap Portfolio	4,810,790	92.15%	297,097	5.69%	112,633	2.16%	5,220,520
Main Street® Core Portfolio	16,980,198	94.57%	537,512	2.99%	437,463	2.44%	17,955,173
Managed Bond Portfolio	70,094,162	92.30%	3,910,698	5.15%	1,934,785	2.55%	75,939,645
Mid-Cap Equity Portfolio	19,026,171	94.28%	843,966	4.18%	310,064	1.54%	20,180,202
Mid-Cap Growth Portfolio	23,077,412	92.97%	1,178,611	4.75%	566,614	2.28%	24,822,637
Mid-Cap Value Portfolio	6,036,546	93.96%	210,991	3.28%	176,799	2.75%	6,424,337
Pacific Dynamix - Conservative Growth Portfolio	31,618,640	91.34%	1,822,326	5.26%	1,174,485	3.39%	34,615,452
Pacific Dynamix - Growth Portfolio	31,791,234	93.18%	1,267,945	3.72%	1,057,273	3.10%	34,116,451
Pacific Dynamix - Moderate Growth Portfolio	101,357,486	89.20%	7,562,000	6.66%	4,709,153	4.14%	113,628,639
Portfolio Optimization Aggressive-Growth Portfolio	157,281,795	88.59%	12,629,848	7.11%	7,634,915	4.30%	177,546,559
Portfolio Optimization Conservative Portfolio	165,628,665	87.75%	12,769,444	6.77%	10,349,282	5.48%	188,747,391
Portfolio Optimization Growth Portfolio	731,157,677	88.37%	59,706,351	7.22%	36,492,849	4.41%	827,356,877
Portfolio Optimization Moderate Portfolio	918,632,383	89.73%	66,525,922	6.50%	38,607,936	3.77%	1,023,766,242
Portfolio Optimization Moderate-Conservative Portfolio	279,909,941	92.19%	15,226,405	5.02%	8,477,849	2.79%	303,614,194
Real Estate Portfolio	13,015,884	91.15%	1,131,020	7.92%	132,717	0.93%	14,279,622
Short Duration Bond Portfolio	40,903,116	93.06%	1,666,739	3.79%	1,382,824	3.15%	43,952,680
Small-Cap Equity Portfolio	3,468,878	95.56%	106,750	2.94%	54,604	1.50%	3,630,232
Small-Cap Growth Portfolio	10,201,537	94.63%	430,294	3.99%	149,035	1.38%	10,780,866
Small-Cap Index Portfolio	21,414,947	92.52%	1,456,198	6.29%	274,843	1.19%	23,145,988
Small-Cap Value Portfolio	11,260,859	92.50%	727,371	5.98%	185,287	1.52%	12,173,517
Technology Portfolio	17,047,949	92.91%	904,506	4.93%	396,914	2.16%	18,349,370
Value Advantage Portfolio	1,203,966	88.57%	48,856	3.59%	106,449	7.83%	1,359,271

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS (Continued)

(Unaudited)

Proposal 5 for certain Funds of Pacific Select Fund as listed below

To approve making investment goals “non-fundamental”.

	Votes For		Votes Against		Abstentions		Outstanding Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number
Comstock Portfolio	20,643,997	94.15%	979,779	4.47%	302,765	1.38%	21,926,541
Dividend Growth Portfolio	19,825,632	94.82%	743,606	3.56%	339,282	1.62%	20,908,520
Emerging Markets Portfolio	22,687,978	92.95%	1,145,013	4.69%	575,635	2.36%	24,408,625
Equity Index Portfolio	29,808,870	91.05%	2,073,971	6.34%	855,267	2.61%	32,738,108
Focused Growth Portfolio	6,779,959	91.82%	405,020	5.49%	199,057	2.70%	7,384,037
Growth Portfolio	21,105,799	93.24%	829,671	3.67%	700,532	3.09%	22,636,002
Health Sciences Portfolio	11,012,997	90.73%	838,863	6.91%	285,823	2.35%	12,137,683
High Yield Bond Portfolio	43,429,752	94.55%	1,374,094	2.99%	1,130,835	2.46%	45,934,681
Inflation Managed Portfolio	35,276,222	94.51%	1,111,336	2.98%	937,887	2.51%	37,325,445
International Large-Cap Portfolio	61,145,657	93.27%	2,434,465	3.71%	1,975,473	3.01%	65,555,595
International Value Portfolio	26,482,914	94.37%	990,885	3.53%	588,662	2.10%	28,062,461
Large-Cap Growth Portfolio	22,682,487	95.48%	708,507	2.98%	365,094	1.54%	23,756,088
Large-Cap Value Portfolio	20,046,108	94.69%	697,141	3.29%	427,147	2.02%	21,170,396
Main Street® Core Portfolio	16,919,415	94.23%	566,169	3.15%	469,589	2.62%	17,955,173
Managed Bond Portfolio	70,475,725	92.80%	3,138,999	4.13%	2,324,920	3.06%	75,939,645
Mid-Cap Equity Portfolio	19,079,623	94.55%	675,384	3.35%	425,195	2.11%	20,180,202
Mid-Cap Growth Portfolio	23,129,048	93.18%	1,120,905	4.52%	572,685	2.31%	24,822,637
Real Estate Portfolio	13,575,971	95.07%	482,130	3.38%	221,520	1.55%	14,279,622
Short Duration Bond Portfolio	41,391,984	94.17%	1,275,575	2.90%	1,285,121	2.92%	43,952,680
Small-Cap Equity Portfolio	3,447,617	94.97%	125,644	3.46%	56,971	1.57%	3,630,232
Small-Cap Growth Portfolio	10,145,534	94.11%	460,702	4.27%	174,630	1.62%	10,780,866
Small-Cap Index Portfolio	21,708,926	93.79%	901,594	3.90%	535,468	2.31%	23,145,988
Small-Cap Value Portfolio	11,335,066	93.11%	534,307	4.39%	304,145	2.50%	12,173,517
Technology Portfolio	17,214,028	93.81%	514,568	2.80%	620,774	3.38%	18,349,370

*	Based on total shares voted.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

Availability of a Complete Schedule of Investments

The Trust’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain Funds. A complete schedule for each summary SOI presented is available as noted below.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Funds annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’ website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

Pacific Life Insurance Company/

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report as of June 30, 2016

• Pacific Select Fund

Form Nos.	15-20803-19
357-16A

Pacific Dynamix Underlying Funds

Semi-Annual Report

As of June 30, 2016

TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedules of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-3
Statements of Changes in Net Assets	B-5
Financial Highlights	B-6
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Where to Go for More Information	D-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.1%

Consumer Discretionary - 4.2%

21st Century Fox America Inc 7.250% due 05/18/18	$200,000	$221,589
Amazon.com Inc 1.200% due 11/29/17	200,000	200,781
Comcast Corp 5.875% due 02/15/18	200,000	215,448
6.300% due 11/15/17	350,000	376,204
Dollar General Corp 1.875% due 04/15/18	250,000	252,776
General Motors Co 3.500% due 10/02/18	300,000	309,039
Historic TW Inc 6.875% due 06/15/18	250,000	276,278
Johnson Controls Inc 1.400% due 11/02/17	120,000	120,415
Lowe’s Cos Inc 1.150% due 04/15/19	200,000	200,388
Marriott International Inc 3.000% due 03/01/19	200,000	206,518
Mattel Inc 2.350% due 05/06/19	200,000	203,299
McDonald’s Corp 5.350% due 03/01/18	300,000	320,945
5.800% due 10/15/17	200,000	211,933
Newell Brands Inc 2.150% due 10/15/18	200,000	202,228
2.600% due 03/29/19	95,000	97,551
Princeton University 4.950% due 03/01/19	150,000	165,074
Target Corp 6.000% due 01/15/18	400,000	430,710
The Home Depot Inc 2.250% due 09/10/18	300,000	309,018
The Walt Disney Co 1.100% due 12/01/17	200,000	200,938
1.650% due 01/08/19	200,000	203,954
1.850% due 05/30/19	300,000	306,935
Thomson Reuters Corp 1.650% due 09/29/17	200,000	200,919
Time Warner Cable Inc 6.750% due 07/01/18	400,000	439,026
8.250% due 04/01/19	350,000	406,675
8.750% due 02/14/19	200,000	233,661
Viacom Inc 2.200% due 04/01/19	250,000	251,278
Whirlpool Corp 2.400% due 03/01/19	200,000	204,764
Wyndham Worldwide Corp 2.500% due 03/01/18	250,000	252,704

		7,021,048

Consumer Staples - 8.1%

Altria Group Inc 9.700% due 11/10/18	200,000	238,431
Anheuser-Busch InBev Finance Inc (Belgium) 1.250% due 01/17/18	500,000	500,675
1.900% due 02/01/19	1,260,000	1,282,167
Anheuser-Busch InBev Worldwide Inc (Belgium) 1.375% due 07/15/17	300,000	300,908
Archer-Daniels-Midland Co 5.450% due 03/15/18	160,000	171,090
Campbell Soup Co 4.500% due 02/15/19	200,000	216,889

	Principal Amount	Value
Coca-Cola Femsa SAB de CV (Mexico) 2.375% due 11/26/18	$200,000	$204,084
Colgate-Palmolive Co 1.500% due 11/01/18	200,000	202,844
ConAgra Foods Inc 1.900% due 01/25/18	350,000	352,901
Costco Wholesale Corp 1.125% due 12/15/17	319,000	320,976
CVS Health Corp 1.900% due 07/20/18	250,000	253,869
2.250% due 12/05/18	350,000	358,229
Diageo Capital PLC (United Kingdom) 1.125% due 04/29/18	200,000	200,247
5.750% due 10/23/17	250,000	264,965
Dr Pepper Snapple Group Inc 6.820% due 05/01/18	200,000	219,869
General Mills Inc 1.400% due 10/20/17	350,000	352,043
Kellogg Co 3.250% due 05/21/18	300,000	311,392
Kimberly-Clark Corp
6.125% due 08/01/17	200,000	211,293
7.500% due 11/01/18	200,000	228,810
Kraft Heinz Foods Co 2.000% due 07/02/18 ~	300,000	304,246
6.125% due 08/23/18	200,000	219,445
Molson Coors Brewing Co 1.450% due 07/15/19 #	80,000	80,196
Mondelez International Inc 2.250% due 02/01/19	25,000	25,561
6.125% due 02/01/18	300,000	322,284
PepsiCo Inc 1.125% due 07/17/17	100,000	100,284
1.250% due 08/13/17	350,000	351,671
2.250% due 01/07/19	300,000	308,352
5.000% due 06/01/18	350,000	375,688
7.900% due 11/01/18	350,000	404,943
Philip Morris International Inc 1.125% due 08/21/17	200,000	200,474
1.875% due 01/15/19	200,000	204,078
5.650% due 05/16/18	450,000	488,978
Reynolds American Inc 2.300% due 08/21/17	50,000	50,617
2.300% due 06/12/18	220,000	223,666
8.125% due 06/23/19	200,000	237,280
Sysco Corp 1.900% due 04/01/19	145,000	146,841
The Clorox Co 5.950% due 10/15/17	150,000	159,507
The Coca-Cola Co 0.875% due 10/27/17	235,000	235,402
1.150% due 04/01/18	200,000	201,440
1.650% due 03/14/18	200,000	202,740
1.650% due 11/01/18	150,000	152,310
The JM Smucker Co 1.750% due 03/15/18	200,000	201,659
The Kroger Co 2.000% due 01/15/19	300,000	305,070
The Procter & Gamble Co 1.600% due 11/15/18	200,000	204,329
4.700% due 02/15/19	250,000	274,125
Unilever Capital Corp (United Kingdom) 4.800% due 02/15/19	250,000	273,793
Wal-Mart Stores Inc 1.125% due 04/11/18	200,000	201,066
1.950% due 12/15/18	250,000	256,908
5.800% due 02/15/18	200,000	215,795
Walgreens Boots Alliance Inc 1.750% due 11/17/17	350,000	352,620

		13,473,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-1

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Energy - 8.0%

Anadarko Petroleum Corp 6.375% due 09/15/17	$51,000	$53,696
8.700% due 03/15/19	200,000	228,223
Baker Hughes Inc 7.500% due 11/15/18	200,000	226,642
BP Capital Markets PLC (United Kingdom) 1.375% due 11/06/17	300,000	301,111
1.375% due 05/10/18	200,000	200,349
1.674% due 02/13/18	400,000	403,164
1.676% due 05/03/19	260,000	262,185
Canadian Natural Resources Ltd (Canada) 1.750% due 01/15/18	150,000	148,743
Chevron Corp 1.104% due 12/05/17	400,000	400,992
1.345% due 11/15/17	200,000	201,085
1.365% due 03/02/18	300,000	301,721
1.561% due 05/16/19	250,000	252,984
1.718% due 06/24/18	400,000	404,785
1.790% due 11/16/18	400,000	405,493
ConocoPhillips Co 1.050% due 12/15/17	200,000	198,840
1.500% due 05/15/18	700,000	702,971
Devon Energy Corp 2.250% due 12/15/18	200,000	198,707
Energy Transfer Partners LP 2.500% due 06/15/18	500,000	497,926
Enterprise Products Operating LLC 1.650% due 05/07/18	350,000	350,989
6.300% due 09/15/17	250,000	264,181
EOG Resources Inc 5.625% due 06/01/19	200,000	221,127
6.875% due 10/01/18	200,000	222,286
Exxon Mobil Corp 1.305% due 03/06/18	400,000	403,221
1.439% due 03/01/18	115,000	116,046
1.708% due 03/01/19	700,000	711,649
Halliburton Co 2.000% due 08/01/18	200,000	201,507
Hess Corp 8.125% due 02/15/19	200,000	223,014
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	450,000	475,168
Kinder Morgan Inc 2.000% due 12/01/17	360,000	358,203
Marathon Oil Corp 6.000% due 10/01/17	150,000	155,454
Marathon Petroleum Corp 2.700% due 12/14/18	150,000	153,459
Nabors Industries Inc 6.150% due 02/15/18	200,000	205,817
Occidental Petroleum Corp 1.500% due 02/15/18	250,000	250,967
ONEOK Partners LP 2.000% due 10/01/17	200,000	199,787
Plains All American Pipeline LP 6.500% due 05/01/18	250,000	265,992
Shell International Finance BV (Netherlands) 1.125% due 08/21/17	200,000	200,641
1.375% due 05/10/19	200,000	200,674
1.625% due 11/10/18	600,000	606,295
1.900% due 08/10/18	350,000	356,150
Suncor Energy Inc (Canada) 6.100% due 06/01/18	350,000	378,646
Total Capital Canada Ltd (France) 1.450% due 01/15/18	250,000	251,890
Total Capital International SA (France) 2.100% due 06/19/19	250,000	255,660
2.125% due 01/10/19	200,000	204,273

	Principal Amount	Value
TransCanada PipeLines Ltd (Canada) 3.125% due 01/15/19	$50,000	$51,658
6.500% due 08/15/18	307,000	336,687
7.125% due 01/15/19	350,000	394,070

		13,405,128

Financials - 45.2%

American Express Centurion Bank 6.000% due 09/13/17	600,000	632,219
American Express Co 7.000% due 03/19/18	650,000	710,304
American Express Credit Corp 1.550% due 09/22/17	55,000	55,254
1.800% due 07/31/18	350,000	353,206
2.125% due 07/27/18	150,000	152,358
American Honda Finance Corp 1.200% due 07/14/17	150,000	150,240
1.500% due 03/13/18	48,000	48,482
1.550% due 12/11/17	400,000	403,406
1.700% due 02/22/19	100,000	101,685
2.125% due 10/10/18	300,000	308,122
American International Group Inc 5.850% due 01/16/18	200,000	213,347
American Tower Corp REIT 4.500% due 01/15/18	300,000	313,100
Australia & New Zealand Banking Group Ltd (Australia) 1.500% due 01/16/18	250,000	251,226
2.000% due 11/16/18	500,000	506,970
Bank of America Corp 1.950% due 05/12/18	400,000	402,534
2.000% due 01/11/18	1,200,000	1,208,695
2.600% due 01/15/19	500,000	511,946
2.650% due 04/01/19	750,000	769,504
5.650% due 05/01/18	750,000	804,087
5.750% due 12/01/17	300,000	317,640
6.400% due 08/28/17	150,000	158,319
6.875% due 04/25/18	650,000	709,944
Bank of America NA 1.650% due 03/26/18	250,000	251,563
1.750% due 06/05/18	900,000	906,258
2.050% due 12/07/18	750,000	761,013
Bank of Montreal (Canada) 1.300% due 07/14/17	250,000	250,703
1.400% due 04/10/18	250,000	251,170
1.450% due 04/09/18	200,000	201,003
1.800% due 07/31/18	200,000	202,519
2.375% due 01/25/19	200,000	205,393
Barclays PLC (United Kingdom) 2.000% due 03/16/18	200,000	198,820
BB&T Corp 1.600% due 08/15/17	250,000	251,393
Berkshire Hathaway Finance Corp 1.450% due 03/07/18	115,000	116,085
1.700% due 03/15/19	150,000	152,511
2.000% due 08/15/18	400,000	408,126
5.400% due 05/15/18	250,000	270,548
BlackRock Inc 6.250% due 09/15/17	200,000	212,727
BNP Paribas SA (France) 2.375% due 09/14/17	500,000	507,289
2.400% due 12/12/18	150,000	152,984
2.700% due 08/20/18	300,000	307,410
Boston Properties LP REIT 3.700% due 11/15/18	200,000	209,495
BPCE SA (France) 2.500% due 12/10/18	500,000	512,895
Branch Banking & Trust Co 1.450% due 05/10/19	600,000	602,657
2.300% due 10/15/18	250,000	256,336

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Canadian Imperial Bank of Commerce (Canada) 1.550% due 01/23/18	$200,000	$200,893
Capital One Bank USA NA 2.250% due 02/13/19	400,000	405,369
Capital One NA 1.500% due 09/05/17	300,000	299,948
1.650% due 02/05/18	300,000	300,363
2.350% due 08/17/18	250,000	253,681
Caterpillar Financial Services Corp 1.250% due 08/18/17	200,000	200,600
1.250% due 11/06/17	400,000	401,585
1.350% due 05/18/19	400,000	402,022
1.500% due 02/23/18	90,000	90,830
1.700% due 06/16/18	200,000	202,607
1.800% due 11/13/18	350,000	354,336
Chubb INA Holdings Inc 5.800% due 03/15/18	250,000	268,745
Citigroup Inc 1.550% due 08/14/17	300,000	301,058
1.750% due 05/01/18	550,000	552,665
1.800% due 02/05/18	450,000	452,160
1.850% due 11/24/17	500,000	502,934
2.050% due 12/07/18	300,000	302,562
2.050% due 06/07/19	300,000	302,447
2.150% due 07/30/18	700,000	708,890
2.500% due 09/26/18	550,000	561,203
Citizens Bank NA 1.600% due 12/04/17	250,000	250,190
2.500% due 03/14/19	250,000	253,719
Commonwealth Bank of Australia (Australia) 1.400% due 09/08/17	350,000	351,293
1.750% due 11/02/18	250,000	251,880
2.050% due 03/15/19	250,000	253,588
2.500% due 09/20/18	350,000	358,406
Compass Bank 1.850% due 09/29/17	250,000	249,427
Cooperatieve Rabobank UA (Netherlands) 1.700% due 03/19/18	250,000	252,262
2.250% due 01/14/19	350,000	356,870
Credit Suisse AG (Switzerland) 1.700% due 04/27/18	300,000	300,401
1.750% due 01/29/18	600,000	600,637
2.300% due 05/28/19	600,000	608,312
Deutsche Bank AG (Germany) 1.875% due 02/13/18	350,000	347,945
2.500% due 02/13/19	300,000	301,020
2.850% due 05/10/19	300,000	300,494
6.000% due 09/01/17	400,000	417,465
Discover Bank 2.000% due 02/21/18	250,000	250,909
2.600% due 11/13/18	250,000	253,900
Fifth Third Bank 2.150% due 08/20/18	400,000	406,369
2.375% due 04/25/19	200,000	205,150
Ford Motor Credit Co LLC 1.684% due 09/08/17	300,000	300,751
1.724% due 12/06/17	350,000	350,871
2.021% due 05/03/19	250,000	252,318
2.145% due 01/09/18	350,000	353,196
2.240% due 06/15/18	250,000	252,580
2.375% due 01/16/18	250,000	253,170
2.375% due 03/12/19	200,000	202,937
2.551% due 10/05/18	400,000	407,616
5.000% due 05/15/18	200,000	212,001
General Motors Financial Co Inc 2.400% due 04/10/18	550,000	554,559
2.400% due 05/09/19	200,000	200,377
3.100% due 01/15/19	200,000	204,436
4.750% due 08/15/17	300,000	309,638

	Principal Amount	Value
HCP Inc REIT 3.750% due 02/01/19	$200,000	$207,204
HSBC USA Inc 1.500% due 11/13/17	200,000	199,628
1.625% due 01/16/18	350,000	349,455
1.700% due 03/05/18	300,000	299,943
2.625% due 09/24/18	300,000	304,784
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	300,000	307,914
3.875% due 01/15/19	200,000	205,684
Itau CorpBanca (Chile) 3.125% due 01/15/18	200,000	203,192
JPMorgan Chase & Co 1.625% due 05/15/18	500,000	502,541
1.700% due 03/01/18	2,110,000	2,122,242
1.800% due 01/25/18	200,000	201,627
1.850% due 03/22/19	650,000	656,987
2.000% due 08/15/17	500,000	504,747
6.000% due 01/15/18	800,000	856,195
JPMorgan Chase Bank NA 6.000% due 10/01/17	300,000	316,924
KeyBank NA 1.650% due 02/01/18	250,000	251,509
1.700% due 06/01/18	250,000	251,260
Lloyds Bank PLC (United Kingdom) 1.750% due 05/14/18	300,000	299,238
2.000% due 08/17/18	200,000	199,837
2.050% due 01/22/19	200,000	199,555
2.300% due 11/27/18	200,000	201,196
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	250,300
6.625% due 12/04/17	250,000	266,817
MetLife Inc 1.756% due 12/15/17	200,000	201,918
6.817% due 08/15/18	250,000	279,196
Morgan Stanley 1.875% due 01/05/18	500,000	503,061
2.125% due 04/25/18	1,050,000	1,061,458
2.450% due 02/01/19	680,000	693,197
6.250% due 08/28/17	150,000	158,161
6.625% due 04/01/18	750,000	813,453
MUFG Americas Holdings Corp 1.625% due 02/09/18	150,000	150,175
MUFG Union Bank NA 2.625% due 09/26/18	300,000	306,665
National Australia Bank Ltd (Australia) 2.000% due 01/14/19	250,000	253,556
2.300% due 07/25/18	250,000	254,874
National Bank of Canada (Canada) 2.100% due 12/14/18	250,000	253,414
National Rural Utilities Cooperative Finance Corp 1.650% due 02/08/19	100,000	101,221
10.375% due 11/01/18	500,000	604,344
Nomura Holdings Inc (Japan) 2.750% due 03/19/19	250,000	255,420
NYSE Holdings LLC 2.000% due 10/05/17	200,000	202,212
PACCAR Financial Corp 1.400% due 05/18/18	350,000	352,559
1.450% due 03/09/18	100,000	100,788
PNC Bank NA 1.500% due 02/23/18	250,000	251,826
1.600% due 06/01/18	250,000	252,580
1.800% due 11/05/18	600,000	607,475
1.950% due 03/04/19	500,000	507,716
Prudential Financial Inc 2.300% due 08/15/18	250,000	255,275
6.000% due 12/01/17	39,000	41,561

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-3

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Regions Financial Corp 2.000% due 05/15/18	$300,000	$300,655
Royal Bank of Canada (Canada) 1.400% due 10/13/17	150,000	150,501
1.625% due 04/15/19	650,000	656,081
1.800% due 07/30/18	250,000	252,798
2.000% due 12/10/18	300,000	305,680
2.200% due 07/27/18	300,000	305,984
S&P Global Inc 5.900% due 11/15/17	100,000	105,725
Santander Bank NA 2.000% due 01/12/18	300,000	299,942
Santander Holdings USA Inc 2.700% due 05/24/19	150,000	150,473
Santander UK PLC (United Kingdom) 1.650% due 09/29/17	100,000	99,999
2.000% due 08/24/18	200,000	200,361
2.500% due 03/14/19	400,000	404,273
Simon Property Group LP REIT 2.150% due 09/15/17	200,000	202,123
2.200% due 02/01/19	200,000	204,467
Societe Generale SA (France) 2.750% due 10/12/17	300,000	304,968
Sumitomo Mitsui Banking Corp (Japan) 1.350% due 07/11/17	250,000	250,050
1.500% due 01/18/18	400,000	401,018
1.950% due 07/23/18	250,000	252,830
2.050% due 01/18/19	250,000	252,416
SunTrust Banks Inc 2.350% due 11/01/18	200,000	203,518
2.500% due 05/01/19	200,000	204,474
Svenska Handelsbanken AB (Sweden) 2.250% due 06/17/19	200,000	204,692
2.500% due 01/25/19	500,000	515,048
Synchrony Financial 1.875% due 08/15/17	135,000	135,246
2.600% due 01/15/19	250,000	252,802
The Bank of New York Mellon Corp 1.600% due 05/22/18	300,000	303,065
2.100% due 08/01/18	166,000	169,176
2.200% due 05/15/19	350,000	358,855
The Bank of Nova Scotia (Canada) 1.300% due 07/21/17	150,000	150,297
1.375% due 12/18/17	150,000	150,508
1.650% due 06/14/19	350,000	352,250
1.700% due 06/11/18	300,000	302,845
1.950% due 01/15/19	250,000	253,797
2.050% due 10/30/18	250,000	254,110
The Charles Schwab Corp 1.500% due 03/10/18	200,000	201,926
The Goldman Sachs Group Inc 2.000% due 04/25/19	600,000	606,742
2.375% due 01/22/18	300,000	304,219
2.625% due 01/31/19	900,000	921,693
2.900% due 07/19/18	650,000	667,340
5.950% due 01/18/18	350,000	372,989
6.150% due 04/01/18	600,000	647,039
The Hartford Financial Services Group Inc 6.000% due 01/15/19	200,000	219,660
The Huntington National Bank 1.700% due 02/26/18	250,000	251,340
2.200% due 11/06/18	250,000	253,199
The Toronto-Dominion Bank (Canada) 1.400% due 04/30/18	250,000	250,999
1.625% due 03/13/18	150,000	151,437
1.750% due 07/23/18	100,000	101,054
1.950% due 01/22/19	300,000	304,656
2.625% due 09/10/18	250,000	257,270
The Travelers Cos Inc 5.750% due 12/15/17	200,000	213,067

	Principal Amount	Value
Toyota Motor Credit Corp 1.250% due 10/05/17	$200,000	$200,854
1.400% due 05/20/19	200,000	201,418
1.450% due 01/12/18	400,000	403,007
1.550% due 07/13/18	200,000	201,983
1.700% due 02/19/19	200,000	202,634
2.000% due 10/24/18	200,000	203,954
2.100% due 01/17/19	350,000	358,208
UBS AG (Switzerland) 1.375% due 08/14/17	250,000	250,252
1.800% due 03/26/18	750,000	757,327
US Bank NA 1.350% due 01/26/18	350,000	351,385
1.400% due 04/26/19	750,000	754,821
Ventas Realty LP REIT 4.000% due 04/30/19	250,000	263,606
Voya Financial Inc 2.900% due 02/15/18	153,000	155,925
Wachovia Corp 5.750% due 02/01/18	350,000	374,666
Wells Fargo & Co 1.400% due 09/08/17	300,000	301,105
1.500% due 01/16/18	650,000	653,788
2.125% due 04/22/19	47,000	48,069
5.625% due 12/11/17	350,000	372,161
Wells Fargo Bank NA 1.650% due 01/22/18	750,000	756,554
1.750% due 05/24/19	350,000	354,627
6.000% due 11/15/17	250,000	266,063
Welltower Inc REIT 2.250% due 03/15/18	250,000	252,672
Westpac Banking Corp (Australia) 1.550% due 05/25/18	200,000	201,302
1.600% due 01/12/18	450,000	452,591
1.650% due 05/13/19	200,000	200,725
1.950% due 11/23/18	250,000	253,393
2.000% due 08/14/17	200,000	201,995
2.250% due 07/30/18	250,000	254,928

		75,267,625

Health Care - 9.2%

Abbott Laboratories 5.125% due 04/01/19	200,000	219,776
AbbVie Inc 1.750% due 11/06/17	600,000	603,750
1.800% due 05/14/18	475,000	478,568
2.000% due 11/06/18	200,000	202,157
Actavis Funding SCS 2.350% due 03/12/18	700,000	709,833
Actavis Inc 1.875% due 10/01/17	200,000	201,062
Aetna Inc 1.500% due 11/15/17	250,000	251,224
1.700% due 06/07/18	140,000	141,190
1.900% due 06/07/19	215,000	217,972
Amgen Inc 2.200% due 05/22/19	200,000	205,277
5.700% due 02/01/19	200,000	221,726
6.150% due 06/01/18	300,000	327,671
Anthem Inc 7.000% due 02/15/19	200,000	226,502
AstraZeneca PLC (United Kingdom) 1.750% due 11/16/18	200,000	202,711
5.900% due 09/15/17	350,000	369,897
Baxalta Inc 2.000% due 06/22/18	100,000	100,099
Becton Dickinson & Co 1.800% due 12/15/17	250,000	252,147
Boston Scientific Corp 2.650% due 10/01/18	200,000	204,549

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-4

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Bristol-Myers Squibb Co 0.875% due 08/01/17	$200,000	$200,284
Cardinal Health Inc 1.950% due 06/15/18	200,000	202,414
Celgene Corp 1.900% due 08/15/17	100,000	100,795
2.125% due 08/15/18	200,000	203,094
Covidien International Finance SA 6.000% due 10/15/17	250,000	265,838
Eli Lilly & Co 1.250% due 03/01/18	85,000	85,659
1.950% due 03/15/19	200,000	204,772
Express Scripts Holding Co 2.250% due 06/15/19	350,000	356,200
Gilead Sciences Inc 1.850% due 09/04/18	245,000	249,424
GlaxoSmithKline Capital Inc (United Kingdom) 5.650% due 05/15/18	550,000	597,008
Humana Inc 7.200% due 06/15/18	200,000	221,570
Johnson & Johnson 1.125% due 11/21/17	200,000	201,123
1.125% due 03/01/19	95,000	95,590
1.650% due 12/05/18	200,000	203,793
5.150% due 07/15/18	200,000	217,214
Laboratory Corp of America Holdings 2.500% due 11/01/18	250,000	254,099
McKesson Corp 2.284% due 03/15/19	400,000	409,244
Medco Health Solutions Inc 7.125% due 03/15/18	200,000	218,441
Medtronic Inc 1.500% due 03/15/18	350,000	353,197
Merck & Co Inc 1.100% due 01/31/18	300,000	301,726
1.300% due 05/18/18	100,000	100,977
Mylan Inc 2.600% due 06/24/18	200,000	202,637
Mylan NV 2.500% due 06/07/19 ~	205,000	207,868
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	600,000	662,501
Pfizer Inc 1.200% due 06/01/18	150,000	150,787
1.450% due 06/03/19	150,000	151,308
1.500% due 06/15/18	350,000	353,595
2.100% due 05/15/19	450,000	460,859
6.200% due 03/15/19	350,000	395,444
Sanofi (France) 1.250% due 04/10/18	250,000	251,693
St Jude Medical Inc 2.000% due 09/15/18	100,000	101,197
Stryker Corp 2.000% due 03/08/19	185,000	188,183
Thermo Fisher Scientific Inc 2.400% due 02/01/19	350,000	356,308
UnitedHealth Group Inc 1.400% due 12/15/17	150,000	150,841
1.700% due 02/15/19	300,000	303,463
1.900% due 07/16/18	400,000	406,589
6.000% due 02/15/18	250,000	269,646
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	300,000	302,645
Zoetis Inc 1.875% due 02/01/18	150,000	150,498

		15,244,635

	Principal Amount	Value
Industrials - 6.3%

3M Co 1.625% due 06/15/19	$250,000	$254,905
Air Lease Corp 3.375% due 01/15/19	200,000	204,500
Boeing Capital Corp 2.900% due 08/15/18	250,000	259,793
Burlington Northern Santa Fe LLC 5.750% due 03/15/18	100,000	107,809
Canadian National Railway Co (Canada) 5.550% due 05/15/18	200,000	215,644
CSX Corp 6.250% due 03/15/18	300,000	324,853
Danaher Corp 1.650% due 09/15/18	295,000	299,658
Eaton Corp 1.500% due 11/02/17	400,000	402,083
Emerson Electric Co 5.250% due 10/15/18	200,000	219,218
FedEx Corp 8.000% due 01/15/19	200,000	232,553
Fortive Corp 1.800% due 06/15/19 ~	50,000	50,357
General Dynamics Corp 1.000% due 11/15/17	200,000	200,759
General Electric Co 5.250% due 12/06/17	1,100,000	1,166,429
5.625% due 09/15/17	710,000	750,501
Honeywell International Inc 5.000% due 02/15/19	250,000	275,647
Ingersoll-Rand Global Holding Co Ltd 6.875% due 08/15/18	200,000	222,413
International Lease Finance Corp 7.125% due 09/01/18 ~	300,000	330,132
John Deere Capital Corp 1.300% due 03/12/18	250,000	251,389
1.350% due 01/16/18	429,000	432,187
1.750% due 08/10/18	200,000	202,949
1.950% due 12/13/18	350,000	357,451
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	250,000	267,448
Lockheed Martin Corp 1.850% due 11/23/18	90,000	91,303
Norfolk Southern Corp 5.900% due 06/15/19	250,000	281,137
Northrop Grumman Corp 1.750% due 06/01/18	200,000	202,008
Pentair Finance SA (United Kingdom) 1.875% due 09/15/17	200,000	199,697
Pitney Bowes Inc 5.750% due 09/15/17	200,000	209,859
Precision Castparts Corp 1.250% due 01/15/18	200,000	201,054
Republic Services Inc 3.800% due 05/15/18	200,000	209,356
Roper Technologies Inc 2.050% due 10/01/18	200,000	202,539
Stanley Black & Decker Inc 2.451% due 11/17/18	250,000	255,582
Union Pacific Corp 5.700% due 08/15/18	200,000	219,042
United Parcel Service Inc 1.125% due 10/01/17	250,000	251,075
5.125% due 04/01/19	200,000	221,354
United Technologies Corp 1.778% due 05/04/18 §	200,000	201,887
5.375% due 12/15/17	200,000	212,933
6.125% due 02/01/19	200,000	224,938
Waste Management Inc 6.100% due 03/15/18	200,000	216,902

		10,429,344

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-5

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Information Technology - 7.5%

Alibaba Group Holding Ltd (China) 1.625% due 11/28/17	$200,000	$200,621
Amphenol Corp 1.550% due 09/15/17	50,000	50,030
Apple Inc 1.000% due 05/03/18	700,000	701,667
1.300% due 02/23/18	75,000	75,528
1.700% due 02/22/19	235,000	239,293
2.100% due 05/06/19	400,000	411,642
Baidu Inc (China) 2.250% due 11/28/17	200,000	202,056
3.250% due 08/06/18	200,000	205,326
Cisco Systems Inc 1.400% due 02/28/18	100,000	100,930
1.600% due 02/28/19	950,000	964,673
1.650% due 06/15/18	300,000	303,988
Corning Inc 1.500% due 05/08/18	100,000	100,030
Diamond 1 Finance Corp 3.480% due 06/01/19 ~	615,000	630,446
eBay Inc 1.350% due 07/15/17	200,000	200,435
EMC Corp 1.875% due 06/01/18	450,000	441,155
Fidelity National Information Services Inc 2.850% due 10/15/18	200,000	205,370
Harris Corp 1.999% due 04/27/18	110,000	110,609
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	150,000	151,991
2.850% due 10/05/18 ~	800,000	819,610
Intel Corp 1.350% due 12/15/17	650,000	654,001
International Business Machines Corp 1.125% due 02/06/18	400,000	401,816
1.250% due 02/08/18	350,000	352,251
1.875% due 05/15/19	250,000	254,872
5.700% due 09/14/17	350,000	369,804
7.625% due 10/15/18	300,000	342,810
Juniper Networks Inc 3.125% due 02/26/19	50,000	51,458
Microsoft Corp 0.875% due 11/15/17	200,000	200,302
1.300% due 11/03/18	335,000	338,641
1.625% due 12/06/18	200,000	203,557
4.200% due 06/01/19	200,000	218,624
Oracle Corp 1.200% due 10/15/17	500,000	501,872
2.375% due 01/15/19	265,000	272,937
5.750% due 04/15/18	400,000	433,130
QUALCOMM Inc 1.400% due 05/18/18	346,000	349,130
Seagate HDD Cayman 3.750% due 11/15/18	200,000	200,251
Texas Instruments Inc 1.000% due 05/01/18	250,000	250,782
The Western Union Co 3.650% due 08/22/18	250,000	259,927
Tyco Electronics Group SA (Switzerland) 6.550% due 10/01/17	200,000	212,678
Visa Inc 1.200% due 12/14/17	330,000	332,120
Xerox Corp 6.350% due 05/15/18	200,000	213,946

		12,530,309

	Principal Amount	Value
Materials - 2.3%

BHP Billiton Finance USA Ltd (Australia) 2.050% due 09/30/18	$150,000	$152,015
6.500% due 04/01/19	350,000	396,326
CF Industries Inc 6.875% due 05/01/18	200,000	217,391
CRH America Inc (Ireland) 8.125% due 07/15/18	250,000	280,823
Ecolab Inc 1.550% due 01/12/18	100,000	100,524
2.000% due 01/14/19	100,000	101,367
EI du Pont de Nemours & Co 5.750% due 03/15/19	200,000	222,072
6.000% due 07/15/18	200,000	219,174
LyondellBasell Industries NV 5.000% due 04/15/19	400,000	433,406
Nucor Corp 5.850% due 06/01/18	150,000	161,330
Potash Corp of Saskatchewan Inc (Canada) 6.500% due 05/15/19	200,000	226,188
Praxair Inc 1.050% due 11/07/17	200,000	200,195
Rio Tinto Finance USA Ltd (United Kingdom) 9.000% due 05/01/19	400,000	480,922
The Dow Chemical Co 5.700% due 05/15/18	200,000	215,112
8.550% due 05/15/19	350,000	416,384

		3,823,229

Telecommunication Services - 3.4%

AT&T Inc 1.400% due 12/01/17	600,000	601,177
1.750% due 01/15/18	250,000	251,458
2.300% due 03/11/19	55,000	56,217
2.375% due 11/27/18	300,000	306,339
5.500% due 02/01/18	550,000	585,755
5.600% due 05/15/18	346,000	372,561
British Telecommunications PLC (United Kingdom) 5.950% due 01/15/18	300,000	321,202
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	200,000	223,317
Nippon Telegraph & Telephone Corp (Japan) 1.400% due 07/18/17	200,000	200,506
Orange SA (France) 2.750% due 02/06/19	200,000	206,229
Rogers Communications Inc (Canada) 6.800% due 08/15/18	300,000	332,396
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	250,000	256,808
6.221% due 07/03/17	200,000	208,863
Verizon Communications Inc 1.100% due 11/01/17	250,000	250,028
2.550% due 06/17/19	200,000	207,355
3.650% due 09/14/18	550,000	578,244
Vodafone Group PLC (United Kingdom) 1.500% due 02/19/18	685,000	684,912
5.450% due 06/10/19	20,000	22,106

		5,665,473

Utilities - 4.9%

Berkshire Hathaway Energy Co 5.750% due 04/01/18	200,000	215,587
Black Hills Corp 2.500% due 01/11/19	170,000	173,652
CMS Energy Corp 8.750% due 06/15/19	250,000	301,551

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-6

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Commonwealth Edison Co 5.800% due 03/15/18	$127,000	$136,802
Consolidated Edison Co of New York Inc 7.125% due 12/01/18	300,000	342,414
Consumers Energy Co 5.650% due 09/15/18	60,000	65,623
Dominion Resources Inc 1.400% due 09/15/17	200,000	199,790
1.900% due 06/15/18	350,000	351,816
Duke Energy Corp 1.625% due 08/15/17	550,000	552,938
2.100% due 06/15/18	400,000	403,730
Edison International 3.750% due 09/15/17	150,000	154,489
Emera US Finance LP (Canada) 2.150% due 06/15/19 ~	65,000	65,796
Entergy Louisiana LLC 6.500% due 09/01/18	200,000	221,888
Entergy Texas Inc 7.125% due 02/01/19	100,000	113,337
Exelon Generation Co LLC 6.200% due 10/01/17	250,000	264,235
MidAmerican Energy Co 2.400% due 03/15/19	350,000	361,889
NextEra Energy Capital Holdings Inc 2.300% due 04/01/19	50,000	51,003
6.000% due 03/01/19	350,000	388,287
NiSource Finance Corp 6.400% due 03/15/18	175,000	189,509
NSTAR Electric Co 5.625% due 11/15/17	200,000	211,879
Oglethorpe Power Corp 6.100% due 03/15/19	200,000	222,322
Ohio Power Co 6.050% due 05/01/18	250,000	269,715
Oklahoma Gas & Electric Co 8.250% due 01/15/19	200,000	231,741
Oncor Electric Delivery Co LLC 6.800% due 09/01/18	200,000	222,379
Pacific Gas & Electric Co 5.625% due 11/30/17	200,000	212,215
PacifiCorp 5.650% due 07/15/18	250,000	273,499
PG&E Corp 2.400% due 03/01/19	30,000	30,607
PPL Capital Funding Inc 1.900% due 06/01/18	200,000	200,800
Public Service Electric & Gas Co 2.300% due 09/15/18	200,000	204,585
Sempra Energy 9.800% due 02/15/19	300,000	361,306

	Principal Amount	Value
The Cleveland Electric Illuminating Co 8.875% due 11/15/18	$250,000	$291,454
The Southern Co 1.300% due 08/15/17	250,000	249,980
1.550% due 07/01/18	125,000	125,879
1.850% due 07/01/19	140,000	141,874
2.450% due 09/01/18	300,000	307,378
Wisconsin Public Service Corp 1.650% due 12/04/18	100,000	101,445

		8,213,394

Total Corporate Bonds & Notes (Cost $163,956,533)		165,073,235

	Shares

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

Federated Institutional Prime Obligations Fund	4,484,863	4,484,863

Total Short-Term Investment (Cost $4,484,863)		4,484,863

TOTAL INVESTMENTS - 101.8% (Cost $168,441,396)		169,558,098

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(2,950,330)

NET ASSETS - 100.0%		$166,607,768

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	45.2%
Health Care	9.2%
Consumer Staples	8.1%
Energy	8.0%
Information Technology	7.5%
Industrials	6.3%
Utilities	4.9%
Consumer Discretionary	4.2%
Telecommunication Services	3.4%
Others (each less than 3.0%)	5.0%

	101.8%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$165,073,235	$-	$165,073,235	$-
	Short-Term Investment	4,484,863	4,484,863	-	-

	Total	$169,558,098	$4,484,863	$165,073,235	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-7

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.0%

Consumer Discretionary - 2.1%

21st Century Fox America Inc
4.500% due 02/15/21	$100,000	$111,779
5.400% due 10/01/43	100,000	118,077
6.400% due 12/15/35	50,000	63,791
6.650% due 11/15/37	150,000	197,441
6.900% due 03/01/19	150,000	170,771
6.900% due 08/15/39	150,000	201,426
Amazon.com Inc
1.200% due 11/29/17	100,000	100,391
3.300% due 12/05/21	100,000	108,039
4.800% due 12/05/34	100,000	118,052
AutoNation Inc 4.500% due 10/01/25	100,000	106,024
AutoZone Inc
1.625% due 04/21/19	200,000	201,164
2.500% due 04/15/21	20,000	20,392
4.000% due 11/15/20	50,000	53,860
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	9,366
Block Financial LLC 4.125% due 10/01/20	100,000	103,114
BorgWarner Inc 3.375% due 03/15/25	200,000	204,974
Brinker International Inc 3.875% due 05/15/23	100,000	101,633
CBS Corp
2.300% due 08/15/19	150,000	152,419
5.900% due 10/15/40	50,000	56,833
7.875% due 07/30/30	100,000	142,195
Charter Communications Operating LLC
3.579% due 07/23/20 ~	255,000	266,858
4.464% due 07/23/22 ~	100,000	107,807
4.908% due 07/23/25 ~	150,000	163,779
6.384% due 10/23/35 ~	70,000	83,174
6.484% due 10/23/45 ~	165,000	197,837
6.834% due 10/23/55 ~	50,000	59,717
Comcast Corp
3.375% due 08/15/25	365,000	393,834
3.600% due 03/01/24	200,000	219,667
4.250% due 01/15/33	250,000	276,551
4.400% due 08/15/35	77,000	87,075
4.600% due 08/15/45	77,000	88,756
5.700% due 07/01/19	100,000	113,107
5.875% due 02/15/18	200,000	215,448
6.450% due 03/15/37	100,000	137,938
6.950% due 08/15/37	200,000	288,380
Delphi Automotive PLC (United Kingdom) 4.250% due 01/15/26	50,000	54,579
Delphi Corp (United Kingdom) 4.150% due 03/15/24	40,000	42,608
Discovery Communications LLC
3.450% due 03/15/25	100,000	98,068
4.950% due 05/15/42	100,000	87,163
5.050% due 06/01/20	50,000	55,193
Dollar General Corp
3.250% due 04/15/23	50,000	51,992
4.150% due 11/01/25	25,000	27,533
Expedia Inc 4.500% due 08/15/24	200,000	205,887
Ford Motor Co
4.750% due 01/15/43	300,000	317,885
7.450% due 07/16/31	150,000	200,984
General Motors Co
6.250% due 10/02/43	100,000	111,533
6.750% due 04/01/46	25,000	29,777
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	193,091

	Principal Amount	Value
Hasbro Inc 3.150% due 05/15/21	$50,000	$51,493
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	27,254
Johnson Controls Inc
3.625% due 07/02/24	43,000	45,541
5.000% due 03/30/20	50,000	54,761
Kohl’s Corp
3.250% due 02/01/23	100,000	100,424
4.250% due 07/17/25	50,000	50,251
5.550% due 07/17/45	50,000	46,757
Leggett & Platt Inc 3.800% due 11/15/24	50,000	52,793
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	106,995
3.875% due 09/15/23	100,000	112,066
5.000% due 09/15/43	300,000	368,808
6.875% due 02/15/28	50,000	69,469
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	49,377
3.875% due 01/15/22	100,000	102,944
6.375% due 03/15/37	100,000	101,518
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	27,535
Marriott International Inc
2.875% due 03/01/21	50,000	51,748
3.125% due 06/15/26	200,000	202,740
3.375% due 10/15/20	83,000	87,477
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	142,980
Mattel Inc 1.700% due 03/15/18	100,000	100,232
McDonald’s Corp
2.750% due 12/09/20	45,000	47,033
3.375% due 05/26/25	100,000	105,896
3.500% due 07/15/20	50,000	53,299
3.700% due 01/30/26	160,000	173,301
3.700% due 02/15/42	200,000	196,545
4.875% due 07/15/40	10,000	11,379
4.875% due 12/09/45	50,000	58,540
5.350% due 03/01/18	100,000	106,982
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	79,007
4.375% due 04/01/21	100,000	112,141
6.400% due 04/30/40	125,000	173,544
Newell Brands Inc
2.600% due 03/29/19	25,000	25,671
3.150% due 04/01/21	125,000	130,377
3.850% due 04/01/23	20,000	21,247
4.000% due 06/15/22	61,000	65,340
4.200% due 04/01/26	225,000	244,322
5.375% due 04/01/36	15,000	17,387
5.500% due 04/01/46	20,000	23,867
NIKE Inc
2.250% due 05/01/23	27,000	27,864
3.625% due 05/01/43	25,000	26,513
Nordstrom Inc 4.000% due 10/15/21	250,000	267,639
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	107,834
Omnicom Group Inc
3.600% due 04/15/26	50,000	52,795
3.625% due 05/01/22	100,000	106,403
4.450% due 08/15/20	50,000	55,218
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	133,087
Princeton University 5.700% due 03/01/39	50,000	71,638
QVC Inc
3.125% due 04/01/19	100,000	102,726
5.450% due 08/15/34	100,000	92,895

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-8

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
RELX Capital Inc (United Kingdom) 8.625% due 01/15/19	$50,000	$57,701
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	155,691
Starbucks Corp
2.100% due 02/04/21	60,000	61,715
2.450% due 06/15/26	50,000	50,787
4.300% due 06/15/45	35,000	41,714
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	119,512
Target Corp
2.500% due 04/15/26	225,000	231,113
2.900% due 01/15/22	100,000	106,279
3.625% due 04/15/46	25,000	25,724
6.000% due 01/15/18	100,000	107,678
7.000% due 01/15/38	100,000	151,557
The Board of Trustees of The Leland Stanford Junior University 3.460% due 05/01/47	50,000	54,714
The George Washington University 4.300% due 09/15/44	50,000	53,937
The Home Depot Inc
2.000% due 06/15/19	150,000	154,324
2.000% due 04/01/21	50,000	51,393
2.700% due 04/01/23	100,000	105,033
3.000% due 04/01/26	25,000	26,616
3.350% due 09/15/25	45,000	49,123
4.200% due 04/01/43	300,000	339,436
4.400% due 04/01/21	100,000	112,831
5.875% due 12/16/36	75,000	102,665
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,358
The Priceline Group Inc 3.600% due 06/01/26	50,000	51,583
The Walt Disney Co
1.100% due 12/01/17	175,000	175,821
2.350% due 12/01/22	100,000	103,491
2.750% due 08/16/21	50,000	53,002
5.875% due 12/15/17	200,000	214,122
Thomson Reuters Corp
4.300% due 11/23/23	100,000	109,298
4.700% due 10/15/19	25,000	27,063
5.650% due 11/23/43	150,000	174,724
5.850% due 04/15/40	25,000	29,177
Time Warner Cable Inc
5.000% due 02/01/20	300,000	326,377
5.875% due 11/15/40	150,000	163,983
6.550% due 05/01/37	100,000	117,030
6.750% due 06/15/39	50,000	58,960
7.300% due 07/01/38	150,000	188,501
8.250% due 04/01/19	100,000	116,193
Time Warner Inc
2.950% due 07/15/26	40,000	40,409
4.700% due 01/15/21	50,000	55,833
4.750% due 03/29/21	100,000	112,469
6.100% due 07/15/40	50,000	61,354
6.200% due 03/15/40	50,000	61,653
6.250% due 03/29/41	350,000	442,253
6.500% due 11/15/36	100,000	127,272
7.625% due 04/15/31	100,000	137,585
7.700% due 05/01/32	150,000	209,593
Under Armour Inc 3.250% due 06/15/26	100,000	101,295
Viacom Inc
2.200% due 04/01/19	100,000	100,511
2.500% due 09/01/18	80,000	81,154
3.125% due 06/15/22	100,000	99,993
3.875% due 04/01/24	100,000	102,123
4.375% due 03/15/43	70,000	56,782
5.625% due 09/15/19	25,000	27,578
6.875% due 04/30/36	100,000	110,138

	Principal Amount	Value
Whirlpool Corp 3.700% due 03/01/23	$150,000	$159,299
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	105,837
Yale University 2.086% due 04/15/19	100,000	103,314

		17,577,286

Consumer Staples - 2.1%

Altria Group Inc
4.500% due 05/02/43	100,000	113,413
4.750% due 05/05/21	200,000	228,399
9.250% due 08/06/19	250,000	308,421
9.950% due 11/10/38	17,000	30,691
Anheuser-Busch InBev Finance Inc (Belgium)
1.900% due 02/01/19	295,000	300,190
2.650% due 02/01/21	160,000	165,977
3.300% due 02/01/23	300,000	316,079
3.650% due 02/01/26	500,000	536,218
3.700% due 02/01/24	200,000	215,868
4.625% due 02/01/44	300,000	338,313
4.700% due 02/01/36	275,000	310,396
4.900% due 02/01/46	330,000	388,150
Anheuser-Busch InBev Worldwide Inc (Belgium)
1.375% due 07/15/17	150,000	150,454
2.500% due 07/15/22	100,000	101,696
3.750% due 07/15/42	100,000	100,285
4.375% due 02/15/21	200,000	220,386
5.375% due 01/15/20	200,000	226,098
7.750% due 01/15/19	100,000	115,758
Archer-Daniels-Midland Co
4.016% due 04/16/43	50,000	53,379
4.479% due 03/01/21	100,000	112,606
Bestfoods 7.250% due 12/15/26	200,000	287,741
Brown-Forman Corp 4.500% due 07/15/45	40,000	45,862
Bunge Ltd Finance Corp 8.500% due 06/15/19	10,000	11,708
Campbell Soup Co 2.500% due 08/02/22	100,000	101,711
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	50,892
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	161,218
Colgate-Palmolive Co
1.500% due 11/01/18	100,000	101,422
1.750% due 03/15/19	100,000	102,356
ConAgra Foods Inc
1.900% due 01/25/18	100,000	100,829
3.200% due 01/25/23	79,000	81,779
Costco Wholesale Corp 1.700% due 12/15/19	300,000	307,371
CVS Health Corp
2.125% due 06/01/21	100,000	101,297
2.250% due 08/12/19	150,000	154,159
2.800% due 07/20/20	200,000	208,370
2.875% due 06/01/26	100,000	102,422
3.875% due 07/20/25	200,000	220,514
5.125% due 07/20/45	105,000	130,702
5.300% due 12/05/43	200,000	250,813
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	100,123
3.875% due 04/29/43	100,000	105,216
5.750% due 10/23/17	100,000	105,986
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	157,766
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	52,856

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
General Mills Inc
1.400% due 10/20/17	$150,000	$150,876
5.400% due 06/15/40	45,000	56,013
5.650% due 02/15/19	100,000	111,218
Kellogg Co 3.250% due 05/21/18	65,000	67,468
Kimberly-Clark Corp
2.150% due 08/15/20	50,000	51,572
3.050% due 08/15/25	50,000	53,833
6.625% due 08/01/37	100,000	148,476
7.500% due 11/01/18	50,000	57,203
Kraft Heinz Foods Co
2.800% due 07/02/20 ~	400,000	415,798
3.000% due 06/01/26 ~	80,000	81,025
3.500% due 06/06/22	200,000	213,016
4.375% due 06/01/46 ~	115,000	122,217
6.500% due 02/09/40	175,000	232,025
McCormick & Co Inc 3.250% due 11/15/25	35,000	37,540
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	214,680
Molson Coors Brewing Co
2.100% due 07/15/21 #	35,000	35,151
3.000% due 07/15/26 #	45,000	45,077
4.200% due 07/15/46 #	40,000	40,370
5.000% due 05/01/42	100,000	112,270
Mondelez International Inc
6.125% due 02/01/18	100,000	107,428
6.500% due 02/09/40	100,000	136,205
PepsiCo Inc
1.125% due 07/17/17	50,000	50,142
1.250% due 08/13/17	100,000	100,477
1.850% due 04/30/20	100,000	101,522
2.750% due 03/01/23	100,000	104,779
2.750% due 04/30/25	100,000	103,504
3.100% due 07/17/22	50,000	53,281
3.500% due 07/17/25	50,000	54,744
3.600% due 03/01/24	71,000	78,125
4.600% due 07/17/45	35,000	41,569
5.000% due 06/01/18	100,000	107,340
7.900% due 11/01/18	100,000	115,698
Philip Morris International Inc
1.250% due 08/11/17	50,000	50,201
1.875% due 01/15/19	50,000	51,020
2.125% due 05/10/23	25,000	25,120
3.250% due 11/10/24	125,000	134,105
3.375% due 08/11/25	50,000	54,161
4.250% due 11/10/44	30,000	33,059
4.500% due 03/20/42	200,000	225,262
5.650% due 05/16/18	200,000	217,324
6.375% due 05/16/38	100,000	138,668
Reynolds American Inc
4.450% due 06/12/25	200,000	223,870
6.150% due 09/15/43	300,000	393,570
Sysco Corp
2.500% due 07/15/21	35,000	35,811
2.600% due 10/01/20	50,000	51,684
2.600% due 06/12/22	100,000	101,956
3.750% due 10/01/25	25,000	26,813
4.500% due 04/01/46	25,000	26,746
4.850% due 10/01/45	15,000	16,809
The Clorox Co 3.800% due 11/15/21	100,000	108,804
The Coca-Cola Co
0.875% due 10/27/17	30,000	30,051
1.375% due 05/30/19	150,000	151,679
1.875% due 10/27/20	50,000	51,139
2.500% due 04/01/23	200,000	208,359
2.550% due 06/01/26	100,000	103,128
2.875% due 10/27/25	50,000	53,051
3.300% due 09/01/21	100,000	108,713

	Principal Amount	Value
The Estee Lauder Cos Inc 1.700% due 05/10/21	$30,000	$30,387
The JM Smucker Co 4.375% due 03/15/45	350,000	382,304
The Kroger Co
2.600% due 02/01/21	50,000	51,984
3.300% due 01/15/21	100,000	106,401
3.500% due 02/01/26	50,000	54,014
3.850% due 08/01/23	150,000	164,927
5.150% due 08/01/43	25,000	29,971
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	287,524
The Procter & Gamble Co
2.300% due 02/06/22	100,000	104,094
4.700% due 02/15/19	100,000	109,650
5.550% due 03/05/37	200,000	277,871
Tyson Foods Inc 4.500% due 06/15/22	300,000	334,690
Unilever Capital Corp (United Kingdom)
0.850% due 08/02/17	100,000	100,057
5.900% due 11/15/32	50,000	70,330
Wal-Mart Stores Inc
1.125% due 04/11/18	200,000	201,066
3.250% due 10/25/20	100,000	108,257
4.300% due 04/22/44	100,000	117,317
5.000% due 10/25/40	200,000	250,877
5.250% due 09/01/35	125,000	164,613
5.800% due 02/15/18	100,000	107,898
6.500% due 08/15/37	350,000	508,538
Walgreen Co
3.100% due 09/15/22	75,000	77,376
5.250% due 01/15/19	6,000	6,506
Walgreens Boots Alliance Inc
1.750% due 05/30/18	35,000	35,286
2.600% due 06/01/21	65,000	66,146
3.100% due 06/01/23	30,000	30,546
3.450% due 06/01/26	30,000	30,906
3.800% due 11/18/24	200,000	212,362
4.650% due 06/01/46	20,000	21,433
4.800% due 11/18/44	165,000	177,827
Whole Foods Market Inc 5.200% due 12/03/25 ~	50,000	54,033

		17,672,826

Energy - 2.8%

Anadarko Petroleum Corp
3.450% due 07/15/24	100,000	97,957
6.200% due 03/15/40	100,000	112,536
6.375% due 09/15/17	13,000	13,687
6.450% due 09/15/36	150,000	171,935
Apache Corp
3.250% due 04/15/22	200,000	205,164
4.750% due 04/15/43	50,000	51,631
5.100% due 09/01/40	100,000	104,576
5.250% due 02/01/42	25,000	26,052
6.000% due 01/15/37	25,000	28,628
Baker Hughes Inc
5.125% due 09/15/40	50,000	56,629
7.500% due 11/15/18	165,000	186,980
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	98,568
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	200,000	200,741
1.674% due 02/13/18	50,000	50,395
1.676% due 05/03/19	20,000	20,168
2.237% due 05/10/19	200,000	205,464
2.315% due 02/13/20	100,000	102,419
2.750% due 05/10/23	250,000	252,854
3.119% due 05/04/26	25,000	25,464
3.561% due 11/01/21	100,000	107,651

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Buckeye Partners LP 2.650% due 11/15/18	$100,000	$100,793
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	130,955
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	42,522
6.750% due 02/01/39	90,000	101,082
Chevron Corp
1.104% due 12/05/17	100,000	100,248
1.561% due 05/16/19	100,000	101,194
1.790% due 11/16/18	50,000	50,687
2.100% due 05/16/21	100,000	102,053
2.355% due 12/05/22	250,000	254,483
2.419% due 11/17/20	50,000	51,612
2.566% due 05/16/23	100,000	102,238
2.954% due 05/16/26	100,000	103,389
3.191% due 06/24/23	200,000	212,709
3.326% due 11/17/25	50,000	53,528
4.950% due 03/03/19	50,000	54,802
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	198,963
Columbia Pipeline Group Inc 2.450% due 06/01/18	200,000	200,738
ConocoPhillips
5.750% due 02/01/19	150,000	165,124
6.500% due 02/01/39	250,000	322,655
ConocoPhillips Co
3.350% due 11/15/24	350,000	361,195
4.200% due 03/15/21	50,000	54,061
4.950% due 03/15/26	50,000	56,786
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	124,623
Devon Energy Corp
5.000% due 06/15/45	105,000	98,375
5.850% due 12/15/25	50,000	55,279
6.300% due 01/15/19	50,000	54,199
Devon Financing Co LLC 7.875% due 09/30/31	150,000	175,028
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	82,875
5.875% due 09/18/23	50,000	51,625
5.875% due 05/28/45	200,000	174,600
7.625% due 07/23/19	100,000	115,250
Enable Midstream Partners LP 2.400% due 05/15/19	100,000	93,963
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	15,752
7.500% due 04/15/38	50,000	59,008
Enbridge Inc (Canada) 4.500% due 06/10/44	150,000	130,490
Encana Corp (Canada) 3.900% due 11/15/21	200,000	194,451
Energy Transfer Partners LP
3.600% due 02/01/23	400,000	383,991
4.050% due 03/15/25	100,000	98,793
4.900% due 02/01/24	100,000	102,434
5.950% due 10/01/43	100,000	97,008
6.125% due 12/15/45	200,000	208,221
6.500% due 02/01/42	100,000	105,394
9.000% due 04/15/19	50,000	55,927
Enterprise Products Operating LLC
4.450% due 02/15/43	300,000	301,467
4.850% due 03/15/44	300,000	318,195
6.125% due 10/15/39	115,000	136,727
6.500% due 01/31/19	100,000	112,051
6.875% due 03/01/33	150,000	182,087
EOG Resources Inc
3.150% due 04/01/25	350,000	356,016
5.625% due 06/01/19	100,000	110,564
EQT Corp 8.125% due 06/01/19	25,000	27,560

	Principal Amount	Value
Exxon Mobil Corp
1.708% due 03/01/19	$100,000	$101,664
2.222% due 03/01/21	40,000	41,273
2.709% due 03/06/25	300,000	313,746
3.043% due 03/01/26	100,000	106,010
3.176% due 03/15/24	200,000	215,222
4.114% due 03/01/46	65,000	73,351
Halliburton Co
3.250% due 11/15/21	100,000	103,867
3.800% due 11/15/25	45,000	46,867
4.850% due 11/15/35	50,000	54,342
5.000% due 11/15/45	42,000	45,970
6.150% due 09/15/19	100,000	113,692
7.450% due 09/15/39	25,000	34,745
Hess Corp
5.600% due 02/15/41	50,000	50,615
7.125% due 03/15/33	50,000	56,073
8.125% due 02/15/19	100,000	111,507
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	103,569
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	101,917
4.150% due 02/01/24	100,000	100,711
5.300% due 09/15/20	50,000	53,555
5.400% due 09/01/44	250,000	247,717
6.950% due 01/15/38	200,000	221,847
Kinder Morgan Inc
3.050% due 12/01/19	100,000	101,124
5.300% due 12/01/34	70,000	68,650
6.500% due 09/15/20	300,000	330,962
Magellan Midstream Partners LP
5.000% due 03/01/26	50,000	56,697
6.400% due 07/15/18	100,000	108,704
Marathon Oil Corp
2.800% due 11/01/22	100,000	90,834
3.850% due 06/01/25	50,000	46,043
5.200% due 06/01/45	50,000	43,704
6.000% due 10/01/17	50,000	51,818
Marathon Petroleum Corp
2.700% due 12/14/18	50,000	51,153
3.400% due 12/15/20	50,000	51,745
5.850% due 12/15/45	50,000	48,773
6.500% due 03/01/41	100,000	106,859
MPLX LP 4.875% due 12/01/24 ~	250,000	244,060
Nabors Industries Inc 4.625% due 09/15/21	150,000	137,385
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	93,092
3.950% due 12/01/42	100,000	79,754
Nexen Energy ULC (China)
6.200% due 07/30/19	50,000	55,605
7.500% due 07/30/39	300,000	406,333
Noble Energy Inc
4.150% due 12/15/21	100,000	105,282
5.050% due 11/15/44	150,000	151,716
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	105,330
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	150,580
2.700% due 02/15/23	200,000	203,596
4.100% due 02/01/21	100,000	109,543
ONEOK Partners LP
3.375% due 10/01/22	100,000	97,989
8.625% due 03/01/19	150,000	170,039
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	107,595
6.800% due 05/15/38	200,000	264,040
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	100,900
4.250% due 01/15/25	200,000	193,100

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
4.500% due 01/23/26	$250,000	$241,225
4.875% due 01/24/22	100,000	102,475
5.500% due 02/04/19 ~	60,000	63,300
5.500% due 01/21/21	100,000	106,114
5.625% due 01/23/46	150,000	137,287
6.375% due 02/04/21 ~	100,000	108,980
6.500% due 06/02/41	400,000	407,000
6.625% due 06/15/35	200,000	207,200
6.875% due 08/04/26 ~	100,000	112,050
8.000% due 05/03/19	200,000	223,312
Phillips 66
4.300% due 04/01/22	100,000	109,372
4.650% due 11/15/34	200,000	213,966
Pioneer Natural Resources Co
3.950% due 07/15/22	100,000	104,775
4.450% due 01/15/26	50,000	54,606
Plains All American Pipeline LP
4.650% due 10/15/25	100,000	101,197
4.700% due 06/15/44	50,000	42,887
5.000% due 02/01/21	50,000	52,827
6.700% due 05/15/36	100,000	103,171
Schlumberger Investment SA 3.650% due 12/01/23	42,000	45,147
Shell International Finance BV (Netherlands)
1.375% due 05/10/19	100,000	100,337
1.875% due 05/10/21	100,000	100,698
1.900% due 08/10/18	150,000	152,636
2.125% due 05/11/20	100,000	102,128
2.375% due 08/21/22	100,000	102,477
2.875% due 05/10/26	100,000	101,784
3.250% due 05/11/25	100,000	105,081
3.625% due 08/21/42	100,000	96,543
4.000% due 05/10/46	100,000	102,335
4.125% due 05/11/35	263,000	284,342
4.300% due 09/22/19	100,000	108,966
4.550% due 08/12/43	250,000	278,859
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	103,798
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	96,262
Spectra Energy Partners LP 2.950% due 09/25/18	189,000	192,724
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	101,371
2.900% due 11/08/20	90,000	93,801
3.150% due 01/23/22	100,000	105,082
3.700% due 03/01/24	200,000	216,341
3.950% due 05/15/43	300,000	312,398
5.250% due 04/15/19	100,000	110,163
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	98,791
Total Capital Canada Ltd (France) 1.450% due 01/15/18	150,000	151,134
Total Capital International SA (France) 3.700% due 01/15/24	200,000	218,979
Total Capital SA (France)
2.125% due 08/10/18	100,000	102,048
4.125% due 01/28/21	100,000	110,419
4.450% due 06/24/20	200,000	221,970
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	99,431
3.750% due 10/16/23	100,000	107,200
7.125% due 01/15/19	100,000	112,591
7.250% due 08/15/38	300,000	406,907
7.625% due 01/15/39	50,000	70,519
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	136,986
Valero Energy Corp
6.125% due 02/01/20	50,000	56,481
6.625% due 06/15/37	150,000	164,567

	Principal Amount	Value
Western Gas Partners LP 5.375% due 06/01/21	$200,000	$211,106
Williams Partners LP
3.600% due 03/15/22	100,000	94,797
4.000% due 11/15/21	100,000	97,665
4.000% due 09/15/25	100,000	91,939
5.100% due 09/15/45	100,000	86,119
6.300% due 04/15/40	20,000	19,038
XTO Energy Inc 6.500% due 12/15/18	100,000	112,505

		23,570,743

Financials - 10.5%

Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	50,068
Aflac Inc
3.625% due 06/15/23	200,000	215,012
4.000% due 02/15/22	100,000	110,416
6.900% due 12/17/39	15,000	21,209
African Development Bank (Multi-National)
0.875% due 03/15/18	100,000	100,141
1.375% due 02/12/20	200,000	202,283
Alexandria Real Estate Equities Inc REIT
3.950% due 01/15/27	25,000	25,927
4.500% due 07/30/29	20,000	20,853
Alleghany Corp 4.950% due 06/27/22	100,000	111,518
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	105,806
American Express Co
2.650% due 12/02/22	150,000	152,205
4.050% due 12/03/42	125,000	131,494
7.000% due 03/19/18	100,000	109,277
American Express Credit Corp
1.800% due 07/31/18	100,000	100,916
1.875% due 11/05/18	80,000	80,878
2.125% due 07/27/18	250,000	253,929
2.125% due 03/18/19	100,000	102,100
2.375% due 05/26/20	100,000	102,379
American Honda Finance Corp
1.550% due 12/11/17	100,000	100,851
2.125% due 10/10/18	100,000	102,707
2.450% due 09/24/20	150,000	155,896
American International Group Inc
3.750% due 07/10/25	35,000	35,755
3.875% due 01/15/35	100,000	96,111
3.900% due 04/01/26	300,000	309,928
4.375% due 01/15/55	100,000	92,940
4.700% due 07/10/35	50,000	51,883
4.800% due 07/10/45	50,000	50,913
5.850% due 01/16/18	200,000	213,347
American Tower Corp REIT
3.375% due 10/15/26	100,000	100,787
3.450% due 09/15/21	200,000	208,443
4.700% due 03/15/22	200,000	221,010
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	108,389
7.300% due 06/28/19	20,000	23,195
Aon Corp 5.000% due 09/30/20	50,000	55,904
Aon PLC 4.250% due 12/12/42	200,000	196,024
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	217,537
Ares Capital Corp 3.875% due 01/15/20	30,000	31,057
Asian Development Bank (Multi-National)
0.750% due 07/28/17	500,000	500,320
1.375% due 01/15/19	250,000	253,268
1.375% due 03/23/20	200,000	202,292

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
1.875% due 10/23/18	$100,000	$102,458
2.000% due 01/22/25	300,000	308,964
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	251,116
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	36,074
3.625% due 10/01/20	100,000	106,848
AXA SA (France) 8.600% due 12/15/30	75,000	103,125
AXIS Specialty Finance LLC 5.875% due 06/01/20	50,000	55,993
Bank of America Corp
1.700% due 08/25/17	300,000	301,212
2.250% due 04/21/20	150,000	150,988
2.600% due 01/15/19	200,000	204,779
2.625% due 04/19/21	150,000	152,462
2.650% due 04/01/19	67,000	68,742
3.300% due 01/11/23	350,000	360,862
3.500% due 04/19/26	150,000	155,487
3.875% due 08/01/25	100,000	106,639
3.950% due 04/21/25	200,000	203,725
4.100% due 07/24/23	300,000	322,020
4.200% due 08/26/24	285,000	295,245
4.450% due 03/03/26	85,000	89,124
4.750% due 04/21/45	85,000	87,241
4.875% due 04/01/44	200,000	228,553
5.000% due 01/21/44	200,000	232,408
5.625% due 07/01/20	200,000	225,231
5.650% due 05/01/18	150,000	160,817
5.700% due 01/24/22	150,000	173,926
6.110% due 01/29/37	250,000	296,504
6.400% due 08/28/17	100,000	105,546
6.875% due 04/25/18	200,000	218,444
7.625% due 06/01/19	150,000	173,794
7.750% due 05/14/38	200,000	282,632
Bank of Montreal (Canada) 1.450% due 04/09/18	200,000	201,003
Barclays Bank PLC (United Kingdom) 5.140% due 10/14/20	250,000	265,214
Barclays PLC (United Kingdom)
2.750% due 11/08/19	200,000	199,093
2.875% due 06/08/20	250,000	246,879
4.375% due 01/12/26	200,000	202,630
BB&T Corp
2.050% due 06/19/18	100,000	101,649
2.450% due 01/15/20	100,000	102,846
2.625% due 06/29/20	50,000	51,683
3.950% due 03/22/22	200,000	214,833
Berkshire Hathaway Finance Corp
1.700% due 03/15/19	60,000	61,004
4.300% due 05/15/43	200,000	223,678
5.400% due 05/15/18	400,000	432,877
5.750% due 01/15/40	25,000	33,287
Berkshire Hathaway Inc
2.200% due 03/15/21	35,000	36,133
3.000% due 02/11/23	50,000	52,872
3.125% due 03/15/26	35,000	36,763
3.400% due 01/31/22	100,000	108,026
BlackRock Inc 5.000% due 12/10/19	100,000	112,048
BNP Paribas SA (France)
2.375% due 09/14/17	100,000	101,458
2.400% due 12/12/18	150,000	152,984
2.450% due 03/17/19	100,000	102,164
5.000% due 01/15/21	200,000	224,846
Boston Properties LP REIT
3.700% due 11/15/18	200,000	209,495
4.125% due 05/15/21	100,000	109,150
BPCE SA (France) 2.500% due 07/15/19	250,000	256,472

	Principal Amount	Value
Brixmor Operating Partnership LP REIT 4.125% due 06/15/26	$50,000	$51,441
Camden Property Trust REIT 3.500% due 09/15/24	100,000	103,824
Capital One Bank USA NA 8.800% due 07/15/19	50,000	59,142
Capital One Financial Corp 3.200% due 02/05/25	200,000	202,336
Capital One NA
1.500% due 09/05/17	250,000	249,956
2.350% due 08/17/18	250,000	253,681
Caterpillar Financial Services Corp
2.750% due 08/20/21	135,000	142,569
5.450% due 04/15/18	400,000	430,092
CBRE Services Inc REIT 4.875% due 03/01/26	100,000	102,479
Chubb INA Holdings Inc
2.300% due 11/03/20	400,000	411,173
2.700% due 03/13/23	25,000	25,725
3.150% due 03/15/25	100,000	104,585
4.150% due 03/13/43	25,000	27,954
5.900% due 06/15/19	15,000	16,901
Citigroup Inc
1.700% due 04/27/18	300,000	300,614
2.500% due 07/29/19	100,000	101,938
2.650% due 10/26/20	250,000	254,689
2.700% due 03/30/21	50,000	51,019
3.400% due 05/01/26	100,000	102,834
3.750% due 06/16/24	100,000	105,476
3.875% due 03/26/25	100,000	101,244
4.000% due 08/05/24	50,000	51,509
4.050% due 07/30/22	500,000	529,250
4.300% due 11/20/26	100,000	103,296
4.400% due 06/10/25	400,000	418,286
4.500% due 01/14/22	60,000	66,410
4.750% due 05/18/46	50,000	50,296
5.300% due 05/06/44	400,000	433,800
6.125% due 08/25/36	100,000	119,805
8.125% due 07/15/39	200,000	313,100
Citizens Financial Group Inc 4.350% due 08/01/25	100,000	105,479
CME Group Inc ‘A’
3.000% due 09/15/22	50,000	53,128
3.000% due 03/15/25	50,000	52,313
CNA Financial Corp
4.500% due 03/01/26	50,000	53,349
7.350% due 11/15/19	15,000	17,348
Comerica Bank 4.000% due 07/27/25	250,000	258,596
Commonwealth Bank of Australia (Australia)
1.900% due 09/18/17	250,000	252,314
2.300% due 03/12/20	250,000	254,917
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	261,624
3.875% due 02/08/22	200,000	217,471
3.950% due 11/09/22	250,000	258,942
5.250% due 05/24/41	200,000	249,581
Corp Andina de Fomento (Multi-National)
2.000% due 05/10/19	300,000	303,726
8.125% due 06/04/19	25,000	29,534
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	50,623
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	100,496
1.625% due 03/16/21	200,000	203,147
Credit Suisse AG NY (Switzerland)
2.300% due 05/28/19	300,000	304,156
4.375% due 08/05/20	350,000	379,445

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	$250,000	$245,254
3.800% due 09/15/22	250,000	251,458
3.800% due 06/09/23 ~	250,000	249,881
Crown Castle International Corp REIT
3.400% due 02/15/21	30,000	31,354
3.700% due 06/15/26	35,000	36,095
4.450% due 02/15/26	35,000	38,089
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	81,398
DDR Corp REIT 3.375% due 05/15/23	100,000	99,713
Deutsche Bank AG (Germany)
3.700% due 05/30/24	285,000	283,909
6.000% due 09/01/17	300,000	313,099
Digital Realty Trust LP REIT 3.950% due 07/01/22	100,000	104,902
Discover Bank 2.000% due 02/21/18	250,000	250,908
Duke Realty LP REIT 3.875% due 10/15/22	200,000	212,364
ERP Operating LP REIT
4.500% due 06/01/45	75,000	84,387
4.625% due 12/15/21	60,000	67,840
Essex Portfolio LP REIT
3.375% due 04/15/26	50,000	51,157
3.875% due 05/01/24	50,000	53,292
European Bank for Reconstruction & Development (Multi-National)
1.625% due 04/10/18	100,000	101,174
1.750% due 11/26/19	200,000	204,682
1.875% due 02/23/22	400,000	410,740
European Investment Bank (Multi-National)
1.000% due 03/15/18	550,000	551,863
1.000% due 06/15/18	200,000	200,542
1.125% due 09/15/17	650,000	652,756
1.250% due 05/15/19	200,000	201,442
1.625% due 03/16/20	300,000	305,513
1.750% due 06/17/19	600,000	612,990
2.875% due 09/15/20	250,000	266,896
3.250% due 01/29/24	600,000	672,256
4.875% due 02/15/36	425,000	573,678
Export-Import Bank of Korea (South Korea)
1.750% due 05/26/19	200,000	201,952
2.375% due 08/12/19	300,000	307,841
5.000% due 04/11/22	200,000	231,562
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	54,767
Fifth Third Bancorp 8.250% due 03/01/38	25,000	37,617
Fifth Third Bank
1.450% due 02/28/18	200,000	201,038
2.875% due 10/01/21	300,000	310,124
FMS Wertmanagement AoeR (Germany)
1.000% due 11/21/17	200,000	200,642
1.750% due 03/17/20	300,000	306,672
Ford Motor Credit Co LLC
2.875% due 10/01/18	200,000	205,297
2.943% due 01/08/19	200,000	205,954
3.096% due 05/04/23	200,000	203,133
4.375% due 08/06/23	200,000	217,786
5.875% due 08/02/21	250,000	287,077
6.625% due 08/15/17	250,000	263,957
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,914
GE Capital International Funding Co Unlimited Co
2.342% due 11/15/20 ~	1,000,000	1,034,283
4.418% due 11/15/35 ~	413,000	464,223

	Principal Amount	Value
General Motors Financial Co Inc
2.400% due 05/09/19	$200,000	$200,377
3.150% due 01/15/20	200,000	202,641
3.700% due 11/24/20	100,000	102,852
3.700% due 05/09/23	200,000	201,597
4.000% due 01/15/25	300,000	304,210
4.750% due 08/15/17	300,000	309,638
HCP Inc REIT
3.400% due 02/01/25	100,000	96,916
4.250% due 11/15/23	93,000	96,702
5.375% due 02/01/21	150,000	166,929
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	100,923
HSBC Bank USA NA 4.875% due 08/24/20	100,000	108,711
HSBC Finance Corp 6.676% due 01/15/21	211,000	236,219
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	250,000	252,789
3.900% due 05/25/26	200,000	206,671
4.000% due 03/30/22	100,000	105,208
4.250% due 08/18/25	200,000	202,290
4.875% due 01/14/22	100,000	109,824
6.500% due 09/15/37	300,000	363,559
6.800% due 06/01/38	150,000	187,526
HSBC USA Inc
2.000% due 08/07/18	100,000	100,356
3.500% due 06/23/24	500,000	514,386
Inter-American Development Bank (Multi-National)
0.875% due 03/15/18	300,000	300,927
1.125% due 08/28/18	300,000	301,920
1.125% due 09/12/19	175,000	175,803
1.500% due 09/25/18	300,000	304,260
1.750% due 04/14/22	300,000	305,743
2.000% due 06/02/26	150,000	154,162
2.125% due 11/09/20	200,000	208,180
3.200% due 08/07/42	100,000	109,960
4.250% due 09/10/18	125,000	134,276
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	108,567
International Bank for Reconstruction & Development (Multi-National)
1.000% due 11/15/17	900,000	903,931
1.250% due 07/26/19	250,000	253,076
1.375% due 05/24/21	400,000	402,831
1.625% due 03/09/21	200,000	204,018
1.625% due 02/10/22	300,000	304,763
1.875% due 03/15/19	300,000	308,369
1.875% due 10/07/19	400,000	411,590
2.125% due 11/01/20	200,000	208,425
2.125% due 02/13/23	100,000	104,443
7.625% due 01/19/23	100,000	138,648
International Finance Corp (Multi-National)
0.875% due 06/15/18	100,000	100,142
1.750% due 09/04/18	200,000	204,141
1.750% due 09/16/19	200,000	204,896
2.125% due 11/17/17	200,000	203,866
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	200,000	205,276
Invesco Finance PLC 5.375% due 11/30/43	200,000	235,537
Jefferies Group LLC
5.125% due 01/20/23	150,000	157,816
8.500% due 07/15/19	125,000	142,951
JPMorgan Chase & Co
1.625% due 05/15/18	350,000	351,779
1.800% due 01/25/18	200,000	201,627
1.850% due 03/22/19	300,000	303,225
2.000% due 08/15/17	250,000	252,373
2.200% due 10/22/19	400,000	406,777

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-14

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
2.350% due 01/28/19	$200,000	$205,008
2.400% due 06/07/21	50,000	50,722
3.200% due 06/15/26	100,000	102,965
3.250% due 09/23/22	400,000	418,580
3.625% due 05/13/24	200,000	212,681
4.250% due 10/15/20	250,000	272,674
4.350% due 08/15/21	200,000	220,204
4.400% due 07/22/20	200,000	218,398
4.950% due 06/01/45	200,000	220,271
5.500% due 10/15/40	100,000	125,712
5.600% due 07/15/41	100,000	127,162
6.300% due 04/23/19	250,000	281,231
6.400% due 05/15/38	300,000	411,911
KeyCorp
2.300% due 12/13/18	100,000	101,688
2.900% due 09/15/20	120,000	124,249
5.100% due 03/24/21	100,000	112,623
KFW (Germany)
1.000% due 01/26/18	1,000,000	1,003,402
1.000% due 06/11/18	700,000	702,370
1.875% due 04/01/19	200,000	205,458
1.875% due 06/30/20	500,000	514,761
2.000% due 10/04/22	250,000	258,008
2.000% due 05/02/25	400,000	410,781
2.125% due 01/17/23	650,000	676,604
2.375% due 08/25/21	250,000	263,454
4.000% due 01/27/20	100,000	110,145
4.375% due 03/15/18	200,000	212,030
4.500% due 07/16/18	100,000	107,342
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	105,013
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	102,037
6.875% due 10/01/19	25,000	28,851
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	101,238
1.750% due 04/15/19	225,000	230,276
2.000% due 01/13/25	200,000	205,222
Legg Mason Inc 4.750% due 03/15/26	50,000	52,854
Leucadia National Corp 6.625% due 10/23/43	100,000	86,474
Liberty Property LP REIT 4.400% due 02/15/24	94,000	101,473
Lincoln National Corp 8.750% due 07/01/19	115,000	136,127
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	203,625
Lloyds Banking Group PLC (United Kingdom)
4.500% due 11/04/24	300,000	305,004
4.582% due 12/10/25 ~	200,000	201,531
Loews Corp 2.625% due 05/15/23	150,000	151,394
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	28,239
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	250,299
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	53,611
5.375% due 03/04/46	50,000	58,607
Markel Corp 5.350% due 06/01/21	150,000	168,227
Marsh & McLennan Cos Inc
2.550% due 10/15/18	50,000	51,150
3.500% due 03/10/25	75,000	78,112
3.750% due 03/14/26	100,000	105,729
MetLife Inc
3.600% due 04/10/24	300,000	316,855
5.700% due 06/15/35	100,000	121,883
5.875% due 02/06/41	200,000	249,396
6.375% due 06/15/34	100,000	129,381

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan) 3.850% due 03/01/26	$200,000	$218,576
Moody’s Corp 4.875% due 02/15/24	50,000	56,821
Morgan Stanley
2.125% due 04/25/18	600,000	606,547
2.500% due 01/24/19	300,000	306,252
4.100% due 05/22/23	600,000	624,794
4.300% due 01/27/45	400,000	422,103
4.350% due 09/08/26	90,000	94,394
4.875% due 11/01/22	100,000	109,669
5.500% due 07/28/21	250,000	285,819
5.625% due 09/23/19	200,000	222,066
5.750% due 01/25/21	200,000	228,283
5.950% due 12/28/17	200,000	212,756
6.625% due 04/01/18	250,000	271,151
7.250% due 04/01/32	100,000	139,044
MUFG Union Bank NA 2.625% due 09/26/18	250,000	255,554
Nasdaq Inc 5.550% due 01/15/20	100,000	110,709
National Australia Bank Ltd (Australia) 3.000% due 01/20/23	200,000	209,467
National City Corp 6.875% due 05/15/19	200,000	225,579
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	101,645
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	107,336
4.750% due 04/30/43 §	200,000	196,500
8.000% due 03/01/32	50,000	75,041
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,811
Nordic Investment Bank (Multi-National) 1.125% due 03/19/18	300,000	302,251
Northern Trust Corp 3.375% due 08/23/21	50,000	53,887
Oesterreichische Kontrollbank AG (Austria)
1.125% due 05/29/18	150,000	150,616
1.375% due 02/10/20	200,000	201,503
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24	100,000	104,240
PACCAR Financial Corp 1.650% due 02/25/19	150,000	152,283
PNC Bank NA
1.850% due 07/20/18	250,000	252,839
2.250% due 07/02/19	250,000	255,479
2.950% due 02/23/25	300,000	310,331
PNC Funding Corp 5.125% due 02/08/20	100,000	111,944
Principal Financial Group Inc
1.850% due 11/15/17	100,000	100,581
4.625% due 09/15/42	100,000	106,253
Private Export Funding Corp
2.300% due 09/15/20	150,000	154,454
2.450% due 07/15/24	100,000	104,590
4.300% due 12/15/21	25,000	28,607
Prologis LP REIT
2.750% due 02/15/19	43,000	44,219
3.350% due 02/01/21	100,000	105,920
Prospect Capital Corp 5.000% due 07/15/19	100,000	99,355
Protective Life Corp 8.450% due 10/15/39	25,000	35,104
Prudential Financial Inc
5.200% due 03/15/44 §	100,000	98,175
5.625% due 05/12/41	50,000	59,388
5.875% due 09/15/42 §	100,000	108,250
6.200% due 11/15/40	50,000	61,791
6.625% due 06/21/40	50,000	65,019
7.375% due 06/15/19	320,000	371,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-15

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Realty Income Corp REIT
4.650% due 08/01/23	$50,000	$55,217
5.875% due 03/15/35	50,000	60,851
Regency Centers LP REIT 4.800% due 04/15/21	100,000	109,884
Regions Financial Corp
2.000% due 05/15/18	50,000	50,109
3.200% due 02/08/21	50,000	51,524
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	61,983
Royal Bank of Canada (Canada)
1.200% due 09/19/17	100,000	100,235
1.500% due 01/16/18	200,000	200,873
1.625% due 04/15/19	100,000	100,936
2.000% due 12/10/18	100,000	101,893
2.150% due 03/06/20	100,000	101,787
2.200% due 09/23/19	200,000	205,404
4.650% due 01/27/26	400,000	429,021
S&P Global Inc
4.000% due 06/15/25	50,000	54,706
4.400% due 02/15/26	100,000	112,509
Santander Bank NA 2.000% due 01/12/18	150,000	149,971
Santander Holdings USA Inc 2.700% due 05/24/19	50,000	50,158
Santander UK Group Holdings PLC (United Kingdom) 3.125% due 01/08/21	150,000	150,522
Santander UK PLC (United Kingdom)
2.000% due 08/24/18	67,000	67,121
4.000% due 03/13/24	100,000	107,517
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	50,239
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	202,123
2.200% due 02/01/19	150,000	153,350
4.250% due 10/01/44	200,000	216,507
Sumitomo Mitsui Banking Corp (Japan)
2.500% due 07/19/18	300,000	306,295
3.400% due 07/11/24	300,000	319,481
Sumitomo Mitsui Financial Group Inc (Japan)
2.934% due 03/09/21	100,000	104,307
3.784% due 03/09/26	100,000	109,088
SunTrust Banks Inc
2.500% due 05/01/19	50,000	51,119
2.900% due 03/03/21	100,000	103,659
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	203,882
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	251,658
Synchrony Financial
2.600% due 01/15/19	50,000	50,560
3.750% due 08/15/21	200,000	207,443
Tanger Properties LP REIT 3.750% due 12/01/24	50,000	51,567
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	104,285
The Allstate Corp 5.750% due 08/15/53 §	200,000	205,475
The Bank of New York Mellon Corp
1.350% due 03/06/18	25,000	25,153
2.050% due 05/03/21	50,000	50,825
2.100% due 01/15/19	100,000	102,270
2.600% due 08/17/20	500,000	518,869
2.800% due 05/04/26	50,000	51,956
3.400% due 05/15/24	100,000	107,323
The Bank of Nova Scotia (Canada)
1.300% due 07/21/17	150,000	150,297
1.450% due 04/25/18	100,000	100,383
1.650% due 06/14/19	100,000	100,643

	Principal Amount	Value
1.700% due 06/11/18	$150,000	$151,423
2.050% due 06/05/19	100,000	101,741
2.450% due 03/22/21	250,000	257,076
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	272,585
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,862
3.225% due 09/01/22	25,000	26,641
The Chubb Corp 5.750% due 05/15/18	50,000	54,255
The Goldman Sachs Group Inc
2.375% due 01/22/18	300,000	304,219
2.600% due 04/23/20	150,000	152,644
2.625% due 01/31/19	400,000	409,641
2.875% due 02/25/21	100,000	102,622
2.900% due 07/19/18	300,000	308,003
3.500% due 01/23/25	150,000	154,474
3.625% due 01/22/23	400,000	420,345
3.750% due 05/22/25	150,000	157,018
3.750% due 02/25/26	60,000	63,078
4.750% due 10/21/45	100,000	110,726
5.150% due 05/22/45	280,000	292,895
5.250% due 07/27/21	150,000	169,665
5.375% due 03/15/20	300,000	334,254
6.125% due 02/15/33	150,000	187,645
6.150% due 04/01/18	100,000	107,840
6.750% due 10/01/37	200,000	247,594
7.500% due 02/15/19	250,000	285,866
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	170,831
The Huntington National Bank 2.400% due 04/01/20	300,000	304,783
The Korea Development Bank (South Korea) 2.875% due 08/22/18	200,000	206,147
The Progressive Corp 3.750% due 08/23/21	100,000	110,105
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	100,000	100,400
1.750% due 07/23/18	75,000	75,791
1.950% due 01/22/19	100,000	101,552
2.250% due 11/05/19	100,000	102,667
2.500% due 12/14/20	50,000	51,756
The Travelers Cos Inc
5.750% due 12/15/17	50,000	53,267
6.250% due 06/15/37	125,000	173,647
Torchmark Corp 9.250% due 06/15/19	50,000	59,767
Toyota Motor Credit Corp
1.200% due 04/06/18	50,000	50,209
1.250% due 10/05/17	300,000	301,281
1.375% due 01/10/18	250,000	251,808
1.900% due 04/08/21	100,000	101,721
2.625% due 01/10/23	100,000	105,125
4.250% due 01/11/21	100,000	111,718
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	135,859
UBS AG (Switzerland) 2.375% due 08/14/19	400,000	410,052
UDR Inc REIT 3.700% due 10/01/20	100,000	106,105
Unum Group 3.875% due 11/05/25	50,000	51,040
US Bancorp
2.950% due 07/15/22	250,000	260,405
3.600% due 09/11/24	400,000	431,519
US Bank NA 1.400% due 04/26/19	250,000	251,607
Ventas Realty LP REIT
3.125% due 06/15/23	90,000	91,966
4.000% due 04/30/19	100,000	105,442
4.125% due 01/15/26	31,000	33,395

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-16

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Vornado Realty LP REIT 5.000% due 01/15/22	$100,000	$109,105
Voya Financial Inc
3.650% due 06/15/26	50,000	50,386
4.800% due 06/15/46	30,000	30,040
Wachovia Corp
5.500% due 08/01/35	200,000	234,238
5.750% due 02/01/18	100,000	107,047
Weingarten Realty Investors REIT 3.375% due 10/15/22	200,000	204,233
Wells Fargo & Co
1.500% due 01/16/18	100,000	100,583
2.125% due 04/22/19	100,000	102,275
2.500% due 03/04/21	150,000	153,933
2.550% due 12/07/20	170,000	175,026
3.000% due 04/22/26	150,000	153,092
3.450% due 02/13/23	300,000	310,809
3.500% due 03/08/22	550,000	590,489
3.900% due 05/01/45	300,000	316,101
4.100% due 06/03/26	300,000	320,929
4.125% due 08/15/23	300,000	323,407
4.600% due 04/01/21	200,000	223,651
5.375% due 02/07/35	100,000	122,137
5.606% due 01/15/44	100,000	120,067
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	137,516
Welltower Inc REIT
4.250% due 04/01/26	150,000	161,652
4.500% due 01/15/24	150,000	162,974
Westpac Banking Corp (Australia)
1.500% due 12/01/17	100,000	100,512
1.950% due 11/23/18	200,000	202,714
2.000% due 08/14/17	300,000	302,993
2.300% due 05/26/20	100,000	102,010
4.875% due 11/19/19	25,000	27,672
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	132,695
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	111,972
WP Carey Inc REIT 4.600% due 04/01/24	100,000	102,804
WR Berkley Corp 6.250% due 02/15/37	50,000	61,959
XLIT Ltd (Ireland)
2.300% due 12/15/18	250,000	252,724
5.250% due 12/15/43	50,000	54,491

		88,604,550

Health Care - 2.6%

Abbott Laboratories
2.950% due 03/15/25	100,000	102,030
5.125% due 04/01/19	80,000	87,910
6.150% due 11/30/37	25,000	33,028
AbbVie Inc
1.750% due 11/06/17	200,000	201,250
1.800% due 05/14/18	95,000	95,714
2.000% due 11/06/18	150,000	151,618
2.300% due 05/14/21	100,000	101,340
2.500% due 05/14/20	150,000	153,690
2.850% due 05/14/23	50,000	50,563
3.200% due 11/06/22	70,000	72,493
3.200% due 05/14/26	100,000	101,318
3.600% due 05/14/25	175,000	183,717
4.300% due 05/14/36	50,000	51,095
4.400% due 11/06/42	125,000	127,955
4.450% due 05/14/46	100,000	101,893
4.500% due 05/14/35	160,000	167,430
4.700% due 05/14/45	50,000	53,125
Actavis Funding SCS
2.350% due 03/12/18	380,000	385,338
2.450% due 06/15/19	65,000	66,065

	Principal Amount	Value
3.000% due 03/12/20	$70,000	$72,188
3.800% due 03/15/25	70,000	72,966
4.550% due 03/15/35	320,000	328,898
4.750% due 03/15/45	30,000	31,539
Actavis Inc
3.250% due 10/01/22	100,000	102,699
4.625% due 10/01/42	100,000	103,701
Aetna Inc
1.700% due 06/07/18	30,000	30,255
1.900% due 06/07/19	35,000	35,484
2.400% due 06/15/21	55,000	56,271
2.750% due 11/15/22	125,000	127,639
2.800% due 06/15/23	25,000	25,597
3.200% due 06/15/26	80,000	82,565
3.500% due 11/15/24	100,000	105,735
3.950% due 09/01/20	50,000	53,722
4.125% due 11/15/42	100,000	102,010
4.250% due 06/15/36	40,000	41,468
4.375% due 06/15/46	55,000	57,179
Agilent Technologies Inc 3.200% due 10/01/22	100,000	103,121
Allergan Inc 2.800% due 03/15/23	25,000	24,904
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	105,854
Amgen Inc
3.625% due 05/22/24	100,000	107,519
5.150% due 11/15/41	174,000	198,798
5.700% due 02/01/19	100,000	110,863
5.750% due 03/15/40	400,000	491,951
6.400% due 02/01/39	225,000	295,119
Anthem Inc
1.875% due 01/15/18	75,000	75,453
2.250% due 08/15/19	200,000	201,933
3.300% due 01/15/23	75,000	77,594
4.625% due 05/15/42	100,000	105,366
4.650% due 01/15/43	50,000	52,417
AstraZeneca PLC (United Kingdom)
1.750% due 11/16/18	50,000	50,678
2.375% due 11/16/20	100,000	102,762
3.375% due 11/16/25	100,000	104,868
4.000% due 09/18/42	25,000	25,835
4.375% due 11/16/45	25,000	27,356
5.900% due 09/15/17	100,000	105,685
6.450% due 09/15/37	100,000	136,834
Baxalta Inc
2.875% due 06/23/20	150,000	152,595
4.000% due 06/23/25	50,000	52,214
5.250% due 06/23/45	30,000	32,635
Becton Dickinson & Co
3.125% due 11/08/21	100,000	105,065
3.734% due 12/15/24	129,000	139,260
3.875% due 05/15/24	100,000	109,060
6.000% due 05/15/39	300,000	385,749
Biogen Inc 5.200% due 09/15/45	300,000	338,912
Boston Scientific Corp 2.650% due 10/01/18	100,000	102,274
Bristol-Myers Squibb Co
1.750% due 03/01/19	100,000	101,916
3.250% due 08/01/42	100,000	99,823
Cardinal Health Inc
1.950% due 06/15/18	50,000	50,604
3.200% due 06/15/22	100,000	105,827
3.750% due 09/15/25	50,000	54,527
4.900% due 09/15/45	50,000	55,989
Catholic Health Initiatives 4.350% due 11/01/42	150,000	151,765
Celgene Corp
2.125% due 08/15/18	150,000	152,320
2.250% due 05/15/19	200,000	203,475

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-17

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
3.250% due 08/15/22	$100,000	$103,441
3.875% due 08/15/25	100,000	106,918
4.000% due 08/15/23	100,000	107,920
Cigna Corp
4.375% due 12/15/20	200,000	217,466
4.500% due 03/15/21	100,000	109,907
Covidien International Finance SA 6.000% due 10/15/17	125,000	132,919
CR Bard Inc 3.000% due 05/15/26	50,000	51,381
Dignity Health 5.267% due 11/01/64	100,000	119,613
Eli Lilly & Co 5.500% due 03/15/27	100,000	129,222
Express Scripts Holding Co
3.000% due 07/15/23 #	50,000	50,149
3.300% due 02/25/21	300,000	314,949
3.400% due 03/01/27 #	20,000	20,066
4.800% due 07/15/46 #	15,000	15,050
Gilead Sciences Inc
1.850% due 09/04/18	40,000	40,722
2.550% due 09/01/20	100,000	103,980
3.250% due 09/01/22	170,000	181,205
3.650% due 03/01/26	100,000	108,933
4.400% due 12/01/21	100,000	113,002
4.500% due 02/01/45	210,000	229,628
4.600% due 09/01/35	45,000	50,097
4.750% due 03/01/46	50,000	56,915
GlaxoSmithKline Capital Inc (United Kingdom)
5.650% due 05/15/18	200,000	217,094
6.375% due 05/15/38	100,000	143,477
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	210,649
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	82,879
Humana Inc
3.850% due 10/01/24	100,000	107,032
4.625% due 12/01/42	100,000	104,410
Johnson & Johnson
1.125% due 03/01/19	30,000	30,186
1.650% due 12/05/18	150,000	152,845
1.650% due 03/01/21	50,000	50,916
2.050% due 03/01/23	50,000	51,238
2.450% due 12/05/21	150,000	158,765
2.450% due 03/01/26	50,000	51,772
3.550% due 03/01/36	25,000	27,635
3.700% due 03/01/46	25,000	28,246
4.850% due 05/15/41	50,000	65,444
5.550% due 08/15/17	50,000	52,677
5.950% due 08/15/37	100,000	148,388
Laboratory Corp of America Holdings
4.625% due 11/15/20	100,000	109,173
4.700% due 02/01/45	50,000	53,617
Life Technologies Corp 6.000% due 03/01/20	100,000	112,956
McKesson Corp 3.796% due 03/15/24	300,000	325,472
Medco Health Solutions Inc
4.125% due 09/15/20	50,000	53,977
7.125% due 03/15/18	200,000	218,441
Medtronic Inc
1.375% due 04/01/18	250,000	251,647
1.500% due 03/15/18	55,000	55,502
2.500% due 03/15/20	55,000	57,076
2.750% due 04/01/23	50,000	51,490
3.150% due 03/15/22	125,000	133,517
3.500% due 03/15/25	380,000	414,915
4.375% due 03/15/35	65,000	73,442
4.450% due 03/15/20	25,000	27,647

	Principal Amount	Value
4.500% due 03/15/42	$100,000	$113,414
4.625% due 03/15/45	80,000	94,378
Merck & Co Inc
1.100% due 01/31/18	100,000	100,575
2.400% due 09/15/22	100,000	103,045
2.750% due 02/10/25	200,000	209,457
3.600% due 09/15/42	300,000	309,577
4.150% due 05/18/43	100,000	112,980
6.500% due 12/01/33	50,000	70,511
6.550% due 09/15/37	50,000	72,489
Mylan Inc 2.600% due 06/24/18	100,000	101,318
Mylan NV
2.500% due 06/07/19 ~	60,000	60,839
3.150% due 06/15/21 ~	100,000	101,664
3.950% due 06/15/26 ~	100,000	101,365
5.250% due 06/15/46 ~	65,000	68,517
Novartis Capital Corp (Switzerland)
2.400% due 09/21/22	75,000	77,942
3.000% due 11/20/25	100,000	106,402
3.400% due 05/06/24	150,000	164,205
4.000% due 11/20/45	100,000	114,382
4.400% due 04/24/20	50,000	55,737
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	125,000	138,021
Perrigo Co PLC 2.300% due 11/08/18	250,000	252,295
Pfizer Inc
1.500% due 06/15/18	150,000	151,541
3.400% due 05/15/24	550,000	602,706
6.200% due 03/15/19	150,000	169,476
Quest Diagnostics Inc
2.500% due 03/30/20	300,000	302,730
4.750% due 01/30/20	15,000	16,466
Sanofi (France) 4.000% due 03/29/21	200,000	221,511
St Jude Medical Inc 3.250% due 04/15/23	100,000	103,232
Stryker Corp
4.100% due 04/01/43	100,000	102,346
4.375% due 05/15/44	300,000	321,958
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	203,567
Thermo Fisher Scientific Inc
3.000% due 04/15/23	70,000	71,390
3.150% due 01/15/23	100,000	102,361
3.650% due 12/15/25	100,000	105,249
4.150% due 02/01/24	100,000	109,357
UnitedHealth Group Inc
1.625% due 03/15/19	250,000	252,657
1.900% due 07/16/18	60,000	60,988
2.700% due 07/15/20	30,000	31,266
3.750% due 07/15/25	75,000	82,290
4.625% due 11/15/41	300,000	343,323
4.750% due 07/15/45	50,000	60,687
6.875% due 02/15/38	250,000	365,734
Wyeth LLC
5.950% due 04/01/37	50,000	66,744
6.500% due 02/01/34	100,000	137,504
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	104,350
3.550% due 04/01/25	70,000	72,315
4.250% due 08/15/35	20,000	20,124
4.450% due 08/15/45	365,000	373,214
Zoetis Inc 3.250% due 02/01/23	300,000	306,182

		21,992,797

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-18

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Industrials - 1.8%

3M Co 2.000% due 06/26/22	$400,000	$410,164
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	104,278
Air Lease Corp
2.625% due 09/04/18	150,000	150,047
3.375% due 01/15/19	100,000	102,250
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	168,031	182,944
Boeing Capital Corp 4.700% due 10/27/19	200,000	223,059
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	157,945
3.650% due 09/01/25	50,000	55,640
4.450% due 03/15/43	300,000	336,579
4.700% due 10/01/19	100,000	110,623
4.700% due 09/01/45	50,000	58,988
5.750% due 05/01/40	100,000	128,624
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	105,564
2.950% due 11/21/24	100,000	106,243
6.200% due 06/01/36	50,000	68,292
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	152,673
4.500% due 01/15/22	50,000	55,240
4.800% due 09/15/35	20,000	22,909
6.125% due 09/15/15	30,000	37,623
Caterpillar Inc
3.803% due 08/15/42	100,000	102,101
3.900% due 05/27/21	200,000	220,641
6.050% due 08/15/36	125,000	164,208
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	26,163	27,503
CSX Corp
3.400% due 08/01/24	200,000	215,413
3.700% due 11/01/23	100,000	108,331
5.500% due 04/15/41	75,000	96,482
7.375% due 02/01/19	50,000	57,427
Danaher Corp
1.650% due 09/15/18	35,000	35,553
3.350% due 09/15/25	30,000	33,145
4.375% due 09/15/45	30,000	35,114
5.400% due 03/01/19	200,000	222,656
Deere & Co
3.900% due 06/09/42	100,000	107,101
4.375% due 10/16/19	50,000	55,287
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	53,316	56,449
Dover Corp 5.375% due 03/01/41	50,000	63,773
Eaton Corp
2.750% due 11/02/22	200,000	205,360
4.000% due 11/02/32	100,000	106,640
Emerson Electric Co
2.625% due 12/01/21	100,000	105,505
3.150% due 06/01/25	100,000	107,165
4.250% due 11/15/20	25,000	27,843
Equifax Inc
2.300% due 06/01/21	50,000	50,770
3.250% due 06/01/26	100,000	103,533
FedEx Corp
3.875% due 08/01/42	100,000	98,621
4.000% due 01/15/24	200,000	218,984
4.750% due 11/15/45	50,000	55,988
Flowserve Corp 4.000% due 11/15/23	143,000	147,326
Fortive Corp
2.350% due 06/15/21 ~	100,000	101,594
3.150% due 06/15/26 ~	150,000	154,675
4.300% due 06/15/46 ~	125,000	133,882

	Principal Amount	Value
GATX Corp
2.375% due 07/30/18	$46,000	$46,525
3.250% due 03/30/25	100,000	97,719
General Dynamics Corp
1.000% due 11/15/17	50,000	50,190
3.600% due 11/15/42	200,000	212,236
General Electric Co
1.600% due 11/20/17	150,000	151,371
2.700% due 10/09/22	100,000	105,055
3.375% due 03/11/24	250,000	272,499
4.125% due 10/09/42	100,000	110,343
5.250% due 12/06/17	100,000	106,039
5.875% due 01/14/38	115,000	155,941
6.750% due 03/15/32	101,000	142,041
6.875% due 01/10/39	58,000	87,777
Honeywell International Inc
5.000% due 02/15/19	100,000	110,259
5.300% due 03/01/18	125,000	133,912
Hubbell Inc 3.350% due 03/01/26	50,000	52,074
Illinois Tool Works Inc
1.950% due 03/01/19	150,000	153,587
4.875% due 09/15/41	100,000	122,000
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	111,223
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	52,251
John Deere Capital Corp
1.350% due 01/16/18	100,000	100,743
1.750% due 08/10/18	50,000	50,737
1.950% due 12/13/18	200,000	204,258
2.450% due 09/11/20	50,000	51,677
2.650% due 06/10/26	100,000	102,012
2.750% due 03/15/22	100,000	104,452
2.800% due 03/06/23	50,000	52,522
3.400% due 09/11/25	50,000	54,151
Kansas City Southern 4.950% due 08/15/45 ~	100,000	112,821
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	50,000	53,490
L-3 Communications Corp 5.200% due 10/15/19	100,000	109,103
Lockheed Martin Corp
1.850% due 11/23/18	35,000	35,507
2.500% due 11/23/20	50,000	51,633
2.900% due 03/01/25	50,000	51,777
3.550% due 01/15/26	100,000	109,315
3.600% due 03/01/35	25,000	25,443
3.800% due 03/01/45	20,000	20,504
4.250% due 11/15/19	100,000	109,560
4.500% due 05/15/36	20,000	22,411
4.700% due 05/15/46	44,000	51,995
6.150% due 09/01/36	100,000	133,256
Norfolk Southern Corp
2.903% due 02/15/23	100,000	103,498
3.000% due 04/01/22	100,000	104,531
4.650% due 01/15/46	50,000	58,069
4.800% due 08/15/43	100,000	117,212
4.837% due 10/01/41	50,000	57,313
5.900% due 06/15/19	50,000	56,227
Northrop Grumman Corp
3.250% due 08/01/23	100,000	107,522
3.500% due 03/15/21	100,000	107,500
3.850% due 04/15/45	100,000	105,400
Owens Corning 4.200% due 12/15/22	138,000	147,374
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	139,158
Pentair Finance SA (United Kingdom) 2.900% due 09/15/18	250,000	252,666

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-19

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Pitney Bowes Inc
4.625% due 03/15/24	$100,000	$105,728
5.600% due 03/15/18	50,000	53,136
Precision Castparts Corp
2.500% due 01/15/23	100,000	103,530
3.250% due 06/15/25	50,000	53,402
4.200% due 06/15/35	50,000	56,494
4.375% due 06/15/45	50,000	58,676
Raytheon Co
2.500% due 12/15/22	125,000	130,333
4.400% due 02/15/20	25,000	27,704
Republic Services Inc
3.200% due 03/15/25	100,000	104,699
3.800% due 05/15/18	200,000	209,356
5.500% due 09/15/19	27,000	30,173
6.200% due 03/01/40	200,000	271,102
Rockwell Automation Inc 2.050% due 03/01/20	100,000	101,693
Rockwell Collins Inc 5.250% due 07/15/19	100,000	111,993
Roper Technologies Inc 1.850% due 11/15/17	100,000	100,656
Ryder System Inc 2.350% due 02/26/19	125,000	126,403
Southwest Airlines Co 2.750% due 11/06/19	50,000	51,729
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	25,973
Stanley Black & Decker Inc
2.451% due 11/17/18	100,000	102,233
2.900% due 11/01/22	50,000	52,870
Textron Inc 4.000% due 03/15/26	25,000	26,368
The Boeing Co
5.875% due 02/15/40	50,000	69,775
6.000% due 03/15/19	100,000	112,965
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	201,477
Tyco International Finance SA 3.900% due 02/14/26	50,000	53,980
Union Pacific Corp
2.250% due 06/19/20	50,000	51,502
2.750% due 03/01/26	25,000	26,132
3.250% due 08/15/25	50,000	54,620
3.646% due 02/15/24	92,000	101,864
4.050% due 03/01/46	30,000	33,129
4.750% due 09/15/41	100,000	117,845
4.750% due 12/15/43	100,000	118,292
United Airlines Pass-Through Trust ‘A’
3.450% due 01/07/30	30,000	30,788
4.000% due 10/11/27	100,872	106,494
United Airlines Pass-Through Trust ‘AA’
3.100% due 01/07/30	50,000	50,938
3.450% due 06/01/29	25,000	26,094
United Parcel Service Inc
1.125% due 10/01/17	50,000	50,215
2.450% due 10/01/22	100,000	104,068
3.125% due 01/15/21	100,000	107,278
5.500% due 01/15/18	50,000	53,525
6.200% due 01/15/38	50,000	71,904
United Technologies Corp
3.100% due 06/01/22	200,000	213,388
4.500% due 06/01/42	300,000	344,791
6.125% due 02/01/19	200,000	224,938
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	79,626	84,910
Verisk Analytics Inc 4.125% due 09/12/22	100,000	106,639
Waste Management Inc 6.100% due 03/15/18	250,000	271,127

	Principal Amount	Value
WW Grainger Inc
3.750% due 05/15/46	$50,000	$51,817
4.600% due 06/15/45	20,000	23,809

		15,794,189

Information Technology - 2.0%

Adobe Systems Inc 4.750% due 02/01/20	100,000	110,652
Alibaba Group Holding Ltd (China)
3.125% due 11/28/21	200,000	204,941
3.600% due 11/28/24	200,000	204,754
Altera Corp 2.500% due 11/15/18	100,000	103,469
Amphenol Corp 2.550% due 01/30/19	200,000	203,581
Apple Inc
1.550% due 02/07/20	100,000	100,802
1.700% due 02/22/19	20,000	20,365
2.000% due 05/06/20	400,000	410,116
2.250% due 02/23/21	150,000	154,448
2.400% due 05/03/23	450,000	458,645
2.500% due 02/09/25	400,000	406,955
3.250% due 02/23/26	70,000	74,470
3.450% due 05/06/24	300,000	326,537
3.450% due 02/09/45	50,000	47,172
4.500% due 02/23/36	50,000	56,418
4.650% due 02/23/46	145,000	163,768
Applied Materials Inc
2.625% due 10/01/20	50,000	52,024
3.900% due 10/01/25	35,000	38,967
5.100% due 10/01/35	35,000	39,900
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,894
Autodesk Inc 3.125% due 06/15/20	100,000	102,888
Automatic Data Processing Inc
2.250% due 09/15/20	50,000	51,984
3.375% due 09/15/25	25,000	27,359
Avnet Inc 4.625% due 04/15/26	25,000	26,030
Baidu Inc (China) 2.250% due 11/28/17	200,000	202,056
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	50,897
CA Inc 2.875% due 08/15/18	100,000	102,048
CDK Global Inc 3.300% due 10/15/19	35,000	35,102
Cisco Systems Inc
1.600% due 02/28/19	25,000	25,386
2.125% due 03/01/19	200,000	205,492
2.200% due 02/28/21	50,000	51,549
2.450% due 06/15/20	100,000	104,194
2.600% due 02/28/23	50,000	52,745
2.950% due 02/28/26	50,000	53,091
3.000% due 06/15/22	60,000	64,552
4.950% due 02/15/19	200,000	219,844
5.500% due 01/15/40	250,000	328,360
Corning Inc
1.450% due 11/15/17	100,000	99,982
1.500% due 05/08/18	100,000	100,030
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	265,000	271,655
4.420% due 06/15/21 ~	300,000	308,677
5.450% due 06/15/23 ~	115,000	119,415
6.020% due 06/15/26 ~	85,000	88,350
8.100% due 07/15/36 ~	50,000	54,062
8.350% due 07/15/46 ~	50,000	54,030
eBay Inc
1.350% due 07/15/17	100,000	100,218
3.250% due 10/15/20	200,000	209,287

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-20

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Electronic Arts Inc
3.700% due 03/01/21	$50,000	$52,486
4.800% due 03/01/26	50,000	54,219
EMC Corp
1.875% due 06/01/18	100,000	98,034
3.375% due 06/01/23	100,000	91,166
Fidelity National Information Services Inc
3.500% due 04/15/23	108,000	112,313
5.000% due 10/15/25	200,000	227,571
Fiserv Inc
2.700% due 06/01/20	50,000	51,816
3.850% due 06/01/25	100,000	107,144
Flextronics International Ltd 4.750% due 06/15/25	50,000	50,750
FLIR Systems Inc 3.125% due 06/15/21	100,000	102,875
Harris Corp 2.700% due 04/27/20	200,000	203,020
Hewlett Packard Enterprise Co
2.850% due 10/05/18 ~	150,000	153,677
3.600% due 10/15/20 ~	50,000	52,245
4.900% due 10/15/25 ~	250,000	261,803
6.200% due 10/15/35 ~	50,000	50,732
6.350% due 10/15/45 ~	50,000	49,831
HP Inc
3.750% due 12/01/20	9,000	9,517
4.050% due 09/15/22	200,000	212,342
4.650% due 12/09/21	150,000	162,419
6.000% due 09/15/41	55,000	53,098
Ingram Micro Inc 4.950% due 12/15/24	50,000	49,908
Intel Corp
1.700% due 05/19/21	100,000	101,177
2.450% due 07/29/20	160,000	166,500
2.600% due 05/19/26	100,000	101,698
3.300% due 10/01/21	250,000	271,259
3.700% due 07/29/25	145,000	161,315
4.800% due 10/01/41	185,000	210,732
4.900% due 07/29/45	40,000	46,820
International Business Machines Corp
1.125% due 02/06/18	100,000	100,454
1.250% due 02/08/18	100,000	100,643
1.625% due 05/15/20	150,000	151,977
1.875% due 05/15/19	100,000	101,949
3.375% due 08/01/23	300,000	325,796
4.700% due 02/19/46	200,000	230,752
5.600% due 11/30/39	26,000	33,052
8.375% due 11/01/19	100,000	122,900
Keysight Technologies Inc 4.550% due 10/30/24	100,000	102,112
KLA-Tencor Corp 5.650% due 11/01/34	38,000	40,888
Lam Research Corp
2.800% due 06/15/21	50,000	51,251
3.450% due 06/15/23	25,000	25,862
3.900% due 06/15/26	50,000	52,703
Microsoft Corp
1.300% due 11/03/18	360,000	363,912
2.000% due 11/03/20	100,000	102,625
2.375% due 02/12/22	200,000	206,917
2.375% due 05/01/23	100,000	102,702
3.125% due 11/03/25	100,000	107,194
3.500% due 11/15/42	100,000	98,885
3.750% due 02/12/45	200,000	203,918
4.450% due 11/03/45	100,000	112,758
4.750% due 11/03/55	50,000	56,778
5.200% due 06/01/39	135,000	167,000
5.300% due 02/08/41	200,000	251,087
Motorola Solutions Inc 3.500% due 03/01/23	150,000	145,038

	Principal Amount	Value
NetApp Inc 3.375% due 06/15/21	$50,000	$50,871
Oracle Corp
1.200% due 10/15/17	300,000	301,123
1.900% due 09/15/21 #	135,000	135,624
2.250% due 10/08/19	300,000	309,774
2.400% due 09/15/23 #	50,000	50,286
2.650% due 07/15/26 #	140,000	140,340
2.950% due 05/15/25	150,000	156,147
3.850% due 07/15/36 #	50,000	50,262
3.900% due 05/15/35	105,000	107,414
4.000% due 07/15/46 #	50,000	50,510
4.300% due 07/08/34	100,000	106,746
4.375% due 05/15/55	200,000	210,849
5.000% due 07/08/19	100,000	110,974
5.750% due 04/15/18	100,000	108,283
6.125% due 07/08/39	100,000	132,277
6.500% due 04/15/38	100,000	136,509
QUALCOMM Inc
2.250% due 05/20/20	100,000	103,333
3.450% due 05/20/25	150,000	159,673
4.800% due 05/20/45	150,000	156,647
Seagate HDD Cayman
3.750% due 11/15/18	100,000	100,125
5.750% due 12/01/34	50,000	35,156
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	108,345
Texas Instruments Inc 1.000% due 05/01/18	200,000	200,626
Tyco Electronics Group SA (Switzerland)
2.375% due 12/17/18	50,000	50,769
4.875% due 01/15/21	30,000	33,125
Visa Inc
1.200% due 12/14/17	25,000	25,161
2.200% due 12/14/20	350,000	360,844
2.800% due 12/14/22	50,000	52,802
3.150% due 12/14/25	200,000	214,188
4.150% due 12/14/35	30,000	34,017
4.300% due 12/14/45	100,000	115,704
Xerox Corp
3.500% due 08/20/20	50,000	49,807
3.800% due 05/15/24	150,000	136,122
5.625% due 12/15/19	100,000	107,281

		17,142,495

Materials - 1.0%

Agrium Inc (Canada) 5.250% due 01/15/45	145,000	156,225
Air Products & Chemicals Inc
3.350% due 07/31/24	100,000	108,502
4.375% due 08/21/19	25,000	27,363
Airgas Inc (France) 3.050% due 08/01/20	100,000	104,151
Albemarle Corp 5.450% due 12/01/44	50,000	53,540
Barrick Gold Corp (Canada)
4.100% due 05/01/23	63,000	66,710
5.250% due 04/01/42	100,000	102,432
BHP Billiton Finance USA Ltd (Australia)
2.050% due 09/30/18	200,000	202,686
5.000% due 09/30/43	150,000	173,910
6.500% due 04/01/19	300,000	339,708
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	106,872
CF Industries Inc 3.450% due 06/01/23	225,000	225,174
Eastman Chemical Co
3.800% due 03/15/25	100,000	105,928
4.650% due 10/15/44	50,000	51,522
4.800% due 09/01/42	100,000	104,104

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-21

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Ecolab Inc
1.450% due 12/08/17	$150,000	$150,317
4.350% due 12/08/21	100,000	113,358
EI du Pont de Nemours & Co
4.150% due 02/15/43	100,000	103,231
4.625% due 01/15/20	150,000	165,717
5.750% due 03/15/19	200,000	222,072
FMC Corp 4.100% due 02/01/24	50,000	52,750
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	160,668
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	254,886
International Paper Co
4.750% due 02/15/22	125,000	139,054
6.000% due 11/15/41	200,000	238,021
7.500% due 08/15/21	40,000	49,112
7.950% due 06/15/18	100,000	112,771
LyondellBasell Industries NV
4.625% due 02/26/55	75,000	72,850
6.000% due 11/15/21	200,000	234,784
Monsanto Co
1.850% due 11/15/18	100,000	100,955
3.375% due 07/15/24	100,000	103,236
3.600% due 07/15/42	50,000	43,417
4.400% due 07/15/44	100,000	98,739
Newmont Mining Corp
3.500% due 03/15/22	100,000	103,979
5.875% due 04/01/35	100,000	105,801
Nucor Corp
4.000% due 08/01/23	25,000	26,749
4.125% due 09/15/22	50,000	54,462
5.200% due 08/01/43	25,000	27,573
Packaging Corp of America 3.650% due 09/15/24	100,000	103,514
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	275,935
PPG Industries Inc
2.300% due 11/15/19	100,000	100,882
3.600% due 11/15/20	50,000	52,611
Praxair Inc
1.050% due 11/07/17	50,000	50,049
1.250% due 11/07/18	150,000	150,506
2.200% due 08/15/22	100,000	102,861
Rio Tinto Finance USA Ltd (United Kingdom)
7.125% due 07/15/28	50,000	63,642
9.000% due 05/01/19	150,000	180,346
Rio Tinto Finance USA PLC (United Kingdom) 4.750% due 03/22/42	400,000	425,757
RPM International Inc 5.250% due 06/01/45	50,000	51,191
Sonoco Products Co 5.750% due 11/01/40	200,000	238,462
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	133,775
7.500% due 07/27/35	50,000	55,546
The Dow Chemical Co
4.125% due 11/15/21	200,000	219,695
4.250% due 11/15/20	100,000	109,522
4.250% due 10/01/34	200,000	207,190
The Mosaic Co 5.450% due 11/15/33	163,000	180,864
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	50,055
The Valspar Corp
3.950% due 01/15/26	50,000	52,780
7.250% due 06/15/19	25,000	28,524

	Principal Amount	Value
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	$300,000	$281,910
6.875% due 11/21/36	150,000	138,750
8.250% due 01/17/34	100,000	105,069
Vulcan Materials Co 7.500% due 06/15/21	100,000	120,630
WestRock MWV LLC 7.375% due 09/01/19	100,000	114,869

		8,258,264

Telecommunication Services - 1.2%

America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	275,639
6.125% due 03/30/40	250,000	308,795
6.375% due 03/01/35	125,000	154,139
AT&T Inc
1.400% due 12/01/17	400,000	400,785
2.450% due 06/30/20	200,000	204,399
2.625% due 12/01/22	125,000	125,351
3.000% due 02/15/22	100,000	102,125
3.000% due 06/30/22	95,000	97,429
3.400% due 05/15/25	300,000	307,589
3.800% due 03/15/22	100,000	106,665
3.950% due 01/15/25	45,000	47,708
4.125% due 02/17/26	300,000	322,902
4.300% due 12/15/42	393,000	378,118
4.350% due 06/15/45	177,000	172,321
4.450% due 05/15/21	250,000	274,877
4.500% due 05/15/35	90,000	92,255
4.750% due 05/15/46	265,000	272,695
5.000% due 03/01/21	100,000	112,104
5.150% due 03/15/42	200,000	216,081
5.200% due 03/15/20	35,000	39,192
5.350% due 09/01/40	161,000	176,839
5.800% due 02/15/19	200,000	221,807
6.000% due 08/15/40	50,000	58,625
6.375% due 03/01/41	50,000	61,090
6.550% due 02/15/39	100,000	123,697
British Telecommunications PLC (United Kingdom) 9.375% due 12/15/30	50,000	76,980
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	106,841
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	279,396
Orange SA (France)
2.750% due 02/06/19	100,000	103,114
5.375% due 01/13/42	150,000	187,757
9.000% due 03/01/31	50,000	77,667
Qwest Corp 6.750% due 12/01/21	100,000	108,250
Rogers Communications Inc (Canada)
4.500% due 03/15/43	25,000	26,388
5.000% due 03/15/44	100,000	113,577
6.800% due 08/15/18	100,000	110,799
Telefonica Emisiones SAU (Spain)
5.462% due 02/16/21	40,000	45,687
7.045% due 06/20/36	150,000	193,265
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	357,524
Verizon Communications Inc
2.550% due 06/17/19	200,000	207,355
3.000% due 11/01/21	85,000	89,231
3.450% due 03/15/21	200,000	214,541
3.500% due 11/01/21	200,000	215,798
4.272% due 01/15/36	57,000	58,461
4.500% due 09/15/20	229,000	254,508
4.522% due 09/15/48	309,000	320,548
4.672% due 03/15/55	294,000	298,325

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-22

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
5.150% due 09/15/23	$1,050,000	$1,225,206
5.850% due 09/15/35	88,000	107,202
6.550% due 09/15/43	281,000	379,281
Vodafone Group PLC (United Kingdom)
5.450% due 06/10/19	150,000	165,793
6.150% due 02/27/37	150,000	175,434
7.875% due 02/15/30	50,000	64,586

		10,216,741

Utilities - 1.9%

AGL Capital Corp 3.500% due 09/15/21	150,000	159,417
Alabama Power Co
4.100% due 01/15/42	300,000	321,902
4.150% due 08/15/44	90,000	98,775
Ameren Illinois Co
3.250% due 03/01/25	50,000	53,948
4.150% due 03/15/46	50,000	55,936
American Water Capital Corp 4.300% due 12/01/42	100,000	112,765
Appalachian Power Co
3.400% due 06/01/25	100,000	106,373
4.600% due 03/30/21	50,000	55,114
7.000% due 04/01/38	150,000	202,212
Arizona Public Service Co
4.500% due 04/01/42	100,000	116,000
4.700% due 01/15/44	100,000	118,759
Atmos Energy Corp 4.150% due 01/15/43	64,000	68,262
Avista Corp 5.125% due 04/01/22	15,000	16,713
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,902
Berkshire Hathaway Energy Co
5.150% due 11/15/43	200,000	243,521
6.125% due 04/01/36	100,000	132,856
6.500% due 09/15/37	100,000	137,982
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	100,925
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	108,626
CMS Energy Corp 6.250% due 02/01/20	100,000	115,221
Commonwealth Edison Co
3.800% due 10/01/42	100,000	104,370
4.000% due 08/01/20	100,000	108,899
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	105,253
4.500% due 12/01/45	100,000	114,032
5.850% due 04/01/18	100,000	108,169
6.650% due 04/01/19	150,000	171,303
Consumers Energy Co 6.700% due 09/15/19	125,000	145,904
Dominion Gas Holdings LLC 3.550% due 11/01/23	100,000	104,763
Dominion Resources Inc
1.900% due 06/15/18	100,000	100,519
4.700% due 12/01/44	100,000	109,005
5.200% due 08/15/19	120,000	133,015
DTE Electric Co
3.375% due 03/01/25	50,000	54,457
3.650% due 03/15/24	51,000	56,263
DTE Energy Co
3.300% due 06/15/22	50,000	52,773
3.850% due 12/01/23	100,000	108,228
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	211,891
6.050% due 04/15/38	110,000	150,289
6.100% due 06/01/37	25,000	33,046
7.000% due 11/15/18	100,000	113,494

	Principal Amount	Value
Duke Energy Corp
2.100% due 06/15/18	$100,000	$100,932
3.550% due 09/15/21	100,000	106,699
3.750% due 04/15/24	300,000	322,802
Duke Energy Indiana Inc
3.750% due 05/15/46	50,000	52,087
4.200% due 03/15/42	125,000	137,160
4.900% due 07/15/43	100,000	120,347
Edison International 2.950% due 03/15/23	100,000	102,681
El Paso Electric Co 5.000% due 12/01/44	50,000	57,614
Emera US Finance LP (Canada)
2.150% due 06/15/19 ~	20,000	20,245
3.550% due 06/15/26 ~	35,000	35,816
Empresa Nacional de Electricidad SA (Chile) 4.250% due 04/15/24	50,000	53,040
Entergy Arkansas Inc 4.950% due 12/15/44	50,000	52,750
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	60,425
Entergy Louisiana LLC
3.250% due 04/01/28	50,000	52,713
4.950% due 01/15/45	40,000	42,230
Entergy Mississippi Inc 2.850% due 06/01/28	150,000	152,696
Eversource Energy 2.800% due 05/01/23	100,000	102,604
Exelon Corp
2.850% due 06/15/20	50,000	51,630
3.950% due 06/15/25	100,000	107,155
4.450% due 04/15/46	100,000	107,285
4.950% due 06/15/35	35,000	39,643
5.100% due 06/15/45	35,000	40,407
Exelon Generation Co LLC
2.950% due 01/15/20	100,000	102,958
5.200% due 10/01/19	300,000	332,190
Florida Power & Light Co
4.950% due 06/01/35	100,000	121,835
5.690% due 03/01/40	35,000	47,531
5.950% due 02/01/38	125,000	171,954
Georgia Power Co
2.850% due 05/15/22	100,000	105,072
4.300% due 03/15/42	100,000	109,890
Great Plains Energy Inc 4.850% due 06/01/21	100,000	110,006
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	52,242
Interstate Power & Light Co 3.400% due 08/15/25	150,000	162,406
ITC Holdings Corp 3.650% due 06/15/24	25,000	26,074
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	53,032
Kentucky Utilities Co 4.650% due 11/15/43	200,000	237,320
MidAmerican Energy Co
2.400% due 03/15/19	150,000	155,095
6.750% due 12/30/31	100,000	139,520
National Fuel Gas Co 3.750% due 03/01/23	100,000	97,276
Nevada Power Co 5.450% due 05/15/41	300,000	381,679
NextEra Energy Capital Holdings Inc
2.056% due 09/01/17	100,000	100,732
2.700% due 09/15/19	100,000	103,224
4.500% due 06/01/21	50,000	55,335

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-23

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
NiSource Finance Corp
4.800% due 02/15/44	$100,000	$115,226
5.250% due 02/15/43	100,000	120,671
6.125% due 03/01/22	50,000	59,578
Northern States Power Co
2.150% due 08/15/22	100,000	102,048
2.600% due 05/15/23	100,000	103,562
NSTAR Electric Co
2.375% due 10/15/22	100,000	102,988
3.250% due 11/15/25	50,000	53,798
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	53,150
Ohio Edison Co 6.875% due 07/15/36	150,000	185,259
Ohio Power Co 5.375% due 10/01/21	30,000	34,876
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	115,363
Oncor Electric Delivery Co LLC
2.150% due 06/01/19	50,000	50,844
5.300% due 06/01/42	100,000	125,170
7.000% due 05/01/32	50,000	69,811
ONE Gas Inc 4.658% due 02/01/44	200,000	226,398
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	102,349
3.500% due 06/15/25	100,000	109,267
3.850% due 11/15/23	50,000	54,912
4.300% due 03/15/45	105,000	118,320
4.750% due 02/15/44	100,000	118,698
6.050% due 03/01/34	250,000	334,245
PECO Energy Co 3.150% due 10/15/25	50,000	53,515
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	39,119
Potomac Electric Power Co 3.600% due 03/15/24	100,000	108,793
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	60,240
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	103,488
4.150% due 10/01/45	25,000	28,250
4.750% due 07/15/43	50,000	60,779
5.200% due 07/15/41	25,000	31,681
Progress Energy Inc 7.750% due 03/01/31	100,000	140,445
PSEG Power LLC
2.450% due 11/15/18	200,000	203,651
3.000% due 06/15/21	50,000	50,754
4.150% due 09/15/21	100,000	106,887
Public Service Co of Colorado
2.900% due 05/15/25	100,000	104,669
4.300% due 03/15/44	200,000	227,624
Public Service Co of New Mexico 3.850% due 08/01/25	50,000	53,634
Public Service Electric & Gas Co
3.050% due 11/15/24	50,000	53,247
4.050% due 05/01/45	50,000	56,609
Puget Energy Inc
3.650% due 05/15/25	100,000	102,921
6.000% due 09/01/21	100,000	116,527
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	33,514
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	107,104
3.600% due 09/01/23	100,000	110,648
Sempra Energy 9.800% due 02/15/19	50,000	60,218

	Principal Amount	Value
South Carolina Electric & Gas Co
4.600% due 06/15/43	$100,000	$113,523
5.300% due 05/15/33	50,000	59,649
5.450% due 02/01/41	50,000	62,342
Southern California Edison Co
3.500% due 10/01/23	100,000	109,616
3.875% due 06/01/21	100,000	110,236
3.900% due 03/15/43	50,000	54,177
4.500% due 09/01/40	50,000	58,094
5.500% due 08/15/18	100,000	109,178
Southern California Gas Co
2.600% due 06/15/26	50,000	51,394
3.150% due 09/15/24	100,000	107,130
4.450% due 03/15/44	100,000	118,193
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	49,855
6.200% due 03/15/40	50,000	62,507
Southwestern Public Service Co 3.300% due 06/15/24	50,000	53,533
Tampa Electric Co
4.200% due 05/15/45	100,000	108,224
6.100% due 05/15/18	35,000	37,889
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	27,970
The Southern Co
1.550% due 07/01/18	30,000	30,211
1.850% due 07/01/19	35,000	35,469
2.350% due 07/01/21	100,000	102,084
2.750% due 06/15/20	100,000	103,747
2.950% due 07/01/23	25,000	25,959
3.250% due 07/01/26	100,000	104,176
4.250% due 07/01/36	30,000	31,940
4.400% due 07/01/46	100,000	108,027
Tucson Electric Power Co 3.050% due 03/15/25	50,000	50,521
Union Electric Co 8.450% due 03/15/39	100,000	166,900
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	100,115
2.950% due 01/15/22	100,000	105,490
3.150% due 01/15/26	35,000	37,045
3.450% due 02/15/24	100,000	108,526
4.650% due 08/15/43	100,000	119,065
5.000% due 06/30/19	35,000	38,409
8.875% due 11/15/38	25,000	42,039
WEC Energy Group Inc 3.550% due 06/15/25	100,000	107,557
Westar Energy Inc 4.100% due 04/01/43	100,000	109,701
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	100,789
4.250% due 12/15/19	25,000	27,267

		16,341,611

Total Corporate Bonds & Notes (Cost $226,704,629)		237,171,502

MORTGAGE-BACKED SECURITIES - 29.3%

Collateralized Mortgage Obligations - Commercial - 1.7%

Bear Stearns Commercial Mortgage Securities Trust 5.915% due 06/11/50 " §	450,000	462,271
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47 "	700,000	749,624
Commercial Mortgage Trust
3.660% due 10/10/46 "	400,000	432,724
3.819% due 06/10/47 "	900,000	986,636
Fannie Mae 2.717% due 02/25/22 "	500,000	528,653

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-24

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Fannie Mae - Aces 2.323% due 11/25/18 " §	$778,821	$798,822
Freddie Mac Multifamily Structured Pass-Through Certificates
1.875% due 04/25/22 "	418,077	425,133
3.171% due 10/25/24 "	1,500,000	1,638,662
3.250% due 04/25/23 " §	1,700,000	1,859,863
3.398% due 07/25/19 "	335,292	345,759
JPMBB Commercial Mortgage Securities Trust 4.133% due 08/15/46 " §	600,000	675,290
JPMorgan Chase Commercial Mortgage Securities Trust
2.665% due 01/15/46 "	1,000,000	1,027,892
3.143% due 12/15/47 "	500,000	531,015
5.365% due 05/15/45 " §	300,000	304,497
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	72,864	76,255
Morgan Stanley Capital I Trust
5.439% due 02/12/44 "	7,575	7,569
5.569% due 12/15/44 "	406,077	420,174
5.809% due 12/12/49 "	310,772	322,771
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	500,000	552,074
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	271,441
Wells Fargo Commercial Mortgage Trust 3.664% due 09/15/58 "	1,000,000	1,094,796
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	734,449

		14,246,370

Fannie Mae - 12.7%

2.120% due 04/01/44 " §	759,283	792,841
2.440% due 08/01/39 " §	23,230	24,608
2.500% due 10/01/27 - 01/01/43 "	6,145,468	6,368,058
2.835% due 06/01/38 " §	9,316	9,844
3.000% due 05/01/22 - 07/01/46 "	26,391,822	27,576,690
3.500% due 10/01/25 - 07/01/46 "	32,960,032	34,876,650
4.000% due 09/01/18 - 07/01/46 "	18,220,199	19,564,893
4.500% due 05/01/18 - 09/01/43 "	8,051,479	8,810,157
5.000% due 12/01/17 - 01/01/42 "	4,302,272	4,776,723
5.500% due 11/01/33 - 07/01/41 "	2,798,758	3,157,468
6.000% due 09/01/34 - 06/01/40 "	1,233,922	1,415,321
6.500% due 09/01/36 - 07/01/38 "	212,863	246,457

		107,619,710

Freddie Mac - 7.4%

2.500% due 08/01/28 - 05/01/31 "	5,285,369	5,473,910
3.000% due 09/01/26 - 07/01/46 "	15,590,929	16,262,992
3.500% due 06/01/21 - 07/01/46 "	17,079,810	18,049,470
4.000% due 02/01/25 - 01/01/46 "	10,425,887	11,183,178
4.500% due 08/01/24 - 10/01/41 "	5,463,894	5,992,296
5.000% due 03/01/19 - 03/01/41 "	2,383,218	2,633,969
5.500% due 12/01/16 - 08/01/40 "	1,184,738	1,326,589
6.000% due 04/01/36 - 05/01/40 "	1,256,355	1,437,312
6.500% due 08/01/37 - 04/01/39 "	121,495	141,513

		62,501,229

Government National Mortgage Association - 7.5%

2.500% due 01/20/43 "	328,196	336,911
3.000% due 08/20/42 - 07/01/46 "	13,776,102	14,431,726
3.500% due 10/15/41 - 07/01/46 "	23,240,750	24,732,316
4.000% due 06/15/39 - 11/20/45 "	11,642,962	12,495,818
4.500% due 02/15/39 - 06/20/45 "	6,029,750	6,569,251
5.000% due 05/15/36 - 10/20/43 "	2,691,280	3,016,871
5.500% due 04/15/37 - 04/15/40 "	1,092,221	1,234,285
6.000% due 01/15/38 - 06/15/41 "	382,133	439,413
6.500% due 10/15/38 - 02/15/39 "	52,707	60,154

		63,316,745

Total Mortgage-Backed Securities (Cost $241,866,405)		247,684,054

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.5%

American Express Credit Account Master Trust 1.430% due 06/15/20 "	$700,000	$704,899
CarMax Auto Owner Trust 1.630% due 05/15/20 "	1,000,000	1,008,745
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	202,744
Citibank Credit Card Issuance Trust
2.680% due 06/07/23 "	500,000	527,310
5.350% due 02/07/20 "	350,000	374,182
5.650% due 09/20/19 "	100,000	105,747
6.150% due 06/15/39 "	250,000	348,478
Discover Card Execution Note Trust 1.640% due 07/15/21 "	300,000	304,125
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	251,098
World Financial Network Credit Card Master Trust 2.550% due 06/17/24 "	500,000	518,878

Total Asset-Backed Securities (Cost $4,300,129)		4,346,206

U.S. GOVERNMENT AGENCY ISSUES - 2.3%

Fannie Mae
0.875% due 08/28/17	150,000	150,512
0.875% due 10/26/17	400,000	401,495
0.875% due 12/20/17	350,000	351,288
0.875% due 02/08/18	750,000	753,943
0.875% due 05/21/18	500,000	501,964
1.000% due 09/27/17	250,000	251,206
1.125% due 07/20/18	1,000,000	1,009,597
1.750% due 01/30/19	100,000	102,070
1.875% due 12/28/20	500,000	517,328
2.125% due 04/24/26	815,000	838,250
2.625% due 09/06/24	960,000	1,034,463
5.625% due 07/15/37	100,000	147,059
7.125% due 01/15/30	525,000	825,392
Federal Farm Credit Bank 1.100% due 06/01/18	500,000	503,393
Federal Home Loan Bank
0.750% due 08/28/17	2,400,000	2,404,128
5.000% due 11/17/17	800,000	847,748
5.375% due 08/15/18	200,000	219,619
5.500% due 07/15/36	100,000	144,879
Financing Corp 10.700% due 10/06/17	50,000	56,367
Freddie Mac
0.750% due 01/12/18	300,000	300,565
1.000% due 07/28/17	250,000	251,097
1.000% due 05/11/18	1,000,000	1,000,123
1.100% due 02/26/18	700,000	700,434
1.250% due 10/02/19	1,200,000	1,214,585
1.375% due 05/01/20	2,000,000	2,031,382
1.750% due 05/30/19	200,000	205,587
2.375% due 01/13/22	1,000,000	1,060,111
4.875% due 06/13/18	400,000	432,396
5.125% due 11/17/17	200,000	212,473
6.250% due 07/15/32	225,000	340,841
Tennessee Valley Authority
3.500% due 12/15/42	100,000	108,492
3.875% due 02/15/21	65,000	72,972
5.250% due 09/15/39	25,000	34,360
5.375% due 04/01/56	50,000	69,795
6.750% due 11/01/25	150,000	207,679
7.125% due 05/01/30	50,000	76,727

Total U.S. Government Agency Issues (Cost $18,705,986)		19,380,320

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-25

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 36.4%

U.S. Treasury Bonds - 5.9%

2.500% due 02/15/45	$2,800,000	$2,918,507
2.500% due 02/15/46	1,100,000	1,146,493
2.500% due 05/15/46	1,300,000	1,356,265
2.750% due 08/15/42	2,450,000	2,702,320
2.750% due 11/15/42	1,850,000	2,037,349
2.875% due 05/15/43	6,200,000	6,978,149
2.875% due 08/15/45	1,000,000	1,123,242
3.000% due 05/15/42	1,075,000	1,243,053
3.000% due 11/15/45	1,900,000	2,186,632
3.125% due 11/15/41	975,000	1,152,728
3.125% due 02/15/43	2,625,000	3,097,552
3.125% due 08/15/44	5,600,000	6,597,500
3.625% due 08/15/43	1,525,000	1,969,544
3.750% due 08/15/41	1,300,000	1,697,998
3.750% due 11/15/43	1,000,000	1,320,684
4.250% due 11/15/40	750,000	1,051,274
4.375% due 05/15/40	1,025,000	1,459,804
4.375% due 05/15/41	775,000	1,107,750
4.500% due 02/15/36	1,750,000	2,521,402
4.500% due 08/15/39	700,000	1,012,758
4.625% due 02/15/40	625,000	919,446
5.375% due 02/15/31	1,100,000	1,632,276
6.250% due 05/15/30	1,550,000	2,437,375

		49,670,101

U.S. Treasury Notes - 30.5%

0.500% due 07/31/17	500,000	499,922
0.625% due 08/31/17	4,000,000	4,004,452
0.625% due 09/30/17	5,000,000	5,005,955
0.625% due 11/30/17	1,000,000	1,000,918
0.625% due 04/30/18	2,000,000	2,001,876
0.625% due 06/30/18	4,000,000	4,002,580
0.750% due 12/31/17	1,250,000	1,253,515
0.750% due 01/31/18	6,000,000	6,016,872
0.750% due 02/28/18	8,200,000	8,223,386
0.875% due 08/15/17	4,500,000	4,517,667
0.875% due 11/30/17	5,500,000	5,523,848
0.875% due 01/31/18	1,000,000	1,004,805
0.875% due 05/15/19	600,000	602,953
1.000% due 05/31/18	5,600,000	5,644,845
1.000% due 03/15/19	1,500,000	1,512,950
1.125% due 04/30/20	5,500,000	5,555,643
1.125% due 02/28/21	5,400,000	5,438,707
1.250% due 01/31/19	3,225,000	3,273,375
1.250% due 10/31/19	750,000	762,026
1.250% due 01/31/20	750,000	761,192
1.250% due 02/29/20	9,000,000	9,137,106
1.250% due 03/31/21	2,000,000	2,023,750
1.375% due 06/30/18	1,000,000	1,015,391
1.375% due 09/30/18	3,600,000	3,660,469
1.375% due 11/30/18	1,500,000	1,526,397
1.375% due 12/31/18	650,000	661,629
1.375% due 01/31/20	7,700,000	7,849,341
1.375% due 03/31/20	5,500,000	5,605,490
1.375% due 06/30/23	4,300,000	4,323,852
1.500% due 08/31/18	1,250,000	1,273,975
1.500% due 12/31/18	11,700,000	11,944,284
1.500% due 03/31/19	3,000,000	3,068,028
1.500% due 05/31/20	2,000,000	2,047,188
1.500% due 03/31/23	1,500,000	1,521,972
1.625% due 06/30/19	2,000,000	2,053,946
1.625% due 08/31/19	4,400,000	4,520,657
1.625% due 11/30/20	4,500,000	4,632,980
1.625% due 08/15/22	2,025,000	2,077,524
1.625% due 11/15/22	6,975,000	7,142,832
1.625% due 02/15/26	4,100,000	4,148,847

	Principal Amount	Value
1.750% due 10/31/20	$5,100,000	$5,273,716
1.750% due 05/15/22	1,250,000	1,292,188
1.750% due 05/15/23	5,250,000	5,418,063
1.875% due 08/31/17	400,000	406,211
1.875% due 09/30/17	1,600,000	1,626,563
1.875% due 10/31/17	1,700,000	1,729,650
1.875% due 06/30/20	4,200,000	4,362,175
2.000% due 07/31/20	3,000,000	3,132,186
2.000% due 09/30/20	2,500,000	2,612,110
2.000% due 08/31/21	3,000,000	3,143,145
2.000% due 11/15/21	2,000,000	2,097,540
2.000% due 02/15/22	1,100,000	1,152,744
2.000% due 11/30/22	2,400,000	2,512,735
2.000% due 02/15/23	6,950,000	7,282,974
2.000% due 02/15/25	2,000,000	2,093,438
2.125% due 08/15/21	2,200,000	2,319,368
2.250% due 07/31/18	1,400,000	1,447,852
2.250% due 04/30/21	5,700,000	6,035,097
2.250% due 11/15/24	2,000,000	2,134,610
2.250% due 11/15/25	2,200,000	2,348,500
2.375% due 06/30/18	1,500,000	1,553,057
2.375% due 08/15/24	10,300,000	11,093,018
2.500% due 08/15/23	4,450,000	4,822,514
2.625% due 01/31/18	1,000,000	1,032,344
2.625% due 08/15/20	1,800,000	1,925,192
2.625% due 11/15/20	2,000,000	2,143,632
2.750% due 12/31/17	1,000,000	1,032,441
2.750% due 02/28/18	1,100,000	1,139,661
2.750% due 02/15/19	1,350,000	1,423,564
2.750% due 11/15/23	6,600,000	7,278,823
2.750% due 02/15/24	8,000,000	8,834,688
2.875% due 03/31/18	1,000,000	1,039,785
3.125% due 05/15/21	1,750,000	1,926,162
3.375% due 11/15/19	1,750,000	1,902,236
3.750% due 11/15/18	2,475,000	2,657,531
3.875% due 05/15/18	1,200,000	1,275,094
4.000% due 08/15/18	1,050,000	1,127,110
4.250% due 11/15/17	900,000	945,616

		258,416,478

Total U.S. Treasury Obligations (Cost $292,713,295)		308,086,579

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Canada Government (Canada) 1.625% due 02/27/19	550,000	562,158
Chile Government (Chile) 3.125% due 01/21/26	75,000	77,625
Colombia Government (Colombia)
4.375% due 07/12/21	300,000	323,250
4.500% due 01/28/26	500,000	534,375
5.000% due 06/15/45	300,000	313,500
7.375% due 03/18/19	100,000	114,250
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	125,066
1.250% due 02/04/19	400,000	404,014
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	132,177
Israel Government (Israel) 5.125% due 03/26/19	300,000	330,804
Israel Government AID 5.500% due 04/26/24	25,000	31,707
Italy Government (Italy) 6.875% due 09/27/23	150,000	189,000
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	202,088
2.125% due 02/07/19	200,000	204,824
3.375% due 07/31/23	200,000	221,145

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-26

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Korea International (South Korea) 7.125% due 04/16/19	$100,000	$116,390
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	95,400
3.625% due 03/15/22	296,000	313,020
4.000% due 10/02/23	550,000	593,312
4.600% due 01/23/46	500,000	529,375
4.750% due 03/08/44	264,000	285,120
6.750% due 09/27/34	225,000	305,437
Panama Government (Panama)
4.000% due 09/22/24	200,000	216,000
6.700% due 01/26/36	100,000	133,750
8.875% due 09/30/27	100,000	147,750
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	230,500
8.750% due 11/21/33	200,000	315,500
Philippine Government (Philippines)
3.950% due 01/20/40	300,000	346,649
4.000% due 01/15/21	325,000	356,201
6.375% due 10/23/34	250,000	364,499
7.750% due 01/14/31	200,000	311,405
Poland Government (Poland)
3.000% due 03/17/23	150,000	152,857
4.000% due 01/22/24	150,000	162,281
6.375% due 07/15/19	200,000	226,870
Province of British Columbia (Canada)
2.000% due 10/23/22	100,000	102,920
2.650% due 09/22/21	100,000	106,612
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	101,985
Province of Ontario (Canada)
1.100% due 10/25/17	250,000	250,918
1.200% due 02/14/18	125,000	125,694
1.625% due 01/18/19	100,000	101,427
2.000% due 09/27/18	125,000	127,760
4.000% due 10/07/19	150,000	163,388
4.400% due 04/14/20	250,000	278,534
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	105,986
3.500% due 07/29/20	100,000	108,535
7.500% due 07/15/23	100,000	134,943
7.500% due 09/15/29	75,000	113,971
South Africa Government (South Africa)
4.665% due 01/17/24	100,000	103,534
6.250% due 03/08/41	200,000	232,054
6.875% due 05/27/19	100,000	111,560
Turkey Government (Turkey)
4.875% due 04/16/43	600,000	587,685
5.750% due 03/22/24	200,000	223,502
6.750% due 04/03/18	350,000	377,300
6.875% due 03/17/36	200,000	244,284
7.000% due 06/05/20	100,000	113,639
7.250% due 03/05/38	200,000	255,822
7.375% due 02/05/25	400,000	494,746
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	308,754
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	130,914
4.375% due 10/27/27	50,000	53,500
5.100% due 06/18/50	200,000	200,500

Total Foreign Government Bonds & Notes (Cost $13,524,307)		14,228,766

MUNICIPAL BONDS - 1.0%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	33,824
8.084% due 02/15/50	300,000	485,508

	Principal Amount	Value
Bay Area Toll Authority CA
6.263% due 04/01/49	$25,000	$38,979
7.043% due 04/01/50	50,000	79,502
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	34,297
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	129,430
City of Chicago IL ‘B’
7.375% due 01/01/33	35,000	36,967
7.750% due 01/01/42	50,000	50,808
City of Houston TX Combined Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	231,184
City of New York NY 5.517% due 10/01/37	40,000	52,506
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	135,922
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	33,835
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	126,908
5.456% due 12/01/39	25,000	34,534
Commonwealth of Pennsylvania 5.450% due 02/15/30	500,000	616,705
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	193,314
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	59,806
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	132,588
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	33,777
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	397,386
6.758% due 07/01/34	100,000	144,195
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	34,182
6.668% due 11/15/39	55,000	80,558
Metropolitan Transportation Authority NY ‘A2’ 6.089% due 11/15/40	200,000	278,684
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	33,455
6.655% due 04/01/57	100,000	133,482
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	154,522
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	163,828
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	151,343
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	40,323
New York City Water & Sewer System
5.952% due 06/15/42	50,000	73,949
6.011% due 06/15/42	10,000	14,560
New York State Dormitory Authority 5.500% due 03/15/30	240,000	309,362
New York State Urban Development Corp 5.770% due 03/15/39	25,000	32,211
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	147,189

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-27

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Pennsylvania Turnpike Commission 6.105% due 12/01/39	$25,000	$34,615
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	100,255
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	56,465
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	114,158
5.647% due 11/01/40	150,000	200,427
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	74,452
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	105,089
State of California
6.200% due 10/01/19	25,000	28,920
7.300% due 10/01/39	100,000	151,552
7.500% due 04/01/34	50,000	75,805
7.550% due 04/01/39	150,000	237,265
7.600% due 11/01/40	270,000	434,994
7.625% due 03/01/40	40,000	63,270
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	59,686
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	60,896
State of Illinois
5.665% due 03/01/18	200,000	211,078
6.725% due 04/01/35	100,000	107,962
State of Texas 5.517% due 04/01/39	100,000	141,825
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,618
State of Washington ‘D’ 5.481% due 08/01/39	25,000	34,596
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	32,099
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	385,419

	Principal Amount	Value
The University of Texas System 3.852% due 08/15/46	$50,000	$57,122
University of California
4.131% due 05/15/45	400,000	446,132
4.767% due 05/15/15	75,000	81,477
4.858% due 05/15/12	100,000	111,209

Total Municipal Bonds (Cost $6,954,637)		8,154,009

	Shares

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

Federated Institutional Prime Obligations Fund	21,138,060	21,138,060

Total Short-Term Investment (Cost $21,138,060)		21,138,060

TOTAL INVESTMENTS - 101.7% (Cost $825,907,448)		860,189,496

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(14,304,676)

NET ASSETS - 100.0%		$845,884,820

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	36.4%
Mortgage-Backed Securities	29.3%
Corporate Bonds & Notes	28.0%
Others (each less than 3.0%)	8.0%

	101.7%
Other Assets & Liabilities, Net	(1.7%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$237,171,502	$-	$237,171,502	$-
	Mortgage-Backed Securities	247,684,054	-	247,684,054	-
	Asset-Backed Securities	4,346,206	-	4,346,206	-
	U.S. Government Agency Issues	19,380,320	-	19,380,320	-
	U.S. Treasury Obligations	308,086,579	-	308,086,579	-
	Foreign Government Bonds & Notes	14,228,766	-	14,228,766	-
	Municipal Bonds	8,154,009	-	8,154,009	-
	Short-Term Investment	21,138,060	21,138,060	-	-

	Total	$860,189,496	$21,138,060	$839,051,436	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-28

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 97.7%

Consumer Discretionary - 20.5%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$70,000	$53,375
Acosta Inc 7.750% due 10/01/22 ~	80,000	70,600
Affinion Group Inc 7.875% due 12/15/18	100,000	48,250
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	200,000	197,124
7.500% due 05/15/26 ~	300,000	295,500
Altice Finco SA (Luxembourg)
8.125% due 01/15/24 ~	200,000	194,500
9.875% due 12/15/20 ~	100,000	107,063
Altice Luxembourg SA (Luxembourg) 7.750% due 05/15/22 ~	400,000	405,500
Altice US Finance I Corp
5.375% due 07/15/23 ~	200,000	201,500
5.500% due 05/15/26 ~	200,000	200,500
AMC Entertainment Inc 5.875% due 02/15/22	100,000	101,000
AMC Networks Inc
4.750% due 12/15/22	68,000	67,745
5.000% due 04/01/24	100,000	99,363
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	215,000
American Tire Distributors Inc 10.250% due 03/01/22 ~	147,000	129,727
Aramark Services Inc
5.125% due 01/15/24	100,000	102,250
5.125% due 01/15/24 ~	155,000	158,487
5.750% due 03/15/20	26,000	26,796
Argos Merger Sub Inc 7.125% due 03/15/23 ~	267,000	275,344
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	101,250
Beazer Homes USA Inc
5.750% due 06/15/19	100,000	91,500
9.125% due 05/15/19	50,000	49,625
Boyd Gaming Corp
6.375% due 04/01/26 ~	100,000	105,000
6.875% due 05/15/23	187,000	200,090
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	95,000
6.500% due 12/15/20 ~	40,000	40,100
Cablevision Systems Corp
5.875% due 09/15/22	100,000	90,000
7.750% due 04/15/18	100,000	107,312
8.000% due 04/15/20	100,000	102,750
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	100,000	100,750
11.000% due 10/01/21	200,000	197,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	50,000	46,750
CalAtlantic Group Inc
6.625% due 05/01/20	50,000	55,125
8.375% due 05/15/18	75,000	82,594
8.375% due 01/15/21	100,000	115,750
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	104,500
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	109,000
CCO Holdings LLC
5.125% due 02/15/23	125,000	126,875
5.125% due 05/01/23 ~	200,000	202,500
5.250% due 03/15/21	100,000	103,675

	Principal Amount	Value
5.250% due 09/30/22	$100,000	$102,875
5.375% due 05/01/25 ~	100,000	101,750
5.500% due 05/01/26 ~	150,000	152,625
5.750% due 09/01/23	50,000	51,625
5.750% due 01/15/24	100,000	105,490
5.750% due 02/15/26 ~	365,000	376,862
5.875% due 04/01/24 ~	192,000	200,640
5.875% due 05/01/27 ~	100,000	103,500
Cedar Fair LP
5.250% due 03/15/21	50,000	51,549
5.375% due 06/01/24	100,000	103,500
Cengage Learning Inc 9.500% due 06/15/24 ~	111,000	113,220
Century Intermediate Holding Co 2 9.750% PIK due 02/15/19 ~	100,000	101,625
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	244,000	233,630
6.375% due 09/15/20 ~	117,000	118,755
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	52,125	17,983
Choice Hotels International Inc 5.750% due 07/01/22	50,000	53,845
Churchill Downs Inc 5.375% due 12/15/21 ~	100,000	102,625
Cinemark USA Inc 4.875% due 06/01/23	125,000	124,062
Claire’s Stores Inc
8.875% due 03/15/19	50,000	11,875
9.000% due 03/15/19 ~	250,000	151,250
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	104,500
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	307,000	305,310
7.625% due 03/15/20	200,000	191,300
CST Brands Inc 5.000% due 05/01/23	50,000	51,000
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	41,500
Dana Holding Corp
5.375% due 09/15/21	50,000	51,463
5.500% due 12/15/24	100,000	95,500
DISH DBS Corp
4.250% due 04/01/18	167,000	170,757
4.625% due 07/15/17	150,000	153,000
5.000% due 03/15/23	100,000	91,250
5.125% due 05/01/20	100,000	102,250
5.875% due 07/15/22	200,000	195,000
5.875% due 11/15/24	365,000	342,187
6.750% due 06/01/21	300,000	311,625
7.750% due 07/01/26 ~	218,000	225,630
Dollar Tree Inc
5.250% due 03/01/20 ~	110,000	113,850
5.750% due 03/01/23 ~	295,000	314,912
DR Horton Inc
3.750% due 03/01/19	110,000	111,925
4.000% due 02/15/20	100,000	103,500
4.375% due 09/15/22	100,000	103,500
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	92,375
Fiat Chrysler Automobiles NV (United Kingdom)
4.500% due 04/15/20	200,000	202,750
5.250% due 04/15/23	250,000	249,375
GameStop Corp 5.500% due 10/01/19 ~	50,000	49,688
Gibson Brands Inc 8.875% due 08/01/18 ~	50,000	28,000
GLP Capital LP
4.375% due 11/01/18	111,000	114,469
4.375% due 04/15/21	50,000	51,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-29

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
4.875% due 11/01/20	$72,000	$75,498
5.375% due 11/01/23	26,000	27,268
5.375% due 04/15/26	100,000	103,750
Gray Television Inc
5.875% due 07/15/26 ~	150,000	151,500
7.500% due 10/01/20	100,000	104,750
Group 1 Automotive Inc 5.000% due 06/01/22	65,000	64,350
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	47,575
Hanesbrands Inc
4.625% due 05/15/24 ~	61,000	61,458
4.875% due 05/15/26 ~	80,000	80,688
Hilton Worldwide Finance LLC 5.625% due 10/15/21	163,000	168,822
iHeartCommunications Inc
9.000% due 12/15/19	200,000	152,750
9.000% due 03/01/21	150,000	106,313
9.000% due 09/15/22	115,000	80,213
10.000% due 01/15/18	140,000	72,800
10.625% due 03/15/23	150,000	104,625
11.250% due 03/01/21	100,000	72,000
International Game Technology PLC
5.625% due 02/15/20 ~	200,000	211,750
6.250% due 02/15/22 ~	200,000	205,958
6.500% due 02/15/25 ~	100,000	101,250
Isle of Capri Casinos Inc 5.875% due 03/15/21	150,000	156,375
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	203,000
JC Penney Corp Inc
5.650% due 06/01/20	150,000	141,750
5.750% due 02/15/18	100,000	102,500
5.875% due 07/01/23 ~	30,000	30,300
6.375% due 10/15/36	51,000	38,872
7.400% due 04/01/37	63,000	50,715
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	50,000	48,125
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	68,500
KB Home
4.750% due 05/15/19	200,000	201,500
7.000% due 12/15/21	100,000	101,000
KFC Holding Co
5.000% due 06/01/24 ~	84,000	86,310
5.250% due 06/01/26 ~	103,000	105,833
L Brands Inc
5.625% due 02/15/22	50,000	53,863
5.625% due 10/15/23	100,000	108,250
6.625% due 04/01/21	50,000	56,500
6.750% due 07/01/36	90,000	90,393
6.875% due 11/01/35	150,000	152,625
7.600% due 07/15/37	100,000	104,250
8.500% due 06/15/19	100,000	116,500
Lamar Media Corp
5.000% due 05/01/23	200,000	207,000
5.375% due 01/15/24	45,000	47,138
Landry’s Inc 9.375% due 05/01/20 ~	100,000	105,125
Laureate Education Inc 9.250% due 09/01/19 ~	213,000	187,440
Lear Corp
4.750% due 01/15/23	100,000	103,250
5.250% due 01/15/25	50,000	52,688
Lennar Corp
4.500% due 06/15/19	40,000	41,716
4.500% due 11/15/19	100,000	104,665
4.750% due 12/15/17	100,000	102,250
4.750% due 11/15/22	100,000	102,125
4.750% due 05/30/25	100,000	97,500

	Principal Amount	Value
Levi Strauss & Co 5.000% due 05/01/25	$140,000	$141,400
Liberty Interactive LLC 8.250% due 02/01/30	100,000	104,250
LIN Television Corp 5.875% due 11/15/22	100,000	101,000
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	50,000	51,625
LKQ Corp 4.750% due 05/15/23	100,000	98,750
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	95,000
M/I Homes Inc 6.750% due 01/15/21	100,000	100,000
MDC Holdings Inc 5.500% due 01/15/24	100,000	99,500
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	99,750
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	105,000
Meritage Homes Corp 6.000% due 06/01/25	200,000	202,000
MGM Resorts International
6.000% due 03/15/23	100,000	105,750
6.625% due 12/15/21	119,000	130,007
6.750% due 10/01/20	100,000	109,750
7.750% due 03/15/22	100,000	113,375
8.625% due 02/01/19	250,000	282,000
MHGE Parent LLC 8.500% due 08/01/19 ~	90,000	91,350
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	52,250
Mohegan Tribal Gaming Authority 9.750% due 09/01/21	80,000	85,600
MPG Holdco I Inc 7.375% due 10/15/22	130,000	128,700
National CineMedia LLC 6.000% due 04/15/22	50,000	52,000
NCL Corp Ltd
4.625% due 11/15/20 ~	170,000	170,530
5.250% due 11/15/19 ~	55,000	55,825
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	27,000	22,140
8.750% PIK due 10/15/21 ~	114,000	87,210
Neptune Finco Corp
10.125% due 01/15/23 ~	300,000	336,750
10.875% due 10/15/25 ~	200,000	229,500
Netflix Inc
5.500% due 02/15/22	150,000	157,125
5.875% due 02/15/25	75,000	79,031
New Red Finance Inc (Canada)
4.625% due 01/15/22 ~	156,000	158,730
6.000% due 04/01/22 ~	200,000	207,938
Nexstar Broadcasting Inc 6.875% due 11/15/20	100,000	104,875
Nine West Holdings Inc
6.125% due 11/15/34	50,000	6,750
8.250% due 03/15/19 ~	100,000	17,000
Outerwall Inc 5.875% due 06/15/21	100,000	86,000
Penn National Gaming Inc 5.875% due 11/01/21	50,000	51,125
Penske Automotive Group Inc
5.500% due 05/15/26	65,000	61,913
5.750% due 10/01/22	100,000	100,500
PulteGroup Inc
5.500% due 03/01/26	100,000	103,000
6.000% due 02/15/35	100,000	100,000
PVH Corp 4.500% due 12/15/22	56,000	57,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-30

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Quebecor Media Inc (Canada) 5.750% due 01/15/23	$100,000	$102,000
Radio One Inc 7.375% due 04/15/22 ~	100,000	96,000
Regal Entertainment Group
5.750% due 03/15/22	54,000	55,620
5.750% due 02/01/25	100,000	99,000
Rent-A-Center Inc 6.625% due 11/15/20	100,000	96,000
Royal Caribbean Cruises Ltd 5.250% due 11/15/22	100,000	105,750
RSI Home Products Inc 6.500% due 03/15/23 ~	117,000	120,802
Sabre GLBL Inc
5.250% due 11/15/23 ~	130,000	132,925
5.375% due 04/15/23 ~	47,000	48,293
Sally Holdings LLC
5.625% due 12/01/25	40,000	42,100
5.750% due 06/01/22	150,000	156,187
Schaeffler Finance BV (Germany) 4.250% due 05/15/21 ~	200,000	203,750
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	300,000	331,500
Scientific Games Corp 8.125% due 09/15/18	100,000	98,469
Scientific Games International Inc
7.000% due 01/01/22 ~	100,000	101,000
10.000% due 12/01/22	300,000	245,250
Serta Simmons Bedding LLC 8.125% due 10/01/20 ~	100,000	102,750
Service Corp International 5.375% due 05/15/24	215,000	224,137
Shea Homes LP 5.875% due 04/01/23 ~	100,000	99,500
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	103,375
5.625% due 08/01/24 ~	95,000	97,494
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	81,238
4.625% due 05/15/23 ~	80,000	77,906
5.375% due 07/15/26 ~	171,000	168,862
5.750% due 08/01/21 ~	200,000	208,250
6.000% due 07/15/24 ~	195,000	202,069
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	76,683
Sonic Automotive Inc 5.000% due 05/15/23	100,000	98,500
Starz LLC 5.000% due 09/15/19	100,000	102,125
Station Casinos LLC 7.500% due 03/01/21	100,000	105,893
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	100,000	100,250
TEGNA Inc
4.875% due 09/15/21 ~	200,000	205,500
5.125% due 07/15/20	88,000	90,970
Tempur Sealy International Inc
5.500% due 06/15/26 ~	64,000	63,040
5.625% due 10/15/23	100,000	103,500
Tenneco Inc
5.000% due 07/15/26	80,000	81,350
5.375% due 12/15/24	25,000	26,063
The Gap Inc 5.950% due 04/12/21	150,000	157,400
The Goodyear Tire & Rubber Co
5.000% due 05/31/26	80,000	81,700
5.125% due 11/15/23	115,000	119,312
7.000% due 05/15/22	100,000	106,750
The McClatchy Co 9.000% due 12/15/22	146,000	143,080

	Principal Amount	Value
The Men’s Wearhouse Inc 7.000% due 07/01/22	$70,000	$59,150
The William Carter Co 5.250% due 08/15/21	50,000	52,000
Time Inc 5.750% due 04/15/22 ~	67,000	63,231
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	99,000
8.910% due 10/15/17	100,000	109,000
Toys R Us Inc 10.375% due 08/15/17	100,000	98,500
Toys R Us Property Co II LLC 8.500% due 12/01/17	125,000	124,375
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	102,125
Tribune Media Co 5.875% due 07/15/22	175,000	175,000
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	200,000	205,980
Univision Communications Inc
5.125% due 05/15/23 ~	100,000	99,750
5.125% due 02/15/25 ~	199,000	197,507
6.750% due 09/15/22 ~	90,000	95,400
8.500% due 05/15/21 ~	49,000	51,251
Videotron Ltd (Canada) 5.375% due 06/15/24 ~	100,000	101,750
Viking Cruises Ltd 8.500% due 10/15/22 ~	145,000	124,337
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	243,125
Virgin Media Secured Finance PLC (United Kingdom)
5.375% due 04/15/21 ~	180,000	185,175
5.500% due 08/15/26 ~	100,000	97,500
Vista Outdoor Inc 5.875% due 10/01/23 ~	100,000	104,750
WideOpenWest Finance LLC 10.250% due 07/15/19	182,000	189,280
William Lyon Homes Inc 7.000% due 08/15/22	100,000	99,500
WMG Acquisition Corp 6.750% due 04/15/22 ~	150,000	151,875
Wolverine World Wide Inc 6.125% due 10/15/20	100,000	103,875
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	92,875
5.375% due 03/15/22	50,000	51,000
5.500% due 03/01/25 ~	300,000	291,375
Yum! Brands Inc
3.875% due 11/01/20	100,000	102,000
5.350% due 11/01/43	100,000	81,000
6.875% due 11/15/37	100,000	99,500

		29,941,751

Consumer Staples - 4.4%

Albertsons Cos LLC 6.625% due 06/15/24 ~	84,000	86,940
Alliance One International Inc 9.875% due 07/15/21	100,000	84,750
Avon Products Inc 6.750% due 03/15/23	200,000	147,624
B&G Foods Inc 4.625% due 06/01/21	63,000	63,315
BI-LO LLC 8.625% PIK due 09/15/18 ~	100,000	66,500
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	20,000	20,300
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	95,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-31

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Constellation Brands Inc
3.750% due 05/01/21	$64,000	$66,304
4.250% due 05/01/23	125,000	130,625
4.750% due 12/01/25	100,000	105,875
6.000% due 05/01/22	100,000	113,000
Cott Beverages Inc (Canada)
5.375% due 07/01/22	65,000	65,244
6.750% due 01/01/20	80,000	83,700
Darling Ingredients Inc 5.375% due 01/15/22	53,000	54,955
Dean Foods Co 6.500% due 03/15/23 ~	93,000	96,255
DS Services of America Inc 10.000% due 09/01/21 ~	100,000	112,750
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	155,549
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	162,592
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	137,750
HRG Group Inc 7.875% due 07/15/19	120,000	126,150
Ingles Markets Inc 5.750% due 06/15/23	100,000	101,750
Innovation Ventures LLC 9.500% due 08/15/19 ~	45,000	47,194
JBS USA LLC (Brazil)
5.875% due 07/15/24 ~	250,000	243,437
8.250% due 02/01/20 ~	150,000	156,000
NBTY Inc 7.625% due 05/15/21 ~	169,000	169,634
New Albertsons Inc
7.450% due 08/01/29	100,000	97,500
7.750% due 06/15/26	100,000	98,000
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	44,000	44,110
Pinnacle Foods Finance LLC 5.875% due 01/15/24 ~	150,000	157,687
Post Holdings Inc
6.000% due 12/15/22 ~	55,000	56,581
6.750% due 12/01/21 ~	120,000	127,200
7.375% due 02/15/22	150,000	158,250
7.750% due 03/15/24 ~	160,000	176,200
Revlon Consumer Products Corp 5.750% due 02/15/21	50,000	48,500
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	143,000	144,966
5.750% due 10/15/20	235,000	243,324
6.875% due 02/15/21	150,000	154,500
7.000% due 07/15/24 ~	25,000	25,784
8.250% due 02/15/21	100,000	104,630
9.875% due 08/15/19	100,000	103,375
Rite Aid Corp
6.125% due 04/01/23 ~	190,000	203,993
6.750% due 06/15/21	100,000	105,268
9.250% due 03/15/20	100,000	105,643
Safeway Inc 7.250% due 02/01/31	100,000	96,900
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	91,250
Smithfield Foods Inc
5.250% due 08/01/18 ~	37,000	37,416
5.875% due 08/01/21 ~	2,000	2,095
6.625% due 08/15/22	100,000	105,219
7.750% due 07/01/17	50,000	52,875
Spectrum Brands Inc
5.750% due 07/15/25	199,000	208,204
6.625% due 11/15/22	100,000	106,625
SUPERVALU Inc 7.750% due 11/15/22	50,000	41,990
Tesco PLC (United Kingdom) 5.500% due 11/15/17 ~	100,000	104,196

	Principal Amount	Value
The Fresh Market Inc 9.750% due 05/01/23 ~	$176,000	$165,770
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	103,875
The WhiteWave Foods Co 5.375% due 10/01/22	40,000	43,000
Tops Holding LLC 8.000% due 06/15/22 ~	133,000	117,705
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	102,500
6.000% due 02/15/24 ~	15,000	16,077
US Foods Inc 5.875% due 06/15/24 ~	43,000	44,183
Vector Group Ltd
7.750% due 02/15/21	50,000	52,312
7.750% due 02/15/21 ~	47,000	49,174
Wells Enterprises Inc 6.750% due 02/01/20 ~	26,000	27,008

		6,417,328

Energy - 13.3%

Antero Resources Corp
5.125% due 12/01/22	100,000	96,500
5.375% due 11/01/21	75,000	73,875
5.625% due 06/01/23	100,000	97,500
6.000% due 12/01/20	79,000	80,251
Arch Coal Inc 8.000% due 01/15/19 * Y ~	64,000	1,760
Archrock Partners LP 6.000% due 10/01/22	100,000	89,000
Atlas Energy Holdings Operating Co LLC 7.750% due 01/15/21	100,000	13,500
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	37,325
Basic Energy Services Inc 7.750% due 10/15/22	100,000	38,500
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	81,000
Bill Barrett Corp 7.625% due 10/01/19	75,000	61,500
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	128,000	121,920
Bonanza Creek Energy Inc 6.750% due 04/15/21	75,000	30,788
Bristow Group Inc 6.250% due 10/15/22	50,000	38,000
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	45,500
California Resources Corp
5.000% due 01/15/20	23,000	12,190
5.500% due 09/15/21	50,000	25,500
6.000% due 11/15/24	35,000	17,238
8.000% due 12/15/22 ~	385,000	273,831
Calumet Specialty Products Partners LP
6.500% due 04/15/21	190,000	136,800
11.500% due 01/15/21 ~	100,000	112,750
Carrizo Oil & Gas Inc 6.250% due 04/15/23	170,000	164,475
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	600,000	548,538
CGG SA (France) 6.875% due 01/15/22	100,000	44,000
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24 ~	200,000	205,626
Chesapeake Energy Corp
5.750% due 03/15/23	300,000	193,500
8.000% due 12/15/22 ~	403,000	343,557
Clayton Williams Energy Inc 7.750% due 04/01/19	50,000	38,000
Cloud Peak Energy Resources LLC 6.375% due 03/15/24	100,000	33,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-32

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Comstock Resources Inc 10.000% due 03/15/20 ~	$100,000	$81,000
Concho Resources Inc
5.500% due 04/01/23	100,000	100,750
6.500% due 01/15/22	200,000	205,750
CONSOL Energy Inc
5.875% due 04/15/22	200,000	175,750
8.000% due 04/01/23	75,000	66,750
Continental Resources Inc 5.000% due 09/15/22	600,000	587,778
Crestwood Midstream Partners LP
6.000% due 12/15/20	27,000	25,650
6.125% due 03/01/22	207,000	191,140
CrownRock LP 7.750% due 02/15/23 ~	100,000	105,000
CSI Compressco LP 7.250% due 08/15/22	50,000	41,250
CVR Refining LLC 6.500% due 11/01/22	100,000	86,500
DCP Midstream LLC
5.350% due 03/15/20 ~	200,000	196,486
5.850% due 05/21/43 § ~	100,000	72,500
DCP Midstream Operating LP
3.875% due 03/15/23	100,000	91,450
5.600% due 04/01/44	100,000	86,000
Denbury Resources Inc
5.500% due 05/01/22	168,000	114,240
9.000% due 05/15/21 ~	55,000	55,275
Diamond Offshore Drilling Inc 4.875% due 11/01/43	250,000	178,787
Diamondback Energy Inc 7.625% due 10/01/21	50,000	53,063
Drill Rigs Holdings Inc (Cyprus) 6.500% due 10/01/17 ~	56,000	26,740
Eclipse Resources Corp 8.875% due 07/15/23	100,000	95,000
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	49,375
Energy Transfer Equity LP
5.500% due 06/01/27	95,000	89,775
5.875% due 01/15/24	100,000	97,750
7.500% due 10/15/20	145,000	154,425
Ensco PLC
4.500% due 10/01/24	100,000	68,375
4.700% due 03/15/21	250,000	208,042
5.200% due 03/15/25	100,000	69,625
5.750% due 10/01/44	125,000	75,156
EP Energy LLC
6.375% due 06/15/23	168,000	101,640
9.375% due 05/01/20	150,000	106,875
FTS International Inc 6.250% due 05/01/22	55,000	21,725
Gastar Exploration Inc 8.625% due 05/15/18	50,000	42,125
Genesis Energy LP
5.750% due 02/15/21	100,000	95,000
6.000% due 05/15/23	50,000	47,000
6.750% due 08/01/22	100,000	97,500
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	92,000	92,000
Global Partners LP 7.000% due 06/15/23	100,000	84,000
Gulfmark Offshore Inc 6.375% due 03/15/22	150,000	62,625
Gulfport Energy Corp 7.750% due 11/01/20	100,000	103,250
Halcon Resources Corp 8.625% due 02/01/20 ~	129,000	122,307
Harvest Operations Corp (South Korea) 6.875% due 10/01/17	50,000	48,750

	Principal Amount	Value
Hilcorp Energy I LP
5.000% due 12/01/24 ~	$55,000	$51,557
5.750% due 10/01/25 ~	67,000	64,320
7.625% due 04/15/21 ~	50,000	51,625
Holly Energy Partners LP 6.500% due 03/01/20	50,000	50,500
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	59,750
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	33,000
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	72,250
Key Energy Services Inc 6.750% due 03/01/21	100,000	40,500
Laredo Petroleum Inc
5.625% due 01/15/22	100,000	94,000
7.375% due 05/01/22	100,000	100,750
Legacy Reserves LP 6.625% due 12/01/21	100,000	42,500
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	93,000
Matador Resources Co 6.875% due 04/15/23	100,000	102,500
McDermott International Inc 8.000% due 05/01/21 ~	100,000	86,500
MEG Energy Corp (Canada)
6.500% due 03/15/21 ~	100,000	78,000
7.000% due 03/31/24 ~	150,000	116,250
Memorial Production Partners LP 7.625% due 05/01/21	200,000	108,500
Memorial Resource Development Corp 5.875% due 07/01/22	100,000	100,000
Milagro Oil & Gas Inc 10.500% due 05/15/17 * Y	50,000	18,125
Murphy Oil Corp 3.500% due 12/01/17	200,000	199,483
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	38,480
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	39,500
Newfield Exploration Co
5.375% due 01/01/26	127,000	124,142
5.625% due 07/01/24	56,000	56,280
5.750% due 01/30/22	100,000	101,750
NGL Energy Partners LP 6.875% due 10/15/21	100,000	88,250
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	104,750
9.625% due 06/01/19 ~	150,000	157,312
Niska Gas Storage Canada ULC 6.500% due 04/01/19	50,000	47,500
Noble Holding International Ltd (United Kingdom)
5.250% due 03/15/42	100,000	57,250
6.950% due 04/01/25	350,000	280,000
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	65,000	59,475
Northern Oil & Gas Inc 8.000% due 06/01/20	160,000	121,600
NuStar Logistics LP
4.750% due 02/01/22	100,000	93,750
6.750% due 02/01/21	100,000	101,500
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	91,750
6.875% due 03/15/22	200,000	186,000
Ocean Rig UDW Inc (Cyprus) 7.250% due 04/01/19 ~	50,000	25,750
ONEOK Inc
4.250% due 02/01/22	100,000	92,500
7.500% due 09/01/23	60,000	64,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-33

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Pacific Drilling SA 5.375% due 06/01/20 ~	$50,000	$15,250
Pacific Drilling V Ltd 7.250% due 12/01/17 ~	50,000	20,750
Paramount Resources Ltd (Canada) 6.875% due 06/30/23 ~	100,000	79,000
Parker Drilling Co 6.750% due 07/15/22	50,000	37,875
Parsley Energy LLC 7.500% due 02/15/22 ~	53,000	55,650
PBF Holding Co LLC
7.000% due 11/15/23 ~	55,000	53,213
8.250% due 02/15/20	80,000	83,400
PDC Energy Inc 7.750% due 10/15/22	100,000	104,500
Permian Resources LLC
7.125% due 11/01/20 ~	65,000	35,100
7.375% due 11/01/21 ~	50,000	27,313
13.000% due 11/30/20 ~	100,000	114,500
PHI Inc 5.250% due 03/15/19	50,000	46,500
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	35,250
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	40,250
6.625% due 11/15/20	100,000	92,000
Puma International Financing SA (Singapore) 6.750% due 02/01/21 ~	100,000	99,828
QEP Resources Inc
5.250% due 05/01/23	109,000	100,825
6.875% due 03/01/21	50,000	50,750
Range Resources Corp
4.875% due 05/15/25	88,000	84,260
5.000% due 03/15/23	260,000	245,050
Rice Energy Inc 6.250% due 05/01/22	175,000	174,562
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	100,750
6.000% due 01/15/19 ~	180,000	184,050
Rose Rock Midstream LP 5.625% due 11/15/23	50,000	43,750
Rowan Cos Inc 4.875% due 06/01/22	300,000	262,825
RSP Permian Inc 6.625% due 10/01/22	40,000	41,400
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	201,750
5.625% due 03/01/25	189,000	189,000
5.750% due 05/15/24	300,000	299,250
5.875% due 06/30/26 ~	150,000	150,000
6.250% due 03/15/22	300,000	309,000
Sanchez Energy Corp
6.125% due 01/15/23	150,000	116,625
7.750% due 06/15/21	63,000	53,708
Seadrill Ltd (United Kingdom) 6.125% due 09/15/17 ~	100,000	53,500
SESI LLC
6.375% due 05/01/19	100,000	96,750
7.125% due 12/15/21	39,000	37,733
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	100,000	101,250
8.250% due 05/15/20 ~	50,000	52,063
SM Energy Co
5.000% due 01/15/24	100,000	86,000
5.625% due 06/01/25	113,000	97,745
6.500% due 01/01/23	100,000	93,500
Southwestern Energy Co
4.050% due 01/23/20	300,000	294,750
4.100% due 03/15/22	50,000	44,875
4.950% due 01/23/25	100,000	96,375

	Principal Amount	Value
Summit Midstream Holdings LLC 5.500% due 08/15/22	$100,000	$86,500
Sunoco LP
5.500% due 08/01/20 ~	80,000	79,100
6.250% due 04/15/21 ~	109,000	109,476
6.375% due 04/01/23 ~	46,000	45,885
Targa Resources Partners LP
4.125% due 11/15/19	75,000	74,625
4.250% due 11/15/23	50,000	45,125
5.000% due 01/15/18	175,000	178,937
5.250% due 05/01/23	77,000	73,150
6.625% due 10/01/20	50,000	51,250
6.750% due 03/15/24 ~	100,000	103,000
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	21,063
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	49,250
Tesoro Corp 5.375% due 10/01/22	150,000	153,562
Tesoro Logistics LP
5.500% due 10/15/19	110,000	115,500
6.125% due 10/15/21	70,000	72,800
6.250% due 10/15/22	115,000	120,462
The Williams Cos Inc
4.550% due 06/24/24	300,000	277,050
5.750% due 06/24/44	100,000	85,750
8.750% due 03/15/32	100,000	107,500
Transocean Inc
6.000% due 03/15/18	250,000	255,000
6.800% due 03/15/38	250,000	164,375
8.125% due 12/15/21	200,000	170,000
Triangle USA Petroleum Corp 6.750% due 07/15/22 Y ~	50,000	11,750
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	100,000	80,500
Unit Corp 6.625% due 05/15/21	75,000	58,313
W&T Offshore Inc 8.500% due 06/15/19	100,000	25,000
Weatherford International Ltd
7.000% due 03/15/38	300,000	223,500
7.750% due 06/15/21	283,000	276,632
8.250% due 06/15/23	97,000	92,393
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	118,138
6.250% due 04/01/23	200,000	180,000
6.500% due 10/01/18	25,000	24,125
WPX Energy Inc
5.250% due 09/15/24	140,000	123,900
6.000% due 01/15/22	100,000	93,500
7.500% due 08/01/20	45,000	45,140
8.250% due 08/01/23	40,000	40,300

		19,460,328

Financials - 10.0%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	300,000	303,000
4.250% due 07/01/20	150,000	153,000
4.625% due 10/30/20	150,000	156,075
Ally Financial Inc
3.250% due 11/05/18	200,000	200,250
3.500% due 01/27/19	123,000	122,539
3.600% due 05/21/18	300,000	301,500
4.125% due 03/30/20	300,000	301,500
4.750% due 09/10/18	200,000	204,500
5.750% due 11/20/25	150,000	150,937
8.000% due 12/31/18	100,000	109,500
8.000% due 03/15/20	100,000	112,750
8.000% due 11/01/31	220,000	256,050
BPCE SA (France) 12.500% § ± ~	100,000	123,645

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-34

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	$200,000	$149,500
CIT Group Inc
3.875% due 02/19/19	305,000	307,287
4.250% due 08/15/17	108,000	110,268
5.000% due 08/15/22	100,000	102,000
5.000% due 08/01/23	100,000	101,000
5.250% due 03/15/18	150,000	154,917
5.375% due 05/15/20	100,000	104,500
5.500% due 02/15/19 ~	100,000	104,875
6.625% due 04/01/18 ~	100,000	106,000
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	49,500
CNO Financial Group Inc 5.250% due 05/30/25	40,000	41,400
Communications Sales & Leasing Inc REIT
6.000% due 04/15/23 ~	100,000	102,000
8.250% due 10/15/23	164,000	166,870
Corrections Corp of America REIT 4.125% due 04/01/20	100,000	103,375
Credit Agricole SA (France) 8.375% § ± ~	100,000	112,145
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	100,375
Deutsche Bank AG (Germany)
4.296% due 05/24/28 §	200,000	175,229
4.500% due 04/01/25	250,000	231,596
DFC Finance Corp 10.500% due 06/15/20 ~	100,000	60,500
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	116,800
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	92,510
Enova International Inc 9.750% due 06/01/21	140,000	110,950
Equinix Inc REIT
4.875% due 04/01/20	76,000	79,230
5.375% due 01/01/22	65,000	67,438
5.375% due 04/01/23	100,000	103,750
5.875% due 01/15/26	215,000	224,675
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	150,000	146,812
FelCor Lodging LP
5.625% due 03/01/23	48,000	48,240
6.000% due 06/01/25	100,000	101,250
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	100,500
Genworth Holdings Inc
4.900% due 08/15/23	150,000	113,625
6.515% due 05/22/18	50,000	49,250
7.625% due 09/24/21	200,000	171,250
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	100,000	96,500
HUB International Ltd 7.875% due 10/01/21 ~	118,000	113,575
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	184,107
5.710% due 01/15/26 ~	200,000	190,051
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	63,000	63,945
5.750% due 08/15/24	100,000	101,500
6.000% due 10/01/20 ~	100,000	105,750
6.000% due 08/15/23	96,000	101,520
iStar Inc REIT
4.875% due 07/01/18	100,000	96,875
5.000% due 07/01/19	40,000	37,500
9.000% due 06/01/17	100,000	104,250
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	182,500
KCG Holdings Inc 6.875% due 03/15/20 ~	75,000	68,063

	Principal Amount	Value
Kennedy-Wilson Inc 5.875% due 04/01/24	$85,000	$83,194
Liberty Mutual Group Inc
7.000% due 03/15/37 § ~	50,000	42,625
10.750% due 06/15/88 § ~	100,000	145,250
Mattamy Group Corp (Canada) 6.500% due 11/15/20 ~	100,000	96,500
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/24 ~	121,000	128,260
MPT Operating Partnership LP REIT
6.375% due 02/15/22	100,000	104,125
6.375% due 03/01/24	100,000	107,000
MSCI Inc
5.250% due 11/15/24 ~	95,000	97,613
5.750% due 08/15/25 ~	151,000	157,417
National Financial Partners Corp 9.000% due 07/15/21 ~	117,000	113,197
Nationstar Mortgage LLC
6.500% due 08/01/18	100,000	97,125
6.500% due 07/01/21	75,000	64,500
7.875% due 10/01/20	100,000	94,250
Navient Corp
4.875% due 06/17/19	150,000	145,125
5.500% due 01/15/19	100,000	100,825
5.500% due 01/25/23	100,000	88,125
5.625% due 08/01/33	200,000	141,500
5.875% due 03/25/21	150,000	142,218
6.125% due 03/25/24	100,000	88,250
8.000% due 03/25/20	150,000	153,657
8.450% due 06/15/18	300,000	325,500
Ocwen Financial Corp 6.625% due 05/15/19	75,000	51,375
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	85,000	83,194
7.250% due 12/15/21 ~	100,000	96,250
Outfront Media Capital LLC
5.250% due 02/15/22	50,000	50,938
5.875% due 03/15/25	100,000	103,375
PHH Corp 6.375% due 08/15/21	100,000	88,250
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	80,010
Quicken Loans Inc 5.750% due 05/01/25 ~	167,000	161,990
Radian Group Inc 5.250% due 06/15/20	100,000	101,000
RBS Capital Trust II (United Kingdom) 6.425% § ±	100,000	104,000
Realogy Group LLC
4.500% due 04/15/19 ~	70,000	72,013
4.875% due 06/01/23 ~	100,000	99,000
5.250% due 12/01/21 ~	100,000	102,875
RHP Hotel Properties LP REIT
5.000% due 04/15/21	50,000	51,250
5.000% due 04/15/23	100,000	99,750
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	250,000	244,265
6.000% due 12/19/23	300,000	305,866
6.100% due 06/10/23	100,000	102,454
6.125% due 12/15/22	170,000	178,777
7.640% § ±	100,000	95,500
7.648% § ±	50,000	59,250
Sabra Health Care LP REIT 5.375% due 06/01/23	50,000	49,750
Solera LLC 10.500% due 03/01/24 ~	200,000	210,875
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	50,000	29,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-35

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Springleaf Finance Corp
6.500% due 09/15/17	$100,000	$103,500
6.900% due 12/15/17	150,000	155,812
7.750% due 10/01/21	125,000	120,781
8.250% due 12/15/20	125,000	125,625
Synovus Financial Corp 5.750% due 12/15/25 §	100,000	103,500
The Geo Group Inc REIT
5.125% due 04/01/23	100,000	98,000
5.875% due 10/15/24	50,000	50,875
The Howard Hughes Corp 6.875% due 10/01/21 ~	100,000	101,250
The Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	100,000	102,526
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	70,840
UniCredit Luxembourg Finance SA (Italy) 6.000% due 10/31/17 ~	100,000	104,369
USI Inc 7.750% due 01/15/21 ~	67,000	66,581
VEREIT Operating Partnership LP REIT
3.000% due 02/06/19	100,000	100,625
4.875% due 06/01/26	76,000	78,185
Voya Financial Inc 5.650% due 05/15/53 §	100,000	94,375
Walter Investment Management Corp 7.875% due 12/15/21	100,000	49,625
Wayne Merger Sub LLC 8.250% due 08/01/23 ~	75,000	74,250

		14,588,981

Health Care - 9.1%

Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	103,250
Alere Inc
6.500% due 06/15/20	50,000	50,000
7.250% due 07/01/18	50,000	51,344
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	54,000
Amsurg Corp 5.625% due 07/15/22	100,000	103,125
Capsugel SA 7.000% PIK due 05/15/19 ~	108,000	108,270
Centene Corp
4.750% due 05/15/22	225,000	230,625
5.625% due 02/15/21 ~	41,000	42,845
6.125% due 02/15/24 ~	158,000	168,369
CHS/Community Health Systems Inc
5.125% due 08/15/18	31,000	31,581
5.125% due 08/01/21	200,000	199,500
6.875% due 02/01/22	300,000	264,000
7.125% due 07/15/20	100,000	93,209
8.000% due 11/15/19	250,000	245,312
Concordia International Corp (Canada)
7.000% due 04/15/23 ~	121,000	103,757
9.500% due 10/21/22 ~	25,000	23,438
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	196,500
Crimson Merger Sub Inc 6.625% due 05/15/22 ~	150,000	124,875
DaVita HealthCare Partners Inc
5.000% due 05/01/25	173,000	171,919
5.125% due 07/15/24	200,000	202,595
5.750% due 08/15/22	150,000	157,500
DJO Finco Inc 8.125% due 06/15/21 ~	149,000	129,630
Endo Finance LLC
5.750% due 01/15/22 ~	50,000	45,370
5.875% due 01/15/23 ~	100,000	87,250

	Principal Amount	Value
Endo Ltd
6.000% due 07/15/23 ~	$200,000	$177,000
6.000% due 02/01/25 ~	200,000	174,500
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	76,485
ExamWorks Group Inc 5.625% due 04/15/23	12,000	13,320
Fresenius Medical Care US Finance I Inc (Germany) 5.750% due 02/15/21 ~	50,000	55,750
Fresenius Medical Care US Finance II Inc (Germany)
5.625% due 07/31/19 ~	100,000	108,812
5.875% due 01/31/22 ~	200,000	220,250
6.500% due 09/15/18 ~	100,000	108,500
Fresenius US Finance II Inc (Germany) 4.500% due 01/15/23 ~	100,000	102,750
Grifols Worldwide Operations Ltd (Spain) 5.250% due 04/01/22	200,000	204,500
HCA Holdings Inc 6.250% due 02/15/21	200,000	215,000
HCA Inc
3.750% due 03/15/19	190,000	197,125
4.250% due 10/15/19	100,000	104,500
4.750% due 05/01/23	150,000	154,125
5.000% due 03/15/24	150,000	155,625
5.250% due 04/15/25	100,000	104,750
5.250% due 06/15/26	200,000	208,000
5.375% due 02/01/25	450,000	462,375
5.875% due 03/15/22	100,000	109,000
5.875% due 05/01/23	100,000	106,875
5.875% due 02/15/26	300,000	312,000
6.500% due 02/15/20	210,000	233,362
7.500% due 02/15/22	250,000	284,875
HealthSouth Corp
5.750% due 11/01/24	150,000	151,350
5.750% due 09/15/25	100,000	99,500
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	102,750
Hologic Inc 5.250% due 07/15/22 ~	190,000	199,262
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	96,563
IMS Health Inc 6.000% due 11/01/20 ~	50,000	51,000
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	134,225
10.000% PIK due 08/15/18 ~	34,539	35,575
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	124,025
JLL/Delta Dutch Pledgeco BV (Netherlands) 8.750% PIK due 05/01/20 ~	100,000	100,250
Kindred Healthcare Inc
6.375% due 04/15/22	100,000	89,625
8.000% due 01/15/20	70,000	70,000
Kinetic Concepts Inc
7.875% due 02/15/21 ~	57,000	60,740
10.500% due 11/01/18	250,000	250,625
12.500% due 11/01/19	50,000	47,375
LifePoint Health Inc
5.500% due 12/01/21	135,000	141,075
5.875% due 12/01/23	35,000	36,488
Mallinckrodt International Finance SA
4.750% due 04/15/23	68,000	55,760
4.875% due 04/15/20 ~	129,000	125,130
5.500% due 04/15/25 ~	128,000	114,831
5.625% due 10/15/23 ~	40,000	37,450
5.750% due 08/01/22 ~	95,000	90,903
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	167,475

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-36

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Molina Healthcare Inc 5.375% due 11/15/22 ~	$120,000	$120,300
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	167,000	175,767
Prestige Brands Inc 5.375% due 12/15/21 ~	100,000	102,000
Quintiles Transnational Corp 4.875% due 05/15/23 ~	40,000	40,800
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	87,000	89,393
Select Medical Corp 6.375% due 06/01/21	100,000	96,500
Team Health Inc 7.250% due 12/15/23 ~	25,000	26,816
Teleflex Inc 5.250% due 06/15/24	50,000	50,750
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	167,000
4.500% due 04/01/21	51,000	51,510
4.750% due 06/01/20	100,000	102,930
5.000% due 03/01/19	100,000	97,250
5.500% due 03/01/19	110,000	108,900
6.250% due 11/01/18	140,000	148,400
6.750% due 02/01/20	100,000	99,000
6.750% due 06/15/23	278,000	267,227
8.000% due 08/01/20	100,000	102,625
8.125% due 04/01/22	311,000	320,268
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	92,375
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	200,000	173,000
7.000% due 10/01/20 ~	10,000	8,875
7.250% due 07/15/22 ~	100,000	86,270
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	200,000	171,875
5.625% due 12/01/21 ~	100,000	83,000
5.875% due 05/15/23 ~	450,000	365,625
6.125% due 04/15/25 ~	400,000	322,000
6.750% due 08/15/18 ~	200,000	193,424
7.500% due 07/15/21 ~	257,000	227,927
Vizient Inc 10.375% due 03/01/24 ~	60,000	64,500
WellCare Health Plans Inc 5.750% due 11/15/20	75,000	77,719

		13,293,746

Industrials - 11.4%

ACCO Brands Corp 6.750% due 04/30/20	50,000	53,188
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	133,125
Advanced Disposal Services Inc 8.250% due 10/01/20	100,000	102,000
AECOM
5.750% due 10/15/22	135,000	138,375
5.875% due 10/15/24	100,000	103,000
Aerojet Rocketdyne Holdings Inc 7.125% due 03/15/21	50,000	52,763
Ahern Rentals Inc 7.375% due 05/15/23 ~	50,000	34,750
Air Canada (Canada)
6.750% due 10/01/19 ~	100,000	103,895
7.750% due 04/15/21 ~	50,000	52,125
Aircastle Ltd
4.625% due 12/15/18	100,000	103,250
5.000% due 04/01/23	50,000	50,935
5.125% due 03/15/21	100,000	104,375
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	81,500
10.750% due 10/15/19 ~	100,000	48,250

	Principal Amount	Value
American Airlines Group Inc 6.125% due 06/01/18	$186,000	$192,045
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	81,962
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	100,500
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	43,375
APX Group Inc
6.375% due 12/01/19	125,000	124,375
7.875% due 12/01/22 ~	58,000	58,653
8.750% due 12/01/20	80,000	73,800
Ashtead Capital Inc (United Kingdom) 6.500% due 07/15/22 ~	200,000	209,124
Avis Budget Car Rental LLC 5.500% due 04/01/23	183,000	180,941
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	58,820
Bombardier Inc (Canada)
4.750% due 04/15/19 ~	145,000	139,200
5.500% due 09/15/18 ~	250,000	248,750
6.125% due 01/15/23 ~	250,000	215,000
7.500% due 03/15/25 ~	200,000	174,000
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	60,795
Broadspectrum Ltd (Australia) 8.375% due 05/15/20 ~	100,000	107,250
Builders FirstSource Inc 10.750% due 08/15/23 ~	141,000	154,042
Case New Holland Industrial Inc (United Kingdom) 7.875% due 12/01/17	100,000	108,000
Casella Waste Systems Inc 7.750% due 02/15/19	48,000	49,020
CEB Inc 5.625% due 06/15/23 ~	100,000	97,625
Cenveo Corp 6.000% due 08/01/19 ~	90,000	75,150
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	100,000
CEVA Group PLC (United Kingdom)
7.000% due 03/01/21 ~	100,000	86,500
9.000% due 09/01/21 ~	75,000	59,250
Clean Harbors Inc
5.125% due 06/01/21	153,000	157,302
5.250% due 08/01/20	54,000	55,418
CNH Industrial Capital LLC
3.375% due 07/15/19	100,000	98,250
3.875% due 07/16/18	250,000	251,875
Constellis Holdings LLC 9.750% due 05/15/20 ~	100,000	95,975
Covanta Holding Corp 6.375% due 10/01/22	100,000	103,250
CSC Holdings LLC
5.250% due 06/01/24	200,000	182,000
6.750% due 11/15/21	100,000	102,250
7.625% due 07/15/18	50,000	54,225
DH Services Luxembourg SARL (Luxembourg) 7.750% due 12/15/20 ~	50,000	52,625
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	90,695
DynCorp International Inc 11.875% PIK due 11/30/20	44,587	37,676
FGI Operating Co LLC 7.875% due 05/01/20	50,000	36,500
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	150,000	150,000
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	195,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-37

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
FTI Consulting Inc 6.000% due 11/15/22	$100,000	$105,425
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	61,138
Gates Global LLC 6.000% due 07/15/22 ~	140,000	123,200
General Cable Corp 5.750% due 10/01/22	75,000	69,375
GFL Environmental Inc (Canada) 9.875% due 02/01/21 ~	130,000	139,100
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	50,000	48,125
Griffon Corp 5.250% due 03/01/22	100,000	99,125
H&E Equipment Services Inc 7.000% due 09/01/22	150,000	156,000
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	76,500
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	100,000	83,990
HD Supply Inc
5.250% due 12/15/21 ~	110,000	115,741
5.750% due 04/15/24 ~	100,000	104,250
7.500% due 07/15/20	202,000	212,080
Herc Spinoff Escrow Issuer LLC
7.500% due 06/01/22 ~	40,000	39,400
7.750% due 06/01/24 ~	33,000	32,258
Huntington Ingalls Industries Inc
5.000% due 12/15/21 ~	60,000	63,000
5.000% due 11/15/25 ~	65,000	68,819
Icahn Enterprises LP
4.875% due 03/15/19	100,000	98,500
5.875% due 02/01/22	200,000	189,000
6.000% due 08/01/20	240,000	237,600
IHS Inc 5.000% due 11/01/22	125,000	129,687
International Lease Finance Corp
3.875% due 04/15/18	200,000	204,164
4.625% due 04/15/21	250,000	258,125
5.875% due 08/15/22	150,000	162,937
6.250% due 05/15/19	100,000	107,985
8.625% due 01/15/22	50,000	61,063
Jack Cooper Holdings Corp 9.250% due 06/01/20	100,000	64,500
Joy Global Inc 5.125% due 10/15/21	75,000	70,204
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	44,800
KLX Inc 5.875% due 12/01/22 ~	150,000	147,750
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	72,000	58,500
Light Tower Rentals Inc 8.125% due 08/01/19 ~	50,000	29,750
Masco Corp
4.375% due 04/01/26	50,000	51,825
4.450% due 04/01/25	145,000	150,814
5.950% due 03/15/22	100,000	112,063
7.125% due 03/15/20	50,000	57,825
MasTec Inc 4.875% due 03/15/23	100,000	93,250
Meccanica Holdings USA Inc (Italy) 6.250% due 01/15/40 ~	150,000	141,000
Meritor Inc
6.250% due 02/15/24	100,000	86,000
6.750% due 06/15/21	50,000	47,000
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	97,500
Milacron LLC 7.750% due 02/15/21 ~	100,000	103,500

	Principal Amount	Value
Modular Space Corp 10.250% due 01/31/19 ~	$30,000	$14,550
Monitronics International Inc 9.125% due 04/01/20	100,000	83,500
Multi-Color Corp 6.125% due 12/01/22 ~	100,000	102,750
Navios Maritime Holdings Inc
7.375% due 01/15/22 ~	107,000	48,150
8.125% due 02/15/19	50,000	20,375
Navistar International Corp 8.250% due 11/01/21	103,000	72,872
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	50,000	47,750
Nielsen Finance LLC
4.500% due 10/01/20	50,000	51,125
5.000% due 04/15/22 ~	270,000	276,412
Nortek Inc 8.500% due 04/15/21	100,000	103,775
Orbital ATK Inc 5.500% due 10/01/23	100,000	104,750
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	72,179
Prime Security One MS Inc 4.875% due 07/15/32 ~	100,000	77,375
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	344,000	365,500
Real Alloy Holding Inc 10.000% due 01/15/19 ~	50,000	50,250
RR Donnelley & Sons Co
7.000% due 02/15/22	100,000	98,500
7.250% due 05/15/18	21,000	22,391
8.250% due 03/15/19	100,000	108,125
Safway Group Holding LLC 7.000% due 05/15/18 ~	50,000	50,125
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	100,375
5.000% due 10/01/25 ~	150,000	151,408
Sequa Corp 7.000% due 12/15/17 ~	62,500	16,563
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	77,500
Standard Industries Inc
5.375% due 11/15/24 ~	100,000	102,250
5.500% due 02/15/23 ~	150,000	154,125
6.000% due 10/15/25 ~	100,000	105,000
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	50,125
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	79,250
Terex Corp 6.000% due 05/15/21	105,000	105,656
The ADT Corp
3.500% due 07/15/22	50,000	46,063
5.250% due 03/15/20	200,000	212,000
6.250% due 10/15/21	100,000	107,350
The Hertz Corp
5.875% due 10/15/20	200,000	206,000
6.750% due 04/15/19	200,000	204,215
7.500% due 10/15/18	50,000	51,063
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	138,000	143,002
TMS International Corp 7.625% due 10/15/21 ~	100,000	70,500
TRAC Intermodal LLC 11.000% due 08/15/19	50,000	52,813
TransDigm Inc
5.500% due 10/15/20	100,000	102,250
6.375% due 06/15/26 ~	151,000	150,811
6.500% due 07/15/24	220,000	222,200
6.500% due 05/15/25	100,000	100,625
7.500% due 07/15/21	67,000	70,853

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-38

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Triumph Group Inc 5.250% due 06/01/22	$50,000	$46,250
United Continental Holdings Inc 6.000% due 12/01/20	150,000	157,500
United Rentals North America Inc
4.625% due 07/15/23	200,000	202,750
5.500% due 07/15/25	100,000	98,875
5.875% due 09/15/26	150,000	149,625
6.125% due 06/15/23	225,000	235,406
Univar USA Inc 6.750% due 07/15/23 ~	100,000	99,250
USG Corp 5.500% due 03/01/25 ~	100,000	105,125
WESCO Distribution Inc 5.375% due 12/15/21	100,000	101,250
West Corp 5.375% due 07/15/22 ~	100,000	93,375
XPO Logistics Inc
6.500% due 06/15/22 ~	255,000	244,481
7.875% due 09/01/19 ~	147,000	150,307
Zekelman Industries Inc 9.875% due 06/15/23 ~	100,000	101,750
ZF North America Capital Inc (Germany)
4.000% due 04/29/20 ~	200,000	205,874
4.750% due 04/29/25 ~	150,000	152,530

		16,622,416

Information Technology - 5.4%

Advanced Micro Devices Inc
7.000% due 07/01/24	100,000	85,000
7.750% due 08/01/20	100,000	93,500
Alcatel-Lucent USA Inc (France) 6.450% due 03/15/29	100,000	104,750
Alliance Data Systems Corp 5.375% due 08/01/22 ~	100,000	96,250
Amkor Technology Inc
6.375% due 10/01/22	50,000	48,313
6.625% due 06/01/21	50,000	48,750
Ancestry.com Inc 11.000% due 12/15/20	100,000	107,500
Anixter Inc
5.125% due 10/01/21	50,000	51,000
5.500% due 03/01/23	100,000	102,125
Aspect Software Inc 10.625% due 05/15/17 Y	50,000	188
Belden Inc 5.500% due 09/01/22 ~	80,000	81,000
Blue Coat Holdings Inc 8.375% due 06/01/23 ~	100,000	113,500
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	181,200
Boxer Parent Co Inc 9.000% PIK due 10/15/19 ~	80,000	68,000
CDW LLC
5.500% due 12/01/24	100,000	103,750
6.000% due 08/15/22	100,000	104,875
Change Healthcare Holdings Inc
6.000% due 02/15/21 ~	100,000	106,500
11.000% due 12/31/19	50,000	53,200
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	22,000	22,765
CommScope Inc
4.375% due 06/15/20 ~	20,000	20,650
5.500% due 06/15/24 ~	110,000	112,062
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	257,000	264,710
CoreLogic Inc 7.250% due 06/01/21	50,000	51,897
Dell Inc
4.625% due 04/01/21	100,000	100,375

	Principal Amount	Value
5.400% due 09/10/40	$100,000	$75,000
5.650% due 04/15/18	100,000	104,125
Diamond 1 Finance Corp
5.875% due 06/15/21 ~	176,000	180,537
7.125% due 06/15/24 ~	200,000	209,200
EarthLink Holdings Corp 8.875% due 05/15/19	37,000	37,925
Entegris Inc 6.000% due 04/01/22 ~	100,000	102,750
First Data Corp
5.000% due 01/15/24 ~	155,000	155,969
5.375% due 08/15/23 ~	200,000	203,852
5.750% due 01/15/24 ~	350,000	348,250
6.750% due 11/01/20 ~	130,000	136,109
7.000% due 12/01/23 ~	350,000	356,562
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	60,000	59,550
IAC/InterActiveCorp 4.875% due 11/30/18	47,000	48,175
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	40,000	35,800
Infor US Inc
5.750% due 08/15/20 ~	100,000	105,250
6.500% due 05/15/22	251,000	238,294
Informatica LLC 7.125% due 07/15/23 ~	51,000	48,578
Leidos Holdings Inc 4.450% due 12/01/20	100,000	100,500
Match Group Inc 6.750% due 12/15/22 ~	100,000	104,500
Micron Technology Inc
5.250% due 08/01/23 ~	103,000	88,322
5.250% due 01/15/24 ~	150,000	127,875
5.500% due 02/01/25	120,000	102,600
5.875% due 02/15/22	25,000	23,625
NCR Corp
4.625% due 02/15/21	45,000	44,719
5.000% due 07/15/22	113,000	111,305
6.375% due 12/15/23	44,000	45,100
NeuStar Inc 4.500% due 01/15/23	50,000	44,250
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	107,375
6.625% due 05/15/39	50,000	53,125
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	122,700
NXP BV (Netherlands)
4.125% due 06/15/20 ~	200,000	203,000
4.625% due 06/01/23 ~	200,000	204,000
5.750% due 03/15/23 ~	100,000	104,750
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	77,250
Open Text Corp (Canada)
5.625% due 01/15/23 ~	80,000	81,400
5.875% due 06/01/26 ~	73,000	73,547
Plantronics Inc 5.500% due 05/31/23 ~	126,000	124,740
PTC Inc 6.000% due 05/15/24	15,000	15,563
Qorvo Inc 7.000% due 12/01/25 ~	45,000	47,700
Rackspace Hosting Inc 6.500% due 01/15/24 ~	90,000	89,550
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	150,800
Sanmina Corp 4.375% due 06/01/19 ~	50,000	51,250
SS&C Technologies Holdings Inc 5.875% due 07/15/23	133,000	135,992

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-39

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
TIBCO Software Inc 11.375% due 12/01/21 ~	$145,000	$116,000
VeriSign Inc
4.625% due 05/01/23	75,000	76,312
5.250% due 04/01/25	100,000	103,000
ViaSat Inc 6.875% due 06/15/20	50,000	51,688
Western Digital Corp 10.500% due 04/01/24 ~	400,000	429,000
Zebra Technologies Corp 7.250% due 10/15/22	100,000	106,500

		7,885,824

Materials - 10.1%

AK Steel Corp
7.625% due 05/15/20	100,000	95,625
7.625% due 10/01/21	100,000	92,250
Alcoa Inc
5.125% due 10/01/24	250,000	250,625
5.900% due 02/01/27	50,000	51,000
5.950% due 02/01/37	100,000	94,000
6.150% due 08/15/20	250,000	271,562
6.750% due 07/15/18	200,000	216,750
Aleris International Inc 9.500% due 04/01/21 ~	100,000	103,000
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	168,000
Anglo American Capital PLC (United Kingdom) 3.625% due 05/14/20 ~	500,000	484,375
ArcelorMittal (Luxembourg)
6.125% due 06/01/25	200,000	200,000
6.250% due 08/05/20	100,000	105,500
7.250% due 02/25/22	200,000	211,500
8.000% due 10/15/39	350,000	341,250
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	59,238	60,127
Ardagh Packaging Finance PLC (Ireland)
4.625% due 05/15/23 ~	200,000	198,000
6.250% due 01/31/19 ~	87,000	88,849
6.750% due 01/31/21 ~	200,000	203,000
7.250% due 05/15/24 ~	250,000	256,406
Ashland Inc
3.875% due 04/15/18	37,000	37,879
4.750% due 08/15/22	250,000	251,562
Associated Materials LLC 9.125% due 11/01/17	100,000	89,500
Ball Corp
4.000% due 11/15/23	71,000	70,201
4.375% due 12/15/20	160,000	168,600
5.000% due 03/15/22	100,000	106,650
5.250% due 07/01/25	90,000	94,163
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	50,000	44,750
Berry Plastics Corp
5.125% due 07/15/23	125,000	125,312
5.500% due 05/15/22	100,000	102,625
Blue Cube Spinco Inc
9.750% due 10/15/23 ~	65,000	75,563
10.000% due 10/15/25 ~	85,000	98,600
BlueScope Steel Finance Ltd (Australia) 6.500% due 05/15/21 ~	82,000	85,108
BWAY Holding Co 9.125% due 08/15/21 ~	115,000	110,687
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	87,863
Celanese US Holdings LLC 5.875% due 06/15/21	100,000	112,250
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	50,125

	Principal Amount	Value
Cliffs Natural Resources Inc
8.000% due 09/30/20 ~	$122,000	$103,700
8.250% due 03/31/20 ~	50,000	50,750
Commercial Metals Co
4.875% due 05/15/23	100,000	95,000
7.350% due 08/15/18	100,000	106,250
Constellium NV (Netherlands) 5.750% due 05/15/24 ~	50,000	39,625
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	195,250
Crown Americas LLC 4.500% due 01/15/23	112,000	114,800
CVR Partners LP 9.250% due 06/15/23 ~	100,000	102,125
Eagle Spinco Inc 4.625% due 02/15/21	200,000	205,500
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	60,300
First Quantum Minerals Ltd (Canada)
6.750% due 02/15/20 ~	132,000	110,880
7.250% due 05/15/22 ~	200,000	155,500
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	263,000	291,930
Freeport-McMoRan Inc
2.375% due 03/15/18	500,000	492,500
3.100% due 03/15/20	100,000	95,000
3.550% due 03/01/22	500,000	442,500
3.875% due 03/15/23	100,000	88,000
5.450% due 03/15/43	350,000	282,625
GCP Applied Technologies Inc 9.500% due 02/01/23 ~	27,000	30,240
Graphic Packaging International Inc 4.750% due 04/15/21	50,000	52,531
Greif Inc 7.750% due 08/01/19	50,000	55,875
Headwaters Inc 7.250% due 01/15/19	100,000	102,500
Hecla Mining Co 6.875% due 05/01/21	100,000	96,250
Hexion Inc
6.625% due 04/15/20	148,000	124,512
8.875% due 02/01/18	85,000	74,163
9.000% due 11/15/20	100,000	66,500
10.000% due 04/15/20	100,000	93,750
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	85,000
Huntsman International LLC 4.875% due 11/15/20	100,000	101,000
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	90,000
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	275,000	275,687
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	75,000	77,813
Kinross Gold Corp (Canada) 5.125% due 09/01/21	150,000	149,625
Koppers Inc 7.875% due 12/01/19	10,000	10,225
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	51,719
LSB Industries Inc 7.750% due 08/01/19	100,000	100,000
Lundin Mining Corp (Canada)
7.500% due 11/01/20 ~	90,000	92,250
7.875% due 11/01/22 ~	100,000	102,750
Mercer International Inc (Canada)
7.000% due 12/01/19	100,000	101,500
7.750% due 12/01/22	100,000	100,500
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	76,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-40

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
New Gold Inc (Canada) 6.250% due 11/15/22 ~	$100,000	$98,000
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	103,000
Novelis Inc
8.375% due 12/15/17	100,000	102,312
8.750% due 12/15/20	200,000	208,590
Olin Corp 5.500% due 08/15/22	100,000	100,000
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	100,000	100,500
5.875% due 08/15/23 ~	160,000	168,367
Pactiv LLC 7.950% due 12/15/25	100,000	104,250
Platform Specialty Products Corp 6.500% due 02/01/22 ~	136,000	120,360
PolyOne Corp 5.250% due 03/15/23	91,000	92,138
PQ Corp 6.750% due 11/15/22 ~	14,000	14,595
Rain CII Carbon LLC 8.250% due 01/15/21 ~	200,000	163,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	69,660
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	79,250
Sealed Air Corp
5.125% due 12/01/24 ~	50,000	51,563
5.250% due 04/01/23 ~	100,000	104,000
5.500% due 09/15/25 ~	100,000	104,375
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	120,156
Silgan Holdings Inc 5.000% due 04/01/20	50,000	51,438
Steel Dynamics Inc 5.125% due 10/01/21	310,000	318,137
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	104,510
Summit Materials LLC 6.125% due 07/15/23	100,000	99,062
Teck Resources Ltd (Canada)
4.750% due 01/15/22	100,000	84,990
6.250% due 07/15/41	400,000	286,000
8.000% due 06/01/21 ~	19,000	19,618
8.500% due 06/01/24 ~	138,000	143,520
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	50,000	39,000
The Chemours Co
6.625% due 05/15/23	180,000	153,900
7.000% due 05/15/25	130,000	109,687
Thompson Creek Metals Co Inc
7.375% due 06/01/18	100,000	72,500
9.750% due 12/01/17	100,000	100,500
TPC Group Inc 8.750% due 12/15/20 ~	100,000	78,750
Tronox Finance LLC
6.375% due 08/15/20	100,000	74,750
7.500% due 03/15/22 ~	45,000	32,625
United States Steel Corp
7.375% due 04/01/20	48,000	45,406
7.500% due 03/15/22	100,000	87,969
8.375% due 07/01/21 ~	134,000	141,537
US Concrete Inc 6.375% due 06/01/24 ~	200,000	200,500
Wise Metals Group LLC 8.750% due 12/15/18 ~	68,000	62,900
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	105,250	57,361
WR Grace & Co 5.625% due 10/01/24 ~	100,000	102,875

		14,717,533

	Principal Amount	Value
Telecommunication Services - 9.5%

Avanti Communications Group PLC (United Kingdom) 10.000% due 10/01/19 ~	$200,000	$151,000
Avaya Inc
7.000% due 04/01/19 ~	150,000	107,625
10.500% due 03/01/21 ~	200,000	45,000
CenturyLink Inc
5.625% due 04/01/20	122,000	126,727
5.625% due 04/01/25	200,000	178,750
5.800% due 03/15/22	400,000	389,876
7.650% due 03/15/42	100,000	85,000
Cincinnati Bell Inc 8.375% due 10/15/20	83,000	86,977
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	98,250
Consolidated Communications Inc 6.500% due 10/01/22	100,000	90,250
Embarq Corp 7.995% due 06/01/36	200,000	200,750
Frontier Communications Corp
6.250% due 09/15/21	40,000	37,910
6.875% due 01/15/25	130,000	109,606
7.125% due 01/15/23	200,000	180,000
7.625% due 04/15/24	150,000	133,500
8.500% due 04/15/20	200,000	213,000
8.875% due 09/15/20	100,000	107,125
9.000% due 08/15/31	100,000	88,438
9.250% due 07/01/21	100,000	106,250
10.500% due 09/15/22	235,000	249,541
11.000% due 09/15/25	380,000	396,150
GCI Inc 6.750% due 06/01/21	100,000	101,750
Hughes Satellite Systems Corp
6.500% due 06/15/19	94,000	101,873
7.625% due 06/15/21	95,000	102,588
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	174,325
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	180,000	114,750
6.625% due 12/15/22	150,000	102,000
7.250% due 04/01/19	150,000	110,250
7.250% due 10/15/20	250,000	179,375
7.500% due 04/01/21	150,000	104,250
8.000% due 02/15/24 ~	100,000	99,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	100,000	66,000
7.750% due 06/01/21	216,000	54,000
8.125% due 06/01/23	100,000	25,250
Level 3 Financing Inc
5.125% due 05/01/23	150,000	149,250
5.250% due 03/15/26 ~	100,000	98,250
5.375% due 08/15/22	85,000	86,169
5.375% due 01/15/24	200,000	201,750
5.375% due 05/01/25	80,000	79,700
6.125% due 01/15/21	50,000	52,225
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	128,806
Numericable-SFR SA (France)
6.000% due 05/15/22 ~	500,000	488,125
6.250% due 05/15/24 ~	150,000	144,000
7.375% due 05/01/26 ~	567,000	561,330
Qualitytech LP 5.875% due 08/01/22	100,000	101,875
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	128,400
SBA Communications Corp 4.875% due 07/15/22	100,000	99,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-41

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SBA Telecommunications Inc 5.750% due 07/15/20	$100,000	$103,250
SoftBank Group Corp (Japan) 4.500% due 04/15/20 ~	350,000	362,250
Sprint Capital Corp
6.875% due 11/15/28	150,000	118,500
6.900% due 05/01/19	150,000	144,000
8.750% due 03/15/32	200,000	172,000
Sprint Communications Inc
6.000% due 11/15/22	200,000	158,380
7.000% due 03/01/20 ~	100,000	105,199
7.000% due 08/15/20	200,000	179,750
8.375% due 08/15/17	100,000	103,000
9.000% due 11/15/18 ~	400,000	427,500
11.500% due 11/15/21	100,000	99,300
Sprint Corp
7.125% due 06/15/24	200,000	159,250
7.250% due 09/15/21	250,000	214,375
7.625% due 02/15/25	250,000	199,062
7.875% due 09/15/23	600,000	493,500
T-Mobile USA Inc
5.250% due 09/01/18	127,000	129,699
6.000% due 03/01/23	315,000	327,206
6.250% due 04/01/21	139,000	145,515
6.375% due 03/01/25	325,000	340,844
6.464% due 04/28/19	100,000	102,000
6.500% due 01/15/26	280,000	296,450
6.625% due 04/01/23	193,000	204,748
6.633% due 04/28/21	150,000	157,312
6.731% due 04/28/22	250,000	263,825
6.836% due 04/28/23	200,000	212,000
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	250,000	251,562
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	550,000	550,687
United States Cellular Corp 6.700% due 12/15/33	100,000	92,438
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	199,000
UPCB Finance V Ltd (Netherlands) 7.250% due 11/15/21 ~	135,000	141,244
Windstream Services LLC
7.500% due 04/01/23	100,000	89,750
7.750% due 10/01/21	300,000	284,250
Zayo Group LLC
6.000% due 04/01/23	90,000	92,250
6.375% due 05/15/25	100,000	102,375

		13,859,112

Utilities - 4.0%

AES Corp
4.875% due 05/15/23	102,000	101,235
5.500% due 04/15/25	100,000	100,750
7.375% due 07/01/21	100,000	113,250
8.000% due 06/01/20	121,000	141,570
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	212,124
AmeriGas Partners LP
5.625% due 05/20/24	90,000	90,787
5.875% due 08/20/26	90,000	90,338
Calpine Corp
5.375% due 01/15/23	100,000	98,000
5.500% due 02/01/24	100,000	97,000
5.750% due 01/15/25	175,000	170,844
6.000% due 01/15/22 ~	247,000	259,967
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	189,000
DPL Inc
7.250% due 10/15/21	100,000	96,500

	Principal Amount	Value
Dynegy Inc
5.875% due 06/01/23	$100,000	$88,500
6.750% due 11/01/19	200,000	201,500
7.375% due 11/01/22	250,000	242,500
7.625% due 11/01/24	100,000	96,375
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	228,250
Ferrellgas LP
6.500% due 05/01/21	100,000	92,250
6.750% due 06/15/23 ~	100,000	88,250
FirstEnergy Corp
4.250% due 03/15/23	100,000	103,349
7.375% due 11/15/31	150,000	186,758
FirstEnergy Transmission LLC
4.350% due 01/15/25 ~	90,000	95,359
5.450% due 07/15/44 ~	100,000	109,424
GenOn Energy Inc
7.875% due 06/15/17	100,000	84,500
9.875% due 10/15/20	100,000	71,500
Illinois Power Generating Co 7.000% due 04/15/18	100,000	39,500
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	35,625
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	105,000
NRG Energy Inc
6.250% due 07/15/22	100,000	98,250
6.625% due 03/15/23	150,000	148,500
7.250% due 05/15/26 ~	285,000	285,000
7.875% due 05/15/21	62,000	64,480
8.250% due 09/01/20	110,000	113,575
NRG Yield Operating LLC 5.375% due 08/15/24	150,000	150,000
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	49,375
7.375% due 08/01/21	73,000	76,011
Talen Energy Supply LLC
4.600% due 12/15/21	200,000	148,000
4.625% due 07/15/19 ~	155,000	137,175
6.500% due 06/01/25	28,000	23,380
Terraform Global Operating LLC 9.750% due 08/15/22 ~	100,000	91,000
TerraForm Power Operating LLC
5.875% due 02/01/23 ~	69,000	66,019
6.125% due 06/15/25 ~	150,000	142,500
Wind Acquisition Finance SA (Italy)
4.750% due 07/15/20 ~	95,000	93,575
6.500% due 04/30/20 ~	200,000	206,500
7.375% due 04/23/21 ~	250,000	240,625

		5,763,970

Total Corporate Bonds & Notes (Cost $146,756,450)		142,550,989

	Shares

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

Federated Institutional Prime Obligations Fund	1,841,705	1,841,705

Total Short-Term Investment (Cost $1,841,705)		1,841,705

TOTAL INVESTMENTS - 99.0% (Cost $148,598,155)		144,392,694

OTHER ASSETS & LIABILITIES, NET - 1.0%		1,492,363

NET ASSETS - 100.0%		$145,885,057

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-42

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer Discretionary	20.5%
Energy	13.3%
Industrials	11.4%
Materials	10.1%
Financials	10.0%
Telecommunication Services	9.5%
Health Care	9.1%
Information Technology	5.4%
Consumer Staples	4.4%
Utilities	4.0%
Others (each less than 3.0%)	1.3%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Investments with a total aggregate value of $31,823 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2016.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$142,550,989	$-	$142,550,989	$-
	Short-Term Investment	1,841,705	1,841,705	-	-

	Total	$144,392,694	$1,841,705	$142,550,989	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-43

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Consumer Discretionary - 19.9%

Advance Auto Parts Inc	2,950	$476,809
Amazon.com Inc *	16,165	11,567,997
AMC Networks Inc ‘A’ *	2,452	148,150
Aramark	4,326	144,575
AutoNation Inc *	1,070	50,269
AutoZone Inc *	1,221	969,279
Bed Bath & Beyond Inc	647	27,963
BorgWarner Inc	1,089	32,147
Brinker International Inc	2,383	108,498
Brunswick Corp	3,050	138,226
Burlington Stores Inc *	1,668	111,272
Cabela’s Inc *	193	9,662
Cable One Inc	195	99,725
CalAtlantic Group Inc	381	13,987
CarMax Inc *	8,095	396,898
Carter’s Inc	2,044	217,625
CBS Corp ‘B’	16,754	912,088
Charter Communications Inc ‘A’ *	8,307	1,899,353
Chipotle Mexican Grill Inc *	1,171	471,632
Choice Hotels International Inc	937	44,620
Cinemark Holdings Inc	4,389	160,023
Clear Channel Outdoor Holdings Inc ‘A’	539	3,353
Coach Inc	2,185	89,017
Comcast Corp ‘A’	92,634	6,038,810
Darden Restaurants Inc	4,829	305,869
Delphi Automotive PLC (United Kingdom)	11,319	708,569
Dick’s Sporting Goods Inc	2,830	127,520
Discovery Communications Inc ‘A’ *	5,862	147,898
Discovery Communications Inc ‘C’ *	9,032	215,413
DISH Network Corp ‘A’ *	7,023	368,005
Dollar General Corp	11,803	1,109,482
Dollar Tree Inc *	9,399	885,762
Domino’s Pizza Inc	2,068	271,694
DR Horton Inc	7,677	241,672
Dunkin’ Brands Group Inc	3,713	161,961
Expedia Inc	4,950	526,185
Extended Stay America Inc	421	6,294
Foot Locker Inc	5,029	275,891
Gentex Corp	7,568	116,926
Genuine Parts Co	5,714	578,542
Groupon Inc *	14,679	47,707
Hanesbrands Inc	15,626	392,681
Harley-Davidson Inc	7,505	339,977
Harman International Industries Inc	1,351	97,029
Hasbro Inc	4,657	391,141
Hilton Worldwide Holdings Inc	19,115	430,661
Hyatt Hotels Corp ‘A’ *	55	2,703
Johnson Controls Inc	8,110	358,949
Kate Spade & Co *	5,178	106,719
L Brands Inc	1,820	122,177
Las Vegas Sands Corp	15,075	655,612
Lear Corp	2,534	257,860
Leggett & Platt Inc	5,406	276,301
Lennar Corp ‘A’	3,911	180,297
Lennar Corp ‘B’	145	5,401
Liberty Interactive Corp QVC Group ‘A’ *	10,361	262,859
Liberty Ventures ‘A’ *	1,026	38,034
Lions Gate Entertainment Corp	2,502	50,615
Live Nation Entertainment Inc *	3,102	72,897
LKQ Corp *	12,649	400,973
Lowe’s Cos Inc	37,152	2,941,324
lululemon athletica Inc *	4,025	297,287
Marriott International Inc ‘A’	6,766	449,668
Mattel Inc	14,140	442,441
McDonald’s Corp	36,518	4,394,576
MGM Resorts International *	1,769	40,032

	Shares	Value
Michael Kors Holdings Ltd *	7,115	$352,050
Mohawk Industries Inc *	2,022	383,695
Murphy USA Inc *	932	69,117
Netflix Inc *	16,932	1,548,939
Newell Brands Inc	18,233	885,577
NIKE Inc ‘B’	55,035	3,037,932
Nordstrom Inc	5,150	195,958
Norwegian Cruise Line Holdings Ltd *	613	24,422
NVR Inc *	145	258,149
O’Reilly Automotive Inc *	3,921	1,062,983
Omnicom Group Inc	9,759	795,261
Panera Bread Co ‘A’ *	938	198,800
Polaris Industries Inc	2,494	203,909
Pool Corp	1,673	157,312
PulteGroup Inc	4,241	82,657
Ralph Lauren Corp	126	11,292
Regal Entertainment Group ‘A’	945	20,828
Ross Stores Inc	16,334	925,974
Sally Beauty Holdings Inc *	6,201	182,371
Scripps Networks Interactive Inc ‘A’	3,413	212,528
Service Corp International	7,772	210,155
ServiceMaster Global Holdings Inc *	5,616	223,517
Signet Jewelers Ltd (NYSE)	2,969	244,675
Sirius XM Holdings Inc *	73,790	291,471
Six Flags Entertainment Corp	3,036	175,936
Skechers U.S.A. Inc ‘A’ *	5,399	160,458
Starbucks Corp	59,269	3,385,445
Starwood Hotels & Resorts Worldwide Inc	4,142	306,301
Starz ‘A’ *	3,383	101,219
Target Corp	2,648	184,883
Tempur Sealy International Inc *	2,206	122,036
Tesla Motors Inc *	4,859	1,031,469
The Gap Inc	590	12,520
The Home Depot Inc	51,712	6,603,105
The Interpublic Group of Cos Inc	16,804	388,172
The Madison Square Garden Co ‘A’ *	81	13,973
The Michaels Cos Inc *	2,961	84,211
The Priceline Group Inc *	2,056	2,566,731
The TJX Cos Inc	27,497	2,123,593
The Walt Disney Co	67,431	6,596,100
The Wendy’s Co	4,959	47,706
Thor Industries Inc	2,002	129,609
Time Warner Inc	21,466	1,578,610
Toll Brothers Inc *	3,011	81,026
Tractor Supply Co	5,493	500,852
Tribune Media Co ‘A’	251	9,834
TripAdvisor Inc *	4,721	303,560
Tupperware Brands Corp	2,081	117,119
Twenty-First Century Fox Inc ‘A’	34,929	944,829
Twenty-First Century Fox Inc ‘B’	15,706	427,989
Ulta Salon Cosmetics & Fragrance Inc *	2,427	591,314
Under Armour Inc ‘A’ *	7,586	304,426
Under Armour Inc ‘C’ *	7,674	279,352
Urban Outfitters Inc *	2,882	79,255
Vail Resorts Inc	1,492	206,239
VF Corp	14,121	868,300
Viacom Inc ‘A’	393	18,243
Viacom Inc ‘B’	12,609	522,895
Vista Outdoor Inc *	491	23,435
Visteon Corp	1,447	95,227
Whirlpool Corp	302	50,325
Williams-Sonoma Inc	3,702	192,985
Wyndham Worldwide Corp	4,532	322,814
Wynn Resorts Ltd	3,025	274,186
Yum! Brands Inc	16,028	1,329,042

		87,970,478

Consumer Staples - 10.1%

Altria Group Inc	81,294	5,606,034
Blue Buffalo Pet Products Inc *	2,471	57,673

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-44

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Brown-Forman Corp ‘A’	1,062	$114,728
Brown-Forman Corp ‘B’	3,889	387,967
Campbell Soup Co	7,728	514,144
Casey’s General Stores Inc	1,611	211,863
Church & Dwight Co Inc	5,285	543,774
Colgate-Palmolive Co	6,454	472,433
ConAgra Foods Inc	14,321	684,687
Constellation Brands Inc ‘A’	6,873	1,136,794
Costco Wholesale Corp	18,098	2,842,110
Coty Inc ‘A’	1,043	27,108
CVS Health Corp	42,006	4,021,654
Dr Pepper Snapple Group Inc	7,715	745,500
Energizer Holdings Inc	794	40,883
Flowers Foods Inc	6,562	123,037
General Mills Inc	24,685	1,760,534
Herbalife Ltd *	3,055	178,809
Hormel Foods Corp	9,808	358,973
Ingredion Inc	2,100	271,761
Kellogg Co	9,510	776,491
Kimberly-Clark Corp	12,711	1,747,508
McCormick & Co Inc	4,795	511,483
Mead Johnson Nutrition Co	2,790	253,192
Monster Beverage Corp *	6,169	991,420
Nu Skin Enterprises Inc ‘A’	656	30,301
PepsiCo Inc	52,218	5,531,975
Philip Morris International Inc	6,891	700,953
Pilgrim’s Pride Corp	276	7,032
Post Holdings Inc *	1,536	127,012
Reynolds American Inc	21,126	1,139,325
Rite Aid Corp *	42,623	319,246
Spectrum Brands Holdings Inc	1,031	123,009
Sprouts Farmers Market Inc *	5,782	132,408
Sysco Corp	21,778	1,105,016
The Clorox Co	4,576	633,273
The Coca-Cola Co	121,101	5,489,508
The Estee Lauder Cos Inc ‘A’	8,989	818,179
The Hain Celestial Group Inc *	3,146	156,513
The Hershey Co	5,795	657,675
The Kraft Heinz Co	3,170	280,482
The Kroger Co	39,476	1,452,322
The WhiteWave Foods Co *	7,211	338,484
TreeHouse Foods Inc *	715	73,395
Tyson Foods Inc ‘A’	5,656	377,764
US Foods Holding Corp *	1,850	44,844
Walgreens Boots Alliance Inc	7,359	612,784
Whole Foods Market Inc	2,220	71,084

		44,603,144

Energy - 0.5%

Apache Corp	10,855	604,298
Cabot Oil & Gas Corp	13,453	346,280
Chesapeake Energy Corp *	2,118	9,065
Cimarex Energy Co	613	73,143
Continental Resources Inc *	1,598	72,341
Devon Energy Corp	1,930	69,963
Diamondback Energy Inc *	731	66,675
EOG Resources Inc	2,557	213,305
Memorial Resource Development Corp *	840	13,339
Newfield Exploration Co *	2,099	92,734
ONEOK Inc	8,670	411,392
Parsley Energy Inc ‘A’ *	545	14,748
Southwestern Energy Co *	16,217	204,010
Spectra Energy Corp	4,472	163,809
The Williams Cos Inc	4,742	102,569

		2,457,671

Financials - 5.5%

Affiliated Managers Group Inc *	1,943	273,516
Alexandria Real Estate Equities Inc REIT	306	31,677
American Tower Corp REIT	17,503	1,988,516

	Shares	Value
Ameriprise Financial Inc	1,979	$177,813
AmTrust Financial Services Inc	164	4,018
Aon PLC	10,916	1,192,355
Arthur J Gallagher & Co	4,988	237,429
Artisan Partners Asset Management Inc ‘A’	1,627	45,035
Boston Properties Inc REIT	1,080	142,452
Brown & Brown Inc	290	10,866
Care Capital Properties Inc REIT	341	8,938
CBOE Holdings Inc	3,369	224,443
CBRE Group Inc ‘A’ *	12,431	329,173
Citizens Financial Group Inc	9,049	180,799
Credit Acceptance Corp *	324	59,966
Crown Castle International Corp REIT	12,356	1,253,269
CubeSmart REIT	4,999	154,369
CyrusOne Inc REIT	2,571	143,102
Digital Realty Trust Inc REIT	4,270	465,387
Discover Financial Services	5,622	301,283
Eaton Vance Corp	4,544	160,585
Empire State Realty Trust Inc ‘A’ REIT	3,081	58,508
Equinix Inc REIT	2,872	1,113,561
Equity LifeStyle Properties Inc REIT	3,165	253,358
Erie Indemnity Co ‘A’	742	73,710
Essex Property Trust Inc REIT	1,127	257,057
Extra Space Storage Inc REIT	4,977	460,572
FactSet Research Systems Inc	1,670	269,571
Federal Realty Investment Trust REIT	2,928	484,730
Federated Investors Inc ‘B’	3,870	111,379
First Republic Bank	4,853	339,661
Gaming & Leisure Properties Inc REIT	7,755	267,392
Healthcare Trust of America Inc ‘A’ REIT	4,117	133,144
Interactive Brokers Group Inc ‘A’	191	6,761
Intercontinental Exchange Inc	2,340	598,946
Invesco Ltd	2,865	73,172
Iron Mountain Inc REIT	10,788	429,686
Lamar Advertising Co ‘A’ REIT	3,424	227,011
Lazard Ltd ‘A’	723	21,531
Lincoln National Corp	2,248	87,155
LPL Financial Holdings Inc	513	11,558
MarketAxess Holdings Inc	1,519	220,863
Marsh & McLennan Cos Inc	21,645	1,481,817
Moody’s Corp	6,286	589,061
Morningstar Inc	719	58,800
MSCI Inc	3,772	290,897
NorthStar Asset Management Group Inc	7,982	81,496
Omega Healthcare Investors Inc REIT	2,830	96,079
Outfront Media Inc REIT	921	22,261
Public Storage REIT	6,126	1,565,744
Regency Centers Corp REIT	695	58,192
S&P Global Inc	10,946	1,174,068
SEI Investments Co	5,291	254,550
Senior Housing Properties Trust REIT	1,140	23,746
Signature Bank *	1,291	161,272
Simon Property Group Inc REIT	11,583	2,512,353
Sovran Self Storage Inc REIT	1,240	130,101
SVB Financial Group *	1,587	151,019
T Rowe Price Group Inc	7,691	561,212
Tanger Factory Outlet Centers Inc REIT	3,491	140,268
Taubman Centers Inc REIT	1,204	89,337
TD Ameritrade Holding Corp	9,126	259,863
The Charles Schwab Corp	38,466	973,574
The Progressive Corp	2,317	77,620
Ventas Inc REIT	4,402	320,554
Western Alliance Bancorp *	2,184	71,308
XL Group PLC (Ireland)	3,814	127,044

		24,156,553

Health Care - 16.3%

AbbVie Inc ‡	67,238	4,162,705
ABIOMED Inc *	1,644	179,673
Acadia Healthcare Co Inc *	1,039	57,561

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-45

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
ACADIA Pharmaceuticals Inc *	3,745	$121,563
Aetna Inc	4,754	580,606
Agilent Technologies Inc	3,532	156,680
Agios Pharmaceuticals Inc *	1,176	49,269
Akorn Inc *	3,570	101,691
Alere Inc *	663	27,634
Alexion Pharmaceuticals Inc *	9,013	1,052,358
Align Technology Inc *	2,991	240,925
Alkermes PLC *	6,231	269,304
Allergan PLC *	9,729	2,248,275
Alnylam Pharmaceuticals Inc *	2,691	149,324
AmerisourceBergen Corp	7,377	585,144
Amgen Inc	31,217	4,749,667
Amsurg Corp *	1,253	97,158
Anthem Inc	2,975	390,737
athenahealth Inc *	1,623	223,990
Baxter International Inc	2,298	103,916
Becton Dickinson & Co	8,683	1,472,550
Bio-Techne Corp	1,522	171,636
Biogen Inc *	9,090	2,198,144
BioMarin Pharmaceutical Inc *	6,727	523,361
Boston Scientific Corp *	55,944	1,307,411
Bristol-Myers Squibb Co	69,388	5,103,487
Bruker Corp	4,177	94,985
Cardinal Health Inc	12,536	977,933
Celgene Corp *	31,944	3,150,637
Centene Corp *	5,056	360,847
Cerner Corp *	12,251	717,909
Charles River Laboratories International Inc *	1,911	157,543
Cigna Corp	3,523	450,909
CR Bard Inc	3,046	716,297
DaVita HealthCare Partners Inc *	2,731	211,161
DexCom Inc *	3,405	270,119
Edwards Lifesciences Corp *	8,754	873,036
Eli Lilly & Co	40,518	3,190,792
Envision Healthcare Holdings Inc *	6,437	163,307
Express Scripts Holding Co *	23,199	1,758,484
Gilead Sciences Inc	55,040	4,591,437
HCA Holdings Inc *	8,623	664,057
Henry Schein Inc *	3,370	595,816
Hill-Rom Holdings Inc	2,538	128,042
Hologic Inc *	11,566	400,184
Humana Inc	5,822	1,047,261
IDEXX Laboratories Inc *	3,640	338,010
Illumina Inc *	6,065	851,405
IMS Health Holdings Inc *	6,266	158,906
Incyte Corp *	6,746	539,545
Inovalon Holdings Inc ‘A’ *	2,444	44,016
Intercept Pharmaceuticals Inc *	659	94,026
Intrexon Corp *	2,386	58,719
Intuitive Surgical Inc *	1,567	1,036,429
Ionis Pharmaceuticals Inc *	4,846	112,863
Johnson & Johnson	19,757	2,396,524
Juno Therapeutics Inc *	2,346	90,180
Laboratory Corp of America Holdings *	1,901	247,643
McKesson Corp	9,326	1,740,698
Medivation Inc *	6,602	398,101
MEDNAX Inc *	2,668	193,243
Mettler-Toledo International Inc *	1,088	397,033
Mylan NV *	5,142	222,340
Neurocrine Biosciences Inc *	3,561	161,847
OPKO Health Inc *	12,382	115,648
Patterson Cos Inc	3,473	166,322
PerkinElmer Inc	945	49,537
Pfizer Inc	17,482	615,541
Premier Inc ‘A’ *	578	18,901
Quintiles Transnational Holdings Inc *	2,239	146,251
Regeneron Pharmaceuticals Inc *	3,222	1,125,219
ResMed Inc	5,771	364,900

	Shares	Value
Seattle Genetics Inc *	3,985	$161,034
St Jude Medical Inc	8,009	624,702
Stryker Corp	13,971	1,674,145
Teleflex Inc	333	59,044
Tenet Healthcare Corp *	3,321	91,792
The Cooper Cos Inc	1,530	262,502
Thermo Fisher Scientific Inc	7,415	1,095,640
United Therapeutics Corp *	508	53,807
UnitedHealth Group Inc	38,957	5,500,728
Universal Health Services Inc ‘B’	877	117,606
Varian Medical Systems Inc *	3,995	328,509
VCA Inc *	3,271	221,152
Veeva Systems Inc ‘A’ *	3,978	135,729
Vertex Pharmaceuticals Inc *	10,215	878,694
VWR Corp *	188	5,433
Waters Corp *	3,183	447,689
WellCare Health Plans Inc *	1,688	181,089
West Pharmaceutical Services Inc	2,974	225,667
Zimmer Biomet Holdings Inc	4,065	489,345
Zoetis Inc	18,903	897,136

		71,980,815

Industrials - 10.3%

3M Co	24,447	4,281,159
Acuity Brands Inc	1,804	447,320
Air Lease Corp	1,978	52,971
Alaska Air Group Inc	4,083	237,998
Allegion PLC	4,011	278,484
AMERCO	158	59,179
AMETEK Inc	1,757	81,226
AO Smith Corp	2,993	263,713
Avis Budget Group Inc *	3,463	111,612
B/E Aerospace Inc	4,306	198,830
BWX Technologies Inc	3,864	138,215
Carlisle Cos Inc	776	82,008
CH Robinson Worldwide Inc	5,869	435,773
Cintas Corp	3,692	362,296
Clean Harbors Inc *	172	8,963
Copart Inc *	4,051	198,540
Covanta Holding Corp	4,904	80,671
Danaher Corp	6,637	670,337
Deere & Co	3,227	261,516
Delta Air Lines Inc	24,939	908,528
Donaldson Co Inc	4,802	164,997
Emerson Electric Co	4,310	224,810
Equifax Inc	4,913	630,829
Expeditors International of Washington Inc	5,299	259,863
Fastenal Co	12,024	533,745
FedEx Corp	10,363	1,572,896
Flowserve Corp	3,274	147,887
Fortune Brands Home & Security Inc	6,331	367,008
General Dynamics Corp	4,216	587,036
General Electric Co	74,201	2,335,847
Graco Inc	2,243	177,175
HD Supply Holdings Inc *	8,333	290,155
HEICO Corp	805	53,782
HEICO Corp ‘A’	1,584	84,982
Hertz Global Holdings Inc *	2,959	32,756
Hexcel Corp	3,922	163,312
Honeywell International Inc	31,619	3,677,922
Hubbell Inc	1,460	153,986
Huntington Ingalls Industries Inc	1,613	271,032
IDEX Corp	2,966	243,509
IHS Inc ‘A’ *	2,487	287,522
Illinois Tool Works Inc	12,228	1,273,668
Ingersoll-Rand PLC	5,359	341,261
JB Hunt Transport Services Inc	3,658	296,042
JetBlue Airways Corp *	1,001	16,577
KAR Auction Services Inc	5,706	238,168
Landstar System Inc	1,805	123,931

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-46

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Lennox International Inc	1,525	$217,465
Lincoln Electric Holdings Inc	1,597	94,351
Lockheed Martin Corp	10,898	2,704,557
Manitowoc Foodservice Inc *	2,297	40,473
Masco Corp	8,927	276,201
MSC Industrial Direct Co Inc ‘A’	819	57,789
Nielsen Holdings PLC	11,687	607,373
Nordson Corp	2,379	198,908
Northrop Grumman Corp	6,911	1,536,177
Old Dominion Freight Line Inc *	1,739	104,879
PACCAR Inc	1,250	64,838
Pitney Bowes Inc	7,818	139,160
Quanta Services Inc *	1,624	37,547
Raytheon Co	4,712	640,596
Robert Half International Inc	5,209	198,775
Rockwell Automation Inc	4,267	489,937
Rockwell Collins Inc	5,425	461,885
Rollins Inc	3,921	114,768
Roper Technologies Inc	2,116	360,905
RR Donnelley & Sons Co	5,850	98,982
Snap-on Inc	1,755	276,974
Southwest Airlines Co	26,530	1,040,241
Spirit AeroSystems Holdings Inc ‘A’ *	2,831	121,733
Stanley Black & Decker Inc	751	83,526
Stericycle Inc *	3,228	336,099
Textron Inc	3,476	127,083
The Boeing Co	24,785	3,218,828
The Dun & Bradstreet Corp	609	74,201
The Middleby Corp *	2,372	273,373
The Toro Co	2,174	191,747
TransDigm Group Inc *	2,077	547,684
TransUnion *	2,195	73,401
Tyco International PLC	1,538	65,519
Union Pacific Corp	5,502	480,049
United Parcel Service Inc ‘B’	28,730	3,094,796
United Rentals Inc *	3,124	209,620
Valmont Industries Inc	735	99,423
Verisk Analytics Inc *	6,355	515,263
WABCO Holdings Inc *	2,209	202,278
Wabtec Corp	3,526	247,631
Waste Management Inc	15,207	1,007,768
Watsco Inc	1,058	148,850
WW Grainger Inc	2,294	521,311
Xylem Inc	3,864	172,528

		45,285,529

Information Technology - 27.9%

Accenture PLC ‘A’	25,911	2,935,457
Activision Blizzard Inc	23,231	920,645
Adobe Systems Inc * ‡	20,256	1,940,322
Akamai Technologies Inc *	6,350	355,156
Alliance Data Systems Corp *	2,393	468,837
Alphabet Inc ‘A’ *	12,202	8,584,473
Alphabet Inc ‘C’ *	12,333	8,535,669
Amphenol Corp ‘A’	12,469	714,848
ANSYS Inc *	944	85,668
Apple Inc	208,657	19,947,609
Applied Materials Inc	32,299	774,207
Arista Networks Inc *	1,616	104,038
ARRIS International PLC *	1,774	37,183
Atlassian Corp PLC ‘A’ * (Australia)	1,150	29,785
Autodesk Inc *	7,184	388,942
Automatic Data Processing Inc	18,929	1,739,007
Black Knight Financial Services Inc ‘A’ *	959	36,058
Booz Allen Hamilton Holding Corp	4,427	131,216
Broadcom Ltd (Singapore)	15,659	2,433,409
Broadridge Financial Solutions Inc	4,910	320,132
Cadence Design Systems Inc *	12,393	301,150
CDK Global Inc	6,380	354,026
CDW Corp	6,740	270,139

	Shares	Value
Citrix Systems Inc *	6,478	$518,823
Cognex Corp	3,365	145,032
Cognizant Technology Solutions Corp ‘A’ *	25,071	1,435,064
CommScope Holding Co Inc *	5,304	164,583
CoreLogic Inc *	2,157	83,001
CoStar Group Inc *	1,304	285,133
Cree Inc *	1,503	36,733
CSRA Inc	6,773	158,691
DST Systems Inc	1,361	158,461
eBay Inc *	44,328	1,037,718
Electronic Arts Inc *	12,065	914,044
EMC Corp	8,594	233,499
Euronet Worldwide Inc *	2,065	142,877
F5 Networks Inc *	2,781	316,589
Facebook Inc ‘A’ *	93,259	10,657,639
FEI Co	1,696	181,268
Fidelity National Information Services Inc	7,663	564,610
FireEye Inc *	1,461	24,063
First Data Corp ‘A’ *	12,963	143,500
Fiserv Inc *	9,205	1,000,860
Fitbit Inc ‘A’ *	4,260	52,057
FleetCor Technologies Inc *	3,797	543,465
Fortinet Inc *	6,062	191,499
Gartner Inc *	3,305	321,940
Genpact Ltd *	6,188	166,086
Global Payments Inc	6,351	453,334
GoDaddy Inc ‘A’ *	1,929	60,166
Guidewire Software Inc *	2,997	185,095
IAC/InterActiveCorp	2,286	128,702
Intel Corp	17,678	579,838
International Business Machines Corp	25,102	3,809,982
Intuit Inc	10,113	1,128,712
IPG Photonics Corp *	1,231	98,480
Jack Henry & Associates Inc	3,269	285,286
KLA-Tencor Corp	6,459	473,122
Lam Research Corp	5,285	444,257
Linear Technology Corp	4,631	215,480
LinkedIn Corp ‘A’ *	4,874	922,404
Manhattan Associates Inc *	2,970	190,466
MasterCard Inc ‘A’	40,045	3,526,363
Match Group Inc *	1,102	16,613
Maxim Integrated Products Inc	11,720	418,287
Microchip Technology Inc	8,715	442,373
Microsoft Corp	314,790	16,107,804
Motorola Solutions Inc	819	54,029
National Instruments Corp	3,376	92,502
NCR Corp *	5,117	142,099
NetSuite Inc *	1,673	121,794
Nuance Communications Inc *	7,004	109,473
NVIDIA Corp	21,120	992,851
ON Semiconductor Corp *	1,708	15,065
Oracle Corp	12,045	493,002
Palo Alto Networks Inc *	3,604	441,995
Pandora Media Inc *	7,543	93,910
Paychex Inc	13,374	795,753
PayPal Holdings Inc *	46,997	1,715,860
PTC Inc *	2,097	78,805
Qorvo Inc *	557	30,780
QUALCOMM Inc	12,635	676,857
Rackspace Hosting Inc *	4,446	92,744
Red Hat Inc *	7,519	545,879
Sabre Corp	8,582	229,912
salesforce.com Inc *	26,574	2,110,241
ServiceNow Inc *	6,535	433,924
Skyworks Solutions Inc	7,224	457,135
Splunk Inc *	5,371	291,001
Square Inc ‘A’ *	2,142	19,385
SS&C Technologies Holdings Inc	6,412	180,049
Symantec Corp	3,613	74,211
Synopsys Inc *	596	32,232

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-47

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Tableau Software Inc ‘A’ *	2,276	$111,342
Teradata Corp *	5,368	134,576
Texas Instruments Inc	41,686	2,611,628
The Ultimate Software Group Inc *	1,155	242,885
The Western Union Co	20,401	391,291
Total System Services Inc	6,884	365,609
Trimble Navigation Ltd *	8,249	200,946
Twitter Inc *	23,202	392,346
Tyler Technologies Inc *	1,369	228,226
Vantiv Inc ‘A’ *	6,420	363,372
VeriFone Systems Inc *	4,653	86,267
VeriSign Inc *	3,913	338,318
Visa Inc ‘A’	79,191	5,873,596
VMware Inc ‘A’ *	1,057	60,482
WEX Inc *	1,598	141,695
Workday Inc ‘A’ *	4,829	360,581
Xilinx Inc	3,339	154,028
Yelp Inc *	2,178	66,124
Zebra Technologies Corp ‘A’ *	1,755	87,926
Zillow Group Inc ‘A’ *	1,468	53,802
Zillow Group Inc ‘C’ *	2,939	106,627

		123,065,130

Materials - 3.4%

Air Products & Chemicals Inc	7,065	1,003,513
AptarGroup Inc	653	51,672
Avery Dennison Corp	3,515	262,746
Axalta Coating Systems Ltd *	6,821	180,961
Ball Corp	7,083	512,030
Bemis Co Inc	571	29,401
Berry Plastics Group Inc *	5,007	194,522
Celanese Corp ‘A’	557	36,456
Crown Holdings Inc *	5,576	282,536
Eagle Materials Inc	1,937	149,439
Ecolab Inc	10,817	1,282,896
EI du Pont de Nemours & Co	36,319	2,353,471
FMC Corp	4,463	206,681
Freeport-McMoRan Inc	11,313	126,027
Graphic Packaging Holding Co	9,287	116,459
International Flavors & Fragrances Inc	3,306	416,787
LyondellBasell Industries NV ‘A’	6,366	473,758
Martin Marietta Materials Inc	2,384	457,728
Monsanto Co	11,758	1,215,895
NewMarket Corp	284	117,684
Owens-Illinois Inc *	6,678	120,271
Packaging Corp of America	3,808	254,869
PPG Industries Inc	11,033	1,149,087
Praxair Inc	10,408	1,169,755
Royal Gold Inc	131	9,435
RPM International Inc	5,349	267,182
Sealed Air Corp	8,156	374,931
Silgan Holdings Inc	1,691	87,019
Southern Copper Corp (Peru)	1,421	38,339
Steel Dynamics Inc	1,449	35,500
The Scotts Miracle-Gro Co ‘A’	1,780	124,440
The Sherwin-Williams Co	3,339	980,564
The Valspar Corp	3,239	349,909
Vulcan Materials Co	5,113	615,401
WR Grace & Co	1,617	118,381

		15,165,745

Telecommunication Services - 1.3%

SBA Communications Corp ‘A’ *	3,287	354,799
T-Mobile US Inc *	7,303	316,001
Verizon Communications Inc	84,797	4,735,064
Zayo Group Holdings Inc *	6,763	188,891

		5,594,755

	Shares	Value
Utilities - 0.1%

Dominion Resources Inc	1,585	$123,519
ITC Holdings Corp	3,082	144,299
Piedmont Natural Gas Co Inc	253	15,211

		283,029

Total Common Stocks (Cost $319,947,000)		420,562,849

EXCHANGE-TRADED FUND - 3.3%

iShares Russell 1000 Growth	142,795	14,330,906

Total Exchange-Traded Fund (Cost $14,032,676)		14,330,906

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $6,137,063; collateralized by U.S. Treasury Notes: 2.000% due 07/31/22 and value $6,264,544)	$6,137,058	6,137,058

Total Short-Term Investment (Cost $6,137,058)		6,137,058

TOTAL INVESTMENTS - 100.0% (Cost $340,116,734)		441,030,813

OTHER ASSETS & LIABILITIES, NET - 0.0%		176,394

NET ASSETS - 100.0%		$441,207,207

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	27.9%
Consumer Discretionary	19.9%
Health Care	16.3%
Industrials	10.3%
Consumer Staples	10.1%
Financials	5.5%
Materials	3.4%
Exchange-Traded Fund	3.3%
Others (each less than 3.0%)	3.3%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	As of June 30, 2016, investments with a total aggregate value of $1,240,499 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index (09/16)	24	($30,985)
S&P 500 E-Mini Index (09/16)	39	(8,479)

Total Futures Contracts		($39,464)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-48

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$420,562,849	$420,562,849	$-	$-
	Exchange-Traded Fund	14,330,906	14,330,906	-	-
	Short-Term Investment	6,137,058	-	6,137,058	-

	Total Assets	441,030,813	434,893,755	6,137,058	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(39,464)	(39,464)	-	-

	Total Liabilities	(39,464)	(39,464)	-	-

	Total	$440,991,349	$434,854,291	$6,137,058	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-49

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 4.6%

Aramark	6,703	$224,014
AutoNation Inc *	1,907	89,591
Bed Bath & Beyond Inc	6,470	279,633
Best Buy Co Inc	13,636	417,262
BorgWarner Inc	9,284	274,064
Brunswick Corp	818	37,072
Burlington Stores Inc *	1,459	97,330
Cabela’s Inc *	2,199	110,082
CalAtlantic Group Inc	3,185	116,921
Carnival Corp	19,855	877,591
Choice Hotels International Inc	504	24,000
Clear Channel Outdoor Holdings Inc ‘A’	919	5,716
Coach Inc	11,000	448,140
Comcast Corp ‘A’	8,815	574,650
CST Brands Inc	3,620	155,950
Dick’s Sporting Goods Inc	926	41,726
Dillard’s Inc ‘A’	923	55,934
Discovery Communications Inc ‘A’ *	647	16,324
Discovery Communications Inc ‘C’ *	802	19,128
DISH Network Corp ‘A’ *	2,448	128,275
DR Horton Inc	7,401	232,983
Extended Stay America Inc	3,086	46,136
Foot Locker Inc	664	36,427
Ford Motor Co	189,271	2,379,136
GameStop Corp ‘A’	4,968	132,049
Garmin Ltd	5,418	229,832
General Motors Co	68,324	1,933,569
Gentex Corp	4,888	75,520
Genuine Parts Co	406	41,108
Graham Holdings Co ‘B’	211	103,293
H&R Block Inc	10,921	251,183
Harman International Industries Inc	1,839	132,077
Hilton Worldwide Holdings Inc	3,059	68,919
Hyatt Hotels Corp ‘A’ *	1,096	53,857
International Game Technology PLC	4,573	85,698
JC Penney Co Inc *	14,953	132,783
John Wiley & Sons Inc ‘A’	2,157	112,552
Johnson Controls Inc	22,102	978,235
Kohl’s Corp	8,984	340,673
L Brands Inc	9,661	648,543
Lear Corp	618	62,888
Lennar Corp ‘A’	4,203	193,758
Lennar Corp ‘B’	228	8,493
Liberty Braves Group ‘C’ *	726	10,643
Liberty Broadband Corp ‘A’ *	1,174	69,736
Liberty Broadband Corp ‘C’ *	5,021	301,260
Liberty Interactive Corp QVC Group ‘A’ *	9,438	239,442
Liberty SiriusXM Group ‘A’ *	4,418	138,548
Liberty SiriusXM Group ‘C’ *	8,913	275,144
Liberty Ventures ‘A’ *	5,267	195,248
Lions Gate Entertainment Corp	1,623	32,833
Live Nation Entertainment Inc *	2,735	64,273
Macy’s Inc	15,007	504,385
Marriott International Inc ‘A’	1,156	76,828
MGM Resorts International *	20,990	475,004
Mohawk Industries Inc *	627	118,980
Murphy USA Inc *	706	52,357
News Corp ‘A’	18,171	206,241
News Corp ‘B’	5,905	68,911
Norwegian Cruise Line Holdings Ltd *	7,016	279,517
Penske Automotive Group Inc	1,867	58,736
PulteGroup Inc	11,779	229,573
PVH Corp	3,925	369,853
Ralph Lauren Corp	2,584	231,578
Regal Entertainment Group ‘A’	2,822	62,197
Royal Caribbean Cruises Ltd	8,193	550,160

	Shares	Value
Signet Jewelers Ltd (NYSE)	332	$27,360
Staples Inc	31,076	267,875
Starwood Hotels & Resorts Worldwide Inc	3,364	248,768
Target Corp	25,662	1,791,721
TEGNA Inc	10,585	245,254
The Gap Inc	10,123	214,810
The Goodyear Tire & Rubber Co	12,950	332,297
The Madison Square Garden Co ‘A’ *	851	146,806
The Michaels Cos Inc *	1,044	29,691
The Wendy’s Co	4,372	42,059
Thomson Reuters Corp (NYSE)	14,605	590,334
Tiffany & Co	5,325	322,908
Time Warner Inc	13,152	967,198
Toll Brothers Inc *	3,984	107,209
Tribune Media Co ‘A’	3,479	136,307
Twenty-First Century Fox Inc ‘A’	11,969	323,761
Twenty-First Century Fox Inc ‘B’	5,382	146,660
Urban Outfitters Inc *	960	26,400
Viacom Inc ‘A’	58	2,692
Viacom Inc ‘B’	1,980	82,111
Vista Outdoor Inc *	2,432	116,079
Whirlpool Corp	3,260	543,246
Wynn Resorts Ltd	339	30,727

		23,626,835

Consumer Staples - 8.8%

Archer-Daniels-Midland Co	28,011	1,201,392
Brown-Forman Corp ‘A’	89	9,615
Brown-Forman Corp ‘B’	276	27,534
Bunge Ltd	6,762	399,972
Colgate-Palmolive Co	34,738	2,542,822
ConAgra Foods Inc	4,468	213,615
Coty Inc ‘A’	974	25,314
CVS Health Corp	3,036	290,667
Edgewell Personal Care Co	2,868	242,088
Energizer Holdings Inc	2,055	105,812
Flowers Foods Inc	877	16,444
Hormel Foods Corp	1,660	60,756
Ingredion Inc	1,027	132,904
Kellogg Co	931	76,016
Kimberly-Clark Corp	2,592	356,348
Mead Johnson Nutrition Co	5,820	528,165
Molson Coors Brewing Co ‘B’	8,365	845,952
Mondelez International Inc ‘A’	72,842	3,315,039
Nu Skin Enterprises Inc ‘A’	1,904	87,946
PepsiCo Inc	9,157	970,093
Philip Morris International Inc	67,486	6,864,676
Pilgrim’s Pride Corp	2,464	62,783
Pinnacle Foods Inc	5,617	260,011
Post Holdings Inc *	1,316	108,820
Reynolds American Inc	15,456	833,542
The Clorox Co	933	129,118
The Coca-Cola Co	47,880	2,170,400
The Hain Celestial Group Inc *	1,257	62,536
The JM Smucker Co	5,639	859,440
The Kraft Heinz Co	25,342	2,242,260
The Procter & Gamble Co	129,959	11,003,628
TreeHouse Foods Inc *	1,825	187,336
Tyson Foods Inc ‘A’	7,545	503,930
Wal-Mart Stores Inc	73,778	5,387,270
Walgreens Boots Alliance Inc	33,288	2,771,892
Whole Foods Market Inc	12,898	412,994

		45,309,130

Energy - 13.1%

Anadarko Petroleum Corp	24,864	1,324,008
Antero Resources Corp *	7,977	207,242
Apache Corp	5,724	318,655
Baker Hughes Inc	21,363	964,112
Cabot Oil & Gas Corp	6,607	170,064

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-50

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Cheniere Energy Inc *	9,704	$364,385
Chesapeake Energy Corp *	27,101	115,992
Chevron Corp	91,691	9,611,968
Cimarex Energy Co	3,831	457,115
Columbia Pipeline Group Inc	19,469	496,265
Concho Resources Inc *	6,341	756,291
ConocoPhillips	60,416	2,634,138
CONSOL Energy Inc	11,033	177,521
Continental Resources Inc *	2,338	105,841
Devon Energy Corp	23,176	840,130
Diamond Offshore Drilling Inc	3,223	78,416
Diamondback Energy Inc *	2,627	239,609
Dril-Quip Inc *	1,838	107,394
Energen Corp	4,715	227,310
Ensco PLC ‘A’	14,660	142,349
EOG Resources Inc	23,793	1,984,812
EQT Corp	8,377	648,631
Exxon Mobil Corp	202,216	18,955,728
FMC Technologies Inc *	10,968	292,517
Frank’s International NV	1,597	23,332
Gulfport Energy Corp *	6,058	189,373
Halliburton Co	41,773	1,891,899
Helmerich & Payne Inc	4,698	315,377
Hess Corp	13,715	824,272
HollyFrontier Corp	7,880	187,308
Kinder Morgan Inc	93,754	1,755,075
Kosmos Energy Ltd *	8,055	43,900
Laredo Petroleum Inc *	6,565	68,801
Marathon Oil Corp	41,255	619,238
Marathon Petroleum Corp	25,609	972,118
Memorial Resource Development Corp *	3,940	62,567
Murphy Oil Corp	7,935	251,936
Nabors Industries Ltd	13,389	134,559
National Oilwell Varco Inc	18,383	618,588
Newfield Exploration Co *	7,194	317,831
Noble Corp PLC (United Kingdom)	11,760	96,902
Noble Energy Inc	20,688	742,079
Occidental Petroleum Corp	37,172	2,808,716
Oceaneering International Inc	4,760	142,134
Parsley Energy Inc ‘A’ *	6,705	181,437
Patterson-UTI Energy Inc	7,017	149,602
PBF Energy Inc ‘A’	4,753	113,026
Phillips 66	21,969	1,743,021
Pioneer Natural Resources Co	7,925	1,198,339
QEP Resources Inc	10,434	183,951
Range Resources Corp	8,095	349,218
Rowan Cos PLC ‘A’	6,108	107,867
RPC Inc *	2,834	44,012
Schlumberger Ltd	67,876	5,367,634
SM Energy Co	3,270	88,290
Spectra Energy Corp	28,825	1,055,860
Superior Energy Services Inc	7,305	134,485
Targa Resources Corp	7,591	319,885
Tesoro Corp	5,764	431,839
The Williams Cos Inc	27,958	604,732
Transocean Ltd	16,782	199,538
Valero Energy Corp	22,884	1,167,084
Weatherford International PLC *	43,486	241,347
Whiting Petroleum Corp *	9,796	90,711
World Fuel Services Corp	3,360	159,566
WPX Energy Inc *	13,417	124,912

		67,342,854

Financials - 26.9%

Affiliated Managers Group Inc *	338	47,580
Aflac Inc	19,585	1,413,254
Alexandria Real Estate Equities Inc REIT	3,192	330,436
Alleghany Corp *	724	397,896
Allied World Assurance Co Holdings AG	4,227	148,537
Ally Financial Inc *	21,813	372,348

	Shares	Value
American Campus Communities Inc REIT	6,417	$339,267
American Capital Agency Corp REIT	16,315	323,363
American Express Co	38,994	2,369,275
American Financial Group Inc	3,344	247,222
American Homes 4 Rent ‘A’ REIT	8,091	165,704
American International Group Inc	54,076	2,860,080
American National Insurance Co	383	43,336
Ameriprise Financial Inc	5,317	477,732
AmTrust Financial Services Inc	3,872	94,864
Annaly Capital Management Inc REIT	45,007	498,227
Apartment Investment & Management Co ‘A’ REIT	7,680	339,149
Apple Hospitality REIT Inc	7,988	150,254
Arch Capital Group Ltd * (Bermuda)	5,576	401,472
Arthur J Gallagher & Co	2,680	127,568
Aspen Insurance Holdings Ltd (Bermuda)	2,891	134,085
Associated Banc-Corp	7,117	122,057
Assurant Inc	3,003	259,189
Assured Guaranty Ltd	6,468	164,093
AvalonBay Communities Inc REIT	6,675	1,204,103
Axis Capital Holdings Ltd	4,445	244,475
Bank of America Corp	501,295	6,652,185
Bank of Hawaii Corp	2,030	139,664
BankUnited Inc	4,832	148,439
BB&T Corp	39,581	1,409,479
Berkshire Hathaway Inc ‘B’ *	92,236	13,354,850
BlackRock Inc	6,090	2,086,008
BOK Financial Corp	1,252	78,500
Boston Properties Inc REIT	6,184	815,670
Brandywine Realty Trust REIT	8,360	140,448
Brixmor Property Group Inc REIT	9,299	246,052
Brown & Brown Inc	5,319	199,303
Camden Property Trust REIT	4,154	367,297
Capital One Financial Corp	24,873	1,579,684
Care Capital Properties Inc REIT	3,771	98,838
Chimera Investment Corp REIT	9,112	143,058
Chubb Ltd	22,533	2,945,288
Cincinnati Financial Corp	7,293	546,173
CIT Group Inc	9,682	308,953
Citigroup Inc	143,212	6,070,757
Citizens Financial Group Inc	15,299	305,674
CME Group Inc ‘A’	16,460	1,603,204
CNA Financial Corp	1,381	43,391
Columbia Property Trust Inc REIT	6,012	128,657
Comerica Inc	8,490	349,194
Commerce Bancshares Inc	4,125	197,587
Communications Sales & Leasing Inc REIT	6,040	174,556
Corporate Office Properties Trust REIT	4,590	135,726
Corrections Corp of America REIT	5,576	195,272
Crown Castle International Corp REIT	1,866	189,268
CubeSmart REIT	2,761	85,260
Cullen/Frost Bankers Inc	2,548	162,384
CyrusOne Inc REIT	420	23,377
DCT Industrial Trust Inc REIT	4,377	210,271
DDR Corp REIT	14,959	271,356
Digital Realty Trust Inc REIT	2,138	233,021
Discover Financial Services	13,394	717,784
Douglas Emmett Inc REIT	6,921	245,834
Duke Realty Corp REIT	16,927	451,274
E*TRADE Financial Corp *	13,578	318,947
East West Bancorp Inc	7,033	240,388
Empire State Realty Trust Inc ‘A’ REIT	2,283	43,354
Endurance Specialty Holdings Ltd	3,107	208,666
EPR Properties REIT	3,066	247,365
Equity Commonwealth REIT *	5,934	172,857
Equity One Inc REIT	4,448	143,137
Equity Residential REIT	17,351	1,195,137
Erie Indemnity Co ‘A’	316	31,391
Essex Property Trust Inc REIT	1,849	421,738
Everest Re Group Ltd	2,038	372,281

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-51

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Fifth Third Bancorp	37,202	$654,383
First American Financial Corp	5,182	208,420
First Horizon National Corp	11,200	154,336
First Niagara Financial Group Inc	17,103	166,583
First Republic Bank	1,398	97,846
FNF Group	12,771	478,912
Forest City Realty Trust Inc ‘A’ REIT	11,106	247,775
Franklin Resources Inc	17,558	585,910
General Growth Properties Inc REIT	28,027	835,765
HCP Inc REIT	22,762	805,320
Healthcare Trust of America Inc ‘A’ REIT	1,742	56,336
Highwoods Properties Inc REIT	4,657	245,890
Hospitality Properties Trust REIT	7,373	212,342
Host Hotels & Resorts Inc REIT	35,816	580,577
Huntington Bancshares Inc	38,578	344,887
Interactive Brokers Group Inc ‘A’	2,752	97,421
Intercontinental Exchange Inc	2,987	764,552
Invesco Ltd	16,651	425,267
Jones Lang LaSalle Inc	2,189	213,318
JPMorgan Chase & Co	177,555	11,033,268
KeyCorp	40,841	451,293
Kilroy Realty Corp REIT	4,400	291,676
Kimco Realty Corp REIT	19,637	616,209
Lazard Ltd ‘A’	5,346	159,204
Legg Mason Inc	5,112	150,753
Leucadia National Corp	15,987	277,055
Liberty Property Trust REIT	7,105	282,211
Lincoln National Corp	8,982	348,232
Loews Corp	13,628	559,974
LPL Financial Holdings Inc	3,576	80,567
M&T Bank Corp	7,278	860,478
Markel Corp *	665	633,599
Mercury General Corp	782	41,571
MetLife Inc	45,334	1,805,653
MFA Financial Inc REIT	18,480	134,350
Mid-America Apartment Communities Inc REIT	3,653	388,679
Moody’s Corp	866	81,153
Morgan Stanley	69,566	1,807,325
Nasdaq Inc	5,451	352,516
National Retail Properties Inc REIT	6,945	359,195
Navient Corp	15,995	191,140
New York Community Bancorp Inc	23,079	345,954
Northern Trust Corp	10,076	667,636
NorthStar Realty Finance Corp REIT	8,806	100,653
Old Republic International Corp	11,751	226,677
Omega Healthcare Investors Inc REIT	5,630	191,138
OneMain Holdings Inc *	2,622	59,834
Outfront Media Inc REIT	5,631	136,101
PacWest Bancorp	5,768	229,451
Paramount Group Inc REIT	8,758	139,603
People’s United Financial Inc	15,030	220,340
Piedmont Office Realty Trust Inc ‘A’ REIT	7,061	152,094
Popular Inc	5,019	147,057
Post Properties Inc REIT	2,560	156,288
Principal Financial Group Inc	13,021	535,293
ProAssurance Corp	2,583	138,320
Prologis Inc REIT	25,418	1,246,499
Prudential Financial Inc	21,538	1,536,521
Raymond James Financial Inc	6,147	303,047
Rayonier Inc REIT	5,994	157,283
Realogy Holdings Corp *	7,029	203,982
Realty Income Corp REIT	12,546	870,191
Regency Centers Corp REIT	3,868	323,868
Regions Financial Corp	62,080	528,301
Reinsurance Group of America Inc	3,106	301,251
RenaissanceRe Holdings Ltd (Bermuda)	2,055	241,339
Retail Properties of America Inc ‘A’ REIT	11,544	195,094
Santander Consumer USA Holdings Inc *	5,127	52,962
Senior Housing Properties Trust REIT	10,106	210,508
Signature Bank *	1,053	131,541

	Shares	Value
Simon Property Group Inc REIT	1,411	$306,046
SL Green Realty Corp REIT	4,745	505,200
SLM Corp *	20,706	127,963
Sovran Self Storage Inc REIT	767	80,474
Spirit Realty Capital Inc REIT	23,273	297,196
Starwood Property Trust Inc REIT	11,268	233,473
State Street Corp	19,213	1,035,965
STORE Capital Corp REIT	7,333	215,957
Sun Communities Inc REIT	3,038	232,832
SunTrust Banks Inc	24,423	1,003,297
SVB Financial Group *	655	62,330
Synchrony Financial *	40,841	1,032,460
Synovus Financial Corp	6,101	176,868
T Rowe Price Group Inc	2,788	203,440
Tanger Factory Outlet Centers Inc REIT	435	17,478
Taubman Centers Inc REIT	1,431	106,180
TCF Financial Corp	7,631	96,532
TD Ameritrade Holding Corp	1,319	37,559
TFS Financial Corp	2,776	47,803
The Allstate Corp	18,220	1,274,489
The Bank of New York Mellon Corp	51,029	1,982,477
The Charles Schwab Corp	11,641	294,634
The Goldman Sachs Group Inc	18,806	2,794,195
The Hanover Insurance Group Inc	2,056	173,979
The Hartford Financial Services Group Inc	19,054	845,616
The Howard Hughes Corp *	1,758	200,975
The Macerich Co REIT	6,980	596,022
The PNC Financial Services Group Inc	24,340	1,981,033
The Progressive Corp	25,596	857,466
The Travelers Cos Inc	14,221	1,692,868
Torchmark Corp	5,778	357,196
Two Harbors Investment Corp REIT	16,811	143,902
UDR Inc REIT	12,895	476,083
Unum Group	11,577	368,033
US Bancorp	79,168	3,192,845
Validus Holdings Ltd	3,653	177,499
Ventas Inc REIT	11,286	821,846
VEREIT Inc REIT	44,474	450,966
Vornado Realty Trust REIT	8,355	836,503
Voya Financial Inc	9,921	245,644
Weingarten Realty Investors REIT	5,661	231,082
Wells Fargo & Co	222,873	10,548,579
Welltower Inc REIT	17,390	1,324,596
Western Alliance Bancorp *	1,974	64,451
Weyerhaeuser Co REIT	36,101	1,074,727
White Mountains Insurance Group Ltd	229	192,818
WP Carey Inc REIT	5,035	349,530
WR Berkley Corp	4,740	284,021
XL Group PLC (Ireland)	9,005	299,957
Zions Bancorp	9,752	245,068

		137,753,483

Health Care - 11.0%

Abbott Laboratories	71,573	2,813,535
Acadia Healthcare Co Inc *	2,324	128,750
Aetna Inc	10,979	1,340,865
Agilent Technologies Inc	11,676	517,947
Alere Inc *	3,425	142,754
Allergan PLC *	7,869	1,818,447
Allscripts Healthcare Solutions Inc *	9,070	115,189
Alnylam Pharmaceuticals Inc *	481	26,691
Amsurg Corp *	1,146	88,861
Anthem Inc	9,343	1,227,110
Baxter International Inc	21,596	976,571
Bio-Rad Laboratories Inc ‘A’ *	1,009	144,307
Brookdale Senior Living Inc *	8,951	138,204
Cardinal Health Inc	1,176	91,740
Centene Corp *	2,156	153,874
Cigna Corp	8,245	1,055,278
DaVita HealthCare Partners Inc *	4,950	382,734

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-52

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
DENTSPLY SIRONA Inc	11,185	$693,917
Endo International PLC *	9,954	155,183
Envision Healthcare Holdings Inc *	1,493	37,877
Express Scripts Holding Co *	3,608	273,486
HCA Holdings Inc *	4,828	371,804
Hill-Rom Holdings Inc	212	10,695
Humana Inc	429	77,169
Johnson & Johnson	110,835	13,444,286
Juno Therapeutics Inc *	300	11,532
Laboratory Corp of America Holdings *	2,748	357,982
LifePoint Health Inc *	1,958	127,995
Mallinckrodt PLC *	5,321	323,410
MEDNAX Inc *	1,323	95,825
Medtronic PLC	68,394	5,934,547
Merck & Co Inc	135,121	7,784,321
Mylan NV *	15,214	657,853
OPKO Health Inc *	1,330	12,422
PerkinElmer Inc	4,170	218,591
Perrigo Co PLC	6,699	607,398
Pfizer Inc	272,562	9,596,908
Premier Inc ‘A’ *	1,544	50,489
QIAGEN NV (XNGS) *	11,094	241,960
Quest Diagnostics Inc	6,890	560,915
Quintiles Transnational Holdings Inc *	1,384	90,403
St Jude Medical Inc	4,144	323,232
Teleflex Inc	1,733	307,278
The Cooper Cos Inc	516	88,530
Thermo Fisher Scientific Inc	10,423	1,540,103
United Therapeutics Corp *	1,547	163,858
Universal Health Services Inc ‘B’	3,135	420,404
VWR Corp *	3,570	103,173
WellCare Health Plans Inc *	169	18,130
Zimmer Biomet Holdings Inc	4,214	507,281

		56,371,814

Industrials - 9.5%

AECOM *	7,404	235,225
AGCO Corp	3,384	159,488
Air Lease Corp	2,359	63,174
Alaska Air Group Inc	1,031	60,097
Allison Transmission Holdings Inc	6,879	194,194
AMERCO	113	42,324
American Airlines Group Inc	28,083	795,030
AMETEK Inc	9,143	422,681
Armstrong World Industries Inc *	2,257	88,362
Carlisle Cos Inc	2,134	225,521
Caterpillar Inc	27,184	2,060,819
Chicago Bridge & Iron Co NV	5,018	173,773
Clean Harbors Inc *	2,342	122,042
Colfax Corp *	4,778	126,426
Copa Holdings SA ‘A’ (Panama)	1,514	79,122
Crane Co	2,409	136,638
CSX Corp	46,507	1,212,903
Cummins Inc	7,685	864,101
Danaher Corp	21,713	2,193,013
Deere & Co	11,546	935,688
Delta Air Lines Inc	8,303	302,478
Donaldson Co Inc	475	16,321
Dover Corp	7,462	517,266
Eaton Corp PLC	22,284	1,331,023
Emerson Electric Co	26,163	1,364,662
Expeditors International of Washington Inc	2,615	128,240
Flowserve Corp	2,477	111,886
Fluor Corp	6,814	335,794
General Dynamics Corp	6,945	967,022
General Electric Co	361,784	11,388,960
Genesee & Wyoming Inc ‘A’ *	2,751	162,171
Hertz Global Holdings Inc *	14,065	155,700
Hubbell Inc	956	100,829
Huntington Ingalls Industries Inc	372	62,507

	Shares	Value
IDEX Corp	255	$20,935
IHS Inc ‘A’ *	346	40,001
Ingersoll-Rand PLC	6,238	397,236
ITT Inc	4,391	140,424
Jacobs Engineering Group Inc *	5,823	290,044
JetBlue Airways Corp *	14,486	239,888
Kansas City Southern	5,239	471,982
KBR Inc	7,209	95,447
Kirby Corp *	2,624	163,711
L-3 Communications Holdings Inc	3,730	547,154
Lennox International Inc	141	20,107
Lincoln Electric Holdings Inc	1,096	64,752
Macquarie Infrastructure Corp	3,630	268,801
Manitowoc Foodservice Inc *	3,445	60,701
ManpowerGroup Inc	3,468	223,131
Masco Corp	5,666	175,306
MSC Industrial Direct Co Inc ‘A’	1,343	94,762
Nielsen Holdings PLC	3,824	198,733
Norfolk Southern Corp	14,387	1,224,765
Old Dominion Freight Line Inc *	1,240	74,784
Orbital ATK Inc	2,837	241,542
Oshkosh Corp	3,485	166,269
Owens Corning	5,576	287,276
PACCAR Inc	15,201	788,476
Parker-Hannifin Corp	6,499	702,217
Pentair PLC (United Kingdom)	8,086	471,333
Quanta Services Inc *	5,100	117,912
Raytheon Co	8,945	1,216,073
Regal Beloit Corp	2,164	119,128
Republic Services Inc	11,471	588,577
Rockwell Automation Inc	1,315	150,988
Roper Technologies Inc	2,376	405,251
RR Donnelley & Sons Co	3,261	55,176
Ryder System Inc	2,601	159,025
Snap-on Inc	754	118,996
SolarCity Corp *	3,180	76,097
Spirit AeroSystems Holdings Inc ‘A’ *	3,117	134,031
Spirit Airlines Inc *	3,469	155,654
Stanley Black & Decker Inc	6,399	711,697
Stericycle Inc *	221	23,011
Terex Corp	5,322	108,090
Textron Inc	9,038	330,429
The Dun & Bradstreet Corp	1,054	128,419
The Timken Co	3,419	104,827
Trinity Industries Inc	7,258	134,781
Tyco International PLC	17,603	749,888
Union Pacific Corp	34,671	3,025,045
United Continental Holdings Inc *	16,332	670,265
United Rentals Inc *	627	42,072
United Technologies Corp	37,851	3,881,620
USG Corp *	4,235	114,176
Valmont Industries Inc	217	29,354
Waste Management Inc	3,760	249,175
WESCO International Inc *	2,047	105,400
Xylem Inc	4,169	186,146

		48,496,560

Information Technology - 9.2%

Akamai Technologies Inc *	931	52,071
Amdocs Ltd	7,203	415,757
Analog Devices Inc	14,937	846,032
ANSYS Inc *	3,170	287,678
Apple Inc	22,456	2,146,794
Applied Materials Inc	15,184	363,960
ARRIS International PLC *	7,087	148,544
Arrow Electronics Inc *	4,420	273,598
Autodesk Inc *	1,876	101,567
Avnet Inc	6,232	252,458
Booz Allen Hamilton Holding Corp	348	10,315
Brocade Communications Systems Inc	22,708	208,459

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-53

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
CA Inc	14,185	$465,694
Cisco Systems Inc	245,492	7,043,166
Computer Sciences Corp	6,739	334,591
CoreLogic Inc *	1,766	67,956
Corning Inc	52,400	1,073,152
Cree Inc *	3,067	74,957
Cypress Semiconductor Corp	15,149	159,822
Dolby Laboratories Inc ‘A’	2,463	117,855
EchoStar Corp ‘A’ *	2,209	87,697
EMC Corp	85,060	2,311,080
Fidelity National Information Services Inc	6,812	501,908
FireEye Inc *	5,644	92,957
First Solar Inc *	3,622	175,595
Fitbit Inc ‘A’ *	1,128	13,784
FLIR Systems Inc	6,663	206,220
Harris Corp	6,073	506,731
Hewlett Packard Enterprise Co	84,115	1,536,781
HP Inc	84,508	1,060,575
IAC/InterActiveCorp	739	41,606
Ingram Micro Inc ‘A’	7,053	245,303
Intel Corp	209,759	6,880,095
International Business Machines Corp	13,422	2,037,191
IPG Photonics Corp *	274	21,920
Jabil Circuit Inc	9,089	167,874
Juniper Networks Inc	18,163	408,486
Keysight Technologies Inc *	8,343	242,698
Lam Research Corp	1,561	131,218
Leidos Holdings Inc	3,183	152,370
Lexmark International Inc ‘A’	3,007	113,514
Linear Technology Corp	6,153	286,299
Marvell Technology Group Ltd (Bermuda)	19,572	186,521
Micron Technology Inc *	50,415	693,710
Motorola Solutions Inc	7,538	497,282
National Instruments Corp	1,066	29,208
NetApp Inc	14,108	346,916
Nuance Communications Inc *	2,639	41,248
ON Semiconductor Corp *	18,037	159,086
Oracle Corp	130,102	5,325,075
Pandora Media Inc *	1,498	18,650
PTC Inc *	3,081	115,784
Qorvo Inc *	6,016	332,444
QUALCOMM Inc	56,803	3,042,937
Skyworks Solutions Inc	758	47,966
SS&C Technologies Holdings Inc	656	18,420
SunPower Corp *	2,878	44,580
Symantec Corp	25,616	526,153
Synopsys Inc *	6,654	359,848
Teradyne Inc	9,868	194,301
Trimble Navigation Ltd *	2,558	62,313
Twitter Inc *	3,608	61,011
VMware Inc ‘A’ *	2,710	155,066
Western Digital Corp	13,741	649,400
Xerox Corp	48,968	464,706
Xilinx Inc	8,441	389,383
Yahoo! Inc *	42,245	1,586,722
Yelp Inc *	755	22,922
Zebra Technologies Corp ‘A’ *	462	23,146
Zillow Group Inc ‘A’ *	817	29,943
Zillow Group Inc ‘C’ *	1,535	55,690
Zynga Inc ‘A’ *	36,920	91,931

		47,238,690

Materials - 2.7%

Air Products & Chemicals Inc	1,230	174,709
Albemarle Corp	5,471	433,905
Alcoa Inc	64,003	593,308
AptarGroup Inc	2,249	177,963
Ashland Inc	3,020	346,606
Avery Dennison Corp	295	22,051
Bemis Co Inc	3,919	201,789

	Shares	Value
Cabot Corp	2,971	$135,656
Celanese Corp ‘A’	6,522	426,865
CF Industries Holdings Inc	11,353	273,607
Compass Minerals International Inc	1,638	121,523
Domtar Corp	3,031	106,115
Eastman Chemical Co	7,187	487,997
FMC Corp	1,261	58,397
Freeport-McMoRan Inc	47,623	530,520
Graphic Packaging Holding Co	4,605	57,747
Huntsman Corp	9,632	129,550
International Paper Co	19,970	846,329
LyondellBasell Industries NV ‘A’	9,431	701,855
Martin Marietta Materials Inc	294	56,448
Monsanto Co	7,463	771,749
NewMarket Corp	25	10,360
Newmont Mining Corp	25,996	1,016,964
Nucor Corp	15,580	769,808
Platform Specialty Products Corp *	7,990	70,951
Praxair Inc	1,698	190,838
Reliance Steel & Aluminum Co	3,379	259,845
Royal Gold Inc	2,968	213,755
Sonoco Products Co	4,883	242,490
Southern Copper Corp (Peru)	2,268	61,191
Steel Dynamics Inc	9,710	237,895
Tahoe Resources Inc (NYSE)	14,615	218,787
The Dow Chemical Co	54,703	2,719,286
The Mosaic Co	16,952	443,803
The Scotts Miracle-Gro Co ‘A’	213	14,891
United States Steel Corp	6,613	111,495
Vulcan Materials Co	445	53,560
Westlake Chemical Corp	1,843	79,102
WestRock Co	12,183	473,553
WR Grace & Co	1,528	111,865

		13,955,128

Telecommunication Services - 4.1%

AT&T Inc ‡	300,497	12,984,475
CenturyLink Inc	26,167	759,105
Frontier Communications Corp	57,381	283,462
Level 3 Communications Inc *	14,225	732,445
SBA Communications Corp ‘A’ *	2,198	237,252
Sprint Corp *	36,830	166,840
T-Mobile US Inc *	5,320	230,196
Telephone & Data Systems Inc	4,634	137,445
United States Cellular Corp *	607	23,837
Verizon Communications Inc	99,516	5,556,974

		21,112,031

Utilities - 7.1%

AES Corp	32,094	400,533
AGL Resources Inc	5,912	390,015
Alliant Energy Corp	11,036	438,129
Ameren Corp	11,849	634,869
American Electric Power Co Inc	23,980	1,680,758
American Water Works Co Inc	8,666	732,364
Aqua America Inc	8,654	308,602
Atmos Energy Corp	4,952	402,697
Avangrid Inc	2,821	129,935
Calpine Corp *	17,381	256,370
CenterPoint Energy Inc	21,011	504,264
CMS Energy Corp	13,551	621,449
Consolidated Edison Inc	14,852	1,194,695
Dominion Resources Inc	28,128	2,192,015
DTE Energy Co	8,720	864,326
Duke Energy Corp	33,619	2,884,174
Edison International	15,407	1,196,662
Entergy Corp	8,747	711,568
Eversource Energy	15,533	930,427
Exelon Corp	43,228	1,571,770
FirstEnergy Corp	20,734	723,824

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-54

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Great Plains Energy Inc	7,522	$228,669
Hawaiian Electric Industries Inc	5,150	168,869
ITC Holdings Corp	3,704	173,421
MDU Resources Group Inc	9,316	223,584
National Fuel Gas Co	3,582	203,744
NextEra Energy Inc	22,457	2,928,393
NiSource Inc	15,686	415,993
NRG Energy Inc	15,202	227,878
OGE Energy Corp	9,688	317,282
PG&E Corp	24,199	1,546,800
Piedmont Natural Gas Co Inc	3,609	216,973
Pinnacle West Capital Corp	5,407	438,291
PPL Corp	33,037	1,247,147
Public Service Enterprise Group Inc	24,741	1,153,178
Questar Corp	8,525	216,279
SCANA Corp	6,339	479,609
Sempra Energy	12,166	1,387,167
TECO Energy Inc	11,480	317,307
The Southern Co	45,810	2,456,790
UGI Corp	8,431	381,503
Vectren Corp	4,036	212,576
WEC Energy Group Inc	15,389	1,004,902
Westar Energy Inc	6,927	388,535
Xcel Energy Inc	24,808	1,110,902

		36,215,238

Total Common Stocks (Cost $454,928,833)		497,421,763

EXCHANGE-TRADED FUND - 2.6%

iShares Russell 1000 Value ‡	131,322	13,560,309

Total Exchange-Traded Fund (Cost $13,272,460)		13,560,309

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $2,917,392; collateralized by U.S. Treasury Notes: 2.000% due 07/31/22 and value $2,976,844)	$2,917,390	2,917,390

Total Short-Term Investment (Cost $2,917,390)		2,917,390

TOTAL INVESTMENTS - 100.2% (Cost $471,118,683)		513,899,462

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(806,839)

NET ASSETS - 100.0%		$513,092,623

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	26.9%
Energy	13.1%
Health Care	11.0%
Industrials	9.5%
Information Technology	9.2%
Consumer Staples	8.8%
Utilities	7.1%
Consumer Discretionary	4.6%
Telecommunication Services	4.1%
Others (each less than 3.0%)	5.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of June 30, 2016, an investment with a value of $773,435 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/16)	26	($17,210)
S&P MidCap 400 E-Mini Index (09/16)	3	1,849

Total Futures Contracts		($15,361)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-55

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$497,421,763	$497,421,763	$-	$-
	Exchange-Traded Fund	13,560,309	13,560,309	-	-
	Short-Term Investment	2,917,390	-	2,917,390	-
	Derivatives:
	Equity Contracts
	Futures	1,849	1,849	-	-

	Total Assets	513,901,311	510,983,921	2,917,390	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(17,210)	(17,210)	-	-

	Total Liabilities	(17,210)	(17,210)	-	-

	Total	$513,884,101	$510,966,711	$2,917,390	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-56

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Dyax Corp - Contingent Value Rights * +	18,662	$20,715

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	912	2,895

Total Rights (Cost $20,715)		23,610

COMMON STOCKS - 96.3%

Consumer Discretionary - 15.8%

1-800-Flowers.com Inc ‘A’ *	1,089	9,823
AMC Entertainment Holdings Inc ‘A’	232	6,406
American Axle & Manufacturing Holdings Inc *	11,195	162,104
American Eagle Outfitters Inc	21,776	346,892
Arctic Cat Inc	773	13,141
Asbury Automotive Group Inc *	2,895	152,682
Ascena Retail Group Inc *	8,381	58,583
Bassett Furniture Industries Inc	856	20,493
Big Lots Inc	7,241	362,847
Biglari Holdings Inc *	14	5,647
BJ’s Restaurants Inc *	3,385	148,365
Bloomin’ Brands Inc	16,510	295,034
Blue Nile Inc	1,603	43,890
Bob Evans Farms Inc	2,876	109,144
Bojangles’ Inc *	1,395	23,645
Boyd Gaming Corp *	11,961	220,082
Bright Horizons Family Solutions Inc *	6,377	422,859
Buffalo Wild Wings Inc *	2,748	381,835
Build-A-Bear Workshop Inc *	132	1,771
Callaway Golf Co	5,032	51,377
Capella Education Co	1,522	80,118
Carmike Cinemas Inc *	2,306	69,457
Carriage Services Inc	1,987	47,052
Carrols Restaurant Group Inc *	4,453	52,991
Cavco Industries Inc *	1,228	115,064
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	10,903	23,005
Century Casinos Inc *	1,331	8,292
Century Communities Inc *	186	3,225
Chegg Inc *	5,084	25,420
Chico’s FAS Inc	16,990	181,963
Churchill Downs Inc	1,960	247,666
Chuy’s Holdings Inc *	2,344	81,126
ClubCorp Holdings Inc	9,285	120,705
Collectors Universe Inc	1,096	21,646
Columbia Sportswear Co	3,912	225,096
Cooper-Standard Holding Inc *	1,997	157,743
Core-Mark Holding Co Inc	6,630	310,682
Cracker Barrel Old Country Store Inc	2,628	450,623
Crocs Inc *	10,652	120,155
Culp Inc	1,528	42,219
Daily Journal Corp *	109	25,832
Dave & Buster’s Entertainment Inc *	5,507	257,673
Deckers Outdoor Corp *	325	18,694
Del Frisco’s Restaurant Group Inc *	185	2,649
Denny’s Corp *	8,159	87,546
Destination XL Group Inc *	3,646	16,662
Diamond Resorts International Inc *	5,377	161,095
DineEquity Inc	1,476	125,135
Dorman Products Inc *	3,854	220,449
DreamWorks Animation SKG Inc ‘A’ *	11,244	459,542

	Shares	Value
Drew Industries Inc	3,448	$292,528
Duluth Holdings Inc ‘B’ *	1,378	33,706
Eldorado Resorts Inc *	3,780	57,437
Empire Resorts Inc *	30	474
Entravision Communications Corp ‘A’	9,417	63,282
Ethan Allen Interiors Inc	3,578	118,217
Etsy Inc *	15,173	145,509
Fiesta Restaurant Group Inc *	3,164	69,007
Five Below Inc *	7,775	360,838
Fox Factory Holding Corp *	3,233	56,157
Francesca’s Holdings Corp *	5,931	65,538
Fred’s Inc ‘A’	246	3,963
G-III Apparel Group Ltd *	4,975	227,457
Gaiam Inc ‘A’ *	870	6,734
Genesco Inc *	349	22,444
Gentherm Inc *	5,297	181,422
Global Eagle Entertainment Inc *	457	3,034
GNC Holdings Inc ‘A’	9,946	241,588
Golden Entertainment Inc	296	3,460
Grand Canyon Education Inc *	6,529	260,638
Gray Television Inc *	5,826	63,212
Group 1 Automotive Inc	687	33,910
Helen of Troy Ltd *	4,068	418,353
Hemisphere Media Group Inc *	795	9,381
Hibbett Sports Inc *	2,626	91,359
Hooker Furniture Corp	88	1,891
Horizon Global Corp *	2,615	29,680
Houghton Mifflin Harcourt Co *	12,010	187,716
HSN Inc	4,541	222,191
IMAX Corp *	8,547	251,966
Installed Building Products Inc *	2,938	106,620
Interval Leisure Group Inc	1,551	24,661
iRobot Corp *	3,892	136,531
Isle of Capri Casinos Inc *	3,608	66,099
Jack in the Box Inc	3,693	317,303
Jamba Inc *	1,971	20,282
KB Home	2,610	39,698
Kirkland’s Inc *	950	13,946
Kona Grill Inc *	575	6,164
Krispy Kreme Doughnuts Inc *	8,441	176,923
La Quinta Holdings Inc *	2,493	28,420
La-Z-Boy Inc	3,021	84,044
LGI Homes Inc *	2,108	67,330
Libbey Inc	240	3,814
Liberty Braves Group ‘C’ *	329	4,823
Liberty Media Group ‘A’ *	551	10,546
Liberty Media Group ‘C’ *	1,167	22,138
Liberty Tax Inc	701	9,337
Liberty TripAdvisor Holdings Inc ‘A’ *	10,512	230,003
LifeLock Inc *	12,262	193,862
Lindblad Expeditions Holdings Inc *	2,070	19,934
Lithia Motors Inc ‘A’	3,442	244,623
Loral Space & Communications Inc *	1,856	65,461
M/I Homes Inc *	748	14,085
Malibu Boats Inc ‘A’ *	2,652	32,036
Marine Products Corp	1,616	13,671
MarineMax Inc *	1,947	33,041
Marriott Vacations Worldwide Corp	198	13,561
Mattress Firm Holding Corp *	2,435	81,694
MCBC Holdings Inc	1,070	11,824
MDC Holdings Inc	2,186	53,207
MDC Partners Inc ‘A’	2,255	41,244
Meritage Homes Corp *	430	16,142
Metaldyne Performance Group Inc	1,334	18,343
Monro Muffler Brake Inc	4,556	289,579
Motorcar Parts of America Inc *	2,455	66,727
MSG Networks Inc ‘A’ *	2,892	44,363
Nathan’s Famous Inc *	447	19,892
Nautilus Inc *	4,442	79,245
New Media Investment Group Inc	914	16,516

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-57

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Nexstar Broadcasting Group Inc ‘A’	4,336	$206,307
Noodles & Co *	1,262	12,342
Nutrisystem Inc	4,262	108,084
Ollie’s Bargain Outlet Holdings Inc *	2,931	72,953
Outerwall Inc	2,460	103,320
Overstock.com Inc *	1,954	31,479
Oxford Industries Inc	2,213	125,300
Papa John’s International Inc	3,946	268,328
Party City Holdco Inc *	1,706	23,730
Penn National Gaming Inc *	9,285	129,526
PetMed Express Inc	2,822	52,941
Pier 1 Imports Inc	1,809	9,298
Pinnacle Entertainment Inc *	665	7,368
Planet Fitness Inc ‘A’ *	2,263	42,725
Popeyes Louisiana Kitchen Inc *	3,148	172,007
Potbelly Corp *	3,424	42,937
Radio One Inc ‘D’ *	3,213	10,249
Reading International Inc ‘A’ *	636	7,944
Red Robin Gourmet Burgers Inc *	372	17,644
Red Rock Resorts Inc ‘A’ *	4,338	95,349
Ruth’s Hospitality Group Inc	4,612	73,561
Scientific Games Corp ‘A’ *	7,412	68,116
Sears Holdings Corp *	290	3,947
SeaWorld Entertainment Inc	9,704	139,058
Select Comfort Corp *	6,711	143,481
Shake Shack Inc ‘A’ *	2,272	82,769
Shutterfly Inc *	5,012	233,609
Sinclair Broadcast Group Inc ‘A’	9,607	286,865
Smith & Wesson Holding Corp *	7,926	215,429
Sonic Corp	6,823	184,562
Sotheby’s	4,351	119,217
Sportsman’s Warehouse Holdings Inc *	3,538	28,516
Standard Motor Products Inc	1,847	73,474
Stein Mart Inc	4,425	34,161
Steven Madden Ltd *	8,934	305,364
Stoneridge Inc *	3,889	58,102
Strayer Education Inc *	660	32,426
Sturm Ruger & Co Inc	2,700	172,827
Superior Uniform Group Inc	1,135	21,667
Tailored Brands Inc	2,104	26,637
Taylor Morrison Home Corp ‘A’ *	4,364	64,762
Tenneco Inc *	8,180	381,270
Texas Roadhouse Inc	9,625	438,900
The Buckle Inc	1,379	35,840
The Cato Corp ‘A’	677	25,536
The Cheesecake Factory Inc	6,597	317,580
The Children’s Place Inc	2,715	217,689
The Container Store Group Inc *	599	3,205
The Finish Line Inc ‘A’	1,939	39,148
The Habit Restaurants Inc ‘A’ *	1,924	31,515
The New Home Co Inc *	525	5,009
Tile Shop Holdings Inc *	4,717	93,774
TopBuild Corp *	753	27,259
TRI Pointe Group Inc *	1,196	14,137
tronc Inc	2,405	33,189
Tumi Holdings Inc *	8,160	218,198
Unique Fabricating Inc	916	12,265
Universal Electronics Inc *	2,054	148,463
Vera Bradley Inc *	2,047	29,006
Vince Holding Corp *	251	1,375
Vitamin Shoppe Inc *	265	8,101
Wayfair Inc ‘A’ *	4,580	178,620
Weight Watchers International Inc *	3,743	43,531
Weyco Group Inc	44	1,222
Wingstop Inc *	2,274	61,966
Winmark Corp	340	33,888
Winnebago Industries Inc	3,878	88,884
Wolverine World Wide Inc	2,198	44,663
Workhorse Group Inc *	1,533	10,501
World Wrestling Entertainment Inc ‘A’	5,243	96,524

	Shares	Value
ZAGG Inc *	411	$2,158
Zoe’s Kitchen Inc *	2,769	100,432

		19,509,198

Consumer Staples - 3.2%

Alico Inc	49	1,482
Amplify Snack Brands Inc *	4,238	62,510
Avon Products Inc	13,545	51,200
B&G Foods Inc	9,005	434,041
Cal-Maine Foods Inc	3,486	154,499
Calavo Growers Inc	2,248	150,616
Central Garden & Pet Co *	174	3,972
Central Garden & Pet Co ‘A’ *	599	13,004
Coca-Cola Bottling Co Consolidated	684	100,869
Craft Brew Alliance Inc *	715	8,237
Darling Ingredients Inc *	6,466	96,343
Dean Foods Co	6,634	120,009
Elizabeth Arden Inc *	3,135	43,138
Farmer Brothers Co *	1,145	36,709
Fresh Del Monte Produce Inc	276	15,023
Freshpet Inc *	3,100	28,923
HRG Group Inc *	17,197	236,115
Inter Parfums Inc	1,125	32,141
Inventure Foods Inc *	2,903	22,672
J&J Snack Foods Corp	2,169	258,697
John B Sanfilippo & Son Inc	315	13,428
Lancaster Colony Corp	2,730	348,375
Landec Corp *	1,036	11,147
Lifevantage Corp *	1,985	26,996
Lifeway Foods Inc *	631	6,102
Limoneira Co	1,672	29,461
Medifast Inc	1,517	50,471
MGP Ingredients Inc	1,820	69,579
National Beverage Corp *	1,709	107,342
Natural Health Trends Corp	1,077	30,361
Omega Protein Corp *	170	3,398
Orchids Paper Products Co	1,313	46,703
Performance Food Group Co *	5,427	146,041
PriceSmart Inc	2,912	272,476
Primo Water Corp *	3,048	35,997
Revlon Inc ‘A’ *	500	16,090
Smart & Final Stores Inc *	2,344	34,902
Synutra International Inc *	807	3,075
The Boston Beer Co Inc ‘A’ *	1,280	218,918
The Chefs’ Warehouse Inc *	2,559	40,944
Tootsie Roll Industries Inc	2,501	96,364
Turning Point Brands Inc *	432	4,437
USANA Health Sciences Inc *	755	84,130
Vector Group Ltd	5,635	126,337
WD-40 Co	2,049	240,655

		3,933,929

Energy - 1.0%

Abraxas Petroleum Corp *	7,521	8,499
Callon Petroleum Co *	17,579	197,412
Carrizo Oil & Gas Inc *	8,086	289,883
CVR Energy Inc	173	2,682
Evolution Petroleum Corp	3,755	20,540
Isramco Inc *	94	7,731
Matador Resources Co *	12,033	238,253
Panhandle Oil & Gas Inc ‘A’	1,085	18,087
Par Pacific Holdings Inc *	1,471	22,565
PHI Inc *	86	1,538
Renewable Energy Group Inc *	357	3,152
RigNet Inc *	125	1,674
Sanchez Energy Corp *	1,696	11,974
Synergy Resources Corp *	3,258	21,698
TETRA Technologies Inc *	7,443	47,412
US Silica Holdings Inc	9,274	319,675

		1,212,775

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-58

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Financials - 10.1%

Acadia Realty Trust REIT	2,230	$79,210
Alexander & Baldwin Inc	3,586	129,598
Alexander’s Inc REIT	296	121,132
Allegiance Bancshares Inc *	137	3,409
Altisource Portfolio Solutions SA *	1,675	46,632
American Assets Trust Inc REIT	2,024	85,899
Ameris Bancorp	3,640	108,108
AMERISAFE Inc	2,058	125,991
Armada Hoffler Properties Inc REIT	4,061	55,798
Atlantic Capital Bancshares Inc *	420	6,073
Atlas Financial Holdings Inc *	828	14,258
AV Homes Inc *	486	5,939
Avenue Financial Holdings Inc *	1,040	20,436
Banc of California Inc	5,063	91,640
Bank of the Ozarks Inc	12,195	457,556
Bankwell Financial Group Inc	144	3,177
BGC Partners Inc ‘A’	31,610	275,323
Blue Hills Bancorp Inc	319	4,708
BNC Bancorp	527	11,968
BofI Holding Inc *	8,198	145,187
C1 Financial Inc *	1,074	25,056
Capital Bank Financial Corp ‘A’	1,490	42,912
Cardinal Financial Corp	344	7,547
CareTrust REIT Inc	8,404	115,807
Chesapeake Lodging Trust REIT	2,336	54,312
City Office REIT Inc	2,160	28,037
CoBiz Financial Inc	546	6,388
Cohen & Steers Inc	2,992	120,996
Consolidated-Tomoka Land Co	523	24,827
CoreSite Realty Corp REIT	4,883	433,073
County Bancorp Inc	439	9,052
Cowen Group Inc ‘A’ *	830	2,457
Crawford & Co ‘B’	1,643	13,949
CU Bancorp *	304	6,910
Customers Bancorp Inc *	1,441	36,212
Diamond Hill Investment Group Inc	444	83,658
DuPont Fabros Technology Inc REIT	10,853	515,952
Eagle Bancorp Inc *	3,498	168,289
EastGroup Properties Inc REIT	4,583	315,860
Education Realty Trust Inc REIT	1,253	57,813
eHealth Inc *	2,652	37,181
Essent Group Ltd *	10,817	235,919
Evercore Partners Inc ‘A’	5,668	250,469
FelCor Lodging Trust Inc REIT	17,250	107,468
Fifth Street Asset Management Inc	773	3,123
Financial Engines Inc	7,762	200,803
First Cash Financial Services Inc	3,984	204,499
First Connecticut Bancorp Inc	405	6,707
First Financial Bankshares Inc	5,777	189,428
First Foundation Inc *	626	13,459
First Industrial Realty Trust Inc REIT	3,738	103,991
Forestar Group Inc *	413	4,911
Four Corners Property Trust Inc REIT	3,892	80,136
Franklin Financial Network Inc *	355	11,133
GAIN Capital Holdings Inc	1,069	6,756
GAMCO Investors Inc ‘A’	134	4,391
Gramercy Property Trust REIT	9,180	84,640
Green Dot Corp ‘A’ *	1,065	24,484
Greenhill & Co Inc	2,984	48,042
Hennessy Advisors Inc	423	14,158
Heritage Commerce Corp	332	3,496
Hersha Hospitality Trust REIT	329	5,642
HFF Inc ‘A’	5,196	150,060
Hingham Institution for Savings	93	11,432
Home Bancorp Inc	112	3,077
Home BancShares Inc	17,571	347,730
Houlihan Lokey Inc	1,743	38,991
Investment Technology Group Inc	542	9,062

	Shares	Value
iStar Inc REIT *	10,462	$100,331
Kennedy-Wilson Holdings Inc	5,945	112,717
Ladenburg Thalmann Financial Services Inc *	1,428	3,370
LendingClub Corp *	21,189	91,113
LendingTree Inc *	925	81,705
Live Oak Bancshares Inc	2,817	39,748
LTC Properties Inc REIT	4,751	245,769
Maiden Holdings Ltd	996	12,191
Marcus & Millichap Inc *	2,128	54,072
Medical Properties Trust Inc REIT	11,722	178,292
Medley Management Inc ‘A’	330	1,940
Meridian Bancorp Inc	1,042	15,401
Moelis & Co ‘A’	2,686	60,435
Monmouth Real Estate Investment Corp REIT	1,629	21,601
National Bank Holdings Corp ‘A’	3,773	76,818
National General Holdings Corp	4,102	87,865
National Health Investors Inc REIT	5,433	407,964
National Interstate Corp	316	9,559
National Storage Affiliates Trust REIT	416	8,661
Nationstar Mortgage Holdings Inc *	2,311	26,022
Northfield Bancorp Inc	625	9,269
OM Asset Management PLC	3,966	52,946
Opus Bank	1,605	54,249
Orchid Island Capital Inc REIT	577	5,937
Pacific Premier Bancorp Inc *	1,329	31,896
Park Sterling Corp	2,393	16,966
Patriot National Inc *	1,545	12,638
Pennsylvania REIT	2,866	61,476
Physicians Realty Trust REIT	10,163	213,525
PICO Holdings Inc *	317	2,999
Pinnacle Financial Partners Inc	455	22,227
Potlatch Corp REIT	5,909	201,497
Primerica Inc	6,818	390,262
PS Business Parks Inc REIT	2,880	305,510
Pzena Investment Management Inc ‘A’	1,540	11,719
QTS Realty Trust Inc ‘A’ REIT	6,829	382,287
Regional Management Corp *	132	1,935
Retail Opportunity Investments Corp REIT	10,331	223,873
Rexford Industrial Realty Inc REIT	3,731	78,687
RLI Corp	4,549	312,880
Ryman Hospitality Properties Inc REIT	6,330	320,615
Sabra Health Care REIT Inc	1,519	31,345
Saul Centers Inc REIT	1,256	77,508
ServisFirst Bancshares Inc	3,348	165,358
Silvercrest Asset Management Group Inc ‘A’	987	12,081
STAG Industrial Inc REIT	9,997	238,029
State National Cos Inc	346	3,643
Talmer Bancorp Inc ‘A’	6,559	125,736
Terreno Realty Corp REIT	1,624	42,013
Texas Capital Bancshares Inc *	473	22,117
The GEO Group Inc REIT	2,378	81,280
The RMR Group Inc ‘A’	999	30,939
Third Point Reinsurance Ltd * (Bermuda)	817	9,575
Trinity Place Holdings Inc *	419	3,222
Trupanion Inc *	2,051	27,176
UMH Properties Inc REIT	1,031	11,599
Union Bankshares Inc	504	18,325
United Insurance Holdings Corp	1,823	29,861
Universal Health Realty Income Trust REIT	1,066	60,954
Universal Insurance Holdings Inc	3,471	64,491
Urban Edge Properties REIT	13,068	390,211
Urstadt Biddle Properties Inc ‘A’ REIT	3,789	93,891
Value Line Inc	201	3,286
Veritex Holdings Inc *	348	5,575
Virtu Financial Inc ‘A’	3,419	61,542
Waddell & Reed Financial Inc ‘A’	439	7,560
Washington REIT	3,726	117,220
Westfield Financial Inc	394	3,034

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-59

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Westwood Holdings Group Inc	1,144	$59,259
WisdomTree Investments Inc	16,544	161,966
WMIH Corp *	29,298	65,042
WP Glimcher Inc REIT	5,785	64,734

		12,499,876

Health Care - 21.6%

AAC Holdings Inc *	1,425	32,518
Abaxis Inc	3,181	150,239
Accelerate Diagnostics Inc *	3,120	44,897
Acceleron Pharma Inc *	3,969	134,867
Accuray Inc *	11,688	60,661
AcelRx Pharmaceuticals Inc *	5,111	13,749
Aceto Corp	3,743	81,934
Achillion Pharmaceuticals Inc *	16,970	132,366
Aclaris Therapeutics Inc *	1,285	23,734
Acorda Therapeutics Inc *	877	22,368
Adamas Pharmaceuticals Inc *	1,194	18,077
Addus HomeCare Corp *	77	1,342
Adeptus Health Inc ‘A’ *	1,796	92,781
Aduro Biotech Inc *	5,095	57,624
Advaxis Inc *	4,840	39,156
Aerie Pharmaceuticals Inc *	3,487	61,371
Agenus Inc *	9,074	36,750
Agile Therapeutics Inc *	2,156	16,407
Aimmune Therapeutics Inc *	3,779	40,889
Air Methods Corp *	5,160	184,883
Akebia Therapeutics Inc *	1,514	11,325
Albany Molecular Research Inc *	1,757	23,614
Alder Biopharmaceuticals Inc *	6,783	169,371
Almost Family Inc *	289	12,314
AMAG Pharmaceuticals Inc *	1,543	36,909
Amedisys Inc *	4,057	204,797
American Renal Associates Holdings Inc *	1,105	32,012
Amicus Therapeutics Inc *	18,410	100,519
AMN Healthcare Services Inc *	6,870	274,594
Amphastar Pharmaceuticals Inc *	5,143	82,905
Ampio Pharmaceuticals Inc *	6,299	8,126
Analogic Corp	168	13,346
Anavex Life Sciences Corp *	4,769	29,139
ANI Pharmaceuticals Inc *	1,168	65,198
Anika Therapeutics Inc *	1,686	90,454
Anthera Pharmaceuticals Inc *	6,160	19,034
Applied Genetic Technologies Corp *	1,818	25,688
Aratana Therapeutics Inc *	4,381	27,688
Ardelyx Inc *	524	4,575
Arena Pharmaceuticals Inc *	35,769	61,165
Argos Therapeutics Inc *	1,492	9,146
ARIAD Pharmaceuticals Inc *	24,077	177,929
Array BioPharma Inc *	1,912	6,807
Arrowhead Pharmaceuticals Inc *	8,127	43,236
Asterias Biotherapeutics Inc *	3,154	7,570
Atara Biotherapeutics Inc *	184	4,142
Athersys Inc *	10,242	22,225
AtriCure Inc *	3,555	50,232
Atrion Corp	199	85,144
Avexis Inc *	695	26,424
Avinger Inc *	1,560	18,611
AxoGen Inc *	3,474	23,901
Axovant Sciences Ltd *	3,513	45,107
Axsome Therapeutics Inc *	1,537	11,589
Bellicum Pharmaceuticals Inc *	1,989	25,777
Bio-Path Holdings Inc *	11,919	23,719
BioCryst Pharmaceuticals Inc *	8,621	24,484
BioScrip Inc *	1,097	2,797
BioSpecifics Technologies Corp *	811	32,391
BioTelemetry Inc *	3,985	64,955
BioTime Inc *	9,729	25,393
Bluebird Bio Inc *	2,004	86,753
Blueprint Medicines Corp *	2,884	58,401

	Shares	Value
Cambrex Corp *	4,620	$238,993
Cantel Medical Corp	5,203	357,602
Capital Senior Living Corp *	4,075	72,005
Cara Therapeutics Inc *	361	1,736
Cardiovascular Systems Inc *	4,621	84,911
Castlight Health Inc ‘B’ *	5,729	22,687
Catalent Inc *	14,446	332,114
Celator Pharmaceuticals Inc *	4,734	142,872
Cellular Biomedicine Group Inc *	1,207	14,472
Cempra Inc *	5,979	98,594
Cepheid *	10,591	325,673
Cerus Corp *	12,617	78,730
Chemed Corp	2,350	320,328
ChemoCentryx Inc *	3,027	13,591
ChromaDex Corp *	4,103	16,986
Cidara Therapeutics Inc *	71	732
Civitas Solutions Inc *	2,184	45,493
Clovis Oncology Inc *	4,572	62,728
Coherus Biosciences Inc *	4,261	71,968
Collegium Pharmaceutical Inc *	1,952	23,131
Computer Programs & Systems Inc	1,592	63,553
Concert Pharmaceuticals Inc *	955	10,725
ConforMIS Inc *	5,134	36,041
Corcept Therapeutics Inc *	10,764	58,771
Corindus Vascular Robotics Inc *	7,451	10,655
CorVel Corp *	1,434	61,920
Cotiviti Holdings Inc *	1,394	29,455
Cross Country Healthcare Inc *	4,623	64,352
CryoLife Inc	2,993	35,347
Curis Inc *	16,415	25,607
Cutera Inc *	1,663	18,642
Cynosure Inc ‘A’ *	3,442	167,436
Cytokinetics Inc *	4,873	46,245
CytomX Therapeutics Inc *	2,915	29,777
CytRx Corp *	9,362	20,877
Depomed Inc *	8,841	173,460
Dermira Inc *	3,048	89,154
Dimension Therapeutics Inc *	639	3,834
Diplomat Pharmacy Inc *	6,631	232,085
Durect Corp *	17,218	21,006
Dynavax Technologies Corp *	5,613	81,838
Eagle Pharmaceuticals Inc *	1,270	49,263
Edge Therapeutics Inc *	963	9,736
Editas Medicine Inc *	1,018	24,839
Egalet Corp *	701	3,477
Eiger BioPharmaceuticals Inc *	478	9,474
Emergent BioSolutions Inc *	4,711	132,473
Endologix Inc *	11,737	146,243
Entellus Medical Inc *	1,071	19,567
Enzo Biochem Inc *	5,362	32,011
Epizyme Inc *	4,129	42,281
Exact Sciences Corp *	14,172	173,607
ExamWorks Group Inc *	5,827	203,071
Exelixis Inc *	20,399	159,316
FibroGen Inc *	7,597	124,667
Five Prime Therapeutics Inc *	914	37,794
Flex Pharma Inc *	1,275	13,018
Flexion Therapeutics Inc *	2,659	39,792
Fluidigm Corp *	4,287	38,712
Fortress Biotech Inc *	4,885	13,141
Foundation Medicine Inc *	1,931	36,032
Galena Biopharma Inc *	26,764	12,475
Genesis Healthcare Inc *	2,386	4,223
GenMark Diagnostics Inc *	5,798	50,443
Genomic Health Inc *	2,742	71,004
Geron Corp *	22,031	59,043
Glaukos Corp *	2,417	70,480
Global Blood Therapeutics Inc *	2,020	33,512
Globus Medical Inc ‘A’ *	10,123	241,231
GlycoMimetics Inc *	1,425	10,360

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-60

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Halozyme Therapeutics Inc *	15,639	$134,965
HealthEquity Inc *	6,258	190,149
HealthSouth Corp	12,870	499,613
HealthStream Inc *	3,726	98,814
HeartWare International Inc *	2,555	147,551
Heron Therapeutics Inc *	4,598	82,994
Heska Corp *	877	32,598
HMS Holdings Corp *	12,216	215,124
Horizon Pharma PLC *	23,375	384,986
ICU Medical Inc *	1,461	164,728
Idera Pharmaceuticals Inc *	12,340	18,880
Ignyta Inc *	2,974	16,119
Immune Design Corp *	1,615	13,178
ImmunoGen Inc *	11,782	36,289
Immunomedics Inc *	11,725	27,202
Impax Laboratories Inc *	10,586	305,089
Imprivata Inc *	2,308	32,312
INC Research Holdings Inc ‘A’ *	6,011	229,199
Infinity Pharmaceuticals Inc *	7,252	9,645
Innoviva Inc	10,400	109,512
Inogen Inc *	2,386	119,562
Inotek Pharmaceuticals Corp *	2,252	16,755
Inovio Pharmaceuticals Inc *	9,722	89,831
Insmed Inc *	9,072	89,450
Insulet Corp *	8,378	253,351
Insys Therapeutics Inc *	3,476	44,979
Integra LifeSciences Holdings Corp *	4,390	350,234
Intellia Therapeutics Inc *	1,002	21,393
Intersect ENT Inc *	3,672	47,479
Intra-Cellular Therapies Inc *	4,976	193,168
Invitae Corp *	3,232	23,884
InVivo Therapeutics Holdings Corp *	4,724	27,305
iRadimed Corp *	581	12,643
IRIDEX Corp *	1,086	16,062
Ironwood Pharmaceuticals Inc *	18,848	246,438
K2M Group Holdings Inc *	1,149	17,832
Karyopharm Therapeutics Inc *	688	4,616
Keryx Biopharmaceuticals Inc *	11,409	75,528
Kite Pharma Inc *	5,681	284,050
La Jolla Pharmaceutical Co *	2,034	32,544
Landauer Inc	1,424	58,612
LDR Holding Corp *	3,976	146,913
LeMaitre Vascular Inc	1,948	27,798
Lexicon Pharmaceuticals Inc *	6,114	87,736
LHC Group Inc *	167	7,228
Ligand Pharmaceuticals Inc *	2,766	329,901
Lion Biotechnologies Inc *	6,655	53,905
Lipocine Inc *	2,366	7,193
Loxo Oncology Inc *	1,931	44,761
Luminex Corp *	2,398	48,512
MacroGenics Inc *	4,647	125,423
Magellan Health Inc *	2,550	167,713
MannKind Corp *	46,594	54,049
Masimo Corp	5,936	311,729
Medgenics Inc * (Israel)	3,362	18,659
MediciNova Inc *	4,259	32,155
Medidata Solutions Inc *	7,977	373,882
Meridian Bioscience Inc	5,166	100,737
Merit Medical Systems Inc *	2,396	47,513
Merrimack Pharmaceuticals Inc *	10,920	58,859
MiMedx Group Inc *	14,825	118,303
Minerva Neurosciences Inc *	2,308	23,565
Mirati Therapeutics Inc *	1,698	9,271
Molina Healthcare Inc *	4,170	208,083
Momenta Pharmaceuticals Inc *	2,227	24,052
MyoKardia Inc *	1,600	19,840
Myriad Genetics Inc *	9,794	299,696
NanoString Technologies Inc *	2,211	27,859
NantKwest Inc *	212	1,319
Natera Inc *	3,749	45,232

	Shares	Value
National Research Corp ‘A’	1,052	$14,412
National Research Corp ‘B’	93	3,087
Natus Medical Inc *	4,717	178,303
Nektar Therapeutics *	18,776	267,182
Neogen Corp *	5,287	297,394
NeoGenomics Inc *	7,530	60,541
Neos Therapeutics Inc *	1,819	16,880
Nevro Corp *	3,490	257,422
NewLink Genetics Corp *	2,360	26,574
Nobilis Health Corp *	512	1,142
Novavax Inc *	39,076	284,083
Novocure Ltd *	7,317	85,389
NuVasive Inc *	7,191	429,446
NxStage Medical Inc *	9,180	199,022
Ocular Therapeutix Inc *	2,808	13,900
Omeros Corp *	3,373	35,484
Omnicell Inc *	5,166	176,832
OncoMed Pharmaceuticals Inc *	2,497	30,738
Ophthotech Corp *	4,421	225,604
OraSure Technologies Inc *	7,817	46,198
Organovo Holdings Inc *	12,387	46,080
Orthofix International NV *	2,541	107,738
Osiris Therapeutics Inc *	2,918	14,853
OvaScience Inc *	544	2,834
Owens & Minor Inc	1,068	39,922
Oxford Immunotec Global PLC *	3,169	28,521
Pacific Biosciences of California Inc *	11,027	77,575
Pacira Pharmaceuticals Inc *	5,281	178,128
Paratek Pharmaceuticals Inc *	2,051	28,529
PAREXEL International Corp *	7,625	479,460
Penumbra Inc *	3,691	219,614
Pfenex Inc *	2,540	21,260
PharmAthene Inc *	8,480	20,691
Phibro Animal Health Corp ‘A’	2,597	48,460
Portola Pharmaceuticals Inc *	6,532	154,155
PRA Health Sciences Inc *	3,521	147,037
Press Ganey Holdings Inc *	3,219	126,668
Prestige Brands Holdings Inc *	7,716	427,466
Progenics Pharmaceuticals Inc *	10,278	43,373
Proteostasis Therapeutics Inc *	897	10,881
Prothena Corp PLC * (Ireland)	5,056	176,758
Puma Biotechnology Inc *	3,571	106,380
Quality Systems Inc	7,367	87,741
Quidel Corp *	3,649	65,171
Quorum Health Corp *	4,261	45,635
Radius Health Inc *	4,575	168,131
RadNet Inc *	5,129	27,389
Raptor Pharmaceutical Corp *	12,480	67,018
Reata Pharmaceuticals Inc ‘A’ *	815	16,096
Regulus Therapeutics Inc *	5,541	16,013
Relypsa Inc *	5,457	100,954
Repligen Corp *	4,841	132,450
Revance Therapeutics Inc *	2,937	39,943
Rigel Pharmaceuticals Inc *	11,490	25,623
Rockwell Medical Inc *	6,247	47,290
Sage Therapeutics Inc *	3,829	115,368
Sagent Pharmaceuticals Inc *	221	3,311
Sangamo BioSciences Inc *	10,271	59,469
Sarepta Therapeutics Inc *	6,190	118,043
SciClone Pharmaceuticals Inc *	7,306	95,416
Second Sight Medical Products Inc *	1,885	6,749
Select Medical Holdings Corp *	1,145	12,446
Senseonics Holdings Inc *	3,944	15,500
Seres Therapeutics Inc *	2,572	74,717
Sorrento Therapeutics Inc *	4,206	23,554
Spark Therapeutics Inc *	2,483	126,956
Spectrum Pharmaceuticals Inc *	2,761	18,140
STAAR Surgical Co *	5,825	32,096
Stemline Therapeutics Inc *	304	2,058
Sucampo Pharmaceuticals Inc ‘A’ *	3,522	38,636

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-61

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Supernus Pharmaceuticals Inc *	6,797	$138,455
Surgery Partners Inc *	1,614	28,891
Surgical Care Affiliates Inc *	3,895	185,675
SurModics Inc *	1,860	43,673
Syndax Pharmaceuticals Inc *	297	2,925
Synergy Pharmaceuticals Inc *	26,216	99,621
Synthetic Biologics Inc *	10,798	19,436
T2 Biosystems Inc *	2,048	16,159
Tandem Diabetes Care Inc *	2,697	20,335
Team Health Holdings Inc *	9,844	400,355
Teladoc Inc *	2,982	47,772
Teligent Inc *	6,174	44,082
TESARO Inc *	3,555	298,798
TG Therapeutics Inc *	5,184	31,415
The Ensign Group Inc	6,973	146,503
The Medicines Co *	8,926	300,181
The Providence Service Corp *	1,872	84,015
The Spectranetics Corp *	6,259	117,106
TherapeuticsMD Inc *	20,384	173,264
Theravance Biopharma Inc * (Cayman)	5,250	119,122
Titan Pharmaceuticals Inc *	2,532	13,850
Tobira Therapeutics Inc *	1,240	15,574
Tokai Pharmaceuticals Inc *	1,342	7,394
TransEnterix Inc *	880	1,074
Trevena Inc *	6,452	40,648
Trovagene Inc *	4,002	18,129
Ultragenyx Pharmaceutical Inc *	5,224	255,506
US Physical Therapy Inc	1,759	105,909
Utah Medical Products Inc	505	31,815
Vanda Pharmaceuticals Inc *	5,281	59,094
Vascular Solutions Inc *	2,451	102,109
Veracyte Inc *	1,751	8,808
Versartis Inc *	216	2,389
ViewRay Inc *	890	3,640
Vitae Pharmaceuticals Inc *	3,787	40,862
Vital Therapies Inc *	3,579	22,190
Vocera Communications Inc *	2,505	32,189
Voyager Therapeutics Inc *	662	7,275
vTv Therapeutics Inc ‘A’ *	1,289	7,476
WaVe Life Sciences Ltd *	852	17,628
XBiotech Inc *	2,516	52,635
Xencor Inc *	4,641	88,133
XenoPort Inc *	8,231	57,946
Zeltiq Aesthetics Inc *	5,143	140,558
ZIOPHARM Oncology Inc *	17,573	96,476

		26,765,098

Industrials - 15.0%

AAON Inc	5,857	161,126
Actuant Corp ‘A’	4,086	92,384
Advanced Drainage Systems Inc	5,077	138,957
Aerojet Rocketdyne Holdings Inc *	4,348	79,481
Aerovironment Inc *	478	13,288
Air Transport Services Group Inc *	1,065	13,802
Alamo Group Inc	309	20,385
Albany International Corp ‘A’	589	23,519
Allegiant Travel Co	1,917	290,425
Allied Motion Technologies Inc	964	22,423
Altra Industrial Motion Corp	3,013	81,291
American Woodmark Corp *	2,009	133,357
Apogee Enterprises Inc	4,116	190,777
Applied Industrial Technologies Inc	2,278	102,829
Aqua Metals Inc *	1,518	17,859
Argan Inc	1,937	80,812
Armstrong Flooring Inc *	182	3,085
Astec Industries Inc	1,318	74,006
Astronics Corp *	2,800	93,128
AZZ Inc	3,748	224,805
Barrett Business Services Inc	1,059	43,758
Beacon Roofing Supply Inc *	8,676	394,498

	Shares	Value
Blue Bird Corp *	85	$1,012
BMC Stock Holdings Inc *	6,776	120,748
Brady Corp ‘A’	5,040	154,022
Builders FirstSource Inc *	12,142	136,598
Caesarstone Ltd * (Israel)	3,445	119,748
CEB Inc	4,666	287,799
CLARCOR Inc	6,909	420,274
Comfort Systems USA Inc	5,379	175,194
Continental Building Products Inc *	5,101	113,395
Curtiss-Wright Corp	4,663	392,858
Deluxe Corp	7,098	471,094
Douglas Dynamics Inc	2,737	70,423
Dycom Industries Inc *	4,436	398,175
Echo Global Logistics Inc *	3,650	81,833
EMCOR Group Inc	1,462	72,018
Energous Corp *	2,133	27,622
Energy Recovery Inc *	4,987	44,334
EnerSys	1,861	110,674
EnPro Industries Inc	3,122	138,586
Exponent Inc	3,719	217,227
Forward Air Corp	4,323	192,503
Franklin Covey Co *	1,157	17,737
Franklin Electric Co Inc	6,256	206,761
FTI Consulting Inc *	507	20,625
G&K Services Inc ‘A’	2,176	166,616
Generac Holdings Inc *	9,479	331,386
General Cable Corp	6,607	83,975
Gibraltar Industries Inc *	2,967	93,668
Global Brass & Copper Holdings Inc	2,862	78,104
GMS Inc *	1,022	22,740
GP Strategies Corp *	1,805	39,150
Granite Construction Inc	4,333	197,368
Great Lakes Dredge & Dock Corp *	575	2,507
Griffon Corp	3,644	61,438
H&E Equipment Services Inc	4,604	87,614
Hawaiian Holdings Inc *	7,654	290,546
Healthcare Services Group Inc	10,229	423,276
Heartland Express Inc	6,704	116,583
Heritage-Crystal Clean Inc *	957	11,685
Herman Miller Inc	8,687	259,654
Hill International Inc *	1,895	7,713
Hillenbrand Inc	8,570	257,443
HNI Corp	6,557	304,835
Hub Group Inc ‘A’ *	4,506	172,895
Huron Consulting Group Inc *	441	26,645
Hyster-Yale Materials Handling Inc	403	23,974
IES Holdings Inc *	1,008	12,519
InnerWorkings Inc *	5,146	42,557
Insperity Inc	2,277	175,853
Insteel Industries Inc	2,583	73,848
Interface Inc	8,298	126,545
John Bean Technologies Corp	4,229	258,899
Kadant Inc	304	15,659
Kaman Corp	379	16,115
Kforce Inc	3,621	61,159
Kimball International Inc ‘B’	4,481	50,994
Knight Transportation Inc	9,044	240,390
Knoll Inc	6,972	169,280
Korn/Ferry International	4,897	101,368
Lawson Products Inc *	705	14,001
Lindsay Corp	1,342	91,068
LSI Industries Inc	438	4,849
Lydall Inc *	2,408	92,852
Masonite International Corp *	4,406	291,413
MasTec Inc *	9,595	214,160
Matson Inc	2,799	90,380
Matthews International Corp ‘A’	4,636	257,947
Mercury Systems Inc *	441	10,963
Milacron Holdings Corp *	1,809	26,249
Miller Industries Inc	101	2,080

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-62

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Mistras Group Inc *	2,481	$59,221
Mobile Mini Inc	4,735	164,020
Moog Inc ‘A’ *	436	23,509
MSA Safety Inc	3,076	161,582
Mueller Industries Inc	5,892	187,837
Mueller Water Products Inc ‘A’	22,609	258,195
Multi-Color Corp	1,973	125,088
National Presto Industries Inc	78	7,359
Navistar International Corp *	368	4,302
NCI Building Systems Inc *	4,010	64,120
Neff Corp ‘A’ *	631	6,897
Nortek Inc *	1,431	84,873
NV5 Global Inc *	781	22,212
Omega Flex Inc	436	16,585
On Assignment Inc *	7,379	272,654
Orion Group Holdings Inc *	569	3,021
Patrick Industries Inc *	2,108	127,091
PGT Inc *	7,047	72,584
Plug Power Inc *	16,916	31,464
Ply Gem Holdings Inc *	3,195	46,551
Power Solutions International Inc *	514	9,175
Primoris Services Corp	5,819	110,154
Proto Labs Inc *	3,578	205,950
Quad/Graphics Inc	2,201	51,261
Quanex Building Products Corp	378	7,027
Radiant Logistics Inc *	3,238	9,714
Raven Industries Inc	3,251	61,574
RBC Bearings Inc *	3,293	238,743
Rexnord Corp *	9,239	181,362
Simpson Manufacturing Co Inc	6,014	240,380
SiteOne Landscape Supply Inc *	1,680	57,103
SP Plus Corp *	2,325	52,499
Sparton Corp *	87	1,894
Standex International Corp	1,419	117,252
Steelcase Inc ‘A’	12,488	169,462
Sun Hydraulics Corp	3,014	89,486
Supreme Industries Inc ‘A’	1,076	14,741
Swift Transportation Co *	10,827	166,844
TASER International Inc *	7,575	188,466
Team Inc *	3,905	96,961
Teledyne Technologies Inc *	1,407	139,363
Tennant Co	2,395	129,019
Tetra Tech Inc	1,364	41,936
The Advisory Board Co *	5,940	210,217
The Brink’s Co	6,527	185,954
The ExOne Co *	279	2,949
The Gorman-Rupp Co	2,203	60,384
Trex Co Inc *	4,279	192,213
TriNet Group Inc *	6,095	126,715
TrueBlue Inc *	371	7,019
Tutor Perini Corp *	823	19,382
UniFirst Corp	210	24,301
Univar Inc *	6,207	117,374
Universal Forest Products Inc	2,507	232,374
Universal Logistics Holdings Inc	817	10,539
US Ecology Inc	3,200	147,040
Vectrus Inc *	297	8,462
Veritiv Corp *	77	2,894
Viad Corp	1,667	51,677
Vicor Corp *	2,217	22,325
Virgin America Inc *	2,655	149,238
Wabash National Corp *	2,520	32,004
WageWorks Inc *	5,319	318,129
Watts Water Technologies Inc ‘A’	3,752	218,592
Wesco Aircraft Holdings Inc *	1,755	23,552
West Corp	915	17,989
Woodward Inc	7,680	442,675
YRC Worldwide Inc *	1,101	9,689

		18,541,436

	Shares	Value
Information Technology - 23.4%

2U Inc *	5,320	$156,461
3D Systems Corp *	15,545	212,811
A10 Networks Inc *	6,351	41,091
Acacia Communications Inc *	756	30,195
ACI Worldwide Inc *	16,743	326,656
Acxiom Corp *	5,509	121,143
ADTRAN Inc	4,597	85,734
Advanced Energy Industries Inc *	5,442	206,578
Advanced Micro Devices Inc *	45,521	233,978
Aerohive Networks Inc *	3,305	21,879
Agilysys Inc *	279	2,921
Alarm.com Holdings Inc *	1,496	38,342
ALJ Regional Holdings Inc *	2,837	14,185
Ambarella Inc *	1,870	95,015
Amber Road Inc *	2,529	19,499
American Software Inc ‘A’	3,707	38,849
Amkor Technology Inc *	758	4,359
Angie’s List Inc *	5,766	37,537
Apigee Corp *	2,212	27,031
Appfolio Inc ‘A’ *	1,084	15,675
Applied Micro Circuits Corp *	10,946	70,273
Aspen Technology Inc *	12,001	482,920
AVG Technologies NV *	6,046	114,814
Avid Technology Inc *	3,213	18,668
Badger Meter Inc	2,037	148,762
Barracuda Networks Inc *	3,172	48,024
Belden Inc	6,080	367,050
Benefitfocus Inc *	1,863	71,018
Blackbaud Inc	6,854	465,387
Blackhawk Network Holdings Inc *	8,014	268,389
Blucora Inc *	1,137	11,779
Bottomline Technologies de Inc *	5,107	109,954
Box Inc ‘A’ *	7,050	72,897
Brightcove Inc *	4,382	38,562
BroadSoft Inc *	4,297	176,306
Cabot Microelectronics Corp	458	19,392
CalAmp Corp *	5,138	76,094
Callidus Software Inc *	7,994	159,720
Carbonite Inc *	2,685	26,125
Cardtronics Inc *	6,546	260,596
Care.com Inc *	2,280	26,630
Cass Information Systems Inc	958	49,529
Cavium Inc *	8,155	314,783
CEVA Inc *	2,853	77,516
ChannelAdvisor Corp *	3,195	46,296
Ciena Corp *	19,913	373,369
Cimpress NV * (Netherlands)	3,645	337,090
Cirrus Logic Inc *	9,097	352,873
Clearfield Inc *	1,662	29,733
Coherent Inc *	3,513	322,423
CommVault Systems Inc *	5,618	242,641
comScore Inc *	6,916	165,154
Convergys Corp	6,531	163,275
Cornerstone OnDemand Inc *	7,309	278,181
CPI Card Group Inc	1,107	5,546
Cray Inc *	5,842	174,793
CSG Systems International Inc	4,660	187,845
Cvent Inc *	4,371	156,132
Datalink Corp *	170	1,275
Demandware Inc *	5,469	409,628
DHI Group Inc *	7,207	44,900
Diebold Inc	2,071	51,423
Digimarc Corp *	1,136	36,307
DTS Inc *	2,518	66,601
EarthLink Holdings Corp	15,206	97,318
Eastman Kodak Co *	2,062	33,157
Ebix Inc	3,656	175,122
Electronics For Imaging Inc *	6,825	293,748

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-63

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Ellie Mae Inc *	4,279	$392,170
Endurance International Group Holdings Inc *	8,674	77,979
EnerNOC Inc *	3,264	20,628
Entegris Inc *	12,858	186,055
Envestnet Inc *	6,001	199,893
EPAM Systems Inc *	7,000	450,170
Epiq Systems Inc	1,387	20,250
ePlus Inc *	657	53,736
EVERTEC Inc	7,523	116,907
Everyday Health Inc *	1,316	10,370
Exa Corp *	1,988	28,727
Exar Corp *	1,194	9,612
ExlService Holdings Inc *	4,729	247,847
Extreme Networks Inc *	14,912	50,552
Fabrinet * (Thailand)	5,061	187,864
Fair Isaac Corp	4,499	508,432
Fairchild Semiconductor International Inc *	6,106	121,204
FARO Technologies Inc *	587	19,858
Five9 Inc *	4,795	57,061
Fleetmatics Group PLC *	5,703	247,111
FormFactor Inc *	5,669	50,962
Forrester Research Inc	1,488	54,848
Gigamon Inc *	4,712	176,182
Globant SA *	3,735	146,972
Gogo Inc *	8,290	69,553
GrubHub Inc *	11,709	363,799
GTT Communications Inc *	3,819	70,575
Guidance Software Inc *	3,466	21,455
Hortonworks Inc *	5,811	62,120
HubSpot Inc *	4,187	181,800
II-VI Inc *	2,420	45,399
Immersion Corp *	1,363	10,004
Imperva Inc *	4,133	177,760
inContact Inc *	8,510	117,863
Infinera Corp *	14,237	160,593
Infoblox Inc *	8,166	153,194
Information Services Group Inc *	4,518	16,943
Inphi Corp *	5,830	186,735
Instructure Inc *	1,509	28,671
Integrated Device Technology Inc *	19,557	393,682
Interactive Intelligence Group Inc *	2,627	107,681
InterDigital Inc	5,030	280,070
Intralinks Holdings Inc *	305	1,983
Itron Inc *	4,847	208,906
j2 Global Inc	6,836	431,830
Jive Software Inc *	8,252	31,028
Lattice Semiconductor Corp *	17,345	92,796
Lionbridge Technologies Inc *	8,251	32,591
Littelfuse Inc	3,213	379,744
LivePerson Inc *	7,691	48,761
LogMeIn Inc *	3,629	230,187
Lumentum Holdings Inc *	7,323	177,217
MACOM Technology Solutions Holdings Inc *	3,370	111,143
Majesco *	757	4,020
Marketo Inc *	6,022	209,686
MAXIMUS Inc	9,320	516,048
MaxLinear Inc ‘A’ *	8,102	145,674
MeetMe Inc *	5,134	27,364
Mesa Laboratories Inc	427	52,521
Methode Electronics Inc	4,836	165,536
Microsemi Corp *	16,522	539,939
MicroStrategy Inc ‘A’ *	733	128,290
MINDBODY Inc ‘A’ *	2,068	33,378
Mitek Systems Inc *	4,265	30,324
MKS Instruments Inc	411	17,698
MobileIron Inc *	6,842	20,868
Model N Inc *	3,327	44,415
Monolithic Power Systems Inc	5,656	386,418

	Shares	Value
Monotype Imaging Holdings Inc	5,902	$145,366
MTS Systems Corp	1,951	85,532
Nanometrics Inc *	2,751	57,193
NeoPhotonics Corp *	716	6,823
NETGEAR Inc *	3,110	147,849
NeuStar Inc ‘A’ *	1,880	44,199
New Relic Inc *	3,182	93,487
NIC Inc	9,218	202,243
Nimble Storage Inc *	9,070	72,197
Novanta Inc *	1,184	17,938
Numerex Corp ‘A’ *	396	2,966
NVE Corp	336	19,706
Oclaro Inc *	12,226	59,663
Park City Group Inc *	1,739	15,599
Paycom Software Inc *	6,387	275,982
Paylocity Holding Corp *	3,126	135,043
PDF Solutions Inc *	3,684	51,539
Pegasystems Inc	5,264	141,865
Perficient Inc *	3,672	74,578
PFSweb Inc *	1,986	18,867
Planet Payment Inc *	6,117	27,465
Plantronics Inc	4,812	211,728
Power Integrations Inc	3,975	199,028
Progress Software Corp *	1,014	27,844
Proofpoint Inc *	5,923	373,682
PROS Holdings Inc *	3,716	64,770
Pure Storage Inc ‘A’ *	8,825	96,193
Q2 Holdings Inc *	3,710	103,954
Qlik Technologies Inc *	13,612	402,643
Qualys Inc *	3,942	117,511
Quotient Technology Inc *	9,278	124,418
Radisys Corp *	4,790	21,459
Rambus Inc *	4,009	48,429
Rapid7 Inc *	2,860	35,979
RealPage Inc *	7,782	173,772
Reis Inc	817	20,343
RingCentral Inc ‘A’ *	8,499	167,600
Rogers Corp *	913	55,784
Rosetta Stone Inc *	2,118	16,415
Sapiens International Corp (Israel)	3,514	41,149
Science Applications International Corp	6,143	358,444
SciQuest Inc *	3,943	69,633
SecureWorks Corp ‘A’ *	233	3,285
Semtech Corp *	9,369	223,544
ServiceSource International Inc *	5,273	21,250
ShoreTel Inc *	2,319	15,514
Shutterstock Inc *	2,748	125,858
Silicom Ltd (Israel)	206	6,159
Silicon Graphics International Corp *	4,307	21,664
Silicon Laboratories Inc *	5,987	291,806
Silver Spring Networks Inc *	5,299	64,383
Sonus Networks Inc *	888	7,717
SPS Commerce Inc *	2,382	144,349
Stamps.com Inc *	2,350	205,437
Stratasys Ltd *	3,341	76,475
Super Micro Computer Inc *	1,196	29,721
Synaptics Inc *	5,374	288,852
Synchronoss Technologies Inc *	5,982	190,587
Syntel Inc *	4,692	212,360
Take-Two Interactive Software Inc *	12,078	457,998
TechTarget Inc *	959	7,768
TeleTech Holdings Inc	2,386	64,732
Tessera Technologies Inc	4,677	143,303
The Hackett Group Inc	3,269	45,341
The Rubicon Project Inc *	2,126	29,020
TiVo Inc *	13,624	134,878
Travelport Worldwide Ltd	12,464	160,661
TrueCar Inc *	7,830	61,466
TubeMogul Inc *	3,173	37,759
Ubiquiti Networks Inc *	3,769	145,710

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-64

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Ultratech Inc *	244	$5,605
Unisys Corp *	5,080	36,982
Universal Display Corp *	6,018	408,020
USA Technologies Inc *	4,615	19,706
Varonis Systems Inc *	1,545	37,111
VASCO Data Security International Inc *	3,943	64,626
ViaSat Inc *	5,626	401,696
VirnetX Holding Corp *	7,234	28,936
Virtusa Corp *	4,013	115,895
Web.com Group Inc *	6,162	112,025
WebMD Health Corp *	5,420	314,956
Workiva Inc *	3,171	43,316
Xactly Corp *	3,297	42,235
XO Group Inc *	3,689	64,299
Xura Inc *	3,474	84,870
Zendesk Inc *	11,777	310,677
Zix Corp *	7,694	28,853

		28,965,892

Materials - 4.4%

AEP Industries Inc	588	47,310
Balchem Corp	4,586	273,555
Boise Cascade Co *	4,898	112,409
Century Aluminum Co *	384	2,431
Chase Corp	1,025	60,547
Chemtura Corp *	4,722	124,566
Clearwater Paper Corp *	2,461	160,876
Codexis Inc *	4,553	18,349
Coeur Mining Inc *	16,331	174,088
Deltic Timber Corp	1,541	103,447
Ferro Corp *	12,045	161,162
Flotek Industries Inc *	7,529	99,383
GCP Applied Technologies Inc *	8,670	225,767
Gold Resource Corp	5,712	20,506
Hawkins Inc	305	13,240
HB Fuller Co	7,275	320,027
Headwaters Inc *	10,557	189,393
Ingevity Corp *	4,953	168,600
Innophos Holdings Inc	2,478	104,596
Kaiser Aluminum Corp	770	69,616
KapStone Paper & Packaging Corp	809	10,525
KMG Chemicals Inc	583	15,152
Koppers Holdings Inc *	2,355	72,369
Louisiana-Pacific Corp *	19,504	338,394
Minerals Technologies Inc	2,710	153,928
Multi Packaging Solutions International Ltd *	3,058	40,824
Myers Industries Inc	3,137	45,173
Neenah Paper Inc	2,409	174,339
OMNOVA Solutions Inc *	4,118	29,856
PolyOne Corp	12,175	429,047
Quaker Chemical Corp	1,402	125,058
Rayonier Advanced Materials Inc	3,746	50,908
Real Industry Inc *	3,746	29,106
Schweitzer-Mauduit International Inc	803	28,330
Sensient Technologies Corp	6,464	459,203
Stepan Co	281	16,728
Summit Materials Inc ‘A’ *	9,162	187,455
The Chemours Co	22,122	182,285
Trecora Resources *	2,310	24,093
Trinseo SA *	4,172	179,104
United States Lime & Minerals Inc	20	1,180
US Concrete Inc *	2,082	126,815
Valhi Inc	1,079	1,694
Worthington Industries Inc	6,556	277,319

		5,448,753

Telecommunication Services - 1.0%

8x8 Inc *	12,803	187,052
Boingo Wireless Inc *	3,038	27,099
Cogent Communications Holdings Inc	6,043	242,082

	Shares	Value
Consolidated Communications Holdings Inc	4,998	$136,145
FairPoint Communications Inc *	2,423	35,570
General Communication Inc ‘A’ *	4,197	66,313
Globalstar Inc *	33,637	40,701
IDT Corp ‘B’	1,482	21,030
Inteliquent Inc	4,709	93,662
Lumos Networks Corp *	260	3,146
ORBCOMM Inc *	8,569	85,261
Shenandoah Telecommunications Co	6,717	262,366
Straight Path Communications Inc ‘B’ *	1,379	38,157
Vonage Holdings Corp *	3,118	19,020
Windstream Holdings Inc	1,641	15,212

		1,272,816

Utilities - 0.8%

American States Water Co	3,511	153,852
California Water Service Group	4,136	144,470
Chesapeake Utilities Corp	256	16,942
Connecticut Water Service Inc	360	20,232
Global Water Resources Inc	1,155	10,164
MGE Energy Inc	2,341	132,302
Middlesex Water Co	1,949	84,548
New Jersey Resources Corp	1,037	39,976
Ormat Technologies Inc	2,547	111,457
Pattern Energy Group Inc	6,677	153,371
Southwest Gas Corp	726	57,143
Spark Energy Inc ‘A’	717	23,697
The York Water Co	1,644	52,674
WGL Holdings Inc	386	27,325

		1,028,153

Total Common Stocks (Cost $112,744,964)		119,177,926

EXCHANGE-TRADED FUND - 2.7%

iShares Russell 2000 Growth	24,525	3,364,340

Total Exchange-Traded Fund (Cost $3,275,903)		3,364,340

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $978,171; collateralized by U.S. Treasury Notes: 2.000% due 07/31/22 and value $1,001,063)	$978,170	978,170

Total Short-Term Investment (Cost $978,170)		978,170

TOTAL INVESTMENTS - 99.8% (Cost $117,019,752)		123,544,046

OTHER ASSETS & LIABILITIES, NET - 0.2%		197,364

NET ASSETS - 100.0%		$123,741,410

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-65

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	23.4%
Health Care	21.6%
Consumer Discretionary	15.8%
Industrials	15.0%
Financials	10.1%
Materials	4.4%
Consumer Staples	3.2%
Others (each less than 3.0%)	6.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Investments with a total aggregate value of $23,610 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/16)	10	($5,791)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$23,610	$-	$-	$23,610
	Common Stocks	119,177,926	119,177,926	-	-
	Exchange-Traded Fund	3,364,340	3,364,340	-	-
	Short-Term Investment	978,170	-	978,170	-

	Total Assets	123,544,046	122,542,266	978,170	23,610

Liabilities	Derivatives:
	Equity Contracts
	Futures	(5,791)	(5,791)	-	-

	Total Liabilities	(5,791)	(5,791)	-	-

	Total	$123,538,255	$122,536,475	$978,170	$23,610

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-66

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	5,653	$17,949

Total Rights (Cost $0)		17,949

COMMON STOCKS - 96.1%

Consumer Discretionary - 10.3%

1-800-Flowers.com Inc ‘A’ *	4,117	37,135
Aaron’s Inc	14,776	323,447
Abercrombie & Fitch Co ‘A’	15,276	272,066
AMC Entertainment Holdings Inc ‘A’	4,538	125,294
America’s Car-Mart Inc *	1,788	50,493
American Eagle Outfitters Inc	3,809	60,677
American Public Education Inc *	3,451	96,973
Apollo Education Group Inc *	19,188	174,995
Arctic Cat Inc	1,677	28,509
Ascena Retail Group Inc *	25,722	179,797
Ascent Capital Group Inc ‘A’ *	2,354	36,228
Barnes & Noble Education Inc *	8,977	91,117
Barnes & Noble Inc	14,179	160,932
Bassett Furniture Industries Inc	1,126	26,956
Beazer Homes USA Inc *	7,149	55,405
Belmond Ltd ‘A’ * (United Kingdom)	18,755	185,675
Big 5 Sporting Goods Corp	3,836	35,560
Biglari Holdings Inc *	212	85,508
Boot Barn Holdings Inc *	3,001	25,869
Bridgepoint Education Inc *	4,309	31,197
Build-A-Bear Workshop Inc *	2,632	35,321
Caesars Acquisition Co ‘A’ *	10,483	117,619
Caesars Entertainment Corp *	12,777	98,255
Caleres Inc	9,598	232,368
Callaway Golf Co	13,238	135,160
Cambium Learning Group Inc *	2,210	9,967
Capella Education Co	153	8,054
Career Education Corp *	15,255	90,767
Carmike Cinemas Inc *	1,847	55,632
Carriage Services Inc	292	6,915
Carrols Restaurant Group Inc *	1,069	12,721
Century Casinos Inc *	2,231	13,899
Century Communities Inc *	3,060	53,060
Chegg Inc *	9,883	49,415
Chico’s FAS Inc	2,990	32,023
Citi Trends Inc	3,079	47,817
Conn’s Inc *	4,440	33,389
Cooper Tire & Rubber Co	12,399	369,738
Cooper-Standard Holding Inc *	259	20,458
Cracker Barrel Old Country Store Inc	220	37,723
CSS Industries Inc	1,966	52,708
Daily Journal Corp *	90	21,329
Dana Holding Corp	33,411	352,820
Deckers Outdoor Corp *	6,772	389,525
Del Frisco’s Restaurant Group Inc *	5,068	72,574
Del Taco Restaurants Inc *	5,112	46,519
Delta Apparel Inc *	1,543	34,795
Denny’s Corp *	4,473	47,995
Destination XL Group Inc *	2,323	10,616
DeVry Education Group Inc	14,027	250,242
DineEquity Inc	1,717	145,567
DSW Inc ‘A’	15,092	319,649
El Pollo Loco Holdings Inc *	4,565	59,345
Eldorado Resorts Inc *	602	9,147
Empire Resorts Inc *	616	9,733
Entercom Communications Corp ‘A’	5,829	79,100

	Shares	Value
Eros International PLC *	6,607	$107,496
Escalade Inc	2,173	22,252
Express Inc *	16,699	242,302
Federal-Mogul Holdings Corp *	7,039	58,494
Fiesta Restaurant Group Inc *	1,046	22,813
Flexsteel Industries Inc	1,386	54,913
Fogo De Chao Inc *	1,073	14,013
Fossil Group Inc *	9,397	268,096
Fred’s Inc ‘A’	7,422	119,568
FTD Cos Inc *	3,899	97,319
G-III Apparel Group Ltd *	1,933	88,377
Gaiam Inc ‘A’ *	1,464	11,331
Gannett Co Inc	26,298	363,175
Genesco Inc *	4,067	261,549
Global Eagle Entertainment Inc *	9,658	64,129
Golden Entertainment Inc	1,766	20,645
GoPro Inc ‘A’ *	22,671	245,074
Gray Television Inc *	5,437	58,991
Green Brick Partners Inc *	5,315	38,640
Group 1 Automotive Inc	3,618	178,584
Guess? Inc	13,650	205,432
Haverty Furniture Cos Inc	4,303	77,583
Hemisphere Media Group Inc *	322	3,800
Hibbett Sports Inc *	1,082	37,643
Hooker Furniture Corp	2,361	50,738
Houghton Mifflin Harcourt Co *	9,223	144,155
Hovnanian Enterprises Inc ‘A’ *	29,450	49,476
Iconix Brand Group Inc *	10,147	68,594
International Speedway Corp ‘A’	5,869	196,318
Interval Leisure Group Inc	22,887	363,903
Intrawest Resorts Holdings Inc *	3,837	49,804
J Alexander’s Holdings Inc *	2,901	28,807
Jack in the Box Inc	1,619	139,104
JAKKS Pacific Inc *	3,204	25,344
Johnson Outdoors Inc ‘A’	1,045	26,857
K12 Inc *	7,651	95,561
KB Home	14,822	225,443
Kirkland’s Inc *	1,778	26,101
Kona Grill Inc *	972	10,420
La Quinta Holdings Inc *	15,084	171,958
La-Z-Boy Inc	6,342	176,434
Lands’ End Inc *	3,364	55,237
LGI Homes Inc *	248	7,921
Libbey Inc	4,518	71,791
Liberty Braves Group ‘A’ *	1,830	27,523
Liberty Braves Group ‘C’ *	6,515	95,510
Liberty Media Group ‘A’ *	4,438	84,943
Liberty Media Group ‘C’ *	8,568	162,535
Liberty Tax Inc	482	6,420
Lifetime Brands Inc	2,592	37,817
Luby’s Inc *	4,284	21,506
Lumber Liquidators Holdings Inc *	5,789	89,266
M/I Homes Inc *	4,348	81,873
MarineMax Inc *	2,620	44,461
Marriott Vacations Worldwide Corp	4,686	320,944
MDC Holdings Inc	5,456	132,799
MDC Partners Inc ‘A’	8,044	147,125
Media General Inc *	24,428	419,917
Meredith Corp	8,415	436,823
Meritage Homes Corp *	8,040	301,822
Metaldyne Performance Group Inc	1,456	20,020
Modine Manufacturing Co *	10,666	93,861
Monarch Casino & Resort Inc *	2,286	50,223
Motorcar Parts of America Inc *	249	6,768
Movado Group Inc	3,388	73,452
MSG Networks Inc ‘A’ *	8,863	135,958
NACCO Industries Inc ‘A’	876	49,056
National CineMedia Inc	13,939	215,776
New Media Investment Group Inc	7,347	132,760
Noodles & Co *	833	8,147

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-67

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Office Depot Inc *	123,799	$409,775
Party City Holdco Inc *	3,395	47,224
Penn National Gaming Inc *	2,446	34,122
Performance Sports Group Ltd *	9,113	27,339
Perry Ellis International Inc *	2,861	57,563
Pier 1 Imports Inc	15,365	78,976
Pinnacle Entertainment Inc *	12,013	133,104
Reading International Inc ‘A’ *	2,683	33,511
Red Lion Hotels Corp *	2,832	20,560
Red Robin Gourmet Burgers Inc *	2,478	117,532
Regis Corp *	8,276	103,036
Rent-A-Center Inc	11,660	143,185
Restoration Hardware Holdings Inc *	8,705	249,659
Ruby Tuesday Inc *	13,086	47,240
Saga Communications Inc ‘A’	754	29,813
Salem Media Group Inc	2,354	16,996
Scholastic Corp	6,048	239,561
Sears Holdings Corp *	2,027	27,587
Sears Hometown & Outlet Stores Inc *	2,485	16,749
Sequential Brands Group Inc *	8,670	69,187
Shoe Carnival Inc	3,133	78,513
Sonic Automotive Inc ‘A’	6,298	107,759
Sotheby’s	5,128	140,507
Spartan Motors Inc	7,088	44,371
Speedway Motorsports Inc	2,397	42,547
Sportsman’s Warehouse Holdings Inc *	449	3,619
Stage Stores Inc	5,595	27,304
Standard Motor Products Inc	1,942	77,253
Strattec Security Corp	751	30,618
Strayer Education Inc *	1,270	62,395
Superior Industries International Inc	5,558	148,843
Tailored Brands Inc	7,646	96,798
The Buckle Inc	4,237	110,120
The Cato Corp ‘A’	4,578	172,682
The Container Store Group Inc *	2,596	13,889
The EW Scripps Co ‘A’ *	13,265	210,118
The Finish Line Inc ‘A’	6,518	131,598
The Marcus Corp	4,134	87,227
The New Home Co Inc *	2,620	24,995
The New York Times Co ‘A’	27,869	337,215
Tilly’s Inc ‘A’ *	2,702	15,645
Time Inc	23,120	380,555
TopBuild Corp *	7,471	270,450
Tower International Inc	4,630	95,285
Townsquare Media Inc ‘A’ *	2,241	17,681
TRI Pointe Group Inc *	31,569	373,146
tronc Inc	2,493	34,403
Tuesday Morning Corp *	9,991	70,137
UCP Inc ‘A’ *	1,726	13,843
Unifi Inc *	3,468	94,434
Vera Bradley Inc *	1,359	19,257
Vince Holding Corp *	4,241	23,241
Vitamin Shoppe Inc *	5,108	156,152
WCI Communities Inc *	4,907	82,928
Weight Watchers International Inc *	455	5,292
West Marine Inc *	3,753	31,488
Weyco Group Inc	1,258	34,947
William Lyon Homes ‘A’ *	5,455	87,935
Wolverine World Wide Inc	18,236	370,556
ZAGG Inc *	5,462	28,676
Zumiez Inc *	4,028	57,641

		19,404,070

Consumer Staples - 2.8%

Alico Inc	519	15,700
Alliance One International Inc *	1,854	28,551
Avon Products Inc	77,526	293,048
Cal-Maine Foods Inc	1,556	68,962
Central Garden & Pet Co *	1,999	45,637
Central Garden & Pet Co ‘A’ *	6,551	142,222

	Shares	Value
Craft Brew Alliance Inc *	1,907	$21,969
Darling Ingredients Inc *	26,869	400,348
Dean Foods Co	10,353	187,286
Elizabeth Arden Inc *	486	6,687
Fresh Del Monte Produce Inc	6,813	370,831
Ingles Markets Inc ‘A’	3,139	117,085
Inter Parfums Inc	2,101	60,025
John B Sanfilippo & Son Inc	1,309	55,803
Landec Corp *	4,439	47,764
Natural Grocers by Vitamin Cottage Inc *	1,993	26,009
Nature’s Sunshine Products Inc	1,606	15,305
Nutraceutical International Corp *	1,830	42,364
Oil-Dri Corp of America	1,020	35,220
Omega Protein Corp *	4,607	92,094
Revlon Inc ‘A’ *	1,801	57,956
Sanderson Farms Inc	4,487	388,754
Seaboard Corp *	60	172,238
Seneca Foods Corp ‘A’ *	1,584	57,357
Smart & Final Stores Inc *	1,619	24,107
Snyder’s-Lance Inc	17,964	608,800
SpartanNash Co	8,271	252,927
SUPERVALU Inc *	59,726	281,907
Synutra International Inc *	3,501	13,339
The Andersons Inc	5,992	212,956
The Chefs’ Warehouse Inc *	388	6,208
Turning Point Brands Inc *	623	6,398
United Natural Foods Inc *	11,106	519,761
Universal Corp	4,974	287,199
Vector Group Ltd	11,092	248,683
Village Super Market Inc ‘A’	1,681	48,564
Weis Markets Inc	2,120	107,166

		5,367,230

Energy - 4.9%

Abraxas Petroleum Corp *	15,057	17,014
Adams Resources & Energy Inc	415	15,978
Alon USA Energy Inc	7,537	48,840
Archrock Inc	15,459	145,624
Ardmore Shipping Corp (Ireland)	4,667	31,596
Atwood Oceanics Inc	13,880	173,778
Bill Barrett Corp *	11,368	72,642
Bristow Group Inc	7,410	84,548
California Resources Corp	7,062	86,156
CARBO Ceramics Inc	4,186	54,837
Clayton Williams Energy Inc *	1,268	34,819
Clean Energy Fuels Corp *	19,443	67,467
Cobalt International Energy Inc *	90,879	121,778
Contango Oil & Gas Co *	4,059	49,682
CVR Energy Inc	3,290	50,995
Dawson Geophysical Co *	4,262	34,735
Delek US Holdings Inc	13,832	182,721
Denbury Resources Inc	78,486	281,765
DHT Holdings Inc	20,912	105,187
Dorian LPG Ltd *	5,381	37,936
Earthstone Energy Inc *s	177	1,908
Eclipse Resources Corp *	11,397	38,066
EP Energy Corp ‘A’ *	8,572	44,403
Era Group Inc *	4,329	40,693
Erin Energy Corp *	4,318	10,406
EXCO Resources Inc *	33,192	43,150
Exterran Corp *	7,331	94,203
Fairmount Santrol Holdings Inc *	14,570	112,335
Forum Energy Technologies Inc *	13,309	230,379
Frontline Ltd (Norway)	14,602	114,918
GasLog Ltd (Monaco)	9,286	120,532
Gener8 Maritime Inc *	8,689	55,610
Geospace Technologies Corp *	2,757	45,132
Golar LNG Ltd (NOTC) (Bermuda)	19,850	307,675
Green Plains Inc	8,014	158,036
Helix Energy Solutions Group Inc *	22,303	150,768

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-68

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Hornbeck Offshore Services Inc *	7,575	$63,176
Independence Contract Drilling Inc *	6,355	34,508
Jones Energy Inc ‘A’ *	7,539	31,061
Matrix Service Co *	6,054	99,830
McDermott International Inc *	54,255	268,020
Natural Gas Services Group Inc *	2,657	60,845
Navios Maritime Acquisition Corp	17,258	27,095
Newpark Resources Inc *	18,800	108,852
Nordic American Tankers Ltd	19,372	269,077
Northern Oil & Gas Inc *	10,445	48,256
Oasis Petroleum Inc *	39,832	372,031
Oil States International Inc *	11,396	374,700
Overseas Shipholding Group Inc ‘A’	8,095	88,964
Pacific Ethanol Inc *	6,872	37,452
Panhandle Oil & Gas Inc ‘A’	1,838	30,639
Par Pacific Holdings Inc *	3,890	59,673
Parker Drilling Co *	27,922	63,941
PDC Energy Inc *	10,297	593,210
PHI Inc *	2,451	43,824
Pioneer Energy Services Corp *	14,729	67,753
Renewable Energy Group Inc *	9,219	81,404
REX American Resources Corp *	1,243	74,369
RigNet Inc *	2,469	33,060
Ring Energy Inc *	7,868	69,396
RSP Permian Inc *	17,550	612,319
Sanchez Energy Corp *	8,420	59,445
Scorpio Tankers Inc (Monaco)	36,555	153,531
SEACOR Holdings Inc *	3,640	210,938
Seadrill Ltd (NYSE) * (United Kingdom)	84,584	274,052
SemGroup Corp ‘A’	9,898	322,279
Ship Finance International Ltd (Norway)	13,372	197,103
Stone Energy Corp * l	-	10
Synergy Resources Corp *	36,703	244,442
Teekay Corp (Bermuda)	9,976	71,129
Teekay Tankers Ltd ‘A’ (Bermuda)	26,290	78,344
Tesco Corp	8,883	59,427
TETRA Technologies Inc *	6,078	38,717
Tidewater Inc	11,251	49,617
Unit Corp *	11,282	175,548
W&T Offshore Inc *	7,540	17,493
Western Refining Inc	15,242	314,442
Westmoreland Coal Co *	4,490	42,745
Willbros Group Inc *	9,093	23,005

		9,212,034

Financials - 39.6%

1st Source Corp	3,424	110,903
Acadia Realty Trust REIT	12,543	445,527
Access National Corp	1,662	32,426
ACNB Corp	1,244	31,237
AG Mortgage Investment Trust Inc REIT	6,278	90,654
Agree Realty Corp REIT	5,087	245,397
Alexander & Baldwin Inc	4,941	178,568
Alexander’s Inc REIT	30	12,277
Allegiance Bancshares Inc *	2,215	55,109
Altisource Residential Corp REIT	12,193	112,054
Ambac Financial Group Inc *	7,926	130,462
American Assets Trust Inc REIT	5,678	240,974
American Capital Mortgage Investment Corp REIT	10,269	162,148
American Equity Investment Life Holding Co	17,193	245,000
American National Bankshares Inc	1,814	45,677
Ameris Bancorp	2,055	61,034
AMERISAFE Inc	1,145	70,097
Ames National Corp	1,928	51,709
Anworth Mortgage Asset Corp REIT	21,427	100,707
Apollo Commercial Real Estate Finance Inc REIT	13,324	214,117
Apollo Residential Mortgage Inc REIT	7,324	98,142
Ares Commercial Real Estate Corp REIT	5,970	73,371

	Shares	Value
Argo Group International Holdings Ltd	6,573	$341,113
Arlington Asset Investment Corp ‘A’	3,015	39,225
Armada Hoffler Properties Inc REIT	991	13,616
ARMOUR Residential REIT Inc	8,385	167,700
Arrow Financial Corp	2,346	71,060
Ashford Hospitality Prime Inc REIT	5,950	84,133
Ashford Hospitality Trust Inc REIT	18,091	97,149
Associated Capital Group Inc ‘A’	1,040	29,827
Astoria Financial Corp	20,759	318,235
Atlantic Capital Bancshares Inc *	3,172	45,867
Atlas Financial Holdings Inc *	1,315	22,644
AV Homes Inc *	1,982	24,220
Avenue Financial Holdings Inc *	303	5,954
B. Riley Financial Inc	1,933	18,518
Baldwin & Lyons Inc ‘B’	2,093	51,613
Banc of California Inc	3,250	58,825
BancFirst Corp	1,740	104,957
Banco Latinoamericano de Comercio Exterior SA (Panama)	6,876	182,214
BancorpSouth Inc	19,459	441,525
Bank Mutual Corp	8,934	68,613
Bank of Marin Bancorp	1,273	61,575
BankFinancial Corp	3,372	40,430
Bankwell Financial Group Inc	1,046	23,075
Banner Corp	6,721	285,911
Bar Harbor Bankshares	1,280	44,928
BBCN Bancorp Inc	17,401	259,623
BBX Capital Corp ‘A’ *	827	12,711
Bear State Financial Inc	3,957	37,315
Beneficial Bancorp Inc *	15,930	202,630
Berkshire Hills Bancorp Inc	6,909	185,990
Blue Capital Reinsurance Holdings Ltd (Bermuda)	1,401	25,933
Blue Hills Bancorp Inc	5,098	75,246
Bluerock Residential Growth REIT Inc	4,192	54,496
BNC Bancorp	7,629	173,255
BofI Holding Inc *	881	15,603
Boston Private Financial Holdings Inc	18,315	215,751
Bridge Bancorp Inc	3,712	105,421
Brookline Bancorp Inc	15,512	171,097
Bryn Mawr Bank Corp	3,763	109,880
BSB Bancorp Inc *	1,731	39,207
C&F Financial Corp	687	30,750
Calamos Asset Management Inc ‘A’	3,836	28,041
California First National Bancorp	435	6,425
Camden National Corp	2,261	94,962
Capital Bank Financial Corp ‘A’	2,205	63,504
Capital City Bank Group Inc	2,603	36,234
Capitol Federal Financial Inc	28,784	401,537
Capstead Mortgage Corp REIT	21,610	209,617
Cardinal Financial Corp	6,634	145,550
Carolina Financial Corp	2,197	41,040
Cascade Bancorp *	7,527	41,700
Cash America International Inc	5,323	226,866
CatchMark Timber Trust Inc ‘A’ REIT	8,402	102,672
Cathay General Bancorp	16,661	469,840
CBL & Associates Properties Inc REIT	37,894	352,793
Cedar Realty Trust Inc REIT	18,113	134,580
CenterState Banks Inc	10,381	163,501
Central Pacific Financial Corp	6,763	159,607
Central Valley Community Bancorp	1,843	25,802
Century Bancorp Inc ‘A’	742	31,409
Charter Financial Corp	3,249	43,147
Chatham Lodging Trust REIT	8,489	186,588
Chemical Financial Corp	8,546	318,680
Chemung Financial Corp	645	18,931
Chesapeake Lodging Trust REIT	9,796	227,757
Citizens & Northern Corp	2,540	51,359
Citizens Inc *	11,009	83,668
City Holding Co	3,212	146,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-69

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
City Office REIT Inc	909	$11,799
Clifton Bancorp Inc	4,949	74,581
CNB Financial Corp	3,020	53,756
CNO Financial Group Inc	40,018	698,714
CoBiz Financial Inc	7,616	89,107
Codorus Valley Bancorp Inc	1,636	33,325
Colony Capital Inc ‘A’ REIT	25,439	390,489
Colony Starwood Homes REIT	14,576	443,402
Columbia Banking System Inc	12,981	364,247
Community Bank System Inc	9,637	395,984
Community Healthcare Trust Inc REIT	2,751	58,156
Community Trust Bancorp Inc	3,457	119,820
CommunityOne Bancorp *	2,952	37,313
ConnectOne Bancorp Inc	6,330	99,318
Consolidated-Tomoka Land Co	126	5,981
CorEnergy Infrastructure Trust Inc REIT	2,589	74,693
County Bancorp Inc	291	6,000
Cousins Properties Inc REIT	46,625	484,900
Cowen Group Inc ‘A’ *	21,321	63,110
CU Bancorp *	3,231	73,441
Customers Bancorp Inc *	3,363	84,512
CVB Financial Corp	22,432	367,660
CYS Investments Inc REIT	33,958	284,228
DiamondRock Hospitality Co REIT	45,018	406,513
Dime Community Bancshares Inc	7,041	119,767
Donegal Group Inc ‘A’	1,833	30,226
Dynex Capital Inc REIT	9,872	68,512
Eagle Bancorp Inc *	1,425	68,557
Easterly Government Properties Inc REIT	5,181	102,221
Education Realty Trust Inc REIT	13,064	602,773
EMC Insurance Group Inc	1,960	54,331
Employers Holdings Inc	6,760	196,175
Encore Capital Group Inc *	4,655	109,532
Enova International Inc *	6,152	45,279
Enstar Group Ltd * (Bermuda)	2,598	420,850
Enterprise Bancorp Inc	1,941	46,565
Enterprise Financial Services Corp	4,183	116,664
Equity Bancshares Inc ‘A’ *	1,127	24,952
ESSA Bancorp Inc	1,773	23,758
EverBank Financial Corp	23,211	344,915
EZCORP Inc ‘A’ *	11,709	88,520
Farmers Capital Bank Corp	1,570	42,940
Farmers National Banc Corp	5,224	45,971
Farmland Partners Inc REIT	2,643	29,919
FBL Financial Group Inc ‘A’	2,406	145,972
FBR & Co	1,375	20,529
FCB Financial Holdings Inc ‘A’ *	6,728	228,752
Federal Agricultural Mortgage Corp ‘C’	1,950	67,899
Federated National Holding Co	2,783	52,988
FelCor Lodging Trust Inc REIT	4,053	25,250
Fidelity & Guaranty Life	3,064	71,024
Fidelity Southern Corp	4,620	72,395
Financial Institutions Inc	2,972	77,480
First BanCorp *	26,628	105,713
First Bancorp Inc	2,210	47,603
First Bancorp NC	4,451	78,249
First Busey Corp	6,952	148,703
First Business Financial Services Inc	1,804	42,340
First Citizens BancShares Inc ‘A’	1,708	442,218
First Commonwealth Financial Corp	19,855	182,666
First Community Bancshares Inc	3,562	79,931
First Community Financial Partners Inc *	2,912	25,626
First Connecticut Bancorp Inc	2,574	42,625
First Defiance Financial Corp	1,978	76,845
First Financial Bancorp	13,703	266,523
First Financial Bankshares Inc	5,377	176,312
First Financial Corp	2,326	85,178
First Financial Northwest Inc	1,898	25,205
First Foundation Inc *	2,013	43,280
First Industrial Realty Trust Inc REIT	20,352	566,193

	Shares	Value
First Internet Bancorp	1,137	$27,083
First Interstate BancSystem Inc ‘A’	4,424	124,314
First Merchants Corp	9,096	226,763
First Mid-Illinois Bancshares Inc	1,175	29,375
First Midwest Bancorp Inc	18,025	316,519
First NBC Bank Holding Co *	3,636	61,048
First Northwest Bancorp *	2,456	31,289
First Potomac Realty Trust REIT	13,126	120,759
FirstMerit Corp	37,063	751,267
Flagstar Bancorp Inc *	4,736	115,606
Flushing Financial Corp	6,262	124,489
FNB Corp	47,108	590,734
FNFV Group *	14,801	169,767
Forestar Group Inc *	7,093	84,336
Four Corners Property Trust Inc REIT	2,965	61,049
Fox Chase Bancorp Inc	2,439	49,609
Franklin Financial Network Inc *	1,548	48,545
Franklin Street Properties Corp REIT	21,617	265,241
FRP Holdings Inc *	1,470	50,715
Fulton Financial Corp	38,499	519,736
GAIN Capital Holdings Inc	6,963	44,006
GAMCO Investors Inc ‘A’	821	26,904
Genworth Financial Inc ‘A’ *	41,420	106,864
German American Bancorp Inc	3,142	100,450
Getty Realty Corp REIT	5,796	124,324
Glacier Bancorp Inc	17,037	452,843
Gladstone Commercial Corp REIT	4,737	80,008
Global Indemnity PLC *	2,039	56,134
Global Net Lease Inc REIT	37,949	301,695
Government Properties Income Trust REIT	10,335	238,325
Gramercy Property Trust REIT	80,594	743,077
Great Ajax Corp REIT	2,818	39,086
Great Southern Bancorp Inc	2,387	88,247
Great Western Bancorp Inc	13,212	416,706
Green Bancorp Inc *	4,621	40,295
Green Dot Corp ‘A’ *	7,969	183,207
Greene County Bancorp Inc	455	7,403
Greenhill & Co Inc	1,640	26,404
Greenlight Capital Re Ltd ‘A’ *	6,694	134,951
Griffin Industrial Realty Inc	204	6,253
Guaranty Bancorp	3,467	57,899
Hallmark Financial Services Inc *	3,162	36,648
Hampton Roads Bankshares Inc *	7,579	13,566
Hancock Holding Co	17,288	451,390
Hanmi Financial Corp	7,007	164,594
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	8,063	174,161
Hatteras Financial Corp REIT	21,279	348,976
HCI Group Inc	2,011	54,860
Healthcare Realty Trust Inc REIT	23,347	816,912
Heartland Financial USA Inc	4,903	173,027
Heritage Commerce Corp	5,035	53,019
Heritage Financial Corp	6,697	117,733
Heritage Insurance Holdings Inc	6,144	73,544
Heritage Oaks Bancorp	5,578	44,289
Hersha Hospitality Trust REIT	8,858	151,915
Hilltop Holdings Inc *	16,864	353,975
Hingham Institution for Savings	183	22,494
Home Bancorp Inc	1,048	28,789
HomeStreet Inc *	5,394	107,448
HomeTrust Bancshares Inc *	3,769	69,727
Horace Mann Educators Corp	9,266	313,098
Horizon Bancorp	2,410	60,587
Hudson Pacific Properties Inc REIT	17,595	513,422
IBERIABANK Corp	9,176	548,082
Impac Mortgage Holdings Inc *	1,797	28,177
Independence Holding Co	1,924	34,574
Independence Realty Trust Inc REIT	9,165	74,970
Independent Bank Corp MA	5,783	264,283
Independent Bank Corp MI	4,502	65,324

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-70

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Independent Bank Group Inc	2,481	$106,460
Infinity Property & Casualty Corp	1,997	161,078
InfraREIT Inc	8,930	156,632
International Bancshares Corp	12,241	319,368
INTL. FCStone Inc *	3,448	94,096
Invesco Mortgage Capital Inc REIT	25,438	348,246
Investment Technology Group Inc	6,279	104,985
Investors Bancorp Inc	66,862	740,831
Investors Real Estate Trust REIT	26,914	174,134
Investors Title Co	333	31,718
James River Group Holdings Ltd	3,235	109,861
Janus Capital Group Inc	32,433	451,467
KCG Holdings Inc ‘A’ *	11,863	157,778
Kearny Financial Corp	20,718	260,632
Kemper Corp	9,055	280,524
Kennedy-Wilson Holdings Inc	9,404	178,300
Kite Realty Group Trust REIT	18,511	518,863
Ladder Capital Corp REIT	8,815	107,543
Ladenburg Thalmann Financial Services Inc *	19,772	46,662
Lake Sunapee Bank Group	1,695	29,001
Lakeland Bancorp Inc	8,390	95,478
Lakeland Financial Corp	3,624	170,364
LaSalle Hotel Properties REIT	24,031	566,651
LCNB Corp	1,768	27,934
LegacyTexas Financial Group Inc	9,851	265,090
LendingClub Corp *	41,011	176,347
Lexington Realty Trust REIT	51,363	519,280
LTC Properties Inc REIT	1,214	62,800
Macatawa Bank Corp	5,604	41,582
Mack-Cali Realty Corp REIT	19,979	539,433
Maiden Holdings Ltd	11,783	144,224
MainSource Financial Group Inc	5,111	112,698
Manning & Napier Inc	3,328	31,616
Marlin Business Services Corp	1,765	28,770
MB Financial Inc	15,694	569,378
MBIA Inc *	29,960	204,627
MBT Financial Corp	3,775	30,200
Medical Properties Trust Inc REIT	35,343	537,567
Medley Management Inc ‘A’	897	5,274
Mercantile Bank Corp	3,528	84,178
Merchants Bancshares Inc	1,226	37,368
Meridian Bancorp Inc	9,227	136,375
Meta Financial Group Inc	1,839	93,715
MGIC Investment Corp *	76,804	456,984
Middleburg Financial Corp	981	26,683
Midland States Bancorp Inc *	821	17,807
MidWestOne Financial Group Inc	1,857	53,036
Monmouth Real Estate Investment Corp REIT	11,758	155,911
Monogram Residential Trust Inc REIT	37,865	386,602
MutualFirst Financial Inc	1,122	30,687
National Bankshares Inc	1,435	50,110
National Commerce Corp *	1,878	43,795
National General Holdings Corp	4,768	102,131
National Interstate Corp	1,389	42,017
National Storage Affiliates Trust REIT	4,572	95,189
National Western Life Group Inc ‘A’	569	111,109
Nationstar Mortgage Holdings Inc *	4,263	48,001
NBT Bancorp Inc	9,484	271,527
Nelnet Inc ‘A’	4,579	159,120
New Residential Investment Corp REIT	50,414	697,730
New Senior Investment Group Inc REIT	17,498	186,879
New York Mortgage Trust Inc REIT	25,003	152,518
New York REIT Inc	36,906	341,380
NewStar Financial Inc *	5,671	47,750
NexPoint Residential Trust Inc REIT	4,141	75,366
Nicolet Bankshares Inc *	1,688	64,279
NMI Holdings Inc ‘A’ *	11,789	64,604
Northfield Bancorp Inc	8,580	127,241

	Shares	Value
Northrim BanCorp Inc	1,443	$37,936
NorthStar Realty Europe Corp REIT	13,216	122,248
Northwest Bancshares Inc	21,499	318,830
OceanFirst Financial Corp	4,707	85,526
Ocwen Financial Corp *	22,839	39,055
OFG Bancorp	10,145	84,204
Old Line Bancshares Inc	1,785	32,130
Old National Bancorp	29,782	373,168
Old Second Bancorp Inc	6,025	41,151
OM Asset Management PLC	2,905	38,782
On Deck Capital Inc *	10,807	55,656
One Liberty Properties Inc REIT	2,719	64,848
OneBeacon Insurance Group Ltd ‘A’	4,952	68,338
Oppenheimer Holdings Inc ‘A’	2,236	34,569
Opus Bank	1,419	47,962
Orchid Island Capital Inc REIT	3,870	39,822
Oritani Financial Corp	8,688	138,921
Orrstown Financial Services Inc	1,504	27,147
Owens Realty Mortgage Inc REIT	2,123	35,327
Pacific Continental Corp	4,049	63,610
Pacific Mercantile Bancorp *	3,235	22,969
Pacific Premier Bancorp Inc *	4,139	99,336
Park National Corp	2,973	272,862
Park Sterling Corp	7,939	56,288
Parkway Properties Inc/Md REIT	18,042	301,843
Peapack Gladstone Financial Corp	3,455	63,952
Pebblebrook Hotel Trust REIT	16,050	421,312
Penns Woods Bancorp Inc	1,006	42,242
Pennsylvania REIT	10,934	234,534
PennyMac Financial Services Inc ‘A’ *	727	9,080
PennyMac Mortgage Investment Trust REIT	15,217	246,972
People’s Utah Bancorp	2,839	47,127
Peoples Bancorp Inc	3,590	78,226
Peoples Financial Services Corp	1,571	61,489
PHH Corp *	11,905	158,575
Physicians Realty Trust REIT	14,792	310,780
PICO Holdings Inc *	4,869	46,061
Pinnacle Financial Partners Inc	8,276	404,283
Piper Jaffray Cos *	3,473	130,932
PJT Partners Inc ‘A’	3,963	91,149
PRA Group Inc *	10,337	249,535
Preferred Apartment Communities Inc ‘A’ REIT	5,143	75,705
Preferred Bank	2,642	76,288
Premier Financial Bancorp Inc	1,770	29,825
PrivateBancorp Inc	17,587	774,356
Prosperity Bancshares Inc	14,999	764,799
Provident Bancorp Inc *	837	12,907
Provident Financial Holdings Inc	1,404	25,693
Provident Financial Services Inc	13,621	267,516
Pzena Investment Management Inc ‘A’	762	5,799
QCR Holdings Inc	2,696	73,304
Radian Group Inc	48,419	504,526
RAIT Financial Trust REIT	19,188	60,058
Ramco-Gershenson Properties Trust REIT	17,619	345,509
RE/MAX Holdings Inc ‘A’	3,954	159,188
Redwood Trust Inc REIT	17,219	237,794
Regional Management Corp *	2,148	31,490
Renasant Corp	9,125	295,011
Republic Bancorp Inc ‘A’	2,081	57,498
Republic First Bancorp Inc *	7,338	31,627
Resource America Inc ‘A’	2,682	26,069
Resource Capital Corp REIT	6,908	88,837
Retail Opportunity Investments Corp REIT	6,513	141,137
Rexford Industrial Realty Inc REIT	9,025	190,337
RLI Corp	1,604	110,323
RLJ Lodging Trust REIT	27,302	585,628
Rouse Properties Inc REIT	8,542	155,892
S&T Bancorp Inc	7,616	186,211
Sabra Health Care REIT Inc	12,085	249,374

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-71

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Safeguard Scientifics Inc *	4,424	$55,256
Safety Insurance Group Inc	3,186	196,194
Sandy Spring Bancorp Inc	5,191	150,850
Saul Centers Inc REIT	258	15,921
Seacoast Banking Corp of Florida *	6,642	107,866
Select Income REIT	14,237	370,020
Selective Insurance Group Inc	12,695	485,076
Seritage Growth Properties REIT	5,589	278,556
Shore Bancshares Inc	2,668	31,349
SI Financial Group Inc	2,374	31,432
Sierra Bancorp	2,470	41,224
Silver Bay Realty Trust Corp REIT	7,543	128,457
Simmons First National Corp ‘A’	6,556	302,789
South State Corp	5,294	360,257
Southern First Bancshares Inc *	1,221	29,426
Southern Missouri Bancorp Inc	1,220	28,707
Southern National Bancorp of Virginia Inc	2,330	28,310
Southside Bancshares Inc	5,611	173,498
Southwest Bancorp Inc	4,022	68,092
State Auto Financial Corp	3,585	78,547
State Bank Financial Corp	7,812	158,974
State National Cos Inc	6,184	65,118
Sterling Bancorp	28,408	446,006
Stewart Information Services Corp	5,104	211,357
Stifel Financial Corp *	14,330	450,678
Stock Yards Bancorp Inc	4,666	131,721
Stonegate Bank	2,548	82,224
Stratus Properties Inc *	1,342	25,136
Suffolk Bancorp	2,468	77,273
Summit Financial Group Inc	1,761	30,818
Summit Hotel Properties Inc REIT	19,416	257,068
Sun Bancorp Inc *	2,330	48,138
Sunstone Hotel Investors Inc REIT	48,672	587,471
Talmer Bancorp Inc ‘A’	3,109	59,600
Tejon Ranch Co *	3,169	74,915
Terreno Realty Corp REIT	7,125	184,324
Territorial Bancorp Inc	1,833	48,520
Texas Capital Bancshares Inc *	9,574	447,680
The Bancorp Inc *	7,991	48,106
The First of Long Island Corp	3,157	90,511
The GEO Group Inc REIT	13,116	448,305
The Navigators Group Inc	2,572	236,547
The St Joe Co *	8,906	157,814
Third Point Reinsurance Ltd * (Bermuda)	14,144	165,768
Tier REIT Inc	10,615	162,728
Tiptree Financial Inc ‘A’	6,284	34,436
Tompkins Financial Corp	3,252	211,380
Towne Bank	12,463	269,824
TriCo Bancshares	4,554	125,690
Trinity Place Holdings Inc *	3,062	23,547
TriState Capital Holdings Inc *	4,931	67,703
Triumph Bancorp Inc *	3,534	56,544
TrustCo Bank Corp	20,008	128,251
Trustmark Corp	15,121	375,757
UMB Financial Corp	10,041	534,282
UMH Properties Inc REIT	4,000	45,000
Umpqua Holdings Corp	49,492	765,641
Union Bankshares Corp	9,731	240,453
United Bankshares Inc	14,659	549,859
United Community Banks Inc	15,622	285,726
United Community Financial Corp	10,316	62,721
United Development Funding IV REIT +	5,273	16,874
United Financial Bancorp Inc	11,238	145,869
United Fire Group Inc	4,901	207,949
United Insurance Holdings Corp	1,155	18,919
Universal Insurance Holdings Inc	1,964	36,491
Univest Corp of Pennsylvania	4,133	86,876
Valley National Bancorp	55,539	506,516
Veritex Holdings Inc *	1,227	19,657
Virtu Financial Inc ‘A’	447	8,046

	Shares	Value
Virtus Investment Partners Inc	1,410	$100,364
Waddell & Reed Financial Inc ‘A’	6,290	108,314
Walker & Dunlop Inc *	6,257	142,534
Walter Investment Management Corp *	4,613	12,732
Washington Federal Inc	20,398	494,855
Washington REIT	10,859	341,624
Washington Trust Bancorp Inc	3,313	125,629
WashingtonFirst Bankshares Inc	1,713	37,018
Waterstone Financial Inc	5,686	87,166
Webster Financial Corp	20,588	698,963
WesBanco Inc	7,932	246,289
West BanCorp Inc	3,328	61,868
Westamerica BanCorp	5,524	272,112
Western Asset Mortgage Capital Corp REIT	9,307	87,393
Westfield Financial Inc	3,048	23,470
Whitestone REIT	5,777	87,117
Wilshire Bancorp Inc	16,021	166,939
Wintrust Financial Corp	10,858	553,758
World Acceptance Corp *	1,394	63,566
WP Glimcher Inc REIT	32,685	365,745
WSFS Financial Corp	6,411	206,370
Xenia Hotels & Resorts Inc REIT	23,322	391,343
Yadkin Financial Corp	11,170	280,255
Your Community Bankshares Inc	1,069	39,724

		74,488,017

Health Care - 4.4%

Accelerate Diagnostics Inc *	390	5,612
Aceto Corp	714	15,629
Acorda Therapeutics Inc *	8,273	211,003
Adamas Pharmaceuticals Inc *	1,884	28,524
Addus HomeCare Corp *	1,413	24,629
Adverum Biotechnologies Inc *	5,082	16,059
Agenus Inc *	3,137	12,705
Akebia Therapeutics Inc *	5,620	42,038
Albany Molecular Research Inc *	3,079	41,382
Almost Family Inc *	1,371	58,418
AMAG Pharmaceuticals Inc *	5,448	130,316
American Renal Associates Holdings Inc *	265	7,677
Analogic Corp	2,513	199,633
AngioDynamics Inc *	6,032	86,680
Anika Therapeutics Inc *	562	30,151
Aratana Therapeutics Inc *	409	2,585
Ardelyx Inc *	4,154	36,264
ARIAD Pharmaceuticals Inc *	2,488	18,386
Array BioPharma Inc *	29,102	103,603
Arrowhead Pharmaceuticals Inc *	936	4,980
Atara Biotherapeutics Inc *	4,859	109,376
AtriCure Inc *	1,499	21,181
Bellicum Pharmaceuticals Inc *	1,533	19,868
BioCryst Pharmaceuticals Inc *	2,332	6,623
BioScrip Inc *	12,428	31,691
Bluebird Bio Inc *	5,182	224,329
Cara Therapeutics Inc *	3,992	19,202
Celldex Therapeutics Inc *	21,346	93,709
Cellular Biomedicine Group Inc *	785	9,412
Cerus Corp *	2,731	17,041
Chimerix Inc *	9,525	37,433
Cidara Therapeutics Inc *	2,127	21,929
Community Health Systems Inc *	24,923	300,322
Concert Pharmaceuticals Inc *	2,120	23,808
CONMED Corp	6,147	293,396
Corvus Pharmaceuticals Inc *	587	8,371
Cotiviti Holdings Inc *	866	18,299
CryoLife Inc	2,349	27,742
Dimension Therapeutics Inc *	1,576	9,456
Edge Therapeutics Inc *	2,145	21,686
Egalet Corp *	3,516	17,439
Enanta Pharmaceuticals Inc *	3,494	77,043
Endocyte Inc *	7,826	25,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-72

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Epizyme Inc *	2,533	$25,938
Esperion Therapeutics Inc *	3,207	31,685
Evolent Health Inc ‘A’ *	3,519	67,565
Exactech Inc *	2,384	63,748
Exelixis Inc *	19,380	151,358
Five Prime Therapeutics Inc *	4,622	191,120
Flex Pharma Inc *	535	5,462
Genesis Healthcare Inc *	4,587	8,119
Haemonetics Corp *	11,451	331,964
Halyard Health Inc *	10,466	340,354
Healthways Inc *	7,226	83,460
ICU Medical Inc *	1,021	115,118
Idera Pharmaceuticals Inc *	981	1,501
Ignyta Inc *	2,678	14,515
Immunomedics Inc *	1,294	3,002
Innoviva Inc	1,823	19,196
Integer Holdings Corp *	6,867	212,396
Invacare Corp	7,397	89,726
K2M Group Holdings Inc *	3,910	60,683
Karyopharm Therapeutics Inc *	4,048	27,162
Kindred Healthcare Inc	18,909	213,483
Lannett Co Inc *	6,234	148,307
LHC Group Inc *	3,114	134,774
Luminex Corp *	5,217	105,540
Magellan Health Inc *	1,650	108,521
Meridian Bioscience Inc	1,110	21,645
Merit Medical Systems Inc *	5,938	117,751
Merrimack Pharmaceuticals Inc *	10,397	56,040
Molina Healthcare Inc *	3,286	163,971
Momenta Pharmaceuticals Inc *	10,988	118,670
NantKwest Inc *	3,174	19,742
National HealthCare Corp	2,480	160,555
National Research Corp ‘A’	448	6,138
Neos Therapeutics Inc *	136	1,262
NewLink Genetics Corp *	1,154	12,994
Nobilis Health Corp *	11,503	25,652
Omeros Corp *	3,027	31,844
Osiris Therapeutics Inc *	277	1,410
Otonomy Inc *	5,318	84,450
OvaScience Inc *	6,012	31,323
Owens & Minor Inc	12,349	461,606
PDL BioPharma Inc	37,282	117,065
PharMerica Corp *	6,688	164,926
Phibro Animal Health Corp ‘A’	306	5,710
Portola Pharmaceuticals Inc *	919	21,688
PTC Therapeutics Inc *	7,461	52,376
Quidel Corp *	395	7,055
REGENXBIO Inc *	4,428	35,424
Retrophin Inc *	8,073	143,780
Rigel Pharmaceuticals Inc *	4,331	9,658
Rockwell Medical Inc *	973	7,366
RTI Surgical Inc *	12,598	45,227
Sagent Pharmaceuticals Inc *	5,358	80,263
Select Medical Holdings Corp *	22,085	240,064
Spectrum Pharmaceuticals Inc *	10,385	68,229
Stemline Therapeutics Inc *	2,709	18,340
Surgery Partners Inc *	1,907	34,135
Symmetry Surgical Inc *	2,044	26,838
Syndax Pharmaceuticals Inc *	516	5,083
Tetraphase Pharmaceuticals Inc *	8,048	34,606
The Medicines Co *	1,349	45,367
TherapeuticsMD Inc *	2,090	17,765
TransEnterix Inc *	13,783	16,815
Triple-S Management Corp ‘B’ *	5,247	128,184
Universal American Corp	12,742	96,584
USMD Holdings Inc *	406	7,608
Versartis Inc *	5,502	60,852
Vocera Communications Inc *	1,963	25,225
Voyager Therapeutics Inc *	1,386	15,232
WaVe Life Sciences Ltd *	296	6,124

	Shares	Value
Wright Medical Group NV *	23,016	$399,788
Zafgen Inc *	5,061	30,315
Zogenix Inc *	5,395	43,430

		8,391,623

Industrials - 11.7%

AAR Corp	7,484	174,677
ABM Industries Inc	12,446	454,030
Acacia Research Corp	9,217	40,555
ACCO Brands Corp *	23,817	246,030
Actuant Corp ‘A’	6,888	155,738
Aegion Corp *	7,733	150,871
Aerojet Rocketdyne Holdings Inc *	6,539	119,533
Aerovironment Inc *	3,810	105,918
Air Transport Services Group Inc *	9,934	128,745
Aircastle Ltd	10,758	210,426
Alamo Group Inc	1,649	108,785
Albany International Corp ‘A’	5,401	215,662
Altra Industrial Motion Corp	902	24,336
Ameresco Inc ‘A’ *	5,598	24,463
American Railcar Industries Inc	1,724	68,046
American Science & Engineering Inc	1,552	58,060
American Superconductor Corp *	2,523	21,294
Applied Industrial Technologies Inc	4,629	208,953
ARC Document Solutions Inc *	9,277	36,088
ArcBest Corp	5,506	89,472
Armstrong Flooring Inc *	4,915	83,309
Astec Industries Inc	2,297	128,977
Atlas Air Worldwide Holdings Inc *	5,501	227,851
Babcock & Wilcox Enterprises Inc *	10,214	150,044
Barnes Group Inc	11,250	372,600
Blue Bird Corp *	1,075	12,792
BMC Stock Holdings Inc *	1,909	34,018
Brady Corp ‘A’	2,469	75,453
Briggs & Stratton Corp	9,448	200,109
CAI International Inc *	3,604	27,030
Casella Waste Systems Inc ‘A’ *	8,572	67,290
CBIZ Inc *	11,338	118,029
CECO Environmental Corp	6,448	56,356
Celadon Group Inc	6,166	50,376
Chart Industries Inc *	6,839	165,025
CIRCOR International Inc	3,730	212,573
Columbus McKinnon Corp	4,237	59,954
CompX International Inc	526	6,049
Costamare Inc (Greece)	5,828	44,701
Covenant Transportation Group Inc ‘A’ *	2,631	47,542
CRA International Inc *	2,035	51,323
CSW Industrials Inc *	3,198	104,287
Cubic Corp	5,666	227,547
Curtiss-Wright Corp	2,730	230,002
DigitalGlobe Inc *	14,119	302,005
Douglas Dynamics Inc	767	19,735
Ducommun Inc *	2,309	45,672
DXP Enterprises Inc *	2,928	43,715
Dynamic Materials Corp	2,850	30,637
Echo Global Logistics Inc *	885	19,842
EMCOR Group Inc	11,314	557,328
Encore Wire Corp	4,516	168,356
EnerSys	6,880	409,154
Engility Holdings Inc *	4,025	85,008
Ennis Inc	5,749	110,266
ESCO Technologies Inc	5,666	226,300
Essendant Inc	8,338	254,809
Esterline Technologies Corp *	6,618	410,581
Federal Signal Corp	13,143	169,282
Franklin Covey Co *	489	7,496
Franklin Electric Co Inc	586	19,367
FreightCar America Inc	2,690	37,794
FTI Consulting Inc *	8,551	347,855
FuelCell Energy Inc *	5,445	33,868

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-73

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
G&K Services Inc ‘A’	1,040	$79,633
GATX Corp	9,178	403,557
Gencor Industries Inc *	1,079	16,746
General Cable Corp	895	11,375
Gibraltar Industries Inc *	2,517	79,462
Global Brass & Copper Holdings Inc	519	14,163
Graham Corp	2,142	39,456
Granite Construction Inc	2,179	99,253
Great Lakes Dredge & Dock Corp *	11,667	50,868
Griffon Corp	1,199	20,215
Hardinge Inc	2,476	24,909
Harsco Corp	17,987	119,434
HC2 Holdings Inc *	7,376	31,717
Heidrick & Struggles International Inc	4,049	68,347
Heritage-Crystal Clean Inc *	1,377	16,813
Hill International Inc *	4,679	19,044
Hub Group Inc ‘A’ *	517	19,837
Hurco Cos Inc	1,377	38,322
Huron Consulting Group Inc *	4,255	257,087
Hyster-Yale Materials Handling Inc	1,446	86,023
ICF International Inc *	4,202	171,862
IDI Inc *	3,396	16,063
InnerWorkings Inc *	768	6,351
Interface Inc	1,598	24,369
Joy Global Inc	22,062	466,391
Kadant Inc	1,956	100,754
Kaman Corp	5,460	232,159
Kelly Services Inc ‘A’	6,546	124,178
Kennametal Inc	17,669	390,662
Kimball International Inc ‘B’	1,204	13,702
KLX Inc *	11,794	365,614
Knight Transportation Inc	1,035	27,510
Korn/Ferry International	5,266	109,006
Kratos Defense & Security Solutions Inc *	10,945	44,874
Lawson Products Inc *	305	6,057
Layne Christensen Co *	3,952	32,011
Lindsay Corp	287	19,476
LSI Industries Inc	4,500	49,815
Marten Transport Ltd	5,027	99,535
Matson Inc	5,328	172,041
McGrath RentCorp	5,270	161,209
Mercury Systems Inc *	8,015	199,253
Meritor Inc *	19,488	140,314
Milacron Holdings Corp *	496	7,197
Miller Industries Inc	2,147	44,207
Mobile Mini Inc	2,590	89,718
Moog Inc ‘A’ *	6,480	349,402
MRC Global Inc *	20,916	297,216
MSA Safety Inc	2,233	117,299
Mueller Industries Inc	3,672	117,063
MYR Group Inc *	3,846	92,612
National Presto Industries Inc	950	89,632
Navigant Consulting Inc *	10,845	175,147
Navistar International Corp *	10,665	124,674
Neff Corp ‘A’ *	1,502	16,417
NL Industries Inc *	1,177	3,025
NN Inc	5,847	81,800
NOW Inc *	23,885	433,274
NV5 Global Inc *	423	12,030
Orion Group Holdings Inc *	5,929	31,483
PAM Transportation Services Inc *	517	8,215
Park-Ohio Holdings Corp	1,894	53,562
Plug Power Inc *	14,647	27,243
Powell Industries Inc	1,923	75,651
Power Solutions International Inc *	353	6,301
Preformed Line Products Co	553	22,336
Quad/Graphics Inc	3,060	71,267
Quanex Building Products Corp	6,966	129,498
Radiant Logistics Inc *	3,105	9,315
Raven Industries Inc	3,021	57,218

	Shares	Value
Resources Connection Inc	8,067	$119,230
Rexnord Corp *	4,333	85,057
Roadrunner Transportation Systems Inc *	6,933	51,720
RPX Corp *	11,293	103,557
Rush Enterprises Inc ‘A’ *	6,897	148,630
Rush Enterprises Inc ‘B’ *	1,205	25,052
Saia Inc *	5,602	140,834
Scorpio Bulkers Inc *	9,333	26,039
SkyWest Inc	11,200	296,352
SP Plus Corp *	290	6,548
Sparton Corp *	1,944	42,321
SPX Corp *	9,308	138,224
SPX FLOW Inc *	7,913	206,292
Standex International Corp	657	54,288
Sun Hydraulics Corp	493	14,637
Sunrun Inc *	14,136	83,826
Supreme Industries Inc ‘A’	1,134	15,536
TAL International Group Inc	7,571	101,527
Team Inc *	450	11,173
Teledyne Technologies Inc *	5,511	545,865
Tennant Co	181	9,750
Tetra Tech Inc	10,826	332,845
Textainer Group Holdings Ltd	5,257	58,563
The ExOne Co *	2,218	23,444
The Gorman-Rupp Co	508	13,924
The Greenbrier Cos Inc	6,100	177,693
The KEYW Holding Corp *	7,901	78,536
The Manitowoc Co Inc	28,585	155,788
Thermon Group Holdings Inc *	7,166	137,659
Titan International Inc	9,989	61,932
Titan Machinery Inc *	4,158	46,362
TRC Cos Inc *	4,493	28,396
TriMas Corp *	10,062	181,116
Triumph Group Inc	11,016	391,068
TrueBlue Inc *	8,841	167,272
Tutor Perini Corp *	7,200	169,560
UniFirst Corp	3,064	354,566
Universal Forest Products Inc	567	52,555
Universal Logistics Holdings Inc	629	8,114
USA Truck Inc *	1,948	34,109
Vectrus Inc *	2,004	57,094
Veritiv Corp *	1,760	66,141
Viad Corp	2,057	63,767
Vicor Corp *	345	3,474
Virgin America Inc *	206	11,579
VSE Corp	1,006	67,201
Wabash National Corp *	10,635	135,064
Watts Water Technologies Inc ‘A’	445	25,926
Werner Enterprises Inc	9,924	227,954
Wesco Aircraft Holdings Inc *	9,667	129,731
West Corp	8,462	166,363
Willis Lease Finance Corp *	972	21,608
XPO Logistics Inc *	21,912	575,409
YRC Worldwide Inc *	5,594	49,227

		22,006,756

Information Technology - 9.7%

Actua Corp *	7,869	71,057
Acxiom Corp *	8,965	197,140
ADTRAN Inc	3,875	72,269
Advanced Energy Industries Inc *	450	17,082
Advanced Micro Devices Inc *	76,356	392,470
Agilysys Inc *	3,134	32,813
Alpha & Omega Semiconductor Ltd *	3,982	55,469
Ambarella Inc *	4,280	217,467
Amkor Technology Inc *	20,907	120,215
Anixter International Inc *	6,501	346,373
Applied Optoelectronics Inc *	3,688	41,121
Autobytel Inc *	1,505	20,874
Avid Technology Inc *	2,841	16,506

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-74

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
AVX Corp	10,283	$139,643
Axcelis Technologies Inc *	25,842	69,515
Bankrate Inc *	10,757	80,462
Bazaarvoice Inc *	18,228	73,094
Bel Fuse Inc ‘B’	2,176	38,689
Benchmark Electronics Inc *	11,096	234,680
Black Box Corp	3,164	41,385
Blucora Inc *	7,100	73,556
Bottomline Technologies de Inc *	1,374	29,582
Brooks Automation Inc	15,036	168,704
Cabot Microelectronics Corp	4,542	192,308
CACI International Inc ‘A’ *	5,483	495,718
Calix Inc *	9,601	66,343
Cass Information Systems Inc	1,019	52,682
Cohu Inc	5,911	64,134
Comtech Telecommunications Corp	3,398	43,630
Control4 Corp *	4,490	36,638
Convergys Corp	9,969	249,225
CPI Card Group Inc	2,964	14,850
CTS Corp	6,982	125,118
Daktronics Inc	8,342	52,138
Datalink Corp *	4,742	35,565
Diebold Inc	10,160	252,273
Digi International Inc *	5,755	61,751
Digimarc Corp *	193	6,168
Diodes Inc *	8,506	159,828
DSP Group Inc *	4,665	49,496
Eastman Kodak Co *	713	11,465
Electro Rent Corp	3,892	59,976
Electro Scientific Industries Inc *	5,749	33,574
EMCORE Corp *	5,715	33,947
EnerNOC Inc *	801	5,062
Entegris Inc *	11,830	171,180
Epiq Systems Inc	3,198	46,691
ePlus Inc *	409	33,452
EVERTEC Inc	2,661	41,352
Everyday Health Inc *	4,205	33,135
Exar Corp *	7,652	61,599
Fairchild Semiconductor International Inc *	16,269	322,940
FARO Technologies Inc *	2,840	96,077
Finisar Corp *	24,032	420,800
FormFactor Inc *	6,380	57,356
GigPeak Inc *	9,209	18,050
Global Sources Ltd * (Hong Kong)	1,725	15,818
Glu Mobile Inc *	23,209	51,060
Harmonic Inc *	16,992	48,427
Higher One Holdings Inc *	7,023	35,888
II-VI Inc *	9,574	179,608
Immersion Corp *	4,260	31,268
Infinera Corp *	9,455	106,652
Insight Enterprises Inc *	8,193	213,018
Intersil Corp ‘A’	29,885	404,643
Intralinks Holdings Inc *	8,677	56,401
InvenSense Inc *	18,311	112,246
Ixia *	14,257	140,004
IXYS Corp	5,731	58,743
Kimball Electronics Inc *	6,109	76,057
Knowles Corp *	19,757	270,276
Kopin Corp *	13,723	30,465
KVH Industries Inc *	3,274	25,210
Limelight Networks Inc *	17,969	26,774
Liquidity Services Inc *	5,873	46,044
ManTech International Corp ‘A’	5,560	210,279
Marchex Inc ‘B’ *	7,013	22,301
Maxwell Technologies Inc *	6,898	36,421
MeetMe Inc *	1,279	6,817
Mentor Graphics Corp	24,032	510,920
Methode Electronics Inc	696	23,824
MicroStrategy Inc ‘A’ *	1,007	176,245
MKS Instruments Inc	11,278	485,631

	Shares	Value
MoneyGram International Inc *	7,023	$48,108
Monster Worldwide Inc *	19,595	46,832
MTS Systems Corp	286	12,538
Multi-Fineline Electronix Inc *	2,178	50,530
Nanometrics Inc *	1,041	21,642
NCI Inc ‘A’	1,369	19,235
NeoPhotonics Corp *	5,564	53,025
NETGEAR Inc *	2,454	116,663
NetScout Systems Inc *	21,508	478,553
NeuStar Inc ‘A’ *	651	15,305
Novanta Inc *	5,252	79,568
Numerex Corp ‘A’ *	2,326	17,422
NVE Corp	585	34,310
Oclaro Inc *	3,143	15,338
OSI Systems Inc *	3,910	227,288
Park City Group Inc *	109	978
Park Electrochemical Corp	4,289	62,319
PC Connection Inc	2,506	59,643
PDF Solutions Inc *	615	8,604
Perficient Inc *	2,153	43,727
PFSweb Inc *	362	3,439
Photronics Inc *	14,659	130,612
Plexus Corp *	7,447	321,710
Polycom Inc *	30,437	342,416
Progress Software Corp *	9,693	266,170
QAD Inc ‘A’	2,104	40,544
QLogic Corp *	18,721	275,948
QuinStreet Inc *	7,402	26,277
Rambus Inc *	18,077	218,370
RealNetworks Inc *	4,600	19,826
Reis Inc	751	18,700
RetailMeNot Inc *	8,660	66,769
Rightside Group Ltd *	2,459	26,164
Rofin-Sinar Technologies Inc *	6,024	192,407
Rogers Corp *	2,616	159,838
Rosetta Stone Inc *	957	7,417
Rovi Corp *	14,750	230,690
Rudolph Technologies Inc *	6,671	103,601
Sanmina Corp *	16,434	440,596
ScanSource Inc *	5,658	209,968
SecureWorks Corp ‘A’ *	922	13,000
ServiceSource International Inc *	5,438	21,915
ShoreTel Inc *	11,613	77,691
Sigma Designs Inc *	8,351	53,697
Silicom Ltd (Israel)	898	26,850
Silicon Graphics International Corp *	1,347	6,775
Silver Spring Networks Inc *	402	4,884
Sonus Networks Inc *	9,246	80,348
Stratasys Ltd *	5,791	132,556
Super Micro Computer Inc *	6,794	168,831
Sykes Enterprises Inc *	8,766	253,863
SYNNEX Corp	6,583	624,200
Systemax Inc *	2,290	19,534
Tangoe Inc *	6,207	47,918
Tech Data Corp *	7,840	563,304
TechTarget Inc *	2,973	24,081
Telenav Inc *	7,339	37,429
Tessera Technologies Inc	3,764	115,329
The Rubicon Project Inc *	5,107	69,711
Travelport Worldwide Ltd	6,842	88,193
TTM Technologies Inc *	16,218	122,122
Ultra Clean Holdings Inc *	7,631	43,420
Ultratech Inc *	4,452	102,263
Unisys Corp *	4,217	30,700
United Online Inc *	3,157	34,727
USA Technologies Inc *	1,496	6,388
VASCO Data Security International Inc *	691	11,326
Veeco Instruments Inc *	8,899	147,368
Verint Systems Inc *	13,934	461,633
ViaSat Inc *	1,260	89,964

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-75

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Viavi Solutions Inc *	52,442	$347,691
Vishay Intertechnology Inc	30,492	377,796
Vishay Precision Group Inc *	2,655	35,630
Xcerra Corp *	11,688	67,206

		18,177,160

Materials - 4.4%

A Schulman Inc	6,429	156,996
AgroFresh Solutions Inc *	4,832	25,658
AK Steel Holding Corp *	53,165	247,749
Allegheny Technologies Inc	24,323	310,118
American Vanguard Corp	6,297	95,148
Ampco-Pittsburgh Corp	1,815	20,528
Axiall Corp	15,866	517,390
Boise Cascade Co *	1,414	32,451
Calgon Carbon Corp	11,221	147,556
Carpenter Technology Corp	10,370	341,484
Century Aluminum Co *	10,797	68,345
Chemtura Corp *	7,002	184,713
Cliffs Natural Resources Inc *	39,708	225,144
Coeur Mining Inc *	9,051	96,484
Commercial Metals Co	25,800	436,020
Ferroglobe PLC	14,631	125,973
FutureFuel Corp	5,666	61,646
GCP Applied Technologies Inc *	2,475	64,449
Gold Resource Corp	2,097	7,528
Greif Inc ‘A’	5,814	216,688
Greif Inc ‘B’	1,227	67,178
Handy & Harman Ltd *	650	17,024
Hawkins Inc	1,676	72,755
Haynes International Inc	2,769	88,830
Hecla Mining Co	85,450	435,795
Ingevity Corp *	1,880	63,995
Innophos Holdings Inc	496	20,936
Innospec Inc	5,271	242,413
Kaiser Aluminum Corp	2,019	182,538
KapStone Paper & Packaging Corp	18,043	234,739
KMG Chemicals Inc	1,067	27,731
Koppers Holdings Inc *	934	28,702
Kraton Performance Polymers Inc *	6,635	185,316
Kronos Worldwide Inc	5,299	27,820
Louisiana-Pacific Corp *	2,493	43,254
LSB Industries Inc *	4,677	56,498
Materion Corp	4,549	112,633
Minerals Technologies Inc	3,593	204,082
Olin Corp	37,073	920,893
Olympic Steel Inc	2,043	55,794
OMNOVA Solutions Inc *	4,044	29,319
PH Glatfelter Co	9,701	189,752
Quaker Chemical Corp	725	64,670
Rayonier Advanced Materials Inc	3,869	52,580
Ryerson Holding Corp *	2,451	42,892
Schnitzer Steel Industries Inc ‘A’	5,922	104,227
Schweitzer-Mauduit International Inc	5,503	194,146
Stepan Co	3,949	235,084
Stillwater Mining Co *	27,389	324,834
SunCoke Energy Inc	14,385	83,721
TerraVia Holdings Inc *	16,903	44,286
The Chemours Co	6,885	56,732
TimkenSteel Corp	9,051	87,071
Trecora Resources *	732	7,635
Tredegar Corp	5,585	90,030
Tronox Ltd ‘A’	14,757	65,078
UFP Technologies Inc *	1,350	30,429
United States Lime & Minerals Inc	404	23,832
Valhi Inc	4,719	7,409

		8,204,721

	Shares	Value
Telecommunication Services - 0.8%

ATN International Inc	2,311	$179,819
Boingo Wireless Inc *	3,510	31,309
Cincinnati Bell Inc *	47,660	217,806
Consolidated Communications Holdings Inc	3,458	94,196
FairPoint Communications Inc *	1,132	16,618
Globalstar Inc *	31,255	37,819
Hawaiian Telcom Holdco Inc *	1,437	30,450
IDT Corp ‘B’	1,636	23,215
Intelsat SA *	6,492	16,749
Iridium Communications Inc *	18,580	164,990
Lumos Networks Corp *	3,809	46,089
NII Holdings Inc *	12,305	39,130
ORBCOMM Inc *	1,246	12,398
pdvWireless Inc *	2,209	47,250
Spok Holdings Inc	4,424	84,786
Vonage Holdings Corp *	38,068	232,215
Windstream Holdings Inc	18,961	175,768

		1,450,607

Utilities - 7.5%

ALLETE Inc	11,086	716,488
American States Water Co	2,775	121,600
Artesian Resources Corp ‘A’	1,611	54,645
Atlantic Power Corp	28,256	70,075
Atlantica Yield PLC (Spain)	13,157	244,457
Avista Corp	14,167	634,682
Black Hills Corp	11,536	727,229
California Water Service Group	4,416	154,251
Chesapeake Utilities Corp	2,892	191,393
Connecticut Water Service Inc	1,854	104,195
Consolidated Water Co Ltd (Cayman)	3,043	39,742
Delta Natural Gas Co Inc	1,304	35,130
Dynegy Inc *	26,242	452,412
El Paso Electric Co	9,003	425,572
Genie Energy Ltd ‘B’ *	2,903	19,653
IDACORP Inc	11,272	916,977
MGE Energy Inc	4,172	235,781
Middlesex Water Co	523	22,688
New Jersey Resources Corp	17,641	680,060
Northwest Natural Gas Co	6,059	392,744
NorthWestern Corp	10,878	686,075
NRG Yield Inc ‘A’	8,158	124,165
NRG Yield Inc ‘C’	13,957	217,590
ONE Gas Inc	11,626	774,175
Ormat Technologies Inc	4,717	206,416
Otter Tail Corp	8,406	281,517
Pattern Energy Group Inc	2,554	58,665
PNM Resources Inc	17,863	633,065
Portland General Electric Co	20,025	883,503
SJW Corp	3,615	142,359
South Jersey Industries Inc	17,876	565,239
Southwest Gas Corp	9,506	748,217
Spire Inc	10,019	709,746
Talen Energy Corp *	18,882	255,851
TerraForm Global Inc ‘A’ *	20,446	66,654
TerraForm Power Inc ‘A’ *	19,586	213,487
The Empire District Electric Co	9,818	333,517
The York Water Co	295	9,452
Unitil Corp	3,077	131,296
Vivint Solar Inc *	5,337	16,385
WGL Holdings Inc	10,720	758,869

		14,056,017

Total Common Stocks (Cost $180,420,578)		180,758,235

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-76

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 3.0%

iShares Russell 2000 Value	57,353	$5,580,447

Total Exchange-Traded Fund (Cost $5,360,745)		5,580,447

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $1,286,907; collateralized by U.S. Treasury Notes: 2.000% due 07/31/22 and value $1,317,188)	$1,286,906	1,286,906

Total Short-Term Investment (Cost $1,286,906)		1,286,906

TOTAL INVESTMENTS - 99.8% (Cost $187,068,229)		187,643,537

OTHER ASSETS & LIABILITIES, NET - 0.2%		364,002

NET ASSETS - 100.0%		$188,007,539

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	39.6%
Industrials	11.7%
Consumer Discretionary	10.3%
Information Technology	9.7%
Utilities	7.5%
Energy	4.9%
Health Care	4.4%
Materials	4.4%
Exchange-Traded Fund	3.0%
Others (each less than 3.0%)	4.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Investments with a total aggregate value of $34,823 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/16)	14	($21,144)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$17,949	$-	$-	$17,949
	Common Stocks
	Consumer Discretionary	19,404,070	19,404,070	-	-
	Consumer Staples	5,367,230	5,367,230	-	-
	Energy	9,212,034	9,212,034	-	-
	Financials	74,488,017	74,471,143	-	16,874
	Health Care	8,391,623	8,391,623	-	-
	Industrials	22,006,756	22,006,756	-	-
	Information Technology	18,177,160	18,177,160	-	-
	Materials	8,204,721	8,204,721	-	-
	Telecommunication Services	1,450,607	1,450,607	-	-
	Utilities	14,056,017	14,056,017	-	-

	Total Common Stocks	180,758,235	180,741,361	-	16,874

	Exchange-Traded Fund	5,580,447	5,580,447	-	-
	Short-Term Investment	1,286,906	-	1,286,906	-

	Total Assets	187,643,537	186,321,808	1,286,906	34,823

Liabilities	Derivatives:
	Equity Contracts
	Futures	(21,144)	(21,144)	-	-

	Total Liabilities	(21,144)	(21,144)	-	-

	Total	$187,622,393	$186,300,664	$1,286,906	$34,823

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-77

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Chile - 0.0%

Empresa Nacional de Telecomunicaciones SA Exp 07/22/16 *	1,921	$1,857

Thailand - 0.0%

Berli Jucker PCL Exp 07/21/16 *	36,800	6,022

Total Rights (Cost $0)		7,879

WARRANTS - 0.0%

Thailand - 0.0%

Banpu PCL Exp 06/05/17 *	19,350	5,066

Total Warrants (Cost $0)		5,066

PREFERRED STOCKS - 2.7%

Brazil - 2.4%

Banco Bradesco SA	70,717	554,324
Braskem SA ADR	5,100	60,435
Centrais Eletricas Brasileiras SA ‘B’ *	7,500	41,115
Cia Brasileira de Distribuicao	6,144	89,340
Cia Brasileira de Distribuicao ADR	874	12,717
Cia Energetica de Minas Gerais	29,861	67,674
Gerdau SA	21,761	39,900
Itau Unibanco Holding SA	109,604	1,033,839
Itau Unibanco Holding SA ADR	5,473	51,665
Lojas Americanas SA	33,433	167,358
Petroleo Brasileiro SA *	129,482	379,703
Petroleo Brasileiro SA ADR *	24,452	142,066
Suzano Papel e Celulose SA ‘A’	25,893	91,326
Telefonica Brasil SA	9,000	123,276
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	1,005	616
Vale SA	53,547	217,202

		3,072,556

Chile - 0.1%

Embotelladora Andina SA ‘B’	4,987	17,760
Sociedad Quimica y Minera de Chile SA ‘B’	2,521	62,367

		80,127

Colombia - 0.2%

Banco Davivienda SA	6,297	57,950
Bancolombia SA ADR	3,521	122,953
Grupo Aval Acciones y Valores SA	108,725	43,924
Grupo de Inversiones Suramericana SA	2,967	38,173

		263,000

Total Preferred Stocks (Cost $4,714,958)		3,415,683

COMMON STOCKS - 96.5%

Brazil - 5.7%

AES Tiete Energia SA	4,200	19,338
Ambev SA	140,040	830,483
Ambev SA ADR	57,004	336,894
Banco Bradesco SA	31,288	263,079

	Shares	Value
Banco do Brasil SA	40,399	$216,062
Banco Santander Brasil SA	18,000	101,871
BB Seguridade Participacoes SA	25,409	222,347
BM&FBovespa SA	68,347	382,980
BRF SA	26,886	377,725
BRF SA ADR	4,948	68,926
CCR SA	45,272	236,768
Centrais Eletricas Brasileiras SA *	12,500	49,964
CETIP SA	7,800	106,329
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	60,653
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,126	90,729
Cia Energetica de Minas Gerais	5,100	11,272
Cia Siderurgica Nacional SA *	30,107	73,292
Cia Siderurgica Nacional SA ADR *	8,700	21,315
Cielo SA	45,062	474,987
Cosan SA Industria e Comercio	7,176	74,412
CPFL Energia SA	5,500	35,254
CPFL Energia SA ADR	1,920	24,691
Embraer SA ADR	6,315	137,162
Equatorial Energia SA	3,600	54,522
Fibria Celulose SA	5,500	36,863
Fibria Celulose SA ADR	8,890	60,096
Gerdau SA	1,800	2,404
Hypermarcas SA	15,156	110,121
Itau Unibanco Holding SA	10,315	83,553
JBS SA	40,672	126,613
Klabin SA	15,482	74,318
Kroton Educacional SA	29,498	124,886
Lojas Americanas SA	6,243	22,058
Lojas Renner SA	34,895	257,343
Multiplan Empreendimentos Imobiliarios SA	2,700	50,650
Natura Cosmeticos SA	8,421	66,848
Odontoprev SA	7,400	30,661
Petroleo Brasileiro SA *	106,607	381,984
Petroleo Brasileiro SA ADR *	13,494	96,617
Porto Seguro SA	9,600	79,943
Qualicorp SA	7,800	45,188
Raia Drogasil SA	10,700	210,316
Telefonica Brasil SA ADR	2,089	28,410
Tim Participacoes SA *	51,700	110,086
TOTVS SA	5,028	47,802
Tractebel Energia SA	7,400	88,253
Ultrapar Participacoes SA	13,647	302,101
Ultrapar Participacoes SA ADR	2,899	63,807
Vale SA	38,800	196,518
WEG SA	27,595	118,032

		7,086,526

Chile - 1.5%

AES Gener SA	91,534	44,769
Aguas Andinas SA ‘A’	94,304	54,094
Banco de Chile	339,317	36,363
Banco de Chile ADR	716	45,924
Banco de Credito e Inversiones	2,197	94,934
Banco Santander Chile	1,315,411	63,438
Banco Santander Chile ADR	4,061	78,662
Cencosud SA	57,956	165,390
Cia Cervecerias Unidas SA	1,697	19,853
Cia Cervecerias Unidas SA ADR	2,000	46,680
Colbun SA	330,373	80,068
Empresa Nacional de Electricidad SA	31,355	28,979
Empresa Nacional de Electricidad SA ADR	3,841	106,511
Empresa Nacional de Telecomunicaciones SA *	7,009	63,498
Empresas CMPC SA	62,043	129,106
Empresas COPEC SA	9,962	87,628
Endesa Americas SA	31,355	14,442
Endesa Americas SA ADR	3,841	52,852

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-78

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Enersis Americas SA ADR	15,621	$134,028
Enersis Chile SA ADR	15,621	91,070
Engie Energia Chile SA	6,662	11,354
Inversiones Aguas Metropolitanas SA	15,078	24,018
Itau CorpBanca	8,315,556	70,582
Latam Airlines Group SA *	12,460	82,468
Latam Airlines Group SA ADR *	10,513	69,386
Parque Arauco SA	810	1,639
SACI Falabella	11,381	86,802
Sigdo Koppers SA	8,610	11,057
Sociedad Quimica y Minera de Chile SA ADR	2,432	60,119
SONDA SA	17,471	32,066

		1,887,780

China - 14.1%

AAC Technologies Holdings Inc	18,000	153,884
Agricultural Bank of China Ltd ‘H’	451,000	165,708
Air China Ltd ‘H’	58,000	39,874
Alibaba Health Information Technology Ltd *	32,000	23,618
Aluminum Corp of China Ltd ‘H’ *	80,000	25,345
Angang Steel Co Ltd ‘H’ *	72,000	32,409
Anhui Conch Cement Co Ltd ‘H’	35,500	85,953
ANTA Sports Products Ltd	21,000	42,318
AviChina Industry & Technology Co Ltd ‘H’	66,000	46,112
Bank of China Ltd ‘H’	1,477,400	593,779
Bank of Communications Co Ltd ‘H’	192,925	122,722
BBMG Corp ‘H’ *	73,000	22,018
Beijing Capital International Airport Co Ltd ‘H’	48,000	52,277
Beijing Enterprises Holdings Ltd	14,500	82,203
Beijing Enterprises Water Group Ltd	78,000	47,236
Belle International Holdings Ltd	160,000	94,170
Brilliance China Automotive Holdings Ltd	72,000	74,338
BYD Co Ltd ‘H’ *	17,000	102,651
China CITIC Bank Corp Ltd ‘H’	155,000	94,812
China Coal Energy Co Ltd ‘H’ *	58,000	30,389
China Communications Construction Co Ltd ‘H’	85,000	92,147
China Communications Services Corp Ltd ‘H’	74,000	38,784
China Conch Venture Holdings Ltd	25,500	50,708
China Construction Bank Corp ‘H’	1,968,340	1,312,170
China Eastern Airlines Corp Ltd ‘H’ *	50,000	25,070
China Everbright Bank Co Ltd ‘H’	127,000	58,341
China Everbright International Ltd	63,000	70,443
China Galaxy Securities Co Ltd ‘H’	121,500	109,649
China Hongqiao Group Ltd	61,500	41,452
China Huishan Dairy Holdings Co Ltd	88,000	35,928
China International Marine Containers Group Co Ltd ‘H’	10,400	12,850
China Jinmao Holdings Group Ltd	52,000	14,714
China Life Insurance Co Ltd ‘H’	109,000	235,017
China Longyuan Power Group Corp Ltd ‘H’	83,000	69,288
China Machinery Engineering Corp ‘H’	22,000	14,386
China Medical System Holdings Ltd	15,000	22,989
China Mengniu Dairy Co Ltd	55,000	96,218
China Merchants Bank Co Ltd ‘H’	94,300	212,752
China Merchants Holdings International Co Ltd	40,528	108,493
China Minsheng Banking Corp Ltd ‘H’	136,500	132,602
China Mobile Ltd	43,000	496,831
China Mobile Ltd ADR	18,350	1,062,465
China National Building Material Co Ltd ‘H’	112,000	49,257
China Oilfield Services Ltd ‘H’	60,000	46,617
China Overseas Land & Investment Ltd	70,000	223,150
China Pacific Insurance Group Co Ltd ‘H’	36,400	123,365
China Petroleum & Chemical Corp ‘H’	552,400	399,175
China Power International Development Ltd	100,000	36,914
China Railway Construction Corp Ltd ‘H’	51,000	64,249

	Shares	Value
China Railway Group Ltd ‘H’	87,000	$65,388
China Resources Beer Holdings Co Ltd	28,000	61,201
China Resources Gas Group Ltd	18,000	54,740
China Resources Land Ltd	72,444	170,710
China Resources Power Holdings Co Ltd	36,000	54,027
China Shenhua Energy Co Ltd ‘H’	53,000	98,575
China Shipping Container Lines Co Ltd ‘H’ *	112,000	23,384
China Shipping Development Co Ltd ‘H’	42,000	23,870
China Southern Airlines Co Ltd ‘H’	90,000	50,918
China State Construction International Holdings Ltd	22,000	29,191
China Taiping Insurance Holdings Co Ltd *	50,834	95,663
China Telecom Corp Ltd ‘H’	152,000	68,357
China Telecom Corp Ltd ADR	1,644	73,964
China Unicom Hong Kong Ltd	352,000	367,045
China Unicom Hong Kong Ltd ADR	11,625	121,016
China Vanke Co Ltd ‘H’	36,100	71,291
Chongqing Rural Commercial Bank Co Ltd ‘H’	94,000	47,875
CITIC Ltd	145,000	211,964
CITIC Securities Co Ltd ‘H’	65,500	145,338
CNOOC Ltd	36,000	44,936
CNOOC Ltd ADR	3,621	451,394
COSCO Pacific Ltd	51,511	51,430
Country Garden Holdings Co Ltd	203,580	86,096
CRRC Corp Ltd ‘H’	83,000	74,638
CSPC Pharmaceutical Group Ltd	114,000	101,855
Datang International Power Generation Co Ltd ‘H’	64,000	17,930
Dongfeng Motor Group Co Ltd ‘H’	76,000	80,108
ENN Energy Holdings Ltd	22,000	108,966
Evergrande Real Estate Group Ltd	269,000	165,950
Far East Horizon Ltd	44,000	34,366
Fosun International Ltd	38,792	50,447
Geely Automobile Holdings Ltd	145,000	79,089
GF Securities Co Ltd ‘H’	24,800	56,880
Great Wall Motor Co Ltd ‘H’ *	107,500	89,877
Guangdong Investment Ltd	62,000	94,648
Guangshen Railway Co Ltd ‘H’	24,000	11,450
Guangzhou Automobile Group Co Ltd ‘H’	32,000	38,400
Guangzhou R&F Properties Co Ltd ‘H’	56,800	72,006
Haitong Securities Co Ltd ‘H’	73,200	124,724
Hanergy Thin Film Power Group Ltd * +	122,000	3,383
Hengan International Group Co Ltd	17,500	146,575
Huadian Power International Corp Ltd ‘H’	64,000	30,674
Huaneng Power International Inc ‘H’	116,000	72,050
Huaneng Renewables Corp Ltd ‘H’	154,000	51,543
Huatai Securities Co Ltd ‘H’ ~	13,400	28,858
Huishang Bank Corp Ltd ‘H’	40,000	18,124
Industrial & Commercial Bank of China Ltd ‘H’	1,678,045	935,793
Jiangsu Expressway Co Ltd ‘H’	46,000	64,238
Jiangxi Copper Co Ltd ‘H’	44,000	49,379
Kunlun Energy Co Ltd	158,000	131,485
Lenovo Group Ltd	252,000	153,174
Longfor Properties Co Ltd *	53,500	69,801
Metallurgical Corp of China Ltd ‘H’	69,000	21,278
Minth Group Ltd	4,000	12,915
New China Life Insurance Co Ltd ‘H’	19,900	71,254
PetroChina Co Ltd ‘H’	426,000	293,615
PICC Property & Casualty Co Ltd ‘H’	104,894	165,380
Ping An Insurance Group Co of China Ltd ‘H’	125,000	553,834
Qinqin Foodstuffs Group Cayman Co Ltd * +	3,500	4,963
Semiconductor Manufacturing International Corp *	587,000	47,282
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	32,000	18,337
Shanghai Electric Group Co Ltd ‘H’ *	46,000	19,463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-79

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	$9,804
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	13,800	30,600
Shenzhen International Holdings Ltd	15,500	22,539
Shenzhou International Group Holdings Ltd	10,000	48,357
Sihuan Pharmaceutical Holdings Group Ltd	72,000	13,753
Sino-Ocean Group Holding Ltd	144,036	62,707
Sinopec Engineering Group Co Ltd ‘H’	22,500	20,416
Sinopec Oilfield Service Corp ‘H’ *	50,000	9,620
Sinopec Shanghai Petrochemical Co Ltd ‘H’	56,000	25,766
Sinopharm Group Co Ltd ‘H’	42,400	203,676
SOHO China Ltd	38,000	18,346
Sunny Optical Technology Group Co Ltd	12,000	42,250
Tencent Holdings Ltd	122,500	2,810,109
The People’s Insurance Co Group of China Ltd ‘H’	257,000	98,941
Tingyi Cayman Islands Holding Corp	68,000	64,570
TravelSky Technology Ltd ‘H’	30,000	57,997
Tsingtao Brewery Co Ltd ‘H’	6,000	20,860
Want Want China Holdings Ltd	131,000	92,738
Weichai Power Co Ltd ‘H’	40,400	41,597
Yanzhou Coal Mining Co Ltd ‘H’	56,000	36,485
Zhejiang Expressway Co Ltd ‘H’	50,000	47,301
Zhuzhou CRRC Times Electric Co Ltd *	8,000	44,433
Zijin Mining Group Co Ltd ‘H’	112,000	37,622
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	12,751
ZTE Corp ‘H’	11,600	14,755

		17,708,938

Colombia - 0.5%

Almacenes Exito SA	8,809	42,825
Banco de Bogota SA	1,231	24,655
Bancolombia SA	10,505	85,597
Cementos Argos SA (BOG)	14,128	57,656
Cemex Latam Holdings SA *	2,662	11,483
Corp Financiera Colombiana SA	1,949	25,469
Ecopetrol SA *	69,336	33,115
Ecopetrol SA ADR *	6,782	64,836
Empresa de Energia de Bogota SA ESP	42,482	25,962
Grupo Argos SA	7,791	49,346
Grupo de Inversiones Suramericana SA	7,295	95,656
Grupo Nutresa SA	6,901	59,302
Interconexion Electrica SA ESP	22,633	69,273

		645,175

Cyprus - 0.0%

Globaltrans Investment PLC GDR	371	1,454

Czech Republic - 0.2%

CEZ AS	6,513	111,112
Komercni banka AS	2,300	86,236
O2 Czech Republic AS	1,304	11,604
Unipetrol AS	1,776	12,738

		221,690

Egypt - 0.2%

Commercial International Bank Egypt SAE GDR	48,112	171,134
Global Telecom Holding SAE GDR *	16,470	30,470

		201,604

Greece - 0.2%

Alpha Bank AE *	1,371	2,569
FF Group	1,448	26,948
Hellenic Petroleum SA *	3,272	13,909
Hellenic Telecommunications Organization SA	8,164	74,592

	Shares	Value
JUMBO SA *	3,234	$42,546
Motor Oil Hellas Corinth Refineries SA	181	1,966
Mytilineos Holdings SA	3,748	15,939
National Bank of Greece SA *	4,232	939
OPAP SA	9,355	65,200
Piraeus Bank SA *	635	118
Public Power Corp SA	4,036	11,112
Titan Cement Co SA	1,910	39,213

		295,051

Hong Kong - 0.4%

Alibaba Pictures Group Ltd *	180,000	42,121
China Gas Holdings Ltd	48,000	73,472
China Overseas Property Holdings Ltd	38,666	5,754
China Resources Cement Holdings Ltd	50,000	16,119
Fullshare Holdings Ltd	15,000	6,667
GCL-Poly Energy Holdings Ltd *	286,000	37,591
Haier Electronics Group Co Ltd	38,000	58,061
Lee & Man Paper Manufacturing Ltd	30,000	22,412
Nine Dragons Paper Holdings Ltd	17,000	13,034
Shimao Property Holdings Ltd	92,426	117,511
Sino Biopharmaceutical Ltd	114,000	74,821
Sun Art Retail Group Ltd	99,500	69,967

		537,530

Hungary - 0.4%

Magyar Telekom Telecommunications PLC	23,891	37,471
MOL Hungarian Oil & Gas PLC	3,425	198,276
OTP Bank PLC	6,455	144,446
Richter Gedeon Nyrt	6,946	138,157

		518,350

India - 12.4%

3M India Ltd *	61	11,607
ABB India Ltd	264	4,793
ACC Ltd	2,300	55,184
Adani Enterprises Ltd	9,742	12,567
Adani Ports & Special Economic Zone Ltd	43,557	134,060
Adani Power Ltd *	28,871	13,096
Adani Transmission Ltd *	9,742	5,621
Aditya Birla Fashion & Retail Ltd *	18,798	39,963
Aditya Birla Nuvo Ltd	3,615	65,600
Amara Raja Batteries Ltd	2,057	26,533
Ambuja Cements Ltd	16,123	61,068
Apollo Hospitals Enterprise Ltd	3,800	74,236
Ashok Leyland Ltd	56,797	83,055
Asian Paints Ltd	15,248	227,008
Aurobindo Pharma Ltd	13,033	143,776
Axis Bank Ltd	52,177	414,608
Bajaj Auto Ltd	4,412	176,255
Bajaj Finance Ltd	1,008	119,555
Bajaj Finserv Ltd	3,334	114,994
Bajaj Holdings & Investment Ltd	1,540	38,070
Bank of Baroda *	23,285	53,382
Berger Paints India Ltd	4,850	19,899
Bharat Forge Ltd	6,522	73,719
Bharat Heavy Electricals Ltd	34,275	65,127
Bharat Petroleum Corp Ltd	3,495	55,612
Bharti Airtel Ltd	39,044	212,743
Blue Dart Express Ltd	164	14,501
Bosch Ltd	174	58,490
Britannia Industries Ltd	431	17,656
Cadila Healthcare Ltd	9,220	44,943
Cairn India Ltd	17,997	37,701
Canara Bank *	3,000	9,755
Castrol India Ltd	5,177	29,116
Cipla Ltd	14,351	106,813
Colgate-Palmolive India Ltd	2,824	38,538
Container Corp of India Ltd	2,784	59,133
CRISIL Ltd	512	15,292

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-80

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Cummins India Ltd	2,832	$35,663
Dabur India Ltd	18,862	86,399
Divi’s Laboratories Ltd	4,904	80,825
DLF Ltd	19,173	42,879
Dr Reddy’s Laboratories Ltd	4,211	212,391
Dr Reddy’s Laboratories Ltd ADR	2,800	143,444
Eicher Motors Ltd	469	133,965
Emami Ltd	2,555	41,765
GAIL India Ltd	14,230	81,435
GAIL India Ltd GDR	280	9,002
GlaxoSmithKline Consumer Healthcare Ltd	576	50,486
GlaxoSmithKline Pharmaceuticals Ltd	313	16,172
Glenmark Pharmaceuticals Ltd	6,946	82,524
Godrej Consumer Products Ltd	5,182	123,452
Havells India Ltd	13,558	72,477
HCL Technologies Ltd	29,373	318,831
HDFC Bank Ltd	34,344	600,492
Hero MotoCorp Ltd	4,335	204,735
Hindalco Industries Ltd	42,940	78,748
Hindustan Petroleum Corp Ltd	2,394	35,409
Hindustan Unilever Ltd	32,504	433,556
Housing Development Finance Corp Ltd	45,298	843,926
ICICI Bank Ltd	96,316	344,727
ICICI Bank Ltd ADR	4,159	29,862
IDBI Bank Ltd	13,230	13,730
Idea Cellular Ltd	89,649	142,061
IDFC Bank Ltd *	16,783	11,297
IDFC Ltd	16,783	11,866
Indiabulls Housing Finance Ltd	19,168	191,334
Indian Oil Corp Ltd	24,335	159,256
IndusInd Bank Ltd	11,380	188,058
Infosys Ltd	62,098	1,077,671
Infosys Ltd ADR	13,064	233,192
ITC Ltd	93,880	513,983
JSW Energy Ltd	26,629	33,132
JSW Steel Ltd	9,048	196,963
Kotak Mahindra Bank Ltd	17,155	194,581
Larsen & Toubro Ltd	6,414	142,850
LIC Housing Finance Ltd	18,424	135,590
Lupin Ltd	9,856	225,479
Mahindra & Mahindra Financial Services Ltd	7,395	36,705
Mahindra & Mahindra Ltd	17,779	377,657
Marico Ltd	12,190	47,691
Maruti Suzuki India Ltd	4,375	271,977
Max Financial Services Ltd	1,660	13,138
Max India Ltd * +	1,660	3,085
Max Ventures & Industries Ltd *	332	311
Motherson Sumi Systems Ltd	12,865	55,497
MRF Ltd	89	43,724
Nestle India Ltd	1,075	103,742
NHPC Ltd	64,839	24,222
NTPC Ltd	39,519	91,718
Oil & Natural Gas Corp Ltd	20,025	64,417
Oil India Ltd	4,590	24,027
Oracle Financial Services Software Ltd	841	43,165
Page Industries Ltd	208	43,282
Petronet LNG Ltd	9,572	41,814
Pidilite Industries Ltd	3,936	42,092
Power Finance Corp Ltd	21,463	54,125
Power Grid Corp of India Ltd	50,331	121,862
Procter & Gamble Hygiene & Health Care Ltd	285	26,446
Reliance Communications Ltd *	45,521	34,505
Reliance Industries Ltd	30,092	433,467
Reliance Industries Ltd GDR ~	424	12,105
Reliance Infrastructure Ltd	4,091	33,204
Reliance Power Ltd	15,483	11,806
Rural Electrification Corp Ltd	18,773	48,373
Shree Cement Ltd	304	65,674
Shriram Transport Finance Co Ltd	5,184	92,702

	Shares	Value
Siemens Ltd	805	$15,655
State Bank of India	45,363	147,771
Sun Pharmaceutical Industries Ltd	28,952	328,269
Sun TV Network Ltd	2,254	12,190
Tata Consultancy Services Ltd	21,054	797,928
Tata Global Beverages Ltd	2,671	5,198
Tata Motors Ltd *	30,172	206,551
Tata Motors Ltd ADR *	3,376	117,046
Tata Power Co Ltd	60,630	66,020
Tata Steel Ltd	19,553	93,779
Tech Mahindra Ltd	18,208	136,882
Titan Co Ltd	14,324	86,391
Torrent Pharmaceuticals Ltd	2,397	48,843
TVS Motor Co Ltd	2,603	11,979
UltraTech Cement Ltd	1,600	81,092
United Breweries Ltd	2,860	31,925
United Spirits Ltd *	1,444	53,578
UPL Ltd	20,744	169,656
Vedanta Ltd	71,582	141,342
Vedanta Ltd ADR	3,338	26,270
Wipro Ltd	21,730	180,109
Wockhardt Ltd *	2,044	28,397
Yes Bank Ltd	5,984	98,595
Zee Entertainment Enterprises Ltd	10,667	72,405

		15,528,681

Indonesia - 3.2%

P.T. Alam Sutera Realty Tbk	344,500	12,595
P.T. Astra Agro Lestari Tbk *	32,388	36,335
P.T. Astra International Tbk	552,100	311,253
P.T. Bank Central Asia Tbk	388,200	393,075
P.T. Bank Danamon Indonesia Tbk	99,000	26,600
P.T. Bank Mandiri Persero Tbk	240,729	174,205
P.T. Bank Negara Indonesia Persero Tbk	322,500	127,803
P.T. Bank Pan Indonesia Tbk *	133,300	7,807
P.T. Bank Rakyat Indonesia Persero Tbk	465,300	382,864
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	3,085
P.T. Bumi Serpong Damai Tbk	255,000	41,034
P.T. Charoen Pokphand Indonesia Tbk	220,700	63,178
P.T. Ciputra Development Tbk	959,656	105,920
P.T. Global Mediacom Tbk	344,000	25,758
P.T. Gudang Garam Tbk	16,200	84,761
P.T. Indo Tambangraya Megah Tbk	28,700	20,520
P.T. Indocement Tunggal Prakarsa Tbk	30,700	39,481
P.T. Indofood CBP Sukses Makmur Tbk	48,000	63,101
P.T. Indofood Sukses Makmur Tbk	334,500	184,048
P.T. Indosat Tbk *	30,500	14,716
P.T. Jasa Marga Persero Tbk	97,200	38,995
P.T. Kalbe Farma Tbk	831,800	96,799
P.T. Lippo Karawaci Tbk	665,900	57,849
P.T. Matahari Department Store Tbk	106,000	161,555
P.T. Matahari Putra Prima Tbk	21,100	2,488
P.T. Mayora Indah Tbk	7,583	22,354
P.T. Media Nusantara Citra Tbk	211,800	35,533
P.T. MNC Investama Tbk *	545,500	6,875
P.T. Pakuwon Jati Tbk	1,580,200	74,176
P.T. Pembangunan Perumahan Persero Tbk	20,100	5,958
P.T. Perusahaan Gas Negara Persero Tbk	400,600	71,430
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	110,700	11,635
P.T. Semen Indonesia Persero Tbk	152,400	108,551
P.T. Summarecon Agung Tbk	582,400	80,538
P.T. Surya Citra Media Tbk	211,400	53,122
P.T. Tambang Batubara Bukit Asam Persero Tbk	71,600	42,121
P.T. Telekomunikasi Indonesia Persero Tbk	572,300	174,120
P.T. Telekomunikasi Indonesia Persero Tbk ADR	5,480	336,801

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-81

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
P.T. Tower Bersama Infrastructure Tbk	63,000	$31,581
P.T. Trada Maritime Tbk *	392,600	1,486
P.T. Unilever Indonesia Tbk	65,200	222,836
P.T. United Tractors Tbk	178,796	201,730
P.T. Vale Indonesia Tbk *	75,500	10,523
P.T. Waskita Karya Persero Tbk	106,000	20,578
P.T. XL Axiata Tbk *	205,000	56,990

		4,044,763

Malaysia - 4.2%

Aeon Co M Bhd	28,400	18,425
AirAsia Bhd	76,100	49,272
Alliance Financial Group Bhd	47,300	47,354
AMMB Holdings Bhd	153,600	169,518
Astro Malaysia Holdings Bhd	60,500	43,970
Axiata Group Bhd	97,698	136,739
Batu Kawan Bhd	4,200	18,572
Berjaya Sports Toto Bhd	43,798	33,026
BIMB Holdings Bhd	32,700	31,633
Boustead Holdings Bhd	4,620	3,106
British American Tobacco Malaysia Bhd	4,700	61,439
Bumi Armada Bhd *	114,550	20,691
Bursa Malaysia Bhd	6,300	13,377
Cahya Mata Sarawak Bhd	15,700	13,962
Carlsberg Brewery Malaysia Bhd ‘B’	9,600	31,480
CIMB Group Holdings Bhd	124,401	135,312
Dialog Group Bhd	82,252	31,487
DiGi.Com Bhd	138,700	164,618
DRB-Hicom Bhd	28,100	6,287
Felda Global Ventures Holdings Bhd	82,200	30,902
Gamuda Bhd	52,800	63,651
Genting Bhd	170,500	347,291
Genting Malaysia Bhd	92,200	101,942
Genting Plantations Bhd	8,800	23,181
HAP Seng Consolidated Bhd	26,700	51,128
Hartalega Holdings Bhd	44,800	48,117
Heineken Malaysia Bhd	2,300	8,629
Hong Leong Bank Bhd	21,172	69,449
Hong Leong Financial Group Bhd	22,236	81,141
IHH Healthcare Bhd	55,300	90,532
IJM Corp Bhd	128,900	111,647
IOI Corp Bhd	127,546	137,060
IOI Properties Group Bhd	87,125	50,786
Kuala Lumpur Kepong Bhd	10,400	60,149
Lafarge Malaysia Bhd	16,800	32,629
Malayan Banking Bhd	159,844	323,341
Malaysia Airports Holdings Bhd	50,000	76,056
Maxis Bhd	83,700	122,387
MISC Bhd	69,160	127,976
MMC Corp Bhd	46,400	23,205
Petronas Chemicals Group Bhd	109,300	179,207
Petronas Dagangan Bhd	10,900	63,267
Petronas Gas Bhd	21,000	114,948
PPB Group Bhd	22,000	90,383
Press Metal Bhd	28,400	26,036
Public Bank Bhd	105,270	507,239
QL Resources Bhd	28,600	31,172
RHB Bank Bhd	45,362	57,707
SapuraKencana Petroleum Bhd	338,300	124,314
Sime Darby Bhd	89,109	167,886
SP Setia Bhd Group	13,900	9,999
Sunway Bhd	31,700	23,589
Telekom Malaysia Bhd	30,692	51,659
Tenaga Nasional Bhd	112,100	392,511
Top Glove Corp Bhd	28,300	32,291
UEM Sunrise Bhd	41,900	10,755
UMW Holdings Bhd	40,400	57,577
Westports Holdings Bhd	60,500	63,152
YTL Corp Bhd	473,508	196,531
YTL Power International Bhd	57,750	20,198

		5,231,888

	Shares	Value
Mexico - 5.4%

Alfa SAB de CV ‘A’	228,977	$394,266
America Movil SAB de CV ‘L’	1,074,116	659,185
America Movil SAB de CV ‘L’ ADR	5,660	69,392
Arca Continental SAB de CV	21,295	152,643
Cemex SAB de CV *	527,210	325,856
Coca-Cola Femsa SAB de CV ‘L’	11,720	97,202
Coca-Cola Femsa SAB de CV ADR	1,206	100,050
El Puerto de Liverpool SAB de CV ‘C1’	5,511	58,183
Fomento Economico Mexicano SAB de CV	35,085	324,664
Fomento Economico Mexicano SAB de CV ADR	2,202	203,663
Gruma SAB de CV ‘B’	14,549	209,928
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	3,400	34,929
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,261	129,416
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	62,800
Grupo Aeroportuario del Sureste SAB de CV ADR	626	99,878
Grupo Bimbo SAB de CV ‘A’	80,402	251,639
Grupo Carso SAB de CV ‘A1’	19,967	85,230
Grupo Elektra SAB de CV	3,664	51,239
Grupo Financiero Banorte SAB de CV ‘O’	87,733	491,966
Grupo Financiero Inbursa SAB de CV ‘O’	100,897	171,082
Grupo Financiero Santander Mexico SAB de CV ‘B’	76,752	139,125
Grupo Lala SAB de CV	28,003	61,451
Grupo Mexico SAB de CV ‘B’	189,767	447,260
Grupo Sanborns SAB de CV	6,971	9,288
Grupo Televisa SAB	136,880	714,477
Grupo Televisa SAB ADR	4,494	117,024
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	20,585	30,085
Industrias Penoles SAB de CV	7,402	176,328
Infraestructura Energetica Nova SAB de CV	8,572	36,116
Kimberly-Clark de Mexico SAB de CV ‘A’	71,000	167,495
La Comer SAB de CV *	28,445	28,005
Megacable Holdings SAB de CV	17,211	69,729
Mexichem SAB de CV	76,436	161,589
OHL Mexico SAB de CV *	19,300	23,541
Organizacion Soriana SAB de CV ‘B’ *	24,633	58,381
Promotora y Operadora de Infraestructura SAB de CV	8,700	107,778
Telesites SAB de CV *	59,366	36,725
Wal-Mart de Mexico SAB de CV	192,480	462,288

		6,819,896

Netherlands - 0.6%

Steinhoff International Holdings NV	113,052	648,542
VimpelCom Ltd ADR	22,832	88,588

		737,130

Peru - 0.4%

Cia de Minas Buenaventura SAA ADR *	8,218	98,205
Credicorp Ltd	2,650	408,975
Grana y Montero SAA ADR	1,724	12,309

		519,489

Philippines - 2.0%

Aboitiz Equity Ventures Inc	73,620	122,244
Aboitiz Power Corp	50,900	49,965
Alliance Global Group Inc	156,400	49,341
Ayala Corp	5,360	96,989
Ayala Land Inc	198,600	164,744
Bank of the Philippine Islands	37,147	76,918
BDO Unibank Inc	77,133	184,277
DMCI Holdings Inc	364,150	97,984

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-82

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Emperador Inc *	61,300	$9,429
Energy Development Corp	583,200	68,832
First Gen Corp	55,200	29,329
Globe Telecom Inc	1,415	71,529
GT Capital Holdings Inc	3,505	107,750
International Container Terminal Services Inc	36,630	48,041
JG Summit Holdings Inc	80,900	147,793
Jollibee Foods Corp	15,970	82,362
LT Group Inc	131,900	44,632
Manila Electric Co	11,550	76,292
Megaworld Corp	589,000	58,605
Metro Pacific Investments Corp	714,200	106,357
Metropolitan Bank & Trust Co	21,841	42,066
Petron Corp	135,200	32,126
Philippine Long Distance Telephone Co	4,350	198,825
Philippine National Bank *	15,007	18,350
Puregold Price Club Inc	22,000	19,710
Robinsons Land Corp	84,400	53,124
Robinsons Retail Holdings Inc	15,840	29,112
San Miguel Corp	34,960	58,439
Security Bank Corp	5,390	22,050
Semirara Mining & Power Corp	11,270	30,074
SM Investments Corp	4,288	88,648
SM Prime Holdings Inc	111,900	65,372
Top Frontier Investment Holdings Inc *	1,506	6,242
Universal Robina Corp	36,510	161,929

		2,519,480

Poland - 1.4%

Alior Bank SA *	1,292	17,196
Alior Bank SA - Allotment *	1,004	13,333
Asseco Poland SA	812	10,769
Bank Handlowy w Warszawie SA	1,003	18,269
Bank Millennium SA *	27,559	32,693
Bank Pekao SA	3,765	131,452
Bank Zachodni WBK SA	1,407	94,089
CCC SA	520	21,133
Cyfrowy Polsat SA *	8,700	48,671
Enea SA *	12,017	30,212
Energa SA	5,420	13,099
Eurocash SA	2,180	25,544
Getin Noble Bank SA *	46,578	5,101
Grupa Azoty SA	2,356	41,189
Grupa Lotos SA *	5,099	39,444
ING Bank Slaski SA	1,403	43,903
KGHM Polska Miedz SA	5,605	94,594
LPP SA	32	41,055
mBank SA *	936	73,632
Orange Polska SA	30,618	39,482
PGE Polska Grupa Energetyczna SA	73,997	222,890
Polski Koncern Naftowy ORLEN SA	14,900	261,726
Polskie Gornictwo Naftowe i Gazownictwo SA	65,767	93,760
Powszechna Kasa Oszczednosci Bank Polski SA *	25,751	152,636
Powszechny Zaklad Ubezpieczen SA	19,840	144,579
Synthos SA *	25,885	23,713
Tauron Polska Energia SA	58,157	41,957

		1,776,121

Romania - 0.0%

New Europe Property Investments PLC	3,798	43,323

Russia - 1.9%

Gazprom PJSC ADR	136,494	589,786
Lenta Ltd GDR *	2,934	21,286
Lukoil PJSC ADR	6,217	260,204
Magnitogorsk Iron & Steel OJSC GDR	7,310	35,596

	Shares	Value
Mail.Ru Group Ltd GDR *	1,186	$21,585
MegaFon PJSC GDR	2,268	23,684
MMC Norilsk Nickel PJSC ADR	13,414	179,658
Novatek OJSC GDR	1,905	194,903
Novolipetsk Steel PJSC GDR	2,810	36,675
PhosAgro OJSC GDR	1,806	26,638
Rosneft PJSC GDR	24,830	127,745
Rostelecom PJSC ADR	5,299	45,921
RusHydro PJSC ADR	35,932	32,968
Sberbank of Russia PJSC ADR	41,971	368,105
Severstal PJSC GDR	3,498	38,520
Tatneft PJSC ADR	6,330	195,400
VTB Bank PJSC GDR	51,946	107,308
X5 Retail Group NV GDR *	2,874	57,626

		2,363,608

South Africa - 7.8%

Anglo American Platinum Ltd *	3,938	98,451
AngloGold Ashanti Ltd *	2,970	53,634
AngloGold Ashanti Ltd ADR *	38,504	695,382
Aspen Pharmacare Holdings Ltd *	9,792	241,559
AVI Ltd	24,268	136,763
Barclays Africa Group Ltd	25,071	245,901
Barloworld Ltd	1,621	8,077
Bid Corp Ltd *	18,993	355,925
Capitec Bank Holdings Ltd	2,056	83,401
Coronation Fund Managers Ltd	7,445	33,772
Discovery Ltd	22,729	189,870
Distell Group Ltd	2,585	28,180
Exxaro Resources Ltd	5,603	25,814
FirstRand Ltd	142,210	434,009
Gold Fields Ltd	10,074	48,906
Gold Fields Ltd ADR	66,348	325,105
Impala Platinum Holdings Ltd *	32,342	104,204
Imperial Holdings Ltd	14,853	151,675
Investec Ltd	18,576	113,886
Kumba Iron Ore Ltd *	1,852	13,996
Liberty Holdings Ltd	12,024	98,134
Life Healthcare Group Holdings Ltd	58,183	143,149
Massmart Holdings Ltd	5,857	50,031
MMI Holdings Ltd	73,273	113,042
Mondi Ltd	6,082	110,721
Mr Price Group Ltd	13,415	188,484
MTN Group Ltd	63,416	616,301
Naspers Ltd ‘N’	6,939	1,059,551
Nedbank Group Ltd	13,784	174,977
Netcare Ltd	52,961	112,467
Pick n Pay Stores Ltd	15,912	77,477
Pioneer Foods Group Ltd	5,812	68,199
PSG Group Ltd	3,986	52,669
Sanlam Ltd	88,993	367,648
Sappi Ltd *	40,675	189,359
Sasol Ltd	1,846	49,941
Sasol Ltd ADR	21,106	572,395
Shoprite Holdings Ltd	31,560	357,446
Sibanye Gold Ltd	48,027	163,524
Standard Bank Group Ltd	48,371	421,284
Telkom SA SOC Ltd	20,501	92,504
The Bidvest Group Ltd	18,993	179,181
The Foschini Group Ltd	13,932	131,533
The SPAR Group Ltd	9,860	135,234
Tiger Brands Ltd	8,015	197,460
Truworths International Ltd	27,843	162,031
Vodacom Group Ltd	16,269	185,380
Woolworths Holdings Ltd	49,314	282,375

		9,741,007

South Korea - 14.7%

Amorepacific Corp	975	367,565
AMOREPACIFIC Group	852	125,026

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-83

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
BGF retail Co Ltd	267	$49,714
BNK Financial Group Inc	12,953	91,284
Celltrion Inc *	1,552	130,471
Cheil Worldwide Inc	2,070	30,553
CJ CGV Co Ltd	571	51,763
CJ CheilJedang Corp	417	141,231
CJ Corp	600	105,933
CJ E&M Corp	784	47,431
CJ Korea Express Corp *	204	38,571
Com2uSCorp *	318	36,538
Cosmax Inc	174	26,083
Coway Co Ltd	2,109	192,030
Daelim Industrial Co Ltd	1,182	78,849
Daesang Corp	153	3,679
Daewoo Engineering & Construction Co Ltd *	1,660	8,153
DGB Financial Group Inc	9,901	74,973
Dongbu Insurance Co Ltd	1,984	119,418
Dongsuh Cos Inc	428	12,451
Doosan Corp	684	55,557
Doosan Heavy Industries & Construction Co Ltd	2,955	54,849
Doosan Infracore Co Ltd *	4,940	29,469
E-MART Inc	793	119,666
Grand Korea Leisure Co Ltd	688	15,910
Green Cross Holdings Corp	776	25,692
GS Engineering & Construction Corp *	1,864	45,496
GS Holdings Corp	3,411	141,653
GS Retail Co Ltd	865	41,131
Halla Holdings Corp	275	14,657
Hana Financial Group Inc	12,927	262,817
Hana Tour Service Inc	93	6,786
Hankook Tire Co Ltd	4,363	194,111
Hanmi Pharm Co Ltd	181	112,021
Hanmi Science Co Ltd	320	43,023
Hanon Systems	6,375	58,344
Hanssem Co Ltd	298	41,504
Hanwha Chemical Corp	3,924	81,989
Hanwha Corp	3,808	118,300
Hanwha Life Insurance Co Ltd	10,020	50,490
Hanwha Techwin Co Ltd	1,186	50,431
Hite Jinro Co Ltd	600	12,487
Hotel Shilla Co Ltd	695	41,235
Hyosung Corp	1,050	114,927
Hyundai Department Store Co Ltd	519	58,388
Hyundai Development Co-Engineering & Construction	1,541	53,461
Hyundai Engineering & Construction Co Ltd	3,260	95,377
Hyundai Glovis Co Ltd	599	89,727
Hyundai Greenfood Co Ltd	1,577	25,582
Hyundai Heavy Industries Co Ltd *	1,525	141,191
Hyundai Marine & Fire Insurance Co Ltd	4,064	103,630
Hyundai Mipo Dockyard Co Ltd *	263	15,945
Hyundai Mobis Co Ltd	1,278	281,164
Hyundai Motor Co	4,636	548,399
Hyundai Securities Co Ltd	7,124	38,986
Hyundai Steel Co	4,727	190,199
Hyundai Wia Corp	924	72,034
Industrial Bank of Korea	10,173	99,121
IS Dongseo Co Ltd	234	12,355
Kakao Corp	523	42,557
Kangwon Land Inc	3,635	131,896
KB Financial Group Inc	13,111	372,824
KB Financial Group Inc ADR	1,354	38,535
KB Insurance Co Ltd	2,324	56,639
KCC Corp	231	76,834
KEPCO Plant Service & Engineering Co Ltd	980	55,406
Kia Motors Corp	8,395	316,318
KIWOOM Securities Co Ltd	349	21,839
Kolon Industries Inc	585	36,876
Komipharm International Co Ltd *	371	10,956

	Shares	Value
Korea Aerospace Industries Ltd	2,070	$132,713
Korea Electric Power Corp	5,664	297,314
Korea Electric Power Corp ADR	2,208	57,253
Korea Gas Corp	1,256	43,668
Korea Investment Holdings Co Ltd	1,446	53,310
Korea Kolmar Co Ltd	317	27,718
Korea Petrochemical Ind Co Ltd	153	32,185
Korea Zinc Co Ltd	256	113,523
Korean Air Lines Co Ltd *	2,257	51,053
Korean Reinsurance Co	2,895	30,799
KT&G Corp	3,291	389,769
Kumho Petrochemical Co Ltd	349	18,235
Kumho Tire Co Inc *	4,530	37,666
Leaders Cosmetics Co Ltd *	371	8,581
LG Chem Ltd	1,111	253,718
LG Corp	2,696	149,929
LG Display Co Ltd	18,799	435,263
LG Display Co Ltd ADR	2,409	27,920
LG Electronics Inc	4,821	227,053
LG Household & Health Care Ltd	291	284,177
LG Innotek Co Ltd	671	46,271
LG International Corp	324	10,695
LG Uplus Corp	14,813	140,689
Loen Entertainment Inc *	353	22,535
Lotte Chemical Corp	617	153,564
Lotte Chilsung Beverage Co Ltd	17	26,428
Lotte Confectionery Co Ltd	320	54,313
Lotte Shopping Co Ltd	453	80,128
LS Corp	613	30,121
LS Industrial Systems Co Ltd	905	37,582
Macquarie Korea Infrastructure Fund	12,567	95,679
Mando Corp	356	67,604
Medy-Tox Inc	142	53,707
Meritz Financial Group Inc	1,974	20,170
Meritz Fire & Marine Insurance Co Ltd	2,574	32,975
Meritz Securities Co Ltd	15,639	44,130
Mirae Asset Daewoo Co Ltd	9,416	64,391
Mirae Asset Securities Co Ltd	1,725	34,874
NAVER Corp	900	557,564
NCSoft Corp	428	88,131
Nexen Tire Corp	2,814	32,361
NH Investment & Securities Co Ltd	4,084	32,771
NongShim Co Ltd	91	29,567
OCI Co Ltd *	806	63,894
Orion Corp	99	81,262
Ottogi Corp	8	5,742
Paradise Co Ltd	524	6,945
POSCO	484	85,741
POSCO ADR	3,780	168,210
Posco Daewoo Corp	1,518	33,344
S-1 Corp	539	50,538
S-Oil Corp	1,184	78,463
Samlip General Foods Co Ltd	148	24,263
Samsung C&T Corp	1,458	156,966
Samsung Card Co Ltd	2,464	89,290
Samsung Electro-Mechanics Co Ltd	2,559	112,125
Samsung Electronics Co Ltd	3,352	4,174,417
Samsung Fire & Marine Insurance Co Ltd	1,235	283,654
Samsung Heavy Industries Co Ltd *	7,256	58,406
Samsung Life Insurance Co Ltd	1,862	162,945
Samsung SDS Co Ltd	583	73,016
Samsung Securities Co Ltd	2,429	75,373
Shinhan Financial Group Co Ltd	10,714	352,158
Shinhan Financial Group Co Ltd ADR	253	8,283
Shinsegae Co Ltd	332	56,497
SK Chemicals Co Ltd	559	35,443
SK Holdings Co Ltd	960	169,679
SK Hynix Inc	19,167	545,435
SK Innovation Co Ltd	2,028	249,878
SK Networks Co Ltd	5,068	26,289

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-84

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
SK Telecom Co Ltd	174	$32,689
SK Telecom Co Ltd ADR	3,000	62,760
Woori Bank	14,652	121,822
Young Poong Corp	5	4,186
Youngone Corp	379	13,707
Yuhan Corp	143	38,214

		18,380,231

Taiwan - 14.9%

Acer Inc *	129,789	61,309
Advanced Semiconductor Engineering Inc	381,000	433,462
Advantech Co Ltd	14,491	110,498
Airtac International Group	5,250	39,176
Asia Cement Corp	112,784	98,041
Asustek Computer Inc	19,667	162,781
AU Optronics Corp	673,000	232,984
AU Optronics Corp ADR	8,622	30,091
Casetek Holdings Ltd	8,000	28,207
Catcher Technology Co Ltd	37,000	275,879
Cathay Financial Holding Co Ltd	273,600	299,886
Chailease Holding Co Ltd	58,360	95,149
Chang Hwa Commercial Bank Ltd	260,528	136,034
Cheng Shin Rubber Industry Co Ltd	81,178	171,158
Chicony Electronics Co Ltd	35,402	80,118
China Airlines Ltd *	199,436	60,026
China Development Financial Holding Corp	611,834	148,397
China Life Insurance Co Ltd	98,961	77,039
China Motor Corp	20,000	15,171
China Petrochemical Development Corp *	18,095	4,076
China Steel Chemical Corp	3,000	10,012
China Steel Corp	346,007	225,450
Chipbond Technology Corp	27,000	34,692
Chunghwa Telecom Co Ltd	57,000	206,150
Chunghwa Telecom Co Ltd ADR	6,113	221,902
Clevo Co	17,000	14,384
Compal Electronics Inc	267,092	168,964
CTBC Financial Holding Co Ltd	522,310	274,716
CTCI Corp	45,000	65,839
Delta Electronics Inc	63,150	308,129
E.Sun Financial Holding Co Ltd	344,005	203,791
Eclat Textile Co Ltd	8,494	82,373
Epistar Corp	40,000	28,537
Eternal Materials Co Ltd	30,000	31,044
Eva Airways Corp *	174,496	79,671
Evergreen Marine Corp Taiwan Ltd	110,410	41,113
Far Eastern Department Stores Ltd	65,639	35,475
Far Eastern International Bank	110,638	31,428
Far Eastern New Century Corp	135,965	101,749
Far EasTone Telecommunications Co Ltd	57,000	138,020
Feng TAY Enterprise Co Ltd	12,854	53,442
First Financial Holding Co Ltd	393,307	206,820
Formosa Chemicals & Fibre Corp	59,446	150,084
Formosa Petrochemical Corp	35,000	95,428
Formosa Plastics Corp	71,292	172,891
Foxconn Technology Co Ltd	54,599	128,974
Fubon Financial Holding Co Ltd	223,343	263,328
Giant Manufacturing Co Ltd	18,000	112,286
Highwealth Construction Corp	45,700	75,605
Hiwin Technologies Corp	11,588	53,893
Hon Hai Precision Industry Co Ltd	406,656	1,047,661
Hota Industrial Manufacturing Co Ltd	8,000	37,539
Hotai Motor Co Ltd	9,000	88,700
HTC Corp	30,572	98,971
Hua Nan Financial Holdings Co Ltd	312,705	162,494
Innolux Corp	819,390	276,860
Inotera Memories Inc *	180,000	140,965
Inventec Corp	116,000	82,941
Kenda Rubber Industrial Co Ltd	31,547	50,173
King Slide Works Co Ltd	4,000	46,925
King Yuan Electronics Co Ltd	55,000	48,985

	Shares	Value
King’s Town Bank Co Ltd	34,000	$22,634
Kinsus Interconnect Technology Corp	12,000	26,410
Largan Precision Co Ltd	4,000	369,933
Lite-On Technology Corp	126,226	173,850
Makalot Industrial Co Ltd	5,000	23,535
MediaTek Inc	36,020	275,249
Mega Financial Holding Co Ltd	354,725	268,304
Merida Industry Co Ltd	8,400	35,566
Micro-Star International Co Ltd	32,000	59,104
Nan Ya Plastics Corp	78,394	149,342
Nanya Technology Corp	33,162	40,819
Novatek Microelectronics Corp	26,000	97,445
PChome Online Inc	3,401	37,699
Pegatron Corp	139,090	295,417
Phison Electronics Corp	5,000	43,339
Pou Chen Corp	115,000	154,791
Powertech Technology Inc	55,300	123,473
Poya International Co Ltd	4,000	44,606
President Chain Store Corp	21,000	164,080
Quanta Computer Inc	125,000	238,198
Radiant Opto-Electronics Corp	14,669	23,142
Realtek Semiconductor Corp	17,300	53,957
Ruentex Development Co Ltd	27,679	32,376
Ruentex Industries Ltd	6,236	9,413
Shin Kong Financial Holding Co Ltd	432,591	85,154
Siliconware Precision Industries Co Ltd	101,923	155,429
Simplo Technology Co Ltd	15,000	52,793
SinoPac Financial Holdings Co Ltd	463,009	137,408
Standard Foods Corp	17,537	43,157
Synnex Technology International Corp	77,000	83,540
Taichung Commercial Bank Co Ltd	35,000	9,812
Taishin Financial Holding Co Ltd	275,365	106,461
Taiwan Business Bank *	275,699	70,206
Taiwan Cement Corp	179,693	179,727
Taiwan Cooperative Financial Holding Co Ltd	371,650	164,261
Taiwan Fertilizer Co Ltd	33,000	44,056
Taiwan Glass Industry Corp *	36,471	15,649
Taiwan Mobile Co Ltd	56,400	197,132
Taiwan Secom Co Ltd	12,000	34,595
Taiwan Semiconductor Manufacturing Co Ltd	745,779	3,758,500
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,752	701,705
Teco Electric & Machinery Co Ltd	117,000	98,942
Ton Yi Industrial Corp	33,000	14,740
TPK Holding Co Ltd	13,000	25,389
Transcend Information Inc	12,000	36,494
Tripod Technology Corp	6,000	11,692
TSRC Corp	9,450	8,717
Tung Thih Electronic Co Ltd	3,000	48,304
U-Ming Marine Transport Corp	15,000	11,619
Uni-President Enterprises Corp	168,994	333,770
Unimicron Technology Corp	59,000	26,022
United Microelectronics Corp	1,005,000	394,142
United Microelectronics Corp ADR	3,915	7,791
Vanguard International Semiconductor Corp	63,000	104,136
Walsin Lihwa Corp *	114,000	31,085
Wan Hai Lines Ltd	82,000	45,499
Win Semiconductors Corp	19,000	38,886
Winbond Electronics Corp *	218,000	60,747
Wistron Corp	141,730	99,145
WPG Holdings Ltd	71,000	82,921
Yageo Corp	37,000	61,554
Yang Ming Marine Transport Corp *	54,000	13,214
Yuanta Financial Holding Co Ltd	437,170	141,956
Yulon Motor Co Ltd	64,000	54,629
Zhen Ding Technology Holding Ltd	29,000	52,478

		18,664,025

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-85

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Thailand - 2.7%

Advanced Info Service PCL	39,400	$177,511
Airports of Thailand PCL	14,500	161,232
Bangkok Bank PCL NVDR	8,200	37,122
Bangkok Dusit Medical Services PCL	138,400	94,338
Bangkok Life Assurance PCL	18,480	19,657
Banpu PCL	58,050	24,401
BEC World PCL	23,000	14,966
Berli Jucker PCL	36,800	42,771
BTS Group Holdings PCL	134,100	36,678
Bumrungrad Hospital PCL	11,300	58,836
Central Pattana PCL	48,200	82,130
Central Plaza Hotel PCL	49,000	52,149
Charoen Pokphand Foods PCL	101,200	82,961
CP ALL PCL	104,000	149,182
Delta Electronics Thailand PCL	20,600	40,140
Electricity Generating PCL	10,800	57,680
Energy Absolute PCL	62,000	37,628
Glow Energy PCL	15,800	38,645
Home Product Center PCL	243,359	68,797
Indorama Ventures PCL	101,200	83,979
Intouch Holdings PCL	21,900	33,898
IRPC PCL	429,800	58,439
Jasmine International PCL	87,900	14,175
Kasikornbank PCL	33,600	165,485
KCE Electronics PCL	5,500	13,077
Krung Thai Bank PCL	275,275	128,225
Land & Houses PCL	63,480	16,377
Minor International PCL	37,080	42,248
MK Restaurants Group PCL	9,400	13,122
Pruksa Real Estate PCL	44,600	32,099
PTT Exploration & Production PCL	83,041	196,141
PTT Global Chemical PCL	51,800	87,919
PTT PCL	46,800	419,738
Ratchaburi Electricity Generating Holding PCL	19,500	28,360
Robinson Department Store PCL	18,000	34,842
Siam City Cement PCL	4,900	41,335
Thai Oil PCL	32,900	56,399
Thai Union Group PCL	66,200	41,571
Thaicom PCL	45,600	27,961
Thanachart Capital PCL	49,800	49,713
The Bangchak Petroleum PCL	49,300	45,064
The Siam Cement PCL	10,400	141,250
The Siam Commercial Bank PCL	33,800	134,371
Tipco Asphalt PCL	29,700	22,609
TMB Bank PCL	401,200	24,762
Total Access Communication PCL	84,500	77,768
True Corp PCL	632,532	129,854

		3,437,605

Turkey - 1.7%

Akbank TAS	66,059	189,333
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,993	40,523
Arcelik AS	12,735	83,852
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	18,744
BIM Birlesik Magazalar AS	8,574	167,213
Coca-Cola Icecek AS	3,514	42,925
Enka Insaat ve Sanayi AS	19,316	29,545
Eregli Demir ve Celik Fabrikalari TAS	41,747	59,055
Ford Otomotiv Sanayi AS	2,270	24,160
KOC Holding AS	22,622	103,456
Petkim Petrokimya Holding AS	40,528	54,154
TAV Havalimanlari Holding AS	6,144	26,386
Tofas Turk Otomobil Fabrikasi AS	7,825	64,340
Tupras Turkiye Petrol Rafinerileri AS	6,698	148,694
Turk Hava Yollari AO *	58,423	116,381
Turk Telekomunikasyon AS	20,839	43,925
Turk Traktor ve Ziraat Makineleri AS	653	19,069

	Shares	Value
Turkcell Iletisim Hizmetleri AS *	24,593	$90,416
Turkcell Iletisim Hizmetleri AS ADR *	4,700	43,005
Turkiye Garanti Bankasi AS	97,492	257,518
Turkiye Halk Bankasi AS	24,311	72,353
Turkiye Is Bankasi ‘C’	69,794	110,872
Turkiye Sise ve Cam Fabrikalari AS	64,100	79,256
Turkiye Vakiflar Bankasi TAO ‘D’	50,169	78,785
Ulker Biskuvi Sanayi AS	6,186	45,205
Yapi ve Kredi Bankasi AS *	37,328	51,753

		2,060,918

Total Common Stocks (Cost $128,625,595)		120,972,263

TOTAL INVESTMENTS - 99.2% (Cost $133,340,553)		124,400,891

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,056,329

NET ASSETS - 100.0%		$125,457,220

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	24.8%
Information Technology	19.4%
Consumer Staples	10.1%
Consumer Discretionary	9.9%
Materials	7.9%
Industrials	7.3%
Energy	7.0%
Telecommunication Services	6.4%
Utilities	3.6%
Others (each less than 3.0%)	2.8%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Taiwan	14.9%
South Korea	14.7%
China	14.1%
India	12.4%
Brazil	8.1%
South Africa	7.8%
Mexico	5.4%
Malaysia	4.2%
Indonesia	3.2%
Others (each less than 3.0%)	14.4%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Investments with a total aggregate value of $11,431 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-86

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Chile	$1,857	$1,857	$-	$-
	Thailand	6,022	-	6,022	-

	Total Rights	7,879	1,857	6,022	-

	Warrants	5,066	5,066	-	-
	Preferred Stocks	3,415,683	3,415,683	-	-
	Common Stocks
	Brazil	7,086,526	7,086,526	-	-
	Chile	1,887,780	1,887,780	-	-
	China	17,708,938	1,721,754	15,978,838	8,346
	Colombia	645,175	645,175	-	-
	Cyprus	1,454	1,454	-	-
	Czech Republic	221,690	24,342	197,348	-
	Egypt	201,604	201,604	-	-
	Greece	295,051	68,127	226,924	-
	Hong Kong	537,530	-	537,530	-
	Hungary	518,350	-	518,350	-
	India	15,528,681	707,501	14,818,095	3,085
	Indonesia	4,044,763	378,442	3,666,321	-
	Malaysia	5,231,888	1,034,582	4,197,306	-
	Mexico	6,819,896	6,819,896	-	-
	Netherlands	737,130	88,588	648,542	-
	Peru	519,489	519,489	-	-
	Philippines	2,519,480	70,584	2,448,896	-
	Poland	1,776,121	89,929	1,686,192	-
	Romania	43,323	43,323	-	-
	Russia	2,363,608	88,358	2,275,250	-
	South Africa	9,741,007	2,331,525	7,409,482	-
	South Korea	18,380,231	467,812	17,912,419	-
	Taiwan	18,664,025	996,084	17,667,941	-
	Thailand	3,437,605	218,750	3,218,855	-
	Turkey	2,060,918	102,597	1,958,321	-

	Total Common Stocks	120,972,263	25,594,222	95,366,610	11,431

	Total	$124,400,891	$29,016,828	$95,372,632	$11,431

Transfers between levels of the fair value hierarchy during the period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$775,879	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
13,164,161	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price
85,044	3	2	Methodology approved by the Trustee Valuation Committee (unobservable inputs)	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-87

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

ACS Actividades de Construccion y Servicios SA Exp 07/18/16 *	8,180	$5,746
Repsol SA Exp 07/08/16 *	39,105	12,715

		18,461

Total Rights (Cost $19,267)		18,461

PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,080	132,593
FUCHS PETROLUB SE	1,842	72,466
Henkel AG & Co KGaA	4,510	551,169
Porsche Automobil Holding SE	6,433	297,345
Volkswagen AG	6,944	841,059

		1,894,632

Total Preferred Stocks (Cost $2,979,445)		1,894,632

COMMON STOCKS - 98.5%

Australia - 6.0%

AGL Energy Ltd	15,646	227,229
Alumina Ltd	47,330	46,524
Amcor Ltd	37,153	417,733
AMP Ltd	152,397	593,922
APA Group >>	28,250	196,489
Aristocrat Leisure Ltd	23,175	241,091
Asciano Ltd	41,595	275,974
ASX Ltd	4,304	148,189
Aurizon Holdings Ltd	79,964	290,132
AusNet Services	53,895	66,378
Australia & New Zealand Banking Group Ltd	82,040	1,494,773
Bank of Queensland Ltd	13,402	106,924
BHP Billiton Ltd	71,794	1,000,537
BHP Billiton Ltd ADR	23,501	671,189
BHP Billiton PLC	570	7,214
BHP Billiton PLC ADR	27,840	706,579
Boral Ltd	21,869	102,671
Brambles Ltd	50,117	467,912
Caltex Australia Ltd	8,011	193,145
Challenger Ltd	14,706	96,078
CIMIC Group Ltd	4,087	110,339
Coca-Cola Amatil Ltd	27,130	167,473
Cochlear Ltd	1,324	120,801
Commonwealth Bank of Australia	45,115	2,532,313
Computershare Ltd	13,846	95,744
Crown Resorts Ltd	12,942	123,098
CSL Ltd	14,599	1,231,171
Domino’s Pizza Enterprises Ltd	1,559	80,222
DUET Group >>	82,416	154,580
Fortescue Metals Group Ltd	117,207	313,651
Harvey Norman Holdings Ltd	7,845	27,297
Healthscope Ltd	7,224	15,546
Incitec Pivot Ltd	50,164	112,684
Insurance Australia Group Ltd	65,995	271,851
LendLease Group >>	15,130	143,722
Macquarie Group Ltd	15,316	797,266
Medibank Pvt Ltd	88,784	196,884
National Australia Bank Ltd	67,057	1,287,455
Newcrest Mining Ltd *	36,442	631,607
Oil Search Ltd	43,857	221,459

	Shares	Value
Orica Ltd	22,152	$206,069
Origin Energy Ltd	69,773	304,847
Qantas Airways Ltd *	56,555	119,802
QBE Insurance Group Ltd	56,443	445,877
Ramsay Health Care Ltd	5,410	292,386
REA Group Ltd	1,353	60,720
Santos Ltd	65,597	232,199
SEEK Ltd	11,370	130,524
Sonic Healthcare Ltd	9,654	156,560
South32 Ltd *	109,173	128,037
South32 Ltd ADR *	19,283	113,191
Spark Infrastructure Group >>	4,715	8,639
Suncorp Group Ltd	52,695	483,209
Sydney Airport >>	23,355	121,951
Tatts Group Ltd	45,475	130,865
Telstra Corp Ltd	144,842	605,400
The Star Entertainment Group Ltd	14,595	59,471
TPG Telecom Ltd	15,530	139,255
Transurban Group >>	53,469	481,583
Treasury Wine Estates Ltd	30,082	209,036
Vocus Communications Ltd +	2,574	16,740
Wesfarmers Ltd	25,851	779,585
Westpac Banking Corp	74,113	1,643,496
Westpac Banking Corp ADR	21,072	465,480
Woodside Petroleum Ltd	23,357	473,615
Woolworths Ltd	39,819	626,295

		24,420,678

Austria - 0.2%

ANDRITZ AG	2,698	127,931
Erste Group Bank AG *	6,887	156,803
OMV AG	8,441	237,282
voestalpine AG	3,453	116,212

		638,228

Belgium - 1.3%

Ageas	6,361	221,104
Anheuser-Busch InBev SA/NV	12,013	1,588,555
Anheuser-Busch InBev SA/NV ADR	9,999	1,316,668
Colruyt SA	4,302	238,064
Delhaize Group	2,067	218,346
Delhaize Group ADR	9,322	244,796
KBC Group NV *	10,001	491,858
Proximus SADP	7,787	247,459
Solvay SA	3,694	345,048
Telenet Group Holding NV *	2,064	94,379
UCB SA	5,014	376,488
Umicore SA	671	34,660

		5,417,425

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	12,927

Canada - 8.9%

Agnico Eagle Mines Ltd (NYSE)	5,455	291,842
Agnico Eagle Mines Ltd (TSE)	2,500	133,790
Agrium Inc (NYSE)	5,347	483,476
Agrium Inc (TSE)	2,451	221,756
Alimentation Couche-Tard Inc ‘B’	13,950	599,053
AltaGas Ltd	4,979	121,011
Amaya Inc *	3,200	49,092
ARC Resources Ltd	13,193	225,781
Atco Ltd ‘I’	4,696	164,730
Bank of Montreal (NYSE)	10,736	680,555
Bank of Montreal (TSE)	8,630	547,412
Barrick Gold Corp (TSE)	28,041	598,607
BCE Inc (NYSE)	2,095	99,114
BCE Inc (TSE)	4,942	233,874
BlackBerry Ltd (NASDAQ) *	16,276	109,212

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-88

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
BlackBerry Ltd (TSE) *	11,425	$76,671
Bombardier Inc ‘B’ *	27,100	40,693
Brookfield Asset Management Inc ‘A’	24,012	794,360
Brookfield Business Partners LP *	480	9,106
CAE Inc (NYSE)	2,538	30,684
CAE Inc (TSE)	13,000	157,073
Cameco Corp (NYSE)	10,661	116,951
Cameco Corp (TSE)	4,548	49,952
Canadian Imperial Bank of Commerce (NYSE)	2,840	213,199
Canadian Imperial Bank of Commerce (TSE)	8,837	663,758
Canadian National Railway Co (NYSE)	12,903	762,051
Canadian National Railway Co (TSE)	12,412	732,932
Canadian Natural Resources Ltd (NYSE)	17,304	533,482
Canadian Natural Resources Ltd (TSE)	23,001	709,640
Canadian Pacific Railway Ltd (NYSE)	2,251	289,906
Canadian Pacific Railway Ltd (TSE)	2,300	296,110
Canadian Tire Corp Ltd ‘A’	3,525	384,027
Canadian Utilities Ltd ‘A’	3,332	96,534
CCL Industries Inc ‘B’	1,200	208,838
Cenovus Energy Inc (NYSE)	35,035	484,184
CGI Group Inc ‘A’ (NYSE) *	5,993	255,961
CGI Group Inc ‘A’ (TSE) *	3,600	153,786
CI Financial Corp	9,000	187,739
Cineplex Inc	967	38,607
Cogeco Communications Inc	1,500	78,718
Constellation Software Inc	700	270,914
Crescent Point Energy Corp (NYSE)	14,090	222,481
Crescent Point Energy Corp (TSE)	14,010	221,327
Detour Gold Corp *	4,300	107,571
DH Corp	4,400	109,357
Dollarama Inc	4,223	294,837
Eldorado Gold Corp	26,848	120,738
Emera Inc	1,500	56,450
Empire Co Ltd ‘A’	9,224	137,152
Enbridge Inc (NYSE)	8,888	376,496
Enbridge Inc (TSE)	14,874	630,097
Enbridge Income Fund Holdings Inc	4,000	99,261
Encana Corp (NYSE)	31,768	247,473
Encana Corp (TSE)	10,648	82,830
Fairfax Financial Holdings Ltd	972	523,508
Finning International Inc	9,356	152,367
First Capital Realty Inc	4,900	84,047
First Quantum Minerals Ltd	23,914	167,886
Fortis Inc	6,292	212,680
Franco-Nevada Corp (NYSE)	1,980	150,599
Franco-Nevada Corp (TSE)	350	26,614
Genworth MI Canada Inc	1,212	31,089
George Weston Ltd	2,100	181,742
Gildan Activewear Inc (NYSE)	4,281	125,562
Gildan Activewear Inc (TSE)	2,800	82,009
Goldcorp Inc (NYSE)	10,585	202,491
Goldcorp Inc (TSE)	12,030	230,180
Great-West Lifeco Inc	7,700	203,116
Hudson’s Bay Co	5,190	62,628
Husky Energy Inc	22,119	269,992
IGM Financial Inc	4,900	133,390
Imperial Oil Ltd (ASE)	4,702	148,395
Imperial Oil Ltd (TSE)	3,750	118,658
Industrial Alliance Insurance & Financial Services Inc	5,421	170,399
Intact Financial Corp	2,550	182,158
Inter Pipeline Ltd	11,927	252,951
Keyera Corp	6,200	189,654
Kinross Gold Corp *	59,859	293,747
Linamar Corp	2,522	89,835
Loblaw Cos Ltd	6,355	339,947
Lundin Mining Corp *	22,000	74,244
MacDonald Dettwiler & Associates Ltd	800	52,182

	Shares	Value
Magna International Inc (NYSE)	5,368	$188,256
Magna International Inc (TSE)	6,400	224,653
Manitoba Telecom Services Inc	1,400	41,102
Manulife Financial Corp (NYSE)	20,265	277,023
Manulife Financial Corp (TSE)	27,704	378,908
Maple Leaf Foods Inc	2,800	59,795
Methanex Corp (NASDAQ)	1,604	46,676
Methanex Corp (TSE)	1,400	40,734
Metro Inc	8,799	306,547
National Bank of Canada	18,120	619,778
Northland Power Inc	2,500	42,958
Onex Corp	2,700	165,099
Open Text Corp (NASDAQ)	2,832	167,541
Open Text Corp (TSE)	1,200	70,953
Pembina Pipeline Corp (NYSE)	5,134	155,766
Pembina Pipeline Corp (TSE)	2,915	88,581
Peyto Exploration & Development Corp	5,000	134,216
Potash Corp of Saskatchewan Inc (NYSE)	24,082	391,092
Potash Corp of Saskatchewan Inc (TSE)	13,751	223,516
PrairieSky Royalty Ltd	806	15,297
Quebecor Inc ‘B’	2,200	63,040
Restaurant Brands International Inc (TSE)	6,888	286,727
Ritchie Bros Auctioneers Inc (NYSE)	3,578	120,865
Ritchie Bros Auctioneers Inc (TSE)	804	27,170
Rogers Communications Inc ‘B’	10,099	408,448
Royal Bank of Canada (NYSE)	21,059	1,244,376
Royal Bank of Canada (TSE)	26,354	1,557,231
Saputo Inc	7,800	231,654
Shaw Communications Inc ‘B’ (NYSE)	5,413	103,930
Shaw Communications Inc ‘B’ (TSE)	8,335	159,997
Silver Wheaton Corp (NYSE)	5,103	120,074
Silver Wheaton Corp (TSE)	5,700	134,167
SNC-Lavalin Group Inc	5,727	240,526
Stantec Inc (NYSE)	4,283	103,777
Stella-Jones Inc	200	7,448
Sun Life Financial Inc (NYSE)	8,280	271,832
Sun Life Financial Inc (TSE)	8,561	281,225
Suncor Energy Inc (NYSE)	18,743	519,743
Suncor Energy Inc (TSE)	28,699	796,139
Teck Resources Ltd ‘B’ (NYSE)	13,214	174,028
Teck Resources Ltd ‘B’ (TSE)	8,150	107,304
TELUS Corp	4,800	154,557
The Bank of Nova Scotia (NYSE)	14,515	711,380
The Bank of Nova Scotia (TSE)	22,313	1,093,414
The Jean Coutu Group PJC Inc ‘A’	3,100	47,989
The Toronto-Dominion Bank (NYSE)	20,476	879,035
The Toronto-Dominion Bank (TSE)	27,068	1,162,377
Tourmaline Oil Corp *	10,600	279,040
TransCanada Corp (NYSE)	12,333	557,698
TransCanada Corp (TSE)	10,270	464,712
Turquoise Hill Resources Ltd (TSE) *	47,360	160,194
Veresen Inc	7,400	62,719
Vermilion Energy Inc (NYSE)	3,420	108,824
Vermilion Energy Inc (TSE)	1,433	45,631
Waste Connections Inc	2,263	163,499
West Fraser Timber Co Ltd	2,515	73,526
WSP Global Inc	3,748	114,649
Yamana Gold Inc	38,177	198,575

		36,529,332

Chile - 0.0%

Antofagasta PLC	23,421	146,452

China - 0.0%

FIH Mobile Ltd	27,000	8,702

Denmark - 2.0%

AP Moller - Maersk AS ‘A’	111	139,900
AP Moller - Maersk AS ‘B’	190	248,169

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-89

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Bakkafrost P/F	1,370	$51,689
Carlsberg AS ‘B’	4,696	448,036
Chr Hansen Holding AS	3,827	251,339
Coloplast AS ‘B’	2,340	175,160
Danske Bank AS	20,061	528,013
DSV AS	9,247	388,819
Genmab AS *	1,755	320,019
H Lundbeck AS *	2,530	94,843
ISS AS	7,328	275,608
Novo Nordisk AS ‘B’	37,621	2,025,999
Novo Nordisk AS ADR	23,434	1,260,281
Novozymes AS ‘B’	8,324	399,726
Pandora AS	5,504	749,641
Tryg AS	3,740	66,963
Vestas Wind Systems AS	11,706	795,650
William Demant Holding AS *	1,194	23,242

		8,243,097

Finland - 1.0%

Elisa OYJ	4,081	156,805
Fortum OYJ	22,110	355,229
Kone OYJ ‘B’	10,815	499,116
Neste OYJ	8,132	291,604
Nokia OYJ (OMXH)	104,053	592,628
Nokia OYJ (XPAR)	29,371	165,323
Nokia OYJ ADR	17,556	99,894
Orion OYJ ‘B’	2,876	111,674
Sampo OYJ ‘A’	14,769	603,998
Stora Enso OYJ ‘R’	37,613	302,487
UPM-Kymmene OYJ	34,969	642,407
Wartsila OYJ Abp	4,174	170,304

		3,991,469

France - 7.8%

Accor SA	7,494	287,141
Aeroports de Paris	1,553	170,163
Air Liquide SA	9,901	1,031,502
Airbus Group SE	18,130	1,039,210
Alstom SA *	4,124	95,217
Arkema SA	2,894	221,254
Atos SE	4,456	367,392
AXA SA	50,118	990,964
BNP Paribas SA	27,644	1,212,342
Bollore SA	31,371	105,611
Bouygues SA	10,573	302,898
Bureau Veritas SA	8,294	174,133
Capgemini SA	4,304	371,404
Carrefour SA	21,562	530,331
Casino Guichard Perrachon SA	2,867	159,143
Christian Dior SE	1,936	310,131
Cie de Saint-Gobain	21,427	812,203
Cie Generale des Etablissements Michelin	9,543	899,338
CNP Assurances	7,205	106,301
Credit Agricole SA	28,303	237,941
Danone SA	16,761	1,172,979
Dassault Systemes	3,697	278,739
Eiffage SA	2,872	204,171
Electricite de France SA	17,521	212,446
Engie SA	44,077	707,729
Essilor International SA	6,263	823,140
Eutelsat Communications SA	8,313	156,909
Groupe Eurotunnel SE	9,283	98,053
Hermes International	973	362,713
Iliad SA	809	163,308
Imerys SA	916	58,446
Ingenico Group SA	1,563	181,159
Ipsen SA	756	46,321
JCDecaux SA	2,322	78,290
Kering	1,900	305,866
L’Oreal SA	6,565	1,256,890

	Shares	Value
Legrand SA	7,595	$388,798
LVMH Moet Hennessy Louis Vuitton SE	8,691	1,310,034
Natixis SA	35,830	134,823
Numericable-SFR SA	2,897	72,395
Orange SA	55,431	901,336
Orange SA ADR	5,000	82,100
Pernod Ricard SA	4,932	546,053
Peugeot SA *	34,081	408,498
Publicis Groupe SA	6,659	445,503
Renault SA	5,943	448,681
Safran SA	9,795	659,612
Sanofi	27,349	2,272,228
Sanofi ADR	2,655	111,112
Sartorius Stedim Biotech	804	54,216
Schneider Electric SE (LI)	219	12,855
Schneider Electric SE (XPAR)	12,917	753,586
SCOR SE	7,049	208,404
SEB SA	232	27,974
Societe BIC SA	847	119,337
Societe Generale SA	19,598	613,141
Sodexo SA	3,285	351,920
Suez	10,284	160,405
Technip SA	4,743	256,715
Thales SA	4,513	374,779
TOTAL SA	61,760	2,961,762
TOTAL SA ADR	7,808	375,565
Valeo SA	8,874	393,953
Veolia Environnement SA	11,918	257,364
Vinci SA	14,774	1,042,554
Vivendi SA	38,793	725,767
Zodiac Aerospace	6,374	148,696

		32,151,944

Germany - 7.2%

adidas AG	7,030	1,009,151
Allianz SE	12,451	1,776,227
Axel Springer SE	980	51,454
BASF SE	29,241	2,242,162
Bayer AG	24,775	2,488,272
Bayerische Motoren Werke AG	12,930	940,982
Beiersdorf AG	1,950	184,615
Brenntag AG	4,546	220,217
Commerzbank AG	39,559	257,622
Continental AG	3,468	656,238
Daimler AG (XETR)	34,236	2,048,625
Deutsche Bank AG (NYSE) *	24,078	330,591
Deutsche Bank AG (XETR) *	15,177	209,793
Deutsche Boerse AG	4,803	394,589
Deutsche Lufthansa AG	22,554	265,179
Deutsche Post AG	26,935	758,826
Deutsche Telekom AG	93,127	1,588,026
Deutsche Telekom AG ADR	11,200	190,176
Deutsche Wohnen AG	11,153	379,738
E.ON SE	147,732	1,491,327
Fielmann AG	616	45,054
Fraport AG Frankfurt Airport Services Worldwide	1,449	77,581
Fresenius Medical Care AG & Co KGaA	3,388	295,117
Fresenius Medical Care AG & Co KGaA ADR	5,634	245,473
Fresenius SE & Co KGaA	12,677	931,474
FUCHS PETROLUB SE	830	29,860
GEA Group AG	5,370	253,471
Hannover Rueck SE	2,161	226,424
HeidelbergCement AG	6,449	485,816
Henkel AG & Co KGaA	2,569	277,883
HOCHTIEF AG	1,132	146,153
Infineon Technologies AG	30,775	445,511
LEG Immobilien AG *	653	61,100
Linde AG	4,906	683,585
MAN SE	926	94,507

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-90

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Merck KGaA	3,652	$371,200
METRO AG	11,456	352,342
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,346	728,802
OSRAM Licht AG	1,547	80,377
ProSiebenSat.1 Media SE	7,048	308,294
Rational AG	81	37,486
RWE AG *	31,571	502,775
SAP SE	16,734	1,256,809
SAP SE ADR	6,395	479,753
Siemens AG	18,241	1,871,912
Symrise AG	3,143	214,387
Talanx AG	2,345	69,841
Telefonica Deutschland Holding AG	25,888	106,635
thyssenkrupp AG	8,280	166,431
TUI AG	18,413	209,575
United Internet AG	3,874	161,038
Volkswagen AG	1,609	213,293
Vonovia SE	11,297	412,498
Zalando SE * ~	1,063	28,134

		29,354,401

Hong Kong - 2.9%

AIA Group Ltd	311,200	1,871,471
ASM Pacific Technology Ltd	6,400	46,019
BOC Hong Kong Holdings Ltd	122,500	369,136
Cathay Pacific Airways Ltd	86,000	126,167
Cheung Kong Infrastructure Holdings Ltd	14,000	120,709
Cheung Kong Property Holdings Ltd	74,280	468,012
Chinese Estates Holdings Ltd	5,500	11,688
Chow Tai Fook Jewellery Group Ltd	31,200	22,419
CK Hutchison Holdings Ltd	57,780	635,606
CLP Holdings Ltd	47,000	480,114
Dairy Farm International Holdings Ltd	8,700	58,730
First Pacific Co Ltd	42,000	30,492
Galaxy Entertainment Group Ltd	66,000	197,473
Hang Lung Group Ltd	48,000	144,615
Hang Lung Properties Ltd	99,000	200,010
Hang Seng Bank Ltd	23,300	399,660
Henderson Land Development Co Ltd	48,052	271,434
HK Electric Investments & HK Electric Investments Ltd ~ >>	72,500	67,651
HKT Trust & HKT Ltd >>	112,000	161,400
Hong Kong & China Gas Co Ltd	219,511	401,095
Hong Kong Exchanges & Clearing Ltd	38,065	927,475
Hongkong Land Holdings Ltd	27,000	165,247
Hopewell Holdings Ltd	4,500	14,308
Hutchison Port Holdings Trust	211,000	96,547
Hysan Development Co Ltd	29,000	129,326
Kerry Properties Ltd	22,000	54,468
Kingston Financial Group Ltd *	120,000	54,375
Li & Fung Ltd	300,000	145,469
Melco Crown Entertainment Ltd ADR	5,670	71,329
MTR Corp Ltd	48,502	246,062
New World Development Co Ltd	461,903	470,385
NWS Holdings Ltd	60,000	94,972
PCCW Ltd	89,000	59,804
Power Assets Holdings Ltd	37,500	344,794
Sands China Ltd	72,800	246,349
Shangri-La Asia Ltd (XHKG)	56,666	56,893
Sino Land Co Ltd	109,609	180,470
SJM Holdings Ltd	73,000	44,698
Sun Hung Kai Properties Ltd	41,492	500,762
Swire Pacific Ltd ‘A’	27,000	305,133
Swire Pacific Ltd ‘B’	40,000	79,282
Swire Properties Ltd	19,200	51,156
Techtronic Industries Co Ltd	50,500	210,888
The Bank of East Asia Ltd	64,021	247,582
The Wharf Holdings Ltd	60,000	366,152
WH Group Ltd ~	342,000	270,862

	Shares	Value
Wheelock & Co Ltd	35,000	$164,417
Yue Yuen Industrial Holdings Ltd	39,500	156,551

		11,839,657

Ireland - 0.8%

Bank of Ireland *	1,367,028	281,812
CRH PLC	1,776	51,753
CRH PLC ADR	28,160	832,973
Experian PLC	35,294	669,600
Glanbia PLC	4,293	80,657
James Hardie Industries PLC CDI	14,694	227,572
Kerry Group PLC ‘A’	6,215	551,200
Paddy Power Betfair PLC	2,496	262,320
Smurfit Kappa Group PLC	10,413	229,277

		3,187,164

Israel - 0.5%

Azrieli Group Ltd	1,350	57,408
Bank Hapoalim BM	41,896	211,067
Bank Leumi Le-Israel BM *	73,071	256,564
Bezeq The Israeli Telecommunication Corp Ltd	72,852	144,314
Delek Group Ltd	423	82,348
Elbit Systems Ltd (TLV)	906	82,044
Frutarom Industries Ltd	670	30,932
Israel Chemicals Ltd	25,961	101,146
Mizrahi Tefahot Bank Ltd	9,252	106,683
Nice Ltd ADR	800	51,080
Teva Pharmaceutical Industries Ltd	275	13,918
Teva Pharmaceutical Industries Ltd ADR	21,778	1,093,909

		2,231,413

Italy - 1.6%

Assicurazioni Generali SPA	85,818	1,011,998
Atlantia SPA	13,447	335,972
Banca Mediolanum SPA	9,889	67,874
Enel SPA	213,230	946,623
Eni SPA	70,067	1,128,581
Eni SPA ADR	5,807	187,857
Ferrari NV	4,421	181,492
Intesa Sanpaolo SPA	363,100	691,600
Leonardo-Finmeccanica SPA *	12,178	123,152
Luxottica Group SPA	3,706	180,622
Luxottica Group SPA ADR	1,300	63,518
Mediobanca SPA	23,557	135,731
Prada SPA	10,000	30,968
Recordati SPA	680	20,454
Rizzoli Corriere Della Sera Mediagroup SPA *	2,995	2,683
Snam SPA	40,686	243,238
Telecom Italia SPA *	294,426	241,815
Telecom Italia SPA ADR *	2,600	21,242
Terna Rete Elettrica Nazionale SPA	53,975	300,376
UniCredit SPA	214,257	471,205
UnipolSai SPA	57,578	86,892

		6,473,893

Japan - 22.4%

ABC-Mart Inc	300	20,134
Acom Co Ltd *	10,400	50,383
Aeon Co Ltd	29,500	458,034
AEON Financial Service Co Ltd	3,300	71,455
Aeon Mall Co Ltd	2,370	31,009
Air Water Inc	12,000	176,566
Aisin Seiki Co Ltd	9,700	395,113
Ajinomoto Co Inc	19,000	447,658
Alfresa Holdings Corp	5,700	119,085
Alps Electric Co Ltd	9,300	176,684
Amada Holdings Co Ltd	10,800	109,643
ANA Holdings Inc	43,000	122,533
Aoyama Trading Co Ltd	2,100	77,440

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-91

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Aozora Bank Ltd	31,000	$107,539
Asahi Glass Co Ltd	50,000	271,345
Asahi Group Holdings Ltd	10,700	345,982
Asahi Intecc Co Ltd	1,000	48,866
Asahi Kasei Corp	89,000	619,354
Asics Corp	5,600	94,611
Astellas Pharma Inc	62,000	972,305
Bandai Namco Holdings Inc	6,200	160,000
Benesse Holdings Inc	3,500	82,165
Bridgestone Corp	21,500	690,944
Brother Industries Ltd	13,800	148,023
Calbee Inc	2,100	87,855
Calsonic Kansei Corp	10,000	75,997
Canon Inc	19,400	553,874
Canon Inc ADR	8,682	248,392
Canon Marketing Japan Inc	3,800	69,389
Casio Computer Co Ltd	6,200	89,281
Central Japan Railway Co	4,000	711,454
Century Tokyo Leasing Corp	2,000	64,726
Chiyoda Corp	2,000	13,226
Chubu Electric Power Co Inc	17,400	247,620
Chugai Pharmaceutical Co Ltd	4,900	174,627
Citizen Holdings Co Ltd	13,200	64,247
Coca-Cola East Japan Co Ltd	2,100	40,193
Coca-Cola West Co Ltd	2,500	70,702
COLOPL Inc	3,100	61,662
COMSYS Holdings Corp	2,800	45,395
Concordia Financial Group Ltd *	45,000	173,786
Cosmos Pharmaceutical Corp	300	60,446
Credit Saison Co Ltd	6,300	105,830
CyberAgent Inc	2,600	157,381
Dai Nippon Printing Co Ltd	29,000	323,203
Daicel Corp	11,900	123,309
Daifuku Co Ltd	1,200	21,492
Daihatsu Motor Co Ltd	12,200	158,917
Daiichi Sankyo Co Ltd	15,600	379,004
Daiichikosho Co Ltd	1,200	50,306
Daikin Industries Ltd	7,500	630,336
Daito Trust Construction Co Ltd	2,300	373,433
Daiwa House Industry Co Ltd	19,100	560,910
Daiwa Securities Group Inc	82,000	432,006
DeNA Co Ltd	5,900	138,022
Denka Co Ltd	3,000	12,132
Denso Corp	11,600	408,150
Dentsu Inc	5,100	239,067
DIC Corp	7,600	159,165
Disco Corp	1,500	135,660
Don Quijote Holdings Co Ltd	3,600	133,786
Dowa Holdings Co Ltd	16,000	82,469
East Japan Railway Co	9,200	852,595
Ebara Corp	14,000	77,123
Eisai Co Ltd	6,400	357,351
Electric Power Development Co Ltd	4,800	111,832
Ezaki Glico Co Ltd	1,700	99,450
FamilyMart Co Ltd	2,200	134,071
FANUC Corp	4,800	780,832
Fast Retailing Co Ltd	1,600	429,569
Fuji Electric Co Ltd	29,000	120,742
Fuji Heavy Industries Ltd	18,700	642,782
FUJIFILM Holdings Corp	11,400	442,325
Fujitsu Ltd	110,000	404,505
Fukuoka Financial Group Inc	24,000	79,134
Glory Ltd	1,700	46,256
GungHo Online Entertainment Inc	7,100	19,238
H2O Retailing Corp	3,800	51,309
Hakuhodo DY Holdings Inc	4,200	50,340
Hamamatsu Photonics KK	4,300	120,654
Hankyu Hanshin Holdings Inc	42,000	313,175
Haseko Corp	16,600	167,126
Heiwa Corp	2,000	40,566

	Shares	Value
Hikari Tsushin Inc	700	$58,641
Hino Motors Ltd	15,100	150,395
Hirose Electric Co Ltd	720	88,535
Hisamitsu Pharmaceutical Co Inc	1,300	74,960
Hitachi Capital Corp	3,900	77,403
Hitachi Chemical Co Ltd	7,000	130,735
Hitachi Construction Machinery Co Ltd	6,700	97,793
Hitachi High-Technologies Corp	2,200	60,209
Hitachi Ltd	167,000	699,706
Hitachi Ltd ADR	3,200	132,992
Hitachi Metals Ltd	16,400	166,610
Hitachi Transport System Ltd	700	11,516
Hokkaido Electric Power Co Inc	3,000	24,370
Hokuriku Electric Power Co	6,600	81,782
Honda Motor Co Ltd	44,000	1,103,751
Honda Motor Co Ltd ADR	10,236	259,278
Hoshizaki Electric Co Ltd	1,600	156,631
House Foods Group Inc	900	20,874
Hoya Corp	13,450	480,380
Hulic Co Ltd	10,300	108,537
Ibiden Co Ltd	6,400	72,361
Ichigo Inc	12,400	48,990
Idemitsu Kosan Co Ltd	4,600	99,866
IHI Corp	80,000	215,639
Iida Group Holdings Co Ltd	5,000	102,395
Inpex Corp	12,800	100,104
Isetan Mitsukoshi Holdings Ltd	14,600	129,952
Isuzu Motors Ltd	33,200	408,924
IT Holdings Corp	3,000	69,093
Ito En Ltd	2,500	96,847
ITOCHU Corp	39,500	483,212
Itochu Techno-Solutions Corp	2,200	47,395
Izumi Co Ltd	1,500	58,435
J Front Retailing Co Ltd	9,600	99,536
Japan Airlines Co Ltd	3,600	115,821
Japan Airport Terminal Co Ltd	1,100	39,909
Japan Exchange Group Inc	15,000	172,702
Japan Tobacco Inc	34,400	1,386,395
JFE Holdings Inc	25,200	328,739
JGC Corp	7,000	100,209
JSR Corp	5,600	74,161
JTEKT Corp	12,600	142,814
JX Holdings Inc	95,200	371,596
K’s Holdings Corp	2,400	44,788
Kagome Co Ltd	2,300	60,830
Kajima Corp	24,333	169,035
Kakaku.com Inc	4,800	95,374
Kaken Pharmaceutical Co Ltd	1,600	104,899
Kamigumi Co Ltd	8,000	73,943
Kaneka Corp	15,000	100,084
Kansai Paint Co Ltd	8,000	161,517
Kao Corp	16,500	960,995
Kawasaki Heavy Industries Ltd	75,000	211,473
KDDI Corp	54,000	1,642,125
Keihan Holdings Co Ltd	30,000	207,880
Keikyu Corp	22,000	221,388
Keio Corp	18,000	169,791
Keisei Electric Railway Co Ltd	6,000	77,339
Kewpie Corp	3,200	102,070
Keyence Corp	1,140	777,854
Kikkoman Corp	3,000	110,700
Kinden Corp	6,200	67,114
Kintetsu Group Holdings Co Ltd	31,000	132,663
Kirin Holdings Co Ltd	25,000	421,654
Kobayashi Pharmaceutical Co Ltd	1,400	62,170
Kobe Steel Ltd	187,000	153,690
Koito Manufacturing Co Ltd	3,600	165,760
Komatsu Ltd	28,200	489,881
Konami Holdings Corp	2,400	91,560
Konica Minolta Inc	35,100	255,688

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-92

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Kose Corp	1,200	$101,688
Kubota Corp	26,700	361,126
Kubota Corp ADR	1,400	93,282
Kuraray Co Ltd	13,300	158,689
Kurita Water Industries Ltd	3,700	82,479
Kyocera Corp	7,300	347,354
Kyocera Corp ADR	1,346	64,150
Kyowa Hakko Kirin Co Ltd	4,000	68,223
Kyushu Electric Power Co Inc	9,600	96,282
Kyushu Financial Group Inc	400	1,983
Lawson Inc	2,200	175,637
Lion Corp	7,000	115,496
LIXIL Group Corp	11,300	185,567
M3 Inc	6,800	237,320
Mabuchi Motor Co Ltd	1,100	46,590
Makita Corp	3,400	225,750
Makita Corp ADR	200	13,210
Marubeni Corp	76,400	345,155
Marui Group Co Ltd	4,800	64,617
Matsui Securities Co Ltd	3,100	25,640
Matsumotokiyoshi Holdings Co Ltd	2,300	112,441
Mazda Motor Corp	30,500	403,615
McDonald’s Holdings Co Japan Ltd	800	21,730
Medipal Holdings Corp	4,000	65,763
MEIJI Holdings Co Ltd	4,300	441,848
Minebea Co Ltd	18,000	122,290
Miraca Holdings Inc	2,200	95,410
MISUMI Group Inc	8,600	155,271
Mitsubishi Chemical Holdings Corp	120,700	553,288
Mitsubishi Corp	30,900	544,066
Mitsubishi Electric Corp	59,000	704,363
Mitsubishi Estate Co Ltd	29,000	531,941
Mitsubishi Gas Chemical Co Inc	21,000	109,555
Mitsubishi Heavy Industries Ltd	119,000	478,525
Mitsubishi Logistics Corp	3,000	41,971
Mitsubishi Materials Corp	68,000	162,816
Mitsubishi Motors Corp	39,300	181,422
Mitsubishi Tanabe Pharma Corp	7,400	133,705
Mitsubishi UFJ Financial Group Inc	281,600	1,262,371
Mitsubishi UFJ Financial Group Inc ADR	67,980	301,151
Mitsubishi UFJ Lease & Finance Co Ltd	31,300	120,273
Mitsui & Co Ltd	36,900	440,481
Mitsui & Co Ltd ADR	300	71,031
Mitsui Chemicals Inc	66,000	242,534
Mitsui Fudosan Co Ltd	22,000	504,917
Mitsui OSK Lines Ltd	36,000	76,554
Miura Co Ltd	1,300	29,059
Mizuho Financial Group Inc	518,000	745,432
Mizuho Financial Group Inc ADR	78,132	222,676
MonotaRO Co Ltd	1,200	39,673
MS&AD Insurance Group Holdings Inc	14,500	375,697
Murata Manufacturing Co Ltd	6,700	751,168
Nabtesco Corp	5,600	133,617
Nagoya Railroad Co Ltd	25,000	140,861
Nankai Electric Railway Co Ltd	21,000	118,415
NEC Corp	208,000	484,612
Nexon Co Ltd	3,300	48,840
NGK Insulators Ltd	7,000	141,521
NGK Spark Plug Co Ltd	8,800	132,834
NH Foods Ltd	7,000	171,458
NHK Spring Co Ltd	6,200	50,318
Nichirei Corp	9,000	83,032
Nidec Corp	4,800	365,390
Nidec Corp ADR	6,032	113,402
Nifco Inc	2,200	115,351
Nihon Kohden Corp	900	25,324
Nihon M&A Center Inc	1,300	84,436
Nikon Corp	9,900	134,044
Nintendo Co Ltd	700	100,589
Nippo Corp	3,000	51,031

	Shares	Value
Nippon Electric Glass Co Ltd	21,000	$87,664
Nippon Express Co Ltd	27,000	123,382
Nippon Paint Holdings Co Ltd	2,000	49,444
Nippon Paper Industries Co Ltd	3,900	68,099
Nippon Shinyaku Co Ltd	1,100	57,680
Nippon Shokubai Co Ltd	1,000	57,516
Nippon Steel & Sumitomo Metal Corp	28,063	543,290
Nippon Telegraph & Telephone Corp	14,600	684,665
Nippon Telegraph & Telephone Corp ADR	4,100	193,028
Nippon Yusen KK	96,000	168,887
Nishi-Nippon Railroad Co Ltd	10,000	51,895
Nissan Chemical Industries Ltd	4,000	116,709
Nissan Motor Co Ltd	102,600	915,635
Nisshin Seifun Group Inc	4,840	77,802
Nisshinbo Holdings Inc	4,000	36,241
Nissin Foods Holdings Co Ltd	1,000	54,611
Nitori Holdings Co Ltd	2,100	254,697
Nitto Denko Corp	5,500	348,888
NOK Corp	6,800	115,638
Nomura Holdings Inc	73,700	262,118
Nomura Holdings Inc ADR	19,971	70,098
Nomura Real Estate Holdings Inc	7,900	138,046
Nomura Research Institute Ltd	4,620	169,440
NSK Ltd	27,500	201,298
NTN Corp	35,000	94,442
NTT Data Corp	4,500	212,528
NTT DOCOMO Inc	32,300	871,084
NTT DOCOMO Inc ADR	11,400	307,914
NTT Urban Development Corp	4,100	44,078
Obayashi Corp	18,600	198,032
Obic Co Ltd	1,600	88,074
Odakyu Electric Railway Co Ltd	10,000	117,259
Oji Holdings Corp	39,000	149,721
Olympus Corp	8,800	328,606
Omron Corp	6,900	225,221
Ono Pharmaceutical Co Ltd	9,200	400,762
Oracle Corp Japan	600	31,994
Oriental Land Co Ltd	6,100	394,971
Osaka Gas Co Ltd	44,000	169,158
Otsuka Corp	1,200	56,114
Otsuka Holdings Co Ltd	9,100	419,354
Panasonic Corp	63,600	547,185
Panasonic Corp ADR	13,000	112,450
Park24 Co Ltd	3,000	103,093
Pigeon Corp	2,100	62,778
Pola Orbis Holdings Inc	200	18,822
Rakuten Inc	22,800	247,456
Recruit Holdings Co Ltd	4,300	157,097
Resona Holdings Inc	112,300	410,447
Resorttrust Inc	1,800	38,884
Ricoh Co Ltd	38,100	330,269
Rinnai Corp	1,100	97,199
Rohm Co Ltd	4,300	169,721
Rohto Pharmaceutical Co Ltd	4,000	60,961
Ryohin Keikaku Co Ltd	800	194,958
Sankyo Co Ltd	900	33,744
Sanrio Co Ltd	1,400	24,927
Santen Pharmaceutical Co Ltd	12,100	190,178
Sapporo Holdings Ltd	2,200	63,573
Sawai Pharmaceutical Co Ltd	1,500	116,278
SBI Holdings Inc	12,620	125,672
SCREEN Holdings Co Ltd	6,000	65,305
SCSK Corp	2,100	78,665
Secom Co Ltd	5,400	399,237
Sega Sammy Holdings Inc	6,800	73,237
Seibu Holdings Inc	2,600	44,037
Seiko Epson Corp	15,700	251,696
Seino Holdings Co Ltd	4,800	44,003
Sekisui Chemical Co Ltd	19,400	239,023
Sekisui House Ltd	15,900	278,442

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-93

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Seven & i Holdings Co Ltd	22,300	$934,997
Seven Bank Ltd	18,900	58,664
Sharp Corp *	65,000	70,388
Shikoku Electric Power Co Inc	8,700	103,055
Shimadzu Corp	6,000	90,200
Shimamura Co Ltd	500	74,393
Shimano Inc	2,500	382,244
Shimizu Corp	20,000	187,380
Shin-Etsu Chemical Co Ltd	9,800	574,167
Shinsei Bank Ltd	85,000	123,843
Shionogi & Co Ltd	7,700	420,929
Shiseido Co Ltd	11,900	310,087
Showa Shell Sekiyu KK	11,900	111,071
SKY Perfect JSAT Holdings Inc	10,600	49,031
Skylark Co Ltd	1,200	15,209
SMC Corp	1,200	295,231
SoftBank Group Corp	30,200	1,707,871
Sohgo Security Services Co Ltd	700	34,605
Sojitz Corp	41,800	99,046
Sompo Japan Nipponkoa Holdings Inc	9,950	264,791
Sony Corp	15,700	462,553
Sony Corp ADR	23,760	697,356
Sony Financial Holdings Inc	3,700	41,835
Sotetsu Holdings Inc	12,000	67,394
Square Enix Holdings Co Ltd	3,800	123,359
Stanley Electric Co Ltd	6,600	140,951
Start Today Co Ltd	1,800	95,146
Sugi Holdings Co Ltd	1,100	61,334
Sumco Corp	7,800	49,969
Sumitomo Chemical Co Ltd	106,000	437,362
Sumitomo Corp	30,800	310,461
Sumitomo Dainippon Pharma Co Ltd	4,800	83,198
Sumitomo Electric Industries Ltd	39,400	521,476
Sumitomo Forestry Co Ltd	9,800	133,007
Sumitomo Heavy Industries Ltd	28,000	123,001
Sumitomo Metal Mining Co Ltd	26,000	264,482
Sumitomo Mitsui Financial Group Inc	35,400	1,022,177
Sumitomo Mitsui Financial Group Inc ADR	12,900	73,788
Sumitomo Mitsui Trust Holdings Inc	101,000	328,635
Sumitomo Realty & Development Co Ltd	9,000	244,056
Sumitomo Rubber Industries Ltd	13,600	182,075
Sundrug Co Ltd	1,000	93,895
Suntory Beverage & Food Ltd	4,600	208,155
Suruga Bank Ltd	4,000	90,397
Suzuken Co Ltd	3,800	119,610
Suzuki Motor Corp	12,000	324,935
Sysmex Corp	4,600	316,749
T&D Holdings Inc	24,000	203,809
Taiheiyo Cement Corp	91,000	215,540
Taisei Corp	25,000	205,417
Taiyo Nippon Sanso Corp	10,000	91,910
Takashimaya Co Ltd	18,000	128,926
Takeda Pharmaceutical Co Ltd	17,300	746,118
TDK Corp	6,300	352,651
Teijin Ltd	51,000	168,991
Temp Holdings Co Ltd	2,700	46,781
Terumo Corp	7,000	298,727
The Bank of Kyoto Ltd	16,000	98,139
The Chiba Bank Ltd	31,000	146,498
The Chugoku Bank Ltd	7,900	80,606
The Chugoku Electric Power Co Inc	6,800	86,449
The Dai-ichi Life Insurance Co Ltd	28,200	315,682
The Gunma Bank Ltd	16,000	58,104
The Hachijuni Bank Ltd	19,000	82,750
The Hiroshima Bank Ltd	21,000	70,169
The Iyo Bank Ltd	6,100	37,360
The Joyo Bank Ltd	28,000	104,676
The Kansai Electric Power Co Inc *	19,000	185,046
The Shizuoka Bank Ltd	20,000	140,852
The Yokohama Rubber Co Ltd	7,100	89,048

	Shares	Value
THK Co Ltd	5,500	$93,744
Tobu Railway Co Ltd	22,000	120,748
Toho Co Ltd	2,100	58,152
Toho Gas Co Ltd	13,000	106,375
Tohoku Electric Power Co Inc	11,300	142,612
Tokai Rika Co Ltd	1,400	20,680
Tokio Marine Holdings Inc	18,200	605,897
Tokyo Electric Power Co Holdings Inc *	32,700	138,486
Tokyo Electron Ltd	5,900	498,601
Tokyo Gas Co Ltd	64,000	264,241
Tokyo Tatemono Co Ltd	6,900	82,747
Tokyu Corp	23,000	201,933
Tokyu Fudosan Holdings Corp	19,900	124,147
TonenGeneral Sekiyu KK	11,000	100,205
Toppan Printing Co Ltd	23,000	197,771
Toray Industries Inc	45,000	383,980
Toshiba Corp *	94,000	256,056
Tosoh Corp	30,000	138,379
TOTO Ltd	7,000	279,715
Toyo Seikan Group Holdings Ltd	5,600	107,005
Toyo Suisan Kaisha Ltd	2,000	81,126
Toyo Tire & Rubber Co Ltd	3,500	38,155
Toyoda Gosei Co Ltd	4,000	71,237
Toyota Boshoku Corp	4,600	96,025
Toyota Motor Corp	48,260	2,379,146
Toyota Motor Corp ADR	18,708	1,870,613
Toyota Tsusho Corp	16,400	353,081
Trend Micro Inc	4,600	164,514
Tsuruha Holdings Inc	1,100	133,197
Ube Industries Ltd	64,000	105,923
Unicharm Corp	13,200	296,572
UNY Group Holdings Co Ltd	5,200	43,751
USS Co Ltd	8,500	140,476
Wacoal Holdings Corp	2,000	19,737
Welcia Holdings Co Ltd	800	50,578
West Japan Railway Co	4,400	278,842
Yahoo Japan Corp	55,800	247,437
Yakult Honsha Co Ltd	1,700	88,354
Yamada Denki Co Ltd	29,000	153,086
Yamaguchi Financial Group Inc	10,000	94,563
Yamaha Corp	4,600	123,986
Yamaha Motor Co Ltd	16,100	245,601
Yamato Holdings Co Ltd	10,300	236,498
Yamazaki Baking Co Ltd	5,000	139,588
Yaskawa Electric Corp	10,800	141,009
Yokogawa Electric Corp	11,000	124,048
Zenkoku Hosho Co Ltd	1,800	65,744

		91,564,692

Jordan - 0.1%

Hikma Pharmaceuticals PLC	7,077	233,052

Luxembourg - 0.2%

ArcelorMittal *	30,242	137,880
ArcelorMittal ‘NY’ *	40,955	190,850
L’Occitane International SA	7,500	15,362
Millicom International Cellular SA SDR	3,350	205,487
RTL Group SA *	1,445	118,012
SES SA ‘A’ FDR	9,038	193,481
Tenaris SA	6,200	89,609
Tenaris SA ADR	2,949	85,049

		1,035,730

Macau - 0.0%

MGM China Holdings Ltd	21,200	27,681
Wynn Macau Ltd	68,400	99,117

		126,798

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-94

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Mexico - 0.0%

Fresnillo PLC	5,039	$110,966

Netherlands - 3.7%

Aegon NV	29,578	117,198
Aegon NV ‘NY’	41,800	167,618
Akzo Nobel NV	12,661	786,511
Altice NV ‘A’ *	5,253	78,435
Altice NV ‘B’ *	1,590	23,955
ASML Holding NV	3,752	369,340
ASML Holding NV ‘NY’	4,581	454,481
Boskalis Westminster	3,870	132,055
Gemalto NV (AMS)	2,666	161,517
GrandVision NV ~	1,043	26,979
Heineken NV	6,724	616,738
ING Groep NV ADR	43,062	444,830
ING Groep NV CVA	53,908	557,727
Koninklijke Ahold NV	42,252	933,033
Koninklijke DSM NV	8,150	470,177
Koninklijke KPN NV	178,535	636,376
Koninklijke Philips NV	9,808	243,594
Koninklijke Philips NV ‘NY’	22,926	571,774
Koninklijke Vopak NV	3,869	192,597
NN Group NV	12,226	336,562
Randstad Holding NV	5,170	206,753
Royal Dutch Shell PLC ‘A’	24,488	672,566
Royal Dutch Shell PLC ‘A’ ADR	57,415	3,170,456
Royal Dutch Shell PLC ‘B’	20,324	561,523
Royal Dutch Shell PLC ‘B’ ADR	46,198	2,587,088
Wolters Kluwer NV	15,308	619,839

		15,139,722

New Zealand - 0.2%

Auckland International Airport Ltd	33,907	157,731
Fisher & Paykel Healthcare Corp Ltd	8,407	60,402
Fletcher Building Ltd (NZX)	30,481	187,490
Meridian Energy Ltd	31,288	59,049
Spark New Zealand Ltd (NZX)	69,177	175,823

		640,495

Norway - 0.7%

Det Norske Oljeselskap ASA *	6,309	76,898
DNB ASA	30,105	360,351
Gjensidige Forsikring ASA	6,612	110,162
Leroy Seafood Group ASA	1,500	70,773
Marine Harvest ASA *	9,559	161,234
Norsk Hydro ASA	54,927	201,078
Orkla ASA	14,967	133,110
Salmar ASA	1,238	36,841
Schibsted ASA ‘A’	3,309	99,190
Schibsted ASA ‘B’	1,909	54,617
Statoil ASA	43,642	754,066
Storebrand ASA *	17,962	68,137
Telenor ASA	24,500	405,549
TGS Nopec Geophysical Co ASA	6,650	108,658
Yara International ASA	5,618	178,466

		2,819,130

Portugal - 0.2%

Banco Espirito Santo SA +	61,212	-
EDP - Energias de Portugal SA	95,163	291,348
Galp Energia SGPS SA	17,250	239,919
Jeronimo Martins SGPS SA	6,680	105,355

		636,622

Singapore - 1.2%

CapitaLand Ltd	102,200	234,649
City Developments Ltd	25,900	157,390

	Shares	Value
ComfortDelGro Corp Ltd	84,531	$173,595
DBS Group Holdings Ltd	53,808	634,446
Genting Singapore PLC	129,000	69,977
Global Logistic Properties Ltd	76,000	102,604
Golden Agri-Resources Ltd	342,000	89,484
Great Eastern Holdings Ltd	2,000	30,510
Jardine Cycle & Carriage Ltd	5,922	162,001
Keppel Corp Ltd	78,100	322,186
Olam International Ltd	8,200	11,318
Oversea-Chinese Banking Corp Ltd	101,918	662,674
SATS Ltd	18,300	55,950
Sembcorp Industries Ltd	49,100	103,978
Singapore Airlines Ltd	32,000	254,109
Singapore Exchange Ltd	36,600	208,485
Singapore Press Holdings Ltd	28,000	82,510
Singapore Technologies Engineering Ltd	49,400	116,282
Singapore Telecommunications Ltd	250,100	772,463
StarHub Ltd	25,800	72,800
United Industrial Corp Ltd	9,000	18,494
United Overseas Bank Ltd	33,783	465,460
UOL Group Ltd	14,000	57,068
Wilmar International Ltd	49,000	119,281

		4,977,714

South Africa - 0.1%

Investec PLC	20,136	125,160
Mediclinic International PLC	1,080	15,811
Mondi PLC	11,390	213,249

		354,220

Spain - 2.6%

Abertis Infraestructuras SA	10,172	150,323
ACS Actividades de Construccion y Servicios SA	8,180	224,370
Aena SA ~	2,306	305,661
Amadeus IT Holding SA ‘A’	14,883	655,726
Banco Bilbao Vizcaya Argentaria SA	173,391	993,436
Banco Bilbao Vizcaya Argentaria SA ADR	8,088	46,425
Banco de Sabadell SA	219,428	290,578
Banco Popular Espanol SA	55,243	71,791
Banco Santander SA	445,472	1,728,731
Banco Santander SA ADR	754	2,956
Bankia SA	126,975	92,434
Bankinter SA	24,765	159,861
CaixaBank SA (SIBE)	104,562	230,452
EDP Renovaveis SA	8,119	61,111
Enagas SA	9,324	284,851
Endesa SA	13,734	275,579
Ferrovial SA	14,976	293,200
Gas Natural SDG SA	14,015	278,585
Grifols SA	7,885	179,119
Iberdrola SA	130,132	887,704
Industria de Diseno Textil SA	30,462	1,023,339
Mapfre SA	66,406	145,838
Red Electrica Corp SA	4,066	363,312
Repsol SA	39,105	501,282
Repsol SA ADR	6,084	77,693
Telefonica SA	110,151	1,045,753
Telefonica SA ADR	30,049	284,864
Zardoya Otis SA	4,710	44,478

		10,699,452

Sweden - 2.6%

Alfa Laval AB	9,271	146,118
Assa Abloy AB ‘B’	30,087	618,975
Atlas Copco AB ‘A’	20,151	523,365
Atlas Copco AB ‘B’	12,561	297,725
Axfood AB	5,116	98,265
BillerudKorsnas AB	5,024	74,971
Boliden AB	18,152	354,764

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-95

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Bonava AB ‘B’ *	4,516	$54,444
Electrolux AB ‘B’	8,835	240,885
Fastighets AB Balder *	3,030	76,784
Fingerprint Cards AB ‘B’ *	10,635	104,119
Getinge AB ‘B’	8,914	184,038
Hennes & Mauritz AB ‘B’	28,472	837,669
Hexagon AB ‘B’	6,524	238,752
Hexpol AB	12,170	124,973
Hufvudstaden AB ‘A’	6,211	97,484
Husqvarna AB ‘B’	17,510	130,388
ICA Gruppen AB	2,496	83,654
Lundin Petroleum AB *	6,401	116,646
Meda AB ‘A’	10,073	182,656
NCC AB ‘B’	4,516	104,858
Nibe Industrier AB ‘B’	12,470	103,697
Nordea Bank AB	76,244	646,827
Saab AB ‘B’	2,243	69,947
Sandvik AB	43,593	436,450
Securitas AB ‘B’	14,287	220,560
Skandinaviska Enskilda Banken AB ‘A’	53,216	464,878
Skanska AB ‘B’	11,694	244,860
SKF AB ‘B’	13,434	215,252
Svenska Cellulosa AB SCA ‘A’	303	9,728
Svenska Cellulosa AB SCA ‘B’	16,686	536,132
Svenska Handelsbanken AB ‘A’	38,115	462,736
Swedbank AB ‘A’	25,270	530,748
Swedish Match AB	5,904	206,038
Tele2 AB ‘B’	14,908	130,882
Telefonaktiebolaget LM Ericsson ‘A’	2,470	18,366
Telefonaktiebolaget LM Ericsson ‘B’	73,146	561,948
Telefonaktiebolaget LM Ericsson ADR	10,502	80,655
Telia Co AB	77,274	365,929
Trelleborg AB ‘B’	10,588	187,889
Volvo AB ‘A’	10,757	106,517
Volvo AB ‘B’	52,008	516,663

		10,808,235

Switzerland - 8.4%

ABB Ltd	44,049	871,822
ABB Ltd ADR	29,541	585,798
Actelion Ltd	3,203	539,377
Adecco Group AG	9,605	484,458
Baloise Holding AG	1,321	147,133
Banque Cantonale Vaudoise	61	40,838
Barry Callebaut AG	88	108,350
Chocoladefabriken Lindt & Spruengli AG	3	214,390
Cie Financiere Richemont SA	15,939	932,984
Clariant AG	15,738	265,962
Coca-Cola HBC AG	9,288	187,938
Credit Suisse Group AG	42,106	448,530
Credit Suisse Group AG ADR	7,553	80,817
Dufry AG *	1,365	163,258
EMS-Chemie Holding AG	226	116,685
Galenica AG	176	237,262
Geberit AG	1,045	395,807
Givaudan SA	337	678,558
Glencore PLC *	393,222	810,477
Julius Baer Group Ltd	8,657	348,429
Kuehne + Nagel International AG	1,712	239,868
LafargeHolcim Ltd (XPAR)	5,776	237,088
LafargeHolcim Ltd (XVTX)	13,404	560,790
Lonza Group AG	2,398	398,336
Nestle SA	91,740	7,107,859
Novartis AG	38,455	3,174,018
Novartis AG ADR	15,494	1,278,410
Partners Group Holding AG	434	185,997
Roche Holding AG (XSWX)	754	200,354
Roche Holding AG (XVTX)	21,223	5,600,320
Schindler Holding AG	830	151,049
SGS SA	177	405,463

	Shares	Value
Sika AG	116	$486,395
Sonova Holding AG	2,004	265,981
STMicroelectronics NV	22,481	131,253
STMicroelectronics NV ‘NY’	2,700	15,903
Straumann Holding AG	82	32,350
Swiss Life Holding AG	1,406	324,924
Swiss Re AG	11,529	1,006,948
Swisscom AG	1,126	559,403
Syngenta AG	1,540	591,127
Syngenta AG ADR	8,248	633,364
The Swatch Group AG	1,485	432,137
The Swatch Group AG - Registered	2,304	131,945
UBS Group AG (NYSE)	49,990	647,870
UBS Group AG (XVTX)	39,086	507,164
Wolseley PLC	9,364	484,902
Zurich Insurance Group AG	4,196	1,038,018

		34,488,109

United Kingdom - 15.4%

Aberdeen Asset Management PLC	43,077	161,620
Admiral Group PLC	5,702	155,038
Anglo American PLC	51,207	501,943
ARM Holdings PLC	1,325	20,126
ARM Holdings PLC ADR	11,425	519,952
Ashtead Group PLC	23,838	340,500
Associated British Foods PLC	8,330	303,531
AstraZeneca PLC ADR	73,471	2,218,089
Auto Trader Group PLC ~	2,981	14,092
Aviva PLC	74,994	395,315
Aviva PLC ADR	15,823	169,148
Babcock International Group PLC	20,329	245,782
BAE Systems PLC	117,767	824,435
Barclays PLC	41,798	77,739
Barclays PLC ADR	92,667	704,269
Barratt Developments PLC	40,093	217,866
Bellway PLC	1,951	49,492
Berkeley Group Holdings PLC	7,370	248,868
BP PLC ADR	89,016	3,160,958
British American Tobacco PLC	21,380	1,386,044
British American Tobacco PLC ADR	18,550	2,401,854
BT Group PLC	269,180	1,479,574
BT Group PLC ADR	7,614	212,050
Bunzl PLC	10,216	314,331
Burberry Group PLC	20,569	319,959
Capita PLC	18,458	237,841
Capital & Counties Properties PLC	18,588	74,007
Centrica PLC	202,709	612,990
CNH Industrial NV	28,027	203,298
Compass Group PLC	47,779	909,014
Croda International PLC	5,375	225,635
CYBG PLC CDI *	15,146	47,456
DCC PLC	3,497	307,734
Diageo PLC ADR	18,090	2,041,999
Direct Line Insurance Group PLC	70,610	326,441
Dixons Carphone PLC	40,603	174,271
DS Smith PLC	42,859	221,740
easyJet PLC	6,918	100,530
Fiat Chrysler Automobiles NV	44,212	272,145
G4S PLC	60,220	147,561
GKN PLC	87,100	314,906
GlaxoSmithKline PLC	1,836	39,428
GlaxoSmithKline PLC ADR	74,737	3,239,102
Halma PLC	19,117	260,010
Hargreaves Lansdown PLC	9,308	155,267
HSBC Holdings PLC	23,146	143,402
HSBC Holdings PLC ADR	100,683	3,152,385
Imperial Brands PLC	29,617	1,606,210
Inchcape PLC	11,684	98,243
Informa PLC	30,450	296,928
Inmarsat PLC	22,399	241,391

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-96

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
InterContinental Hotels Group PLC	2,224	$82,022
InterContinental Hotels Group PLC ADR	3,869	145,126
International Consolidated Airlines Group SA	30,860	153,056
Intertek Group PLC	7,354	342,647
ITV PLC	129,377	310,204
J Sainsbury PLC	74,523	232,153
Johnson Matthey PLC	10,498	393,751
Kingfisher PLC	77,724	333,831
Legal & General Group PLC	230,239	589,434
Liberty Global PLC ‘A’ *	512	14,879
Liberty Global PLC ‘C’ *	1,264	36,214
Liberty Global PLC LiLAC ‘A’ *	64	2,061
Liberty Global PLC LiLAC ‘C’ *	158	5,124
Lloyds Banking Group PLC	710,710	514,759
Lloyds Banking Group PLC ADR	144,193	428,253
London Stock Exchange Group PLC	6,199	210,632
Marks & Spencer Group PLC	74,083	317,262
Meggitt PLC	32,514	176,728
Merlin Entertainments PLC ~	34,483	203,069
Micro Focus International PLC	7,239	156,174
National Grid PLC	33,955	499,319
National Grid PLC ADR	13,173	979,149
Next PLC	4,631	305,997
Old Mutual PLC (LI)	168,224	454,451
Pearson PLC	4,231	55,037
Pearson PLC ADR	19,396	251,954
Pennon Group PLC	12,579	159,090
Persimmon PLC	14,548	282,110
Petrofac Ltd	1,990	20,685
Provident Financial PLC	4,944	152,442
Prudential PLC	10,345	175,543
Prudential PLC ADR	30,678	1,043,359
Randgold Resources Ltd	2,547	285,818
Reckitt Benckiser Group PLC	18,078	1,812,709
RELX NV	36,313	628,237
RELX NV ADR	3,798	66,123
RELX PLC	4,850	89,310
RELX PLC ADR	36,088	674,846
Rightmove PLC	3,049	148,916
Rio Tinto Ltd	11,146	385,546
Rio Tinto PLC	309	9,600
Rio Tinto PLC ADR	35,633	1,115,313
Rolls-Royce Holdings PLC *	91,186	870,367
Royal Bank of Scotland Group PLC *	16,107	36,501
Royal Bank of Scotland Group PLC ADR *	25,508	119,888
Royal Mail PLC	36,095	242,506
RSA Insurance Group PLC	31,207	209,161
SABMiller PLC	21,166	1,234,381
Schroders PLC	4,696	148,396
Schroders PLC - Non-Voting	1,879	45,432
Severn Trent PLC	8,606	280,807
Sky PLC	29,834	339,017
Sky PLC ADR	1,754	80,351
Smith & Nephew PLC	19,163	325,410
Smith & Nephew PLC ADR	8,397	288,185
Smiths Group PLC	16,307	251,995
SSE PLC	50,903	1,059,452
St James’s Place PLC	21,935	231,321
Standard Chartered PLC	122,518	929,540
Standard Life PLC	60,963	240,521
Subsea 7 SA *	10,417	102,394
Taylor Wimpey PLC	138,580	245,852
Tesco PLC *	271,362	637,319
The Sage Group PLC	45,219	390,853
Travis Perkins PLC	8,689	171,433
Unilever NV ‘NY’	34,834	1,635,108
Unilever NV CVA	15,780	733,922
Unilever PLC	2,665	127,694
Unilever PLC ADR	38,135	1,827,048
United Utilities Group PLC	16,403	227,351

	Shares	Value
Vodafone Group PLC	450,142	$1,372,418
Vodafone Group PLC ADR	35,218	1,087,884
Whitbread PLC	6,417	300,246
Wm Morrison Supermarkets PLC	79,598	199,823
WPP PLC	16,734	348,760
WPP PLC ADR	4,705	491,767

		62,968,545

United States - 0.5%

Ball Corp	1,376	97,946
Carnival PLC	1,157	51,324
Carnival PLC ADR	4,609	206,437
Iron Mountain Inc REIT CDI	25	986
QIAGEN NV (XETR) *	4,796	104,516
Samsonite International SA	57,000	157,825
Shire PLC	6,101	377,057
Shire PLC ADR	3,160	581,693
Thomson Reuters Corp (NYSE)	4,579	185,083
Thomson Reuters Corp (TSE)	5,700	230,612
Valeant Pharmaceuticals International Inc (NYSE) *	4,015	80,862
Valeant Pharmaceuticals International Inc (TSE) *	4,900	98,800

		2,173,141

Total Common Stocks (Cost $415,607,592)		403,423,405

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $622,105; collateralized by U.S. Treasury Notes: 2.000% due 07/31/22 and value $637,519)	$622,105	622,105

Total Short-Term Investment (Cost $622,105)		622,105

TOTAL INVESTMENTS - 99.2% (Cost $419,228,409)		405,958,603

OTHER ASSETS & LIABILITIES, NET - 0.8%		3,381,350

NET ASSETS - 100.0%		$409,339,953

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	20.5%
Industrials	13.3%
Consumer Discretionary	13.2%
Consumer Staples	12.1%
Health Care	10.2%
Materials	8.9%
Energy	7.0%
Information Technology	5.0%
Telecommunication Services	4.9%
Utilities	3.9%
Others (each less than 3.0%)	0.2%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-97

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(b)	As of June 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	22.4%
United Kingdom	15.4%
Canada	8.9%
Switzerland	8.4%
France	7.8%
Germany	7.7%
Australia	6.0%
Netherlands	3.7%
Others (each less than 3.0%)	18.9%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Investments with a total aggregate value of $16,740 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$18,461	$18,461	$-	$-
	Preferred Stocks	1,894,632	-	1,894,632	-
	Common Stocks
	Australia	24,420,678	1,956,439	22,447,499	16,740
	Austria	638,228	-	638,228	-
	Belgium	5,417,425	1,561,464	3,855,961	-
	Bermuda	12,927	12,927	-	-
	Canada	36,529,332	36,529,332	-	-
	Chile	146,452	-	146,452	-
	China	8,702	-	8,702	-
	Denmark	8,243,097	1,260,281	6,982,816	-
	Finland	3,991,469	99,894	3,891,575	-
	France	32,151,944	568,777	31,583,167	-
	Germany	29,354,401	1,245,993	28,108,408	-
	Hong Kong	11,839,657	232,729	11,606,928	-
	Ireland	3,187,164	913,630	2,273,534	-
	Israel	2,231,413	1,144,989	1,086,424	-
	Italy	6,473,893	272,617	6,201,276	-
	Japan	91,564,692	5,018,597	86,546,095	-
	Jordan	233,052	-	233,052	-
	Luxembourg	1,035,730	275,899	759,831	-
	Macau	126,798	-	126,798	-
	Mexico	110,966	-	110,966	-
	Netherlands	15,139,722	7,396,247	7,743,475	-
	New Zealand	640,495	-	640,495	-
	Norway	2,819,130	-	2,819,130	-
	Portugal	636,622	-	636,622	-
	Singapore	4,977,714	30,510	4,947,204	-
	South Africa	354,220	-	354,220	-
	Spain	10,699,452	411,938	10,287,514	-
	Sweden	10,808,235	135,099	10,673,136	-
	Switzerland	34,488,109	3,242,162	31,245,947	-
	United Kingdom	62,968,545	28,846,360	34,122,185	-
	United States	2,173,141	1,482,419	690,722	-

	Total Common Stocks	403,423,405	92,638,303	310,768,362	16,740

	Short-Term Investment	622,105	-	622,105	-

	Total	$405,958,603	$92,656,764	$313,285,099	$16,740

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-99

A-98

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2016 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2016. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of June 30, 2016.
±	The security is a perpetual bond and has no definite maturity date.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts as of June 30, 2016.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the Fund as of June 30, 2016 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depository Interest
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

(1)	For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

(2)	The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

(3)	The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-99

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
ASSETS
Investments, at value	$169,558,098	$860,189,496	$144,392,694	$434,893,755	$510,982,072	$122,565,876
Repurchase agreements, at value	-	-	-	6,137,058	2,917,390	978,170
Cash	-	-	232,203	201	75,236	-
Cash (segregated for futures contracts)	-	-	-	-	-	55,000
Receivables:
Dividends and interest	1,279,158	4,638,447	2,408,777	376,309	785,191	78,717
Fund shares sold	32,902	159,028	20,950	38,175	43,265	10,180
Securities sold	126,368	211,684	268,732	-	-	106,168
Variation margin	-	-	-	66,870	38,970	18,300
Prepaid expenses and other assets	359	1,777	282	1,090	1,278	275
Total Assets	170,996,885	865,200,432	147,323,638	441,513,458	514,843,402	123,812,686
LIABILITIES
Payables:
Fund shares redeemed	10,898	54,094	8,702	26,625	35,990	6,500
Securities purchased	4,327,804	19,042,438	1,362,239	188,615	1,611,772	33,091
Accrued advisory fees	23,502	97,079	28,511	48,160	54,811	14,251
Accrued support service expenses	2,742	13,924	2,487	7,547	8,665	2,248
Accrued custodian, and portfolio accounting and tax fees	16,751	76,098	30,170	17,067	18,246	9,476
Accrued shareholder report expenses	2,221	11,033	1,835	5,773	6,755	1,547
Accrued trustees’ fees and expenses and deferred compensation	1,448	7,974	1,385	4,240	5,048	1,107
Accrued other	3,751	12,972	3,252	8,224	9,492	3,056
Total Liabilities	4,389,117	19,315,612	1,438,581	306,251	1,750,779	71,276
NET ASSETS	$166,607,768	$845,884,820	$145,885,057	$441,207,207	$513,092,623	$123,741,410
NET ASSETS CONSIST OF:
Paid-in capital	$162,314,422	$759,948,216	$125,146,503	$283,548,217	$347,301,024	$99,285,357
Undistributed/accumulated earnings (deficit)	4,293,346	85,936,604	20,738,554	157,658,990	165,791,599	24,456,053
NET ASSETS	$166,607,768	$845,884,820	$145,885,057	$441,207,207	$513,092,623	$123,741,410
Shares outstanding, $.001 par value (unlimited shares authorized)	16,225,854	69,371,741	10,978,015	17,319,088	22,077,529	5,801,715
Net Asset Value Per Share	$10.27	$12.19	$13.29	$25.48	$23.24	$21.33

Investments, at cost	$168,441,396	$825,907,448	$148,598,155	$333,979,676	$468,201,293	$116,041,582
Repurchase agreements, at cost	-	-	-	6,137,058	2,917,390	978,170

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value	$186,356,631	$124,400,891	$405,336,498
Repurchase agreements, at value	1,286,906	-	622,105
Cash	382,186	38,509	18,151
Cash (segregated for futures contracts)	76,400	-	-
Foreign currency held, at value	-	690,148	967,368
Receivables:
Dividends and interest	342,566	639,863	2,368,047
Fund shares sold	15,270	10,180	35,630
Securities sold	123,965	-	254,588
Variation margin	25,620	-	-
Prepaid expenses and other assets	367	286	992
Total Assets	188,609,911	125,779,877	409,603,379
LIABILITIES
Payables:
Fund shares redeemed	12,116	4,450	17,994
Securities purchased	544,100	155,321	114,840
Accrued advisory fees	21,537	45,099	71,624
Accrued support service expenses	3,471	2,082	7,031
Accrued custodian, and portfolio accounting and tax fees	13,562	56,352	34,982
Accrued shareholder report expenses	2,160	1,546	5,276
Accrued trustees’ fees and expenses and deferred compensation	1,512	1,166	3,895
Accrued foreign capital gains tax	-	53,227	-
Accrued other	3,914	3,414	7,784
Total Liabilities	602,372	322,657	263,426
NET ASSETS	$188,007,539	$125,457,220	$409,339,953
NET ASSETS CONSIST OF:
Paid-in capital	$155,121,120	$128,945,675	$395,013,525
Undistributed/accumulated earnings (deficit)	32,886,419	(3,488,455)	14,326,428
NET ASSETS	$188,007,539	$125,457,220	$409,339,953
Shares outstanding, $.001 par value (unlimited shares authorized)	9,812,172	9,399,780	27,958,168
Net Asset Value Per Share	$19.16	$13.35	$14.64

Investments, at cost	$185,781,323	$133,340,553	$418,606,304
Repurchase agreements, at cost	1,286,906	-	622,105
Foreign currency held, at cost	-	691,646	972,258

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,150	$25,963	$2,114	$3,491,401	$6,779,046	$535,988
Interest, net of foreign taxes withheld	1,400,057	10,027,361	4,493,365	1,964	2,126	253
Total Investment Income	1,401,207	10,053,324	4,495,479	3,493,365	6,781,172	536,241

EXPENSES
Advisory fees	143,205	584,972	167,576	283,020	327,973	76,629
Support services expenses	4,797	24,134	4,102	12,266	14,241	3,349
Custodian fees and expenses	1,248	22,859	1,209	7,473	8,950	6,208
Portfolio accounting and tax fees	32,820	136,624	59,094	22,629	25,870	12,851
Shareholder report expenses	1,865	16,249	2,724	8,420	9,956	2,217
Legal and audit fees	3,045	15,084	2,434	7,760	9,142	1,984
Trustees’ fees and expenses	1,544	7,669	1,277	4,009	4,771	1,027
Transfer agency fees and expenses	2,765	2,896	2,822	2,918	3,029	2,876
Interest expense	69	3	7	56	190	34
Other	763	4,082	605	3,598	4,249	929
Total Expenses	192,121	814,572	241,850	352,149	408,371	108,104
NET INVESTMENT INCOME (LOSS)	1,209,086	9,238,752	4,253,629	3,141,216	6,372,801	428,137

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(346,401)	2,517	(2,940,653)	3,912,947	18,837,740	(686,433)
Futures contract transactions	-	-	-	(115,950)	72,589	26,884
Net Realized Gain (Loss)	(346,401)	2,517	(2,940,653)	3,796,997	18,910,329	(659,549)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	2,332,317	33,646,747	10,559,924	(1,810,925)	4,744,207	(820,362)
Futures contracts	-	-	-	168,370	106,408	5,891
Change in Net Unrealized Appreciation (Depreciation)	2,332,317	33,646,747	10,559,924	(1,642,555)	4,850,615	(814,471)
NET GAIN (LOSS)	1,985,916	33,649,264	7,619,271	2,154,442	23,760,944	(1,474,020)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,195,002	$42,888,016	$11,872,900	$5,295,658	$30,133,745	($1,045,883)

Foreign taxes withheld on dividends and interest	$357	$-	$-	$102	$2,146	$244

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,743,980	$1,644,452	$8,224,077
Interest, net of foreign taxes withheld	395	193	180
Total Investment Income	1,744,375	1,644,645	8,224,257

EXPENSES
Advisory fees	107,840	264,607	415,118
Support services expenses	5,019	3,416	11,427
Custodian fees and expenses	8,097	55,077	35,614
Portfolio accounting and tax fees	15,235	20,515	29,154
Shareholder report expenses	3,126	2,325	7,783
Legal and audit fees	2,692	2,101	7,093
Trustees’ fees and expenses	1,416	1,108	3,698
Transfer agency fees and expenses	2,992	3,018	3,101
Interest expense	134	69	598
Other	1,245	956	3,300
Total Expenses	147,796	353,192	516,886
NET INVESTMENT INCOME (LOSS)	1,596,579	1,291,453	7,707,371

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	2,811,867	(2,370,106)	(5,115,406)
Futures contract transactions	84,498	-	-
Foreign currency transactions	-	39,684	87,330
Net Realized Gain (Loss)	2,896,365	(2,330,422)	(5,028,076)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (1)	5,685,466	11,862,716	(10,591,209)
Futures contracts	532	-	-
Foreign currencies	2	1,714	(1,625)
Change in Net Unrealized Appreciation (Depreciation)	5,686,000	11,864,430	(10,592,834)
NET GAIN (LOSS)	8,582,365	9,534,008	(15,620,910)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,178,944	$10,825,461	($7,913,539)

Foreign taxes withheld on dividends and interest	$554	$240,410	$954,126

(1)	Change in net unrealized appreciation (depreciation) on investment securities for the PD Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $11,304.

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
OPERATIONS
Net investment income (loss)	$1,209,086	$1,857,901	$9,238,752	$16,620,326	$4,253,629	$7,981,161
Net realized gain (loss)	(346,401)	(248,469)	2,517	(41,155)	(2,940,653)	(1,904,288)
Change in net unrealized appreciation (depreciation)	2,332,317	(603,455)	33,646,747	(14,012,927)	10,559,924	(11,572,859)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,195,002	1,005,977	42,888,016	2,566,244	11,872,900	(5,495,986)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	5,964,107	24,585,726	22,561,000	95,113,336	8,848,203	25,731,994
Cost of shares repurchased	(9,263,943)	(9,892,578)	(36,465,551)	(23,987,938)	(6,944,199)	(53,068,706)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,299,836)	14,693,148	(13,904,551)	71,125,398	1,904,004	(27,336,712)
NET INCREASE (DECREASE) IN NET ASSETS	(104,834)	15,699,125	28,983,465	73,691,642	13,776,904	(32,832,698)

NET ASSETS
Beginning of Year or Period	166,712,602	151,013,477	816,901,355	743,209,713	132,108,153	164,940,851
End of Year or Period	$166,607,768	$166,712,602	$845,884,820	$816,901,355	$145,885,057	$132,108,153

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
OPERATIONS
Net investment income (loss)	$3,141,216	$5,801,543	$6,372,801	$11,342,639	$428,137	$591,593
Net realized gain (loss)	3,796,997	13,791,744	18,910,329	31,039,485	(659,549)	6,577,160
Change in net unrealized appreciation (depreciation)	(1,642,555)	1,718,253	4,850,615	(61,281,480)	(814,471)	(10,064,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,295,658	21,311,540	30,133,745	(18,899,356)	(1,045,883)	(2,896,185)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	15,019,558	42,276,732	15,384,687	77,545,820	14,491,961	28,830,162
Cost of shares repurchased	(13,379,487)	(12,642,147)	(38,848,411)	(26,744,513)	(2,724,676)	(4,238,981)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,640,071	29,634,585	(23,463,724)	50,801,307	11,767,285	24,591,181
NET INCREASE (DECREASE) IN NET ASSETS	6,935,729	50,946,125	6,670,021	31,901,951	10,721,402	21,694,996

NET ASSETS
Beginning of Year or Period	434,271,478	383,325,353	506,422,602	474,520,651	113,020,008	91,325,012
End of Year or Period	$441,207,207	$434,271,478	$513,092,623	$506,422,602	$123,741,410	$113,020,008

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$1,596,579	$2,873,985	$1,291,453	$1,948,194	$7,707,371	$9,832,331
Net realized gain (loss)	2,896,365	6,518,999	(2,330,422)	(586,450)	(5,028,076)	(2,980,499)
Change in net unrealized appreciation (depreciation)	5,686,000	(20,807,008)	11,864,430	(19,769,671)	(10,592,834)	(19,743,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,178,944	(11,414,024)	10,825,461	(18,407,927)	(7,913,539)	(12,892,010)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	35,700,187	22,684,498	3,952,648	40,341,664	27,754,758	86,822,023
Cost of shares repurchased	(3,843,089)	(3,644,702)	(3,679,052)	(23,025,508)	(8,282,387)	(24,575,176)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	31,857,098	19,039,796	273,596	17,316,156	19,472,371	62,246,847
NET INCREASE (DECREASE) IN NET ASSETS	42,036,042	7,625,772	11,099,057	(1,091,771)	11,558,832	49,354,837

NET ASSETS
Beginning of Year or Period	145,971,497	138,345,725	114,358,163	115,449,934	397,781,121	348,426,284
End of Year or Period	$188,007,539	$145,971,497	$125,457,220	$114,358,163	$409,339,953	$397,781,121

(1)	Unaudited.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
2016 (6)	$10.07	$0.07	$0.13	$0.20	$-	$-	$-	$10.27	0.23%	0.23%	1.46%	1.94%	$166,608	33%
2015	10.01	0.12	(0.06)	0.06	-	-	-	10.07	0.23%	0.23%	1.15%	0.65%	166,713	52%
2014 (7)	10.00	0.05	(0.04)	0.01	-	-	-	10.01	0.24%	0.24%	0.75%	0.08%	151,013	21%
PD Aggregate Bond Index
2016 (6)	$11.58	$0.13	$0.48	$0.61	$-	$-	$-	$12.19	0.20%	0.20%	2.24%	5.30%	$845,885	26%
2015	11.54	0.24	(0.20)	0.04	-	-	-	11.58	0.19%	0.19%	2.10%	0.39%	816,901	69%
2014	10.89	0.23	0.42	0.65	-	-	-	11.54	0.20%	0.20%	2.06%	5.90%	743,210	71%
2013	11.16	0.19	(0.46)	(0.27)	-	-	-	10.89	0.20%	0.20%	1.75%	(2.43%)	653,392	61%
2012	10.92	0.22	0.20	0.42	(0.17)	(0.01)	(0.18)	11.16	0.21%	0.17%	1.97%	3.94%	409,461	72%
2011	10.59	0.30	0.50	0.80	(0.42)	(0.05)	(0.47)	10.92	0.24%	0.17%	2.78%	7.65%	210,305	115%
PD High Yield Bond Market
2016 (6)	$12.20	$0.39	$0.70	$1.09	$-	$-	$-	$13.29	0.35%	0.35%	6.23%	8.93%	$145,885	13%
2015	12.81	0.75	(1.36)	(0.61)	-	-	-	12.20	0.35%	0.35%	5.85%	(4.74%)	132,108	42%
2014	12.53	0.73	(0.45)	0.28	-	-	-	12.81	0.33%	0.33%	5.63%	2.19%	164,941	11%
2013	11.74	0.74	0.05	0.79	-	-	-	12.53	0.37%	0.36%	6.14%	6.73%	132,566	54%
2012	10.96	0.81	0.80	1.61	(0.76)	(0.07)	(0.83)	11.74	0.39%	0.34%	6.90%	14.91%	109,846	38%
2011	11.42	0.84	(0.26)	0.58	(0.87)	(0.17)	(1.04)	10.96	0.45%	0.34%	7.23%	5.03%	78,287	45%
PD Large-Cap Growth Index
2016 (6)	$25.16	$0.18	$0.14	$0.32	$-	$-	$-	$25.48	0.17%	0.17%	1.49%	1.25%	$441,207	13%
2015	23.87	0.34	0.95	1.29	-	-	-	25.16	0.16%	0.16%	1.39%	5.40%	434,271	18%
2014	21.14	0.32	2.41	2.73	-	-	-	23.87	0.17%	0.17%	1.42%	12.90%	383,325	13%
2013	15.88	0.27	4.99	5.26	-	-	-	21.14	0.18%	0.17%	1.48%	33.17%	292,573	14%
2012	13.97	0.27	1.84	2.11	(0.20)	-	(0.20)	15.88	0.18%	0.17%	1.72%	15.02%	171,268	17%
2011	14.31	0.21	0.13	0.34	(0.18)	(0.50)	(0.68)	13.97	0.20%	0.17%	1.40%	2.39%	100,124	37%
PD Large-Cap Value Index
2016 (6)	$21.90	$0.28	$1.06	$1.34	$-	$-	$-	$23.24	0.16%	0.16%	2.56%	6.11%	$513,093	19%
2015	22.76	0.51	(1.37)	(0.86)	-	-	-	21.90	0.16%	0.16%	2.29%	(3.77%)	506,423	19%
2014	20.11	0.45	2.20	2.65	-	-	-	22.76	0.16%	0.16%	2.13%	13.19%	474,521	15%
2013	15.21	0.39	4.51	4.90	-	-	-	20.11	0.17%	0.17%	2.16%	32.23%	364,818	13%
2012	13.72	0.37	1.93	2.30	(0.28)	(0.53)	(0.81)	15.21	0.18%	0.17%	2.48%	17.17%	217,539	16%
2011	13.95	0.32	(0.29)	0.03	(0.24)	(0.02)	(0.26)	13.72	0.20%	0.17%	2.30%	0.19%	119,964	36%
PD Small-Cap Growth Index
2016 (6)	$21.67	$0.08	($0.42)	($0.34)	$-	$-	$-	$21.33	0.20%	0.20%	0.78%	(1.58%)	$123,741	33%
2015	22.02	0.13	(0.48)	(0.35)	-	-	-	21.67	0.19%	0.19%	0.55%	(1.60%)	113,020	36%
2014	20.90	0.10	1.02	1.12	-	-	-	22.02	0.21%	0.21%	0.50%	5.39%	91,325	37%
2013	14.62	0.10	6.18	6.28	-	-	-	20.90	0.22%	0.21%	0.55%	42.88%	67,614	44%
2012	13.73	0.18	1.78	1.96	(0.18)	(0.89)	(1.07)	14.62	0.27%	0.21%	1.22%	14.30%	41,135	79%
2011	15.52	0.07	(0.58)	(0.51)	(0.09)	(1.19)	(1.28)	13.73	0.31%	0.21%	0.45%	(3.27%)	27,998	68%
PD Small-Cap Value Index
2016 (6)	$18.09	$0.19	$0.88	$1.07	$-	$-	$-	$19.16	0.19%	0.19%	2.08%	5.93%	$188,008	30%
2015	19.56	0.38	(1.85)	(1.47)	-	-	-	18.09	0.19%	0.19%	2.00%	(7.50%)	145,971	31%
2014	18.80	0.36	0.40	0.76	-	-	-	19.56	0.19%	0.19%	1.91%	4.00%	138,346	32%
2013	14.00	0.32	4.48	4.80	-	-	-	18.80	0.21%	0.21%	1.92%	34.35%	102,087	41%
2012	12.63	0.38	1.85	2.23	(0.33)	(0.53)	(0.86)	14.00	0.26%	0.21%	2.73%	17.62%	62,297	63%
2011	14.60	0.27	(1.11)	(0.84)	(0.27)	(0.86)	(1.13)	12.63	0.32%	0.21%	1.93%	(5.82%)	34,106	63%

See Notes to Financial Statements	See explanation of references on B-7

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Emerging Markets
2016 (6)	$12.20	$0.14	$1.01	$1.15	$-	$-	$-	$13.35	0.61%	0.61%	2.23%	9.44%	$125,457	9%
2015	14.51	0.24	(2.55)	(2.31)	-	-	-	12.20	0.62%	0.62%	1.74%	(15.96%)	114,358	25%
2014	14.79	0.28	(0.56)	(0.28)	-	-	-	14.51	0.59%	0.59%	1.85%	(1.88%)	115,450	12%
2013	15.25	0.24	(0.70)	(0.46)	-	-	-	14.79	0.69%	0.69%	1.66%	(3.00%)	90,717	1%
2012	13.32	0.22	2.07	2.29	(0.21)	(0.15)	(0.36)	15.25	0.86%	0.86%	1.56%	17.42%	51,453	3%
2011	16.55	0.22	(3.24)	(3.02)	(0.19)	(0.02)	(0.21)	13.32	0.92%	0.92%	1.45%	(18.20%)	31,023	6%
PD International Large-Cap
2016 (6)	$14.94	$0.28	($0.58)	($0.30)	$-	$-	$-	$14.64	0.26%	0.26%	3.95%	(2.02%)	$409,340	3%
2015	15.43	0.40	(0.89)	(0.49)	-	-	-	14.94	0.26%	0.26%	2.56%	(3.14%)	397,781	6%
2014	16.30	0.49	(1.36)	(0.87)	-	-	-	15.43	0.27%	0.27%	3.03%	(5.34%)	348,426	4%
2013	13.54	0.40	2.36	2.76	-	-	-	16.30	0.28%	0.28%	2.68%	20.39%	272,089	1%
2012	11.82	0.37	1.66	2.03	(0.31)	-	(0.31)	13.54	0.37%	0.30%	2.90%	17.12%	174,368	2%
2011	13.77	0.37	(2.05)	(1.68)	(0.27)	-	(0.27)	11.82	0.46%	0.30%	2.78%	(12.16%)	94,069	1%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy (see Note 2B in Note to Financial Statements).
(3)	The ratios for periods of less than one full year are annualized.
(4)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any. The investment adviser to the Trust reimbursed certain operating expenses under the expense limitation agreements and such agreements expired on April 30, 2013. The PD Aggregate Bond Index, PD Large-Cap Value Index, and PD Small-Cap Value Index Portfolios had expense reimbursements for the year ended December 31, 2013 that are not reflected in the above table due to rounding.
(5)	Total returns for periods of less than one full year are not annualized.
(6)	Unaudited for the period ended June 30, 2016.
(7)	Operations commenced on April 30, 2014.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2016, the Trust was comprised of fifty-seven separate funds, nine of which are presented in these financial statements (each individually a “Fund,” and collectively the “Funds” or the “Pacific Dynamix Underlying Funds”): PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio, PD Emerging Markets Portfolio, and PD International Large-Cap Portfolio.

The Pacific Dynamix Underlying Funds currently offer Class P shares only.

Presently only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the Investment Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Portfolios, see the Where to Go for More Information section of this report on page D-2.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Pacific Dynamix Underlying Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains (see Note 10). No dividend and capital gain distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distributions policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. EXPENSE ALLOCATION

General expenses of the Trust are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund.

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(Unaudited)

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

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(Unaudited)

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2016, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic, and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments; or repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, and PD Small-Cap Value Index Portfolios utilized futures to provide market exposure proportionate to the size of each Fund’s cash flows and residual cash balances.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: The PD Emerging Markets and PD International Large-Cap Portfolios used Forward Contracts in connection with the settlement of Fund securities transactions and to exchange one currency for another.

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin	Payable: Variation margin
Foreign currency contracts	Forward foreign currency appreciation	Forward foreign currency depreciation

The following is a summary of fair values of investments in equity futures contracts disclosed in the Trust’s Statements of Assets and Liabilities, as of June 30, 2016:

	Total Value of Equity Contracts* as of June 30, 2016
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$-	($39,464)
PD Large-Cap Value Index	1,849	(17,210)
PD Small-Cap Growth Index	-	(5,791)
PD Small-Cap Value Index	-	(21,144)

*	Includes cumulative appreciation and depreciation of futures contracts as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contract transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Foreign currency contracts	Net realized gain (loss) on foreign currency transactions

The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2016:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations			Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Equity Contracts	Foreign Currency Contracts	Equity Contracts
PD Large-Cap Growth Index	($115,950)	($115,950)	$-	$168,370
PD Large-Cap Value Index	72,589	72,589	-	106,408
PD Small-Cap Growth Index	26,884	26,884	-	5,891
PD Small-Cap Value Index	84,498	84,498	-	532
PD Emerging Markets	(6)	-	(6)	-
PD International Large-Cap	1,788	-	1,788	-

The following is a summary of the average number of positions and values of futures contracts for the period ended June 30, 2016:

	Average Derivative Positions and Value of Futures Contracts
Portfolio	Number of Positions	Value
PD Large-Cap Growth Index	2	$69,334
PD Large-Cap Value Index	1	181,068
PD Small-Cap Growth Index	1	10,879
PD Small-Cap Value Index	1	11,176

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of futures contracts for each applicable Fund for the period ended June 30, 2016. The realized gains and losses on foreign currency transactions as disclosed in the Statements of Operations serve as indicators of volume of forward foreign currency contracts activity for the PD Emerging Markets and PD International Large-Cap Portfolios.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

Certain Funds held financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements). Certain Funds presented in these financial statements had investments in repurchase agreements. The gross value and related collateral for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2016.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to the Trust. PLFA has retained other investment management firms to sub-advise each Fund presented in these financial statements, as discussed later in this section. PLFA receives investment advisory fees from each Fund, which are based on the following annual percentages of the average daily net assets of each Fund:

Portfolio	Rate	Portfolio	Rate
PD 1-3 Year Corporate Bond	0.20% of first $50 million 0.19% of next $50 million 0.14% on excess	PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% of first $300 million 0.12% on excess
PD Aggregate Bond Index	0.16% of first $50 million 0.15% of next $50 million 0.14% on excess	PD Emerging Markets	0.60% of first $50 million 0.35% on excess
PD High Yield Bond Market	0.35% of first $50 million 0.22% of next $50 million 0.14% on excess	PD International Large-Cap	0.25% of first $100 million 0.20% on excess

Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision, to sub-advise each Pacific Dynamix Underlying Fund. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2016, the following firms serve as sub-advisers for their respective Funds:

Portfolio	Sub-Adviser
PD 1-3 Year Corporate Bond PD Aggregate Bond Index PD High Yield Bond Market	SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	BlackRock Investment Management, LLC
PD Emerging Markets PD International Large-Cap	Dimensional Fund Advisors LP

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Pacific Dynamix Underlying Funds and is compensated by the Trust for these services.

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser and Pacific Life are related parties. The advisory fees earned by the Investment Adviser and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2016 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2016 are presented in the Statements of Assets and Liabilities.

B. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds in the Pacific Funds Series Trust. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A and/or Class P shares of the corresponding series of the Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2016, such expenses increased by $272 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2016, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $12,454.

C. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

D. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/ or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds effective rate or the One-Month London Interbank Offered Rates (“LIBOR”) rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.20% (0.25% after August 26, 2016) per annum on the daily unused portion of the committed line up to a maximum of $150,000 ($187,500 after August 26, 2016) based on the current rate for all applicable Funds of the Trust. As of June 30, 2016, the actual interest rate on borrowing by the Trust was 1.72%. The committed line of credit will expire on August 25, 2017 unless renewed and applies to all Funds presented in these financial statements except the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
PD Emerging Markets	1.68%	$62,236

No other Funds presented in these financial statements had a loan outstanding during the reporting period. As of June 30, 2016, none of the Funds presented in these financial statements had loans outstanding in connection with this line of credit.

C-11

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2016, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$186,084,397	$193,111,932

	Other Securities
Portfolio	Purchases	Sales
PD 1-3 Year Corporate Bond	$55,800,503	$54,887,717
PD Aggregate Bond Index	29,672,517	22,998,841
PD High Yield Bond Market	25,019,028	17,363,765
PD Large-Cap Growth Index	75,312,021	55,916,996
PD Large-Cap Value Index	96,648,499	93,860,368

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$50,034,449	$36,422,051
PD Small-Cap Value Index	81,351,108	46,553,365
PD Emerging Markets	11,877,810	9,982,155
PD International Large-Cap	39,044,019	11,468,792

10. FEDERAL INCOME TAX INFORMATION

Each Pacific Dynamix Underlying Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distributions policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B).

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2016, were as follows:

		Gross	Gross	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Unrealized Appreciation on Investments
PD 1-3 Year Corporate Bond	$168,413,366	$1,192,163	($47,431)	$1,144,732
PD Aggregate Bond Index	825,918,101	35,341,947	(1,070,552)	34,271,395
PD High Yield Bond Market	148,677,106	3,733,896	(8,018,308)	(4,284,412)
PD Large-Cap Growth Index	340,218,133	108,944,122	(8,131,442)	100,812,680
PD Large-Cap Value Index	472,168,496	63,887,638	(22,156,672)	41,730,966
PD Small-Cap Growth Index	117,404,849	14,587,304	(8,448,107)	6,139,197
PD Small-Cap Value Index	187,670,936	16,310,423	(16,337,822)	(27,399)
PD Emerging Markets	133,364,934	11,324,810	(20,288,853)	(8,964,043)
PD International Large-Cap	419,299,500	44,938,738	(58,279,635)	(13,340,897)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2011.

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2016 and the year ended December 31, 2015, were as follows:

	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015	Period Ended June 30, 2016	Year Ended December 31, 2015
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
Class P
Shares sold	584,980	2,441,983	1,886,309	8,179,819	695,488	1,994,396
Shares repurchased	(909,466)	(981,212)	(3,059,336)	(2,064,631)	(546,340)	(4,044,544)
Net increase (decrease)	(324,486)	1,460,771	(1,173,027)	6,115,188	149,148	(2,050,148)
Shares outstanding, beginning of year or period	16,550,340	15,089,569	70,544,768	64,429,580	10,828,867	12,879,015
Shares outstanding, end of year or period	16,225,854	16,550,340	69,371,741	70,544,768	10,978,015	10,828,867

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
Class P
Shares sold	604,853	1,710,596	710,863	3,452,385	721,969	1,252,759
Shares repurchased	(546,446)	(508,848)	(1,754,566)	(1,179,130)	(135,788)	(184,363)
Net increase (decrease)	58,407	1,201,748	(1,043,703)	2,273,255	586,181	1,068,396
Shares outstanding, beginning of year or period	17,260,681	16,058,933	23,121,232	20,847,977	5,215,534	4,147,138
Shares outstanding, end of year or period	17,319,088	17,260,681	22,077,529	23,121,232	5,801,715	5,215,534

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
Class P
Shares sold	1,959,584	1,185,943	323,505	2,974,024	1,920,162	5,517,578
Shares repurchased	(217,173)	(190,598)	(300,514)	(1,552,333)	(583,055)	(1,484,645)
Net increase (decrease)	1,742,411	995,345	22,991	1,421,691	1,337,107	4,032,933
Shares outstanding, beginning of year or period	8,069,761	7,074,416	9,376,789	7,955,098	26,621,061	22,588,128
Shares outstanding, end of year or period	9,812,172	8,069,761	9,399,780	9,376,789	27,958,168	26,621,061

C-13

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2016 to June 30, 2016.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses. The “Ending Account Value at 06/30/16” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/16-06/30/16” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2016 to June 30, 2016.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 Fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/16-06/30/16.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses. It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
PD 1-3 Year Corporate Bond
Actual	$1,000.00	$1,019.40	0.23%	$1.15
Hypothetical	$1,000.00	$1,023.72	0.23%	$1.16

PD Aggregate Bond Index
Actual	$1,000.00	$1,053.00	0.20%	$1.02
Hypothetical	$1,000.00	$1,023.87	0.20%	$1.01

PD High Yield Bond Market
Actual	$1,000.00	$1,089.30	0.35%	$1.82
Hypothetical	$1,000.00	$1,023.12	0.35%	$1.76

PD Large-Cap Growth Index
Actual	$1,000.00	$1,012.50	0.17%	$0.85
Hypothetical	$1,000.00	$1,024.02	0.17%	$0.86

PD Large-Cap Value Index
Actual	$1,000.00	$1,061.10	0.16%	$0.82
Hypothetical	$1,000.00	$1,024.07	0.16%	$0.81

Portfolio	Beginning Account Value at 01/01/16	Ending Account Value at 06/30/16	Annualized Expense Ratio	Expenses Paid During the Period 01/01/16- 06/30/16 (1)
PD Small-Cap Growth Index
Actual	$1,000.00	$984.20	0.20%	$0.99
Hypothetical	$1,000.00	$1,023.87	0.20%	$1.01

PD Small-Cap Value Index
Actual	$1,000.00	$1,059.30	0.19%	$0.97
Hypothetical	$1,000.00	$1,023.92	0.19%	$0.96

PD Emerging Markets
Actual	$1,000.00	$1,094.40	0.61%	$3.18
Hypothetical	$1,000.00	$1,021.83	0.61%	$3.07

PD International Large-Cap
Actual	$1,000.00	$979.80	0.26%	$1.28
Hypothetical	$1,000.00	$1,023.57	0.26%	$1.31

(1)	Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 days.

D-1

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

D-2

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 12.0%

Advance Auto Parts Inc	8,726	$1,410,383
Amazon.com Inc *	46,195	33,058,066
AutoNation Inc *	8,867	416,572
AutoZone Inc *	3,595	2,853,855
Bed Bath & Beyond Inc	19,468	841,407
Best Buy Co Inc	33,527	1,025,926
BorgWarner Inc	26,019	768,081
CarMax Inc *	23,293	1,142,056
Carnival Corp	53,628	2,370,358
CBS Corp ‘B’	50,198	2,732,779
Chipotle Mexican Grill Inc *	3,576	1,440,270
Coach Inc	33,047	1,346,335
Comcast Corp ‘A’	289,529	18,874,396
Darden Restaurants Inc	13,735	869,975
Delphi Automotive PLC (United Kingdom)	33,028	2,067,553
Discovery Communications Inc ‘A’ *	17,862	450,658
Discovery Communications Inc ‘C’ *	28,322	675,480
Dollar General Corp	33,900	3,186,600
Dollar Tree Inc *	27,942	2,633,254
DR Horton Inc	39,164	1,232,883
Expedia Inc	14,101	1,498,936
Foot Locker Inc	16,335	896,138
Ford Motor Co	463,952	5,831,877
Garmin Ltd	13,999	593,838
General Motors Co	167,257	4,733,373
Genuine Parts Co	17,793	1,801,541
H&R Block Inc	28,079	645,817
Hanesbrands Inc	46,610	1,171,309
Harley-Davidson Inc	21,900	992,070
Harman International Industries Inc	8,467	608,100
Hasbro Inc	13,366	1,122,610
Johnson Controls Inc	77,142	3,414,305
Kohl’s Corp	22,590	856,613
L Brands Inc	30,311	2,034,777
Leggett & Platt Inc	16,149	825,375
Lennar Corp ‘A’	21,434	988,107
LKQ Corp *	36,427	1,154,736
Lowe’s Cos Inc	105,814	8,377,294
Macy’s Inc	36,927	1,241,116
Marriott International Inc ‘A’	22,624	1,503,591
Mattel Inc	40,462	1,266,056
McDonald’s Corp	104,909	12,624,749
Michael Kors Holdings Ltd *	21,353	1,056,546
Mohawk Industries Inc *	7,569	1,436,293
Netflix Inc *	50,943	4,660,266
Newell Brands Inc	54,356	2,640,071
News Corp ‘A’	45,220	513,247
News Corp ‘B’	12,829	149,714
NIKE Inc ‘B’	158,988	8,776,138
Nordstrom Inc	15,279	581,366
O’Reilly Automotive Inc *	11,566	3,135,543
Omnicom Group Inc	28,512	2,323,443
PulteGroup Inc	37,811	736,936
PVH Corp	9,752	918,931
Ralph Lauren Corp	6,918	619,991
Ross Stores Inc	48,197	2,732,288
Royal Caribbean Cruises Ltd	20,181	1,355,154
Scripps Networks Interactive Inc ‘A’	11,290	703,028
Signet Jewelers Ltd (NYSE)	9,465	780,011
Staples Inc	76,847	662,421
Starbucks Corp	175,898	10,047,294
Starwood Hotels & Resorts Worldwide Inc	20,083	1,485,138
Target Corp	70,391	4,914,700
TEGNA Inc	26,148	605,849
The Gap Inc	26,930	571,455
The Goodyear Tire & Rubber Co	31,779	815,449

	Shares	Value
The Home Depot Inc	148,566	$18,970,393
The Interpublic Group of Cos Inc	47,855	1,105,451
The Priceline Group Inc *	5,905	7,371,861
The TJX Cos Inc	79,676	6,153,377
The Walt Disney Co	178,575	17,468,206
Tiffany & Co	13,275	804,996
Time Warner Inc	94,031	6,915,040
Tractor Supply Co	15,916	1,451,221
TripAdvisor Inc *	13,557	871,715
Twenty-First Century Fox Inc ‘A’	130,897	3,540,764
Twenty-First Century Fox Inc ‘B’	51,315	1,398,334
Ulta Salon Cosmetics & Fragrance Inc *	7,581	1,847,035
Under Armour Inc ‘A’ *	21,617	867,490
Under Armour Inc ‘C’ *	21,770	792,444
Urban Outfitters Inc *	10,500	288,750
VF Corp	40,411	2,484,872
Viacom Inc ‘B’	41,230	1,709,808
Whirlpool Corp	9,191	1,531,588
Wyndham Worldwide Corp	13,389	953,698
Wynn Resorts Ltd	9,687	878,030
Yum! Brands Inc	48,638	4,033,063

		267,238,623

Consumer Staples - 10.3%

Altria Group Inc	233,000	16,067,680
Archer-Daniels-Midland Co	70,846	3,038,585
Brown-Forman Corp ‘B’	11,960	1,193,130
Campbell Soup Co	21,399	1,423,675
Church & Dwight Co Inc	15,438	1,588,416
Colgate-Palmolive Co	106,239	7,776,695
ConAgra Foods Inc	51,663	2,470,008
Constellation Brands Inc ‘A’	20,932	3,462,153
Costco Wholesale Corp	52,335	8,218,688
CVS Health Corp	128,254	12,279,038
Dr Pepper Snapple Group Inc	22,296	2,154,462
General Mills Inc	70,610	5,035,905
Hormel Foods Corp	32,162	1,177,129
Kellogg Co	30,011	2,450,398
Kimberly-Clark Corp	42,949	5,904,629
McCormick & Co Inc	13,730	1,464,579
Mead Johnson Nutrition Co	22,189	2,013,652
Molson Coors Brewing Co ‘B’	21,876	2,212,320
Mondelez International Inc ‘A’	186,699	8,496,672
Monster Beverage Corp *	16,824	2,703,785
PepsiCo Inc	172,009	18,222,633
Philip Morris International Inc	185,229	18,841,494
Reynolds American Inc	98,518	5,313,076
Sysco Corp	62,487	3,170,590
The Clorox Co	15,405	2,131,898
The Coca-Cola Co	463,700	21,019,521
The Estee Lauder Cos Inc ‘A’	26,409	2,403,747
The Hershey Co	17,069	1,937,161
The JM Smucker Co	14,243	2,170,776
The Kraft Heinz Co	70,759	6,260,756
The Kroger Co	113,961	4,192,625
The Procter & Gamble Co	317,978	26,923,197
Tyson Foods Inc ‘A’	34,879	2,329,568
Wal-Mart Stores Inc	182,447	13,322,280
Walgreens Boots Alliance Inc	102,700	8,551,829
Whole Foods Market Inc	38,631	1,236,965

		229,159,715

Energy - 7.2%

Anadarko Petroleum Corp	60,506	3,221,944
Apache Corp	45,019	2,506,208
Baker Hughes Inc	52,106	2,351,544
Cabot Oil & Gas Corp	54,511	1,403,113
Chesapeake Energy Corp *	62,333	266,785
Chevron Corp	225,215	23,609,288
Cimarex Energy Co	11,284	1,346,407

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Columbia Pipeline Group Inc	47,583	$1,212,891
Concho Resources Inc *	15,368	1,832,941
ConocoPhillips	147,112	6,414,083
Devon Energy Corp	62,590	2,268,888
Diamond Offshore Drilling Inc	7,672	186,660
EOG Resources Inc	65,438	5,458,838
EQT Corp	20,251	1,568,035
Exxon Mobil Corp	495,459	46,444,327
FMC Technologies Inc *	27,003	720,170
Halliburton Co	102,146	4,626,192
Helmerich & Payne Inc	12,854	862,889
Hess Corp	31,513	1,893,931
Kinder Morgan Inc	217,761	4,076,486
Marathon Oil Corp	100,396	1,506,944
Marathon Petroleum Corp	62,980	2,390,721
Murphy Oil Corp	19,245	611,029
National Oilwell Varco Inc	44,722	1,504,895
Newfield Exploration Co *	23,579	1,041,720
Noble Energy Inc	51,034	1,830,590
Occidental Petroleum Corp	90,900	6,868,404
ONEOK Inc	24,990	1,185,776
Phillips 66	55,865	4,432,329
Pioneer Natural Resources Co	19,430	2,938,010
Range Resources Corp	20,182	870,651
Schlumberger Ltd	165,463	13,084,814
Southwestern Energy Co *	46,372	583,360
Spectra Energy Corp	79,911	2,927,140
Tesoro Corp	14,198	1,063,714
The Williams Cos Inc	81,227	1,756,940
Transocean Ltd	40,731	484,292
Valero Energy Corp	55,979	2,854,929

		160,207,878

Financials - 15.3%

Affiliated Managers Group Inc *	6,426	904,588
Aflac Inc	49,982	3,606,701
American Express Co	97,516	5,925,072
American International Group Inc	133,652	7,068,854
American Tower Corp REIT	50,446	5,731,170
Ameriprise Financial Inc	20,109	1,806,794
Aon PLC	32,141	3,510,761
Apartment Investment & Management Co ‘A’ REIT	18,636	822,966
Arthur J Gallagher & Co	21,059	1,002,408
Assurant Inc	7,709	665,364
AvalonBay Communities Inc REIT	16,304	2,941,079
Bank of America Corp	1,228,779	16,305,897
BB&T Corp	96,623	3,440,745
Berkshire Hathaway Inc ‘B’ *	223,876	32,415,006
BlackRock Inc	15,022	5,145,486
Boston Properties Inc REIT	18,278	2,410,868
Capital One Financial Corp	61,189	3,886,113
CBRE Group Inc ‘A’ *	34,605	916,340
Chubb Ltd	55,495	7,253,751
Cincinnati Financial Corp	17,602	1,318,214
Citigroup Inc	350,835	14,871,896
Citizens Financial Group Inc	62,812	1,254,984
CME Group Inc ‘A’	40,273	3,922,590
Comerica Inc	20,811	855,956
Crown Castle International Corp REIT	39,720	4,028,800
Digital Realty Trust Inc REIT	17,461	1,903,074
Discover Financial Services	49,292	2,641,558
E*TRADE Financial Corp *	33,644	790,298
Equinix Inc REIT	8,200	3,179,386
Equity Residential REIT	43,452	2,992,974
Essex Property Trust Inc REIT	7,785	1,775,681
Extra Space Storage Inc REIT	14,882	1,377,180
Federal Realty Investment Trust REIT	8,291	1,372,575
Fifth Third Bancorp	93,207	1,639,511
Franklin Resources Inc	44,432	1,482,696

	Shares	Value
General Growth Properties Inc REIT	69,306	$2,066,705
HCP Inc REIT	55,400	1,960,052
Host Hotels & Resorts Inc REIT	89,524	1,451,184
Huntington Bancshares Inc	94,611	845,822
Intercontinental Exchange Inc	14,148	3,621,322
Invesco Ltd	49,555	1,265,635
Iron Mountain Inc REIT	28,695	1,142,922
JPMorgan Chase & Co	436,772	27,141,012
KeyCorp	99,440	1,098,812
Kimco Realty Corp REIT	49,233	1,544,932
Legg Mason Inc	12,818	378,003
Leucadia National Corp	39,660	687,308
Lincoln National Corp	28,675	1,111,730
Loews Corp	31,870	1,309,538
M&T Bank Corp	18,933	2,238,449
Marsh & McLennan Cos Inc	62,028	4,246,437
MetLife Inc	130,507	5,198,094
Moody’s Corp	20,179	1,890,974
Morgan Stanley	181,799	4,723,138
Nasdaq Inc	13,653	882,940
Navient Corp	40,796	487,512
Northern Trust Corp	25,615	1,697,250
People’s United Financial Inc	36,944	541,599
Principal Financial Group Inc	32,275	1,326,825
Prologis Inc REIT	62,450	3,062,548
Prudential Financial Inc	53,076	3,786,442
Public Storage REIT	17,527	4,479,726
Realty Income Corp REIT	29,801	2,066,997
Regions Financial Corp	153,255	1,304,200
S&P Global Inc	31,572	3,386,413
Simon Property Group Inc REIT	36,821	7,986,475
SL Green Realty Corp REIT	11,907	1,267,738
State Street Corp	47,604	2,566,808
SunTrust Banks Inc	60,097	2,468,785
Synchrony Financial *	99,228	2,508,484
T Rowe Price Group Inc	29,534	2,155,096
The Allstate Corp	45,019	3,149,079
The Bank of New York Mellon Corp	128,024	4,973,732
The Charles Schwab Corp	143,003	3,619,406
The Goldman Sachs Group Inc	46,147	6,856,521
The Hartford Financial Services Group Inc	47,206	2,095,002
The Macerich Co REIT	15,087	1,288,279
The PNC Financial Services Group Inc	59,632	4,853,448
The Progressive Corp	69,537	2,329,489
The Travelers Cos Inc	35,104	4,178,780
Torchmark Corp	13,421	829,686
UDR Inc REIT	31,790	1,173,687
Unum Group	28,425	903,631
US Bancorp	194,341	7,837,773
Ventas Inc REIT	39,994	2,912,363
Vornado Realty Trust REIT	21,095	2,112,031
Wells Fargo & Co	552,159	26,133,685
Welltower Inc REIT	42,263	3,219,173
Weyerhaeuser Co REIT	89,241	2,656,705
Willis Towers Watson PLC	16,443	2,044,029
XL Group PLC (Ireland)	34,725	1,156,690
Zions Bancorp	24,337	611,589

		342,000,021

Health Care - 14.3%

Abbott Laboratories	175,320	6,891,829
AbbVie Inc	193,272	11,965,470
Aetna Inc	41,603	5,080,974
Agilent Technologies Inc	39,006	1,730,306
Alexion Pharmaceuticals Inc *	26,811	3,130,452
Allergan PLC *	47,275	10,924,780
AmerisourceBergen Corp	21,926	1,739,170
Amgen Inc	89,501	13,617,577
Anthem Inc	31,102	4,084,937
Baxter International Inc	64,767	2,928,764

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Becton Dickinson & Co	25,207	$4,274,855
Biogen Inc *	26,023	6,292,882
Boston Scientific Corp *	160,457	3,749,880
Bristol-Myers Squibb Co	198,671	14,612,252
Cardinal Health Inc	39,192	3,057,368
Celgene Corp *	93,021	9,174,661
Centene Corp *	20,224	1,443,387
Cerner Corp *	36,013	2,110,362
Cigna Corp	30,437	3,895,632
CR Bard Inc	8,775	2,063,529
DaVita HealthCare Partners Inc *	19,720	1,524,750
DENTSPLY SIRONA Inc	28,713	1,781,355
Edwards Lifesciences Corp *	25,538	2,546,905
Eli Lilly & Co	115,833	9,121,849
Endo International PLC *	24,328	379,274
Express Scripts Holding Co *	75,306	5,708,195
Gilead Sciences Inc	159,095	13,271,705
HCA Holdings Inc *	36,375	2,801,239
Henry Schein Inc *	9,752	1,724,154
Hologic Inc *	29,385	1,016,721
Humana Inc	17,649	3,174,702
Illumina Inc *	17,494	2,455,808
Intuitive Surgical Inc *	4,449	2,942,613
Johnson & Johnson	328,340	39,827,642
Laboratory Corp of America Holdings *	12,103	1,576,658
Mallinckrodt PLC *	13,319	809,529
McKesson Corp	27,203	5,077,440
Medtronic PLC	167,337	14,519,831
Merck & Co Inc	330,264	19,026,509
Mylan NV *	51,021	2,206,148
Patterson Cos Inc	9,940	476,027
PerkinElmer Inc	13,066	684,920
Perrigo Co PLC	17,423	1,579,743
Pfizer Inc	724,085	25,495,033
Quest Diagnostics Inc	16,989	1,383,074
Regeneron Pharmaceuticals Inc *	9,292	3,245,045
St Jude Medical Inc	33,752	2,632,656
Stryker Corp	37,285	4,467,862
Thermo Fisher Scientific Inc	47,157	6,967,918
UnitedHealth Group Inc	113,617	16,042,720
Universal Health Services Inc ‘B’	10,757	1,442,514
Varian Medical Systems Inc *	11,366	934,626
Vertex Pharmaceuticals Inc *	29,322	2,522,278
Waters Corp *	9,670	1,360,085
Zimmer Biomet Holdings Inc	23,779	2,862,516
Zoetis Inc	54,431	2,583,295

		318,942,406

Industrials - 9.9%

3M Co	72,449	12,687,269
Acuity Brands Inc	5,211	1,292,120
Alaska Air Group Inc	14,844	865,257
Allegion PLC	11,436	794,001
American Airlines Group Inc	69,041	1,954,551
AMETEK Inc	28,030	1,295,827
Caterpillar Inc	69,298	5,253,481
CH Robinson Worldwide Inc	17,047	1,265,740
Cintas Corp	10,423	1,022,809
CSX Corp	114,618	2,989,237
Cummins Inc	19,293	2,169,305
Danaher Corp	71,143	7,185,443
Deere & Co	35,649	2,888,995
Delta Air Lines Inc	92,645	3,375,057
Dover Corp	18,447	1,278,746
Eaton Corp PLC	54,611	3,261,915
Emerson Electric Co	76,533	3,991,961
Equifax Inc	14,127	1,813,907
Expeditors International of Washington Inc	21,671	1,062,746
Fastenal Co	34,335	1,524,131
FedEx Corp	29,807	4,524,106

	Shares	Value
Flowserve Corp	15,479	$699,186
Fluor Corp	16,532	814,697
Fortune Brands Home & Security Inc	18,306	1,061,199
General Dynamics Corp	34,329	4,779,970
General Electric Co	1,098,464	34,579,647
Honeywell International Inc	91,552	10,649,329
Illinois Tool Works Inc	38,961	4,058,178
Ingersoll-Rand PLC	30,566	1,946,443
Jacobs Engineering Group Inc *	14,583	726,379
JB Hunt Transport Services Inc	10,603	858,101
Kansas City Southern	12,912	1,163,242
L-3 Communications Holdings Inc	9,261	1,358,496
Lockheed Martin Corp	31,265	7,759,035
Masco Corp	39,739	1,229,525
Nielsen Holdings PLC	43,065	2,238,088
Norfolk Southern Corp	35,487	3,021,008
Northrop Grumman Corp	21,533	4,786,355
PACCAR Inc	41,813	2,168,840
Parker-Hannifin Corp	16,078	1,737,228
Pentair PLC (United Kingdom)	21,712	1,265,592
Pitney Bowes Inc	22,797	405,787
Quanta Services Inc *	19,015	439,627
Raytheon Co	35,582	4,837,373
Republic Services Inc	28,318	1,452,997
Robert Half International Inc	15,609	595,639
Rockwell Automation Inc	15,640	1,795,785
Rockwell Collins Inc	15,605	1,328,610
Roper Technologies Inc	12,028	2,051,496
Ryder System Inc	6,366	389,217
Snap-on Inc	6,914	1,091,167
Southwest Airlines Co	75,933	2,977,333
Stanley Black & Decker Inc	18,129	2,016,307
Stericycle Inc *	10,114	1,053,070
Textron Inc	32,271	1,179,828
The Boeing Co	71,567	9,294,406
The Dun & Bradstreet Corp	4,305	524,521
TransDigm Group Inc *	6,395	1,686,297
Tyco International PLC	50,531	2,152,621
Union Pacific Corp	100,726	8,788,343
United Continental Holdings Inc *	40,083	1,645,006
United Parcel Service Inc ‘B’	82,134	8,847,474
United Rentals Inc *	10,826	726,425
United Technologies Corp	92,571	9,493,156
Verisk Analytics Inc *	18,397	1,491,629
Waste Management Inc	49,322	3,268,569
WW Grainger Inc	6,759	1,535,983
Xylem Inc	21,241	948,411

		221,414,219

Information Technology - 19.2%

Accenture PLC ‘A’	74,724	8,465,482
Activision Blizzard Inc	60,353	2,391,789
Adobe Systems Inc *	59,303	5,680,634
Akamai Technologies Inc *	21,034	1,176,432
Alliance Data Systems Corp *	7,053	1,381,824
Alphabet Inc ‘A’ *	35,080	24,679,832
Alphabet Inc ‘C’ *	35,267	24,408,291
Amphenol Corp ‘A’	36,658	2,101,603
Analog Devices Inc	36,894	2,089,676
Apple Inc	654,494	62,569,626
Applied Materials Inc	130,108	3,118,689
Autodesk Inc *	26,815	1,451,764
Automatic Data Processing Inc	54,438	5,001,219
Broadcom Ltd (Singapore)	44,127	6,857,336
CA Inc	35,214	1,156,076
Cisco Systems Inc	598,837	17,180,634
Citrix Systems Inc *	18,325	1,467,649
Cognizant Technology Solutions Corp ‘A’ *	72,487	4,149,156
Corning Inc	128,485	2,631,373
CSRA Inc	16,217	379,964

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
eBay Inc *	126,270	$2,955,981
Electronic Arts Inc *	36,809	2,788,650
EMC Corp	231,704	6,295,398
F5 Networks Inc *	8,182	931,439
Facebook Inc ‘A’ *	276,133	31,556,479
Fidelity National Information Services Inc	32,856	2,420,830
First Solar Inc *	9,084	440,392
Fiserv Inc *	26,531	2,884,716
FLIR Systems Inc	16,370	506,652
Global Payments Inc	18,337	1,308,895
Harris Corp	14,835	1,237,832
Hewlett Packard Enterprise Co	198,489	3,626,394
HP Inc	205,478	2,578,749
Intel Corp	562,169	18,439,143
International Business Machines Corp	105,200	15,967,256
Intuit Inc	30,563	3,411,136
Juniper Networks Inc	41,889	942,084
KLA-Tencor Corp	18,525	1,356,956
Lam Research Corp	18,909	1,589,491
Linear Technology Corp	28,483	1,325,314
MasterCard Inc ‘A’	116,687	10,275,457
Microchip Technology Inc	25,408	1,289,710
Micron Technology Inc *	123,461	1,698,823
Microsoft Corp	939,458	48,072,066
Motorola Solutions Inc	18,880	1,245,514
NetApp Inc	34,402	845,945
NVIDIA Corp	60,823	2,859,289
Oracle Corp	371,822	15,218,674
Paychex Inc	38,229	2,274,626
PayPal Holdings Inc *	132,407	4,834,180
Qorvo Inc *	15,364	849,015
QUALCOMM Inc	175,508	9,401,964
Red Hat Inc *	21,733	1,577,816
salesforce.com Inc *	76,043	6,038,575
Seagate Technology PLC	35,276	859,323
Skyworks Solutions Inc	22,810	1,443,417
Symantec Corp	72,582	1,490,834
TE Connectivity Ltd (Switzerland)	42,722	2,439,853
Teradata Corp *	15,828	396,808
Texas Instruments Inc	119,629	7,494,757
The Western Union Co	59,730	1,145,621
Total System Services Inc	20,054	1,065,068
VeriSign Inc *	11,464	991,177
Visa Inc ‘A’	227,443	16,869,447
Western Digital Corp	33,127	1,565,582
Xerox Corp	113,306	1,075,274
Xilinx Inc	30,410	1,402,813
Yahoo! Inc *	103,660	3,893,470

		429,517,934

Materials - 2.8%

Air Products & Chemicals Inc	23,097	3,280,698
Albemarle Corp	13,399	1,062,675
Alcoa Inc	156,471	1,450,486
Avery Dennison Corp	10,643	795,564
Ball Corp	20,767	1,501,246
CF Industries Holdings Inc	27,738	668,486
Eastman Chemical Co	17,591	1,194,429
Ecolab Inc	31,703	3,759,976
EI du Pont de Nemours & Co	103,733	6,721,898
FMC Corp	15,906	736,607
Freeport-McMoRan Inc	148,974	1,659,570
International Flavors & Fragrances Inc	9,505	1,198,295
International Paper Co	48,929	2,073,611
LyondellBasell Industries NV ‘A’	41,147	3,062,160
Martin Marietta Materials Inc	7,656	1,469,952
Monsanto Co	52,404	5,419,097
Newmont Mining Corp	62,972	2,463,465
Nucor Corp	37,836	1,869,477
Owens-Illinois Inc *	19,158	345,035

	Shares	Value
PPG Industries Inc	31,746	$3,306,346
Praxair Inc	33,897	3,809,684
Sealed Air Corp	23,324	1,072,204
The Dow Chemical Co	134,177	6,669,939
The Mosaic Co	41,951	1,098,277
The Sherwin-Williams Co	9,334	2,741,116
Vulcan Materials Co	15,849	1,907,586
WestRock Co	30,209	1,174,224

		62,512,103

Telecommunication Services - 2.8%

AT&T Inc	735,028	31,760,560
CenturyLink Inc	64,720	1,877,527
Frontier Communications Corp	139,017	686,744
Level 3 Communications Inc *	34,397	1,771,102
Verizon Communications Inc	486,737	27,179,394

		63,275,327

Utilities - 3.6%

AES Corp	78,511	979,817
AGL Resources Inc	14,327	945,152
Alliant Energy Corp	27,116	1,076,505
Ameren Corp	28,875	1,547,123
American Electric Power Co Inc	58,437	4,095,849
American Water Works Co Inc	21,184	1,790,260
CenterPoint Energy Inc	51,204	1,228,896
CMS Energy Corp	32,984	1,512,646
Consolidated Edison Inc	36,350	2,923,994
Dominion Resources Inc	73,603	5,735,882
DTE Energy Co	21,359	2,117,104
Duke Energy Corp	81,920	7,027,917
Edison International	38,773	3,011,499
Entergy Corp	21,242	1,728,037
Eversource Energy	37,747	2,261,045
Exelon Corp	109,474	3,980,475
FirstEnergy Corp	50,416	1,760,023
NextEra Energy Inc	54,813	7,147,615
NiSource Inc	38,051	1,009,113
NRG Energy Inc	37,473	561,720
PG&E Corp	58,649	3,748,844
Pinnacle West Capital Corp	13,210	1,070,803
PPL Corp	80,191	3,027,210
Public Service Enterprise Group Inc	60,268	2,809,091
SCANA Corp	17,008	1,286,825
Sempra Energy	28,061	3,199,515
TECO Energy Inc	28,025	774,611
The Southern Co	112,114	6,012,674
WEC Energy Group Inc	37,564	2,452,929
Xcel Energy Inc	60,401	2,704,757

		79,527,931

Total Common Stocks (Cost $1,632,088,800)		2,173,796,157

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $59,652,025; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $60,848,600)	$59,651,975	$59,651,975

Total Short-Term Investment (Cost $59,651,975)		59,651,975

TOTAL INVESTMENTS - 100.1% (Cost $1,691,740,775)		2,233,448,132

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,160,560)

NET ASSETS - 100.0%		$2,232,287,572

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Information Technology	19.2%
Financials	15.3%
Health Care	14.3%
Consumer Discretionary	12.0%
Consumer Staples	10.3%
Industrials	9.9%
Energy	7.2%
Utilities	3.6%
Others (each less than 3.0%)	8.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/16)	616	($381,435)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,173,796,157	$2,173,796,157	$-	$-
	Short-Term Investment	59,651,975	-	59,651,975	-

	Total Assets	2,233,448,132	2,173,796,157	59,651,975	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(381,435)	(381,435)	-	-

	Total Liabilities	(381,435)	(381,435)	-	-

	Total	$2,233,066,697	$2,173,414,722	$59,651,975	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,721	$75,314

Total Rights (Cost $0)		75,314

COMMON STOCKS - 96.2%

Consumer Discretionary - 11.2%

1-800-Flowers.com Inc ‘A’ *	5,816	52,460
Aaron’s Inc	21,343	467,198
Abercrombie & Fitch Co ‘A’	22,099	393,583
AMC Entertainment Holdings Inc ‘A’	6,381	176,179
America’s Car-Mart Inc *	2,524	71,278
American Eagle Outfitters Inc	5,369	85,528
American Public Education Inc *	5,053	141,989
Apollo Education Group Inc *	27,314	249,104
Arctic Cat Inc	2,399	40,783
Ascena Retail Group Inc *	36,607	255,883
Ascent Capital Group Inc ‘A’ *	3,292	50,664
Barnes & Noble Education Inc *	12,755	129,463
Barnes & Noble Inc	20,136	228,544
Bassett Furniture Industries Inc	1,401	33,540
Beazer Homes USA Inc *	10,230	79,283
Belmond Ltd ‘A’ * (United Kingdom)	26,775	265,073
Big 5 Sporting Goods Corp	5,644	52,320
Biglari Holdings Inc *	303	122,212
Boot Barn Holdings Inc *	4,226	36,428
Bridgepoint Education Inc *	6,236	45,149
Brinker International Inc	50,300	2,290,159
BRP Inc * (Canada)	158,667	2,538,525
Brunswick Corp	10,500	475,860
Build-A-Bear Workshop Inc *	3,820	51,264
Caesars Acquisition Co ‘A’ *	15,081	169,209
Caesars Entertainment Corp *	18,068	138,943
Caleres Inc	112,557	2,725,005
Callaway Golf Co	18,973	193,714
Cambium Learning Group Inc *	4,437	20,011
Capella Education Co	262	13,792
Career Education Corp *	20,941	124,599
Carmike Cinemas Inc *	2,627	79,125
Carriage Services Inc	431	10,206
Carrols Restaurant Group Inc *	1,636	19,468
Century Casinos Inc *	3,453	21,512
Century Communities Inc *	4,377	75,897
Chegg Inc *	14,459	72,295
Chico’s FAS Inc	4,216	45,153
Citi Trends Inc	4,522	70,227
Conn’s Inc *	6,572	49,421
Cooper Tire & Rubber Co	17,857	532,496
Cooper-Standard Holding Inc *	365	28,831
Cracker Barrel Old Country Store Inc	281	48,183
Crocs Inc *	324,500	3,660,360
CSS Industries Inc	2,891	77,508
Daily Journal Corp *	126	29,861
Dana Holding Corp	48,307	510,122
Deckers Outdoor Corp *	9,772	562,085
Del Frisco’s Restaurant Group Inc *	6,818	97,634
Del Taco Restaurants Inc *	7,240	65,884
Delta Apparel Inc *	2,225	50,174
Denny’s Corp *	6,587	70,679
Destination XL Group Inc *	3,566	16,297
DeVry Education Group Inc	20,366	363,329
DineEquity Inc	2,406	203,981
Drew Industries Inc	68,600	5,820,024
DSW Inc ‘A’	21,849	462,762

	Shares	Value
El Pollo Loco Holdings Inc *	6,398	$83,174
Eldorado Resorts Inc *	879	13,356
Empire Resorts Inc *	911	14,394
Entercom Communications Corp ‘A’	8,447	114,626
Eros International PLC *	9,398	152,905
Escalade Inc	3,292	33,710
Express Inc *	24,172	350,736
Federal-Mogul Holdings Corp *	10,317	85,734
Fiesta Restaurant Group Inc *	1,487	32,431
Flexsteel Industries Inc	2,035	80,627
Fogo De Chao Inc *	1,513	19,760
Fossil Group Inc *	13,630	388,864
Fred’s Inc ‘A’	10,691	172,232
FTD Cos Inc *	5,671	141,548
G-III Apparel Group Ltd *	2,756	126,004
Gaiam Inc ‘A’ *	2,187	16,927
Gannett Co Inc	38,013	524,960
Genesco Inc *	43,844	2,819,608
Gentex Corp	92,500	1,429,125
Global Eagle Entertainment Inc *	13,703	90,988
Golden Entertainment Inc	2,563	29,961
GoPro Inc ‘A’ *	32,868	355,303
Gray Television Inc *	7,648	82,981
Green Brick Partners Inc *	7,636	55,514
Group 1 Automotive Inc	5,226	257,955
Guess? Inc	19,625	295,356
Haverty Furniture Cos Inc	6,304	113,661
Hemisphere Media Group Inc *	462	5,452
Hibbett Sports Inc *	1,524	53,020
Hooker Furniture Corp	3,420	73,496
Houghton Mifflin Harcourt Co *	13,143	205,425
Hovnanian Enterprises Inc ‘A’ *	41,552	69,807
Iconix Brand Group Inc *	13,656	92,315
International Speedway Corp ‘A’	8,374	280,110
Interval Leisure Group Inc	33,141	526,942
Intrawest Resorts Holdings Inc *	5,098	66,172
J Alexander’s Holdings Inc *	4,270	42,401
Jack in the Box Inc	2,293	197,015
JAKKS Pacific Inc *	4,603	36,410
Johnson Outdoors Inc ‘A’	1,538	39,527
K12 Inc *	11,157	139,351
KB Home	21,301	323,988
Kirkland’s Inc *	2,536	37,228
Kona Grill Inc *	1,443	15,469
La Quinta Holdings Inc *	22,103	251,974
La-Z-Boy Inc	71,474	1,988,407
Lands’ End Inc *	4,741	77,847
LGI Homes Inc *	333	10,636
Libbey Inc	6,387	101,489
Liberty Braves Group ‘A’ *	2,661	40,021
Liberty Braves Group ‘C’ *	9,302	136,367
Liberty Media Group ‘A’ *	6,165	117,998
Liberty Media Group ‘C’ *	12,225	231,908
Liberty Tax Inc	588	7,832
Lifetime Brands Inc	3,314	48,351
Luby’s Inc *	6,003	30,135
Lumber Liquidators Holdings Inc *	8,424	129,898
M/I Homes Inc *	116,463	2,192,998
MarineMax Inc *	3,367	57,138
Marriott Vacations Worldwide Corp	6,781	464,431
MDC Holdings Inc	7,870	191,556
MDC Partners Inc ‘A’	11,438	209,201
Media General Inc *	35,264	606,188
Meredith Corp	11,977	621,726
Meritage Homes Corp *	11,522	432,536
Metaldyne Performance Group Inc	1,894	26,043
Modine Manufacturing Co *	14,790	130,152
Monarch Casino & Resort Inc *	3,355	73,709
Motorcar Parts of America Inc *	462	12,557
Movado Group Inc	4,955	107,424
MSG Networks Inc ‘A’ *	12,573	192,870

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
NACCO Industries Inc ‘A’	1,273	$71,288
National CineMedia Inc	19,803	306,550
New Media Investment Group Inc	10,475	189,283
Noodles & Co *	1,341	13,115
Office Depot Inc *	178,829	591,924
Party City Holdco Inc *	4,765	66,281
Penn National Gaming Inc *	3,405	47,500
Performance Sports Group Ltd *	13,081	39,243
Perry Ellis International Inc *	4,113	82,754
Pier 1 Imports Inc	22,864	117,521
Pinnacle Entertainment Inc *	16,954	187,850
Reading International Inc ‘A’ *	3,949	49,323
Red Lion Hotels Corp *	4,218	30,623
Red Robin Gourmet Burgers Inc *	3,517	166,811
Regis Corp *	11,824	147,209
Rent-A-Center Inc	16,961	208,281
Restoration Hardware Holdings Inc *	12,588	361,024
Ruby Tuesday Inc *	19,132	69,067
Saga Communications Inc ‘A’	1,121	44,324
Salem Media Group Inc	3,378	24,389
Scholastic Corp	8,619	341,399
Sears Holdings Corp *	2,812	38,271
Sears Hometown & Outlet Stores Inc *	3,418	23,037
Sequential Brands Group Inc *	12,373	98,737
Shoe Carnival Inc	4,609	115,502
Sonic Automotive Inc ‘A’	9,243	158,148
Sotheby’s	7,506	205,664
Spartan Motors Inc	10,315	64,572
Speedway Motorsports Inc	3,545	62,924
Sportsman’s Warehouse Holdings Inc *	577	4,651
Stage Stores Inc	8,357	40,782
Standard Motor Products Inc	2,804	111,543
Strattec Security Corp	1,097	44,725
Strayer Education Inc *	1,875	92,119
Superior Industries International Inc	7,979	213,678
Tailored Brands Inc	11,323	143,349
The Buckle Inc	6,057	157,421
The Cato Corp ‘A’	88,285	3,330,110
The Container Store Group Inc *	3,510	18,779
The EW Scripps Co ‘A’ *	19,376	306,916
The Finish Line Inc ‘A’	9,238	186,515
The Marcus Corp	5,998	126,558
The New Home Co Inc *	3,054	29,135
The New York Times Co ‘A’	40,314	487,799
Thor Industries Inc	52,889	3,424,034
Tilly’s Inc ‘A’ *	3,187	18,453
Time Inc	33,277	547,739
TopBuild Corp *	10,612	384,154
Tower International Inc	6,549	134,778
Townsquare Media Inc ‘A’ *	2,375	18,739
TRI Pointe Group Inc *	45,417	536,829
tronc Inc	3,621	49,970
Tuesday Morning Corp *	14,189	99,607
UCP Inc ‘A’ *	2,293	18,390
Unifi Inc *	4,961	135,088
Vera Bradley Inc *	1,976	28,000
Vince Holding Corp *	5,968	32,705
Vitamin Shoppe Inc *	7,343	224,476
WCI Communities Inc *	6,902	116,644
Weight Watchers International Inc *	771	8,967
West Marine Inc *	5,555	46,606
Weyco Group Inc	1,868	51,893
William Lyon Homes ‘A’ *	8,035	129,524
Winnebago Industries Inc	26,900	616,548
Wolverine World Wide Inc	26,392	536,285
ZAGG Inc *	7,758	40,730
Zumiez Inc *	5,737	82,096

		59,838,165

	Shares	Value
Consumer Staples - 3.7%

AGT Food & Ingredients Inc (Canada)	21,600	$593,354
Alico Inc	1,051	31,793
Alliance One International Inc *	2,596	39,978
Avon Products Inc	112,305	424,513
Cal-Maine Foods Inc	2,213	98,080
Central Garden & Pet Co *	2,762	63,056
Central Garden & Pet Co ‘A’ *	9,420	204,508
Craft Brew Alliance Inc *	2,364	27,233
Dairy Crest Group PLC (United Kingdom)	32,200	230,406
Darling Ingredients Inc *	38,706	576,719
Dean Foods Co	14,987	271,115
Elizabeth Arden Inc *	671	9,233
Fresh Del Monte Produce Inc	9,707	528,352
GrainCorp Ltd ‘A’ (Australia)	127,620	827,102
Ingles Markets Inc ‘A’	4,445	165,799
Inter Parfums Inc	3,096	88,453
John B Sanfilippo & Son Inc	1,919	81,807
Landec Corp *	188,951	2,033,113
Limoneira Co	423	7,453
Maple Leaf Foods Inc (Canada)	365,900	7,813,910
Natural Grocers by Vitamin Cottage Inc *	2,842	37,088
Nature’s Sunshine Products Inc	2,999	28,581
Nutraceutical International Corp *	2,592	60,005
Oil-Dri Corp of America	1,515	52,313
Omega Protein Corp *	25,043	500,610
Revlon Inc ‘A’ *	2,608	83,925
Sanderson Farms Inc	6,386	553,283
Seaboard Corp *	84	241,134
Seneca Foods Corp ‘A’ *	2,102	76,113
Smart & Final Stores Inc *	2,293	34,143
Snyder’s-Lance Inc	25,864	876,531
SpartanNash Co	11,875	363,138
SUPERVALU Inc *	86,371	407,671
Synutra International Inc *	4,643	17,690
The Andersons Inc	8,559	304,187
The Chefs’ Warehouse Inc *	499	7,984
Turning Point Brands Inc *	829	8,514
United Natural Foods Inc *	16,018	749,642
Universal Corp	7,149	412,783
Vector Group Ltd	15,769	353,541
Village Super Market Inc ‘A’	2,188	63,211
Weis Markets Inc	3,068	155,087

		19,503,151

Energy - 5.3%

Abraxas Petroleum Corp *	22,001	24,861
Adams Resources & Energy Inc	638	24,563
Alon USA Energy Inc	10,747	69,641
Archrock Inc	22,265	209,736
Ardmore Shipping Corp (Ireland)	7,076	47,904
Atwood Oceanics Inc	20,044	250,951
Bill Barrett Corp *	15,439	98,655
Bristow Group Inc	10,800	123,228
California Resources Corp	10,074	122,903
CARBO Ceramics Inc	6,562	85,962
Clayton Williams Energy Inc *	1,997	54,838
Clean Energy Fuels Corp *	27,828	96,563
Cobalt International Energy Inc *	129,694	173,790
Contango Oil & Gas Co *	5,328	65,215
CVR Energy Inc	4,764	73,842
Dawson Geophysical Co *	6,352	51,769
Delek US Holdings Inc	20,136	265,997
Denbury Resources Inc	113,562	407,688
DHT Holdings Inc	30,120	151,504
Dorian LPG Ltd *	7,804	55,018
Earthstone Energy Inc *	428	4,614
Eclipse Resources Corp *	16,012	53,480
Energen Corp	66,700	3,215,607

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
EP Energy Corp ‘A’ *	12,265	$63,533
Era Group Inc *	6,381	59,981
Erin Energy Corp *	4,195	10,110
EXCO Resources Inc *	42,969	55,860
Exterran Corp *	10,065	129,335
Fairmount Santrol Holdings Inc *	20,943	161,470
Forum Energy Technologies Inc *	19,175	331,919
Frontline Ltd (Norway)	20,725	163,106
GasLog Ltd (Monaco)	13,395	173,867
Gener8 Maritime Inc *	12,624	80,794
Geospace Technologies Corp *	4,051	66,315
Golar LNG Ltd (NOTC) (Bermuda)	28,691	444,710
Green Plains Inc	11,735	231,414
Helix Energy Solutions Group Inc *	164,781	1,113,920
Hornbeck Offshore Services Inc *	10,844	90,439
Hunting PLC (United Kingdom)	454,262	2,921,786
Independence Contract Drilling Inc *	9,500	51,585
Jones Energy Inc ‘A’ *	10,763	44,344
Matrix Service Co *	8,716	143,727
McDermott International Inc *	78,463	387,607
Natural Gas Services Group Inc *	14,531	332,760
Navios Maritime Acquisition Corp	25,305	39,729
Newpark Resources Inc *	25,983	150,442
Nordic American Tankers Ltd	27,569	382,933
Northern Oil & Gas Inc *	15,032	69,448
Oasis Petroleum Inc *	57,570	537,704
Oil States International Inc *	146,768	4,825,732
Overseas Shipholding Group Inc ‘A’	11,502	126,407
Pacific Ethanol Inc *	9,959	54,277
Panhandle Oil & Gas Inc ‘A’	2,254	37,574
Par Pacific Holdings Inc *	5,634	86,426
Parker Drilling Co *	37,563	86,019
PDC Energy Inc *	14,826	854,126
PHI Inc *	3,610	64,547
Pioneer Energy Services Corp *	19,630	90,298
Renewable Energy Group Inc *	12,650	111,699
REX American Resources Corp *	1,812	108,412
RigNet Inc *	3,686	49,355
Ring Energy Inc *	11,412	100,654
RSP Permian Inc *	25,292	882,438
Sanchez Energy Corp *	12,050	85,073
Scorpio Tankers Inc (Monaco)	52,390	220,038
SEACOR Holdings Inc *	5,118	296,588
Seadrill Ltd (NYSE) * (United Kingdom)	122,355	396,430
SemGroup Corp ‘A’	14,341	466,943
Ship Finance International Ltd (Norway)	19,114	281,740
Stone Energy Corp * l	-	11
Synergy Resources Corp *	53,332	355,191
Teekay Corp (Bermuda)	14,846	105,852
Teekay Tankers Ltd ‘A’ (Bermuda)	37,175	110,781
Tesco Corp	11,846	79,250
TETRA Technologies Inc *	8,800	56,056
Tidewater Inc	16,107	71,032
Unit Corp *	233,518	3,633,540
W&T Offshore Inc *	11,682	27,102
Western Refining Inc	22,007	454,004
Westmoreland Coal Co *	5,459	51,970
Willbros Group Inc *	13,416	33,942

		28,170,674

Financials - 28.6%

1st Source Corp	5,045	163,408
Acadia Realty Trust REIT	17,823	633,073
Access National Corp	2,563	50,004
ACNB Corp	1,824	45,801
AG Mortgage Investment Trust Inc REIT	8,826	127,447
Agree Realty Corp REIT	7,260	350,222
Alexander & Baldwin Inc	7,012	253,414
Alexander’s Inc REIT	26	10,640
Allegiance Bancshares Inc *	3,142	78,173

	Shares	Value
Altisource Residential Corp REIT	16,751	$153,942
Ambac Financial Group Inc *	13,540	222,868
American Assets Trust Inc REIT	8,044	341,387
American Capital Mortgage Investment Corp REIT	14,661	231,497
American Equity Investment Life Holding Co	25,249	359,798
American National Bankshares Inc	2,687	67,659
Ameris Bancorp	2,922	86,783
AMERISAFE Inc	1,632	99,911
Ames National Corp	2,869	76,947
Anworth Mortgage Asset Corp REIT	30,492	143,312
Apollo Commercial Real Estate Finance Inc REIT	18,834	302,662
Apollo Residential Mortgage Inc REIT	10,480	140,432
Ares Commercial Real Estate Corp REIT	8,416	103,433
Argo Group International Holdings Ltd	9,410	488,353
Arlington Asset Investment Corp ‘A’	6,670	86,777
Armada Hoffler Properties Inc REIT	1,377	18,920
ARMOUR Residential REIT Inc	12,322	246,440
Arrow Financial Corp	3,459	104,773
Arthur J Gallagher & Co	50,900	2,422,840
Ashford Hospitality Prime Inc REIT	8,495	120,119
Ashford Hospitality Trust Inc REIT	26,245	140,936
Aspen Insurance Holdings Ltd (Bermuda)	95,580	4,433,000
Associated Capital Group Inc ‘A’	1,781	51,079
Astoria Financial Corp	29,847	457,555
Atlantic Capital Bancshares Inc *	4,489	64,911
Atlas Financial Holdings Inc *	1,691	29,119
AV Homes Inc *	2,762	33,752
B. Riley Financial Inc	2,812	26,939
Baldwin & Lyons Inc ‘B’	3,158	77,876
Banc of California Inc	4,539	82,156
BancFirst Corp	2,482	149,714
Banco Latinoamericano de Comercio Exterior SA (Panama)	9,940	263,410
BancorpSouth Inc	27,983	634,934
Bank Mutual Corp	13,179	101,215
Bank of Marin Bancorp	1,852	89,581
BankFinancial Corp	4,972	59,614
Bankwell Financial Group Inc	1,497	33,024
Banner Corp	9,721	413,531
Bar Harbor Bankshares	1,863	65,391
BB&T Corp l	-	3
BBCN Bancorp Inc	25,189	375,820
BBX Capital Corp ‘A’ *	644	9,898
Bear State Financial Inc	5,580	52,619
Beneficial Bancorp Inc *	22,789	289,876
Berkshire Hills Bancorp Inc	10,031	270,035
Blue Capital Reinsurance Holdings Ltd (Bermuda)	2,179	40,333
Blue Hills Bancorp Inc	7,266	107,246
Bluerock Residential Growth REIT Inc	5,788	75,244
BNC Bancorp	72,268	1,641,206
BofI Holding Inc *	1,173	20,774
Boston Private Financial Holdings Inc	26,297	309,779
Brandywine Realty Trust REIT	236,800	3,978,240
Bridge Bancorp Inc	5,303	150,605
Brookline Bancorp Inc	22,483	247,988
Bryn Mawr Bank Corp	5,423	158,352
BSB Bancorp Inc *	2,517	57,010
C&F Financial Corp	993	44,447
Calamos Asset Management Inc ‘A’	6,537	47,785
California First National Bancorp	582	8,596
Camden National Corp	3,225	135,450
Capital Bank Financial Corp ‘A’	3,110	89,568
Capital City Bank Group Inc	3,292	45,825
Capitol Federal Financial Inc	40,821	569,453
Capstead Mortgage Corp REIT	31,160	302,252
Cardinal Financial Corp	9,318	204,437
Carolina Financial Corp	3,308	61,793

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Cascade Bancorp *	9,517	$52,724
Cash America International Inc	7,606	324,168
CatchMark Timber Trust Inc ‘A’ REIT	12,136	148,302
Cathay General Bancorp	23,944	675,221
CBL & Associates Properties Inc REIT	54,820	510,374
Cedar Realty Trust Inc REIT	26,215	194,777
CenterState Banks Inc	14,767	232,580
Central Pacific Financial Corp	9,574	225,946
Central Valley Community Bancorp	2,674	37,436
Century Bancorp Inc ‘A’	1,048	44,362
Charter Financial Corp	4,789	63,598
Chatham Lodging Trust REIT	12,233	268,881
Chemical Financial Corp	119,908	4,471,369
Chemung Financial Corp	951	27,912
Chesapeake Lodging Trust REIT	13,910	323,408
Citizens & Northern Corp	3,756	75,946
Citizens Inc *	15,182	115,383
City Holding Co	4,705	213,936
City Office REIT Inc	1,214	15,758
Clifton Bancorp Inc	6,889	103,817
CNB Financial Corp	4,455	79,299
CNO Financial Group Inc	57,468	1,003,391
CoBiz Financial Inc	10,591	123,915
Codorus Valley Bancorp Inc	2,375	48,379
Colony Capital Inc ‘A’ REIT	36,521	560,597
Colony Starwood Homes REIT	20,972	637,968
Columbia Banking System Inc	110,243	3,093,419
Community Bank System Inc	13,864	569,672
Community Healthcare Trust Inc REIT	3,958	83,672
Community Trust Bancorp Inc	4,831	167,442
CommunityOne Bancorp *	3,723	47,059
ConnectOne Bancorp Inc	9,263	145,336
Consolidated-Tomoka Land Co	175	8,307
CorEnergy Infrastructure Trust Inc REIT	3,964	114,361
County Bancorp Inc	463	9,547
Cousins Properties Inc REIT	67,039	697,206
Cowen Group Inc ‘A’ *	33,475	99,086
CU Bancorp *	4,600	104,558
Customers Bancorp Inc *	4,707	118,287
CVB Financial Corp	32,808	537,723
CYS Investments Inc REIT	49,002	410,147
DiamondRock Hospitality Co REIT	65,111	587,952
Dime Community Bancshares Inc	10,154	172,720
Donegal Group Inc ‘A’	3,015	49,717
Dynex Capital Inc REIT	15,176	105,321
Eagle Bancorp Inc *	2,155	103,677
Easterly Government Properties Inc REIT	7,459	147,166
Education Realty Trust Inc REIT	18,687	862,218
EMC Insurance Group Inc	2,910	80,665
Employers Holdings Inc	9,633	279,550
Encore Capital Group Inc *	6,753	158,898
Endurance Specialty Holdings Ltd	21,891	1,470,200
Enova International Inc *	9,430	69,405
Enstar Group Ltd * (Bermuda)	3,708	600,659
Enterprise Bancorp Inc	2,574	61,750
Enterprise Financial Services Corp	6,160	171,802
Equity Bancshares Inc ‘A’ *	1,589	35,180
ESSA Bancorp Inc	2,513	33,674
EverBank Financial Corp	207,954	3,090,196
EZCORP Inc ‘A’ *	16,790	126,932
Farmers Capital Bank Corp	2,320	63,452
Farmers National Banc Corp	7,552	66,458
Farmland Partners Inc REIT	3,697	41,850
FBL Financial Group Inc ‘A’	3,470	210,525
FBR & Co	2,589	38,654
FCB Financial Holdings Inc ‘A’ *	9,561	325,074
Federal Agricultural Mortgage Corp ‘C’	2,798	97,426
Federated National Holding Co	4,028	76,693
FelCor Lodging Trust Inc REIT	5,516	34,365
Fidelity & Guaranty Life	4,426	102,595

	Shares	Value
Fidelity Southern Corp	6,575	$103,030
Financial Institutions Inc	4,376	114,082
First BanCorp *	39,452	156,624
First Bancorp Inc	3,295	70,974
First Bancorp NC	6,083	106,939
First Busey Corp	9,797	209,558
First Business Financial Services Inc	2,681	62,923
First Citizens BancShares Inc ‘A’	2,445	633,035
First Commonwealth Financial Corp	28,355	260,866
First Community Bancshares Inc	4,863	109,126
First Community Financial Partners Inc *	4,111	36,177
First Connecticut Bancorp Inc	3,652	60,477
First Defiance Financial Corp	2,900	112,665
First Financial Bancorp	19,824	385,577
First Financial Bankshares Inc	7,666	251,368
First Financial Corp	3,165	115,902
First Financial Northwest Inc	2,722	36,148
First Foundation Inc *	2,825	60,738
First Industrial Realty Trust Inc REIT	29,153	811,036
First Internet Bancorp	1,625	38,708
First Interstate BancSystem Inc ‘A’	6,340	178,154
First Merchants Corp	12,968	323,292
First Mid-Illinois Bancshares Inc	1,719	42,975
First Midwest Bancorp Inc	26,057	457,561
First NBC Bank Holding Co *	5,209	87,459
First Northwest Bancorp *	3,443	43,864
First Potomac Realty Trust REIT	18,050	166,060
FirstMerit Corp	53,279	1,079,965
Flagstar Bancorp Inc *	6,692	163,352
Flushing Financial Corp	8,783	174,606
FNB Corp	67,786	850,038
FNFV Group *	21,126	242,315
Forestar Group Inc *	9,726	115,642
Four Corners Property Trust Inc REIT	4,226	87,013
Fox Chase Bancorp Inc	3,587	72,960
Franklin Financial Network Inc *	2,222	69,682
Franklin Street Properties Corp REIT	30,799	377,904
FRP Holdings Inc *	2,127	73,382
Fulton Financial Corp	55,428	748,278
GAIN Capital Holdings Inc	9,922	62,707
GAMCO Investors Inc ‘A’	1,386	45,419
Genworth Financial Inc ‘A’ *	59,991	154,777
German American Bancorp Inc	4,627	147,925
Getty Realty Corp REIT	8,274	177,477
Glacier Bancorp Inc	24,580	653,336
Gladstone Commercial Corp REIT	7,158	120,899
Global Indemnity PLC *	2,939	80,911
Global Net Lease Inc REIT	55,075	437,846
Government Properties Income Trust REIT	21,789	502,454
Gramercy Property Trust REIT	115,584	1,065,685
Great Ajax Corp REIT	4,049	56,160
Great Southern Bancorp Inc	3,443	127,288
Great Western Bancorp Inc	19,015	599,733
Green Bancorp Inc *	7,257	63,281
Green Dot Corp ‘A’ *	11,322	260,293
Greene County Bancorp Inc	415	6,752
Greenhill & Co Inc	2,793	44,967
Greenlight Capital Re Ltd ‘A’ *	9,756	196,681
Griffin Industrial Realty Inc	246	7,540
Guaranty Bancorp	4,557	76,102
Hallmark Financial Services Inc *	4,983	57,753
Hampton Roads Bankshares Inc *	11,503	20,590
Hancock Holding Co	24,647	643,533
Hanmi Financial Corp	10,201	239,622
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	11,812	255,139
Hatteras Financial Corp REIT	30,384	498,298
HCI Group Inc	2,968	80,967
Healthcare Realty Trust Inc REIT	33,435	1,169,891
Heartland Financial USA Inc	6,975	246,148

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Heritage Commerce Corp	7,464	$78,596
Heritage Financial Corp	9,354	164,443
Heritage Insurance Holdings Inc	9,101	108,939
Heritage Oaks Bancorp	7,221	57,335
Hersha Hospitality Trust REIT	12,887	221,012
Hilltop Holdings Inc *	24,386	511,862
Hingham Institution for Savings	223	27,411
Home Bancorp Inc	1,523	41,837
HomeStreet Inc *	7,594	151,272
HomeTrust Bancshares Inc *	5,272	97,532
Horace Mann Educators Corp	13,324	450,218
Horizon Bancorp	3,538	88,945
Hudson Pacific Properties Inc REIT	25,308	738,487
IBERIABANK Corp	13,203	788,615
Impac Mortgage Holdings Inc *	2,513	39,404
Independence Holding Co	2,884	51,825
Independence Realty Trust Inc REIT	12,808	104,769
Independent Bank Corp MA	8,244	376,751
Independent Bank Corp MI	6,656	96,579
Independent Bank Group Inc	3,529	151,429
Infinity Property & Casualty Corp	3,450	278,277
InfraREIT Inc	13,026	228,476
International Bancshares Corp	17,704	461,897
INTL. FCStone Inc *	5,240	143,000
Invesco Mortgage Capital Inc REIT	36,454	499,055
Investment Technology Group Inc	9,212	154,025
Investors Bancorp Inc	95,750	1,060,910
Investors Real Estate Trust REIT	39,165	253,398
Investors Title Co	443	42,196
James River Group Holdings Ltd	4,685	159,103
Janus Capital Group Inc	47,259	657,845
KCG Holdings Inc ‘A’ *	17,539	233,269
Kearny Financial Corp	29,580	372,116
Kemper Corp	13,063	404,692
Kennedy-Wilson Holdings Inc	13,254	251,296
Kite Realty Group Trust REIT	26,589	745,290
Ladder Capital Corp REIT	12,415	151,463
Ladenburg Thalmann Financial Services Inc *	28,964	68,355
Lake Sunapee Bank Group	2,435	41,663
Lakeland Bancorp Inc	12,381	140,896
Lakeland Financial Corp	65,461	3,077,322
LaSalle Hotel Properties REIT	34,490	813,274
LCNB Corp	2,630	41,554
LegacyTexas Financial Group Inc	14,159	381,019
LendingClub Corp *	59,773	257,024
Lexington Realty Trust REIT	73,974	747,877
LTC Properties Inc REIT	146,931	7,600,741
Macatawa Bank Corp	8,072	59,894
Mack-Cali Realty Corp REIT	28,705	775,035
Maiden Holdings Ltd	17,098	209,280
MainSource Financial Group Inc	7,308	161,141
Manning & Napier Inc	5,602	53,219
Marlin Business Services Corp	2,658	43,325
MB Financial Inc	22,551	818,150
MBIA Inc *	43,208	295,111
MBT Financial Corp	5,488	43,904
Medical Properties Trust Inc REIT	50,551	768,881
Medley Management Inc ‘A’	1,158	6,809
Mercantile Bank Corp	5,209	124,287
Merchants Bancshares Inc	1,798	54,803
Meridian Bancorp Inc	13,140	194,209
Meta Financial Group Inc	2,630	134,025
MGIC Investment Corp *	110,812	659,331
Middleburg Financial Corp	1,435	39,032
Midland States Bancorp Inc *	1,165	25,269
MidWestOne Financial Group Inc	2,692	76,884
Monmouth Real Estate Investment Corp REIT	16,863	223,603
Monogram Residential Trust Inc REIT	54,507	556,516
MutualFirst Financial Inc	1,636	44,745

	Shares	Value
National Bankshares Inc	2,144	$74,868
National Commerce Corp *	2,676	62,404
National General Holdings Corp	6,841	146,534
National Interstate Corp	1,952	59,048
National Storage Affiliates Trust REIT	6,507	135,476
National Western Life Group Inc ‘A’	817	159,536
Nationstar Mortgage Holdings Inc *	5,874	66,141
NBT Bancorp Inc	13,601	389,397
Nelnet Inc ‘A’	6,525	226,744
New Residential Investment Corp REIT	72,245	999,871
New Senior Investment Group Inc REIT	24,430	260,912
New York Mortgage Trust Inc REIT	35,130	214,293
New York REIT Inc	53,381	493,774
NewStar Financial Inc *	8,356	70,358
NexPoint Residential Trust Inc REIT	5,803	105,615
Nicolet Bankshares Inc *	2,419	92,116
NMI Holdings Inc ‘A’ *	16,936	92,809
Northfield Bancorp Inc	12,228	181,341
Northrim BanCorp Inc	2,077	54,604
NorthStar Realty Europe Corp REIT	18,671	172,707
Northwest Bancshares Inc	30,903	458,292
OceanFirst Financial Corp	6,500	118,105
Ocwen Financial Corp *	33,119	56,634
OFG Bancorp	14,560	120,848
Old Line Bancshares Inc	2,568	46,224
Old National Bancorp	42,968	538,389
Old Republic International Corp	185,000	3,568,650
Old Second Bancorp Inc	9,021	61,613
OM Asset Management PLC	4,887	65,241
On Deck Capital Inc *	16,416	84,542
One Liberty Properties Inc REIT	4,134	98,596
OneBeacon Insurance Group Ltd ‘A’	6,923	95,537
Oppenheimer Holdings Inc ‘A’	3,800	58,748
Opus Bank	1,999	67,566
Orchid Island Capital Inc REIT	5,447	56,050
Oritani Financial Corp	12,460	199,235
Orrstown Financial Services Inc	2,187	39,475
Owens Realty Mortgage Inc REIT	3,099	51,567
Pacific Continental Corp	6,009	94,401
Pacific Mercantile Bancorp *	4,666	33,129
Pacific Premier Bancorp Inc *	6,173	148,152
Park National Corp	4,233	388,505
Park Sterling Corp	11,294	80,074
Parkway Properties Inc/Md REIT	25,625	428,706
Peapack Gladstone Financial Corp	5,064	93,735
Pebblebrook Hotel Trust REIT	23,174	608,318
Penns Woods Bancorp Inc	1,478	62,061
Pennsylvania REIT	15,505	332,582
PennyMac Financial Services Inc ‘A’ *	1,725	21,545
PennyMac Mortgage Investment Trust REIT	21,853	354,674
People’s Utah Bancorp	4,076	67,662
Peoples Bancorp Inc	48,594	1,058,863
Peoples Financial Services Corp	2,332	91,274
PHH Corp *	17,353	231,142
Physicians Realty Trust REIT	21,032	441,882
PICO Holdings Inc *	6,279	59,399
Pinnacle Financial Partners Inc	11,928	582,683
Piper Jaffray Cos *	5,144	193,929
PJT Partners Inc ‘A’	5,637	129,651
PRA Group Inc *	14,998	362,052
Preferred Apartment Communities Inc ‘A’ REIT	7,287	107,265
Preferred Bank	3,812	110,072
Premier Financial Bancorp Inc	2,596	43,743
PrivateBancorp Inc	25,314	1,114,575
Prosperity Bancshares Inc	21,556	1,099,140
Provident Bancorp Inc *	1,208	18,627
Provident Financial Holdings Inc	2,035	37,241
Provident Financial Services Inc	19,584	384,630
Pzena Investment Management Inc ‘A’	1,950	14,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
QCR Holdings Inc	3,896	$105,932
Radian Group Inc	69,823	727,556
RAIT Financial Trust REIT	28,098	87,947
Ramco-Gershenson Properties Trust REIT	25,030	490,838
RE/MAX Holdings Inc ‘A’	5,631	226,704
Redwood Trust Inc REIT	24,479	338,055
Regional Management Corp *	3,097	45,402
Renasant Corp	13,189	426,400
Republic Bancorp Inc ‘A’	3,062	84,603
Republic First Bancorp Inc *	10,402	44,833
Resource America Inc ‘A’	3,840	37,325
Resource Capital Corp REIT	9,782	125,797
Retail Opportunity Investments Corp REIT	8,782	190,306
Rexford Industrial Realty Inc REIT	12,888	271,808
RLI Corp	2,246	154,480
RLJ Lodging Trust REIT	39,357	844,208
Rouse Properties Inc REIT	12,077	220,405
S&T Bancorp Inc	11,062	270,466
Sabra Health Care REIT Inc	17,528	361,690
Safeguard Scientifics Inc *	7,202	89,953
Safety Insurance Group Inc	4,665	287,271
Sandy Spring Bancorp Inc	7,619	221,408
Saul Centers Inc REIT	374	23,080
Seacoast Banking Corp of Florida *	9,407	152,770
Select Income REIT	20,222	525,570
Selective Insurance Group Inc	17,209	657,556
Seritage Growth Properties REIT	8,072	402,308
Shore Bancshares Inc	3,857	45,320
SI Financial Group Inc	3,352	44,380
Sierra Bancorp	3,648	60,885
Silver Bay Realty Trust Corp REIT	10,685	181,966
Simmons First National Corp ‘A’	9,385	433,446
South State Corp	7,622	518,677
Southern First Bancshares Inc *	1,871	45,091
Southern Missouri Bancorp Inc	1,902	44,754
Southern National Bancorp of Virginia Inc	3,401	41,322
Southside Bancshares Inc	7,853	242,829
Southwest Bancorp Inc	5,684	96,230
State Auto Financial Corp	5,257	115,181
State Bank Financial Corp	11,045	224,766
State National Cos Inc	9,500	100,035
Sterling Bancorp	40,917	642,397
Stewart Information Services Corp	7,115	294,632
Stifel Financial Corp *	20,451	643,184
Stock Yards Bancorp Inc	6,861	193,686
Stonegate Bank	3,684	118,883
Stratus Properties Inc *	1,888	35,362
Suffolk Bancorp	3,629	113,624
Summit Financial Group Inc	2,539	44,433
Summit Hotel Properties Inc REIT	27,604	365,477
Sun Bancorp Inc *	3,337	68,942
Sunstone Hotel Investors Inc REIT	70,016	845,093
Talmer Bancorp Inc ‘A’	4,396	84,271
Tejon Ranch Co *	4,573	108,106
Terreno Realty Corp REIT	10,169	263,072
Territorial Bancorp Inc	2,407	63,713
Texas Capital Bancshares Inc *	13,802	645,382
The Bancorp Inc *	11,590	69,772
The First of Long Island Corp	4,512	129,359
The GEO Group Inc REIT	18,798	642,516
The Hanover Insurance Group Inc	39,000	3,300,180
The Navigators Group Inc	3,684	338,817
The St Joe Co *	16,132	285,859
Third Point Reinsurance Ltd * (Bermuda)	20,405	239,147
Tier REIT Inc	15,040	230,563
Tiptree Financial Inc ‘A’	9,133	50,049
Tompkins Financial Corp	4,630	300,950
Towne Bank	17,764	384,591
TriCo Bancshares	6,511	179,704
Trinity Place Holdings Inc *	4,482	34,467

	Shares	Value
TriState Capital Holdings Inc *	7,158	$98,279
Triumph Bancorp Inc *	5,087	81,392
TrustCo Bank Corp	183,785	1,178,062
Trustmark Corp	21,777	541,158
UMB Financial Corp	14,448	768,778
UMH Properties Inc REIT	5,753	64,721
Umpqua Holdings Corp	71,179	1,101,139
Union Bankshares Corp	13,925	344,087
United Bankshares Inc	21,123	792,324
United Community Banks Inc	22,647	414,214
United Community Financial Corp	15,265	92,811
United Development Funding IV REIT +	10,585	33,872
United Financial Bancorp Inc	15,920	206,642
United Fire Group Inc	7,058	299,471
United Insurance Holdings Corp	1,542	25,258
Universal Insurance Holdings Inc	2,800	52,024
Univest Corp of Pennsylvania	6,074	127,675
Validus Holdings Ltd	60,890	2,958,645
Valley National Bancorp	79,961	729,244
Veritex Holdings Inc *	1,763	28,243
Virtu Financial Inc ‘A’	983	17,694
Virtus Investment Partners Inc	2,121	150,973
Waddell & Reed Financial Inc ‘A’	9,124	157,115
Walker & Dunlop Inc *	8,809	200,669
Walter Investment Management Corp *	8,201	22,635
Washington Federal Inc	29,334	711,643
Washington REIT	15,378	483,792
Washington Trust Bancorp Inc	4,774	181,030
WashingtonFirst Bankshares Inc	2,637	56,986
Waterstone Financial Inc	8,380	128,465
Webster Financial Corp	29,592	1,004,648
WesBanco Inc	11,338	352,045
West BanCorp Inc	4,953	92,076
Westamerica BanCorp	7,900	389,154
Western Asset Mortgage Capital Corp REIT	13,722	128,850
Westfield Financial Inc	4,368	33,634
Whitestone REIT	8,271	124,727
Wilshire Bancorp Inc	22,815	237,732
Wintrust Financial Corp	15,605	795,855
World Acceptance Corp *	2,091	95,350
WP Glimcher Inc REIT	47,330	529,623
WSFS Financial Corp	9,266	298,273
Xenia Hotels & Resorts Inc REIT	33,536	562,734
Yadkin Financial Corp	15,894	398,780
Your Community Bankshares Inc	1,605	59,642

		152,371,185

Health Care - 6.4%

Accelerate Diagnostics Inc *	491	7,065
Aceto Corp	891	19,504
Acorda Therapeutics Inc *	12,223	311,748
Adamas Pharmaceuticals Inc *	2,656	40,212
Addus HomeCare Corp *	2,180	37,997
Adverum Biotechnologies Inc *	6,968	22,019
Agenus Inc *	3,232	13,090
Akebia Therapeutics Inc *	7,988	59,750
Albany Molecular Research Inc *	4,308	57,900
Almost Family Inc *	1,969	83,899
AMAG Pharmaceuticals Inc *	7,945	190,044
American Renal Associates Holdings Inc *	343	9,937
Analogic Corp	3,594	285,507
AngioDynamics Inc *	8,488	121,973
Anika Therapeutics Inc *	816	43,778
Aratana Therapeutics Inc *	987	6,238
Ardelyx Inc *	5,869	51,236
ARIAD Pharmaceuticals Inc *	3,359	24,823
Array BioPharma Inc *	41,170	146,565
Arrowhead Pharmaceuticals Inc *	1,293	6,879
Atara Biotherapeutics Inc *	6,913	155,612
AtriCure Inc *	2,355	33,276

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Bellicum Pharmaceuticals Inc *	2,143	$27,773
BioCryst Pharmaceuticals Inc *	4,840	13,746
BioScrip Inc *	18,329	46,739
Bluebird Bio Inc *	7,612	329,523
Cara Therapeutics Inc *	5,598	26,926
Celldex Therapeutics Inc *	32,067	140,774
Cellular Biomedicine Group Inc *	1,099	13,177
Cerus Corp *	4,163	25,977
Chimerix Inc *	13,579	53,365
Cidara Therapeutics Inc *	3,019	31,126
Community Health Systems Inc *	35,937	433,041
Concert Pharmaceuticals Inc *	2,985	33,522
CONMED Corp	8,935	426,468
Corvus Pharmaceuticals Inc *	807	11,508
Cotiviti Holdings Inc *	1,154	24,384
CryoLife Inc	3,413	40,308
Dimension Therapeutics Inc *	2,214	13,284
Edge Therapeutics Inc *	3,032	30,654
Egalet Corp *	4,917	24,388
Enanta Pharmaceuticals Inc *	4,944	109,015
Endocyte Inc *	11,419	36,655
Enzo Biochem Inc *	1,300	7,761
Epizyme Inc *	3,564	36,495
Esperion Therapeutics Inc *	5,072	50,111
Evolent Health Inc ‘A’ *	4,960	95,232
Exactech Inc *	3,442	92,039
Exelixis Inc *	27,467	214,517
Five Prime Therapeutics Inc *	6,581	272,124
Flex Pharma Inc *	684	6,984
Genesis Healthcare Inc *	6,567	11,624
Gerresheimer AG (Germany)	87,500	6,740,249
Haemonetics Corp *	16,587	480,857
Halyard Health Inc *	15,162	493,068
Healthways Inc *	10,254	118,434
Hill-Rom Holdings Inc	83,300	4,202,485
ICU Medical Inc *	1,480	166,870
Idera Pharmaceuticals Inc *	2,289	3,502
Ignyta Inc *	2,851	15,452
Immunomedics Inc *	2,658	6,167
Innoviva Inc	3,251	34,233
Integer Holdings Corp	9,974	308,496
Invacare Corp	119,514	1,449,705
K2M Group Holdings Inc *	5,545	86,058
Karyopharm Therapeutics Inc *	5,717	38,361
Kindred Healthcare Inc	27,462	310,046
Lannett Co Inc *	9,130	217,203
LHC Group Inc *	4,454	192,769
Luminex Corp *	7,418	150,066
Magellan Health Inc *	2,350	154,559
Meridian Bioscience Inc	2,032	39,624
Merit Medical Systems Inc *	8,430	167,167
Merrimack Pharmaceuticals Inc *	14,651	78,969
Molina Healthcare Inc *	4,759	237,474
Momenta Pharmaceuticals Inc *	16,632	179,626
NantKwest Inc *	4,489	27,922
National HealthCare Corp	3,555	230,151
National Research Corp ‘A’	570	7,809
Neos Therapeutics Inc *	343	3,183
NewLink Genetics Corp *	1,571	17,689
Nobilis Health Corp *	16,239	36,213
Omeros Corp *	4,244	44,647
Osiris Therapeutics Inc *	513	2,611
Otonomy Inc *	7,550	119,894
OvaScience Inc *	8,459	44,071
Owens & Minor Inc	17,767	664,130
PDL BioPharma Inc	53,369	167,579
PharMerica Corp *	9,414	232,149
Phibro Animal Health Corp ‘A’	374	6,979
Portola Pharmaceuticals Inc *	1,277	30,137
PTC Therapeutics Inc *	11,626	81,615

	Shares	Value
Quidel Corp *	527	$9,412
REGENXBIO Inc *	6,275	50,200
Retrophin Inc *	11,483	204,512
Rigel Pharmaceuticals Inc *	7,131	15,902
Rockwell Medical Inc *	1,926	14,580
RTI Surgical Inc *	17,754	63,737
Sagent Pharmaceuticals Inc *	7,623	114,193
Select Medical Holdings Corp *	32,039	348,264
Spectrum Pharmaceuticals Inc *	15,044	98,839
Stemline Therapeutics Inc *	4,743	32,110
STERIS PLC	75,800	5,211,250
Surgery Partners Inc *	2,460	44,034
Symmetry Surgical Inc *	2,965	38,930
Syndax Pharmaceuticals Inc *	676	6,659
Teleflex Inc	26,600	4,716,446
Tetraphase Pharmaceuticals Inc *	11,310	48,633
The Medicines Co *	1,848	62,148
TherapeuticsMD Inc *	2,945	25,033
TransEnterix Inc *	18,917	23,079
Triple-S Management Corp ‘B’ *	7,435	181,637
Universal American Corp	18,159	137,645
USMD Holdings Inc *	622	11,656
Versartis Inc *	7,793	86,191
Vocera Communications Inc *	2,651	34,065
Voyager Therapeutics Inc *	1,939	21,310
WaVe Life Sciences Ltd *	391	8,090
Wright Medical Group NV *	33,326	578,873
Zafgen Inc *	7,090	42,469
Zogenix Inc *	7,636	61,470

		34,287,878

Industrials - 20.2%

AAR Corp	259,548	6,057,850
ABM Industries Inc	17,778	648,541
Acacia Research Corp	16,035	70,554
ACCO Brands Corp *	34,022	351,447
Actuant Corp ‘A’	9,809	221,782
Aegion Corp *	11,327	220,990
Aerojet Rocketdyne Holdings Inc *	9,304	170,077
Aerovironment Inc *	5,487	152,539
Air Transport Services Group Inc *	14,229	184,408
Aircastle Ltd	15,310	299,464
Alamo Group Inc	2,339	154,304
Albany International Corp ‘A’	7,724	308,419
Altra Industrial Motion Corp	1,367	36,882
Ameresco Inc ‘A’ *	7,729	33,776
American Railcar Industries Inc	2,485	98,083
American Science & Engineering Inc	2,275	85,108
American Superconductor Corp *	3,617	30,527
Applied Industrial Technologies Inc	6,593	297,608
ARC Document Solutions Inc *	12,991	50,535
ArcBest Corp	7,827	127,189
Argan Inc	2,600	108,472
Armstrong Flooring Inc *	50,573	857,212
Astec Industries Inc	123,372	6,927,338
Atlas Air Worldwide Holdings Inc *	7,968	330,035
Babcock & Wilcox Enterprises Inc *	14,571	214,048
Barnes Group Inc	16,217	537,107
Blue Bird Corp *	1,490	17,731
BMC Stock Holdings Inc *	2,642	47,080
Brady Corp ‘A’	3,524	107,693
Briggs & Stratton Corp	13,462	285,125
CAI International Inc *	5,146	38,595
Carlisle Cos Inc	47,500	5,019,800
Casella Waste Systems Inc ‘A’ *	12,229	95,998
CBIZ Inc *	16,530	172,077
CECO Environmental Corp	9,250	80,845
Celadon Group Inc	8,682	70,932
Chart Industries Inc *	9,734	234,881
CIRCOR International Inc	5,311	302,674

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Columbus McKinnon Corp	6,208	$87,843
CompX International Inc	655	7,533
Costamare Inc (Greece)	8,297	63,638
Covenant Transportation Group Inc ‘A’ *	3,765	68,034
CRA International Inc *	2,947	74,323
CSW Industrials Inc *	4,576	149,223
Cubic Corp	75,072	3,014,892
Curtiss-Wright Corp	3,903	328,828
DigitalGlobe Inc *	20,283	433,853
Douglas Dynamics Inc	1,074	27,634
Ducommun Inc *	3,385	66,955
DXP Enterprises Inc *	4,122	61,541
Dynamic Materials Corp	4,354	46,806
Echo Global Logistics Inc *	1,240	27,801
EMCOR Group Inc	77,378	3,811,640
Encore Wire Corp	6,441	240,121
EnerSys	73,598	4,376,873
Engility Holdings Inc *	5,843	123,404
Ennis Inc	7,963	152,730
ESCO Technologies Inc	8,074	322,476
Essendant Inc	12,076	369,043
Esterline Technologies Corp *	48,845	3,030,344
Federal Signal Corp	19,313	248,751
Franklin Covey Co *	779	11,942
Franklin Electric Co Inc	31,059	1,026,500
FreightCar America Inc	3,864	54,289
FTI Consulting Inc *	12,343	502,113
FuelCell Energy Inc *	7,732	48,093
G&K Services Inc ‘A’	1,453	111,256
GATX Corp	13,195	580,184
Gencor Industries Inc *	1,558	24,180
General Cable Corp	1,178	14,972
Gibraltar Industries Inc *	108,226	3,416,695
Global Brass & Copper Holdings Inc	626	17,084
Graham Corp	3,170	58,391
Granite Construction Inc	110,682	5,041,565
Great Lakes Dredge & Dock Corp *	17,007	74,151
Griffon Corp	76,209	1,284,884
Hardinge Inc	3,599	36,206
Harsco Corp	25,550	169,652
HC2 Holdings Inc *	10,329	44,415
Heidrick & Struggles International Inc	5,815	98,157
Heritage-Crystal Clean Inc *	2,001	24,432
Hill International Inc *	6,639	27,021
Hillenbrand Inc	56,700	1,703,268
Hub Group Inc ‘A’ *	777	29,814
Hurco Cos Inc	2,031	56,523
Huron Consulting Group Inc *	45,253	2,734,186
Hyster-Yale Materials Handling Inc	2,115	125,821
ICF International Inc *	5,873	240,206
IDI Inc *	4,837	22,879
InnerWorkings Inc *	1,130	9,345
Insteel Industries Inc	16,900	483,171
Interface Inc	2,298	35,045
Joy Global Inc	31,803	672,315
Kadant Inc	2,862	147,422
Kaman Corp	7,744	329,275
Kelly Services Inc ‘A’	9,184	174,221
Kennametal Inc	25,564	565,220
Kimball International Inc ‘B’	1,883	21,429
KLX Inc *	16,815	521,265
Knight Transportation Inc	1,513	40,216
Korn/Ferry International	7,529	155,850
Kratos Defense & Security Solutions Inc *	15,621	64,046
Lawson Products Inc *	519	10,307
Layne Christensen Co *	5,559	45,028
Lindsay Corp	28,519	1,935,299
LSI Industries Inc	6,640	73,505
Marten Transport Ltd	7,288	144,302
Matson Inc	7,620	246,050

	Shares	Value
McGrath RentCorp	110,618	$3,383,805
Mercury Systems Inc *	11,437	284,324
Meritor Inc *	28,561	205,639
Milacron Holdings Corp *	695	10,084
Miller Industries Inc	3,214	66,176
Mobile Mini Inc	3,727	129,103
Moog Inc ‘A’ *	9,225	497,412
MRC Global Inc *	29,987	426,115
MSA Safety Inc	37,899	1,990,834
Mueller Industries Inc	151,360	4,825,357
Mueller Water Products Inc ‘A’	160,200	1,829,484
MYR Group Inc *	5,406	130,176
National Presto Industries Inc	1,412	133,222
Navigant Consulting Inc *	15,781	254,863
Navistar International Corp *	14,861	173,725
Neff Corp ‘A’ *	1,721	18,811
NL Industries Inc *	2,221	5,708
NN Inc	8,307	116,215
NOW Inc *	34,581	627,299
NV5 Global Inc *	617	17,547
Orion Group Holdings Inc *	8,636	45,857
PAM Transportation Services Inc *	736	11,695
Park-Ohio Holdings Corp	2,695	76,215
Plug Power Inc *	21,082	39,213
Powell Industries Inc	2,827	111,214
Power Solutions International Inc *	450	8,033
Preformed Line Products Co	813	32,837
Quad/Graphics Inc	4,343	101,148
Quanex Building Products Corp	10,000	185,900
Radiant Logistics Inc *	4,700	14,100
Raven Industries Inc	4,409	83,506
Regal Beloit Corp	40,000	2,202,000
Resources Connection Inc	11,536	170,502
Rexnord Corp *	6,123	120,195
Roadrunner Transportation Systems Inc *	9,759	72,802
RPX Corp *	16,027	146,968
Rush Enterprises Inc ‘A’ *	9,685	208,712
Rush Enterprises Inc ‘B’ *	1,829	38,025
Saia Inc *	73,503	1,847,865
Scorpio Bulkers Inc *	13,477	37,601
Simpson Manufacturing Co Inc	95,400	3,813,138
SkyWest Inc	16,188	428,335
SP Plus Corp *	387	8,738
Sparton Corp *	2,763	60,151
Spirit Airlines Inc *	49,700	2,230,039
SPX Corp	13,152	195,307
SPX FLOW Inc *	11,487	299,466
Standex International Corp	953	78,746
Sun Hydraulics Corp	749	22,238
Sunrun Inc *	20,042	118,849
Supreme Industries Inc ‘A’	1,722	23,591
TAL International Group Inc	11,036	147,993
Team Inc *	637	15,817
Teledyne Technologies Inc *	7,909	783,386
Tennant Co	358	19,285
Tetra Tech Inc	15,473	475,717
Textainer Group Holdings Ltd	7,567	84,296
The ExOne Co *	3,166	33,465
The Gorman-Rupp Co	813	22,284
The Greenbrier Cos Inc	8,881	258,704
The KEYW Holding Corp *	11,341	112,730
The Manitowoc Co Inc	40,543	220,959
Thermon Group Holdings Inc *	10,217	196,269
Titan International Inc	14,013	86,881
Titan Machinery Inc *	5,991	66,800
TRC Cos Inc *	6,354	40,157
TriMas Corp *	14,344	258,192
Triumph Group Inc	15,936	565,728
TrueBlue Inc *	12,963	245,260
Tutor Perini Corp *	10,192	240,022

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
UniFirst Corp	4,382	$507,085
Universal Forest Products Inc	63,425	5,878,863
Universal Logistics Holdings Inc	991	12,784
USA Truck Inc *	2,817	49,326
Vectrus Inc *	2,841	80,940
Veritiv Corp *	2,554	95,979
Viad Corp	2,938	91,078
Vicor Corp *	767	7,724
Virgin America Inc *	298	16,751
VSE Corp	1,448	96,726
Wabash National Corp *	15,058	191,237
Watts Water Technologies Inc ‘A’	27,247	1,587,410
Werner Enterprises Inc	14,226	326,771
Wesco Aircraft Holdings Inc *	13,821	185,478
West Corp	11,984	235,605
Willis Lease Finance Corp *	1,370	30,455
XPO Logistics Inc *	31,598	829,764
YRC Worldwide Inc *	8,153	71,746

		107,562,754

Information Technology - 6.8%

Actua Corp *	11,497	103,818
Acxiom Corp *	12,723	279,779
ADTRAN Inc	5,548	103,470
Advanced Energy Industries Inc *	657	24,940
Advanced Micro Devices Inc *	110,314	567,014
Agilysys Inc *	4,684	49,041
Alpha & Omega Semiconductor Ltd *	5,890	82,048
Ambarella Inc *	6,221	316,089
Amkor Technology Inc *	30,610	176,008
Anixter International Inc *	9,389	500,246
Applied Optoelectronics Inc *	5,219	58,192
Autobytel Inc *	2,137	29,640
Avid Technology Inc *	4,178	24,274
AVX Corp	14,771	200,590
Axcelis Technologies Inc *	37,776	101,617
Bankrate Inc *	15,019	112,342
Bazaarvoice Inc *	25,860	103,699
Bel Fuse Inc ‘B’	3,192	56,754
Benchmark Electronics Inc *	15,764	333,409
Black Box Corp	4,685	61,280
Blucora Inc *	10,016	103,766
Bottomline Technologies de Inc *	1,643	35,374
Brooks Automation Inc	21,511	241,353
Cabot Microelectronics Corp	6,488	274,702
CACI International Inc ‘A’ *	7,894	713,697
Calix Inc *	12,840	88,724
Cass Information Systems Inc	1,479	76,464
Cohu Inc	164,419	1,783,946
Comtech Telecommunications Corp	5,000	64,200
Control4 Corp *	6,504	53,073
Convergys Corp	14,204	355,100
CPI Card Group Inc	4,112	20,601
CTS Corp	9,824	176,046
Daktronics Inc	11,951	74,694
Datalink Corp *	5,825	43,688
Diebold Inc	14,789	367,211
Digi International Inc *	8,374	89,853
Digimarc Corp *	196	6,264
Diodes Inc *	12,109	227,528
DSP Group Inc *	6,907	73,283
Eastman Kodak Co *	875	14,070
Electro Rent Corp	5,177	79,778
Electro Scientific Industries Inc *	8,361	48,828
EMCORE Corp *	8,185	48,619
EnerNOC Inc *	1,161	7,338
Entegris Inc *	16,869	244,094
Epiq Systems Inc	4,465	65,189
ePlus Inc *	585	47,847
EVERTEC Inc	3,710	57,653

	Shares	Value
Everyday Health Inc *	5,908	$46,555
Exar Corp *	11,119	89,508
Fairchild Semiconductor International Inc *	23,183	460,183
FARO Technologies Inc *	3,939	133,256
Finisar Corp *	34,757	608,595
FormFactor Inc *	9,434	84,812
GigPeak Inc *	13,190	25,852
Global Sources Ltd * (Hong Kong)	2,533	23,228
Glu Mobile Inc *	32,675	71,885
Harmonic Inc *	24,084	68,639
Higher One Holdings Inc *	9,983	51,013
II-VI Inc *	13,653	256,130
Immersion Corp *	6,026	44,231
Infinera Corp *	13,399	151,141
Insight Enterprises Inc *	11,697	304,122
Intersil Corp ‘A’	43,404	587,690
Intralinks Holdings Inc *	12,309	80,009
InvenSense Inc *	26,995	165,479
Ixia *	20,299	199,336
IXYS Corp	7,672	78,638
Kimball Electronics Inc *	9,016	112,249
Knowles Corp *	28,661	392,082
Kopin Corp *	19,590	43,490
KVH Industries Inc *	4,691	36,121
Limelight Networks Inc *	22,813	33,991
Liquidity Services Inc *	8,767	68,733
ManTech International Corp ‘A’	7,876	297,870
Marchex Inc ‘B’	10,046	31,946
Maxwell Technologies Inc *	9,883	52,182
MeetMe Inc *	1,735	9,248
Mentor Graphics Corp	154,691	3,288,731
Methode Electronics Inc	982	33,614
MicroStrategy Inc ‘A’ *	1,422	248,878
MKS Instruments Inc	112,249	4,833,442
MoneyGram International Inc *	10,162	69,610
Monster Worldwide Inc *	28,416	67,914
MTS Systems Corp	416	18,237
Multi-Fineline Electronix Inc *	3,132	72,662
Nanometrics Inc *	1,513	31,455
NCI Inc ‘A’	1,977	27,777
NeoPhotonics Corp *	8,243	78,556
NETGEAR Inc *	3,493	166,057
NetScout Systems Inc *	31,097	691,908
NeuStar Inc ‘A’ *	1,570	36,911
Novanta Inc *	7,498	113,595
Numerex Corp ‘A’ *	3,388	25,376
NVE Corp	834	48,914
Oclaro Inc *	4,527	22,092
OSI Systems Inc *	5,695	331,050
Park City Group Inc *	256	2,296
Park Electrochemical Corp	6,301	91,554
PC Connection Inc	3,609	85,894
PDF Solutions Inc *	709	9,919
Perficient Inc *	3,210	65,195
PFSweb Inc *	268	2,546
Photronics Inc *	202,661	1,805,710
Plexus Corp *	10,603	458,050
Polycom Inc *	44,144	496,620
Progress Software Corp *	13,764	377,959
QAD Inc ‘A’	2,967	57,174
QLogic Corp *	27,257	401,768
QuinStreet Inc *	13,527	48,021
Radisys Corp *	1,506	6,747
Rambus Inc *	25,761	311,193
RealNetworks Inc *	6,918	29,817
Reis Inc	1,144	28,486
RetailMeNot Inc *	12,240	94,370
Rightside Group Ltd *	3,524	37,495
Rofin-Sinar Technologies Inc *	8,591	274,397
Rogers Corp *	3,777	230,775

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Rosetta Stone Inc *	1,295	$10,036
Rovi Corp *	25,600	400,384
Rudolph Technologies Inc *	9,510	147,690
Sanmina Corp *	23,766	637,166
ScanSource Inc *	8,011	297,288
SecureWorks Corp ‘A’ *	1,278	18,020
ServiceSource International Inc *	7,464	30,080
ShoreTel Inc *	16,820	112,526
Sigma Designs Inc *	10,923	70,235
Silicom Ltd (Israel)	1,279	38,242
Silicon Graphics International Corp *	1,867	9,391
Silver Spring Networks Inc *	662	8,043
Sonus Networks Inc *	13,188	114,604
Stratasys Ltd *	8,228	188,339
Super Micro Computer Inc *	9,656	239,952
Sykes Enterprises Inc *	12,492	361,768
SYNNEX Corp	9,463	897,282
Systemax Inc *	3,223	27,492
Tangoe Inc *	8,731	67,403
Tech Data Corp *	11,305	812,264
TechTarget Inc *	4,391	35,567
Telenav Inc *	10,315	52,607
Tessera Technologies Inc	5,387	165,058
The Rubicon Project Inc *	7,192	98,171
Travelport Worldwide Ltd	9,882	127,379
TTM Technologies Inc *	22,995	173,152
Ultra Clean Holdings Inc *	9,770	55,591
Ultratech Inc *	6,359	146,066
Unisys Corp *	5,894	42,908
United Online Inc *	4,580	50,380
USA Technologies Inc *	1,856	7,925
VASCO Data Security International Inc *	925	15,161
Veeco Instruments Inc *	13,117	217,218
Verint Systems Inc *	20,137	667,139
ViaSat Inc *	1,814	129,520
Viavi Solutions Inc *	75,976	503,721
Vishay Intertechnology Inc	44,232	548,034
Vishay Precision Group Inc *	3,891	52,217
Xcerra Corp *	16,631	95,628
Zedge Inc ‘B’ * l	-	2

		36,169,861

Materials - 7.0%

A Schulman Inc	10,133	247,448
AgroFresh Solutions Inc *	6,841	36,326
AK Steel Holding Corp *	76,963	358,648
Allegheny Technologies Inc	35,145	448,099
American Vanguard Corp	8,990	135,839
Ampco-Pittsburgh Corp	2,646	29,926
AptarGroup Inc	14,730	1,165,585
Axiall Corp	22,898	746,704
Boise Cascade Co *	1,965	45,097
Calgon Carbon Corp	16,016	210,610
Carpenter Technology Corp	49,065	1,615,710
Century Aluminum Co *	15,385	97,387
Chemtura Corp *	9,947	262,402
Cliffs Natural Resources Inc *	57,184	324,233
Coeur Mining Inc *	12,838	136,853
Commercial Metals Co	36,699	620,213
Detour Gold Corp * (Canada)	151,600	3,792,494
Ferroglobe PLC	20,791	179,011
FutureFuel Corp	7,551	82,155
GCP Applied Technologies Inc *	3,538	92,130
Gold Resource Corp	3,108	11,158
Greif Inc ‘A’	8,245	307,291
Greif Inc ‘B’	1,776	97,236
Handy & Harman Ltd *	917	24,016
Hawkins Inc	2,484	107,830
Haynes International Inc	3,964	127,165
HB Fuller Co	116,658	5,131,785

	Shares	Value
Hecla Mining Co	122,883	$626,703
Ingevity Corp *	2,689	91,534
Innophos Holdings Inc	739	31,193
Innospec Inc	7,499	344,879
Kaiser Aluminum Corp	3,528	318,966
KapStone Paper & Packaging Corp	26,189	340,719
KMG Chemicals Inc	1,551	40,311
Koppers Holdings Inc *	1,301	39,980
Kraton Performance Polymers Inc *	9,424	263,212
Kronos Worldwide Inc	7,820	41,055
Louisiana-Pacific Corp *	3,135	54,392
LSB Industries Inc *	7,123	86,046
Materion Corp	6,256	154,899
Minerals Technologies Inc	38,213	2,170,498
OceanaGold Corp (Australia)	582,200	2,221,639
Olin Corp	53,326	1,324,618
Olympic Steel Inc	2,921	79,773
OMNOVA Solutions Inc *	4,788	34,713
PH Glatfelter Co	13,849	270,886
Quaker Chemical Corp	1,052	93,838
Rayonier Advanced Materials Inc	5,475	74,405
RPM International Inc	34,000	1,698,300
Ryerson Holding Corp *	3,479	60,883
Schnitzer Steel Industries Inc ‘A’	8,147	143,387
Schweitzer-Mauduit International Inc	7,775	274,302
Sensient Technologies Corp	98,110	6,969,734
Stepan Co	27,651	1,646,064
Stillwater Mining Co *	39,556	469,134
SunCoke Energy Inc	20,461	119,083
TerraVia Holdings Inc *	24,367	63,842
The Chemours Co	9,677	79,738
TimkenSteel Corp	13,030	125,349
Trecora Resources *	1,282	13,371
Tredegar Corp	8,019	129,266
Tronox Ltd ‘A’	21,627	95,375
UFP Technologies Inc *	2,008	45,260
United States Lime & Minerals Inc	529	31,206
Valhi Inc	7,390	11,602

		37,113,506

Telecommunication Services - 0.4%

ATN International Inc	3,343	260,119
Boingo Wireless Inc *	4,907	43,770
Cincinnati Bell Inc *	68,988	315,275
Consolidated Communications Holdings Inc	4,884	133,040
FairPoint Communications Inc *	1,441	21,154
Globalstar Inc *	44,522	53,872
Hawaiian Telcom Holdco Inc *	2,011	42,613
IDT Corp ‘B’	2,315	32,850
Intelsat SA *	8,855	22,846
Iridium Communications Inc *	26,403	234,459
Lumos Networks Corp *	5,379	65,086
NII Holdings Inc *	17,052	54,225
ORBCOMM Inc *	11,426	113,689
pdvWireless Inc *	3,140	67,165
Spok Holdings Inc	6,500	124,572
Vonage Holdings Corp *	55,688	339,697
Windstream Holdings Inc	26,862	249,011

		2,173,443

Utilities - 6.6%

ALLETE Inc	15,906	1,028,005
American States Water Co	3,976	174,228
Artesian Resources Corp ‘A’	2,440	82,765
Atlantic Power Corp	40,205	99,708
Atlantica Yield PLC (Spain)	19,218	357,070
Avista Corp	20,347	911,546
Black Hills Corp	16,559	1,043,879
California Water Service Group	6,320	220,758
Chesapeake Utilities Corp	4,130	273,323

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Connecticut Water Service Inc	15,545	$873,629
Consolidated Water Co Ltd (Cayman)	4,549	59,410
Delta Natural Gas Co Inc	2,122	57,167
Dynegy Inc *	37,832	652,224
El Paso Electric Co	12,953	612,288
Genie Energy Ltd ‘B’ *	3,873	26,220
IDACORP Inc	106,727	8,682,241
MGE Energy Inc	5,982	338,073
Middlesex Water Co	744	32,275
New Jersey Resources Corp	25,301	975,354
Northwest Natural Gas Co	8,688	563,156
NorthWestern Corp	15,598	983,766
NRG Yield Inc ‘A’	11,297	171,940
NRG Yield Inc ‘C’	20,704	322,775
ONE Gas Inc	16,643	1,108,257
Ormat Technologies Inc	6,710	293,630
Otter Tail Corp	12,049	403,521
Pattern Energy Group Inc	3,660	84,070
PNM Resources Inc	25,650	909,036
Portland General Electric Co	28,708	1,266,597
SJW Corp	5,180	203,988
South Jersey Industries Inc	25,684	812,128
Southwest Gas Corp	13,576	1,068,567
Spire Inc	113,413	8,034,177
Talen Energy Corp *	27,358	370,701
TerraForm Global Inc ‘A’ *	28,918	94,273
TerraForm Power Inc ‘A’ *	28,484	310,476
The Empire District Electric Co	14,108	479,249
The York Water Co	462	14,803
Unitil Corp	4,405	187,961
Vivint Solar Inc *	7,243	22,236
WGL Holdings Inc	15,346	1,086,343

		35,291,813

Total Common Stocks (Cost $474,030,441)		512,482,430

	Principal Amount

CORPORATE BONDS & NOTES - 0.3%

Energy - 0.3%

Unit Corp 6.625% due 05/15/21	$2,268,000	1,763,370

Total Corporate Bonds & Notes (Cost $2,114,367)		1,763,370

SHORT-TERM INVESTMENTS - 3.8%

U.S. Government Agency Issues - 1.3%

Federal Home Loan Bank 0.051% due 07/01/16	2,620,000	2,620,000
0.101% due 07/01/16	4,345,000	4,345,000

		6,965,000

	Principal Amount	Value
Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $13,300,451; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 - 04/30/22 and value $13,568,438)	$13,300,440	$13,300,440

Total Short-Term Investments (Cost $20,265,440)		20,265,440

TOTAL INVESTMENTS - 100.3% (Cost $496,410,248)		534,586,554

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,857,760)

NET ASSETS - 100.0%		$532,728,794

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	28.6%
Industrials	20.2%
Consumer Discretionary	11.2%
Materials	7.0%
Information Technology	6.8%
Utilities	6.6%
Health Care	6.4%
Energy	5.6%
Short-Term Investments	3.8%
Consumer Staples	3.7%
Others (each less than 3.0%)	0.4%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Investments with a total aggregate value of $109,186 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/16)	27	$89,414

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$75,314	$-	$-	$75,314
	Common Stocks
	Consumer Discretionary	59,838,165	59,838,165	-	-
	Consumer Staples	19,503,151	18,676,049	827,102	-
	Energy	28,170,674	25,248,888	2,921,786	-
	Financials	152,371,185	152,337,313	-	33,872
	Health Care	34,287,878	27,547,629	6,740,249	-
	Industrials	107,562,754	107,562,754	-	-
	Information Technology	36,169,861	36,169,861	-	-
	Materials	37,113,506	37,113,506	-	-
	Telecommunication Services	2,173,443	2,173,443	-	-
	Utilities	35,291,813	35,291,813	-	-

	Total Common Stocks	512,482,430	501,959,421	10,489,137	33,872

	Corporate Bonds & Notes	1,763,370	-	1,763,370	-
	Short-Term Investments	20,265,440	-	20,265,440	-
	Derivatives:
	Equity Contracts
	Futures	89,414	89,414	-	-

	Total	$534,675,968	$502,048,835	$32,517,947	$109,186

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Dyax Corp - Contingent Value Rights * +	66,197	$73,479

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	24,467	77,683

Total Rights (Cost $73,479)		151,162

COMMON STOCKS - 97.3%

Consumer Discretionary - 13.2%

1-800-Flowers.com Inc ‘A’ *	15,443	139,296
Aaron’s Inc	41,508	908,610
Abercrombie & Fitch Co ‘A’	43,187	769,160
AMC Entertainment Holdings Inc ‘A’	13,289	366,909
America’s Car-Mart Inc *	5,359	151,338
American Axle & Manufacturing Holdings Inc *	48,661	704,611
American Eagle Outfitters Inc	105,508	1,680,742
American Public Education Inc *	10,100	283,810
Apollo Education Group Inc *	54,185	494,167
Arctic Cat Inc	7,934	134,878
Asbury Automotive Group Inc *	12,707	670,167
Ascena Retail Group Inc *	109,036	762,162
Ascent Capital Group Inc ‘A’ *	6,618	101,851
Barnes & Noble Education Inc *	25,046	254,217
Barnes & Noble Inc	39,671	450,266
Bassett Furniture Industries Inc	6,605	158,124
Beazer Homes USA Inc *	20,869	161,735
Belmond Ltd ‘A’ * (United Kingdom)	53,481	529,462
Big 5 Sporting Goods Corp	11,257	104,352
Big Lots Inc	31,575	1,582,223
Biglari Holdings Inc *	677	273,061
BJ’s Restaurants Inc *	14,715	644,958
Bloomin’ Brands Inc	72,457	1,294,807
Blue Nile Inc	7,385	202,201
Bob Evans Farms Inc	12,253	465,001
Bojangles’ Inc *	5,195	88,055
Boot Barn Holdings Inc *	8,911	76,813
Boyd Gaming Corp *	52,302	962,357
Bridgepoint Education Inc *	10,643	77,055
Bright Horizons Family Solutions Inc *	27,838	1,845,938
Buffalo Wild Wings Inc *	11,978	1,664,343
Build-A-Bear Workshop Inc *	8,417	112,956
Caesars Acquisition Co ‘A’ *	28,184	316,225
Caesars Entertainment Corp *	34,691	266,774
Caleres Inc	27,208	658,706
Callaway Golf Co	59,421	606,688
Cambium Learning Group Inc *	5,350	24,129
Capella Education Co	7,561	398,011
Career Education Corp *	41,939	249,537
Carmike Cinemas Inc *	15,207	458,035
Carriage Services Inc	9,769	231,330
Carrols Restaurant Group Inc *	21,790	259,301
Cavco Industries Inc *	5,506	515,912
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	45,565	96,142
Century Casinos Inc *	12,410	77,314
Century Communities Inc *	9,670	167,678
Chegg Inc *	47,229	236,145
Chico’s FAS Inc	82,958	888,480
Churchill Downs Inc	8,586	1,084,927
Chuy’s Holdings Inc *	10,162	351,707
Citi Trends Inc	9,609	149,228

	Shares	Value
ClubCorp Holdings Inc	40,587	$527,631
Collectors Universe Inc	4,945	97,664
Columbia Sportswear Co	17,105	984,222
Conn’s Inc *	15,109	113,620
Cooper Tire & Rubber Co	35,096	1,046,563
Cooper-Standard Holding Inc *	9,408	743,138
Core-Mark Holding Co Inc	28,588	1,339,634
Cracker Barrel Old Country Store Inc	12,134	2,080,617
Crocs Inc *	45,259	510,522
CSS Industries Inc	5,790	155,230
Culp Inc	6,291	173,820
Daily Journal Corp *	771	182,719
Dana Holding Corp	95,019	1,003,401
Dave & Buster’s Entertainment Inc *	23,979	1,121,977
Deckers Outdoor Corp *	20,322	1,168,921
Del Frisco’s Restaurant Group Inc *	14,592	208,957
Del Taco Restaurants Inc *	14,108	128,383
Delta Apparel Inc *	4,411	99,468
Denny’s Corp *	47,783	512,712
Destination XL Group Inc *	21,826	99,745
DeVry Education Group Inc	39,659	707,517
Diamond Resorts International Inc *	23,686	709,633
DineEquity Inc	11,242	953,097
Dorman Products Inc *	16,525	945,230
DreamWorks Animation SKG Inc ‘A’ *	49,038	2,004,183
Drew Industries Inc	14,944	1,267,849
DSW Inc ‘A’	42,374	897,481
Duluth Holdings Inc ‘B’ *	5,991	146,540
El Pollo Loco Holdings Inc *	12,610	163,930
Eldorado Resorts Inc *	17,340	263,481
Empire Resorts Inc *	1,539	24,316
Entercom Communications Corp ‘A’	15,657	212,466
Entravision Communications Corp ‘A’	39,140	263,021
Eros International PLC *	18,875	307,096
Escalade Inc	6,900	70,656
Ethan Allen Interiors Inc	15,732	519,785
Etsy Inc *	65,903	632,010
Express Inc *	47,159	684,277
Federal-Mogul Holdings Corp *	18,709	155,472
Fiesta Restaurant Group Inc *	16,612	362,308
Five Below Inc *	33,793	1,568,333
Flexsteel Industries Inc	4,020	159,272
Fogo De Chao Inc *	3,389	44,260
Fossil Group Inc *	26,495	755,902
Fox Factory Holding Corp *	14,019	243,510
Francesca’s Holdings Corp *	26,221	289,742
Fred’s Inc ‘A’	22,989	370,353
FTD Cos Inc *	11,398	284,494
G-III Apparel Group Ltd *	27,203	1,243,721
Gaiam Inc ‘A’ *	8,009	61,990
Gannett Co Inc	74,243	1,025,296
Genesco Inc *	12,996	835,773
Gentherm Inc *	23,065	789,976
Global Eagle Entertainment Inc *	28,684	190,462
GNC Holdings Inc ‘A’	43,339	1,052,704
Golden Entertainment Inc	6,523	76,254
GoPro Inc ‘A’ *	63,730	688,921
Grand Canyon Education Inc *	28,610	1,142,111
Gray Television Inc *	39,107	424,311
Green Brick Partners Inc *	13,259	96,393
Group 1 Automotive Inc	13,194	651,256
Guess? Inc	38,315	576,641
Haverty Furniture Cos Inc	12,619	227,521
Helen of Troy Ltd *	17,674	1,817,594
Hemisphere Media Group Inc *	4,858	57,324
Hibbett Sports Inc *	14,737	512,700
Hooker Furniture Corp	7,432	159,714
Horizon Global Corp *	11,269	127,903
Houghton Mifflin Harcourt Co *	78,404	1,225,455
Hovnanian Enterprises Inc ‘A’ *	75,674	127,132
HSN Inc	20,187	987,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Iconix Brand Group Inc *	27,266	$184,318
IMAX Corp *	37,501	1,105,530
Installed Building Products Inc *	12,379	449,234
International Speedway Corp ‘A’	17,240	576,678
Interval Leisure Group Inc	71,597	1,138,392
Intrawest Resorts Holdings Inc *	10,988	142,624
iRobot Corp *	16,990	596,009
Isle of Capri Casinos Inc *	15,813	289,694
J Alexander’s Holdings Inc *	8,984	89,211
Jack in the Box Inc	20,656	1,774,764
JAKKS Pacific Inc *	12,125	95,909
Jamba Inc *	8,466	87,115
Johnson Outdoors Inc ‘A’	3,262	83,833
K12 Inc *	20,991	262,178
KB Home	52,879	804,290
Kirkland’s Inc *	9,783	143,614
Kona Grill Inc *	5,835	62,551
Krispy Kreme Doughnuts Inc *	36,760	770,490
La Quinta Holdings Inc *	55,078	627,889
La-Z-Boy Inc	31,715	882,311
Lands’ End Inc *	10,208	167,615
LGI Homes Inc *	9,888	315,823
Libbey Inc	13,618	216,390
Liberty Braves Group ‘A’ *	5,671	85,292
Liberty Braves Group ‘C’ *	19,784	290,033
Liberty Media Group ‘A’ *	14,673	280,841
Liberty Media Group ‘C’ *	29,212	554,152
Liberty Tax Inc	2,477	32,994
Liberty TripAdvisor Holdings Inc ‘A’ *	46,372	1,014,619
LifeLock Inc *	53,967	853,218
Lifetime Brands Inc	6,593	96,192
Lindblad Expeditions Holdings Inc *	9,216	88,750
Lithia Motors Inc ‘A’	15,025	1,067,827
Loral Space & Communications Inc *	8,115	286,216
Luby’s Inc *	11,381	57,133
Lumber Liquidators Holdings Inc *	16,925	260,984
M/I Homes Inc *	15,451	290,942
Malibu Boats Inc ‘A’ *	11,040	133,363
Marine Products Corp	5,003	42,325
MarineMax Inc *	15,746	267,210
Marriott Vacations Worldwide Corp	14,201	972,627
Mattress Firm Holding Corp *	10,713	359,421
MCBC Holdings Inc	4,357	48,145
MDC Holdings Inc	25,260	614,828
MDC Partners Inc ‘A’	32,585	595,980
Media General Inc *	69,114	1,188,070
Meredith Corp	23,817	1,236,340
Meritage Homes Corp *	24,747	929,002
Metaldyne Performance Group Inc	9,440	129,800
Modine Manufacturing Co *	29,584	260,339
Monarch Casino & Resort Inc *	6,547	143,838
Monro Muffler Brake Inc	19,751	1,255,374
Motorcar Parts of America Inc *	11,705	318,142
Movado Group Inc	9,885	214,307
MSG Networks Inc ‘A’ *	37,533	575,756
NACCO Industries Inc ‘A’	2,618	146,608
Nathan’s Famous Inc *	1,843	82,014
National CineMedia Inc	40,048	619,943
Nautilus Inc *	19,377	345,686
New Media Investment Group Inc	25,118	453,882
Nexstar Broadcasting Group Inc ‘A’	19,010	904,496
Noodles & Co *	7,157	69,995
Nutrisystem Inc	18,657	473,142
Office Depot Inc *	349,238	1,155,978
Ollie’s Bargain Outlet Holdings Inc *	12,874	320,434
Outerwall Inc	10,790	453,180
Overstock.com Inc *	7,382	118,924
Oxford Industries Inc	9,608	544,005
Papa John’s International Inc	17,030	1,158,040
Party City Holdco Inc *	15,663	217,872
Penn National Gaming Inc *	47,659	664,843

	Shares	Value
Performance Sports Group Ltd *	28,761	$86,283
Perry Ellis International Inc *	7,587	152,650
PetMed Express Inc	12,446	233,487
Pier 1 Imports Inc	52,109	267,840
Pinnacle Entertainment Inc *	37,659	417,262
Planet Fitness Inc ‘A’ *	9,687	182,891
Popeyes Louisiana Kitchen Inc *	13,835	755,944
Potbelly Corp *	14,710	184,463
Radio One Inc ‘D’ *	14,015	44,708
Reading International Inc ‘A’ *	10,215	127,585
Red Lion Hotels Corp *	7,614	55,278
Red Robin Gourmet Burgers Inc *	8,763	415,629
Red Rock Resorts Inc ‘A’ *	18,999	417,598
Regis Corp *	23,843	296,845
Rent-A-Center Inc	32,908	404,110
Restoration Hardware Holdings Inc *	24,483	702,172
Ruby Tuesday Inc *	38,559	139,198
Ruth’s Hospitality Group Inc	21,429	341,793
Saga Communications Inc ‘A’	2,200	86,988
Salem Media Group Inc	6,332	45,717
Scholastic Corp	17,150	679,312
Scientific Games Corp ‘A’ *	33,007	303,334
Sears Holdings Corp *	6,780	92,276
Sears Hometown & Outlet Stores Inc *	5,935	40,002
SeaWorld Entertainment Inc	42,591	610,329
Select Comfort Corp *	29,253	625,429
Sequential Brands Group Inc *	24,676	196,914
Shake Shack Inc ‘A’ *	9,896	360,511
Shoe Carnival Inc	9,205	230,677
Shutterfly Inc *	21,898	1,020,666
Sinclair Broadcast Group Inc ‘A’	42,001	1,254,150
Smith & Wesson Holding Corp *	34,745	944,369
Sonic Automotive Inc ‘A’	18,560	317,562
Sonic Corp	30,459	823,916
Sotheby’s	33,286	912,036
Spartan Motors Inc	19,734	123,535
Speedway Motorsports Inc	7,057	125,262
Sportsman’s Warehouse Holdings Inc *	16,429	132,418
Stage Stores Inc	18,447	90,021
Standard Motor Products Inc	13,489	536,592
Stein Mart Inc	18,009	139,029
Steven Madden Ltd *	38,980	1,332,336
Stoneridge Inc *	17,268	257,984
Strattec Security Corp	2,187	89,164
Strayer Education Inc *	6,834	335,754
Sturm Ruger & Co Inc	11,564	740,212
Superior Industries International Inc	15,752	421,839
Superior Uniform Group Inc	4,879	93,140
Tailored Brands Inc	30,129	381,433
Taylor Morrison Home Corp ‘A’ *	20,571	305,274
Tenneco Inc *	35,870	1,671,901
Texas Roadhouse Inc	41,927	1,911,871
The Buckle Inc	17,552	456,177
The Cato Corp ‘A’	16,257	613,214
The Cheesecake Factory Inc	28,729	1,383,014
The Children’s Place Inc	11,825	948,129
The Container Store Group Inc *	11,575	61,926
The EW Scripps Co ‘A’ *	36,596	579,681
The Finish Line Inc ‘A’	26,481	534,651
The Habit Restaurants Inc ‘A’ *	8,398	137,559
The Marcus Corp	11,364	239,780
The New Home Co Inc *	7,269	69,346
The New York Times Co ‘A’	79,359	960,244
Tile Shop Holdings Inc *	20,593	409,389
Tilly’s Inc ‘A’ *	5,482	31,741
Time Inc	64,721	1,065,308
TopBuild Corp *	24,363	881,941
Tower International Inc	13,137	270,359
Townsquare Media Inc ‘A’ *	5,858	46,220
TRI Pointe Group Inc *	94,931	1,122,084
tronc Inc	16,375	225,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Tuesday Morning Corp *	27,404	$192,376
Tumi Holdings Inc *	35,791	957,051
UCP Inc ‘A’ *	4,634	37,165
Unifi Inc *	9,907	269,768
Unique Fabricating Inc	3,869	51,806
Universal Electronics Inc *	8,969	648,279
Vera Bradley Inc *	12,392	175,595
Vince Holding Corp *	13,856	75,931
Vitamin Shoppe Inc *	15,207	464,878
Wayfair Inc ‘A’ *	19,959	778,401
WCI Communities Inc *	13,763	232,595
Weight Watchers International Inc *	17,212	200,176
West Marine Inc *	11,037	92,600
Weyco Group Inc	3,905	108,481
William Lyon Homes ‘A’ *	15,193	244,911
Wingstop Inc *	9,829	267,840
Winmark Corp	1,402	139,737
Winnebago Industries Inc	16,628	381,114
Wolverine World Wide Inc	61,483	1,249,335
Workhorse Group Inc *	6,758	46,292
World Wrestling Entertainment Inc ‘A’	22,718	418,238
ZAGG Inc *	17,105	89,801
Zoe’s Kitchen Inc *	11,962	433,862
Zumiez Inc *	12,348	176,700

		139,922,877

Consumer Staples - 3.1%

Alico Inc	2,630	79,558
Alliance One International Inc *	5,008	77,123
Amplify Snack Brands Inc *	18,572	273,937
Avon Products Inc	277,174	1,047,718
B&G Foods Inc	39,325	1,895,465
Cal-Maine Foods Inc	19,388	859,276
Calavo Growers Inc	9,792	656,064
Central Garden & Pet Co *	5,848	133,510
Central Garden & Pet Co ‘A’ *	21,878	474,971
Coca-Cola Bottling Co Consolidated	2,905	428,400
Craft Brew Alliance Inc *	7,822	90,109
Darling Ingredients Inc *	104,022	1,549,928
Dean Foods Co	58,700	1,061,883
Elizabeth Arden Inc *	16,082	221,288
Farmer Brothers Co *	4,750	152,285
Fresh Del Monte Produce Inc	20,693	1,126,320
Freshpet Inc *	15,052	140,435
HRG Group Inc *	75,017	1,029,983
Ingles Markets Inc ‘A’	8,800	328,240
Inter Parfums Inc	11,094	316,956
Inventure Foods Inc *	12,558	98,078
J&J Snack Foods Corp	9,517	1,135,093
John B Sanfilippo & Son Inc	5,564	237,193
Lancaster Colony Corp	11,891	1,517,411
Landec Corp *	16,700	179,692
Lifevantage Corp *	8,539	116,130
Lifeway Foods Inc *	2,310	22,338
Limoneira Co	7,133	125,683
Medifast Inc	6,946	231,093
MGP Ingredients Inc	7,961	304,349
National Beverage Corp *	7,450	467,934
Natural Grocers by Vitamin Cottage Inc *	6,113	79,775
Natural Health Trends Corp	4,482	126,348
Nature’s Sunshine Products Inc	7,603	72,457
Nutraceutical International Corp *	5,468	126,584
Oil-Dri Corp of America	3,006	103,797
Omega Protein Corp *	13,458	269,025
Orchids Paper Products Co	5,653	201,077
Performance Food Group Co *	23,694	637,606
PriceSmart Inc	12,738	1,191,895
Primo Water Corp *	12,943	152,857
Revlon Inc ‘A’ *	7,191	231,406
Sanderson Farms Inc	12,742	1,103,967
Seaboard Corp *	170	488,009

	Shares	Value
Seneca Foods Corp ‘A’ *	4,678	$169,390
Smart & Final Stores Inc *	15,046	224,035
Snyder’s-Lance Inc	50,890	1,724,662
SpartanNash Co	23,328	713,370
SUPERVALU Inc *	168,112	793,489
Synutra International Inc *	15,962	60,815
The Andersons Inc	17,068	606,597
The Boston Beer Co Inc ‘A’ *	5,662	968,372
The Chefs’ Warehouse Inc *	11,706	187,296
Tootsie Roll Industries Inc	11,043	425,487
Turning Point Brands Inc *	3,754	38,554
United Natural Foods Inc *	31,534	1,475,791
Universal Corp	14,057	811,651
USANA Health Sciences Inc *	3,332	371,285
Vector Group Ltd	56,088	1,257,493
Village Super Market Inc ‘A’	4,367	126,163
WD-40 Co	9,016	1,058,929
Weis Markets Inc	6,068	306,737

		32,483,362

Energy - 3.0%

Abraxas Petroleum Corp *	61,182	69,136
Adams Resources & Energy Inc	1,563	60,175
Alon USA Energy Inc	19,526	126,528
Archrock Inc	43,064	405,663
Ardmore Shipping Corp (Ireland)	13,765	93,189
Atwood Oceanics Inc	38,813	485,939
Bill Barrett Corp *	31,207	199,413
Bristow Group Inc	21,751	248,179
California Resources Corp	19,919	243,012
Callon Petroleum Co *	76,891	863,486
CARBO Ceramics Inc	12,366	161,995
Carrizo Oil & Gas Inc *	35,360	1,267,656
Clayton Williams Energy Inc *	4,199	115,305
Clean Energy Fuels Corp *	54,857	190,354
Cobalt International Energy Inc *	255,965	342,993
Contango Oil & Gas Co *	10,913	133,575
CVR Energy Inc	9,880	153,140
Dawson Geophysical Co *	12,282	100,098
Delek US Holdings Inc	38,876	513,552
Denbury Resources Inc	221,770	796,154
DHT Holdings Inc	57,874	291,106
Dorian LPG Ltd *	15,752	111,052
Earthstone Energy Inc *	499	5,379
Eclipse Resources Corp *	30,600	102,204
EP Energy Corp ‘A’ *	24,116	124,921
Era Group Inc *	12,798	120,301
Erin Energy Corp *	6,405	15,436
Evolution Petroleum Corp	15,334	83,877
EXCO Resources Inc *	98,633	128,223
Exterran Corp *	21,619	277,804
Fairmount Santrol Holdings Inc *	39,732	306,334
Forum Energy Technologies Inc *	37,909	656,205
Frontline Ltd (Norway)	40,994	322,623
GasLog Ltd (Monaco)	25,844	335,455
Gener8 Maritime Inc *	24,429	156,346
Geospace Technologies Corp *	8,111	132,777
Golar LNG Ltd (NOTC) (Bermuda)	55,887	866,248
Green Plains Inc	23,579	464,978
Helix Energy Solutions Group Inc *	65,746	444,443
Hornbeck Offshore Services Inc *	20,254	168,918
Independence Contract Drilling Inc *	17,821	96,768
Isramco Inc *	402	33,064
Jones Energy Inc ‘A’ *	19,312	79,565
Matador Resources Co *	52,567	1,040,827
Matrix Service Co *	16,652	274,591
McDermott International Inc *	152,754	754,605
Natural Gas Services Group Inc *	7,827	179,238
Navios Maritime Acquisition Corp	51,908	81,496
Newpark Resources Inc *	52,356	303,141
Nordic American Tankers Ltd	55,181	766,464

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Northern Oil & Gas Inc *	30,263	$139,815
Oasis Petroleum Inc *	112,400	1,049,816
Oil States International Inc *	32,100	1,055,448
Overseas Shipholding Group Inc ‘A’	22,608	248,462
Pacific Ethanol Inc *	20,174	109,948
Panhandle Oil & Gas Inc ‘A’	10,258	171,001
Par Pacific Holdings Inc *	17,572	269,554
Parker Drilling Co *	75,483	172,856
PDC Energy Inc *	29,279	1,686,763
PHI Inc *	7,761	138,767
Pioneer Energy Services Corp *	40,077	184,354
Renewable Energy Group Inc *	27,267	240,768
REX American Resources Corp *	3,627	217,003
RigNet Inc *	7,607	101,858
Ring Energy Inc *	22,591	199,253
RSP Permian Inc *	49,902	1,741,081
Sanchez Energy Corp *	34,549	243,916
Scorpio Tankers Inc (Monaco)	104,136	437,371
SEACOR Holdings Inc *	10,139	587,555
Seadrill Ltd (NYSE) * (United Kingdom)	238,380	772,351
SemGroup Corp ‘A’	28,076	914,155
Ship Finance International Ltd (Norway)	37,873	558,248
Stone Energy Corp * l	-	4
Synergy Resources Corp *	117,772	784,361
Teekay Corp (Bermuda)	27,317	194,770
Teekay Tankers Ltd ‘A’ (Bermuda)	73,024	217,612
Tesco Corp	23,949	160,219
TETRA Technologies Inc *	49,546	315,608
Tidewater Inc	29,434	129,804
Unit Corp *	32,455	505,000
US Silica Holdings Inc	40,764	1,405,135
W&T Offshore Inc *	27,099	62,870
Western Refining Inc	43,213	891,484
Westmoreland Coal Co *	11,804	112,374
Willbros Group Inc *	25,234	63,842

		31,377,357

Financials - 25.0%

1st Source Corp	10,070	326,167
Acadia Realty Trust REIT	45,087	1,601,490
Access National Corp	4,469	87,190
ACNB Corp	3,500	87,885
AG Mortgage Investment Trust Inc REIT	18,319	264,526
Agree Realty Corp REIT	14,819	714,869
Alexander & Baldwin Inc	29,736	1,074,659
Alexander’s Inc REIT	1,365	558,599
Allegiance Bancshares Inc *	6,784	168,786
Altisource Portfolio Solutions SA *	7,509	209,051
Altisource Residential Corp REIT	33,577	308,573
Ambac Financial Group Inc *	20,785	342,121
American Assets Trust Inc REIT	24,755	1,050,602
American Capital Mortgage Investment Corp REIT	30,286	478,216
American Equity Investment Life Holding Co	50,503	719,668
American National Bankshares Inc	5,325	134,084
Ameris Bancorp	21,532	639,500
AMERISAFE Inc	11,939	730,906
Ames National Corp	5,645	151,399
Anworth Mortgage Asset Corp REIT	63,262	297,331
Apollo Commercial Real Estate Finance Inc REIT	38,251	614,694
Apollo Residential Mortgage Inc REIT	20,112	269,501
Ares Commercial Real Estate Corp REIT	17,607	216,390
Argo Group International Holdings Ltd	18,661	968,511
Arlington Asset Investment Corp ‘A’	7,704	100,229
Armada Hoffler Properties Inc REIT	20,781	285,531
ARMOUR Residential REIT Inc	23,629	472,580
Arrow Financial Corp	6,872	208,153
Ashford Hospitality Prime Inc REIT	17,683	250,038
Ashford Hospitality Trust Inc REIT	53,361	286,549
Associated Capital Group Inc ‘A’	3,137	89,969

	Shares	Value
Astoria Financial Corp	58,117	$890,934
Atlantic Capital Bancshares Inc *	10,487	151,642
Atlas Financial Holdings Inc *	6,793	116,975
AV Homes Inc *	7,882	96,318
Avenue Financial Holdings Inc *	5,208	102,337
B. Riley Financial Inc	5,287	50,649
Baldwin & Lyons Inc ‘B’	6,220	153,385
Banc of California Inc	31,974	578,729
BancFirst Corp	4,906	295,930
Banco Latinoamericano de Comercio Exterior SA (Panama)	18,729	496,318
BancorpSouth Inc	54,961	1,247,065
Bank Mutual Corp	28,665	220,147
Bank of Marin Bancorp	3,742	181,001
Bank of the Ozarks Inc	53,160	1,994,563
BankFinancial Corp	11,415	136,866
Bankwell Financial Group Inc	3,575	78,865
Banner Corp	18,889	803,538
Bar Harbor Bankshares	3,729	130,888
BBCN Bancorp Inc	49,269	735,093
BBX Capital Corp ‘A’ *	1,059	16,277
Bear State Financial Inc	10,908	102,862
Beneficial Bancorp Inc *	43,044	547,520
Berkshire Hills Bancorp Inc	19,397	522,167
BGC Partners Inc ‘A’	137,784	1,200,099
Blue Capital Reinsurance Holdings Ltd (Bermuda)	4,061	75,169
Blue Hills Bancorp Inc	17,425	257,193
Bluerock Residential Growth REIT Inc	12,501	162,513
BNC Bancorp	23,856	541,770
BofI Holding Inc *	38,146	675,566
Boston Private Financial Holdings Inc	51,497	606,635
Bridge Bancorp Inc	10,549	299,592
Brookline Bancorp Inc	43,512	479,937
Bryn Mawr Bank Corp	10,454	305,257
BSB Bancorp Inc *	5,087	115,221
C&F Financial Corp	1,913	85,626
C1 Financial Inc *	4,766	111,191
Calamos Asset Management Inc ‘A’	11,522	84,226
Camden National Corp	6,377	267,834
Capital Bank Financial Corp ‘A’	13,173	379,382
Capital City Bank Group Inc	6,638	92,401
Capitol Federal Financial Inc	81,410	1,135,669
Capstead Mortgage Corp REIT	60,688	588,674
Cardinal Financial Corp	19,929	437,242
CareTrust REIT Inc	36,791	506,980
Carolina Financial Corp	6,153	114,938
Cascade Bancorp *	19,209	106,418
Cash America International Inc	15,638	666,492
CatchMark Timber Trust Inc ‘A’ REIT	25,250	308,555
Cathay General Bancorp	47,152	1,329,686
CBL & Associates Properties Inc REIT	106,404	990,621
Cedar Realty Trust Inc REIT	53,978	401,057
CenterState Banks Inc	29,407	463,160
Central Pacific Financial Corp	18,899	446,016
Central Valley Community Bancorp	5,030	70,420
Century Bancorp Inc ‘A’	2,260	95,666
Charter Financial Corp	9,568	127,063
Chatham Lodging Trust REIT	24,196	531,828
Chemical Financial Corp	24,165	901,113
Chemung Financial Corp	1,790	52,537
Chesapeake Lodging Trust REIT	37,444	870,573
Citizens & Northern Corp	7,438	150,396
Citizens Inc *	30,013	228,099
City Holding Co	9,413	428,009
City Office REIT Inc	12,015	155,955
Clifton Bancorp Inc	14,402	217,038
CNB Financial Corp	8,853	157,583
CNO Financial Group Inc	113,888	1,988,484
CoBiz Financial Inc	22,391	261,975
Codorus Valley Bancorp Inc	4,615	94,008

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Cohen & Steers Inc	13,246	$535,668
Colony Capital Inc ‘A’ REIT	71,761	1,101,531
Colony Starwood Homes REIT	41,294	1,256,163
Columbia Banking System Inc	36,650	1,028,399
Community Bank System Inc	27,216	1,118,305
Community Healthcare Trust Inc REIT	7,971	168,507
Community Trust Bancorp Inc	9,652	334,538
CommunityOne Bancorp *	7,789	98,453
ConnectOne Bancorp Inc	18,597	291,787
Consolidated-Tomoka Land Co	2,758	130,922
CorEnergy Infrastructure Trust Inc REIT	7,528	217,183
CoreSite Realty Corp REIT	21,302	1,889,274
County Bancorp Inc	2,638	54,396
Cousins Properties Inc REIT	132,841	1,381,546
Cowen Group Inc ‘A’ *	66,159	195,831
Crawford & Co ‘B’	8,306	70,518
CU Bancorp *	10,408	236,574
Customers Bancorp Inc *	15,826	397,707
CVB Financial Corp	64,333	1,054,418
CYS Investments Inc REIT	99,544	833,183
Diamond Hill Investment Group Inc	1,966	370,434
DiamondRock Hospitality Co REIT	127,381	1,150,250
Dime Community Bancshares Inc	19,434	330,572
Donegal Group Inc ‘A’	5,530	91,190
DuPont Fabros Technology Inc REIT	47,357	2,251,352
Dynex Capital Inc REIT	31,671	219,797
Eagle Bancorp Inc *	19,408	933,719
Easterly Government Properties Inc REIT	15,222	300,330
EastGroup Properties Inc REIT	20,030	1,380,468
Education Realty Trust Inc REIT	42,243	1,949,092
eHealth Inc *	11,046	154,865
EMC Insurance Group Inc	5,112	141,705
Employers Holdings Inc	19,775	573,870
Encore Capital Group Inc *	15,298	359,962
Enova International Inc *	16,549	121,801
Enstar Group Ltd * (Bermuda)	7,307	1,183,661
Enterprise Bancorp Inc	4,990	119,710
Enterprise Financial Services Corp	12,291	342,796
Equity Bancshares Inc ‘A’ *	3,119	69,055
ESSA Bancorp Inc	4,712	63,141
Essent Group Ltd *	47,152	1,028,385
EverBank Financial Corp	65,084	967,148
Evercore Partners Inc ‘A’	24,754	1,093,879
EZCORP Inc ‘A’ *	32,198	243,417
Farmers Capital Bank Corp	4,595	125,673
Farmers National Banc Corp	14,080	123,904
Farmland Partners Inc REIT	7,924	89,700
FBL Financial Group Inc ‘A’	6,281	381,068
FBR & Co	3,602	53,778
FCB Financial Holdings Inc ‘A’ *	19,045	647,530
Federal Agricultural Mortgage Corp ‘C’	5,633	196,141
Federated National Holding Co	9,014	171,627
FelCor Lodging Trust Inc REIT	89,971	560,519
Fidelity & Guaranty Life	7,107	164,740
Fidelity Southern Corp	11,949	187,241
Fifth Street Asset Management Inc	3,355	13,554
Financial Engines Inc	33,805	874,535
Financial Institutions Inc	8,717	227,252
First BanCorp *	72,000	285,840
First Bancorp Inc	6,494	139,881
First Bancorp NC	12,213	214,705
First Busey Corp	19,552	418,217
First Business Financial Services Inc	5,284	124,015
First Cash Financial Services Inc	17,503	898,429
First Citizens BancShares Inc ‘A’	4,802	1,243,286
First Commonwealth Financial Corp	55,203	507,868
First Community Bancshares Inc	9,674	217,085
First Community Financial Partners Inc *	7,439	65,463
First Connecticut Bancorp Inc	9,975	165,186
First Defiance Financial Corp	5,761	223,815
First Financial Bancorp	38,216	743,301

	Shares	Value
First Financial Bankshares Inc	40,305	$1,321,601
First Financial Corp	6,840	250,481
First Financial Northwest Inc	5,150	68,392
First Foundation Inc *	8,309	178,643
First Industrial Realty Trust Inc REIT	73,707	2,050,529
First Internet Bancorp	3,200	76,224
First Interstate BancSystem Inc ‘A’	12,210	343,101
First Merchants Corp	25,809	643,418
First Mid-Illinois Bancshares Inc	3,154	78,850
First Midwest Bancorp Inc	50,758	891,310
First NBC Bank Holding Co *	9,540	160,177
First Northwest Bancorp *	6,784	86,428
First Potomac Realty Trust REIT	37,179	342,047
FirstMerit Corp	104,601	2,120,262
Flagstar Bancorp Inc *	13,646	333,099
Flushing Financial Corp	18,331	364,420
FNB Corp	132,739	1,664,547
FNFV Group *	42,448	486,879
Forestar Group Inc *	21,053	250,320
Four Corners Property Trust Inc REIT	25,386	522,698
Fox Chase Bancorp Inc	7,223	146,916
Franklin Financial Network Inc *	5,950	186,592
Franklin Street Properties Corp REIT	61,549	755,206
FRP Holdings Inc *	4,342	149,799
Fulton Financial Corp	109,519	1,478,506
GAIN Capital Holdings Inc	22,855	144,444
GAMCO Investors Inc ‘A’	3,136	102,767
Genworth Financial Inc ‘A’ *	233,145	601,514
German American Bancorp Inc	9,195	293,964
Getty Realty Corp REIT	16,371	351,158
Glacier Bancorp Inc	48,106	1,278,657
Gladstone Commercial Corp REIT	14,210	240,007
Global Indemnity PLC *	5,427	149,405
Global Net Lease Inc REIT	106,934	850,125
Government Properties Income Trust REIT	31,043	715,852
Gramercy Property Trust REIT	267,364	2,465,096
Great Ajax Corp REIT	8,324	115,454
Great Southern Bancorp Inc	6,979	258,014
Great Western Bancorp Inc	37,336	1,177,577
Green Bancorp Inc *	12,461	108,660
Green Dot Corp ‘A’ *	27,121	623,512
Greene County Bancorp Inc	1,333	21,688
Greenhill & Co Inc	18,273	294,195
Greenlight Capital Re Ltd ‘A’ *	18,334	369,613
Guaranty Bancorp	9,174	153,206
Hallmark Financial Services Inc *	9,278	107,532
Hampton Roads Bankshares Inc *	15,696	28,096
Hancock Holding Co	48,345	1,262,288
Hanmi Financial Corp	19,777	464,562
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	23,705	512,028
Hatteras Financial Corp REIT	60,859	998,088
HCI Group Inc	5,468	149,167
Healthcare Realty Trust Inc REIT	66,239	2,317,703
Heartland Financial USA Inc	13,815	487,531
Hennessy Advisors Inc	1,790	59,911
Heritage Commerce Corp	16,682	175,661
Heritage Financial Corp	18,643	327,744
Heritage Insurance Holdings Inc	17,258	206,578
Heritage Oaks Bancorp	14,375	114,138
Hersha Hospitality Trust REIT	26,648	457,013
HFF Inc ‘A’	22,744	656,847
Hilltop Holdings Inc *	47,295	992,722
Hingham Institution for Savings	842	103,499
Home Bancorp Inc	3,309	90,898
Home BancShares Inc	76,494	1,513,816
HomeStreet Inc *	15,424	307,246
HomeTrust Bancshares Inc *	12,052	222,962
Horace Mann Educators Corp	25,764	870,566
Horizon Bancorp	7,061	177,514
Houlihan Lokey Inc	7,624	170,549

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Hudson Pacific Properties Inc REIT	50,073	$1,461,130
IBERIABANK Corp	25,867	1,545,036
Impac Mortgage Holdings Inc *	5,967	93,563
Independence Holding Co	4,828	86,759
Independence Realty Trust Inc REIT	26,507	216,827
Independent Bank Corp MA	16,201	740,386
Independent Bank Corp MI	13,237	192,069
Independent Bank Group Inc	6,988	299,855
Infinity Property & Casualty Corp	5,242	422,820
InfraREIT Inc	25,015	438,763
International Bancshares Corp	34,505	900,235
INTL. FCStone Inc *	9,481	258,736
Invesco Mortgage Capital Inc REIT	71,425	977,808
Investment Technology Group Inc	21,222	354,832
Investors Bancorp Inc	188,827	2,092,203
Investors Real Estate Trust REIT	76,588	495,524
Investors Title Co	915	87,154
iStar Inc REIT *	48,221	462,439
James River Group Holdings Ltd	9,176	311,617
Janus Capital Group Inc	91,305	1,270,966
KCG Holdings Inc ‘A’ *	33,378	443,927
Kearny Financial Corp	58,125	731,212
Kemper Corp	25,460	788,751
Kennedy-Wilson Holdings Inc	52,666	998,547
Kite Realty Group Trust REIT	52,450	1,470,173
Ladder Capital Corp REIT	24,901	303,792
Ladenburg Thalmann Financial Services Inc *	65,029	153,468
Lake Sunapee Bank Group	4,670	79,904
Lakeland Bancorp Inc	24,608	280,039
Lakeland Financial Corp	10,269	482,746
LaSalle Hotel Properties REIT	67,839	1,599,644
LCNB Corp	4,829	76,298
LegacyTexas Financial Group Inc	28,188	758,539
LendingClub Corp *	207,827	893,656
LendingTree Inc *	3,883	342,985
Lexington Realty Trust REIT	145,359	1,469,579
Live Oak Bancshares Inc	11,980	169,038
LTC Properties Inc REIT	24,141	1,248,814
Macatawa Bank Corp	15,291	113,459
Mack-Cali Realty Corp REIT	56,607	1,528,389
Maiden Holdings Ltd	37,759	462,170
MainSource Financial Group Inc	14,492	319,549
Manning & Napier Inc	8,865	84,218
Marcus & Millichap Inc *	9,248	234,992
Marlin Business Services Corp	5,565	90,710
MB Financial Inc	44,493	1,614,206
MBIA Inc *	83,685	571,569
MBT Financial Corp	10,662	85,296
Medical Properties Trust Inc REIT	150,451	2,288,360
Medley Management Inc ‘A’	3,578	21,039
Mercantile Bank Corp	10,360	247,190
Merchants Bancshares Inc	3,211	97,871
Meridian Bancorp Inc	31,354	463,412
Meta Financial Group Inc	5,224	266,215
MGIC Investment Corp *	216,507	1,288,217
Middleburg Financial Corp	2,749	74,773
Midland States Bancorp Inc *	2,331	50,559
MidWestOne Financial Group Inc	4,848	138,459
Moelis & Co ‘A’	11,607	261,157
Monmouth Real Estate Investment Corp REIT	39,892	528,968
Monogram Residential Trust Inc REIT	107,433	1,096,891
MutualFirst Financial Inc	2,965	81,093
National Bank Holdings Corp ‘A’	16,918	344,450
National Bankshares Inc	4,204	146,804
National Commerce Corp *	5,294	123,456
National General Holdings Corp	31,043	664,941
National Health Investors Inc REIT	23,822	1,788,794
National Interstate Corp	4,551	137,668
National Storage Affiliates Trust REIT	14,412	300,058

	Shares	Value
National Western Life Group Inc ‘A’	1,409	$275,135
Nationstar Mortgage Holdings Inc *	23,266	261,975
NBT Bancorp Inc	27,232	779,652
Nelnet Inc ‘A’	13,026	452,653
New Residential Investment Corp REIT	144,096	1,994,289
New Senior Investment Group Inc REIT	49,366	527,229
New York Mortgage Trust Inc REIT	69,484	423,852
New York REIT Inc	104,685	968,336
NewStar Financial Inc *	14,885	125,332
NexPoint Residential Trust Inc REIT	12,617	229,629
Nicolet Bankshares Inc *	4,851	184,726
NMI Holdings Inc ‘A’ *	31,673	173,568
Northfield Bancorp Inc	27,231	403,836
Northrim BanCorp Inc	3,950	103,846
NorthStar Realty Europe Corp REIT	36,736	339,808
Northwest Bancshares Inc	61,230	908,041
OceanFirst Financial Corp	12,800	232,576
Ocwen Financial Corp *	67,968	116,225
OFG Bancorp	27,686	229,794
Old Line Bancshares Inc	4,900	88,200
Old National Bancorp	82,719	1,036,469
Old Second Bancorp Inc	17,860	121,984
OM Asset Management PLC	25,270	337,354
On Deck Capital Inc *	29,447	151,652
One Liberty Properties Inc REIT	8,197	195,498
OneBeacon Insurance Group Ltd ‘A’	14,749	203,536
Oppenheimer Holdings Inc ‘A’	6,588	101,850
Opus Bank	10,861	367,102
Orchid Island Capital Inc REIT	13,585	139,790
Oritani Financial Corp	25,011	399,926
Orrstown Financial Services Inc	3,935	71,027
Owens Realty Mortgage Inc REIT	6,210	103,334
Pacific Continental Corp	11,912	187,138
Pacific Mercantile Bancorp *	8,864	62,934
Pacific Premier Bancorp Inc *	16,984	407,616
Park National Corp	8,417	772,512
Park Sterling Corp	32,452	230,085
Parkway Properties Inc/Md REIT	51,543	862,314
Patriot National Inc *	7,005	57,301
Peapack Gladstone Financial Corp	10,140	187,691
Pebblebrook Hotel Trust REIT	44,975	1,180,594
Penns Woods Bancorp Inc	2,935	123,241
Pennsylvania REIT	43,406	931,059
PennyMac Financial Services Inc ‘A’ *	6,320	78,937
PennyMac Mortgage Investment Trust REIT	42,932	696,786
People’s Utah Bancorp	7,916	131,406
Peoples Bancorp Inc	11,369	247,731
Peoples Financial Services Corp	4,607	180,318
PHH Corp *	33,093	440,799
Physicians Realty Trust REIT	86,033	1,807,553
PICO Holdings Inc *	14,496	137,132
Pinnacle Financial Partners Inc	25,334	1,237,566
Piper Jaffray Cos *	9,742	367,273
PJT Partners Inc ‘A’	11,039	253,897
Potlatch Corp REIT	26,083	889,430
PRA Group Inc *	29,207	705,057
Preferred Apartment Communities Inc ‘A’ REIT	14,295	210,422
Preferred Bank	7,766	224,243
Premier Financial Bancorp Inc	4,878	82,194
Primerica Inc	29,985	1,716,341
PrivateBancorp Inc	49,720	2,189,172
Prosperity Bancshares Inc	42,430	2,163,506
Provident Bancorp Inc *	2,467	38,041
Provident Financial Holdings Inc	3,806	69,650
Provident Financial Services Inc	39,026	766,471
PS Business Parks Inc REIT	12,584	1,334,911
Pzena Investment Management Inc ‘A’	8,622	65,613
QCR Holdings Inc	7,933	215,698
QTS Realty Trust Inc ‘A’ REIT	29,802	1,668,316
Radian Group Inc	136,432	1,421,621

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
RAIT Financial Trust REIT	56,362	$176,413
Ramco-Gershenson Properties Trust REIT	49,961	979,735
RE/MAX Holdings Inc ‘A’	11,227	451,999
Redwood Trust Inc REIT	48,768	673,486
Regional Management Corp *	6,826	100,069
Renasant Corp	25,817	834,664
Republic Bancorp Inc ‘A’	6,141	169,676
Republic First Bancorp Inc *	19,758	85,157
Resource America Inc ‘A’	7,411	72,035
Resource Capital Corp REIT	20,508	263,733
Retail Opportunity Investments Corp REIT	63,425	1,374,420
Rexford Industrial Realty Inc REIT	41,261	870,194
RLI Corp	24,368	1,676,031
RLJ Lodging Trust REIT	78,105	1,675,352
Rouse Properties Inc REIT	24,390	445,117
Ryman Hospitality Properties Inc REIT	27,378	1,386,696
S&T Bancorp Inc	21,519	526,140
Sabra Health Care REIT Inc	40,746	840,794
Safeguard Scientifics Inc *	13,000	162,370
Safety Insurance Group Inc	9,357	576,204
Sandy Spring Bancorp Inc	15,258	443,397
Saul Centers Inc REIT	6,459	398,585
Seacoast Banking Corp of Florida *	18,690	303,526
Select Income REIT	40,701	1,057,819
Selective Insurance Group Inc	35,312	1,349,272
Seritage Growth Properties REIT	15,761	785,528
ServisFirst Bancshares Inc	14,630	722,576
Shore Bancshares Inc	7,305	85,834
SI Financial Group Inc	6,151	81,439
Sierra Bancorp	7,277	121,453
Silver Bay Realty Trust Corp REIT	21,887	372,736
Silvercrest Asset Management Group Inc ‘A’	4,048	49,548
Simmons First National Corp ‘A’	18,505	854,653
South State Corp	15,007	1,021,226
Southern First Bancshares Inc *	3,449	83,121
Southern Missouri Bancorp Inc	3,412	80,284
Southern National Bancorp of Virginia Inc	6,423	78,039
Southside Bancshares Inc	15,785	488,081
Southwest Bancorp Inc	11,919	201,789
STAG Industrial Inc REIT	43,676	1,039,926
State Auto Financial Corp	9,660	211,651
State Bank Financial Corp	22,123	450,203
State National Cos Inc	19,675	207,178
Sterling Bancorp	80,128	1,258,010
Stewart Information Services Corp	14,468	599,120
Stifel Financial Corp *	40,711	1,280,361
Stock Yards Bancorp Inc	13,681	386,215
Stonegate Bank	7,515	242,509
Stratus Properties Inc *	3,671	68,758
Suffolk Bancorp	7,257	227,217
Summit Financial Group Inc	4,799	83,983
Summit Hotel Properties Inc REIT	55,038	728,703
Sun Bancorp Inc *	5,897	121,832
Sunstone Hotel Investors Inc REIT	137,673	1,661,713
Talmer Bancorp Inc ‘A’	37,142	712,012
Tejon Ranch Co *	8,542	201,933
Terreno Realty Corp REIT	27,336	707,182
Territorial Bancorp Inc	5,320	140,820
Texas Capital Bancshares Inc *	29,238	1,367,169
The Bancorp Inc *	20,842	125,469
The First of Long Island Corp	8,946	256,482
The GEO Group Inc REIT	47,342	1,618,150
The Navigators Group Inc	7,260	667,702
The RMR Group Inc ‘A’	4,567	141,440
The St Joe Co *	25,120	445,126
Third Point Reinsurance Ltd * (Bermuda)	43,153	505,753
Tier REIT Inc	29,740	455,914
Tiptree Financial Inc ‘A’	19,163	105,013
Tompkins Financial Corp	9,281	603,265
Towne Bank	35,210	762,296

	Shares	Value
TriCo Bancshares	13,151	$362,968
Trinity Place Holdings Inc *	8,698	66,888
TriState Capital Holdings Inc *	13,152	180,577
Triumph Bancorp Inc *	9,243	147,888
Trupanion Inc *	10,249	135,799
TrustCo Bank Corp	58,344	373,985
Trustmark Corp	42,691	1,060,871
UMB Financial Corp	28,304	1,506,056
UMH Properties Inc REIT	15,693	176,546
Umpqua Holdings Corp	139,658	2,160,509
Union Bankshares Corp	27,917	689,829
Union Bankshares Inc	2,191	79,665
United Bankshares Inc	41,700	1,564,167
United Community Banks Inc	43,921	803,315
United Community Financial Corp	30,480	185,318
United Development Funding IV REIT +	13,844	44,301
United Financial Bancorp Inc	30,743	399,044
United Fire Group Inc	13,835	587,019
United Insurance Holdings Corp	10,778	176,544
Universal Health Realty Income Trust REIT	4,266	243,930
Universal Insurance Holdings Inc	19,859	368,980
Univest Corp of Pennsylvania	12,128	254,931
Urban Edge Properties REIT	57,262	1,709,843
Urstadt Biddle Properties Inc ‘A’ REIT	8,855	219,427
Valley National Bancorp	156,206	1,424,599
Veritex Holdings Inc *	4,898	78,466
Virtu Financial Inc ‘A’	16,058	289,044
Virtus Investment Partners Inc	4,038	287,425
Waddell & Reed Financial Inc ‘A’	19,771	340,457
Walker & Dunlop Inc *	17,547	399,721
Walter Investment Management Corp *	12,425	34,293
Washington Federal Inc	57,722	1,400,336
Washington REIT	46,870	1,474,530
Washington Trust Bancorp Inc	9,186	348,333
WashingtonFirst Bankshares Inc	4,845	104,700
Waterstone Financial Inc	16,753	256,823
Webster Financial Corp	58,057	1,971,035
WesBanco Inc	22,678	704,152
West BanCorp Inc	9,736	180,992
Westamerica BanCorp	15,842	780,377
Western Asset Mortgage Capital Corp REIT	27,353	256,845
Westfield Financial Inc	8,749	67,367
Westwood Holdings Group Inc	5,121	265,268
Whitestone REIT	17,074	257,476
Wilshire Bancorp Inc	45,330	472,339
Wintrust Financial Corp	30,629	1,562,079
WisdomTree Investments Inc	70,828	693,406
WMIH Corp *	125,253	278,062
World Acceptance Corp *	3,950	180,120
WP Glimcher Inc REIT	117,002	1,309,252
WSFS Financial Corp	18,379	591,620
Xenia Hotels & Resorts Inc REIT	66,387	1,113,974
Yadkin Financial Corp	31,630	793,597
Your Community Bankshares Inc	3,097	115,085

		265,601,599

Health Care - 13.2%

AAC Holdings Inc *	6,373	145,432
Abaxis Inc	14,040	663,109
Accelerate Diagnostics Inc *	15,246	219,390
Acceleron Pharma Inc *	17,335	589,043
Accuray Inc *	49,355	256,152
AcelRx Pharmaceuticals Inc *	21,385	57,526
Aceto Corp	18,003	394,086
Achillion Pharmaceuticals Inc *	72,886	568,511
Aclaris Therapeutics Inc *	5,554	102,582
Acorda Therapeutics Inc *	27,363	697,893
Adamas Pharmaceuticals Inc *	10,500	158,970
Addus HomeCare Corp *	4,285	74,688
Adeptus Health Inc ‘A’ *	7,900	408,114
Aduro Biotech Inc *	22,152	250,539

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Advaxis Inc *	18,836	$152,383
Adverum Biotechnologies Inc *	19,641	62,066
Aerie Pharmaceuticals Inc *	15,232	268,083
Agenus Inc *	47,448	192,164
Agile Therapeutics Inc *	8,558	65,126
Aimmune Therapeutics Inc *	16,326	176,647
Air Methods Corp *	22,812	817,354
Akebia Therapeutics Inc *	22,400	167,552
Albany Molecular Research Inc *	16,936	227,620
Alder Biopharmaceuticals Inc *	29,579	738,588
Almost Family Inc *	5,276	224,810
AMAG Pharmaceuticals Inc *	21,550	515,476
Amedisys Inc *	17,982	907,731
American Renal Associates Holdings Inc *	5,729	165,969
Amicus Therapeutics Inc *	80,206	437,925
AMN Healthcare Services Inc *	30,148	1,205,016
Amphastar Pharmaceuticals Inc *	22,505	362,781
Ampio Pharmaceuticals Inc *	26,459	34,132
Analogic Corp	7,744	615,183
Anavex Life Sciences Corp *	20,600	125,866
AngioDynamics Inc *	15,884	228,253
ANI Pharmaceuticals Inc *	4,948	276,197
Anika Therapeutics Inc *	9,061	486,123
Anthera Pharmaceuticals Inc *	25,617	79,157
Applied Genetic Technologies Corp *	7,955	112,404
Aratana Therapeutics Inc *	18,685	118,089
Ardelyx Inc *	13,698	119,584
Arena Pharmaceuticals Inc *	150,655	257,620
Argos Therapeutics Inc *	6,384	39,134
ARIAD Pharmaceuticals Inc *	112,051	828,057
Array BioPharma Inc *	87,799	312,564
Arrowhead Pharmaceuticals Inc *	36,834	195,957
Asterias Biotherapeutics Inc *	13,047	31,313
Atara Biotherapeutics Inc *	14,574	328,061
Athersys Inc *	45,932	99,672
AtriCure Inc *	19,761	279,223
Atrion Corp	885	378,656
Avexis Inc *	2,886	109,726
Avinger Inc *	6,415	76,531
AxoGen Inc *	14,616	100,558
Axovant Sciences Ltd *	15,336	196,914
Axsome Therapeutics Inc *	6,123	46,167
Bellicum Pharmaceuticals Inc *	13,018	168,713
Bio-Path Holdings Inc *	50,064	99,627
BioCryst Pharmaceuticals Inc *	44,914	127,556
BioScrip Inc *	43,375	110,606
BioSpecifics Technologies Corp *	3,570	142,586
BioTelemetry Inc *	16,748	272,992
BioTime Inc *	34,928	91,162
Bluebird Bio Inc *	23,375	1,011,904
Blueprint Medicines Corp *	12,505	253,226
Cambrex Corp *	20,222	1,046,084
Cantel Medical Corp	22,719	1,561,477
Capital Senior Living Corp *	18,729	330,941
Cara Therapeutics Inc *	12,990	62,482
Cardiovascular Systems Inc *	19,743	362,778
Castlight Health Inc ‘B’ *	23,286	92,213
Catalent Inc *	63,138	1,451,543
Celator Pharmaceuticals Inc *	20,657	623,428
Celldex Therapeutics Inc *	61,400	269,546
Cellular Biomedicine Group Inc *	7,539	90,393
Cempra Inc *	26,087	430,175
Cepheid *	46,004	1,414,623
Cerus Corp *	63,808	398,162
Chemed Corp	10,327	1,407,673
ChemoCentryx Inc *	13,741	61,697
Chimerix Inc *	28,737	112,936
ChromaDex Corp *	18,415	76,238
Cidara Therapeutics Inc *	6,350	65,469
Civitas Solutions Inc *	9,735	202,780
Clovis Oncology Inc *	19,912	273,193

	Shares	Value
Coherus Biosciences Inc *	18,494	$312,364
Collegium Pharmaceutical Inc *	8,381	99,315
Community Health Systems Inc *	70,074	844,392
Computer Programs & Systems Inc	7,060	281,835
Concert Pharmaceuticals Inc *	9,562	107,381
ConforMIS Inc *	22,037	154,700
CONMED Corp	17,625	841,241
Corcept Therapeutics Inc *	46,948	256,336
Corindus Vascular Robotics Inc *	29,855	42,693
CorVel Corp *	6,205	267,932
Corvus Pharmaceuticals Inc *	1,893	26,994
Cotiviti Holdings Inc *	8,404	177,577
Cross Country Healthcare Inc *	19,926	277,370
CryoLife Inc	19,735	233,070
Curis Inc *	68,343	106,615
Cutera Inc *	9,053	101,484
Cynosure Inc ‘A’ *	15,042	731,718
Cytokinetics Inc *	21,403	203,114
CytomX Therapeutics Inc *	12,439	127,064
CytRx Corp *	40,726	90,819
Depomed Inc *	38,743	760,138
Dermira Inc *	13,296	388,908
Dimension Therapeutics Inc *	7,065	42,390
Diplomat Pharmacy Inc *	28,930	1,012,550
Durect Corp *	71,305	86,992
Dynavax Technologies Corp *	24,471	356,787
Eagle Pharmaceuticals Inc *	5,363	208,031
Edge Therapeutics Inc *	9,900	100,089
Editas Medicine Inc *	4,234	103,310
Egalet Corp *	12,605	62,521
Eiger BioPharmaceuticals Inc *	1,995	39,541
Emergent BioSolutions Inc *	20,658	580,903
Enanta Pharmaceuticals Inc *	9,982	220,103
Endocyte Inc *	24,600	78,966
Endologix Inc *	51,229	638,313
Entellus Medical Inc *	4,152	75,857
Enzo Biochem Inc *	24,487	146,187
Epizyme Inc *	24,913	255,109
Esperion Therapeutics Inc *	8,261	81,619
Evolent Health Inc ‘A’ *	9,950	191,040
Exact Sciences Corp *	61,667	755,421
Exactech Inc *	6,355	169,933
ExamWorks Group Inc *	25,830	900,176
Exelixis Inc *	143,969	1,124,398
FibroGen Inc *	33,062	542,547
Five Prime Therapeutics Inc *	17,116	707,747
Flex Pharma Inc *	6,365	64,987
Flexion Therapeutics Inc *	11,603	173,639
Fluidigm Corp *	18,198	164,328
Fortress Biotech Inc *	19,421	52,242
Foundation Medicine Inc *	8,429	157,285
Galena Biopharma Inc *	111,620	52,026
Genesis Healthcare Inc *	29,066	51,447
GenMark Diagnostics Inc *	26,059	226,713
Genomic Health Inc *	11,838	306,545
Geron Corp *	97,935	262,466
Glaukos Corp *	10,526	306,938
Global Blood Therapeutics Inc *	8,799	145,975
Globus Medical Inc ‘A’ *	44,407	1,058,219
GlycoMimetics Inc *	5,908	42,951
Haemonetics Corp *	32,258	935,159
Halozyme Therapeutics Inc *	68,881	594,443
Halyard Health Inc *	28,995	942,917
HealthEquity Inc *	27,438	833,704
HealthSouth Corp	57,050	2,214,681
HealthStream Inc *	16,504	437,686
Healthways Inc *	21,278	245,761
HeartWare International Inc *	10,824	625,086
Heron Therapeutics Inc *	20,021	361,379
Heska Corp *	3,624	134,704
HMS Holdings Corp *	53,581	943,561

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Horizon Pharma PLC *	101,967	$1,679,396
ICU Medical Inc *	9,330	1,051,957
Idera Pharmaceuticals Inc *	56,210	86,001
Ignyta Inc *	18,130	98,265
Immune Design Corp *	7,198	58,736
ImmunoGen Inc *	53,425	164,549
Immunomedics Inc *	60,001	139,202
Impax Laboratories Inc *	46,387	1,336,873
Imprivata Inc *	9,963	139,482
INC Research Holdings Inc ‘A’ *	26,352	1,004,802
Infinity Pharmaceuticals Inc *	30,475	40,532
Innoviva Inc	53,064	558,764
Inogen Inc *	10,359	519,089
Inotek Pharmaceuticals Corp *	10,498	78,105
Inovio Pharmaceuticals Inc *	42,161	389,568
Insmed Inc *	40,030	394,696
Insulet Corp *	36,567	1,105,786
Insys Therapeutics Inc *	14,684	190,011
Integer Holdings Corp *	19,359	598,774
Integra LifeSciences Holdings Corp *	19,177	1,529,941
Intellia Therapeutics Inc *	4,415	94,260
Intersect ENT Inc *	16,035	207,333
Intra-Cellular Therapies Inc *	21,731	843,597
Invacare Corp	20,298	246,215
Invitae Corp *	13,474	99,573
InVivo Therapeutics Holdings Corp *	19,754	114,178
iRadimed Corp *	2,529	55,031
IRIDEX Corp *	4,561	67,457
Ironwood Pharmaceuticals Inc *	81,884	1,070,633
K2M Group Holdings Inc *	16,082	249,593
Karyopharm Therapeutics Inc *	14,294	95,913
Keryx Biopharmaceuticals Inc *	50,334	333,211
Kindred Healthcare Inc	53,917	608,723
Kite Pharma Inc *	24,816	1,240,800
La Jolla Pharmaceutical Co *	8,502	136,032
Landauer Inc	6,123	252,023
Lannett Co Inc *	17,570	417,990
LDR Holding Corp *	17,365	641,637
LeMaitre Vascular Inc	8,541	121,880
Lexicon Pharmaceuticals Inc *	25,671	368,379
LHC Group Inc *	9,618	416,267
Ligand Pharmaceuticals Inc *	12,093	1,442,332
Lion Biotechnologies Inc *	27,817	225,318
Lipocine Inc *	10,199	31,005
Loxo Oncology Inc *	8,383	194,318
Luminex Corp *	25,663	519,162
MacroGenics Inc *	19,537	527,304
Magellan Health Inc *	11,306	743,596
MannKind Corp *	202,583	234,996
Masimo Corp	25,984	1,364,550
Medgenics Inc * (Israel)	14,293	79,326
MediciNova Inc *	18,068	136,413
Medidata Solutions Inc *	34,886	1,635,107
Meridian Bioscience Inc	26,865	523,868
Merit Medical Systems Inc *	27,389	543,124
Merrimack Pharmaceuticals Inc *	77,130	415,731
MiMedx Group Inc *	67,372	537,629
Minerva Neurosciences Inc *	9,994	102,039
Mirati Therapeutics Inc *	7,087	38,695
Molina Healthcare Inc *	27,481	1,371,302
Momenta Pharmaceuticals Inc *	40,896	441,677
MyoKardia Inc *	6,913	85,721
Myriad Genetics Inc *	43,115	1,319,319
NanoString Technologies Inc *	9,679	121,955
NantKwest Inc *	9,816	61,056
Natera Inc *	16,247	196,020
National HealthCare Corp	7,205	466,452
National Research Corp ‘A’	6,581	90,160
National Research Corp ‘B’	358	11,882
Natus Medical Inc *	20,489	774,484
Nektar Therapeutics *	81,800	1,164,014

	Shares	Value
Neogen Corp *	23,098	$1,299,262
NeoGenomics Inc *	33,404	268,568
Neos Therapeutics Inc *	8,356	77,544
Nevro Corp *	15,229	1,123,291
NewLink Genetics Corp *	13,019	146,594
Nobilis Health Corp *	35,350	78,831
Novavax Inc *	170,665	1,240,735
Novocure Ltd *	31,557	368,270
NuVasive Inc *	31,405	1,875,507
NxStage Medical Inc *	40,303	873,769
Ocular Therapeutix Inc *	9,624	47,639
Omeros Corp *	23,546	247,704
Omnicell Inc *	22,447	768,361
OncoMed Pharmaceuticals Inc *	10,472	128,910
Ophthotech Corp *	19,302	984,981
OraSure Technologies Inc *	35,054	207,169
Organovo Holdings Inc *	56,385	209,752
Orthofix International NV *	11,243	476,703
Osiris Therapeutics Inc *	13,806	70,273
Otonomy Inc *	15,019	238,502
OvaScience Inc *	19,359	100,860
Owens & Minor Inc	39,260	1,467,539
Oxford Immunotec Global PLC *	14,626	131,634
Pacific Biosciences of California Inc *	47,949	337,321
Pacira Pharmaceuticals Inc *	23,173	781,625
Paratek Pharmaceuticals Inc *	8,990	125,051
PAREXEL International Corp *	33,469	2,104,531
PDL BioPharma Inc	101,729	319,429
Penumbra Inc *	16,083	956,938
Pfenex Inc *	10,924	91,434
PharmAthene Inc *	38,209	93,230
PharMerica Corp *	18,891	465,852
Phibro Animal Health Corp ‘A’	11,053	206,249
Portola Pharmaceuticals Inc *	30,975	731,010
PRA Health Sciences Inc *	15,536	648,783
Press Ganey Holdings Inc *	14,200	558,770
Prestige Brands Holdings Inc *	33,768	1,870,747
Progenics Pharmaceuticals Inc *	43,132	182,017
Proteostasis Therapeutics Inc *	3,839	46,567
Prothena Corp PLC * (Ireland)	22,004	769,260
PTC Therapeutics Inc *	21,248	149,161
Puma Biotechnology Inc *	15,546	463,115
Quality Systems Inc	32,631	388,635
Quidel Corp *	16,822	300,441
Quorum Health Corp *	19,038	203,897
Radius Health Inc *	20,464	752,052
RadNet Inc *	22,350	119,349
Raptor Pharmaceutical Corp *	53,755	288,664
Reata Pharmaceuticals Inc ‘A’ *	3,564	70,389
REGENXBIO Inc *	12,367	98,936
Regulus Therapeutics Inc *	24,052	69,510
Relypsa Inc *	23,801	440,319
Repligen Corp *	21,379	584,929
Retrophin Inc *	22,939	408,544
Revance Therapeutics Inc *	12,814	174,270
Rigel Pharmaceuticals Inc *	55,362	123,457
Rockwell Medical Inc *	31,209	236,252
RTI Surgical Inc *	35,711	128,202
Sage Therapeutics Inc *	16,710	503,472
Sagent Pharmaceuticals Inc *	16,381	245,387
Sangamo BioSciences Inc *	43,178	250,001
Sarepta Therapeutics Inc *	27,756	529,307
SciClone Pharmaceuticals Inc *	32,065	418,769
Second Sight Medical Products Inc *	6,624	23,712
Select Medical Holdings Corp *	67,902	738,095
Senseonics Holdings Inc *	16,847	66,209
Seres Therapeutics Inc *	11,200	325,360
Sorrento Therapeutics Inc *	17,483	97,905
Spark Therapeutics Inc *	10,837	554,096
Spectrum Pharmaceuticals Inc *	41,698	273,956
STAAR Surgical Co *	24,023	132,367

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Stemline Therapeutics Inc *	11,321	$76,643
Sucampo Pharmaceuticals Inc ‘A’ *	14,887	163,310
Supernus Pharmaceuticals Inc *	29,646	603,889
Surgery Partners Inc *	11,983	214,496
Surgical Care Affiliates Inc *	17,139	817,016
SurModics Inc *	8,093	190,024
Symmetry Surgical Inc *	5,947	78,084
Syndax Pharmaceuticals Inc *	2,803	27,610
Synergy Pharmaceuticals Inc *	114,351	434,534
Synthetic Biologics Inc *	45,578	82,040
T2 Biosystems Inc *	9,403	74,190
Tandem Diabetes Care Inc *	11,608	87,524
Team Health Holdings Inc *	43,054	1,751,006
Teladoc Inc *	12,943	207,347
Teligent Inc *	26,169	186,847
TESARO Inc *	15,550	1,306,977
Tetraphase Pharmaceuticals Inc *	22,619	97,262
TG Therapeutics Inc *	23,271	141,022
The Ensign Group Inc	30,745	645,952
The Medicines Co *	42,692	1,435,732
The Providence Service Corp *	7,970	357,694
The Spectranetics Corp *	26,370	493,383
TherapeuticsMD Inc *	95,005	807,543
Theravance Biopharma Inc * (Cayman)	23,031	522,573
Titan Pharmaceuticals Inc *	11,701	64,004
Tobira Therapeutics Inc *	5,173	64,973
Tokai Pharmaceuticals Inc *	4,462	24,586
TransEnterix Inc *	33,923	41,386
Trevena Inc *	28,034	176,614
Triple-S Management Corp ‘B’ *	14,883	363,592
Trovagene Inc *	21,060	95,402
Ultragenyx Pharmaceutical Inc *	22,854	1,117,789
Universal American Corp	36,354	275,563
US Physical Therapy Inc	7,860	473,251
USMD Holdings Inc *	1,354	25,374
Utah Medical Products Inc	2,328	146,664
Vanda Pharmaceuticals Inc *	23,505	263,021
Vascular Solutions Inc *	10,728	446,928
Veracyte Inc *	6,164	31,005
Versartis Inc *	16,876	186,649
Vitae Pharmaceuticals Inc *	16,424	177,215
Vital Therapies Inc *	13,083	81,115
Vocera Communications Inc *	16,147	207,489
Voyager Therapeutics Inc *	7,232	79,480
vTv Therapeutics Inc ‘A’ *	4,823	27,973
WaVe Life Sciences Ltd *	4,483	92,753
Wright Medical Group NV *	65,126	1,131,239
XBiotech Inc *	10,889	227,798
Xencor Inc *	20,288	385,269
XenoPort Inc *	37,111	261,261
Zafgen Inc *	11,322	67,819
Zeltiq Aesthetics Inc *	22,471	614,132
ZIOPHARM Oncology Inc *	76,643	420,770
Zogenix Inc *	15,389	123,881

		140,230,574

Industrials - 13.5%

AAON Inc	25,322	696,608
AAR Corp	21,024	490,700
ABM Industries Inc	34,792	1,269,212
Acacia Research Corp	23,460	103,224
ACCO Brands Corp *	68,103	703,504
Actuant Corp ‘A’	37,017	836,954
Advanced Drainage Systems Inc	22,067	603,974
Aegion Corp *	22,780	444,438
Aerojet Rocketdyne Holdings Inc *	38,883	710,781
Aerovironment Inc *	12,951	360,038
Air Transport Services Group Inc *	32,603	422,535
Aircastle Ltd	30,595	598,438
Alamo Group Inc	6,033	397,997
Albany International Corp ‘A’	18,090	722,334

	Shares	Value
Allegiant Travel Co	8,309	$1,258,813
Allied Motion Technologies Inc	4,032	93,784
Altra Industrial Motion Corp	16,388	442,148
Ameresco Inc ‘A’ *	14,564	63,645
American Railcar Industries Inc	5,438	214,638
American Science & Engineering Inc	4,541	169,879
American Superconductor Corp *	6,962	58,759
American Woodmark Corp *	8,803	584,343
Apogee Enterprises Inc	18,153	841,392
Applied Industrial Technologies Inc	23,066	1,041,199
Aqua Metals Inc *	6,349	74,696
ARC Document Solutions Inc *	25,730	100,090
ArcBest Corp	16,187	263,039
Argan Inc	8,524	355,621
Armstrong Flooring Inc *	14,643	248,199
Astec Industries Inc	12,315	691,487
Astronics Corp *	12,389	412,058
Atlas Air Worldwide Holdings Inc *	15,573	645,034
AZZ Inc	16,487	988,890
Babcock & Wilcox Enterprises Inc *	28,869	424,086
Barnes Group Inc	32,041	1,061,198
Barrett Business Services Inc	4,443	183,585
Beacon Roofing Supply Inc *	37,879	1,722,358
Blue Bird Corp *	4,271	50,825
BMC Stock Holdings Inc *	34,941	622,649
Brady Corp ‘A’	29,666	906,593
Briggs & Stratton Corp	27,739	587,512
Builders FirstSource Inc *	53,101	597,386
Caesarstone Ltd * (Israel)	14,990	521,052
CAI International Inc *	10,474	78,555
Casella Waste Systems Inc ‘A’ *	24,643	193,448
CBIZ Inc *	31,532	328,248
CEB Inc	20,551	1,267,586
CECO Environmental Corp	18,005	157,364
Celadon Group Inc	17,286	141,227
Chart Industries Inc *	18,987	458,156
CIRCOR International Inc	10,644	606,602
CLARCOR Inc	30,241	1,839,560
Columbus McKinnon Corp	12,499	176,861
Comfort Systems USA Inc	23,741	773,244
Continental Building Products Inc *	22,317	496,107
Costamare Inc (Greece)	15,823	121,362
Covenant Transportation Group Inc ‘A’ *	7,299	131,893
CRA International Inc *	5,971	150,589
CSW Industrials Inc *	9,022	294,207
Cubic Corp	16,005	642,761
Curtiss-Wright Corp	28,076	2,365,403
Deluxe Corp	31,063	2,061,651
DigitalGlobe Inc *	39,951	854,552
Douglas Dynamics Inc	13,890	357,390
Ducommun Inc *	6,928	137,036
DXP Enterprises Inc *	7,897	117,902
Dycom Industries Inc *	19,245	1,727,431
Dynamic Materials Corp	8,376	90,042
Echo Global Logistics Inc *	18,618	417,416
EMCOR Group Inc	38,434	1,893,259
Encore Wire Corp	12,886	480,390
Energous Corp *	9,153	118,531
Energy Recovery Inc *	21,675	192,691
EnerSys	27,605	1,641,669
Engility Holdings Inc *	11,120	234,854
Ennis Inc	15,920	305,346
EnPro Industries Inc	13,737	609,785
ESCO Technologies Inc	16,207	647,308
Essendant Inc	23,885	729,926
Esterline Technologies Corp *	18,725	1,161,699
Exponent Inc	16,339	954,361
Federal Signal Corp	38,622	497,451
Forward Air Corp	19,200	854,976
Franklin Covey Co *	7,066	108,322
Franklin Electric Co Inc	29,567	977,189

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
FreightCar America Inc	7,671	$107,778
FTI Consulting Inc *	26,486	1,077,450
FuelCell Energy Inc *	15,069	93,729
G&K Services Inc ‘A’	12,411	950,310
GATX Corp	25,867	1,137,372
Gencor Industries Inc *	3,260	50,595
Generac Holdings Inc *	41,632	1,455,455
General Cable Corp	30,391	386,270
Gibraltar Industries Inc *	20,318	641,439
Global Brass & Copper Holdings Inc	13,655	372,645
GMS Inc *	4,544	101,104
GP Strategies Corp *	8,178	177,381
Graham Corp	6,279	115,659
Granite Construction Inc	25,021	1,139,706
Great Lakes Dredge & Dock Corp *	37,609	163,975
Griffon Corp	20,202	340,606
H&E Equipment Services Inc	19,341	368,059
Hardinge Inc	6,782	68,227
Harsco Corp	49,986	331,907
Hawaiian Holdings Inc *	33,302	1,264,144
HC2 Holdings Inc *	16,622	71,475
Healthcare Services Group Inc	44,206	1,829,244
Heartland Express Inc	29,570	514,222
Heidrick & Struggles International Inc	11,387	192,213
Heritage-Crystal Clean Inc *	8,464	103,345
Herman Miller Inc	37,828	1,130,679
Hill International Inc *	23,866	97,135
Hillenbrand Inc	37,760	1,134,310
HNI Corp	28,626	1,330,823
Hub Group Inc ‘A’ *	21,252	815,439
Hurco Cos Inc	4,058	112,934
Huron Consulting Group Inc *	13,864	837,663
Hyster-Yale Materials Handling Inc	5,908	351,467
ICF International Inc *	11,777	481,679
IDI Inc *	8,996	42,551
IES Holdings Inc *	4,733	58,784
InnerWorkings Inc *	23,079	190,863
Insperity Inc	10,027	774,385
Insteel Industries Inc	11,347	324,411
Interface Inc	41,008	625,372
John Bean Technologies Corp	18,510	1,133,182
Joy Global Inc	62,204	1,314,993
Kadant Inc	6,836	352,122
Kaman Corp	16,948	720,629
Kelly Services Inc ‘A’	18,470	350,376
Kennametal Inc	49,812	1,101,343
Kforce Inc	15,333	258,974
Kimball International Inc ‘B’	22,808	259,555
KLX Inc *	33,382	1,034,842
Knight Transportation Inc	42,147	1,120,267
Knoll Inc	30,266	734,858
Korn/Ferry International	36,256	750,499
Kratos Defense & Security Solutions Inc *	28,148	115,407
Lawson Products Inc *	3,860	76,660
Layne Christensen Co *	10,818	87,626
Lindsay Corp	6,951	471,695
LSI Industries Inc	13,287	147,087
Lydall Inc *	10,496	404,726
Marten Transport Ltd	14,753	292,109
Masonite International Corp *	19,264	1,274,121
MasTec Inc *	42,299	944,114
Matson Inc	27,507	888,201
Matthews International Corp ‘A’	20,601	1,146,240
McGrath RentCorp	14,869	454,843
Mercury Systems Inc *	24,720	614,539
Meritor Inc *	56,834	409,205
Milacron Holdings Corp *	9,216	133,724
Miller Industries Inc	6,869	141,433
Mistras Group Inc *	11,152	266,198
Mobile Mini Inc	28,438	985,092
Moog Inc ‘A’ *	20,362	1,097,919

	Shares	Value
MRC Global Inc *	59,465	$844,998
MSA Safety Inc	19,652	1,032,320
Mueller Industries Inc	36,624	1,167,573
Mueller Water Products Inc ‘A’	99,815	1,139,887
Multi-Color Corp	8,693	551,136
MYR Group Inc *	11,000	264,880
National Presto Industries Inc	2,968	280,031
Navigant Consulting Inc *	30,523	492,946
Navistar International Corp *	31,798	371,719
NCI Building Systems Inc *	16,940	270,871
Neff Corp ‘A’ *	5,503	60,148
NL Industries Inc *	3,396	8,728
NN Inc	16,696	233,577
Nortek Inc *	6,397	379,406
NOW Inc *	67,344	1,221,620
NV5 Global Inc *	4,683	133,184
Omega Flex Inc	1,397	53,142
On Assignment Inc *	32,117	1,186,723
Orion Group Holdings Inc *	17,506	92,957
PAM Transportation Services Inc *	1,488	23,644
Park-Ohio Holdings Corp	5,468	154,635
Patrick Industries Inc *	9,235	556,778
PGT Inc *	29,666	305,560
Plug Power Inc *	107,103	199,212
Ply Gem Holdings Inc *	13,576	197,802
Powell Industries Inc	5,638	221,799
Power Solutions International Inc *	3,220	57,477
Preformed Line Products Co	1,811	73,146
Primoris Services Corp	25,436	481,503
Proto Labs Inc *	15,668	901,850
Quad/Graphics Inc	17,861	415,983
Quanex Building Products Corp	22,080	410,467
Radiant Logistics Inc *	20,948	62,844
Raven Industries Inc	23,305	441,397
RBC Bearings Inc *	14,516	1,052,410
Resources Connection Inc	23,722	350,611
Rexnord Corp *	52,880	1,038,034
Roadrunner Transportation Systems Inc *	17,679	131,885
RPX Corp *	34,306	314,586
Rush Enterprises Inc ‘A’ *	19,712	424,794
Rush Enterprises Inc ‘B’ *	3,115	64,761
Saia Inc *	16,280	409,279
Scorpio Bulkers Inc *	27,887	77,805
Simpson Manufacturing Co Inc	26,108	1,043,537
SiteOne Landscape Supply Inc *	7,346	249,690
SkyWest Inc	31,970	845,926
SP Plus Corp *	10,403	234,900
Sparton Corp *	6,162	134,147
SPX Corp *	29,455	437,407
SPX FLOW Inc *	20,612	537,355
Standex International Corp	7,950	656,908
Steelcase Inc ‘A’	54,259	736,295
Sun Hydraulics Corp	14,670	435,552
Sunrun Inc *	39,584	234,733
Supreme Industries Inc ‘A’	7,929	108,627
Swift Transportation Co *	47,481	731,682
TAL International Group Inc	20,771	278,539
TASER International Inc *	33,171	825,294
Team Inc *	18,007	447,114
Teledyne Technologies Inc *	21,775	2,156,814
Tennant Co	11,434	615,950
Tetra Tech Inc	36,754	1,130,002
Textainer Group Holdings Ltd	13,733	152,986
The Advisory Board Co *	26,536	939,109
The Brink’s Co	28,598	814,757
The ExOne Co *	7,723	81,632
The Gorman-Rupp Co	11,721	321,273
The Greenbrier Cos Inc	17,147	499,492
The KEYW Holding Corp *	22,653	225,171
The Manitowoc Co Inc	80,292	437,591
Thermon Group Holdings Inc *	19,956	383,355

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Titan International Inc	26,971	$167,220
Titan Machinery Inc *	10,859	121,078
TRC Cos Inc *	11,831	74,772
Trex Co Inc *	18,558	833,625
TriMas Corp *	28,140	506,520
TriNet Group Inc *	26,681	554,698
Triumph Group Inc	31,032	1,101,636
TrueBlue Inc *	26,105	493,907
Tutor Perini Corp *	23,474	552,813
UniFirst Corp	9,595	1,110,333
Univar Inc *	27,215	514,636
Universal Forest Products Inc	12,474	1,156,215
Universal Logistics Holdings Inc	5,429	70,034
US Ecology Inc	13,852	636,499
USA Truck Inc *	5,837	102,206
Vectrus Inc *	6,841	194,900
Veritiv Corp *	5,186	194,890
Viad Corp	12,754	395,374
Vicor Corp *	10,146	102,170
Virgin America Inc *	12,264	689,359
VSE Corp	2,696	180,093
Wabash National Corp *	42,207	536,029
WageWorks Inc *	23,096	1,381,372
Watts Water Technologies Inc ‘A’	17,524	1,020,948
Werner Enterprises Inc	27,513	631,974
Wesco Aircraft Holdings Inc *	35,071	470,653
West Corp	28,075	551,954
Willis Lease Finance Corp *	2,747	61,066
Woodward Inc	33,679	1,941,258
XPO Logistics Inc *	61,868	1,624,654
YRC Worldwide Inc *	20,477	180,198

		143,428,459

Information Technology - 16.8%

2U Inc *	23,268	684,312
3D Systems Corp *	67,657	926,224
A10 Networks Inc *	27,817	179,976
Acacia Communications Inc *	3,320	132,601
ACI Worldwide Inc *	73,281	1,429,712
Actua Corp *	24,993	225,687
Acxiom Corp *	49,554	1,089,692
ADTRAN Inc	30,935	576,938
Advanced Energy Industries Inc *	25,334	961,679
Advanced Micro Devices Inc *	414,710	2,131,609
Aerohive Networks Inc *	15,161	100,366
Agilysys Inc *	9,287	97,235
Alarm.com Holdings Inc *	6,526	167,261
ALJ Regional Holdings Inc *	13,410	67,050
Alpha & Omega Semiconductor Ltd *	11,749	163,664
Ambarella Inc *	20,267	1,029,766
Amber Road Inc *	12,577	96,969
American Software Inc ‘A’	17,364	181,975
Amkor Technology Inc *	61,356	352,797
Angie’s List Inc *	27,080	176,291
Anixter International Inc *	18,387	979,659
Apigee Corp *	9,553	116,738
Appfolio Inc ‘A’ *	5,250	75,915
Applied Micro Circuits Corp *	50,016	321,103
Applied Optoelectronics Inc *	10,557	117,711
Aspen Technology Inc *	52,543	2,114,330
Autobytel Inc *	5,178	71,819
AVG Technologies NV *	26,882	510,489
Avid Technology Inc *	20,378	118,396
AVX Corp	28,533	387,478
Axcelis Technologies Inc *	69,563	187,124
Badger Meter Inc	8,989	656,467
Bankrate Inc *	30,341	226,951
Barracuda Networks Inc *	13,793	208,826
Bazaarvoice Inc *	50,887	204,057
Bel Fuse Inc ‘B’	6,412	114,005
Belden Inc	26,490	1,599,201

	Shares	Value
Benchmark Electronics Inc *	31,535	$666,965
Benefitfocus Inc *	8,117	309,420
Black Box Corp	9,430	123,344
Blackbaud Inc	29,877	2,028,648
Blackhawk Network Holdings Inc *	34,732	1,163,175
Blucora Inc *	25,377	262,906
Bottomline Technologies de Inc *	25,417	547,228
Box Inc ‘A’ *	30,524	315,618
Brightcove Inc *	19,992	175,930
BroadSoft Inc *	18,701	767,302
Brooks Automation Inc	43,243	485,186
Cabot Microelectronics Corp	15,354	650,088
CACI International Inc ‘A’ *	15,508	1,402,078
CalAmp Corp *	22,490	333,077
Calix Inc *	25,773	178,091
Callidus Software Inc *	35,342	706,133
Carbonite Inc *	11,131	108,305
Cardtronics Inc *	28,819	1,147,284
Care.com Inc *	11,738	137,100
Cass Information Systems Inc	7,322	378,547
Cavium Inc *	35,625	1,375,125
CEVA Inc *	12,758	346,635
ChannelAdvisor Corp *	14,594	211,467
Ciena Corp *	86,994	1,631,138
Cimpress NV * (Netherlands)	16,013	1,480,882
Cirrus Logic Inc *	39,347	1,526,270
Clearfield Inc *	6,864	122,797
Coherent Inc *	15,336	1,407,538
Cohu Inc	15,963	173,199
CommVault Systems Inc *	24,691	1,066,404
comScore Inc *	30,398	725,904
Comtech Telecommunications Corp	9,999	128,387
Control4 Corp *	13,147	107,280
Convergys Corp	56,725	1,418,125
Cornerstone OnDemand Inc *	31,990	1,217,539
CPI Card Group Inc	10,915	54,684
Cray Inc *	25,239	755,151
CSG Systems International Inc	20,503	826,476
CTS Corp	20,537	368,023
Cvent Inc *	19,072	681,252
Daktronics Inc	24,286	151,788
Datalink Corp *	13,257	99,428
Demandware Inc *	23,865	1,787,489
DHI Group Inc *	31,399	195,616
Diebold Inc	37,917	941,479
Digi International Inc *	15,320	164,384
Digimarc Corp *	5,045	161,238
Diodes Inc *	24,265	455,939
DSP Group Inc *	13,760	145,994
DTS Inc *	11,029	291,717
EarthLink Holdings Corp	63,739	407,930
Eastman Kodak Co *	11,202	180,128
Ebix Inc	16,052	768,891
Electro Rent Corp	10,015	154,331
Electro Scientific Industries Inc *	15,957	93,189
Electronics For Imaging Inc *	29,859	1,285,131
Ellie Mae Inc *	18,714	1,715,138
EMCORE Corp *	12,125	72,023
Endurance International Group Holdings Inc *	36,464	327,811
EnerNOC Inc *	16,774	106,012
Entegris Inc *	89,498	1,295,036
Envestnet Inc *	26,160	871,390
EPAM Systems Inc *	30,626	1,969,558
Epiq Systems Inc	15,505	226,373
ePlus Inc *	4,024	329,123
EVERTEC Inc	41,028	637,575
Everyday Health Inc *	17,497	137,876
Exa Corp *	8,536	123,345
Exar Corp *	24,282	195,470
ExlService Holdings Inc *	20,820	1,091,176

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Extreme Networks Inc *	61,624	$208,905
Fabrinet * (Thailand)	21,949	814,747
Fair Isaac Corp	19,683	2,224,376
Fairchild Semiconductor International Inc *	72,232	1,433,805
FARO Technologies Inc *	10,788	364,958
Finisar Corp *	68,018	1,190,995
Five9 Inc *	20,818	247,734
Fleetmatics Group PLC *	24,830	1,075,884
FormFactor Inc *	41,520	373,269
Forrester Research Inc	6,508	239,885
Gigamon Inc *	20,558	768,664
GigPeak Inc *	29,229	57,289
Global Sources Ltd * (Hong Kong)	4,591	42,099
Globant SA *	16,329	642,546
Glu Mobile Inc *	66,087	145,391
Gogo Inc *	34,913	292,920
GrubHub Inc *	51,093	1,587,460
GTT Communications Inc *	16,761	309,743
Guidance Software Inc *	13,593	84,141
Harmonic Inc *	47,372	135,010
Higher One Holdings Inc *	19,168	97,948
Hortonworks Inc *	25,234	269,751
HubSpot Inc *	18,237	791,851
II-VI Inc *	37,641	706,145
Immersion Corp *	17,334	127,232
Imperva Inc *	18,169	781,449
inContact Inc *	38,172	528,682
Infinera Corp *	88,870	1,002,454
Infoblox Inc *	35,874	672,996
Information Services Group Inc *	19,408	72,780
Inphi Corp *	25,464	815,612
Insight Enterprises Inc *	23,142	601,692
Instructure Inc *	6,538	124,222
Integrated Device Technology Inc *	85,306	1,717,210
Interactive Intelligence Group Inc *	11,420	468,106
InterDigital Inc	22,384	1,246,341
Intersil Corp ‘A’	84,652	1,146,188
Intralinks Holdings Inc *	24,827	161,376
InvenSense Inc *	51,502	315,707
Itron Inc *	21,260	916,306
Ixia *	40,411	396,836
IXYS Corp	15,223	156,036
j2 Global Inc	29,880	1,887,520
Jive Software Inc *	36,090	135,698
Kimball Electronics Inc *	17,923	223,141
Knowles Corp *	55,784	763,125
Kopin Corp *	44,204	98,133
KVH Industries Inc *	10,609	81,689
Lattice Semiconductor Corp *	75,734	405,177
Limelight Networks Inc *	44,537	66,360
Lionbridge Technologies Inc *	41,184	162,677
Liquidity Services Inc *	14,937	117,106
Littelfuse Inc	13,996	1,654,187
LivePerson Inc *	35,237	223,403
LogMeIn Inc *	15,945	1,011,391
Lumentum Holdings Inc *	31,845	770,649
MACOM Technology Solutions Holdings Inc *	14,537	479,430
ManTech International Corp ‘A’	15,709	594,114
Marchex Inc ‘B’ *	21,072	67,009
Marketo Inc *	26,267	914,617
MAXIMUS Inc	41,047	2,272,772
MaxLinear Inc ‘A’ *	35,388	636,276
Maxwell Technologies Inc *	19,170	101,218
MeetMe Inc *	25,718	137,077
Mentor Graphics Corp	67,945	1,444,511
Mesa Laboratories Inc	1,938	238,374
Methode Electronics Inc	23,797	814,571
Microsemi Corp *	72,078	2,355,509
MicroStrategy Inc ‘A’ *	6,049	1,058,696
MINDBODY Inc ‘A’ *	8,918	143,937

	Shares	Value
Mitek Systems Inc *	18,672	$132,758
MKS Instruments Inc	33,709	1,451,510
MobileIron Inc *	25,986	79,257
Model N Inc *	14,580	194,643
MoneyGram International Inc *	18,321	125,499
Monolithic Power Systems Inc	24,737	1,690,032
Monotype Imaging Holdings Inc	25,753	634,296
Monster Worldwide Inc *	56,996	136,220
MTS Systems Corp	9,241	405,125
Multi-Fineline Electronix Inc *	5,651	131,103
Nanometrics Inc *	14,823	308,170
NCI Inc ‘A’	3,758	52,800
NeoPhotonics Corp *	18,233	173,761
NETGEAR Inc *	20,525	975,759
NetScout Systems Inc *	60,858	1,354,091
NeuStar Inc ‘A’ *	8,490	199,600
New Relic Inc *	13,828	406,267
NIC Inc	40,526	889,140
Nimble Storage Inc *	39,486	314,309
Novanta Inc *	19,467	294,925
Numerex Corp ‘A’ *	7,751	58,055
NVE Corp	3,001	176,009
Oclaro Inc *	60,338	294,449
OSI Systems Inc *	11,145	647,859
Park City Group Inc *	7,565	67,858
Park Electrochemical Corp	12,616	183,311
Paycom Software Inc *	27,920	1,206,423
Paylocity Holding Corp *	13,686	591,235
PC Connection Inc	6,569	156,342
PDF Solutions Inc *	16,789	234,878
Pegasystems Inc	22,974	619,149
Perficient Inc *	21,896	444,708
PFSweb Inc *	9,493	90,184
Photronics Inc *	41,112	366,308
Planet Payment Inc *	26,815	120,399
Plantronics Inc	20,977	922,988
Plexus Corp *	20,872	901,670
Polycom Inc *	86,099	968,614
Power Integrations Inc	17,388	870,617
Progress Software Corp *	31,497	864,908
Proofpoint Inc *	26,113	1,647,469
PROS Holdings Inc *	15,017	261,746
Pure Storage Inc ‘A’ *	38,317	417,655
Q2 Holdings Inc *	16,142	452,299
QAD Inc ‘A’	6,430	123,906
Qlik Technologies Inc *	59,498	1,759,951
QLogic Corp *	53,056	782,045
Qualys Inc *	17,203	512,821
QuinStreet Inc *	23,923	84,927
Quotient Technology Inc *	40,427	542,126
Radisys Corp *	21,946	98,318
Rambus Inc *	69,120	834,970
Rapid7 Inc *	12,361	155,501
RealNetworks Inc *	14,896	64,202
RealPage Inc *	34,384	767,795
Reis Inc	5,547	138,120
RetailMeNot Inc *	21,800	168,078
Rightside Group Ltd *	6,545	69,639
RingCentral Inc ‘A’ *	37,250	734,570
Rofin-Sinar Technologies Inc *	17,444	557,161
Rogers Corp *	11,576	707,294
Rosetta Stone Inc *	11,718	90,815
Rovi Corp *	37,488	586,312
Rudolph Technologies Inc *	19,823	307,851
Sanmina Corp *	46,580	1,248,810
Sapiens International Corp (Israel)	14,754	172,769
ScanSource Inc *	16,014	594,280
Science Applications International Corp	27,040	1,577,784
SciQuest Inc *	17,299	305,500
SecureWorks Corp ‘A’ *	3,525	49,703
Semtech Corp *	41,203	983,104

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
ServiceSource International Inc *	37,321	$150,404
ShoreTel Inc *	40,028	267,787
Shutterstock Inc *	12,216	559,493
Sigma Designs Inc *	21,903	140,836
Silicom Ltd (Israel)	3,453	103,245
Silicon Graphics International Corp *	21,704	109,171
Silicon Laboratories Inc *	26,485	1,290,879
Silver Spring Networks Inc *	22,514	273,545
Sonus Networks Inc *	30,555	265,523
SPS Commerce Inc *	10,228	619,817
Stamps.com Inc *	10,261	897,017
Stratasys Ltd *	31,566	722,546
Super Micro Computer Inc *	24,489	608,552
Sykes Enterprises Inc *	25,144	728,170
Synaptics Inc *	23,508	1,263,555
Synchronoss Technologies Inc *	26,201	834,764
SYNNEX Corp	18,610	1,764,600
Syntel Inc *	20,682	936,067
Systemax Inc *	7,630	65,084
Take-Two Interactive Software Inc *	52,559	1,993,037
Tangoe Inc *	18,231	140,743
Tech Data Corp *	22,213	1,596,004
TechTarget Inc *	12,272	99,403
Telenav Inc *	17,847	91,020
TeleTech Holdings Inc	10,519	285,380
Tessera Technologies Inc	31,068	951,924
The Hackett Group Inc	15,090	209,298
The Rubicon Project Inc *	23,654	322,877
TiVo Inc *	60,601	599,950
Travelport Worldwide Ltd	73,680	949,735
TrueCar Inc *	34,024	267,088
TTM Technologies Inc *	45,643	343,692
TubeMogul Inc *	13,945	165,946
Ubiquiti Networks Inc *	16,516	638,509
Ultra Clean Holdings Inc *	19,397	110,369
Ultratech Inc *	13,924	319,834
Unisys Corp *	31,803	231,526
United Online Inc *	9,222	101,442
Universal Display Corp *	26,254	1,780,021
USA Technologies Inc *	22,376	95,546
Varonis Systems Inc *	6,822	163,864
VASCO Data Security International Inc *	19,387	317,753
Veeco Instruments Inc *	25,142	416,352
Verint Systems Inc *	39,402	1,305,388
ViaSat Inc *	28,158	2,010,481
Viavi Solutions Inc *	148,054	981,598
VirnetX Holding Corp *	30,274	121,096
Virtusa Corp *	17,775	513,342
Vishay Intertechnology Inc	86,113	1,066,940
Vishay Precision Group Inc *	7,826	105,025
Web.com Group Inc *	27,172	493,987
WebMD Health Corp *	23,456	1,363,028
Workiva Inc *	13,814	188,699
Xactly Corp *	14,505	185,809
Xcerra Corp *	33,872	194,764
XO Group Inc *	16,305	284,196
Xura Inc *	15,158	370,310
Zedge Inc ‘B’ * l	-	3
Zendesk Inc *	51,463	1,357,594
Zix Corp *	35,970	134,888

		177,892,726

Materials - 4.4%

A Schulman Inc	18,242	445,470
AEP Industries Inc	2,466	198,414
AgroFresh Solutions Inc *	13,026	69,168
AK Steel Holding Corp *	148,928	694,004
Allegheny Technologies Inc	68,824	877,506
American Vanguard Corp	17,988	271,799
Ampco-Pittsburgh Corp	5,314	60,101
Axiall Corp	44,823	1,461,678

	Shares	Value
Balchem Corp	19,950	$1,190,017
Boise Cascade Co *	24,636	565,396
Calgon Carbon Corp	32,756	430,741
Carpenter Technology Corp	29,404	968,274
Century Aluminum Co *	31,236	197,724
Chase Corp	4,245	250,752
Chemtura Corp *	40,565	1,070,105
Clearwater Paper Corp *	11,065	723,319
Cliffs Natural Resources Inc *	113,127	641,430
Codexis Inc *	20,325	81,910
Coeur Mining Inc *	96,786	1,031,739
Commercial Metals Co	73,904	1,248,978
Deltic Timber Corp	6,874	461,452
Ferro Corp *	52,616	704,002
Ferroglobe PLC	42,979	370,049
Flotek Industries Inc *	33,207	438,332
FutureFuel Corp	14,997	163,167
GCP Applied Technologies Inc *	44,739	1,165,004
Gold Resource Corp	31,430	112,834
Greif Inc ‘A’	16,528	615,999
Greif Inc ‘B’	3,437	188,176
Handy & Harman Ltd *	1,220	31,952
Hawkins Inc	6,566	285,030
Haynes International Inc	7,989	256,287
HB Fuller Co	31,802	1,398,970
Headwaters Inc *	45,862	822,764
Hecla Mining Co	242,484	1,236,668
Ingevity Corp *	26,947	917,276
Innophos Holdings Inc	12,186	514,371
Innospec Inc	15,050	692,150
Kaiser Aluminum Corp	7,713	697,332
KapStone Paper & Packaging Corp	54,603	710,385
KMG Chemicals Inc	6,013	156,278
Koppers Holdings Inc *	12,821	393,989
Kraton Performance Polymers Inc *	19,481	544,104
Kronos Worldwide Inc	13,358	70,130
Louisiana-Pacific Corp *	91,312	1,584,263
LSB Industries Inc *	12,473	150,674
Materion Corp	12,861	318,438
Minerals Technologies Inc	22,057	1,252,838
Multi Packaging Solutions International Ltd *	13,546	180,839
Myers Industries Inc	15,064	216,922
Neenah Paper Inc	10,406	753,082
Olin Corp	104,886	2,605,368
Olympic Steel Inc	5,759	157,278
OMNOVA Solutions Inc *	29,115	211,084
PH Glatfelter Co	27,724	542,281
PolyOne Corp	53,166	1,873,570
Quaker Chemical Corp	8,280	738,576
Rayonier Advanced Materials Inc	27,199	369,634
Real Industry Inc *	14,966	116,286
Ryerson Holding Corp *	7,501	131,268
Schnitzer Steel Industries Inc ‘A’	16,482	290,083
Schweitzer-Mauduit International Inc	18,950	668,556
Sensient Technologies Corp	28,270	2,008,301
Stepan Co	12,461	741,803
Stillwater Mining Co *	77,960	924,606
Summit Materials Inc ‘A’ *	40,041	819,239
SunCoke Energy Inc	40,754	237,188
TerraVia Holdings Inc *	49,760	130,371
The Chemours Co	115,571	952,305
TimkenSteel Corp	25,113	241,587
Trecora Resources *	12,401	129,342
Tredegar Corp	15,538	250,473
Trinseo SA *	18,256	783,730
Tronox Ltd ‘A’	39,683	175,002
UFP Technologies Inc *	3,877	87,388
United States Lime & Minerals Inc	1,397	82,409
US Concrete Inc *	9,072	552,576

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Valhi Inc	6,179	$9,701
Worthington Industries Inc	29,111	1,231,395

		46,943,682

Telecommunication Services - 0.9%

8x8 Inc *	56,093	819,519
ATN International Inc	6,395	497,595
Boingo Wireless Inc *	22,489	200,602
Cincinnati Bell Inc *	131,670	601,732
Cogent Communications Holdings Inc	26,496	1,061,430
Consolidated Communications Holdings Inc	31,350	853,974
FairPoint Communications Inc *	13,267	194,759
General Communication Inc ‘A’ *	18,921	298,952
Globalstar Inc *	236,179	285,777
Hawaiian Telcom Holdco Inc *	4,259	90,248
IDT Corp ‘B’	10,364	147,065
Inteliquent Inc	20,737	412,459
Intelsat SA *	19,697	50,818
Iridium Communications Inc *	51,430	456,698
Lumos Networks Corp *	14,253	172,461
NII Holdings Inc *	34,073	108,352
ORBCOMM Inc *	40,873	406,686
pdvWireless Inc *	6,394	136,768
Shenandoah Telecommunications Co	29,874	1,166,878
Spok Holdings Inc	12,961	248,398
Straight Path Communications Inc ‘B’ *	5,768	159,601
Vonage Holdings Corp *	121,483	741,046
Windstream Holdings Inc	60,717	562,847

		9,674,665

Utilities - 4.2%

ALLETE Inc	31,438	2,031,838
American States Water Co	23,435	1,026,922
Artesian Resources Corp ‘A’	4,770	161,798
Atlantic Power Corp	76,148	188,847
Atlantica Yield PLC (Spain)	36,921	685,992
Avista Corp	40,174	1,799,795
Black Hills Corp	32,682	2,060,273
California Water Service Group	30,446	1,063,479
Chesapeake Utilities Corp	9,439	624,673
Connecticut Water Service Inc	6,872	386,206
Consolidated Water Co Ltd (Cayman)	8,968	117,122
Delta Natural Gas Co Inc	3,827	103,099
Dynegy Inc *	74,999	1,292,983
El Paso Electric Co	25,627	1,211,388
Genie Energy Ltd ‘B’ *	8,921	60,395
Global Water Resources Inc	4,838	42,574
IDACORP Inc	31,986	2,602,061
MGE Energy Inc	22,092	1,248,529
Middlesex Water Co	9,882	428,681
New Jersey Resources Corp	54,363	2,095,694
Northwest Natural Gas Co	16,997	1,101,746
NorthWestern Corp	30,842	1,945,205
NRG Yield Inc ‘A’	21,722	330,609
NRG Yield Inc ‘C’	38,751	604,128
ONE Gas Inc	33,053	2,200,999
Ormat Technologies Inc	24,584	1,075,796
Otter Tail Corp	24,062	805,836
Pattern Energy Group Inc	36,302	833,857
PNM Resources Inc	50,620	1,793,973
Portland General Electric Co	56,694	2,501,339
SJW Corp	10,362	408,056
South Jersey Industries Inc	50,625	1,600,763
Southwest Gas Corp	30,025	2,363,268
Spark Energy Inc ‘A’	3,153	104,207
Spire Inc	28,407	2,012,352
Talen Energy Corp *	53,273	721,849
TerraForm Global Inc ‘A’ *	57,221	186,541
TerraForm Power Inc ‘A’ *	54,967	599,140
The Empire District Electric Co	27,972	950,209
The York Water Co	7,833	250,969
Unitil Corp	8,628	368,157

	Shares	Value
Vivint Solar Inc *	9,358	$28,729
WGL Holdings Inc	32,006	2,265,705

		44,285,782

Total Common Stocks (Cost $983,350,322)		1,031,841,083

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.030% due 07/01/16 (Dated 06/30/16, repurchase price of $26,544,664; collateralized by U.S. Treasury Notes: 1.750% due 02/28/22 and value $27,080,213)	$26,544,641	26,544,641

Total Short-Term Investment (Cost $26,544,641)		26,544,641

TOTAL INVESTMENTS - 99.8% (Cost $1,009,968,442)		1,058,536,886

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,249,961

NET ASSETS - 100.0%		$1,060,786,847

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	25.0%
Information Technology	16.8%
Industrials	13.5%
Health Care	13.2%
Consumer Discretionary	13.2%
Materials	4.4%
Utilities	4.2%
Consumer Staples	3.1%
Energy	3.0%
Others (each less than 3.0%)	3.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Investments with a total aggregate value of $195,463 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/16)	256	($554,819)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$151,162	$-	$-	$151,162
	Common Stocks
	Consumer Discretionary	139,922,877	139,922,877	-	-
	Consumer Staples	32,483,362	32,483,362	-	-
	Energy	31,377,357	31,377,357	-	-
	Financials	265,601,599	265,557,298	-	44,301
	Health Care	140,230,574	140,230,574	-	-
	Industrials	143,428,459	143,428,459	-	-
	Information Technology	177,892,726	177,892,726	-	-
	Materials	46,943,682	46,943,682	-	-
	Telecommunication Services	9,674,665	9,674,665	-	-
	Utilities	44,285,782	44,285,782	-	-

	Total Common Stocks	1,031,841,083	1,031,796,782	-	44,301

	Short-Term Investment	26,544,641	-	26,544,641	-

	Total Assets	1,058,536,886	1,031,796,782	26,544,641	195,463

Liabilities	Derivatives:
	Equity Contracts
	Futures	(554,819)	(554,819)	-	-

	Total Liabilities	(554,819)	(554,819)	-	-

	Total	$1,057,982,067	$1,031,241,963	$26,544,641	$195,463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-192 and A-193

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies—not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 2, 2016

By:	/s/ Eddie D. Tung
Eddie D. Tung
Treasurer (Principal Financial and Accounting Officer)

Date:	September 2, 2016